UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares	Value
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1	27,210	$634,539
Total Investment Companies (cost $621,939)		634,539
Total Investments 100.0% (cost $621,939)		634,539
Other Assets and Liabilities, Net 0.0%		70
Total Net Assets 100.0%		$634,609

JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	229,723	$3,262,060
Total Investment Companies (cost $2,868,879)		3,262,060
Total Investments 100.0% (cost $2,868,879)		3,262,060
Other Assets and Liabilities, Net (0.0)%		(290)
Total Net Assets 100.0%		$3,261,770

(a) Investment in affiliate.

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	43,137	$513,764
Total Investment Companies (cost $518,622)		513,764
Total Investments 100.0% (cost $518,622)		513,764
Other Assets and Liabilities, Net (0.0)%		(48)
Total Net Assets 100.0%		$513,716

(a) Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	26,362	$637,428
Total Investment Companies (cost $619,806)		637,428
Total Investments 100.0% (cost $619,806)		637,428
Other Assets and Liabilities, Net (0.0)%		(56)
Total Net Assets 100.0%		$637,372

(a) Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	111,571	$5,367,668
Total Investment Companies (cost $4,981,424)		5,367,668
Total Investments 100.0% (cost $4,981,424)		5,367,668
Other Assets and Liabilities, Net (0.0)%		(525)
Total Net Assets 100.0%		$5,367,143

(a) Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	87,227	$1,824,783
Total Investment Companies (cost $1,662,547)		1,824,783
Total Investments 100.0% (cost $1,662,547)		1,824,783
Other Assets and Liabilities, Net (0.0)%		(175)
Total Net Assets 100.0%		$1,824,608

(a) Investment in affiliate.

	Shares	Value
JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	51,826	$1,259,886
Total Investment Companies (cost $1,139,992)		1,259,886
Total Investments 100.0% (cost $1,139,992)		1,259,886
Other Assets and Liabilities, Net (0.0)%		(127)
Total Net Assets 100.0%		$1,259,759

(a) Investment in affiliate.

JNL/Vanguard Capital Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Capital Growth Portfolio	14	$456
Total Investment Companies (cost $452)		456
Total Investments 100.0% (cost $452)		456
Other Assets and Liabilities, Net 0.0%		—
Total Net Assets 100.0%		$456

JNL/Vanguard Equity Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Equity Income Portfolio	13	$290
Total Investment Companies (cost $289)		290
Total Investments 100.0% (cost $289)		290
Other Assets and Liabilities, Net 0.0%		—
Total Net Assets 100.0%		$290

JNL/Vanguard International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Variable Insurance Fund - International Portfolio	93	$2,455
Total Investment Companies (cost $2,432)		2,455
Total Investments 100.0% (cost $2,432)		2,455
Other Assets and Liabilities, Net 0.0%		—
Total Net Assets 100.0%		$2,455

JNL/Vanguard Small Company Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio	14	$337
Total Investment Companies (cost $333)		337
Total Investments 100.0% (cost $333)		337
Other Assets and Liabilities, Net 0.0%		—
Total Net Assets 100.0%		$337

JNL Institutional Alt 25 Fund
INVESTMENT COMPANIES 100.0%
Alternative 24.8%
JNL Multi-Manager Alternative Fund - Class I (8.7%) (a)	8,945	$90,164
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I (9.8%) (a)	4,860	59,146
JNL/AQR Managed Futures Strategy Fund - Class I (18.5%) (a)	9,837	78,892
JNL/BlackRock Global Long Short Credit Fund - Class I (19.1%) (a)	3,392	32,600
JNL/Boston Partners Global Long Short Equity Fund - Class I (23.9%) (a)	13,843	148,264
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (2.3%) (a)	1,708	24,044
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (20.3%) (a)	8,478	81,896

1

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares	Value
JNL/Invesco Global Real Estate Fund - Class I (4.1%) (a)	8,493	82,553
JNL/Mellon Capital Real Estate Sector Fund - Class I (27.9%) (a)	4,218	42,180
JNL/Neuberger Berman Currency Fund - Class I (35.4%) (a)	3,205	32,019
JNL/Nicholas Convertible Arbitrage Fund - Class I (15.5%) (a)	3,092	31,195
JNL/PPM America Long Short Credit Fund - Class I (26.8%) (a)	4,585	40,531
JNL/Westchester Capital Event Driven Fund - Class I (29.4%) (a)	7,445	74,081
		817,565
Domestic Equity 27.6%
JNL Multi-Manager Mid Cap Fund - Class I (14.1%) (a)	11,092	130,221
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	951	24,508
JNL Multi-Manager Small Cap Value Fund - Class I (2.0%) (a)	1,659	24,689
JNL/DFA U.S. Small Cap Fund - Class I (34.2%) (a)	4,160	41,471
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (13.7%) (a)	11,973	169,424
JNL/Mellon Capital S&P 500 Index Fund - Class I (1.0%) (a)	3,510	73,920
JNL/T. Rowe Price Established Growth Fund - Class I (1.8%) (a)	3,594	153,248
JNL/T. Rowe Price Value Fund - Class I (3.8%) (a)	10,693	183,496
JNL/The London Company Focused U.S. Equity Fund - Class I (82.1%) (a)	7,768	108,603
		909,580
Domestic Fixed Income 17.8%
JNL/Crescent High Income Fund - Class I (8.9%) (a)	6,073	65,531
JNL/DoubleLine Total Return Fund - Class I (10.0%) (a)	21,880	236,522
JNL/PIMCO Income Fund - Class I (15.4%) (a)	6,401	64,014
JNL/PIMCO Real Return Fund - Class I (2.3%) (a)	4,891	48,613
JNL/PPM America Total Return Fund - Class I (7.9%) (a)	8,244	97,937
JNL/Scout Unconstrained Bond Fund - Class I (9.2%) (a)	7,343	73,208
		585,825
Emerging Markets Equity 5.1%
JNL/GQG Emerging Markets Equity Fund - Class I (18.1%) (a)	7,199	71,920
JNL/Lazard Emerging Markets Fund - Class I (5.7%) (a)	5,205	56,261
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.7%) (a)	3,670	40,554
		168,735
Global Equity 4.0%
JNL/Harris Oakmark Global Equity Fund - Class I (12.2%) (a)	11,166	132,313
Global Fixed Income 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (5.7%) (a)	9,066	99,363
International Equity 14.8%
JNL/Causeway International Value Select Fund - Class I (12.2%) (a)	13,495	226,176
JNL/Mellon Capital International Index Fund - Class I (1.6%) (a)	2,094	32,598
JNL/WCM Focused International Equity Fund - Class I (17.4%) (a)	16,835	231,310
		490,084
International Fixed Income 2.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (18.3%) (a)	8,731	97,090
Total Investment Companies (cost $3,293,893)		3,300,555
Total Investments 100.0% (cost $3,293,893)		3,300,555
Other Assets and Liabilities, Net (0.0)%		(357)
Total Net Assets 100.0%		$3,300,198

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value
JNL Institutional Alt 50 Fund
INVESTMENT COMPANIES 100.0%
Alternative 49.5%
JNL Multi-Manager Alternative Fund - Class I (16.8%) (a)	17,203	$173,406
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I (24.3%) (a)	12,028	146,379
JNL/AQR Managed Futures Strategy Fund - Class I (34.3%) (a)	18,283	146,628
JNL/BlackRock Global Long Short Credit Fund - Class I (34.1%) (a)	6,064	58,273
JNL/Boston Partners Global Long Short Equity Fund - Class I (47.6%) (a)	27,630	295,918
JNL/Brookfield Global Infrastructure and MLP Fund - Class I (2.7%) (a)	2,044	28,782
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (40.1%) (a)	16,766	161,960
JNL/Invesco Global Real Estate Fund - Class I (4.4%) (a)	8,968	87,168
JNL/Mellon Capital Real Estate Sector Fund - Class I (34.1%) (a)	5,165	51,649
JNL/Neuberger Berman Currency Fund - Class I (31.4%) (a)	2,841	28,386
JNL/Nicholas Convertible Arbitrage Fund - Class I (28.5%) (a)	5,695	57,459
JNL/PPM America Long Short Credit Fund - Class I (53.5%) (a)	9,173	81,091
JNL/Westchester Capital Event Driven Fund - Class I (55.1%) (a)	13,924	138,541
		1,455,640
Domestic Equity 16.5%
JNL Multi-Manager Mid Cap Fund - Class I (7.1%) (a)	5,601	65,752
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	569	14,662
JNL Multi-Manager Small Cap Value Fund - Class I (1.2%) (a)	992	14,764
JNL/DFA U.S. Small Cap Fund - Class I (15.3%) (a)	1,856	18,505
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (9.0%) (a)	7,858	111,188
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.5%) (a)	1,750	36,854
JNL/T. Rowe Price Established Growth Fund - Class I (1.3%) (a)	2,438	103,978
JNL/T. Rowe Price Value Fund - Class I (2.5%) (a)	7,022	120,493
		486,196
Domestic Fixed Income 16.4%
JNL/Crescent High Income Fund - Class I (8.0%) (a)	5,442	58,724
JNL/DoubleLine Total Return Fund - Class I (6.9%) (a)	15,016	162,321
JNL/PIMCO Income Fund - Class I (13.9%) (a)	5,745	57,448
JNL/PIMCO Real Return Fund - Class I (1.4%) (a)	2,873	28,554
JNL/PPM America Total Return Fund - Class I (7.6%) (a)	8,009	95,142
JNL/Scout Unconstrained Bond Fund - Class I (10.0%) (a)	8,018	79,943
		482,132
Emerging Markets Equity 2.9%
JNL/GQG Emerging Markets Equity Fund - Class I (9.0%) (a)	3,590	35,861
JNL/Lazard Emerging Markets Fund - Class I (2.9%) (a)	2,633	28,466
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (4.5%) (a)	1,896	20,950
		85,277
Global Equity 2.5%
JNL/Harris Oakmark Global Equity Fund - Class I (6.8%) (a)	6,274	74,351
Global Fixed Income 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (3.3%) (a)	5,232	57,344
International Equity 7.7%
JNL/Causeway International Value Select Fund - Class I (5.9%) (a)	6,554	109,845

2

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares	Value
JNL/WCM Focused International Equity Fund - Class I (8.7%) (a)	8,460	116,241
		226,086
International Fixed Income 2.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (13.6%) (a)	6,514	72,438
Total Investment Companies (cost $2,934,648)		2,939,464
Total Investments 100.0% (cost $2,934,648)		2,939,464
Other Assets and Liabilities, Net (0.0)%		(339)
Total Net Assets 100.0%		$2,939,125

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Equity 28.7%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	13,717	$194,782
American Funds Insurance Series - Growth Fund - Class 1	2,752	202,881
American Funds Insurance Series - Growth-Income Fund - Class 1	4,454	214,298
		611,961
Domestic Fixed Income 33.7%
American Funds American High-Income Trust - Class R-6	13,179	138,113
American Funds Bond Fund of America - Class R-6	37,462	485,879
American Funds Inflation Linked Bond Fund - Class R-6	9,672	94,688
		718,680
Emerging Markets Equity 6.0%
American Funds New World Fund - Class R-6	1,978	128,144
Global Equity 21.1%
American Funds Capital World Growth and Income Fund - Class R-6	2,299	117,744
American Funds Insurance Series - Global Growth Fund - Class 1	5,097	149,546
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	4,860	85,294
American Funds SMALLCAP World Fund - Class R-6	1,723	97,183
		449,767
Global Fixed Income 6.4%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	11,488	136,818
International Equity 4.0%
American Funds Insurance Series - International Fund - Class 1	4,079	85,340
Total Investment Companies (cost $2,044,350)		2,130,710
Total Investments 99.9% (cost $2,044,350)		2,130,710
Other Assets and Liabilities, Net 0.1%		1,274
Total Net Assets 100.0%		$2,131,984

(a) Investment in affiliate.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 38.6%
American Funds Insurance Series - Growth Fund - Class 1	3,219	$237,292
American Funds Insurance Series - Growth-Income Fund - Class 1	5,100	245,377
American Washington Mutual Investors Fund - Class R-6	5,541	246,870
		729,539
Domestic Fixed Income 15.2%
American Funds American High-Income Trust - Class R-6	5,389	56,480
American Funds Bond Fund of America - Class R-6	16,284	211,206
	Shares	Value
American Funds Inflation Linked Bond Fund - Class R-6	1,910	18,702
		286,388
Emerging Markets Equity 7.7%
American Funds New World Fund - Class R-6	2,258	146,276
Global Equity 29.0%
American Funds Capital World Growth and Income Fund - Class R-6	2,397	122,756
American Funds Insurance Series - Global Growth Fund - Class 1	7,095	208,151
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	5,381	94,433
American Funds SMALLCAP World Fund - Class R-6	2,185	123,238
		548,578
Global Fixed Income 4.5%
American Funds Insurance Series - Global Bond Fund - Class 1	7,084	84,365
International Equity 5.0%
American Funds Insurance Series - International Fund - Class 1	4,512	94,393
Total Investment Companies (cost $1,808,486)		1,889,539
Total Investments 100.0% (cost $1,808,486)		1,889,539
Other Assets and Liabilities, Net 0.0%		442
Total Net Assets 100.0%		$1,889,981

(a) Investment in affiliate.

JNL/DFA Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 5.2%
DFA Real Estate Securities Portfolio - Institutional Class	77	$2,707
Domestic Equity 43.8%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	263	3,742
DFA U.S. Large Cap Value Portfolio - Institutional Class	108	4,152
DFA U.S. Large Company Portfolio - Institutional Class	490	9,592
DFA U.S. Small Cap Portfolio - Institutional Class	72	2,593
DFA U.S. Targeted Value Portfolio - Institutional Class	104	2,585
		22,664
Domestic Fixed Income 18.4%
DFA Inflation-Protected Securities Portfolio - Institutional Class	87	1,027
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	119	1,287
DFA Investment Grade Portfolio - Institutional Class	355	3,868
DFA Short-Duration Real Return Portfolio - Institutional Class	64	642
DFA Short-Term Extended Quality Portfolio - Institutional Class	249	2,697
		9,521
Emerging Markets Equity 8.1%
DFA Emerging Markets Portfolio - Institutional Class	73	2,095
DFA Emerging Markets Small Cap Portfolio - Institutional Class	92	2,099
		4,194
International Equity 24.5%
DFA International Core Equity Portfolio - Institutional Class	667	9,344
DFA International Small Cap Value Portfolio - Institutional Class	145	3,372
		12,716
Total Investment Companies (cost $50,377)		51,802
Total Investments 100.0% (cost $50,377)		51,802
Other Assets and Liabilities, Net (0.0)%		(5)
Total Net Assets 100.0%		$51,797

3

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares	Value
JNL/DFA Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 1.5%
DFA Real Estate Securities Portfolio - Institutional Class	16	$565
Domestic Equity 36.3%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	133	1,884
DFA U.S. Large Cap Value Portfolio - Institutional Class	52	1,989
DFA U.S. Large Company Portfolio - Institutional Class	348	6,811
DFA U.S. Small Cap Portfolio - Institutional Class	42	1,516
DFA U.S. Targeted Value Portfolio - Institutional Class	61	1,511
		13,711
Domestic Fixed Income 37.5%
DFA Inflation-Protected Securities Portfolio - Institutional Class	120	1,406
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	173	1,878
DFA Investment Grade Portfolio - Institutional Class	553	6,022
DFA Short-Duration Real Return Portfolio - Institutional Class	103	1,031
DFA Short-Term Extended Quality Portfolio - Institutional Class	354	3,843
		14,180
Emerging Markets Equity 6.1%
DFA Emerging Markets Portfolio - Institutional Class	40	1,147
DFA Emerging Markets Small Cap Portfolio - Institutional Class	50	1,149
		2,296
International Equity 18.6%
DFA International Core Equity Portfolio - Institutional Class	392	5,493
DFA International Small Cap Value Portfolio - Institutional Class	65	1,514
		7,007
Total Investment Companies (cost $36,999)		37,759
Total Investments 100.0% (cost $36,999)		37,759
Other Assets and Liabilities, Net (0.0)%		(4)
Total Net Assets 100.0%		$37,755

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 5.7%
JNL Multi-Manager Alternative Fund - Class I (6.1%) (a)	6,206	$62,559
JNL/Boston Partners Global Long Short Equity Fund - Class I (3.9%) (a)	2,291	24,536
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (5.5%) (a)	2,321	22,419
JNL/Invesco Global Real Estate Fund - Class I (0.9%) (a)	1,850	17,986
JNL/Mellon Capital Real Estate Sector Fund - Class I (7.1%) (a)	1,078	10,783
		138,283
Domestic Balanced 12.8%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (5.3%) (a)	9,368	115,598
JNL/T. Rowe Price Capital Appreciation Fund - Class I (9.1%) (a)	13,927	193,868
		309,466
Domestic Equity 24.9%
JNL Multi-Manager Mid Cap Fund - Class I (11.3%) (a)	8,901	104,495
JNL Multi-Manager Small Cap Growth Fund - Class I (1.4%) (a)	945	24,354
JNL Multi-Manager Small Cap Value Fund - Class I (2.1%) (a)	1,730	25,742
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (7.7%) (a)	6,769	95,775
	Shares	Value
JNL/Invesco Diversified Dividend Fund - Class I (18.3%) (a)	9,521	95,396
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.8%) (a)	2,933	61,776
JNL/T. Rowe Price Established Growth Fund - Class I (1.2%) (a)	2,251	95,962
JNL/T. Rowe Price Value Fund - Class I (2.1%) (a)	5,798	99,486
		602,986
Domestic Fixed Income 25.2%
JNL/Crescent High Income Fund - Class I (8.2%) (a)	5,644	60,903
JNL/DoubleLine Total Return Fund - Class I (8.2%) (a)	17,849	192,950
JNL/PIMCO Credit Income Fund - Class I (18.3%) (a)	7,808	90,968
JNL/PIMCO Income Fund - Class I (16.0%) (a)	6,624	66,241
JNL/PIMCO Real Return Fund - Class I (1.7%) (a)	3,539	35,175
JNL/PPM America Total Return Fund - Class I (7.3%) (a)	7,670	91,120
JNL/Scout Unconstrained Bond Fund - Class I (9.1%) (a)	7,283	72,610
		609,967
Emerging Markets Equity 5.8%
JNL/GQG Emerging Markets Equity Fund - Class I (14.9%) (a)	5,939	59,326
JNL/Lazard Emerging Markets Fund - Class I (4.2%) (a)	3,820	41,299
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.7%) (a)	3,691	40,786
		141,411
Global Equity 3.0%
JNL/Harris Oakmark Global Equity Fund - Class I (6.6%) (a)	6,093	72,201
Global Fixed Income 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (4.2%) (a)	6,656	72,948
International Equity 15.9%
JNL/Causeway International Value Select Fund - Class I (9.8%) (a)	10,834	181,584
JNL/Mellon Capital International Index Fund - Class I (1.2%) (a)	1,580	24,601
JNL/WCM Focused International Equity Fund - Class I (13.4%) (a)	12,966	178,149
		384,334
International Fixed Income 3.7%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (17.0%) (a)	8,119	90,279
Total Investment Companies (cost $2,417,869)		2,421,875
Total Investments 100.0% (cost $2,417,869)		2,421,875
Other Assets and Liabilities, Net (0.0)%		(245)
Total Net Assets 100.0%		$2,421,630

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 6.5%
JNL Multi-Manager Alternative Fund - Class I (4.7%) (a)	4,793	$48,308
JNL/Boston Partners Global Long Short Equity Fund - Class I (3.8%) (a)	2,216	23,737
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (5.9%) (a)	2,472	23,877
JNL/Invesco Global Real Estate Fund - Class I (1.7%) (a)	3,530	34,312
JNL/Mellon Capital Real Estate Sector Fund - Class I (17.1%) (a)	2,592	25,922
		156,156
Domestic Balanced 8.0%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (4.4%) (a)	7,879	97,231
JNL/T. Rowe Price Capital Appreciation Fund - Class I (4.6%) (a)	6,967	96,982
		194,213

4

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares	Value
Domestic Equity 33.2%
JNL Multi-Manager Mid Cap Fund - Class I (15.6%) (a)	12,327	144,723
JNL Multi-Manager Small Cap Growth Fund - Class I (1.9%) (a)	1,215	31,287
JNL Multi-Manager Small Cap Value Fund - Class I (2.6%) (a)	2,145	31,910
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (13.8%) (a)	12,126	171,589
JNL/Mellon Capital S&P 500 Index Fund - Class I (1.2%) (a)	4,076	85,848
JNL/T. Rowe Price Established Growth Fund - Class I (1.7%) (a)	3,361	143,317
JNL/T. Rowe Price Value Fund - Class I (4.1%) (a)	11,396	195,561
		804,235
Domestic Fixed Income 13.3%
JNL/Crescent High Income Fund - Class I (5.7%) (a)	3,929	42,391
JNL/DoubleLine Total Return Fund - Class I (5.2%) (a)	11,260	121,722
JNL/PIMCO Credit Income Fund - Class I (12.1%) (a)	5,175	60,287
JNL/PIMCO Income Fund - Class I (6.2%) (a)	2,559	25,593
JNL/PIMCO Real Return Fund - Class I (1.7%) (a)	3,596	35,748
JNL/Scout Unconstrained Bond Fund - Class I (4.5%) (a)	3,611	35,996
		321,737
Emerging Markets Equity 7.9%
JNL/GQG Emerging Markets Equity Fund - Class I (20.8%) (a)	8,295	82,862
JNL/Lazard Emerging Markets Fund - Class I (6.1%) (a)	5,518	59,648
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (10.3%) (a)	4,356	48,132
		190,642
Global Equity 5.1%
JNL/Harris Oakmark Global Equity Fund - Class I (11.4%) (a)	10,465	124,004
Global Fixed Income 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (2.7%) (a)	4,364	47,833
International Equity 22.2%
JNL/Causeway International Value Select Fund - Class I (13.1%) (a)	14,528	243,496
JNL/Mellon Capital International Index Fund - Class I (2.4%) (a)	3,153	49,096
JNL/WCM Focused International Equity Fund - Class I (18.3%) (a)	17,767	244,116
		536,708
International Fixed Income 1.8%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.3%) (a)	3,946	43,882
Total Investment Companies (cost $2,414,230)		2,419,410
Total Investments 100.0% (cost $2,414,230)		2,419,410
Other Assets and Liabilities, Net (0.0)%		(224)
Total Net Assets 100.0%		$2,419,186

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Alternative 6.9%
JNL Multi-Manager Alternative Fund - Class I (1.8%) (a)	1,819	$18,334
JNL/Boston Partners Global Long Short Equity Fund - Class I (3.6%) (a)	2,070	22,168
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (5.3%) (a)	2,219	21,435
JNL/Invesco Global Real Estate Fund - Class I (1.0%) (a)	2,087	20,285
JNL/Mellon Capital Real Estate Sector Fund - Class I (11.7%) (a)	1,769	17,690
		99,912
	Shares	Value
Domestic Equity 41.0%
JNL Multi-Manager Mid Cap Fund - Class I (10.2%) (a)	8,030	94,271
JNL Multi-Manager Small Cap Growth Fund - Class I (1.4%) (a)	921	23,725
JNL Multi-Manager Small Cap Value Fund - Class I (1.9%) (a)	1,553	23,107
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (10.3%) (a)	9,061	128,220
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.9%) (a)	3,149	66,326
JNL/T. Rowe Price Established Growth Fund - Class I (1.6%) (a)	3,026	129,018
JNL/T. Rowe Price Value Fund - Class I (2.7%) (a)	7,564	129,801
		594,468
Domestic Fixed Income 7.2%
JNL/Crescent High Income Fund - Class I (2.0%) (a)	1,343	14,496
JNL/DoubleLine Total Return Fund - Class I (2.6%) (a)	5,614	60,692
JNL/PIMCO Credit Income Fund - Class I (2.9%) (a)	1,240	14,449
JNL/PIMCO Real Return Fund - Class I (0.7%) (a)	1,417	14,081
		103,718
Emerging Markets Equity 8.9%
JNL/GQG Emerging Markets Equity Fund - Class I (14.7%) (a)	5,856	58,500
JNL/Lazard Emerging Markets Fund - Class I (4.3%) (a)	3,913	42,298
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (6.1%) (a)	2,570	28,394
		129,192
Global Equity 9.1%
JNL/Harris Oakmark Global Equity Fund - Class I (12.1%) (a)	11,149	132,112
Global Fixed Income 1.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (1.0%) (a)	1,618	17,739
International Equity 24.7%
JNL/Causeway International Value Select Fund - Class I (8.8%) (a)	9,697	162,515
JNL/Mellon Capital International Index Fund - Class I (1.4%) (a)	1,856	28,903
JNL/WCM Focused International Equity Fund - Class I (12.5%) (a)	12,156	167,024
		358,442
International Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.7%) (a)	1,287	14,312
Total Investment Companies (cost $1,446,491)		1,449,895
Total Investments 100.0% (cost $1,446,491)		1,449,895
Other Assets and Liabilities, Net (0.0)%		(138)
Total Net Assets 100.0%		$1,449,757

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Franklin Templeton Founding Strategy Fund
INVESTMENT COMPANIES 100.0%
Domestic Balanced 33.3%
JNL/Franklin Templeton Income Fund - Class I (20.1%) (a)	43,869	$495,287
Global Equity 66.7%
JNL/Franklin Templeton Global Fund - Class I (47.7%) (a)	43,376	496,218
JNL/Franklin Templeton Mutual Shares Fund - Class I (40.4%) (a)	42,921	495,308
		991,526
Total Investment Companies (cost $1,480,314)		1,486,813
Total Investments 100.0% (cost $1,480,314)		1,486,813
Other Assets and Liabilities, Net (0.0)%		(148)
Total Net Assets 100.0%		$1,486,665

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

5

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares	Value
JNL/Mellon Capital 10 x 10 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 80.5%
JNL/Mellon Capital JNL 5 Fund - Class I (6.5%) (a)	16,479	$243,556
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (1.6%) (a)	2,347	48,757
JNL/Mellon Capital S&P 500 Index Fund - Class I (0.6%) (a)	2,284	48,095
JNL/Mellon Capital Small Cap Index Fund - Class I (2.2%) (a)	2,582	49,828
		390,236
Domestic Fixed Income 9.6%
JNL/Mellon Capital Bond Index Fund - Class I (3.9%) (a)	3,854	46,750
International Equity 9.9%
JNL/Mellon Capital International Index Fund - Class I (2.3%) (a)	3,069	47,790
Total Investment Companies (cost $479,576)		484,776
Total Investments 100.0% (cost $479,576)		484,776
Other Assets and Liabilities, Net (0.0)%		(43)
Total Net Assets 100.0%		$484,733

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Capital Index 5 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.7%
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (6.7%) (a)	9,660	$200,646
JNL/Mellon Capital S&P 500 Index Fund - Class I (2.7%) (a)	9,379	197,531
JNL/Mellon Capital Small Cap Index Fund - Class I (9.0%) (a)	10,651	205,557
		603,734
Domestic Fixed Income 19.5%
JNL/Mellon Capital Bond Index Fund - Class I (16.0%) (a)	16,000	194,082
International Equity 19.8%
JNL/Mellon Capital International Index Fund - Class I (9.6%) (a)	12,651	196,968
Total Investment Companies (cost $983,546)		994,784
Total Investments 100.0% (cost $983,546)		994,784
Other Assets and Liabilities, Net (0.0)%		(81)
Total Net Assets 100.0%		$994,703

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/MMRS Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 30.2%
JNL Multi-Manager Small Cap Growth Fund - Class I (0.5%) (a)	337	$8,680
JNL/Invesco Small Cap Growth Fund - Class I (0.7%) (a)	535	12,948
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I (0.8%) (a)	433	8,419
JNL/Mellon Capital Healthcare Sector Fund - Class I (0.4%) (a)	499	12,677
JNL/Mellon Capital JNL 5 Fund - Class I (0.3%) (a)	877	12,958
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (0.4%) (a)	618	12,836
JNL/S&P Competitive Advantage Fund - Class I (0.5%) (a)	860	12,992
JNL/S&P Dividend Income & Growth Fund - Class I (0.2%) (a)	837	12,777
JNL/S&P Intrinsic Value Fund - Class I (0.5%) (a)	928	12,705
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.2%) (a)	181	8,532
		115,524
	Shares	Value
Domestic Fixed Income 50.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.0%) (a)	2,736	37,868
JNL/Goldman Sachs Core Plus Bond Fund - Class I (4.0%) (a)	3,830	45,458
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (3.2%) (a)	3,313	45,457
JNL/Mellon Capital Bond Index Fund - Class I (3.8%) (a)	3,753	45,528
JNL/PIMCO Real Return Fund - Class I (0.9%) (a)	1,903	18,918
		193,229
Emerging Markets Equity 5.4%
JNL/Mellon Capital Emerging Markets Index Fund - Class I (1.6%) (a)	1,875	20,763
Global Equity 3.3%
JNL/Franklin Templeton Mutual Shares Fund - Class I (1.0%) (a)	1,092	12,598
Global Fixed Income 5.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (2.7%) (a)	1,728	19,090
International Equity 5.5%
JNL/Invesco International Growth Fund - Class I (1.4%) (a)	1,473	21,167
Total Investment Companies (cost $381,902)		382,371
Total Investments 100.0% (cost $381,902)		382,371
Other Assets and Liabilities, Net (0.0)%		(61)
Total Net Assets 100.0%		$382,310

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/MMRS Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 70.1%
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	117	$3,010
JNL/Invesco Small Cap Growth Fund - Class I (0.2%) (a)	123	2,984
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I (0.2%) (a)	122	2,370
JNL/Mellon Capital Healthcare Sector Fund - Class I (0.1%) (a)	140	3,546
JNL/Mellon Capital JNL 5 Fund - Class I (0.1%) (a)	160	2,374
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (0.1%) (a)	172	3,568
JNL/S&P Competitive Advantage Fund - Class I (0.2%) (a)	276	4,167
JNL/S&P Dividend Income & Growth Fund - Class I (0.1%) (a)	307	4,690
JNL/S&P Intrinsic Value Fund - Class I (0.2%) (a)	302	4,134
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.0%) (a)	50	2,369
		33,212
Emerging Markets Equity 12.4%
JNL/Mellon Capital Emerging Markets Index Fund - Class I (0.5%) (a)	530	5,863
Global Equity 5.0%
JNL/Franklin Templeton Mutual Shares Fund - Class I (0.2%) (a)	204	2,356
International Equity 12.5%
JNL/Invesco International Growth Fund - Class I (0.4%) (a)	411	5,904
Total Investment Companies (cost $47,068)		47,335
Total Investments 100.0% (cost $47,068)		47,335
Other Assets and Liabilities, Net (0.0)%		(6)
Total Net Assets 100.0%		$47,329

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

6

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares	Value
JNL/MMRS Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 50.5%
JNL Multi-Manager Small Cap Growth Fund - Class I (0.5%) (a)	357	$9,202
JNL/Invesco Small Cap Growth Fund - Class I (0.5%) (a)	377	9,126
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I (0.6%) (a)	347	6,752
JNL/Mellon Capital Healthcare Sector Fund - Class I (0.3%) (a)	351	8,897
JNL/Mellon Capital JNL 5 Fund - Class I (0.2%) (a)	465	6,870
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I (0.4%) (a)	550	11,418
JNL/S&P Competitive Advantage Fund - Class I (0.4%) (a)	756	11,425
JNL/S&P Dividend Income & Growth Fund - Class I (0.2%) (a)	887	13,528
JNL/S&P Intrinsic Value Fund - Class I (0.4%) (a)	823	11,273
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.1%) (a)	143	6,769
		95,260
Domestic Fixed Income 25.2%
JNL/DoubleLine Core Fixed Income Fund - Class I (0.2%) (a)	624	8,642
JNL/Goldman Sachs Core Plus Bond Fund - Class I (0.9%) (a)	850	10,086
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (0.8%) (a)	839	11,511
JNL/Mellon Capital Bond Index Fund - Class I (1.0%) (a)	951	11,532
JNL/PIMCO Real Return Fund - Class I (0.3%) (a)	578	5,742
		47,513
Emerging Markets Equity 5.8%
JNL/Mellon Capital Emerging Markets Index Fund - Class I (0.8%) (a)	988	10,940
Global Equity 3.6%
JNL/Franklin Templeton Mutual Shares Fund - Class I (0.6%) (a)	585	6,755
Global Fixed Income 3.1%
JNL/Neuberger Berman Strategic Income Fund - Class I (0.8%) (a)	525	5,796
International Equity 11.8%
JNL/Invesco International Growth Fund - Class I (1.5%) (a)	1,554	22,337
Total Investment Companies (cost $187,841)		188,601
Total Investments 100.0% (cost $187,841)		188,601
Other Assets and Liabilities, Net (0.0)%		(26)
Total Net Assets 100.0%		$188,575

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P 4 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL/S&P Competitive Advantage Fund - Class I (62.5%) (a)	114,574	$1,731,217
JNL/S&P Dividend Income & Growth Fund - Class I (31.6%) (a)	112,835	1,721,860
JNL/S&P Intrinsic Value Fund - Class I (67.0%) (a)	126,330	1,729,454
JNL/S&P Total Yield Fund - Class I (76.5%) (a)	129,932	1,730,696
Total Investment Companies (cost $6,849,407)		6,913,227
Total Investments 100.0% (cost $6,849,407)		6,913,227
Other Assets and Liabilities, Net (0.0)%		(549)
Total Net Assets 100.0%		$6,912,678

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value
JNL/S&P Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class I (4.5%) (a)	4,591	$46,273
JNL/Invesco Global Real Estate Fund - Class I (0.8%) (a)	1,569	15,250
		61,523
Domestic Equity 15.2%
JNL Multi-Manager Mid Cap Fund - Class I (1.7%) (a)	1,332	15,640
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	618	15,906
JNL Multi-Manager Small Cap Value Fund - Class I (1.3%) (a)	1,082	16,099
JNL/ClearBridge Large Cap Growth Fund - Class I (2.5%) (a)	1,000	10,140
JNL/DFA U.S. Core Equity Fund - Class I (2.6%) (a)	2,308	31,345
JNL/Invesco Diversified Dividend Fund - Class I (1.9%) (a)	1,000	10,020
JNL/Invesco Mid Cap Value Fund - Class I (1.8%) (a)	612	10,165
JNL/JPMorgan MidCap Growth Fund - Class I (1.5%) (a)	935	31,233
JNL/MFS Mid Cap Value Fund - Class I (0.6%) (a)	434	5,061
JNL/T. Rowe Price Established Growth Fund - Class I (0.4%) (a)	840	35,824
JNL/T. Rowe Price Value Fund - Class I (1.0%) (a)	2,715	46,590
JNL/WMC Value Fund - Class I (0.3%) (a)	224	5,322
		233,345
Domestic Fixed Income 68.8%
JNL/Crescent High Income Fund - Class I (8.4%) (a)	5,728	61,810
JNL/DoubleLine Core Fixed Income Fund - Class I (1.6%) (a)	4,426	61,261
JNL/DoubleLine Total Return Fund - Class I (5.9%) (a)	12,755	137,880
JNL/Goldman Sachs Core Plus Bond Fund - Class I (4.0%) (a)	3,866	45,895
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (8.6%) (a)	8,921	122,398
JNL/PIMCO Income Fund - Class I (3.6%) (a)	1,500	15,000
JNL/PIMCO Real Return Fund - Class I (5.0%) (a)	10,680	106,157
JNL/PPM America Floating Rate Income Fund - Class I (2.0%) (a)	2,947	30,820
JNL/PPM America High Yield Bond Fund - Class I (2.9%) (a)	4,947	77,424
JNL/PPM America Low Duration Bond Fund - Class I (12.3%) (a)	10,626	107,638
JNL/PPM America Total Return Fund - Class I (8.7%) (a)	9,063	107,673
JNL/Scout Unconstrained Bond Fund - Class I (9.6%) (a)	7,656	76,326
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.7%) (a)	10,868	107,590
		1,057,872
Global Fixed Income 7.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (6.2%) (a)	9,852	107,974
International Equity 3.0%
JNL/Causeway International Value Select Fund - Class I (0.8%) (a)	933	15,644
JNL/Invesco International Growth Fund - Class I (1.0%) (a)	1,073	15,425
JNL/WCM Focused International Equity Fund - Class I (1.2%) (a)	1,116	15,336
		46,405
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.9%) (a)	1,381	15,356
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (4.6%) (a)	1,319	15,207
		30,563
Total Investment Companies (cost $1,536,145)		1,537,682
Total Investments 100.0% (cost $1,536,145)		1,537,682
Other Assets and Liabilities, Net (0.0)%		(176)
Total Net Assets 100.0%		$1,537,506

7

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Shares	Value

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class I (9.8%) (a)	10,039	$101,188
JNL/Invesco Global Real Estate Fund - Class I (1.7%) (a)	3,454	33,570
		134,758
Domestic Equity 32.8%
JNL Multi-Manager Mid Cap Fund - Class I (4.6%) (a)	3,665	43,022
JNL Multi-Manager Small Cap Growth Fund - Class I (2.1%) (a)	1,401	36,092
JNL Multi-Manager Small Cap Value Fund - Class I (5.9%) (a)	4,777	71,084
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.2%) (a)	1,001	35,135
JNL/ClearBridge Large Cap Growth Fund - Class I (10.0%) (a)	4,004	40,603
JNL/DFA U.S. Core Equity Fund - Class I (3.0%) (a)	2,583	35,080
JNL/Invesco Diversified Dividend Fund - Class I (19.2%) (a)	10,000	100,195
JNL/Invesco Mid Cap Value Fund - Class I (3.3%) (a)	1,126	18,707
JNL/Invesco Small Cap Growth Fund - Class I (2.0%) (a)	1,475	35,683
JNL/JPMorgan MidCap Growth Fund - Class I (5.0%) (a)	3,175	106,026
JNL/MFS Mid Cap Value Fund - Class I (1.8%) (a)	1,444	16,821
JNL/T. Rowe Price Established Growth Fund - Class I (3.3%) (a)	6,454	275,180
JNL/T. Rowe Price Value Fund - Class I (4.8%) (a)	13,214	226,758
JNL/WMC Value Fund - Class I (3.4%) (a)	2,245	53,370
		1,093,756
Domestic Fixed Income 47.7%
JNL/Crescent High Income Fund - Class I (13.9%) (a)	9,485	102,346
JNL/DoubleLine Core Fixed Income Fund - Class I (1.9%) (a)	5,054	69,952
JNL/DoubleLine Total Return Fund - Class I (10.0%) (a)	21,680	234,363
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (11.6%) (a)	12,090	165,871
JNL/PIMCO Income Fund - Class I (7.3%) (a)	3,011	30,111
JNL/PIMCO Real Return Fund - Class I (9.4%) (a)	19,950	198,306
JNL/PPM America High Yield Bond Fund - Class I (5.1%) (a)	8,714	136,366
JNL/PPM America Low Duration Bond Fund - Class I (21.7%) (a)	18,676	189,190
JNL/PPM America Total Return Fund - Class I (13.5%) (a)	14,131	167,874
JNL/Scout Unconstrained Bond Fund - Class I (15.9%) (a)	12,724	126,860
JNL/T. Rowe Price Short-Term Bond Fund - Class I (10.4%) (a)	16,888	167,194
		1,588,433
Emerging Markets Equity 1.1%
JNL/Lazard Emerging Markets Fund - Class I (3.6%) (a)	3,231	34,932
Global Equity 1.1%
JNL/Oppenheimer Global Growth Fund - Class I (1.5%) (a)	2,031	35,727
Global Fixed Income 7.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (13.5%) (a)	21,586	236,576
International Equity 4.2%
JNL/Causeway International Value Select Fund - Class I (1.9%) (a)	2,100	35,195
JNL/Invesco International Growth Fund - Class I (4.6%) (a)	4,836	69,494
JNL/WCM Focused International Equity Fund - Class I (2.6%) (a)	2,519	34,613
		139,302
	Shares	Value
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.4%) (a)	3,054	33,959
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (10.4%) (a)	2,969	34,231
		68,190
Total Investment Companies (cost $3,324,226)		3,331,674
Total Investments 100.0% (cost $3,324,226)		3,331,674
Other Assets and Liabilities, Net (0.0)%		(354)
Total Net Assets 100.0%		$3,331,320

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 5.0%
JNL Multi-Manager Alternative Fund - Class I (18.4%) (a)	18,783	$189,334
JNL/Invesco Global Real Estate Fund - Class I (6.3%) (a)	12,849	124,894
		314,228
Domestic Equity 46.4%
JNL Multi-Manager Mid Cap Fund - Class I (13.9%) (a)	10,932	128,346
JNL Multi-Manager Small Cap Growth Fund - Class I (4.2%) (a)	2,720	70,059
JNL Multi-Manager Small Cap Value Fund - Class I (11.4%) (a)	9,297	138,345
JNL/BlackRock Large Cap Select Growth Fund - Class I (10.2%) (a)	8,780	308,071
JNL/ClearBridge Large Cap Growth Fund - Class I (25.0%) (a)	10,000	101,400
JNL/Invesco Diversified Dividend Fund - Class I (22.1%) (a)	11,500	115,230
JNL/Invesco Mid Cap Value Fund - Class I (7.5%) (a)	2,572	42,718
JNL/Invesco Small Cap Growth Fund - Class I (3.8%) (a)	2,828	68,412
JNL/JPMorgan MidCap Growth Fund - Class I (10.4%) (a)	6,608	220,714
JNL/MFS Mid Cap Value Fund - Class I (2.9%) (a)	2,290	26,680
JNL/PPM America Mid Cap Value Fund - Class I (4.4%) (a)	1,975	29,782
JNL/T. Rowe Price Established Growth Fund - Class I (9.4%) (a)	18,214	776,652
JNL/T. Rowe Price Value Fund - Class I (13.7%) (a)	38,086	653,556
JNL/WMC Value Fund - Class I (16.3%) (a)	10,902	259,130
		2,939,095
Domestic Fixed Income 29.9%
JNL/Crescent High Income Fund - Class I (19.4%) (a)	13,259	143,059
JNL/DoubleLine Core Fixed Income Fund - Class I (1.7%) (a)	4,532	62,715
JNL/DoubleLine Total Return Fund - Class I (7.8%) (a)	16,887	182,550
JNL/Goldman Sachs Core Plus Bond Fund - Class I (4.7%) (a)	4,499	53,406
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (12.4%) (a)	12,867	176,534
JNL/PIMCO Income Fund - Class I (12.1%) (a)	5,000	50,000
JNL/PIMCO Real Return Fund - Class I (11.5%) (a)	24,357	242,111
JNL/PPM America High Yield Bond Fund - Class I (7.2%) (a)	12,220	191,246
JNL/PPM America Low Duration Bond Fund - Class I (27.9%) (a)	24,060	243,730
JNL/PPM America Total Return Fund - Class I (15.0%) (a)	15,728	186,850
JNL/Scout Unconstrained Bond Fund - Class I (22.1%) (a)	17,625	175,724
JNL/T. Rowe Price Short-Term Bond Fund - Class I (11.4%) (a)	18,592	184,057
		1,891,982
Emerging Markets Equity 3.1%
JNL/GQG Emerging Markets Equity Fund - Class I (5.0%) (a)	2,000	19,980

8

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares	Value
JNL/Lazard Emerging Markets Fund - Class I (6.8%) (a)	6,133	66,302
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (23.3%) (a)	9,833	108,649
		194,931
Global Equity 3.1%
JNL/Oppenheimer Global Growth Fund - Class I (7.9%) (a)	11,018	193,813
Global Fixed Income 4.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (17.9%) (a)	28,635	313,834
International Equity 5.6%
JNL/Causeway International Value Select Fund - Class I (5.2%) (a)	5,722	95,897
JNL/Invesco International Growth Fund - Class I (8.7%) (a)	9,147	131,443
JNL/WCM Focused International Equity Fund - Class I (9.8%) (a)	9,479	130,247
		357,587
International Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.8%) (a)	5,655	62,877
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (19.5%) (a)	5,547	63,959
		126,836
Total Investment Companies (cost $6,312,923)		6,332,306
Total Investments 100.0% (cost $6,312,923)		6,332,306
Other Assets and Liabilities, Net (0.0)%		(655)
Total Net Assets 100.0%		$6,331,651

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.6%
JNL Multi-Manager Alternative Fund - Class I (15.1%) (a)	15,417	$155,407
JNL/Invesco Global Real Estate Fund - Class I (5.1%) (a)	10,396	101,048
		256,455
Domestic Equity 63.6%
JNL Multi-Manager Mid Cap Fund - Class I (10.2%) (a)	8,054	94,558
JNL Multi-Manager Small Cap Growth Fund - Class I (6.8%) (a)	4,431	114,155
JNL Multi-Manager Small Cap Value Fund - Class I (9.9%) (a)	8,118	120,797
JNL/BlackRock Large Cap Select Growth Fund - Class I (16.8%) (a)	14,449	507,012
JNL/ClearBridge Large Cap Growth Fund - Class I (37.5%) (a)	15,000	152,100
JNL/Invesco Diversified Dividend Fund - Class I (19.2%) (a)	10,000	100,200
JNL/Invesco Mid Cap Value Fund - Class I (14.7%) (a)	5,017	83,340
JNL/Invesco Small Cap Growth Fund - Class I (3.4%) (a)	2,527	61,136
JNL/JPMorgan MidCap Growth Fund - Class I (11.4%) (a)	7,222	241,228
JNL/MFS Mid Cap Value Fund - Class I (2.2%) (a)	1,738	20,243
JNL/PPM America Mid Cap Value Fund - Class I (2.5%) (a)	1,133	17,088
JNL/T. Rowe Price Established Growth Fund - Class I (9.0%) (a)	17,481	745,383
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (3.6%) (a)	4,051	191,224
JNL/T. Rowe Price Value Fund - Class I (16.8%) (a)	46,787	802,861
JNL/WMC Value Fund - Class I (17.5%) (a)	11,665	277,286
		3,528,611
Domestic Fixed Income 14.6%
JNL/Crescent High Income Fund - Class I (12.6%) (a)	8,656	93,396
JNL/DoubleLine Core Fixed Income Fund - Class I (0.2%) (a)	420	5,810
	Shares	Value
JNL/DoubleLine Total Return Fund - Class I (2.3%) (a)	4,988	53,916
JNL/PIMCO Income Fund - Class I (14.5%) (a)	6,000	60,000
JNL/PIMCO Real Return Fund - Class I (7.0%) (a)	14,798	147,087
JNL/PPM America High Yield Bond Fund - Class I (4.0%) (a)	6,776	106,042
JNL/PPM America Low Duration Bond Fund - Class I (10.1%) (a)	8,725	88,384
JNL/PPM America Total Return Fund - Class I (8.0%) (a)	8,355	99,255
JNL/Scout Unconstrained Bond Fund - Class I (6.8%) (a)	5,435	54,188
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.2%) (a)	10,080	99,793
		807,871
Emerging Markets Equity 4.6%
JNL/GQG Emerging Markets Equity Fund - Class I (7.5%) (a)	3,000	29,970
JNL/Lazard Emerging Markets Fund - Class I (13.8%) (a)	12,488	134,997
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (19.8%) (a)	8,358	92,351
		257,318
Global Equity 5.1%
JNL/Oppenheimer Global Growth Fund - Class I (11.5%) (a)	16,041	282,161
International Equity 5.9%
JNL/Causeway International Value Select Fund - Class I (6.1%) (a)	6,752	113,163
JNL/Invesco International Growth Fund - Class I (7.5%) (a)	7,915	113,738
JNL/WCM Focused International Equity Fund - Class I (7.3%) (a)	7,120	97,829
		324,730
International Fixed Income 1.6%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.8%) (a)	3,229	35,901
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (16.3%) (a)	4,643	53,534
		89,435
Total Investment Companies (cost $5,521,186)		5,546,581
Total Investments 100.0% (cost $5,521,186)		5,546,581
Other Assets and Liabilities, Net (0.0)%		(559)
Total Net Assets 100.0%		$5,546,022

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Alternative 4.7%
JNL Multi-Manager Alternative Fund - Class I (5.9%) (a)	6,018	$60,658
JNL/Invesco Global Real Estate Fund - Class I (2.0%) (a)	4,104	39,888
		100,546
Domestic Equity 69.6%
JNL Multi-Manager Mid Cap Fund - Class I (4.4%) (a)	3,477	40,822
JNL Multi-Manager Small Cap Growth Fund - Class I (2.5%) (a)	1,641	42,281
JNL Multi-Manager Small Cap Value Fund - Class I (5.2%) (a)	4,252	63,272
JNL/BlackRock Large Cap Select Growth Fund - Class I (6.5%) (a)	5,566	195,326
JNL/ClearBridge Large Cap Growth Fund - Class I (25.0%) (a)	10,000	101,401
JNL/Invesco Diversified Dividend Fund - Class I (14.4%) (a)	7,505	75,195
JNL/Invesco Mid Cap Value Fund - Class I (5.3%) (a)	1,829	30,375
JNL/Invesco Small Cap Growth Fund - Class I (2.3%) (a)	1,735	41,967
JNL/JPMorgan MidCap Growth Fund - Class I (4.9%) (a)	3,126	104,390
JNL/MFS Mid Cap Value Fund - Class I (1.1%) (a)	870	10,131

9

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares	Value
JNL/T. Rowe Price Established Growth Fund - Class I (3.1%) (a)	6,095	259,899
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (1.9%) (a)	2,140	101,005
JNL/T. Rowe Price Value Fund - Class I (6.2%) (a)	17,327	297,330
JNL/WMC Value Fund - Class I (8.7%) (a)	5,818	138,302
		1,501,696
Domestic Fixed Income 6.5%
JNL/DoubleLine Total Return Fund - Class I (0.9%) (a)	1,853	20,033
JNL/PIMCO Income Fund - Class I (2.4%) (a)	1,001	10,010
JNL/PPM America High Yield Bond Fund - Class I (1.5%) (a)	2,589	40,519
JNL/PPM America Total Return Fund - Class I (1.6%) (a)	1,691	20,083
JNL/Scout Unconstrained Bond Fund - Class I (1.2%) (a)	984	9,814
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.5%) (a)	4,036	39,960
		140,419
Emerging Markets Equity 5.7%
JNL/GQG Emerging Markets Equity Fund - Class I (7.5%) (a)	2,982	29,794
JNL/Lazard Emerging Markets Fund - Class I (4.2%) (a)	3,837	41,479
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (11.2%) (a)	4,747	52,458
		123,731
Global Equity 4.8%
JNL/Oppenheimer Global Growth Fund - Class I (4.3%) (a)	5,939	104,460
International Equity 7.7%
JNL/Causeway International Value Select Fund - Class I (3.4%) (a)	3,744	62,747
JNL/Invesco International Growth Fund - Class I (2.7%) (a)	2,863	41,141
JNL/WCM Focused International Equity Fund - Class I (4.6%) (a)	4,488	61,662
		165,550
International Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.8%) (a)	1,808	20,110
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (0.2%) (a)	58	664
		20,774
Total Investment Companies (cost $2,145,500)		2,157,176
Total Investments 100.0% (cost $2,145,500)		2,157,176
Other Assets and Liabilities, Net (0.0)%		(219)
Total Net Assets 100.0%		$2,156,957

(a) The Fund's percentage ownership of the underlying affiliated fund at September 30, 2017 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Vanguard Global Bond Market Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 50.0%
Vanguard Intermediate-Term Bond Index Fund - Admiral Shares	2	$18
Vanguard Long-Term Bond Index Fund - Investor Shares	1	16
Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares	1	21
Vanguard Short-Term Bond Index Fund - Admiral Shares	3	37
Vanguard Total Bond Market Index Fund - Admiral Shares	4	39
		131
	Shares	Value
International Fixed Income 50.0%
Vanguard Total International Bond Index Fund - Admiral Shares	6	131
Total Investment Companies (cost $262)		262
Total Investments 100.0% (cost $262)		262
Other Assets and Liabilities, Net 0.0%		—
Total Net Assets 100.0%		$262

JNL/Vanguard International Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Developed Markets Index Fund - Admiral Shares	90	$1,260
Vanguard Emerging Markets Stock Index Fund - Admiral Shares	13	485
Vanguard European Stock Index Fund - Admiral Shares	7	490
Vanguard FTSE All-World ex-US Index Fund - Admiral Shares	37	1,219
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares	7	285
Vanguard Pacific Stock Index Fund - Admiral Shares	4	324
Total Investment Companies (cost $4,032)		4,063
Total Investments 100.0% (cost $4,032)		4,063
Other Assets and Liabilities, Net (0.0)%		(1)
Total Net Assets 100.0%		$4,062

JNL/Vanguard US Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Growth Index Fund - Admiral Shares	1	$65
Vanguard Large-Cap Index Fund - Admiral Shares	4	202
Vanguard Small-Cap Index Fund - Admiral Shares	1	60
Vanguard Total Stock Market Index Fund - Admiral Shares	2	142
Vanguard Value Index Fund - Admiral Shares	2	76
Total Investment Companies (cost $542)		545
Total Investments 100.0% (cost $542)		545
Other Assets and Liabilities, Net 0.0%		—
Total Net Assets 100.0%		$545

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
FTSE - Financial Times and the London Stock Exchange
MLP - Master Limited Partnership

10

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Moderate Growth Allocation Fund and JNL/American Funds Growth Allocation Fund (“JNL American Funds Funds of Funds”), JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Growth Allocation Fund (“JNL DFA Funds Funds of Funds”) and JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard US Stock Market Index Fund (“JNL Vanguard Funds Funds of Funds”), invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC (“JNAM”). The JNL/American Funds Funds of Funds, JNL DFA Funds Funds of Funds and JNL Vanguard Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940 (“1940 Act”), as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended September 30, 2017, certain Funds of Funds may be deemed an affiliated person thereof under the1940 Act. The JNL/American Funds Balanced Fund, JNL/American Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund (“JNL American Funds Master Feeder Funds”) and JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund and JNL/Vanguard Small Company Growth Fund (“JNL Vanguard Funds Master Feeder Funds”) invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Master Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The following table details each Fund's long term investments in affiliates (in thousands) held during the period ended September 30, 2017.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	2,909,237	322,238	118,520	128,695	37,936	111,169	3,262,060	100.0
	2,909,237	322,238	118,520	128,695	37,936	111,169	3,262,060	100.0
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	471,581	40,158	26,776	2,953	(1,124)	29,925	513,764	100.0
	471,581	40,158	26,776	2,953	(1,124)	29,925	513,764	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	495,272	59,278	17,144	2,456	3,631	96,391	637,428	100.0
	495,272	59,278	17,144	2,456	3,631	96,391	637,428	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	4,041,191	971,136	14,600	326,210	4,221	365,720	5,367,668	100.0
	4,041,191	971,136	14,600	326,210	4,221	365,720	5,367,668	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,100,507	427,225	2,270	22,694	8	299,313	1,824,783	100.0
	1,100,507	427,225	2,270	22,694	8	299,313	1,824,783	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	904,647	146,003	12,304	1,880	(414)	221,954	1,259,886	100.0
	904,647	146,003	12,304	1,880	(414)	221,954	1,259,886	100.0
JNL Institutional Alt 25 Fund[1]
JNL Multi-Manager Alternative Fund - Class A	23,235	65,772	92,180	222	2,925	248	—	—
JNL Multi-Manager Alternative Fund - Class I	—	90,433	179	—	—	(90)	90,164	2.7
JNL Multi-Manager Mid Cap Fund - Class I	—	128,890	—	—	—	1,331	130,221	3.9
JNL Multi-Manager Mid Cap Fund - Class A	48,331	71,122	130,661	192	13,678	(2,470)	—	—
JNL Multi-Manager Small Cap Growth Fund - Class I	—	24,005	1	—	—	504	24,508	0.7
JNL Multi-Manager Small Cap Growth Fund - Class A	—	24,005	24,005	—	—	—	—	—
JNL Multi-Manager Small Cap Value Fund - Class A	—	24,005	24,005	—	—	—	—	—
JNL Multi-Manager Small Cap Value Fund - Class I	—	24,005	30	—	1	713	24,689	0.7
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	—	58,366	59,085	68	719	—	—	—
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	—	59,085	474	—	1	534	59,146	1.8
JNL/AQR Managed Futures Strategy Fund - Class I	—	79,580	—	—	—	(688)	78,892	2.4
JNL/AQR Managed Futures Strategy Fund - Class A	43,883	52,887	86,132	—	(17,052)	6,414	—	—
JNL/BlackRock Global Long Short Credit Fund - Class A	27,001	18,725	45,321	216	(1,906)	1,501	—	—
JNL/BlackRock Global Long Short Credit Fund - Class I	—	32,556	23	—	—	67	32,600	1.0
JNL/Boston Partners Global Long Short Equity Fund - Class A	58,721	88,286	153,479	—	7,396	(924)	—	—
JNL/Boston Partners Global Long Short Equity Fund - Class I	—	148,481	355	—	(1)	139	148,264	4.5
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	6,279	23,642	30,827	179	(17)	923	—	—

11

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	—	24,146	—	—	—	(102)	24,044	0.7
JNL/Causeway International Value Select Fund - Class I	—	226,414	1,314	—	(4)	1,080	226,176	6.9
JNL/Causeway International Value Select Fund - Class A	—	214,367	232,369	990	18,002	—	—	—
JNL/Crescent High Income Fund - Class A	23,031	41,539	65,927	699	2,347	(990)	—	—
JNL/Crescent High Income Fund - Class I	—	65,476	127	—	—	182	65,531	2.0
JNL/DFA U.S. Small Cap Fund - Class I	—	40,307	—	—	—	1,164	41,471	1.3
JNL/DFA U.S. Small Cap Fund - Class A	22,227	18,349	40,307	800	(198)	(71)	—	—
JNL/DoubleLine Core Fixed Income Fund - Class A	19,473	—	19,978	—	(174)	679	—	—
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	97,077	98,441	578	1,364	—	—	—
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	—	97,177	—	—	—	(87)	97,090	2.9
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	—	168,705	—	—	—	719	169,424	5.1
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	70,912	86,606	179,070	3,290	29,348	(7,796)	—	—
JNL/DoubleLine Total Return Fund - Class A	157,865	129,811	291,920	3,488	6,923	(2,679)	—	—
JNL/DoubleLine Total Return Fund - Class I	—	237,100	360	—	—	(218)	236,522	7.2
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	—	81,731	90	—	—	255	81,896	2.5
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	33,596	52,035	84,699	1,371	(1,494)	562	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	54,482	56,850	110,982	—	(6,529)	6,179	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	—	100,124	488	—	(1)	(272)	99,363	3.0
JNL/GQG Emerging Markets Equity Fund - Class I	—	71,992	—	—	—	(72)	71,920	2.2
JNL/Harris Oakmark Global Equity Fund - Class I	—	132,680	364	—	(3)	—	132,313	4.0
JNL/Harris Oakmark Global Equity Fund - Class A	—	124,291	137,425	132	13,134	—	—	—
JNL/Invesco Global Real Estate Fund - Class A	12,319	80,436	89,701	2,176	(3,729)	675	—	—
JNL/Invesco Global Real Estate Fund - Class I	—	82,645	262	—	—	170	82,553	2.5
JNL/Lazard Emerging Markets Fund - Class A	39,171	29,324	77,463	429	2,994	5,974	—	—
JNL/Lazard Emerging Markets Fund - Class I	—	56,886	—	—	—	(625)	56,261	1.7
JNL/Mellon Capital Emerging Markets Index Fund - Class A	—	22,344	25,458	199	3,114	—	—	—
JNL/Mellon Capital International Index Fund - Class I	—	32,556	—	—	—	42	32,598	1.0
JNL/Mellon Capital International Index Fund - Class A	160,901	18,395	195,710	977	25,734	(9,320)	—	—
JNL/Mellon Capital Real Estate Sector Fund - Class I	—	42,552	371	—	(1)	—	42,180	1.3
JNL/Mellon Capital S&P 500 Index Fund - Class A	88,194	41,867	138,287	878	17,424	(9,198)	—	—
JNL/Mellon Capital S&P 500 Index Fund - Class I	—	73,480	87	—	—	527	73,920	2.2
JNL/Mellon Capital Small Cap Index Fund - Class A	37,554	1,303	38,911	1,289	9,362	(9,308)	—	—
JNL/Neuberger Berman Currency Fund - Class I	—	31,987	—	—	—	32	32,019	1.0
JNL/Neuberger Berman Currency Fund - Class A	18,855	17,381	36,575	—	(243)	582	—	—
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	405	—	410	—	(57)	62	—	—
JNL/Neuberger Berman Strategic Income Fund - Class A	3,394	—	3,440	—	56	(10)	—	—
JNL/Nicholas Convertible Arbitrage Fund - Class A	23,001	18,525	40,845	641	(1,921)	1,240	—	—
JNL/Nicholas Convertible Arbitrage Fund - Class I	—	31,164	—	—	—	31	31,195	0.9
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	9,454	26,957	43,674	13	7,176	87	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	—	41,215	—	—	—	(661)	40,554	1.2
JNL/PIMCO Income Fund - Class I	—	64,014	—	—	—	—	64,014	1.9
JNL/PIMCO Real Return Fund - Class I	—	48,888	31	—	—	(244)	48,613	1.5
JNL/PIMCO Real Return Fund - Class A	19,564	28,685	49,317	—	1,077	(9)	—	—
JNL/PPM America High Yield Bond Fund - Class A	19,725	—	20,324	—	(3)	602	—	—
JNL/PPM America Long Short Credit Fund - Class A	3,458	41,416	43,881	533	(1,130)	137	—	—
JNL/PPM America Long Short Credit Fund - Class I	—	40,393	—	—	—	138	40,531	1.2
JNL/PPM America Total Return Fund - Class I	—	97,975	120	—	—	82	97,937	3.0
JNL/PPM America Total Return Fund - Class A	48,931	57,258	106,729	1,028	(27)	567	—	—
JNL/Scout Unconstrained Bond Fund - Class A	63,271	40,204	104,183	608	640	68	—	—
JNL/Scout Unconstrained Bond Fund - Class I	—	73,255	47	—	—	—	73,208	2.2
JNL/T. Rowe Price Established Growth Fund - Class A	72,735	77,526	172,445	3,694	20,523	1,661	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	—	152,888	—	—	—	360	153,248	4.6
JNL/T. Rowe Price Value Fund - Class A	88,977	104,711	195,496	4,931	(5,944)	7,752	—	—
JNL/T. Rowe Price Value Fund - Class I	—	182,213	—	—	—	1,283	183,496	5.6
JNL/The London Company Focused U.S. Equity Fund - Class I	—	108,262	592	—	1	932	108,603	3.3
JNL/The London Company Focused U.S. Equity Fund - Class A	78,632	50,192	143,870	450	24,676	(9,630)	—	—
JNL/WCM Focused International Equity Fund - Class A	93,162	116,238	252,842	388	45,279	(1,837)	—	—
JNL/WCM Focused International Equity Fund - Class I	—	232,957	630	—	(6)	(1,011)	231,310	7.0
JNL/Westchester Capital Event Driven Fund - Class I	—	73,814	180	—	—	447	74,081	2.2

12

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Westchester Capital Event Driven Fund - Class A	37,279	42,339	81,664	724	2,395	(349)	—	—
	1,508,018	5,362,867	3,774,163	31,183	215,849	(12,016)	3,300,555	100.0
JNL Institutional Alt 50 Fund[1]
JNL Multi-Manager Alternative Fund - Class I	—	173,578	—	—	—	(172)	173,406	5.9
JNL Multi-Manager Alternative Fund - Class A	71,139	103,725	181,135	770	4,831	1,440	—	—
JNL Multi-Manager Mid Cap Fund - Class A	57,051	14,950	77,813	169	8,426	(2,614)	—	—
JNL Multi-Manager Mid Cap Fund - Class I	—	65,084	4	—	—	672	65,752	2.2
JNL Multi-Manager Small Cap Growth Fund - Class I	—	14,362	1	—	—	301	14,662	0.5
JNL Multi-Manager Small Cap Growth Fund - Class A	—	14,362	14,362	—	—	—	—	—
JNL Multi-Manager Small Cap Value Fund - Class A	—	14,362	14,362	—	—	—	—	—
JNL Multi-Manager Small Cap Value Fund - Class I	—	14,362	26	—	1	427	14,764	0.5
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	—	143,954	145,091	198	1,137	—	—	—
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	—	145,091	35	—	—	1,323	146,379	5.0
JNL/AQR Managed Futures Strategy Fund - Class I	—	148,395	483	—	(4)	(1,280)	146,628	5.0
JNL/AQR Managed Futures Strategy Fund - Class A	179,557	39,921	204,932	—	(38,804)	24,258	—	—
JNL/AQR Risk Parity Fund - Class A	1,271	—	1,296	—	112	(87)	—	—
JNL/BlackRock Global Long Short Credit Fund - Class A	122,919	11,647	135,290	954	(6,132)	6,856	—	—
JNL/BlackRock Global Long Short Credit Fund - Class I	—	58,153	1	—	—	121	58,273	2.0
JNL/Boston Partners Global Long Short Equity Fund - Class I	—	295,641	—	—	—	277	295,918	10.1
JNL/Boston Partners Global Long Short Equity Fund - Class A	261,041	53,855	327,932	—	17,870	(4,834)	—	—
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	31,059	7,982	41,653	448	(2,420)	5,032	—	—
JNL/Brookfield Global Infrastructure and MLP Fund - Class I	—	28,905	—	—	—	(123)	28,782	1.0
JNL/Causeway International Value Select Fund - Class A	—	110,428	121,736	927	11,308	—	—	—
JNL/Causeway International Value Select Fund - Class I	—	109,322	1	—	—	524	109,845	3.7
JNL/Crescent High Income Fund - Class A	43,817	16,220	61,180	1,147	2,289	(1,146)	—	—
JNL/Crescent High Income Fund - Class I	—	58,730	169	—	—	163	58,724	2.0
JNL/DFA U.S. Small Cap Fund - Class A	16,797	1,294	17,985	605	(240)	134	—	—
JNL/DFA U.S. Small Cap Fund - Class I	—	17,985	—	—	—	520	18,505	0.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	73,404	74,077	597	673	—	—	—
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	—	72,503	—	—	—	(65)	72,438	2.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	74,653	33,922	118,356	3,890	17,598	(7,817)	—	—
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	—	111,326	610	—	—	472	111,188	3.8
JNL/DoubleLine Total Return Fund - Class A	199,903	58,118	260,955	5,228	6,240	(3,306)	—	—
JNL/DoubleLine Total Return Fund - Class I	—	163,471	1,001	—	1	(150)	162,321	5.5
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	—	161,915	457	—	(1)	503	161,960	5.5
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	146,520	34,214	179,508	4,954	(4,293)	3,067	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	63,392	10,281	76,733	—	(4,870)	7,930	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	—	57,501	—	—	—	(157)	57,344	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	—	35,897	—	—	—	(36)	35,861	1.2
JNL/Harris Oakmark Global Equity Fund - Class A	—	72,431	74,879	132	2,448	—	—	—
JNL/Harris Oakmark Global Equity Fund - Class I	—	74,785	431	—	(3)	—	74,351	2.5
JNL/Invesco Global Real Estate Fund - Class I	—	86,989	—	—	—	179	87,168	3.0
JNL/Invesco Global Real Estate Fund - Class A	54,616	66,241	118,648	4,778	(5,293)	3,084	—	—
JNL/Lazard Emerging Markets Fund - Class A	43,064	5,249	56,203	438	366	7,524	—	—
JNL/Lazard Emerging Markets Fund - Class I	—	28,782	—	—	—	(316)	28,466	1.0
JNL/Mellon Capital Emerging Markets Index Fund - Class A	—	12,573	14,292	108	1,719	—	—	—
JNL/Mellon Capital International Index Fund - Class A	179,748	—	196,981	—	26,853	(9,620)	—	—
JNL/Mellon Capital Real Estate Sector Fund - Class I	—	51,870	221	—	—	—	51,649	1.8
JNL/Mellon Capital S&P 500 Index Fund - Class I	—	36,670	79	—	—	263	36,854	1.3
JNL/Mellon Capital S&P 500 Index Fund - Class A	105,590	8,761	122,230	808	18,888	(11,009)	—	—
JNL/Mellon Capital Small Cap Index Fund - Class A	21,309	6,599	27,897	1,242	3,268	(3,279)	—	—
JNL/Neuberger Berman Currency Fund - Class I	—	28,358	—	—	—	28	28,386	1.0
JNL/Neuberger Berman Currency Fund - Class A	85,955	4,950	92,148	—	(1,285)	2,528	—	—
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	3,834	—	3,856	—	(1,402)	1,424	—	—
JNL/Neuberger Berman Strategic Income Fund - Class A	11,447	—	11,662	—	198	17	—	—
JNL/Nicholas Convertible Arbitrage Fund - Class I	—	57,402	—	—	—	57	57,459	2.0
JNL/Nicholas Convertible Arbitrage Fund - Class A	113,722	12,970	127,450	2,777	(4,285)	5,043	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	16,373	9,015	31,954	14	6,612	(46)	—	—

13

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	—	21,291	—	—	—	(341)	20,950	0.7
JNL/PIMCO Income Fund - Class I	—	57,448	—	—	—	—	57,448	2.0
JNL/PIMCO Real Return Fund - Class I	—	28,698	—	—	—	(144)	28,554	1.0
JNL/PIMCO Real Return Fund - Class A	25,404	28,646	54,549	—	499	—	—	—
JNL/PPM America Long Short Credit Fund - Class A	45,954	44,260	88,432	2,730	(5,138)	3,356	—	—
JNL/PPM America Long Short Credit Fund - Class I	—	81,165	349	—	—	275	81,091	2.8
JNL/PPM America Total Return Fund - Class A	57,321	54,243	112,110	1,932	(291)	837	—	—
JNL/PPM America Total Return Fund - Class I	—	95,255	193	—	—	80	95,142	3.2
JNL/Red Rocks Listed Private Equity Fund - Class A	13,825	—	14,678	—	(521)	1,374	—	—
JNL/Scout Unconstrained Bond Fund - Class A	83,681	14,750	99,037	1,062	592	14	—	—
JNL/Scout Unconstrained Bond Fund - Class I	—	79,943	—	—	—	—	79,943	2.7
JNL/T. Rowe Price Established Growth Fund - Class I	—	104,109	372	—	(3)	244	103,978	3.5
JNL/T. Rowe Price Established Growth Fund - Class A	110,958	19,901	151,509	4,466	18,079	2,571	—	—
JNL/T. Rowe Price Value Fund - Class I	—	120,959	1,308	—	(1)	843	120,493	4.1
JNL/T. Rowe Price Value Fund - Class A	111,164	28,910	145,428	5,622	(3,893)	9,247	—	—
JNL/WCM Focused International Equity Fund - Class I	—	116,749	—	—	—	(508)	116,241	4.0
JNL/WCM Focused International Equity Fund - Class A	91,905	26,304	142,456	364	25,950	(1,703)	—	—
JNL/Westchester Capital Event Driven Fund - Class A	126,179	25,629	155,078	2,680	3,627	(357)	—	—
JNL/Westchester Capital Event Driven Fund - Class I	—	137,705	—	—	—	836	138,541	4.7
	2,571,168	4,124,470	3,901,614	49,040	100,706	44,734	2,939,464	100.0
JNL/American Funds Moderate Growth Allocation Fund
American Funds Insurance Series - Global Bond Fund - Class 1	111,468	19,354	1,393	776	11	7,378	136,818	6.4
American Funds Insurance Series - International Growth and Income Fund - Class 1	—	81,625	342	143	3	4,008	85,294	4.0
	111,468	100,979	1,735	919	14	11,386	222,112	10.4
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - International Growth and Income Fund - Class 1	—	90,416	343	152	3	4,357	94,433	5.0
	—	90,416	343	152	3	4,357	94,433	5.0
JNL Moderate Growth Allocation Fund[1]
JNL Multi-Manager Alternative Fund - Class I	—	62,895	273	—	(1)	(62)	62,559	2.6
JNL Multi-Manager Alternative Fund - Class A	—	61,916	62,895	40	979	—	—	—
JNL Multi-Manager Mid Cap Fund - Class I	—	104,327	902	—	2	1,068	104,495	4.3
JNL Multi-Manager Mid Cap Fund - Class A	70,109	36,037	116,871	241	14,318	(3,593)	—	—
JNL Multi-Manager Small Cap Growth Fund - Class I	—	23,855	2	—	—	501	24,354	1.0
JNL Multi-Manager Small Cap Growth Fund - Class A	—	22,666	24,191	—	1,525	—	—	—
JNL Multi-Manager Small Cap Value Fund - Class A	—	25,543	25,139	784	(404)	—	—	—
JNL Multi-Manager Small Cap Value Fund - Class I	—	25,139	143	—	2	744	25,742	1.1
JNL/Boston Partners Global Long Short Equity Fund - Class I	—	24,551	38	—	—	23	24,536	1.0
JNL/Boston Partners Global Long Short Equity Fund - Class A	—	24,300	24,551	—	251	—	—	—
JNL/Causeway International Value Select Fund - Class I	—	180,717	—	—	—	867	181,584	7.5
JNL/Causeway International Value Select Fund - Class A	—	170,227	182,032	1,012	11,805	—	—	—
JNL/Crescent High Income Fund - Class A	24,940	37,830	64,459	890	2,978	(1,289)	—	—
JNL/Crescent High Income Fund - Class I	—	60,794	60	—	—	169	60,903	2.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	—	90,363	3	—	—	(81)	90,279	3.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	91,924	93,072	777	1,148	—	—	—
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	—	95,369	—	—	—	406	95,775	4.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	87,342	30,838	134,927	3,454	26,851	(10,104)	—	—
JNL/DoubleLine Total Return Fund - Class A	196,842	76,761	276,862	4,021	6,088	(2,829)	—	—
JNL/DoubleLine Total Return Fund - Class I	—	193,169	40	—	—	(179)	192,950	8.0
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	—	22,670	22,302	—	(368)	—	—	—
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	—	22,349	—	—	—	70	22,419	0.9
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	—	113,873	115,427	1,329	1,554	—	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	—	115,402	85	—	—	281	115,598	4.8
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	—	73,212	65	—	—	(199)	72,948	3.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	77,519	29,282	110,526	—	(1,889)	5,614	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	—	59,385	—	—	—	(59)	59,326	2.4
JNL/Harris Oakmark Global Equity Fund - Class A	—	81,112	88,136	131	7,024	—	—	—
JNL/Harris Oakmark Global Equity Fund - Class I	—	72,201	—	—	—	—	72,201	3.0
JNL/Invesco Diversified Dividend Fund - Class I	—	95,206	—	—	—	190	95,396	3.9

14

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Invesco Global Real Estate Fund - Class I	—	17,949	—	—	—	37	17,986	0.7
JNL/Invesco Global Real Estate Fund - Class A	—	18,889	17,946	562	(943)	—	—	—
JNL/Lazard Emerging Markets Fund - Class I	—	41,757	—	—	—	(458)	41,299	1.7
JNL/Lazard Emerging Markets Fund - Class A	—	39,756	41,732	167	1,976	—	—	—
JNL/Mellon Capital Emerging Markets Index Fund - Class A	50,525	11,115	76,051	484	10,424	3,987	—	—
JNL/Mellon Capital International Index Fund - Class A	99,851	9,820	123,432	1,020	9,215	4,546	—	—
JNL/Mellon Capital International Index Fund - Class I	—	24,609	40	—	—	32	24,601	1.0
JNL/Mellon Capital Real Estate Sector Fund - Class I	—	10,783	—	—	—	—	10,783	0.4
JNL/Mellon Capital S&P 500 Index Fund - Class A	189,499	25,378	230,169	1,856	33,429	(18,137)	—	—
JNL/Mellon Capital S&P 500 Index Fund - Class I	—	61,457	121	—	—	440	61,776	2.6
JNL/Mellon Capital Small Cap Index Fund - Class A	41,965	1,775	45,113	—	6,263	(4,890)	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	36,770	41,407	10	4,637	—	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	—	41,449	—	—	—	(663)	40,786	1.7
JNL/PIMCO Credit Income Fund - Class I	—	91,046	78	—	—	—	90,968	3.8
JNL/PIMCO Credit Income Fund - Class A	42,873	45,224	91,553	1,152	2,535	921	—	—
JNL/PIMCO Income Fund - Class I	—	66,241	—	—	—	—	66,241	2.7
JNL/PIMCO Real Return Fund - Class I	—	35,352	—	—	—	(177)	35,175	1.5
JNL/PIMCO Real Return Fund - Class A	32,334	25,082	58,391	—	979	(4)	—	—
JNL/PPM America High Yield Bond Fund - Class A	28,510	1,400	30,374	987	1,462	(998)	—	—
JNL/PPM America Total Return Fund - Class A	71,475	36,580	108,722	1,386	31	636	—	—
JNL/PPM America Total Return Fund - Class I	—	91,126	82	—	—	76	91,120	3.8
JNL/Scout Unconstrained Bond Fund - Class I	—	72,645	35	—	—	—	72,610	3.0
JNL/Scout Unconstrained Bond Fund - Class A	89,239	29,896	119,755	1,129	868	(248)	—	—
JNL/T. Rowe Price Capital Appreciation Fund - Class I	—	193,034	2	—	—	836	193,868	8.0
JNL/T. Rowe Price Capital Appreciation Fund - Class A	109,662	65,261	195,935	1,779	25,478	(4,466)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	—	95,737	—	—	—	225	95,962	4.0
JNL/T. Rowe Price Established Growth Fund - Class A	49,063	38,304	102,784	3,099	14,925	492	—	—
JNL/T. Rowe Price Value Fund - Class I	—	99,072	282	—	—	696	99,486	4.1
JNL/T. Rowe Price Value Fund - Class A	70,064	42,310	115,686	3,648	1,115	2,197	—	—
JNL/WCM Focused International Equity Fund - Class A	86,245	78,054	191,335	390	27,364	(328)	—	—
JNL/WCM Focused International Equity Fund - Class I	—	178,926	—	—	—	(777)	178,149	7.4
	1,418,057	3,750,710	2,934,026	30,348	211,621	(24,487)	2,421,875	100.0
JNL Growth Allocation Fund[1]
JNL Multi-Manager Alternative Fund - Class A	—	48,009	48,356	65	347	—	—	—
JNL Multi-Manager Alternative Fund - Class I	—	48,357	1	—	—	(48)	48,308	2.0
JNL Multi-Manager Mid Cap Fund - Class I	—	143,244	—	—	—	1,479	144,723	6.0
JNL Multi-Manager Mid Cap Fund - Class A	105,529	36,650	154,653	414	17,865	(5,391)	—	—
JNL Multi-Manager Small Cap Growth Fund - Class I	—	30,644	1	—	—	644	31,287	1.3
JNL Multi-Manager Small Cap Growth Fund - Class A	—	29,653	30,643	—	990	—	—	—
JNL Multi-Manager Small Cap Value Fund - Class A	—	31,638	30,991	1,112	(647)	—	—	—
JNL Multi-Manager Small Cap Value Fund - Class I	—	30,991	3	—	—	922	31,910	1.3
JNL/Boston Partners Global Long Short Equity Fund - Class A	—	23,469	23,585	—	116	—	—	—
JNL/Boston Partners Global Long Short Equity Fund - Class I	—	23,714	—	—	—	23	23,737	1.0
JNL/Causeway International Value Select Fund - Class A	—	230,029	244,780	1,798	14,751	—	—	—
JNL/Causeway International Value Select Fund - Class I	—	242,338	4	—	—	1,162	243,496	10.1
JNL/Crescent High Income Fund - Class A	32,325	13,787	46,925	848	2,479	(1,666)	—	—
JNL/Crescent High Income Fund - Class I	—	42,274	1	—	—	118	42,391	1.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	—	43,927	5	—	—	(40)	43,882	1.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	46,542	47,337	539	795	—	—	—
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	150,611	28,019	197,896	6,399	36,741	(17,475)	—	—
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	—	170,869	8	—	—	728	171,589	7.1
JNL/DoubleLine Total Return Fund - Class A	134,985	29,008	165,704	3,171	1,562	149	—	—
JNL/DoubleLine Total Return Fund - Class I	—	121,834	—	—	—	(112)	121,722	5.0
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	—	23,761	23,722	—	(39)	—	—	—
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	—	23,803	—	—	—	74	23,877	1.0
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	—	114,235	116,110	1,902	1,875	—	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	—	96,997	2	—	—	236	97,231	4.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	50,389	10,080	63,355	—	(191)	3,077	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	—	47,964	—	—	—	(131)	47,833	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	—	82,942	—	—	—	(80)	82,862	3.4

15

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Harris Oakmark Global Equity Fund - Class I	—	124,012	8	—	—	—	124,004	5.1
JNL/Harris Oakmark Global Equity Fund - Class A	—	117,434	124,610	229	7,176	—	—	—
JNL/Invesco Global Real Estate Fund - Class I	—	34,239	—	—	—	73	34,312	1.4
JNL/Invesco Global Real Estate Fund - Class A	—	35,177	33,668	1,112	(1,509)	—	—	—
JNL/Lazard Emerging Markets Fund - Class A	—	57,909	60,022	498	2,113	—	—	—
JNL/Lazard Emerging Markets Fund - Class I	—	60,304	—	—	—	(656)	59,648	2.5
JNL/Mellon Capital Emerging Markets Index Fund - Class A	93,676	28,876	150,210	753	19,634	8,024	—	—
JNL/Mellon Capital International Index Fund - Class A	157,867	9,979	189,529	2,275	9,004	12,679	—	—
JNL/Mellon Capital International Index Fund - Class I	—	49,035	2	—	—	63	49,096	2.0
JNL/Mellon Capital Real Estate Sector Fund - Class I	—	25,927	5	—	—	—	25,922	1.1
JNL/Mellon Capital S&P 500 Index Fund - Class I	—	85,240	3	—	—	611	85,848	3.5
JNL/Mellon Capital S&P 500 Index Fund - Class A	288,441	17,241	329,795	2,755	61,704	(37,591)	—	—
JNL/Mellon Capital Small Cap Index Fund - Class A	68,529	5,274	75,225	1,087	9,337	(7,915)	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	45,707	48,891	25	3,184	—	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	—	48,915	—	—	—	(783)	48,132	2.0
JNL/PIMCO Credit Income Fund - Class A	32,578	26,464	60,563	1,121	965	556	—	—
JNL/PIMCO Credit Income Fund - Class I	—	60,288	1	—	—	—	60,287	2.5
JNL/PIMCO Income Fund - Class I	—	25,597	4	—	—	—	25,593	1.1
JNL/PIMCO Real Return Fund - Class A	23,383	17,085	41,187	—	732	(13)	—	—
JNL/PIMCO Real Return Fund - Class I	—	35,927	—	—	—	(179)	35,748	1.5
JNL/PPM America Total Return Fund - Class A	32,564	1,893	35,357	—	79	821	—	—
JNL/S&P International 5 Fund - Class A	55,434	302	59,686	—	2,140	1,810	—	—
JNL/Scout Unconstrained Bond Fund - Class I	—	35,996	—	—	—	—	35,996	1.5
JNL/Scout Unconstrained Bond Fund - Class A	69,593	10,064	80,275	532	876	(258)	—	—
JNL/T. Rowe Price Capital Appreciation Fund - Class I	—	96,566	2	—	—	418	96,982	4.0
JNL/T. Rowe Price Capital Appreciation Fund - Class A	152,127	17,330	185,104	1,884	21,497	(5,850)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	—	142,977	—	—	—	340	143,317	5.9
JNL/T. Rowe Price Established Growth Fund - Class A	91,407	40,339	151,285	6,300	18,051	1,488	—	—
JNL/T. Rowe Price Value Fund - Class I	—	194,198	5	—	—	1,368	195,561	8.1
JNL/T. Rowe Price Value Fund - Class A	128,342	62,126	196,436	9,303	2,191	3,777	—	—
JNL/WCM Focused International Equity Fund - Class A	177,353	41,866	264,716	796	46,881	(1,384)	—	—
JNL/WCM Focused International Equity Fund - Class I	—	245,166	—	—	—	(1,050)	244,116	10.1
	1,845,133	3,614,231	3,280,671	44,918	280,699	(39,982)	2,419,410	100.0
JNL Aggressive Growth Allocation Fund[1]
JNL Multi-Manager Alternative Fund - Class A	—	18,229	18,386	35	157	—	—	—
JNL Multi-Manager Alternative Fund - Class I	—	18,386	34	—	—	(18)	18,334	1.3
JNL Multi-Manager Mid Cap Fund - Class A	55,022	37,854	101,193	236	11,016	(2,699)	—	—
JNL Multi-Manager Mid Cap Fund - Class I	—	93,321	14	—	—	964	94,271	6.5
JNL Multi-Manager Small Cap Growth Fund - Class I	—	23,440	204	—	1	488	23,725	1.6
JNL Multi-Manager Small Cap Growth Fund - Class A	—	22,504	23,440	—	936	—	—	—
JNL Multi-Manager Small Cap Value Fund - Class A	—	22,907	22,581	595	(326)	—	—	—
JNL Multi-Manager Small Cap Value Fund - Class I	—	22,580	143	—	2	668	23,107	1.6
JNL/Boston Partners Global Long Short Equity Fund - Class A	—	22,082	22,200	—	118	—	—	—
JNL/Boston Partners Global Long Short Equity Fund - Class I	—	22,199	52	—	—	21	22,168	1.5
JNL/Causeway International Value Select Fund - Class I	—	162,064	324	—	(1)	776	162,515	11.2
JNL/Causeway International Value Select Fund - Class A	—	150,694	162,693	1,207	11,999	—	—	—
JNL/Crescent High Income Fund - Class A	11,129	5,400	16,916	254	937	(550)	—	—
JNL/Crescent High Income Fund - Class I	—	14,464	8	—	—	40	14,496	1.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	—	14,325	—	—	—	(13)	14,312	1.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	14,163	14,394	141	231	—	—	—
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	—	127,676	—	—	—	544	128,220	8.8
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	96,376	38,690	151,126	4,959	27,910	(11,850)	—	—
JNL/DoubleLine Total Return Fund - Class A	35,671	25,090	61,018	1,215	(90)	347	—	—
JNL/DoubleLine Total Return Fund - Class I	—	60,748	—	—	—	(56)	60,692	4.2
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	—	21,369	—	—	—	66	21,435	1.5
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	—	21,475	21,358	—	(117)	—	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	—	36,667	37,685	132	1,018	—	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	—	17,788	—	—	—	(49)	17,739	1.2
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	11,025	8,742	20,367	—	568	32	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	—	58,629	71	—	—	(58)	58,500	4.0

16

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Harris Oakmark Global Equity Fund - Class I	—	132,277	164	—	(1)	—	132,112	9.1
JNL/Harris Oakmark Global Equity Fund - Class A	—	132,065	142,550	235	10,485	—	—	—
JNL/Invesco Global Real Estate Fund - Class I	—	20,243	—	—	—	42	20,285	1.4
JNL/Invesco Global Real Estate Fund - Class A	—	21,047	20,194	584	(853)	—	—	—
JNL/Lazard Emerging Markets Fund - Class A	—	40,740	42,734	388	1,994	—	—	—
JNL/Lazard Emerging Markets Fund - Class I	—	42,767	—	—	—	(469)	42,298	2.9
JNL/Mellon Capital Emerging Markets Index Fund - Class A	54,107	19,825	90,542	440	13,490	3,120	—	—
JNL/Mellon Capital International Index Fund - Class I	—	28,866	—	—	—	37	28,903	2.0
JNL/Mellon Capital International Index Fund - Class A	89,036	12,795	113,739	632	5,645	6,263	—	—
JNL/Mellon Capital Real Estate Sector Fund - Class I	—	17,690	—	—	—	—	17,690	1.2
JNL/Mellon Capital S&P 500 Index Fund - Class A	149,219	28,095	192,465	1,759	31,681	(16,530)	—	—
JNL/Mellon Capital S&P 500 Index Fund - Class I	—	65,976	122	—	—	472	66,326	4.6
JNL/Mellon Capital Small Cap Index Fund - Class A	37,279	6,568	44,917	224	5,446	(4,376)	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	—	26,155	28,847	15	2,692	—	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	—	28,856	—	—	—	(462)	28,394	2.0
JNL/PIMCO Credit Income Fund - Class A	8,954	10,072	19,401	230	316	59	—	—
JNL/PIMCO Credit Income Fund - Class I	—	14,454	5	—	—	—	14,449	1.0
JNL/PIMCO Real Return Fund - Class A	—	14,047	14,145	—	98	—	—	—
JNL/PIMCO Real Return Fund - Class I	—	14,152	—	—	—	(71)	14,081	1.0
JNL/S&P International 5 Fund - Class A	31,042	1,260	34,546	—	1,418	826	—	—
JNL/Scout Unconstrained Bond Fund - Class A	24,455	3,741	28,571	—	601	(226)	—	—
JNL/T. Rowe Price Capital Appreciation Fund - Class A	35,379	3,946	42,657	105	3,817	(485)	—	—
JNL/T. Rowe Price Established Growth Fund - Class A	72,357	41,596	132,634	4,939	18,452	229	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	—	128,715	—	—	—	303	129,018	8.9
JNL/T. Rowe Price Value Fund - Class I	—	128,893	—	—	—	908	129,801	9.0
JNL/T. Rowe Price Value Fund - Class A	83,539	48,907	136,745	5,843	1,735	2,564	—	—
JNL/WCM Focused International Equity Fund - Class I	—	167,771	18	—	—	(729)	167,024	11.5
JNL/WCM Focused International Equity Fund - Class A	89,658	56,830	174,529	473	29,176	(1,135)	—	—
	884,248	2,339,835	1,933,732	24,641	180,551	(21,007)	1,449,895	100.0
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Fund - Class A	485,054	8,324	548,850	7,992	129,416	(73,944)	—	—
JNL/Franklin Templeton Global Fund - Class I	—	494,525	476	—	—	2,169	496,218	33.4
JNL/Franklin Templeton Income Fund - Class A	485,212	19,853	524,117	18,439	59,477	(40,425)	—	—
JNL/Franklin Templeton Income Fund - Class I	—	494,080	548	—	—	1,755	495,287	33.3
JNL/Franklin Templeton Mutual Shares Fund - Class A	484,222	24,781	512,203	22,890	98,562	(95,362)	—	—
JNL/Franklin Templeton Mutual Shares Fund - Class I	—	493,487	756	—	2	2,575	495,308	33.3
	1,454,488	1,535,050	1,586,950	49,321	287,457	(203,232)	1,486,813	100.0
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Bond Index Fund - Class I	—	46,827	—	—	—	(77)	46,750	9.6
JNL/Mellon Capital Bond Index Fund - Class A	43,355	6,369	50,177	899	(608)	1,061	—	—
JNL/Mellon Capital International Index Fund - Class A	43,432	3,619	54,281	1,308	7,937	(707)	—	—
JNL/Mellon Capital International Index Fund - Class I	—	47,728	—	—	—	62	47,790	9.9
JNL/Mellon Capital JNL 5 Fund - Class I	—	241,419	335	—	—	2,472	243,556	50.2
JNL/Mellon Capital JNL 5 Fund - Class A	216,278	18,615	250,851	4,959	84,458	(68,500)	—	—
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	—	48,054	72	—	—	775	48,757	10.1
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	43,724	6,255	49,479	3,713	10,799	(11,299)	—	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	43,290	3,155	50,694	1,389	20,194	(15,945)	—	—
JNL/Mellon Capital S&P 500 Index Fund - Class I	—	47,753	—	—	—	342	48,095	9.9
JNL/Mellon Capital Small Cap Index Fund - Class A	45,266	6,382	51,613	2,432	10,889	(10,924)	—	—
JNL/Mellon Capital Small Cap Index Fund - Class I	—	48,464	266	—	4	1,626	49,828	10.3
	435,345	524,640	507,768	14,700	133,673	(101,114)	484,776	100.0
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Bond Index Fund - Class I	—	194,403	—	—	—	(321)	194,082	19.5
JNL/Mellon Capital Bond Index Fund - Class A	159,843	39,982	201,421	3,744	(3,073)	4,669	—	—
JNL/Mellon Capital International Index Fund - Class A	163,917	14,959	206,966	5,398	34,044	(5,954)	—	—
JNL/Mellon Capital International Index Fund - Class I	—	196,714	—	—	—	254	196,968	19.8
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	—	197,660	204	—	2	3,188	200,646	20.2
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	174,231	28,788	200,601	15,311	45,381	(47,799)	—	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	168,312	15,898	200,809	5,707	80,078	(63,479)	—	—
JNL/Mellon Capital S&P 500 Index Fund - Class I	—	196,124	—	—	—	1,407	197,531	19.9
JNL/Mellon Capital Small Cap Index Fund - Class A	180,396	26,346	206,433	10,060	47,654	(47,963)	—	—
JNL/Mellon Capital Small Cap Index Fund - Class I	—	199,555	727	—	19	6,710	205,557	20.7
	846,699	1,110,429	1,017,161	40,220	204,105	(149,288)	994,784	100.0
JNL/MMRS Conservative Fund
JNL Multi-Manager Small Cap Growth Fund - Class I	—	8,541	40	—	1	178	8,680	2.3
JNL Multi-Manager Small Cap Growth Fund - Class A	8,674	35	10,191	—	436	1,046	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	—	37,950	—	—	—	(82)	37,868	9.9

17

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/DoubleLine Core Fixed Income Fund - Class A	40,037	190	42,051	128	928	896	—	—
JNL/Franklin Templeton Mutual Shares Fund - Class I	—	12,532	—	—	—	66	12,598	3.3
JNL/Franklin Templeton Mutual Shares Fund - Class A	13,068	665	13,846	581	(41)	154	—	—
JNL/Goldman Sachs Core Plus Bond Fund - Class A	48,074	989	49,620	915	(608)	1,165	—	—
JNL/Goldman Sachs Core Plus Bond Fund - Class I	—	45,573	—	—	—	(115)	45,458	11.9
JNL/Invesco International Growth Fund - Class I	—	21,177	10	—	—	—	21,167	5.5
JNL/Invesco International Growth Fund - Class A	21,964	380	25,750	375	1,177	2,229	—	—
JNL/Invesco Small Cap Growth Fund - Class A	12,986	377	14,908	342	1,968	(423)	—	—
JNL/Invesco Small Cap Growth Fund - Class I	—	12,836	54	—	—	166	12,948	3.4
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	45,556	—	—	—	(99)	45,457	11.9
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	48,062	1,281	49,354	1,181	(1,401)	1,412	—	—
JNL/Mellon Capital Bond Index Fund - Class A	48,086	967	49,522	878	(281)	750	—	—
JNL/Mellon Capital Bond Index Fund - Class I	—	45,604	—	—	—	(76)	45,528	11.9
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I	—	8,350	—	—	—	69	8,419	2.2
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class A	8,627	612	9,602	567	192	171	—	—
JNL/Mellon Capital Emerging Markets Index Fund - Class I	—	21,118	—	—	—	(355)	20,763	5.4
JNL/Mellon Capital Emerging Markets Index Fund - Class A	22,037	188	27,637	184	4,538	874	—	—
JNL/Mellon Capital Healthcare Sector Fund - Class I	—	12,627	—	—	—	50	12,677	3.3
JNL/Mellon Capital Healthcare Sector Fund - Class A	13,077	940	15,537	906	(14)	1,534	—	—
JNL/Mellon Capital JNL 5 Fund - Class A	—	12,999	13,635	265	636	—	—	—
JNL/Mellon Capital JNL 5 Fund - Class I	—	12,889	62	—	—	131	12,958	3.4
JNL/Mellon Capital S&P 24 Fund - Class A	13,007	205	13,310	180	(2,165)	2,263	—	—
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	—	12,669	38	—	1	204	12,836	3.4
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	13,048	1,075	14,057	979	1,405	(1,471)	—	—
JNL/Neuberger Berman Strategic Income Fund - Class I	—	19,090	—	—	—	—	19,090	5.0
JNL/Neuberger Berman Strategic Income Fund - Class A	20,031	547	21,155	541	264	313	—	—
JNL/PIMCO Real Return Fund - Class A	20,028	56	20,567	—	(794)	1,277	—	—
JNL/PIMCO Real Return Fund - Class I	—	19,013	—	—	—	(95)	18,918	4.9
JNL/S&P Competitive Advantage Fund - Class A	12,941	530	13,845	277	(1,343)	1,717	—	—
JNL/S&P Competitive Advantage Fund - Class I	—	12,879	77	—	1	189	12,992	3.4
JNL/S&P Dividend Income & Growth Fund - Class I	—	12,757	39	—	—	59	12,777	3.3
JNL/S&P Dividend Income & Growth Fund - Class A	13,067	1,235	13,853	1,090	65	(514)	—	—
JNL/S&P Intrinsic Value Fund - Class A	12,924	602	14,225	328	(946)	1,645	—	—
JNL/S&P Intrinsic Value Fund - Class I	—	12,600	16	—	—	121	12,705	3.3
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	8,666	416	10,137	411	1,142	(87)	—	—
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	—	8,493	19	—	—	58	8,532	2.2
	398,404	406,543	443,157	10,128	5,161	15,420	382,371	100.0
JNL/MMRS Growth Fund
JNL Multi-Manager Small Cap Growth Fund - Class I	—	2,951	3	—	—	62	3,010	6.4
JNL Multi-Manager Small Cap Growth Fund - Class A	2,905	126	3,529	—	353	145	—	—
JNL/Franklin Templeton Mutual Shares Fund - Class I	—	2,343	—	—	—	13	2,356	5.0
JNL/Franklin Templeton Mutual Shares Fund - Class A	2,337	349	2,702	107	35	(19)	—	—
JNL/Invesco International Growth Fund - Class I	—	5,904	—	—	—	—	5,904	12.5
JNL/Invesco International Growth Fund - Class A	5,883	434	7,233	102	699	217	—	—
JNL/Invesco Small Cap Growth Fund - Class A	2,903	211	3,459	78	403	(58)	—	—
JNL/Invesco Small Cap Growth Fund - Class I	—	2,948	2	—	—	38	2,984	6.3
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I	—	2,350	—	—	—	20	2,370	5.0
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class A	2,312	366	2,769	157	72	19	—	—
JNL/Mellon Capital Emerging Markets Index Fund - Class A	5,850	481	7,788	50	1,411	46	—	—
JNL/Mellon Capital Emerging Markets Index Fund - Class I	—	5,961	—	—	—	(98)	5,863	12.4
JNL/Mellon Capital Healthcare Sector Fund - Class I	—	3,532	—	—	—	14	3,546	7.5
JNL/Mellon Capital Healthcare Sector Fund - Class A	3,502	534	4,442	247	66	340	—	—
JNL/Mellon Capital JNL 5 Fund - Class I	—	2,350	—	—	—	24	2,374	5.0
JNL/Mellon Capital JNL 5 Fund - Class A	—	2,472	2,586	48	114	—	—	—
JNL/Mellon Capital S&P 24 Fund - Class A	2,329	108	2,454	33	(54)	71	—	—
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	3,498	579	4,051	270	172	(198)	—	—
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	—	3,513	1	—	—	56	3,568	7.5
JNL/S&P Competitive Advantage Fund - Class A	4,030	567	4,712	88	(60)	175	—	—
JNL/S&P Competitive Advantage Fund - Class I	—	4,109	3	—	—	61	4,167	8.8
JNL/S&P Dividend Income & Growth Fund - Class A	4,670	926	5,425	396	(235)	64	—	—
JNL/S&P Dividend Income & Growth Fund - Class I	—	4,669	—	—	—	21	4,690	9.9
JNL/S&P Intrinsic Value Fund - Class A	4,014	561	4,787	106	193	19	—	—
JNL/S&P Intrinsic Value Fund - Class I	—	4,095	1	—	—	40	4,134	8.7
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	—	2,353	—	—	—	16	2,369	5.0

18

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	2,324	245	2,851	112	283	(1)	—	—
	46,557	55,037	58,798	1,794	3,452	1,087	47,335	100.0
JNL/MMRS Moderate Fund
JNL Multi-Manager Small Cap Growth Fund - Class I	—	9,041	29	—	—	190	9,202	4.9
JNL Multi-Manager Small Cap Growth Fund - Class A	8,966	243	10,755	—	1,286	260	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	—	8,661	—	—	—	(19)	8,642	4.6
JNL/DoubleLine Core Fixed Income Fund - Class A	8,877	355	9,642	29	243	167	—	—
JNL/Franklin Templeton Mutual Shares Fund - Class I	—	6,725	5	—	—	35	6,755	3.6
JNL/Franklin Templeton Mutual Shares Fund - Class A	6,761	593	7,403	312	158	(109)	—	—
JNL/Goldman Sachs Core Plus Bond Fund - Class A	10,346	626	11,089	203	(349)	466	—	—
JNL/Goldman Sachs Core Plus Bond Fund - Class I	—	10,112	—	—	—	(26)	10,086	5.3
JNL/Invesco International Growth Fund - Class I	—	22,337	—	—	—	—	22,337	11.8
JNL/Invesco International Growth Fund - Class A	22,710	548	26,809	395	2,284	1,267	—	—
JNL/Invesco Small Cap Growth Fund - Class A	8,964	395	10,430	240	1,510	(439)	—	—
JNL/Invesco Small Cap Growth Fund - Class I	—	9,032	23	—	—	117	9,126	4.8
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	11,536	—	—	—	(25)	11,511	6.1
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	11,803	788	12,589	299	(578)	576	—	—
JNL/Mellon Capital Bond Index Fund - Class A	11,807	707	12,628	222	(324)	438	—	—
JNL/Mellon Capital Bond Index Fund - Class I	—	11,551	—	—	—	(19)	11,532	6.1
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class I	—	6,697	1	—	—	56	6,752	3.6
JNL/Mellon Capital Consumer Discretionary Sector Fund - Class A	6,710	665	7,644	455	292	(23)	—	—
JNL/Mellon Capital Emerging Markets Index Fund - Class I	—	11,128	—	—	—	(188)	10,940	5.8
JNL/Mellon Capital Emerging Markets Index Fund - Class A	11,161	307	14,289	97	2,758	63	—	—
JNL/Mellon Capital Healthcare Sector Fund - Class I	—	8,862	—	—	—	35	8,897	4.7
JNL/Mellon Capital Healthcare Sector Fund - Class A	8,987	910	10,942	635	114	931	—	—
JNL/Mellon Capital JNL 5 Fund - Class A	—	6,870	7,205	140	335	—	—	—
JNL/Mellon Capital JNL 5 Fund - Class I	—	6,823	22	—	—	69	6,870	3.6
JNL/Mellon Capital S&P 24 Fund - Class A	6,741	315	7,102	95	(152)	198	—	—
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class I	—	11,270	34	—	—	182	11,418	6.1
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	11,240	1,338	12,501	872	860	(937)	—	—
JNL/Neuberger Berman Strategic Income Fund - Class I	—	5,796	—	—	—	—	5,796	3.1
JNL/Neuberger Berman Strategic Income Fund - Class A	5,922	333	6,424	164	—	169	—	—
JNL/PIMCO Real Return Fund - Class A	5,920	233	6,297	—	(234)	378	—	—
JNL/PIMCO Real Return Fund - Class I	—	5,771	—	—	—	(29)	5,742	3.0
JNL/S&P Competitive Advantage Fund - Class A	11,145	789	12,251	243	(191)	508	—	—
JNL/S&P Competitive Advantage Fund - Class I	—	11,300	43	—	1	167	11,425	6.1
JNL/S&P Dividend Income & Growth Fund - Class I	—	13,483	17	—	—	62	13,528	7.2
JNL/S&P Dividend Income & Growth Fund - Class A	13,545	1,661	14,722	1,149	(579)	95	—	—
JNL/S&P Intrinsic Value Fund - Class A	11,120	814	12,531	292	660	(63)	—	—
JNL/S&P Intrinsic Value Fund - Class I	—	11,181	15	—	—	107	11,273	6.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	6,737	396	7,952	325	959	(140)	—	—
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	—	6,726	3	—	—	46	6,769	3.6
	189,462	206,918	221,397	6,167	9,053	4,565	188,601	100.0
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class A	1,773,239	47,055	1,869,585	37,149	(96,817)	146,108	—	—
JNL/S&P Competitive Advantage Fund - Class I	—	1,720,782	14,935	—	163	25,207	1,731,217	25.0
JNL/S&P Dividend Income & Growth Fund - Class A	1,807,676	157,297	1,903,538	146,811	55,702	(117,137)	—	—
JNL/S&P Dividend Income & Growth Fund - Class I	—	1,715,506	1,554	—	10	7,898	1,721,860	24.9
JNL/S&P Intrinsic Value Fund - Class A	1,768,153	48,660	1,911,248	44,776	(96,025)	190,460	—	—
JNL/S&P Intrinsic Value Fund - Class I	—	1,717,181	4,185	—	35	16,423	1,729,454	25.0
JNL/S&P Total Yield Fund - Class A	1,773,867	114,809	1,866,235	80,065	(48,126)	25,685	—	—
JNL/S&P Total Yield Fund - Class I	—	1,718,240	1,850	—	14	14,292	1,730,696	25.0
	7,122,935	7,239,530	7,573,130	308,801	(185,044)	308,936	6,913,227	100.0
JNL/S&P Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class A	47,573	780	50,531	250	612	1,566	—	—
JNL Multi-Manager Alternative Fund - Class I	—	46,324	5	—	—	(46)	46,273	3.0
JNL Multi-Manager Mid Cap Fund - Class A	15,699	694	17,748	52	2,321	(966)	—	—
JNL Multi-Manager Mid Cap Fund - Class I	—	15,488	8	—	—	160	15,640	1.0
JNL Multi-Manager Small Cap Growth Fund - Class A	15,645	655	19,008	—	1,454	1,254	—	—
JNL Multi-Manager Small Cap Growth Fund - Class I	—	15,594	15	—	—	327	15,906	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	—	15,661	28	—	1	465	16,099	1.0
JNL Multi-Manager Small Cap Value Fund - Class A	15,681	2,066	17,683	808	1,930	(1,994)	—	—
JNL/Causeway International Value Select Fund - Class I	—	15,577	8	—	—	75	15,644	1.0
JNL/Causeway International Value Select Fund - Class A	15,843	445	19,221	155	2,907	26	—	—
JNL/ClearBridge Large Cap Growth Fund - Class I	—	10,000	—	—	—	140	10,140	0.7
JNL/Crescent High Income Fund - Class I	—	61,651	13	—	—	172	61,810	4.0

19

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Crescent High Income Fund - Class A	63,515	2,305	67,094	1,448	4,199	(2,925)	—	—
JNL/DFA U.S. Core Equity Fund - Class I	—	30,995	20	—	—	370	31,345	2.0
JNL/DFA U.S. Core Equity Fund - Class A	31,328	1,762	35,594	840	10,124	(7,620)	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	—	61,394	—	—	—	(133)	61,261	4.0
JNL/DoubleLine Core Fixed Income Fund - Class A	95,770	1,241	100,305	207	(1,992)	5,286	—	—
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	—	15,370	—	—	—	(14)	15,356	1.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	15,900	310	17,140	198	1,671	(741)	—	—
JNL/DoubleLine Total Return Fund - Class A	143,481	5,764	150,936	3,644	6,175	(4,484)	—	—
JNL/DoubleLine Total Return Fund - Class I	—	138,007	—	—	—	(127)	137,880	9.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	110,455	3,065	119,447	—	(7,171)	13,098	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	—	108,290	20	—	—	(296)	107,974	7.0
JNL/Goldman Sachs Core Plus Bond Fund - Class I	—	46,011	—	—	—	(116)	45,895	3.0
JNL/Goldman Sachs Core Plus Bond Fund - Class A	47,831	1,626	50,015	923	(3,287)	3,845	—	—
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	—	15,431	—	—	—	(224)	15,207	1.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	15,596	129	17,976	—	1,576	675	—	—
JNL/Invesco Diversified Dividend Fund - Class I	—	10,000	—	—	—	20	10,020	0.7
JNL/Invesco Global Real Estate Fund - Class A	16,007	1,614	17,742	773	(113)	234	—	—
JNL/Invesco Global Real Estate Fund - Class I	—	15,219	—	—	—	31	15,250	1.0
JNL/Invesco International Growth Fund - Class A	15,930	441	18,853	272	3,749	(1,267)	—	—
JNL/Invesco International Growth Fund - Class I	—	15,425	—	—	—	—	15,425	1.0
JNL/Invesco Mid Cap Value Fund - Class I	—	10,469	518	—	6	208	10,165	0.7
JNL/Invesco Mid Cap Value Fund - Class A	15,710	1,532	17,376	192	807	(673)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	—	30,942	9	—	—	300	31,233	2.0
JNL/JPMorgan MidCap Growth Fund - Class A	31,214	1,196	38,006	469	2,816	2,780	—	—
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	122,666	—	—	—	(268)	122,398	8.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	143,434	5,547	149,093	3,175	(8,712)	8,824	—	—
JNL/MFS Mid Cap Value Fund - Class A	—	5,000	5,000	—	—	—	—	—
JNL/MFS Mid Cap Value Fund - Class I	—	5,000	—	—	—	61	5,061	0.3
JNL/PIMCO Income Fund - Class I	—	15,000	—	—	—	—	15,000	1.0
JNL/PIMCO Real Return Fund - Class A	63,822	49,188	115,226	—	(16,493)	18,709	—	—
JNL/PIMCO Real Return Fund - Class I	—	107,432	741	—	—	(534)	106,157	6.9
JNL/PPM America Floating Rate Income Fund - Class A	31,785	1,486	32,915	988	954	(1,310)	—	—
JNL/PPM America Floating Rate Income Fund - Class I	—	30,794	3	—	—	29	30,820	2.0
JNL/PPM America High Yield Bond Fund - Class A	79,515	5,638	85,189	4,413	693	(657)	—	—
JNL/PPM America High Yield Bond Fund - Class I	—	77,101	23	—	—	346	77,424	5.0
JNL/PPM America Low Duration Bond Fund - Class A	111,294	1,780	114,374	11	980	320	—	—
JNL/PPM America Low Duration Bond Fund - Class I	—	107,533	1	—	—	106	107,638	7.0
JNL/PPM America Total Return Fund - Class A	111,533	3,684	116,674	2,384	5,396	(3,939)	—	—
JNL/PPM America Total Return Fund - Class I	—	107,585	3	—	—	91	107,673	7.0
JNL/Scout Unconstrained Bond Fund - Class A	95,418	2,803	98,624	1,345	1,300	(897)	—	—
JNL/Scout Unconstrained Bond Fund - Class I	—	77,091	766	—	1	—	76,326	5.0
JNL/T. Rowe Price Established Growth Fund - Class I	—	35,984	242	—	(2)	84	35,824	2.3
JNL/T. Rowe Price Established Growth Fund - Class A	46,958	2,771	58,164	2,363	14,921	(6,486)	—	—
JNL/T. Rowe Price Short-Term Bond Fund - Class I	—	107,593	3	—	—	—	107,590	7.0
JNL/T. Rowe Price Short-Term Bond Fund - Class A	111,216	3,249	114,275	1,541	(3,263)	3,073	—	—
JNL/T. Rowe Price Value Fund - Class I	—	46,272	8	—	—	326	46,590	3.0
JNL/T. Rowe Price Value Fund - Class A	47,116	4,100	53,601	2,646	638	1,747	—	—
JNL/WCM Focused International Equity Fund - Class I	—	15,403	—	—	—	(67)	15,336	1.0
JNL/WCM Focused International Equity Fund - Class A	15,866	127	19,545	58	4,673	(1,121)	—	—
JNL/WMC Value Fund - Class I	—	5,542	272	—	1	51	5,322	0.3
JNL/WMC Value Fund - Class A	15,696	1,772	17,557	1,132	1,644	(1,555)	—	—
	1,586,831	1,651,614	1,757,618	30,287	30,516	26,339	1,537,682	100.0
JNL/S&P Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	—	101,315	26	—	—	(101)	101,188	3.0
JNL Multi-Manager Alternative Fund - Class A	96,927	697	102,255	547	1,996	2,635	—	—
JNL Multi-Manager Mid Cap Fund - Class I	—	42,583	—	—	—	439	43,022	1.3
JNL Multi-Manager Mid Cap Fund - Class A	34,422	4,967	42,583	142	5,256	(2,062)	—	—
JNL Multi-Manager Small Cap Growth Fund - Class I	—	35,392	42	—	—	742	36,092	1.1
JNL Multi-Manager Small Cap Growth Fund - Class A	34,504	—	40,534	—	474	5,556	—	—
JNL Multi-Manager Small Cap Value Fund - Class I	—	69,097	68	—	1	2,054	71,084	2.1
JNL Multi-Manager Small Cap Value Fund - Class A	74,954	3,582	78,125	3,580	10,860	(11,271)	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class A	33,071	568	40,569	568	7,743	(813)	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	—	35,083	28	—	—	80	35,135	1.1
JNL/Causeway International Value Select Fund - Class I	—	35,059	32	—	—	168	35,195	1.1

20

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Causeway International Value Select Fund - Class A	30,130	398	36,645	350	4,544	1,573	—	—
JNL/ClearBridge Large Cap Growth Fund - Class I	—	40,042	—	—	—	561	40,603	1.2
JNL/Crescent High Income Fund - Class A	91,562	8,703	102,061	2,396	5,699	(3,903)	—	—
JNL/Crescent High Income Fund - Class I	—	102,061	—	—	—	285	102,346	3.1
JNL/DFA U.S. Core Equity Fund - Class I	—	34,696	29	—	—	413	35,080	1.1
JNL/DFA U.S. Core Equity Fund - Class A	36,091	945	39,845	945	6,260	(3,451)	—	—
JNL/DoubleLine Core Fixed Income Fund - Class A	133,877	238	138,380	238	(2,662)	6,927	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	—	70,172	68	—	—	(152)	69,952	2.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	—	34,004	14	—	—	(31)	33,959	1.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	34,201	441	36,673	441	3,628	(1,597)	—	—
JNL/DoubleLine Total Return Fund - Class I	—	234,620	40	—	—	(217)	234,363	7.0
JNL/DoubleLine Total Return Fund - Class A	228,644	6,437	237,703	6,218	13,259	(10,637)	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	237,149	—	249,924	—	(10,426)	23,201	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	—	237,298	74	—	—	(648)	236,576	7.1
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	32,074	—	36,949	—	(4,716)	9,591	—	—
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	—	34,756	20	—	—	(505)	34,231	1.0
JNL/Invesco Diversified Dividend Fund - Class I	—	100,000	5	—	—	200	100,195	3.0
JNL/Invesco Global Real Estate Fund - Class I	—	33,505	4	—	—	69	33,570	1.0
JNL/Invesco Global Real Estate Fund - Class A	32,971	1,723	34,836	1,714	(366)	508	—	—
JNL/Invesco International Growth Fund - Class I	—	69,541	47	—	—	—	69,494	2.1
JNL/Invesco International Growth Fund - Class A	61,953	1,288	73,742	1,236	13,764	(3,263)	—	—
JNL/Invesco Mid Cap Value Fund - Class A	35,648	420	36,310	416	772	(530)	—	—
JNL/Invesco Mid Cap Value Fund - Class I	—	18,666	345	—	3	383	18,707	0.6
JNL/Invesco Small Cap Growth Fund - Class I	—	35,264	38	—	—	457	35,683	1.1
JNL/Invesco Small Cap Growth Fund - Class A	34,862	942	39,971	942	12,590	(8,423)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	—	105,728	717	—	(1)	1,016	106,026	3.2
JNL/JPMorgan MidCap Growth Fund - Class A	98,057	1,616	118,057	1,616	16,305	2,079	—	—
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	166,237	4	—	—	(362)	165,871	5.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	162,028	4,743	166,652	4,317	(7,289)	7,170	—	—
JNL/Lazard Emerging Markets Fund - Class A	34,474	432	41,607	432	(1,291)	7,992	—	—
JNL/Lazard Emerging Markets Fund - Class I	—	35,349	30	—	—	(387)	34,932	1.0
JNL/MFS Mid Cap Value Fund - Class I	—	16,618	—	—	—	203	16,821	0.5
JNL/MFS Mid Cap Value Fund - Class A	19,567	15,050	35,247	23	2,465	(1,835)	—	—
JNL/Oppenheimer Global Growth Fund - Class I	—	35,523	40	—	—	244	35,727	1.1
JNL/Oppenheimer Global Growth Fund - Class A	33,587	265	41,790	265	14,872	(6,934)	—	—
JNL/PIMCO Income Fund - Class I	—	30,111	—	—	—	—	30,111	0.9
JNL/PIMCO Real Return Fund - Class A	131,271	65,353	200,822	—	(31,006)	35,204	—	—
JNL/PIMCO Real Return Fund - Class I	—	199,923	619	—	—	(998)	198,306	6.0
JNL/PPM America High Yield Bond Fund - Class A	141,553	7,795	149,427	7,795	(8,801)	8,880	—	—
JNL/PPM America High Yield Bond Fund - Class I	—	135,816	60	—	—	610	136,366	4.1
JNL/PPM America Low Duration Bond Fund - Class I	—	189,003	—	—	—	187	189,190	5.7
JNL/PPM America Low Duration Bond Fund - Class A	184,538	2,239	189,003	20	1,690	536	—	—
JNL/PPM America Total Return Fund - Class I	—	167,765	32	—	—	141	167,874	5.0
JNL/PPM America Total Return Fund - Class A	164,601	3,757	170,495	3,725	5,160	(3,023)	—	—
JNL/Scout Unconstrained Bond Fund - Class A	152,467	4,299	157,370	2,298	1,126	(522)	—	—
JNL/Scout Unconstrained Bond Fund - Class I	—	127,370	509	—	—	(1)	126,860	3.8
JNL/T. Rowe Price Established Growth Fund - Class A	303,245	16,278	374,667	16,278	126,184	(71,040)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	—	274,655	120	—	(1)	646	275,180	8.3
JNL/T. Rowe Price Short-Term Bond Fund - Class A	173,234	2,398	175,334	2,398	(5,169)	4,871	—	—
JNL/T. Rowe Price Short-Term Bond Fund - Class I	—	167,215	21	—	—	—	167,194	5.0
JNL/T. Rowe Price Value Fund - Class I	—	225,654	482	—	—	1,586	226,758	6.8
JNL/T. Rowe Price Value Fund - Class A	279,761	15,841	309,465	15,841	36,647	(22,784)	—	—
JNL/WCM Focused International Equity Fund - Class A	29,096	261	36,692	131	9,263	(1,928)	—	—
JNL/WCM Focused International Equity Fund - Class I	—	34,764	—	—	—	(151)	34,613	1.0
JNL/WMC Value Fund - Class A	106,341	7,526	114,391	7,526	17,874	(17,350)	—	—
JNL/WMC Value Fund - Class I	—	53,223	371	—	1	517	53,370	1.6
	3,276,860	3,507,310	3,652,009	82,398	246,708	(47,195)	3,331,674	100.0
JNL/S&P Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	—	189,561	39	—	—	(188)	189,334	3.0
JNL Multi-Manager Alternative Fund - Class A	184,312	1,023	194,024	1,022	5,131	3,558	—	—
JNL Multi-Manager Mid Cap Fund - Class I	—	127,086	52	—	—	1,312	128,346	2.0
JNL Multi-Manager Mid Cap Fund - Class A	121,064	424	132,109	424	18,222	(7,601)	—	—
JNL Multi-Manager Small Cap Growth Fund - Class A	80,741	—	93,340	—	1,774	10,825	—	—
JNL Multi-Manager Small Cap Growth Fund - Class I	—	68,730	113	—	1	1,441	70,059	1.1

21

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Small Cap Value Fund - Class I	—	134,548	205	—	4	3,998	138,345	2.2
JNL Multi-Manager Small Cap Value Fund - Class A	194,563	6,952	201,464	6,952	12,509	(12,560)	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class A	305,455	5,305	374,851	5,305	70,179	(6,088)	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	—	309,341	1,954	—	(18)	702	308,071	4.9
JNL/Causeway International Value Select Fund - Class I	—	95,439	—	—	—	458	95,897	1.5
JNL/Causeway International Value Select Fund - Class A	76,208	3,544	95,439	938	14,019	1,668	—	—
JNL/ClearBridge Large Cap Growth Fund - Class I	—	100,000	—	—	—	1,400	101,400	1.6
JNL/Crescent High Income Fund - Class A	133,089	6,939	142,661	3,316	8,785	(6,152)	—	—
JNL/Crescent High Income Fund - Class I	—	142,661	—	—	—	398	143,059	2.3
JNL/DoubleLine Core Fixed Income Fund - Class I	—	62,861	10	—	—	(136)	62,715	1.0
JNL/DoubleLine Core Fixed Income Fund - Class A	175,078	224	179,511	212	(4,958)	9,167	—	—
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	39,655	20,861	63,778	814	5,041	(1,779)	—	—
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	—	62,946	12	—	—	(57)	62,877	1.0
JNL/DoubleLine Total Return Fund - Class A	175,556	5,200	182,719	4,833	10,259	(8,296)	—	—
JNL/DoubleLine Total Return Fund - Class I	—	182,719	—	—	—	(169)	182,550	2.9
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	—	314,739	46	—	—	(859)	313,834	5.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	309,863	30	326,679	—	(14,200)	30,986	—	—
JNL/Goldman Sachs Core Plus Bond Fund - Class I	—	53,541	—	—	—	(135)	53,406	0.8
JNL/Goldman Sachs Core Plus Bond Fund - Class A	51,882	1,077	53,541	1,077	(2,810)	3,392	—	—
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	58,858	2	67,852	—	(6,224)	15,216	—	—
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	—	64,931	29	—	—	(943)	63,959	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	—	20,000	—	—	—	(20)	19,980	0.3
JNL/Invesco Diversified Dividend Fund - Class I	—	115,000	—	—	—	230	115,230	1.8
JNL/Invesco Global Real Estate Fund - Class A	121,379	6,365	128,205	6,365	(563)	1,024	—	—
JNL/Invesco Global Real Estate Fund - Class I	—	124,639	2	—	—	257	124,894	2.0
JNL/Invesco International Growth Fund - Class A	122,517	2,325	145,044	2,325	10,265	9,937	—	—
JNL/Invesco International Growth Fund - Class I	—	131,542	98	—	(1)	—	131,443	2.1
JNL/Invesco Mid Cap Value Fund - Class A	67,144	794	68,408	775	1,321	(851)	—	—
JNL/Invesco Mid Cap Value Fund - Class I	—	42,537	703	—	9	875	42,718	0.7
JNL/Invesco Small Cap Growth Fund - Class I	—	67,627	92	—	—	877	68,412	1.1
JNL/Invesco Small Cap Growth Fund - Class A	94,835	1,849	106,009	1,796	26,817	(17,492)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	—	219,126	526	—	(1)	2,115	220,714	3.5
JNL/JPMorgan MidCap Growth Fund - Class A	178,218	6,319	219,283	3,310	35,224	(478)	—	—
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	—	176,919	—	—	—	(385)	176,534	2.8
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	171,688	5,374	176,920	4,585	(7,108)	6,966	—	—
JNL/Lazard Emerging Markets Fund - Class A	67,980	814	81,685	814	(2,383)	15,274	—	—
JNL/Lazard Emerging Markets Fund - Class I	—	67,101	62	—	(1)	(736)	66,302	1.0
JNL/MFS Mid Cap Value Fund - Class I	—	26,360	—	—	—	320	26,680	0.4
JNL/MFS Mid Cap Value Fund - Class A	49,807	20,081	71,595	81	633	1,074	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	—	111,197	762	—	(16)	(1,770)	108,649	1.7
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	100,480	250	133,755	89	26,858	6,167	—	—
JNL/Oppenheimer Global Growth Fund - Class A	154,286	1,629	194,649	1,422	53,296	(14,562)	—	—
JNL/Oppenheimer Global Growth Fund - Class I	—	192,574	84	—	—	1,323	193,813	3.1
JNL/PIMCO Income Fund - Class I	—	50,000	—	—	—	—	50,000	0.8
JNL/PIMCO Real Return Fund - Class I	—	244,267	937	—	(1)	(1,218)	242,111	3.8
JNL/PIMCO Real Return Fund - Class A	119,676	120,319	244,695	—	(23,232)	27,932	—	—
JNL/PPM America High Yield Bond Fund - Class I	—	190,462	71	—	—	855	191,246	3.0
JNL/PPM America High Yield Bond Fund - Class A	199,009	10,905	210,037	10,905	(9,093)	9,216	—	—
JNL/PPM America Low Duration Bond Fund - Class I	—	243,490	—	—	—	240	243,730	3.8
JNL/PPM America Low Duration Bond Fund - Class A	240,246	401	243,530	25	2,077	806	—	—
JNL/PPM America Mid Cap Value Fund - Class A	27,889	1,196	29,071	1,196	5,410	(5,424)	—	—
JNL/PPM America Mid Cap Value Fund - Class I	—	29,071	—	—	—	711	29,782	0.5
JNL/PPM America Total Return Fund - Class A	181,379	4,184	187,891	4,140	5,322	(2,994)	—	—
JNL/PPM America Total Return Fund - Class I	—	186,697	4	—	—	157	186,850	3.0
JNL/Scout Unconstrained Bond Fund - Class I	—	176,575	853	—	1	1	175,724	2.8
JNL/Scout Unconstrained Bond Fund - Class A	220,881	5,073	226,831	3,301	3,920	(3,043)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	—	775,203	369	—	(3)	1,821	776,652	12.3
JNL/T. Rowe Price Established Growth Fund - Class A	815,939	43,969	1,008,096	43,969	339,668	(191,480)	—	—
JNL/T. Rowe Price Short-Term Bond Fund - Class I	—	184,057	—	—	—	—	184,057	2.9
JNL/T. Rowe Price Short-Term Bond Fund - Class A	182,418	2,814	184,864	2,637	(4,706)	4,338	—	—
JNL/T. Rowe Price Value Fund - Class I	—	649,431	445	—	—	4,570	653,556	10.3
JNL/T. Rowe Price Value Fund - Class A	577,907	116,067	723,753	40,011	127,387	(97,608)	—	—

22

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/WCM Focused International Equity Fund - Class A	110,515	517	138,755	492	35,671	(7,948)	—	—
JNL/WCM Focused International Equity Fund - Class I	—	130,899	82	—	(1)	(569)	130,247	2.1
JNL/WMC Value Fund - Class A	340,583	23,474	365,956	23,474	58,385	(56,486)	—	—
JNL/WMC Value Fund - Class I	—	257,797	1,179	—	5	2,507	259,130	4.1
	6,051,100	6,747,974	7,005,729	176,605	802,874	(263,913)	6,332,306	100.0
JNL/S&P Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class A	146,313	2,277	155,602	838	3,149	3,863	—	—
JNL Multi-Manager Alternative Fund - Class I	—	155,561	—	—	—	(154)	155,407	2.8
JNL Multi-Manager Mid Cap Fund - Class I	—	93,592	—	—	—	966	94,558	1.7
JNL Multi-Manager Mid Cap Fund - Class A	81,472	4,765	93,591	312	12,454	(5,100)	—	—
JNL Multi-Manager Small Cap Growth Fund - Class A	99,656	—	117,804	—	8,900	9,248	—	—
JNL Multi-Manager Small Cap Growth Fund - Class I	—	111,900	94	—	1	2,348	114,155	2.1
JNL Multi-Manager Small Cap Value Fund - Class A	165,503	6,072	171,459	6,072	2,890	(3,006)	—	—
JNL Multi-Manager Small Cap Value Fund - Class I	—	117,495	193	—	4	3,491	120,797	2.2
JNL/BlackRock Large Cap Select Growth Fund - Class I	—	507,737	1,864	—	(17)	1,156	507,012	9.1
JNL/BlackRock Large Cap Select Growth Fund - Class A	488,428	8,972	601,983	8,972	116,710	(12,127)	—	—
JNL/Causeway International Value Select Fund - Class A	99,200	1,120	120,074	1,120	17,228	2,526	—	—
JNL/Causeway International Value Select Fund - Class I	—	112,714	91	—	—	540	113,163	2.0
JNL/ClearBridge Large Cap Growth Fund - Class I	—	150,000	—	—	—	2,100	152,100	2.7
JNL/Crescent High Income Fund - Class I	—	93,137	—	—	—	259	93,396	1.7
JNL/Crescent High Income Fund - Class A	84,892	6,587	93,137	2,186	5,458	(3,800)	—	—
JNL/DoubleLine Core Fixed Income Fund - Class A	46,939	35	47,961	20	(370)	1,357	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	—	5,823	—	—	—	(13)	5,810	0.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	—	35,934	—	—	—	(33)	35,901	0.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	27,587	6,571	35,933	464	2,868	(1,093)	—	—
JNL/DoubleLine Total Return Fund - Class I	—	53,980	14	—	—	(50)	53,916	1.0
JNL/DoubleLine Total Return Fund - Class A	95,493	1,451	97,818	1,429	5,829	(4,955)	—	—
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	47,242	118	54,685	—	4,373	2,952	—	—
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	—	54,330	7	—	—	(789)	53,534	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	—	30,000	—	—	—	(30)	29,970	0.5
JNL/Invesco Diversified Dividend Fund - Class I	—	100,000	—	—	—	200	100,200	1.8
JNL/Invesco Global Real Estate Fund - Class I	—	100,840	—	—	—	208	101,048	1.8
JNL/Invesco Global Real Estate Fund - Class A	93,854	6,795	100,840	5,148	(328)	519	—	—
JNL/Invesco International Growth Fund - Class I	—	113,835	96	—	(1)	—	113,738	2.1
JNL/Invesco International Growth Fund - Class A	111,147	2,012	130,923	2,012	10,889	6,875	—	—
JNL/Invesco Mid Cap Value Fund - Class I	—	82,800	1,181	—	15	1,706	83,340	1.5
JNL/Invesco Mid Cap Value Fund - Class A	103,128	1,892	105,646	1,271	3,450	(2,824)	—	—
JNL/Invesco Small Cap Growth Fund - Class I	—	60,461	108	—	—	783	61,136	1.1
JNL/Invesco Small Cap Growth Fund - Class A	101,762	1,607	112,506	1,607	21,452	(12,315)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	—	240,057	1,139	—	(1)	2,311	241,228	4.3
JNL/JPMorgan MidCap Growth Fund - Class A	186,870	16,237	240,251	3,642	44,768	(7,624)	—	—
JNL/Lazard Emerging Markets Fund - Class A	144,002	2,025	175,467	2,025	1,615	27,825	—	—
JNL/Lazard Emerging Markets Fund - Class I	—	136,905	403	—	(7)	(1,498)	134,997	2.4
JNL/MFS Mid Cap Value Fund - Class I	—	20,000	—	—	—	243	20,243	0.4
JNL/MFS Mid Cap Value Fund - Class A	48,764	20,000	70,197	—	(601)	2,034	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	—	93,855	—	—	—	(1,504)	92,351	1.7
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	64,693	7,004	93,855	64	19,339	2,819	—	—
JNL/Oppenheimer Global Growth Fund - Class I	—	280,437	200	—	(1)	1,925	282,161	5.1
JNL/Oppenheimer Global Growth Fund - Class A	234,431	2,109	294,775	2,072	83,263	(25,028)	—	—
JNL/PIMCO Income Fund - Class I	—	60,000	—	—	—	—	60,000	1.1
JNL/PIMCO Real Return Fund - Class I	—	148,424	597	—	—	(740)	147,087	2.7
JNL/PIMCO Real Return Fund - Class A	37,953	108,087	148,525	—	(8,727)	11,212	—	—
JNL/PPM America High Yield Bond Fund - Class I	—	105,568	—	—	—	474	106,042	1.9
JNL/PPM America High Yield Bond Fund - Class A	101,163	6,300	107,259	6,042	(2,311)	2,107	—	—
JNL/PPM America Low Duration Bond Fund - Class I	—	88,297	—	—	—	87	88,384	1.6
JNL/PPM America Low Duration Bond Fund - Class A	81,547	5,751	88,297	9	218	781	—	—
JNL/PPM America Mid Cap Value Fund - Class A	16,002	686	16,680	686	3,132	(3,140)	—	—
JNL/PPM America Mid Cap Value Fund - Class I	—	16,680	—	—	—	408	17,088	0.3
JNL/PPM America Total Return Fund - Class I	—	99,171	—	—	—	84	99,255	1.8
JNL/PPM America Total Return Fund - Class A	93,623	4,369	99,170	2,199	3,399	(2,221)	—	—
JNL/Scout Unconstrained Bond Fund - Class A	139,529	1,730	141,967	1,669	2,456	(1,748)	—	—
JNL/Scout Unconstrained Bond Fund - Class I	—	54,205	18	—	—	1	54,188	1.0
JNL/T. Rowe Price Established Growth Fund - Class I	—	743,635	—	—	—	1,748	745,383	13.4
JNL/T. Rowe Price Established Growth Fund - Class A	738,973	43,365	922,954	43,365	351,159	(210,543)	—	—
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	—	189,927	—	—	—	1,297	191,224	3.4
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	160,290	9,168	189,928	9,167	67,732	(47,262)	—	—

23

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Short-Term Bond Fund - Class I	—	99,793	—	—	—	—	99,793	1.8
JNL/T. Rowe Price Short-Term Bond Fund - Class A	96,956	3,052	99,793	1,430	(2,413)	2,198	—	—
JNL/T. Rowe Price Value Fund - Class I	—	798,040	794	—	—	5,615	802,861	14.5
JNL/T. Rowe Price Value Fund - Class A	717,927	104,903	858,482	48,494	107,425	(71,773)	—	—
JNL/WCM Focused International Equity Fund - Class I	—	98,256	—	—	—	(427)	97,829	1.8
JNL/WCM Focused International Equity Fund - Class A	74,438	4,607	98,256	369	23,310	(4,099)	—	—
JNL/WMC Value Fund - Class A	320,678	23,650	345,408	23,650	43,543	(42,463)	—	—
JNL/WMC Value Fund - Class I	—	275,512	913	—	4	2,683	277,286	5.0
	5,050,455	5,942,218	6,038,938	176,334	952,256	(359,410)	5,546,581	100.0
JNL/S&P Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class A	52,470	5,613	60,717	327	1,058	1,576	—	—
JNL Multi-Manager Alternative Fund - Class I	—	60,718	—	—	—	(60)	60,658	2.8
JNL Multi-Manager Mid Cap Fund - Class I	—	40,405	—	—	—	417	40,822	1.9
JNL Multi-Manager Mid Cap Fund - Class A	29,962	7,478	40,405	135	4,743	(1,778)	—	—
JNL Multi-Manager Small Cap Growth Fund - Class I	—	41,423	12	—	—	870	42,281	2.0
JNL Multi-Manager Small Cap Growth Fund - Class A	35,367	164	42,092	—	2,670	3,891	—	—
JNL Multi-Manager Small Cap Value Fund - Class I	—	61,461	18	—	—	1,829	63,272	2.9
JNL Multi-Manager Small Cap Value Fund - Class A	76,658	4,836	81,293	3,171	2,148	(2,349)	—	—
JNL/BlackRock Large Cap Select Growth Fund - Class I	—	195,399	512	—	(6)	445	195,326	9.1
JNL/BlackRock Large Cap Select Growth Fund - Class A	190,124	3,808	235,137	3,623	45,804	(4,599)	—	—
JNL/Causeway International Value Select Fund - Class A	52,797	847	64,308	621	10,457	207	—	—
JNL/Causeway International Value Select Fund - Class I	—	62,466	18	—	—	299	62,747	2.9
JNL/ClearBridge Large Cap Growth Fund - Class I	—	100,001	—	—	—	1,400	101,401	4.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	15,449	3,642	20,127	260	1,514	(478)	—	—
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	—	20,128	—	—	—	(18)	20,110	0.9
JNL/DoubleLine Total Return Fund - Class A	17,079	2,798	20,051	531	(57)	231	—	—
JNL/DoubleLine Total Return Fund - Class I	—	20,051	—	—	—	(18)	20,033	0.9
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	—	674	—	—	—	(10)	664	—
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	583	—	674	—	131	(40)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	—	29,987	163	—	—	(30)	29,794	1.4
JNL/Invesco Diversified Dividend Fund - Class I	—	75,045	—	—	—	150	75,195	3.5
JNL/Invesco Global Real Estate Fund - Class I	—	39,806	—	—	—	82	39,888	1.8
JNL/Invesco Global Real Estate Fund - Class A	34,060	5,766	39,805	2,031	(621)	600	—	—
JNL/Invesco International Growth Fund - Class A	34,297	1,366	41,583	727	2,778	3,142	—	—
JNL/Invesco International Growth Fund - Class I	—	41,143	2	—	—	—	41,141	1.9
JNL/Invesco Mid Cap Value Fund - Class A	36,921	3,989	41,122	497	101	111	—	—
JNL/Invesco Mid Cap Value Fund - Class I	—	30,268	519	—	4	622	30,375	1.4
JNL/Invesco Small Cap Growth Fund - Class A	53,930	1,116	60,457	1,111	8,865	(3,454)	—	—
JNL/Invesco Small Cap Growth Fund - Class I	—	41,794	365	—	—	538	41,967	1.9
JNL/JPMorgan MidCap Growth Fund - Class A	82,867	4,906	104,314	1,570	8,532	8,009	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	—	103,409	19	—	—	1,000	104,390	4.8
JNL/Lazard Emerging Markets Fund - Class I	—	41,939	—	—	—	(460)	41,479	1.9
JNL/Lazard Emerging Markets Fund - Class A	51,764	1,675	64,137	751	7,158	3,540	—	—
JNL/MFS Mid Cap Value Fund - Class A	5,252	10,000	15,387	—	782	(647)	—	—
JNL/MFS Mid Cap Value Fund - Class I	—	10,010	—	—	—	121	10,131	0.5
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	—	53,516	199	—	(4)	(855)	52,458	2.4
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	47,127	2,903	66,154	43	14,289	1,835	—	—
JNL/Oppenheimer Global Growth Fund - Class A	87,819	767	110,126	767	28,892	(7,352)	—	—
JNL/Oppenheimer Global Growth Fund - Class I	—	103,768	21	—	—	713	104,460	4.8
JNL/PIMCO Income Fund - Class I	—	10,010	—	—	—	—	10,010	0.5
JNL/PPM America High Yield Bond Fund - Class I	—	40,338	—	—	—	181	40,519	1.9
JNL/PPM America High Yield Bond Fund - Class A	35,643	4,946	40,401	2,308	(1,366)	1,178	—	—
JNL/PPM America Total Return Fund - Class A	17,209	2,649	20,066	445	(215)	423	—	—
JNL/PPM America Total Return Fund - Class I	—	20,066	—	—	—	17	20,083	0.9
JNL/Scout Unconstrained Bond Fund - Class I	—	9,984	170	—	—	—	9,814	0.5
JNL/Scout Unconstrained Bond Fund - Class A	17,258	2,686	19,997	292	144	(91)	—	—
JNL/T. Rowe Price Established Growth Fund - Class A	281,274	16,921	351,592	16,921	120,071	(66,674)	—	—
JNL/T. Rowe Price Established Growth Fund - Class I	—	259,290	—	—	—	609	259,899	12.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	84,666	4,842	100,320	4,842	34,053	(23,241)	—	—
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	—	100,320	—	—	—	685	101,005	4.7
JNL/T. Rowe Price Short-Term Bond Fund - Class I	—	39,960	—	—	—	—	39,960	1.9
JNL/T. Rowe Price Short-Term Bond Fund - Class A	34,486	5,590	39,958	572	(847)	729	—	—
JNL/T. Rowe Price Value Fund - Class A	270,728	62,728	346,910	19,734	27,963	(14,509)	—	—
JNL/T. Rowe Price Value Fund - Class I	—	295,251	—	—	—	2,079	297,330	13.8
JNL/WCM Focused International Equity Fund - Class I	—	61,936	5	—	—	(269)	61,662	2.9
JNL/WCM Focused International Equity Fund - Class A	50,073	1,412	64,297	233	15,849	(3,037)	—	—

24

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/WMC Value Fund - Class A	145,830	19,285	165,023	11,833	14,522	(14,614)	—	—
JNL/WMC Value Fund - Class I	—	137,928	969	—	4	1,339	138,302	6.4
	1,841,693	2,331,227	2,259,445	73,345	349,416	(105,715)	2,157,176	100.0

1Effective as of close of business on September 22, 2017, JNL Institutional Alt 35 Fund was acquired by JNL Institutional Alt 25 Fund, JNL Alt 65 Fund was acquired by JNL Institutional Alt 50 Fund, JNAM Guidance - Moderate Growth Fund was acquired by JNL Moderate Growth Allocation Fund, JNAM Guidance - Growth Fund was acquired by JNL Growth Allocation Fund, and JNAM Guidance - Maximum Growth Fund and JNAM Guidance - Equity 100 Fund were acquired by JNL Aggressive Growth Allocation Fund. The following table reflects the cost of investments (in thousands) that were transferred from the acquired Fund to the acquiring Fund as a result of the acquisitions. The amounts in the table are included in purchases in the long term investments table of the respective acquiring Fund.

	JNL Institutional Alt 35 Fund($)	JNL Alt 65 Fund($)	JNAM Guidance - Moderate Growth Fund($)	JNAM Guidance - Growth Fund($)	JNAM Guidance - Maximum Growth Fund($)	JNAM Guidance - Equity 100 Fund($)
JNL Multi-Manager Alternative Fund - Class A	47,582	31,736	25,651	9,204	5,599	—
JNL Multi-Manager Mid Cap Fund - Class A	49,564	7,907	37,035	16,615	14,473	4,890
JNL Multi-Manager Small Cap Growth Fund - Class A	—	—	7,970	3,818	3,195	1,697
JNL Multi-Manager Small Cap Value Fund - Class A	—	—	8,795	3,818	3,763	1,807
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	20,131	17,105	—	—	—	—
JNL/AQR Managed Futures Strategy Fund - Class A	80,975	53,043	5,072	3,047	1,729	—
JNL/BlackRock Global Long Short Credit Fund - Class A	29,862	17,694	—	—	—	—
JNL/Boston Partners Global Long Short Equity Fund - Class A	106,304	55,458	21,700	9,344	3,840	—
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	13,459	5,083	—	—	—	—
JNL/Causeway International Value Select Fund - Class A	91,348	17,293	55,725	25,749	24,922	6,035
JNL/Crescent High Income Fund - Class A	37,585	7,743	20,533	5,214	2,359	—
JNL/DFA U.S. Small Cap Fund - Class A	17,549	689	—	—	—	—
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	45,144	7,556	34,704	6,088	2,499	—
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	79,831	15,730	38,352	15,646	19,172	9,397
JNL/DoubleLine Total Return Fund - Class A	153,168	27,075	70,337	17,900	10,950	—
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	65,593	35,098	9,646	3,179	3,663	—
JNL/Epoch Global Shareholder Yield Fund - Class A	—	—	4,242	—	—	2,464
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	—	—	40,506	12,513	—	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	56,867	7,780	26,735	6,039	3,225	—
JNL/Harris Oakmark Global Equity Fund - Class A	56,956	4,996	25,301	21,627	21,731	4,123
JNL/Invesco Global Real Estate Fund - Class A	62,376	14,725	11,399	8,480	7,369	—
JNL/Lazard Emerging Markets Fund - Class A	33,656	4,961	13,804	6,399	6,379	2,735
JNL/Lazard International Strategic Equity Fund - Class A	—	—	—	—	—	2,599
JNL/Mellon Capital Emerging Markets Index Fund - Class A	15,884	2,264	20,241	7,788	10,086	—

25

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

	JNL Institutional Alt 35 Fund($)	JNL Alt 65 Fund($)	JNAM Guidance - Moderate Growth Fund($)	JNAM Guidance - Growth Fund($)	JNAM Guidance - Maximum Growth Fund($)	JNAM Guidance - Equity 100 Fund($)
JNL/Mellon Capital S&P 500 Index Fund - Class A	21,445	4,904	28,535	6,363	9,890	—
JNL/Mellon Capital Small Cap Index Fund - Class A	18,483	3,403	—	—	—	—
JNL/Neuberger Berman Currency Fund - Class A	20,073	15,704	—	—	—	—
JNL/Nicholas Convertible Arbitrage Fund - Class A	30,676	21,990	—	—	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	18,657	3,218	10,142	4,836	3,831	2,117
JNL/PIMCO Credit Income Fund - Class A	—	—	31,766	7,506	2,436	—
JNL/PIMCO Real Return Fund - Class A	26,519	2,500	13,733	4,650	2,494	—
JNL/PPM America Long Short Credit Fund - Class A	29,871	14,956	—	—	—	—
JNL/PPM America Total Return Fund - Class A	63,907	10,267	32,820	—	—	—
JNL/Scout Unconstrained Bond Fund - Class A	60,305	10,053	26,092	5,818	—	—
JNL/T. Rowe Price Capital Appreciation Fund - Class A	—	—	64,074	11,400	—	8,310
JNL/T. Rowe Price Established Growth Fund - Class A	68,767	15,168	30,973	16,268	18,891	6,864
JNL/T. Rowe Price Value Fund - Class A	88,967	17,982	37,075	24,817	21,890	11,924
JNL/The London Company Focused U.S. Equity Fund - Class A	44,636	—	—	—	—	5,855
JNL/WCM Focused International Equity Fund - Class A	95,334	15,193	52,532	25,678	25,485	8,525
JNL/Westchester Capital Event Driven Fund - Class A	61,510	33,308	6,638	1,782	—	—
	1,712,984	502,582	812,128	291,586	229,871	79,342

For the Funds that were acquired, the Funds of Funds invested solely in shares of other affiliated Funds advised by JNAM. The following table details each acquired Fund's long term investments in affiliates (in thousands) for the period January 1, 2017 through the close of business on September 22, 2017, the effective date of the acquisition.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End at Close of Business 09/22/17($)
JNL Institutional Alt 35 Fund
JNL Multi-Manager Alternative Fund - Class A	26,082	23,618	2,579	265	(19)	1,992	49,094
JNL Multi-Manager Mid Cap Fund - Class A	51,572	3,329	3,267	188	410	4,234	56,278
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	—	20,131	—	124	—	464	20,595
JNL/AQR Managed Futures Strategy Fund - Class A	96,522	497	25,715	—	(4,149)	(495)	66,660
JNL/AQR Risk Parity Fund - Class A	349	—	356	—	30	(23)	—
JNL/BlackRock Global Long Short Credit Fund - Class A	62,756	425	35,084	425	(1,314)	2,024	28,807
JNL/Boston Partners Global Long Short Equity Fund - Class A	126,830	—	19,178	—	960	3,906	112,518
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	15,088	8,889	11,524	249	(1,351)	2,868	13,970
JNL/Causeway International Value Select Fund - Class A	—	99,280	8,414	995	482	8,901	100,249
JNL/Crescent High Income Fund - Class A	29,630	15,985	7,620	912	642	59	38,696
JNL/DFA U.S. Small Cap Fund - Class A	16,781	604	—	604	—	(45)	17,340
JNL/DoubleLine Core Fixed Income Fund - Class A	22,245	—	22,784	—	(259)	798	—
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	46,596	1,478	591	25	553	45,696
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	90,433	14,072	17,993	4,070	3,514	4,683	94,709
JNL/DoubleLine Total Return Fund - Class A	167,471	8,057	21,307	4,149	2,032	264	156,517
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	74,169	3,571	13,470	2,386	(172)	68	64,166
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	55,035	—	4,320	—	(484)	3,455	53,686
JNL/Harris Oakmark Global Equity Fund - Class A	—	62,458	5,795	134	293	6,215	63,171
JNL/Invesco Global Real Estate Fund - Class A	27,037	48,314	14,338	3,061	(75)	(1,091)	59,847
JNL/Lazard Emerging Markets Fund - Class A	39,385	429	11,863	429	(326)	7,575	35,200
JNL/Mellon Capital Emerging Markets Index Fund - Class A	—	18,266	2,565	158	183	2,317	18,201
JNL/Mellon Capital International Index Fund - Class A	161,665	—	174,032	—	27,706	(15,339)	—

26

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End at Close of Business 09/22/17($)
JNL/Mellon Capital S&P 500 Index Fund - Class A	102,710	10,701	95,463	693	14,209	(8,352)	23,805
JNL/Mellon Capital Small Cap Index Fund - Class A	28,473	1,096	7,879	1,096	2,446	(2,405)	21,731
JNL/Neuberger Berman Currency Fund - Class A	43,237	—	23,778	—	(541)	1,119	20,037
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	2,215	—	2,237	—	(842)	864	—
JNL/Neuberger Berman Strategic Income Fund - Class A	8,953	—	9,097	—	260	(116)	—
JNL/Nicholas Convertible Arbitrage Fund - Class A	59,162	1,149	32,137	1,149	74	690	28,938
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	9,777	10,385	2,086	15	372	3,774	22,222
JNL/PIMCO Real Return Fund - Class A	23,507	4,996	2,006	—	33	556	27,086
JNL/PPM America Long Short Credit Fund - Class A	19,334	21,676	11,585	1,183	(963)	462	28,924
JNL/PPM America Total Return Fund - Class A	43,988	40,478	21,522	1,421	325	387	63,656
JNL/Red Rocks Listed Private Equity Fund - Class A	4,373	—	4,618	—	—	245	—
JNL/Scout Unconstrained Bond Fund - Class A	71,504	886	12,191	886	73	324	60,596
JNL/T. Rowe Price Established Growth Fund - Class A	74,214	13,988	23,249	3,984	2,106	10,508	77,567
JNL/T. Rowe Price Value Fund - Class A	85,246	14,948	17,525	4,943	(1,040)	4,832	86,461
JNL/The London Company Focused U.S. Equity Fund - Class A	59,868	371	9,663	371	1,568	2,477	54,621
JNL/WCM Focused International Equity Fund - Class A	102,191	17,324	25,905	440	4,040	19,499	117,149
JNL/Westchester Capital Event Driven Fund - Class A	70,168	2,231	10,481	1,489	37	1,494	63,449
	1,871,970	514,750	715,104	36,410	50,285	69,741	1,791,642
JNL Alt 65 Fund
JNL Multi-Manager Alternative Fund - Class A	26,209	16,082	11,402	176	24	1,674	32,587
JNL Multi-Manager Mid Cap Fund - Class A	12,537	49	4,495	30	481	467	9,039
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	—	17,105	—	105	—	395	17,500
JNL/AQR Managed Futures Strategy Fund - Class A	52,802	154	6,559	—	(1,490)	(1,241)	43,666
JNL/BlackRock Global Long Short Credit Fund - Class A	31,818	249	15,506	249	(562)	916	16,915
JNL/Boston Partners Global Long Short Equity Fund - Class A	70,447	970	15,378	—	804	1,888	58,731
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	7,398	5,090	7,877	89	(179)	601	5,033
JNL/Causeway International Value Select Fund - Class A	—	19,141	1,960	189	111	1,700	18,992
JNL/Crescent High Income Fund - Class A	5,139	3,325	540	188	45	17	7,986
JNL/DFA U.S. Small Cap Fund - Class A	608	22	—	22	—	(1)	629
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	7,916	366	99	6	71	7,627
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	16,081	2,788	2,132	787	477	1,059	18,273
JNL/DoubleLine Total Return Fund - Class A	26,395	3,720	3,178	720	193	51	27,181
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	43,419	1,577	10,865	1,272	(136)	174	34,169
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	6,610	1,012	506	—	(51)	427	7,492
JNL/Harris Oakmark Global Equity Fund - Class A	—	5,011	15	11	1	187	5,184
JNL/Invesco Global Real Estate Fund - Class A	16,123	5,725	8,062	710	(23)	132	13,895
JNL/Lazard Emerging Markets Fund - Class A	6,146	64	2,147	62	(205)	1,292	5,150
JNL/Mellon Capital Emerging Markets Index Fund - Class A	—	2,681	450	23	33	331	2,595
JNL/Mellon Capital International Index Fund - Class A	28,609	—	31,371	—	3,287	(525)	—
JNL/Mellon Capital S&P 500 Index Fund - Class A	19,616	175	15,380	175	2,538	(988)	5,961
JNL/Mellon Capital Small Cap Index Fund - Class A	—	4,164	771	172	10	(19)	3,384
JNL/Neuberger Berman Currency Fund - Class A	23,808	—	8,611	—	(152)	601	15,646
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	265	—	267	—	(22)	24	—
JNL/Nicholas Convertible Arbitrage Fund - Class A	30,757	823	11,151	823	155	190	20,774
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	3,512	1,269	1,978	3	396	845	4,044
JNL/PIMCO Real Return Fund - Class A	—	2,500	—	—	—	10	2,510
JNL/PPM America Long Short Credit Fund - Class A	12,168	9,133	6,708	588	(595)	397	14,395
JNL/PPM America Total Return Fund - Class A	5,698	5,224	783	224	(1)	(21)	10,117
JNL/Scout Unconstrained Bond Fund - Class A	11,243	149	1,251	149	4	49	10,194
JNL/T. Rowe Price Established Growth Fund - Class A	16,953	3,862	6,644	873	607	2,180	16,958
JNL/T. Rowe Price Value Fund - Class A	18,748	3,002	5,055	1,002	(414)	1,250	17,531
JNL/WCM Focused International Equity Fund - Class A	15,989	2,996	4,044	70	659	3,077	18,677
JNL/Westchester Capital Event Driven Fund - Class A	35,506	5,739	8,274	794	34	783	33,788
	544,604	131,717	193,726	9,605	6,035	17,993	506,623
JNAM Guidance – Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class A	30,018	277	4,968	144	(112)	1,392	26,607
JNL Multi-Manager Mid Cap Fund - Class A	43,196	481	5,067	142	684	3,151	42,445
JNL Multi-Manager Small Cap Growth Fund - Class A	10,161	18	2,904	—	72	1,721	9,068
JNL Multi-Manager Small Cap Value Fund - Class A	10,707	727	2,453	465	(247)	256	8,990
JNL/AQR Managed Futures Strategy Fund - Class A	26,446	1,326	21,929	—	(5,840)	4,647	4,650
JNL/BlackRock Global Long Short Credit Fund - Class A	17,085	35	17,300	—	(1,165)	1,345	—
JNL/Boston Partners Global Long Short Equity Fund - Class A	40,706	142	19,669	—	959	355	22,493
JNL/Causeway International Value Select Fund - Class A	21,205	36,183	1,884	612	227	5,917	61,648
JNL/Crescent High Income Fund - Class A	21,942	630	959	518	63	368	22,044
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	34,750	46	453	1	315	35,020
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	55,126	2,297	12,061	2,188	3,654	1,812	50,828
JNL/DoubleLine Total Return Fund - Class A	64,736	7,430	2,188	1,870	122	510	70,610

27

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End at Close of Business 09/22/17($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	21,442	440	12,885	347	102	155	9,254
JNL/Epoch Global Shareholder Yield Fund - Class A	17,594	243	14,392	229	135	1,050	4,630
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	—	43,854	3,451	759	103	694	41,200
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	24,516	600	72	—	(4)	1,365	26,405
JNL/Harris Oakmark Global Equity Fund - Class A	20,482	9,422	1,616	70	414	4,208	32,910
JNL/Invesco Global Real Estate Fund - Class A	8,253	13,752	11,196	559	(308)	439	10,940
JNL/Lazard Emerging Markets Fund - Class A	12,747	2,248	2,018	191	33	2,657	15,667
JNL/Lazard International Strategic Equity Fund - Class A	4,368	—	4,483	—	(347)	462	—
JNL/Mellon Capital Emerging Markets Index Fund - Class A	—	20,242	—	180	—	511	20,753
JNL/Mellon Capital S&P 500 Index Fund - Class A	38,038	30,782	42,323	831	7,682	(6,019)	28,160
JNL/Nicholas Convertible Arbitrage Fund - Class A	12,770	17	13,016	—	(234)	463	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	12,072	128	1,805	10	371	3,377	14,143
JNL/PIMCO Credit Income Fund - Class A	35,814	919	4,565	734	180	1,261	33,609
JNL/PIMCO Real Return Fund - Class A	9,988	11,613	8,002	—	137	148	13,884
JNL/PPM America Total Return Fund - Class A	19,169	13,307	136	720	(2)	111	32,449
JNL/Scout Unconstrained Bond Fund - Class A	35,861	626	10,462	383	447	(243)	26,229
JNL/T. Rowe Price Capital Appreciation Fund - Class A	84,759	1,107	17,915	1,105	3,096	4,703	75,750
JNL/T. Rowe Price Established Growth Fund - Class A	53,203	2,954	28,998	1,942	5,341	5,234	37,734
JNL/T. Rowe Price Value Fund - Class A	54,505	4,101	25,991	2,089	(1,135)	4,821	36,301
JNL/WCM Focused International Equity Fund - Class A	21,861	32,413	2,434	222	328	6,998	59,166
JNL/Westchester Capital Event Driven Fund - Class A	21,371	193	15,339	163	324	346	6,895
	850,141	273,257	312,527	16,926	15,081	54,530	880,482
JNAM Guidance – Growth Fund
JNL Multi-Manager Alternative Fund - Class A	10,375	754	2,047	51	(47)	499	9,534
JNL Multi-Manager Mid Cap Fund - Class A	21,546	901	5,145	63	536	1,206	19,044
JNL Multi-Manager Small Cap Growth Fund - Class A	4,231	54	863	—	19	742	4,183
JNL Multi-Manager Small Cap Value Fund - Class A	4,480	404	861	206	26	(50)	3,999
JNL/AQR Managed Futures Strategy Fund - Class A	9,047	992	6,856	—	(1,754)	1,337	2,766
JNL/BlackRock Global Long Short Credit Fund - Class A	5,598	217	5,874	—	(295)	354	—
JNL/Boston Partners Global Long Short Equity Fund - Class A	13,441	613	4,843	—	212	251	9,674
JNL/Causeway International Value Select Fund - Class A	9,868	16,384	531	285	64	2,899	28,684
JNL/Crescent High Income Fund - Class A	4,243	1,194	4	129	—	69	5,502
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	6,098	10	80	—	84	6,172
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	20,213	4,445	7,050	852	2,222	(15)	19815
JNL/DoubleLine Total Return Fund - Class A	12,839	4,966	24	471	1	61	17,843
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	7,081	415	4,422	117	(127)	193	3,140
JNL/Epoch Global Shareholder Yield Fund - Class A	8,707	—	9,136	—	63	366	—
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	—	15,493	3,076	234	96	210	12,723
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	5,001	1,070	25	—	(1)	302	6,347
JNL/Harris Oakmark Global Equity Fund - Class A	7,260	16,033	708	53	139	2,378	25,102
JNL/Invesco Global Real Estate Fund - Class A	4,374	12,286	8,536	416	(67)	84	8,141
JNL/Lazard Emerging Markets Fund - Class A	8,462	245	2,243	98	49	1,536	8,049
JNL/Lazard International Strategic Equity Fund - Class A	8,331	—	8,701	—	(281)	651	—
JNL/Mellon Capital Emerging Markets Index Fund - Class A	—	7,800	13	69	—	198	7,985
JNL/Mellon Capital S&P 500 Index Fund - Class A	13,646	3,302	10,688	207	2,083	(1,239)	7,104
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	5,467	683	1,395	4	99	1,562	6,416
JNL/PIMCO Credit Income Fund - Class A	7,237	437	71	172	4	296	7,903
JNL/PIMCO Real Return Fund - Class A	2,796	1,862	8	—	—	84	4,734
JNL/Scout Unconstrained Bond Fund - Class A	9,752	458	4,479	85	150	(66)	5,815
JNL/T. Rowe Price Capital Appreciation Fund - Class A	14,040	2,137	5,084	182	516	898	12,507
JNL/T. Rowe Price Established Growth Fund - Class A	20,802	2,860	8,597	997	2,061	2,281	19,407
JNL/T. Rowe Price Value Fund - Class A	27,514	3,477	7,320	1,448	(246)	1,913	25,338
JNL/WCM Focused International Equity Fund - Class A	9,800	16,288	834	108	114	3,437	28,805
JNL/Westchester Capital Event Driven Fund - Class A	7,023	328	5,699	43	65	116	1,833
	283,174	122,196	115,143	6,370	5,701	22,637	318,565
JNAM Guidance – Maximum Growth Fund
JNL Multi-Manager Alternative Fund - Class A	6,425	149	1,097	31	(26)	301	5,752
JNL Multi-Manager Mid Cap Fund - Class A	23,524	190	8,835	55	974	826	16,679
JNL Multi-Manager Small Cap Growth Fund - Class A	5,131	49	2,413	—	(10)	807	3,564
JNL Multi-Manager Small Cap Value Fund - Class A	5,628	230	2,013	197	(70)	49	3,824
JNL/AQR Managed Futures Strategy Fund - Class A	4,901	324	3,489	—	(983)	747	1,500
JNL/Boston Partners Global Long Short Equity Fund - Class A	6,404	101	2,738	—	111	93	3,971
JNL/Causeway International Value Select Fund - Class A	12,199	13,211	564	278	66	3,081	27,993
JNL/Crescent High Income Fund - Class A	2,366	124	8	59	1	46	2,529
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	—	2,503	4	33	—	45	2,544
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	23,730	5,055	6,878	1,052	2,165	382	24454
JNL/DoubleLine Total Return Fund - Class A	6,370	4,603	81	288	2	1	10,895
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	2,935	3,677	3,010	132	(28)	(28)	3,546

28

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End at Close of Business 09/22/17($)
JNL/Epoch Global Shareholder Yield Fund - Class A	7,388	—	7,749	—	(8)	369	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	2,412	631	27	—	(3)	143	3,156
JNL/Harris Oakmark Global Equity Fund - Class A	7,543	16,321	1,524	53	203	2,516	25,059
JNL/Invesco Global Real Estate Fund - Class A	3,650	8,361	4,898	361	30	(73)	7,070
JNL/Lazard Emerging Markets Fund - Class A	8,634	212	2,888	92	130	1,496	7,584
JNL/Lazard International Strategic Equity Fund - Class A	8,822	—	9,244	—	(513)	935	—
JNL/Mellon Capital Emerging Markets Index Fund - Class A	—	10,108	22	90	1	255	10,342
JNL/Mellon Capital S&P 500 Index Fund - Class A	16,516	432	6,136	357	1,275	177	12,264
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	5,037	155	1,482	4	330	1,238	5,278
JNL/PIMCO Credit Income Fund - Class A	2,918	749	1,263	55	94	51	2,549
JNL/PIMCO Real Return Fund - Class A	—	2,494	—	—	—	18	2,512
JNL/Scout Unconstrained Bond Fund - Class A	4,644	275	4,995	—	142	(66)	—
JNL/T. Rowe Price Established Growth Fund - Class A	21,073	4,879	7,838	1,159	1,410	3,044	22,568
JNL/T. Rowe Price Value Fund - Class A	27,591	3,500	10,799	1,265	(379)	2,212	22,125
JNL/WCM Focused International Equity Fund - Class A	12,304	13,628	847	109	114	3,755	28,954
JNL/Westchester Capital Event Driven Fund - Class A	3,823	—	3,905	—	42	40	—
	231,968	91,961	94,747	5,670	5,070	22,460	256,712
JNAM Guidance – Equity 100 Fund
JNL Multi-Manager Mid Cap Fund - Class A	4,915	543	378	18	42	397	5,519
JNL Multi-Manager Small Cap Growth Fund - Class A	1,636	133	214	—	(5)	303	1,853
JNL Multi-Manager Small Cap Value Fund - Class A	1,636	383	154	95	7	(20)	1,852
JNL/Causeway International Value Select Fund - Class A	6,370	572	1,016	71	92	1,162	7,180
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	10,627	1,542	901	527	252	744	12,264
JNL/Epoch Global Shareholder Yield Fund - Class A	2,477	299	430	124	3	179	2,528
JNL/Harris Oakmark Global Equity Fund - Class A	4,509	839	714	12	176	757	5,567
JNL/Lazard Emerging Markets Fund - Class A	2,925	335	644	39	(8)	583	3,191
JNL/Lazard International Strategic Equity Fund - Class A	3,101	200	1,008	59	2	454	2,749
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	2,295	218	668	2	(18)	704	2,531
JNL/T. Rowe Price Capital Appreciation Fund - Class A	8,206	769	592	133	41	737	9,161
JNL/T. Rowe Price Established Growth Fund - Class A	7,354	694	1,174	423	214	1,140)	8,228
JNL/T. Rowe Price Value Fund - Class A	10,436	1,575	834	668	(58)	565	11,684
JNL/The London Company Focused U.S. Equity Fund - Class A	6,126	714	354	47	43	418	6,947
JNL/WCM Focused International Equity Fund - Class A	9,553	561	1,820	40	96	2,152	10,542
	82,166	9,377	10,901	2,258	879	10,275	91,796

Short Term Investments in Affiliates

JNL/American Funds Balanced Fund invested in the JNL Government Money Market Fund which is managed by the Adviser. The JNL Government Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended September 30, 2017.

	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund[1]	21,496	-	30	-

1 Prior to April 24, 2017, JNL/American Funds Balanced Fund was a Sub-Advised Fund named JNL/Capital Guardian Global Balanced Fund.

Security Valuation and Fair Value Measurement. Under the JNL Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Form N-Q, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov.

29

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments

September 30, 2017

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

30

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/AB Dynamic Asset Allocation Fund (a)
INVESTMENT COMPANIES 85.6%
iShares Core MSCI EAFE ETF	61	$3,902
iShares Core MSCI Emerging Markets ETF	10	559
iShares Core S&P 500 ETF	27	6,929
iShares International Developed Real Estate ETF (b)	13	389
iShares Russell 2000 ETF	4	621
SPDR S&P 500 ETF Trust	28	6,960
Vanguard FTSE Developed Markets ETF	143	6,186
Vanguard Global ex-U.S. Real Estate ETF	10	565
Vanguard Mid-Cap ETF	13	1,927
Vanguard MSCI Emerging Markets ETF	30	1,311
Vanguard REIT ETF	10	849
Vanguard Small-Cap ETF (b)	9	1,301
Total Investment Companies (cost $27,724)		31,499
SHORT TERM INVESTMENTS 17.2%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	598	598
	Shares/Par†	Value
Securities Lending Collateral 3.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	1,211	1,211
Treasury Securities 12.3%
Japan Treasury Bill
0.00%, 12/11/17, JPY	302,000	2,685
U.S. Treasury Bill
1.07%, 11/02/17 (e)	850	849
1.01%, 11/24/17 (e)	1,000	999
		4,533
Total Short Term Investments (cost $6,438)		6,342
Total Investments 102.8% (cost $34,162)		37,841
Total Purchased Options 0.2% (cost $32)		60
Other Derivative Instruments 0.1%		48
Other Assets and Liabilities, Net (3.1)%		(1,135)
Total Net Assets 100.0%		$36,814

(a) Consolidated Schedule of Investments.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

(e) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	(5)	December 2017	AUD	(711)	$(2)	$2
Canadian Government Bond, 10-Year	3	December 2017	CAD	413	—	(6)
Euro STOXX 50	9	December 2017	EUR	315	3	9
Euro-Bund	2	December 2017	EUR	324	—	(2)
FTSE 100 Index	5	December 2017	GBP	368	4	(2)
S&P 500 E-Mini Index	(18)	December 2017		(2,226)	(8)	(38)
S&P/Toronto Stock Exchange 60 Index	(3)	December 2017	CAD	(526)	(1)	(20)
Tokyo Price Index	2	December 2017	JPY	32,013	—	13
U.S. Treasury Note, 10-Year	35	December 2017		4,432	(8)	(47)
U.S. Treasury Note, 2-Year	8	December 2017		1,731	(1)	(5)
U.S. Treasury Note, 5-Year	9	December 2017		1,064	(1)	(6)
Ultra Long Term U.S. Treasury Bond	9	December 2017		1,503	4	(17)
					$(10)	$(119)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Index Options
S&P 500 Index	Call	2,500.00	11/17/17	15	$60
					$60

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Index Options
S&P 500 Index	Put	2,340.00	11/17/17	7	$(4)
					$(4)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
AUD/USD	CSI	12/18/17	AUD	983	$771	$(13)
AUD/USD	SSB	12/18/17	AUD	420	329	(5)
CAD/USD	SSB	12/18/17	CAD	186	149	(3)
CHF/USD	SSB	12/18/17	CHF	78	81	—
EUR/USD	SSB	12/18/17	EUR	940	1,116	(13)
GBP/USD	SSB	12/18/17	GBP	31	42	(1)
JPY/USD	SSB	12/18/17	JPY	104,224	930	(41)
NOK/USD	SSB	12/18/17	NOK	1,214	153	(3)
NZD/USD	SSB	12/18/17	NZD	180	130	(2)
USD/AUD	SSB	12/18/17	AUD	(983)	(771)	10
USD/CAD	BCL	12/18/17	CAD	(652)	(523)	4
USD/CHF	CSI	12/18/17	CHF	(262)	(272)	(1)
USD/CHF	SSB	12/18/17	CHF	(165)	(171)	3
USD/EUR	CSI	12/18/17	EUR	(639)	(759)	10
USD/EUR	JPM	12/18/17	EUR	(639)	(759)	10
USD/JPY	BCL	12/18/17	JPY	(82,914)	(740)	25
USD/JPY	CSI	12/18/17	JPY	(27,603)	(246)	5
USD/JPY	SSB	12/18/17	JPY	(18,917)	(169)	1
USD/JPY	BOA	12/22/17	JPY	(302,154)	(2,696)	111
USD/NOK	SSB	12/18/17	NOK	(460)	(58)	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/SEK	SSB	12/18/17	SEK	(1,037)	(128)	3
					$(3,591)	$101

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Total return swap agreements - paying return
INDEX
S&P 500 Total Return, pays quarterly	CIT	3-Month LIBOR +0.26%	12/15/17	(4,868)	$(37)
					$(37)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/AQR Large Cap Relaxed Constraint Equity Fund
COMMON STOCKS 127.4%
Consumer Discretionary 17.3%
Adtalem Global Education Inc.	7	$252
Amazon.com Inc. (a) (b)	8	7,722
AMC Networks Inc. - Class A (a)	22	1,267
Bed Bath & Beyond Inc.	125	2,931
Best Buy Co. Inc.	72	4,102
Big Lots Inc.	5	270
BorgWarner Inc.	5	239
Brinker International Inc.	10	325
Brunswick Corp.	31	1,748
Buffalo Wild Wings Inc. (a)	11	1,194
CalAtlantic Group Inc.	42	1,526
Carnival Plc	29	1,858
Chico's FAS Inc.	131	1,176
Comcast Corp. - Class A	122	4,696
D.R. Horton Inc.	74	2,966
Dana Holding Corp.	7	206
Deckers Outdoor Corp. (a)	33	2,286
Dick's Sporting Goods Inc.	24	661
Dillard's Inc. - Class A (c)	7	368
Extended Stay America Inc. - Class B	68	1,361
Foot Locker Inc.	26	926
Ford Motor Co.	226	2,705
GameStop Corp. - Class A	79	1,626
General Motors Co. (b)	151	6,113
Goodyear Tire & Rubber Co.	11	351
H&R Block Inc.	7	180
Home Depot Inc.	15	2,509
Hyatt Hotels Corp. - Class A (a)	20	1,221
Interpublic Group of Cos. Inc.	102	2,124
John Wiley & Sons Inc. - Class A	10	546
Kohl's Corp.	20	911
Las Vegas Sands Corp.	53	3,396
Lear Corp. (b)	32	5,466
Liberty Expedia Holdings Inc. - Class A (a)	19	1,022
Liberty Global Plc - Class C (a)	26	859
Liberty Interactive Corp. QVC Group - Class A (a)	53	1,243
Lowe's Cos. Inc.	37	2,942
Macy's Inc.	5	115
Michael Kors Holdings Ltd. (a)	36	1,715
Michaels Cos. Inc. (a)	41	889
New York Times Co. - Class A	5	95
NVR Inc. (a)	1	3,463
Office Depot Inc.	222	1,008
Omnicom Group Inc.	2	177
Priceline Group Inc. (a)	—	150
Pulte Homes Inc.	64	1,749
Ross Stores Inc.	1	71
Royal Caribbean Cruises Ltd.	24	2,810
Scripps Networks Interactive Inc. - Class A	1	117
Skechers U.S.A. Inc. - Class A (a)	26	664
Starbucks Corp.	20	1,100
Target Corp.	36	2,138
Tegna Inc.	17	222
Thor Industries Inc.	11	1,445
Time Warner Inc.	19	1,923
TJX Cos. Inc.	15	1,070
Toll Brothers Inc.	31	1,279
Tupperware Brands Corp.	25	1,555
Twenty-First Century Fox Inc. - Class A	52	1,365
Viacom Inc. - Class B	17	480
Walt Disney Co. (b)	49	4,787
Whirlpool Corp.	7	1,264
		102,945
Consumer Staples 6.3%
Altria Group Inc.	47	2,958
Archer-Daniels-Midland Co.	84	3,564
Boston Beer Co. Inc. - Class A (a)	2	234
Bunge Ltd.	2	156
Campbell Soup Co.	13	626
Coca-Cola Co.	9	413
	Shares/Par†	Value
ConAgra Brands Inc.	52	1,746
Constellation Brands Inc. - Class A	3	602
CVS Health Corp.	25	2,068
Dean Foods Co.	66	714
Flowers Foods Inc.	4	72
Ingredion Inc.	15	1,837
Molson Coors Brewing Co. - Class B	3	252
Mondelez International Inc. - Class A	11	452
Nu Skin Enterprises Inc. - Class A	7	455
PepsiCo Inc.	23	2,540
Philip Morris International Inc.	38	4,179
Pilgrim's Pride Corp. (a) (c)	53	1,513
Procter & Gamble Co.	50	4,571
Tyson Foods Inc. - Class A	12	845
Walgreens Boots Alliance Inc.	10	787
Wal-Mart Stores Inc. (b)	93	7,232
		37,816
Energy 6.0%
Anadarko Petroleum Corp.	20	957
Baker Hughes a GE Co. - Class A	7	250
Cabot Oil & Gas Corp.	25	658
Chevron Corp.	12	1,419
ConocoPhillips Co.	36	1,788
CONSOL Energy Inc. (a)	111	1,881
Devon Energy Corp.	88	3,245
Diamond Offshore Drilling Inc. (a) (c)	182	2,643
Energen Corp. (a)	14	781
Exxon Mobil Corp.	64	5,227
Halliburton Co.	58	2,672
Marathon Petroleum Corp.	51	2,860
Murphy Oil Corp. (c)	34	911
Newfield Exploration Co. (a)	16	488
Oceaneering International Inc.	53	1,398
Oil States International Inc. (a)	32	817
Pioneer Natural Resources Co.	3	375
QEP Resources Inc. (a)	112	961
Rice Energy Inc. (a)	3	76
Schlumberger Ltd.	2	169
Southwestern Energy Co. (a)	164	1,001
Valero Energy Corp.	28	2,149
Williams Cos. Inc.	20	609
World Fuel Services Corp.	67	2,276
		35,611
Financials 18.2%
Aflac Inc.	55	4,493
Allstate Corp.	43	3,946
American International Group Inc.	14	847
Ameriprise Financial Inc.	23	3,466
Assurant Inc.	8	755
Assured Guaranty Ltd.	82	3,114
Axis Capital Holdings Ltd.	3	169
Bank of America Corp. (b)	207	5,254
Bank of New York Mellon Corp.	29	1,540
BankUnited Inc.	50	1,792
Berkshire Hathaway Inc. - Class B (a) (b)	47	8,544
BlackRock Inc.	2	1,030
Capital One Financial Corp.	33	2,809
Citigroup Inc.	65	4,764
CNO Financial Group Inc.	32	751
Comerica Inc.	24	1,858
Cullen/Frost Bankers Inc.	2	229
Discover Financial Services	25	1,589
Fidelity National Financial Inc.	61	2,871
First American Financial Corp.	29	1,469
Franklin Resources Inc.	59	2,609
Fulton Financial Corp.	7	133
Goldman Sachs Group Inc.	9	2,138
Hancock Holding Co.	12	591
Hanover Insurance Group Inc.	5	436
Hartford Financial Services Group Inc.	21	1,155
Invesco Ltd.	47	1,647
JPMorgan Chase & Co. (b)	83	7,967
KeyCorp	29	550
Lincoln National Corp.	41	3,000

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
M&T Bank Corp.	1	187
Morgan Stanley	29	1,378
PNC Financial Services Group Inc. (b)	40	5,377
Popular Inc.	47	1,704
Prudential Financial Inc.	29	3,101
Raymond James Financial Inc.	1	96
Regions Financial Corp.	231	3,515
Reinsurance Group of America Inc.	17	2,316
S&P Global Inc.	4	642
SunTrust Banks Inc.	61	3,631
Synovus Financial Corp.	21	990
TCF Financial Corp.	58	988
Travelers Cos. Inc.	30	3,644
U.S. Bancorp	16	836
Umpqua Holdings Corp.	46	907
Unum Group	21	1,099
Wells Fargo & Co. (b)	116	6,383
		108,310
Health Care 16.9%
AbbVie Inc.	33	2,952
Aetna Inc.	13	2,132
Agilent Technologies Inc.	21	1,328
Akorn Inc. (a)	1	44
Alexion Pharmaceuticals Inc. (a)	18	2,594
Amgen Inc.	23	4,293
Anthem Inc.	4	830
Baxter International Inc. (b)	82	5,150
Biogen Inc. (a)	10	3,014
Bioverativ Inc. (a)	50	2,826
Bristol-Myers Squibb Co.	28	1,788
Celgene Corp. (a)	28	4,134
Centene Corp. (a)	34	3,314
Charles River Laboratories International Inc. (a)	25	2,701
Cooper Cos. Inc.	1	308
Danaher Corp.	20	1,715
DaVita Inc. (a)	12	691
Exelixis Inc. (a)	116	2,803
Express Scripts Holding Co. (a)	59	3,733
Gilead Sciences Inc. (b)	109	8,822
Globus Medical Inc. - Class A (a)	25	749
Halyard Health Inc. (a)	3	113
HCA Healthcare Inc. (a)	3	207
Hill-Rom Holdings Inc.	2	113
Humana Inc.	20	4,792
INC Research Holdings Inc. - Class A (a)	25	1,325
Johnson & Johnson (b)	42	5,434
Juno Therapeutics Inc. (a)	3	142
Mallinckrodt Plc (a)	13	472
Masimo Corp. (a)	10	833
McKesson Corp. (b)	38	5,888
Medtronic Plc	13	999
Merck & Co. Inc. (b)	82	5,252
Mylan NV (a)	10	314
Pfizer Inc. (b)	169	6,021
Qiagen NV (a)	4	118
Regeneron Pharmaceuticals Inc. (a)	2	742
Thermo Fisher Scientific Inc.	1	267
United Therapeutics Corp. (a)	16	1,917
UnitedHealth Group Inc.	15	2,979
Varian Medical Systems Inc. (a)	2	196
Vertex Pharmaceuticals Inc. (a)	27	4,138
WellCare Health Plans Inc. (a)	15	2,603
Zimmer Biomet Holdings Inc.	2	275
		101,061
Industrials 15.7%
AGCO Corp.	13	954
Boeing Co. (b)	32	8,204
BWX Technologies Inc.	13	756
Caterpillar Inc.	5	648
Colfax Corp. (a)	41	1,700
Crane Co.	20	1,617
Cummins Inc.	21	3,478
Curtiss-Wright Corp.	14	1,422
Delta Air Lines Inc.	55	2,639
	Shares/Par†	Value
Dover Corp.	5	487
Emerson Electric Co.	4	258
Esterline Technologies Corp. (a)	19	1,682
FedEx Corp.	9	2,075
Fluor Corp.	29	1,212
General Electric Co.	106	2,567
Honeywell International Inc.	24	3,340
Hubbell Inc.	12	1,367
Huntington Ingalls Industries Inc.	13	3,057
Ingersoll-Rand Plc	47	4,182
ITT Inc.	37	1,641
Jacobs Engineering Group Inc.	10	589
JetBlue Airways Corp. (a)	39	722
L3 Technologies Inc.	7	1,332
Lockheed Martin Corp.	9	2,865
Manpower Inc.	8	931
Masco Corp.	8	293
MSA Safety Inc.	15	1,215
MSC Industrial Direct Co. - Class A	8	588
Norfolk Southern Corp.	27	3,606
Northrop Grumman Systems Corp.	5	1,554
Oshkosh Corp.	32	2,640
Owens Corning Inc.	73	5,665
Parker Hannifin Corp.	2	280
Pentair Plc	2	117
Pitney Bowes Inc.	35	495
Quanta Services Inc. (a)	5	185
Raytheon Co.	8	1,530
Regal-Beloit Corp.	14	1,106
Robert Half International Inc.	42	2,121
Rockwell Automation Inc.	3	463
Ryder System Inc.	17	1,466
Southwest Airlines Co.	20	1,109
Spirit Aerosystems Holdings Inc. - Class A (b)	61	4,718
Textron Inc.	12	672
Timken Co.	49	2,403
Trinity Industries Inc.	11	357
Union Pacific Corp.	38	4,400
United Continental Holdings Inc. (a)	20	1,191
United Rentals Inc. (a)	13	1,753
USG Corp. (a)	26	846
Waste Management Inc.	10	775
WESCO International Inc. (a)	27	1,561
Woodward Governor Co.	7	551
WW Grainger Inc. (c)	3	517
		93,902
Information Technology 30.1%
Accenture Plc - Class A	11	1,472
Activision Blizzard Inc.	28	1,817
Adobe Systems Inc. (a)	1	134
Akamai Technologies Inc. (a)	66	3,215
Alphabet Inc. - Class A (a) (b)	8	7,616
Alphabet Inc. - Class C (a) (b)	7	6,980
Apple Inc. (b)	111	17,039
Applied Materials Inc.	81	4,219
Arrow Electronics Inc. (a)	22	1,807
Avnet Inc.	86	3,368
Booz Allen Hamilton Holding Corp. - Class A	10	366
Broadcom Ltd.	3	756
Cadence Design Systems Inc. (a)	42	1,671
CDK Global Inc.	9	543
CDW Corp.	14	891
Cirrus Logic Inc. (a)	23	1,253
Cisco Systems Inc.	121	4,085
Citrix Systems Inc. (a)	28	2,133
Cognizant Technology Solutions Corp. - Class A	42	3,068
Convergys Corp.	69	1,784
CoreLogic Inc. (a)	29	1,336
Corning Inc.	57	1,708
Dell Technologies Inc. - Class V (a)	14	1,111
Dolby Laboratories Inc.	4	232
DST Systems Inc.	17	934
DXC Technology Co.	11	949
eBay Inc. (a) (b)	166	6,398

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Electronic Arts Inc. (a)	17	2,029
Euronet Worldwide Inc. (a)	4	341
F5 Networks Inc. (a)	10	1,204
Facebook Inc. - Class A (a) (b)	55	9,479
First Solar Inc. (a)	12	560
Flextronics International Ltd. (a)	50	830
FLIR Systems Inc.	32	1,263
Fortinet Inc. (a)	27	985
Hewlett Packard Enterprise Co.	233	3,430
HP Inc.	90	1,798
IAC/InterActiveCorp. (a)	24	2,783
Intel Corp. (b)	166	6,321
International Business Machines Corp. (b)	42	6,135
Intuit Inc.	6	819
Jabil Inc.	45	1,293
Juniper Networks Inc.	106	2,940
KLA-Tencor Corp.	27	2,829
Lam Research Corp.	12	2,262
Manhattan Associates Inc. (a)	33	1,353
Marvell Technology Group Ltd.	68	1,217
Maxim Integrated Products Inc.	35	1,670
MAXIMUS Inc.	16	1,012
MercadoLibre Inc.	2	496
Micron Technology Inc. (a)	103	4,045
Microsoft Corp. (b)	161	12,011
Nvidia Corp.	10	1,761
ON Semiconductor Corp. (a)	53	987
Oracle Corp. (b)	145	6,996
QUALCOMM Inc.	22	1,125
Red Hat Inc. (a)	6	666
Science Applications International Corp.	21	1,434
Seagate Technology	47	1,573
Skyworks Solutions Inc.	10	998
Synaptics Inc. (a)	27	1,049
SYNNEX Corp.	4	493
Synopsys Inc. (a)	5	387
TE Connectivity Ltd.	25	2,098
Teradata Corp. (a) (c)	3	95
Teradyne Inc.	58	2,158
Texas Instruments Inc.	34	3,035
Total System Services Inc.	31	2,009
Versum Materials Inc.	6	222
Western Digital Corp.	32	2,781
Xerox Corp.	35	1,177
Zynga Inc. - Class A (a)	621	2,348
		179,382
Materials 5.2%
Alcoa Corp. (a)	16	740
Bemis Co. Inc.	29	1,320
Cabot Corp.	20	1,109
Celanese Corp. - Class A	45	4,727
Chemours Co.	64	3,260
DowDuPont Inc.	6	407
Eastman Chemical Co.	27	2,416
Freeport-McMoRan Inc. - Class B (a)	166	2,334
Graphic Packaging Holding Co.	82	1,145
Huntsman Corp.	3	88
LyondellBasell Industries NV - Class A (b)	60	5,900
Monsanto Co.	7	805
Olin Corp.	15	529
Owens-Illinois Inc. (a)	3	76
Reliance Steel & Aluminum Co.	32	2,453
Steel Dynamics Inc.	68	2,348
Worthington Industries Inc.	29	1,349
	Shares/Par†	Value
WR Grace & Co.	4	287
		31,293
Real Estate 3.2%
American Tower Corp.	5	718
Annaly Capital Management Inc.	109	1,331
AvalonBay Communities Inc.	2	410
Boston Properties Inc.	3	418
Crown Castle International Corp.	8	842
Digital Realty Trust Inc.	11	1,284
Equinix Inc.	—	134
Equity Residential Properties Inc.	12	771
GGP Inc.	36	752
HCP Inc.	72	2,005
Host Hotels & Resorts Inc.	17	314
Mid-America Apartment Communities Inc.	3	321
ProLogis Inc.	28	1,764
Public Storage	8	1,669
Realty Income Corp.	24	1,396
Simon Property Group Inc.	12	1,853
Ventas Inc.	20	1,283
Vornado Realty Trust	4	285
Welltower Inc.	15	1,068
Weyerhaeuser Co.	12	403
		19,021
Telecommunication Services 1.4%
AT&T Inc. (b)	123	4,837
Verizon Communications Inc.	69	3,394
		8,231
Utilities 7.1%
Ameren Corp.	69	3,974
American Electric Power Co. Inc. (b)	65	4,591
CenterPoint Energy Inc.	22	644
CMS Energy Corp.	4	162
Consolidated Edison Inc.	23	1,856
DTE Energy Co.	24	2,630
Edison International (b)	74	5,712
Eversource Energy	10	574
Exelon Corp.	110	4,158
Hawaiian Electric Industries Inc.	20	663
MDU Resources Group Inc.	51	1,316
NorthWestern Corp.	10	547
ONE Gas Inc.	4	265
PG&E Corp. (b)	70	4,796
Public Service Enterprise Group Inc. (b)	132	6,089
UGI Corp.	50	2,332
Vistra Energy Corp.	122	2,279
		42,588
Total Common Stocks (cost $703,883)		760,160
SHORT TERM INVESTMENTS 2.1%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (d) (e)	12,789	12,789
Total Short Term Investments (cost $12,789)		12,789
Total Investments 129.5% (cost $716,672)		772,949
Total Securities Sold Short (29.7)% (proceeds $170,512)		(177,262)
Other Derivative Instruments 0.0%		32
Other Assets and Liabilities, Net 0.2%		1,049
Total Net Assets 100.0%		$596,768

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or portion of the security was on loan.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (29.7%)
COMMON STOCKS (29.7%)
Consumer Discretionary (2.0%)
Advance Auto Parts Inc.	(10)	$(1,021)
Carmax Inc.	(15)	(1,129)
Domino's Pizza Inc.	(8)	(1,557)
	Shares/Par†	Value
Limited Brands Inc.	(63)	(2,636)
Newell Brands Inc.	(14)	(583)
Penske Automotive Group Inc.	(4)	(189)
Regal Entertainment Group - Class A	(30)	(484)
Signet Jewelers Ltd.	(40)	(2,635)
Tractor Supply Co.	(12)	(763)
TRI Pointe Homes Inc.	(50)	(696)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Urban Outfitters Inc.	(5)	(121)
Wayfair Inc. - Class A	(1)	(89)
Wynn Resorts Ltd.	—	(67)
		(11,970)
Consumer Staples (1.2%)
Blue Buffalo Pet Products Inc.	(3)	(93)
Coty Inc. - Class A	(193)	(3,196)
Post Holdings Inc.	(13)	(1,186)
Snyders-Lance Inc.	(52)	(1,999)
TreeHouse Foods Inc.	(15)	(991)
		(7,465)
Energy (5.3%)
Antero Resources Corp.	(20)	(408)
Centennial Resource Development Inc. - Class A	(112)	(2,017)
Cheniere Energy Inc.	(124)	(5,566)
Chesapeake Energy Corp.	(272)	(1,170)
Concho Resources Inc.	(9)	(1,148)
Core Laboratories NV	(9)	(859)
Ensco Plc - Class A	(247)	(1,472)
EQT Corp.	(12)	(804)
Helmerich & Payne Inc.	(7)	(350)
Hess Corp.	(48)	(2,242)
Kosmos Energy Ltd.	(212)	(1,684)
Matador Resources Co.	(63)	(1,714)
Nabors Industries Ltd.	(72)	(580)
National Oilwell Varco Inc.	(23)	(833)
PBF Energy Inc. - Class A	(58)	(1,613)
Range Resources Corp.	(53)	(1,038)
SM Energy Co.	(45)	(799)
Targa Resources Corp.	(34)	(1,600)
Transocean Ltd.	(75)	(812)
Weatherford International Plc	(895)	(4,101)
Whiting Petroleum Corp.	(108)	(592)
WPX Energy Inc.	(12)	(136)
		(31,538)
Financials (2.0%)
Bank of the Ozarks Inc.	(43)	(2,058)
Charles Schwab Corp.	(50)	(2,200)
Chemical Financial Corp.	(22)	(1,151)
Home Bancshares Inc.	(5)	(123)
MB Financial Inc.	(6)	(276)
Primerica Inc.	(3)	(210)
Stifel Financial Corp.	(36)	(1,941)
Texas Capital Bancshares Inc.	(18)	(1,578)
United Bankshares Inc.	(59)	(2,187)
		(11,724)
Health Care (6.7%)
Abiomed Inc.	(2)	(348)
Acadia HealthCare Co. Inc.	(86)	(4,096)
Agios Pharmaceuticals Inc.	(45)	(3,019)
Alkermes Plc	(70)	(3,553)
Allergan Plc	(4)	(805)
Alnylam Pharmaceuticals Inc.	(8)	(917)
AmerisourceBergen Corp.	(10)	(865)
BioMarin Pharmaceutical Inc.	(17)	(1,576)
Bio-Techne Corp.	(12)	(1,470)
DexCom Inc.	(62)	(3,032)
Envision Healthcare Corp.	(95)	(4,279)
Illumina Inc.	(4)	(826)
Incyte Corp.	(5)	(635)
Intrexon Corp.	(44)	(840)
Ionis Pharmaceuticals Inc.	(1)	(71)
Medidata Solutions Inc.	(6)	(436)
Neurocrine Biosciences Inc.	(61)	(3,708)
NuVasive Inc.	(15)	(843)
Opko Health Inc.	(226)	(1,549)
Perrigo Co. Plc	(47)	(3,965)
Premier Inc. - Class A	(21)	(683)
Prestige Brands Holdings Inc.	(39)	(1,943)
	Shares/Par†	Value
Quintiles IMS Holdings Inc.	(4)	(383)
		(39,842)
Industrials (4.2%)
American Airlines Group Inc.	(15)	(706)
Clean Harbors Inc.	(5)	(283)
Fastenal Co.	(10)	(469)
Genesee & Wyoming Inc. - Class A	(6)	(448)
HEICO Corp.	(21)	(1,900)
IHS Markit Ltd.	(20)	(896)
Johnson Controls International Plc	(57)	(2,293)
Middleby Corp.	(9)	(1,182)
NOW Inc.	(41)	(572)
Sensata Technologies Holding NV	(41)	(1,992)
TransDigm Group Inc.	(23)	(5,852)
Wabtec Corp.	(76)	(5,793)
Welbilt Inc.	(97)	(2,236)
XPO Logistics Inc.	(9)	(586)
		(25,208)
Information Technology (5.4%)
ACI Worldwide Inc.	(22)	(490)
Advanced Micro Devices Inc.	(124)	(1,578)
Arista Networks Inc.	(7)	(1,351)
Atlassian Corp. Plc - Class A	(53)	(1,868)
Cavium Inc.	(58)	(3,812)
Ciena Corp.	(25)	(545)
Coherent Inc.	(10)	(2,344)
Cree Inc.	(7)	(209)
Cypress Semiconductor Corp.	(91)	(1,368)
Diebold Nixdorf Inc.	(40)	(912)
FireEye Inc.	(29)	(490)
First Data Corp. - Class A	(73)	(1,319)
GoDaddy Inc. - Class A	(12)	(535)
Guidewire Software Inc.	(28)	(2,195)
Integrated Device Technology Inc.	(43)	(1,133)
Monolithic Power Systems Inc.	(3)	(332)
NetScout Systems Inc.	(13)	(435)
Palo Alto Networks Inc.	(5)	(719)
Pandora Media Inc.	(69)	(530)
Sabre Corp.	(25)	(458)
ServiceNow Inc.	(7)	(851)
Splunk Inc.	(15)	(1,026)
Square Inc. - Class A	(42)	(1,208)
Tableau Software Inc. - Class A	(2)	(163)
Tyler Technologies Inc.	(1)	(91)
Ultimate Software Group Inc.	(6)	(1,217)
Universal Display Corp.	(7)	(893)
ViaSat Inc.	(34)	(2,169)
WEX Inc.	(2)	(250)
Workday Inc. - Class A	(5)	(539)
Zillow Group Inc. - Class C	(29)	(1,161)
		(32,191)
Materials (2.4%)
Albemarle Corp.	(10)	(1,323)
Allegheny Technologies Inc.	(154)	(3,676)
Axalta Coating Systems Ltd.	(4)	(128)
Ball Corp.	(111)	(4,576)
CF Industries Holdings Inc.	(85)	(2,988)
Compass Minerals International Inc.	(10)	(639)
FMC Corp.	(1)	(113)
Platform Specialty Products Corp.	(46)	(515)
Sealed Air Corp.	(9)	(398)
		(14,356)
Telecommunication Services (0.1%)
Zayo Group Holdings Inc.	(11)	(375)
Utilities (0.4%)
Black Hills Corp.	(28)	(1,904)
Dominion Energy Inc.	(9)	(689)
		(2,593)
Total Common Stocks (proceeds $170,512)		(177,262)
Total Securities Sold Short (29.7%) (proceeds $170,512)		$(177,262)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	77	December 2017	9,594	$32	$93

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/AQR Managed Futures Strategy Fund (a)
SHORT TERM INVESTMENTS 94.4%
Investment Companies 46.6%
JNL Government Money Market Fund - Institutional Class, 0.89% (b) (c)	130,585	$130,585
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 0.92% (c)	68,515	68,515
		199,100
Treasury Securities 47.8%
U.S. Treasury Bill
0.92%, 10/05/17	35,225	35,220
0.97%, 10/26/17	4,895	4,891
1.07%, 11/30/17	5,407	5,398
1.02%, 12/07/17	2,535	2,530

	Shares/Par†	Value
1.12%, 12/14/17	903	901
1.11%, 01/18/18	181	180
1.15%, 01/04/18 - 02/01/18	2,462	2,454
1.16%, 10/12/17 - 02/08/18	89,933	89,589
1.13%, 02/15/18 - 02/22/18	7,910	7,877
1.19%, 03/29/18	55,079	54,758
		203,798
Total Short Term Investments (cost $402,873)		402,898
Total Investments 94.4% (cost $402,873)		402,898
Other Derivative Instruments (1.0)%		(4,134)
Other Assets and Liabilities, Net 6.6%		27,980
Total Net Assets 100.0%		$426,744

(a) Consolidated Schedule of Investments.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Interest Rate	(56)	March 2018	EUR	(14,035)	$—	$(9)
3-Month Euro Euribor Interest Rate	(36)	June 2018	EUR	(9,021)	—	(6)
3-Month Euro Euribor Interest Rate	(19)	September 2018	EUR	(4,760)	—	(3)
3-Month Euro Euribor Interest Rate	(1)	December 2018	EUR	(250)	—	—
3-Month Euro Euribor Interest Rate	(36)	March 2019	EUR	(9,013)	(1)	—
3-Month Euro Euribor Interest Rate	(58)	June 2019	EUR	(14,511)	(2)	—
3-Month Euro Euribor Interest Rate	(63)	September 2019	EUR	(15,752)	(2)	1
3-Month Euro Swiss Franc Interest Rate	(4)	December 2017	CHF	(1,007)	—	—
3-Month Euro Swiss Franc Interest Rate	(12)	March 2018	CHF	(3,021)	—	—
3-Month Euro Swiss Franc Interest Rate	(2)	June 2018	CHF	(503)	—	—
3-Month Euro Swiss Franc Interest Rate	(1)	September 2018	CHF	(251)	—	—
3-Month Sterling Interest Rate	(1)	December 2017	GBP	(124)	—	—
3-Month Sterling Interest Rate	(337)	March 2018	GBP	(41,880)	(6)	52
3-Month Sterling Interest Rate	(335)	June 2018	GBP	(41,603)	(6)	70
3-Month Sterling Interest Rate	(319)	September 2018	GBP	(39,598)	—	80
3-Month Sterling Interest Rate	(311)	December 2018	GBP	(38,588)	(5)	81
3-Month Sterling Interest Rate	(303)	March 2019	GBP	(37,578)	(5)	81
3-Month Sterling Interest Rate	(307)	June 2019	GBP	(38,056)	(5)	84
3-Month Sterling Interest Rate	(306)	September 2019	GBP	(37,895)	(5)	63
90-Day Eurodollar	(450)	March 2018		(110,737)	6	26
90-Day Eurodollar	(418)	June 2018		(102,762)	16	38
90-Day Eurodollar	(354)	September 2018		(86,963)	22	38
90-Day Eurodollar	(333)	December 2018		(81,726)	25	29
90-Day Eurodollar	(305)	March 2019		(74,767)	27	(26)
90-Day Eurodollar	(290)	June 2019		(71,104)	29	22
90-Day Eurodollar	(278)	September 2019		(68,179)	28	66
Amsterdam Exchanges Index	39	October 2017	EUR	4,115	35	86
ASX SPI 200 Index	53	December 2017	AUD	7,565	23	(44)
Australia Commonwealth Treasury Bond, 10-Year	(429)	December 2017	AUD	(55,410)	(67)	723
Australia Commonwealth Treasury Bond, 3-Year	(1,657)	December 2017	AUD	(184,659)	(120)	539
Australian Dollar	622	December 2017		50,359	(93)	(1,619)
Brent Crude Oil	273	December 2017		15,102	(101)	401
CAC40 10 Euro	54	October 2017	EUR	2,812	23	76
Canadian Bank Acceptance	(1)	December 2017	CAD	(246)	—	—
Canadian Bank Acceptance	(130)	March 2018	CAD	(31,997)	(4)	70
Canadian Bank Acceptance	(48)	June 2018	CAD	(11,773)	—	3
Canadian Dollar	625	December 2017		51,652	(169)	(1,492)
Canadian Government Bond, 10-Year	(147)	December 2017	CAD	(20,249)	16	296
Cocoa	(68)	December 2017	GBP	(1,020)	(36)	(14)
Coffee 'C'	(3)	December 2017		(144)	1	—
Copper	122	December 2017		9,295	(79)	(282)
Corn	(165)	December 2017		(2,968)	(23)	37
Cotton No. 2	14	December 2017		487	(4)	(8)
Dow Jones Industrial Average E-Mini Index	166	December 2017		18,215	22	332
E-mini Russell 2000 Index	130	December 2017		9,265	2	439
Euro FX Currency	55	December 2017		8,337	16	(180)
Euro STOXX 50	187	December 2017	EUR	6,563	57	147
Euro-Bobl	305	December 2017	EUR	40,115	11	(125)
Euro-BTP	(13)	December 2017	EUR	(1,757)	—	3
Euro-Bund	(9)	December 2017	EUR	(1,450)	(2)	1
Euro-Buxl	(48)	December 2017	EUR	(8,004)	(48)	199

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Futures Contracts (continued)
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro-OAT	(23)	December 2017	EUR	(3,579)	(7)	13
Euro-Schatz	1,711	December 2017	EUR	191,920	(20)	(78)
FTSE 100 Index	63	December 2017	GBP	4,619	44	(2)
FTSE/JSE Top 40 Index	123	December 2017	ZAR	61,971	47	(23)
FTSE/MIB Index	18	December 2017	EUR	1,993	12	52
German Stock Index	20	December 2017	EUR	6,264	64	160
Gold 100 oz.	159	December 2017		21,209	(62)	(780)
Hang Seng China Enterprises Index	100	October 2017	HKD	54,822	49	(37)
Hang Seng Index	41	October 2017	HKD	56,442	61	(5)
IBEX 35 Index	48	October 2017	EUR	4,952	21	8
Japanese Government Bond, 10-Year	2	December 2017	JPY	301,937	2	(11)
Japanese Yen	(319)	December 2017		(37,169)	30	1,601
KCBT Wheat	(57)	December 2017		(1,223)	29	(39)
Lean Hogs	(18)	December 2017		(409)	(12)	(23)
Live Cattle	1	December 2017		45	—	1
LME Aluminum	61	December 2017		3,213	(12)	(12)
LME Copper	23	December 2017		3,908	(183)	(183)
LME Nickel	14	December 2017		1,006	(125)	(125)
LME Zinc	24	December 2017		1,892	7	7
Low Sulphur Gas Oil	320	November 2017		16,521	(72)	831
Mexican Peso	524	December 2017		14,549	(29)	(336)
Mini MSCI Emerging EAFE Index	19	December 2017		1,867	11	13
Mini MSCI Emerging Markets Index	165	December 2017		9,105	104	(118)
NASDAQ 100 E-Mini	139	December 2017		16,600	122	31
Natural Gas	(169)	November 2017		(5,260)	17	178
New Zealand Dollar	(544)	December 2017		(39,528)	82	295
Nikkei 225	64	December 2017	JPY	1,239,524	(17)	570
NY Harbor ULSD	145	November 2017		10,643	(87)	380
OMX Stockholm 30 Index	75	October 2017	SEK	11,875	12	50
Palladium	21	December 2017		1,954	19	13
Platinum	(24)	January 2018		(1,120)	12	21
RBOB Gasoline	94	November 2017		6,293	(94)	(11)
S&P 500 E-Mini Index	113	December 2017		14,090	47	126
S&P MidCap 400 E-Mini Index	31	December 2017		5,363	5	204
S&P/Toronto Stock Exchange 60 Index	75	December 2017	CAD	13,269	24	414
SGX MSCI Singapore Index	(9)	October 2017	SGD	(325)	—	1
Silver	(8)	December 2017		(675)	7	8
Soybean	11	November 2017		536	5	(3)
Soybean Meal	(1)	December 2017		(30)	—	(2)
Soybean Oil	(4)	December 2017		(79)	—	—
Sugar #11 (World Markets)	(109)	March 2018		(1,782)	(18)	61
Tokyo Price Index	105	December 2017	JPY	1,661,501	(23)	876
U.K. Long Gilt	(186)	December 2017	GBP	(23,183)	(62)	191
U.S. Treasury Long Bond	(93)	December 2017		(14,344)	(3)	132
U.S. Treasury Note, 10-Year	(169)	December 2017		(21,320)	40	142
U.S. Treasury Note, 2-Year	(347)	January 2018		(74,898)	43	49
U.S. Treasury Note, 5-Year	(281)	December 2017		(33,108)	46	91
Ultra Long Term U.S. Treasury Bond	(54)	December 2017		(9,055)	(22)	139
Wheat	(1)	December 2017		(22)	—	(1)
WTI Crude Oil	205	November 2017		10,456	23	136
					$(287)	$5,280

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
AUD/USD	CIT	10/03/17	AUD	957	$751	$2
AUD/USD	CIT	12/20/17	AUD	101,495	79,537	(878)
BRL/USD	CIT	12/20/17	BRL	10,789	3,371	(6)
BRL/USD	CIT	12/20/17	BRL	24,669	7,709	25
CAD/USD	CIT	12/20/17	CAD	68,228	54,708	(205)
CAD/USD	CIT	12/20/17	CAD	5,697	4,568	6
CHF/USD	CIT	12/20/17	CHF	282	292	(5)
CHF/USD	CIT	12/20/17	CHF	51	52	—
CLP/USD	CIT	12/20/17	CLP	4,325,443	6,746	(113)
CLP/USD	CIT	12/20/17	CLP	10,217	15	—
COP/USD	CIT	12/20/17	COP	11,549,941	3,898	(12)
COP/USD	CIT	12/20/17	COP	2,069,196	700	2
EUR/USD	CIT	12/20/17	EUR	16,528	19,620	(213)
EUR/USD	CIT	12/20/17	EUR	1,524	1,809	2
GBP/USD	CIT	12/20/17	GBP	23,096	31,025	(149)
GBP/USD	CIT	12/20/17	GBP	19,225	25,824	484
HKD/USD	CIT	12/20/17	HKD	1,852	237	—
HUF/USD	CIT	12/20/17	HUF	3,112,776	11,850	(390)
IDR/USD	CIT	12/20/17	IDR	83,588,612	6,163	(34)
IDR/USD	CIT	12/20/17	IDR	63,043	4	—
ILS/USD	CIT	12/20/17	ILS	4,447	1,263	(7)
ILS/USD	CIT	12/20/17	ILS	14,516	4,117	44
INR/USD	CIT	12/20/17	INR	998,229	15,142	(303)
JPY/USD	CIT	12/20/17	JPY	3,236,349	28,877	(507)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
KRW/USD	CIT	12/20/17	KRW	18,626,382	16,279	(199)
MXN/USD	CIT	12/20/17	MXN	230,776	12,514	(284)
NOK/USD	CIT	12/20/17	NOK	450,448	56,661	(1,195)
NZD/USD	CIT	12/20/17	NZD	33,836	24,403	(174)
NZD/USD	CIT	12/20/17	NZD	123	89	—
PHP/USD	CIT	12/20/17	PHP	20,379	399	(1)
PHP/USD	CIT	12/20/17	PHP	231,519	4,538	23
PLN/USD	CIT	12/20/17	PLN	69,764	19,123	(417)
PLN/USD	CIT	12/20/17	PLN	10	3	—
SEK/USD	CIT	12/20/17	SEK	511,527	63,101	(721)
SGD/USD	CIT	12/20/17	SGD	13,583	10,022	(31)
SGD/USD	CIT	12/20/17	SGD	3,879	2,862	7
TRY/USD	CIT	12/20/17	TRY	53,741	14,738	(371)
TWD/USD	CIT	12/20/17	TWD	267,778	8,867	(84)
TWD/USD	CIT	12/20/17	TWD	2,365	79	—
USD/AUD	CIT	10/03/17	AUD	(957)	(751)	(2)
USD/AUD	CIT	12/20/17	AUD	(957)	(750)	(2)
USD/AUD	CIT	12/20/17	AUD	(65,449)	(51,287)	656
USD/BRL	CIT	12/20/17	BRL	(262)	(82)	(1)
USD/BRL	CIT	12/20/17	BRL	(7,461)	(2,332)	11
USD/CAD	CIT	12/20/17	CAD	(3,427)	(2,747)	(8)
USD/CAD	CIT	12/20/17	CAD	(22,228)	(17,823)	235
USD/CHF	CIT	12/20/17	CHF	(41)	(42)	—
USD/CLP	CIT	12/20/17	CLP	(1,228,441)	(1,915)	28
USD/COP	CIT	12/20/17	COP	(134,337)	(45)	(1)
USD/COP	CIT	12/20/17	COP	(2,300,620)	(778)	2
USD/EUR	CIT	12/20/17	EUR	(750)	(890)	(2)
USD/EUR	CIT	12/20/17	EUR	(16,749)	(19,884)	208
USD/GBP	CIT	12/20/17	GBP	(15,983)	(21,470)	(759)
USD/HKD	CIT	12/20/17	HKD	(1,451)	(186)	—
USD/HUF	CIT	12/20/17	HUF	(772,413)	(2,940)	(5)
USD/HUF	CIT	12/20/17	HUF	(2,498,706)	(9,510)	236
USD/IDR	CIT	12/20/17	IDR	(20,390,360)	(1,503)	7
USD/ILS	CIT	12/20/17	ILS	(3,436)	(975)	(18)
USD/ILS	CIT	12/20/17	ILS	(3,650)	(1,036)	2
USD/INR	CIT	12/20/17	INR	(69,847)	(1,060)	(7)
USD/INR	CIT	12/20/17	INR	(578,648)	(8,777)	119
USD/JPY	CIT	12/20/17	JPY	(47,068)	(420)	(2)
USD/JPY	CIT	12/20/17	JPY	(14,024,897)	(125,135)	3,419
USD/KRW	CIT	12/20/17	KRW	(1,053,666)	(921)	(1)
USD/KRW	CIT	12/20/17	KRW	(5,515,342)	(4,819)	39
USD/MXN	CIT	12/20/17	MXN	(230,775)	(12,513)	224
USD/NOK	CIT	12/20/17	NOK	(236,218)	(29,715)	434
USD/NZD	CIT	12/20/17	NZD	(14,948)	(10,781)	(46)
USD/NZD	CIT	12/20/17	NZD	(19,875)	(14,334)	65
USD/PHP	CIT	12/20/17	PHP	(439,747)	(8,621)	(115)
USD/PHP	CIT	12/20/17	PHP	(2,062)	(40)	—
USD/PLN	CIT	12/20/17	PLN	(13,416)	(3,677)	(14)
USD/PLN	CIT	12/20/17	PLN	(17,369)	(4,761)	30
USD/SEK	CIT	12/20/17	SEK	(8,073)	(996)	(3)
USD/SEK	CIT	12/20/17	SEK	(198,021)	(24,426)	254
USD/SGD	CIT	12/20/17	SGD	(188)	(139)	(1)
USD/SGD	CIT	12/20/17	SGD	(3,771)	(2,783)	12
USD/TRY	CIT	12/20/17	TRY	(4,140)	(1,135)	(5)
USD/TRY	CIT	12/20/17	TRY	(97,049)	(26,617)	481
USD/TWD	CIT	12/20/17	TWD	(61,354)	(2,031)	4
USD/ZAR	CIT	12/20/17	ZAR	(171,387)	(12,499)	238
ZAR/USD	CIT	12/20/17	ZAR	197,673	14,416	(449)
					$123,226	$(441)

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†		Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
FUTURES
Swiss Market Index Future, Expiration December 2017, pays at expiration date	BOA	N/A	12/15/17	CHF	1,891	$27
Soybean Future, Expiration November 2017, pays at expiration date	CGM	N/A	10/27/17		1,997	(12)
Soybean Meal Future, Expiration December 2017, pays at expiration date	CGM	N/A	11/24/17		219	2
Soybean Oil Future, Expiration December 2017, pays at expiration date	CGM	N/A	11/24/17		443	(29)
FTSE China A50 Future, Expiration October 2017, pays at expiration date	MLP	N/A	10/30/17		2,879	2
Hang Seng China Enterprises Index Future, Expiration October 2017, pays at expiration date	MLP	N/A	10/30/17	HKD	43,840	(28)
Hang Seng Index Future, Expiration October 2017, pays at expiration date	MLP	N/A	10/30/17	HKD	5,512	(1)
Live Cattle Future, Expiration December 2017, pays at expiration date	MLP	N/A	12/01/17		2,333	64
MSCI Taiwan Index Future, Expiration October 2017, pays at expiration date	MLP	N/A	10/30/17		7,032	(30)
Bovespa Index Future, Expiration October 2017, pays at expiration date	MSC	N/A	10/18/17	BRL	1,074	14
Hang Seng Index Future, Expiration October 2017, pays at expiration date	MSC	N/A	10/30/17	HKD	72,942	(3)
Hang Seng Index Future, Expiration October 2017, pays at expiration date	MSC	N/A	10/30/17	HKD	17,011	(14)
KOSPI 200 Future, Expiration December 2017, pays at expiration date	MSC	N/A	12/14/17	KRW	18,144,575	313
MSCI Taiwan Index Future, Expiration October 2017, pays at expiration date	MSC	N/A	10/30/17		1,840	6
SGX Nifty 50 Index Future, Expiration October 2017, pays at expiration date	MSC	N/A	10/26/17		3,107	(29)
Swiss Market Index Future, Expiration December 2017, pays at expiration date	MSC	N/A	12/15/17	CHF	6,761	90
						$372

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Total return swap agreements - paying return
FUTURES
Cocoa Future, Expiration December 2017, pays at expiration date	CGM	N/A	11/03/17	(247)	$(18)
Coffee 'C' Future, Expiration December 2017, pays at expiration date	CGM	N/A	11/10/17	(144)	—
Corn Future, Expiration December 2017, pays at expiration date	CGM	N/A	11/24/17	(4,084)	17
Cotton No. 2 Future, Expiration December 2017, pays at expiration date	CGM	N/A	11/10/17	(34)	—
Wheat Future, Expiration December 2017, pays at expiration date	CGM	N/A	11/24/17	(2,962)	(108)
Coffee 'C' Future, Expiration December 2017, pays at expiration date	MLP	N/A	11/10/17	(1,743)	63
KCBT Wheat Future, Expiration December 2017, pays at expiration date	MLP	N/A	11/24/17	(24)	2
					$(44)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/BlackRock Global Allocation Fund (a)
COMMON STOCKS 54.6%
Consumer Discretionary 8.4%
Adidas AG	—	$16
Aisin Seiki Co. Ltd.	90	4,725
Alpine Electronics Inc.	27	494
Amazon.com Inc. (b) (c)	35	33,593
Berkeley Group Holdings Plc	107	5,323
Bridgestone Corp.	327	14,835
Brilliance China Automotive Holdings Ltd.	1,346	3,597
Canon Marketing Japan Inc.	34	806
Carnival Plc	2	106
Charter Communications Inc. - Class A (b)	31	11,254
Cheng Shin Rubber Industry Co. Ltd.	1,098	2,199
Chongqing Changan Automobile Co. Ltd. - Class B	4	5
Comcast Corp. - Class A	757	29,141
Compagnie Generale des Etablissements Michelin	40	5,907
Compass Group Plc	—	3
Coway Co. Ltd.	14	1,173
Denso Corp.	214	10,836
DISH Network Corp. - Class A (b)	82	4,456
Dongfeng Motor Group Co. Ltd. - Class H	18	24
Exedy Corp.	24	722
Expedia Inc.	21	2,976
Ford Motor Co.	2	24
Galaxy Entertainment Group Ltd.	1	7
Genting Singapore Plc	73	63
Goodyear Tire & Rubber Co.	7	233
Hero Motocorp Ltd.	25	1,464
Home Depot Inc.	55	8,961
Hyundai Mobis	—	2
i-Cable Communications Ltd. (b)	145	5
Jawbone Health Hub Inc. (b) (d) (e) (f)	98	267
Koito Manufacturing Co. Ltd.	48	3,043
Las Vegas Sands Corp.	2	118
Lear Corp.	3	526
Liberty Broadband Corp. - Class A (b)	25	2,368
Liberty Broadband Corp. - Class C (b)	61	5,852
Liberty Global Plc - Class A (b)	59	2,009
Liberty Global Plc - Class C (b)	—	8
Liberty SiriusXM Group - Class A (b)	93	3,893
Liberty SiriusXM Group - Class C (b)	152	6,353
Lowe's Cos. Inc.	249	19,871
Luxottica Group SpA	100	5,616
LVMH Moet Hennessy Louis Vuitton SE	—	33
Magna International Inc.	2	81
Maruti Suzuki India Ltd.	42	5,132
Mazda Motor Corp.	1	21
McDonald's Corp.	6	968
Michael Kors Holdings Ltd. (b)	240	11,498
Mohawk Industries Inc. (b)	29	7,291
Nippon Television Holdings Inc.	90	1,585
NOS SGPS	521	3,228
O'Reilly Automotive Inc. (b)	60	12,944
Priceline Group Inc. (b)	1	2,722
PVH Corp.	2	291
RAI Way SpA (g)	813	4,396
Rakuten Inc.	1	11
Ralph Lauren Corp. - Class A	60	5,338
Reed Elsevier NV	2	39
Royal Caribbean Cruises Ltd.	3	365
Shimamura Co. Ltd.	7	852
SKY Perfect JSAT Holdings Inc. (g)	83	372
Sodexo SA	49	6,092
Sony Corp.	3	97
Stanley Electric Co. Ltd.	44	1,517
Starbucks Corp.	87	4,651
Subaru Corp. NPV	177	6,396
Sumitomo Electric Industries Ltd.	293	4,808
Suzuki Motor Corp.	359	18,862
Target Corp.	167	9,857
Tata Motors Ltd. (b)	—	3
Tata Motors Ltd. - Class A (b)	7	23
Toho Co. Ltd.	31	1,064
	Shares/Par†	Value
Toyota Industries Corp.	242	13,910
TripAdvisor Inc. (b)	148	5,991
TV Asahi Holdings Corp.	66	1,308
Vipshop Holdings Ltd. - ADR (b)	—	3
Vivendi SA	—	11
Williams-Sonoma Inc. (g)	113	5,616
Wyndham Worldwide Corp.	6	673
Wynn Resorts Ltd.	4	581
Yum China Holdings Inc. (b)	1	30
		331,534
Consumer Staples 3.0%
Ajinomoto Co. Inc.	299	5,844
Altria Group Inc.	1	79
Anheuser-Busch InBev NV	137	16,434
Archer-Daniels-Midland Co.	1	54
Asahi Breweries Ltd.	25	1,001
Associated British Foods Plc	1	37
Campbell Soup Co.	1	36
Coca-Cola Co.	1	51
Colgate-Palmolive Co.	19	1,371
ConAgra Brands Inc.	4	147
Constellation Brands Inc. - Class A	3	691
Costco Wholesale Corp.	—	2
CVS Health Corp.	130	10,599
Danone SA	374	29,361
Diageo Plc	—	14
Edgewell Personal Care Co. (b)	186	13,534
Fomento Economico Mexicano SAB de CV	1	8
Hindustan Unilever Ltd.	2	35
Imperial Brands Plc	2	69
Japan Tobacco Inc.	—	7
JBS SA	12	33
Jeronimo Martins SGPS SA	27	541
Kao Corp.	1	35
Kimberly-Clark Corp.	1	67
Koninklijke Ahold NV	2	43
Kroger Co.	1	27
KT&G Corp.	49	4,525
L'Oreal SA	—	29
Mondelez International Inc. - Class A	35	1,431
Nestle SA	308	25,867
PepsiCo Inc.	15	1,633
Philip Morris International Inc.	2	186
Procter & Gamble Co.	1	105
Reckitt Benckiser Group Plc	—	39
Seven & I Holdings Co. Ltd.	13	503
Tiger Brands Ltd.	1	26
Tyson Foods Inc. - Class A	5	363
Unicharm Corp.	2	39
Unilever NV - CVA	16	926
Uni-President Enterprises Corp.	818	1,717
Walgreens Boots Alliance Inc.	—	8
Wal-Mart Stores Inc.	1	109
Want Want China Holdings Ltd.	1,200	844
WH Group Ltd.	64	68
Wilmar International Ltd.	10	23
Woolworths Ltd.	2	38
		118,599
Energy 4.2%
Anadarko Petroleum Corp.	308	15,057
Baker Hughes a GE Co. - Class A	—	16
BP Plc - ADR	319	12,255
BP Plc	513	3,279
Chevron Corp.	3	315
CNOOC Ltd.	63	82
Coal India Ltd.	310	1,290
ConocoPhillips Co.	—	13
Devon Energy Corp.	1	26
EnCana Corp.	1,191	14,034
EQT Corp.	106	6,916
Exxon Mobil Corp.	3	258
Formosa Petrochemical Corp.	220	760
Halliburton Co.	2	74
Helmerich & Payne Inc. (g)	6	299

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Hindustan Petroleum Corp. Ltd.	2	15
Indian Oil Corp. Ltd.	2	12
Kinder Morgan Inc.	1	21
Marathon Oil Corp.	640	8,684
Marathon Petroleum Corp.	350	19,642
Oil & Natural Gas Corp. Ltd.	359	943
ONEOK Inc.	1	38
Phillips 66	6	518
Pioneer Natural Resources Co. (h)	32	4,789
Reliance Industries Ltd.	1,228	14,722
Royal Dutch Shell Plc - Class A	366	11,067
Royal Dutch Shell Plc - Class A	1	20
Royal Dutch Shell Plc - Class A - ADR	274	16,596
Royal Dutch Shell Plc - Class B	4	122
Schlumberger Ltd.	89	6,190
SK Innovation Co. Ltd.	—	69
Statoil ASA	2	32
TechnipFMC Plc (b)	2	47
Thai Oil PCL	282	783
Thai Oil PCL	28	79
Total SA	163	8,768
Total SA - ADR	6	336
Tupras Turkiye Petrol Rafinerileri A/S	—	13
Valero Energy Corp.	13	1,012
Williams Cos. Inc.	559	16,762
		165,954
Financials 7.4%
ABN AMRO Group NV - CVA	224	6,715
AIA Group Ltd.	1	6
Allianz SE	—	92
Allstate Corp. (c)	101	9,303
American International Group Inc.	6	390
Ameriprise Financial Inc.	3	476
Aviva Plc	3	18
AXA SA	316	9,580
Axis Capital Holdings Ltd.	8	441
Banco do Brasil SA	3	38
Banco Santander Brasil SA	1	12
Bank of America Corp.	1,282	32,495
Bank of Communications Co. Ltd. - Class H	20	15
Bank of New York Mellon Corp.	7	361
Bank of Nova Scotia	1	92
Barclays Africa Group Ltd.	2	25
Barclays Plc	19	49
Berkshire Hathaway Inc. - Class B (b)	86	15,841
BNP Paribas SA	—	39
CaixaBank SA	1	3
Canadian Imperial Bank of Commerce	—	9
Capital One Financial Corp.	5	459
Cathay Financial Holding Co. Ltd.	726	1,156
Charles Schwab Corp.	173	7,582
Chubb Ltd.	68	9,737
Citigroup Inc.	267	19,392
Dai-Ichi Life Holdings Inc.	—	7
Danske Bank A/S	3	120
Discover Financial Services	7	442
DNB Bank ASA	1	23
Fifth Third Bancorp	10	270
FirstRand Ltd.	4	16
Fubon Financial Holding Co. Ltd.	756	1,182
Goldman Sachs Group Inc.	45	10,664
Hartford Financial Services Group Inc.	22	1,216
HSBC Holdings Plc	2,084	20,599
ING Groep NV	723	13,375
JPMorgan Chase & Co.	173	16,477
Kotak Mahindra Bank Ltd.	413	6,354
Legal & General Group Plc	16	56
Lloyds Banking Group Plc	136	124
Macquarie Group Ltd.	—	7
Marsh & McLennan Cos. Inc.	99	8,292
MetLife Inc.	196	10,174
Mitsubishi UFJ Financial Group Inc.	8	49
Moody's Corp.	1	100
Morgan Stanley	459	22,094
	Shares/Par†	Value
MS&AD Insurance Group Holdings	—	3
National Australia Bank Ltd.	2	41
Nordea Bank AB	3	39
Northern Trust Corp.	—	43
ORIX Corp.	1	13
Prudential Financial Inc.	6	623
Reinsurance Group of America Inc.	4	621
Resona Holdings Inc.	8	43
RMB Holdings Ltd.	7	32
S&P Global Inc.	—	12
Skandinaviska Enskilda Banken AB - Class A	3	38
Societe Generale SA	—	24
State Bank of India	768	2,999
State Street Corp.	1	139
Sumitomo Mitsui Financial Group Inc.	352	13,547
SunTrust Banks Inc.	100	5,949
Svenska Handelsbanken AB - Class A	438	6,611
Swiss Re AG	—	26
T&D Holdings Inc.	1	7
Taiwan Cooperative Financial Holding	5	3
Thomson Reuters Corp.	2	80
Tokio Marine Holdings Inc.	187	7,332
Toronto-Dominion Bank	1	40
Travelers Cos. Inc.	12	1,434
Turkiye Garanti Bankasi A/S	10	27
Turkiye Halk Bankasi A/S	5	16
UBS Group AG	1,105	18,923
Unum Group	85	4,331
Wells Fargo & Co.	1	57
Yes Bank Ltd.	468	2,519
Zurich Insurance Group AG	—	136
		291,675
Health Care 6.2%
AbbVie Inc.	8	707
Acadia HealthCare Co. Inc. (b) (g)	171	8,146
Aetna Inc. (c)	128	20,277
Agilent Technologies Inc.	—	20
Alfresa Holdings Corp.	40	729
Amgen Inc.	5	1,010
Anthem Inc.	53	10,135
Astellas Pharma Inc.	461	5,870
Baxter International Inc.	31	1,921
Bayer AG	178	24,248
Biogen Inc. (b)	6	1,813
Bristol-Myers Squibb Co.	—	6
Brookdale Senior Living Inc. (b)	167	1,766
Cardinal Health Inc.	4	255
Celgene Corp. (b)	—	72
Cooper Cos. Inc.	1	142
CSL Ltd.	—	13
Edwards Lifesciences Corp. (b)	1	112
Express Scripts Holding Co. (b)	3	220
Fresenius Medical Care AG & Co. KGaA	—	42
Gilead Sciences Inc.	263	21,312
GlaxoSmithKline Plc	1,068	21,297
GW Pharmaceuticals Plc - ADS (b) (g)	23	2,379
HCA Healthcare Inc. (b)	196	15,635
Hoya Corp.	124	6,691
Humana Inc.	—	11
Johnson & Johnson	12	1,624
McKesson Corp.	3	417
Medipal Holdings Corp.	46	792
Medtronic Plc	15	1,155
Merck & Co. Inc.	1	39
NMC Health Plc	343	12,666
Novartis AG	15	1,280
Novo Nordisk A/S - Class B	—	19
Olympus Corp.	1	34
Otsuka Holdings Co. Ltd.	27	1,078
Perrigo Co. Plc	111	9,432
Pfizer Inc.	730	26,052
Roche Holding AG	1	147
Sanofi SA	124	12,374
Shionogi & Co. Ltd.	2	126

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Siloam International Hospitals Tbk PT (b)	4,580	3,408
Spire Healthcare Group Plc	893	2,694
Stryker Corp.	2	289
Suzuken Co. Ltd.	20	719
Tenet Healthcare Corp. (b) (g)	383	6,299
TESARO Inc. (b)	24	3,089
Thermo Fisher Scientific Inc.	7	1,336
UCB SA	—	7
UnitedHealth Group Inc.	9	1,859
Zimmer Biomet Holdings Inc.	122	14,334
		246,098
Industrials 7.2%
3M Co.	2	476
A P Moller - Maersk A/S - Class A	—	63
A P Moller - Maersk A/S - Class B	—	70
ABB Ltd.	5	113
Abertis Infraestructuras SA - Class A	2	34
Aena SA	1	153
Asahi Glass Co. Ltd.	1	37
Atlantia SpA	1	46
Azul SA - ADR (b)	331	9,077
BAE Systems Plc	706	5,984
Beijing Enterprises Holdings Ltd.	1	3
Boeing Co.	4	896
Canadian National Railway Co.	1	66
Canadian Pacific Railway Ltd.	—	34
Caterpillar Inc.	—	56
Cie de Saint-Gobain	105	6,273
ComfortDelgro Corp. Ltd.	811	1,245
COMSYS Holdings Corp.	41	969
Cummins Inc.	2	324
Daikin Industries Ltd.	45	4,604
Dassault Aviation SA	4	7,006
Deere & Co.	—	60
Delta Air Lines Inc.	7	318
Deutsche Post AG	2	79
Doosan Bobcat Inc.	194	6,206
East Japan Railway Co.	198	18,257
Eaton Corp. Plc	1	97
Experian Plc	—	5
Fortune Brands Home & Security Inc.	127	8,516
GEA Group AG	99	4,505
General Dynamics Corp.	3	613
General Electric Co.	856	20,694
Hino Motors Ltd.	70	862
Illinois Tool Works Inc.	3	511
Ingersoll-Rand Plc	—	40
ITOCHU Corp.	1	10
Japan Airlines Co. Ltd.	393	13,301
Jardine Matheson Holdings Ltd.	20	1,248
Kamigumi Co. Ltd.	36	834
Kansas City Southern	134	14,575
Kinden Corp.	120	1,936
Kintetsu Corp.	1	26
KOC Holding A/S	3	16
Komatsu Ltd.	270	7,656
Koninklijke Philips Electronics NV	612	25,306
Kubota Corp.	283	5,137
Kurita Water Industries Ltd.	29	824
Kyudenko Corp.	20	761
Kyushu Railway Co.	93	2,771
Mabuchi Motor Co. Ltd.	29	1,432
Maeda Road Construction Co. Ltd.	49	1,054
Manpower Inc.	3	329
Marubeni Corp.	7	49
Masco Corp.	218	8,513
Meggitt Plc	695	4,850
Mitsubishi Electric Corp.	897	14,020
Nippo Corp.	46	983
Norfolk Southern Corp.	—	15
Northrop Grumman Systems Corp.	3	731
Okumura Corp.	54	2,074
PACCAR Inc.	—	8
Randstad Holding NV	80	4,953
	Shares/Par†	Value
Raytheon Co.	3	540
Republic Services Inc.	—	14
Rockwell Automation Inc.	3	470
Safran SA	131	13,389
Seino Holdings Corp.	51	716
SGS SA	—	17
SHO-BOND Holdings Co. Ltd.	9	507
Siemens AG	36	5,046
SKF AB - Class B	755	16,485
Smiths Group Plc	284	5,995
Toda Corp.	286	2,228
Toshiba Corp. (b)	12	34
Union Pacific Corp.	1	95
United Continental Holdings Inc. (b)	234	14,233
United Rentals Inc. (b)	4	579
United Technologies Corp.	1	123
Vinci SA	62	5,871
Volvo AB - Class B	4	70
WABCO Holdings Inc. (b)	3	477
Waste Management Inc.	1	95
West Japan Railway Co.	67	4,656
		283,344
Information Technology 8.6%
Accenture Plc - Class A	5	710
Adobe Systems Inc. (b)	6	879
Alibaba Group Holding Ltd. - ADS (b)	47	8,139
Alliance Data Systems Corp.	1	323
Alphabet Inc. - Class A (b)	—	291
Alphabet Inc. - Class C (b)	40	37,945
Amdocs Ltd.	10	664
Apple Inc.	262	40,404
Applied Materials Inc.	3	172
Automatic Data Processing Inc.	—	23
CA Inc.	3	95
Catcher Technology Co. Ltd.	1	9
Check Point Software Technologies Ltd. (b)	—	16
Chimei Innolux Corp.	61	29
Cisco Systems Inc.	—	9
Cloudera Inc. (b)	300	4,986
CommScope Holding Co. Inc. (b)	337	11,175
Corning Inc.	2	63
Dell Technologies Inc. - Class V (b)	—	17
DXC Technology Co.	—	3
eBay Inc. (b)	3	117
Ei Towers SpA	118	6,980
Electronic Arts Inc. (b)	55	6,534
Facebook Inc. - Class A (b)	148	25,248
Fujitsu Ltd.	13	97
Global Payments Inc.	59	5,638
Hewlett Packard Enterprise Co.	3	40
Hitachi Ltd.	20	141
Hon Hai Precision Industry Co. Ltd.	404	1,402
HP Inc.	9	173
Infosys Ltd.	924	12,780
Intel Corp.	18	691
International Business Machines Corp.	1	191
Intuit Inc.	5	761
Japan Aviation Electronics Industry Ltd.	26	407
Keyence Corp.	3	1,703
KLA-Tencor Corp.	5	566
LG Display Co. Ltd.	2	55
Lookout Inc. (b) (d) (e) (f)	21	19
MasterCard Inc. - Class A	54	7,671
Micron Technology Inc. (b)	2	78
Microsoft Corp.	837	62,316
Motorola Solutions Inc.	1	64
Murata Manufacturing Co. Ltd.	63	9,308
NEC Electronics Corp. (b)	279	3,043
NetEase.com Inc. - ADR	—	82
Nintendo Co. Ltd.	21	7,628
Nokia Oyj	2,057	12,417
Oracle Corp.	3	167
Pegatron Corp.	55	143
Pure Storage Inc. - Class A (b) (g)	436	6,969

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
QUALCOMM Inc.	523	27,125
Rohm Co. Ltd.	112	9,580
Sabre Corp.	57	1,027
Samsung Electronics Co. Ltd.	—	204
SAP SE	1	150
SK Hynix Inc.	—	20
Snap Inc. - Class A (b) (g)	292	4,250
Symantec Corp.	—	8
Taiwan Semiconductor Manufacturing Co. Ltd.	166	1,190
TE Connectivity Ltd.	—	18
Tech Mahindra Ltd.	3	22
Texas Instruments Inc.	1	65
Tokyo Electron Ltd.	1	77
Trend Micro Inc.	14	695
VeriFone Systems Inc. (b)	182	3,688
VeriSign Inc. (b)	6	676
Visa Inc. - Class A	68	7,170
VMware Inc. - Class A (b) (g)	58	6,376
Western Digital Corp.	4	330
		342,052
Materials 3.4%
Agrium Inc. (g)	—	42
Air Products & Chemicals Inc.	147	22,183
Akzo Nobel NV	—	14
AngloGold Ashanti Ltd.	—	2
ArcelorMittal (b)	1	14
Asahi Kasei Corp.	503	6,203
Axalta Coating Systems Ltd. (b)	415	12,007
Barrick Gold Corp.	2	33
BASF SE	1	74
BHP Billiton Ltd.	1	21
Cemex SAB de CV - Series A (b) (i)	63	57
Crown Holdings Inc. (b)	7	447
Daicel Corp.	78	934
DowDuPont Inc.	443	30,658
Evonik Industries AG	143	5,103
Formosa Chemicals & Fibre Corp.	308	937
Formosa Plastics Corp.	328	994
Grasim Industries Ltd.	2	31
Hitachi Chemical Co. Ltd.	149	4,093
Honam Petrochemical Corp.	—	8
International Paper Co.	10	589
JFE Holdings Inc.	—	6
Korea Zinc Co. Ltd.	—	3
Kuraray Co. Ltd.	51	954
LG Chem Ltd.	6	1,975
LyondellBasell Industries NV - Class A	1	62
Monsanto Co.	1	121
Nan Ya Plastics Corp.	411	1,014
Nitto Denko Corp.	78	6,482
Packaging Corp. of America	6	745
Platinum Group Metals Ltd. (b) (g)	135	56
Platinum Group Metals Ltd. (b) (g)	709	291
POSCO	5	1,421
PPG Industries Inc.	—	16
Praxair Inc.	—	42
PTT Global Chemical PCL	620	1,436
PTT Global Chemical PCL	62	143
Rio Tinto Ltd.	1	65
Rio Tinto Plc	1	45
Sesa Sterlite Ltd.	5	25
Shin-Etsu Chemical Co. Ltd.	178	15,888
Siam Cement PCL - NVDR	88	1,320
Siam Cement PCL	14	209
Teck Resources Ltd. - Class B	3	67
Tokyo Steel Manufacturing Co. Ltd.	137	1,128
Toray Industries Inc.	542	5,264
Ube Industries Ltd.	138	3,989
Vale SA	1	10
WestRock Co.	108	6,138
Yamato Kogyo Co. Ltd.	21	560
		133,919
Real Estate 1.3%
American Tower Corp.	6	820
	Shares/Par†	Value
AvalonBay Communities Inc.	—	8
CapitaLand Ltd.	2,906	7,686
China Vanke Co. Ltd. - Class H	6	18
Equity Residential Properties Inc.	1	83
Hang Lung Properties Ltd.	293	697
HCP Inc.	3	78
Hongkong Land Holdings Ltd.	8	57
Link REIT	180	1,460
Scentre Group	1	3
Sino Land Co.	538	946
St. Joe Co. (b)	301	5,683
Stockland	20	67
Sun Hung Kai Properties Ltd.	1,075	17,499
Swire Pacific Ltd. - Class A	116	1,123
Swire Properties Ltd.	7	22
Unibail-Rodamco SE	25	6,080
Vonovia SE	140	5,967
Weyerhaeuser Co.	2	53
Wharf Holdings Ltd.	189	1,687
		50,037
Telecommunication Services 2.6%
Advanced Info Service PCL	233	1,335
Advanced Info Service PCL	89	513
AT&T Inc.	1	27
Cellnex Telecom SAU	494	11,320
China Mobile Ltd.	13	132
China Mobile Ltd. - ADR	25	1,249
China Telecom Corp. Ltd. - Class H	24	12
Chunghwa Telecom Co. Ltd.	1,923	6,633
Deutsche Telekom AG	541	10,106
Far EasTone Telecommunications Co. Ltd.	1,060	2,522
HKT Trust	870	1,058
Intouch Holdings PCL	2	3
Intouch Holdings PCL - NVDR	825	1,424
KDDI Corp.	62	1,626
Nippon Telegraph & Telephone Corp.	32	1,453
NTT DoCoMo Inc. (g)	4	85
Orange SA	5	88
Singapore Telecommunications Ltd.	622	1,689
SK Telecom Co. Ltd.	6	1,385
Taiwan Mobile Co. Ltd.	949	3,380
Telecom Italia SpA	364	274
Telecom Italia SpA (b)	11,251	10,570
Telefonica SA	467	5,082
Telstra Corp. Ltd.	1	2
Verizon Communications Inc.	368	18,201
Vodafone Group Plc	6,744	18,899
Vodafone Group Plc - ADR	193	5,490
		104,558
Utilities 2.3%
AGL Energy Ltd.	1	27
CenterPoint Energy Inc.	8	228
Centrica Plc	16	40
CEZ A/S	71	1,431
China Resources Power Holdings Co. Ltd.	46	83
CK Infrastructure Holdings Ltd.	143	1,232
CLP Holdings Ltd.	150	1,534
Dominion Energy Inc.	20	1,571
E.ON SE	5	56
Endesa SA	1	15
Enel SpA	1,637	9,859
Engie SA	1	19
FirstEnergy Corp.	1	32
GAIL India Ltd.	3	22
Gas Natural SDG SA	122	2,706
Innogy SE	512	22,861
National Grid Plc	37	464
NextEra Energy Inc.	127	18,611
NextEra Energy Partners LP	135	5,431
Osaka Gas Co. Ltd.	—	4
PGE SA	11	40
Power Assets Holdings Ltd.	127	1,099
Sempra Energy	67	7,595
Snam Rete Gas SpA	128	619

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
SSE Plc	3	51
Tokyo Gas Co. Ltd.	488	11,973
Vistra Energy Corp.	103	1,924
		89,527
Total Common Stocks (cost $1,830,850)		2,157,297
TRUST PREFERRED 0.2%
Financials 0.2%
Citigroup Capital XIII, 7.68%, (callable at 25 beginning 11/24/17) (j)	133	3,688
GMAC Capital Trust I, 7.10%, (callable at 25 beginning 11/24/17) (j)	148	3,919
Total Trust Preferreds (cost $7,406)		7,607
PREFERRED STOCKS 1.8%
Energy 0.0%
Petroleo Brasileiro SA (b) (i)	7	32
Financials 0.3%
Itau Unibanco Holding SA (i)	3	40
Mandatory Exchangeable Trust, 5.75%, 06/03/19 (i) (k)	58	11,347
Wells Fargo & Co. - Series L, 7.50% (i) (j)	1	1,599
		12,986
Health Care 0.3%
Anthem Inc., 5.25%, 05/01/18 (i)	148	7,726
Grand Rounds Inc. - Series C (b) (d) (e) (f)	639	1,936
		9,662
Information Technology 0.8%
Domo Inc. - Series E (b) (d) (e) (f)	654	6,455
Dropbox Inc. - Series C (b) (d) (e) (f)	408	3,723
Lookout Inc. - Series F (b) (d) (e) (f)	284	2,974
Palantir Technologies Inc. - Series I (b) (d) (e) (f)	512	2,906
Samsung Electronics Co. Ltd.	—	103
Uber Technologies Inc. (b) (d) (e) (f)	303	14,974
		31,135
Materials 0.0%
Vale SA - Class A	3	27
Real Estate 0.2%
Crown Castle International Corp. - Series A, 6.88%, 08/01/20 (g) (i)	5	5,247
Welltower Inc., 6.50% (g) (i) (j)	57	3,584
		8,831
Utilities 0.2%
Dominion Resources Inc. - Series A, 6.75%, 08/15/19 (g) (i)	120	6,109
Total Preferred Stocks (cost $54,566)		68,782
WARRANTS 0.0%
Quintis Ltd. (b) (l)	370	—
TFS Corp. Ltd. (b) (e) (l)	105	—
Total Warrants (cost $0)		—
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Logistics UK 2015 Plc
Series 2015-F-1A, 3.88%, (3M GB LIBOR + 3.60%), 08/20/18, GBP (e) (f) (m)	2,100	2,797
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,221)		2,797
CORPORATE BONDS AND NOTES 6.1%
Consumer Discretionary 0.2%
Cablevision Systems Corp.
5.88%, 09/15/22	524	543
CCO Holdings LLC
5.13%, 05/01/27 (k)	2,410	2,442
Hilton Worldwide Finance LLC
4.63%, 04/01/25	1,939	1,998
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (j) (k)	2,238	2,383
Unitymedia Hessen GmbH & Co. KG
5.50%, 01/15/23 (k)	720	745
		8,111
Consumer Staples 0.2%
Celestial Nutrifoods Ltd.
0.00%, 06/12/11, SGD (b) (d) (e) (i) (n)	400	—
	Shares/Par†	Value
China Milk Products Group Ltd.
0.00%, 01/05/12 (b) (d) (e) (i) (n)	100	—
Danone SA
2.59%, 11/02/23 (k)	3,120	3,061
Edgewell Personal Care Co.
4.70%, 05/19/21 - 05/24/22	3,178	3,404
REI Agro Ltd.
0.00%, 11/13/14 (b) (e) (f) (i) (n)	813	3
		6,468
Energy 0.2%
Cobalt International Energy Inc.
2.63%, 12/01/19 (i)	4,392	1,010
3.13%, 05/15/24 (i)	5,391	1,024
Petroleos Mexicanos
4.97%, (3M US LIBOR + 3.65%), 03/11/22 (k) (m)	3,093	3,365
4.63%, 09/21/23	3,310	3,419
		8,818
Financials 2.8%
Ally Financial Inc.
3.50%, 01/27/19	1,906	1,925
American Express Co.
4.90%, (callable at 100 beginning 03/15/20) (g) (j)	1,879	1,912
American Express Credit Corp.
2.70%, 03/03/22	5,825	5,897
Bank of America Corp.
3.30%, 01/11/23	3,194	3,271
4.00%, 01/22/25	1,519	1,572
Bayer Capital Corp. BV
5.63%, 11/22/19, EUR (i) (k)	5,800	8,367
Berkshire Hathaway Inc.
2.75%, 03/15/23	2,090	2,121
BNP Paribas SA
2.40%, 12/12/18	4,437	4,470
CapitaLand Ltd.
1.95%, 10/17/23, SGD (i) (k)	3,000	2,284
Citigroup Inc.
5.87%, (callable at 100 beginning 03/27/20) (g) (j)	3,527	3,681
2.70%, 03/30/21	2,925	2,950
2.90%, 12/08/21	1,369	1,386
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.95%, 11/09/22	873	915
Dana Gas Sukuk Ltd.
0.00%, 10/31/17 (b) (i) (k) (n)	4,947	4,057
Ford Motor Credit Co. LLC
5.00%, 05/15/18	2,362	2,408
2.55%, 10/05/18	863	869
2.26%, 03/28/19	1,195	1,199
GE Capital International Funding Co.
2.34%, 11/15/20	1,171	1,181
General Electric Capital Corp.
5.55%, 05/04/20	371	405
6.37%, (3M US LIBOR + 2.29%), 11/15/67 (m)	1,790	1,792
General Motors Financial Co. Inc.
3.45%, 04/10/22	1,202	1,225
Goldman Sachs Group Inc.
5.38%, (callable at 100 beginning 05/10/20) (j)	3,027	3,148
2.60%, 12/27/20	9,451	9,538
HSBC Holdings Plc
6.37%, (callable at 100 beginning 09/17/24) (i) (j)	5,500	5,857
ING Groep NV
6.00%, (callable at 100 beginning 04/16/20) (g) (i) (j)	1,440	1,481
Intesa Sanpaolo SpA
3.88%, 01/15/19	3,709	3,786
JPMorgan Chase & Co.
2.30%, 08/15/21	4,054	4,047
4.35%, 08/15/21	1,234	1,320
2.30%, (3M US LIBOR + 1.00%), 01/15/23 (g) (m)	3,318	3,355
Lloyds Bank Plc
13.00%, (callable at 126 beginning 01/22/29), GBP (j)	2,746	6,938

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (j)	2,152	2,217
Petrobras Global Finance BV
6.13%, 01/17/22	2,709	2,911
7.38%, 01/17/27	3,155	3,476
Prudential Financial Inc.
5.87%, (3M US LIBOR + 4.18%), 09/15/42 (m)	1,670	1,844
5.63%, (3M US LIBOR + 3.92%), 06/15/43 (m)	1,106	1,202
Santander Holdings USA Inc.
3.70%, 03/28/22 (k)	800	817
Synchrony Financial
3.75%, 08/15/21	793	816
UBS Group AG
4.13%, 09/24/25 (k)	1,805	1,899
USB Capital IX
3.50%, (3M US LIBOR + 1.02%), (callable at 100 beginning 11/13/17) (j) (m)	759	700
Volkswagen Group of America Finance LLC
2.45%, 11/20/19 (f)	1,313	1,320
		110,559
Health Care 0.6%
AbbVie Inc.
2.50%, 05/14/20	3,200	3,238
2.30%, 05/14/21	2,591	2,587
Actavis Funding SCS
3.45%, 03/15/22	2,759	2,859
Becton Dickinson & Co.
3.13%, 11/08/21	2,808	2,861
2.89%, 06/06/22	2,295	2,300
3.36%, 06/06/24	1,265	1,277
Bio City Development Co. BV
0.00%, 07/06/18 (b) (d) (e) (f) (i) (n)	600	172
Forest Laboratories Inc.
5.00%, 12/15/21 (k)	1,349	1,481
Medtronic Inc.
3.15%, 03/15/22	3,324	3,436
Mylan Inc.
2.55%, 03/28/19	2,050	2,059
		22,270
Industrials 0.1%
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (j)	2,981	3,153
Inversiones Alsacia SA
0.00%, 12/31/18 (b) (e) (f) (n)	2,335	59
Odebrecht Finance Ltd.
4.38%, 04/25/25 (k)	1,845	708
		3,920
Information Technology 0.6%
Activision Blizzard Inc.
2.30%, 09/15/21	775	770
AliphCom Inc.
0.00%, 04/01/20 (d) (e) (f) (i) (o)	13,943	413
Apple Inc.
3.35%, 02/09/27	4,976	5,122
3.20%, 05/11/27	4,781	4,867
eBay Inc.
3.80%, 03/09/22	1,462	1,531
Oracle Corp.
1.90%, 09/15/21	4,626	4,587
QUALCOMM Inc.
3.00%, 05/20/22	3,485	3,581
2.60%, 01/30/23	2,990	2,993
		23,864
Materials 0.3%
EI du Pont de Nemours & Co.
2.20%, 05/01/20	3,245	3,264
Sherwin-Williams Co.
2.25%, 05/15/20	1,850	1,857
2.75%, 06/01/22	1,070	1,077
TFS Corp. Ltd.
8.75%, 08/01/23 (e) (f) (g)	9,935	7,488
		13,686
	Shares/Par†	Value
Real Estate 0.1%
American Tower Corp.
3.40%, 02/15/19	1,265	1,288
Global Logistic Properties Ltd.
3.88%, 06/04/25	1,105	1,066
Trust F/1401
5.25%, 12/15/24 (g) (k)	1,209	1,288
		3,642
Telecommunication Services 1.0%
AT&T Inc.
3.00%, 06/30/22	5,976	6,034
2.85%, 02/14/23	4,380	4,353
3.40%, 08/14/24	7,110	7,117
Hughes Satellite Systems Corp.
7.63%, 06/15/21	449	508
Intelsat Jackson Holdings SA
7.50%, 04/01/21	2,485	2,358
8.00%, 02/15/24 (g) (k)	817	877
Telecom Italia SpA
5.30%, 05/30/24 (k)	2,543	2,763
Verizon Communications Inc.
3.13%, 03/16/22	14,430	14,781
2.63%, 08/15/26	1,412	1,324
		40,115
Total Corporate Bonds And Notes (cost $262,299)		241,453
SENIOR LOAN INTERESTS 0.4%
Consumer Discretionary 0.1%
Hilton Worldwide Finance LLC
Term Loan B-2, 3.24%, (3M LIBOR + 2.00%), 10/25/23 (m)	4,876	4,896
Neiman Marcus Group Inc.
Term Loan, 4.48%, (1Y LIBOR + 3.25%), 10/25/20 (m)	1,417	1,052
		5,948
Energy 0.2%
Drillships Financing Holding Inc.
Term Loan B-1, 0.00%, 03/31/21 (b) (l) (n)	1,435	1,068
Fieldwood Energy LLC
1st Lien Term Loan, 8.30%, (3M LIBOR + 7.00%), 08/31/20 (m)	486	425
1st Lien Term Loan, 8.42%, (3M LIBOR + 7.13%), 09/24/20 (m)	656	449
2nd Lien Term Loan, 8.42%, (1Y LIBOR + 7.13%), 09/24/20 (m)	1,104	435
Seadrill Partners Finco LLC
Term Loan B, 4.30%, (3M LIBOR + 3.00%), 02/12/21 (m)	5,648	4,116
		6,493
Financials 0.1%
Sheridan Investment Partners II LP
Term Loan A, 4.82%, (3M LIBOR + 3.50%), 12/02/20 (m)	455	385
Term Loan B, 4.82%, (3M LIBOR + 3.50%), 12/02/20 (e) (m)	3,273	2,766
Term Loan M, 4.82%, (3M LIBOR + 3.50%), 12/02/20 (m)	170	144
		3,295
Total Senior Loan Interests (cost $18,931)		15,736
GOVERNMENT AND AGENCY OBLIGATIONS 27.2%
Sovereign 10.8%
Argentina Republic Government International Bond
6.88%, 04/22/21	3,591	3,911
3.88%, 01/15/22, EUR (f)	1,919	2,308
5.63%, 01/26/22 (g)	7,515	7,889
7.50%, 04/22/26	16,905	19,010
6.88%, 01/26/27 (g)	4,856	5,244
Australia Government Bond
5.75%, 05/15/21 - 07/15/22, AUD (f)	76,254	68,502
5.50%, 04/21/23, AUD (f)	20,304	18,417
3.00%, 03/21/47, AUD (f)	12,306	8,558
Brazil Government International Bond
5.00%, 01/27/45	7,299	6,770
5.63%, 02/21/47 (g)	2,774	2,802

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Brazil Notas do Tesouro Nacional
10.00%, 01/01/23 - 01/01/27, BRL	81,295	26,949
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (f) (o)	16,385	18,846
Canada Government Bond
0.50%, 08/01/18, CAD	38,867	30,940
0.75%, 03/01/21, CAD	9,547	7,431
Export-Import Bank of Korea
2.88%, 09/17/18	1,297	1,307
2.63%, 12/30/20	2,372	2,369
Hungary Government International Bond
6.25%, 01/29/20	1,650	1,798
6.38%, 03/29/21	8,192	9,236
Indonesia Government International Bond
6.88%, 01/17/18 (k)	2,136	2,165
4.88%, 05/05/21 (f)	953	1,027
3.70%, 01/08/22 (k)	1,335	1,385
Italy Buoni Poliennali Del Tesoro
1.85%, 05/15/24, EUR	4,995	6,058
Japan Government Bond
0.10%, 03/15/18, JPY	2,056,950	18,300
0.10%, 10/15/18, JPY	2,693,300	23,994
Mexico Bonos
8.50%, 12/13/18, MXN	274,041	15,298
6.50%, 06/10/21, MXN	548,923	29,957
New Zealand Government Bond
6.00%, 05/15/21, NZD	21,637	17,650
Poland Government Bond
3.25%, 07/25/25, PLN	35,672	9,842
2.50%, 07/25/26 - 07/25/27, PLN	154,537	39,417
Poland Government International Bond
5.00%, 03/23/22	1,324	1,465
Saudi Government International Bond
2.38%, 10/26/21 (k)	4,215	4,157
Turkey Government Bond
11.00%, 03/02/22, TRY	47,640	13,438
United Kingdom Gilt Treasury Bond
2.00%, 09/07/25, GBP	508	725
		427,165
Treasury Inflation Indexed Securities 2.1%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/22, BRL (p)	11,122	11,372
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/22 (q)	70,135	70,102
		81,474
U.S. Treasury Securities 14.3%
U.S. Treasury Note
0.75%, 12/31/17	11,000	10,990
1.13%, 07/31/21	8,182	7,980
1.75%, 06/30/22	120,083	119,164
1.88%, 07/31/22	130,309	129,983
1.63%, 08/31/22	133,605	131,726
2.13%, 09/30/24	50,737	50,594
2.38%, 05/15/27	45,157	45,327
2.25%, 08/15/27 (c)	70,673	70,154
		565,918
Total Government And Agency Obligations (cost $1,070,275)		1,074,557
INVESTMENT COMPANIES 3.9%
ETFS Gold Trust (b)	16	1,941
ETFS Physical Palladium Trust (b)	26	2,293
ETFS Platinum Trust (b)	22	1,884
iShares Gold Trust Fund (b) (r)	741	9,116
SPDR Gold Trust ETF (b) (h)	1,140	138,643
Total Investment Companies (cost $157,391)		153,877
	Shares/Par†	Value
SHORT TERM INVESTMENTS 8.1%
Securities Lending Collateral 1.1%
Securities Lending Cash Collateral Fund LLC, 1.02% (r) (s)	43,063	43,063
Treasury Securities 7.0%
U.S. Treasury Bill
0.92%, 10/05/17	3,840	3,839
1.16%, 10/12/17	50,000	49,985
1.07%, 11/02/17 - 11/09/17	24,090	24,068
0.99%, 11/16/17	194,420	194,176
1.01%, 11/24/17	5,000	4,993
		277,061
Total Short Term Investments (cost $320,127)		320,124
Total Investments 102.4% (cost $3,725,066)		4,042,230
Total Securities Sold Short (0.5)% (proceeds $16,702)		(20,439)
Total Purchased Options 0.3% (cost $12,857)		11,865
Other Derivative Instruments 0.0%		1,942
Other Assets and Liabilities, Net (2.2)%		(86,849)
Total Net Assets 100.0%		$3,948,749

(a) Consolidated Schedule of Investments.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(g) All or portion of the security was on loan.

(h) All or a portion of the security is subject to a written call option.

(i) Convertible security.

(j) Perpetual security.

(k) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $55,591 and 1.4%, respectively.

(l) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(n) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(o) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(p) Treasury inflation indexed note, par amount is not adjusted for inflation.

(q) Treasury inflation indexed note, par amount is adjusted for inflation.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (0.5%)
COMMON STOCKS (0.5%)
Financials (0.3%)
Bank of Montreal	(66)	$(4,985)
	Shares/Par†	Value
Royal Bank of Canada	(82)	(6,376)
		(11,361)
Real Estate (0.2%)
ProLogis Inc.	(143)	(9,078)
Total Common Stocks (proceeds $16,702)		(20,439)
Total Securities Sold Short (0.5%) (proceeds $16,702)		$(20,439)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares iBoxx $ High Yield Corporate Bond ETF	3,751	—	3,756	33	130	(125)	—	—
iShares Gold Trust Fund	8,206	—	—	—	—	910	9,116	0.2
	11,957	—	3,756	33	130	785	9,116	0.2

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
AliphCom Inc., 0.00%, 04/01/20	04/28/15	$13,943	$413	—%
Argentina Republic Government International Bond, 3.88%, 01/15/22	12/15/16	2,017	2,308	—
Australia Government Bond, 5.75%, 05/15/21	08/26/10	15,690	15,977	0.4
Australia Government Bond, 5.75%, 07/15/22	04/21/16	52,309	52,525	1.3
Australia Government Bond, 5.50%, 04/21/23	10/05/16	18,753	18,417	0.5
Australia Government Bond, 3.00%, 03/21/47	05/25/17	8,492	8,558	0.2
Bio City Development Co. BV, 0.00%, 07/06/18	08/26/11	708	172	—
Bundesrepublik Deutschland, 0.00%, 08/15/26	10/25/16	17,812	18,846	0.5
Domo Inc. - Series E	03/27/14	5,514	6,455	0.2
Dropbox Inc. - Series C	01/28/14	7,795	3,723	0.1
Grand Rounds Inc. - Series C	04/01/15	1,774	1,936	—
Indonesia Government International Bond, 4.88%, 05/05/21	11/29/16	1,006	1,027	—
Inversiones Alsacia SA, 0.00%, 12/31/18	12/31/14	1,892	59	—
Jawbone Health Hub Inc.	01/31/17	—	267	—
Logistics UK 2015 Plc, Series 2015-F-1A, 3.88%, 08/20/18	08/04/15	3,221	2,797	0.1
Lookout Inc.	03/05/15	237	19	—
Lookout Inc. - Series F	09/22/14	3,242	2,974	0.1
Palantir Technologies Inc. - Series I	03/27/14	3,142	2,906	0.1
REI Agro Ltd., 0.00%, 11/13/14	08/26/12	184	1	—
REI Agro Ltd., 0.00%, 11/13/14	05/13/14	606	2	—
TFS Corp. Ltd., 8.75%, 08/01/23	07/21/16	9,935	7,488	0.2
Uber Technologies Inc.	06/09/14	4,702	14,974	0.4
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19	10/16/15	1,276	1,320	—
		$174,250	$163,164	4.1%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	(280)	December 2017		(19,890)	$(4)	$(1,011)
Euro STOXX 50	(36)	December 2017	EUR	(1,263)	(11)	(29)
FTSE 100 Index	(5)	December 2017	GBP	(368)	(4)	2
NASDAQ 100 E-Mini	45	December 2017		5,406	40	(21)
S&P 500 E-Mini Index	(86)	December 2017		(10,700)	(36)	(119)
SGX Nifty 50 Index	50	October 2017		987	1	(7)
Yen Denominated Nikkei 225	(19)	December 2017	JPY	(182,268)	(2)	(100)
					$(16)	$(1,285)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR, pays quarterly	Receiving	3.03%	04/19/27		63,914	$(10)	$(1,206)
3-Month LIBOR, pays semi-annually	Paying	2.40%	03/07/23		48,038	(70)	680
6-Month Euribor, pays semi-annually	Receiving	0.42%	03/07/23	EUR	42,514	(34)	(149)
6-Month Euribor, pays semi-annually	Receiving	0.37%	08/15/26	EUR	16,402	(24)	631
						$(138)	$(44)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †		Value
Foreign Currency Options
Brazilian Real versus USD	BNP	Call	BRL	3.19	10/27/17		12,243,000	$135
Euro versus USD	BCL	Call		1.19	05/18/18	EUR	48,758,387	1,585
Euro versus USD	UBS	Call		1.22	12/20/17	EUR	24,930,892	172
Euro versus USD	UBS	Call		1.20	03/27/18	EUR	96,058,505	2,109
								$4,001
Index Options
Euro Stoxx 50 Index	CIT	Call	EUR	3,650.00	12/15/17		3,059	$152
Euro Stoxx 50 Index	DUB	Call	EUR	3,426.55	09/21/18		1,006	294
Tokyo Price Index	MSC	Call	JPY	1,700.00	01/12/18		1,241,144	540
								$986
Interest Rate Swaptions
3-Month LIBOR	BOA	Call		2.00%	12/07/17		50,634,182	$84
3-Month LIBOR	GSC	Call		2.03	12/07/17		101,269,101	199
3-Month LIBOR	GSC	Put		2.75	05/02/18		11,525,070	267
6-Month British Bankers' Association Yen LIBOR	DUB	Put		1.07	04/04/18	JPY	489,328,000	—
6-Month Euribor	GSC	Put		0.46	10/03/17	EUR	97,160,094	—
								$550
Options on Securities
Aflac Inc.	GSC	Call		85.00	01/19/18		59,192	$92
BP Plc	UBS	Call		40.00	01/18/19		327,306	540
Chevron Corp.	UBS	Call		125.00	01/18/19		103,786	545
ConocoPhillips Co.	UBS	Call		52.50	01/18/19		110,543	448
ConocoPhillips Co.	UBS	Call		52.50	01/18/19		59,598	241
Exxon Mobil Corp.	UBS	Call		95.00	01/18/19		70,562	75
Franklin Resources Inc.	GSC	Call		45.00	01/19/18		100,150	165
MetLife Inc.	GSC	Call		52.50	01/19/18		69,350	402
Occidental Petroleum Corp.	UBS	Call		75.00	01/18/19		151,640	329
Royal Dutch Shell Plc	UBS	Call		60.00	01/18/19		186,830	689
Schlumberger Ltd.	UBS	Call		90.00	01/18/19		102,138	102
SPDR Gold Shares ETF	JPM	Call		120.00	11/17/17		104,386	307
SPDR Gold Shares ETF	JPM	Call		122.00	10/20/17		84,617	93
SPDR Gold Shares ETF	MSC	Call		120.00	01/19/18		100,176	411
SPDR Gold Shares ETF	MSC	Call		130.00	02/16/18		126,638	147
SPDR Gold Shares ETF	MSC	Call		120.00	12/15/17		99,237	347
Suncor Energy Inc.	UBS	Call		35.00	01/18/19		220,371	722
Synchrony Financial	GSC	Call		35.00	01/19/18		110,928	58
Total SA	UBS	Call		60.00	01/18/19		225,054	253
Travelers Cos. Inc.	GSC	Call		135.00	01/19/18		40,313	20
Wells Fargo & Co.	GSC	Call		55.00	01/19/18		145,683	342
								$6,328

OTC Written Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price		Exercise Price		Expiration	Notional/ Contracts†	Value
Barrier Options
Euro Stoxx 50 Index	DUB	Put	Down-and-In	EUR	2,165.83	EUR	2,586.07	09/21/18	1,006	$(1)
										$(1)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †	Value
Index Options
Tokyo Price Index	MSC	Call	JPY	1,850.00	01/12/18	1,241,144	$(121)
Tokyo Price Index	MSC	Put	JPY	1,550.00	01/12/18	1,241,144	(183)
							$(304)
Interest Rate Swaptions
3-Month LIBOR	BOA	Put		2.40%	12/07/17	50,634,182	$(291)
3-Month LIBOR	GSC	Put		2.28	12/07/17	101,269,101	(1,088)
3-Month LIBOR	GSC	Put		2.81	03/22/18	65,873,961	(353)
3-Month LIBOR	GSC	Put		2.50	05/02/18	52,721,067	(145)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †		Value
6-Month Euribor	GSC	Put	0.76	10/03/17	EUR	97,160,094	—
							$(1,877)
Options on Securities
BP Plc	UBS	Put	25.00	01/18/19		327,306	$(119)
Chevron Corp.	UBS	Put	80.00	01/18/19		103,786	(166)
ConocoPhillips Co.	UBS	Put	35.00	01/18/19		59,598	(62)
ConocoPhillips Co.	UBS	Put	35.00	01/18/19		110,543	(116)
Exxon Mobil Corp.	UBS	Put	60.00	01/18/19		70,562	(82)
Occidental Petroleum Corp.	UBS	Put	45.00	01/18/19		151,640	(207)
Pioneer Natural Resources Co.	UBS	Call	165.00	01/18/19		26,676	(429)
Royal Dutch Shell Plc	UBS	Put	40.00	01/18/19		186,830	(84)
Schlumberger Ltd.	UBS	Put	60.00	01/18/19		102,138	(347)
SPDR Gold Shares ETF	MSC	Call	135.00	01/19/18		100,176	(44)
SPDR Gold Shares ETF	MSC	Put	110.00	01/19/18		100,176	(25)
SPDR Gold Shares ETF	MSC	Put	115.00	02/16/18		126,638	(119)
Suncor Energy Inc.	UBS	Put	25.00	01/18/19		220,371	(159)
Total SA	UBS	Put	40.00	01/18/19		225,054	(214)
							$(2,173)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
EUR/USD	GSC	10/12/17	EUR	8,592	$10,159	$382
EUR/USD	UBS	10/19/17	EUR	8,504	10,059	358
EUR/USD	DUB	11/16/17	EUR	11,568	13,704	(252)
EUR/USD	UBS	12/14/17	EUR	11,488	13,632	(149)
EUR/USD	UBS	12/14/17	EUR	20,596	24,440	122
EUR/USD	BNP	12/15/17	EUR	12,101	14,360	(95)
EUR/USD	UBS	12/15/17	EUR	12,104	14,364	(82)
EUR/PLN	DUB	12/15/17	PLN	(35,106)	(9,622)	100
GBP/USD	JPM	11/16/17	GBP	23,135	31,044	1,094
JPY/USD	CIT	10/26/17	JPY	1,065,535	9,480	(326)
JPY/USD	BCL	12/07/17	JPY	1,113,984	9,931	56
JPY/USD	GSC	12/14/17	JPY	1,337,415	11,928	—
NOK/USD	MSC	10/27/17	NOK	29,809	3,745	(2)
USD/AUD	CIT	10/12/17	AUD	(11,782)	(9,241)	(543)
USD/AUD	GSC	10/12/17	AUD	(11,616)	(9,110)	(541)
USD/AUD	GSC	10/20/17	AUD	(29,537)	(23,164)	253
USD/AUD	DUB	12/15/17	AUD	(4,502)	(3,528)	39
USD/EUR	GSC	10/12/17	EUR	(8,592)	(10,159)	(121)
USD/EUR	UBS	10/23/17	EUR	(1,890)	(2,236)	31
USD/NZD	JPM	10/19/17	NZD	(13,425)	(9,694)	(464)
USD/NZD	UBS	12/07/17	NZD	(12,541)	(9,046)	46
					$81,046	$(94)

OTC Cross-Currency Swap Agreements

Receive Rate[7]	Pay Rate[7]	Counterparty	Expiration	Notional† Received	Notional† Delivered		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Fixed rate of 1.84%	Fixed rate of 0.10%	BOA	03/15/18	7,271	JPY	(818,550)	$—	$(3)
Fixed rate of 1.96%	Fixed rate of 0.10%	BOA	03/15/18	10,921	JPY	(1,238,400)	—	(78)
Fixed rate of 2.01%	Fixed rate of 0.10%	BOA	10/15/18	26,035	JPY	(2,693,300)	—	2,305
							$—	$2,224

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
Airbus Group NV, 5.50%, 09/25/18, pays quarterly	BCL	N/A	1.00%	06/20/22	$1,485	$(50)	$(49)	$(1)
Airbus Group NV, 5.50%, 09/25/18, pays quarterly	BCL	N/A	1.00	06/20/22	2,958	(99)	(92)	(7)
Akzo Nobel NV, 4.00%, 12/17/18, pays quarterly	BCL	N/A	1.00	06/20/22	2,958	(72)	(63)	(9)
Barrick Gold Corp., 5.80%, 11/15/34, pays quarterly	BCL	N/A	1.00	06/20/22	2,501	(42)	(32)	(10)
BASF SE, 1.38%, 01/22/19, pays quarterly	BCL	N/A	1.00	06/20/22	2,958	(105)	(99)	(6)
Bayer AG, 5.63%, 05/23/18, pays quarterly	BCL	N/A	1.00	06/20/22	2,958	(97)	(89)	(8)
BP Capital Markets Plc, 4.20%, 06/15/18, pays quarterly	BCL	N/A	1.00	06/20/22	2,958	(83)	(63)	(20)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caterpillar Inc., 3.90%, 05/27/21, pays quarterly	BCL	N/A	1.00	06/20/22	1,250	(40)	(39)	(1)
Caterpillar Inc., 3.90%, 05/27/21, pays quarterly	BCL	N/A	1.00	06/20/22	2,501	(80)	(75)	(5)
Cie de Saint-Gobain, 4.00%, 10/08/18, pays quarterly	BCL	N/A	1.00	06/20/22	2,958	(84)	(77)	(7)
CSX Corp., 3.70%, 11/01/23, pays quarterly	BCL	N/A	1.00	06/20/22	2,502	(77)	(86)	9
Deere & Co., 4.38%, 10/16/19, pays quarterly	BCL	N/A	1.00	06/20/22	2,501	(84)	(89)	5
Dow Chemical Co., 7.38%, 11/01/29, pays quarterly	BCL	N/A	1.00	06/20/22	2,501	(64)	(60)	(4)
General Electric Co., 6.88%, 01/10/39, pays quarterly	BCL	N/A	1.00	06/20/22	2,501	(76)	(75)	(1)
International Paper Co., 7.50%, 08/15/21, pays quarterly	BCL	N/A	1.00	06/20/22	2,502	(62)	(66)	4
Norfolk Southern Corp., 3.25%, 12/01/21, pays quarterly	BCL	N/A	1.00	06/20/22	2,501	(82)	(90)	8
Shell International Finance BV, 0.07%, 09/15/19, pays quarterly	BCL	N/A	1.00	06/20/22	2,958	(97)	(80)	(17)
Shell International Finance BV, 0.07%, 09/15/19, pays quarterly	BCL	N/A	1.00	06/20/22	1,485	(49)	(44)	(5)
Sherwin-Williams Co., 7.38%, 02/01/27, pays quarterly	BCL	N/A	1.00	06/20/22	1,250	(24)	(25)	1
Southwest Airlines Co., 2.65%, 11/05/20, pays quarterly	BCL	N/A	1.00	06/20/22	2,501	(61)	(75)	14
Statoil ASA, 2.00%, 09/10/20, pays quarterly	BCL	N/A	1.00	06/20/22	2,958	(117)	(101)	(16)
Volkswagen International Finance, 5.38%, 05/22/18, pays quarterly	BCL	N/A	1.00	06/20/22	2,958	(44)	(54)	10
					$54,603	$(1,589)	$(1,523)	$(66)

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†		Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
FUTURES
Euro Stoxx 50 Index Dividend Future, Expiration December 2018, pays at expiration date	BNP	N/A	12/21/18	EUR	973	$155
Euro Stoxx 50 Index Dividend Future, Expiration December 2018, pays at expiration date	BNP	N/A	12/21/18	EUR	881	101
Euro Stoxx 50 Index Dividend Future, Expiration December 2018, pays at expiration date	BNP	N/A	12/21/18	EUR	1,350	148
Euro Stoxx 50 Index Dividend Future, Expiration December 2019, pays at expiration date	BNP	N/A	12/20/19	EUR	583	167
Euro Stoxx 50 Index Dividend Future, Expiration December 2019, pays at expiration date	BNP	N/A	12/20/19	EUR	1,244	346
Euro Stoxx 50 Index Dividend Future, Expiration December 2019, pays at expiration date	BNP	N/A	12/20/19	EUR	1,149	310
Euro Stoxx 50 Index Dividend Future, Expiration December 2019, pays at expiration date	BNP	N/A	12/20/19	EUR	914	233
Euro Stoxx 50 Index Dividend Future, Expiration December 2020, pays at expiration date	BNP	N/A	12/18/20	EUR	626	192
Euro Stoxx 50 Index Dividend Future, Expiration December 2020, pays at expiration date	BNP	N/A	12/18/20	EUR	340	100
Euro Stoxx 50 Index Dividend Future, Expiration December 2020, pays at expiration date	BNP	N/A	12/18/20	EUR	994	158
Euro Stoxx 50 Index Dividend Future, Expiration December 2020, pays at expiration date	BNP	N/A	12/18/20	EUR	250	78
Euro Stoxx 50 Index Dividend Future, Expiration December 2020, pays at expiration date	BNP	N/A	12/18/20	EUR	1,018	302
Euro Stoxx 50 Index Dividend Future, Expiration December 2020, pays at expiration date	BNP	N/A	12/18/20	EUR	337	103
Euro Stoxx 50 Index Dividend Future, Expiration December 2020, pays at expiration date	BNP	N/A	12/18/20	EUR	289	89
Euro Stoxx 50 Index Dividend Future, Expiration December 2021, pays at expiration date	BNP	N/A	12/17/21	EUR	475	74
Euro Stoxx 50 Index Dividend Future, Expiration December 2021, pays at expiration date	BNP	N/A	12/17/21	EUR	502	61
Euro Stoxx 50 Index Dividend Future, Expiration December 2021, pays at expiration date	BNP	N/A	12/17/21	EUR	553	28
Euro Stoxx 50 Index Dividend Future, Expiration December 2022, pays at expiration date	BNP	N/A	12/16/22	EUR	543	18

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†		Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Index Dividend Future, Expiration December 2022, pays at expiration date	BNP	N/A	12/21/22	EUR	534	30
Euro Stoxx 50 Index Dividend Future, Expiration December 2022, pays at expiration date	BNP	N/A	12/16/22	EUR	274	13
Nikkei Dividend Future, Expiration April 2018, pays at expiration date	BNP	N/A	04/02/18	JPY	198,306	219
Nikkei Dividend Future, Expiration April 2018, pays at expiration date	BNP	N/A	04/02/18	JPY	200,250	201
Nikkei Dividend Future, Expiration April 2019, pays at expiration date	BNP	N/A	04/01/19	JPY	105,600	135
Nikkei Dividend Future, Expiration April 2019, pays at expiration date	BNP	N/A	04/01/19	JPY	103,125	157
Nikkei Dividend Future, Expiration April 2019, pays at expiration date	BNP	N/A	04/01/19	JPY	211,978	334
Nikkei Dividend Future, Expiration April 2020, pays at expiration date	BNP	N/A	04/01/20	JPY	173,400	393
Nikkei Dividend Future, Expiration April 2020, pays at expiration date	BNP	N/A	04/01/20	JPY	139,600	277
Nikkei Dividend Future, Expiration April 2020, pays at expiration date	BNP	N/A	04/01/20	JPY	104,880	206
Nikkei Dividend Future, Expiration April 2021, pays at expiration date	BNP	N/A	04/01/21	JPY	34,695	35
Nikkei Dividend Future, Expiration April 2021, pays at expiration date	BNP	N/A	04/01/21	JPY	50,580	9
Nikkei Dividend Future, Expiration April 2021, pays at expiration date	BNP	N/A	04/01/21	JPY	31,040	29
Nikkei Dividend Future, Expiration April 2021, pays at expiration date	BNP	N/A	04/01/21	JPY	135,800	129
Nikkei Dividend Future, Expiration April 2021, pays at expiration date	BNP	N/A	04/01/21	JPY	68,895	75
Nikkei Dividend Future, Expiration April 2022, pays at expiration date	BNP	N/A	04/01/22	JPY	51,120	9
Nikkei Dividend Future, Expiration April 2022, pays at expiration date	BNP	N/A	04/01/22	JPY	137,550	128
Nikkei Dividend Future, Expiration April 2022, pays at expiration date	BNP	N/A	04/01/22	JPY	71,730	57
Nikkei Dividend Future, Expiration April 2022, pays at expiration date	BNP	N/A	04/01/22	JPY	71,550	59
Nikkei Dividend Future, Expiration April 2023, pays at expiration date	BNP	N/A	04/03/23	JPY	50,760	12
S&P 500 Annual Dividend Index Future, Expiration December 2018, pays at expiration date	BNP	N/A	12/21/18		2,431	320
S&P 500 Annual Dividend Index Future, Expiration December 2021, pays at expiration date	BNP	N/A	12/17/21		1,287	242
S&P 500 Annual Dividend Index Future, Expiration December 2020, pays at expiration date	GSC	N/A	12/18/20		995	172
Nikkei Dividend Future, Expiration April 2023, pays at expiration date	JPM	N/A	04/03/23	JPY	51,360	7
						$5,911

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

7Payments delivered or received are based on the notional amount.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 96.9%
Australia 4.6%
Beadell Resources Ltd. (a)	5,197	$774
Newcrest Mining Ltd.	1,185	19,494
South32 Ltd.	6,433	16,589
		36,857
Brazil 3.3%
Brasil Foods SA - ADR (a) (b)	823	11,862
Vale SA - ADR (b)	1,485	14,953
		26,815
Canada 18.1%
Agrium Inc.	337	36,137
Canadian Natural Resources Ltd.	363	12,154
EnCana Corp.	993	11,688
First Quantum Minerals Ltd.	1,318	14,795
Franco-Nevada Corp.	107	8,297
Lundin Mining Corp.	1,335	9,157
Neo Lithium Corp. (a)	1,155	1,323
Nevsun Resources Ltd.	877	1,897
Potash Corp. of Saskatchewan Inc. (b)	957	18,413
Precision Drilling Corp. (a)	1,393	4,331
Teck Resources Ltd. - Class B	961	20,270
Wheaton Precious Metals Corp.	442	8,440
		146,902
Italy 1.3%
ENI SpA	640	10,600
Netherlands 6.3%
Royal Dutch Shell Plc - Class B	1,670	51,357
Norway 1.3%
Yara International ASA	230	10,317
Russian Federation 0.4%
Polyus PJSC - GDR	89	3,464
Sweden 1.4%
Boliden AB	324	10,988
Switzerland 4.9%
Glencore Plc	8,748	40,074
United Kingdom 15.6%
BHP Billiton Plc	1,513	26,645
BP Plc	7,404	47,351
Cairn Energy Plc (a)	2,048	5,259
Fresnillo Plc	404	7,598
Glambia Plc	338	6,349
Rio Tinto Plc	725	33,671
		126,873
United States of America 39.7%
Anadarko Petroleum Corp.	220	10,737
Archer-Daniels-Midland Co.	174	7,410
Baker Hughes a GE Co. - Class A	164	6,020
Bunge Ltd.	126	8,745
CF Industries Holdings Inc.	641	22,527
Chevron Corp.	202	23,735
Cimarex Energy Co.	90	10,196
ConocoPhillips Co.	435	21,772
Devon Energy Corp.	306	11,226
EOG Resources Inc.	217	21,012
EQT Corp.	92	6,015
Exxon Mobil Corp.	279	22,856
FMC Corp.	151	13,477
Halliburton Co.	274	12,617
Hess Corp.	170	7,967
Hormel Foods Corp.	107	3,430
International Paper Co.	156	8,858
Kosmos Energy Ltd. (a)	982	7,814
Monsanto Co.	247	29,529
Mosaic Co.	176	3,789
Newmont Mining Corp.	272	10,218
Packaging Corp. of America	189	21,720
Patterson-UTI Energy Inc.	60	1,263
Pioneer Natural Resources Co.	90	13,323
	Shares/Par†	Value
Ramaco Resources Inc. (a)	46	304
Superior Energy Services Inc. (a)	215	2,293
Tyson Foods Inc. - Class A	180	12,702
		321,555
Total Common Stocks (cost $784,248)		785,802
SHORT TERM INVESTMENTS 5.1%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	21,025	21,025
Securities Lending Collateral 2.5%
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	20,755	20,755
Total Short Term Investments (cost $41,780)		41,780
Total Investments 102.0% (cost $826,028)		827,582
Other Assets and Liabilities, Net (2.0)%		(16,523)
Total Net Assets 100.0%		$811,059

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 98.2%
Consumer Discretionary 19.3%
Amazon.com Inc. (a)	219	$210,800
Domino's Pizza Inc.	211	41,814
Home Depot Inc.	375	61,349
Netflix Inc. (a)	409	74,198
Nike Inc. - Class B	729	37,789
Priceline Group Inc. (a)	52	94,663
Ulta Beauty Inc. (a)	215	48,564
		569,177
Consumer Staples 3.5%
Constellation Brands Inc. - Class A	411	82,042
Dr. Pepper Snapple Group Inc.	227	20,089
		102,131
Energy 1.6%
Halliburton Co.	649	29,886
Pioneer Natural Resources Co.	121	17,836
		47,722
Financials 7.1%
Bank of America Corp.	3,154	79,926
Berkshire Hathaway Inc. - Class B (a)	228	41,722
First Republic Bank	445	46,519
S&P Global Inc.	134	20,999
Wells Fargo & Co.	337	18,566
		207,732
Health Care 16.7%
Alexion Pharmaceuticals Inc. (a)	651	91,323
Becton Dickinson & Co.	242	47,502
Biogen Inc. (a)	112	34,944
Boston Scientific Corp. (a)	1,638	47,783
Celgene Corp. (a)	256	37,282
Illumina Inc. (a)	186	37,104
UnitedHealth Group Inc.	696	136,225
Vertex Pharmaceuticals Inc. (a)	217	32,994
Zoetis Inc. - Class A	403	25,709
		490,866
Industrials 5.2%
Acuity Brands Inc.	261	44,777
Equifax Inc.	454	48,106
Roper Industries Inc.	123	29,893
TransDigm Group Inc.	121	30,888
		153,664
Information Technology 40.1%
Activision Blizzard Inc.	481	31,001
Adobe Systems Inc. (a)	380	56,771
Alibaba Group Holding Ltd. - ADS (a)	137	23,606
Alphabet Inc. - Class A (a)	203	197,524
Apple Inc.	304	46,878
ASML Holding NV - ADR	269	46,107

	Shares/Par†	Value
Autodesk Inc. (a)	563	63,238
Broadcom Ltd.	198	48,107
Electronic Arts Inc. (a)	125	14,710
Facebook Inc. - Class A (a)	648	110,693
Global Payments Inc.	297	28,241
MercadoLibre Inc.	90	23,240
Microsoft Corp.	2,244	167,173
Nvidia Corp.	214	38,216
PayPal Holdings Inc. (a)	457	29,260
Tencent Holdings Ltd.	2,310	100,036
Teradyne Inc.	542	20,196
Visa Inc. - Class A	1,065	112,099
Zendesk Inc. (a)	759	22,101
		1,179,197
Materials 2.7%
Monsanto Co.	229	27,390
Sherwin-Williams Co.	108	38,602
Vulcan Materials Co.	122	14,594
		80,586
Real Estate 1.5%
Equinix Inc.	67	29,868
SBA Communications Corp. (a)	101	14,589
		44,457
Telecommunication Services 0.5%
Zayo Group Holdings Inc. (a)	400	13,777
Total Common Stocks (cost $2,243,014)		2,889,309
PREFERRED STOCKS 0.2%
Information Technology 0.2%
Palantir Technologies Inc. - Series I (a) (b) (c) (d)	1,246	7,066
Total Preferred Stocks (cost $7,639)		7,066
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 0.89% (e) (f)	68,432	68,432
Total Short Term Investments (cost $68,432)		68,432
Total Investments 100.7% (cost $2,319,085)		2,964,807
Other Assets and Liabilities, Net (0.7)%		(21,823)
Total Net Assets 100.0%		$2,942,984

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Palantir Technologies Inc. - Series I	02/10/14	$7,639	$7,066	0.2%
		$7,639	$7,066	0.2%

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Boston Partners Global Long Short Equity Fund
COMMON STOCKS 97.4%
Consumer Discretionary 6.6%
Brunswick Corp. (a)	59	$3,286
Comcast Corp. - Class A (a) (b)	165	6,367
Fujitsu General Ltd.	88	1,776
Haseko Corp.	235	3,142
Persimmon Plc	111	3,848
Suzuki Motor Corp.	108	5,671
TJX Cos. Inc.	57	4,208
Twenty-First Century Fox Inc. - Class A	104	2,756
Videocon d2h Ltd. - ADR (a) (c) (d)	473	4,210
WH Smith Plc	113	3,062
WPP Plc	139	2,581
		40,907
Consumer Staples 8.2%
Asahi Breweries Ltd.	95	3,845
Coca-Cola Bottlers Japan Inc.	174	5,663
Coca-Cola European Partners Plc	88	3,661
CVS Health Corp.	62	5,071
Kirin Holdings Co. Ltd.	183	4,315
Matsumotokiyoshi Holdings Co. Ltd.	87	5,825
Nomad Holdings Ltd. (a) (c)	325	4,733
Seven & I Holdings Co. Ltd.	79	3,046
Tesco Plc (c)	1,171	2,937
WH Group Ltd.	11,358	12,097
		51,193
Energy 7.0%
Andeavor Corp. (a)	63	6,497
Boardwalk Pipeline Partners LP (a)	152	2,237
Cabot Oil & Gas Corp.	120	3,208
Diamondback Energy Inc. (c)	52	5,047
EQT Corp. (a) (e)	101	6,611
Jagged Peak Energy Inc. (c) (e)	145	1,980
Parsley Energy Inc. - Class A (a) (c)	221	5,815
Pioneer Natural Resources Co. (a)	28	4,185
Royal Dutch Shell Plc - Class A	152	4,582
YPF SA - Class D - ADR	155	3,446
		43,608
Financials 19.3%
Aldermore Group Plc (c)	1,088	3,364
Allianz SE	16	3,628
Allstate Corp. (a)	53	4,909
American Express Co. (a)	59	5,310
Aurelius Equity Opportunities SE and Co. KGaA (e)	41	2,715
Aviva Plc	1,015	7,003
AXA SA	255	7,709
Bank of America Corp. (a)	191	4,845
Bank Rakyat Indonesia Persero Tbk PT	2,491	2,827
Berkshire Hathaway Inc. - Class B (a) (c)	39	7,234
Chubb Ltd. (a)	61	8,740
Citigroup Inc. (a)	193	14,038
Direct Line Insurance Group Plc	778	3,792
East West Bancorp Inc.	61	3,664
ICICI Bank Ltd. - ADR	305	2,607
Lloyds Banking Group Plc	8,495	7,718
Loews Corp. (a)	55	2,634
Muenchener Rueckversicherungs AG	16	3,406
SunTrust Banks Inc. (a)	79	4,730
Swiss Re AG	52	4,713
Tokio Marine Holdings Inc.	109	4,285
Validus Holdings Ltd.	4	201
Wells Fargo & Co. (b)	106	5,821
Zenkoku Hosho Co. Ltd.	94	3,953
		119,846
Health Care 10.7%
Anthem Inc. (a)	54	10,258
CIGNA Corp.	17	3,119
ConvaTec Group Plc (c)	863	3,174
DaVita Inc. (b) (c)	72	4,277
Laboratory Corp. of America Holdings (a) (c)	63	9,465
Merck & Co. Inc. (a) (b)	210	13,430
	Shares/Par†	Value
Novo Nordisk A/S - Class B	117	5,622
Pfizer Inc. (a)	134	4,797
Roche Holding AG	27	6,883
Shire Plc	103	5,252
		66,277
Industrials 13.5%
Air Lease Corp. - Class A (a)	77	3,264
Bollore SA	758	3,792
Eaton Corp. Plc (a)	94	7,247
Ebara Corp.	140	4,661
Fuji Electric Holdings Co. Ltd.	876	4,862
General Electric Co. (a)	324	7,844
Honeywell International Inc.	23	3,188
Koninklijke Philips Electronics NV	75	3,098
Melrose Industries Plc	1,216	3,468
Northrop Grumman Systems Corp. (a)	15	4,428
NSK Ltd.	362	4,895
Randstad Holding NV	55	3,426
Raytheon Co. (b)	35	6,589
Siemens AG	57	8,019
Teleperformance	34	5,087
United Technologies Corp. (a)	32	3,724
Vinci SA	64	6,063
		83,655
Information Technology 19.1%
Alphabet Inc. - Class C (a) (c)	12	11,721
Apple Inc.	22	3,392
Capgemini SA	45	5,309
Cisco Systems Inc. (a)	133	4,486
DXC Technology Co. (a)	95	8,131
eBay Inc. (a) (c)	178	6,861
Flextronics International Ltd. (a) (c)	665	11,017
HP Inc. (a)	278	5,540
Leidos Holdings Inc. (a)	127	7,512
Marvell Technology Group Ltd.	198	3,538
Microsoft Corp. (a)	223	16,594
NetApp Inc.	61	2,666
NetEase.com Inc. - ADR	13	3,529
Oracle Corp. (a)	220	10,639
PayPal Holdings Inc. (a) (c)	62	3,988
RIB Software SE (e)	127	2,706
Samsung Electronics Co. Ltd.	2	4,640
TE Connectivity Ltd.	41	3,367
Yahoo! Japan Corp. (e)	660	3,140
		118,776
Materials 9.7%
BHP Billiton Ltd.	100	2,013
Cemex SAB de CV - ADR (c)	452	4,108
CRH Plc	178	6,771
DowDuPont Inc. (a)	83	5,777
LafargeHolcim Ltd.	111	6,483
LG Chem Ltd.	14	4,952
RPC Group Plc	535	7,099
Steel Dynamics Inc.	151	5,196
Ternium SA - ADR	132	4,069
Tokuyama Corp.	143	3,399
Valvoline Inc.	128	3,009
WestRock Co. (a)	87	4,955
Yara International ASA	59	2,643
		60,474
Telecommunication Services 2.7%
LG Uplus Corp.	119	1,384
Nippon Telegraph & Telephone Corp.	138	6,336
Telecom Italia SpA (c)	2,360	2,217
Vodafone Group Plc	2,470	6,923
		16,860
Utilities 0.6%
E.ON SE	343	3,890
Total Common Stocks (cost $543,551)		605,486
PREFERRED STOCKS 1.5%
Consumer Discretionary 0.5%
Volkswagen AG (f)	21	3,337

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Information Technology 1.0%
Samsung Electronics Co. Ltd.	3	5,934
Total Preferred Stocks (cost $6,912)		9,271
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.89% (g) (h)	8,193	8,193
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (h)	1,716	1,716
Total Short Term Investments (cost $9,909)		9,909
Total Investments 100.5% (cost $560,372)		624,666
Total Securities Sold Short (46.9)% (proceeds $267,587)		(291,693)
Other Derivative Instruments (0.5)%		(3,418)
Other Assets and Liabilities, Net 46.9%		291,926
Total Net Assets 100.0%		$621,481

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security is subject to a written call option.

(c) Non-income producing security.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) All or portion of the security was on loan.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (46.9%)
COMMON STOCKS (46.9%)
Consumer Discretionary (8.9%)
Asics Corp.	(117)	$(1,739)
Benesse Holdings Inc.	(58)	(2,079)
Buffalo Wild Wings Inc.	(9)	(903)
Carmax Inc.	(45)	(3,403)
Cie Financiere Richemont SA	(14)	(1,302)
Cineplex Inc.	(41)	(1,281)
Cracker Barrel Old Country Store Inc.	(19)	(2,923)
CyberAgent Inc.	(79)	(2,320)
Domino's Pizza Enterprises Ltd.	(57)	(2,048)
Domino's Pizza Inc.	(10)	(1,913)
Dorman Products Inc.	(27)	(1,962)
Ferrari NV	(22)	(2,392)
Fox Factory Holding Corp.	(42)	(1,818)
Harley-Davidson Inc.	(46)	(2,232)
Kingfisher Plc	(541)	(2,162)
Manchester United Plc - Class A	(95)	(1,712)
McDonald's Holdings Co. Japan Ltd.	(35)	(1,540)
Netflix Inc.	(12)	(2,139)
Ocado Group Plc	(525)	(2,061)
Sharp Corp.	(64)	(1,927)
Shimano Inc.	(16)	(2,133)
Singapore Press Holdings Ltd.	(752)	(1,508)
Societe Television Francaise 1	(45)	(659)
Tesla Inc.	(9)	(3,208)
Texas Roadhouse Inc.	(37)	(1,800)
Thor Industries Inc.	(13)	(1,648)
Wayfair Inc. - Class A	(23)	(1,581)
Zalando SE	(54)	(2,722)
		(55,115)
Consumer Staples (3.4%)
AEON Co. Ltd.	(95)	(1,405)
Calbee Inc.	(57)	(1,998)
Casey's General Stores Inc.	(19)	(2,125)
Colruyt SA	(45)	(2,285)
FamilyMart UNY Holdings Co. Ltd.	(33)	(1,761)
Ito En Ltd.	(66)	(2,218)
Lindt & Spruengli AG	—	(2,986)
Nissin Foods Holdings Co. Ltd.	(32)	(1,921)
Tootsie Roll Industries Inc.	(45)	(1,710)
Wesfarmers Ltd.	(78)	(2,527)
		(20,936)
Energy (1.6%)
Apache Corp.	(53)	(2,412)
Hess Corp.	(55)	(2,574)
Laredo Petroleum Holdings Inc.	(186)	(2,404)
National Oilwell Varco Inc.	(71)	(2,540)
		(9,930)
Financials (4.2%)
Arch Capital Group Ltd.	(20)	(1,937)
Bankinter SA	(159)	(1,500)
Cincinnati Financial Corp.	(51)	(3,899)
	Shares/Par†	Value
Community Bank System Inc.	(50)	(2,767)
Cullen/Frost Bankers Inc.	(25)	(2,388)
FactSet Research Systems Inc.	(11)	(2,030)
Hargreaves Lansdown Plc	(87)	(1,728)
Mercury General Corp.	(29)	(1,641)
National Australia Bank Ltd.	(79)	(1,947)
RLI Corp.	(42)	(2,421)
UMB Financial Corp.	(34)	(2,544)
Westamerica Bancorp	(23)	(1,384)
		(26,186)
Health Care (4.8%)
Chugai Pharmaceutical Co. Ltd.	(47)	(1,950)
Elekta AB - Class B	(177)	(1,829)
Eli Lilly & Co.	(38)	(3,245)
GW Pharmaceuticals Plc - ADS	(14)	(1,385)
Healthscope Ltd.	(1,205)	(1,582)
Hisamitsu Pharmaceutical Co. Inc.	(50)	(2,405)
Idexx Laboratories Inc.	(12)	(1,919)
Kite Pharma Inc.	(13)	(2,343)
Mediclinic International Plc	(142)	(1,237)
Taisho Pharmaceutical Holdings Co. Ltd.	(30)	(2,262)
Teladoc Inc.	(49)	(1,639)
TESARO Inc.	(10)	(1,346)
Varian Medical Systems Inc.	(22)	(2,248)
Veeva Systems Inc. - Class A	(41)	(2,326)
Vertex Pharmaceuticals Inc.	(15)	(2,281)
		(29,997)
Industrials (9.9%)
AAON Inc.	(59)	(2,046)
Brambles Ltd.	(173)	(1,220)
CIRCOR International Inc.	(36)	(1,956)
Flowserve Corp.	(31)	(1,336)
GEA Group AG	(59)	(2,708)
Geberit AG	(7)	(3,407)
Heartland Express Inc.	(80)	(1,999)
Japan Airport Terminal Co. Ltd.	(16)	(564)
John Bean Technologies Corp.	(20)	(2,010)
Middleby Corp.	(21)	(2,691)
MTU Aero Engines Holding AG	(14)	(2,320)
Multi-Color Corp.	(35)	(2,874)
Ritchie Bros. Auctioneers Inc.	(84)	(2,672)
Rockwell Automation Inc.	(13)	(2,403)
Rollins Inc.	(65)	(2,986)
Rolls-Royce Holdings Plc	(204)	(2,421)
SembCorp Industries Ltd.	(972)	(2,125)
SembCorp Marine Ltd.	(517)	(666)
SGS SA	(1)	(2,553)
Siemens Gamesa Renewable Energy SA	(127)	(1,662)
Singapore Airlines Ltd.	(207)	(1,534)
Singapore Airport Terminal Services Ltd.	(751)	(2,553)
Sohgo Security Services Co. Ltd.	(53)	(2,419)
TransDigm Group Inc.	(7)	(1,906)
Travis Perkins Plc	(126)	(2,436)
Verisk Analytics Inc.	(27)	(2,237)
Wabtec Corp.	(29)	(2,203)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Wartsila Oyj	(27)	(1,937)
Weir Group Plc	(66)	(1,746)
		(61,590)
Information Technology (9.0%)
58.Com Inc. - Class A-ADR	(27)	(1,678)
Acxiom Corp.	(130)	(3,199)
Arista Networks Inc.	(14)	(2,614)
Blackbaud Inc.	(34)	(2,959)
Cimpress NV	(26)	(2,591)
Cognex Corp.	(22)	(2,392)
Cornerstone OnDemand Inc.	(55)	(2,246)
CoStar Group Inc.	(6)	(1,683)
Cree Inc.	(67)	(1,884)
Ellie Mae Inc.	(34)	(2,796)
F5 Networks Inc.	(13)	(1,630)
Gemalto NV	(53)	(2,360)
Hexagon AB - Class B	(60)	(2,962)
Infineon Technologies AG	(95)	(2,399)
Infosys Technologies Ltd. - ADR	(89)	(1,303)
Manhattan Associates Inc.	(68)	(2,824)
Murata Manufacturing Co. Ltd.	(17)	(2,548)
National Instruments Corp.	(58)	(2,466)
Palo Alto Networks Inc.	(15)	(2,123)
	Shares/Par†	Value
Proofpoint Inc.	(22)	(1,950)
Ultimate Software Group Inc.	(9)	(1,802)
WEX Inc.	(23)	(2,622)
Wipro Ltd. - ADR	(528)	(2,997)
Workday Inc. - Class A	(22)	(2,322)
		(56,350)
Materials (4.6%)
Antofagasta Plc	(216)	(2,745)
AptarGroup Inc.	(38)	(3,323)
Balchem Corp.	(18)	(1,453)
Ball Corp.	(81)	(3,357)
Chr Hansen Holding A/S	(32)	(2,744)
HB Fuller Co.	(43)	(2,475)
Hecla Mining Co.	(298)	(1,494)
James Hardie Industries SE - CDI	(158)	(2,201)
NewMarket Corp.	(6)	(2,666)
Sonoco Products Co.	(65)	(3,305)
Vulcan Materials Co.	(23)	(2,812)
		(28,575)
Real Estate (0.5%)
Equinix Inc.	(7)	(3,014)
Total Common Stocks (proceeds $267,587)		(291,693)
Total Securities Sold Short (46.9%) (proceeds $267,587)		$(291,693)

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
Comcast Corp.	Call	36.25	01/19/18	1,641	$(509)
DaVita Inc.	Call	60.00	01/19/18	720	(238)
Merck & Co. Inc.	Call	62.50	01/19/18	1,170	(363)
Raytheon Co.	Call	175.00	01/19/18	352	(486)
Wells Fargo & Co.	Call	50.00	01/19/18	1,055	(607)
					$(2,203)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
JPY/USD	BBH	10/02/17	JPY	7,837	$70	$—
SGD/USD	BBH	10/03/17	SGD	1,809	1,334	2
USD/AUD	BBH	10/03/17	AUD	(914)	(717)	(2)
USD/JPY	BBH	10/02/17	JPY	(5,758)	(51)	—
USD/JPY	BBH	10/03/17	JPY	(221,879)	(1,971)	(2)
					$(1,335)	$(2)

OTC Contracts for Difference
Reference Entity	Counterparty	Financing Fee	Expiration	Contracts† Long (Short)	Notional†		Unrealized Appreciation (Depreciation)

Aeroports de Paris, pays monthly	GSI	Euro Overnight Index Average -0.40%	TBD	(15)	EUR	(2,103)	$46
Amorepacific Corp., pays monthly	GSI	Federal Fund Effective Rate -0.50%	TBD	(12)		(2,657)	(40)
Aozora Bank Ltd., pays monthly	GSI	Tokyo Overnight Average Rate -0.45%	TBD	(61)	JPY	(260,043)	(27)
Autoliv Inc., pays monthly	GSI	Federal Fund Effective Rate -1.50%	TBD	(15)		(1,822)	(31)
Bemis Co. Inc., pays monthly	GSI	Federal Fund Effective Rate -0.25%	TBD	(20)		(940)	30
Caterpillar Inc., pays monthly	GSI	Federal Fund Effective Rate -0.25%	TBD	(24)		(2,965)	1
Coloplast A/S - Class B, pays monthly	GSI	Danish Krone LIBOR -0.40%	TBD	(33)	DKK	(16,461)	(58)
Feng Tay Enterprises Co., Ltd., pays monthly	GSI	Federal Fund Effective Rate -3.50%	TBD	(443)		(2,126)	108
First Financial Bankshares Inc., pays monthly	GSI	Federal Fund Effective Rate -1.18%	TBD	(76)		(3,162)	(276)
Kakao Corp., pays monthly	GSI	Federal Fund Effective Rate -2.00%	TBD	(17)		(2,101)	(81)
Kuehne + Nagel International AG, pays monthly	GSI	Tom/Next Indexed Swaps Rate -0.40%	TBD	(18)	CHF	(3,127)	(71)
Mattel Inc., pays monthly	GSI	Federal Fund Effective Rate -0.25%	TBD	(95)		(1,432)	(40)
Paradise Co. Ltd., pays monthly	GSI	Federal Fund Effective Rate -8.75%	TBD	(56)		(661)	(84)
Pearson Plc, pays monthly	GSI	Sterling Overnight Index Average -0.40%	TBD	(259)	GBP	(1,475)	(144)
Pennon Group Plc, pays monthly	GSI	Sterling Overnight Index Average -0.40%	TBD	(264)	GBP	(2,096)	(8)
Prosperity Bancshares Inc., pays monthly	GSI	Federal Fund Effective Rate -0.25%	TBD	(38)		(2,303)	(213)
Securitas AB, pays monthly	GSI	3-Month Stockholm Interbank Offered Rate -0.40%	TBD	(197)	SEK	(25,304)	(200)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Tallgrass Energy GP, pays monthly	GSI	Federal Fund Effective Rate -0.75%	TBD	(108)		(2,995)	(66)
OTC Contracts for Difference (continued)
Reference Entity	Counterparty	Financing Fee	Expiration	Contracts† Long (Short)	Notional†		Unrealized Appreciation (Depreciation)
Vallourec S.A., pays monthly	GSI	Euro Overnight Index Average -11.00%	TBD	(283)	EUR	(1,376)	(59)
							$(1,213)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Brookfield Global Infrastructure and MLP Fund
COMMON STOCKS 98.5%
Australia 0.5%
APA Group	783	$5,129
Brazil 1.7%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (a)	1,692	17,699
Canada 14.9%
Enbridge Inc.	1,298	54,208
Hydro One Ltd.	604	11,000
Inter Pipeline Ltd.	345	7,140
Pembina Pipeline Corp.	857	30,085
TransCanada Corp.	1,080	53,364
		155,797
China 1.6%
Beijing Enterprises Holdings Ltd.	1,878	10,129
ENN Energy Holdings Ltd.	864	6,291
		16,420
Denmark 2.3%
DONG Energy A/S	421	24,109
France 6.3%
Eiffage SA	167	17,312
Groupe Eurotunnel SE	955	11,524
Vinci SA	391	37,231
		66,067
Hong Kong 3.8%
China Gas Holdings Ltd.	2,079	6,243
China Resources Gas Group Ltd.	1,912	6,678
Guangdong Investment Ltd. (b)	18,628	26,619
		39,540
Italy 6.6%
Atlantia SpA	1,218	38,467
Enel SpA	3,296	19,853
Italgas SpA (b)	1,832	10,296
		68,616
Japan 0.9%
Tokyo Gas Co. Ltd.	405	9,921
Mexico 3.0%
Grupo Aeroportuario del PacifiCo SAB de CV - Class B (b)	1,608	16,462
Promotora y Operadora de Infraestructura SAB de CV (b)	1,443	15,237
		31,699
New Zealand 1.9%
Auckland International Airport Ltd. (b)	4,177	19,421
Spain 4.6%
Abertis Infraestructuras SA - Class A	789	15,955
Ferrovial SA	1,256	27,660
Obrascon Huarte Lain SA (a) (c)	1,358	4,928
		48,543
Switzerland 1.5%
Flughafen Zuerich AG (b)	72	16,239
United Kingdom 7.0%
National Grid Plc	2,905	35,999
Pennon Group Plc	1,106	11,823
Severn Trent Plc	876	25,508
		73,330
United States of America 41.9%
American Electric Power Co. Inc.	305	21,451
American Tower Corp.	436	59,531
Boardwalk Pipeline Partners LP	454	6,666
CMS Energy Corp.	226	10,478
Edison International	469	36,208
Enbridge Energy Partners LP	556	8,891
Energy Transfer Equity LP	620	10,776
Energy Transfer Partners LP	1,979	36,197
Enterprise Products Partners LP	596	15,550
FirstEnergy Corp.	356	10,963
Kinder Morgan Inc.	2,227	42,720
	Shares/Par†	Value
MPLX LP	306	10,726
Pattern Energy Group Inc. - Class A (b)	934	22,502
PG&E Corp.	573	38,995
Phillips 66 Partners LP	201	10,570
Plains All American Pipeline LP	582	12,330
Rice Midstream Partners LP	380	7,960
SBA Communications Corp. (c)	107	15,458
Southwest Gas Corp.	98	7,576
Targa Resources Corp.	296	14,016
Western Gas Partners LP	136	6,969
Williams Cos. Inc.	1,060	31,818
		438,351
Total Common Stocks (cost $980,105)		1,030,881
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 0.89% (d) (e)	16,493	16,493
Securities Lending Collateral 0.2%
Securities Lending Cash Collateral Fund LLC, 1.02% (d) (e)	2,468	2,468
Total Short Term Investments (cost $18,961)		18,961
Total Investments 100.3% (cost $999,066)		1,049,842
Other Assets and Liabilities, Net (0.3)%		(3,201)
Total Net Assets 100.0%		$1,046,641

(a) All or portion of the security was on loan.

(b) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c) Non-income producing security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Causeway International Value Select Fund
COMMON STOCKS 92.3%
Australia 0.9%
Westfield Corp.	2,654	$16,355
Canada 7.2%
Canadian Imperial Bank of Commerce	15	1,307
Canadian Pacific Railway Ltd.	208	34,902
EnCana Corp.	3,689	43,428
Gildan Activewear Inc.	746	23,322
Manulife Financial Corp.	1,443	29,273
		132,232
China 7.9%
Baidu.com - Class A - ADR (a)	162	40,076
China Merchants Holdings International Co. Ltd.	4,894	15,143
China Mobile Ltd.	5,149	52,250
CNOOC Ltd.	28,815	37,379
		144,848
France 6.3%
BNP Paribas SA	255	20,629
Engie SA	2,021	34,406
Schneider Electric SE (a)	705	61,435
		116,470
Germany 6.5%
BASF SE	502	53,554
Linde AG (a)	166	34,503
Linde AG	1	264
SAP SE	287	31,538
		119,859
Ireland 0.1%
Allied Irish Banks Plc (b)	441	2,653
Italy 2.1%
Unicredit SpA (a)	1,826	38,966
Japan 13.6%
East Japan Railway Co.	453	41,882
Hitachi Ltd.	4,346	30,661
Japan Airlines Co. Ltd.	1,320	44,682
KDDI Corp.	2,038	53,798
Komatsu Ltd.	1,162	32,993
Sumitomo Mitsui Financial Group Inc.	598	23,013
Takeda Pharmaceutical Co. Ltd.	423	23,417
		250,446
Luxembourg 0.3%
ArcelorMittal (a)	210	5,444
Netherlands 6.2%
Akzo Nobel NV	433	39,973
ING Groep NV	569	10,524
Royal Dutch Shell Plc - Class B	2,050	63,056
		113,553
South Korea 3.5%
Samsung Electronics Co. Ltd.	14	30,273
	Shares/Par†	Value
SK Telecom Co. Ltd.	157	34,876
		65,149
Spain 0.8%
CaixaBank SA	2,777	13,934
Sweden 1.0%
Alfa Laval AB	758	18,531
Switzerland 11.5%
ABB Ltd.	1,855	45,844
Cie Financiere Richemont SA	487	44,526
Novartis AG	510	43,797
Roche Holding AG	184	47,124
Zurich Insurance Group AG	101	30,927
		212,218
United Kingdom 24.4%
AstraZeneca Plc	687	45,796
Aviva Plc	5,716	39,429
Barclays Plc	21,156	54,776
BHP Billiton Plc	809	14,247
BP Plc	7,702	49,255
British American Tobacco Plc	949	59,396
Carnival Plc	517	32,905
Diageo Plc	621	20,407
GlaxoSmithKline Plc	1,902	37,942
Lloyds Banking Group Plc	27,271	24,778
Micro Focus International Plc	473	15,143
SSE Plc	1,293	24,196
Vodafone Group Plc	11,485	32,185
		450,455
Total Common Stocks (cost $1,524,695)		1,701,113
PREFERRED STOCKS 4.6%
Germany 4.6%
Volkswagen AG (c)	519	84,659
Total Preferred Stocks (cost $77,085)		84,659
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 0.89% (d) (e)	52,826	52,826
Total Short Term Investments (cost $52,826)		52,826
Total Investments 99.8% (cost $1,654,606)		1,838,598
Other Assets and Liabilities, Net 0.2%		4,263
Total Net Assets 100.0%		$1,842,861

(a) Non-income producing security.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $2,653 and 0.1%, respectively.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
JPY/USD	SSB	10/02/17	JPY	73,270	$651	$1
JPY/USD	BNY	10/03/17	JPY	105,683	939	(1)
					$1,590	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 97.0%
Consumer Discretionary 16.0%
Amazon.com Inc. (a)	19	$18,535
Chipotle Mexican Grill Inc. (a) (b)	13	4,109
Comcast Corp. - Class A	284	10,931
Home Depot Inc.	65	10,707
Twenty-First Century Fox Inc. - Class A	190	5,004
Walt Disney Co.	81	7,974
Yum China Holdings Inc. (a)	193	7,711
		64,971
Consumer Staples 6.5%
Anheuser-Busch InBev NV - ADR	60	7,188
Coca-Cola Co.	176	7,913
CVS Health Corp.	93	7,546
McCormick & Co. Inc.	35	3,614
		26,261
Energy 3.7%
Pioneer Natural Resources Co.	40	5,959
Schlumberger Ltd.	132	9,178
		15,137
Financials 7.4%
American Express Co.	75	6,827
BlackRock Inc.	21	9,425
Charles Schwab Corp.	163	7,133
NASDAQ Inc.	85	6,597
		29,982
Health Care 19.2%
Alexion Pharmaceuticals Inc. (a)	53	7,393
Biogen Inc. (a)	30	9,497
Celgene Corp. (a)	101	14,661
DENTSPLY SIRONA Inc.	109	6,494
Johnson & Johnson	49	6,383
Regeneron Pharmaceuticals Inc. (a)	14	6,193
Thermo Fisher Scientific Inc.	43	8,083
UnitedHealth Group Inc.	56	10,889
Zoetis Inc. - Class A	128	8,164
		77,757
Industrials 7.7%
Honeywell International Inc.	58	8,217
Rockwell Collins Inc.	72	9,380
United Parcel Service Inc. - Class B	67	8,074
WW Grainger Inc.	32	5,660
		31,331
Information Technology 32.6%
Adobe Systems Inc. (a)	63	9,465
Akamai Technologies Inc. (a)	161	7,834
Alphabet Inc. - Class A (a)	9	9,221
Alphabet Inc. - Class C (a)	13	12,862
Apple Inc.	50	7,646
eBay Inc. (a)	104	4,012
Facebook Inc. - Class A (a)	65	11,159
Microsoft Corp.	191	14,235
Palo Alto Networks Inc. (a)	47	6,724
PayPal Holdings Inc. (a)	127	8,148
Red Hat Inc. (a)	83	9,158
Splunk Inc. (a)	81	5,361
Texas Instruments Inc.	76	6,822
Visa Inc. - Class A	126	13,233
VMware Inc. - Class A (a) (b)	60	6,568
		132,448
Materials 3.9%
Ecolab Inc.	58	7,517
Monsanto Co.	68	8,162
		15,679
Total Common Stocks (cost $388,001)		393,566
SHORT TERM INVESTMENTS 3.2%
Investment Companies 3.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	12,433	12,433
	Shares/Par†	Value
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	612	612
Total Short Term Investments (cost $13,045)		13,045
Total Investments 100.2% (cost $401,046)		406,611
Other Assets and Liabilities, Net (0.2)%		(624)
Total Net Assets 100.0%		$405,987

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Crescent High Income Fund (a)
CORPORATE BONDS AND NOTES 84.7%
Consumer Discretionary 21.7%
1011778 B.C. Unlimited Liability Co.
4.25%, 05/15/24 (b)	3,000	$3,012
Altice SA
7.75%, 05/15/22 (b)	2,500	2,652
AMC Networks Inc.
5.00%, 04/01/24	2,600	2,683
4.75%, 08/01/25	1,400	1,411
Asbury Automotive Group Inc.
6.00%, 12/15/24	3,500	3,660
Ashton Woods USA LLC
6.88%, 02/15/21 (c) (d)	892	912
6.75%, 08/01/25 (b)	3,050	2,999
AV Homes Inc.
6.63%, 05/15/22	3,500	3,587
Beazer Homes USA Inc.
7.25%, 02/01/23 (c)	2,500	2,607
6.75%, 03/15/25 (e)	450	475
Block Communications Inc.
6.88%, 02/15/25 (c) (d)	1,475	1,600
Cablevision Systems Corp.
5.88%, 09/15/22	4,500	4,660
CalAtlantic Group Inc.
5.00%, 06/15/27	1,400	1,417
CCM Merger Inc.
6.00%, 03/15/22 (c) (d)	400	413
CCO Holdings LLC
5.50%, 05/01/26 (b)	5,000	5,173
CEC Entertainment Inc.
8.00%, 02/15/22 (c)	1,000	1,042
Century Communities Inc.
5.88%, 07/15/25 (b)	3,375	3,392
Delphi Jersey Holdings Plc
5.00%, 10/01/25 (b)	3,350	3,410
DISH DBS Corp.
6.75%, 06/01/21	6,750	7,414
Eldorado Resorts Inc.
6.00%, 04/01/25	1,800	1,890
EMI Music Publishing Group North America Holdings Inc.
7.63%, 06/15/24 (c) (d)	750	833
Fiat Chrysler Automobiles NV
5.25%, 04/15/23 (e)	2,000	2,130
GLP Capital LP
5.38%, 04/15/26	3,500	3,821
Guitar Center Inc.
6.50%, 04/15/19 (b) (e)	1,000	906
Hanesbrands Inc.
4.88%, 05/15/26 (b)	4,000	4,164
International Game Technology Plc
6.50%, 02/15/25 (b)	3,000	3,373
Intrepid Aviation Group Holdings LLC
6.88%, 02/15/19 (c) (d)	2,000	1,962
KB Home
4.75%, 05/15/19	1,800	1,861
KFC Holding Co.
5.25%, 06/01/26 (b)	3,500	3,705
4.75%, 06/01/27 (b)	550	567
Lamar Media Corp.
5.00%, 05/01/23	1,500	1,553
Landry's Inc.
6.75%, 10/15/24 (b)	4,850	4,911
LIN Television Corp.
5.88%, 11/15/22	2,000	2,089
M/I Homes Inc.
5.63%, 08/01/25 (b)	1,650	1,689
MDC Holdings Inc.
5.50%, 01/15/24 (c)	2,500	2,697
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (b)	2,250	2,261
Meritage Homes Corp.
5.13%, 06/06/27	2,500	2,509
	Shares/Par†	Value
MGM Resorts International
7.75%, 03/15/22	900	1,053
Midas Intermediate Holdco II LLC
7.88%, 10/01/22 (c) (d)	1,050	1,063
Nexteer Automotive Group Ltd.
5.88%, 11/15/21 (c) (d)	3,100	3,238
Numericable Group SA
6.00%, 05/15/22 (b)	4,750	4,964
Penn National Gaming Inc.
5.63%, 01/15/27 (b)	3,500	3,629
PF Chang's China Bistro Inc.
10.25%, 06/30/20 (c) (d)	2,500	2,398
Pinnacle Entertainment Inc.
5.63%, 05/01/24	4,000	4,109
Salem Media Group Inc.
6.75%, 06/01/24 (c) (d)	850	884
Scientific Games International Inc.
10.00%, 12/01/22	3,750	4,155
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (b)	1,000	1,071
Sinclair Television Group Inc.
5.63%, 08/01/24 (b)	2,350	2,415
5.13%, 02/15/27 (b)	725	705
Sirius XM Radio Inc.
3.88%, 08/01/22 (b)	5,500	5,635
Sonic Automotive Inc.
6.13%, 03/15/27	175	179
Suburban Propane Partners LP
5.50%, 06/01/24	1,600	1,607
Tempur Sealy International Inc.
5.63%, 10/15/23	2,750	2,893
Tesla Inc.
5.30%, 08/15/25 (b) (e)	3,400	3,321
Townsquare Media Inc.
6.50%, 04/01/23 (b) (e)	2,450	2,487
Univision Communications Inc.
5.13%, 05/15/23 - 02/15/25 (b)	4,250	4,319
Viking Cruises Ltd.
6.25%, 05/15/25 (c) (d)	1,000	1,032
VTR Finance BV
6.88%, 01/15/24 (b)	5,750	6,092
Wynn Las Vegas LLC
5.50%, 03/01/25 (b)	2,000	2,082
5.25%, 05/15/27 (b)	5,325	5,417
		160,188
Consumer Staples 3.2%
Clearwater Seafoods Inc.
6.88%, 05/01/25 (c) (d)	1,000	1,061
Cott Holdings Inc.
5.50%, 04/01/25 (b)	1,650	1,717
Dean Foods Co.
6.50%, 03/15/23 (b)	4,500	4,564
Dole Food Co. Inc.
7.25%, 06/15/25 (c) (d)	675	730
Energizer SpinCo Inc.
5.50%, 06/15/25 (b)	3,750	3,961
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (b)	1,825	1,775
Post Holdings Inc.
6.00%, 12/15/22 (b)	4,000	4,199
Vector Group Ltd.
6.13%, 02/01/25 (b)	5,700	5,901
		23,908
Energy 9.7%
Antero Resources Corp.
5.13%, 12/01/22	4,000	4,082
Calfrac Holdings LP
7.50%, 12/01/20 (b)	2,000	1,924
Carrizo Oil & Gas Inc.
7.50%, 09/15/20	2,000	2,041
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (b)	650	670
Cheniere Energy Partners LP
5.25%, 10/01/25 (b)	1,950	1,994

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Chesapeake Energy Corp.
8.00%, 12/15/22 (b) (e)	547	591
Concho Resources Inc.
5.50%, 04/01/23	3,450	3,545
Continental Resources Inc.
5.00%, 09/15/22	2,300	2,339
3.80%, 06/01/24	1,050	1,013
Crestwood Midstream Partners LP
6.25%, 04/01/23 (f)	2,250	2,319
CSI Compressco LP
7.25%, 08/15/22 (c)	1,775	1,633
Denbury Resources Inc.
9.00%, 05/15/21 (b)	1,250	1,219
EP Energy LLC
8.00%, 11/29/24 (b) (e)	2,500	2,537
Exterran Partners LP
6.00%, 04/01/21	2,001	1,963
FTS International Inc.
8.82%, (3M US LIBOR + 7.50%), 06/15/20 (b) (g)	4,000	4,062
Hilcorp Energy I LP
5.00%, 12/01/24 (b)	1,025	1,008
Jones Energy Holdings LLC
6.75%, 04/01/22 (e)	2,000	1,650
Laredo Petroleum Inc.
5.63%, 01/15/22	2,000	2,014
MEG Energy Corp.
6.38%, 01/30/23 (b)	1,650	1,439
Murphy Oil Corp.
5.75%, 08/15/25	4,000	4,120
Murphy Oil USA Inc.
6.00%, 08/15/23	2,575	2,719
5.63%, 05/01/27	1,775	1,913
Nabors Industries Inc.
5.50%, 01/15/23 (e)	2,875	2,818
Oasis Petroleum Inc.
6.88%, 03/15/22 (e)	1,000	1,016
Parker Drilling Co.
6.75%, 07/15/22	1,000	801
RSP Permian Inc.
6.63%, 10/01/22	3,500	3,667
Sanchez Energy Corp.
6.13%, 01/15/23 (e)	1,250	1,074
SESI LLC
7.13%, 12/15/21	3,000	3,072
Summit Midstream Holdings LLC
5.50%, 08/15/22	750	755
Sunoco LP
6.38%, 04/01/23	3,600	3,825
Tesoro Corp.
5.13%, 12/15/26 (b)	1,425	1,565
Transocean Inc.
6.50%, 11/15/20 (e)	1,000	1,029
8.13%, 12/15/21 (e) (h)	1,000	1,068
Weatherford International Ltd.
7.75%, 06/15/21	1,500	1,560
4.50%, 04/15/22 (e)	2,750	2,552
		71,597
Energy 0.5%
Cenovus Energy Inc.
6.75%, 11/15/39	3,000	3,454
Financials 9.8%
Ally Financial Inc.
5.13%, 09/30/24	1,500	1,624
5.75%, 11/20/25 (e)	1,500	1,625
Altice Financing SA
6.50%, 01/15/22 (b)	3,500	3,637
6.63%, 02/15/23 (b)	1,250	1,325
Commerzbank AG
8.13%, 09/19/23 (b)	1,975	2,393
Credit Acceptance Corp.
6.13%, 02/15/21	3,000	3,054
7.38%, 03/15/23	2,044	2,155
CSTN Merger Sub Inc.
6.75%, 08/15/24 (b)	1,000	996
	Shares/Par†	Value
DAE Funding LLC
5.00%, 08/01/24 (b)	1,750	1,792
Dana Financing Luxembourg SARL
5.75%, 04/15/25 (b)	1,125	1,187
Diamond 1 Finance Corp.
7.13%, 06/15/24 (b)	5,500	6,079
First Quality Finance Co. Inc.
5.00%, 07/01/25 (b)	2,200	2,268
Grinding Media Inc.
7.38%, 12/15/23 (b)	2,500	2,712
Herc Spinoff Escrow Issuer LLC
7.50%, 06/01/22 (b)	3,150	3,398
Horizon Pharma Financing Inc.
6.63%, 05/01/23 (e)	1,000	975
Icahn Enterprises LP
6.00%, 08/01/20	1,825	1,880
5.88%, 02/01/22	1,700	1,756
6.25%, 02/01/22	1,175	1,226
Intesa Sanpaolo SpA
5.02%, 06/26/24 (b)	2,000	2,033
LPL Holdings Inc.
5.75%, 09/15/25 (b)	3,925	4,072
Nexstar Escrow Corp.
5.63%, 08/01/24 (b)	2,925	3,037
Nielsen Finance LLC
5.00%, 04/15/22 (b)	1,250	1,295
Peabody Securities Finance Corp.
6.00%, 03/31/22 (b)	700	725
Royal Bank of Scotland Group Plc
6.00%, 12/19/23	1,050	1,168
5.13%, 05/28/24	2,050	2,181
SLM Corp.
5.50%, 01/15/19 - 01/25/23	5,500	5,648
Solera LLC
10.50%, 03/01/24 (b)	2,850	3,243
Springleaf Finance Corp.
5.25%, 12/15/19	3,000	3,122
UniCredit SpA
5.86%, (Bloomberg Barclays US Corporate High Yield Total Return Index Value Unhedged USD + 3.70%), 06/19/32 (b) (g)	2,000	2,099
Ziggo Bond Finance BV
6.00%, 01/15/27 (b)	2,050	2,124
Ziggo Secured Finance BV
5.50%, 01/15/27 (b)	1,250	1,282
		72,111
Health Care 6.1%
Community Health Systems Inc.
8.00%, 11/15/19	3,750	3,652
6.25%, 03/31/23	1,500	1,478
Endo Finance LLC
6.00%, 07/15/23 (b)	1,550	1,278
5.88%, 10/15/24 (b) (e)	1,525	1,598
Endo Finance LLC & Endo Finco Inc.
5.38%, 01/15/23 (b)	1,200	979
HCA Inc.
6.50%, 02/15/20	2,500	2,722
5.00%, 03/15/24	1,050	1,119
5.38%, 02/01/25	3,300	3,488
Horizon Pharma Inc.
8.75%, 11/01/24 (c) (d)	250	262
Lifepoint Health Inc.
5.50%, 12/01/21	2,000	2,068
5.88%, 12/01/23	1,500	1,586
Mallinckrodt International Finance SA
5.75%, 08/01/22 (b) (e)	2,000	1,956
5.63%, 10/15/23 (b) (e)	1,000	934
MEDNAX Inc.
5.25%, 12/01/23 (b)	1,500	1,567
Tenet Healthcare Corp.
4.75%, 06/01/20	3,000	3,097
4.38%, 10/01/21	750	760
Teva Pharmaceutical Finance III BV
3.15%, 10/01/26 (e)	2,500	2,307

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Universal Health Services Inc.
5.00%, 06/01/26 (b)	4,000	4,215
Universal Hospital Services Inc.
7.63%, 08/15/20	4,500	4,563
Valeant Pharmaceuticals International Inc.
7.00%, 03/15/24 (b)	5,000	5,329
		44,958
Industrials 5.4%
ADT Corp.
4.13%, 06/15/23	3,500	3,571
Ahern Rentals Inc.
7.38%, 05/15/23 (b)	375	344
Ashtead Capital Inc.
5.63%, 10/01/24 (b)	1,570	1,684
Bombardier Inc.
8.75%, 12/01/21 (b)	1,000	1,077
6.00%, 10/15/22 (b)	4,000	3,878
Fly Leasing Ltd.
6.38%, 10/15/21 (c) (e)	3,045	3,188
Gibraltar Industries Inc.
6.25%, 02/01/21 (f)	3,850	3,951
KAR Auction Services Inc.
5.13%, 06/01/25 (b)	1,225	1,274
Mobile Mini Inc.
5.88%, 07/01/24	1,925	2,016
Monitronics International Inc.
9.13%, 04/01/20 (e)	2,750	2,447
NMG Finco Plc
5.75%, 08/01/22 (b)	2,725	2,811
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (b)	1,000	1,041
5.50%, 02/15/24 (b)	2,500	2,628
TransDigm Inc.
6.00%, 07/15/22	2,000	2,077
6.38%, 06/15/26	500	512
Tutor Perini Corp.
6.88%, 05/01/25 (b) (e)	975	1,056
United Continental Holdings Inc.
4.25%, 10/01/22	4,500	4,542
United Rentals North America Inc.
5.50%, 07/15/25	1,500	1,609
		39,706
Information Technology 8.0%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (e)	3,250	3,439
BMC Software Finance Inc.
8.13%, 07/15/21 (b)	2,500	2,573
Booz Allen Hamilton Inc.
5.13%, 05/01/25 (b)	2,025	2,044
First Data Corp.
7.00%, 12/01/23 (b)	6,500	6,959
Hertz Corp.
5.88%, 10/15/20 (e)	2,500	2,470
Infor Software Parent LLC
7.88%, 05/01/21 (b) (i)	1,500	1,531
Ingram Micro Inc.
5.00%, 08/10/22	1,450	1,466
5.45%, 12/15/24 (f)	3,550	3,656
j2 Cloud Services LLC
6.00%, 07/15/25 (b)	5,825	6,092
Match Group Inc.
6.38%, 06/01/24	4,000	4,355
Micron Technology Inc.
5.50%, 02/01/25	1,175	1,253
NCR Corp.
5.00%, 07/15/22	2,500	2,564
Open Text Corp.
5.88%, 06/01/26 (b)	3,000	3,292
Plantronics Inc.
5.50%, 05/31/23 (b)	1,000	1,038
Sabre GLBL Inc.
5.25%, 11/15/23 (b)	3,750	3,870
Seagate HDD Cayman
4.75%, 06/01/23	1,250	1,267
	Shares/Par†	Value
4.88%, 06/01/27	2,750	2,595
Sensata Technologies BV
5.00%, 10/01/25 (b)	3,750	3,956
TTM Technologies Inc.
5.63%, 10/01/25 (b)	975	988
Western Digital Corp.
7.38%, 04/01/23 (b)	3,000	3,284
		58,692
Materials 9.2%
AK Steel Corp.
6.38%, 10/15/25 (e)	3,425	3,382
Alcoa Nederland Holding BV
6.75%, 09/30/24 (b)	1,750	1,936
7.00%, 09/30/26 (b)	1,400	1,589
ARD Finance SA
7.88%, 09/15/23 (i)	3,200	3,428
Building Materials Corp. of America
5.38%, 11/15/24 (b)	3,500	3,719
Cemex SAB de CV
7.75%, 04/16/26 (b) (e)	3,000	3,446
CF Industries Holding Inc.
7.13%, 05/01/20	3,250	3,605
CF Industries Inc.
3.45%, 06/01/23 (e)	1,250	1,235
Chemours Co.
6.63%, 05/15/23	1,000	1,064
7.00%, 05/15/25	3,000	3,325
Clearwater Paper Corp.
4.50%, 02/01/23 (c)	2,000	1,991
Constellium NV
7.88%, 04/01/21	1,450	1,537
5.75%, 05/15/24 (b)	700	705
Freeport-McMoRan Inc.
4.00%, 11/14/21	2,000	2,007
3.55%, 03/01/22	2,800	2,762
Hexion US Finance Corp.
6.63%, 04/15/20	2,000	1,789
Huntsman International LLC
5.13%, 11/15/22	1,500	1,618
INEOS Group Holdings SA
5.63%, 08/01/24 (b) (e)	3,325	3,456
New Gold Inc.
6.25%, 11/15/22 (b) (e)	3,500	3,636
NOVA Chemicals Corp.
4.88%, 06/01/24 (b)	1,300	1,317
5.25%, 06/01/27 (b)	2,700	2,724
Olin Corp.
5.13%, 09/15/27	3,000	3,139
Perstorp Holding AB
8.50%, 06/30/21 (b) (e)	1,325	1,426
Platform Specialty Products Corp.
10.38%, 05/01/21 (b)	2,750	2,997
Reynolds Group Issuer Inc.
5.75%, 10/15/20	2,750	2,797
Teck Resources Ltd.
2.50%, 02/01/18	1,000	996
3.75%, 02/01/23	250	253
United States Steel Corp.
8.38%, 07/01/21 (b)	2,250	2,483
Venator Finance SARL
5.75%, 07/15/25 (b)	3,525	3,667
		68,029
Real Estate 1.9%
CyrusOne LP
5.00%, 03/15/24	650	684
5.38%, 03/15/27 (b)	2,375	2,539
Equinix Inc.
5.75%, 01/01/25	1,050	1,132
5.88%, 01/15/26	2,500	2,744
Iron Mountain Inc.
5.75%, 08/15/24	725	747
iStar Inc.
4.63%, 09/15/20	2,300	2,352

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
SBA Communications Corp.
4.88%, 07/15/22	3,750	3,874
		14,072
Telecommunication Services 7.4%
C&W Senior Financing Designated Activity Co.
6.88%, 09/15/27 (b)	4,950	5,160
CenturyLink Inc.
6.45%, 06/15/21	1,500	1,566
5.80%, 03/15/22	2,750	2,742
Frontier Communications Corp.
11.00%, 09/15/25	1,000	849
Hughes Satellite Systems Corp.
7.63%, 06/15/21	2,000	2,264
Intelsat Jackson Holdings Ltd.
7.25%, 10/15/20	1,750	1,687
Level 3 Financing Inc.
5.38%, 08/15/22 - 01/15/24	4,810	4,933
5.25%, 03/15/26	1,000	1,026
Sprint Corp.
7.25%, 09/15/21	8,000	8,893
7.13%, 06/15/24	4,100	4,610
Syniverse Foreign Holdings Corp.
9.13%, 01/15/22 (b)	3,500	3,562
Telecom Italia SpA
5.30%, 05/30/24 (b)	2,000	2,173
T-Mobile USA Inc.
6.00%, 03/01/23	5,600	5,897
5.13%, 04/15/25	75	78
Virgin Media Finance Plc
6.38%, 04/15/23 (b)	1,500	1,569
Virgin Media Secured Finance Plc
5.50%, 08/15/26 (b)	2,500	2,636
Wind Acquisition Finance SA
4.75%, 07/15/20 (b)	5,200	5,267
		54,912
Utilities 1.8%
AES Corp.
6.00%, 05/15/26	3,000	3,225
Dynegy Inc.
6.75%, 11/01/19	2,269	2,350
7.38%, 11/01/22 (e)	3,000	3,134
NextEra Energy Partners LP
4.25%, 09/15/24	500	512
4.50%, 09/15/27 (b)	900	917
NRG Energy Inc.
6.25%, 07/15/22 - 05/01/24	3,000	3,136
		13,274
Total Corporate Bonds And Notes (cost $610,508)		624,901
SENIOR LOAN INTERESTS 11.9%
Consumer Discretionary 3.3%
Acosta Holdco Inc.
Term Loan, 4.48%, (3M LIBOR + 3.25%), 09/26/21 (g)	86	76
Allied Universal Holdco LLC
Term Loan, 0.00%, (3M LIBOR + 3.75%), 07/28/22 (g) (j)	34	34
Term Loan, 5.05%, (3M LIBOR + 3.75%), 07/28/22 (g)	413	412
American Bath Group LLC
Term Loan B, 6.55%, (3M LIBOR + 5.25%), 09/30/23 (g)	1,439	1,443
American Tire Distributors Holdings Inc.
Term Loan, 5.48%, (1M LIBOR + 4.25%), 10/01/21 (g)	441	445
Bass Pro Group LLC
Term Loan B, 6.23%, (3M LIBOR + 5.00%), 11/15/23 - 04/01/24 (g)	365	344
Caesars Entertainment Resort Properties LLC
Term Loan B, 4.74%, (3M LIBOR + 3.50%), 10/11/20 (g)	606	607
California Pizza Kitchen Inc.
Term Loan, 7.30%, (3M LIBOR + 6.00%), 12/31/22 (g)	1,985	1,965
	Shares/Par†	Value
Casablanca US Holdings Inc.
1st Lien Term Loan, 6.01%, (3M LIBOR + 4.75%), 02/16/24 (g)	2	2
1st Lien Term Loan, 6.06%, (3M LIBOR + 4.75%), 02/16/24 (c) (g)	312	312
Dynacast International LLC
Term Loan B, 4.58%, (3M LIBOR + 3.25%), 01/28/22 (g)	840	844
Fort Dearborn Co.
1st Lien Term Loan, 5.33%, (3M LIBOR + 4.00%), 09/29/23 (g)	1	1
1st Lien Term Loan, 5.30%, (3M LIBOR + 4.00%), 10/06/23 (g)	163	163
1st Lien Term Loan, 5.30%, (3M LIBOR + 4.00%), 10/06/23 (c) (g)	330	331
1st Lien Term Loan, 5.23%, (3M LIBOR + 4.00%), 10/19/23 (g)	7	7
Getty Images Inc.
Term Loan B, 4.80%, (3M LIBOR + 3.50%), 10/03/19 (g)	119	102
Helix Gen Funding LLC
Term Loan B, 5.08%, (3M LIBOR + 3.75%), 03/02/24 (g)	431	435
iHeartCommunications Inc.
Term Loan D, 8.08%, (1M LIBOR + 6.75%), 01/30/19 (g)	444	342
International Car Wash Group Ltd.
Term Loan, 0.00%, (3M LIBOR + 3.50%), 09/26/24 (g) (j)	125	125
Jeld-Wen Inc.
Term Loan B, 4.30%, (3M LIBOR + 3.00%), 07/01/22 (g)	306	308
Jo-Ann Stores Inc.
Term Loan, 6.39%, (3M LIBOR + 5.00%), 09/29/23 (g)	160	153
Landry's Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 09/07/23 (g) (j)	215	216
Learning Care Group (US) No. 2 Inc.
Term Loan, 5.26%, (3M LIBOR + 4.00%), 05/05/21 (g) (k)	6	6
Term Loan, 5.28%, (3M LIBOR + 4.00%), 05/05/21 (g) (k)	221	223
Term Loan, 5.30%, (3M LIBOR + 4.00%), 05/05/21 (c) (g) (k)	74	74
Mister Car Wash Holdings Inc.
Term Loan B, 5.03%, (3M LIBOR + 3.75%), 08/20/21 (g)	453	455
Neiman Marcus Group Inc.
Term Loan, 4.48%, (3M LIBOR + 3.25%), 10/25/20 (g)	143	106
Numericable US LLC
Term Loan B-10, 0.00%, (3M LIBOR + 3.25%), 01/14/25 (g) (j)	125	125
NVA Holdings Inc.
1st Lien Term Loan B-2, 4.83%, (1M LIBOR + 3.50%), 08/14/21 (g)	448	451
P.F. Chang's China Bistro Inc.
Term Loan B, 6.24%, (3M LIBOR + 5.00%), 08/18/22 (g) (k)	775	736
Packers Holdings LLC
Term Loan B, 4.73%, (3M LIBOR + 3.50%), 12/02/21 (c) (g)	1,028	1,033
Petco Animal Supplies Inc.
Term Loan B, 4.31%, (3M LIBOR + 3.00%), 01/12/23 (g)	252	207
PetSmart Inc.
Term Loan B-2, 4.24%, (3M LIBOR + 3.00%), 03/11/22 (g)	206	174
PlayPower Inc.
1st Lien Term Loan, 6.05%, (3M LIBOR + 4.75%), 06/23/21 (c) (g) (k)	1,731	1,740
Redbox Automated Retail LLC
Term Loan B, 8.74%, (3M LIBOR + 7.50%), 09/26/21 (g)	178	179
Term Loan B, 8.80%, (3M LIBOR + 7.50%), 09/26/21 (g)	937	942

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Rentpath Inc.
Term Loan, 5.99%, (3M LIBOR + 4.75%), 12/17/21 (g)	1,482	1,485
Scientific Games International Inc.
Term Loan B-4, 0.00%, (3M LIBOR + 3.25%), 10/01/21 (g) (j)	24	24
Term Loan B-4, 4.51%, (3M LIBOR + 3.25%), 08/14/24 (g)	456	456
SHO Holding I Corp.
Term Loan, 6.24%, (3M LIBOR + 5.00%), 10/27/22 (c) (g) (k)	1,485	1,459
Spin Holdco Inc.
Term Loan B, 5.01%, (3M LIBOR + 3.75%), 11/14/22 (g)	306	307
Staples Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 08/09/24 (g) (j)	405	403
Strategic Partners Inc.
Term Loan, 5.74%, (3M LIBOR + 4.50%), 06/09/23 (c) (g) (k)	726	732
TGP Holdings III LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 09/16/24 (g) (j)	475	477
2nd Lien Term Loan, 9.74%, (3M LIBOR + 8.50%), 09/16/25 (g) (k)	210	210
Travelport Finance (Luxembourg) SARL
Term Loan, 4.06%, (3M LIBOR + 2.75%), 09/02/21 (g)	619	618
Tribune Media Co.
Term Loan, 4.24%, (3M LIBOR + 3.00%), 12/27/20 (g)	14	14
Term Loan C, 4.24%, (3M LIBOR + 3.00%), 01/20/24 (g)	174	174
Trimark USA LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 09/11/24 (g) (j)	120	120
TruGreen LP
Term Loan, 0.00%, (3M LIBOR + 4.00%), 04/13/23 (g) (j)	184	186
Term Loan, 5.24%, (3M LIBOR + 4.00%), 05/07/23 (g)	285	288
Univision Communications Inc.
Term Loan C-5, 3.98%, (3M LIBOR + 2.75%), 03/15/24 (g)	148	146
VIP Cinema Holdings Inc.
Term Loan B, 7.30%, (3M LIBOR + 6.00%), 03/01/23 (g)	494	497
Vivid Seats Ltd.
1st Lien Term Loan, 5.24%, (3M LIBOR + 4.00%), 06/27/24 (g)	450	449
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 4.49%, (3M LIBOR + 3.25%), 03/19/21 (g)	346	348
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.25%), 05/06/22 (g) (j)	189	191
2nd Lien Term Loan, 8.49%, (3M LIBOR + 7.25%), 05/06/22 (g)	35	35
2nd Lien Term Loan, 8.49%, (3M LIBOR + 7.25%), 05/06/22 (c) (g)	382	386
		24,123
Consumer Staples 0.7%
Amplify Snack Brands Inc.
Term Loan, 6.74%, (3M LIBOR + 5.50%), 08/24/23 (g)	1,489	1,471
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.75%), 01/26/24 (g)	95	91
PFS Holding Corp.
1st Lien Term Loan, 4.74%, (3M LIBOR + 3.50%), 01/31/21 (g)	987	908
2nd Lien Term Loan, 8.49%, (3M LIBOR + 7.25%), 01/31/22 (g)	751	636
Refresco Group BV
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 09/18/24 (g) (j) (k)	125	125
Shearer's Foods Inc.
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.94%), 06/30/21 (g)	243	243
	Shares/Par†	Value
Vistage Worldwide Inc.
Term Loan B, 6.74%, (3M LIBOR + 5.50%), 08/13/21 (c) (g)	1,431	1,435
		4,909
Energy 0.4%
California Resources Corp.
2nd Lien Term Loan, 11.61%, (3M LIBOR + 10.38%), 08/05/23 (g)	84	89
Chesapeake Energy Corp.
Term Loan, 8.81%, (3M LIBOR + 7.50%), 08/16/21 (g)	207	223
Chief Exploration & Development LLC
2nd Lien Term Loan, 7.96%, (1M LIBOR + 6.50%), 05/12/21 (g)	324	317
Emerald Performance Materials LLC
2nd Lien Term Loan, 8.98%, (1M LIBOR + 7.75%), 07/23/22 (g)	304	303
MEG Energy Corp.
Term Loan B, 4.73%, (3M LIBOR + 3.50%), 12/31/23 (g)	193	191
MHVC Acquisitiion Corp.
Term Loan, 6.49%, (3M LIBOR + 5.25%), 04/23/24 (g)	533	539
Murray Energy Corp.
Term Loan B-2, 8.55%, (3M LIBOR + 7.25%), 04/16/20 (g)	153	140
Peabody Energy Corp.
Term Loan, 4.74%, (3M LIBOR + 4.50%), 02/08/22 (g)	158	158
Term Loan, 0.00%, (3M LIBOR + 4.50%), 03/31/22 (g) (j)	301	302
TPF II Power LLC
Term Loan B, 4.99%, (3M LIBOR + 3.75%), 10/02/23 (g)	508	510
		2,772
Financials 1.4%
Acrisure LLC
Term Loan B, 6.27%, (3M LIBOR + 5.00%), 11/03/23 (g)	602	608
Ascensus Inc.
Term Loan, 5.30%, (3M LIBOR + 4.00%), 12/05/22 (g)	611	615
ASP MCS Acquisition Corp.
Term Loan B, 6.06%, (3M LIBOR + 4.75%), 05/09/24 (g) (k)	555	561
AssuredPartners Inc.
Term Loan, 0.00%, (3M LIBOR + 3.35%), 10/21/22 (g) (j)	71	71
Term Loan, 4.74%, (3M LIBOR + 3.35%), 10/22/22 (g)	788	789
Asurion LLC
2nd Lien Term Loan, 7.23%, (3M LIBOR + 6.00%), 08/04/25 (g)	582	595
DTZ US Borrower LLC
1st Lien Term Loan, 4.55%, (3M LIBOR + 3.25%), 11/04/21 (g)	38	38
1st Lien Term Loan, 4.56%, (3M LIBOR + 3.25%), 11/04/21 (g)	259	259
1st Lien Term Loan, 4.57%, (3M LIBOR + 3.25%), 11/04/21 (g)	576	577
Edelman Financial Group
Term Loan B, 6.81%, (3M LIBOR + 5.50%), 12/19/22 (g)	986	986
Focus Financial Partners LLC
1st Lien Term Loan, 4.55%, (3M LIBOR + 3.25%), 05/20/24 (g)	455	458
GK Holdings Inc.
1st Lien Term Loan, 7.30%, (3M LIBOR + 6.00%), 01/29/21 (c) (g) (k)	1,489	1,399
Higginbotham & Associates LLC
1st Lien Term Loan, 6.24%, (3M LIBOR + 5.00%), 11/30/21 (c) (g) (k)	1,485	1,491
IG Investment Holdings LLC
Term Loan, 5.30%, (3M LIBOR + 4.00%), 10/31/21 (g)	460	463

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
iStar Inc.
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 06/30/20 (g)	354	355
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 06/30/20 (c) (g)	354	355
Jane Street Group LLC
Term Loan B, 5.74%, (3M LIBOR + 4.50%), 08/03/22 (g)	284	286
Kingpin Intermediate Holdings LLC
1st Lien Term Loan B, 5.57%, (3M LIBOR + 4.25%), 06/26/24 (g)	450	452
1st Lien Term Loan B, 5.49%, (3M LIBOR + 4.25%), 06/28/24 (g)	1	1
Resolute Investment Managers Inc.
1st Lien Term Loan, 5.55%, (3M LIBOR + 4.25%), 04/30/22 (c) (g) (k)	98	99
Zest Holdings LLC
Term Loan, 5.49%, (3M LIBOR + 4.25%), 08/13/23 (g)	173	175
		10,633
Health Care 1.7%
ADMI Corp.
Term Loan B, 5.06%, (3M LIBOR + 3.75%), 04/29/22 (g)	315	318
Term Loan B, 5.07%, (3M LIBOR + 3.75%), 04/29/22 (g)	151	152
Term Loan B, 5.08%, (3M LIBOR + 3.75%), 04/29/22 (g)	64	65
Affordable Care Holding Corp.
1st Lien Term Loan, 5.99%, (3M LIBOR + 4.75%), 10/24/22 (c) (g)	447	448
Air Methods Corp.
Term Loan B, 4.83%, (3M LIBOR + 3.50%), 04/12/24 (g)	338	333
Albany Molecular Research Inc.
1st Lien Term Loan, 4.49%, (3M LIBOR + 3.25%), 08/08/24 (g)	458	458
Amneal Pharmaceuticals LLC
Term Loan, 4.83%, (3M LIBOR + 3.50%), 11/01/19 (g)	604	606
ATI Holdings Acquisition Inc.
Term Loan, 4.80%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (g)	840	848
Beaver-Visitec International Inc.
1st Lien Term Loan, 6.30%, (3M LIBOR + 5.00%), 08/18/23 (g) (k)	525	525
BioClinica Inc.
1st Lien Term Loan, 5.50%, (3M LIBOR + 4.25%), 10/06/23 (g)	2	2
1st Lien Term Loan, 5.56%, (3M LIBOR + 4.25%), 10/06/23 (g)	969	951
Curo Health Services Holdings Inc.
1st Lien Term Loan, 5.26%, (3M LIBOR + 4.00%), 02/03/22 (g)	3	3
1st Lien Term Loan, 5.31%, (3M LIBOR + 4.00%), 02/07/22 (g)	985	985
DJO Finance LLC
Term Loan, 0.00%, (3M LIBOR + 3.25%), 06/07/20 (g) (j)	—	—
Term Loan, 4.49%, (3M LIBOR + 3.25%), 06/07/20 - 06/27/20 (g)	124	124
Endo Luxembourg Finance Co. I SARL
Term Loan B, 5.50%, (3M LIBOR + 4.25%), 04/12/24 (g)	457	461
INC Research LLC
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 06/24/24 (g)	399	400
MPH Acquisition Holdings LLC
Term Loan B, 4.33%, (3M LIBOR + 3.00%), 06/07/23 (g)	628	633
Nature's Bounty Co.
Term Loan, 4.74%, (3M LIBOR + 3.50%), 08/15/24 (g)	263	260
2nd Lien Term Loan, 8.99%, (3M LIBOR + 7.75%), 08/09/25 (g)	180	177
NMSC Holdings Inc.
1st Lien Term Loan, 6.30%, (3M LIBOR + 5.00%), 04/11/23 (c) (g)	346	350
	Shares/Par†	Value
Parexel International Corp.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 09/27/24 (g) (j)	257	259
Press Ganey Holdings Inc.
1st Lien Term Loan, 4.49%, (3M LIBOR + 3.25%), 09/29/23 (g)	447	449
Professional Physical Therapy
Term Loan, 7.30%, (3M LIBOR + 6.00%), 12/16/22 (c) (g) (k)	1,492	1,489
Prospect Medical Holdings Inc.
Term Loan, 7.50%, (3M LIBOR + 6.00%), 06/01/20 (c) (g)	643	652
Surgery Center Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 11/03/20 (g) (j) (k)	103	102
Term Loan B, 4.49%, (3M LIBOR + 3.25%), 06/18/24 (g)	310	307
Tecomet Inc.
Term Loan B, 5.06%, (3M LIBOR + 3.75%), 04/18/24 (g)	425	427
Valeant Pharmaceuticals International Inc.
Term Loan B-F1, 5.99%, (3M LIBOR + 4.75%), 03/13/22 (g)	521	531
VFH Parent LLC
Term Loan, 5.06%, (3M LIBOR + 3.75%), 12/30/21 (c) (g)	327	330
		12,645
Industrials 0.9%
Brand Energy & Infrastructure Services Inc.
Term Loan, 5.48%, (3M LIBOR + 4.25%), 06/16/24 (g)	3	3
Term Loan, 5.51%, (3M LIBOR + 4.25%), 06/16/24 (g)	508	511
Term Loan, 5.56%, (3M LIBOR + 4.25%), 06/16/24 (g)	97	97
Brickman Group Ltd. LLC
2nd Lien Term Loan, 7.73%, (1M LIBOR + 6.50%), 12/15/21 (g)	293	293
CareerBuilder LLC
Term Loan, 8.01%, (3M LIBOR + 6.75%), 08/27/23 (g)	264	257
Cortes NP Acquisition Corp.
Term Loan B, 5.24%, (3M LIBOR + 4.00%), 11/30/23 (g)	458	461
Emerald Expositions Holding Inc.
Term Loan B, 4.33%, (3M LIBOR + 3.00%), 05/22/24 (g)	650	653
Engility Corp.
Term Loan B-2, 0.00%, (3M LIBOR + 3.25%), 08/12/23 (g) (j)	—	—
Term Loan B-2, 4.49%, (3M LIBOR + 3.25%), 08/12/23 (g)	802	811
Mueller Water Products Inc.
Term Loan B, 3.74%, (1M LIBOR + 2.50%), 11/25/21 (g)	342	343
Term Loan B, 3.80%, (1M LIBOR + 2.50%), 11/25/21 (g)	152	152
Prime Security Services Borrower LLC
1st Lien Term Loan, 3.98%, (3M LIBOR + 2.75%), 05/02/22 (g)	451	455
Road Infrastructure Investment LLC
1st Lien Term Loan, 4.74%, (3M LIBOR + 3.50%), 06/13/23 (g)	962	965
1st Lien Term Loan, 6.75%, (3M LIBOR + 3.50%), 06/13/23 (g)	2	2
SRP Cos. Inc.
Delayed Draw Term Loan, 7.68%, (3M LIBOR + 6.50%), 09/13/23 (g) (k)	23	23
Delayed Draw Term Loan, 7.79%, (3M LIBOR + 6.50%), 09/13/23 (g) (k)	115	114
Delayed Draw Term Loan, 7.82%, (3M LIBOR + 6.50%), 09/13/23 (g) (k)	79	78
Delayed Draw Term Loan, 7.82%, (3M LIBOR + 6.50%), 09/13/23 (c) (g) (k)	64	64
Term Loan, 7.82%, (3M LIBOR + 6.50%), 09/22/23 (c) (g) (k)	1,309	1,302

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
USIC Holdings Inc.
Term Loan B, 5.00%, (3M LIBOR + 3.50%), 12/09/23 (g)	459	462
		7,046
Information Technology 1.5%
Almonde Inc.
1st Lien Term Loan, 4.82%, (3M LIBOR + 3.50%), 04/06/24 (g)	213	214
1st Lien Term Loan, 4.74%, (3M LIBOR + 3.50%), 04/26/24 (g)	—	—
2nd Lien Term Loan, 8.57%, (3M LIBOR + 7.25%), 04/27/25 (g)	585	594
Applied Systems Inc.
1st Lien Term Loan, 4.57%, (3M LIBOR + 3.25%), 09/06/24 (g)	125	126
Ascend Learning LLC
Term Loan B, 4.48%, (3M LIBOR + 3.25%), 06/29/24 (g)	454	456
Avast Software BV
Term Loan B, 4.58%, (3M LIBOR + 3.25%), 09/30/23 (g)	821	824
Birch Communications Inc.
Term Loan, 8.55%, (3M LIBOR + 7.25%), 07/17/20 (g)	199	165
Compuware Corp.
Term Loan B-3, 5.55%, (1M LIBOR + 4.25%), 12/15/21 (g)	884	892
Epicor Software Corp.
1st Lien Term Loan, 4.99%, (3M LIBOR + 3.75%), 06/01/22 (g)	590	591
Mediaocean LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 4.25%), 08/04/22 (g)	228	229
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.25%), 08/15/22 (g) (j)	7	7
MH Sub I LLC
1st Lien Term Loan, 4.82%, (3M LIBOR + 3.50%), 08/09/24 (g)	307	305
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/16/24 (g) (j)	147	147
Netsmart Technologies Inc.
Term Loan C-1, 5.80%, (3M LIBOR + 4.50%), 04/19/23 (c) (g) (k)	595	601
NeuStar Inc.
Term Loan B-2, 5.06%, (3M LIBOR + 3.75%), 02/28/24 (g)	361	364
Term Loan B-2, 0.00%, (3M LIBOR + 3.75%), 03/01/24 (g) (j)	106	107
Omnitracs Inc.
1st Lien Term Loan, 5.05%, (3M LIBOR + 3.75%), 11/25/20 (g)	553	558
Openlink International Intermediate Inc.
Term Loan, 7.76%, (3M LIBOR + 6.50%), 07/29/19 (g)	1	1
Term Loan, 7.81%, (3M LIBOR + 6.50%), 07/29/19 (g)	286	286
Peak 10 Inc.
1st Lien Term Loan, 4.81%, (3M LIBOR + 3.50%), 07/24/24 (g)	453	453
Riverbed Technology Inc.
Term Loan, 4.49%, (3M LIBOR + 3.25%), 04/22/22 (g)	496	484
RSC Acquisition Inc.
Term Loan, 6.55%, (3M LIBOR + 5.25%), 11/30/22 (c) (g) (k)	987	973
Sandvine Corp.
Term Loan B, 0.00%, (3M LIBOR + 5.75%), 08/23/22 (g) (j) (k)	150	144
Skillsoft Corp.
1st Lien Term Loan, 5.99%, (1M LIBOR + 4.75%), 04/28/21 (g)	207	195
SMS Systems Maintenance Services Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 5.00%), 11/01/23 (g)	460	447
Sophia LP
Term Loan B, 4.58%, (1M LIBOR + 3.25%), 09/30/22 (g)	642	641
	Shares/Par†	Value
Vencore Inc.
1st Lien Term Loan, 6.05%, (3M LIBOR + 4.75%), 11/23/19 (g)	586	591
2nd Lien Term Loan, 10.05%, (3M LIBOR + 8.75%), 05/23/20 (g)	350	352
WEX Inc.
Term Loan B-2, 3.99%, (3M LIBOR + 2.75%), 06/30/24 (g)	630	636
		11,383
Materials 1.4%
Anchor Glass Container Corp.
1st Lien Term Loan, 3.98%, (1M LIBOR + 2.75%), 12/07/23 (g)	403	404
1st Lien Term Loan, 4.07%, (1M LIBOR + 2.75%), 12/07/23 (g)	249	250
2nd Lien Term Loan, 9.07%, (3M LIBOR + 7.75%), 11/22/24 (g)	214	215
ASP Chromaflo Dutch I BV
Term Loan B-2, 5.24%, (3M LIBOR + 4.00%), 11/03/23 (g)	400	401
ASP Chromaflo Intermediate Holdings Inc.
Term Loan B-1, 5.24%, (3M LIBOR + 4.00%), 11/03/23 (g)	307	308
Avantor Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 09/20/24 (g) (j)	608	610
Avantor Performance Materials Holdings LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 03/11/24 (g) (j)	7	7
Berlin Packaging LLC
Term Loan B, 4.49%, (3M LIBOR + 3.25%), 11/22/21 (g)	224	224
Term Loan B, 4.55%, (3M LIBOR + 3.25%), 11/22/21 (g)	135	135
2nd Lien Term Loan, 7.99%, (3M LIBOR + 6.75%), 09/30/22 (g)	150	150
Berry Plastics Group Inc.
Term Loan N, 3.49%, (3M LIBOR + 2.25%), 01/19/24 (g)	70	70
BWAY Holding Co.
Term Loan B, 4.48%, (3M LIBOR + 3.25%), 04/03/24 (g)	346	346
Term Loan B, 6.50%, (US Prime Rate + 2.25%), 04/03/24 (g)	1	1
Consolidated Container Co. LLC
1st Lien Term Loan, 4.74%, (1M LIBOR + 3.50%), 05/10/24 (g)	306	308
CPG International Inc.
Term Loan, 5.05%, (3M LIBOR + 3.75%), 05/03/24 (g)	456	459
Emerald Performance Materials LLC
1st Lien Term Loan, 4.74%, (1M LIBOR + 3.50%), 07/23/21 (g)	494	497
Flex Acquisition Co. Inc.
1st Lien Term Loan, 4.30%, (3M LIBOR + 3.00%), 12/15/23 (g)	585	587
Global Brass and Copper Inc.
Term Loan B, 4.50%, (3M LIBOR + 3.25%), 07/18/23 (c) (g)	125	126
GYP Holdings III Corp.
Term Loan B, 4.31%, (3M LIBOR + 3.00%), 04/01/23 (g)	269	271
IBC Capital Ltd.
1st Lien Term Loan, 5.07%, (1M LIBOR + 3.75%), 08/04/21 (g)	741	734
KMG Chemicals Inc.
Term Loan B, 5.49%, (3M LIBOR + 4.25%), 06/11/24 (g)	171	173
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/17/24 (g) (j)	26	26
MacDermid Inc.
Term Loan B-5, 4.74%, (3M LIBOR + 3.50%), 06/07/20 (g)	302	303
Term Loan B-6, 4.23%, (3M LIBOR + 3.00%), 06/07/23 (g)	4	4
PLZ Aeroscience Corp.
Term Loan, 4.80%, (3M LIBOR + 3.50%), 07/31/22 (g)	27	27

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Term Loan, 4.81%, (3M LIBOR + 3.50%), 07/31/22 (g)	207	208
Term Loan, 4.82%, (3M LIBOR + 3.50%), 07/31/22 (g)	104	105
PQ Corp.
Term Loan, 4.56%, (3M LIBOR + 3.25%), 11/04/22 (g)	893	901
Pro Mach Group Inc.
1st Lien Term Loan B, 4.99%, (3M LIBOR + 3.75%), 10/22/21 (g)	863	867
Royal Holdings Inc.
Term Loan B, 4.55%, (3M LIBOR + 3.25%), 06/20/22 (g)	461	462
Solenis International LP
1st Lien Term Loan, 4.57%, (3M LIBOR + 3.25%), 07/02/21 - 07/31/21 (g)	62	62
2nd Lien Term Loan , 8.07%, (3M LIBOR + 6.75%), 07/02/22 (g)	590	586
Tank Holding Corp.
Term Loan , 5.55%, (1M LIBOR + 4.25%), 07/06/19 (g)	227	228
Tronox Blocked Borrower LLC
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 09/15/24 (g) (j)	38	38
Tronox Finance LLC
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 09/11/24 (g) (j)	87	88
		10,181
Real Estate 0.2%
Americold Realty Operating Partnership LP
Term Loan B, 4.98%, (3M LIBOR + 3.75%), 12/01/22 (c) (g)	869	878
Capital Automotive LP
2nd Lien Term Loan, 0.00%, (3M LIBOR + 6.00%), 03/21/25 (g) (j)	259	262
2nd Lien Term Loan, 7.24%, (3M LIBOR + 6.00%), 03/21/25 (g)	320	324
		1,464
Telecommunication Services 0.3%
CenturyLink Inc.
Term Loan B, 2.75%, (3M LIBOR + 2.75%), 01/15/25 (g)	240	233
MacDonald Dettwiler & Associates Ltd.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 07/07/24 (g) (j)	350	350
Triple Point Technology Inc.
1st Lien Term Loan, 5.55%, (3M LIBOR + 4.25%), 07/10/20 (g)	1,111	1,012
Vestcom Parent Holdings Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 4.00%), 12/15/23 (g)	323	324
1st Lien Term Loan, 7.25%, (3M LIBOR + 4.00%), 12/16/23 (c) (g)	—	—
		1,919
Utilities 0.1%
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.24%, (3M LIBOR + 3.00%), 06/24/18 (g)	307	308
Helix Gen Funding LLC
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 05/31/24 (g) (j)	173	175
Nautilus Power LLC
Term Loan B, 5.74%, (3M LIBOR + 4.50%), 04/28/24 (g)	194	195
Talen Energy Supply LLC
Term Loan B-2, 5.24%, (3M LIBOR + 4.00%), 04/07/24 (g)	79	77
		755
Total Senior Loan Interests (cost $87,968)		87,830
	Shares/Par†	Value
PREFERRED STOCKS 0.0%
Energy 0.0%
Peabody Energy Corp. - Series A, 8.50%, (callable at any time at 25) (l) (m) (n)	6	250
Total Preferred Stocks (cost $398)		250
COMMON STOCKS 0.0%
Energy 0.0%
Peabody Energy Corp. (o)	3	96
Total Common Stocks (cost $93)		96
SHORT TERM INVESTMENTS 8.8%
Investment Companies 2.0%
JNL Government Money Market Fund - Institutional Class, 0.89% (p) (q)	15,099	15,099
Securities Lending Collateral 6.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (q)	49,837	49,837
Total Short Term Investments (cost $64,936)		64,936
Total Investments 105.4% (cost $763,903)		778,013
Other Assets and Liabilities, Net (5.4)%		(39,868)
Total Net Assets 100.0%		$738,145

(a) The Fund had an unfunded commitment at September 30, 2017. See Unfunded Commitments in the Schedules of Investments.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $295,374 and 40.0%, respectively.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) All or portion of the security was on loan.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) This variable rate senior loan will settle after September 30, 2017. The reference rate and spread presented will go into effect upon settlement.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Perpetual security.

(m) Convertible security.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) Non-income producing security.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Restricted Securities

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Restricted Securities (continued)
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Ashton Woods USA LLC, 6.88%, 02/15/21	02/28/17	$894	$912	0.1%
Block Communications Inc., 6.88%, 02/15/25	02/10/17	1,507	1,600	0.2
CCM Merger Inc., 6.00%, 03/15/22	03/09/17	400	413	0.1
Clearwater Seafoods Inc., 6.88%, 05/01/25	04/24/17	1,028	1,061	0.2
Dole Food Co. Inc., 7.25%, 06/15/25	03/24/17	675	730	0.1
EMI Music Publishing Group North America Holdings Inc., 7.63%, 06/15/24	05/31/17	771	833	0.1
Horizon Pharma Inc., 8.75%, 11/01/24	03/21/17	261	262	—
Intrepid Aviation Group Holdings LLC, 6.88%, 02/15/19	07/21/16	1,900	1,962	0.3
Midas Intermediate Holdco II LLC, 7.88%, 10/01/22	08/12/16	1,060	1,063	0.2
Nexteer Automotive Group Ltd., 5.88%, 11/15/21	08/21/17	3,165	3,238	0.4
PF Chang's China Bistro Inc., 10.25%, 06/30/20	08/10/17	2,540	2,398	0.3
Salem Media Group Inc., 6.75%, 06/01/24	05/12/17	870	884	0.1
Viking Cruises Ltd., 6.25%, 05/15/25	09/14/16	941	1,032	0.1
		$16,012	$16,388	2.2%

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.6%
Consumer Discretionary 15.8%
1-800-Flowers.com Inc. - Class A (a)	4	$35
Aaron's Inc.	8	328
Abercrombie & Fitch Co. - Class A (b)	5	79
Adient Plc	6	471
Adtalem Global Education Inc.	7	246
Advance Auto Parts Inc.	5	459
AH Belo Corp. - Class A	3	13
Amazon.com Inc. (a)	18	17,215
AMC Entertainment Holdings Inc. - Class A	6	93
AMC Networks Inc. - Class A (a)	5	300
American Axle & Manufacturing Holdings Inc. (a)	10	184
American Eagle Outfitters Inc.	23	326
American Outdoor Brands Corp. (a)	6	97
American Public Education Inc. (a)	2	40
America's Car-Mart Inc. (a)	1	40
ARAMARK Corp.	19	783
Asbury Automotive Group Inc. (a)	3	189
Ascena Retail Group Inc. (a) (b)	17	41
Ascent Capital Group Inc. - Class A (a)	1	19
Autoliv Inc. (b)	7	920
AutoNation Inc. (a) (b)	13	596
AutoZone Inc. (a)	1	476
Barnes & Noble Education Inc. (a)	6	41
Barnes & Noble Inc.	6	46
Bassett Furniture Industries Inc.	—	19
Beazer Homes USA Inc. (a)	7	127
Bed Bath & Beyond Inc.	17	409
Belmond Ltd. - Class A (a)	11	146
Best Buy Co. Inc.	39	2,237
Big 5 Sporting Goods Corp. (b)	2	18
Big Lots Inc.	6	344
Biglari Holdings Inc. (a)	—	37
BJ's Restaurants Inc. (a)	3	78
Bloomin' Brands Inc.	14	245
Bob Evans Farms Inc.	2	181
Bojangles' Inc. (a)	3	42
BorgWarner Inc.	14	743
Bravo Brio Restaurant Group Inc. (a)	1	2
Bridgepoint Education Inc. (a)	4	42
Bright Horizons Family Solutions Inc. (a)	7	625
Brinker International Inc. (b)	5	159
Brunswick Corp.	9	511
Buckle Inc. (b)	1	23
Buffalo Wild Wings Inc. (a)	3	303
Build-A-Bear Workshop Inc. (a)	2	19
Burlington Stores Inc. (a)	4	419
Cable One Inc.	1	486
CalAtlantic Group Inc.	12	429
Caleres Inc.	5	147
Callaway Golf Co.	8	109
Cambium Learning Group Inc. (a)	3	21
Capella Education Co.	1	95
Career Education Corp. (a)	9	95
Carmax Inc. (a)	15	1,157
Carnival Plc	10	640
Carriage Services Inc.	2	53
Carrol's Restaurant Group Inc. (a)	5	55
Carter's Inc.	7	661
Cato Corp. - Class A	2	30
Cavco Industries Inc. (a)	1	104
CBS Corp. - Class A	—	12
CBS Corp. - Class B	17	967
Century Communities Inc. (a)	2	45
Charter Communications Inc. - Class A (a)	8	3,077
Cheesecake Factory Inc.	6	234
Cherokee Inc. (a)	1	2
Chico's FAS Inc.	23	204
Childrens Place Retail Stores Inc. (b)	2	259
Chipotle Mexican Grill Inc. (a) (b)	1	247
Choice Hotels International Inc.	6	354
Christopher & Banks Corp. (a)	6	8
	Shares/Par†	Value
Chuy's Holdings Inc. (a)	2	39
Cinemark Holdings Inc.	14	510
Citi Trends Inc.	2	37
Clear Channel Outdoor Holdings Inc. - Class A	5	24
Coach Inc.	18	716
Collectors Universe Inc.	—	7
Columbia Sportswear Co.	6	398
Comcast Corp. - Class A	231	8,890
Conn's Inc. (a) (b)	2	68
Container Store Group Inc. (a) (b)	3	12
Cooper Tire & Rubber Co.	6	228
Cooper-Standard Holding Inc. (a)	3	351
Core-Mark Holding Co. Inc.	4	129
Cracker Barrel Old Country Store Inc. (b)	4	600
Crocs Inc. (a)	4	37
CSS Industries Inc.	—	12
Culp Inc.	2	50
D.R. Horton Inc.	22	892
Dana Holding Corp.	21	592
Darden Restaurants Inc.	7	557
Dave & Buster's Entertainment Inc. (a)	7	349
Deckers Outdoor Corp. (a)	5	312
Del Frisco's Restaurant Group Inc. (a)	3	41
Del Taco Restaurants Inc. (a)	3	45
Delphi Automotive Plc	11	1,060
Denny's Corp. (a)	8	97
Destination Maternity Corp. (a)	1	2
Destination XL Group Inc. (a)	3	6
Dick's Sporting Goods Inc.	10	258
Dillard's Inc. - Class A (b)	4	209
DineEquity Inc.	2	91
Discovery Communications Inc. - Class A (a)	16	340
Discovery Communications Inc. - Class C (a)	24	496
DISH Network Corp. - Class A (a)	9	509
Dixie Group Inc. - Class A (a)	—	1
Dollar General Corp.	13	1,057
Dollar Tree Inc. (a)	24	2,047
Domino's Pizza Inc.	2	437
Dorman Products Inc. (a)	3	237
DSW Inc. - Class A	8	180
Dunkin' Brands Group Inc.	9	483
El Pollo Loco Holdings Inc. (a)	2	21
Eldorado Resorts Inc. (a) (b)	4	94
Entercom Communications Corp. - Class A (b)	4	42
Entravision Communications Corp. - Class A	6	31
Escalade Inc.	1	12
Ethan Allen Interiors Inc.	2	77
EW Scripps Co. - Class A (a)	8	149
Expedia Inc.	4	644
Express Inc. (a)	8	53
Famous Dave's Of America Inc. (a) (b)	1	2
Fiesta Restaurant Group Inc. (a) (b)	3	54
Finish Line Inc. - Class A	4	49
Five Below Inc. (a)	6	328
Flexsteel Industries Inc.	1	37
Foot Locker Inc.	8	289
Ford Motor Co.	196	2,348
Fossil Group Inc. (a) (b)	5	49
Fox Factory Holding Corp. (a)	4	164
Francesca's Holdings Corp. (a)	6	45
Fred's Inc. - Class A (b)	4	25
FTD Cos. Inc. (a)	3	39
GameStop Corp. - Class A	12	247
Gannett Co. Inc.	22	196
Gap Inc.	40	1,193
Garmin Ltd.	11	579
General Motors Co.	69	2,768
Genesco Inc. (a)	2	51
Gentex Corp.	32	638
Gentherm Inc. (a)	4	150
Genuine Parts Co.	9	871
G-III Apparel Group Ltd. (a)	8	219
Global Eagle Entertainment Inc. (a) (b)	6	20
Goodyear Tire & Rubber Co.	27	899
GoPro Inc. - Class A (a) (b)	8	87

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Graham Holdings Co.	—	186
Grand Canyon Education Inc. (a)	6	508
Gray Television Inc. (a)	6	91
Green Brick Partners Inc. (a)	1	6
Group 1 Automotive Inc.	2	160
Guess Inc.	7	123
H&R Block Inc.	20	534
Habit Restaurants Inc. - Class A (a) (b)	1	16
HanesBrands Inc. (b)	15	358
Harley-Davidson Inc. (b)	13	626
Harte-Hanks Inc. (a)	4	5
Hasbro Inc.	6	541
Haverty Furniture Cos. Inc.	2	41
Helen of Troy Ltd. (a)	3	272
Hibbett Sports Inc. (a) (b)	2	27
Hilton Grand Vacations Inc. (a)	8	302
Hilton Worldwide Holdings Inc.	11	784
Home Depot Inc.	52	8,431
Hooker Furniture Corp.	1	64
Horizon Global Corp. (a)	2	31
Houghton Mifflin Harcourt Co. (a)	8	94
Hovnanian Enterprises Inc. - Class A (a) (b)	7	13
HSN Inc.	4	145
Hyatt Hotels Corp. - Class A (a)	2	139
Iconix Brand Group Inc. (a)	6	33
ILG Inc.	12	317
IMAX Corp. (a)	2	51
Installed Building Products Inc. (a)	3	177
International Game Technology Plc	17	415
Interpublic Group of Cos. Inc.	23	480
iRobot Corp. (a)	2	143
J Alexander's Holdings Inc. (a)	—	2
J.C. Penney Co. Inc. (a) (b)	39	148
Jack in the Box Inc.	3	301
Jamba Inc. (a) (b)	1	5
John Wiley & Sons Inc. - Class A	6	295
John Wiley & Sons Inc. - Class B	—	5
Johnson Outdoors Inc. - Class A	1	70
K12 Inc. (a)	5	81
KB Home (b)	7	173
Kirkland's Inc. (a)	1	17
Kohl's Corp.	18	843
Kona Grill Inc. (a) (b)	1	3
La Quinta Holdings Inc. (a)	11	198
Lakeland Industries Inc. (a)	—	2
Lands' End Inc. (a)	1	20
Las Vegas Sands Corp.	19	1,206
La-Z-Boy Inc.	5	135
LCI Industries	3	335
Lear Corp.	9	1,474
Leggett & Platt Inc.	8	394
Lennar Corp. - Class A	12	623
Lennar Corp. - Class B	1	27
LGI Homes Inc. (a) (b)	—	7
Libbey Inc.	2	22
Liberty Braves Group - Class A (a)	—	9
Liberty Braves Group - Class C (a)	1	17
Liberty Broadband Corp. - Class A (a)	1	114
Liberty Broadband Corp. - Class C (a)	5	520
Liberty Expedia Holdings Inc. - Class A (a)	3	179
Liberty Interactive Corp. QVC Group - Class A (a)	26	623
Liberty Media Group - Class A (a) (b)	1	33
Liberty Media Group - Class C (a)	2	65
Liberty SiriusXM Group - Class A (a)	4	151
Liberty SiriusXM Group - Class C (a)	7	284
Liberty Tax Inc. - Class A	1	13
Liberty TripAdvisor Holdings Inc. - Class A (a)	7	90
Liberty Ventures - Class A (a)	7	412
Lifetime Brands Inc.	1	20
Limited Brands Inc.	6	239
Lindblad Expeditions Holdings Inc. (a)	3	31
Lions Gate Entertainment Corp. - Class A (a)	7	219
Lions Gate Entertainment Corp. - Class B (a)	11	338
Lithia Motors Inc. - Class A	3	350
Live Nation Inc. (a)	18	794
	Shares/Par†	Value
LKQ Corp. (a)	24	878
Lowe's Cos. Inc.	36	2,883
Luby's Inc. (a)	1	3
Lululemon Athletica Inc. (a)	6	344
Lumber Liquidators Holdings Inc. (a)	1	39
M/I Homes Inc. (a)	2	59
Macy's Inc.	37	818
Madison Square Garden Co. - Class A (a)	2	353
Malibu Boats Inc. - Class A (a)	2	51
Marcus Corp.	2	61
Marine Products Corp.	2	28
MarineMax Inc. (a)	3	47
Marriott International Inc. - Class A	10	1,051
Marriott Vacations Worldwide Corp.	3	363
Mattel Inc. (b)	13	200
McClatchy Co. - Class A (a)	1	5
McDonald's Corp.	30	4,734
MDC Holdings Inc.	6	190
Meredith Corp.	5	256
Meritage Homes Corp. (a)	4	199
MGM Resorts International	45	1,452
Michael Kors Holdings Ltd. (a)	11	514
Michaels Cos. Inc. (a)	17	365
Modine Manufacturing Co. (a)	4	86
Mohawk Industries Inc. (a)	6	1,566
Monarch Casino & Resort Inc. (a)	1	28
Monro Inc.	3	157
Motorcar Parts of America Inc. (a)	2	58
Movado Group Inc.	1	31
MSG Networks Inc. - Class A (a)	6	122
Murphy USA Inc. (a)	5	338
NACCO Industries Inc. - Class A	—	43
Nathan's Famous Inc. (a)	1	44
National CineMedia Inc.	5	38
Nautilus Inc. (a)	3	57
Netflix Inc. (a)	9	1,577
New Home Co. Inc. (a)	1	10
New Media Investment Group Inc.	2	27
New York & Co. Inc. (a)	5	10
New York Times Co. - Class A	14	282
Newell Brands Inc.	8	331
News Corp. - Class A	16	212
News Corp. - Class B	7	101
NexStar Media Group Inc. - Class A	6	369
Nike Inc. - Class B	48	2,496
Nordstrom Inc. (b)	10	493
Norwegian Cruise Line Holdings Ltd. (a)	19	1,014
NutriSystem Inc.	3	143
NVR Inc. (a)	—	457
Office Depot Inc.	52	236
Ollie's Bargain Outlet Holdings Inc. (a)	6	265
Omnicom Group Inc.	12	868
O'Reilly Automotive Inc. (a)	4	900
Overstock.com Inc. (a)	2	52
Oxford Industries Inc.	2	126
Papa John's International Inc.	4	260
Party City Holdco Inc. (a) (b)	9	127
Penn National Gaming Inc. (a)	4	91
Penske Automotive Group Inc.	10	485
Perry Ellis International Inc. (a)	1	28
PetMed Express Inc. (b)	2	76
Pico Holdings Inc. (a)	3	56
Pier 1 Imports Inc.	9	38
Pinnacle Entertainment Inc. (a)	3	66
Planet Fitness Inc. - Class A	8	225
Polaris Industries Inc. (b)	7	744
Pool Corp.	4	380
Potbelly Corp. (a)	2	26
Priceline Group Inc. (a)	2	2,885
Pulte Homes Inc.	20	555
PVH Corp.	5	624
Ralph Lauren Corp. - Class A	3	291
RCI Hospitality Holdings Inc.	1	20
Reading International Inc. - Class A (a)	2	28
Red Lion Hotels Corp. (a)	2	18

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Red Robin Gourmet Burgers Inc. (a)	1	98
Red Rock Resorts Inc. - Class A	9	209
Regal Entertainment Group - Class A (b)	13	207
Regis Corp. (a)	4	57
Rent-A-Center Inc. (b)	6	64
RH (a)	3	200
Rocky Brands Inc.	1	8
Ross Stores Inc.	17	1,117
Royal Caribbean Cruises Ltd.	12	1,380
Ruby Tuesday Inc. (a)	5	11
Ruth's Hospitality Group Inc.	5	100
Sally Beauty Holdings Inc. (a)	12	244
Scholastic Corp.	3	130
Scientific Games Corp. - Class A (a)	8	371
Scripps Networks Interactive Inc. - Class A	7	570
Sears Hometown and Outlet Stores Inc. (a)	—	1
SeaWorld Entertainment Inc. (b)	10	134
Select Comfort Corp. (a)	5	162
Sequential Brands Group Inc. (a)	3	8
Service Corp. International	16	560
ServiceMaster Global Holdings Inc. (a)	15	678
Shake Shack Inc. - Class A (a) (b)	—	13
Shiloh Industries Inc. (a)	1	8
Shoe Carnival Inc.	2	39
Shutterfly Inc. (a)	3	156
Signet Jewelers Ltd.	7	479
Sinclair Broadcast Group Inc. - Class A	11	347
Sirius XM Holdings Inc. (b)	62	343
Six Flags Entertainment Corp.	9	539
Skechers U.S.A. Inc. - Class A (a)	16	394
Sonic Automotive Inc. - Class A	4	89
Sonic Corp. (b)	4	111
Sotheby's (a)	5	240
Spartan Motors Inc.	4	45
Speedway Motorsports Inc.	3	66
Sportsman's Warehouse Holdings Inc. (a) (b)	3	14
Stage Stores Inc. (b)	3	5
Standard Motor Products Inc.	2	116
Starbucks Corp.	61	3,287
Stein Mart Inc. (b)	6	8
Steven Madden Ltd. (a)	7	283
Stoneridge Inc. (a)	3	61
Strattec Security Corp.	—	9
Strayer Education Inc.	1	104
Sturm Ruger & Co. Inc. (b)	2	105
Superior Industries International Inc.	2	31
Superior Uniform Group Inc.	1	23
Target Corp.	24	1,426
Taylor Morrison Home Corp. - Class A (a)	5	113
Tegna Inc.	27	364
Tempur Sealy International Inc. (a)	6	363
Tenneco Inc.	8	470
Tesla Inc. (a)	2	647
Texas Roadhouse Inc.	8	394
Thor Industries Inc.	6	798
Tiffany & Co.	10	905
Tile Shop Holdings Inc.	6	77
Tilly's Inc. - Class A	1	13
Time Inc.	10	133
Time Warner Inc.	29	3,006
TJX Cos. Inc.	28	2,035
Toll Brothers Inc.	14	590
TopBuild Corp. (a)	4	268
Tower International Inc.	3	70
Townsquare Media Inc. - Class A (a)	2	16
Tractor Supply Co.	8	495
TRI Pointe Homes Inc. (a)	16	219
TripAdvisor Inc. (a)	6	247
Tronc Inc. (a)	5	72
Tuesday Morning Corp. (a) (b)	4	14
Tupperware Brands Corp.	4	239
Twenty-First Century Fox Inc. - Class A	42	1,100
Twenty-First Century Fox Inc. - Class B	19	484
Ulta Beauty Inc. (a)	4	800
Under Armour Inc. - Class A (a) (b)	13	210
	Shares/Par†	Value
Under Armour Inc. - Class C (a) (b)	13	195
Unifi Inc. (a)	2	76
Universal Electronics Inc. (a)	1	53
Universal Technical Institute Inc. (a)	2	6
Urban Outfitters Inc. (a)	14	334
Vail Resorts Inc.	2	439
Vera Bradley Inc. (a)	3	27
VF Corp.	11	679
Viacom Inc. - Class A (b)	1	49
Viacom Inc. - Class B	39	1,084
Vista Outdoor Inc. (a)	6	139
Visteon Corp. (a)	4	497
Vitamin Shoppe Inc. (a)	2	11
VOXX International Corp. - Class A (a)	2	16
Walt Disney Co.	55	5,445
Wayfair Inc. - Class A (a)	1	67
Weight Watchers International Inc. (a)	2	85
Wendy's Co.	36	555
Weyco Group Inc.	1	27
Whirlpool Corp.	8	1,511
William Lyon Homes - Class A (a) (b)	2	50
Williams-Sonoma Inc.	13	625
Wingstop Inc. (b)	3	90
Winmark Corp.	—	33
Winnebago Industries Inc.	3	130
Wolverine World Wide Inc.	9	255
World Wrestling Entertainment Inc. - Class A	3	63
Wyndham Worldwide Corp.	7	690
Wynn Resorts Ltd.	5	768
Yum! Brands Inc.	11	845
Zagg Inc. (a)	4	59
Zumiez Inc. (a)	3	60
		178,341
Consumer Staples 7.4%
Alico Inc.	1	28
Alliance One International Inc. (a)	1	10
Altria Group Inc.	84	5,323
Andersons Inc.	3	111
Archer-Daniels-Midland Co.	9	378
Avon Products Inc. (a)	42	98
B&G Foods Inc. (b)	7	233
Blue Buffalo Pet Products Inc. (a)	18	524
Boston Beer Co. Inc. - Class A (a) (b)	1	156
Brown-Forman Corp. - Class A	3	175
Brown-Forman Corp. - Class B	13	725
Bunge Ltd.	11	765
Calavo Growers Inc.	2	122
Cal-Maine Foods Inc. (a) (b)	5	191
Campbell Soup Co.	18	851
Casey's General Stores Inc.	5	496
Central Garden & Pet Co. (a)	1	44
Central Garden & Pet Co. - Class A (a)	5	195
Chefs' Warehouse Inc. (a)	3	49
Church & Dwight Co. Inc.	12	584
Clorox Co.	8	1,016
Coca-Cola Bottling Co.	1	220
Coca-Cola Co.	151	6,779
Colgate-Palmolive Co.	25	1,812
ConAgra Brands Inc.	19	641
Constellation Brands Inc. - Class A	5	999
Constellation Brands Inc. - Class B	—	2
Costco Wholesale Corp.	18	3,034
Coty Inc. - Class A	28	458
Craft Brewers Alliance Inc. (a)	1	26
CVS Health Corp.	41	3,314
Darling Ingredients Inc. (a)	17	295
Dean Foods Co.	13	142
Dr. Pepper Snapple Group Inc.	11	957
Edgewell Personal Care Co. (a)	6	428
Energizer Holdings Inc.	5	252
Estee Lauder Cos. Inc. - Class A	7	809
Farmer Bros. Co. (a)	2	52
Flowers Foods Inc.	25	475
Fresh Del Monte Produce Inc.	7	325

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
General Mills Inc.	23	1,212
Hain Celestial Group Inc. (a)	9	366
Herbalife Ltd. (a) (b)	5	315
Hershey Co.	6	635
Hormel Foods Corp.	24	776
Hostess Brands Inc. - Class A (a)	6	82
HRG Group Inc. (a)	27	424
Ingles Markets Inc. - Class A	2	47
Ingredion Inc.	6	720
Inter Parfums Inc.	3	109
Inventure Foods Inc. (a)	1	5
J&J Snack Foods Corp.	2	222
JM Smucker Co.	9	907
John B. Sanfilippo & Son Inc.	1	58
Kellogg Co.	10	629
Kimberly-Clark Corp.	14	1,661
Kraft Heinz Foods Co.	12	934
Kroger Co.	66	1,328
Lamb Weston Holdings Inc.	6	286
Lancaster Colony Corp.	3	383
Landec Corp. (a)	3	35
Limoneira Co.	1	25
Mannatech Inc.	—	4
McCormick & Co. Inc.	5	546
Medifast Inc.	1	71
MGP Ingredients Inc.	2	114
Molson Coors Brewing Co. - Class B	16	1,305
Mondelez International Inc. - Class A	27	1,109
Monster Beverage Corp. (a)	11	583
National Beverage Corp.	2	272
Natural Grocers by Vitamin Cottage Inc. (a)	—	2
Natural Health Trends Corp. (b)	—	4
Nature's Sunshine Products Inc.	1	8
Nu Skin Enterprises Inc. - Class A	6	382
Oil-Dri Corp. of America	—	20
Omega Protein Corp.	2	41
Orchids Paper Products Co. (b)	1	12
PepsiCo Inc.	62	6,882
Performance Food Group Co. (a)	9	267
Philip Morris International Inc.	45	4,975
Pilgrim's Pride Corp. (a)	18	498
Pinnacle Foods Inc.	5	278
Post Holdings Inc. (a)	8	723
PriceSmart Inc.	3	251
Primo Water Corp. (a)	2	28
Procter & Gamble Co.	76	6,878
Revlon Inc. - Class A (a) (b)	3	82
Rite Aid Corp. (a)	36	71
Sanderson Farms Inc.	3	545
Seneca Foods Corp. - Class A (a)	1	24
Snyders-Lance Inc.	8	308
SpartanNash Co.	3	84
Spectrum Brands Holdings Inc.	2	252
Sprouts Farmers Market Inc. (a)	15	288
Supervalu Inc. (a)	4	96
Sysco Corp.	22	1,174
Tootsie Roll Industries Inc. (b)	3	111
TreeHouse Foods Inc. (a)	4	305
Tyson Foods Inc. - Class A	14	980
United Natural Foods Inc. (a)	6	240
Universal Corp.	2	127
US Foods Holding Corp. (a)	2	64
USANA Health Sciences Inc. (a)	3	185
Vector Group Ltd.	13	271
Village Super Market Inc. - Class A	1	24
Walgreens Boots Alliance Inc.	30	2,280
Wal-Mart Stores Inc.	79	6,158
WD-40 Co.	1	119
Weis Markets Inc.	3	115
		83,409
Energy 4.2%
Adams Resources & Energy Inc.	—	10
Anadarko Petroleum Corp.	11	521
Andeavor Corp.	19	1,958
	Shares/Par†	Value
Antero Resources Corp. (a)	15	295
Apache Corp.	20	938
Approach Resources Inc. (a) (b)	6	15
Arch Coal Inc. - Class A	1	103
Archrock Inc.	6	73
Atwood Oceanics Inc. (a) (b)	6	53
Baker Hughes a GE Co. - Class A	4	164
Bill Barrett Corp. (a)	8	33
Bristow Group Inc. (b)	1	14
Cabot Oil & Gas Corp.	10	262
Callon Petroleum Co. (a) (b)	20	228
CARBO Ceramics Inc. (a) (b)	2	17
Centennial Resource Development Inc. - Class A (a) (b)	8	152
Cheniere Energy Inc. (a)	9	421
Cheniere Energy Partners LP Holdings LLC	3	82
Chevron Corp.	35	4,073
Cimarex Energy Co.	2	218
Clean Energy Fuels Corp. (a)	11	26
Cloud Peak Energy Inc. (a)	5	18
Concho Resources Inc. (a)	9	1,212
ConocoPhillips Co.	19	964
CONSOL Energy Inc. (a)	19	323
Contango Oil & Gas Co. (a)	2	12
Continental Resources Inc. (a)	8	291
Core Laboratories NV	4	396
CVR Energy Inc. (b)	4	99
Dawson Geophysical Co. (a)	2	11
Delek US Holdings Inc.	10	261
Denbury Resources Inc. (a)	38	51
Devon Energy Corp.	29	1,050
DHT Holdings Inc.	7	27
Diamond Offshore Drilling Inc. (a) (b)	10	148
Diamondback Energy Inc. (a)	4	370
Dorian LPG Ltd. (a)	5	34
Dril-Quip Inc. (a)	4	180
Eclipse Resources Corp. (a)	19	48
Energen Corp. (a)	10	521
EnLink Midstream LLC	10	179
Ensco Plc - Class A (b)	38	227
EOG Resources Inc.	13	1,214
EP Energy Corp. - Class A (a) (b)	13	43
EQT Corp. (b)	6	418
Era Group Inc. (a)	2	18
Evolution Petroleum Corp.	3	19
Exterran Corp. (a)	4	115
Exxon Mobil Corp.	82	6,732
Forum Energy Technologies Inc. (a)	11	173
Frank's International NV	5	36
GasLog Ltd.	5	81
Geospace Technologies Corp. (a)	1	12
Green Plains Renewable Energy Inc.	4	80
Gulf Island Fabrication Inc.	1	11
Gulfport Energy Corp. (a)	16	235
Halcon Resources Corp. (a)	8	52
Hallador Energy Co.	—	2
Halliburton Co.	9	425
Helix Energy Solutions Group Inc. (a)	15	113
Helmerich & Payne Inc. (b)	7	349
Hess Corp.	11	507
HollyFrontier Corp.	15	550
Hornbeck Offshore Services Inc. (a) (b)	2	9
ION Geophysical Corp. (a) (b)	1	8
Jones Energy Inc. - Class A (a) (b)	1	2
Kinder Morgan Inc.	48	922
Kosmos Energy Ltd. (a) (b)	29	227
Laredo Petroleum Holdings Inc. (a)	21	270
Marathon Oil Corp.	34	466
Marathon Petroleum Corp.	23	1,294
Matador Resources Co. (a)	8	228
Matrix Service Co. (a)	3	49
McDermott International Inc. (a)	20	146
Mitcham Industries Inc. (a)	1	2
Murphy Oil Corp.	17	441
Nabors Industries Ltd.	25	202

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
National Oilwell Varco Inc.	15	549
Natural Gas Services Group Inc. (a)	2	47
Newfield Exploration Co. (a)	12	363
Newpark Resources Inc. (a)	10	104
Noble Corp. Plc (a)	27	125
Noble Energy Inc.	20	576
Oasis Petroleum Inc. (a)	20	187
Occidental Petroleum Corp.	16	1,031
Oceaneering International Inc.	10	256
Oil States International Inc. (a)	5	136
ONEOK Inc.	9	509
Pacific Ethanol Inc. (a)	2	11
Panhandle Oil and Gas Inc. - Class A	2	37
Par Pacific Holdings Inc. (a)	4	84
Parker Drilling Co. (a)	10	11
Parsley Energy Inc. - Class A (a)	7	192
Patterson-UTI Energy Inc.	14	302
PBF Energy Inc. - Class A	12	331
PDC Energy Inc. (a)	5	260
Peabody Energy Corp. (a)	1	30
PHI Inc. (a)	1	13
PHI Inc. (a)	—	1
Phillips 66	8	695
Pioneer Energy Services Corp. (a)	9	22
Pioneer Natural Resources Co.	3	401
QEP Resources Inc. (a)	21	176
Range Resources Corp.	10	188
Renewable Energy Group Inc. (a)	5	59
REX Stores Corp. (a)	—	16
Rice Energy Inc. (a)	17	480
RigNet Inc. (a)	2	28
Ring Energy Inc. (a)	4	51
Rowan Cos. Plc - Class A (a)	10	131
RPC Inc. (b)	11	268
RSP Permian Inc. (a)	10	348
Schlumberger Ltd.	22	1,569
Scorpio Tankers Inc.	19	66
SEACOR Holdings Inc. (a)	2	86
SEACOR Marine Holdings Inc. (a)	2	29
SemGroup Corp. - Class A	9	252
Ship Finance International Ltd. (b)	5	72
SM Energy Co.	8	144
SRC Energy Inc. (a) (b)	19	180
Superior Energy Services Inc. (a)	14	152
Targa Resources Corp.	12	562
TechnipFMC Plc (a)	15	421
Teekay Corp. (b)	7	66
Teekay Tankers Ltd. - Class A (b)	4	6
Tesco Corp. (a)	5	26
Tetra Technologies Inc. (a)	8	23
Transocean Ltd. (a) (b)	34	369
Ultra Petroleum Corp. (a)	9	82
Unit Corp. (a)	6	118
US Silica Holdings Inc.	6	189
Valero Energy Corp.	14	1,072
Weatherford International Plc (a) (b)	82	375
Whiting Petroleum Corp. (a) (b)	35	192
Willbros Group Inc. (a)	7	23
Williams Cos. Inc.	23	678
World Fuel Services Corp.	7	229
WPX Energy Inc. (a)	34	395
		46,923
Financials 14.5%
1st Source Corp.	2	110
Access National Corp.	—	11
Affiliated Managers Group Inc.	4	839
Aflac Inc.	12	964
Alleghany Corp. (a)	1	343
Allstate Corp.	11	989
Ally Financial Inc.	44	1,080
A-Mark Precious Metals Inc.	—	6
Ambac Financial Group Inc. (a) (c) (d)	4	70
American Equity Investment Life Holding Co.	10	291
American Express Co.	37	3,353
	Shares/Par†	Value
American Financial Group Inc.	5	546
American International Group Inc.	17	1,027
American National Bankshares Inc.	1	26
American National Insurance Co.	2	185
Ameriprise Financial Inc.	11	1,565
Ameris Bancorp	3	167
Amerisafe Inc.	2	122
AmTrust Financial Services Inc.	19	262
Aon Plc - Class A	9	1,335
Arch Capital Group Ltd. (a)	5	447
Argo Group International Holdings Ltd.	3	169
Arrow Financial Corp.	2	62
Arthur J Gallagher & Co.	11	669
Artisan Partners Asset Management Inc. - Class A	5	172
Aspen Insurance Holdings Ltd.	6	226
Associated Bancorp	13	325
Assurant Inc.	7	641
Assured Guaranty Ltd.	13	496
Astoria Financial Corp.	11	238
Atlantic Capital Bancshares Inc. (a)	1	21
Atlantic Coast Financial Corp. (a)	1	8
Atlanticus Holdings Corp. (a)	1	1
Atlas Financial Holdings Inc. (a)	1	18
Axis Capital Holdings Ltd.	5	298
Baldwin & Lyons Inc. - Class B	1	22
Banc of California Inc. (b)	5	105
BancFirst Corp.	3	195
Bancorp Inc. (a)	8	65
BancorpSouth Inc.	8	266
Bank Mutual Corp.	7	67
Bank of America Corp.	199	5,047
Bank of Hawaii Corp.	5	408
Bank of Marin Bancorp	1	59
Bank of New York Mellon Corp.	31	1,658
Bank of the Ozarks Inc.	13	608
BankFinancial Corp.	2	34
BankUnited Inc.	11	377
Banner Corp.	4	271
Bar Harbor Bankshares	1	41
BB&T Corp.	13	632
Beneficial Bancorp Inc.	9	143
Berkshire Hathaway Inc. - Class B (a)	54	9,965
Berkshire Hills Bancorp Inc.	4	168
BGC Partners Inc. - Class A	34	498
BlackRock Inc.	4	1,603
Blue Hills Bancorp Inc.	1	27
BofI Holding Inc. (a) (b)	5	140
BOK Financial Corp.	4	345
Boston Private Financial Holdings Inc.	10	158
Bridge Bancorp Inc.	2	63
Brighthouse Financial Inc. (a)	2	100
Brookline Bancorp Inc.	8	128
Brown & Brown Inc.	11	546
Bryn Mawr Bank Corp.	2	105
BSB BanCorp Inc. (a)	1	24
C&F Financial Corp.	—	2
Camden National Corp.	2	83
Capital Bank Financial Corp. - Class A	5	226
Capital City Bank Group Inc.	1	24
Capital One Financial Corp.	14	1,220
Capitol Federal Financial Inc.	16	231
Carolina Financial Corp.	1	52
Cathay General Bancorp	8	326
CBOE Holdings Inc.	6	635
CenterState Bank Corp.	6	152
Central Pacific Financial Corp.	4	119
Central Valley Community Bancorp	—	5
Charles Schwab Corp.	25	1,085
Charter Financial Corp.	1	22
Chemical Financial Corp.	6	319
Chubb Ltd.	8	1,083
Cincinnati Financial Corp.	7	505
CIT Group Inc.	7	325
Citigroup Inc.	51	3,727
Citizens & Northern Corp.	1	18

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Citizens Financial Group Inc.	17	647
Citizens Inc. - Class A (a) (b)	4	27
City Holdings Co.	2	112
Clifton Bancorp Inc.	2	28
CME Group Inc.	7	890
CNA Financial Corp.	1	75
CNB Financial Corp.	1	37
CNO Financial Group Inc.	11	268
CoBiz Financial Inc.	5	97
Codorus Valley Bancorp Inc.	—	8
Cohen & Steers Inc.	5	200
Columbia Banking System Inc.	6	270
Comerica Inc.	7	509
Commerce Bancshares Inc.	12	683
Community Bank System Inc.	5	260
Community Trust Bancorp Inc.	2	96
ConnectOne Bancorp Inc.	3	75
Consumer Portfolio Services Inc. (a)	2	10
Cowen Inc. - Class A (a) (b)	2	40
Crawford & Co. - Class B	1	17
Credit Acceptance Corp. (a) (b)	2	564
CU Bancorp (a)	1	50
Cullen/Frost Bankers Inc.	5	512
Customers Bancorp Inc. (a)	3	108
CVB Financial Corp.	11	272
Diamond Hill Investment Group Inc.	—	102
Dime Community Bancshares Inc.	4	84
Discover Financial Services	19	1,245
Donegal Group Inc. - Class A	2	26
Donnelley Financial Solutions Inc. (a)	5	116
E*TRADE Financial Corp. (a)	17	735
Eagle Bancorp Inc. (a)	3	182
East West Bancorp Inc.	9	538
Eaton Vance Corp.	16	794
eHealth Inc. (a)	2	53
EMC Insurance Group Inc.	2	47
Employer Holdings Inc.	4	166
Encore Capital Group Inc. (a)	2	104
Enova International Inc. (a)	5	73
Enstar Group Ltd. (a)	1	282
Enterprise Financial Services Corp.	2	98
Erie Indemnity Co. - Class A	2	227
ESSA Bancorp Inc.	1	15
Essent Group Ltd. (a)	10	417
Evercore Inc. - Class A	6	449
Everest Re Group Ltd.	2	562
Ezcorp Inc. - Class A (a)	7	69
FactSet Research Systems Inc.	2	446
Farmers Capital Bank Corp.	1	25
Farmers National Banc Corp.	1	12
FBL Financial Group Inc. - Class A	1	104
FCB Financial Holdings Inc. - Class A (a)	4	207
Federal Agricultural Mortgage Corp. - Class C	1	65
Federated Investors Inc. - Class B	13	389
Federated National Holding Co.	2	26
Fidelity & Guaranty Life (b)	1	35
Fidelity National Financial Inc.	19	921
Fidelity Southern Corp.	4	84
Fifth Third Bancorp	32	901
Financial Engines Inc.	4	150
Financial Institutions Inc.	2	55
First American Financial Corp.	11	545
First Bancorp Inc.	2	64
First Bancorp Inc. (a)	22	112
First Bancorp Inc.	1	34
First Busey Corp.	8	249
First Business Financial Services Inc.	1	21
First Citizens BancShares Inc. - Class A	1	418
First Commonwealth Financial Corp.	9	130
First Community Bancshares Inc.	2	51
First Connecticut Bancorp Inc.	1	32
First Defiance Financial Corp.	1	39
First Financial Bancorp	7	171
First Financial Bankshares Inc.	6	255
First Financial Corp.	1	46
	Shares/Par†	Value
First Financial Northwest Inc.	1	17
First Foundation Inc. (a)	4	73
First Horizon National Corp.	23	444
First Interstate BancSystem Inc. - Class A	3	116
First Merchants Corp.	4	174
First Midwest Bancorp Inc.	9	215
First of Long Island Corp.	2	71
First Republic Bank	7	683
FirstCash Inc.	5	303
Flagstar Bancorp Inc. (a)	6	207
Flushing Financial Corp.	3	104
FNB Corp.	26	368
FNFV Group (a)	6	110
Franklin Resources Inc.	11	494
Fulton Financial Corp.	15	285
Gain Capital Holdings Inc.	5	34
GAMCO Investors Inc. - Class A	1	36
Genworth Financial Inc. - Class A (a)	49	187
German American Bancorp Inc.	2	63
Glacier Bancorp Inc.	8	298
Global Indemnity Ltd. - Class A (a)	1	42
Goldman Sachs Group Inc.	11	2,555
Great Southern Bancorp Inc.	2	102
Great Western Bancorp Inc.	6	248
Green Dot Corp. - Class A (a)	6	276
Greenhill & Co. Inc.	2	42
Greenlight Capital Re Ltd. - Class A (a)	3	70
Guaranty Bancorp	3	77
Hallmark Financial Services Inc. (a)	2	25
Hancock Holding Co.	7	354
Hanmi Financial Corp.	3	107
Hanover Insurance Group Inc.	4	347
Hartford Financial Services Group Inc.	12	688
HCI Group Inc.	2	58
Heartland Financial USA Inc.	3	134
Hennessy Advisors Inc.	—	6
Heritage Commerce Corp.	5	65
Heritage Financial Corp.	3	82
Heritage Insurance Holdings Inc. (b)	3	35
Hilltop Holdings Inc.	10	270
Home Bancshares Inc.	19	478
HomeStreet Inc. (a)	3	77
HomeTrust Bancshares Inc. (a)	1	37
Hope Bancorp Inc.	14	245
Horace Mann Educators Corp.	5	195
Horizon Bancorp	3	88
Houlihan Lokey Inc. - Class A	1	25
Huntington Bancshares Inc.	68	955
IberiaBank Corp.	4	342
Impac Mortgage Holdings Inc. (a)	2	24
Independent Bank Corp.	1	14
Independent Bank Corp.	3	217
Independent Bank Group Inc.	2	113
Infinity Property & Casualty Corp.	1	123
Interactive Brokers Group Inc.	10	433
Intercontinental Exchange Inc.	17	1,200
International Bancshares Corp.	9	360
INTL FCStone Inc. (a)	2	71
Invesco Ltd.	25	878
Investment Technology Group Inc.	3	69
Investors Bancorp Inc.	26	361
James River Group Holdings Ltd.	3	126
Janus Henderson Group Plc	8	267
JPMorgan Chase & Co.	114	10,844
Kearny Financial Corp.	9	138
Kemper Corp.	6	303
KeyCorp	19	356
Ladenburg Thalmann Financial Services Inc.	10	29
Lakeland Bancorp Inc.	5	99
Lakeland Financial Corp.	2	106
Lazard Ltd. - Class A	4	161
LegacyTexas Financial Group Inc.	5	197
Legg Mason Inc.	8	327
LendingClub Corp. (a)	45	276
LendingTree Inc. (a)	1	297

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Leucadia National Corp.	14	364
Lincoln National Corp.	9	691
Loews Corp.	13	620
LPL Financial Holdings Inc.	13	650
M&T Bank Corp.	2	314
Macatawa Bank Corp.	1	6
Maiden Holdings Ltd.	9	73
MainSource Financial Group Inc.	3	96
Manning & Napier Inc. - Class A	1	4
Markel Corp. (a)	—	537
MarketAxess Holdings Inc.	2	406
Marlin Business Services Inc.	2	58
Marsh & McLennan Cos. Inc.	18	1,515
MB Financial Inc.	7	316
MBIA Inc. (a)	14	122
MBT Financial Corp.	1	11
Mercantile Bank Corp.	2	71
Mercury General Corp.	5	271
Meridian Bancorp Inc.	5	102
Meta Financial Group Inc.	1	84
MetLife Inc.	18	943
MGIC Investment Corp. (a)	10	125
Midsouth Bancorp Inc.	1	7
MidWestOne Financial Group Inc.	1	26
Moelis & Co. - Class A	2	107
Moody's Corp.	5	694
Morgan Stanley	42	2,005
Morningstar Inc.	5	389
MSCI Inc.	5	543
NASDAQ Inc.	10	789
National Bank Holdings Corp. - Class A	3	104
National Bankshares Inc. (b)	—	3
National General Holdings Corp.	11	206
National Western Life Group Inc. - Class A	—	120
Nationstar Mortgage Holdings Inc. (a) (b)	2	46
Navient Corp.	39	583
Navigators Group Inc.	3	185
NBT Bancorp Inc.	5	176
Nelnet Inc. - Class A	3	163
New York Community Bancorp Inc.	20	264
NewStar Financial Inc.	4	48
Nicholas Financial Inc. (a)	1	5
Nicolet Bankshares Inc. (a)	—	16
NMI Holdings Inc. - Class A (a)	7	88
Northern Trust Corp.	10	884
Northfield Bancorp Inc.	5	91
Northrim BanCorp Inc.	—	14
Northwest Bancshares Inc.	11	198
OceanFirst Financial Corp.	3	86
Ocwen Financial Corp. (a) (b)	4	12
OFG Bancorp	6	57
Old National Bancorp	21	384
Old Republic International Corp.	23	450
Old Second Bancorp Inc.	1	10
OM Asset Management Plc	9	135
OneMain Holdings Inc. (a)	12	351
Oppenheimer Holdings Inc. - Class A	1	19
Opus Bank (a)	3	75
Oritani Financial Corp.	5	86
Pacific Continental Corp.	3	82
Pacific Premier Bancorp Inc. (a)	3	124
PacWest Bancorp	9	468
Park National Corp.	1	149
Park Sterling Corp.	8	95
Peapack Gladstone Financial Corp.	2	77
Penns Woods Bancorp Inc. (b)	—	10
PennyMac Financial Services Inc. - Class A (a)	4	70
Peoples Bancorp Inc.	2	70
Peoples Financial Services Corp.	—	10
People's United Financial Inc.	27	491
People's Utah Bancorp	1	22
PHH Corp. (a)	6	80
Pinnacle Financial Partners Inc.	7	482
Piper Jaffray Cos.	1	53
PJT Partners Inc. - Class A	2	90
	Shares/Par†	Value
PNC Financial Services Group Inc.	11	1,470
Popular Inc.	9	317
PRA Group Inc. (a)	5	134
Preferred Bank	2	96
Primerica Inc.	6	483
Principal Financial Group Inc.	18	1,159
ProAssurance Corp.	4	233
Progressive Corp.	16	794
Prosperity Bancshares Inc.	6	394
Provident Financial Holdings Inc.	—	8
Provident Financial Services Inc.	10	259
Prudential Bancorp Inc.	—	5
Prudential Financial Inc.	8	893
Pzena Investment Management Inc. - Class A	2	20
QCR Holdings Inc.	1	44
Radian Group Inc.	6	108
Raymond James Financial Inc.	9	733
Regional Management Corp. (a)	2	43
Regions Financial Corp.	45	688
Reinsurance Group of America Inc.	3	476
RenaissanceRe Holdings Ltd.	4	494
Renasant Corp.	5	223
Republic Bancorp Inc. - Class A	2	59
Republic First Bancorp Inc. (a) (b)	2	21
RLI Corp.	4	232
S&P Global Inc.	11	1,698
S&T Bancorp Inc.	4	152
Safeguard Scientifics Inc. (a)	2	24
Safety Insurance Group Inc.	2	125
Sandy Spring Bancorp Inc.	3	107
Santander Consumer USA Holdings Inc. (a)	36	547
Seacoast Banking Corp. of Florida (a)	4	90
SEI Investments Co.	7	445
Selective Insurance Group Inc.	6	335
ServisFirst Bancshares Inc.	5	180
Sierra Bancorp	1	40
Signature Bank (a)	3	425
Simmons First National Corp. - Class A	3	196
SLM Corp. (a)	49	563
South State Corp.	3	259
Southside Bancshares Inc.	3	113
Southwest Bancorp Inc.	3	72
State Auto Financial Corp.	4	96
State Bank Financial Corp.	3	98
State National Cos. Inc.	3	54
State Street Corp.	7	679
Sterling Bancorp	12	285
Stewart Information Services Corp.	3	95
Stifel Financial Corp.	6	304
Stock Yards Bancorp Inc.	2	73
Sun Bancorp Inc.	2	54
SunTrust Banks Inc.	9	547
SVB Financial Group (a)	3	586
Synchrony Financial	36	1,124
Synovus Financial Corp.	12	568
T. Rowe Price Group Inc.	21	1,928
TCF Financial Corp.	19	330
TD Ameritrade Holding Corp.	10	513
Territorial Bancorp Inc.	1	35
Texas Capital Bancshares Inc. (a)	5	422
TFS Financial Corp.	11	171
Third Point Reinsurance Ltd. (a)	2	30
Tiptree Inc. - Class A	3	18
Tompkins Financial Corp.	2	135
Torchmark Corp.	8	646
Towne Bank	7	227
Travelers Cos. Inc.	14	1,715
Trico Bancshares	3	117
Tristate Capital Holdings Inc. (a)	4	85
TrustCo Bank Corp.	11	100
Trustmark Corp.	11	351
U.S. Bancorp	51	2,721
UMB Financial Corp.	4	313
Umpqua Holdings Corp.	19	369
Union Bankshares Corp.	5	167

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
United Bankshares Inc.	9	337
United Community Banks Inc.	11	321
United Community Financial Corp.	5	51
United Financial Bancorp Inc.	5	93
United Fire Group Inc.	3	126
United Insurance Holdings Corp.	2	39
Universal Insurance Holdings Inc.	4	85
Univest Corp. of Pennsylvania	3	97
Unum Group	14	723
Validus Holdings Ltd.	7	343
Valley National Bancorp	23	275
Virtu Financial Inc. - Class A (b)	3	52
Virtus Investment Partners Inc.	1	93
Voya Financial Inc.	8	309
Waddell & Reed Financial Inc. - Class A (b)	8	170
Walker & Dunlop Inc. (a)	5	284
Washington Federal Inc.	7	235
Washington Trust Bancorp Inc.	2	118
WashingtonFirst Bankshares Inc.	—	16
Waterstone Financial Inc.	3	64
Webster Financial Corp.	9	480
Wells Fargo & Co.	151	8,349
WesBanco Inc.	4	184
West Bancorp Inc.	2	44
Westamerica Bancorp	2	95
Western Alliance Bancorp (a)	10	553
Westwood Holdings Group Inc.	1	54
White Mountains Insurance Group Ltd.	—	334
Willis Towers Watson Plc	2	385
Wintrust Financial Corp.	5	411
WisdomTree Investments Inc.	7	76
WMIH Corp. (a)	20	19
World Acceptance Corp. (a)	—	41
WR Berkley Corp.	8	502
WSFS Financial Corp.	3	142
XL Group Ltd.	11	429
Zions Bancorp	8	356
		163,800
Health Care 12.2%
Abaxis Inc.	2	82
Abbott Laboratories	51	2,726
AbbVie Inc.	68	6,017
Abiomed Inc. (a)	2	281
Acadia HealthCare Co. Inc. (a)	9	450
ACADIA Pharmaceuticals Inc. (a)	2	83
Accuray Inc. (a)	6	23
Aceto Corp.	3	34
Achillion Pharmaceuticals Inc. (a)	—	—
Acorda Therapeutics Inc. (a)	6	144
Adamas Pharmaceuticals Inc. (a) (b)	2	48
Addus HomeCare Corp. (a)	1	39
Aetna Inc.	12	1,866
Agilent Technologies Inc.	13	835
Akebia Therapeutics Inc. (a)	—	4
Akorn Inc. (a)	15	487
Alere Inc. (a)	6	320
Alexion Pharmaceuticals Inc. (a)	3	415
Align Technology Inc. (a)	5	872
Alkermes Plc (a)	3	146
Allergan Plc	6	1,289
Allscripts-Misys Healthcare Solutions Inc. (a)	19	277
Almost Family Inc. (a)	1	72
Alnylam Pharmaceuticals Inc. (a)	4	462
Altimmune Inc.	—	1
Amedisys Inc. (a)	2	123
AmerisourceBergen Corp.	9	770
Amgen Inc.	21	3,973
AMN Healthcare Services Inc. (a)	5	245
Amphastar Pharmaceuticals Inc. (a)	4	75
Analogic Corp.	1	102
AngioDynamics Inc. (a)	4	76
ANI Pharmaceuticals Inc. (a)	1	41
Anika Therapeutics Inc. (a)	1	86
Anthem Inc.	8	1,485
	Shares/Par†	Value
Aptevo Therapeutics Inc. (a)	2	4
Aralez Pharmaceuticals Inc. (a) (b)	2	4
Aratana Therapeutics Inc. (a)	2	14
Ardelyx Inc. (a)	1	4
Assembly Biosciences Inc. (a)	—	6
athenahealth Inc. (a)	4	450
Atrion Corp.	—	110
Baxter International Inc.	12	766
Becton Dickinson & Co.	6	1,155
Biogen Inc. (a)	8	2,414
BioMarin Pharmaceutical Inc. (a)	3	290
Bio-Rad Laboratories Inc. - Class A (a)	2	492
BioScrip Inc. (a) (b)	5	15
Biospecifics Technologies Corp. (a)	1	34
Bio-Techne Corp.	3	417
BioTelemetry Inc. (a)	3	93
Bioverativ Inc. (a)	7	390
Bluebird Bio Inc. (a) (b)	3	350
Boston Scientific Corp. (a)	29	844
Bristol-Myers Squibb Co.	59	3,742
Brookdale Senior Living Inc. (a)	18	190
Bruker Corp.	18	525
Cambrex Corp. (a)	4	234
Cantel Medical Corp.	4	378
Capital Senior Living Corp. (a)	3	39
Cardinal Health Inc.	11	756
Catalent Inc. (a)	17	696
Celgene Corp. (a)	33	4,878
Centene Corp. (a)	13	1,264
Cerner Corp. (a)	8	552
Charles River Laboratories International Inc. (a)	6	606
Chemed Corp.	2	384
Chimerix Inc. (a)	5	27
CIGNA Corp.	9	1,636
Civitas Solutions Inc. (a)	4	66
Community Health Systems Inc. (a)	12	90
Computer Programs & Systems Inc. (b)	1	22
Concert Pharmaceuticals Inc. (a)	—	6
Conmed Corp.	2	123
Cooper Cos. Inc.	2	447
Corcept Therapeutics Inc. (a)	9	171
Corvel Corp. (a)	2	109
Cotiviti Holdings Inc. (a)	1	50
CR Bard Inc.	4	1,375
Cross Country Healthcare Inc. (a)	2	34
CryoLife Inc. (a)	3	63
Cumberland Pharmaceuticals Inc. (a)	1	6
Danaher Corp.	11	935
DaVita Inc. (a)	23	1,380
DENTSPLY SIRONA Inc.	9	555
DepoMed Inc. (a)	3	18
DexCom Inc. (a)	1	68
Diplomat Pharmacy Inc. (a)	3	57
Eagle Pharmaceuticals Inc. (a) (b)	1	79
Edwards Lifesciences Corp. (a)	6	656
Eli Lilly & Co.	29	2,445
Emergent BioSolutions Inc. (a)	4	164
Enanta Pharmaceuticals Inc. (a)	—	16
Endo International Plc (a)	23	200
Ensign Group Inc.	5	122
Envision Healthcare Corp. (a)	7	296
Enzo Biochem Inc. (a)	7	70
Evolent Health Inc. - Class A (a)	2	40
Exact Sciences Corp. (a)	2	102
Exactech Inc. (a)	2	51
Exelixis Inc. (a)	21	504
Express Scripts Holding Co. (a)	30	1,916
FibroGen Inc. (a)	2	116
Five Prime Therapeutics Inc. (a)	4	163
Five Star Senior Living Inc. (a)	1	1
Fluidigm Corp. (a)	1	6
Gilead Sciences Inc.	46	3,750
Globus Medical Inc. - Class A (a)	7	208
Haemonetics Corp. (a)	3	156
Halyard Health Inc. (a)	5	231

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Hanger Orthopedic Group Inc. (a)	3	31
Harvard Bioscience Inc. (a)	2	6
HCA Healthcare Inc. (a)	9	700
HealthEquity Inc. (a)	3	143
HealthSouth Corp.	13	592
HealthStream Inc. (a)	2	50
Henry Schein Inc. (a)	7	566
Heska Corp. (a)	—	14
Hill-Rom Holdings Inc.	8	564
HMS Holdings Corp. (a)	8	150
Hologic Inc. (a)	21	772
Horizon Pharma Plc (a)	15	192
Humana Inc.	5	1,229
ICU Medical Inc. (a)	1	205
Idexx Laboratories Inc. (a)	5	785
Illumina Inc. (a)	3	594
Impax Laboratories Inc. (a)	10	197
INC Research Holdings Inc. - Class A (a)	9	470
Incyte Corp. (a)	2	245
Innoviva Inc. (a)	4	58
Inogen Inc. (a)	1	114
Insys Therapeutics Inc. (a) (b)	3	24
Integer Holdings Corp. (a)	4	199
Integra LifeSciences Holdings Corp. (a)	5	259
Intra-Cellular Therapies Inc. (a)	1	15
Intuitive Surgical Inc. (a)	1	876
Invacare Corp. (b)	4	60
Ionis Pharmaceuticals Inc. (a) (b)	3	161
Jazz Pharmaceuticals Plc (a)	3	437
Johnson & Johnson	80	10,353
Juno Therapeutics Inc. (a)	4	169
K2M Group Holdings Inc. (a)	1	20
Karyopharm Therapeutics Inc. (a)	4	39
Kindred Healthcare Inc.	8	54
Kite Pharma Inc. (a)	2	432
Laboratory Corp. of America Holdings (a)	8	1,235
Landauer Inc.	1	50
Lannett Co. Inc. (a) (b)	3	57
Lantheus Holdings Inc. (a)	5	88
LeMaitre Vascular Inc.	2	60
LHC Group Inc. (a)	2	130
Lifepoint Health Inc. (a)	5	309
Ligand Pharmaceuticals Inc. (a)	—	48
Lipocine Inc. (a)	1	4
LivaNova Plc (a)	3	201
Luminex Corp.	3	67
Magellan Health Services Inc. (a)	2	211
Mallinckrodt Plc (a)	7	266
Masimo Corp. (a)	4	377
McKesson Corp.	7	1,135
Medidata Solutions Inc. (a)	1	110
MEDNAX Inc. (a)	7	293
Medtronic Plc	27	2,130
Merck & Co. Inc.	80	5,116
Meridian Bioscience Inc.	4	62
Merit Medical Systems Inc. (a)	4	167
Mettler-Toledo International Inc. (a)	1	928
Mirati Therapeutics Inc. (a)	2	21
Molina Healthcare Inc. (a)	8	524
Momenta Pharmaceuticals Inc. (a)	4	78
Mylan NV (a)	19	589
Myriad Genetics Inc. (a)	6	205
National Healthcare Corp.	1	75
National Research Corp. - Class A	1	23
National Research Corp. - Class B	—	5
Natus Medical Inc. (a)	3	110
Neogen Corp. (a)	3	194
NeoGenomics Inc. (a)	3	35
Neurocrine Biosciences Inc. (a)	3	207
NewLink Genetics Corp. (a) (b)	2	17
NuVasive Inc. (a)	5	261
Nuvectra Corp. (a)	1	8
Omnicell Inc. (a)	3	161
Opko Health Inc. (a) (b)	15	100
OraSure Technologies Inc. (a)	4	93
	Shares/Par†	Value
Orthofix International NV (a)	1	71
Otonomy Inc. (a)	2	7
Owens & Minor Inc.	7	200
PAREXEL International Corp. (a)	7	623
Patterson Cos. Inc.	13	490
PDL BioPharma Inc. (a)	6	20
PerkinElmer Inc.	7	457
Perrigo Co. Plc	7	566
Pfizer Inc.	227	8,106
PharMerica Corp. (a)	3	93
Phibro Animal Health Corp. - Class A	2	59
Portola Pharmaceuticals Inc. (a)	1	49
PRA Health Sciences Inc. (a)	6	434
Premier Inc. - Class A (a)	5	155
Prestige Brands Holdings Inc. (a)	5	252
Providence Services Corp. (a)	2	85
Psychemedics Corp.	1	9
PTC Therapeutics Inc. (a)	1	24
Puma Biotechnology Inc. (a) (b)	—	58
Quality Systems Inc. (a)	4	69
Quest Diagnostics Inc.	13	1,257
Quidel Corp. (a)	2	68
Quintiles IMS Holdings Inc. (a)	8	774
Quorum Health Corp. (a)	3	18
RadNet Inc. (a)	4	43
Regeneron Pharmaceuticals Inc. (a)	2	984
ResMed Inc.	5	395
Retrophin Inc. (a)	4	88
RTI Surgical Inc. (a)	4	16
Sangamo Therapeutics Inc. (a)	1	15
Sciclone Pharmaceuticals Inc. (a)	6	64
SeaSpine Holdings Corp. (a)	1	7
Seattle Genetics Inc. (a)	2	136
Select Medical Holdings Corp. (a)	13	247
Seres Therapeutics Inc. (a)	2	33
Simulations Plus Inc.	1	9
Spectrum Pharmaceuticals Inc. (a)	8	106
Steris Plc	6	496
Stryker Corp.	9	1,332
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	5	59
Supernus Pharmaceuticals Inc. (a)	2	96
Surgery Partners Inc. (a) (b)	5	48
SurModics Inc. (a)	1	44
Taro Pharmaceutical Industries Ltd. (a) (b)	2	251
Teleflex Inc.	2	401
Tenet Healthcare Corp. (a) (b)	12	194
TESARO Inc. (a) (b)	1	135
Tetraphase Pharmaceuticals Inc. (a)	3	17
Thermo Fisher Scientific Inc.	12	2,300
Titan Pharmaceuticals Inc. (a) (b)	2	3
Tivity Health Inc. (a)	4	169
Triple-S Management Corp. - Class B (a)	2	49
United Therapeutics Corp. (a)	7	776
UnitedHealth Group Inc.	36	7,010
Universal Health Services Inc. - Class B	9	1,018
US Physical Therapy Inc.	1	69
Utah Medical Products Inc.	—	15
Varex Imaging Corp. (a)	2	74
Varian Medical Systems Inc. (a)	5	453
Veeva Systems Inc. - Class A (a)	4	208
Vertex Pharmaceuticals Inc. (a)	4	586
VWR Corp. (a)	14	461
Waters Corp. (a)	3	532
WellCare Health Plans Inc. (a)	4	625
West Pharmaceutical Services Inc.	3	281
Xencor Inc. (a)	3	60
Zafgen Inc. (a)	—	1
Zimmer Biomet Holdings Inc.	6	670
Zoetis Inc. - Class A	20	1,256
Zogenix Inc. (a)	2	61
		136,937
Industrials 13.9%
3M Co.	26	5,396
AAON Inc.	4	152

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
AAR Corp.	4	165
ABM Industries Inc.	6	236
Acacia Research Corp. (a)	2	8
ACCO Brands Corp. (a)	11	137
Actuant Corp. - Class A	9	223
Acuity Brands Inc.	2	319
Advanced Drainage Systems Inc.	6	113
Advisory Board Co. (a)	4	224
AECOM (a)	14	501
Aegion Corp. (a)	3	77
Aerojet Rocketdyne Holdings Inc. (a)	7	256
Aerovironment Inc. (a)	2	128
AGCO Corp.	8	615
Air Lease Corp. - Class A	12	520
Air Transport Services Group Inc. (a)	8	195
Alamo Group Inc.	1	131
Alaska Air Group Inc.	12	889
Albany International Corp. - Class A	3	182
Allegiant Travel Co.	2	306
Allegion Plc	5	439
Allied Motion Technologies Inc.	1	32
Allison Transmission Holdings Inc.	23	847
Altra Holdings Inc.	3	144
Amerco Inc.	1	535
Ameresco Inc. - Class A (a)	1	9
American Airlines Group Inc.	21	990
American Railcar Industries Inc.	1	36
American Woodmark Corp. (a)	2	171
AMETEK Inc.	12	773
AO Smith Corp.	7	400
Apogee Enterprises Inc.	4	169
Applied Industrial Technologies Inc.	5	343
ARC Document Solutions Inc. (a)	4	18
ArcBest Corp.	4	137
Arconic Inc.	40	1,003
Argan Inc.	2	110
Armstrong Flooring Inc. (a)	3	45
Armstrong World Industries Inc. (a)	6	291
Astec Industries Inc.	4	198
Astronics Corp. (a)	2	66
Astronics Corp. - Class B (a)	1	30
Atlas Air Worldwide Holdings Inc. (a)	3	185
Avis Budget Group Inc. (a)	12	457
Axon Enterprise Inc. (a) (b)	4	88
AZZ Inc.	3	127
Babcock & Wilcox Enterprises Inc. (a) (b)	5	17
Barnes Group Inc.	6	392
Barrett Business Services Inc.	1	66
Beacon Roofing Supply Inc. (a)	7	371
BMC Stock Holdings Inc. (a)	7	152
Boeing Co.	25	6,370
Brady Corp. - Class A	5	198
Briggs & Stratton Corp.	3	81
Brink's Co.	7	590
Builders FirstSource Inc. (a)	15	278
BWX Technologies Inc.	10	575
C.H. Robinson Worldwide Inc.	8	605
CAI International Inc. (a)	1	28
Carlisle Cos. Inc.	5	455
Casella Waste Systems Inc. - Class A (a)	5	93
Caterpillar Inc.	18	2,298
CBIZ Inc. (a)	7	107
Ceco Environmental Corp.	3	27
Celadon Group Inc. (b)	3	22
Chart Industries Inc. (a)	3	133
Chicago Bridge & Iron Co. NV (b)	8	140
Cintas Corp.	5	680
CIRCOR International Inc.	2	87
Civeo Corp. (a)	8	23
Clean Harbors Inc. (a)	7	374
Colfax Corp. (a)	11	453
Columbus Mckinnon Corp.	2	91
Comfort Systems USA Inc.	4	136
Commercial Vehicle Group Inc. (a)	5	33
Continental Building Products Inc. (a)	5	123
	Shares/Par†	Value
Copa Holdings SA - Class A	3	405
Copart Inc. (a)	16	538
Covanta Holding Corp. (b)	16	234
Covenant Transportation Group Inc. - Class A (a)	2	65
CRA International Inc.	1	44
Crane Co.	6	444
CSW Industrials Inc. (a)	1	37
CSX Corp.	35	1,907
Cubic Corp.	3	151
Cummins Inc.	5	836
Curtiss-Wright Corp.	5	549
Deere & Co.	11	1,428
Delta Air Lines Inc.	41	1,962
Deluxe Corp.	7	501
DigitalGlobe Inc. (a)	7	236
DMC Global Inc.	2	37
Donaldson Co. Inc.	13	613
Douglas Dynamics Inc.	3	111
Dover Corp.	11	1,043
Ducommun Inc. (a)	1	41
Dun & Bradstreet Corp.	4	423
DXP Enterprises Inc. (a)	2	56
Dycom Industries Inc. (a)	5	430
Eagle Bulk Shipping Inc. (a)	2	11
Eaton Corp. Plc	12	902
Echo Global Logistics Inc. (a)	3	61
EMCOR Group Inc.	7	501
Emerson Electric Co.	23	1,428
Encore Wire Corp.	2	100
EnerSys Inc.	4	306
Engility Holdings Inc. (a)	4	140
Ennis Inc.	3	64
EnPro Industries Inc.	2	176
Equifax Inc.	5	524
ESCO Technologies Inc.	2	147
Essendant Inc.	3	45
Esterline Technologies Corp. (a)	3	282
ExOne Co. (a) (b)	1	15
Expeditors International of Washington Inc.	7	441
Exponent Inc.	3	186
Fastenal Co.	14	616
Federal Signal Corp.	6	125
FedEx Corp.	12	2,624
Flowserve Corp.	9	380
Fluor Corp.	11	454
Fortive Corp.	10	740
Fortune Brands Home & Security Inc.	7	488
Forward Air Corp.	3	166
Franklin Covey Co. (a)	1	22
Franklin Electric Co. Inc.	4	191
FreightCar America Inc.	1	21
FTI Consulting Inc. (a)	5	172
Fuel Tech Inc. (a)	1	1
GATX Corp. (b)	3	174
Gencor Industries Inc. (a)	1	10
Generac Holdings Inc. (a)	9	436
General Cable Corp.	4	77
General Dynamics Corp.	9	1,877
General Electric Co.	155	3,740
Genesee & Wyoming Inc. - Class A (a)	5	348
Gibraltar Industries Inc. (a)	3	94
Global Brass & Copper Holdings Inc.	3	86
Global Power Equipment Group Inc. (a)	—	1
GMS Inc. (a)	3	113
Golden Ocean Group Ltd. (a) (b)	1	4
Goldfield Corp. (a)	3	19
Gorman-Rupp Co.	2	79
GP Strategies Corp. (a)	2	61
Graco Inc.	6	774
Graham Corp.	—	8
Granite Construction Inc.	4	213
Great Lakes Dredge & Dock Corp. (a)	7	36
Greenbrier Cos. Inc. (b)	3	146
Griffon Corp.	5	106
H&E Equipment Services Inc.	5	144

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Hardinge Inc.	1	23
Harsco Corp. (a)	11	226
Hawaiian Holdings Inc. (a)	7	278
HC2 Holdings Inc. (a)	1	3
HD Supply Holdings Inc. (a)	11	405
Healthcare Services Group Inc.	5	271
Heartland Express Inc.	9	221
HEICO Corp.	3	229
HEICO Corp. - Class A	5	345
Heidrick & Struggles International Inc.	2	46
Herc Holdings Inc. (a)	3	134
Heritage-Crystal Clean Inc. (a)	1	22
Herman Miller Inc.	6	215
Hertz Global Holdings Inc. (a)	8	183
Hexcel Corp.	11	605
Hill International Inc. (a)	4	18
Hillenbrand Inc.	7	254
HNI Corp.	5	212
Honeywell International Inc.	26	3,647
Houston Wire & Cable Co. (a)	1	5
HUB Group Inc. - Class A (a)	3	140
Hubbell Inc.	4	446
Hudson Global Inc. (a)	1	1
Hudson Technologies Inc. (a)	3	24
Huntington Ingalls Industries Inc.	3	593
Hurco Cos. Inc.	—	13
Huron Consulting Group Inc. (a)	2	77
Hyster-Yale Materials Handling Inc. - Class A	1	86
ICF International Inc. (a)	2	111
IDEX Corp.	4	466
IES Holdings Inc. (a)	2	36
Illinois Tool Works Inc.	13	1,965
Ingersoll-Rand Plc	11	938
InnerWorkings Inc. (a)	5	56
Insperity Inc.	2	209
Insteel Industries Inc.	2	55
Interface Inc.	7	149
Intersections Inc. (a)	1	2
ITT Inc.	10	449
Jacobs Engineering Group Inc.	5	292
JB Hunt Transport Services Inc.	6	699
JetBlue Airways Corp. (a)	39	732
John Bean Technologies Corp.	3	351
Johnson Controls International Plc	18	712
Kadant Inc.	1	103
Kaman Corp.	3	157
Kansas City Southern	9	947
KAR Auction Services Inc.	14	663
KBR Inc.	15	264
Kelly Services Inc. - Class A	4	90
Kennametal Inc.	8	325
Keyw Holding Corp. (a)	1	8
Kforce Inc.	4	76
Kimball International Inc. - Class B	4	86
Kirby Corp. (a)	5	361
KLX Inc. (a)	4	221
Knight-Swift Transportation Holdings Inc. - Class A (a)	17	721
Knoll Inc.	5	108
Korn/Ferry International	5	205
Kratos Defense & Security Solutions Inc. (a)	6	75
L3 Technologies Inc.	4	785
Landstar System Inc.	5	497
Lawson Products Inc. (a)	—	11
Layne Christensen Co. (a)	1	18
LB Foster Co. (a)	1	23
Lennox International Inc.	3	469
Lincoln Electric Holdings Inc.	7	661
Lindsay Corp.	—	37
Lockheed Martin Corp.	11	3,471
LSC Communications Inc.	3	53
LSI Industries Inc.	1	8
Lydall Inc. (a)	2	104
Macquarie Infrastructure Co. LLC	5	358
Manitowoc Co. Inc. (a)	14	130
	Shares/Par†	Value
Manpower Inc.	5	648
Marten Transport Ltd.	5	94
Masco Corp.	14	530
Masonite International Corp. (a)	3	177
MasTec Inc. (a)	11	505
Matson Inc.	5	138
Matthews International Corp. - Class A	3	188
McGrath RentCorp	3	124
Mercury Systems Inc. (a)	3	157
Meritor Inc. (a)	9	222
Middleby Corp. (a)	3	374
Milacron Holdings Corp. (a)	4	67
Miller Industries Inc.	1	35
Mistras Group Inc. (a)	3	52
Mobile Mini Inc.	4	153
Moog Inc. - Class A (a)	4	300
MRC Global Inc. (a)	10	167
MSA Safety Inc.	3	269
MSC Industrial Direct Co. - Class A	5	413
Mueller Industries Inc.	5	182
Mueller Water Products Inc. - Class A	19	238
Multi-Color Corp.	1	123
MYR Group Inc. (a)	2	68
National Presto Industries Inc.	1	57
Navigant Consulting Inc. (a)	5	78
Navistar International Corp. (a)	8	358
NCI Building Systems Inc. (a)	7	112
Neff Corp. - Class A (a)	1	25
Nielsen Holdings Plc	22	913
NL Industries Inc. (a)	1	8
NN Inc.	3	84
Nordson Corp.	4	515
Norfolk Southern Corp.	11	1,478
Northrop Grumman Systems Corp.	7	2,002
Northwest Pipe Co. (a)	1	19
NOW Inc. (a)	12	164
NV5 Holdings Inc. (a)	1	38
Old Dominion Freight Line Inc.	7	730
On Assignment Inc. (a)	6	323
Orbital ATK Inc.	6	784
Orion Group Holdings Inc. (a)	2	10
Oshkosh Corp.	8	626
Owens Corning Inc.	9	724
PACCAR Inc.	15	1,074
PAM Transportation Services Inc. (a)	—	7
Parker Hannifin Corp.	5	902
Park-Ohio Holdings Corp.	1	59
Patrick Industries Inc. (a)	2	180
Pentair Plc	11	720
Performant Financial Corp. (a)	4	6
PGT Innovations Inc. (a)	6	93
Pitney Bowes Inc.	16	217
Ply Gem Holdings Inc. (a)	6	98
Powell Industries Inc.	1	32
Preformed Line Products Co.	—	13
Primoris Services Corp.	6	167
Proto Labs Inc. (a) (b)	2	188
Quad/Graphics Inc. - Class A	4	101
Quanex Building Products Corp.	4	83
Quanta Services Inc. (a)	15	565
Radiant Logistics Inc. (a)	3	18
Raven Industries Inc.	2	79
Raytheon Co.	8	1,533
RBC Bearings Inc. (a)	2	253
Regal-Beloit Corp.	4	348
Republic Services Inc.	13	833
Resources Connection Inc.	4	61
Rexnord Corp. (a)	13	342
Roadrunner Transportation Systems Inc. (a)	4	39
Robert Half International Inc.	16	810
Rockwell Automation Inc.	7	1,275
Rockwell Collins Inc.	12	1,622
Rollins Inc.	9	415
Roper Industries Inc.	3	664
RPX Corp. (a)	4	57

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Rush Enterprises Inc. - Class A (a)	5	233
Ryder System Inc.	8	658
Saia Inc. (a)	3	167
Sensata Technologies Holding NV (a)	14	660
SIFCO Industries Inc. (a)	—	1
Simpson Manufacturing Co. Inc.	5	233
SkyWest Inc.	6	250
Snap-On Inc.	4	617
Southwest Airlines Co.	27	1,538
SP Plus Corp. (a)	2	82
Sparton Corp. (a)	1	22
Spirit Aerosystems Holdings Inc. - Class A	12	919
Spirit Airlines Inc. (a)	9	305
SPX Corp. (a)	3	85
SPX Flow Technology USA Inc. (a)	4	174
Standex International Corp.	1	115
Stanley Black & Decker Inc.	5	818
Steelcase Inc. - Class A	9	143
Stericycle Inc. (a)	8	546
Sterling Construction Co. Inc. (a)	3	41
Sun Hydraulics Corp.	2	102
Team Inc. (a) (b)	3	39
Teledyne Technologies Inc. (a)	4	581
Tennant Co.	2	116
Terex Corp.	9	420
Tetra Tech Inc.	6	256
Textainer Group Holdings Ltd. (a) (b)	3	45
Textron Inc.	20	1,071
Thermon Group Holdings Inc. (a)	3	48
Timken Co.	9	443
Titan International Inc.	6	62
Titan Machinery Inc. (a)	1	20
Toro Co.	7	430
TransDigm Group Inc.	2	511
TransUnion LLC (a)	8	360
Trex Co. Inc. (a)	2	215
TriMas Corp. (a)	4	114
TriNet Group Inc. (a)	5	178
Trinity Industries Inc.	18	572
Triton International Ltd. - Class A	6	198
Triumph Group Inc.	7	223
TrueBlue Inc. (a)	4	94
Tutor Perini Corp. (a)	5	149
Twin Disc Inc. (a)	1	22
Ultralife Corp. (a)	—	1
UniFirst Corp.	2	247
Union Pacific Corp.	31	3,551
United Continental Holdings Inc. (a)	30	1,802
United Parcel Service Inc. - Class B	30	3,544
United Rentals Inc. (a)	8	1,042
United Technologies Corp.	29	3,318
Univar Inc. (a)	10	303
Universal Forest Products Inc.	2	198
Universal Logistics Holdings Inc.	2	46
US Ecology Inc.	2	103
USA Truck Inc. (a)	1	15
USG Corp. (a)	16	531
Valmont Industries Inc.	2	390
Vectrus Inc. (a)	1	39
Verisk Analytics Inc. (a)	9	777
Veritiv Corp. (a)	2	54
Viad Corp.	2	131
Vicor Corp. (a)	1	33
VSE Corp.	1	68
Wabash National Corp.	7	169
WABCO Holdings Inc. (a)	3	469
Wabtec Corp. (b)	6	429
Waste Management Inc.	19	1,455
Watsco Inc.	3	560
Watts Water Technologies Inc. - Class A	3	184
Welbilt Inc. (a)	13	306
Werner Enterprises Inc.	8	302
Wesco Aircraft Holdings Inc. (a)	9	85
WESCO International Inc. (a)	5	288
West Corp.	8	191
	Shares/Par†	Value
Willdan Group Inc. (a)	1	31
Woodward Governor Co.	6	499
WW Grainger Inc.	3	630
Xerium Technologies Inc. (a)	1	6
XPO Logistics Inc. (a)	13	892
Xylem Inc.	9	588
YRC Worldwide Inc. (a)	4	51
		156,689
Information Technology 21.4%
3D Systems Corp. (a) (b)	3	36
Accenture Plc - Class A	27	3,605
ACI Worldwide Inc. (a)	17	380
Activision Blizzard Inc.	16	1,040
Actua Corp. (a)	5	72
Acxiom Corp. (a)	10	240
Adobe Systems Inc. (a)	14	2,058
ADTRAN Inc.	6	133
Advanced Energy Industries Inc. (a)	5	434
Advanced Micro Devices Inc. (a) (b)	29	364
Agilysys Inc. (a)	1	10
Akamai Technologies Inc. (a)	11	519
Alliance Data Systems Corp.	3	732
Alpha & Omega Semiconductor Ltd. (a)	3	55
Alphabet Inc. - Class A (a)	7	6,461
Alphabet Inc. - Class C (a)	7	6,657
Ambarella Inc. (a) (b)	1	50
Amdocs Ltd.	9	572
American Software Inc. - Class A	2	20
Amkor Technology Inc. (a)	29	311
Amphenol Corp. - Class A	11	961
Amtech Systems Inc. (a)	1	11
Analog Devices Inc.	6	529
Angie's List Inc. (a) (b)	3	36
Anixter International Inc. (a)	3	286
Ansys Inc. (a)	3	411
Apple Inc.	231	35,586
Applied Materials Inc.	39	2,017
Applied Optoelectronics Inc. (a) (b)	1	66
Arista Networks Inc. (a)	2	372
ARRIS International Plc (a)	19	548
Arrow Electronics Inc. (a)	7	571
Aspen Technology Inc. (a)	8	472
Autodesk Inc. (a)	4	485
Automatic Data Processing Inc.	19	2,068
Avid Technology Inc. (a)	3	15
Avnet Inc.	8	321
AVX Corp.	7	132
Axcelis Technologies Inc. (a)	3	82
AXT Inc. (a)	1	8
Badger Meter Inc.	3	129
Bankrate Inc. (a)	9	127
Barracuda Networks Inc. (a)	5	115
Bazaarvoice Inc. (a)	5	26
Bel Fuse Inc. - Class B	1	42
Belden Inc.	5	394
Benchmark Electronics Inc. (a)	7	226
Black Box Corp.	2	7
Black Knight Financial Services Inc. - Class A (a) (b)	2	79
Blackbaud Inc.	3	256
Blackhawk Network Holdings Inc. (a)	5	235
Blucora Inc. (a)	4	108
Booz Allen Hamilton Holding Corp. - Class A	12	460
Broadcom Ltd.	9	2,145
Broadridge Financial Solutions Inc.	7	534
Brocade Communications Systems Inc.	38	453
Brooks Automation Inc.	7	212
CA Inc.	36	1,191
Cabot Microelectronics Corp.	2	190
CACI International Inc. - Class A (a)	2	347
Cadence Design Systems Inc. (a)	14	549
CalAmp Corp. (a)	3	61
Calix Inc. (a)	6	29
Carbonite Inc. (a)	2	51
Cardtronics Plc - Class A (a)	6	145

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Cars.com Inc. (a) (b)	9	242
Cass Information Systems Inc.	1	60
Cavium Inc. (a)	3	218
CDK Global Inc.	9	540
CDW Corp.	11	702
CEVA Inc. (a)	1	34
Ciena Corp. (a)	13	289
Cimpress NV (a) (b)	2	203
Cirrus Logic Inc. (a)	8	432
Cisco Systems Inc.	156	5,241
Citrix Systems Inc. (a)	8	577
Clearfield Inc. (a)	1	8
Cognex Corp.	6	644
Cognizant Technology Solutions Corp. - Class A	17	1,204
Coherent Inc. (a)	2	496
Cohu Inc.	4	84
CommerceHub Inc. - Class A (a)	1	24
CommerceHub Inc. - Class C (a)	2	45
CommScope Holding Co. Inc. (a)	11	368
Communications Systems Inc.	1	5
Computer Task Group Inc.	3	14
comScore Inc. (a) (b)	1	33
Comtech Telecommunications Corp.	1	24
Conduent Inc. (a)	15	230
Control4 Corp. (a)	1	16
Convergys Corp.	10	255
CoreLogic Inc. (a)	10	482
Corning Inc.	28	843
CoStar Group Inc. (a)	1	201
CPI Card Group Inc. (b)	2	2
Cray Inc. (a)	8	160
Cree Inc. (a)	11	297
CSG Systems International Inc.	4	167
CSRA Inc.	13	404
CTS Corp.	3	81
Cyberoptics Corp. (a)	1	9
Cypress Semiconductor Corp.	27	407
Daktronics Inc.	5	52
Dell Technologies Inc. - Class V (a)	6	483
DHI Group Inc. (a)	—	1
Diebold Nixdorf Inc. (b)	8	175
Digi International Inc. (a)	4	39
Diodes Inc. (a)	6	192
Dolby Laboratories Inc.	6	330
DSP Group Inc. (a)	1	13
DST Systems Inc.	7	377
DXC Technology Co.	19	1,602
Eastman Kodak Co. (a)	4	30
eBay Inc. (a)	37	1,411
EchoStar Corp. - Class A (a)	5	278
Electro Scientific Industries Inc. (a)	3	36
Electronic Arts Inc. (a)	9	1,037
Electronics for Imaging Inc. (a)	4	159
Ellie Mae Inc. (a)	2	142
Emcore Corp. (a)	3	28
Entegris Inc. (a)	14	411
Envestnet Inc. (a)	1	34
EPAM Systems Inc. (a)	3	300
ePlus Inc. (a)	2	156
Euronet Worldwide Inc. (a)	5	428
ExlService Holdings Inc. (a)	3	186
Extreme Networks (a)	6	69
F5 Networks Inc. (a)	3	380
Fabrinet (a)	5	175
Facebook Inc. - Class A (a)	69	11,784
Fair Isaac Corp.	2	351
FARO Technologies Inc. (a)	2	68
Fidelity National Information Services Inc.	10	941
Finisar Corp. (a)	11	254
FireEye Inc. (a) (b)	3	44
First Data Corp. - Class A (a)	20	353
First Solar Inc. (a)	9	397
Fiserv Inc. (a)	9	1,158
FitBit Inc. - Class A (a) (b)	12	85
FleetCor Technologies Inc. (a)	4	654
	Shares/Par†	Value
Flextronics International Ltd. (a)	53	880
FLIR Systems Inc.	14	531
FormFactor Inc. (a)	8	132
Forrester Research Inc.	2	71
Fortinet Inc. (a)	3	104
Frequency Electronics Inc. (a)	1	9
Gartner Inc. (a)	4	483
Genpact Ltd.	17	497
Global Payments Inc.	6	557
Globalscape Inc.	—	2
Globant SA (a) (b)	3	102
Glu Mobile Inc. (a)	—	—
GoDaddy Inc. - Class A (a)	6	244
GrubHub Inc. (a) (b)	5	248
GSI Technology Inc. (a)	1	6
GTT Communications Inc. (a)	8	239
Guidewire Software Inc. (a)	3	235
Hackett Group Inc.	3	49
Harmonic Inc. (a)	10	32
Harris Corp.	7	921
Hewlett Packard Enterprise Co.	77	1,135
HP Inc.	51	1,017
IAC/InterActiveCorp. (a)	6	661
II-VI Inc. (a)	9	352
Infinera Corp. (a)	15	135
Inseego Corp. (a) (b)	3	4
Insight Enterprises Inc. (a)	4	175
Integrated Device Technology Inc. (a)	10	262
Intel Corp.	201	7,657
InterDigital Inc.	5	386
Internap Corp. (a)	5	21
International Business Machines Corp.	39	5,696
Intevac Inc. (a)	1	8
Intuit Inc.	10	1,449
IPG Photonics Corp. (a)	5	845
Itron Inc. (a)	3	224
IXYS Corp. (a)	3	71
j2 Global Inc.	6	408
Jabil Inc.	24	683
Jack Henry & Associates Inc.	4	401
Juniper Networks Inc.	29	811
Kemet Corp. (a)	3	69
Key Tronic Corp. (a)	—	3
Keysight Technologies Inc. (a)	11	445
Kimball Electronics Inc. (a)	3	57
KLA-Tencor Corp.	9	948
Knowles Corp. (a)	9	141
Kopin Corp. (a)	3	15
Kulicke & Soffa Industries Inc. (a)	9	187
KVH Industries Inc. (a)	2	18
Lam Research Corp.	9	1,731
Lattice Semiconductor Corp. (a)	7	38
Leaf Group Ltd. (a)	1	6
Leidos Holdings Inc.	12	715
Limelight Networks Inc. (a)	7	29
Liquidity Services Inc. (a)	4	24
Littelfuse Inc.	2	323
LogMeIn Inc.	4	468
Lumentum Holdings Inc. (a)	5	255
Luxoft Holding Inc. - Class A (a)	2	79
M/A-COM Technology Solutions Holdings Inc. (a) (b)	2	106
Magnachip Semiconductor Corp. (a)	4	46
Manhattan Associates Inc. (a)	5	220
Mantech International Corp. - Class A	3	117
Marchex Inc. - Class B (a)	3	8
Marvell Technology Group Ltd.	21	369
MasterCard Inc. - Class A	41	5,827
Match Group Inc. (a) (b)	2	54
Maxim Integrated Products Inc.	14	645
MAXIMUS Inc.	7	482
MaxLinear Inc. - Class A (a)	5	107
Maxwell Technologies Inc. (a)	3	16
Meet Group Inc. (a)	6	23
Mesa Laboratories Inc. (b)	—	60
Methode Electronics Inc.	4	169

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Micro Focus International Plc - ADR (a)	7	211
Microchip Technology Inc. (b)	7	587
Micron Technology Inc. (a)	78	3,077
Microsemi Corp. (a)	12	624
Microsoft Corp.	268	19,973
MicroStrategy Inc. - Class A (a)	1	111
MKS Instruments Inc.	5	486
ModusLink Global Solutions Inc. (a) (b)	6	10
MoneyGram International Inc. (a)	6	89
Monolithic Power Systems Inc.	1	141
Monotype Imaging Holdings Inc.	4	69
Motorola Solutions Inc.	7	564
MTS Systems Corp.	2	81
Nanometrics Inc. (a)	2	49
National Instruments Corp.	8	351
NCR Corp. (a)	15	548
NeoPhotonics Corp. (a) (b)	3	17
NetApp Inc.	17	738
NetGear Inc. (a)	3	150
NetScout Systems Inc. (a)	6	205
NIC Inc.	5	86
Novanta Inc. (a)	3	140
Nuance Communications Inc. (a)	25	395
NVE Corp.	—	37
Nvidia Corp.	21	3,728
Oclaro Inc. (a) (b)	9	77
ON Semiconductor Corp. (a)	45	835
Oracle Corp.	91	4,380
OSI Systems Inc. (a)	2	157
Palo Alto Networks Inc. (a)	2	227
Park Electrochemical Corp.	2	40
Paychex Inc.	15	889
Paycom Software Inc. (a)	4	331
Paylocity Holding Corp. (a)	1	28
PayPal Holdings Inc. (a)	22	1,428
PC Connection Inc.	3	87
PCM Inc. (a)	1	15
PDF Solutions Inc. (a)	2	37
Pegasystems Inc.	6	336
Perceptron Inc. (a)	1	9
Perficient Inc. (a)	3	66
PFSweb Inc. (a)	2	19
Photronics Inc. (a)	7	62
Planet Payment Inc. (a)	4	18
Plantronics Inc.	3	135
Plexus Corp. (a)	3	191
Power Integrations Inc.	2	131
PRGX Global Inc. (a)	1	6
Progress Software Corp.	4	156
Proofpoint Inc. (a)	1	123
PTC Inc. (a)	3	157
QAD Inc. - Class A	1	21
Qorvo Inc. (a)	5	359
QUALCOMM Inc.	54	2,798
Qualys Inc. (a)	2	119
QuinStreet Inc. (a)	2	17
Radisys Corp. (a)	4	6
Rambus Inc. (a)	10	131
RealNetworks Inc. (a)	2	10
RealPage Inc. (a)	5	206
Red Hat Inc. (a)	7	749
Reis Inc.	1	11
Richardson Electronics Ltd.	1	4
Rogers Corp. (a)	2	237
Rosetta Stone Inc. (a)	2	16
Rubicon Project Inc. (a)	3	12
Rudolph Technologies Inc. (a)	3	87
Sabre Corp.	20	359
Salesforce.com Inc. (a)	7	663
Sanmina Corp. (a)	8	281
ScanSource Inc. (a)	3	111
Science Applications International Corp.	5	362
SeaChange International Inc. (a)	2	6
Seagate Technology	17	563
Semtech Corp. (a)	6	213
	Shares/Par†	Value
ServiceNow Inc. (a)	3	356
ServiceSource International Inc. (a)	1	2
Shutterstock Inc. (a)	2	81
Sigma Designs Inc. (a)	4	24
Silicon Laboratories Inc. (a)	3	217
Silver Spring Networks Inc. (a)	4	72
Skyworks Solutions Inc.	10	1,022
Sonus Networks Inc. (a)	5	35
Splunk Inc. (a)	2	160
SS&C Technologies Holdings Inc.	12	467
Stamps.com Inc. (a)	1	293
Stratasys Ltd. (a)	5	120
SunPower Corp. (a) (b)	8	62
Super Micro Computer Inc. (a)	4	97
Sykes Enterprises Inc. (a)	5	136
Symantec Corp.	16	514
Synaptics Inc. (a)	4	139
Synchronoss Technologies Inc. (a)	4	41
SYNNEX Corp.	5	591
Synopsys Inc. (a)	9	719
Syntel Inc.	6	110
Systemax Inc.	2	45
Tableau Software Inc. - Class A (a)	3	257
Take-Two Interactive Software Inc. (a)	7	728
TE Connectivity Ltd.	19	1,538
Tech Data Corp. (a)	5	412
TechTarget Inc. (a)	2	25
Telaria Inc. (a)	1	6
TeleNav Inc. (a)	3	22
TeleTech Holdings Inc.	4	178
Teradata Corp. (a)	14	469
Teradyne Inc.	17	617
Tessco Technologies Inc.	1	8
Texas Instruments Inc.	43	3,832
TiVo Corp.	13	249
Total System Services Inc.	10	649
Transact Technologies Inc.	—	1
Travelport Worldwide Ltd.	12	195
Travelzoo Inc. (a)	1	9
Trimble Inc. (a)	13	530
TTM Technologies Inc. (a)	10	152
Twitter Inc. (a)	25	414
Tyler Technologies Inc. (a)	2	311
Ubiquiti Networks Inc. (a) (b)	7	373
Ultimate Software Group Inc. (a)	1	136
Ultra Clean Holdings Inc. (a)	3	91
Unisys Corp. (a) (b)	4	33
Universal Display Corp.	3	377
Vantiv Inc. - Class A (a)	10	689
VASCO Data Security International Inc. (a)	3	41
Veeco Instruments Inc. (a)	5	111
VeriFone Systems Inc. (a)	11	217
Verint Systems Inc. (a)	5	210
VeriSign Inc. (a) (b)	4	422
Versum Materials Inc.	8	317
ViaSat Inc. (a) (b)	6	359
Viavi Solutions Inc. (a)	23	217
Virtusa Corp. (a)	2	81
Visa Inc. - Class A	66	6,974
Vishay Intertechnology Inc. (b)	13	250
Vishay Precision Group Inc. (a)	1	17
VMware Inc. - Class A (a) (b)	1	164
Web.com Group Inc. (a)	5	131
Western Digital Corp.	16	1,378
Western Union Co.	27	526
WEX Inc. (a)	5	527
Workday Inc. - Class A (a)	1	157
Xcerra Corp. (a)	6	55
Xerox Corp.	20	673
Xilinx Inc.	11	796
XO Group Inc. (a)	2	35
Xperi Corp.	5	118
Yelp Inc. - Class A (a)	1	41
Zebra Technologies Corp. - Class A (a)	8	858
Zedge Inc. - Class B (a)	1	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Zillow Group Inc. - Class A (a)	4	148
Zillow Group Inc. - Class C (a) (b)	5	207
Zix Corp. (a)	3	16
Zynga Inc. - Class A (a)	78	294
		240,727
Materials 4.6%
A. Schulman Inc.	3	93
AdvanSix Inc. (a)	2	67
Air Products & Chemicals Inc.	7	1,084
AK Steel Holding Corp. (a) (b)	31	173
Albemarle Corp.	9	1,211
Alcoa Corp. (a)	8	364
Allegheny Technologies Inc. (a) (b)	7	176
American Vanguard Corp.	4	82
Ampco-Pittsburgh Corp.	1	15
AptarGroup Inc.	8	715
Ashland Global Holdings Inc.	5	321
Avery Dennison Corp.	6	550
Axalta Coating Systems Ltd. (a)	12	338
Balchem Corp.	3	243
Ball Corp.	15	638
Bemis Co. Inc.	13	597
Berry Global Group Inc. (a)	9	512
Boise Cascade Co. (a)	4	148
Cabot Corp.	8	452
Calgon Carbon Corp.	5	101
Carpenter Technology Corp.	5	245
Celanese Corp. - Class A	8	872
Century Aluminum Co. (a)	8	141
CF Industries Holdings Inc.	17	607
Chase Corp.	1	143
Chemours Co.	12	609
Clearwater Paper Corp. (a)	2	98
Cleveland-Cliffs Inc. (a)	27	193
Coeur d'Alene Mines Corp. (a)	12	107
Commercial Metals Co.	14	270
Compass Minerals International Inc. (b)	4	254
Core Molding Technologies Inc.	1	18
Crown Holdings Inc. (a)	10	574
Deltic Timber Corp.	1	77
Domtar Corp.	6	273
DowDuPont Inc.	59	4,063
Eagle Materials Inc.	4	473
Eastman Chemical Co.	15	1,335
Ecolab Inc.	9	1,212
Ferro Corp. (a)	9	194
Ferroglobe Plc	10	137
Ferroglobe Rep and Warranty Insurance Trust (a) (c) (d) (e)	10	—
Flotek Industries Inc. (a)	1	7
FMC Corp.	5	447
Freeport-McMoRan Inc. - Class B (a)	120	1,682
FutureFuel Corp.	4	57
GCP Applied Technologies Inc. (a)	7	206
Gold Resource Corp.	4	16
Graphic Packaging Holding Co.	44	610
Greif Inc. - Class A	3	191
Greif Inc. - Class B	1	67
Handy & Harman Ltd. (a)	—	16
Hawkins Inc.	1	39
Haynes International Inc.	2	55
HB Fuller Co.	7	422
Hecla Mining Co.	40	201
Huntsman Corp.	30	833
Ingevity Corp. (a)	3	218
Innophos Holdings Inc.	2	94
Innospec Inc.	2	139
International Flavors & Fragrances Inc.	3	466
International Paper Co.	16	886
Intrepid Potash Inc. (a)	2	7
Kaiser Aluminum Corp.	1	113
KapStone Paper and Packaging Corp.	11	243
KMG Chemicals Inc.	1	63
Koppers Holdings Inc. (a)	2	107
Kraton Corp. (a)	4	178
	Shares/Par†	Value
Kronos Worldwide Inc.	8	191
Louisiana-Pacific Corp. (a)	19	503
LSB Industries Inc. (a)	3	21
LyondellBasell Industries NV - Class A	14	1,408
Martin Marietta Materials Inc.	3	720
Materion Corp.	2	88
Mercer International Inc.	7	84
Minerals Technologies Inc.	3	247
Monsanto Co.	14	1,660
Mosaic Co.	14	299
Myers Industries Inc.	3	73
Neenah Paper Inc.	2	148
NewMarket Corp.	1	442
Newmont Mining Corp.	14	526
Nucor Corp.	25	1,397
Olin Corp.	17	570
Olympic Steel Inc.	1	23
Omnova Solutions Inc. (a)	4	45
Owens-Illinois Inc. (a)	22	548
P.H. Glatfelter Co.	4	88
Packaging Corp. of America	8	903
Platform Specialty Products Corp. (a)	30	338
PolyOne Corp.	10	403
PPG Industries Inc.	9	1,031
Praxair Inc.	11	1,592
Quaker Chemical Corp.	1	173
Rayonier Advanced Materials Inc.	6	78
Real Industry Inc. (a)	2	4
Reliance Steel & Aluminum Co.	7	556
Resolute Forest Products Inc. (a)	8	43
Royal Gold Inc.	5	460
RPM International Inc.	8	394
Ryerson Holding Corp. (a)	3	28
Schnitzer Steel Industries Inc. - Class A	3	75
Schweitzer-Mauduit International Inc.	3	125
Scotts Miracle-Gro Co. - Class A	8	775
Sealed Air Corp.	11	462
Sensient Technologies Corp.	4	308
Sherwin-Williams Co.	3	1,056
Silgan Holdings Inc.	16	458
Sonoco Products Co.	11	579
Southern Copper Corp.	3	117
Steel Dynamics Inc.	24	826
Stepan Co.	2	206
Summit Materials Inc. - Class A (a)	12	370
SunCoke Energy Inc. (a)	8	72
TimkenSteel Corp. (a)	4	74
Trecora Resources (a)	2	25
Tredegar Corp.	3	50
Trinseo SA	6	414
Tronox Ltd. - Class A	10	212
UFP Technologies Inc. (a)	—	8
United States Lime & Minerals Inc.	—	42
United States Steel Corp.	14	348
Universal Stainless & Alloy Products Inc. (a)	1	15
US Concrete Inc. (a) (b)	2	167
Valvoline Inc.	18	415
Vulcan Materials Co.	5	588
Westlake Chemical Corp.	5	379
WestRock Co.	10	552
Worthington Industries Inc.	6	264
WR Grace & Co.	5	396
		51,600
Real Estate 0.3%
Alexander & Baldwin Inc.	5	249
Altisource Portfolio Solutions SA (a)	1	36
AV Homes Inc. (a) (b)	1	16
CBRE Group Inc. - Class A (a)	19	705
Consolidated-Tomoka Land Co.	—	26
Forestar Group Inc. (a) (f)	4	62
FRP Holdings Inc. (a)	—	9
HFF Inc. - Class A	5	203
Howard Hughes Corp. (a)	4	471
Jones Lang LaSalle Inc.	5	591

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Kennedy-Wilson Holdings Inc.	8	140
Marcus & Millichap Inc. (a)	4	113
RE/MAX Holdings Inc. - Class A	2	110
Realogy Holdings Corp.	16	524
RMR Group Inc. - Class A	2	97
St. Joe Co. (a)	5	88
Stratus Properties Inc. (b)	—	13
Tejon Ranch Co. (a)	3	55
		3,508
Telecommunication Services 2.4%
Alaska Communications Systems Group Inc. (a)	3	7
AT&T Inc.	320	12,548
ATN International Inc.	1	69
Boingo Wireless Inc. (a)	4	82
CenturyLink Inc. (b)	52	984
Cincinnati Bell Inc. (a)	4	76
Cogent Communications Group Inc.	5	227
Consolidated Communications Holdings Inc.	8	159
Frontier Communications Corp. (b)	2	28
General Communication Inc. - Class A (a)	3	140
Hawaiian Telcom Holdco Inc. (a)	1	30
IDT Corp. - Class B	3	39
Level 3 Communications Inc. (a)	8	431
Lumos Networks Corp. (a)	2	43
ORBCOMM Inc. (a)	6	58
Shenandoah Telecommunications Co.	9	344
Spok Holdings Inc.	2	32
Sprint Corp. (a) (b)	53	409
Telephone & Data Systems Inc.	10	292
T-Mobile US Inc. (a)	21	1,277
US Cellular Corp. (a)	2	84
Verizon Communications Inc.	179	8,838
Vonage Holdings Corp. (a)	18	143
Windstream Holdings Inc. (b)	18	31
Zayo Group Holdings Inc. (a)	11	378
		26,749
Utilities 2.9%
AES Corp.	27	296
Allete Inc.	5	372
Alliant Energy Corp.	9	373
Ameren Corp.	10	559
American Electric Power Co. Inc.	13	935
American States Water Co.	4	188
American Water Works Co. Inc.	7	544
Aqua America Inc.	11	349
Artesian Resources Corp. - Class A	1	35
Atlantica Yield Plc	9	169
Atmos Energy Corp.	4	376
Avangrid Inc.	3	138
Avista Corp.	7	345
Black Hills Corp.	6	406
California Water Service Group	5	187
Calpine Corp. (a)	43	637
CenterPoint Energy Inc.	17	509
Chesapeake Utilities Corp.	2	123
CMS Energy Corp.	11	487
Connecticut Water Services Inc.	1	75
Consolidated Edison Inc.	9	705
Consolidated Water Co. Ltd.	2	24
Dominion Energy Inc.	18	1,356
DTE Energy Co.	7	767
Duke Energy Corp.	20	1,691
Dynegy Inc. (a)	11	108
Edison International	9	682
El Paso Electric Co.	4	213
Entergy Corp.	7	544
Eversource Energy	12	728
Exelon Corp.	25	959
FirstEnergy Corp.	17	528
Genie Energy Ltd. - Class B	2	13
Great Plains Energy Inc.	9	274
Hawaiian Electric Industries Inc.	11	354
IDACORP Inc.	5	423
MDU Resources Group Inc.	19	489
	Shares/Par†	Value
MGE Energy Inc.	3	214
Middlesex Water Co.	2	61
National Fuel Gas Co.	8	472
New Jersey Resources Corp.	8	352
NextEra Energy Inc.	13	1,957
NiSource Inc.	14	357
Northwest Natural Gas Co.	2	159
NorthWestern Corp.	5	258
NRG Energy Inc.	35	898
NRG Yield Inc. - Class A	4	68
NRG Yield Inc. - Class C	6	120
OGE Energy Corp.	8	306
ONE Gas Inc.	5	373
Ormat Technologies Inc.	5	322
Otter Tail Corp.	4	158
Pattern Energy Group Inc. - Class A	9	227
PG&E Corp.	14	952
Pinnacle West Capital Corp.	4	377
PNM Resources Inc.	7	294
Portland General Electric Co.	9	391
PPL Corp.	18	686
Public Service Enterprise Group Inc.	14	630
SCANA Corp.	6	276
Sempra Energy	6	738
SJW Corp.	2	109
South Jersey Industries Inc.	8	271
Southern Co.	28	1,381
Southwest Gas Corp.	5	352
Spark Energy Inc. - Class A	1	21
Spire Inc.	4	324
UGI Corp.	10	483
Unitil Corp.	1	69
Vectren Corp.	8	535
WEC Energy Group Inc.	9	572
Westar Energy Inc.	9	431
WGL Holdings Inc.	5	397
Xcel Energy Inc.	14	659
York Water Co.	1	50
		33,261
Total Common Stocks (cost $855,342)		1,121,944
RIGHTS 0.0%
Casa Lay (a) (c) (e)	14	14
Dyax Corp. (a) (c) (e)	3	9
Nexstar Broadcasting Inc. (a) (c) (e)	2	—
Property Development Center (a) (e)	14	—
Total Rights (cost $17)		23
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.89% (g) (h)	2,882	2,882
Securities Lending Collateral 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (h)	10,462	10,462
Total Short Term Investments (cost $13,344)		13,344
Total Investments 100.8% (cost $868,703)		1,135,311
Other Assets and Liabilities, Net (0.8)%		(9,373)
Total Net Assets 100.0%		$1,125,938

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement"

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Ambac Financial Group Inc.	06/10/14	$86	$70	—%
Ferroglobe Rep and Warranty Insurance Trust	11/21/12	—	—	—
		$86	$70	—%

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/DoubleLine Core Fixed Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 17.7%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 1.35%, (1M US LIBOR + 0.11%), 01/25/37 (a)	4,562	$3,209
Accredited Mortgage Loan Trust
Series 2004-A2-1, 1.84%, (1M US LIBOR + 0.60%), 04/25/34 (a)	616	584
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 1.84%, (1M US LIBOR + 0.60%), 02/25/36 (a)	15,147	14,619
Alpine Securitization
Series 2005-A3-32T1, REMIC, 2.24%, (1M US LIBOR + 1.00%), 08/25/35 (a)	9,365	6,710
Series 2005-1A1-59, REMIC, 1.57%, (1M US LIBOR + 0.33%), 11/20/35 (a)	8,228	7,748
Series 2006-A1B-OA12, REMIC, 1.43%, (1M US LIBOR + 0.19%), 09/20/46 (a)	4,926	4,213
Alternative Loan Trust
Series 2005-2A1-J12, REMIC, 1.51%, (1M US LIBOR + 0.27%), 11/25/35 (a)	3,762	2,406
American Home Mortgage Assets Trust
Series 2006-A1-5, REMIC, 1.81%, 11/25/46 (a)	12,533	6,612
Series 2007-A1-1, REMIC, 1.59%, 02/25/47 (a)	8,633	5,584
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 3.45%, (6M US LIBOR + 2.00%), 02/25/45 (a)	123	125
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M1-R8, REMIC, 1.71%, (1M US LIBOR + 0.47%), 10/25/35 (a)	8,111	8,117
Amortizing Residential Collateral Trust
Series 2002-A-BC4, REMIC, 1.82%, (1M US LIBOR + 0.58%), 07/25/32 (a)	17	16
Ares XXIX CLO Ltd.
Series 2014-A1R-1A, 2.49%, (3M US LIBOR + 1.19%), 04/17/26 (a) (b)	9,000	9,026
Argent Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-A2C-W2, REMIC, 1.60%, (1M US LIBOR + 0.36%), 10/25/35 (a)	1,801	1,806
Atlas Senior Loan Fund II Ltd.
Series 2012-AR-2A, 2.54%, (3M US LIBOR + 1.23%), 01/30/24 (a) (b)	10,107	10,115
BAMLL Commercial Mortgage Securities Trust
Series 2016-A-ASHF, REMIC, 3.13%, (1M US LIBOR + 1.90%), 03/15/28 (a) (b)	9,800	9,988
Banc of America Funding Trust
Series 2005-4A1-A, REMIC, 3.51%, 02/20/35 (a)	1,001	1,010
Series 2005-A1-D, REMIC, 3.33%, 05/25/35 (a)	11,770	12,277
Banc of America Mortgage Securities Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	10	10
BBCMS Trust
Series 2015-A-STP, REMIC, 3.32%, 09/10/20 (b)	10,957	11,233
BCAP LLC Trust
Series 2012-6A6-RR1, REMIC, 1.42%, 03/26/18 (a) (b)	15,670	13,603
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (b)	1,514	1,600
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (b)	1,061	863
Series 2011-12A1-RR5, REMIC, 5.03%, 03/26/37 (a) (b)	276	281
Series 2010-5A3-RR11, REMIC, 3.39%, 03/27/37 (a) (b)	8,169	6,072
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37 (b)	5,512	4,847
Bear Stearns Adjustable Rate Mortgage Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (a)	1	1
Series 2002-1A1-11, REMIC, 2.98%, 02/25/33 (a)	2	2
Series 2002-1A2-11, REMIC, 3.55%, 02/25/33 (a)	5	5
Series 2003-6A1-1, REMIC, 3.09%, 04/25/33 (a)	23	24
Series 2003-4A1-8, REMIC, 3.60%, 01/25/34 (a)	128	133
Series 2004-12A5-1, REMIC, 3.63%, 04/25/34 (a)	278	282
	Shares/Par†	Value
Series 2004-2A1-8, REMIC, 3.60%, 11/25/34 (a)	399	401
Series 2005-A2-2, REMIC, 3.64%, (12M US LIBOR + 1.95%), 03/25/35 (a)	784	793
Bear Stearns Alt-A Trust
Series 2005-23A1-4, REMIC, 3.56%, 05/25/35 (a)	287	287
Series 2005-22A1-7, REMIC, 3.45%, 09/25/35 (a)	185	169
Series 2005-26A1-7, REMIC, 3.73%, 09/25/35 (a)	12,437	9,571
Bear Stearns Asset Backed Securities I Trust
Series 2005-M2-AQ1, REMIC, 2.21%, (1M US LIBOR + 0.98%), 03/25/35 (a)	8,417	8,366
Series 2006-1M1-HE1, REMIC, 1.65%, (1M US LIBOR + 0.41%), 12/25/35 (a)	3,105	3,103
Series 2006-A2-4, REMIC, 1.50%, (1M US LIBOR + 0.26%), 10/25/36 (a)	7,332	7,276
Series 2007-1A3-HE3, REMIC, 1.49%, (1M US LIBOR + 0.25%), 01/25/37 (a)	4,783	4,815
Series 2007-1A2-HE3, REMIC, 1.44%, (1M US LIBOR + 0.20%), 04/25/37 (a)	1,437	1,654
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 3.36%, 01/26/36 (a)	602	532
Series 2007-A2-EMX1, REMIC, 2.54%, (1M US LIBOR + 1.30%), 03/25/37 (a) (b)	2,947	2,875
Series 2007-2A1-R6, REMIC, 3.44%, 12/26/46 (a)	361	326
BNC Mortgage Loan Trust
Series 2007-A2-2, REMIC, 1.34%, (1M US LIBOR + 0.10%), 05/25/37 (a)	495	494
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 3.17%, 12/25/35 (a)	991	990
ChaseFlex Trust
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	749	661
CIFC Funding Ltd.
Series 2012-A1R-3A, 2.51%, (3M US LIBOR + 1.20%), 01/29/25 (a) (b)	5,415	5,419
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	1,353	1,320
Citigroup Mortgage Loan Trust Inc.
Series 2005-1A3A-8, REMIC, 3.73%, 11/25/35 (a)	5,440	5,513
Series 2005-A2A-11, REMIC, 3.63%, 12/25/35 (a)	43	44
Series 2007-A3A-AHL3, REMIC, 1.30%, (1M US LIBOR + 0.06%), 05/25/37 (a)	405	319
Series 2007-1A1-FS1, REMIC, 5.75%, 10/25/37 (b) (c)	4,600	4,557
Continental Airlines Inc. Pass-Through Trust
Series 2009-A-2, 7.25%, 11/10/19	3,905	4,278
Countrywide Alternative Loan Trust
Series 2005-1A2-27, REMIC, 2.29%, 08/25/35 (a)	599	608
Series 2006-1A1A-OA17, REMIC, 1.43%, (1M US LIBOR + 0.20%), 12/20/46 (a)	8,289	7,066
Series 2006-A1-OA21, REMIC, 1.43%, (1M US LIBOR + 0.19%), 03/20/47 (a)	5,704	4,878
Series 2007-A1A-OA7, REMIC, 1.42%, (1M US LIBOR + 0.18%), 05/25/47 (a)	366	344
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 1.39%, (1M US LIBOR + 0.15%), 04/25/34 (a)	2,488	2,318
Series 2004-M1-3, REMIC, 1.99%, (1M US LIBOR + 0.75%), 06/25/34 (a)	143	142
Series 2007-1A-2, REMIC, 1.38%, (1M US LIBOR + 0.14%), 10/25/35 (a)	5,796	4,822
Series 2005-M3-BC5, REMIC, 1.74%, (1M US LIBOR + 0.50%), 12/25/35 (a)	5,000	4,926
Series 2007-1A-9, REMIC, 1.44%, (1M US LIBOR + 0.20%), 02/25/36 (a)	13,865	11,819
Series 2006-1A-26, REMIC, 1.38%, (1M US LIBOR + 0.14%), 06/25/37 (a)	7,787	6,899
Series 2007-1A-13, REMIC, 2.08%, (1M US LIBOR + 0.84%), 06/25/36 (a)	2,659	2,497

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	2,727	2,760
Series 2004-A2-HYB6, REMIC, 3.35%, 11/20/34 (a)	770	780
Series 2004-A3-22, REMIC, 3.17%, 11/25/34 (a)	354	359
Series 2004-1A1-HYB9, REMIC, 3.36%, 02/20/35 (a)	368	370
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	2,404	2,097
Series 2005-3A2A-HYB9, REMIC, 3.46%, (12M US LIBOR + 1.75%), 02/20/36 (a)	75	71
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 1.83%, 03/25/32 (a) (b)	33	31
Credit Suisse Mortgage Capital Certificates
Series 2010-4A4-18R, REMIC, 3.28%, 04/26/38 (a) (b)	2,806	2,881
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	2,339	1,915
CVS Pass-Through Trust
Series A, 6.94%, 01/10/30	294	348
CWABS Asset-Backed Certificates Trust
Series 2005-MV1-17, REMIC, 1.70%, (1M US LIBOR + 0.46%), 04/25/36 (a)	5,400	5,309
Series 2005-2AV-17, REMIC, 1.48%, (1M US LIBOR + 0.24%), 05/25/36 (a)	7,001	6,912
Series 2006-2A3-17, REMIC, 1.48%, (1M US LIBOR + 0.24%), 03/25/47 (a)	6,698	5,001
Deutsche Mortgage Securities Inc. Re-REMIC Trust Certificates
Series 2005-1A3-WF1, REMIC, 3.37%, 06/26/35 (a) (b)	380	381
Dryden XXV Senior Loan Fund
Series 2012-AR-25A, 2.50%, (3M US LIBOR + 1.20%), 01/15/25 (a) (b)	10,428	10,428
Equity One Mortgage Pass-Through Trust
Series 2002-AV1-3, 1.80%, (1M US LIBOR + 0.56%), 11/25/32 (a)	20	20
Finn Square CLO Ltd.
Series 2012-A1R-1A, 2.54%, (3M US LIBOR + 1.21%), 12/24/23 (a) (b)	5,090	5,106
First Franklin Mortgage Loan Trust
Series 2005-M2-FFH2, REMIC, 2.05%, (1M US LIBOR + 0.81%), 04/25/35 (a) (b)	1,037	1,036
Series 2005-A4-FF9, REMIC, 1.96%, (1M US LIBOR + 0.72%), 10/25/35 (a)	3,640	3,532
First Horizon Asset Securities Inc.
Series 2005-4A1-AR6, REMIC, 3.13%, 02/25/36 (a)	641	619
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 3.29%, 10/25/35 (a)	1,360	1,304
GE-WMC Asset-Backed Pass-Through Certificates
Series 2005-A2C-2, REMIC, 1.49%, (1M US LIBOR + 0.25%), 12/25/35 (a)	3,849	3,704
Gilbert Park CLO Ltd.
Series 2017-1A-E, 0.00%, 10/15/30 (a) (b) (d)	3,000	3,000
GoldenTree Loan Opportunities IX Ltd.
Series 2014-AR-9A, 2.68%, (3M US LIBOR + 1.37%), 10/29/26 (a) (b)	7,000	7,013
Great Wolf Trust
Series 2017-D-WOLF, 3.34%, (1M US LIBOR + 2.10%), 09/15/19 (a) (b)	1,166	1,167
Series 2017-E-WOLF, 4.34%, (1M US LIBOR + 3.10%), 09/15/19 (a) (b)	1,808	1,810
Series 2017-F-WOLF, 5.31%, (1M US LIBOR + 4.07%), 09/15/19 (a) (b)	962	964
GS Mortgage Securities Trust
Series 2016-WMB-GS3, 3.60%, 10/10/49 (b)	9,000	9,004
GSAMP Trust
Series 2006-A1-HE4, REMIC, 1.38%, (1M US LIBOR + 0.14%), 06/25/36 (a)	1,632	1,573
Series 2006-A2C-FM2, REMIC, 1.39%, (1M US LIBOR + 0.15%), 09/25/36 (a)	8,472	4,168
Series 2007-A2B-FM2, REMIC, 1.33%, (1M US LIBOR + 0.09%), 01/25/37 (a)	2,975	1,945
Series 2007-A1-HS1, REMIC, 2.09%, (1M US LIBOR + 0.85%), 02/25/37 (a)	3,544	3,574
	Shares/Par†	Value
GSR Mortgage Loan Trust
Series 2005-2A1-AR6, REMIC, 3.20%, 09/25/35 (a)	538	547
Series 2005-6A1-AR7, REMIC, 3.41%, 11/25/35 (a)	168	169
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 1.68%, (1M US LIBOR + 0.44%), 05/19/35 (a)	93	91
Series 2005-3A1-4, REMIC, 3.57%, 07/19/35 (a)	366	339
Hilton USA Trust
Series 2016-A-SFP, REMIC, 2.83%, 11/05/23 (b)	10,000	9,981
Home Equity Asset Trust
Series 2005-M4-2, REMIC, 2.29%, (1M US LIBOR + 1.05%), 07/25/35 (a)	2,432	2,445
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 1.60%, (1M US LIBOR + 0.36%), 12/25/35 (a)	3,000	2,921
IndyMac ARM Trust
Series 2001-A2-H2, REMIC, 2.22%, 01/25/32 (a)	—	—
IndyMac INDX Mortgage Loan Trust
Series 2005-A3-AR11, REMIC, 3.30%, 08/25/35 (a)	2,006	1,793
Series 2005-1A1-AR31, REMIC, 3.27%, 01/25/36 (a)	449	399
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-AFL-FLRR, 2.68%, (1M US LIBOR + 1.45%), 01/15/33 (a) (b)	3,556	3,556
Series 2016-E-WIKI, REMIC, 4.14%, 10/05/21 (a) (b)	5,248	5,227
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-A-ATRM, REMIC, 2.96%, 10/05/20 (b)	11,100	11,100
JPMorgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 1.48%, (1M US LIBOR + 0.24%), 05/25/36 (a)	7,485	7,261
Series 2007-MV6-CH1, REMIC, 1.79%, (1M US LIBOR + 0.55%), 11/25/36 (a)	2,414	2,156
Series 2007-MV1-CH2, REMIC, 1.52%, (1M US LIBOR + 0.28%), 01/25/37 (a)	4,800	4,442
JPMorgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	96	84
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	996	1,042
Kitty Hawk CLO LLC
Series 2015-A1R-1A, 2.51%, (3M US LIBOR + 1.21%), 04/15/27 (a) (b)	5,000	4,951
KKR Financial CLO Ltd.
Series 2013-A1AR-2A, 2.76%, (3M US LIBOR + 1.45%), 01/23/26 (a) (b)	6,000	6,009
LCCM Mortgage Trust
Series 2014-MRC-PKMD, REMIC, 2.95%, 11/14/19 (a) (b)	5,248	5,262
Lehman XS Trust
Series 2005-1A3-4, REMIC, 2.04%, (1M US LIBOR + 0.80%), 10/25/35 (a)	1,886	1,844
Series 2007-3A3-2N, REMIC, 1.41%, (1M US LIBOR + 0.17%), 02/25/37 (a)	8,085	6,145
Long Beach Mortgage Loan Trust
Series 2004-A5-5, REMIC, 1.80%, (1M US LIBOR + 0.56%), 09/25/34 (a)	198	186
Series 2006-1A-7, REMIC, 1.39%, (1M US LIBOR + 0.16%), 08/25/36 (a)	9,534	5,735
Longtrain Leasing III LLC
Series 2015-A2-1A, 4.06%, 01/15/25 (b)	5,000	5,103
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 5.36%, (1M US LIBOR + 4.13%), 12/25/32 (a)	1,500	1,530
Series 2005-M5-WMC1, REMIC, 2.24%, (1M US LIBOR + 1.01%), 03/25/35 (a)	5,005	4,821
Series 2006-A3-NC2, REMIC, 1.35%, (1M US LIBOR + 0.11%), 08/25/36 (a)	11,206	6,017
Series 2006-A3-AM3, REMIC, 1.41%, (1M US LIBOR + 0.17%), 10/25/36 (a)	4,226	4,040
Series 2007-A2-WMC1, REMIC, 1.29%, (1M US LIBOR + 0.05%), 01/25/37 (a)	343	141
Series 2007-A1-HE2, REMIC, 2.39%, (1M US LIBOR + 1.15%), 08/25/37 (a)	7,279	6,014

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
Series 1999-A2-TBC3, REMIC, 2.61%, 10/20/29 (a)	48	46
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 3.23%, 05/25/33 (a)	251	260
Series 2005-2A3-A6, REMIC, 1.62%, (1M US LIBOR + 0.38%), 08/25/35 (a)	3,722	3,639
Series 2005-3A-2, REMIC, 2.24%, (1M US LIBOR + 1.00%), 10/25/35 (a)	57	54
Series 2005-1A-2, REMIC, 2.66%, 10/25/35 (a)	4,922	4,952
Series 2005-5A-3, REMIC, 1.49%, (1M US LIBOR + 0.25%), 11/25/35 (a)	92	86
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-ASB-C22, REMIC, 3.04%, 11/15/24	9,000	9,187
Series 2016-ASB-C31, REMIC, 2.95%, 12/15/25	3,500	3,537
Morgan Stanley Capital I Trust
Series 2014-B-CPT, REMIC, 3.56%, 07/13/21 (a) (b)	490	502
Morgan Stanley Dean Witter Capital I Inc. Trust
Series 2002-M1-HE1, REMIC, 2.14%, (1M US LIBOR + 0.90%), 07/25/32 (a)	885	879
MortgageIT Trust
Series 2005-A1-5, REMIC, 1.50%, (1M US LIBOR + 0.26%), 12/25/35 (a)	4,027	4,023
Navient Student Loan Trust
Series 2017-A1-3X, 1.54%, (1M US LIBOR + 0.30%), 12/25/19 (a) (b)	8,820	8,820
New Century Home Equity Loan Trust
Series 2005-M2-4, REMIC, 1.75%, (1M US LIBOR + 0.51%), 09/25/35 (a)	1,900	1,896
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 4.23%, 08/25/35 (a)	1,476	1,495
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 2.00%, (1M US LIBOR + 0.77%), 08/25/35 (a)	3,700	3,420
Series 2007-2A2-6, REMIC, 1.37%, (1M US LIBOR + 0.13%), 07/25/37 (a)	1,021	625
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M2-WCW1, REMIC, 1.94%, (1M US LIBOR + 0.71%), 05/25/35 (a)	1,700	1,704
Series 2005-M1-WCW3, REMIC, 1.72%, (1M US LIBOR + 0.48%), 08/25/35 (a)	1,313	1,297
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 1.64%, (1M US LIBOR + 0.40%), 02/25/34 (a)	16	16
RALI Trust
Series 2006-A1-QO6, REMIC, 1.42%, (1M US LIBOR + 0.18%), 06/25/46 (a)	12,278	5,386
RAMP Trust
Series 2005-M5-EFC1, REMIC, 2.21%, (1M US LIBOR + 0.98%), 05/25/35 (a)	12,706	12,564
RASC Trust
Series 2005-M1-KS1, REMIC, 1.91%, (1M US LIBOR + 0.68%), 02/25/35 (a)	3,169	3,173
Series 2006-AI3-KS9, REMIC, 1.40%, (1M US LIBOR + 0.16%), 09/25/36 (a)	4,463	4,189
Series 2006-1A3-EMX9, REMIC, 1.41%, (1M US LIBOR + 0.17%), 09/25/36 (a)	3,059	2,810
Series 2006-A4-KS7, REMIC, 1.48%, (1M US LIBOR + 0.24%), 09/25/36 (a)	2,728	2,615
Series 2007-A3-KS1, REMIC, 1.39%, (1M US LIBOR + 0.15%), 11/25/36 (a)	9,781	9,384
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 1.49%, (1M US LIBOR + 0.25%), 02/26/37 (a) (b)	1,611	1,593
Reperforming Loan REMIC Trust
Series 2006-AF1-R1, 1.58%, (1M US LIBOR + 0.34%), 01/25/36 (a) (b)	6,366	5,955
Residential Accredit Loans Inc. Trust
Series 2006-A21-QA1, REMIC, 4.36%, 01/25/36 (a)	8,999	7,805
Securitized Asset Backed Receivables LLC Trust
Series 2005-M2-FR2, REMIC, 2.21%, (1M US LIBOR + 0.98%), 03/25/35 (a)	317	317
	Shares/Par†	Value
Series 2006-A3-FR3, REMIC, 1.49%, (1M US LIBOR + 0.25%), 05/25/36 (a)	3,664	2,244
Series 2007-A2A-HE1, REMIC, 1.30%, (1M US LIBOR + 0.06%), 12/25/36 (a)	264	97
SLM Student Loan Trust
Series 2008-A-9, 2.81%, (3M US LIBOR + 1.50%), 10/25/17 (a)	3,561	3,596
Series 2003-A6-11, 1.87%, (3M US LIBOR + 0.55%), 12/15/25 (a) (b)	10,400	10,423
SMB Private Education Loan Trust
Series 2017-A-1-A, 1.68%, (1M US LIBOR + 0.45%), 08/15/19 (a) (b)	5,036	5,042
Soundview Home Loan Trust
Series 2006-A1-WF2, REMIC, 1.37%, (1M US LIBOR + 0.13%), 12/25/36 (a)	880	880
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (b)	7,480	7,530
Structured Asset Investment Loan Trust
Series 2004-A4-11, REMIC, 2.14%, (1M US LIBOR + 0.90%), 01/25/35 (a)	1,881	1,886
Series 2006-A4-1, REMIC, 1.55%, (1M US LIBOR + 0.31%), 01/25/36 (a)	2,500	2,091
Structured Asset Mortgage Investments II Trust
Series 2005-A3-AR5, REMIC, 1.49%, (1M US LIBOR + 0.25%), 07/19/35 (a)	283	270
Series 2007-2A1-AR2, REMIC, 1.50%, (1M US LIBOR + 0.26%), 03/25/37 (a)	900	650
Structured Asset Mortgage Investments Trust
Series 2002-A1-AR3, REMIC, 1.90%, (1M US LIBOR + 0.66%), 09/19/32 (a)	20	20
TAL Advantage V LLC
Series 2013-A-1A, 2.83%, 02/20/23 (b)	5,417	5,379
VB-S1 Issuer LLC
Series 2016-D-1A, 4.46%, 06/15/21 (b)	2,000	1,988
Vendee Mortgage Trust
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	175	192
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.75%, (3M US LIBOR + 1.45%), 10/15/26 (a) (b)	6,000	6,002
WaMu Mortgage Pass-Through Certificates
Series 2006-3A3-AR8, REMIC, 3.18%, 08/25/36 (a)	2,789	2,619
Series 2007-4A1-HY1, REMIC, 3.08%, 02/25/37 (a)	228	211
Series 2007-3A3-HY1, REMIC, 3.19%, 02/25/37 (a)	2,466	2,368
WaMu Mortgage Pass-Through Certificates
Series 2007-2A3-HY7, REMIC, 3.03%, 07/25/37 (a)	381	350
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2002-2A2-AR1, REMIC, 2.40%, 02/25/31 (a)	—	—
Series 2005-1A3A-AR18, REMIC, 2.91%, 01/25/36 (a)	640	647
Series 2002-1A-AR9, REMIC, 2.29%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/42 (a)	69	70
Series 2002-1A-AR17, REMIC, 2.09%, 11/25/42 (a)	44	43
Series 2005-A1A1-AR13, REMIC, 1.53%, (1M US LIBOR + 0.29%), 10/25/45 (a)	82	81
Series 2006-1A-AR9, REMIC, 1.72%, 11/25/46 (a)	2,929	2,475
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A1-CC, REMIC, 3.13%, 01/25/35 (a)	198	202
Series 2006-2A1-AR2, REMIC, 3.18%, 03/25/36 (a)	633	640
Series 2006-2A5-AR2, REMIC, 3.18%, 03/25/36 (a)	1,738	1,742
Series 2006-2A1-AR8, REMIC, 3.41%, 04/25/36 (a)	1,254	1,277
Series 2006-1A1-AR10, REMIC, 3.30%, 07/25/36 (a)	3,383	3,370
Total Non-U.S. Government Agency Asset-Backed Securities (cost $590,805)		620,350

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
CORPORATE BONDS AND NOTES 19.1%
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Co.
4.25%, 05/15/24 (b)	1,200	1,205
Amazon.com Inc.
4.05%, 08/22/47 (b)	4,500	4,573
Comcast Corp.
4.40%, 08/15/35	4,200	4,555
Delphi Jersey Holdings Plc
5.00%, 10/01/25 (b)	1,164	1,185
Expedia Inc.
3.80%, 02/15/28 (b)	4,700	4,649
GW Honos Security Corp.
8.75%, 05/15/25 (b)	1,100	1,176
Home Depot Inc.
3.00%, 04/01/26	3,905	3,928
Omnicom Group Inc.
3.60%, 04/15/26	1,825	1,839
Wynn Las Vegas LLC
5.50%, 03/01/25 (b)	2,000	2,082
		25,192
Consumer Staples 0.6%
Albertsons Cos. LLC
5.75%, 03/15/25	900	795
CK Hutchison International 17 Ltd.
2.25%, 09/29/20 (b)	2,800	2,790
2.75%, 03/29/23 (b)	4,000	3,976
JBS USA LLC
7.25%, 06/01/21 (b)	1,400	1,426
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (b)	1,250	1,216
Smithfield Foods Inc.
4.25%, 02/01/27 (b)	4,380	4,537
Sysco Corp.
3.25%, 07/15/27	4,550	4,523
		19,263
Energy 1.3%
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	1,890	2,018
BP Capital Markets Plc
3.28%, 09/19/27	4,600	4,593
CNOOC Finance 2011 Ltd.
4.25%, 01/26/21	2,000	2,104
EQT Corp.
3.90%, 10/01/27	4,480	4,478
FTS International Inc.
6.25%, 05/01/22	800	733
Indian Oil Corp. Ltd.
5.63%, 08/02/21	1,122	1,233
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	900	892
Petronas Global Sukuk Ltd.
2.71%, 03/18/20	6,500	6,553
Regency Energy Partners LP
5.50%, 04/15/23	1,600	1,646
4.50%, 11/01/23	4,200	4,404
Reliance Holding USA Inc.
5.40%, 02/14/22	3,975	4,368
Seven Generations Energy Ltd.
5.38%, 09/30/25 (b)	540	544
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 05/03/21	6,500	6,536
Whiting Petroleum Corp.
5.00%, 03/15/19	1,220	1,223
Williams Partners LP
3.75%, 06/15/27	2,250	2,248
		43,573
Financials 10.4%
American Express Co.
2.50%, 08/01/22	9,085	9,063
AmSouth Bancorp
6.75%, 11/01/25	4,000	4,738
	Shares/Par†	Value
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23	1,300	1,345
4.90%, 02/01/46	2,000	2,276
ASP AMC Merger Sub Inc.
8.00%, 05/15/25 (b)	1,250	1,202
AssuredPartners Inc.
7.00%, 08/15/25 (b)	1,800	1,841
Banco de Costa Rica
5.25%, 08/12/18	4,000	4,069
Banco de Credito del Peru
2.25%, 10/25/19	3,000	3,006
Banco de Credito e Inversiones
4.00%, 02/11/23	2,450	2,599
Banco Espirito Santo SA
0.00%, 05/08/17 - 01/21/19, EUR (e) (f) (g)	6,400	2,194
Banco Internacional del Peru S.A.A. of Panama
5.75%, 10/07/20	3,222	3,533
Banco Nacional de Costa Rica
4.88%, 11/01/18	4,000	4,072
Banco Santander Chile
3.88%, 09/20/22	350	368
Banistmo SA
3.65%, 09/19/22 (b)	4,000	3,992
Bank of America Corp.
2.63%, 04/19/21	4,600	4,630
4.13%, 01/22/24	3,900	4,149
Bank of Nova Scotia
1.88%, 04/26/21	10,000	9,872
BBVA Bancomer SA
6.50%, 03/10/21 (b)	2,400	2,651
BDO Unibank Inc.
2.63%, 10/24/21	800	796
Blackstone CQP Holdco LP
6.50%, 03/20/21 (b)	12,300	12,404
Cantor Fitzgerald LP
6.50%, 06/17/22 (b)	11,100	12,498
Capital One NA
2.46%, (3M US LIBOR + 1.15%), 08/17/18 (a)	22,500	22,666
Citigroup Inc.
2.05%, 06/07/19	2,700	2,704
2.25%, (3M US LIBOR + 0.93%), 06/07/19 (a)	5,200	5,247
2.90%, 12/08/21	7,800	7,894
2.75%, 04/25/22	10,600	10,625
2.75%, (3M US LIBOR + 1.43%), 09/01/23 (a)	2,200	2,256
CNPC General Capital Ltd.
3.95%, 04/19/22	1,000	1,051
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	5,500	5,855
Commonwealth Bank of Australia
2.75%, 03/10/22 (b)	6,775	6,835
Continental Senior Trustee Ltd.
5.50%, 11/18/20	6,060	6,640
Daimler Finance North America LLC
1.88%, 01/11/18 (b)	5,500	5,504
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (h)	3,500	3,513
1.93%, (3M US LIBOR + 0.62%), 07/25/22 (a)	3,000	3,013
Diamond 1 Finance Corp.
5.45%, 06/15/23 (b)	5,900	6,452
Fondo Mivivienda SA
3.50%, 01/31/23	6,500	6,656
Ford Motor Credit Co. LLC
2.24%, (3M US LIBOR + 0.94%), 01/09/18 (a)	5,000	5,008
2.94%, 01/08/19	6,200	6,269
General Motors Financial Co. Inc.
3.15%, 01/15/20	8,200	8,347
2.23%, (3M US LIBOR + 0.93%), 04/13/20 (a)	10,500	10,555
Global Bank Corp.
5.13%, 10/30/19	6,000	6,267
Goldman Sachs Group Inc.
3.50%, 01/23/25	870	883
3.75%, 05/22/25	9,900	10,169
JPMorgan Chase & Co.
2.75%, 06/23/20	3,000	3,056
2.55%, 10/29/20 - 03/01/21	19,000	19,192

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
4.50%, 01/24/22	2,800	3,031
3.63%, 05/13/24	6,360	6,618
3.90%, 07/15/25	10,700	11,248
JPMorgan Chase Bank NA
6.00%, 10/01/17	4,100	4,100
Liberty Mutual Group Inc.
6.50%, 05/01/42 (b)	4,000	5,202
Morgan Stanley
2.45%, 02/01/19	4,700	4,733
2.49%, (3M US LIBOR + 1.18%), 01/20/22 (a)	11,300	11,453
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (b)	1,900	1,978
7.25%, 12/15/21 (b)	1,700	1,773
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24	6,500	6,668
Petrobras Global Finance BV
6.13%, 01/17/22	4,600	4,942
Piper Jaffray Cos.
5.06%, 10/09/18 (g) (i)	3,000	3,055
Singtel Group Treasury Pte Ltd.
4.50%, 09/08/21	300	322
SLM Corp.
8.45%, 06/15/18	5,602	5,837
SPARC EM Ltd.
0.00%, 12/05/22 (j)	3,975	3,628
Springleaf Finance Corp.
5.25%, 12/15/19	1,600	1,665
State Street Corp.
2.22%, (3M US LIBOR + 0.90%), 08/18/20 (a)	8,400	8,579
Temasek Financial I Ltd.
2.38%, 01/23/23	1,700	1,699
United Overseas Bank Ltd.
3.75%, 09/19/24	3,400	3,463
Wayne Merger Sub LLC
8.25%, 08/01/23 (b)	1,200	1,270
WEA Finance LLC
3.25%, 10/05/20 (b)	8,700	8,883
Wells Fargo & Co.
1.77%, (3M US LIBOR + 0.46%), 04/22/19 (a)	100	100
Wells Fargo Bank NA
1.97%, (3M US LIBOR + 0.65%), 12/06/19 (a)	6,500	6,561
		364,763
Health Care 0.9%
AbbVie Inc.
2.30%, 05/14/21	4,400	4,394
Baxalta Inc.
4.00%, 06/23/25	4,000	4,167
Becton Dickinson & Co.
2.89%, 06/06/22	6,775	6,789
Cardinal Health Inc.
4.37%, 06/15/47	4,375	4,482
Express Scripts Holding Co.
3.40%, 03/01/27	3,450	3,405
Merck & Co. Inc.
2.75%, 02/10/25	3,800	3,811
Vizient Inc.
10.38%, 03/01/24 (b)	1,060	1,219
VRX Escrow Corp.
5.38%, 03/15/20 (b) (k)	3,089	3,082
		31,349
Industrials 0.5%
Adani Ports & Special Economic Zone Ltd.
3.95%, 01/19/22	700	720
CSX Corp.
3.80%, 11/01/46	4,700	4,510
International Lease Finance Corp.
6.25%, 05/15/19	3,400	3,617
Latam Airlines Pass-Through Trust
4.20%, 11/15/27	1,642	1,660
Lockheed Martin Corp.
4.70%, 05/15/46	4,000	4,472
United Continental Holdings Inc.
4.25%, 10/01/22	300	303
	Shares/Par†	Value
Waste Management Inc.
4.10%, 03/01/45	3,225	3,383
		18,665
Information Technology 0.6%
Applied Materials Inc.
4.35%, 04/01/47	2,070	2,221
EMC Corp.
1.88%, 06/01/18	5,785	5,761
GTT Communications Inc.
7.88%, 12/31/24 (b)	790	839
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	3,333	3,333
Microsoft Corp.
4.45%, 11/03/45	3,995	4,500
Oracle Corp.
2.40%, 09/15/23	3,400	3,381
		20,035
Materials 0.3%
AK Steel Corp.
6.38%, 10/15/25	1,250	1,234
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (b)	1,150	1,217
Celulosa Arauco y Constitucion SA
5.00%, 01/21/21	3,316	3,523
Inversiones CMPC SA
4.50%, 04/25/22	4,000	4,164
		10,138
Real Estate 0.9%
AvalonBay Communities Inc.
3.45%, 06/01/25	11,700	11,973
Crown Castle International Corp.
3.65%, 09/01/27	7,570	7,566
ERP Operating LP
3.38%, 06/01/25	6,900	7,038
Host Hotels & Resorts LP
4.00%, 06/15/25	5,790	5,909
SBA Communications Corp.
4.00%, 10/01/22 (b)	475	477
		32,963
Telecommunication Services 1.7%
America Movil SAB de CV
5.00%, 03/30/20	700	749
AT&T Inc.
1.95%, (3M US LIBOR + 0.65%), 01/15/20 (a)	5,400	5,423
2.25%, (3M US LIBOR + 0.95%), 07/15/21 (a)	8,600	8,695
3.40%, 05/15/25	5,200	5,125
Axiata Group Bhd
3.47%, 11/19/20	6,500	6,650
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	4,500	4,747
Verizon Communications Inc.
1.86%, (3M US LIBOR + 0.55%), 05/22/20 (a)	8,600	8,623
2.95%, 03/15/22	4,141	4,210
3.50%, 11/01/24	15,500	15,800
		60,022
Utilities 1.2%
AEP Transmission Co. LLC
3.10%, 12/01/26 (b)	2,000	2,004
Ameren Corp.
3.65%, 02/15/26	3,000	3,079
Duke Energy Corp.
3.15%, 08/15/27	3,000	2,971
3.95%, 08/15/47	3,390	3,361
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (b)	3,000	2,979
Dynegy Inc.
7.38%, 11/01/22	3,000	3,134
E.CL SA
5.63%, 01/15/21	4,000	4,381
Fermaca Enterprises S de RL de CV
6.38%, 03/30/38	2,826	3,095
FirstEnergy Corp.
2.85%, 07/15/22 (l)	200	201

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
GNL Quintero SA
4.63%, 07/31/29	2,500	2,616
ITC Holdings Corp.
3.25%, 06/30/26	3,000	2,961
Southern Power Co.
1.95%, 12/15/19	3,200	3,190
2.50%, 12/15/21	3,800	3,779
SP PowerAssets Ltd.
2.70%, 09/14/22	300	302
Transelec SA
4.63%, 07/26/23	716	763
Virginia Electric & Power Co.
3.50%, 03/15/27	2,655	2,753
		41,569
Total Corporate Bonds And Notes (cost $665,023)		667,532
SENIOR LOAN INTERESTS 2.9%
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 0.00%, (3M LIBOR + 2.25%), 02/15/24 (a) (m)	1,200	1,198
American Tire Distributors Holdings Inc.
Term Loan, 5.25%, (3M LIBOR + 4.25%), 09/01/21 (a)	1,200	1,210
BJ's Wholesale Club Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 02/03/24 (a) (m)	860	823
Cengage Learning Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/07/23 (a) (m)	1,000	920
CH Hold Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 02/01/24 (a) (m)	1,200	1,209
CityCenter Holdings LLC
Term Loan B, 0.00%, (1M LIBOR + 2.50%), 04/14/24 (a) (m)	1,310	1,315
ClubCorp Club Operations Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 08/16/24 (a) (m)	550	546
CSC Holdings LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.25%), 07/15/25 (a) (m)	1,240	1,232
CSM Bakery Solutions LLC
1st Lien Term Loan, 0.00%, (1M LIBOR + 3.75%), 07/22/20 (a) (m)	500	489
Delta 2 Lux SARL
Term Loan B-3, 0.00%, (3M LIBOR + 3.00%), 07/30/21 (a) (m)	1,200	1,207
Eldorado Resorts LLC
Term Loan B, 0.00%, (1M LIBOR + 2.25%), 03/15/24 (a) (m)	500	499
Equinox Holdings Inc.
Term Loan B, 0.00%, (1M LIBOR + 3.25%), 03/10/24 (a) (m)	1,200	1,204
Federal-Mogul Holdings Corp.
Term Loan C, 0.00%, (3M LIBOR + 3.75%), 04/15/21 (a) (m)	1,000	1,005
Hayward Industries Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/04/24 (a) (m)	1,200	1,207
Intrawest Resorts Holdings Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.25%), 06/28/24 (a) (m)	1,200	1,205
Jeld-Wen Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 07/01/22 (a) (m)	1,000	1,007
LTF Merger Sub Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 06/22/22 (a) (m)	1,200	1,203
McGraw-Hill Global Education Holdings LLC
Term Loan, 5.00%, (3M LIBOR + 4.00%), 05/04/22 (a)	700	687
National Vision Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 03/12/21 (a) (m)	1,200	1,202
	Shares/Par†	Value
Rentpath Inc.
Term Loan, 0.00%, (3M LIBOR + 4.75%), 12/17/21 (a) (m)	1,000	1,002
Scientific Games International Inc.
Term Loan B-4, 0.00%, (3M LIBOR + 3.25%), 08/14/24 (a) (m)	1,200	1,201
Travel Leaders Group LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.50%), 01/25/24 (a) (m)	500	507
UFC Holdings LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 08/18/23 (a) (m)	1,200	1,204
WMG Acquisition Corp.
Term Loan D, 0.00%, (3M LIBOR + 2.50%), 11/01/23 (a) (m)	1,200	1,202
Zodiac Pool Solutions LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/20/23 (a) (m)	1,200	1,212
		25,696
Consumer Staples 0.1%
Ferrara Candy
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 06/15/23 (a) (m)	875	856
KIK Custom Products Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 08/26/22 (a) (m)	1,200	1,211
		2,067
Energy 0.1%
EFS Cogen Holdings I LLC
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 06/30/23 (a) (m)	1,200	1,214
Energy Transfer Equity LP
Term Loan B, 0.00%, (1M LIBOR + 2.75%), 02/28/24 (a) (m)	1,200	1,205
Foresight Energy LLC
1st Lien Term Loan, 0.00%, (1M LIBOR + 5.75%), 03/16/22 (a) (m)	800	747
		3,166
Financials 0.2%
AssuredPartners Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.35%), 10/22/24 (a) (m)	1,000	1,001
Asurion LLC
Term Loan B-5, 0.00%, (3M LIBOR + 3.00%), 11/03/23 (a) (m)	1,200	1,205
GTCR Valor Co. Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 4.25%), 06/30/23 (a) (m)	1,000	1,012
SolarWinds Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.50%), 02/05/23 (a) (m)	1,200	1,203
Solera LLC
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 03/03/23 (a) (m)	1,200	1,203
TKC Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.25%), 02/08/23 (a) (m)	1,200	1,210
York Risk Services Holding Corp.
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 10/01/21 (a) (m)	1,000	981
		7,815
Health Care 0.4%
Air Medical Group Holdings Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 4.00%), 04/28/22 (a) (m)	1,200	1,198
Air Methods Corp.
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 04/12/24 (a) (m)	1,200	1,183
Change Healthcare Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 02/03/24 (a) (m)	1,200	1,203
Envision Healthcare Corp.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/17/23 (a) (m)	1,250	1,252

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Jaguar Holding Co. II
Term Loan, 0.00%, (3M LIBOR + 2.75%), 08/18/22 (a) (m)	1,200	1,206
MPH Acquisition Holdings LLC
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 06/07/23 (a) (m)	1,200	1,209
nThrive Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.51%), 10/20/22 (a) (m)	1,000	1,002
Parexel International Corp.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 09/27/24 (a) (m)	1,000	1,007
Select Medical Corp.
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 02/13/24 (a) (m)	1,200	1,211
Surgery Center Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/18/24 (a) (m)	1,200	1,189
Team Health Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 01/12/24 (a) (m)	1,200	1,177
US Renal Care Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 11/17/22 (a) (m)	1,000	967
		13,804
Industrials 0.4%
Brand Energy & Infrastructure Services Inc.
Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/17/24 (a) (m)	1,200	1,206
Filtration Group Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 11/14/20 (a) (m)	1,200	1,206
Gates Global LLC
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 04/01/24 (a) (m)	1,200	1,205
Kenan Advantage Group Inc.
Term Loan, 4.00%, (3M LIBOR + 3.00%), 07/22/22 (a)	1,125	1,126
Milacron LLC
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 09/23/23 (a) (m)	1,200	1,204
PODS LLC
Term Loan B-2, 0.00%, (3M LIBOR + 3.25%), 02/02/22 (a) (m)	1,200	1,207
Prime Security Services Borrower LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 05/02/22 (a) (m)	1,245	1,255
TransDigm Inc.
Extended Term Loan F, 0.00%, (1M LIBOR + 3.00%), 06/09/23 (a) (m)	1,200	1,203
Univar Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 07/01/22 (a) (m)	1,200	1,204
Welbilt Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/06/23 (a) (m)	1,200	1,207
		12,023
Information Technology 0.6%
Almonde Inc.
1st Lien Term Loan, 4.74%, (3M LIBOR + 3.50%), 04/26/24 (a)	1,200	1,205
Applied Systems Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 09/06/24 (a) (m)	1,250	1,262
Bright Bidco BV
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 03/15/24 (a) (m)	1,200	1,210
Colorado Buyer Inc.
Term Loan B, 0.00%, (1M LIBOR + 3.00%), 03/15/24 (a) (m)	1,200	1,204
First Data Corp.
Term Loan, 0.00%, (3M LIBOR + 2.50%), 04/20/24 (a) (m)	1,200	1,204
Hyland Software Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 07/01/22 (a) (m)	1,200	1,210
	Shares/Par†	Value
Informatica Corp.
Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/02/22 (a) (m)	1,000	1,000
Kronos Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 11/01/23 (a) (m)	1,200	1,206
Mitchell International Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 10/02/20 (a) (m)	1,000	1,005
Optiv Security Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 01/27/24 (a) (m)	1,000	937
Peak 10 Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 07/24/24 (a) (m)	1,200	1,200
Project Alpha Intermediate Holding Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 04/26/24 (a) (m)	1,200	1,170
Radiate Holdco LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 12/09/23 (a) (m)	1,200	1,183
RP Crown Parent LLC
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 10/12/23 (a) (m)	1,200	1,206
Sabre GLBL Inc.
Incremental Term Loan B, 0.00%, (3M LIBOR + 2.25%), 02/22/24 (a) (m)	1,000	1,004
Skillsoft Corp.
1st Lien Term Loan, 0.00%, (1M LIBOR + 4.75%), 04/28/21 (a) (m)	1,200	1,133
Sophia LP
Term Loan B, 0.00%, (1M LIBOR + 3.25%), 09/30/22 (a) (m)	1,200	1,198
VF Holding Corp.
Term Loan, 0.00%, (3M LIBOR + 3.25%), 06/30/23 (a) (m)	1,200	1,204
		20,741
Materials 0.2%
BWAY Holding Co.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 04/03/24 (a) (m)	1,200	1,203
Fairmount Santrol Inc.
Term Loan B-2, 0.00%, (3M LIBOR + 3.50%), 09/05/19 (a) (m)	1,270	1,257
Klockner-Pentaplast of America Inc.
Term Loan B-2, 0.00%, (3M LIBOR + 4.25%), 06/29/22 (a) (m)	1,200	1,201
Kraton Polymers LLC
Term Loan, 0.00%, (3M LIBOR + 3.00%), 01/06/22 (a) (m)	1,000	1,012
PQ Corp.
Term Loan, 0.00%, (3M LIBOR + 3.25%), 11/04/22 (a) (m)	1,200	1,210
Reynolds Group Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.00%), 02/05/23 (a) (m)	1,200	1,204
		7,087
Real Estate 0.0%
Capital Automotive LP
1st Lien Term Loan, 0.00%, (1M LIBOR + 3.00%), 03/21/24 (a) (m)	1,000	1,005
Telecommunication Services 0.2%
CenturyLink Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 01/15/25 (a) (m)	1,000	968
Cincinnati Bell Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 10/02/24 (a) (m)	1,000	1,007
Greeneden US Holdings II LLC
Term Loan B-2, 0.00%, (3M LIBOR + 3.75%), 12/01/23 (a) (m)	1,200	1,208
Hargray Communications Group Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/23/24 (a) (m)	1,200	1,204
Level 3 Financing Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 02/16/24 (a) (m)	1,200	1,199

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Securus Technologies Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.50%), 06/20/24 (a) (m)	1,297	1,310
		6,896
Total Senior Loan Interests (cost $100,633)		100,300
GOVERNMENT AND AGENCY OBLIGATIONS 45.0%
Collateralized Mortgage Obligations 4.6%
Federal Home Loan Mortgage Corp.
Series 300-336, 3.00%, 08/15/44	48,762	48,995
Series JZ-1507, REMIC, 7.00%, 05/15/23	46	51
Series F-2266, REMIC, 1.68%, (1M US LIBOR + 0.45%), 11/15/30 (a) (n)	1	1
Series LZ-2764, REMIC, 4.50%, 03/15/34	4,282	4,601
Series T-A1-75, REMIC, 1.28%, (1M US LIBOR + 0.04%), 12/25/36 (a) (n)	289	286
Series BF-4611, REMIC, 1.63%, (1M US LIBOR + 0.40%), 06/15/41 (a) (n)	12,920	12,955
Series ZL-3979, REMIC, 3.50%, 01/15/42	4,622	4,674
Series T-1A1-63, REMIC, 2.03%, 02/25/45 (a) (n)	38	38
Federal National Mortgage Association
Series 2006-3A2-5, REMIC, 3.29%, 05/25/35 (a) (n)	36	37
Series 2007-A1-73, REMIC, 1.30%, (1M US LIBOR + 0.06%), 07/25/37 (a) (n)	219	210
Series 2010-FD-135, REMIC, 1.74%, (1M US LIBOR + 0.50%), 06/25/39 (a) (n)	4,184	4,196
Series 2004-5AF-W2, REMIC, 1.59%, (1M US LIBOR + 0.35%), 03/25/44 (a) (n)	123	122
Government National Mortgage Association
Series 2015-FB-H18, REMIC, 1.83%, (1M US LIBOR + 0.60%), 07/20/65 (a) (n)	9,160	9,140
Series 2015-FB-H20, REMIC, 1.83%, (1M US LIBOR + 0.60%), 08/20/65 (a) (n)	7,134	7,118
Series 2015-FK-H19, REMIC, 1.83%, (1M US LIBOR + 0.60%), 08/20/65 (a) (n)	8,731	8,711
Series 2015-FC-H22, REMIC, 1.83%, (1M US LIBOR + 0.60%), 09/20/65 (a) (n)	10,175	10,152
Series 2015-FA-H23, REMIC, 1.85%, (1M US LIBOR + 0.62%), 09/20/65 (a) (n)	13,206	13,189
Series 2015-FM-H10, REMIC, 1.68%, (1M US LIBOR + 0.45%), 04/20/65 (a) (n)	4,375	4,362
Series 2015-FA-H09, REMIC, 1.85%, (1M US LIBOR + 0.62%), 04/20/65 (a) (n)	4,650	4,644
Series 2015-FT-H31, REMIC, 1.88%, (1M US LIBOR + 0.65%), 11/20/65 (a) (n)	6,721	6,750
Series 2017-FB-H03, REMIC, 1.88%, (1M US LIBOR + 0.65%), 06/20/66 (a) (n)	6,864	6,876
Series 2016-FG-H20, REMIC, 1.93%, (1M US LIBOR + 0.70%), 08/20/66 (a) (n)	12,665	12,724
		159,832
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K023, REMIC, 1.41%, 08/25/22 (a) (o)	29,583	1,528
Mortgage-Backed Securities 11.0%
Federal Home Loan Mortgage Corp.
3.32%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 07/01/27 (a) (o)	—	—
6.00%, 08/01/26 - 05/01/40	3,830	4,340
5.50%, 05/01/26 - 08/15/40	3,380	3,779
3.00%, 01/01/47 (p)	65,267	65,474
3.00%, 08/01/46 - 06/01/47 (p)	144,089	144,547
Federal National Mortgage Association
3.00%, 04/01/21 - 06/01/22	4,940	5,079
3.89%, 07/01/21	2,646	2,798
3.33%, 11/01/21	89	93
3.16%, 05/01/22	12,311	12,734
2.31%, 08/01/22	4,000	4,004
4.00%, 05/01/18 - 01/01/46	24,253	25,450
5.00%, 05/01/23 - 04/01/44	8,234	9,001
2.87%, 09/01/27	2,800	2,784
3.50%, 11/01/28 - 06/01/29	7,165	7,502
4.50%, 12/01/17 - 07/01/42	14,021	14,869
3.02%, (12M US LIBOR +/- MBS spread), 01/01/35 (a) (o)	547	571
	Shares/Par†	Value
5.50%, 12/01/18 - 09/01/41	42,019	46,831
3.12%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 01/01/36 (a) (o)	6,573	6,949
6.00%, 10/01/17 - 04/01/39	1,477	1,674
2.23%, (12M US Federal Reserve Cumulative Average CMT +/- MBS spread), 09/01/40 (a) (o)	2	2
2.03%, (12M US Federal Reserve Cumulative Average CMT +/- MBS spread), 06/01/43 (a) (o)	183	183
Government National Mortgage Association
2.63%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 05/20/26 - 05/20/30 (a) (o)	28	28
2.37%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 02/20/27 - 02/20/32 (a) (o)	48	49
5.00%, 02/15/38 - 07/15/41	18,309	20,186
3.00%, 11/15/44 - 07/15/45	5,484	5,570
		384,497
Sovereign 3.1%
Australia Government Bond
3.25%, 04/21/25, AUD	4,750	3,870
Banco del Estado de Chile
4.13%, 10/07/20	3,486	3,687
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	6,000	6,154
Belgium Government Bond
0.80%, 06/22/25, EUR (b)	1,900	2,316
Bundesrepublik Deutschland
0.25%, 02/15/27, EUR	1,900	2,217
Canada Government Bond
1.50%, 06/01/23, CAD	3,500	2,744
Chile Government International Bond
3.13%, 03/27/25	9,000	9,255
Czech Republic Government Bond
0.45%, 10/25/23, CZK	100,000	4,528
France Government Bond OAT
0.25%, 11/25/26, EUR	2,400	2,731
Indonesia Government International Bond
4.88%, 05/05/21	9,000	9,697
Ireland Government Bond
1.00%, 05/15/26, EUR	3,900	4,707
Israel Government Bond
4.25%, 03/31/23, ILS	8,250	2,802
1.75%, 08/31/25, ILS	16,000	4,620
Israel Government International Bond
4.00%, 06/30/22	7,500	8,033
Kuwait International Government Bond
2.75%, 03/20/22 (b)	8,700	8,779
Mexico Government International Bond
4.00%, 10/02/23	9,000	9,509
New Zealand Government Bond
2.75%, 04/15/25, NZD	4,500	3,233
Philippine Government International Bond
4.20%, 01/21/24	9,000	9,877
Portugal Obrigacoes do Tesouro OT
2.88%, 10/15/25, EUR (b)	800	1,005
Spain Government Bond
0.40%, 04/30/22, EUR	2,800	3,328
1.60%, 04/30/25, EUR (b)	3,300	4,056
		107,148
U.S. Government Agency Obligations 0.5%
Federal Home Loan Mortgage Corp.
1.25%, 10/02/19 (q)	18,500	18,388
Small Business Administration Participation Certificates
6.29%, 01/01/21	2	2
5.13%, 09/01/23	7	7
5.52%, 06/01/24	118	125
		18,522
U.S. Treasury Securities 25.8%
U.S. Treasury Bond
2.75%, 08/15/42 - 11/15/42	31,950	31,526
3.13%, 02/15/43	65,600	69,167
3.63%, 08/15/43	39,800	45,646

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
3.75%, 11/15/43	32,100	37,612
2.50%, 02/15/45 - 02/15/46	92,300	86,028
2.88%, 05/15/43 - 08/15/45	49,600	49,951
U.S. Treasury Note
0.75%, 04/30/18	3,700	3,690
1.00%, 05/15/18	9,750	9,735
1.38%, 04/30/20 - 08/31/20	4,100	4,075
1.50%, 01/31/22 - 02/28/23	9,300	9,081
1.75%, 12/31/20 - 04/30/22	10,200	10,196
1.63%, 08/31/22 (k)	119,000	117,327
1.88%, 08/31/22	2,800	2,792
2.00%, 08/31/21 - 08/15/25	11,400	11,269
2.50%, 05/15/24	2,000	2,045
2.38%, 08/15/24	1,900	1,926
1.63%, 06/30/20 - 05/15/26	10,500	10,083
2.00%, 11/15/26	3,600	3,507
2.25%, 08/15/27	402,000	399,048
		904,704
Total Government And Agency Obligations (cost $1,578,430)		1,576,231
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (e) (r) (s)	128	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 29.0%
Investment Companies 12.7%
JNL Government Money Market Fund - Institutional Class, 0.89% (t) (u)	444,563	444,563
Securities Lending Collateral 3.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (u)	120,143	120,143
Treasury Securities 11.4%
U.S. Treasury Bill
0.92%, 10/05/17	100,000	99,990
1.16%, 10/12/17	100,000	99,970
1.11%, 10/19/17	100,000	99,950
0.97%, 10/26/17	100,000	99,931
		399,841
U.S. Government Agency Obligations 1.5%
Federal Home Loan Bank
1.06%, 10/06/17 (q)	8,500	8,499
1.03%, 10/23/17 (q)	25,700	25,684
1.05%, 11/13/17 (q)	17,100	17,078
		51,261
Total Short Term Investments (cost $1,015,818)		1,015,808
Total Investments 113.7% (cost $3,950,709)		3,980,221
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (13.7)%		(479,476)
Total Net Assets 100.0%		$3,500,746

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $357,540 and 10.2%, respectively.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Non-income producing security.

(f) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(g) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(h) Perpetual security.

(i) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) All or portion of the security was on loan.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m) This variable rate senior loan will settle after September 30, 2017. The reference rate and spread presented will go into effect upon settlement.

(n) The variable rate for this government and agency collateralized mortgage obligation is determined based on the tranches of the underlying mortgage-backed security pools' cash flows into securities which have varying coupon and principle payback profiles. Tranches pay an interest rate determined by a formula set forth in the security’s offering documents. The variable interest rate may reset periodically and is generally tied to a major market reference rate. The variable rate can also be affected by the current weighted average coupon.

(o) The variable rate for this government and agency mortgage-backed security (“MBS”) is determined by a formula in the security's offering documents. The rate is affected by the MBS pass-through rate which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

(p) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2017, the total payable for investments purchased on a delayed delivery basis was $210,475.

(q) The security is a direct debt of the agency and not collateralized by mortgages.

(r) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(s) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Piper Jaffray Cos., 5.06%, 10/09/18	10/09/15	$3,000	$3,055	0.1%
		$3,000	$3,055	0.1%

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
BRL/USD	SCB	10/03/17	BRL	68,100	$21,502	$2,996
BRL/USD	BNP	01/03/18	BRL	652	203	13
BRL/USD	JPM	01/03/18	BRL	652	203	14
USD/BRL	SCB	10/03/17	BRL	(68,100)	(21,502)	(2,995)
USD/BRL	BNP	01/03/18	BRL	(652)	(203)	(13)
USD/BRL	JPM	01/03/18	BRL	(652)	(203)	(14)
					$—	$1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 65.5%
Argentina 0.1%
Aeropuertos Argentina 2000 SA
6.88%, 02/01/27 (a) (b)	300	$320
Brazil 2.5%
Cosan Overseas Ltd.
8.25%, (callable at 100 beginning 02/05/18) (a) (c)	2,500	2,537
Globo Comunicacao e Participacoes SA
5.13%, 03/31/27 (b)	4,100	4,142
Marb BondCo Plc
7.00%, 03/15/24 (a)	3,200	3,141
Marfrig Holdings Europe BV
8.00%, 06/08/23 (b)	700	726
7.00%, 03/15/24 (b)	800	788
Petrobras Global Finance BV
7.38%, 01/17/27	2,000	2,203
		13,537
Cayman Islands 1.3%
SPARC EM Ltd.
0.00%, 12/05/22 (d)	1,100	1,004
0.00%, 12/05/22 (b) (d)	6,800	6,207
		7,211
Chile 7.6%
Banco de Credito e Inversiones
4.00%, 02/11/23	3,100	3,289
Banco Santander Chile
3.88%, 09/20/22 (a)	650	683
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	540	589
5.00%, 01/21/21	1,316	1,398
4.75%, 01/11/22	1,600	1,692
Colbun SA
6.00%, 01/21/20	6,240	6,780
E.CL SA
5.63%, 01/15/21 (a)	3,000	3,286
Embotelladora Andina SA
5.00%, 10/01/23 (a)	5,210	5,743
Empresa Nacional de Electricidad SA
4.25%, 04/15/24	1,125	1,182
Guanay Finance Ltd.
6.00%, 12/15/20	1,364	1,403
Inversiones CMPC SA
6.13%, 11/05/19	800	859
Itau CorpBanca
3.88%, 09/22/19 (a)	12,500	12,885
Transelec SA
4.63%, 07/26/23	795	848
		40,637
China 7.2%
CNOOC Finance 2011 Ltd.
4.25%, 01/26/21	1,700	1,788
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	10,500	10,657
CNPC General Capital Ltd.
2.70%, 11/25/19	200	201
3.95%, 04/19/22	600	630
3.40%, 04/16/23	6,000	6,133
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	5,500	5,855
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26	3,500	3,326
Sinopec Group Overseas Development 2017 Ltd.
2.25%, 09/13/20 (b)	2,500	2,491
3.63%, 04/12/27 (b)	7,000	7,126
		38,207
Colombia 1.2%
SURA Asset Management SA
4.38%, 04/11/27 (b)	2,100	2,132
	Shares/Par†	Value
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	4,000	4,100
		6,232
Costa Rica 0.8%
Banco de Costa Rica
5.25%, 08/12/18	1,453	1,478
Banco Nacional de Costa Rica
4.88%, 11/01/18	1,000	1,018
5.88%, 04/25/21	1,700	1,771
		4,267
Dominican Republic 0.3%
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23	1,794	1,874
Guatemala 0.4%
Energuate Trust
5.88%, 05/03/27 (b)	800	826
Industrial Senior Trust
5.50%, 11/01/22	1,600	1,612
		2,438
Hong Kong 2.5%
CK Hutchison International 17 Ltd.
2.25%, 09/29/20 (b)	400	399
2.88%, 04/05/22	1,500	1,513
2.88%, 04/05/22 (b)	400	402
2.75%, 03/29/23 (b)	3,000	2,982
3.50%, 04/05/27	1,600	1,611
3.50%, 04/05/27 (b)	4,000	4,052
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/22	2,200	2,254
		13,213
India 8.3%
Adani Ports & Special Economic Zone Ltd.
3.95%, 01/19/22	800	823
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	1,000	1,055
Bharti Airtel Ltd.
4.38%, 06/10/25	8,000	8,080
BPRL International Singapore Pte Ltd.
4.38%, 01/18/27 (a)	8,500	8,849
Indian Oil Corp. Ltd.
5.63%, 08/02/21	3,742	4,111
5.75%, 08/01/23	8,000	9,043
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	2,200	2,181
3.75%, 07/27/26	10,000	9,959
		44,101
Israel 0.1%
Delek & Avner Tamar Bond Ltd.
5.41%, 12/30/25 (b)	320	331
Jamaica 0.8%
Digicel Group Ltd.
7.13%, 04/01/22	5,000	4,540
Malaysia 6.8%
Axiata Group Bhd
3.47%, 11/19/20	10,000	10,230
Gohl Capital Ltd.
4.25%, 01/24/27	10,500	10,805
Malayan Banking Bhd
3.90%, 10/29/26	2,000	2,046
Petronas Capital Ltd.
3.50%, 03/18/25 (a)	8,500	8,808
Petronas Global Sukuk Ltd.
2.71%, 03/18/20	4,000	4,032
		35,921
Mexico 1.4%
America Movil SAB de CV
5.00%, 03/30/20	1,200	1,283
Banco Nacional de Comercio Exterior SNC
3.80%, (5Y US Treasury Note + 3.00%), 08/11/26 (e)	1,000	1,005
Grupo Idesa SA de CV
7.88%, 12/18/20 (a)	1,400	1,389

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Grupo Posadas SAB de CV
7.88%, 06/30/22	2,000	2,145
Sixsigma Networks Mexico SA de CV
8.25%, 11/07/21 (a)	1,500	1,552
		7,374
Netherlands 1.9%
AES Andres BV
7.95%, 05/11/26 (b)	1,500	1,626
Petrobras Global Finance BV
7.25%, 03/17/44	8,000	8,346
		9,972
Panama 2.9%
Autoridad del Canal de Panama
4.95%, 07/29/35	200	224
Banistmo SA
3.65%, 09/19/22 (b)	1,600	1,597
ENA Norte Trust
4.95%, 04/25/23	607	634
Global Bank Corp.
5.13%, 10/30/19	3,400	3,551
4.50%, 10/20/21 (b)	200	205
4.50%, 10/20/21	8,800	9,007
		15,218
Peru 7.2%
Banco de Credito del Peru
2.25%, 10/25/19	7,000	7,015
5.38%, 09/16/20 (a)	3,400	3,708
Banco Internacional del Peru S.A.A. of Panama
5.75%, 10/07/20	6,700	7,348
BBVA Banco Continental SA
5.00%, 08/26/22	1,400	1,524
Corp. Financiera de Desarrollo SA
3.25%, 07/15/19	1,200	1,224
4.75%, 07/15/25	900	968
Fondo Mivivienda SA
3.50%, 01/31/23	6,802	6,965
3.50%, 01/31/23 (b)	450	461
Transportadora de Gas del Peru SA
4.25%, 04/30/28	8,500	8,830
		38,043
Philippines 0.3%
BDO Unibank Inc.
2.63%, 10/24/21	1,500	1,492
Qatar 1.6%
Ooredoo International Finance Ltd.
3.88%, 01/31/28 (a)	8,500	8,543
Singapore 7.9%
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (c)	8,000	8,030
1.93%, (3M US LIBOR + 0.62%), 07/25/22 (b) (e)	2,650	2,662
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24	4,784	4,907
Singtel Group Treasury Pte Ltd.
4.50%, 09/08/21	200	215
SP PowerAssets Ltd.
2.70%, 09/14/22	200	202
Temasek Financial I Ltd.
2.38%, 01/23/23	13,028	13,018
United Overseas Bank Ltd.
3.75%, 09/19/24	7,500	7,638
3.50%, 09/16/26	5,200	5,252
		41,924
United States of America 2.4%
Reliance Holding USA Inc.
4.50%, 10/19/20	1,100	1,160
5.40%, 02/14/22	10,375	11,401
		12,561
Total Corporate Bonds And Notes (cost $344,701)		347,956
	Shares/Par†	Value
GOVERNMENT AND AGENCY OBLIGATIONS 27.0%
Argentina 2.1%
Argentina Republic Government International Bond
6.88%, 01/26/27	6,000	6,479
Provincia de Buenos Aires
7.88%, 06/15/27 (b)	3,400	3,697
7.88%, 06/15/27	1,000	1,085
		11,261
Brazil 1.0%
Brazil Government International Bond
5.63%, 01/07/41	5,000	5,050
Chile 4.5%
Banco del Estado de Chile
4.13%, 10/07/20	2,826	2,989
3.88%, 02/08/22 (a)	2,700	2,862
Chile Government International Bond
3.13%, 03/27/25 - 01/21/26 (a)	15,900	16,290
3.86%, 06/21/47	1,600	1,625
		23,766
Costa Rica 0.4%
Costa Rica Government International Bond
10.00%, 08/01/20	1,930	2,239
Dominican Republic 1.6%
Dominican Republic International Bond
5.95%, 01/25/27	5,400	5,798
5.95%, 01/25/27 (b)	2,400	2,580
		8,378
Guatemala 0.4%
Guatemala Government Bond
4.50%, 05/03/26	1,800	1,809
India 1.4%
Export-Import Bank of India
2.75%, 04/01/20	200	201
3.13%, 07/20/21 (a)	3,733	3,766
4.00%, 01/14/23	3,500	3,666
		7,633
Indonesia 3.5%
Indonesia Government International Bond
4.88%, 05/05/21	6,400	6,896
Perusahaan Penerbit SBSN Indonesia III
4.15%, 03/29/27	1,000	1,024
4.15%, 03/29/27 (b)	10,500	10,815
		18,735
Israel 2.0%
Israel Government International Bond
4.00%, 06/30/22	3,500	3,749
3.15%, 06/30/23	2,000	2,067
2.88%, 03/16/26	4,700	4,743
		10,559
Malaysia 0.7%
Malaysia Sovereign Sukuk Bhd
3.04%, 04/22/25 (a)	2,500	2,508
Malaysia Sukuk Global Bhd
3.18%, 04/27/26	1,000	1,011
		3,519
Mexico 3.1%
Mexico Government International Bond
4.00%, 10/02/23	1,800	1,902
4.15%, 03/28/27	8,000	8,408
4.75%, 03/08/44	1,900	1,958
United Mexican States
4.13%, 01/21/26	4,000	4,210
		16,478
Panama 2.6%
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	1,751	1,796
Panama Government International Bond
4.00%, 09/22/24	2,000	2,129
3.88%, 03/17/28	8,500	9,004

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
4.50%, 05/15/47	1,000	1,055
		13,984
Philippines 3.3%
Philippine Government International Bond
4.20%, 01/21/24	9,600	10,536
3.70%, 02/02/42	7,000	7,021
		17,557
Poland 0.4%
Poland Government International Bond
5.13%, 04/21/21	2,000	2,192
Total Government And Agency Obligations (cost $141,133)		143,160
SHORT TERM INVESTMENTS 11.3%
Investment Companies 7.7%
JNL Government Money Market Fund - Institutional Class, 0.89% (f) (g)	41,016	41,016
Securities Lending Collateral 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (g)	19,245	19,245
Total Short Term Investments (cost $60,261)		60,261
Total Investments 103.8% (cost $546,095)		551,377
Other Assets and Liabilities, Net (3.8)%		(20,127)
Total Net Assets 100.0%		$531,250

(a) All or portion of the security was on loan.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $56,567 and 10.6%, respectively.

(c) Perpetual security.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 44.4%
AIMCO CLO Corp.
Series 2014-AR-AA, 2.41%, (3M US LIBOR + 1.10%), 07/20/26 (a) (b)	5,000	$5,000
Ajax Mortgage Loan Trust
Series 2016-A-1, 4.25%, 07/25/47 (b) (c)	4,023	4,092
ALM XIX LLC
Series 2016-A1-19A, 2.85%, (3M US LIBOR + 1.55%), 07/15/28 (a) (b)	5,000	5,035
Series 2016-A2-19A, 3.50%, (3M US LIBOR + 2.20%), 07/15/28 (a) (b)	5,000	5,045
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,742	1,571
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	1,503	1,290
American Capital CLO Ltd.
Series 2014-AR-1A, 2.55%, (3M US LIBOR + 1.25%), 07/18/26 (a) (b)	1,000	1,002
Americold LLC Trust
Series 2010-C-ARTA, REMIC, 6.81%, 01/14/21 (b)	410	455
Anchorage Capital CLO Ltd.
Series 2014-AR-5A, 2.45%, (3M US LIBOR + 1.15%), 10/15/26 (a) (b)	1,000	1,003
Series 2012-A2R-1A, 3.40%, (3M US LIBOR + 2.10%), 01/13/27 (a) (b)	5,000	5,013
Apidos CLO XXIV
Series 2016-A2-24A, 3.31%, (3M US LIBOR + 2.00%), 07/20/27 (a) (b)	5,000	5,014
Arcadia Receivables Credit Trust
Series 2017-A-1, 3.25%, 06/15/23 (b)	2,804	2,821
Atlas Senior Loan Fund IV Ltd.
Series 2013-A1LR-2A, 2.30%, (3M US LIBOR + 0.98%), 02/17/26 (a) (b)	7,000	7,000
Avant Loans Funding Trust
Series 2017-A-A, 2.41%, 03/15/21 (b)	1,524	1,524
Babson CLO Ltd.
Series 2014-AR-3A, 2.62%, (3M US LIBOR + 1.32%), 01/15/26 (a) (b)	5,000	5,044
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	1,321	1,328
Series 2006-3CB1-1, REMIC, 6.50%, 02/25/36	1,068	1,030
Banc of America Commercial Mortgage Trust
Series 2007-AM-5, REMIC, 5.77%, 10/10/17 (a)	156	156
BANK 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.62%, 05/15/50 (a)	16,247	1,607
Bayview Opportunity Master Fund IIIB Trust
Series 2017-A1-RN2, 3.47%, 04/28/32 (a) (b)	4,003	4,023
BBCMS Trust
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a) (b)	425	432
Series 2017-C-DELC, REMIC, 2.43%, (1M US LIBOR + 1.20%), 08/15/19 (a) (b)	331	331
Series 2017-D-DELC, REMIC, 2.93%, (1M US LIBOR + 1.70%), 08/15/19 (a) (b)	377	377
Series 2017-E-DELC, REMIC, 3.73%, (1M US LIBOR + 2.50%), 08/15/19 (a) (b)	789	789
Series 2017-F-DELC, REMIC, 4.73%, (1M US LIBOR + 3.50%), 08/15/19 (a) (b)	756	756
Series 2014-E-BXO, REMIC, 3.79%, (1M US LIBOR + 2.56%), 08/15/27 (a) (b)	2,669	2,674
Interest Only, Series 2017-XA-C1, REMIC, 1.69%, 02/15/50 (a)	22,824	2,454
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.68%, 06/05/20 (a) (b)	3,283	3,082
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 3.88%, 07/25/36 (a)	7,590	6,959
Bear Stearns Asset Backed Securities I Trust
Series 2006-M1-2, REMIC, 1.66%, (1M US LIBOR + 0.42%), 07/25/36 (a)	2,421	2,418
Benefit Street Partners CLO III Ltd.
Series 2013-A1R-IIIA, 2.56%, (3M US LIBOR + 1.25%), 01/20/31 (a) (b)	2,000	2,009
	Shares/Par†	Value
BlueMountain CLO Ltd.
Series 2015-B-4A, 3.56%, (3M US LIBOR + 2.25%), 01/20/27 (a) (b)	500	501
Series 2015-C-4A, 4.51%, (3M US LIBOR + 3.20%), 01/20/27 (a) (b)	500	501
Series 2015-D-2A, 4.85%, (3M US LIBOR + 3.55%), 07/18/27 (a) (b)	500	503
Series 2015-A1-3A, 2.79%, (3M US LIBOR + 1.48%), 10/20/27 (a) (b)	500	501
Series 2013-A1R-1A, 2.71%, (3M US LIBOR + 1.40%), 01/20/29 (a) (b)	1,000	1,008
BSPRT Issuer Ltd.
Series 2017-B-FL1, 3.63%, (1M US LIBOR + 2.40%), 02/15/22 (a) (b)	1,390	1,394
CAM Mortgage Trust
Series 2016-A-1, REMIC, 4.00%, 01/15/56 (a) (b)	428	429
Carlyle Global Market Strategies CLO Ltd.
Series 2013-B-2A, 3.05%, (3M US LIBOR + 1.75%), 04/18/25 (a) (b)	1,000	1,001
Cent CDO 12 Ltd.
Series 2006-D-12A, 2.72%, (3M US LIBOR + 1.40%), 11/18/20 (a) (b)	2,000	1,976
Cent CLO 21 Ltd.
Series 2014-A1AR-21A, 2.53%, (3M US LIBOR + 1.21%), 07/27/26 (a) (b)	500	502
CFCRE Commercial Mortgage Trust
Interest Only, Series 2017-XA-C8, 1.84%, 06/15/50 (a)	16,578	1,872
Interest Only, Series 2016-XA-C3, REMIC, 1.24%, 12/12/25 (a)	5,081	360
Series 2016-C-C4, REMIC, 5.04%, 04/10/26 (a)	2,332	2,406
Interest Only, Series 2016-XA-C4, REMIC, 1.92%, 05/10/58 (a)	28,205	3,105
CFIP CLO Ltd.
Series 2014-AR-1A, 2.62%, (3M US LIBOR + 1.32%), 07/13/29 (a) (b)	7,500	7,533
CIM Trust
Series 2016-A1-3, REMIC, 3.74%, 02/25/56 (a) (b)	4,626	4,769
Citigroup Commercial Mortgage Trust
Series 2015-A5-GC27, REMIC, 3.14%, 12/10/24	461	465
Series 2015-C-GC27, REMIC, 4.58%, 01/10/25 (a)	828	792
Series 2015-C-GC35, REMIC, 4.65%, 11/10/25	311	310
Interest Only, Series 2014-XA-GC19, REMIC, 1.37%, 03/10/47 (a)	39,924	2,185
Interest Only, Series 2014-XA-GC21, REMIC, 1.41%, 05/10/47 (a)	36,744	2,291
Interest Only, Series 2015-XA-GC35, REMIC, 1.04%, 11/10/48 (a)	4,019	197
Interest Only, Series 2016-XA-GC36, REMIC, 1.50%, 02/10/49 (a)	4,311	353
Interest Only, Series 2016-XA-GC37, REMIC, 1.81%, 04/10/49 (a)	8,568	990
Interest Only, Series 2016-XA-P3, REMIC, 1.87%, 04/15/49 (a)	7,686	800
Interest Only, Series 2016-XA-P5, REMIC, 1.70%, 10/10/49 (a)	11,408	1,119
Interest Only, Series 2017-XA-P7, REMIC, 1.29%, 04/14/50 (a)	34,989	2,893
Citigroup Mortgage Loan Trust Inc.
Series 2014-A2-J2, REMIC, 3.50%, 10/25/33 (a) (b)	1,786	1,817
CitiMortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	1,636	1,583
CLNS Trust
Series 2017-D-IKPR, 3.29%, (1M US LIBOR + 2.05%), 06/11/22 (a) (b)	973	972
Series 2017-E-IKPR, 4.74%, (1M US LIBOR + 3.50%), 06/11/22 (a) (b)	973	974
Series 2017-F-IKPR, 5.74%, (1M US LIBOR + 4.50%), 06/11/22 (a) (b)	973	975
CLUB Credit Trust
Series 2017-B-NP1, 3.17%, 11/15/18 (b)	1,000	999
COBALT CMBS Commercial Mortgage Trust
Series 2007-AJFX-C2, REMIC, 5.57%, 04/15/47 (a)	1,594	1,624

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Colony Starwood Homes Trust
Series 2016-D-2A, REMIC, 3.58%, (1M US LIBOR + 2.35%), 12/17/18 (a) (b)	1,000	1,014
COMM Mortgage Trust
Series 2015-D-DC1, REMIC, 4.50%, 02/10/25 (a) (b)	1,750	1,384
Series 2016-C-CR28, REMIC, 4.80%, 12/10/25 (a)	450	444
Interest Only, Series 2015-XA-CR26, REMIC, 1.20%, 10/10/48 (a)	5,332	324
Series 2012-C-CR4, REMIC, 4.44%, 11/15/22 (a) (b)	673	682
Series 2013-D-LC13, REMIC, 5.21%, 09/10/23 (a) (b)	1,483	1,450
Interest Only, Series 2015-XA-CR27, REMIC, 1.30%, 09/10/25 (a)	12,536	772
Interest Only, Series 2015-XA-LC21, REMIC, 1.00%, 07/10/48 (a)	23,649	1,052
Interest Only, Series 2015-XA-CR25, REMIC, 1.10%, 08/10/48 (a)	23,440	1,318
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.49%, 10/10/46 (a)	39,608	2,117
Commercial Mortgage Pass-Through Certificates
Series 2015-C-LC23, REMIC, 4.80%, 10/10/25 (a)	306	317
Interest Only, Series 2014-XA-UBS3, REMIC, 1.47%, 06/10/47 (a)	39,439	2,194
Commercial Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.48%, 04/10/27 (a)	18,445	1,704
Commonbond Student Loan Trust
Series 2016-A1-A, 3.32%, 05/25/40 (b)	2,969	2,954
Credit Acceptance Auto Loan Trust
Series 2017-A-2A, 2.55%, 08/15/20 (b)	5,000	4,996
Credit Suisse Commercial Mortgage Trust
Series 2008-AM-C1, REMIC, 6.51%, 02/15/41 (a) (b)	120	121
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	1,407	1,403
Credit Suisse Mortgage Trust
Series 2017-A-1, 4.50%, 03/25/21 (b)	4,765	4,795
Series 2017-E-LSTK, REMIC, 3.44%, 04/05/21 (a) (b)	1,799	1,770
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.74%, 11/18/25 (a)	309	312
CSMC Trust
Series 2017-E-CHOP, REMIC, 4.53%, (1M US LIBOR + 3.30%), 07/15/32 (a) (b)	2,125	2,128
Cutwater Ltd.
Series 2014-A1AR-1A, 2.55%, (3M US LIBOR + 1.25%), 07/15/26 (a) (b)	6,000	6,012
CVP CLO Ltd.
Series 2017-A-1A, 2.65%, (3M US LIBOR + 1.34%), 07/20/30 (a) (b)	7,500	7,500
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.65%, 05/10/49 (a)	13,683	1,287
Series 2016-C-C1, REMIC, 3.50%, 05/10/49 (a)	801	762
Deephaven Residential Mortgage Trust
Series 2017-A1-1A, REMIC, 2.72%, 10/25/25 (a) (b)	1,727	1,728
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 1.54%, (1M US LIBOR + 0.30%), 09/25/47 (a)	2,243	1,964
Dorchester Park CLO Ltd.
Series 2015-C-1A, 4.51%, (3M US LIBOR + 3.20%), 01/20/27 (a) (b)	1,000	1,000
Earnest Student Loan Program LLC
Series 2017-A2-A, 2.65%, 07/25/25 (b)	2,790	2,770
FirstKey Mortgage Trust
Series 2014-A8-1, REMIC, 3.50%, 12/25/33 (a) (b)	6,483	6,595
Flagship Credit Auto Trust
Series 2016-C-4, 2.71%, 08/15/20 (b)	2,000	1,978
Series 2016-B-3, 2.43%, 06/15/21 (b)	1,000	1,003
	Shares/Par†	Value
Galaxy XV CLO Ltd.
Series 2013-A-15A, 2.55%, (3M US LIBOR + 1.25%), 04/15/25 (a) (b)	1,343	1,344
Series 2013-B-15A, 3.15%, (3M US LIBOR + 1.85%), 04/15/25 (a) (b)	1,000	1,001
GCAT LLC
Series 2017-5, 3.23%, 07/25/47 (b) (c)	7,270	7,280
GE Commercial Mortgage Corp Series Trust
Series 2007-AM-C1, REMIC, 5.61%, 12/10/49 (a)	500	510
GMAC Commercial Mortgage Securities Inc.
Series 2004-D-C3, REMIC, 5.04%, 12/10/41 (a)	1,057	1,062
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (a) (b)	800	791
Great Wolf Trust
Series 2017-D-WOLF, 3.34%, (1M US LIBOR + 2.10%), 09/15/19 (a) (b)	698	699
Series 2017-E-WOLF, 4.34%, (1M US LIBOR + 3.10%), 09/15/19 (a) (b)	1,082	1,083
Series 2017-F-WOLF, 5.31%, (1M US LIBOR + 4.07%), 09/15/19 (a) (b)	576	577
GS Mortgage Securities Trust
Interest Only, Series 2017-XA-GS6, 1.20%, 05/10/50 (a)	30,377	2,501
Interest Only, Series 2015-XA-GC34, REMIC, 1.52%, 10/10/25 (a)	3,458	280
Interest Only, Series 2014-XA-GC20, REMIC, 1.17%, 04/10/47 (a)	9,544	485
Interest Only, Series 2014-XA-GC24, REMIC, 0.98%, 09/10/47 (a)	10,430	434
Series 2014-D-GC26, REMIC, 4.66%, 11/10/47 (a) (b)	2,349	1,987
Interest Only, Series 2015-XA-GS1, REMIC, 0.97%, 11/10/48 (a)	5,683	298
Series 2013-D-GC13, REMIC, 4.20%, 07/10/23 (a) (b)	662	607
GSCCRE Commercial Mortgage Trust
Series 2015-C-HULA, 3.98%, (1M US LIBOR + 2.75%), 08/15/32 (a) (b)	1,518	1,523
Hildene CLO II Ltd.
Series 2014-AR-2A, 2.49%, (3M US LIBOR + 1.18%), 07/19/26 (a) (b)	5,400	5,408
Home Equity Loan Trust
Series 2007-2AV2-FRE1, REMIC, 1.40%, (1M US LIBOR + 0.16%), 04/25/37 (a)	3,000	2,913
IMT Trust
Series 2017-EFL-APTS, 3.38%, (1M US LIBOR + 2.15%), 06/15/19 (a) (b)	721	720
Series 2017-FFL-APTS, 4.08%, (1M US LIBOR + 2.85%), 06/15/19 (a) (b)	721	721
Jamestown CLO III Ltd.
Series 2013-A1AR-3A, 2.44%, (3M US LIBOR + 1.14%), 01/15/26 (a) (b)	3,000	3,001
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27 (b)	6,000	6,056
JPMBB Commercial Mortgage Securities Trust
Series 2015-C-C32, REMIC, 4.82%, 10/15/25 (a)	420	415
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	359	372
Interest Only, Series 2014-XA-C21, REMIC, 1.23%, 08/15/47 (a)	13,339	730
Interest Only, Series 2014-XA-C22, REMIC, 1.08%, 09/15/47 (a)	48,058	2,315
Interest Only, Series 2016-XA-C2, REMIC, 1.86%, 06/15/49 (a)	34,795	3,307
Series 2013-D-C15, REMIC, 5.25%, 10/15/23 (a) (b)	920	893
JPMCC Trust
Series 2014-B702-FRR1, RE-REMIC, 4.23%, 03/27/18 (b)	2,085	2,071
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C4, REMIC, 0.97%, 12/15/49 (a)	29,134	1,745
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 3.38%, (1M US LIBOR + 2.15%), 10/15/22 (a) (b)	1,199	1,205
Series 2016-C-ASH, 3.98%, (1M US LIBOR + 2.75%), 10/15/22 (a) (b)	677	681
Series 2008-A4-C2, REMIC, 6.07%, 01/12/18	277	278

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Series 2006-AM-LDP9, REMIC, 5.37%, 05/15/47	210	210
Series 2016-E-WPT, REMIC, 6.23%, (1M US LIBOR + 5.00%), 10/15/18 (a) (b)	1,873	1,897
Series 2016-E-WIKI, REMIC, 4.14%, 10/05/21 (a) (b)	2,356	2,346
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-C1, REMIC, 6.28%, 11/15/17 (a)	413	413
Series 2007-AM-CB18, REMIC, 5.47%, 06/12/47 (a)	131	131
Interest Only, Series 2015-XA-JP1, REMIC, 1.30%, 01/15/49 (a)	4,951	270
Series 2007-AJ-CB20, REMIC, 6.46%, 02/12/51 (a)	17	17
Series 2017-C-MAUI, REMIC, 2.48%, (1M US LIBOR + 1.25%), 07/15/19 (a) (b)	576	573
Series 2017-D-MAUI, REMIC, 3.18%, (1M US LIBOR + 1.95%), 07/15/19 (a) (b)	541	541
Series 2017-E-MAUI, REMIC, 4.18%, (1M US LIBOR + 2.95%), 07/15/19 (a) (b)	479	480
Series 2017-F-MAUI, REMIC, 4.98%, (1M US LIBOR + 3.75%), 07/15/19 (a) (b)	674	676
Series 2015-D-MAR7, REMIC, 5.23%, 06/05/22 (b)	1,491	1,525
Interest Only, Series 2015-XA-C32, REMIC, 1.63%, 09/15/25 (a)	14,640	929
Series 2015-F-JP1, REMIC, 4.90%, 12/15/25 (a) (b)	1,123	833
Series 2004-D-CBX, REMIC, 5.10%, 01/12/37 (a)	1,581	1,612
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,000	988
Interest Only, Series 2016-XA-JP4, REMIC, 0.96%, 12/15/49 (a)	19,323	905
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (b)	1,857	1,864
Kabbage Asset Securitization LLC
Series 2017-A-1, 4.57%, 03/16/20 (b)	5,000	5,095
KVK CLO Ltd.
Series 2015-AR-1A, 2.42%, (3M US LIBOR + 1.25%), 05/20/27 (a) (b)	7,500	7,524
LB-UBS Commercial Mortgage Trust
Series 2007-AJ-C7, REMIC, 6.39%, 09/15/45 (a)	2,332	2,359
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 07/12/50 (b)	2,900	2,887
LCM XVI LP
Series AR-16A, 2.33%, (3M US LIBOR + 1.03%), 07/15/26 (a) (b)	1,750	1,752
Legacy Mortgage Asset Trust
Series 2017-A1-GS1, REMIC, 3.50%, 01/25/57 (b) (c)	4,903	4,886
Lendmark Funding Trust
Series 2017-A-1A, 2.83%, 12/22/25 (b)	5,000	5,001
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, 2.10%, 06/10/25 (a) (b)	17,474	1,350
MarketPlace Loan Trust
Series 2015-A-AV2, 4.00%, 10/15/21 (b)	125	124
Merrill Lynch Mortgage Trust
Series 2006-AJ-C1, REMIC, 5.75%, 05/12/39 (a)	58	58
Series 2007-AM-C1, REMIC, 6.01%, 06/12/50 (a)	1,854	1,854
Midocean Credit CLO VII
Series 2017-A1-7A, 2.62%, (3M US LIBOR + 1.32%), 07/15/29 (a) (b)	7,000	7,000
Milos CLO Ltd.
Series 2017-A-1A, 2.49%, (3M US LIBOR + 1.25%), 10/20/30 (a) (b)	7,500	7,500
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C15, REMIC, 1.30%, 02/15/24 (a)	16,765	805
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	420	435
Series 2015-D-C26, REMIC, 3.06%, 10/15/25 (b)	550	448
Series 2015-D-C27, REMIC, 3.24%, 11/15/25 (b)	297	219
Series 2015-C-C27, REMIC, 4.69%, 11/15/25 (a)	207	197
Interest Only, Series 2016-XA-C28, REMIC, 1.44%, 01/15/26 (a)	4,607	356
Series 2016-C-C29, REMIC, 4.91%, 04/15/26 (a)	2,371	2,463
	Shares/Par†	Value
Series 2014-C-C17, REMIC, 4.61%, 07/15/24 (a)	1,240	1,242
Series 2015-D-C20, REMIC, 3.07%, 01/15/25 (b)	1,000	751
Morgan Stanley Capital I Trust
Series 2015-AFSC-XLF2, 4.24%, (1M US LIBOR + 3.00%), 11/15/17 (a) (b)	315	314
Interest Only, Series 2016-XA-UB12, 0.97%, 12/15/49 (a)	4,153	214
Interest Only, Series 2017-XA-H1, 1.62%, 06/15/50 (a)	26,704	2,613
Interest Only, Series 2015-XA-UBS8, REMIC, 1.12%, 12/15/48 (a)	4,925	294
Series 2014-CPT, REMIC, 3.56%, 07/13/21 (a) (b)	2,053	2,049
Motel 6 Trust
Series 2017-D-MTL6, REMIC, 3.47%, (1M US LIBOR + 2.15%), 08/15/19 (a) (b)	2,365	2,359
MP CLO IV Ltd.
Series 2013-ARR-2A, 2.59%, (3M US LIBOR + 1.28%), 07/25/29 (a) (b)	7,500	7,527
Nationstar HECM Loan Trust
Series 2016-A-2A, 2.24%, 06/25/18 (b) (d)	2,233	2,253
Series 2017-M1-1A, 2.94%, 11/25/19 (b) (d)	7,000	7,022
OneMain Financial Issuance Trust
Series 2014-A-2A, 2.47%, 12/18/17 (b)	134	134
Series 2015-A-2A, 2.57%, 10/18/18 (b)	2,321	2,325
Series 2017-A1-1A, 2.37%, 04/14/21 (b)	5,000	4,978
Oportun Funding IV LLC
Series 2016-A-C, 3.28%, 11/08/21 (b)	3,000	2,980
Palisades Center Trust
Series 2016-B-PLSD, REMIC, 3.36%, 04/13/21 (b)	1,721	1,730
PFP Pty Ltd.
Series 2017-C-4, 3.49%, (1M US LIBOR + 2.25%), 06/14/20 (a) (b) (d)	1,632	1,632
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL3, 3.25%, 06/29/32 (b) (c)	9,434	9,449
Series 2017-A1-NPL1, REMIC, 3.50%, 04/29/31 (a) (b)	7,108	7,125
Progress Residential Trust
Series 2016-C-SFR1, REMIC, 3.73%, (1M US LIBOR + 2.50%), 09/17/18 (a) (b)	2,000	2,037
RAIT Trust
Series 2017-B-FL7, 2.83%, (1M US LIBOR + 1.60%), 06/15/37 (a) (b)	2,096	2,098
RALI Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	1,799	1,628
Residential Asset Securitization Trust
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	1,116	1,095
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,559	1,184
Resource Capital Corp. Ltd.
Series 2017-B-CRE5, 3.23%, (1M US LIBOR + 2.00%), 04/15/20 (a) (b)	1,651	1,651
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	1,503	1,409
Rockford Tower CLO Ltd.
Series 2017-A-2A, 2.51%, (3M US LIBOR + 1.27%), 10/15/29 (a) (b)	4,000	4,002
SBA Tower Trust
Series 2017-C-1, 3.17%, 04/15/22 (b)	5,000	4,992
Sierra Receivables Funding Co. LLC
Series 2016-A-3A, 2.43%, 05/20/24 (b)	3,906	3,833
Sofi Consumer Loan Program LLC
Series 2017-A1-5, 2.14%, 11/25/19 (b)	2,000	1,998
Series 2016-A-3, 3.05%, 05/25/21 (b)	1,271	1,284
Series 2016-A-1, 3.26%, 07/25/21 (b)	2,517	2,556
Series 2017-A-3, 2.77%, 01/25/22 (b)	1,288	1,294
Series 2017-A2-5, 2.78%, 03/25/22 (b)	1,250	1,246
Series 2017-A-1, 3.28%, 01/26/26 (b)	1,102	1,116
Series 2017-A-2, 3.28%, 02/25/26 (b)	767	776
Sofi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40 (b)	2,000	1,982
Series 2017-BFX-D, 3.61%, 09/25/40 (b)	1,075	1,052
Sound Harbor Loan Fund Ltd.
Series 2014-A1R-1A, 2.51%, (3M US LIBOR + 1.20%), 10/30/26 (a) (b)	2,000	2,004
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (b)	3,300	3,322

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (b)	4,000	4,027
Series 2016-A-AA, 2.90%, 03/15/20 (b)	5,000	5,013
Spruce ABS Trust
Series 2016-A-E1, 4.32%, 01/18/22 (b)	1,865	1,839
Steele Creek CLO Ltd.
Series 2015-AR-1A, 2.57%, (3M US LIBOR + 1.26%), 05/21/29 (a) (b)	4,000	4,020
Stewart Park CLO Ltd.
Series 2015-B-1A, 3.30%, (3M US LIBOR + 2.00%), 04/15/26 (a) (b)	3,200	3,223
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 3.45%, 12/25/35 (a)	3,959	3,756
Structured Asset Securities Corp. Trust
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	3,925	3,687
Sutherland Commercial Mortgage Loans LLC
Series 2015-A-SBC4, 4.00%, 06/25/39 (b)	288	290
Symphony CLO VIII LP
Series 2012-AR-8A, 2.40%, (3M US LIBOR + 1.10%), 01/09/23 (a) (b)	312	312
TAL Advantage VI LLC
Series 2017-A-1A, 4.50%, 04/21/42 (b)	7,693	7,974
TCI-Cent CLO Ltd.
Series 2016-A1-1A, 2.84%, (3M US LIBOR + 1.52%), 12/21/29 (a) (b)	3,000	3,043
Series 2016-A2-1A, 3.52%, (3M US LIBOR + 2.20%), 12/21/29 (a) (b)	3,000	3,032
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 2.95%, (3M US LIBOR + 1.65%), 07/15/28 (a) (b)	4,000	4,010
Series 2016-B-1A, 3.65%, (3M US LIBOR + 2.35%), 07/15/28 (a) (b)	5,000	5,010
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XB-C1, REMIC, 1.06%, 06/15/50 (a)	25,883	1,996
UBS-Barclays Commercial Mortgage Trust
Series 2013-D-C6, REMIC, 4.49%, 04/10/23 (a) (b)	1,185	1,074
UBS-Citigroup Commercial Mortgage Trust
Series 2011-D-C1, REMIC, 6.25%, 12/10/21 (a) (b)	1,461	1,553
US Residential Opportunity Fund III Trust
Series 2016-A-1III, REMIC, 3.47%, 08/27/19 (b) (c)	4,534	4,535
Velocity Commercial Capital Loan Trust
Series 2016-AFX-1, REMIC, 3.53%, 04/25/46 (a) (b)	2,479	2,496
Venture VII CDO Ltd.
Series 2006-A2-7A, 1.55%, (3M US LIBOR + 0.24%), 01/20/22 (a) (b)	2,406	2,388
Venture VIII CDO Ltd.
Series 2007-A2A-8A, 1.53%, (3M US LIBOR + 0.22%), 07/22/21 (a) (b)	50	50
Series 2007-B-8A, 1.73%, (3M US LIBOR + 0.42%), 07/22/21 (a) (b)	2,000	1,990
Venture XVII CLO Ltd.
Series 2014-AR-17A, 2.38%, (3M US LIBOR + 1.08%), 07/15/26 (a) (b)	2,500	2,504
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.75%, (3M US LIBOR + 1.45%), 10/15/26 (a) (b)	3,000	3,001
Venture XX CLO Ltd.
Series 2015-A-20A, 2.79%, (3M US LIBOR + 1.49%), 04/15/27 (a) (b)	2,000	2,009
Venture XXIX CDO Ltd.
Series 2017-A-29A, 2.60%, (3M US LIBOR + 1.28%), 09/15/30 (a) (b)	4,000	4,000
VOLT LIV LLC
Series 2017-A1-NPL1, 3.50%, 02/25/47 (b) (c)	7,200	7,213
VOLT LIX LLC
Series 2017-A1-NPL6, 3.25%, 05/25/47 (b) (c)	6,877	6,878
VOLT LVII LLC
Series 2017-A1-NPL4, 3.38%, 04/25/47 (b) (c)	5,248	5,258
VOLT LX LLC
Series 2017-A1-NPL7, 3.25%, 04/25/59 (b) (c)	4,604	4,611
	Shares/Par†	Value
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/47 (b) (c)	2,000	2,002
Voya CLO Ltd.
Series 2014-A1R-4A, 2.25%, (3M US LIBOR + 0.95%), 10/14/26 (a) (b)	4,500	4,505
Wachovia Bank Commercial Mortgage Trust
Series 2007-AM-C34, REMIC, 5.82%, 05/15/46 (a)	23	23
Series 2007-AJ-C33, REMIC, 6.22%, 02/15/51 (a)	2,227	2,294
Series 2007-AM-C33, REMIC, 6.22%, 02/15/51 (a)	307	308
Wells Fargo & Co.
Interest Only, Series 2015-XA-P2, REMIC, 1.16%, 12/15/48 (a)	5,082	298
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	1,326	1,275
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2017-XA-C38, 1.24%, 07/15/50 (a)	26,519	2,097
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24 (b)	325	261
Interest Only, Series 2015-XA-C31, REMIC, 1.25%, 07/15/25 (a)	4,433	292
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	400	414
Series 2015-D-NXS4, REMIC, 3.75%, 11/18/25 (a)	375	335
Series 2015-C-NXS4, REMIC, 4.75%, 11/18/25 (a)	310	319
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	383
Series 2015-C-LC22, REMIC, 4.69%, 09/15/58 (a)	302	302
Series 2016-C-C32, REMIC, 4.88%, 01/15/59 (a)	311	295
Interest Only, Series 2016-XA-C33, REMIC, 1.97%, 03/15/59 (a)	2,848	300
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	3,195	3,237
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	1,117	1,128
Series 2007-A1-AR4, REMIC, 3.64%, 08/25/37 (a)	1,355	1,357
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 1.00%, 12/15/46 (a)	61,194	2,098
Interest Only, Series 2014-XA-C19, REMIC, 1.32%, 03/15/47 (a)	47,633	2,385
Interest Only, Series 2014-XA-C21, REMIC, 1.29%, 08/15/47 (a)	3,272	175
WinWater Mortgage Loan Trust
Series 2016-2A3-1, REMIC, 3.00%, 12/20/30 (a) (b)	4,452	4,482
Total Non-U.S. Government Agency Asset-Backed Securities (cost $547,769)		551,607
CORPORATE BONDS AND NOTES 14.2%
Consumer Discretionary 0.4%
Amazon.com Inc.
2.60%, 12/05/19	1,590	1,617
1.90%, 08/21/20 (b)	545	545
Comcast Corp.
5.15%, 03/01/20	1,300	1,398
Globo Comunicacao e Participacoes SA
4.88%, 04/11/22	300	313
Newell Rubbermaid Inc.
2.60%, 03/29/19 (e)	217	219
3.15%, 04/01/21 (e)	1,285	1,313
		5,405
Consumer Staples 1.3%
BAT Capital Corp.
2.30%, 08/14/20 (b)	845	847
CK Hutchison International 17 Ltd.
2.88%, 04/05/22	300	303
2.88%, 04/05/22 (b)	2,100	2,113
Coca-Cola Femsa SAB de CV
4.63%, 02/15/20	300	318
CVS Health Corp.
1.90%, 07/20/18	1,610	1,613
2.80%, 07/20/20	535	544

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
General Mills Inc.
2.20%, 10/21/19	1,813	1,820
Grupo Bimbo SAB de CV
4.88%, 06/30/20	1,400	1,490
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,270	1,274
2.80%, 07/02/20	505	513
Kroger Co.
6.15%, 01/15/20	1,995	2,171
Molson Coors Brewing Co.
1.45%, 07/15/19	1,645	1,627
Reynolds American Inc.
3.25%, 06/12/20	1,245	1,279
Want Want China Finance Ltd.
1.88%, 05/14/18 (b)	500	499
		16,411
Energy 1.8%
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	2,300	2,456
BP Capital Markets Plc
1.68%, 05/03/19	1,650	1,648
1.77%, 09/19/19	280	280
Chevron Corp.
1.99%, 03/03/20	915	917
Delek & Avner Tamar Bond Ltd.
4.44%, 12/30/20 (b)	940	962
EQT Corp.
2.50%, 10/01/20	480	482
Indian Oil Corp. Ltd.
5.63%, 08/02/21	900	989
Kinder Morgan Inc.
3.05%, 12/01/19	2,090	2,127
ONGC Videsh Ltd.
3.25%, 07/15/19	1,500	1,519
3.75%, 05/07/23	200	205
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	600	595
Petronas Capital Ltd.
3.13%, 03/18/22	1,000	1,021
Petronas Global Sukuk Ltd.
2.71%, 03/18/20	1,500	1,512
Reliance Holding USA Inc.
4.50%, 10/19/20	500	527
5.40%, 02/14/22	1,600	1,758
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20	1,000	1,003
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21	200	195
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22	600	606
3.00%, 04/12/22 (b)	700	708
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	2,200	2,255
		21,765
Financials 6.3%
Agromercantil Senior Trust
6.25%, 04/10/19	625	647
American Honda Finance Corp.
1.70%, 02/22/19	955	954
1.95%, 07/20/20	405	404
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	2,255	2,261
Banco de Costa Rica
5.25%, 08/12/18	900	916
Banco de Credito del Peru
5.38%, 09/16/20	760	829
4.25%, 04/01/23	1,500	1,596
Banco GNB Sudameris SA
3.88%, 05/02/18	800	804
Banco Internacional del Peru S.A.A. of Panama
5.75%, 10/07/20	1,850	2,029
Banco Nacional de Comercio Exterior SNC
3.80%, (5Y US Treasury Note + 3.00%), 08/11/26 (a)	600	603
	Shares/Par†	Value
Banco Nacional de Costa Rica
4.88%, 11/01/18	500	509
Banco Santander Chile
3.88%, 09/20/22	800	840
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
4.13%, 11/09/22	200	208
5.95%, 01/30/24	2,200	2,299
Bancolombia SA
6.13%, 07/26/20	300	328
Banistmo SA
3.65%, 09/19/22 (b)	500	499
Bank of America Corp.
2.63%, 10/19/20	2,170	2,193
Bank of Montreal
1.50%, 07/18/19	1,040	1,033
2.10%, 12/12/19	1,240	1,244
Bank of Nova Scotia
2.15%, 07/14/20	2,165	2,169
BBVA Bancomer SA
6.50%, 03/10/21	1,750	1,930
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	960	961
1.30%, 08/15/19	1,200	1,191
Caterpillar Financial Services Corp.
1.70%, 06/16/18	525	525
2.10%, 01/10/20	770	773
Citigroup Inc.
2.05%, 12/07/18	1,445	1,448
2.27%, (3M US LIBOR + 0.96%), 04/25/22 (a)	1,385	1,394
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	800	837
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	1,500	1,508
CNPC General Capital Ltd.
3.95%, 04/19/22	1,900	1,997
CNPC HK Overseas Capital Ltd.
4.50%, 04/28/21	300	319
Commonwealth Bank of Australia
2.25%, 03/10/20 (b)	1,970	1,979
2.05%, 09/18/20 (b)	210	209
Corp. Financiera de Desarrollo SA
3.25%, 07/15/19	1,500	1,529
Daimler Finance North America LLC
2.25%, 03/02/20 (b)	1,690	1,694
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (f)	2,000	2,007
1.93%, (3M US LIBOR + 0.62%), 07/25/22 (a) (b)	600	603
ENA Norte Trust
4.95%, 04/25/23	380	396
Fondo Mivivienda SA
3.38%, 04/02/19	500	509
General Motors Financial Co. Inc.
2.65%, 04/13/20	1,350	1,360
Global Bank Corp.
5.13%, 10/30/19	500	522
4.50%, 10/20/21 (b)	1,000	1,023
4.50%, 10/20/21	500	512
Goldman Sachs Group Inc.
2.90%, 07/19/18	670	676
2.30%, 12/13/19	1,375	1,381
Guanay Finance Ltd.
6.00%, 12/15/20	1,139	1,171
Industrial Senior Trust
5.50%, 11/01/22	500	504
IOI Investment L Bhd
4.38%, 06/27/22	600	626
Itau CorpBanca
3.88%, 09/22/19	1,400	1,443
John Deere Capital Corp.
1.95%, 06/22/20	235	235
JPMorgan Chase & Co.
2.25%, 01/23/20	2,070	2,086
Morgan Stanley
2.24%, (3M US LIBOR + 0.93%), 07/22/22 (a)	2,200	2,209

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
MUFG Americas Holdings Corp.
1.63%, 02/09/18	386	386
2.25%, 02/10/20	630	631
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/15/19	1,055	1,065
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24	2,375	2,436
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 - 06/02/25 (g)	1,129	995
Petrobras Global Finance BV
6.13%, 01/17/22	300	322
PNC Funding Corp.
4.38%, 08/11/20	810	861
Prudential Financial Inc.
7.38%, 06/15/19	885	965
Royal Bank of Canada
1.50%, 07/29/19	315	313
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	1,045	1,042
SPARC EM Ltd.
0.00%, 12/05/22 (b) (g)	1,000	913
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	2,175	2,137
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (b)	720	732
Toyota Motor Credit Corp.
1.95%, 04/17/20	1,140	1,139
United Overseas Bank Ltd.
3.75%, 09/19/24	1,400	1,426
3.50%, 09/16/26	700	707
2.88%, 03/08/27	500	494
Wells Fargo & Co.
1.50%, 01/16/18	1,295	1,295
2.15%, 01/30/20	785	787
Westpac Banking Corp.
1.95%, 11/23/18	650	651
1.60%, 08/19/19	855	852
		78,071
Health Care 1.4%
AbbVie Inc.
1.80%, 05/14/18	1,000	1,001
Amgen Inc.
2.20%, 05/11/20	2,495	2,503
AstraZeneca Plc
2.38%, 11/16/20	2,105	2,114
Cardinal Health Inc.
1.95%, 06/14/19	2,115	2,115
Celgene Corp.
2.13%, 08/15/18	1,180	1,184
2.88%, 08/15/20	535	547
Express Scripts Holding Co.
2.25%, 06/15/19	1,595	1,601
McKesson Corp.
2.28%, 03/15/19	1,340	1,347
Medtronic Global Holdings SCA
1.70%, 03/28/19	1,735	1,733
Thermo Fisher Scientific Inc.
2.15%, 12/14/18	1,420	1,424
3.60%, 08/15/21	75	78
WellPoint Inc.
1.88%, 01/15/18	225	225
2.30%, 07/15/18	1,075	1,079
		16,951
Industrials 0.5%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	700	713
Aeropuerto Internacional de Tocumen SA
5.75%, 10/09/23	995	1,094
Cintas Corp. No. 2
2.90%, 04/01/22	2,325	2,368
United Technologies Corp.
1.50%, 11/01/19	1,350	1,340
1.90%, 05/04/20	820	817
		6,332
	Shares/Par†	Value
Information Technology 0.6%
Broadcom Corp.
2.38%, 01/15/20 (b)	2,150	2,160
QUALCOMM Inc.
2.10%, 05/20/20	1,890	1,900
Tencent Holdings Ltd.
2.88%, 02/11/20	1,000	1,015
VMware Inc.
2.30%, 08/21/20	2,145	2,152
		7,227
Materials 0.4%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22	1,700	1,798
Inversiones CMPC SA
4.75%, 01/19/18	400	401
4.50%, 04/25/22	1,000	1,041
Sherwin-Williams Co.
2.25%, 05/15/20	1,625	1,631
		4,871
Real Estate 0.2%
Boston Properties LP
5.88%, 10/15/19	1,115	1,190
Simon Property Group LP
2.20%, 02/01/19	1,670	1,680
		2,870
Telecommunication Services 0.7%
America Movil SAB de CV
5.00%, 03/30/20	1,000	1,069
3.13%, 07/16/22	500	512
Axiata Group Bhd
3.47%, 11/19/20	2,200	2,251
British Telecommunications Plc
5.95%, 01/15/18	1,230	1,245
Digicel Group Ltd.
8.25%, 09/30/20	300	293
7.13%, 04/01/22	200	182
Orange SA
2.75%, 02/06/19	1,991	2,014
Telefonica Chile SA
3.88%, 10/12/22	1,600	1,668
		9,234
Utilities 0.6%
Colbun SA
6.00%, 01/21/20	400	435
Comision Federal de Electricidad
4.88%, 05/26/21	1,700	1,810
Consolidated Edison Inc.
2.00%, 03/15/20	2,085	2,084
E.CL SA
5.63%, 01/15/21	200	219
Empresas Publicas de Medellin ESP
7.63%, 07/29/19	300	329
Southern Co.
2.45%, 09/01/18	1,014	1,021
1.85%, 07/01/19	1,180	1,178
		7,076
Total Corporate Bonds And Notes (cost $175,430)		176,213
SENIOR LOAN INTERESTS 8.2%
Consumer Discretionary 1.9%
American Axle & Manufacturing Holdings Inc.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 03/08/24 (a)	123	123
American Tire Distributors Holdings Inc.
Term Loan, 5.49%, (3M LIBOR + 4.25%), 09/01/21 (a)	1,034	1,043
CityCenter Holdings LLC
Term Loan B, 3.73%, (3M LIBOR + 2.50%), 04/07/24 (a)	699	701
ClubCorp Club Operations Inc.
Incremental Term Loan, 4.59%, (3M LIBOR + 3.25%), 08/15/24 (a)	740	735

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
CSC Holdings LLC
1st Lien Term Loan, 3.48%, (3M LIBOR + 2.25%), 07/15/25 (a)	1,179	1,171
Eldorado Resorts LLC
Term Loan B, 3.56%, (3M LIBOR + 2.25%), 03/16/24 (a)	432	431
Equinox Holdings Inc.
Term Loan B, 4.49%, (3M LIBOR + 3.25%), 03/03/24 (a)	1,332	1,336
Federal-Mogul Holdings Corp.
Term Loan C, 4.98%, (3M LIBOR + 3.75%), 04/15/21 (a)	1,049	1,054
Garda World Security Corp.
Term Loan, 5.31%, (3M LIBOR + 4.00%), 04/25/24 (a)	276	279
Hayward Industries Inc.
1st Lien Term Loan, 4.74%, (3M LIBOR + 3.50%), 07/18/24 (a)	1,700	1,710
HD Supply Waterworks Ltd.
Term Loan B, 4.46%, (3M LIBOR + 3.00%), 07/19/24 (a)	275	275
Intrawest Resort Holdings Inc.
Term Loan B-1, 4.49%, (3M LIBOR + 3.25%), 06/29/24 (a)	435	437
Intrawest Resorts Holdings Inc.
Term Loan B-1, 4.49%, (3M LIBOR + 3.25%), 06/28/24 (a)	955	959
Jeld-Wen Inc.
Term Loan B, 4.30%, (3M LIBOR + 3.00%), 07/01/22 (a)	1,323	1,333
Landry's Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/04/23 (a) (h)	255	256
Leslie's Poolmart Inc.
Term Loan, 5.06%, (3M LIBOR + 3.75%), 08/09/23 (a)	357	357
LTF Merger Sub Inc.
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 06/10/22 (a)	1,989	1,994
Mission Broadcasting Inc.
Term Loan B-2, 3.74%, (3M LIBOR + 2.50%), 01/17/24 (a)	126	126
Nexstar Broadcasting Inc.
Term Loan B-2, 3.74%, (3M LIBOR + 2.50%), 01/17/24 (a)	1,005	1,007
Party City Holdings Inc.
Term Loan, 4.32%, (3M LIBOR + 3.00%), 08/19/22 (a)	1,176	1,181
Scientific Games International Inc.
Term Loan B-4, 4.51%, (3M LIBOR + 3.25%), 08/14/24 (a)	1,650	1,652
Sophia LP
Term Loan B, 4.55%, (3M LIBOR + 3.25%), 09/30/22 (a)	1,291	1,289
Tribune Media Co.
Term Loan, 4.24%, (3M LIBOR + 3.00%), 12/27/20 (a)	40	40
Term Loan C, 4.24%, (3M LIBOR + 3.00%), 01/27/24 (a)	1,206	1,207
UFC Holdings LLC
1st Lien Term Loan, 4.49%, (3M LIBOR + 3.25%), 07/22/23 (a)	1,332	1,336
WMG Acquisition Corp.
Term Loan D, 3.74%, (3M LIBOR + 2.50%), 11/01/23 (a)	1,180	1,182
		23,214
Consumer Staples 0.2%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.75%), 01/27/24 (a)	1,332	1,275
Diamond (BC) BV
Term Loan, 4.32%, (3M LIBOR + 3.00%), 07/25/24 (a)	245	244
Refresco Group BV
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 09/27/24 (a) (d) (h)	380	381
		1,900
	Shares/Par†	Value
Energy 0.2%
Energy Transfer Equity LP
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 01/30/24 (a)	1,985	1,994
Traverse Midstream Partners LLC
Term Loan, 5.33%, (3M LIBOR + 4.00%), 09/21/24 (a)	325	329
		2,323
Financials 0.8%
Acrisure LLC
Term Loan B, 6.30%, (3M LIBOR + 5.00%), 11/22/23 (a)	708	716
AlixPartners LLP
Term Loan B, 4.30%, (3M LIBOR + 3.00%), 04/29/24 (a)	1,294	1,296
AssuredPartners Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.35%), 10/22/24 (a) (h)	1,565	1,566
Asurion LLC
Term Loan B-5, 4.24%, (3M LIBOR + 3.00%), 11/03/23 (a)	1,353	1,359
GTCR Valor Co. Inc.
Term Loan B-1, 5.50%, (3M LIBOR + 4.25%), 06/16/23 (a)	615	622
SolarWinds Holdings Inc.
Term Loan, 4.74%, (3M LIBOR + 3.50%), 02/05/23 (a)	1,984	1,989
Solera LLC
Term Loan B, 4.51%, (3M LIBOR + 3.25%), 02/28/23 (a)	1,171	1,174
TKC Holdings Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 4.25%), 01/13/23 (a)	1,279	1,289
		10,011
Health Care 1.1%
Air Methods Corp.
Term Loan B, 4.80%, (3M LIBOR + 3.50%), 04/13/24 (a)	826	814
Change Healthcare Holdings Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 02/02/24 (a)	1,284	1,286
CHG Healthcare Services Inc.
Term Loan B, 4.56%, (3M LIBOR + 3.25%), 06/07/23 (a)	1,167	1,177
Community Health Systems Inc.
Term Loan G, 4.07%, (3M LIBOR + 2.75%), 12/31/19 (a)	953	947
Envision Healthcare Corp.
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 11/15/23 (a)	1,256	1,258
HCA Inc.
Term Loan B-9, 3.24%, (3M LIBOR + 2.00%), 03/18/23 (a)	1,174	1,178
Term Loan B-8, 3.49%, (3M LIBOR + 2.25%), 02/15/24 (a)	1,284	1,290
MPH Acquisition Holdings LLC
Term Loan B, 4.30%, (3M LIBOR + 3.00%), 05/16/20 (a)	1,995	2,009
Parexel International Corp.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 08/11/24 (a) (h)	755	760
Seattle Spinco Inc.
Term Loan B-3, 4.03%, (3M LIBOR + 2.75%), 04/19/24 (a)	205	205
Select Medical Corp.
Term Loan B, 4.81%, (3M LIBOR + 3.50%), 02/13/24 (a)	1,537	1,551
Surgery Center Holdings Inc.
Term Loan B, 4.49%, (3M LIBOR + 3.25%), 06/19/24 (a)	450	446
Team Health Holdings Inc.
1st Lien Term Loan, 3.99%, (3M LIBOR + 2.75%), 01/12/24 (a)	1,184	1,161
		14,082

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Industrials 0.7%
Brand Energy & Infrastructure Services Inc.
Term Loan, 5.80%, (3M LIBOR + 4.25%), 06/16/24 (a)	1,120	1,125
Clark Equipment Co.
Term Loan B, 4.01%, (3M LIBOR + 2.75%), 05/11/24 (a)	60	60
Gates Global LLC
Term Loan B, 4.55%, (3M LIBOR + 3.25%), 03/29/24 (a)	781	784
Kenan Advantage Group Inc.
Term Loan, 4.24%, (3M LIBOR + 3.00%), 07/22/22 (a)	1,990	1,991
Milacron LLC
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 09/24/23 (a)	1,547	1,553
Pike Corp.
Replacement Term Loan, 4.74%, (3M LIBOR + 3.50%), 09/13/24 (a)	95	96
Prime Security Services Borrower LLC
1st Lien Term Loan, 3.99%, (3M LIBOR + 2.75%), 05/02/22 (a)	640	645
TransDigm Inc.
Extended Term Loan F, 4.26%, (3M LIBOR + 3.00%), 06/09/23 (a)	1,338	1,341
Term Loan G, 4.26%, (3M LIBOR + 3.00%), 08/16/24 (a)	95	95
Welbilt Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 01/26/23 (a)	1,414	1,422
		9,112
Information Technology 1.6%
Almonde Inc.
1st Lien Term Loan, 4.82%, (3M LIBOR + 3.50%), 05/03/24 (a)	1,240	1,245
Applied Systems Inc.
1st Lien Term Loan, 4.57%, (3M LIBOR + 3.25%), 09/18/24 (a)	1,075	1,085
Bright Bidco BV
Term Loan B, 5.80%, (3M LIBOR + 4.50%), 03/17/24 (a)	798	805
Colorado Buyer Inc.
Term Loan B, 4.31%, (3M LIBOR + 3.00%), 03/15/24 (a)	1,975	1,982
Compuware Corp.
Term Loan B-3, 5.55%, (3M LIBOR + 4.25%), 12/15/21 (a)	1,332	1,344
First Data Corp.
Term Loan, 3.74%, (3M LIBOR + 2.50%), 04/20/24 (a)	571	573
Kronos Inc.
Term Loan B, 4.81%, (3M LIBOR + 3.50%), 11/01/23 (a)	1,971	1,982
MA FinanceCo. LLC
Term Loan B-3, 3.99%, (3M LIBOR + 2.75%), 04/19/24 (a)	30	30
Mitchell International Inc.
1st Lien Term Loan, 4.81%, (1M LIBOR + 3.50%), 09/27/20 (a)	2,045	2,055
Optiv Security Inc.
1st Lien Term Loan, 4.44%, (3M LIBOR + 3.25%), 01/20/24 (a)	774	726
Peak 10 Inc.
1st Lien Term Loan, 4.81%, (3M LIBOR + 3.50%), 07/21/24 (a)	1,635	1,635
Project Alpha Intermediate Holding Inc.
Term Loan B, 4.81%, (3M LIBOR + 3.50%), 04/26/24 (a)	1,405	1,370
Quest Software US Holdings Inc.
Term Loan B, 7.26%, (3M LIBOR + 6.00%), 09/08/20 (a)	1,157	1,173
Radiate Holdco LLC
1st Lien Term Loan, 4.24%, (3M LIBOR + 3.00%), 12/09/23 (a)	1,328	1,309
RP Crown Parent LLC
Term Loan B, 4.74%, (3M LIBOR + 3.50%), 09/21/23 (a)	1,980	1,990
	Shares/Par†	Value
Sabre GLBL Inc.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 02/16/24 (a)	874	878
		20,182
Materials 0.9%
Avantor Performance Materials Holdings LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 4.00%), 03/09/24 (a)	1,279	1,282
BWAY Holding Co.
Term Loan B, 4.48%, (3M LIBOR + 3.25%), 03/22/24 (a)	175	175
Fairmount Santrol Inc.
Term Loan B-2, 4.80%, (3M LIBOR + 3.50%), 09/05/19 (a)	1,981	1,961
KIK Custom Products Inc.
Term Loan B, 5.79%, (3M LIBOR + 4.50%), 08/26/22 (a)	1,985	2,003
Klockner-Pentaplast of America Inc.
Term Loan B-2, 5.55%, (3M LIBOR + 4.25%), 06/29/22 (a)	1,595	1,597
Kraton Polymers LLC
Term Loan, 4.24%, (3M LIBOR + 3.00%), 01/06/22 (a)	1,306	1,321
Reynolds Group Holdings Inc.
Term Loan, 4.24%, (3M LIBOR + 3.00%), 01/14/23 (a)	1,318	1,323
Univar Inc.
Term Loan B, 3.99%, (3M LIBOR + 2.75%), 07/01/22 (a)	1,286	1,290
		10,952
Real Estate 0.1%
BCP Renaissance Parent LLC
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 09/20/24 (a) (h)	645	652
Capital Automotive LP
2nd Lien Term Loan, 7.24%, (3M LIBOR + 6.00%), 03/21/25 (a)	120	121
		773
Telecommunication Services 0.7%
Atlantic Broadband Finance LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.38%), 08/10/24 (a) (h)	805	800
CenturyLink Inc.
Term Loan B, 2.75%, (3M LIBOR + 2.75%), 01/31/25 (a)	1,115	1,080
Cincinnati Bell Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 10/02/24 (a) (h)	1,345	1,355
Digicel International Finance Ltd.
Term Loan B, 5.07%, (3M LIBOR + 3.75%), 05/10/24 (a)	60	60
Greeneden US Holdings II LLC
Term Loan B-2, 5.01%, (3M LIBOR + 3.75%), 12/01/23 (a)	1,105	1,112
Hargray Communications Group Inc.
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 05/16/24 (a)	833	835
Level 3 Financing Inc.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 02/17/24 (a)	1,180	1,179
Securus Technologies Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.50%), 06/20/24 (a) (h)	1,475	1,489
Telesat Canada
Term Loan B-4, 4.30%, (3M LIBOR + 3.00%), 11/17/23 (a)	1,160	1,168
		9,078
Total Senior Loan Interests (cost $101,876)		101,627
GOVERNMENT AND AGENCY OBLIGATIONS 20.9%
Collateralized Mortgage Obligations 3.5%
Federal Home Loan Mortgage Corp.
Series HA-4582, REMIC, 3.00%, 09/15/45	3,974	4,009
Series QA-4060, REMIC, 1.50%, 09/15/26	4,602	4,526
Series AN-4030, REMIC, 1.75%, 04/15/27	8,113	8,041
Series CD-4484, REMIC, 1.75%, 07/15/30	7,290	7,211

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Series BA-4642, REMIC, 3.00%, 02/15/41	8,072	8,192
Series FA-4125, REMIC, 1.58%, (1M US LIBOR + 0.35%), 11/15/42 (a) (i)	5,620	5,615
Federal National Mortgage Association
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	5,648	5,684
		43,278
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (a) (j)	13,023	750
Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corp.
3.50%, 09/01/32	9,931	10,391
Sovereign 2.5%
Banco del Estado de Chile
3.88%, 02/08/22	2,400	2,544
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	2,000	2,051
Chile Government International Bond
3.25%, 09/14/21	1,600	1,667
2.25%, 10/30/22	2,400	2,390
Costa Rica Government International Bond
10.00%, 08/01/20	400	464
Dominican Republic International Bond
7.50%, 05/06/21	1,400	1,555
Export-Import Bank of India
3.13%, 07/20/21	2,000	2,018
Guatemala Government Bond
5.75%, 06/06/22	800	870
Indonesia Government International Bond
4.88%, 05/05/21	1,700	1,832
3.70%, 01/08/22	1,200	1,245
3.70%, 01/08/22 (b)	200	207
Israel Electric Corp. Ltd.
5.63%, 06/21/18	500	511
Israel Government International Bond
4.00%, 06/30/22	1,400	1,499
Mexico Government International Bond
3.50%, 01/21/21	2,500	2,621
3.63%, 03/15/22	400	420
Nacional Financiera SNC
3.38%, 11/05/20	1,200	1,239
Panama Government International Bond
5.20%, 01/30/20	1,100	1,180
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19	200	212
Poland Government International Bond
5.13%, 04/21/21	1,000	1,096
Republic of Philippines
4.00%, 01/15/21	2,800	2,972
Wakala Global Sukuk Bhd
4.65%, 07/06/21	2,400	2,588
		31,181
U.S. Treasury Securities 14.0%
U.S. Treasury Note
1.00%, 03/15/18	31,650	31,625
0.88%, 03/31/18 - 05/31/18	71,550	71,401
0.75%, 10/31/18 (k)	12,700	12,615
2.00%, 08/31/21	29,200	29,419

	Shares/Par†	Value
2.13%, 09/30/21	28,850	29,193
		174,253
Total Government And Agency Obligations (cost $260,526)		259,853
SHORT TERM INVESTMENTS 11.9%
Investment Companies 8.4%
JNL Government Money Market Fund - Institutional Class, 0.89% (l) (m)	103,783	103,783
Treasury Securities 3.5%
U.S. Treasury Bill
1.11%, 10/19/17	10,000	9,994
1.02%, 12/07/17	33,800	33,739
		43,733
Total Short Term Investments (cost $147,514)		147,516
Total Investments 99.6% (cost $1,233,115)		1,236,816
Other Derivative Instruments 1.4%		17,952
Other Assets and Liabilities, Net (1.0)%		(13,509)
Total Net Assets 100.0%		$1,241,259

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $439,092 and 35.4%, respectively.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f) Perpetual security.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) This variable rate senior loan will settle after September 30, 2017. The reference rate and spread presented will go into effect upon settlement.

(i) The variable rate for this government and agency collateralized mortgage obligation is determined based on the tranches of the underlying mortgage-backed security pools' cash flows into securities which have varying coupon and principle payback profiles. Tranches pay an interest rate determined by a formula set forth in the security’s offering documents. The variable interest rate may reset periodically and is generally tied to a major market reference rate. The variable rate can also be affected by the current weighted average coupon.

(j) The variable rate for this government and agency mortgage-backed security (“MBS”) is determined by a formula in the security's offering documents. The rate is affected by the MBS pass-through rate which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
INDEX
Shiller Barclays CAPE US Sector Index, pays at expiration date	BCL	Fixed Rate of 0.47%	02/16/18	100,000	$25

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE US Sector Index, pays at expiration date	BCL	Fixed Rate of 0.47%	10/12/17	8,200	(47)
Shiller Barclays CAPE US Sector Index, pays at expiration date	BCL	Fixed Rate of 0.47%	10/12/17	3,100	(12)
Shiller Barclays CAPE US Sector Index, pays at expiration date	BCL	Fixed Rate of 0.47%	03/23/18	100,000	1,984
Shiller Barclays CAPE US Sector Index, pays at expiration date	BCL	Fixed Rate of 0.47%	10/12/17	7,000	29
Shiller Barclays CAPE US Sector Index, pays at expiration date	BCL	Fixed Rate of 0.47%	01/19/18	70,000	858
Shiller Barclays CAPE US Sector Index, pays at expiration date	BCL	Fixed Rate of 0.47%	01/19/18	30,000	280
Shiller Barclays CAPE US Sector Index, pays at expiration date	BCL	Fixed Rate of 0.47%	11/17/17	64,000	2,944
Shiller Barclays CAPE US Sector Index, pays at expiration date	BCL	Fixed Rate of 0.47%	10/12/17	1,900	8
Shiller Barclays CAPE US Sector Index, pays at expiration date	BCL	Fixed Rate of 0.47%	10/12/17	3,800	15
Shiller Barclays CAPE US Sector Index, pays at expiration date	BCL	Fixed Rate of 0.47%	10/12/17	1,500	9
Shiller Barclays CAPE US Sector Index, pays at expiration date	BCL	Fixed Rate of 0.47%	12/15/17	100,000	4,149
Shiller Barclays CAPE US Sector Index, pays at expiration date	BCL	Fixed Rate of 0.47%	10/20/17	100,000	5,092
Shiller Barclays CAPE US Sector Index, pays at expiration date	BCL	Fixed Rate of 0.47%	11/17/17	35,000	326
Shiller Barclays CAPE US Sector Index, pays at expiration date	BNP	Fixed Rate of 0.43%	11/09/17	100,000	1,715
Shiller Barclays CAPE US Sector Index, pays at expiration date	BNP	Fixed Rate of 0.43%	02/08/18	50,000	(16)
Shiller Barclays CAPE US Sector Index, pays at expiration date	BNP	Fixed Rate of 0.43%	03/08/18	100,000	(869)
Shiller Barclays CAPE US Sector Index, pays at expiration date	BNP	Fixed Rate of 0.43%	02/08/18	50,000	205
Shiller Barclays CAPE US Sector Index, pays at expiration date	BNP	Fixed Rate of 0.43%	10/12/17	50,000	205
Shiller Barclays CAPE US Sector Index, pays at expiration date	BNP	Fixed Rate of 0.43%	01/11/18	100,000	548
Shiller Barclays CAPE US Sector Index, pays at expiration date	BNP	Fixed Rate of 0.43%	12/07/17	100,000	33
Shiller Barclays CAPE US Sector Index, pays at expiration date	BNP	Fixed Rate of 0.43%	10/12/17	50,000	471
					$17,952

*Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at https://indices.barclays/IM/21/en/indices/details.app;ticker=BXIICSEU;tab=constituents.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/FPA + DoubleLine Flexible Allocation Fund
COMMON STOCKS 56.3%
Consumer Discretionary 5.9%
Liberty Media Group (a) (b)	87	$3,157
Media Group Holdings LLC (a) (c) (d) (e) (f)	33,207	1,135
Naspers Ltd. - Class N	423	91,314
WPP Plc	1,827	33,877
		129,483
Consumer Staples 0.7%
Unilever NV - CVA	249	14,728
Energy 1.3%
Gazprom OAO - ADR	1,799	7,550
Lukoil PJSC - ADR	206	10,940
Occidental Petroleum Corp.	88	5,647
Rosneft OAO - GDR	809	4,501
		28,638
Financials 17.5%
Ally Financial Inc.	1,409	34,185
American Express Co.	373	33,717
American International Group Inc. (g)	1,111	68,217
Aon Plc - Class A (g)	493	72,013
Bank of America Corp. (g)	2,665	67,522
Citigroup Inc.	873	63,477
Groupe Bruxelles Lambert SA	404	42,547
		381,678
Health Care 2.8%
Mylan NV (a)	1,052	33,013
Thermo Fisher Scientific Inc.	148	27,964
		60,977
Industrials 7.3%
Arconic Inc.	2,158	53,697
General Electric Co. (g)	1,090	26,346
Jardine Strategic Holdings Ltd.	293	12,653
Novus Holdings Ltd. (a) (b)	162	78
United Technologies Corp. (g)	582	67,604
		160,378
Information Technology 19.8%
Alphabet Inc. - Class A (a)	31	30,398
Alphabet Inc. - Class C (a)	31	30,024
Analog Devices Inc.	450	38,788
Baidu.com - Class A - ADR (a)	182	45,003
Cisco Systems Inc. (g)	1,569	52,765
Microsoft Corp.	812	60,463
Oracle Corp. (g)	2,170	104,920
QUALCOMM Inc.	356	18,479
TE Connectivity Ltd.	634	52,623
		433,463
Materials 1.0%
Alcoa Corp. (a) (g)	232	10,798
MMC Norilsk Nickel - ADR	620	10,698
		21,496
Total Common Stocks (cost $1,060,443)		1,230,841
PREFERRED STOCKS 0.7%
Consumer Discretionary 0.7%
Porsche Automobil Holding SE (h)	245	15,682
Total Preferred Stocks (cost $14,158)		15,682
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.4%
A10 Securitization LLC
Series 2016-A1-1, 2.42%, 03/15/35 (i)	686	684
Agate Bay Mortgage Trust
Series 2015-A3-6, REMIC, 3.50%, 11/25/35 (i) (j)	5,840	5,956
AIMCO CLO Corp.
Series 2014-AR-AA, 2.41%, (3M US LIBOR + 1.10%), 07/20/26 (i) (j)	3,000	3,000
ALM XIX LLC
Series 2016-A1-19A, 2.85%, (3M US LIBOR + 1.55%), 07/15/28 (i) (j)	5,000	5,035
Series 2016-A2-19A, 3.50%, (3M US LIBOR + 2.20%), 07/15/28 (i) (j)	5,000	5,045
	Shares/Par†	Value
American Capital CLO Ltd.
Series 2014-AR-1A, 2.55%, (3M US LIBOR + 1.25%), 07/18/26 (i) (j)	1,500	1,503
Anchorage Capital CLO Ltd.
Series 2012-A2R-1A, 3.40%, (3M US LIBOR + 2.10%), 01/13/27 (i) (j)	5,000	5,014
Arcadia Receivables Credit Trust
Series 2017-A-1, 3.25%, 06/15/23 (i)	5,608	5,642
Atlas Senior Loan Fund IV Ltd.
Series 2013-A1LR-2A, 2.30%, (3M US LIBOR + 0.98%), 02/17/26 (i) (j)	4,000	4,000
Avant Loans Funding Trust
Series 2017-A-A, 2.41%, 03/15/21 (i)	1,524	1,524
Babson CLO Ltd.
Series 2014-AR-3A, 2.62%, (3M US LIBOR + 1.32%), 01/15/26 (i) (j)	2,000	2,018
Banc of America Commercial Mortgage Trust
Interest Only, Series 2016-XA-UB10, REMIC, 2.16%, 06/15/49 (j)	9,594	1,064
BANK 2017-BNK6
Interest Only, REMIC, 1.02%, 07/15/60 (j)	15,512	978
BBCMS Trust
Series 2017-C-DELC, REMIC, 2.43%, (1M US LIBOR + 1.20%), 08/15/19 (i) (j)	194	194
Series 2017-D-DELC, REMIC, 2.93%, (1M US LIBOR + 1.70%), 08/15/19 (i) (j)	221	221
Series 2017-E-DELC, REMIC, 3.73%, (1M US LIBOR + 2.50%), 08/15/19 (i) (j)	463	463
Series 2017-F-DELC, REMIC, 4.73%, (1M US LIBOR + 3.50%), 08/15/19 (i) (j)	444	444
Series 2014-E-BXO, REMIC, 3.79%, (1M US LIBOR + 2.56%), 08/15/27 (i) (j)	1,094	1,096
Interest Only, Series 2017-XA-C1, REMIC, 1.69%, 02/15/50 (j)	10,036	1,079
Bear Stearns Alt-A Trust
Series 2006-31A1-4, REMIC, 3.88%, 07/25/36 (j)	9,548	8,753
Benefit Street Partners CLO III Ltd.
Series 2013-A1R-IIIA, 2.56%, (3M US LIBOR + 1.25%), 01/20/31 (i) (j)	1,000	1,004
BX Trust
Series 2017-D-SLCT, 3.28%, (1M US LIBOR + 2.05%), 07/15/19 (i) (j)	371	371
Series 2017-E-SLCT, 4.38%, (1M US LIBOR + 3.15%), 07/15/19 (i) (j)	610	611
Catamaran CLO Ltd.
Series 2014-A1-1A, 2.86%, (3M US LIBOR + 1.55%), 04/20/26 (i) (j)	900	901
CD Commercial Mortgage Trust
Series 2007-AJ-CD5, REMIC, 6.58%, 10/15/17 (j)	455	456
Cent CDO 12 Ltd.
Series 2006-D-12A, 2.72%, (3M US LIBOR + 1.40%), 11/18/20 (i) (j)	2,050	2,025
CFCRE Commercial Mortgage Trust
Interest Only, Series 2017-XB-C8, 1.12%, 06/15/50 (j)	4,001	316
Interest Only, Series 2017-XA-C8, 1.84%, 06/15/50 (j)	11,109	1,254
Interest Only, Series 2016-XA-C4, REMIC, 1.92%, 05/10/58 (j)	9,980	1,099
CFIP CLO Ltd.
Series 2014-AR-1A, 2.62%, (3M US LIBOR + 1.32%), 07/13/29 (i) (j)	1,000	1,004
CG-CCRE Commercial Mortgage Trust
Series 2014-A-FL2, REMIC, 3.09%, (1M US LIBOR + 1.85%), 11/15/31 (i) (j)	561	560
CGCMT Trust
Series 2010-JA4B-RR2, REMIC, 6.07%, 01/19/18 (i)	1,022	1,022
Chicago Skyscraper Trust
Series 2017-B-SKY, 2.33%, (1M US LIBOR + 1.10%), 02/15/19 (i) (j)	364	364
Series 2017-C-SKY, 2.48%, (1M US LIBOR + 1.25%), 02/15/19 (i) (j)	202	202
Citigroup Commercial Mortgage Trust
Interest Only, Series 2016-XA-GC36, REMIC, 1.50%, 02/10/49 (j)	3,237	265

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Series 2008-AMA-C7, REMIC, 6.43%, 12/10/49 (j)	1,248	1,250
Citigroup Mortgage Loan Trust Inc.
Series 2007-1A1A-AR8, REMIC, 3.54%, 08/25/37 (j)	2,811	2,618
CLNS Trust
Series 2017-D-IKPR, 3.29%, (1M US LIBOR + 2.05%), 06/11/22 (i) (j)	654	654
Series 2017-E-IKPR, 4.74%, (1M US LIBOR + 3.50%), 06/11/22 (i) (j)	654	655
Cold Storage Trust
Series 2017-A-ICE3, 2.23%, (1M US LIBOR + 1.00%), 04/15/24 (i) (j)	542	544
Series 2017-C-ICE3, 2.58%, (1M US LIBOR + 1.35%), 04/15/24 (i) (j)	661	664
Colony Starwood Homes Trust
Series 2016-D-2A, REMIC, 3.58%, (1M US LIBOR + 2.35%), 12/17/18 (i) (j)	1,000	1,014
COLT Mortgage Loan Trust
Series 2017-A3-1, 3.07%, 05/27/47 (i) (j)	3,629	3,677
COMM Mortgage Trust
Interest Only, Series 2013-XA-LC6, REMIC, 1.80%, 01/10/23 (j)	17,774	828
Interest Only, Series 2013-XA-CR9, REMIC, 0.25%, 07/10/45 (j)	70,691	425
Commercial Mortgage Loan Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.49%, 10/10/46 (j)	6,889	368
Series 2008-A4B-LS1, REMIC, 6.27%, 12/10/49 (j)	112	112
Commercial Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.48%, 04/10/27 (j)	5,297	489
Commonbond Student Loan Trust
Series 2016-A1-B, 2.73%, 10/25/40 (i)	3,165	3,104
Credit Suisse Commercial Mortgage Trust
Series 2008-AM-C1, REMIC, 6.51%, 02/15/41 (i) (j)	1,066	1,073
Credit Suisse Mortgage Trust
Series 2017-B-HD, 2.58%, (1M US LIBOR + 1.35%), 02/15/20 (i) (j)	341	341
Series 2017-C-HD, 2.93%, (1M US LIBOR + 1.70%), 02/15/20 (i) (j)	164	164
Series 2017-D-HD, 3.73%, (1M US LIBOR + 2.50%), 02/15/20 (i) (j)	353	353
Series 2017-C-LSTK, REMIC, 3.23%, 04/05/21 (i)	310	313
Series 2017-D-LSTK, REMIC, 3.44%, 04/05/21 (i) (j)	369	367
Series 2017-E-LSTK, REMIC, 3.44%, 04/05/21 (i) (j)	340	334
Interest Only, Series 2017-XB-LSTK, REMIC, 0.32%, 04/05/33 (i) (j)	1,967	12
Interest Only, Series 2017-XA-LSTK, REMIC, 0.68%, 04/05/33 (i) (j)	5,407	83
CSAIL Commercial Mortgage Trust
Interest Only, Series 2016-XA-C6, REMIC, 1.97%, 01/15/49 (j)	13,327	1,440
Interest Only, Series 2017-XA-CX9, REMIC, 0.91%, 08/15/27 (j)	18,912	1,012
Interest Only, Series 2017-XA-C8, REMIC, 1.41%, 06/15/50 (j)	11,538	949
CSMC Trust
Series 2017-D-CHOP, REMIC, 3.13%, (1M US LIBOR + 1.90%), 07/15/32 (i) (j)	986	987
Cutwater Ltd.
Series 2014-A1AR-1A, 2.55%, (3M US LIBOR + 1.25%), 07/15/26 (i) (j)	3,000	3,006
CVP CLO Ltd.
Series 2017-A-1A, 2.65%, (3M US LIBOR + 1.34%), 07/20/30 (i) (j)	1,000	1,000
Earnest Student Loan Program LLC
Series 2016-A2-B, 3.02%, 05/25/34 (i)	5,078	5,098
FirstKey Mortgage Trust
Series 2014-A8-1, REMIC, 3.50%, 12/25/33 (i) (j)	10,804	10,992
FREMF Mortgage Trust
Series 2016-B-KF22, REMIC, 6.28%, 07/25/23 (i) (j)	896	947
	Shares/Par†	Value
GMAC Commercial Mortgage Securities Inc.
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (i) (j)	1,087	1,075
Great Wolf Trust
Series 2017-D-WOLF, 3.34%, (1M US LIBOR + 2.10%), 09/15/19 (i) (j)	302	302
Series 2017-E-WOLF, 4.34%, (1M US LIBOR + 3.10%), 09/15/19 (i) (j)	468	469
Series 2017-F-WOLF, 5.31%, (1M US LIBOR + 4.07%), 09/15/19 (i) (j)	249	249
GS Mortgage Securities Trust
Series 2017-E-500K, 2.73%, (1M US LIBOR + 1.50%), 07/15/19 (i) (j)	462	462
Series 2017-F-500K, 3.03%, (1M US LIBOR + 1.80%), 07/15/19 (i) (j)	317	317
Series 2017-G-500K, 3.73%, (1M US LIBOR + 2.50%), 07/15/19 (i) (j)	202	202
Interest Only, Series 2016-XA-GS3, 1.40%, 10/10/49 (j)	10,790	904
Interest Only, Series 2017-XA-GS6, 1.20%, 05/10/50 (j)	15,192	1,251
Interest Only, Series 2013-XA-GC10, REMIC, 1.59%, 02/10/46 (j)	13,753	875
Interest Only, Series 2016-XA-GS2, REMIC, 1.82%, 05/10/49 (j)	14,003	1,415
Series 2013-A2-GC14, REMIC, 3.00%, 08/10/18	1,928	1,943
Interest Only, Series 2017-C-2, REMIC, 1.29%, 08/10/50 (j)	11,560	986
Invitation Homes Trust
Series 2015-A-SFR3, REMIC, 2.53%, (1M US LIBOR + 1.30%), 08/17/32 (i) (j)	1,432	1,438
Jamestown CLO III Ltd.
Series 2013-A1AR-3A, 2.44%, (3M US LIBOR + 1.14%), 01/15/26 (i) (j)	2,000	2,001
Jamestown CLO Ltd.
Series 2014-A1A-4A, 2.80%, (3M US LIBOR + 1.50%), 07/15/26 (i) (j)	4,000	4,002
JPMBB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.86%, 06/15/49 (j)	18,614	1,769
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2016-B-ASH, 3.38%, (1M US LIBOR + 2.15%), 10/15/22 (i) (j)	596	599
Series 2016-C-ASH, 3.98%, (1M US LIBOR + 2.75%), 10/15/22 (i) (j)	337	339
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-AM-CB19, REMIC, 5.99%, 02/12/49 (j)	76	76
Series 2007-AM-LD11, REMIC, 6.17%, 06/15/49 (j)	372	380
Series 2017-C-MAUI, REMIC, 2.48%, (1M US LIBOR + 1.25%), 07/15/19 (i) (j)	254	253
Series 2017-D-MAUI, REMIC, 3.18%, (1M US LIBOR + 1.95%), 07/15/19 (i) (j)	238	238
Series 2017-E-MAUI, REMIC, 4.18%, (1M US LIBOR + 2.95%), 07/15/19 (i) (j)	211	211
Series 2017-F-MAUI, REMIC, 4.98%, (1M US LIBOR + 3.75%), 07/15/19 (i) (j)	297	298
Series 2014-A-FL6, REMIC, 2.63%, (1M US LIBOR + 1.40%), 11/15/31 (i) (j)	803	803
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	1,138	1,124
Series 2007-AM-LDPX, REMIC, 5.46%, 01/15/49 (j)	603	603
JPMorgan Mortgage Trust
Series 2014-A707-FRR1, RE-REMIC, 4.35%, 12/27/18 (i)	1,022	1,026
Kabbage Asset Securitization LLC
Series 2017-A-1, 4.57%, 03/16/20 (i)	7,000	7,133
KVK CLO Ltd.
Series 2015-AR-1A, 2.42%, (3M US LIBOR + 1.25%), 05/20/27 (i) (j)	5,000	5,016
LB-UBS Commercial Mortgage Trust
Series 2007-AJ-C7, REMIC, 6.39%, 09/15/45 (j)	1,248	1,262
LCCM Mortgage Trust
Series 2014-MRC-PKMD, REMIC, 2.95%, 11/14/19 (i) (j)	1,018	1,021

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Lendmark Funding Trust
Series 2017-A-1A, 2.83%, 12/22/25 (i)	4,000	4,001
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, 1.39%, 03/10/50 (i) (j)	7,660	409
Merrill Lynch Mortgage Trust
Series 2007-AM-C1, REMIC, 6.01%, 06/12/50 (j)	1,022	1,022
Midocean Credit CLO VII
Series 2017-A1-7A, 2.62%, (3M US LIBOR + 1.32%), 07/15/29 (i) (j)	4,000	4,000
Mill City Mortgage Loan Trust
Series 2017-A1-1, REMIC, 2.75%, 11/25/58 (i) (j)	4,453	4,475
Milos CLO Ltd.
Series 2017-A-1A, 2.49%, (3M US LIBOR + 1.25%), 10/20/30 (i) (j)	4,000	4,000
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.28%, 12/15/47 (j)	24,766	1,234
Interest Only, Series 2014-LNCX-C19, REMIC, 0.60%, 12/15/46 (i)	25,176	961
Interest Only, Series 2016-XA-C32, REMIC, 0.91%, 12/15/49 (j)	3,063	158
Morgan Stanley Capital I Trust
Series 2007-AM-IQ16, REMIC, 6.32%, 11/12/17 (j)	239	239
Series 2017-A-PRME, REMIC, 2.14%, (1M US LIBOR + 0.90%), 02/15/19 (i) (j)	1,087	1,086
Octagon Investment Partners XXVII Ltd.
Series 2016-D-1A, 6.05%, (3M US LIBOR + 4.75%), 07/15/27 (i) (j)	1,000	1,017
OneMain Financial Issuance Trust
Series 2015-A-2A, 2.57%, 10/18/18 (i)	4,878	4,887
Oportun Funding IV LLC
Series 2016-A-C, 3.28%, 11/08/21 (i)	2,000	1,987
Pretium Mortgage Credit Partners I LLC
Series 2017-A1-NPL1, REMIC, 3.50%, 04/29/31 (i) (j)	3,632	3,641
PRPM LLC
Series 2017-2, 3.47%, 09/25/22 (i) (k)	10,000	9,999
RAIT Trust
Series 2016-A-FL6, 2.68%, (1M US LIBOR + 1.45%), 02/13/19 (i) (j)	308	308
Series 2017-A-FL7, 2.18%, (1M US LIBOR + 0.95%), 06/15/37 (i) (j)	766	766
Series 2017-AS-FL7, 2.53%, (1M US LIBOR + 1.30%), 06/15/37 (i) (j)	214	214
Rockford Tower CLO Ltd.
Series 2017-A-2A, 2.51%, (3M US LIBOR + 1.27%), 10/15/29 (i) (j)	2,000	2,001
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 2.18%, (1M US LIBOR + 0.95%), 06/15/33 (i) (j)	493	492
Series 2017-B-ROSS, 2.48%, (1M US LIBOR + 1.25%), 06/15/33 (i) (j)	493	491
SCF Equipment Leasing LLC
Series 2017-A-1A, 3.77%, 01/20/23 (i)	1,667	1,674
Sequoia Mortgage Trust
Series 2013-A2-6, REMIC, 3.00%, 05/25/43 (j)	2,399	2,382
SG Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C5, REMIC, 2.18%, 10/10/48 (j)	7,673	944
SLM Private Credit Student Loan Trust
Series 2006-A5-A, 1.61%, (3M US LIBOR + 0.29%), 06/15/39 (j)	500	477
Sofi Consumer Loan Program LLC
Series 2017-A1-5, 2.14%, 11/25/19 (i)	2,000	1,998
Series 2016-A-3, 3.05%, 05/25/21 (i)	1,271	1,284
Series 2017-A-3, 2.77%, 01/25/22 (i)	1,718	1,725
Series 2017-A2-5, 2.78%, 03/25/22 (i)	1,000	996
Series 2017-A-1, 3.28%, 01/26/26 (i)	2,204	2,232
SpringCastle America Funding LLC
Series 2016-A-AA, 3.05%, 04/25/29 (i)	3,520	3,543
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (i)	4,000	4,027
Steele Creek CLO Ltd.
Series 2015-AR-1A, 2.57%, (3M US LIBOR + 1.26%), 05/21/29 (i) (j)	2,387	2,400
	Shares/Par†	Value
Sutherland Commercial Mortgage Loans LLC
Series 2015-A-SBC4, 4.00%, 06/25/39 (i)	283	286
TCI-Cent CLO Ltd.
Series 2016-A2-1A, 3.52%, (3M US LIBOR + 2.20%), 12/21/29 (i) (j)	1,500	1,516
TCI-Flatiron CLO Ltd.
Series 2016-B-1A, 3.50%, (3M US LIBOR + 2.20%), 07/17/28 (i) (j)	2,500	2,524
Series 2016-C-1A, 4.35%, (3M US LIBOR + 3.05%), 07/17/28 (i) (j)	2,500	2,530
Textainer Marine Containers V Ltd.
Series 2017-A-1A, 3.72%, 01/20/26 (i)	2,403	2,431
THL Credit Wind River CLO Ltd.
Series 2016-A-1A, 2.95%, (3M US LIBOR + 1.65%), 07/15/28 (i) (j)	4,000	4,010
Series 2016-B-1A, 3.65%, (3M US LIBOR + 2.35%), 07/15/28 (i) (j)	5,000	5,010
TRU Trust
Series 2016-A-TOYS, REMIC, 3.48%, (1M US LIBOR + 2.25%), 11/15/19 (i) (j)	1,128	1,125
UBS Commercial Mortgage Trust
Interest Only, Series 2012-XA-C1, REMIC, 2.27%, 05/10/45 (i) (j)	8,012	623
Interest Only, Series 2017-XA-C1, REMIC, 1.78%, 06/15/50 (j)	8,253	937
Venture VIII CDO Ltd.
Series 2007-B-8A, 1.73%, (3M US LIBOR + 0.42%), 07/22/21 (i) (j)	1,000	995
Venture XVIII CLO Ltd.
Series 2014-A-18A, 2.75%, (3M US LIBOR + 1.45%), 10/15/26 (i) (j)	3,000	3,001
Venture XXIX CDO Ltd.
Series 2017-A-29A, 2.60%, (3M US LIBOR + 1.28%), 09/15/30 (i) (j)	2,000	2,000
VOLT LIV LLC
Series 2017-A1-NPL1, 3.50%, 02/25/47 (i) (k)	6,776	6,788
VOLT LVII LLC
Series 2017-A1-NPL4, 3.38%, 04/25/47 (i) (k)	11,246	11,266
Voya CLO Ltd.
Series 2014-A1R-4A, 2.25%, (3M US LIBOR + 0.95%), 10/14/26 (i) (j)	5,000	5,005
Wachovia Bank Commercial Mortgage Trust
Series 2007-AJ-C30, REMIC, 5.41%, 12/15/43 (j)	332	338
Series 2006-AJ-C28, REMIC, 5.63%, 10/15/48 (j)	667	672
Series 2007-AJ-C33, REMIC, 6.22%, 02/15/51 (j)	919	946
Wells Fargo Commercial Mortgage Trust
Series 2016-C-C34, REMIC, 5.20%, 05/15/49 (j)	1,245	1,287
Interest Only, Series 2016-XA-LC24, REMIC, 1.89%, 10/15/49 (j)	8,294	917
Interest Only, Series 2017-XA-RB1, REMIC, 1.44%, 03/15/50 (j)	4,185	399
Interest Only, Series 2015-XA-LC22, REMIC, 1.05%, 09/15/58 (j)	17,485	920
Westlake Automobile Receivables Trust
Series 2016-C-3A, 2.46%, 01/18/22 (i)	5,000	4,979
Series 2017-C-2A, 2.59%, 12/15/22 (i)	5,000	4,987
WinWater Mortgage Loan Trust
Series 2016-2A3-1, REMIC, 3.00%, 12/20/30 (i) (j)	6,360	6,402
Total Non-U.S. Government Agency Asset-Backed Securities (cost $291,381)		293,046
CORPORATE BONDS AND NOTES 8.2%
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Co.
4.25%, 05/15/24 (i)	600	602
Amazon.com Inc.
2.60%, 12/05/19	1,550	1,576
1.90%, 08/21/20 (i)	525	525
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (l)	465	480
CCO Holdings LLC
5.25%, 09/30/22	530	546
5.13%, 05/01/23 (i)	125	130
Cequel Communications Escrow I LLC
6.38%, 09/15/20 (i)	403	412

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Comcast Corp.
5.15%, 03/01/20	1,235	1,328
CSC Holdings LLC
6.75%, 11/15/21	105	116
Dollar Tree Inc.
5.75%, 03/01/23	370	391
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	440	460
Gray Television Inc.
5.13%, 10/15/24 (i)	610	614
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	605	616
Levi Strauss & Co.
5.00%, 05/01/25	440	466
Live Nation Entertainment Inc.
4.88%, 11/01/24 (i)	295	305
LTF Merger Sub Inc.
8.50%, 06/15/23 (i)	545	578
NCL Corp. Ltd.
4.75%, 12/15/21 (i)	600	623
Newell Rubbermaid Inc.
2.60%, 03/29/19 (m)	299	302
3.15%, 04/01/21 (m)	1,165	1,190
Outfront Media Capital LLC
5.25%, 02/15/22	260	269
Penske Automotive Group Inc.
3.75%, 08/15/20	585	597
Scientific Games International Inc.
7.00%, 01/01/22 (i)	445	472
Sirius XM Radio Inc.
3.88%, 08/01/22 (i) (l)	260	266
5.38%, 07/15/26 (i)	225	237
Six Flags Entertainment Corp.
4.88%, 07/31/24 (i)	765	778
Station Casinos LLC
7.50%, 03/01/21	245	254
Tempur Sealy International Inc.
5.63%, 10/15/23	315	331
Tribune Media Co.
5.88%, 07/15/22	315	328
		14,792
Consumer Staples 0.7%
B&G Foods Inc.
5.25%, 04/01/25	270	275
BAT Capital Corp.
2.30%, 08/14/20 (i)	930	933
CK Hutchison International 17 Ltd.
2.88%, 04/05/22 (i) (l)	1,800	1,811
CVS Health Corp.
1.90%, 07/20/18	1,378	1,381
2.80%, 07/20/20	430	437
General Mills Inc.
2.20%, 10/21/19	1,605	1,611
Grupo Bimbo SAB de CV
4.88%, 06/30/20	1,000	1,064
JBS USA LLC
7.25%, 06/01/21 (i)	575	586
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,430	1,434
Kroger Co.
6.15%, 01/15/20	1,423	1,548
Molson Coors Brewing Co.
1.45%, 07/15/19	1,304	1,290
Pilgrim's Pride Corp.
5.75%, 03/15/25 (i)	280	289
Post Holdings Inc.
5.50%, 03/01/25 (i)	585	608
Reynolds American Inc.
3.25%, 06/12/20	1,063	1,092
Spectrum Brands Inc.
6.63%, 11/15/22	375	391
TreeHouse Foods Inc.
6.00%, 02/15/24 (i)	120	129
		14,879
	Shares/Par†	Value
Energy 0.9%
Access Midstream Partners LP
4.88%, 03/15/24	365	381
Bharat Petroleum Corp. Ltd.
4.63%, 10/25/22	1,700	1,815
BP Capital Markets Plc
1.68%, 05/03/19	1,643	1,641
1.77%, 09/19/19	155	155
Cheniere Energy Partners LP
5.25%, 10/01/25 (i)	300	307
Chevron Corp.
1.99%, 03/03/20	605	607
Delek & Avner Tamar Bond Ltd.
4.44%, 12/30/20 (i)	1,120	1,146
Delek & Avner Yam Tethys Ltd.
5.08%, 12/30/23 (i)	400	413
EQT Corp.
2.50%, 10/01/20	440	441
Indian Oil Corp. Ltd.
5.63%, 08/02/21	1,300	1,428
Kinder Morgan Inc.
3.05%, 12/01/19	1,812	1,844
NGL Energy Partners LP
6.13%, 03/01/25	525	488
ONGC Videsh Ltd.
3.25%, 07/15/19	800	810
ONGC Videsh Vankorneft Pte Ltd.
2.88%, 01/27/22	800	793
Petronas Capital Ltd.
3.13%, 03/18/22	1,900	1,940
Reliance Holding USA Inc.
4.50%, 10/19/20	1,200	1,265
5.40%, 02/14/22	650	714
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20	1,300	1,304
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22 (i)	600	607
Transocean Proteus Ltd.
6.25%, 12/01/24 (i)	266	280
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	800	820
Whiting Petroleum Corp.
5.00%, 03/15/19	300	301
		19,500
Financials 3.0%
Agromercantil Senior Trust
6.25%, 04/10/19	525	545
American Honda Finance Corp.
1.70%, 02/22/19	1,035	1,033
1.95%, 07/20/20	385	385
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	1,440	1,444
Banco de Credito del Peru
5.38%, 09/16/20 (l)	140	153
4.25%, 04/01/23	300	319
Banco Internacional del Peru S.A.A. of Panama
5.75%, 10/07/20	900	987
Banco Nacional de Comercio Exterior SNC
3.80%, (5Y US Treasury Note + 3.00%), 08/11/26 (j)	600	603
Banco Santander Chile
3.88%, 09/20/22 (l)	690	725
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
4.13%, 11/09/22	400	417
5.95%, 01/30/24 (l)	1,500	1,568
Banistmo SA
3.65%, 09/19/22 (i) (l)	400	399
Bank of America Corp.
2.63%, 10/19/20	1,945	1,965
Bank of Montreal
1.50%, 07/18/19	1,045	1,038
2.10%, 12/12/19	1,365	1,369

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Bank of Nova Scotia
2.15%, 07/14/20	2,050	2,054
BBVA Bancomer SA
6.50%, 03/10/21	200	221
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	645	646
1.30%, 08/15/19	1,130	1,122
Caterpillar Financial Services Corp.
1.70%, 06/16/18	760	761
2.10%, 01/10/20	990	994
Citigroup Inc.
2.05%, 12/07/18	1,360	1,363
2.27%, (3M US LIBOR + 0.96%), 04/25/22 (j)	1,070	1,077
CNOOC Finance 2012 Ltd.
3.88%, 05/02/22	600	628
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	1,300	1,307
CNPC General Capital Ltd.
3.95%, 04/19/22	1,800	1,891
Commonwealth Bank of Australia
2.25%, 03/10/20 (i)	1,490	1,497
2.05%, 09/18/20 (i)	480	478
DAE Funding LLC
4.50%, 08/01/22 (i)	345	353
Daimler Finance North America LLC
2.25%, 03/02/20 (i)	1,465	1,468
DBS Group Holdings Ltd.
3.60%, (callable at 100 beginning 09/07/21) (n)	1,900	1,907
Fondo Mivivienda SA
3.50%, 01/31/23	400	410
3.50%, 01/31/23 (i)	1,400	1,434
General Motors Financial Co. Inc.
2.65%, 04/13/20	1,460	1,470
Global Bank Corp.
4.50%, 10/20/21	1,050	1,075
4.50%, 10/20/21 (i)	950	972
Goldman Sachs Group Inc.
2.90%, 07/19/18	730	736
2.30%, 12/13/19	950	954
Guanay Finance Ltd.
6.00%, 12/15/20	891	917
Icahn Enterprises LP
6.25%, 02/01/22	610	637
Itau CorpBanca
3.88%, 09/22/19 (l)	200	206
John Deere Capital Corp.
1.95%, 06/22/20	235	235
JPMorgan Chase & Co.
2.25%, 01/23/20	1,990	2,005
Morgan Stanley
2.24%, (3M US LIBOR + 0.93%), 07/22/22 (j)	2,060	2,069
MUFG Americas Holdings Corp.
2.25%, 02/10/20	1,305	1,307
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/15/19	1,205	1,216
Nationstar Mortgage LLC
6.50%, 07/01/21	470	480
Navient Corp.
6.50%, 06/15/22	310	329
Nexstar Escrow Corp.
5.63%, 08/01/24 (i)	270	280
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24	2,000	2,052
Peabody Securities Finance Corp.
6.00%, 03/31/22 (i)	690	714
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 06/02/25 (o)	2,500	2,169
Petrobras Global Finance BV
6.13%, 01/17/22	300	322
PNC Funding Corp.
4.38%, 08/11/20	970	1,031
Prudential Financial Inc.
7.38%, 06/15/19	1,005	1,096
Royal Bank of Canada
1.50%, 07/29/19	475	472
	Shares/Par†	Value
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	1,040	1,037
SPARC EM Ltd.
0.00%, 12/05/22 (i) (o)	800	730
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	1,870	1,837
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/19 (i)	900	915
Toyota Motor Credit Corp.
1.95%, 04/17/20	1,305	1,304
United Overseas Bank Ltd.
3.50%, 09/16/26 (l)	1,700	1,717
2.88%, 03/08/27	200	197
Wells Fargo & Co.
1.50%, 01/16/18	1,650	1,651
2.15%, 01/30/20	350	351
Westpac Banking Corp.
1.95%, 11/23/18	635	636
1.60%, 08/19/19	675	673
		66,353
Health Care 1.0%
Amgen Inc.
2.20%, 05/11/20	2,005	2,011
AstraZeneca Plc
2.38%, 11/16/20	1,910	1,918
Avantor Inc.
6.00%, 10/01/24 (i)	335	343
Cardinal Health Inc.
1.95%, 06/14/19	2,005	2,005
Celgene Corp.
2.13%, 08/15/18	1,515	1,521
2.88%, 08/15/20	550	562
Centene Corp.
4.75%, 05/15/22	160	167
4.75%, 01/15/25	525	545
Community Health Systems Inc.
6.25%, 03/31/23	460	453
Express Scripts Holding Co.
2.25%, 06/15/19	1,715	1,722
HCA Inc.
4.25%, 10/15/19	705	730
LifePoint Health Inc.
5.38%, 05/01/24	455	473
McKesson Corp.
2.28%, 03/15/19	1,360	1,368
Medtronic Global Holdings SCA
1.70%, 03/28/19	2,360	2,358
New Amethyst Corp.
6.25%, 12/01/24 (i)	230	246
Quintiles Transnational Corp.
4.88%, 05/15/23 (i)	673	701
Select Medical Corp.
6.38%, 06/01/21	430	443
Thermo Fisher Scientific Inc.
2.15%, 12/14/18	1,380	1,384
3.60%, 08/15/21	180	187
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (i)	405	427
WellCare Health Plans Inc.
5.25%, 04/01/25	400	421
WellPoint Inc.
2.30%, 07/15/18	1,150	1,155
		21,140
Industrials 0.3%
Adani Ports & Special Economic Zone Ltd.
3.50%, 07/29/20	1,300	1,323
Aircastle Ltd.
5.00%, 04/01/23	200	214
Cintas Corp. No. 2
2.90%, 04/01/22	1,960	1,996
Prime Security Services Borrower LLC
9.25%, 05/15/23 (i)	410	452
United Continental Holdings Inc.
4.25%, 10/01/22	140	141

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
United Technologies Corp.
1.50%, 11/01/19	1,120	1,112
1.90%, 05/04/20	1,215	1,210
		6,448
Information Technology 0.4%
Broadcom Corp.
2.38%, 01/15/20 (i)	1,915	1,924
First Data Corp.
5.75%, 01/15/24 (i)	445	466
Micron Technology Inc.
5.25%, 08/01/23 (i)	450	468
Nokia OYJ
3.38%, 06/12/22	565	569
QUALCOMM Inc.
2.10%, 05/20/20	2,015	2,026
Tencent Holdings Ltd.
2.88%, 02/11/20	1,300	1,319
VMware Inc.
2.30%, 08/21/20	2,010	2,017
		8,789
Materials 0.3%
BWAY Holding Co.
5.50%, 04/15/24 (i)	580	605
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	950	1,036
5.00%, 01/21/21	300	319
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (i)	570	578
Inversiones CMPC SA
4.50%, 04/25/22	1,650	1,718
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (i)	555	578
Sherwin-Williams Co.
2.25%, 05/15/20	1,535	1,541
Signode Industrial Group Lux SA
6.38%, 05/01/22 (i)	380	394
		6,769
Real Estate 0.2%
Boston Properties LP
5.88%, 10/15/19 (l)	1,150	1,228
Equinix Inc.
5.38%, 04/01/23	670	697
ESH Hospitality Inc.
5.25%, 05/01/25 (i)	670	693
SBA Communications Corp.
4.00%, 10/01/22 (i)	610	612
Simon Property Group LP
2.20%, 02/01/19 (l)	1,425	1,433
		4,663
Telecommunication Services 0.4%
America Movil SAB de CV
3.13%, 07/16/22	1,800	1,843
Axiata Group Bhd
3.47%, 11/19/20	1,700	1,739
British Telecommunications Plc
5.95%, 01/15/18	1,380	1,397
Cincinnati Bell Inc.
7.00%, 07/15/24 (i)	385	377
CommScope Inc.
5.00%, 06/15/21 (i)	445	457
Digicel Group Ltd.
8.25%, 09/30/20	400	390
Frontier Communications Corp.
8.50%, 04/15/20 (l)	150	146
Level 3 Communications Inc.
5.75%, 12/01/22	440	454
Orange SA
2.75%, 02/06/19	1,530	1,548
Telefonica Chile SA
3.88%, 10/12/22	1,500	1,564
		9,915
	Shares/Par†	Value
Utilities 0.3%
Calpine Corp.
5.75%, 01/15/25	315	298
Colbun SA
6.00%, 01/21/20	400	435
Comision Federal de Electricidad
4.88%, 05/26/21	1,300	1,385
Consolidated Edison Inc.
2.00%, 03/15/20	1,005	1,004
E.CL SA
5.63%, 01/15/21 (l)	500	548
NextEra Energy Partners LP
4.25%, 09/15/24 (i)	580	594
NRG Energy Inc.
6.25%, 07/15/22	300	315
Southern Co.
2.45%, 09/01/18	1,125	1,133
1.85%, 07/01/19	395	394
		6,106
Total Corporate Bonds And Notes (cost $178,168)		179,354
SENIOR LOAN INTERESTS 2.6%
Consumer Discretionary 0.6%
ClubCorp Club Operations Inc.
Incremental Term Loan, 4.59%, (3M LIBOR + 3.25%), 08/15/24 (j)	415	412
CSC Holdings LLC
1st Lien Term Loan, 3.48%, (3M LIBOR + 2.25%), 07/15/25 (j)	1,098	1,091
Delta 2 Lux SARL
Term Loan B-3, 4.24%, (3M LIBOR + 3.00%), 07/30/21 (j)	85	85
Equinox Holdings Inc.
Term Loan B, 4.49%, (3M LIBOR + 3.25%), 03/03/24 (j)	953	956
Federal-Mogul Holdings Corp.
Term Loan C, 4.98%, (3M LIBOR + 3.75%), 04/15/21 (j)	754	758
Intrawest Resort Holdings Inc.
Term Loan B-1, 4.49%, (3M LIBOR + 3.25%), 06/29/24 (j)	242	243
Intrawest Resorts Holdings Inc.
Term Loan B-1, 4.49%, (3M LIBOR + 3.25%), 06/28/24 (j)	543	545
Jeld-Wen Inc.
Term Loan B, 4.30%, (3M LIBOR + 3.00%), 07/01/22 (j)	948	955
Landry's Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/04/23 (j) (p)	145	146
Leslie's Poolmart Inc.
Term Loan, 5.06%, (3M LIBOR + 3.75%), 08/09/23 (j)	234	233
LTF Merger Sub Inc.
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 06/10/22 (j)	1,121	1,124
McGraw-Hill Global Education Holdings LLC
Term Loan, 5.24%, (3M LIBOR + 4.00%), 05/02/22 (j)	565	554
Mission Broadcasting Inc.
Term Loan B-2, 3.74%, (3M LIBOR + 2.50%), 01/17/24 (j)	81	81
Nexstar Broadcasting Inc.
Term Loan B-2, 3.74%, (3M LIBOR + 2.50%), 01/17/24 (j)	645	646
Party City Holdings Inc.
Term Loan, 4.32%, (3M LIBOR + 3.00%), 08/19/22 (j)	841	844
Scientific Games International Inc.
Term Loan B-4, 4.51%, (3M LIBOR + 3.25%), 08/14/24 (j)	910	911
Sophia LP
Term Loan B, 4.55%, (3M LIBOR + 3.25%), 09/30/22 (j)	841	840
Tribune Media Co.
Term Loan, 4.24%, (3M LIBOR + 3.00%), 12/27/20 (j)	61	61

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Term Loan C, 4.24%, (3M LIBOR + 3.00%), 01/27/24 (j)	760	761
UFC Holdings LLC
1st Lien Term Loan, 4.49%, (3M LIBOR + 3.25%), 07/22/23 (j)	953	956
WideOpenWest Finance LLC
Term Loan B, 4.48%, (3M LIBOR + 3.25%), 08/06/23 (j)	320	319
WMG Acquisition Corp.
Term Loan D, 3.74%, (3M LIBOR + 2.50%), 11/01/23 (j)	835	836
		13,357
Consumer Staples 0.1%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.75%), 01/27/24 (j)	963	921
Refresco Group BV
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 09/27/24 (c) (j) (p)	215	216
		1,137
Energy 0.1%
Energy Transfer Equity LP
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 01/30/24 (j)	1,130	1,135
Traverse Midstream Partners LLC
Term Loan, 5.33%, (3M LIBOR + 4.00%), 09/21/24 (j)	185	187
		1,322
Financials 0.2%
Acrisure LLC
Term Loan B, 6.30%, (3M LIBOR + 5.00%), 11/22/23 (j)	125	126
AlixPartners LLP
Term Loan B, 4.30%, (3M LIBOR + 3.00%), 04/29/24 (j)	833	834
AssuredPartners Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.35%), 10/22/24 (j) (p)	890	891
GTCR Valor Co. Inc.
Term Loan B-1, 5.50%, (3M LIBOR + 4.25%), 06/16/23 (j)	345	349
SolarWinds Holdings Inc.
Term Loan, 4.74%, (3M LIBOR + 3.50%), 02/05/23 (j)	950	953
Solera LLC
Term Loan B, 4.51%, (3M LIBOR + 3.25%), 02/28/23 (j)	836	838
TKC Holdings Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 4.25%), 01/13/23 (j)	838	845
		4,836
Health Care 0.4%
Air Methods Corp.
Term Loan B, 4.80%, (3M LIBOR + 3.50%), 04/13/24 (j)	536	528
Change Healthcare Holdings Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 02/02/24 (j)	1,178	1,181
CHG Healthcare Services Inc.
Term Loan B, 4.56%, (3M LIBOR + 3.25%), 06/07/23 (j)	450	454
Community Health Systems Inc.
Term Loan G, 4.07%, (3M LIBOR + 2.75%), 12/31/19 (j)	623	619
Envision Healthcare Corp.
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 11/15/23 (j)	722	723
HCA Inc.
Term Loan B-9, 3.24%, (3M LIBOR + 2.00%), 03/18/23 (j)	843	845
Term Loan B-8, 3.49%, (3M LIBOR + 2.25%), 02/15/24 (j)	833	837
MPH Acquisition Holdings LLC
Term Loan B, 4.30%, (3M LIBOR + 3.00%), 05/16/20 (j)	1,135	1,143
	Shares/Par†	Value
Seattle Spinco Inc.
Term Loan B-3, 4.03%, (3M LIBOR + 2.75%), 04/19/24 (j)	144	144
Select Medical Corp.
Term Loan B, 4.81%, (3M LIBOR + 3.50%), 02/13/24 (j)	529	534
Surgery Center Holdings Inc.
Term Loan B, 4.49%, (3M LIBOR + 3.25%), 06/19/24 (j)	260	258
Team Health Holdings Inc.
1st Lien Term Loan, 3.99%, (3M LIBOR + 2.75%), 01/12/24 (j)	853	836
		8,102
Industrials 0.2%
Brand Energy & Infrastructure Services Inc.
Term Loan, 5.80%, (3M LIBOR + 4.25%), 06/16/24 (j)	650	653
Clark Equipment Co.
Term Loan B, 4.01%, (3M LIBOR + 2.75%), 05/11/24 (j)	40	40
Filtration Group Corp.
1st Lien Term Loan, 4.26%, (3M LIBOR + 3.00%), 11/20/20 (j)	1,135	1,141
Kenan Advantage Group Inc.
Term Loan, 4.24%, (3M LIBOR + 3.00%), 07/22/22 (j)	1,125	1,126
Pike Corp.
Replacement Term Loan, 4.74%, (3M LIBOR + 3.50%), 09/13/24 (j)	55	56
Prime Security Services Borrower LLC
1st Lien Term Loan, 3.99%, (3M LIBOR + 2.75%), 05/02/22 (j)	370	373
TransDigm Inc.
Extended Term Loan F, 4.26%, (3M LIBOR + 3.00%), 06/09/23 (j)	958	960
Welbilt Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 01/26/23 (j)	973	979
		5,328
Information Technology 0.5%
Almonde Inc.
1st Lien Term Loan, 4.82%, (3M LIBOR + 3.50%), 05/03/24 (j)	805	808
Applied Systems Inc.
1st Lien Term Loan, 4.57%, (3M LIBOR + 3.25%), 09/18/24 (j)	615	621
Colorado Buyer Inc.
Term Loan B, 4.31%, (3M LIBOR + 3.00%), 03/15/24 (j)	1,125	1,129
Compuware Corp.
Term Loan B-3, 5.55%, (3M LIBOR + 4.25%), 12/15/21 (j)	953	962
Kronos Inc.
Term Loan B, 4.81%, (3M LIBOR + 3.50%), 11/01/23 (j)	1,121	1,127
MA FinanceCo. LLC
Term Loan B-3, 3.99%, (3M LIBOR + 2.75%), 04/19/24 (j)	21	21
Mitchell International Inc.
1st Lien Term Loan, 4.81%, (1M LIBOR + 3.50%), 09/27/20 (j)	1,170	1,176
Optiv Security Inc.
1st Lien Term Loan, 4.44%, (3M LIBOR + 3.25%), 01/20/24 (j)	72	68
Peak 10 Inc.
1st Lien Term Loan, 4.81%, (3M LIBOR + 3.50%), 07/21/24 (j)	920	920
Project Alpha Intermediate Holding Inc.
Term Loan B, 4.81%, (3M LIBOR + 3.50%), 04/26/24 (j)	920	897
Quest Software US Holdings Inc.
Term Loan B, 7.26%, (3M LIBOR + 6.00%), 09/08/20 (j)	818	829
Radiate Holdco LLC
1st Lien Term Loan, 4.24%, (3M LIBOR + 3.00%), 12/09/23 (j)	1,143	1,126

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
RP Crown Parent LLC
Term Loan B, 4.74%, (3M LIBOR + 3.50%), 09/21/23 (j)	500	503
Sabre GLBL Inc.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 02/16/24 (j)	626	628
		10,815
Materials 0.3%
Avantor Performance Materials Holdings LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 4.00%), 03/09/24 (j)	848	850
BWAY Holding Co.
Term Loan B, 4.48%, (3M LIBOR + 3.25%), 03/22/24 (j)	125	125
Fairmount Santrol Inc.
Term Loan B-2, 4.80%, (3M LIBOR + 3.50%), 09/05/19 (j)	1,183	1,171
KIK Custom Products Inc.
Term Loan B, 5.79%, (3M LIBOR + 4.50%), 08/26/22 (j)	1,120	1,130
Klockner-Pentaplast of America Inc.
Term Loan B-2, 5.55%, (3M LIBOR + 4.25%), 06/29/22 (j)	930	931
Kraton Polymers LLC
Term Loan, 4.24%, (3M LIBOR + 3.00%), 01/06/22 (j)	674	682
Reynolds Group Holdings Inc.
Term Loan, 4.24%, (3M LIBOR + 3.00%), 01/14/23 (j)	1,183	1,187
Univar Inc.
Term Loan B, 3.99%, (3M LIBOR + 2.75%), 07/01/22 (j)	1,107	1,110
		7,186
Real Estate 0.0%
BCP Renaissance Parent LLC
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 09/20/24 (j) (p)	365	369
Capital Automotive LP
2nd Lien Term Loan, 7.24%, (3M LIBOR + 6.00%), 03/21/25 (j)	85	86
		455
Telecommunication Services 0.2%
Atlantic Broadband Finance LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.38%), 08/10/24 (j) (p)	450	447
CenturyLink Inc.
Term Loan B, 2.75%, (3M LIBOR + 2.75%), 01/31/25 (j)	785	760
Cincinnati Bell Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 10/02/24 (j) (p)	750	756
Digicel International Finance Ltd.
Term Loan B, 5.07%, (3M LIBOR + 3.75%), 05/10/24 (j)	40	40
Greeneden US Holdings II LLC
Term Loan B-2, 5.01%, (3M LIBOR + 3.75%), 12/01/23 (j)	625	629
Level 3 Financing Inc.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 02/17/24 (j)	845	844
Securus Technologies Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.50%), 06/20/24 (j) (p)	505	510
Telesat Canada
Term Loan B-4, 4.30%, (3M LIBOR + 3.00%), 11/17/23 (j)	734	740
		4,726
Total Senior Loan Interests (cost $57,391)		57,264
GOVERNMENT AND AGENCY OBLIGATIONS 18.6%
Collateralized Mortgage Obligations 3.5%
Federal Home Loan Mortgage Corp.
Series AN-4030, REMIC, 1.75%, 04/15/27	16,903	16,753
Series AC-3985, REMIC, 2.25%, 12/15/40	1,276	1,280
Series FA-4125, REMIC, 1.58%, (1M US LIBOR + 0.35%), 11/15/42 (j) (q)	14,330	14,319
	Shares/Par†	Value
Federal National Mortgage Association
Series 2016-LA-32, REMIC, 3.00%, 10/25/44	15,868	16,008
Series 2015-MA-94, REMIC, 3.00%, 01/25/46	2,704	2,766
Series 2012-AP-101, REMIC, 2.00%, 08/25/40	10,913	10,741
Series 2017-TA-12, REMIC, 3.00%, 04/25/42	4,757	4,816
Government National Mortgage Association
Series 2004-FH-70, REMIC, 1.64%, (1M US LIBOR + 0.40%), 07/20/34 (j) (q)	6,545	6,574
Series 2010-FL-167, REMIC, 1.59%, (1M US LIBOR + 0.35%), 12/20/40 (j) (q)	2,091	2,096
		75,353
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (j) (r)	10,480	604
Mortgage-Backed Securities 7.7%
Federal Home Loan Mortgage Corp.
3.50%, 09/01/32 - 03/01/46	35,865	37,241
Federal National Mortgage Association
3.42%, 01/01/24	1,578	1,607
3.50%, 12/01/29	3,891	4,060
3.00%, 05/01/31	7,728	7,950
2.00%, 01/25/40	13,207	13,181
3.00%, 01/01/37 - 10/25/42	40,893	41,522
3.50%, 02/01/46 - 12/01/46	61,371	62,754
		168,315
Sovereign 1.1%
Banco del Estado de Chile
3.88%, 02/08/22	1,700	1,802
Banco Latinoamericano de Comercio Exterior SA
3.25%, 05/07/20	200	205
Chile Government International Bond
3.25%, 09/14/21	1,100	1,146
2.25%, 10/30/22 (l)	2,000	1,992
Costa Rica Government International Bond
10.00%, 08/01/20	310	360
Dominican Republic International Bond
7.50%, 05/06/21	3,000	3,332
Export-Import Bank of India
3.13%, 07/20/21	1,500	1,513
Guatemala Government Bond
5.75%, 06/06/22	1,100	1,197
Indonesia Government International Bond
4.88%, 05/05/21	1,200	1,293
3.70%, 01/08/22	200	208
Israel Electric Corp. Ltd.
5.63%, 06/21/18	800	817
Israel Government International Bond
4.00%, 06/30/22	1,200	1,285
Mexico Government International Bond
3.50%, 01/21/21 (l)	2,500	2,621
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19	1,100	1,166
Poland Government International Bond
5.13%, 04/21/21	1,000	1,096
Republic of Philippines
4.00%, 01/15/21	2,200	2,335
Wakala Global Sukuk Bhd
4.65%, 07/06/21	750	809
		23,177
U.S. Treasury Securities 6.3%
U.S. Treasury Note
1.00%, 03/15/18	25,200	25,180
1.25%, 01/31/20	18,300	18,177
1.63%, 06/30/20	23,700	23,715
1.38%, 02/29/20 - 01/31/21	42,200	41,837
1.13%, 02/28/21	29,900	29,307
		138,216
Total Government And Agency Obligations (cost $407,040)		405,665
INVESTMENT COMPANIES 2.1%
Altaba Inc. (a)	687	45,505
Total Investment Companies (cost $28,053)		45,505

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
SHORT TERM INVESTMENTS 3.3%
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 0.89% (s) (t)	62,614	62,614
Securities Lending Collateral 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (t)	9,774	9,774
Total Short Term Investments (cost $72,388)		72,388
Total Investments 105.2% (cost $2,109,022)		2,299,745
Total Securities Sold Short (8.6)% (proceeds $118,481)		(188,352)
Other Assets and Liabilities, Net 3.4%		74,454
Total Net Assets 100.0%		$2,185,847

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) Convertible security.

(i) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $274,637 and 12.6%, respectively.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(l) All or portion of the security was on loan.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(n) Perpetual security.

(o) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(p) This variable rate senior loan will settle after September 30, 2017. The reference rate and spread presented will go into effect upon settlement.

(q) The variable rate for this government and agency collateralized mortgage obligation is determined based on the tranches of the underlying mortgage-backed security pools' cash flows into securities which have varying coupon and principle payback profiles. Tranches pay an interest rate determined by a formula set forth in the security’s offering documents. The variable interest rate may reset periodically and is generally tied to a major market reference rate. The variable rate can also be affected by the current weighted average coupon.

(r) The variable rate for this government and agency mortgage-backed security (“MBS”) is determined by a formula in the security's offering documents. The rate is affected by the MBS pass-through rate which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (8.6%)
COMMON STOCKS (7.0%)
Information Technology (7.0%)
Alibaba Group Holding Ltd. - ADS	(202)	$(34,922)
Tencent Holdings Ltd.	(2,625)	(113,692)
Yahoo! Japan Corp.	(1,068)	(5,081)
Total Common Stocks (proceeds $86,210)		(153,695)
	Shares/Par†	Value
PREFERRED STOCKS (0.7%)
Consumer Discretionary (0.7%)
Volkswagen AG (a)	(91)	(14,817)
Total Preferred Stocks (proceeds $13,868)		(14,817)
INVESTMENT COMPANIES (0.9%)
iShares Russell 2000 ETF	(134)	(19,840)
Total Investment Companies (proceeds $18,403)		(19,840)
Total Securities Sold Short (8.6%) (proceeds $118,481)		$(188,352)

(a) Convertible security.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Media Group Holdings LLC	04/23/13	$50,938	$1,135	0.1%
		$50,938	$1,135	0.1%

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Franklin Templeton Global Fund
COMMON STOCKS 93.3%
Canada 2.5%
Barrick Gold Corp.	622	$10,003
Husky Energy Inc. (a)	490	6,132
Wheaton Precious Metals Corp.	493	9,412
		25,547
China 4.0%
Baidu.com - Class A - ADR (a)	69	17,049
China Life Insurance Co. Ltd. - Class H	4,397	13,135
China Mobile Ltd.	442	4,491
China Telecom Corp. Ltd. - Class H - ADR	136	6,957
		41,632
France 5.6%
AXA SA	570	17,249
BNP Paribas SA	176	14,242
Credit Agricole SA	454	8,275
Sanofi SA	106	10,548
Veolia Environnement	347	8,022
		58,336
Germany 3.2%
Innogy SE	279	12,448
Merck KGaA	87	9,642
Siemens AG	76	10,779
		32,869
Hong Kong 0.9%
Kunlun Energy Co. Ltd.	7,867	7,698
Value Partners Group Ltd. (b)	1,994	1,805
		9,503
India 0.9%
Hero Motocorp Ltd.	159	9,211
Indonesia 0.4%
Matahari Department Store Tbk PT	6,106	4,223
Ireland 2.2%
Allergan Plc	78	16,021
Medtronic Plc	91	7,095
		23,116
Israel 1.3%
Teva Pharmaceutical Industries Ltd. - ADR	738	12,995
Italy 1.5%
ENI SpA	919	15,228
Japan 4.4%
Nissan Motor Co. Ltd.	991	9,815
Panasonic Corp.	944	13,697
Ryohin Keikaku Co. Ltd.	14	3,981
SoftBank Group Corp.	178	14,455
Sumitomo Metal Mining Co. Ltd.	100	3,200
		45,148
Luxembourg 1.4%
SES SA - FDR	659	14,454
Netherlands 5.3%
Aegon NV	2,032	11,845
Akzo Nobel NV	131	12,054
ING Groep NV	282	5,221
Royal Dutch Shell Plc - Class B	852	26,201
		55,321
Portugal 1.3%
Galp Energia SGPS SA	742	13,162
Russian Federation 0.8%
MMC Norilsk Nickel - ADR	488	8,419
Singapore 2.0%
DBS Group Holdings Ltd.	334	5,132
Singapore Telecommunications Ltd.	5,670	15,405
		20,537
South Korea 4.9%
Hyundai Motor Co.	78	10,184
KB Financial Group Inc. - ADR	235	11,546
	Shares/Par†	Value
Samsung Electronics Co. Ltd. - GDR (c)	26	29,448
		51,178
Spain 0.9%
Telefonica SA	872	9,490
Sweden 1.7%
Getinge AB - Class B	516	9,679
Telefonaktiebolaget LM Ericsson - Class B	1,405	8,079
		17,758
Switzerland 2.3%
Roche Holding AG	42	10,714
UBS Group AG	793	13,574
		24,288
Thailand 0.9%
Bangkok Bank PCL - NVDR	555	3,107
Bangkok Bank PCL	1,098	6,430
		9,537
United Kingdom 11.0%
BAE Systems Plc	1,981	16,795
Barclays Plc	2,880	7,458
BP Plc	2,765	17,682
HSBC Holdings Plc (b)	1,802	17,686
Kingfisher Plc	3,701	14,799
Man Group Plc	1,693	3,808
Sky Plc	1,016	12,447
Standard Chartered Plc (a)	1,769	17,595
Vodafone Group Plc	2,132	5,974
		114,244
United States of America 33.9%
Advance Auto Parts Inc.	6	565
Ally Financial Inc.	114	2,767
Alphabet Inc. - Class A (a)	13	13,126
American International Group Inc.	165	10,101
AmerisourceBergen Corp.	127	10,518
Amgen Inc.	110	20,593
Apache Corp.	154	7,044
Apple Inc.	95	14,584
Capital One Financial Corp.	137	11,638
Cardinal Health Inc.	154	10,300
Celgene Corp. (a)	44	6,343
Cisco Systems Inc.	378	12,696
Citigroup Inc.	306	22,282
Comcast Corp. - Class A	331	12,728
ConocoPhillips Co.	258	12,903
Coty Inc. - Class A	625	10,331
DXC Technology Co.	67	5,741
Eli Lilly & Co.	132	11,260
Gilead Sciences Inc.	203	16,481
Halliburton Co.	151	6,931
Helmerich & Payne Inc. (b)	154	8,020
JPMorgan Chase & Co.	112	10,649
Microsoft Corp.	176	13,090
Navistar International Corp. (a)	452	19,899
NetScout Systems Inc. (a)	58	1,883
Oracle Corp.	509	24,594
Perrigo Co. Plc	139	11,799
Qiagen NV (a)	148	4,675
Twenty-First Century Fox Inc. - Class A	380	10,027
United Parcel Service Inc. - Class B	93	11,130
Voya Financial Inc.	116	4,621
Walgreens Boots Alliance Inc.	169	13,042
		352,361
Total Common Stocks (cost $851,044)		968,557
CORPORATE BONDS AND NOTES 0.6%
United States of America 0.6%
Chesapeake Energy Corp.
8.00%, 12/15/22 (d)	6,123	6,615
Total Corporate Bonds And Notes (cost $5,831)		6,615
SHORT TERM INVESTMENTS 6.8%
Investment Companies 6.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (e) (f)	63,320	63,320

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Securities Lending Collateral 0.7%
Securities Lending Cash Collateral Fund LLC, 1.02% (e) (f)	7,037	7,037
Total Short Term Investments (cost $70,357)		70,357
Total Investments 100.7% (cost $927,232)		1,045,529
Other Assets and Liabilities, Net (0.7)%		(7,496)
Total Net Assets 100.0%		$1,038,033

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $6,615 and 0.6%, respectively.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Samsung Electronics Co. Ltd.	11/05/13	$15,750	$29,448	2.8%
		$15,750	$29,448	2.8%

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Franklin Templeton Global Multisector Bond Fund
CORPORATE BONDS AND NOTES 0.8%
Canada 0.7%
B2Gold Corp.
3.25%, 10/01/18 (a)	11,440	$11,789
South Africa 0.1%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (b) (c) (d)	9,327	374
8.00%, 12/31/22, EUR (b) (c) (d)	2,840	336
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (b) (c) (d)	1,701	1,544
		2,254
Total Corporate Bonds And Notes (cost $16,856)		14,043
GOVERNMENT AND AGENCY OBLIGATIONS 64.1%
Argentina 4.5%
Argentina Bonos del Tesoro
22.75%, 03/05/18, ARS	1,465	86
18.20%, 10/03/21, ARS	471,841	27,774
16.00%, 10/17/23, ARS	156,983	9,987
15.50%, 10/17/26, ARS	592,206	38,802
Republic of Argentina
21.20%, 09/19/18, ARS	24,693	1,428
		78,077
Brazil 7.8%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/22, BRL (e)	5,079	5,193
Brazil Notas do Tesouro Nacional
10.00%, 01/01/19 - 01/01/25, BRL	393,762	131,403
		136,596
Colombia 4.3%
Colombia Government International Bond
7.75%, 04/14/21, COP	13,557,000	4,917
4.38%, 03/21/23, COP	592,000	189
9.85%, 06/28/27, COP	942,000	402
Colombia TES
11.25%, 10/24/18, COP	8,392,000	3,048
7.00%, 09/11/19 - 06/30/32, COP	18,816,000	6,538
10.00%, 07/24/24, COP	23,517,000	9,597
7.50%, 08/26/26, COP	43,193,800	15,565
6.00%, 04/28/28, COP	24,457,200	7,906
7.75%, 09/18/30, COP	68,925,000	25,466
Titulos de Tesoreria
11.00%, 07/24/20, COP	4,536,000	1,754
		75,382
Ghana 4.5%
Ghana Government Bond
23.23%, 02/19/18, GHS	7,810	1,806
22.49%, 04/23/18, GHS	3,140	729
23.47%, 05/21/18, GHS	21,120	4,944
19.04%, 09/24/18, GHS	27,610	6,327
21.00%, 03/23/20, GHS	1,385	333
24.00%, 11/23/20, GHS	13,760	3,566
24.75%, 03/01/21 - 07/19/21, GHS	31,980	8,572
24.50%, 10/22/18 - 06/21/21, GHS	91,806	22,577
18.75%, 01/24/22, GHS	11,430	2,669
18.25%, 09/21/20 - 07/25/22, GHS	2,400	551
19.75%, 03/25/24 - 03/15/32, GHS	42,160	10,107
19.00%, 11/02/26, GHS	33,440	7,920
Ghana Treasury Note
24.25%, 10/09/17 - 06/11/18, GHS	5,960	1,394
23.95%, 11/07/17, GHS	4,160	949
23.30%, 12/11/17, GHS	4,060	930
22.50%, 12/10/18, GHS	12,300	2,920
21.00%, 01/07/19, GHS	9,550	2,237
19.95%, 05/06/19, GHS	2,710	630
		79,161
India 11.4%
India Government Bond
7.28%, 06/03/19, INR	15,800	246
8.27%, 06/09/20, INR	750,000	11,994
8.12%, 12/10/20, INR	285,000	4,566
	Shares/Par†	Value
7.80%, 05/03/20 - 04/11/21, INR	1,485,800	23,584
8.79%, 11/08/21, INR	682,000	11,247
8.20%, 02/15/22, INR	690,000	11,179
8.35%, 05/14/22, INR	120,200	1,960
8.15%, 06/11/22, INR	1,623,000	26,286
8.08%, 08/02/22, INR	1,329,000	21,495
8.13%, 09/21/22, INR	48,000	778
6.84%, 12/19/22, INR	228,000	3,519
7.16%, 05/20/23, INR	75,600	1,180
8.83%, 11/25/23, INR	2,176,400	36,582
7.68%, 12/15/23, INR	1,872,000	29,954
9.15%, 11/14/24, INR	812,000	13,904
		198,474
Indonesia 9.7%
Indonesia Government Bond
8.25%, 07/15/21, IDR	95,969,000	7,614
7.00%, 05/15/27, IDR	844,889,000	65,106
10.50%, 08/15/30, IDR	5,090,000	487
Indonesia Treasury Bond
8.38%, 03/15/24 - 09/15/26, IDR	1,063,224,000	87,949
9.00%, 03/15/29, IDR	22,569,000	1,949
8.75%, 05/15/31, IDR	62,734,000	5,339
		168,444
Kenya 0.6%
Kenya Government International Bond
6.88%, 06/24/24 (f)	10,411	10,645
Mexico 10.3%
Mexico Bonos
4.75%, 06/14/18, MXN	1,242,120	67,138
8.50%, 12/13/18, MXN	293,250	16,371
5.00%, 12/11/19, MXN	1,793,350	94,953
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19, MXN (g)	5,603	313
Mexico Inflation Indexed Udibonos
3.50%, 12/14/17, MXN (g)	8,035	444
2.50%, 12/10/20, MXN (g)	4,451	241
		179,460
Philippines 0.8%
Philippine Government Bond
5.88%, 01/31/18, PHP	250	5
2.13%, 05/23/18, PHP	224,299	4,397
5.00%, 08/18/18, PHP	29,430	590
3.88%, 11/22/19, PHP	452,100	8,936
3.38%, 08/20/20, PHP	2,060	40
		13,968
Serbia 3.4%
Republic of Serbia
4.88%, 02/25/20 (f)	3,260	3,407
7.25%, 09/28/21 (f)	13,690	15,795
Serbia Treasury Bond
8.00%, 10/22/20, RSD	5,850	63
10.00%, 03/02/18 - 09/11/21, RSD	3,664,320	39,427
		58,692
South Africa 2.0%
Republic of South Africa
10.50%, 12/21/26, ZAR	90,969	7,536
6.25%, 03/31/36, ZAR	51,766	2,758
South Africa Government Bond
8.00%, 01/31/30, ZAR	102,795	6,983
7.00%, 02/28/31, ZAR	62,505	3,850
8.25%, 03/31/32, ZAR	119,656	8,084
8.88%, 02/28/35, ZAR	60,355	4,216
8.50%, 01/31/37, ZAR	25,071	1,669
		35,096
South Korea 4.3%
Korea Treasury Bond
2.00%, 09/10/22, KRW	11,585,000	10,059
3.38%, 09/10/23, KRW	23,995,000	22,299
3.50%, 03/10/24, KRW	15,727,000	14,779
3.00%, 03/10/23 - 09/10/24, KRW	30,194,000	27,544
		74,681

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Ukraine 0.5%
Ukraine Government International Bond
0.00%, 05/31/40 (f) (h)	16,220	8,698
Total Government And Agency Obligations (cost $1,068,100)		1,117,374
PREFERRED STOCKS 0.0%
United Kingdom 0.0%
CEVA Holdings LLC - Series A-2 (a) (c) (d) (i) (j)	1	350
CEVA Holdings LLC - Series A-1 (a) (c) (d) (i) (j)	—	10
Total Preferred Stocks (cost $1,030)		360
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. - Class A (c) (d) (i) (j)	124,903	92
Edcon Holdings Ltd. - Class B (c) (d) (i) (j)	14,399	11
		103
United Kingdom 0.0%
CEVA Holdings LLC (c) (d) (i) (j)	—	161
Total Common Stocks (cost $572)		264
WARRANTS 0.0%
South Africa 0.0%
Edcon Ltd. (c) (d) (i) (j)	6	—
Edcon Ltd. (c) (d) (i) (j)	9,235	—
Edcon Ltd. (c) (d) (i) (j)	114,036	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 24.8%
Investment Companies 15.6%
JNL Government Money Market Fund - Institutional Class, 0.89% (k) (l)	272,352	272,352
Treasury Securities 9.2%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/19 - 07/01/20, BRL	348,347	94,207
Mexico Cetes
0.38%, 10/26/17 - 04/26/18, MXN	60,755	32,594
0.31%, 11/09/17, MXN	48,174	26,259
0.39%, 12/07/17, MXN	8,423	4,567
0.37%, 01/04/18, MXN	3,622	1,954
	Shares/Par†	Value
0.36%, 02/01/18, MXN	406	217
		159,798
Total Short Term Investments (cost $426,930)		432,150
Total Investments 89.7% (cost $1,513,488)		1,564,191
Other Derivative Instruments 0.2%		3,545
Other Assets and Liabilities, Net 10.1%		177,017
Total Net Assets 100.0%		$1,744,753

(a) Convertible security.

(b) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) Treasury inflation indexed note, par amount is not adjusted for inflation.

(f) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $38,545 and 2.2%, respectively.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(i) Non-income producing security.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
CEVA Holdings LLC	07/22/13	$466	$161	—%
CEVA Holdings LLC - Series A-2	07/22/13	1,008	350	—
CEVA Holdings LLC - Series A-1	07/22/12	22	10	—
Edcon Holdings Ltd. - Class B	02/27/17	11	11	—
Edcon Holdings Ltd. - Class A	02/28/17	95	92	—
Edcon Ltd.	12/15/15	—	—	—
Edcon Ltd.	12/15/15	—	—	—
Edcon Ltd.	12/15/15	—	—	—
K2016470219 South Africa Ltd., 3.00%, 12/31/22	02/28/17	2,011	374	0.1
K2016470219 South Africa Ltd., 8.00%, 12/31/22	02/27/17	1,273	336	—
K2016470260 South Africa Ltd., 25.00%, 12/31/22	02/27/17	2,177	1,544	0.1
		$7,063	$2,878	0.2%

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR, pays quarterly	Receiving	2.79%	03/31/24	6,980	$10	$(287)
3-Month LIBOR, pays quarterly	Receiving	1.91%	01/22/25	36,540	50	584
3-Month LIBOR, pays quarterly	Receiving	1.97%	01/23/25	45,670	63	557
3-Month LIBOR, pays quarterly	Receiving	1.94%	01/29/25	6,740	9	98
3-Month LIBOR, pays quarterly	Receiving	1.94%	01/30/25	5,710	8	81
3-Month LIBOR, pays quarterly	Receiving	1.82%	02/03/25	8,990	12	206
3-Month LIBOR, pays quarterly	Receiving	1.99%	03/27/25	5,750	8	69
3-Month LIBOR, pays quarterly	Receiving	1.98%	03/27/25	5,750	8	72
3-Month LIBOR, pays quarterly	Receiving	2.45%	07/02/25	28,720	42	(573)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR, pays quarterly	Receiving	3.85%	08/22/43	38,670	(81)	(703)
3-Month LIBOR, pays quarterly	Receiving	3.49%	03/31/44	3,320	(6)	(620)
3-Month LIBOR, pays quarterly	Receiving	2.38%	11/18/46	80,600	(234)	2,627
3-Month LIBOR, pays quarterly	Receiving	2.79%	03/13/47	39,900	(120)	(2,311)
3-Month LIBOR, pays quarterly	Receiving	2.54%	04/13/47	27,200	(82)	(50)
3-Month LIBOR, pays quarterly	Receiving	2.59%	07/27/47	45,400	(139)	(586)
					$(452)	$(836)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
EUR/USD	JPM	10/03/17	EUR	6,100	$7,209	$20
INR/EUR	JPM	10/12/17	EUR	(45,525)	(53,828)	(1,840)
INR/USD	JPM	10/23/17	INR	527,153	8,049	(74)
KRW/USD	CIT	10/16/17	KRW	8,775,000	7,663	(9)
MXN/EUR	DUB	12/13/17	EUR	(64,746)	(76,824)	4,854
MXN/USD	CIT	12/19/17	MXN	957,969	51,950	584
USD/AUD	JPM	11/15/17	AUD	(58,680)	(46,004)	(2,749)
USD/AUD	CIT	02/22/18	AUD	(7,784)	(6,096)	(347)
USD/AUD	CIT	03/09/18	AUD	(971)	(760)	(31)
USD/AUD	CIT	03/13/18	AUD	(30,772)	(24,094)	(1,241)
USD/AUD	JPM	03/13/18	AUD	(46,141)	(36,128)	(1,984)
USD/AUD	JPM	03/16/18	AUD	(1,630)	(1,276)	(61)
USD/AUD	JPM	03/20/18	AUD	(66,486)	(52,055)	(2,147)
USD/EUR	JPM	10/03/17	EUR	(6,100)	(7,209)	(206)
USD/EUR	DUB	10/05/17	EUR	(65)	(77)	(2)
USD/EUR	UBS	10/06/17	EUR	(1,041)	(1,231)	6
USD/EUR	BCL	10/10/17	EUR	(393)	(465)	4
USD/EUR	BOA	10/10/17	EUR	(3,783)	(4,473)	(141)
USD/EUR	HSB	10/10/17	EUR	(786)	(929)	(29)
USD/EUR	JPM	10/12/17	EUR	(19,003)	(22,469)	(723)
USD/EUR	JPM	10/13/17	EUR	(54,794)	(64,791)	(1,993)
USD/EUR	BOA	10/16/17	EUR	(534)	(632)	3
USD/EUR	JPM	10/16/17	EUR	(11,173)	(13,214)	124
USD/EUR	BOA	10/17/17	EUR	(9,767)	(11,551)	59
USD/EUR	GSC	10/18/17	EUR	(96)	(113)	1
USD/EUR	JPM	10/18/17	EUR	(45,382)	(53,677)	(1,682)
USD/EUR	JPM	10/18/17	EUR	(14,142)	(16,727)	118
USD/EUR	UBS	10/18/17	EUR	(10,424)	(12,329)	(330)
USD/EUR	DUB	10/24/17	EUR	(10,433)	(12,344)	(217)
USD/EUR	GSC	10/27/17	EUR	(2,562)	(3,032)	(21)
USD/EUR	DUB	10/30/17	EUR	(6,810)	(8,061)	(92)
USD/EUR	GSC	10/30/17	EUR	(33,302)	(39,415)	(97)
USD/EUR	BCL	10/31/17	EUR	(14,746)	(17,453)	(133)
USD/EUR	BOA	10/31/17	EUR	(22,828)	(27,019)	(253)
USD/EUR	CIT	10/31/17	EUR	(12,058)	(14,272)	(141)
USD/EUR	HSB	11/02/17	EUR	(123)	(145)	—
USD/EUR	JPM	11/02/17	EUR	(786)	(930)	(3)
USD/EUR	CIT	11/03/17	EUR	(786)	(930)	3
USD/EUR	CIT	11/08/17	EUR	(2,250)	(2,665)	(7)
USD/EUR	DUB	11/14/17	EUR	(823)	(975)	(4)
USD/EUR	JPM	11/14/17	EUR	(32,740)	(38,781)	(175)
USD/EUR	DUB	11/15/17	EUR	(34,196)	(40,508)	31
USD/EUR	UBS	11/20/17	EUR	(17,144)	(20,314)	256
USD/EUR	HSB	11/22/17	EUR	(874)	(1,036)	(5)
USD/EUR	BOA	11/24/17	EUR	(807)	(956)	1
USD/EUR	DUB	11/24/17	EUR	(9,527)	(11,290)	25
USD/EUR	JPM	11/24/17	EUR	(17,230)	(20,420)	46
USD/EUR	BCL	11/30/17	EUR	(14,481)	(17,168)	259
USD/EUR	DUB	11/30/17	EUR	(1,977)	(2,343)	44
USD/EUR	SCB	11/30/17	EUR	(786)	(932)	(6)
USD/EUR	JPM	12/04/17	EUR	(6,100)	(7,234)	(21)
USD/EUR	BOA	12/07/17	EUR	(3,783)	(4,487)	39
USD/EUR	UBS	12/07/17	EUR	(1,041)	(1,235)	9
USD/EUR	CIT	12/13/17	EUR	(3,701)	(4,391)	65
USD/EUR	DUB	12/14/17	EUR	(823)	(976)	13
USD/EUR	BOA	12/15/17	EUR	(4,198)	(4,982)	71
USD/INR	JPM	10/23/17	INR	(527,153)	(8,049)	110
USD/JPY	JPM	10/10/17	JPY	(1,631,800)	(14,506)	949
USD/JPY	BCL	10/11/17	JPY	(474,193)	(4,216)	167
USD/JPY	HSB	10/11/17	JPY	(1,623,100)	(14,430)	325
USD/JPY	JPM	10/20/17	JPY	(372,560)	(3,314)	137
USD/JPY	BCL	10/24/17	JPY	(312,130)	(2,777)	110
USD/JPY	CIT	11/14/17	JPY	(1,844,486)	(16,425)	1,238
USD/JPY	JPM	11/14/17	JPY	(611,520)	(5,446)	526
USD/JPY	BCL	11/15/17	JPY	(1,983,808)	(17,666)	(105)
USD/JPY	GSC	11/15/17	JPY	(6,664,272)	(59,347)	(447)
USD/JPY	CIT	11/20/17	JPY	(32,949)	(294)	(1)
USD/JPY	JPM	12/05/17	JPY	(725,016)	(6,462)	103
USD/JPY	CIT	12/08/17	JPY	(379,500)	(3,383)	115
USD/JPY	HSB	12/11/17	JPY	(568,300)	(5,067)	170
USD/JPY	CIT	12/12/17	JPY	(819,710)	(7,310)	10
USD/JPY	HSB	12/13/17	JPY	(646,940)	(5,769)	150
USD/JPY	JPM	12/13/17	JPY	(599,390)	(5,345)	(33)
USD/JPY	JPM	12/18/17	JPY	(252,800)	(2,255)	64
USD/JPY	BCL	01/11/18	JPY	(607,460)	(5,427)	(44)
USD/JPY	GSC	01/11/18	JPY	(234,818)	(2,098)	(18)
USD/JPY	JPM	01/11/18	JPY	(1,631,800)	(14,579)	(110)
USD/JPY	BCL	01/16/18	JPY	(1,691,280)	(15,115)	(178)
USD/JPY	JPM	01/16/18	JPY	(565,220)	(5,051)	(26)
USD/JPY	JPM	01/22/18	JPY	(372,560)	(3,331)	19
USD/JPY	DUB	01/24/18	JPY	(410,300)	(3,668)	25
USD/JPY	CIT	01/25/18	JPY	(465,783)	(4,165)	49
USD/JPY	JPM	01/25/18	JPY	(718,000)	(6,420)	74
USD/JPY	JPM	01/29/18	JPY	(249,900)	(2,235)	26
USD/JPY	CIT	02/08/18	JPY	(725,210)	(6,489)	93
USD/JPY	JPM	02/08/18	JPY	(926,500)	(8,290)	125
USD/JPY	SCB	02/08/18	JPY	(926,730)	(8,292)	144
USD/JPY	BCL	02/09/18	JPY	(926,850)	(8,294)	103
USD/JPY	JPM	02/09/18	JPY	(928,860)	(8,312)	155
USD/JPY	CIT	02/14/18	JPY	(392,530)	(3,513)	11
USD/JPY	CIT	02/15/18	JPY	(389,130)	(3,483)	106
USD/JPY	JPM	02/15/18	JPY	(1,371,355)	(12,275)	420
USD/JPY	GSC	02/16/18	JPY	(391,640)	(3,506)	106
USD/JPY	HSB	02/16/18	JPY	(589,460)	(5,277)	20
USD/JPY	BCL	02/28/18	JPY	(2,215,438)	(19,845)	703
USD/JPY	JPM	02/28/18	JPY	(861,218)	(7,714)	99
USD/JPY	DUB	03/01/18	JPY	(130,803)	(1,172)	25
USD/JPY	HSB	03/12/18	JPY	(4,564,953)	(40,916)	1,145
USD/JPY	DUB	03/13/18	JPY	(214,200)	(1,920)	65
USD/JPY	BCL	03/19/18	JPY	(1,292,043)	(11,585)	202
USD/JPY	DUB	03/22/18	JPY	(405,843)	(3,640)	34
USD/JPY	JPM	03/22/18	JPY	(2,239,778)	(20,086)	182
USD/JPY	CIT	03/23/18	JPY	(816,260)	(7,321)	63
USD/JPY	HSB	03/23/18	JPY	(3,680,691)	(33,010)	275
USD/JPY	BCL	03/26/18	JPY	(414,600)	(3,719)	36
USD/JPY	GSC	03/27/18	JPY	(3,676,462)	(32,979)	781
USD/JPY	JPM	04/05/18	JPY	(8,000,000)	(71,798)	1,374
USD/JPY	DUB	04/13/18	JPY	(810,500)	(7,278)	188
USD/JPY	BOA	04/18/18	JPY	(455,770)	(4,094)	104
USD/JPY	BOA	05/18/18	JPY	(65,995)	(594)	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/JPY	CIT	05/18/18	JPY	(32,948)	(296)	(1)
USD/JPY	BOA	05/21/18	JPY	(65,796)	(592)	7
USD/JPY	HSB	05/21/18	JPY	(66,028)	(594)	9
USD/JPY	BOA	05/22/18	JPY	(65,975)	(594)	11
USD/JPY	HSB	06/18/18	JPY	(810,570)	(7,306)	245
USD/JPY	DUB	06/19/18	JPY	(809,330)	(7,295)	167
USD/JPY	CIT	06/20/18	JPY	(601,130)	(5,419)	85
USD/JPY	DUB	06/22/18	JPY	(810,730)	(7,309)	84
USD/KRW	CIT	10/16/17	KRW	(8,775,000)	(7,663)	183
USD/KRW	CIT	11/15/17	KRW	(11,730,000)	(10,247)	114
USD/KRW	CIT	11/16/17	KRW	(9,859,000)	(8,613)	103
USD/KRW	CIT	11/20/17	KRW	(5,848,500)	(5,109)	56
USD/KRW	CIT	01/16/18	KRW	(8,775,000)	(7,673)	1
USD/KRW	CIT	02/21/18	KRW	(8,462,000)	(7,405)	45
USD/KRW	DUB	02/28/18	KRW	(136,386,000)	(119,359)	2,642
USD/KRW	GSC	03/07/18	KRW	(23,982,000)	(20,991)	359
USD/KRW	CIT	03/20/18	KRW	(5,848,500)	(5,120)	53
					$(1,537,512)	$3,997

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Franklin Templeton Income Fund
EQUITY LINKED STRUCTURED NOTES 3.8%
Industrials 1.1%
Morgan Stanley Equity Linked Note
(Deere & Co.) (a)	223	$26,716
Information Technology 2.7%
Deutsche Bank AG Equity Linked Note
(Apple Inc.) (a)	165	25,217
Goldman Sachs International Equity Linked Note
(Intel Corp.) (a)	685	25,484
(Analog Devices Inc.) (a)	225	19,098
		69,799
Total Equity Linked Structured Notes (cost $92,924)		96,515
COMMON STOCKS 48.6%
Consumer Discretionary 3.9%
Daimler AG	185	14,773
Ford Motor Co.	2,427	29,053
General Motors Co.	500	20,190
Target Corp.	580	34,226
		98,242
Consumer Staples 3.8%
Anheuser-Busch InBev NV - ADR	220	26,246
Coca-Cola Co.	595	26,781
PepsiCo Inc.	237	26,398
Philip Morris International Inc.	160	17,762
		97,187
Energy 7.6%
Anadarko Petroleum Corp.	200	9,770
Baker Hughes a GE Co. - Class A	315	11,535
BP Plc - ADR	815	31,320
Chevron Corp.	350	41,125
Exxon Mobil Corp.	70	5,739
Occidental Petroleum Corp.	273	17,529
Royal Dutch Shell Plc - Class A - ADR	1,100	66,638
Stone Energy Corp. (b) (c) (d) (e)	213	6,180
Weatherford International Plc (b) (c)	1,000	4,580
		194,416
Financials 6.1%
AXA SA	500	15,136
Bank of America Corp.	990	25,087
JPMorgan Chase & Co.	375	35,816
MetLife Inc.	398	20,666
Morgan Stanley	55	2,649
U.S. Bancorp	387	20,739
Wells Fargo & Co.	660	36,399
		156,492
Health Care 6.2%
AstraZeneca Plc	300	19,996
Bristol-Myers Squibb Co.	100	6,374
Eli Lilly & Co.	200	17,108
Medtronic Plc	215	16,721
Merck & Co. Inc.	180	11,525
Mylan NV (b)	256	8,024
Pfizer Inc.	948	33,847
Roche Holding AG	50	12,794
Sanofi SA - ADR	610	30,372
		156,761
Industrials 4.9%
CEVA Holdings LLC (b) (d) (e) (f)	2	830
Cummins Inc.	35	5,881
Deere & Co.	100	12,559
General Electric Co.	1,450	35,061
Republic Services Inc.	294	19,448
Union Pacific Corp.	172	19,889
United Technologies Corp.	262	30,413
		124,081
Information Technology 3.9%
Apple Inc.	161	24,833
Intel Corp.	824	31,378
Microsoft Corp.	400	29,796
	Shares/Par†	Value
Oracle Corp.	275	13,308
		99,315
Materials 4.4%
BASF SE	300	31,986
DowDuPont Inc.	700	48,461
Rio Tinto Plc - ADR (c)	660	31,145
		111,592
Real Estate 0.4%
Host Hotels & Resorts Inc.	575	10,632
Telecommunication Services 1.2%
BCE Inc.	180	8,433
Verizon Communications Inc.	420	20,786
		29,219
Utilities 6.2%
Dominion Energy Inc.	444	34,126
Duke Energy Corp.	226	18,999
Great Plains Energy Inc.	400	12,120
NextEra Energy Inc.	50	7,328
PG&E Corp.	380	25,861
PPL Corp.	180	6,831
Public Service Enterprise Group Inc.	145	6,706
Sempra Energy	150	17,120
Southern Co.	396	19,483
Xcel Energy Inc.	220	10,410
		158,984
Total Common Stocks (cost $1,068,459)		1,236,921
PREFERRED STOCKS 1.5%
Financials 0.7%
Federal National Mortgage Association, 0.00%, (callable at 105,000 beginning 11/13/17) (b) (g) (h) (i)	—	1,100
Morgan Stanley, 6.38%, (callable at 25 beginning 10/15/24) (h)	70	1,995
Wells Fargo & Co. - Series L, 7.50% (h) (i)	10	13,150
		16,245
Health Care 0.4%
Allergan Plc, 5.50%, 03/01/18 (i)	8	5,903
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18 (i)	13	4,480
		10,383
Industrials 0.0%
CEVA Holdings LLC - Series A-2 (b) (d) (e) (f) (i)	2	787
CEVA Holdings LLC - Series A-1 (b) (d) (e) (f) (i)	—	31
		818
Utilities 0.4%
NextEra Energy Inc., 6.37%, 09/01/18 (i)	150	9,947
Total Preferred Stocks (cost $44,818)		37,393
CORPORATE BONDS AND NOTES 35.5%
Consumer Discretionary 3.1%
24 Hour Holdings III LLC
8.00%, 06/01/22 (a) (c)	6,100	5,670
Argos Merger Sub Inc.
7.13%, 03/15/23 (a)	2,000	1,564
CCO Holdings LLC
5.13%, 02/15/23	3,500	3,613
5.00%, 02/01/28 (a)	2,000	2,000
DISH DBS Corp.
5.00%, 03/15/23	11,000	11,296
5.88%, 07/15/22 - 11/15/24	6,800	7,152
Fiat Chrysler Automobiles NV
5.25%, 04/15/23 (c)	6,800	7,244
iHeartCommunications Inc.
9.00%, 12/15/19	4,356	3,318
International Game Technology Plc
6.25%, 02/15/22 (a)	4,300	4,747
KB Home
7.00%, 12/15/21	5,300	5,935
7.50%, 09/15/22	2,000	2,294
Shea Homes LP
5.88%, 04/01/23 (a)	3,000	3,082
6.13%, 04/01/25 (a)	3,000	3,108

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Sirius XM Radio Inc.
6.00%, 07/15/24 (a)	2,400	2,582
Univision Communications Inc.
5.13%, 05/15/23 (a)	10,000	10,184
Wynn Las Vegas LLC
5.50%, 03/01/25 (a)	5,500	5,726
		79,515
Consumer Staples 0.5%
JBS USA LLC
7.25%, 06/01/21 (a)	3,500	3,565
5.88%, 07/15/24 (a)	8,500	8,551
		12,116
Energy 6.6%
Ascent Resources Utica Holdings LLC
10.00%, 04/01/22 (a)	10,000	10,752
Bill Barrett Corp.
7.00%, 10/15/22 (c)	8,000	7,630
8.75%, 06/15/25 (c)	7,500	7,232
Calumet Specialty Products Partners LP
6.50%, 04/15/21	1,870	1,830
Chesapeake Energy Corp.
4.55%, (3M US LIBOR + 3.25%), 04/15/19 (j)	2,500	2,486
6.13%, 02/15/21 (c)	15,000	15,111
4.88%, 04/15/22 (c)	5,500	5,139
8.00%, 12/15/22 (a)	6,025	6,510
8.00%, 01/15/25 (a) (c)	15,000	15,162
5.50%, 09/15/26 (a) (i)	2,500	2,300
8.00%, 06/15/27 (a) (c)	12,200	12,080
Energy Transfer Equity LP
5.50%, 06/01/27	5,000	5,259
Halcon Resources Corp.
6.75%, 02/15/25 (a)	2,000	2,070
Kinder Morgan Inc.
5.63%, 11/15/23 (a)	3,300	3,684
7.75%, 01/15/32	1,000	1,285
McDermott International Inc.
8.00%, 05/01/21 (a)	5,000	5,163
PetroQuest Energy Inc.
9.00%, 02/15/21 (k)	3,649	2,741
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	2,100	2,340
Sanchez Energy Corp.
7.75%, 06/15/21 (c)	7,500	7,103
Stone Energy Corp.
7.50%, 05/31/22 (d) (e)	2,518	2,430
W&T Offshore Inc.
10.75%, 05/15/20 (a) (k)	2,066	1,840
10.00%, 06/15/21 (a) (k)	1,849	1,359
Weatherford International Ltd.
5.13%, 09/15/20 (c)	4,400	4,329
7.75%, 06/15/21 (c)	10,925	11,360
5.88%, 07/01/21 (i)	11,675	12,794
8.25%, 06/15/23 (c)	9,900	10,202
Weatherford International Plc
9.88%, 02/15/24 (a) (c)	7,500	8,258
		168,449
Financials 6.3%
Bank of America Corp.
5.20%, (callable at 100 beginning 06/01/23) (c) (h)	2,500	2,580
6.10%, (callable at 100 beginning 03/17/25) (h)	4,000	4,402
6.25%, (callable at 100 beginning 09/05/24) (h)	2,500	2,758
8.12%, (callable at 100 beginning 05/15/18) (h)	1,000	1,030
Bayer Capital Corp. BV
5.63%, 11/22/19, EUR (a) (i)	15,000	21,639
Cemex Finance LLC
6.00%, 04/01/24 (a) (c)	3,000	3,184
Citigroup Inc.
5.87%, (callable at 100 beginning 03/27/20) (h)	10,000	10,438
5.90%, (callable at 100 beginning 02/15/23) (h)	6,500	6,999
5.95%, (callable at 100 beginning 08/15/20) (h)	15,000	16,002
6.30%, (callable at 100 beginning 05/15/24) (h)	10,600	11,499
Diamond 1 Finance Corp.
4.42%, 06/15/21 (a)	4,100	4,300
	Shares/Par†	Value
5.45%, 06/15/23 (a)	7,000	7,654
6.02%, 06/15/26 (a)	2,600	2,887
Horizon Pharma Financing Inc.
6.63%, 05/01/23 (c)	6,240	6,084
iStar Financial Inc.
5.00%, 07/01/19	6,000	6,063
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 07/01/19) (h)	12,000	12,180
5.15%, (callable at 100 beginning 05/01/23) (h)	2,000	2,074
6.10%, (callable at 100 beginning 10/01/24) (h)	10,000	11,037
7.90%, (callable at 100 beginning 04/30/18) (h)	5,800	5,966
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (h)	2,500	2,604
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (a)	5,000	5,205
7.25%, 12/15/21 (a)	5,000	5,215
Wells Fargo & Co.
5.90%, (callable at 100 beginning 06/15/24) (c) (h)	4,700	5,134
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	2,500	2,563
		159,497
Health Care 8.1%
AMAG Pharmaceuticals Inc.
7.88%, 09/01/23 (a)	4,500	4,562
Community Health Systems Inc.
8.00%, 11/15/19 (c)	30,000	29,218
7.13%, 07/15/20 (c)	11,000	9,926
6.88%, 02/01/22 (c)	35,000	27,461
6.25%, 03/31/23	5,000	4,927
DaVita HealthCare Partners Inc.
5.13%, 07/15/24	3,600	3,590
5.00%, 05/01/25	2,000	1,973
Endo Finance Co.
5.75%, 01/15/22 (a)	9,900	8,709
Endo Finance LLC
6.00%, 07/15/23 (a)	7,000	5,770
HCA Inc.
7.50%, 02/15/22	4,100	4,707
5.88%, 05/01/23	7,500	8,158
Impax Laboratories Inc.
2.00%, 06/15/22 (i)	1,000	903
Mallinckrodt International Finance SA
4.88%, 04/15/20 (a)	3,000	2,984
5.75%, 08/01/22 (a)	17,000	16,629
5.63%, 10/15/23 (a) (c)	4,100	3,828
Tenet Healthcare Corp.
4.38%, 10/01/21	9,500	9,626
8.13%, 04/01/22	15,000	15,235
6.75%, 06/15/23 (c)	20,000	19,183
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (a)	3,750	3,759
7.50%, 07/15/21 (a)	5,000	4,985
6.50%, 03/15/22 (a)	2,200	2,321
5.88%, 05/15/23 (a)	6,200	5,470
7.00%, 03/15/24 (a)	3,400	3,624
6.13%, 04/15/25 (a)	4,700	4,121
VRX Escrow Corp.
5.38%, 03/15/20 (a)	6,000	5,987
		207,656
Industrials 1.3%
Bombardier Inc.
6.00%, 10/15/22 (a)	5,000	4,847
6.13%, 01/15/23 (a) (c)	3,100	3,021
Cloud Crane LLC
10.13%, 08/01/24 (a)	3,000	3,329
TransDigm Inc.
6.00%, 07/15/22	2,700	2,805
6.50%, 07/15/24	2,400	2,474
United Rentals North America Inc.
5.75%, 11/15/24	5,500	5,847
XPO Logistics Inc.
6.50%, 06/15/22 (a)	10,000	10,508
		32,831

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Information Technology 1.1%
BMC Software Finance Inc.
8.13%, 07/15/21 (a)	6,000	6,175
First Data Corp.
7.00%, 12/01/23 (a)	8,900	9,528
Western Digital Corp.
7.38%, 04/01/23 (a)	5,000	5,473
10.50%, 04/01/24	5,000	5,873
		27,049
Materials 2.7%
Ardagh Packaging Finance Plc
4.63%, 05/15/23 (a)	7,500	7,706
7.25%, 05/15/24 (a)	5,100	5,599
BWAY Holding Co.
5.50%, 04/15/24 (a)	5,000	5,215
7.25%, 04/15/25 (a)	14,000	14,430
Cemex SAB de CV
7.25%, 01/15/21 (a) (c)	6,000	6,315
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	20,000	22,490
5.13%, 05/15/24 (a) (c)	4,400	4,480
Platform Specialty Products Corp.
6.50%, 02/01/22 (a)	3,000	3,106
		69,341
Real Estate 0.2%
Equinix Inc.
5.38%, 05/15/27	5,000	5,431
Telecommunication Services 3.0%
CommScope Inc.
5.50%, 06/15/24 (a)	6,000	6,307
Sprint Capital Corp.
6.90%, 05/01/19	5,000	5,330
Sprint Communications Inc.
9.00%, 11/15/18 (a)	7,300	7,836
Sprint Corp.
7.88%, 09/15/23	9,400	10,904
7.13%, 06/15/24	5,500	6,184
7.63%, 02/15/25	3,950	4,540
Sprint Nextel Corp.
7.00%, 08/15/20	5,000	5,462
11.50%, 11/15/21	7,500	9,526
Virgin Media Secured Finance Plc
5.50%, 01/15/25 (a)	9,000	9,448
Wind Acquisition Finance SA
7.38%, 04/23/21 (a)	5,000	5,200
Zayo Group LLC
6.00%, 04/01/23	5,000	5,290
		76,027
Utilities 2.6%
AES Corp.
4.88%, 05/15/23	1,000	1,027
5.50%, 03/15/24	2,500	2,609
Calpine Corp.
5.38%, 01/15/23 (c)	15,000	14,598
5.75%, 01/15/25	6,500	6,141
Dynegy Inc.
6.75%, 11/01/19	11,342	11,747
7.38%, 11/01/22 (c)	17,000	17,758
Ferrellgas Partners LP
8.63%, 06/15/20 (c)	4,000	3,812
InterGen NV
7.00%, 06/30/23 (a)	10,000	9,775
		67,467
Total Corporate Bonds And Notes (cost $868,382)		905,379
SENIOR LOAN INTERESTS 3.2%
Consumer Discretionary 1.0%
Academy Ltd.
Term Loan B, 5.23%, (3M LIBOR + 4.00%), 06/09/22 (j)	3,552	2,393
Belk Inc.
Term Loan, 6.05%, (3M LIBOR + 4.75%), 11/18/22 (j)	9,846	8,235
	Shares/Par†	Value
iHeartCommunications Inc.
Term Loan D, 7.99%, (6M LIBOR + 6.75%), 01/30/19 (j)	20,000	15,410
		26,038
Consumer Staples 0.2%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.75%), 01/27/24 (j)	2,500	2,393
2nd Lien Term Loan, 8.73%, (3M LIBOR + 7.50%), 01/27/25 (j)	2,800	2,670
		5,063
Financials 0.3%
First Eagle Investment Management
Term Loan, 4.80%, (3M LIBOR + 3.50%), 11/30/22 (j)	9,000	9,084
Health Care 0.4%
Community Health Systems Inc.
Term Loan H, 4.32%, (3M LIBOR + 3.00%), 01/27/21 (j)	1,200	1,191
Vizient Inc.
Term Loan B, 4.74%, (3M LIBOR + 3.50%), 02/13/23 (j)	8,602	8,656
		9,847
Industrials 0.4%
CEVA Group Plc
Term Loan, 6.81%, (3M LIBOR + 5.50%), 03/12/21 (j)	1,712	1,652
CEVA Intercompany BV
Term Loan, 6.81%, (3M LIBOR + 5.50%), 03/18/21 (j)	1,241	1,198
CEVA Logistics BV
Term Loan, 6.50%, (3M LIBOR + 5.50%), 03/12/21 (j)	1,216	1,168
CEVA Logistics Canada ULC
Term Loan, 6.81%, (3M LIBOR + 5.50%), 03/18/21 (j)	214	207
Cortes NP Acquisition Corp.
Term Loan B, 5.24%, (3M LIBOR + 4.00%), 11/30/23 (j)	4,355	4,385
Navistar Inc.
Term Loan B, 5.24%, (6M LIBOR + 4.00%), 08/07/20 (j)	2,444	2,455
		11,065
Information Technology 0.5%
Almonde Inc.
1st Lien Term Loan, 4.82%, (3M LIBOR + 3.50%), 05/03/24 (j)	6,500	6,527
MH Sub I LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/16/24 (j) (l)	3,300	3,278
MH Sub I LLC & Micro Holding Corp.
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.50%), 08/16/25 (j) (l)	3,200	3,171
		12,976
Telecommunication Services 0.1%
Securus Technologies Holdings Inc.
2nd Lien Term Loan, 0.00%, (3M LIBOR + 8.25%), 06/30/25 (j) (l)	2,200	2,214
Utilities 0.3%
Talen Energy Supply LLC
Term Loan B-1, 5.24%, (3M LIBOR + 4.00%), 07/15/23 (j)	2,993	2,914
Term Loan B-2, 5.24%, (3M LIBOR + 4.00%), 04/06/24 (j)	3,988	3,883
		6,797
Total Senior Loan Interests (cost $89,414)		83,084
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (b) (d) (e) (f) (m)	100	1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 14.3%
Investment Companies 6.9%
JNL Government Money Market Fund - Institutional Class, 0.89% (n) (o)	174,575	174,575

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Securities Lending Collateral 7.4%
Securities Lending Cash Collateral Fund LLC, 1.02% (n) (o)	188,819	188,819
Total Short Term Investments (cost $363,394)		363,394
Total Investments 106.9% (cost $2,527,391)		2,722,687
Other Assets and Liabilities, Net (6.9)%		(175,621)
Total Net Assets 100.0%		$2,547,066

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $492,656 and 19.3%, respectively.

(b) Non-income producing security.

(c) All or portion of the security was on loan.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(h) Perpetual security.

(i) Convertible security.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) This variable rate senior loan will settle after September 30, 2017. The reference rate and spread presented will go into effect upon settlement.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
CEVA Holdings LLC	07/23/12	$3,602	$830	—%
CEVA Holdings LLC - Series A-2	07/23/12	2,444	787	—
CEVA Holdings LLC - Series A-1	05/02/13	73	31	—
General Motors Co. Escrow	04/25/10	—	1	—
Stone Energy Corp.	03/09/27	5,141	6,180	0.3
Stone Energy Corp., 7.50%, 05/31/22	03/09/17	3,191	2,430	0.1
		$14,451	$10,259	0.4%

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Franklin Templeton International Small Cap Growth Fund
COMMON STOCKS 92.7%
Belgium 0.7%
Barco NV	25	$2,670
Ontex Group NV	70	2,395
		5,065
Bermuda 4.2%
Arch Capital Group Ltd. (a)	139	13,738
Axis Capital Holdings Ltd.	29	1,657
RenaissanceRe Holdings Ltd.	108	14,636
		30,031
Brazil 0.6%
Grendene SA	193	1,613
M Dias Branco SA	151	2,381
		3,994
Canada 8.5%
Alamos Gold Inc. - Class A (b)	257	1,740
Badger Daylighting Ltd. (b)	162	3,450
Canaccord Genuity Group Inc.	487	1,673
Canada Goose Holdings Inc. (a) (b)	21	426
Canadian Western Bank	119	3,227
Fairfax Financial Holdings Ltd.	31	16,289
Fairfax India Holdings Corp. (a)	1,287	22,714
Genworth MI Canada Inc. (b)	62	1,846
Gran Tierra Energy Inc. (a)	518	1,175
Laurentian Bank of Canada (b)	25	1,194
Mullen Group Ltd (b)	184	2,509
Russel Metals Inc.	92	2,027
ShawCor Ltd.	80	1,759
		60,029
China 3.5%
58.Com Inc. - Class A - ADR (a)	325	20,527
China ZhengTong Auto Services Holdings Ltd.	2,332	2,541
Hollysys Automation Technologies Ltd.	37	802
Shanghai Haohai Biological Technology Co. Ltd. - Class H	226	1,009
Vinda International Holdings Ltd.	15	29
		24,908
Denmark 3.9%
ISS A/S	275	11,059
Scandinavian Tobacco Group A/S	942	16,729
		27,788
Finland 2.8%
Amer Sports Oyj - Class A	166	4,419
Huhtamaki Oyj - Class I	115	4,639
Uponor Oyj	619	10,765
		19,823
France 4.9%
Beneteau SA	701	12,199
Elis SA	591	15,846
Euler Hermes SA	57	6,761
		34,806
Germany 2.6%
Gerresheimer AG	52	4,031
Jenoptik AG	136	4,506
Rational AG	8	5,459
Stabilus SA	45	4,049
		18,045
Greece 0.7%
Diana Shipping Inc. (a)	1,398	5,074
Hong Kong 3.1%
Goodbaby International Holdings Ltd.	3,916	2,162
Greatview Aseptic Packaging Co. Ltd.	2,841	1,747
Hang Lung Group Ltd.	1,014	3,655
PAX Global Technology Ltd. (b)	1,439	768
Stella International Holdings Ltd.	672	1,176
Techtronic Industries Co.	1,009	5,413
Value Partners Group Ltd. (b)	2,894	2,620
VTech Holdings Ltd. (b)	230	3,351
	Shares/Par†	Value
Xtep International Holdings Ltd.	2,885	993
		21,885
India 0.8%
Dewan Housing Finance Corp. Ltd.	576	4,874
Jain Irrigation Systems Ltd.	514	749
		5,623
Ireland 9.0%
C&C Group Plc	2,389	8,631
Dalata Hotel Group Plc (a)	1,563	10,237
Grafton Group Plc	1,794	19,974
Green REIT Plc	4,909	8,774
Irish Residential Properties REIT Plc	3,850	6,726
Total Produce Plc	3,559	9,684
		64,026
Italy 1.8%
Azimut Holding SpA	67	1,455
Interpump Group SpA	168	5,239
Technogym SpA	515	4,574
Tod's SpA (b)	22	1,539
		12,807
Japan 9.4%
Anicom Holdings Inc. (b)	116	2,988
Asahi Co. Ltd.	83	982
Asatsu-DK Inc.	208	5,891
Asics Corp.	188	2,802
Bandai Namco Holdings Inc.	245	8,410
Bunka Shutter Co. Ltd.	184	1,381
Capcom Co. Ltd. (b)	100	2,476
Daibiru Corp.	233	2,573
Descente Ltd	149	2,037
Dowa Holdings Co. Ltd.	89	3,279
Fuji Oil Holdings Inc.	112	2,926
Gulliver International Co. Ltd. (b)	366	2,264
Kobayashi Pharmaceutical Co. Ltd.	81	4,593
KYB Co. Ltd.	22	1,356
Meitec Corp.	94	4,689
Nachi-Fujikoshi Corp.	396	2,233
Nihon Parkerizing Co. Ltd.	178	2,858
Square Enix Holdings Co. Ltd.	41	1,555
Sumitomo Rubber Industries Inc.	164	3,016
TechnoPro Holdings Inc.	55	2,622
Tsumura & Co.	120	4,322
Ushio Inc.	106	1,419
		66,672
Luxembourg 0.4%
Grand City Properties SA	137	2,902
Netherlands 3.2%
Aalberts Industries NV	84	4,043
Accell Group	64	1,992
Arcadis NV	190	4,107
Beter Bed Holding NV	72	1,376
Refresco Group NV (c)	176	3,540
Sligro Food Group NV	167	7,701
		22,759
Norway 0.5%
Ekornes ASA	73	1,040
Tomra Systems ASA	142	2,131
		3,171
Philippines 0.4%
Metropolitan Bank & Trust Co.	418	713
Vista Land & Lifescapes Inc	16,356	2,047
		2,760
Poland 0.3%
CCC SA	27	2,024
Singapore 0.9%
Flextronics International Ltd. (a)	80	1,333
Straits Trading Co. Ltd.	2,687	4,770
		6,103
South Korea 1.1%
BNK Financial Group Inc.	225	1,971
DGB Financial Group Inc.	340	3,122

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Hyundai Mipo Dockyard Co. Ltd. (a)	13	1,054
Korea Investment Holdings Co. Ltd.	31	1,640
		7,787
Spain 3.3%
Construcciones y Auxiliar de Ferrocarriles SA	74	3,004
Lar Espana Real Estate Socimi SA (c) (d)	1,214	11,819
Zardoya Otis SA	790	8,738
		23,561
Sweden 3.6%
Bulten AB	77	1,193
Cloetta Fazer AB - Class B	3,387	11,646
Duni AB	75	1,179
Dustin Group AB	636	5,367
Tethys Oil AB	169	1,292
Thule Group AB (c)	238	5,136
		25,813
Switzerland 4.0%
Basilea Pharmaceutical AG (a) (b)	12	997
Bucher Industries AG	15	5,158
Logitech International SA (b)	71	2,573
Panalpina Welttransport Holding AG (b)	100	14,620
Tecan Group AG	8	1,710
Vontobel Holding AG	53	3,426
		28,484
Taiwan 1.7%
Chicony Electronics Co. Ltd.	1,023	2,430
Giant Manufacturing Co. Ltd.	378	1,780
King Yuan Electronics Co. Ltd.	2,461	2,422
Merida Industry Co. Ltd.	315	1,374
Tripod Technology Corp.	1,093	3,797
		11,803
Thailand 0.2%
LPN Development PCL	1,332	495
Tisco Financial Group PCL	273	631
		1,126
Turkey 0.2%
Mavi Jeans (a)	84	1,229
United Kingdom 16.4%
Amec Foster Wheeler Plc	2,607	17,800
Bellway Plc	27	1,173
Bovis Homes Group Plc	70	1,026
Carpetright Plc (a)	1,007	2,617
Clarkson Plc (b)	449	17,226
Countrywide Plc (b)	1,666	2,415

	Shares/Par†	Value
DFS Furniture Plc	443	1,310
Foxtons Group Plc (b)	581	527
Greggs Plc	210	3,503
Headlam Group Plc	1,365	10,816
Kennedy Wilson Europe Real Estate Plc (b)	1,041	15,186
Laird Plc	866	1,658
LivaNova Plc (a)	40	2,788
Man Group Plc	1,894	4,261
Oxford Instruments Plc (b)	153	1,984
PageGroup Plc	2,153	14,401
Serco Group Plc (a)	2,797	4,320
SIG Plc	1,215	2,901
Sthree Plc	1,048	4,953
Vectura Group Plc (a)	796	1,135
Vesuvius Plc	560	4,422
		116,422
Total Common Stocks (cost $553,278)		656,520
PREFERRED STOCKS 0.2%
Brazil 0.2%
Alpargatas SA	360	1,805
Total Preferred Stocks (cost $1,000)		1,805
INVESTMENT COMPANIES 0.6%
United States of America 0.6%
iShares MSCI EAFE Small Cap Index Fund (b)	66	4,111
Total Investment Companies (cost $3,654)		4,111
SHORT TERM INVESTMENTS 8.7%
Investment Companies 6.3%
JNL Government Money Market Fund - Institutional Class, 0.89% (e) (f)	44,152	44,152
Securities Lending Collateral 2.4%
Securities Lending Cash Collateral Fund LLC, 1.02% (e) (f)	17,230	17,230
Total Short Term Investments (cost $61,382)		61,382
Total Investments 102.2% (cost $619,314)		723,818
Other Assets and Liabilities, Net (2.2)%		(15,770)
Total Net Assets 100.0%		$708,048

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Lar Espana Real Estate Socimi SA	09/17/14	$10,531	$11,819	1.7%
Refresco Group NV	01/06/16	2,926	3,540	0.5
Thule Group AB	08/26/15	3,117	5,136	0.7
		$16,574	$20,495	2.9%

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/HKD	HSB	10/03/17	HKD	(39)	$(5)	$—
					$(5)	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Franklin Templeton Mutual Shares Fund (a)
COMMON STOCKS 88.9%
Consumer Discretionary 10.9%
Charter Communications Inc. - Class A (b)	69	$25,197
DISH Network Corp. - Class A (b)	236	12,779
General Motors Co.	416	16,784
Goodyear Tire & Rubber Co.	199	6,609
Relx Plc	481	10,556
Sky Plc	956	11,718
Time Warner Inc.	277	28,404
Walt Disney Co.	211	20,790
		132,837
Consumer Staples 9.4%
Altria Group Inc.	189	12,004
British American Tobacco Plc - ADR	133	8,313
British American Tobacco Plc	343	21,487
CVS Health Corp.	250	20,321
Energizer Holdings Inc.	125	5,759
Imperial Brands Plc	140	5,954
Kroger Co.	684	13,724
PepsiCo Inc.	99	11,013
Rite Aid Corp. (b) (c)	736	1,442
Walgreens Boots Alliance Inc.	186	14,379
		114,396
Energy 9.1%
Anadarko Petroleum Corp.	144	7,024
Apache Corp.	184	8,448
Baker Hughes a GE Co. - Class A	300	10,986
BP Plc	1,156	7,392
Kinder Morgan Inc.	955	18,316
Marathon Oil Corp.	899	12,192
Plains GP Holdings LP - Class A (b)	291	6,360
Royal Dutch Shell Plc - Class A	501	15,152
Royal Dutch Shell Plc - Class A	328	9,885
Williams Cos. Inc.	526	15,791
		111,546
Financials 19.5%
Alleghany Corp. (b)	31	17,378
Ally Financial Inc.	257	6,234
American International Group Inc.	421	25,852
Barclays Plc	2,860	7,405
Brighthouse Financial Inc. (b)	26	1,576
Capital One Financial Corp.	128	10,875
Chubb Ltd.	97	13,777
CIT Group Inc.	232	11,373
Citigroup Inc.	270	19,674
Citizens Financial Group Inc.	560	21,190
FCB Financial Holdings Inc. - Class A (b)	41	1,963
Guaranty Bancorp	10	270
Hartford Financial Services Group Inc.	121	6,691
JPMorgan Chase & Co.	222	21,228
MetLife Inc.	285	14,817
PNC Financial Services Group Inc.	110	14,858
Voya Financial Inc.	279	11,110
Wells Fargo & Co.	208	11,467
White Mountains Insurance Group Ltd.	1	1,166
XL Group Ltd.	476	18,788
		237,692
Health Care 13.4%
Eli Lilly & Co.	383	32,788
Medtronic Plc	525	40,805
Merck & Co. Inc.	573	36,668
Novartis AG - ADR	301	25,823
Stryker Corp.	135	19,150
Teva Pharmaceutical Industries Ltd. - ADR	484	8,518
		163,752
Industrials 6.0%
Caterpillar Inc.	112	13,939
CNH Industrial NV	764	9,184
Federal Signal Corp.	56	1,197
Fluor Corp.	150	6,301
General Electric Co.	831	20,086
	Shares/Par†	Value
Johnson Controls International Plc	105	4,224
KLX Inc. (b)	45	2,368
Sensata Technologies Holding NV (b)	328	15,766
		73,065
Information Technology 12.7%
CA Inc.	430	14,343
Cisco Systems Inc.	666	22,406
Cognizant Technology Solutions Corp. - Class A	242	17,554
Dell Technologies Inc. - Class V (b)	60	4,659
DXC Technology Co.	52	4,506
Hewlett Packard Enterprise Co.	611	8,984
Microsoft Corp.	354	26,384
Nokia Oyj - ADR	823	4,922
Nokia Oyj	1,026	6,197
Samsung Electronics Co. Ltd.	8	18,932
Symantec Corp.	793	26,014
		154,901
Materials 4.9%
International Paper Co.	270	15,366
LafargeHolcim Ltd.	148	8,686
Monsanto Co.	120	14,344
ThyssenKrupp AG	302	8,955
Warrior Met Coal Inc. (d) (e) (f)	87	2,022
WestRock Co.	193	10,927
		60,300
Real Estate 1.4%
Alexander's Inc.	8	3,392
JBG Smith Properties (b)	56	1,907
Vornado Realty Trust	156	12,026
		17,325
Telecommunication Services 1.2%
Koninklijke KPN NV	2,455	8,438
Vodafone Group Plc	2,220	6,222
		14,660
Utilities 0.4%
Vistra Energy Corp.	266	4,979
Total Common Stocks (cost $903,478)		1,085,453
RIGHTS 0.0%
Utilities 0.0%
Vistra Energy Corp. (b)	266	226
Total Rights (cost $0)		226
CORPORATE BONDS AND NOTES 1.3%
Consumer Discretionary 0.5%
iHeartCommunications Inc.
9.00%, 12/15/19	7,449	5,673
Telecommunication Services 0.8%
Avaya Inc.
0.00%, 04/01/19 - 03/01/21 (b) (g) (h)	10,569	1,267
Frontier Communications Corp.
10.50%, 09/15/22	2,864	2,499
11.00%, 09/15/25	7,214	6,126
		9,892
Total Corporate Bonds And Notes (cost $26,050)		15,565
SENIOR LOAN INTERESTS 2.6%
Consumer Discretionary 1.9%
Belk Inc.
Term Loan, 6.05%, (3M LIBOR + 4.75%), 11/18/22 (i)	1,573	1,316
Caesars Entertainment Operating Co.
Term Loan B-7, 0.00%, 01/26/18 (b) (g) (j)	2,112	2,693
Term Loan B-5, 0.00%, 01/28/18 (b) (g)	584	692
Term Loan B-6, 0.00%, 01/28/18 (b) (g)	2,782	3,375
Cumulus Media Holdings Inc.
Term Loan, 4.49%, (1Y LIBOR + 3.25%), 12/31/20 (e) (f) (i)	4,402	3,665
iHeartCommunications Inc.
Term Loan D, 7.99%, (1M LIBOR + 6.75%), 01/30/19 (i)	4,339	3,343
Term Loan E, 8.74%, (1Y LIBOR + 7.50%), 07/30/19 (i)	1,395	1,075

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Toys R Us Inc.
DIP Term Loan, 8.50%, (3M LIBOR + 6.75%), 01/18/19 (i) (j)	3,463	3,428
Term Loan B-4, 0.00%, 03/15/20 (b) (g)	5,812	3,448
		23,035
Telecommunication Services 0.7%
Avaya Inc.
Term Loan B-3, 0.00%, 10/26/17 (b) (g)	3,140	2,637
Term Loan, 8.74%, (3M LIBOR + 7.50%), 01/19/18 (i)	1,586	1,597
Term Loan B-7, 0.00%, 03/31/18 - 04/30/20 (b) (g)	4,863	4,107
		8,341
Total Senior Loan Interests (cost $33,341)		31,376
GOVERNMENT AND AGENCY OBLIGATIONS 0.2%
Municipal 0.2%
Commonwealth of Puerto Rico
0.00%, 07/01/35 (b) (g)	4,758	2,308
Total Government And Agency Obligations (cost $4,123)		2,308
OTHER EQUITY INTERESTS 0.0%
Lehman Brothers Holdings Inc. Bankruptcy Claims (b) (k)	27,190	600
Texas Competitive Electric Holdings Co. LLC (b) (e) (f) (k)	15,864	59
Tribune Co. Escrow Litigation Interests (b) (e) (f) (j) (k)	67	—
Total Other Equity Interests (cost $1,437)		659
SHORT TERM INVESTMENTS 6.9%
Investment Companies 6.4%
JNL Government Money Market Fund - Institutional Class, 0.89% (l) (m)	78,299	78,299
Securities Lending Collateral 0.1%
Securities Lending Cash Collateral Fund LLC, 1.02% (l) (m)	674	674
Treasury Securities 0.4%
U.S. Treasury Bill
0.97%, 10/26/17	1,500	1,499
1.15%, 01/25/18	1,500	1,495
1.16%, 03/15/18	2,000	1,989
		4,983
Total Short Term Investments (cost $83,957)		83,956
Total Investments 99.9% (cost $1,052,386)		1,219,543
Other Derivative Instruments (0.1)%		(1,069)
Other Assets and Liabilities, Net 0.2%		2,350
Total Net Assets 100.0%		$1,220,824

(a) The Fund had an unfunded commitment at September 30, 2017. See Unfunded Commitments in the Schedules of Investments.

(b) Non-income producing security.

(c) All or portion of the security was on loan.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 1.7% of the Fund’s net assets.

(h) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $1,267 and 0.1%, respectively.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Cumulus Media Holdings Inc., Term Loan, 4.49%, 12/31/20	03/21/17	$3,535	$3,665	0.3%
Texas Competitive Electric Holdings Co. LLC	12/30/16	—	59	—
Tribune Co. Escrow Litigation Interests	02/22/13	—	—	—
Warrior Met Coal Inc.	04/21/15	498	2,022	0.2
		$4,033	$5,746	0.5%

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
EUR/USD	BOA	10/18/17	EUR	210	$249	$(4)
EUR/USD	BOA	10/18/17	EUR	169	199	—
EUR/USD	HSB	10/18/17	EUR	563	666	(9)
EUR/USD	HSB	10/18/17	EUR	6	7	—
EUR/USD	SSB	10/18/17	EUR	125	148	(3)
GBP/USD	BOA	11/24/17	GBP	675	906	(8)
GBP/USD	HSB	11/24/17	GBP	256	344	(4)
GBP/USD	HSB	11/24/17	GBP	20	27	—
USD/EUR	HSB	10/18/17	EUR	(43,173)	(51,064)	(399)
USD/GBP	HSB	11/24/17	GBP	(42,950)	(57,645)	(823)
USD/KRW	HSB	11/10/17	KRW	(21,245,583)	(18,558)	181
					$(124,721)	$(1,069)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Goldman Sachs Core Plus Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 16.7%
Academic Loan Funding Trust
Series 2012-A2-1A, 2.34%, (1M US LIBOR + 1.10%), 12/27/44 (a) (b)	5,750	$5,739
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-ASP4, REMIC, 1.40%, (1M US LIBOR + 0.16%), 08/25/36 (a)	1,220	1,194
ACIS CLO Ltd.
Series 2013-C1R-2A, 2.60%, (3M US LIBOR + 1.30%), 10/14/22 (a) (b)	1,213	1,213
Series 2014-A-4A, 2.73%, (3M US LIBOR + 1.42%), 05/01/26 (a) (b)	4,066	4,071
Adjustable Rate Mortgage Trust
Series 2004-2A1-5, REMIC, 3.49%, 04/25/35 (a)	115	117
Amortizing Residential Collateral Trust
Series 2002-M2-BC6, REMIC, 3.04%, (1M US LIBOR + 1.80%), 08/25/32 (a)	17	16
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2003-M2-HE2, REMIC, 4.08%, (1M US LIBOR + 2.85%), 04/15/33 (a)	2	2
Banc of America Funding Trust
Series 2006-A2-8T2, REMIC, 5.79%, 10/25/36	29	27
Banc of America Mortgage Securities Inc.
Series 2005-2A1-H, REMIC, 3.60%, 09/25/35 (a)	235	232
Bank of America Student Loan Trust
Series 2010-A-1A, 2.11%, (3M US LIBOR + 0.80%), 02/25/43 (a) (b)	1,226	1,232
BlueMountain CLO Ltd.
Series 2014-AR-2A, 2.24%, (3M US LIBOR + 0.93%), 07/20/26 (a) (b)	5,650	5,672
Brazos Higher Education Authority Inc.
Series 2005-A11-2, 1.47%, (3M US LIBOR + 0.14%), 09/27/21 (a)	451	450
Citigroup Mortgage Loan Trust Inc.
Series 2005-1A1A-10, REMIC, 3.58%, 12/25/35 (a)	567	488
Countrywide Alternative Loan Trust
Series 2005-A1-38, REMIC, 2.39%, (12M US Federal Reserve Cumulative Average CMT + 1.50%), 09/25/35 (a)	108	105
Countrywide Asset-Backed Certificates
Series 2004-M4-5, REMIC, 3.11%, (1M US LIBOR + 1.88%), 06/25/34 (a)	67	67
Credit Suisse European Mortgage Capital Ltd.
Series 2015-A-1HWA, 2.42%, (3M EU EURIBOR + 2.75%), 04/20/20, EUR (a) (c) (d) (e)	2,202	2,583
Crown Point CLO III Ltd.
Series 2015-A1AR-3A, 0.00%, 12/31/27 (a) (b) (f)	7,850	7,850
Series 2015-A1A-3A, 2.71%, (3M US LIBOR + 1.41%), 12/31/27 (a) (b)	7,898	7,906
ECMC Group Student Loan Trust
Series 2016-A-1A, 2.59%, (1M US LIBOR + 1.35%), 02/25/29 (a) (b)	4,700	4,703
Edsouth Indenture No. 1 LLC
Series 2010-A1-1, 2.16%, (3M US LIBOR + 0.85%), 07/25/23 (a) (b)	195	195
EFS Volunteer No. 2 LLC
Series 2012-A2-1, 2.59%, (1M US LIBOR + 1.35%), 03/25/36 (a) (b)	5,500	5,577
EFS Volunteer No. 3 LLC
Series 2012-A3-1, 2.24%, (1M US LIBOR + 1.00%), 04/25/33 (a) (b)	3,450	3,450
GCO Education Loan Funding Trust
Series 2006-A8L-1, 1.45%, (3M US LIBOR + 0.13%), 05/25/25 (a)	1,044	1,042
GMAC Mortgage Corp. Loan Trust
Series 2007-1A1-HE3, REMIC, 7.00%, 09/25/37 (a)	45	46
Series 2007-2A1-HE3, REMIC, 7.00%, 09/25/37	137	142
Greywolf CLO V Ltd.
Series 2015-A1-1A, 2.91%, (3M US LIBOR + 1.60%), 04/25/27 (a) (b)	3,500	3,506
GSAA Home Equity Trust
Series 2007-2A2A-5, REMIC, 1.47%, (1M US LIBOR + 0.23%), 05/25/37 (a)	2,874	2,043
	Shares/Par†	Value
GSMPS Mortgage Loan Trust
Series 2005-A1-LT1, 1.70%, (1M US LIBOR + 0.46%), 02/25/35 (a) (b)	9	9
Halcyon Loan Advisors Funding Ltd.
Series 2014-A1R-1A, 2.44%, (3M US LIBOR + 1.13%), 04/18/26 (a) (b)	2,550	2,552
Series 2015-A-2A, REMIC, 2.70%, (3M US LIBOR + 1.39%), 07/25/27 (a) (b)	5,800	5,793
ICG US CLO Ltd.
Series 2014-A1-1A, 2.46%, (3M US LIBOR + 1.15%), 04/20/26 (a) (b)	4,197	4,187
Impac CMB Trust
Series 2004-2A-10, REMIC, 1.88%, (1M US LIBOR + 0.64%), 03/25/35 (a) (e)	55	50
Luminent Mortgage Trust
Series 2006-1A1-7, REMIC, 1.42%, (1M US LIBOR + 0.18%), 12/25/36 (a)	1,826	1,646
MASTR Adjustable Rate Mortgages Trust
Series 2004-5A1-12, REMIC, 3.66%, 10/25/34 (a)	101	102
Series 2004-1A1-15, REMIC, 3.94%, 12/25/34 (a)	45	46
Series 2006-4A1B-OA2, REMIC, 2.09%, 12/25/46 (a)	1,429	1,443
MASTR Seasoned Securities Trust
Series 2005-4A1-2, REMIC, 3.60%, 10/25/32 (a)	97	100
Montana Higher Education Student Assistance Corp.
Series 2012-A3-1, REMIC, 2.29%, (1M US LIBOR + 1.05%), 04/20/29 (a)	3,100	3,097
Morgan Stanley Mortgage Loan Trust
Series 2004-2A1-6AR, REMIC, 3.77%, 08/25/34 (a)	44	45
Series 2006-2A3-3AR, REMIC, 3.45%, 03/25/36 (a)	770	655
Mortgage Repurchase Agreement Financing Trust
Series 2017-A1-1, 2.09%, (1M US LIBOR + 0.85%), 01/10/18 (a) (b)	3,050	3,051
Series 2017-A1-2, 1.78%, (1M US LIBOR + 0.55%), 02/12/18 (a) (b) (c)	9,125	9,125
Series 2016-A2-1, 2.18%, (1M US LIBOR + 0.95%), 04/10/19 (a) (b)	2,050	2,050
Navient Student Loan Trust
Series 2016-A-7A, 2.39%, (1M US LIBOR + 1.15%), 12/25/28 (a) (b)	4,793	4,851
Series 2016-A-5A, 2.49%, (1M US LIBOR + 1.25%), 12/25/28 (a) (b)	10,687	10,901
NCUA Guaranteed Notes Trust
Series 2011-A4-M1, REMIC, 3.00%, 06/12/19	1,900	1,941
Nelnet Student Loan Trust
Series 2006-A6-1, 1.76%, (3M US LIBOR + 0.45%), 08/23/36 (a) (b)	5,450	5,306
Northstar Education Finance Inc.
Series 2007-A1-1, 1.41%, (3M US LIBOR + 0.10%), 04/28/30 (a)	1,113	1,106
OCP CLO Ltd.
Series 2014-A1-5A, 2.31%, (3M US LIBOR + 1.00%), 04/26/26 (a) (b)	4,640	4,650
OFSI Fund VI Ltd.
Series 2014-A1-6A, 2.33%, (3M US LIBOR + 1.03%), 03/20/25 (a) (b)	4,673	4,640
OFSI Fund VII Ltd.
Series 2014-AR-7A, 0.00%, (3M US LIBOR + 1.34%), 10/18/26 (a) (b) (c)	1,300	1,300
Series 2014-A-7A, 2.64%, (3M US LIBOR + 1.34%), 10/18/26 (a) (b)	1,300	1,301
Panhandle-Plains Higher Education Authority Inc.
Series 2010-A1-2, REMIC, 2.43%, (3M US LIBOR + 1.13%), 01/01/24 (a)	995	1,009
Residential Accredit Loans Inc. Trust
Series 2005-A1-QO5, REMIC, 1.89%, 01/25/46 (a)	601	509
Sail Net Interest Margin Notes
Series 2003-A-3, 7.75%, 04/27/33 (b)	6	11
Series 2004-A-2A, 5.50%, 03/27/34 (b)	45	16
Scholar Funding Trust
Series 2010-A-A, 2.06%, (3M US LIBOR + 0.75%), 04/28/35 (a) (b)	1,638	1,627

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
SLM Student Loan Trust
Series 2007-A4-7, 1.64%, (3M US LIBOR + 0.33%), 01/25/22 (a)	2,150	2,118
Series 2007-A4-2, 1.37%, (3M US LIBOR + 0.06%), 07/25/22 (a)	4,800	4,660
Series 2008-A4-4, 2.96%, (3M US LIBOR + 1.65%), 07/25/22 (a)	2,012	2,060
Series 2008-A3-2, 2.06%, (3M US LIBOR + 0.75%), 04/25/23 (a)	838	837
Series 2008-A4-8, 2.81%, (3M US LIBOR + 1.50%), 04/25/23 (a)	1,800	1,842
Series 2008-A4-6, 2.41%, (3M US LIBOR + 1.10%), 07/25/23 (a)	2,950	2,976
Series 2008-A4-5, 3.01%, (3M US LIBOR + 1.70%), 07/25/23 (a)	6,595	6,784
Series 2005-A3-4, 1.43%, (3M US LIBOR + 0.12%), 01/25/27 (a)	4,132	4,117
Series 2003-A5A-1, 1.43%, (3M US LIBOR + 0.11%), 12/15/32 (a) (b)	3,955	3,738
Series 2003-A5A-7A, 2.52%, (3M US LIBOR + 1.20%), 12/15/33 (a) (b)	4,254	4,307
Series 2004-A6-8A, 1.94%, (3M US LIBOR + 0.63%), 01/25/40 (a) (b)	2,650	2,649
Series 2005-A5-5, REMIC, 2.06%, 10/25/40 (a)	1,150	1,134
Station Place Securitization Trust
Series 2015-A-2, 2.29%, (1M US LIBOR + 1.05%), 05/15/18 (a) (b) (c)	2,000	2,000
Structured Asset Mortgage Investments II Trust
Series 2005-2A1-AR3, REMIC, 3.32%, 08/25/35 (a)	46	46
Voya CLO Ltd.
Series 2014-A1R-4A, 2.25%, (3M US LIBOR + 0.95%), 10/14/26 (a) (b)	8,300	8,309
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2004-A2-AR3, REMIC, 3.14%, 06/25/34 (a)	203	212
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2A3-AR8, REMIC, 3.41%, 04/25/36 (a) (e)	47	48
WhiteHorse VIII Ltd.
Series 2014-A-1A, 2.81%, (3M US LIBOR + 1.50%), 05/01/26 (a) (b)	2,400	2,403
Z Capital Credit Partners CLO Ltd.
Series 2015-A1-1A, 2.63%, (3M US LIBOR + 1.33%), 07/16/27 (a) (b)	5,127	5,140
Total Non-U.S. Government Agency Asset-Backed Securities (cost $185,559)		188,167
CORPORATE BONDS AND NOTES 29.8%
Consumer Discretionary 2.1%
21st Century Fox America Inc.
3.70%, 09/15/24	3,425	3,563
Amazon.com Inc.
3.30%, 12/05/21	2,500	2,606
Charter Communications Operating LLC
4.46%, 07/23/22	525	554
4.91%, 07/23/25	2,200	2,355
Comcast Corp.
3.38%, 08/15/25	2,275	2,345
Dollar Tree Inc.
5.25%, 03/01/20	100	103
5.75%, 03/01/23	400	423
Expedia Inc.
3.80%, 02/15/28 (b)	1,800	1,781
General Motors Co.
3.50%, 10/02/18	2,055	2,087
Hartford Financial Services Group Inc.
5.13%, 04/15/22	250	277
Maquinaria Especializada MXO S.A.P.I. de C.V.
0.00%, 04/13/21 (c) (d) (e) (g) (h)	97	—
MGM Resorts International
6.63%, 12/15/21	900	1,015
NBCUniversal Media LLC
4.38%, 04/01/21	1,600	1,720
Rensselaer Polytechnic Institute
5.60%, 09/01/20	2,300	2,494
	Shares/Par†	Value
Sally Holdings LLC
5.63%, 12/01/25	1,350	1,383
Time Warner Cable Inc.
5.00%, 02/01/20	175	185
5.88%, 11/15/40	425	465
5.50%, 09/01/41	253	265
		23,621
Consumer Staples 3.1%
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (b)	1,150	1,154
3.55%, 07/26/27 (b)	500	504
BAT Capital Corp.
3.22%, 08/15/24 (b)	7,450	7,477
3.56%, 08/15/27 (b)	7,175	7,222
Constellation Brands Inc.
4.25%, 05/01/23	2,325	2,492
CVS Caremark Corp.
4.13%, 05/15/21	999	1,059
CVS Health Corp.
3.50%, 07/20/22	2,775	2,881
Kraft Heinz Foods Co.
2.80%, 07/02/20	1,325	1,347
3.95%, 07/15/25	675	694
4.38%, 06/01/46	1,400	1,372
Molson Coors Brewing Co.
2.10%, 07/15/21	625	616
3.00%, 07/15/26	875	851
Reynolds American Inc.
4.45%, 06/12/25	3,950	4,234
Suntory Holdings Ltd.
2.55%, 09/29/19 (b)	2,050	2,065
Walgreens Boots Alliance Inc.
2.70%, 11/18/19	525	532
		34,500
Energy 3.2%
Anadarko Petroleum Corp.
8.70%, 03/15/19	1,025	1,119
3.45%, 07/15/24	670	665
6.45%, 09/15/36	750	886
Apache Corp.
3.25%, 04/15/22	300	304
2.63%, 01/15/23 (i)	525	514
4.25%, 01/15/44	1,450	1,364
ConocoPhillips Co.
3.35%, 11/15/24	335	344
Devon Energy Corp.
4.75%, 05/15/42	800	809
Energy Transfer Partners LP
4.65%, 06/01/21	725	770
3.60%, 02/01/23	210	213
4.75%, 01/15/26	350	369
Enterprise Products Operating LLC
5.02%, (3M US LIBOR + 3.71%), 08/01/66 (a)	2,475	2,476
EQT Corp.
3.00%, 10/01/22	1,125	1,127
Halliburton Co.
3.80%, 11/15/25	700	720
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	2,125	2,155
Kinder Morgan Inc.
3.05%, 12/01/19	2,675	2,722
Pemex Project Funding Master Trust
6.63%, 06/15/35	10	11
Petroleos de Venezuela SA
5.38%, 04/12/27 (d) (e)	1,010	306
Petroleos Mexicanos
5.50%, 02/04/19 - 06/27/44	493	510
6.38%, 02/04/21 - 01/23/45	352	382
6.50%, 03/13/27 (b)	1,890	2,092
5.63%, 01/23/46	10	9
6.75%, 09/21/47 (b)	1,180	1,252
Pioneer Natural Resources Co.
3.45%, 01/15/21	1,550	1,598
3.95%, 07/15/22	480	505

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Plains All American Pipeline LP
3.65%, 06/01/22	1,275	1,282
4.50%, 12/15/26	1,450	1,477
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	1,675	1,883
5.63%, 03/01/25	2,050	2,261
Shell International Finance BV
4.55%, 08/12/43	825	901
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	500	516
Western Gas Partners LP
3.95%, 06/01/25	1,300	1,305
Williams Partners LP
3.60%, 03/15/22	1,245	1,286
3.90%, 01/15/25	1,550	1,585
		35,718
Financials 9.5%
AerCap Ireland Capital Ltd.
4.63%, 07/01/22	2,175	2,332
American International Group Inc.
3.75%, 07/10/25	750	773
4.50%, 07/16/44	200	208
4.80%, 07/10/45	1,225	1,342
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	6,900	7,008
3.65%, 02/01/26	1,925	1,988
4.90%, 02/01/46	700	797
Bank of America Corp.
2.37%, (3M US LIBOR + 0.66%), 07/21/21 (a)	3,450	3,450
4.00%, 04/01/24	200	211
3.25%, 10/21/27	2,325	2,276
4.18%, 11/25/27	4,250	4,415
3.82%, (3M US LIBOR + 1.58%), 01/20/28 (a)	2,600	2,674
Barclays Plc
4.95%, 01/10/47	450	492
China Evergrande Group
8.75%, 06/28/25	700	711
Chubb Corp.
3.55%, (3M US LIBOR + 2.25%), 03/29/67 (a)	1,300	1,296
Compass Bank
2.75%, 09/29/19	925	933
5.50%, 04/01/20	1,200	1,271
Credit Suisse AG
6.50%, 08/08/23 (b)	400	453
Credit Suisse Group AG
4.28%, 01/09/28 (b)	1,050	1,093
Dai-Ichi Life Holdings Inc.
4.00%, (callable at 100 beginning 07/24/26) (b) (j)	1,700	1,685
Deutsche Bank AG
2.50%, 02/13/19	475	478
Diamond 1 Finance Corp.
5.45%, 06/15/23 (b)	700	765
Discover Bank
8.70%, 11/18/19	551	615
Discover Financial Services
3.85%, 11/21/22	1,499	1,551
Enel Finance International NV
2.88%, 05/25/22 (b)	1,550	1,560
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,200	1,223
5.88%, 08/02/21	750	834
4.13%, 08/04/25	2,025	2,081
GE Capital International Funding Co.
4.42%, 11/15/35	1,346	1,464
General Electric Capital Corp.
8.50%, 04/06/18, MXN	5,000	275
6.15%, 08/07/37	158	211
5.88%, 01/14/38	258	337
General Motors Financial Co. Inc.
3.50%, 07/10/19	1,025	1,048
Hartford Financial Services Group Inc.
4.30%, 04/15/43	1,100	1,141
HSBC Holdings Plc
3.26%, (3M US LIBOR + 1.06%), 03/13/23 (a)	2,275	2,325
	Shares/Par†	Value
ING Bank NV
4.12%, (USD Swap Semi 30/360 (>2-10Y) 5Y + 2.70%), 11/21/23 (a)	2,875	2,925
ING Groep NV
3.15%, 03/29/22	800	815
Intesa Sanpaolo SpA
3.88%, 01/16/18	3,075	3,091
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (j)	2,575	2,679
2.97%, 01/15/23	2,275	2,305
JPMorgan Chase Bank NA
3.88%, (3M US LIBOR + 1.36%), 07/24/38 (a)	150	151
Macquarie Bank Ltd.
6.63%, 04/07/21 (d) (e)	335	376
MetLife Inc.
4.05%, 03/01/45	300	303
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	1,050	1,066
3.85%, 03/01/26	600	624
Morgan Stanley
2.71%, (3M US LIBOR + 1.40%), 10/24/23 (a)	1,625	1,662
3.88%, 04/29/24	1,150	1,207
3.70%, 10/23/24	3,000	3,107
4.00%, 07/23/25	150	158
3.63%, 01/20/27	150	152
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/47 (b)	1,700	1,681
Petrobras Global Finance BV
8.75%, 05/23/26	40	48
7.38%, 01/17/27	1,000	1,102
6.00%, 01/27/28 (b)	490	489
6.85%, 06/05/15	330	314
Reliance Standard Life Global Funding II
2.50%, 01/15/20 (b)	2,125	2,136
Santander Bank NA
8.75%, 05/30/18	700	731
Stadshypotek AB
1.88%, 10/02/19 (b)	4,300	4,294
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (b)	2,200	2,325
SunTrust Banks Inc.
2.35%, 11/01/18	2,775	2,788
Synchrony Financial
2.60%, 01/15/19	2,200	2,214
3.00%, 08/15/19	1,525	1,545
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (b)	640	720
UBS Group AG
3.00%, 04/15/21 (b)	2,300	2,330
UniCredit SpA
3.75%, 04/12/22 (b)	3,975	4,068
Wells Fargo & Co.
3.00%, 10/23/26	3,775	3,686
Westpac Banking Corp.
5.00%, (callable at 100 begininng 09/21/27) (j) (k)	1,000	999
4.32%, (USD Swap Semi 30/360 (>2-10Y) 5Y + 2.24%), 11/23/31 (a) (k)	1,675	1,718
XLIT Ltd.
4.45%, 03/31/25	1,374	1,406
		106,531
Financials 0.1%
Barclays Plc
5.20%, 05/12/26	1,075	1,150
Health Care 3.2%
AbbVie Inc.
2.50%, 05/14/20	1,100	1,113
Actavis Funding SCS
2.35%, 03/12/18	1,200	1,203
4.85%, 06/15/44	76	83
Aetna Inc.
2.80%, 06/15/23	900	906
Bayer US Finance LLC
3.00%, 10/08/21 (b)	2,900	2,953

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Becton Dickinson & Co.
2.68%, 12/15/19	1,612	1,631
2.89%, 06/06/22	2,925	2,931
3.36%, 06/06/24	2,775	2,801
4.69%, 12/15/44	925	973
Community Health Systems Inc.
8.00%, 11/15/19	350	341
EMD Finance LLC
2.95%, 03/19/22 (b)	2,950	2,997
Forest Laboratories Inc.
4.38%, 02/01/19 (b)	1,079	1,113
5.00%, 12/15/21 (b)	1,700	1,866
HCA Inc.
4.75%, 05/01/23	1,650	1,741
Medtronic Inc.
2.50%, 03/15/20	675	685
3.15%, 03/15/22	1,200	1,241
Mylan NV
3.95%, 06/15/26	3,175	3,226
Teva Pharmaceutical Finance III BV
2.20%, 07/21/21	930	894
2.80%, 07/21/23	665	634
3.15%, 10/01/26 (i)	475	438
Thermo Fisher Scientific Inc.
3.00%, 04/15/23	1,800	1,828
UnitedHealth Group Inc.
4.63%, 07/15/35	1,050	1,201
6.88%, 02/15/38	600	854
Valeant Pharmaceuticals International Inc.
7.00%, 03/15/24 (b)	900	959
Zoetis Inc.
3.00%, 09/12/27	1,375	1,357
		35,969
Industrials 0.6%
International Lease Finance Corp.
7.13%, 09/01/18 (b)	1,200	1,255
Penske Truck Leasing Co. LP
3.05%, 01/09/20 (b)	2,400	2,450
Roper Technologies Inc.
3.00%, 12/15/20	1,350	1,377
3.80%, 12/15/26	1,800	1,855
		6,937
Information Technology 1.7%
Broadcom Corp.
3.00%, 01/15/22 (b)	2,500	2,543
3.63%, 01/15/24 (b)	1,250	1,284
3.88%, 01/15/27 (b)	975	1,004
Cisco Systems Inc.
2.20%, 02/28/21	1,675	1,684
Fidelity National Information Services Inc.
3.63%, 10/15/20	1,534	1,596
Fiserv Inc.
2.70%, 06/01/20	1,700	1,719
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	1,125	1,190
Microsoft Corp.
3.13%, 11/03/25	2,300	2,369
Nokia OYJ
4.38%, 06/12/27	1,129	1,162
Oracle Corp.
2.50%, 05/15/22	1,925	1,951
QUALCOMM Inc.
2.60%, 01/30/23	725	726
Symantec Corp.
5.00%, 04/15/25 (b)	1,750	1,830
		19,058
Materials 0.7%
Ecolab Inc.
5.50%, 12/08/41	775	948
LyondellBasell Industries NV
5.00%, 04/15/19	256	267
Sherwin-Williams Co.
2.25%, 05/15/20	1,425	1,430
2.75%, 06/01/22	450	453
	Shares/Par†	Value
3.13%, 06/01/24	375	377
3.45%, 06/01/27	3,250	3,271
Westlake Chemical Corp.
3.60%, 08/15/26	725	726
		7,472
Real Estate 1.6%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	2,000	2,058
American Tower Corp.
3.40%, 02/15/19	825	840
3.30%, 02/15/21	850	870
ARC Properties Operating Partnership LP
3.00%, 02/06/19	2,310	2,331
Crown Castle International Corp.
2.25%, 09/01/21	675	667
5.25%, 01/15/23	1,575	1,746
3.20%, 09/01/24	825	820
3.65%, 09/01/27	1,650	1,649
Education Realty Operating Partnership LP
4.60%, 12/01/24	1,775	1,826
ERP Operating LP
4.63%, 12/15/21	1,538	1,663
MPT Operating Partnership LP
5.00%, 10/15/27	1,030	1,057
National Retail Properties Inc.
3.60%, 12/15/26	1,250	1,237
Select Income REIT
2.85%, 02/01/18	325	326
VEREIT Operating Partnership LP
4.13%, 06/01/21	1,125	1,176
4.88%, 06/01/26	350	375
		18,641
Telecommunication Services 3.4%
America Movil SAB de CV
6.00%, 06/09/19, MXN	9,650	516
AT&T Inc.
2.80%, 02/17/21	425	429
3.20%, 03/01/22	2,175	2,215
3.00%, 06/30/22	2,400	2,423
3.60%, 02/17/23	1,741	1,791
4.45%, 04/01/24	800	848
3.95%, 01/15/25	625	640
3.40%, 05/15/25	4,325	4,263
4.13%, 02/17/26	125	128
3.90%, 08/14/27	2,350	2,353
Digicel Ltd.
6.75%, 03/01/23 (b)	1,550	1,521
Softbank Corp.
4.50%, 04/15/20 (b)	1,700	1,753
Telefonica Emisiones SAU
5.46%, 02/16/21	3,225	3,527
Verizon Communications Inc.
2.95%, 03/15/22	4,296	4,368
2.45%, 11/01/22 (i)	3,300	3,273
5.15%, 09/15/23	7,575	8,498
		38,546
Utilities 0.6%
Consumers Energy Co.
3.95%, 05/15/43	925	960
Duke Energy Corp.
3.15%, 08/15/27	2,150	2,129
Puget Sound Energy Inc.
6.97%, (3M US LIBOR + 2.53%), 06/01/67 (a)	1,575	1,532
Southern Co.
2.35%, 07/01/21	2,325	2,312
		6,933
Total Corporate Bonds And Notes (cost $328,164)		335,076
GOVERNMENT AND AGENCY OBLIGATIONS 56.1%
Collateralized Mortgage Obligations 1.4%
Federal Home Loan Mortgage Corp.
Series 2015-M3-DNA1, 4.54%, (1M US LIBOR + 3.30%), 10/25/27 (a) (l)	620	688

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Interest Only, Series C45-304, 3.00%, 12/15/27 (e)	666	61
Interest Only, Series N-1103, REMIC, 1156.50%, 06/15/21 (d) (e)	—	—
Interest Only, Series SD-4320, REMIC, 4.87%, (6.10% - (1M US LIBOR * 1)), 07/15/39 (a) (e) (l)	687	107
Interest Only, Series SW-3852, REMIC, 4.77%, (6.00% - (1M US LIBOR * 1)), 05/15/41 (a) (e) (l)	763	121
Interest Only, Series PS-4273, REMIC, 4.87%, (6.10% - (1M US LIBOR * 1)), 11/15/43 (a) (e) (l)	976	160
Interest Only, Series SE-4314, REMIC, 4.82%, (6.05% - (1M US LIBOR * 1)), 03/15/44 (a) (e) (l)	703	122
Interest Only, Series GS-4326, REMIC, 4.82%, (6.05% - (1M US LIBOR * 1)), 04/15/44 (a) (e) (l)	1,010	174
Interest Only, Series AS-4473, REMIC, 4.37%, (5.60% - (1M US LIBOR * 1)), 05/15/45 (a) (e) (l)	1,031	160
Interest Only, Series ST-4583, REMIC, 4.77%, (6.00% - (1M US LIBOR * 1)), 05/15/46 (a) (e) (l)	3,463	661
Federal National Mortgage Association
Series 2014-1M1-C03, 2.44%, (1M US LIBOR + 1.20%), 07/25/24 (a) (l)	26	26
Interest Only, Series 2010-LS-126, REMIC, 3.76%, (5.00% - (1M US LIBOR * 1)), 11/25/40 (a) (e) (l)	3,483	523
Series 2011-GB-52, REMIC, 5.00%, 06/25/41	985	1,081
Series 2011-DB-99, REMIC, 5.00%, 10/25/41	943	1,034
Interest Only, Series 2012-SA-5, REMIC, 4.71%, (5.95% - (1M US LIBOR * 1)), 02/25/42 (a) (e) (l)	807	138
Interest Only, Series 2013-SY-96, REMIC, 4.91%, (6.15% - (1M US LIBOR * 1)), 07/25/42 (a) (e) (l)	619	103
Interest Only, Series 2012-SB-88, REMIC, 5.43%, (6.67% - (1M US LIBOR * 1)), 07/25/42 (a) (e) (l)	544	101
Series 2012-B-153, REMIC, 7.00%, 07/25/42	535	621
Series 2012-B-111, REMIC, 7.00%, 10/25/42	140	161
Interest Only, Series 2013-SW-96, REMIC, 4.86%, (6.10% - (1M US LIBOR * 1)), 09/25/43 (a) (e) (l)	673	109
Interest Only, Series 2013-SA-121, REMIC, 4.86%, (6.10% - (1M US LIBOR * 1)), 12/25/43 (a) (e) (l)	1,489	236
Interest Only, Series 2014-MS-87, REMIC, 5.01%, (6.25% - (1M US LIBOR * 1)), 01/25/45 (a) (e) (l)	737	121
Interest Only, Series 2015-BS-86, REMIC, 4.46%, (5.70% - (1M US LIBOR * 1)), 11/25/45 (a) (e) (l)	409	58
Interest Only, Series 2015-MS-82, REMIC, 4.46%, (5.70% - (1M US LIBOR * 1)), 11/25/45 (a) (e) (l)	1,508	218
Interest Only, Series 2015-SA-81, REMIC, 4.46%, (5.70% - (1M US LIBOR * 1)), 11/25/45 (a) (e) (l)	9,828	1,402
Interest Only, Series 2015-SA-79, REMIC, 5.01%, (6.25% - (1M US LIBOR * 1)), 11/25/45 (a) (e) (l)	630	106
Interest Only, Series 2016-IP-3, REMIC, 4.00%, 02/25/46 (e)	2,002	405
Interest Only, Series 2016-SJ-1, REMIC, 4.91%, (6.15% - (1M US LIBOR * 1)), 02/25/46 (a) (e) (l)	1,552	302
Interest Only, Series 2013-SN-130, REMIC, 5.41%, (6.65% - (1M US LIBOR * 1)), 10/25/42 (a) (e) (l)	2,346	453
Interest Only, Series 2015-PS-28, REMIC, 4.36%, (5.60% - (1M US LIBOR * 1)), 08/25/44 (a) (e) (l)	3,443	511
Government National Mortgage Association
Interest Only, Series 2010-SA-31, REMIC, 4.51%, (5.75% - (1M US LIBOR * 1)), 03/20/40 (a) (e) (l)	1,010	149
	Shares/Par†	Value
Interest Only, Series 2010-S-101, REMIC, 4.76%, (6.00% - (1M US LIBOR * 1)), 08/20/40 (a) (e) (l)	1,391	225
Interest Only, Series 2013-SJ-152, REMIC, 4.91%, (6.15% - (1M US LIBOR * 1)), 05/20/41 (a) (e) (l)	952	157
Interest Only, Series 2012-MS-149, REMIC, 5.01%, (6.25% - (1M US LIBOR * 1)), 12/20/42 (a) (e) (l)	532	89
Interest Only, Series 2013-DS-103, REMIC, 4.91%, (6.15% - (1M US LIBOR * 1)), 07/20/43 (a) (e) (l)	339	56
Interest Only, Series 2013-SD-113, REMIC, 5.47%, (6.70% - (1M US LIBOR * 1)), 08/16/43 (a) (e) (l)	709	126
Interest Only, Series 2013-DS-134, REMIC, 4.86%, (6.10% - (1M US LIBOR * 1)), 09/20/43 (a) (e) (l)	368	59
Interest Only, Series 2014-SL-132, REMIC, 4.86%, (6.10% - (1M US LIBOR * 1)), 10/20/43 (a) (e) (l)	1,727	252
Interest Only, Series 2013-SG-167, REMIC, 4.91%, (6.15% - (1M US LIBOR * 1)), 11/20/43 (a) (e) (l)	317	52
Interest Only, Series 2014-SA-41, REMIC, 4.86%, (6.10% - (1M US LIBOR * 1)), 03/20/44 (a) (e) (l)	426	70
Interest Only, Series 2014-BS-133, REMIC, 4.36%, (5.60% - (1M US LIBOR * 1)), 09/20/44 (a) (e) (l)	442	62
Interest Only, Series 2015-IO-14, REMIC, 5.00%, 10/20/44 (e)	1,859	392
Interest Only, Series 2014-IB-188, REMIC, 4.00%, 12/20/44 (e)	1,110	163
Interest Only, Series 2015-SG-64, REMIC, 4.36%, (5.60% - (1M US LIBOR * 1)), 05/20/45 (a) (e) (l)	1,483	249
Interest Only, Series 2015-MS-110, REMIC, 4.47%, (5.71% - (1M US LIBOR * 1)), 08/20/45 (a) (e) (l)	2,281	331
Interest Only, Series 2015-SB-112, REMIC, 4.50%, (5.74% - (1M US LIBOR * 1)), 08/20/45 (a) (e) (l)	543	79
Interest Only, Series 2015-KI-117, REMIC, 5.00%, 08/20/45 (e)	1,542	324
Interest Only, Series 2015-SE-123, REMIC, 4.48%, (5.72% - (1M US LIBOR * 1)), 09/20/45 (a) (e) (l)	562	82
Interest Only, Series 2015-HS-126, REMIC, 4.96%, (6.20% - (1M US LIBOR * 1)), 09/20/45 (a) (e) (l)	1,351	220
Interest Only, Series 2015-SP-123, REMIC, 5.01%, (6.25% - (1M US LIBOR * 1)), 09/20/45 (a) (e) (l)	1,874	313
Interest Only, Series 2015-QS-144, REMIC, 4.46%, (5.70% - (1M US LIBOR * 1)), 10/20/45 (a) (e) (l)	444	56
Interest Only, Series 2015-SD-168, REMIC, 4.96%, (6.20% - (1M US LIBOR * 1)), 11/20/45 (a) (e) (l)	465	76
Interest Only, Series 2016-S-6, REMIC, 4.41%, (5.65% - (1M US LIBOR * 1)), 01/20/46 (a) (e) (l)	614	89
Interest Only, Series 2016-SB-6, REMIC, 4.41%, (5.65% - (1M US LIBOR * 1)), 01/20/46 (a) (e) (l)	1,332	188
Interest Only, Series 2016-SM-4, REMIC, 4.41%, (5.65% - (1M US LIBOR * 1)), 01/20/46 (a) (e) (l)	1,709	237
Interest Only, Series 2015-AS-57, REMIC, 4.36%, (5.60% - (1M US LIBOR * 1)), 04/20/45 (a) (e) (l)	2,864	403
Interest Only, Series 2016-IA-27, REMIC, 4.00%, 06/20/45 (e)	1,132	157
Interest Only, Series 2015-IM-111, REMIC, 4.00%, 08/20/45 (e)	1,750	276
Interest Only, Series 2017-AI-38, REMIC, 4.00%, 03/20/46 (e)	1,913	272
Interest Only, Series 2016-DI-138, REMIC, 4.00%, 10/20/46 (e)	110	18
		15,185

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Mortgage-Backed Securities 25.8%
Federal Home Loan Mortgage Corp.
5.50%, 04/01/28 - 08/01/38	807	902
3.76%, (12M US LIBOR +/- MBS spread), 01/01/37 (a) (m)	366	388
6.00%, 08/01/37 - 05/01/40	724	822
6.50%, 01/01/38 - 12/01/38	790	928
7.00%, 02/01/39	510	594
5.00%, 03/01/26 - 06/01/41	1,679	1,840
4.50%, 11/01/40	4	4
4.00%, 06/01/40 - 07/01/45	600	636
3.00%, 03/01/32 - 03/01/43	2,919	2,952
3.50%, 04/01/43 - 06/01/46	16,061	16,665
Federal National Mortgage Association
6.50%, 02/01/19	—	—
8.00%, 04/01/30 - 01/01/31	15	19
5.50%, 09/01/23 - 11/01/39	617	655
2.73%, (12M US Federal Reserve Cumulative Average CMT +/- MBS spread), 11/01/35 (a) (m)	19	20
3.00%, (12M US Federal Reserve Cumulative Average CMT +/- MBS spread), 05/01/36 (a) (m)	163	170
3.16%, (12M US Federal Reserve Cumulative Average CMT +/- MBS spread), 05/01/36 (a) (m)	146	153
3.22%, (12M US Federal Reserve Cumulative Average CMT +/- MBS spread), 08/01/36 (a) (m)	146	153
3.10%, (12M US Federal Reserve Cumulative Average CMT +/- MBS spread), 09/01/36 (a) (m)	112	117
6.00%, 01/01/24 - 08/01/39	1,043	1,186
4.50%, 08/01/18 - 08/01/41	2,280	2,465
7.00%, 07/01/32 - 03/01/39	285	331
4.00%, 08/01/39 - 11/01/45	1,008	1,062
3.00%, 11/01/42 - 07/01/43	3,598	3,638
5.00%, 03/01/18 - 12/01/44	1,958	2,136
4.50%, 04/01/45 - 05/01/45	6,821	7,465
3.50%, 11/01/41 - 06/01/46	4,253	4,414
TBA, 3.50%, 10/15/47 (n)	12,000	12,365
TBA, 4.00%, 10/15/47 (n)	92,000	96,826
TBA, 5.00%, 10/15/47 (n)	1,000	1,091
Government National Mortgage Association
6.00%, 06/15/34 - 11/15/38	60	69
5.00%, 06/15/40 - 05/15/41	833	919
4.00%, 02/20/41 - 11/20/44	2,459	2,609
4.00%, 11/20/40 - 09/20/47	119,801	126,776
		290,370
Municipal 1.5%
American Municipal Power Inc.
6.27%, 02/15/50	875	1,151
Commonwealth of Puerto Rico
0.00%, 07/01/26 - 07/01/41 (d) (e) (g) (h)	1,635	779
Northstar Education Finance Inc.
insured by Guaranteed Student Loans, 2.57%, 04/01/42 (a) (o)	650	614
insured by Guaranteed Student Loans, 3.13%, 04/01/42 (a) (o)	2,300	2,174
insured by Guaranteed Student Loans, 3.17%, 04/01/42 (a) (o)	700	662
Port Authority of New York & New Jersey
4.81%, 10/15/65	900	1,048
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	195	146
5.00%, 07/01/33	105	75
5.75%, 07/01/37	30	22
6.00%, 07/01/38 - 07/01/47	115	86
Puerto Rico Sales Tax Financing Corp.
0.00%, 08/01/27 - 08/01/43 (d) (e) (g) (h)	6,800	1,340
State of California
7.95%, 03/01/36	1,290	1,454
7.63%, 03/01/40	2,390	3,662
State of Illinois
5.10%, 06/01/33	2,535	2,564
	Shares/Par†	Value
6.63%, 02/01/35	310	348
7.35%, 07/01/35	610	700
		16,825
Sovereign 4.1%
Argentina Republic Government International Bond
5.00%, 01/15/27, EUR	3,990	4,653
Bolivarian Republic of Venezuela
9.25%, 05/07/28 (d) (e)	730	251
Dominican Republic Bond
11.38%, 07/06/29, DOP	300	7
Dominican Republic International Bond
10.38%, 03/04/22, DOP	400	9
14.50%, 02/10/23, DOP	600	15
6.88%, 01/29/26 (b)	1,000	1,139
8.63%, 04/20/27 (i)	396	477
7.45%, 04/30/44 (b)	180	214
Ecuador Government International Bond
9.65%, 12/13/26	760	798
9.63%, 06/02/27 (b)	410	431
9.63%, 06/02/27	670	704
Hashemite Kingdom of Jordan Government Bond
2.50%, 10/30/20	5,000	5,090
Indonesia Government International Bond
2.15%, 07/18/24, EUR (b)	450	548
3.85%, 07/18/27 (b) (i)	1,480	1,520
3.75%, 06/14/28, EUR	1,130	1,490
Inter-American Development Bank
1.00%, 02/27/18	1,700	1,694
7.00%, 06/15/25	1,500	1,932
6.75%, 07/15/27	1,200	1,531
Israel Government AID Bond
5.50%, 09/18/23 - 04/26/24	5,500	6,509
Kreditanstalt fur Wiederaufbau
1.13%, 08/06/18	9,600	9,564
Mexico Bonos
6.50%, 06/10/21 - 06/09/22, MXN	23,460	1,278
8.00%, 12/07/23 - 11/07/47, MXN	3,537	207
Petroleos de Venezuela SA
6.00%, 10/28/22 (d) (e)	9,760	2,737
Petroleos Mexicanos
5.13%, 03/15/23, EUR	230	311
Republic of Honduras
8.75%, 12/16/20 (b)	370	422
South Africa Government Bond
7.75%, 02/28/23, ZAR	16,650	1,222
8.50%, 01/31/37, ZAR	9,400	626
8.75%, 01/31/44, ZAR	13,660	911
Venezuela Government International Bond
6.00%, 12/09/20 (d) (e)	240	92
		46,382
Treasury Inflation Indexed Securities 2.7%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/18 (p) (q)	15,778	15,783
0.13%, 04/15/19 - 04/15/20 (q)	8,079	8,114
0.63%, 01/15/24 (q)	2,350	2,398
0.25%, 01/15/25 (q)	1,602	1,585
2.50%, 01/15/29 (q)	1,140	1,375
0.88%, 02/15/47 (q)	1,075	1,058
		30,313
U.S. Government Agency Obligations 2.2%
Federal Home Loan Bank
2.88%, 06/13/25 (r)	6,650	6,878
Federal National Mortgage Association
1.88%, 09/24/26 (r)	8,900	8,463
6.25%, 05/15/29 (r)	2,600	3,508
6.63%, 11/15/30 (r)	900	1,277
Tennessee Valley Authority
3.88%, 02/15/21 (r)	3,700	3,953
		24,079
U.S. Treasury Securities 18.4%
U.S. Treasury Bond
0.00%, 11/15/35 (s)	10,900	6,580
Interest Only, 0.00%, 11/15/37 (s)	7,800	4,403

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
3.63%, 02/15/44 (p)	12,820	14,725
3.13%, 08/15/44	6,470	6,823
3.00%, 11/15/44 - 11/15/45	24,240	24,944
2.88%, 08/15/45 (p)	3,500	3,514
2.88%, 11/15/46 (p)	32,170	32,260
U.S. Treasury Note
1.63%, 07/31/20 (p)	430	430
1.38%, 04/30/21 (p)	30	30
1.88%, 09/30/22	16,630	16,583
2.13%, 07/31/24 - 09/30/24	69,970	69,819
2.25%, 11/15/25	26,660	26,648
		206,759
Total Government And Agency Obligations (cost $628,077)		629,913
PREFERRED STOCKS 0.1%
Financials 0.1%
Delphi Financial Group Inc., 4.51%, 05/15/37	51	1,080
Total Preferred Stocks (cost $1,144)		1,080
OTHER EQUITY INTERESTS 0.0%
Maquinaria Especializada MXO S.A.P.I. de C.V. (c) (d) (e) (g) (t)	290	—
Total Other Equity Interests (cost $0)		—
CREDIT LINKED STRUCTURED NOTES 0.6%
Citigroup Global Markets Holdings Inc. Credit Linked Note
(Egypt Treasury Bill, 0.00%, 11/07/17, Moody's Rating N/A), EGP (d) (e) (s)	12,150	675
(Egypt Treasury Bill, 0.00%, 05/08/18, Moody's Rating N/A), EGP (d) (e) (s)	24,300	1,236
(Arab Republic of Egypt, Moody's rating B3), EGP (d) (e)	47,620	2,509
HSBC Bank Plc Credit Linked Note
(Egypt Treasury Bill, 0.00%, 06/05/18, Moody's rating N/A), EGP (d) (e) (s)	9,200	465
JPMorgan Chase & Co. Credit Linked Note
(Egypt Treasury Bill, 0.00%, 07/24/18, Moody's rating N/A), EGP (d) (e) (s)	13,700	691
JPMorgan Chase Bank NA Credit Linked Note
(Egypt Treasury Bill, 0.00%, 05/08/18, Moody's Rating N/A), EGP (d) (e) (s)	6,875	347
(Egypt Treasury Bill, 0.00%, 02/13/18, Moody's rating N/A), EGP (d) (e) (s)	15,575	823
Total Credit Linked Structured Notes (cost $6,634)		6,746
COMMON STOCKS 0.0%
Consumer Discretionary 0.0%
Home Interior Gift Inc. (c) (g)	491	—
Total Common Stocks (cost $184)		—
SHORT TERM INVESTMENTS 3.5%
Investment Companies 2.8%
JNL Government Money Market Fund - Institutional Class, 0.89% (u) (v)	31,400	31,400
Securities Lending Collateral 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (v)	4,194	4,194
Treasury Securities 0.3%
Brazil Letras do Tesouro Nacional
0.00%, 10/01/19, BRL	14,732	4,004
Total Short Term Investments (cost $39,531)		39,598
Total Investments 106.8% (cost $1,189,293)		1,200,580
Total Forward Sales Commitments (2.5)% (proceeds $28,108)		(28,016)
Total Purchased Options 0.1% (cost $1,252)		1,053
Other Derivative Instruments (0.1)%		(1,410)
Other Assets and Liabilities, Net (4.3)%		(48,469)
Total Net Assets 100.0%		$1,123,738

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $215,978 and 19.2%, respectively.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Non-income producing security.

(h) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(i) All or portion of the security was on loan.

(j) Perpetual security.

(k) Convertible security.

(l) The variable rate for this government and agency collateralized mortgage obligation is determined based on the tranches of the underlying mortgage-backed security pools' cash flows into securities which have varying coupon and principle payback profiles. Tranches pay an interest rate determined by a formula set forth in the security’s offering documents. The variable interest rate may reset periodically and is generally tied to a major market reference rate. The variable rate can also be affected by the current weighted average coupon.

(m) The variable rate for this government and agency mortgage-backed security (“MBS”) is determined by a formula in the security's offering documents. The rate is affected by the MBS pass-through rate which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

(n) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2017, the total payable for investments purchased on a delayed delivery basis was $110,474.

(o) The reference rate and spread for the variable rate for this municipal security is determined by the remarketing agent, issuer, or offering documents and is affected by current market conditions and may not be published.

(p) All or a portion of the security is pledged or segregated as collateral.

(q) Treasury inflation indexed note, par amount is adjusted for inflation.

(r) The security is a direct debt of the agency and not collateralized by mortgages.

(s) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(t) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

	Shares/Par†	Value
FORWARD SALES COMMITMENTS (2.5%)
GOVERNMENT AND AGENCY OBLIGATIONS (2.5%)
Mortgage-Backed Securities (2.5%)
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 10/15/47 (a)	(12,000)	$(12,371)
Federal National Mortgage Association
TBA, 3.00%, 10/15/47 (a)	(3,000)	(3,008)
	Shares/Par†	Value
Government National Mortgage Association
TBA, 4.00%, 10/15/47 (a)	(12,000)	(12,637)
Total Government And Agency Obligations (proceeds $28,108)		(28,016)
Total Forward Sales Commitments (2.5%) (proceeds $28,108)		$(28,016)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2017, the total proceeds for investments sold on a delayed delivery basis was $28,108.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Bolivarian Republic of Venezuela, 9.25%, 05/07/28	07/27/17	$297	$251	—%
Citigroup Global Markets Holdings Inc. Credit Linked Note - Egypt Treasury Bill, 0.00%, 11/07/17, Moody's Rating N/A	08/08/17	670	675	0.1
Citigroup Global Markets Holdings Inc. Credit Linked Note - Egypt Treasury Bill, 0.00%, 05/08/18, Moody's Rating N/A	08/08/17	1,230	1,236	0.1
Citigroup Global Markets Holdings Inc. Credit Linked Note - Arab Republic of Egypt, Moody's rating B3	05/01/17	1,575	1,601	0.2
Citigroup Global Markets Holdings Inc. Credit Linked Note - Arab Republic of Egypt, Moody's rating B3	05/01/17	889	908	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/26	05/13/14	137	77	—
Commonwealth of Puerto Rico, 0.00%, 07/01/31	05/13/14	7	5	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/08/14	8	5	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/06/14	8	5	—
Commonwealth of Puerto Rico, 0.00%, 07/01/33	09/09/14	111	64	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/13/14	7	5	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/08/14	8	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/35	03/11/14	745	444	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/36	05/07/14	8	5	—
Commonwealth of Puerto Rico, 0.00%, 07/01/38	04/02/14	11	7	—
Commonwealth of Puerto Rico, 0.00%, 07/01/39	03/27/14	179	122	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	05/05/14	11	7	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	03/25/14	44	29	—
Credit Suisse European Mortgage Capital Ltd., Series 2015-A-1HWA, 2.42%, 04/20/20	05/28/15	2,345	2,583	0.2
Federal Home Loan Mortgage Corp., Series N-1103 REMIC - Interest Only, 1156.50%, 06/15/21	02/29/00	—	—	—
Federal Home Loan Mortgage Corp., Series C45-304 - Interest Only, 3.00%, 12/15/27	04/10/13	57	61	—
Federal Home Loan Mortgage Corp., Series SD-4320 REMIC - Interest Only, 4.87%, 07/15/39	12/22/15	119	107	—
Federal Home Loan Mortgage Corp., Series SW-3852 REMIC - Interest Only, 4.77%, 05/15/41	07/15/16	133	121	—
Federal Home Loan Mortgage Corp., Series PS-4273 REMIC - Interest Only, 4.87%, 11/15/43	11/27/13	116	160	—
Federal Home Loan Mortgage Corp., Series SE-4314 REMIC - Interest Only, 4.82%, 03/15/44	09/28/16	126	122	—
Federal Home Loan Mortgage Corp., Series GS-4326 REMIC - Interest Only, 4.82%, 04/15/44	05/09/16	190	174	—
Federal Home Loan Mortgage Corp., Series AS-4473 REMIC - Interest Only, 4.37%, 05/15/45	05/17/16	179	160	—
Federal Home Loan Mortgage Corp., Series ST-4583 REMIC - Interest Only, 4.77%, 05/15/46	09/15/16	696	661	0.1
Federal National Mortgage Association, Series 2010-LS-126 REMIC - Interest Only, 3.76%, 11/25/40	09/28/12	(11)	523	0.1
Federal National Mortgage Association, Series 2012-SA-5 REMIC - Interest Only, 4.71%, 02/25/42	07/14/16	149	138	—
Federal National Mortgage Association, Series 2013-SY-96 REMIC - Interest Only, 4.91%, 07/25/42	01/28/16	112	103	—
Federal National Mortgage Association, Series 2012-SB-88 REMIC - Interest Only, 5.43%, 07/25/42	06/06/16	112	101	—
Federal National Mortgage Association, Series 2013-SN-130 REMIC - Interest Only, 5.41%, 10/25/42	10/27/16	493	453	0.1
Federal National Mortgage Association, Series 2013-SW-96 REMIC - Interest Only, 4.86%, 09/25/43	09/24/15	120	109	—
Federal National Mortgage Association, Series 2013-SA-121 REMIC - Interest Only, 4.86%, 12/25/43	10/02/15	265	236	—
Federal National Mortgage Association, Series 2015-PS-28 REMIC - Interest Only, 4.36%, 08/25/44	05/11/17	528	511	0.1
Federal National Mortgage Association, Series 2014-MS-87 REMIC - Interest Only, 5.01%, 01/25/45	10/09/15	132	121	—
Federal National Mortgage Association, Series 2015-BS-86 REMIC - Interest Only, 4.46%, 11/25/45	10/29/15	62	58	—
Federal National Mortgage Association, Series 2015-MS-82 REMIC - Interest Only, 4.46%, 11/25/45	10/29/15	239	218	—
Federal National Mortgage Association, Series 2015-SA-81 REMIC - Interest Only, 4.46%, 11/25/45	10/29/15	1,487	1,402	0.1
Federal National Mortgage Association, Series 2015-SA-79 REMIC - Interest Only, 5.01%, 11/25/45	10/29/15	110	106	—
Federal National Mortgage Association, Series 2016-IP-3 REMIC - Interest Only, 4.00%, 02/25/46	07/11/16	305	405	0.1
Federal National Mortgage Association, Series 2016-SJ-1 REMIC - Interest Only, 4.91%, 02/25/46	05/24/16	308	302	—
Government National Mortgage Association, Series 2010-SA-31 REMIC - Interest Only, 4.51%, 03/20/40	09/30/15	176	149	—
Government National Mortgage Association, Series 2010-S-101 REMIC - Interest Only, 4.76%, 08/20/40	01/06/16	262	225	—
Government National Mortgage Association, Series 2013-SJ-152 REMIC - Interest Only, 4.91%, 05/20/41	01/15/16	181	157	—
Government National Mortgage Association, Series 2012-MS-149 REMIC - Interest Only, 5.01%, 12/20/42	12/11/15	102	89	—
Government National Mortgage Association, Series 2013-DS-103 REMIC - Interest Only, 4.91%, 07/20/43	10/19/15	64	56	—
Government National Mortgage Association, Series 2013-SD-113 REMIC - Interest Only, 5.47%, 08/16/43	11/14/13	110	126	—
Government National Mortgage Association, Series 2013-DS-134 REMIC - Interest Only, 4.86%, 09/20/43	10/15/15	67	59	—
Government National Mortgage Association, Series 2014-SL-132 REMIC - Interest Only, 4.86%, 10/20/43	05/04/16	264	252	—
Government National Mortgage Association, Series 2013-SG-167 REMIC - Interest Only, 4.91%, 11/20/43	12/11/15	61	52	—
Government National Mortgage Association, Series 2014-SA-41 REMIC - Interest Only, 4.86%, 03/20/44	10/15/15	74	70	—
Government National Mortgage Association, Series 2014-BS-133 REMIC - Interest Only, 4.36%, 09/20/44	10/22/15	72	62	—
Government National Mortgage Association, Series 2015-IO-14 REMIC - Interest Only, 5.00%, 10/20/44	03/07/16	363	392	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Restricted Securities (continued)
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Government National Mortgage Association, Series 2014-IB-188 REMIC - Interest Only, 4.00%, 12/20/44	09/14/16	141	163	—
Government National Mortgage Association, Series 2015-AS-57 REMIC - Interest Only, 4.36%, 04/20/45	10/25/16	443	403	0.1
Government National Mortgage Association, Series 2015-SG-64 REMIC - Interest Only, 4.36%, 05/20/45	07/27/16	241	249	—
Government National Mortgage Association, Series 2016-IA-27 REMIC - Interest Only, 4.00%, 06/20/45	12/22/16	130	157	—
Government National Mortgage Association, Series 2015-IM-111 REMIC - Interest Only, 4.00%, 08/20/45	10/26/16	241	276	—
Government National Mortgage Association, Series 2015-MS-110 REMIC - Interest Only, 4.47%, 08/20/45	10/07/15	412	331	—
Government National Mortgage Association, Series 2015-SB-112 REMIC - Interest Only, 4.50%, 08/20/45	08/27/15	105	79	—
Government National Mortgage Association, Series 2015-KI-117 REMIC - Interest Only, 5.00%, 08/20/45	03/04/16	305	324	—
Government National Mortgage Association, Series 2015-SE-123 REMIC - Interest Only, 4.48%, 09/20/45	10/20/15	105	82	—
Government National Mortgage Association, Series 2015-HS-126 REMIC - Interest Only, 4.96%, 09/20/45	09/01/15	300	220	—
Government National Mortgage Association, Series 2015-SP-123 REMIC - Interest Only, 5.01%, 09/20/45	07/07/16	332	313	—
Government National Mortgage Association, Series 2015-QS-144 REMIC - Interest Only, 4.46%, 10/20/45	11/18/15	88	56	—
Government National Mortgage Association, Series 2015-SD-168 REMIC - Interest Only, 4.96%, 11/20/45	12/01/15	80	76	—
Government National Mortgage Association, Series 2016-S-6 REMIC - Interest Only, 4.41%, 01/20/46	01/29/16	102	89	—
Government National Mortgage Association, Series 2016-SM-4 REMIC - Interest Only, 4.41%, 01/20/46	01/29/16	273	237	—
Government National Mortgage Association, Series 2016-SB-6 REMIC - Interest Only, 4.41%, 01/20/46	01/29/16	212	188	—
Government National Mortgage Association, Series 2017-AI-38 REMIC - Interest Only, 4.00%, 03/20/46	02/22/17	291	272	—
Government National Mortgage Association, Series 2016-DI-138 REMIC - Interest Only, 4.00%, 10/20/46	10/28/16	15	18	—
HSBC Bank Plc Credit Linked Note - Egypt Treasury Bill, 0.00%, 06/05/18, Moody's rating N/A	09/12/17	465	465	0.1
Impac CMB Trust, Series 2004-2A-10 REMIC, 1.88%, 03/25/35	11/02/06	55	50	—
JPMorgan Chase & Co. Credit Linked Note - Egypt Treasury Bill, 0.00%, 07/24/18, Moody's rating N/A	07/28/17	658	691	0.1
JPMorgan Chase Bank NA Credit Linked Note - Egypt Treasury Bill, 0.00%, 05/08/18, Moody's Rating N/A	05/17/17	342	347	0.1
JPMorgan Chase Bank NA Credit Linked Note - Egypt Treasury Bill, 0.00%, 02/13/18, Moody's rating N/A	05/16/17	805	823	0.1
Macquarie Bank Ltd., 6.63%, 04/07/21	10/27/14	366	376	0.1
Maquinaria Especializada MXO S.A.P.I. de C.V.	12/29/15	—	—	—
Maquinaria Especializada MXO S.A.P.I. de C.V., 0.00%, 04/13/21	12/29/15	244	—	—
Petroleos de Venezuela SA, 6.00%, 10/28/22	05/16/17	3,202	2,737	0.3
Petroleos de Venezuela SA, 5.38%, 04/12/27	07/31/17	316	306	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/27	02/19/14	12	3	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/28	02/19/14	140	38	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/32	09/04/14	202	60	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/33	02/21/14	45	13	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/33	08/29/14	5	1	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/34	09/04/14	85	23	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/35	09/22/14	8	2	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/35	05/16/14	4	1	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/19/14	755	251	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/19/14	244	62	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	05/16/14	9	2	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	07/09/14	20	6	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	05/16/14	6	2	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	12	3	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	321	144	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	228	66	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/41	05/09/14	962	313	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/42	05/20/14	138	42	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/42	05/09/14	793	216	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/43	05/15/14	162	50	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/43	05/14/14	145	42	—
Venezuela Government International Bond, 6.00%, 12/09/20	07/27/17	102	92	—
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2A3-AR8 REMIC, 3.41%, 04/25/36	04/27/06	47	48	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Restricted Securities (continued)
Initial Acquisition	Cost	Ending Value	Percent of Net Assets
	$30,827	$26,882	2.4%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	(290)	December 2018		(71,122)	$22	$(26)
Euro-BTP	(49)	December 2017	EUR	(6,625)	—	14
Euro-Bund	42	December 2017	EUR	6,804	10	(50)
U.S. Treasury Long Bond	176	December 2017		27,296	6	(401)
U.S. Treasury Note, 10-Year	489	December 2017		61,956	(115)	(678)
U.S. Treasury Note, 2-Year	328	January 2018		70,950	(41)	(199)
U.S. Treasury Note, 5-Year	(81)	December 2017		(9,624)	13	106
Ultra 10-Year U.S. Treasury Note	(9)	December 2017		(1,223)	2	14
Ultra Long Term U.S. Treasury Bond	(64)	December 2017		(10,751)	(26)	183
					$(129)	$(1,037)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Canada Bankers Acceptance, pays semi-annually	Receiving	2.54%	07/18/48	CAD	2,230	$1	$17
3-Month Canada Bankers Acceptance, pays semi-annually	Paying	1.25%	12/20/19	CAD	40,320	(1)	10
3-Month Canada Bankers Acceptance, pays semi-annually	Paying	2.03%	07/18/22	CAD	14,930	1	(2)
3-Month Canada Bankers Acceptance, pays semi-annually	Paying	1.75%	12/20/22	CAD	17,310	1	2
3-Month Canada Bankers Acceptance, pays semi-annually	Paying	2.50%	09/21/27	CAD	14,980	(13)	(52)
3-Month Canada Bankers Acceptance, pays semi-annually	Paying	2.00%	12/20/27	CAD	21,640	(19)	(128)
3-Month Canada Bankers Acceptance, pays semi-annually	Paying	2.50%	12/21/27	CAD	18,340	(17)	(44)
3-Month LIBOR, pays quarterly	Receiving	1.83%	05/11/19		38,090	11	—
3-Month LIBOR, pays quarterly	Receiving	2.00%	12/20/19		43,560	24	100
3-Month LIBOR, pays quarterly	Receiving	2.25%	12/20/22		26,690	37	181
3-Month LIBOR, pays quarterly	Receiving	2.14%	07/03/23		8,700	12	(26)
3-Month LIBOR, pays quarterly	Receiving	2.50%	09/21/27		12,070	(3)	50
3-Month LIBOR, pays quarterly	Receiving	2.50%	12/20/27		9,340	10	166
3-Month LIBOR, pays quarterly	Receiving	2.75%	12/21/27		19,010	(6)	20
3-Month LIBOR, pays quarterly	Receiving	2.35%	08/06/28		11,780	11	59
3-Month LIBOR, pays quarterly	Receiving	2.75%	06/16/37		5,140	(10)	3
3-Month LIBOR, pays quarterly	Receiving	2.50%	06/17/47		4,910	(11)	28
3-Month LIBOR, pays quarterly	Receiving	2.56%	07/03/48		13,600	(45)	(28)
3-Month LIBOR, pays semi-annually	Paying	2.07%	08/06/23		20,880	(28)	(98)
3-Month LIBOR, pays semi-annually	Paying	2.40%	08/31/27		6,050	1	(41)
3-Month LIBOR, pays semi-annually	Paying	2.38%	07/03/28		32,810	(32)	64
3-Month New Zealand Bank Bill Forward Rate Agreement, pays quarterly	Receiving	4.00%	12/21/27	NZD	4,540	1	18
3-Month Stockholm Interbank Offered Rate, pays annually	Paying	0.05%	06/15/18	SEK	172,120	1	(90)
3-Month Stockholm Interbank Offered Rate, pays annually	Paying	-0.33%	09/15/18	SEK	230,450	3	16
3-Month Stockholm Interbank Offered Rate, pays annually	Paying	-0.10%	06/29/19	SEK	278,870	12	5
3-Month Stockholm Interbank Offered Rate, pays annually	Paying	0.50%	12/20/22	SEK	175,000	38	(77)
6-Month Australian Bank Bill Short Term Rate, pays semi-annually	Receiving	2.50%	12/20/22	AUD	14,270	(17)	98
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.25%	12/20/27	JPY	882,990	(5)	22
6-Month Euribor, pays semi-annually	Receiving	1.50%	08/31/27	EUR	5,300	(7)	30
6-Month Euribor, pays annually	Paying	0.25%	12/20/22	EUR	19,230	12	(59)
6-Month Euribor, pays annually	Paying	1.33%	01/12/27	EUR	15,360	19	42
6-Month Euribor, pays annually	Paying	1.75%	06/15/27	EUR	10,310	13	63

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
6-Month Euribor, pays annually	Paying	1.00%	12/20/27	EUR	17,520	33	(225)
6-Month Euribor, pays annually	Paying	2.00%	06/16/37	EUR	2,630	8	(46)
6-Month GBP LIBOR, pays semi-annually	Receiving	1.25%	12/20/27	GBP	8,830	(18)	375
6-Month GBP LIBOR, pays semi-annually	Receiving	1.94%	01/11/32	GBP	11,310	(10)	(68)
6-Month GBP LIBOR, pays semi-annually	Receiving	1.50%	12/20/32	GBP	7,310	(21)	342
6-Month GBP LIBOR, pays semi-annually	Receiving	1.75%	03/17/37	GBP	16,770	(24)	314
6-Month GBP LIBOR, pays semi-annually	Receiving	1.50%	12/20/47	GBP	1,720	(7)	121
6-Month GBP LIBOR, pays semi-annually	Paying	1.60%	03/16/27	GBP	23,230	29	(251)
6-Month GBP LIBOR, pays semi-annually	Paying	2.00%	12/21/27	GBP	2,140	3	2
6-Month Norway Interbank Offered Rate, pays annually	Paying	1.00%	09/20/19	NOK	87,140	1	10
6-Month Swiss Franc LIBOR, pays annually	Paying	-0.55%	03/29/19	CHF	55,090	(1)	(5)
6-Month Swiss Franc LIBOR, pays annually	Paying	1.00%	12/21/27	CHF	2,970	4	(21)
Canadian Overnight Repo Rate Average, pays annually	Paying	0.83%	10/25/17	CAD	205,290	—	(22)
Mexican Interbank Rate, pays monthly	Paying	6.75%	12/14/22	MXN	62,525	1	(4)
Sterling Overnight Index Average Rate, pays annually	Paying	0.30%	12/14/17	GBP	513,680	(2)	(100)
						$(10)	$771

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
CDX.EM.27, pays quarterly	1.00%	06/20/22	13,100	$412	$(7)	$(130)
CDX.EM.28, pays quarterly	1.00	12/20/22	12,570	505	(8)	(22)
CDX.NA.IG.28, pays quarterly	1.00	06/20/22	31,420	(666)	(13)	(66)
iTraxx Europe Series 27, pays quarterly	1.00	06/20/22	25,280	(730)	(16)	(88)
				$(479)	$(44)	$(306)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
Eurodollar 1-Year Mid-Curve Future	Put	98.00	06/15/18	273	$106
					$106

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Interest Rate Swaptions
3-Month LIBOR	BOA	Call	2.02%	01/29/18	18,600,000	$143
3-Month LIBOR	CIT	Call	2.27	01/22/18	10,600,000	159
3-Month LIBOR	CIT	Call	2.54	01/24/18	6,900,000	37
3-Month LIBOR	JPM	Call	2.05	01/24/18	6,900,000	201
3-Month LIBOR	BOA	Put	2.02	01/29/18	18,600,000	97
3-Month LIBOR	CIT	Put	2.54	01/24/18	6,900,000	171
3-Month LIBOR	CIT	Put	2.27	01/22/18	10,600,000	110
3-Month LIBOR	JPM	Put	2.05	01/24/18	6,900,000	29
						$947

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ARS/USD	BNP	10/05/17	ARS	12,979	$749	$11
ARS/USD	BNP	10/06/17	ARS	10,992	634	6
ARS/USD	RBS	10/06/17	ARS	8,282	478	4
ARS/USD	BNP	10/10/17	ARS	5,552	319	12
ARS/USD	CIT	10/10/17	ARS	17,797	1,024	27
ARS/USD	DUB	10/10/17	ARS	3,634	209	11
ARS/USD	BNP	10/11/17	ARS	4,728	272	1
ARS/USD	BNP	10/12/17	ARS	2,336	134	1
ARS/USD	BNP	10/23/17	ARS	3,511	201	9
ARS/USD	JPM	10/23/17	ARS	17,734	1,013	13
ARS/USD	WBC	10/25/17	ARS	11,696	667	1
ARS/USD	MSC	10/30/17	ARS	9,046	515	9
ARS/USD	BNP	11/01/17	ARS	16,978	965	20
ARS/USD	CIT	11/07/17	ARS	11,688	662	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ARS/USD	BNP	11/08/17	ARS	11,917	675	3
ARS/USD	BNP	11/13/17	ARS	3,609	204	1
ARS/USD	MSC	11/13/17	ARS	17,447	985	4
ARS/USD	BNP	11/17/17	ARS	8,332	469	2
ARS/USD	RBS	11/21/17	ARS	16,423	923	(11)
ARS/USD	WBC	11/21/17	ARS	15,404	866	(8)
ARS/USD	CIT	11/24/17	ARS	7,151	401	5
ARS/USD	WBC	11/24/17	ARS	3,175	178	—
AUD/USD	MSC	11/08/17	AUD	3,055	2,395	(49)
AUD/USD	ANZ	12/20/17	AUD	1,175	921	(22)
AUD/USD	CIT	12/20/17	AUD	925	725	(8)
AUD/USD	JPM	12/20/17	AUD	369	289	(5)
AUD/USD	MSC	12/20/17	AUD	4,810	3,770	(20)
AUD/USD	MSC	12/20/17	AUD	3,318	2,600	4
AUD/USD	RBS	12/20/17	AUD	1,650	1,293	(28)
AUD/USD	SCB	12/20/17	AUD	916	718	(17)
AUD/USD	SSB	12/20/17	AUD	923	723	(9)
AUD/USD	UBS	12/20/17	AUD	1,693	1,327	(19)
AUD/NZD	CIT	12/20/17	NZD	(1,009)	(728)	(9)
BRL/USD	BOA	10/03/17	BRL	9,320	2,942	(32)
BRL/USD	DUB	10/03/17	BRL	5,299	1,673	(14)
BRL/USD	HSB	10/03/17	BRL	2,434	768	(7)
BRL/USD	HSB	10/03/17	BRL	12,298	3,883	15
BRL/USD	JPM	10/03/17	BRL	1,507	476	(4)
BRL/USD	JPM	10/03/17	BRL	11,526	3,639	26
BRL/USD	MSC	10/03/17	BRL	6,929	2,188	(18)
BRL/USD	MSC	10/03/17	BRL	8,764	2,767	4
BRL/USD	MSC	11/03/17	BRL	31,995	10,057	77
BRL/USD	MSC	12/04/17	BRL	4,504	1,410	—
CAD/AUD	BOA	12/20/17	AUD	(365)	(286)	3
CAD/USD	WBC	11/06/17	CAD	2,159	1,731	(43)
CAD/USD	CIT	12/20/17	CAD	384	308	(5)
CAD/USD	DUB	12/20/17	CAD	1,269	1,017	(10)
CAD/USD	JPM	12/20/17	CAD	8,332	6,681	(178)
CAD/USD	MSC	12/20/17	CAD	1,683	1,349	(16)
CAD/USD	MSC	12/20/17	CAD	1,306	1,048	—
CAD/USD	UBS	12/20/17	CAD	380	305	(4)
CAD/USD	WBC	12/20/17	CAD	899	721	(12)
CHF/EUR	CIT	12/20/17	EUR	(1,850)	(2,196)	10
CHF/EUR	CSI	12/20/17	EUR	(614)	(729)	11
CHF/EUR	UBS	12/20/17	EUR	(1,243)	(1,476)	8
CNH/USD	DUB	12/20/17	CNH	9,381	1,404	(26)
CNH/USD	HSB	12/20/17	CNH	6,797	1,017	(15)
CNH/USD	JPM	12/20/17	CNH	9,702	1,452	(14)
CNH/USD	MSC	12/20/17	CNH	9,742	1,458	(9)
CNH/USD	MSC	12/20/17	CNH	18,763	2,809	6
CNY/USD	HSB	10/26/17	CNY	6,249	940	(9)
CNY/USD	MSC	10/26/17	CNY	3,571	537	(4)
CNY/USD	SCB	12/14/17	CNY	11,139	1,671	(10)
COP/USD	JPM	10/25/17	COP	4,602,144	1,562	(20)
CZK/EUR	BOA	10/03/17	EUR	(688)	(813)	29
CZK/EUR	JPM	10/03/17	EUR	(1,392)	(1,645)	33
CZK/EUR	JPM	11/09/17	EUR	(1,344)	(1,592)	44
CZK/EUR	CIT	11/21/17	EUR	(1,691)	(2,004)	59
CZK/EUR	MSC	11/21/17	EUR	(707)	(838)	25
CZK/EUR	MSC	11/22/17	EUR	(2,838)	(3,362)	29
CZK/EUR	BNP	12/20/17	EUR	(3,351)	(3,978)	10
CZK/EUR	JPM	12/20/17	EUR	(6,587)	(7,820)	17
CZK/EUR	JPM	01/03/18	EUR	(2,878)	(3,420)	96
EUR/CHF	CIT	12/20/17	CHF	(1,415)	(1,469)	(3)
EUR/CHF	MSC	12/20/17	CHF	(711)	(738)	1
EUR/CHF	UBS	12/20/17	CHF	(1,335)	(1,386)	(3)
EUR/CHF	WBC	12/20/17	CHF	(1,426)	(1,480)	(19)
EUR/CZK	MSC	10/03/17	CZK	(55,415)	(2,521)	(4)
EUR/USD	WBC	10/12/17	EUR	9,759	11,539	35
EUR/USD	BOA	12/20/17	EUR	1,107	1,315	(16)
EUR/USD	CIT	12/20/17	EUR	616	731	(7)
EUR/USD	DUB	12/20/17	EUR	663	787	(9)
EUR/USD	JPM	12/20/17	EUR	1,227	1,456	(16)
EUR/USD	MSC	12/20/17	EUR	564	670	(5)
EUR/USD	MSC	12/20/17	EUR	4,760	5,651	21
EUR/USD	SSB	12/20/17	EUR	488	580	(7)
EUR/USD	WBC	12/20/17	EUR	232	275	(1)
EUR/GBP	CIT	12/20/17	GBP	(1,107)	(1,486)	(21)
EUR/GBP	JPM	12/20/17	GBP	(1,083)	(1,455)	(3)
EUR/GBP	MSC	12/20/17	GBP	(549)	(738)	(4)
EUR/GBP	SSB	12/20/17	GBP	(1,089)	(1,463)	(13)
EUR/GBP	UBS	12/20/17	GBP	(282)	(379)	1
EUR/HUF	WBC	12/20/17	HUF	(190,685)	(726)	4
EUR/NOK	MSC	12/20/17	NOK	(11,555)	(1,453)	21
EUR/NOK	UBS	12/20/17	NOK	(11,504)	(1,447)	16
EUR/PLN	BOA	12/20/17	PLN	(2,635)	(722)	6
EUR/PLN	CIT	12/20/17	PLN	(1,125)	(308)	2
EUR/SEK	HSB	12/20/17	SEK	(1,873)	(231)	3
EUR/SEK	JPM	12/20/17	SEK	(5,840)	(720)	9
GBP/EUR	BOA	12/20/17	EUR	(1,851)	(2,197)	35
GBP/EUR	HSB	12/20/17	EUR	(599)	(712)	5
GBP/EUR	WBC	12/20/17	EUR	(6,156)	(7,308)	(4)
GBP/USD	MSC	11/16/17	GBP	4,283	5,747	1
GBP/USD	MSC	12/20/17	GBP	223	300	4
GBP/USD	RBS	12/20/17	GBP	433	581	1
GBP/USD	SSB	12/20/17	GBP	5,435	7,301	(87)
GBP/USD	SSB	12/20/17	GBP	1,410	1,894	18
GBP/USD	WBC	12/20/17	GBP	1,536	2,063	(31)
GBP/JPY	MSC	12/20/17	JPY	(81,750)	(729)	1
HKD/USD	HSB	10/03/17	HKD	15,520	1,987	—
HKD/USD	MSC	10/03/17	HKD	10,382	1,329	—
HKD/USD	HSB	03/27/18	HKD	23,010	2,957	2
HUF/EUR	MSC	12/20/17	EUR	(625)	(742)	(1)
HUF/USD	JPM	12/20/17	HUF	973,836	3,707	(128)
IDR/USD	DUB	10/05/17	IDR	6,419,199	477	(4)
IDR/USD	HSB	10/05/17	IDR	4,763,614	354	(3)
IDR/USD	JPM	10/05/17	IDR	30,012,130	2,228	(15)
IDR/USD	SCB	10/05/17	IDR	17,807,349	1,322	(9)
IDR/USD	JPM	10/10/17	IDR	30,569,168	2,268	(23)
IDR/USD	CIT	10/16/17	IDR	9,841,824	730	(5)
IDR/USD	DUB	10/16/17	IDR	17,953,852	1,331	(4)
IDR/USD	WBC	10/26/17	IDR	16,529,873	1,225	(14)
IDR/USD	MSC	10/31/17	IDR	19,800,134	1,466	(2)
IDR/USD	MSC	11/02/17	IDR	20,023,104	1,482	10
IDR/USD	JPM	11/16/17	IDR	43,799,396	3,239	(12)
IDR/USD	MSC	12/20/17	IDR	39,850,242	2,938	19
IDR/USD	MSC	12/21/17	IDR	19,152,050	1,412	12
INR/USD	CIT	10/05/17	INR	34,327	525	(9)
INR/USD	DUB	10/05/17	INR	30,802	471	(10)
INR/USD	HSB	10/05/17	INR	26,886	411	(7)
INR/USD	SCB	10/05/17	INR	47,208	723	(14)
INR/USD	DUB	10/10/17	INR	47,259	723	(13)
INR/USD	SCB	10/10/17	INR	168,449	2,577	(41)
INR/USD	JPM	10/18/17	INR	291,994	4,461	(54)
INR/USD	MSC	10/18/17	INR	189,002	2,888	(58)
INR/USD	MSC	10/25/17	INR	304,238	4,644	(27)
INR/USD	RBS	10/26/17	INR	204,547	3,122	(19)
INR/USD	SCB	10/26/17	INR	95,501	1,458	(6)
INR/USD	MSC	11/03/17	INR	28,842	440	1
JPY/EUR	HSB	12/20/17	EUR	(613)	(728)	6
JPY/EUR	MSC	12/20/17	EUR	(620)	(736)	(6)
JPY/GBP	BNP	12/20/17	GBP	(290)	(390)	(12)
JPY/USD	BOA	10/25/17	JPY	416,492	3,705	(118)
JPY/USD	CSI	12/20/17	JPY	52,462	468	(5)
JPY/USD	HSB	12/20/17	JPY	115,957	1,035	(15)
JPY/USD	MSC	12/20/17	JPY	35,904	320	(1)
JPY/USD	SSB	12/20/17	JPY	599,859	5,352	(110)
KRW/USD	DUB	10/02/17	KRW	779,948	681	(13)
KRW/USD	SCB	10/02/17	KRW	1,950,480	1,703	(32)
KRW/USD	BNP	10/10/17	KRW	1,923,792	1,679	(35)
KRW/USD	DUB	10/10/17	KRW	192,442	168	(2)
KRW/USD	HSB	10/10/17	KRW	834,573	729	(10)
KRW/USD	MSC	10/10/17	KRW	829,881	725	(13)
KRW/USD	MSC	10/10/17	KRW	5,013,876	4,378	6
KRW/USD	RBS	10/10/17	KRW	1,233,188	1,077	(12)
KRW/USD	BNP	10/12/17	KRW	663,440	579	(7)
KRW/USD	HSB	10/12/17	KRW	1,913,970	1,672	(23)
KRW/USD	DUB	10/25/17	KRW	347,049	303	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
KRW/USD	MSC	10/25/17	KRW	2,247,481	1,963	(19)
KRW/USD	RBS	10/25/17	KRW	1,659,348	1,450	(11)
KRW/USD	BNP	11/10/17	KRW	369,430	323	(4)
KRW/USD	HSB	11/10/17	KRW	2,143,629	1,873	(22)
KRW/USD	MSC	11/22/17	KRW	6,378,065	5,572	(14)
KRW/USD	WBC	11/22/17	KRW	754,818	659	(10)
MXN/USD	MSC	12/20/17	MXN	163,394	8,859	(223)
MXN/USD	MSC	12/20/17	MXN	27,064	1,468	—
MXN/USD	RBS	12/20/17	MXN	10,492	569	(12)
NOK/EUR	JPM	12/20/17	EUR	(5,852)	(6,947)	(53)
NOK/EUR	MSC	12/20/17	EUR	(1,250)	(1,484)	(9)
NOK/GBP	CIT	12/20/17	GBP	(347)	(466)	(3)
NOK/USD	JPM	12/20/17	NOK	2,309	290	(6)
NOK/USD	SSB	12/20/17	NOK	3,015	379	(6)
NZD/EUR	DUB	12/20/17	EUR	(615)	(730)	(3)
NZD/USD	ANZ	12/20/17	NZD	598	431	(8)
NZD/USD	CIT	12/20/17	NZD	2,916	2,104	(18)
NZD/USD	DUB	12/20/17	NZD	610	440	—
NZD/USD	JPM	12/20/17	NZD	951	686	—
NZD/USD	MSC	12/20/17	NZD	6,049	4,362	(34)
NZD/USD	MSC	12/20/17	NZD	1,019	735	1
NZD/USD	RBS	12/20/17	NZD	927	668	(3)
NZD/USD	SSB	12/20/17	NZD	1,014	731	(5)
PEN/USD	RBS	10/05/17	PEN	2,396	734	(4)
PEN/USD	CIT	10/10/17	PEN	4,778	1,463	(12)
PEN/USD	JPM	12/14/17	PEN	4,780	1,459	(6)
PHP/USD	ANZ	10/05/17	PHP	18,300	360	4
PHP/USD	BNP	10/05/17	PHP	18,268	360	3
PHP/USD	BOA	10/05/17	PHP	24,564	484	4
PHP/USD	DUB	10/05/17	PHP	12,332	243	3
PHP/USD	MSC	10/10/17	PHP	62,087	1,222	10
PHP/USD	JPM	10/19/17	PHP	38,199	751	3
PHP/USD	MSC	11/14/17	PHP	125,635	2,467	18
PLN/EUR	BNP	12/20/17	EUR	(6,300)	(7,479)	(103)
PLN/EUR	CIT	12/20/17	EUR	(4,732)	(5,617)	(80)
PLN/EUR	JPM	12/20/17	EUR	(1,229)	(1,459)	(15)
PLN/EUR	MSC	12/20/17	EUR	(623)	(740)	—
PLN/HUF	BOA	12/20/17	HUF	(142,848)	(544)	2
PLN/USD	DUB	12/20/17	PLN	25,164	6,898	(188)
RUB/USD	CIT	12/14/17	RUB	42,830	735	(3)
RUB/USD	CIT	12/14/17	RUB	86,195	1,478	7
RUB/USD	CSI	12/14/17	RUB	238,407	4,089	(13)
RUB/USD	DUB	12/14/17	RUB	234,432	4,021	3
RUB/USD	MSC	12/14/17	RUB	295,968	5,076	26
SEK/EUR	BOA	12/20/17	EUR	(7,733)	(9,180)	(72)
SEK/EUR	HSB	12/20/17	EUR	(922)	(1,095)	(7)
SEK/EUR	MSC	12/20/17	EUR	(1,962)	(2,329)	(10)
SEK/EUR	SSB	12/20/17	EUR	(4,021)	(4,773)	(42)
SEK/EUR	UBS	12/20/17	EUR	(8,283)	(9,833)	(87)
SEK/USD	DUB	10/19/17	SEK	19,925	2,449	(58)
SEK/USD	MSC	12/20/17	SEK	4,725	583	(10)
SGD/USD	MSC	12/20/17	SGD	396	292	(1)
SGD/USD	SCB	12/20/17	SGD	2,561	1,890	(16)
SGD/USD	WBC	12/20/17	SGD	2,255	1,664	(11)
THB/USD	DUB	10/11/17	THB	24,437	733	(6)
TRY/USD	BNP	12/20/17	TRY	2,595	712	(24)
TRY/USD	CIT	12/20/17	TRY	2,097	575	(12)
TRY/USD	HSB	12/20/17	TRY	2,592	711	(24)
TRY/USD	JPM	12/20/17	TRY	14,121	3,872	(143)
TRY/USD	MSC	12/20/17	TRY	2,123	582	(4)
TRY/USD	MSC	12/20/17	TRY	5,364	1,471	7
TRY/USD	RBS	12/20/17	TRY	515	141	(4)
TWD/USD	MSC	10/02/17	TWD	78,453	2,587	(25)
TWD/USD	SCB	10/05/17	TWD	22,121	730	(7)
TWD/USD	BNP	10/20/17	TWD	13,405	442	(1)
TWD/USD	BNP	10/20/17	TWD	44,347	1,464	11
TWD/USD	CIT	10/20/17	TWD	53,737	1,774	(12)
TWD/USD	DUB	10/20/17	TWD	75,852	2,504	4
TWD/USD	HSB	10/20/17	TWD	8,833	292	(2)
TWD/USD	DUB	10/23/17	TWD	27,307	901	(6)
TWD/USD	HSB	10/23/17	TWD	8,811	291	(2)
TWD/USD	MSC	10/26/17	TWD	14,227	470	(3)
TWD/USD	MSC	10/26/17	TWD	79,987	2,640	5
USD/AUD	MSC	11/08/17	AUD	(3,332)	(2,612)	53
USD/AUD	ANZ	12/20/17	AUD	(1,514)	(1,186)	18
USD/AUD	MSC	12/20/17	AUD	(941)	(737)	(4)
USD/AUD	MSC	12/20/17	AUD	(4,647)	(3,642)	44
USD/AUD	SCB	12/20/17	AUD	(14,261)	(11,176)	263
USD/AUD	SSB	12/20/17	AUD	(366)	(287)	6
USD/BRL	CIT	10/03/17	BRL	(14,676)	(4,634)	(249)
USD/BRL	DUB	10/03/17	BRL	(4,633)	(1,463)	11
USD/BRL	MSC	10/03/17	BRL	(34,147)	(10,782)	(77)
USD/BRL	MSC	10/03/17	BRL	(2,324)	(734)	—
USD/BRL	WBC	10/03/17	BRL	(2,296)	(725)	9
USD/BRL	DUB	11/03/17	BRL	(4,539)	(1,427)	4
USD/BRL	MSC	11/03/17	BRL	(2,351)	(739)	(5)
USD/BRL	MSC	12/04/17	BRL	(6,421)	(2,010)	—
USD/CAD	BNP	12/20/17	CAD	(358)	(287)	9
USD/CAD	JPM	12/20/17	CAD	(3,861)	(3,095)	44
USD/CAD	MSC	12/20/17	CAD	(5,228)	(4,191)	28
USD/CAD	UBS	12/20/17	CAD	(546)	(438)	6
USD/CHF	SSB	12/20/17	CHF	(709)	(736)	(3)
USD/CHF	SSB	12/20/17	CHF	(702)	(729)	4
USD/CLP	CSI	10/12/17	CLP	(456,608)	(713)	26
USD/CLP	RBS	10/16/17	CLP	(455,485)	(711)	16
USD/CNH	BNP	12/20/17	CNH	(6,210)	(930)	16
USD/CNH	MSC	12/20/17	CNH	(2,155)	(323)	(1)
USD/CNH	MSC	12/20/17	CNH	(18,923)	(2,833)	7
USD/CNY	MSC	11/10/17	CNY	(10,323)	(1,551)	(7)
USD/COP	RBS	10/25/17	COP	(2,143,006)	(728)	5
USD/COP	MSC	10/31/17	COP	(1,733,351)	(588)	(1)
USD/EUR	WBC	10/12/17	EUR	(18,358)	(21,706)	(65)
USD/EUR	CIT	12/20/17	EUR	(12,850)	(15,254)	177
USD/EUR	HSB	12/20/17	EUR	(3,589)	(4,260)	18
USD/EUR	MSC	12/20/17	EUR	(901)	(1,069)	(3)
USD/EUR	MSC	12/20/17	EUR	(860)	(1,021)	11
USD/EUR	SSB	12/20/17	EUR	(6,884)	(8,172)	115
USD/EUR	WBC	12/20/17	EUR	(270)	(321)	4
USD/GBP	MSC	11/16/17	GBP	(5,923)	(7,948)	(2)
USD/GBP	CSI	12/20/17	GBP	(327)	(439)	3
USD/GBP	MSC	12/20/17	GBP	(2,488)	(3,342)	(33)
USD/GBP	MSC	12/20/17	GBP	(1,305)	(1,753)	5
USD/GBP	UBS	12/20/17	GBP	(288)	(387)	(3)
USD/GBP	UBS	12/20/17	GBP	(564)	(757)	9
USD/GBP	WBC	12/20/17	GBP	(217)	(292)	2
USD/HKD	CIT	10/03/17	HKD	(25,901)	(3,316)	27
USD/HKD	CIT	10/10/17	HKD	(20,638)	(2,643)	21
USD/HKD	MSC	10/10/17	HKD	(10,382)	(1,329)	—
USD/HKD	CIT	03/27/18	HKD	(37,897)	(4,871)	29
USD/HKD	HSB	03/27/18	HKD	(18,983)	(2,440)	13
USD/HKD	SCB	03/27/18	HKD	(12,165)	(1,563)	9
USD/HKD	SCB	05/11/18	HKD	(22,603)	(2,907)	11
USD/HKD	HSB	09/19/18	HKD	(28,425)	(3,662)	2
USD/IDR	MSC	10/05/17	IDR	(59,002,292)	(4,380)	(20)
USD/IDR	DUB	10/10/17	IDR	(19,416,622)	(1,441)	27
USD/IDR	UBS	10/10/17	IDR	(2,665,157)	(198)	4
USD/IDR	DUB	10/16/17	IDR	(21,104,943)	(1,565)	5
USD/IDR	JPM	10/18/17	IDR	(29,260,660)	(2,170)	32
USD/INR	BNP	10/10/17	INR	(107,720)	(1,648)	34
USD/INR	CIT	10/18/17	INR	(47,551)	(726)	13
USD/INR	DUB	10/18/17	INR	(94,650)	(1,446)	25
USD/INR	SCB	10/18/17	INR	(94,368)	(1,442)	26
USD/INR	UBS	10/18/17	INR	(140,853)	(2,152)	44
USD/INR	SCB	10/25/17	INR	(94,320)	(1,439)	13
USD/INR	MSC	10/26/17	INR	(48,125)	(734)	(1)
USD/INR	MSC	11/03/17	INR	(102,058)	(1,556)	(12)
USD/JPY	BOA	10/25/17	JPY	(385,265)	(3,428)	109
USD/JPY	BOA	12/20/17	JPY	(81,081)	(723)	11
USD/JPY	HSB	12/20/17	JPY	(34,671)	(309)	6
USD/JPY	JPM	12/20/17	JPY	(161,738)	(1,443)	28
USD/JPY	MSC	12/20/17	JPY	(364,175)	(3,250)	(12)
USD/JPY	MSC	12/20/17	JPY	(35,671)	(318)	—
USD/JPY	RBS	12/20/17	JPY	(81,052)	(723)	12
USD/JPY	UBS	12/20/17	JPY	(22,427)	(200)	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/KRW	MSC	10/02/17	KRW	(2,730,428)	(2,384)	10
USD/KRW	HSB	10/10/17	KRW	(1,366,239)	(1,193)	11
USD/KRW	MSC	10/10/17	KRW	(4,149,304)	(3,623)	(5)
USD/KRW	MSC	10/10/17	KRW	(4,512,209)	(3,940)	5
USD/KRW	DUB	10/12/17	KRW	(333,031)	(291)	3
USD/KRW	MSC	10/12/17	KRW	(332,875)	(291)	3
USD/KRW	UBS	10/12/17	KRW	(2,741,403)	(2,394)	31
USD/KRW	HSB	10/25/17	KRW	(324,205)	(283)	3
USD/KRW	SCB	10/25/17	KRW	(829,356)	(724)	8
USD/KRW	MSC	11/10/17	KRW	(4,134,671)	(3,611)	(11)
USD/KRW	UBS	11/10/17	KRW	(5,292,668)	(4,623)	18
USD/MXN	MSC	10/06/17	MXN	(42,054)	(2,308)	37
USD/MXN	BOA	12/20/17	MXN	(7,916)	(429)	11
USD/MXN	CIT	12/20/17	MXN	(44,791)	(2,429)	57
USD/MXN	DUB	12/20/17	MXN	(5,280)	(286)	7
USD/MXN	MSC	12/20/17	MXN	(18,567)	(1,006)	18
USD/MXN	RBS	12/20/17	MXN	(23,599)	(1,280)	29
USD/NZD	DUB	12/20/17	NZD	(1,012)	(730)	6
USD/NZD	JPM	12/20/17	NZD	(1,418)	(1,023)	6
USD/NZD	MSC	12/20/17	NZD	(2,004)	(1,445)	(6)
USD/NZD	SCB	12/20/17	NZD	(1,003)	(723)	8
USD/NZD	SSB	12/20/17	NZD	(1,212)	(874)	8
USD/NZD	WBC	12/20/17	NZD	(1,015)	(732)	2
USD/PHP	JPM	10/10/17	PHP	(33,340)	(656)	(1)
USD/PHP	DUB	10/19/17	PHP	(37,538)	(738)	(5)
USD/PHP	DUB	10/20/17	PHP	(37,460)	(737)	(4)
USD/PHP	JPM	10/26/17	PHP	(37,169)	(731)	2
USD/PHP	MSC	10/26/17	PHP	(37,517)	(738)	(4)
USD/PHP	MSC	10/26/17	PHP	(37,237)	(732)	1
USD/PHP	MSC	11/02/17	PHP	(14,912)	(293)	—
USD/RUB	MSC	12/14/17	RUB	(280,585)	(4,812)	(47)
USD/RUB	MSC	12/14/17	RUB	(115,434)	(1,980)	7
USD/SEK	DUB	10/19/17	SEK	(22,768)	(2,798)	66
USD/SGD	BNP	12/20/17	SGD	(4,199)	(3,098)	32
USD/SGD	DUB	12/20/17	SGD	(1,976)	(1,458)	8
USD/SGD	MSC	12/20/17	SGD	(4,494)	(3,316)	(17)
USD/THB	MSC	10/11/17	THB	(24,459)	(733)	1
USD/TRY	DUB	12/20/17	TRY	(1,050)	(288)	5
USD/TRY	HSB	12/20/17	TRY	(1,040)	(285)	9
USD/TRY	JPM	12/20/17	TRY	(1,055)	(289)	4
USD/TRY	MSC	12/20/17	TRY	(1,000)	(274)	(2)
USD/TRY	MSC	12/20/17	TRY	(10,599)	(2,907)	26
USD/TRY	RBS	12/20/17	TRY	(5,791)	(1,588)	23
USD/TRY	WBC	12/20/17	TRY	(2,605)	(714)	20
USD/TWD	MSC	10/02/17	TWD	(19,873)	(655)	—
USD/TWD	SCB	10/02/17	TWD	(58,580)	(1,932)	30
USD/TWD	MSC	10/05/17	TWD	(22,121)	(730)	(3)
USD/TWD	HSB	10/19/17	TWD	(8,816)	(291)	3
USD/TWD	BNP	10/20/17	TWD	(86,802)	(2,865)	(22)
USD/TWD	BNP	10/20/17	TWD	(98,761)	(3,260)	26
USD/TWD	DUB	10/20/17	TWD	(107,554)	(3,550)	12
USD/TWD	HSB	10/20/17	TWD	(8,849)	(292)	2
USD/TWD	JPM	10/20/17	TWD	(66,560)	(2,197)	6
USD/TWD	UBS	10/20/17	TWD	(56,051)	(1,850)	9
USD/TWD	HSB	10/23/17	TWD	(8,816)	(291)	2
USD/TWD	SCB	10/23/17	TWD	(20,595)	(680)	5
USD/TWD	UBS	10/23/17	TWD	(22,049)	(728)	5
USD/TWD	WBC	10/23/17	TWD	(66,342)	(2,190)	9
USD/TWD	MSC	10/26/17	TWD	(69,898)	(2,308)	6
USD/TWD	MSC	10/31/17	TWD	(46,974)	(1,551)	(7)
USD/TWD	BNP	11/10/17	TWD	(87,763)	(2,900)	41
USD/TWD	MSC	11/10/17	TWD	(81,857)	(2,704)	32
USD/ZAR	MSC	11/14/17	ZAR	(37,505)	(2,751)	38
USD/ZAR	MSC	12/20/17	ZAR	(4,676)	(341)	—
ZAR/USD	BNP	12/20/17	ZAR	43,904	3,202	(154)
ZAR/USD	CIT	12/20/17	ZAR	11,765	859	(22)
ZAR/USD	MSC	12/20/17	ZAR	10,030	731	(13)
ZAR/USD	MSC	12/20/17	ZAR	30,270	2,207	5
ZAR/USD	WBC	12/20/17	ZAR	35,329	2,576	(65)
					$(90,207)	$(1,031)

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil Interbank Deposit Rate, pays monthly	Receiving	MSC	11.74%	01/04/21	BRL	17,930	$—	$(409)
Korean Won 3-Month Certificate of Deposit, pays quarterly	Paying	DUB	2.25%	10/15/17	KRW	9,863,860	—	19
Korean Won 3-Month Certificate of Deposit, pays quarterly	Paying	MSC	2.18%	10/29/17	KRW	4,841,110	—	9
							$—	$(381)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00%	03/20/19	$920	$(11)	$(6)	$(5)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	460	(6)	(3)	(3)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	470	(5)	(3)	(2)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	140	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	330	(4)	(3)	(1)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	330	(4)	(3)	(1)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	390	(5)	(3)	(2)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	330	(4)	(3)	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	320	(4)	(2)	(2)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	70	(1)	—	(1)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	630	(8)	(2)	(6)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	400	(5)	(1)	(4)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	460	(6)	(1)	(5)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	730	(8)	(2)	(6)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	760	(9)	(2)	(7)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	JPM	N/A	1.00	03/20/19	230	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	JPM	N/A	1.00	03/20/19	460	(6)	(2)	(4)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	BOA	N/A	1.00	06/20/19	70	(1)	—	(1)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	BOA	N/A	1.00	06/20/19	80	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	430	(6)	(3)	(3)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	190	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	400	(5)	(5)	—
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	870	(12)	(6)	(6)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	420	(6)	(3)	(3)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	70	(1)	—	(1)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	200	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	3,030	(41)	—	(41)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	280	(4)	(2)	(2)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	320	(4)	(1)	(3)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	700	(10)	(4)	(6)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	330	(4)	(2)	(2)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CIT	N/A	1.00	06/20/19	410	(5)	(4)	(1)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CIT	N/A	1.00	06/20/19	330	(4)	(5)	1
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CIT	N/A	1.00	06/20/19	180	(3)	(2)	(1)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CIT	N/A	1.00	06/20/19	210	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	JPM	N/A	1.00	06/20/19	30	—	—	—
People's Republic of China, 4.25%, 10/28/14, pays quarterly	JPM	N/A	1.00	06/20/19	180	(2)	(1)	(1)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	BOA	N/A	1.00	12/20/20	1,600	(32)	9	(41)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CIT	N/A	1.00	12/20/20	320	(7)	2	(9)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CIT	N/A	1.00	12/20/20	3,500	(71)	29	(100)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	12/20/20	1,850	(37)	8	(45)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	12/20/20	100	(2)	1	(3)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	12/20/20	2,230	(45)	20	(65)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	12/20/20	360	(7)	2	(9)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	BCL	N/A	1.00	06/20/21	200	(4)	1	(5)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	BCL	N/A	1.00	06/20/21	160	(4)	1	(5)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	BCL	N/A	1.00	06/20/21	90	(2)	1	(3)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	BCL	N/A	1.00	06/20/21	100	(2)	—	(2)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	BOA	N/A	1.00	06/20/21	270	(5)	3	(8)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	BOA	N/A	1.00	06/20/21	950	(20)	11	(31)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CGM	N/A	1.00	06/20/21	720	(15)	7	(22)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CIT	N/A	1.00	06/20/21	320	(7)	3	(10)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CIT	N/A	1.00	06/20/21	1,500	(31)	8	(39)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CIT	N/A	1.00	06/20/21	440	(9)	1	(10)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CIT	N/A	1.00	06/20/21	680	(14)	7	(21)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CIT	N/A	1.00	06/20/21	370	(7)	4	(11)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CIT	N/A	1.00	06/20/21	160	(3)	—	(3)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CIT	N/A	1.00	06/20/21	820	(17)	9	(26)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	DUB	N/A	1.00	06/20/21	340	(7)	1	(8)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	DUB	N/A	1.00	06/20/21	590	(12)	1	(13)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	DUB	N/A	1.00	06/20/21	1,070	(22)	—	(22)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	DUB	N/A	1.00	06/20/21	500	(11)	5	(16)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	DUB	N/A	1.00	06/20/21	770	(16)	9	(25)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	06/20/21	220	(5)	2	(7)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	06/20/21	190	(4)	—	(4)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	06/20/21	190	(4)	1	(5)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	06/20/21	540	(11)	3	(14)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	06/20/21	60	(1)	—	(1)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	BCL	N/A	1.00	12/20/21	500	(11)	(2)	(9)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	06/20/22	180	(4)	(3)	(1)
					$38,050	$(658)	$64	$(722)

OTC Non-Deliverable Bond Forward Contracts
Reference Entity	Counterparty	Expiration	Notional†		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Egypt Treasury Bill, 0.00%, 02/06/18, pays annually	CGM	02/08/18	EGP	10,875	$527	$52
Egypt Treasury Bill, 0.00%, 03/06/18, pays annually	CIT	03/08/18	EGP	5,025	243	21
					$770	$73

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Goldman Sachs Emerging Markets Debt Fund
CORPORATE BONDS AND NOTES 22.1%
Argentina 1.3%
Arcor S.A.I.C.
6.00%, 07/06/23 (a)	1,070	$1,147
Banco Macro SA
17.50%, 05/08/22, ARS (a)	16,330	896
Cablevision SA
6.50%, 06/15/21	1,780	1,893
6.50%, 06/15/21 (a)	300	320
		4,256
Bangladesh 0.2%
Banglalink Digital Communications Ltd.
8.63%, 05/06/19 (a)	500	522
Brazil 1.7%
Banco do Brasil SA
6.25%, (callable at 100 beginning 04/15/24) (b)	1,190	1,058
9.00%, (callable at 100 beginning 06/18/24) (b)	570	609
BRF GmbH
4.35%, 09/29/26 (c)	530	519
Petrobras Global Finance BV
6.13%, 01/17/22	630	677
6.00%, 01/27/28 (a)	1,926	1,924
Petrobras International Finance Co.
5.38%, 01/27/21	470	496
Samarco Mineracao SA
0.00%, 11/01/22 (d) (e) (f) (g)	300	183
		5,466
Canada 0.3%
First Quantum Minerals Ltd.
7.25%, 04/01/23 (a)	550	563
Harvest Operations Corp.
6.88%, 10/01/17	460	460
		1,023
Chile 1.0%
Corpbanca SA
3.88%, 09/22/19 (a)	815	841
Embotelladora Andina SA
5.00%, 10/01/23 (a)	550	607
GNL Quintero SA
4.63%, 07/31/29 (a)	680	711
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (a)	230	245
3.63%, 04/03/23	990	1,000
		3,404
China 0.4%
China Evergrande Group
8.25%, 03/23/22	760	789
8.75%, 06/28/25	230	233
JD.com Inc.
3.88%, 04/29/26 (c)	400	402
		1,424
Colombia 0.8%
Banco de Bogota SA
6.25%, 05/12/26 (a)	1,270	1,387
Colombia Telecomunicaciones SA ESP
8.50%, (callable at 100 beginning 03/30/20) (b)	993	1,053
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22 (c)	270	277
		2,717
Dominican Republic 0.4%
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 03/30/29 (a)	1,290	1,393
Guatemala 1.4%
Agromercantil Senior Trust
6.25%, 04/10/19 (a) (c)	660	685
6.25%, 04/10/19	100	104
Central American Bottling Corp.
5.75%, 01/31/27 (a)	1,140	1,205
Comcel Trust
6.88%, 02/06/24 (a)	740	789
	Shares/Par†	Value
Comcel Trust via Comunicaciones Celulares SA
6.88%, 02/06/24 (c)	600	639
Energuate Trust
5.88%, 05/03/27 (a)	1,210	1,250
		4,672
Hong Kong 0.3%
China Resources Cement Holdings Ltd.
2.13%, 10/05/17	960	960
India 0.9%
Glenmark Pharmaceuticals Ltd.
2.00%, 06/28/22 (h)	500	539
Greenko Dutch BV
5.25%, 07/24/24 (a)	330	336
Greenko Investment Co.
4.88%, 08/16/23	600	584
4.88%, 08/16/23 (a)	200	198
HPCL-Mittal Energy Ltd.
5.25%, 04/28/27	480	494
Neerg Energy Ltd.
6.00%, 02/13/22	200	205
6.00%, 02/13/22 (a)	400	411
Rolta Americas LLC
0.00%, 07/24/19 (d) (e) (f) (g)	420	99
		2,866
Indonesia 0.2%
Delta Investment Horizon International Ltd.
3.00%, 05/26/20 (h)	200	199
Minejesa Capital BV
4.63%, 08/10/30 (a)	300	306
		505
Ireland 0.3%
Phosagro OAO via Phosagro Bond Funding Ltd.
4.20%, 02/13/18	840	846
Israel 0.5%
Delek & Avner Tamar Bond Ltd.
3.84%, 12/30/18 (a)	1,480	1,505
Italy 0.5%
Wind Acquisition Finance SA
7.00%, 04/23/21, EUR	250	307
7.38%, 04/23/21	630	656
7.38%, 04/23/21 (a)	610	634
		1,597
Jamaica 0.6%
Digicel Group Ltd.
8.25%, 09/30/20	370	361
8.25%, 09/30/20 (a)	300	293
Digicel Ltd.
6.00%, 04/15/21	380	371
6.75%, 03/01/23 (a)	910	893
		1,918
Japan 0.5%
SoftBank Group Corp.
6.00%, (callable at 100 begininng 07/19/23) (b)	800	808
Universal Entertainment Corp.
8.50%, 08/24/20 (f) (g)	764	786
		1,594
Kazakhstan 0.2%
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18	740	774
Luxembourg 0.8%
Altice Financing SA
6.50%, 01/15/22 (a) (c)	340	353
6.63%, 02/15/23	200	212
7.50%, 05/15/26 (a)	620	682
Steel Capital SA
6.70%, 10/25/17	500	502
Telefonica Celular del Paraguay SA
6.75%, 12/13/22 (c)	760	791
		2,540

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Mexico 1.6%
America Movil SAB de CV
6.00%, 06/09/19, MXN	8,890	475
Banco Mercantil del Norte SA
6.87%, (callable at 100 beginning 07/06/22) (a) (b)	330	350
7.63%, (callable at 100 beginning 01/10/28) (a) (b)	610	667
Cemex Finance LLC
4.63%, 06/15/24, EUR	220	282
Cemex SAB de CV
4.75%, 01/11/22, EUR (a)	340	415
Gruma SAB de CV
4.88%, 12/01/24 (a)	910	986
Grupo Cementos de Chihuahua SAB de CV
5.25%, 06/23/24 (a)	720	748
JB y Compania SA de CV
3.75%, 05/13/25 (a)	410	414
Petroleos Mexicanos
3.75%, 02/21/24, EUR	720	905
		5,242
Mongolia 0.5%
Energy Resources LLC
0.00%, (callable at 100 beginning 04/01/18) (b) (i)	546	257
8.00%, (Cash + PIK Based on Average Monthly SSB Premium Hard Coking Coal Australia Export), 09/30/22 (j)	1,502	1,507
		1,764
Netherlands 0.4%
Petrobras Global Finance BV
4.38%, 05/20/23	160	158
Teva Pharmaceutical Finance III BV
2.80%, 07/21/23	240	229
3.15%, 10/01/26 (c)	750	692
VimpelCom Holdings BV
4.95%, 06/16/24 (a)	210	215
		1,294
Nigeria 0.1%
Zenith Bank Plc
7.38%, 05/30/22	230	238
Paraguay 0.5%
Banco Regional SAECA
8.13%, 01/24/19	150	159
8.13%, 01/24/19 (a)	1,410	1,491
		1,650
Peru 1.6%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (a)	1,943	2,145
Corp. Lindley SA
6.75%, 11/23/21	1,756	1,949
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 - 06/02/25 (k)	1,117	983
San Miguel Industrias Pet SA
4.50%, 09/18/22 (a)	200	202
		5,279
Qatar 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.30%, 09/30/20	456	472
5.84%, 09/30/27 (f) (g)	510	581
6.33%, 09/30/27	330	382
		1,435
Romania 0.1%
Cable Communications Systems NV
5.00%, 10/15/23, EUR (a)	260	327
Russian Federation 1.2%
Credit Bank of Moscow Via CBOM Finance Plc
7.50%, 10/05/27 (c)	1,460	1,232
Lukoil International Finance BV
4.56%, 04/24/23	510	530
Phosagro OAO via Phosagro Bond Funding Ltd.
4.20%, 02/13/18 (a)	230	231
3.95%, 11/03/21 (a)	1,250	1,268
	Shares/Par†	Value
Sberbank of Russia Via SB Capital SA
5.50%, 02/26/24	470	475
		3,736
Singapore 0.3%
CapitaLand Ltd.
1.85%, 06/19/20, SGD (h)	250	182
2.80%, 06/08/25, SGD (h)	500	370
Geo Coal International Pte Ltd.
8.00%, 10/04/22 (a)	200	200
Royal Capital BV
5.50%, (callable at 100 beginning 05/05/21) (b)	350	368
		1,120
South Africa 0.8%
MTN Mauritius Investments Ltd.
6.50%, 10/13/26 (a)	570	611
Petra Diamonds U.S. Treasury Plc
7.25%, 05/01/22 (c)	430	438
7.25%, 05/01/22 (a) (c)	320	326
Transnet SOC Ltd.
10.00%, 03/30/29, ZAR	16,500	1,075
		2,450
Turkey 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii A/S
3.38%, 11/01/22 (c)	1,050	1,025
Coca-Cola Icecek A/S
4.22%, 09/19/24 (a) (c)	400	404
Finansbank A/S
4.88%, 05/19/22 (a)	450	449
Global Liman Isletmeleri
8.13%, 11/14/21	200	207
8.13%, 11/14/21 (a)	1,010	1,048
		3,133
Ukraine 0.4%
Metinvest BV
6.58%, 12/31/21 (i)	836	844
MHP SA
8.25%, 04/02/20	330	357
7.75%, 05/10/24 (a)	200	215
		1,416
United Arab Emirates 0.3%
Dolphin Energy Ltd.
5.50%, 12/15/21	250	275
Ruwais Power Co. PJSC
6.00%, 08/31/36 (a)	640	753
		1,028
United Kingdom 0.1%
Tullow Oil Plc
6.25%, 04/15/22 (a)	350	340
United States of America 0.2%
Kosmos Energy Ltd.
7.88%, 08/01/21	470	488
7.88%, 08/01/21 (a)	200	207
		695
Vietnam 0.2%
Debt and Asset Trading Corp.
1.00%, 10/10/25	980	670
Zambia 0.1%
First Quantum Minerals Ltd.
7.50%, 04/01/25	210	214
Total Corporate Bonds And Notes (cost $70,106)		72,013
GOVERNMENT AND AGENCY OBLIGATIONS 64.3%
Argentina 4.3%
Argentina Bonar Bond
24.13%, (Argentina Deposit Rates Badlar + 3.00%), 10/09/17, ARS (j)	810	47
23.88%, (Argentina Deposit Rates Badlar + 2.75%), 03/01/18, ARS (j)	9,180	538
23.63%, (Argentina Deposit Rates Badlar + 2.50%), 03/11/19, ARS (j)	16,670	982
24.38%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (j)	1,000	61

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
23.13%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (j)	880	50
Argentina Bonos del Tesoro
22.75%, 03/05/18, ARS	3,300	193
18.20%, 10/03/21, ARS	310	18
16.00%, 10/17/23, ARS	2,940	187
15.50%, 10/17/26, ARS	2,420	159
Argentina Government International Bond
2.26%, 12/31/38, EUR (l)	420	336
7.13%, 06/28/17 (a)	1,050	1,048
Argentina POM Politica Monetaria
27.00%, (Argentina Central Bank 7D Repurchase Rate), 06/21/20, ARS (j)	118,465	7,220
Argentina Republic Government International Bond
5.00%, 01/15/27, EUR	750	875
7.13%, 07/06/36	170	179
2.50%, 12/31/38 (l)	460	324
City of Buenos Aires, Argentina
24.38%, (Argentina Deposit Rates Badlar + 3.25%), 03/29/24, ARS (j)	19,130	1,072
Province of Santa Fe
7.00%, 03/23/23	180	192
Provincia de Buenos Aires
24.96%, (Argentina Deposit Rates Badlar + 3.83%), 05/31/22, ARS (j)	7,680	458
Republic of Argentina
7.82%, 12/31/33, EUR	96	126
		14,065
Brazil 4.9%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/40, BRL (m)	1,342	1,449
Brazil Notas do Tesouro Nacional
10.00%, 01/01/19 - 01/01/27, BRL	43,215	14,379
		15,828
Burundi 0.1%
Eastern and Southern African Trade and Development Bank
5.38%, 03/14/22	200	206
Chile 2.2%
Banco Central de Chile en UF Inflation Indexed Note
3.00%, 03/01/22, CLP (n)	453,165	764
Bonos de la Tesoreria de la Republica en pesos
4.50%, 02/28/21, CLP	115,000	185
Bonos de la Tesoreria de la Republica en Pesos
4.50%, 03/01/26, CLP	705,000	1,117
5.00%, 03/01/35, CLP	470,000	750
Bonos Tesoreria Pesos
4.50%, 03/01/21, CLP	1,860,000	3,000
Chile Government International Bond
5.50%, 08/05/20, CLP	751,000	1,245
		7,061
Colombia 5.3%
Colombia Government International Bond
7.75%, 04/14/21, COP	1,138,000	413
4.38%, 03/21/23, COP	1,858,000	593
Colombia TES
11.25%, 10/24/18, COP	242,300	88
5.00%, 11/21/18, COP	22,737,400	7,737
7.00%, 05/04/22 - 06/30/32, COP	12,808,400	4,483
10.00%, 07/24/24, COP	1,066,800	435
7.50%, 08/26/26, COP	32,900	12
6.00%, 04/28/28, COP	3,372,300	1,090
Titulos de Tesoreria Inflation Indexed Bond
3.50%, 03/10/21 - 05/07/25, COP (n)	6,746,633	2,366
3.30%, 03/17/27, COP (n)	496,076	172
		17,389
Dominican Republic 0.5%
Dominican Republic Bond
11.38%, 07/06/29, DOP	3,000	66
Dominican Republic Central Bank Note
11.00%, 09/15/23, DOP (a)	2,190	46
Dominican Republic International Bond
11.50%, 05/10/24, DOP	17,400	388
18.50%, 02/04/28, DOP (a)	4,900	146
	Shares/Par†	Value
6.85%, 01/27/45 (a)	950	1,063
		1,709
Ecuador 0.2%
Ecuador Government International Bond
9.65%, 12/13/26	200	210
9.63%, 06/02/27	310	326
		536
Hungary 3.3%
Hungary Government Bond
3.00%, 06/26/24, HUF	1,189,460	4,817
5.50%, 06/24/25, HUF	913,760	4,253
2.75%, 12/22/26, HUF	381,920	1,473
6.75%, 10/22/28, HUF	6,970	36
3.25%, 10/22/31, HUF	4,170	16
		10,595
Indonesia 2.9%
Indonesia Government Bond
8.25%, 07/15/21, IDR	32,700,000	2,594
7.00%, 05/15/27, IDR	7,241,000	558
Indonesia Government International Bond
5.88%, 01/15/24	720	826
2.15%, 07/18/24, EUR (a)	1,650	2,009
6.75%, 01/15/44	270	361
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	19,500,000	1,493
6.13%, 05/15/28, IDR	3,000	—
9.00%, 03/15/29, IDR	20,200,000	1,744
		9,585
Malaysia 5.0%
Malaysia Government Bond
3.58%, 09/28/18, MYR	14,530	3,459
3.76%, 03/15/19, MYR	2,020	483
5.73%, 07/30/19, MYR	5,130	1,268
4.38%, 11/29/19, MYR	13,820	3,343
3.89%, 07/31/20, MYR	1,050	252
4.05%, 09/30/21, MYR	1,630	393
4.50%, 04/15/30, MYR	7,410	1,791
4.23%, 06/30/31, MYR	4,800	1,120
4.25%, 05/31/35, MYR	2,010	462
4.74%, 03/15/46, MYR	1,810	424
Malaysia Government Investment Issue
3.87%, 08/30/18, MYR	7,740	1,845
3.74%, 08/26/21, MYR	2,840	673
4.25%, 09/30/30, MYR	2,660	615
4.79%, 10/31/35, MYR	670	161
		16,289
Mexico 3.0%
Mexico Bonos
6.50%, 06/09/22, MXN	119,218	6,490
10.00%, 12/05/24, MXN	7,718	502
7.50%, 06/03/27, MXN	2,110	121
7.75%, 05/29/31, MXN	21,202	1,234
7.75%, 11/23/34 - 11/13/42, MXN	8,913	519
8.00%, 12/07/23 - 11/07/47, MXN	13,390	783
		9,649
Nigeria 0.1%
Africa Finance Corp.
3.88%, 04/13/24 (a)	300	302
Peru 3.4%
Peru Government International Bond
5.70%, 08/12/24, PEN	2,542	828
5.70%, 08/12/24, PEN (a)	7,930	2,583
8.20%, 08/12/26, PEN	553	209
6.35%, 08/12/28, PEN (a)	5,585	1,858
6.95%, 08/12/31, PEN	2,178	753
6.15%, 08/12/32, PEN (a)	6,320	2,022
6.90%, 08/12/37, PEN	2,462	838
6.85%, 02/12/42, PEN	4,205	1,393
6.71%, 02/12/55, PEN	718	232
Republic of Peru
7.84%, 08/12/20, PEN	843	288

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
5.20%, 09/12/23, PEN	712	227
		11,231
Poland 3.4%
Poland Government Bond
5.75%, 10/25/21, PLN	20,160	6,222
2.50%, 07/25/26 - 07/25/27, PLN	19,640	5,008
		11,230
Puerto Rico 0.3%
Commonwealth of Puerto Rico
0.00%, 07/01/27 - 07/01/41 (d) (e) (f) (g)	665	304
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	25	19
5.00%, 07/01/33	40	29
5.75%, 07/01/37	125	91
6.00%, 07/01/38 - 07/01/44	45	34
Puerto Rico Sales Tax Financing Corp.
0.00%, 08/01/27 - 08/01/43 (d) (e) (f) (g)	2,855	562
		1,039
Romania 1.3%
Romania Government Bond
5.85%, 04/26/23, RON	3,800	1,107
3.25%, 04/29/24, RON	7,770	1,964
4.75%, 02/24/25, RON	1,300	356
5.80%, 07/26/27, RON	3,180	917
		4,344
Russian Federation 5.8%
Russia Federal Bond
7.10%, 10/16/24, RUB	3,370	57
7.75%, 09/16/26, RUB	165,660	2,928
8.50%, 09/17/31, RUB	502,690	9,422
7.70%, 03/23/33, RUB	321,280	5,575
Russia Government Bond
7.05%, 01/19/28, RUB	25,140	425
Russia Government International Bond
5.25%, 06/23/47	400	410
		18,817
South Africa 7.3%
Republic of South Africa
6.25%, 03/31/36, ZAR	7,690	410
South Africa Government Bond
8.00%, 01/31/30, ZAR	11,655	792
8.25%, 03/31/32, ZAR	59,510	4,021
8.88%, 02/28/35, ZAR	73,390	5,126
8.50%, 01/31/37, ZAR	122,185	8,134
9.00%, 01/31/40, ZAR	53,820	3,696
8.75%, 01/31/44 - 02/28/48, ZAR	23,696	1,580
		23,759
Suriname 0.1%
Republic of Suriname
9.25%, 10/26/26 (a)	200	211
Thailand 4.0%
Thailand Government Bond
3.65%, 12/17/21 - 06/20/31, THB	120,110	3,921
1.88%, 06/17/22, THB	24,360	734
3.85%, 12/12/25, THB	26,500	891
3.58%, 12/17/27, THB	27,180	897
3.78%, 06/25/32, THB	20,200	675
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (n)	203,944	5,873
		12,991
Turkey 3.3%
Turkey Government Bond
10.40%, 03/27/19, TRY	8,770	2,421
9.40%, 07/08/20, TRY	1,750	470
9.20%, 09/22/21, TRY	1,360	360
11.00%, 03/02/22, TRY	6,220	1,754
8.00%, 03/12/25, TRY	2,400	580
10.60%, 02/11/26, TRY	16,630	4,635
Turkey Government International Bond
7.50%, 11/07/19	420	458
		10,678
	Shares/Par†	Value
United States of America 2.2%
U.S. Treasury Note
1.88%, 09/30/22	4,240	4,228
2.13%, 09/30/24	3,110	3,101
		7,329
Uruguay 0.2%
Uruguay Government International Bond
8.50%, 03/15/28, UYU (a)	9,550	337
Uruguay Government International Inflation Indexed Bond
4.38%, 12/15/28, UYU (n)	9,391	373
		710
Venezuela 1.2%
Petroleos de Venezuela SA
6.00%, 10/28/22 - 11/15/26 (f) (g)	14,100	4,000
Total Government And Agency Obligations (cost $212,441)		209,553
CREDIT LINKED STRUCTURED NOTES 8.8%
Colombia 1.9%
Citigroup Funding Inc. Credit Linked Note
(Republic of Colombia, 11.25%, 10/24/18, Moody's rating N/A), COP (a)	10,289,000	3,728
(Republic of Colombia, 11.00%, 07/24/20, Moody's rating N/A), COP (f) (g)	4,514,000	1,740
(Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A), COP (f) (g)	1,642,000	666
		6,134
Egypt 2.0%
Citigroup Global Markets Holdings Inc. Credit Linked Note
(Egypt Treasury Bill, 0.00%, 11/07/17, Moody's Rating N/A), EGP (f) (g) (k)	10,500	583
(Egypt Treasury Bill, 0.00%, 11/23/18, Moody's Rating N/A), EGP (f) (g) (k)	8,475	454
(Egypt Treasury Bill, 0.00%, 07/10/18, Moody's Rating N/A), EGP (f) (g) (k)	24,000	1,183
(Arab Republic of Egypt, Moody's rating B3), EGP (f) (g)	19,120	1,066
(Egypt Treasury Bill, 0.00%, 05/08/18, Moody's Rating N/A), EGP (f) (g) (k)	21,000	1,068
HSBC Bank Plc Credit Linked Note
(Egypt Treasury Bill, 0.00%, 06/05/18, Moody's rating N/A), EGP (f) (g) (k)	14,600	738
JPMorgan Chase & Co. Credit Linked Note
(Egypt Treasury Bill, 0.00%, 07/24/18, Moody's rating N/A), EGP (f) (g) (k)	5,300	267
JPMorgan Chase Bank NA Credit Linked Note
(Egypt Treasury Bill, 0.00%, 05/08/18, Moody's Rating N/A), EGP (f) (g) (k)	10,250	517
(Egypt Treasury Bill, 0.00%, 02/13/18, Moody's rating N/A), EGP (f) (g) (k)	16,500	872
		6,748
Indonesia 4.9%
Deutsche Bank AG Credit Linked Note
(Indonesia Government, 8.25%, 05/15/36, Moody's Rating N/A), IDR (a) (o)	9,800,000	807
JPMorgan Chase & Co. Credit Linked Note
(Indonesia Government, 8.38%, 09/15/26, Moody's rating Baa3), IDR (a)	13,137,000	1,056
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa3), IDR (a)	55,759,000	4,817
(Indonesia Government, 6.63%, 05/15/33, Moody's rating Baa3), IDR (a)	46,000,000	3,241
(Indonesia Government, 7.88%, 04/15/19, Moody's rating Baa3), IDR (a)	21,400,000	1,639
Standard Chartered Bank Credit Linked Note
(Indonesia Government, 9.00%, 03/15/29, Moody's Rating Baa3), IDR (a)	13,685,000	1,180
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR (a)	22,757,000	1,946
(Indonesia Government, 6.63%, 05/15/33, Moody's rating Baa3), IDR (a)	18,684,000	1,317
		16,003
Total Credit Linked Structured Notes (cost $34,065)		28,885

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
COMMON STOCKS 0.0%
Mongolia 0.0%
Mongolian Mining Corp. (d)	1,247	38
United States of America 0.0%
New Cotai LLC (d) (p)	—	—
Total Common Stocks (cost $41)		38
SHORT TERM INVESTMENTS 2.0%
Securities Lending Collateral 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (q)	4,675	4,675
Treasury Securities 0.6%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/20, BRL	7,696	1,947
Total Short Term Investments (cost $6,458)		6,622
Total Investments 97.2% (cost $323,111)		317,111
Total Purchased Options 0.0% (cost $19)		27
Other Derivative Instruments (0.4)%		(1,153)
Other Assets and Liabilities, Net 3.2%		10,114
Total Net Assets 100.0%		$326,099

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $65,464 and 20.1%, respectively.

(b) Perpetual security.

(c) All or portion of the security was on loan.

(d) Non-income producing security.

(e) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(h) Convertible security.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(m) Treasury inflation indexed note, par amount is not adjusted for inflation.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Citigroup Funding Inc. Credit Linked Note - Republic of Colombia, 11.00%, 07/24/20, Moody's rating N/A	07/26/11	$2,850	$1,740	0.5%
Citigroup Funding Inc. Credit Linked Note - Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A	08/12/11	1,045	666	0.2
Citigroup Global Markets Holdings Inc. Credit Linked Note - Egypt Treasury Bill, 0.00%, 11/07/17, Moody's Rating N/A	08/08/17	579	583	0.2
Citigroup Global Markets Holdings Inc. Credit Linked Note - Egypt Treasury Bill, 0.00%, 05/08/18, Moody's Rating N/A	08/08/17	1,063	1,068	0.3
Citigroup Global Markets Holdings Inc. Credit Linked Note - Egypt Treasury Bill, 0.00%, 11/23/18, Moody's Rating N/A	02/07/17	437	454	0.2
Citigroup Global Markets Holdings Inc. Credit Linked Note - Arab Republic of Egypt, Moody's rating B3	05/01/17	1,044	1,066	0.3
Citigroup Global Markets Holdings Inc. Credit Linked Note - Egypt Treasury Bill, 0.00%, 07/10/18, Moody's Rating N/A	08/02/17	1,168	1,183	0.4
Commonwealth of Puerto Rico, 0.00%, 07/01/27	05/13/14	8	5	—
Commonwealth of Puerto Rico, 0.00%, 07/01/31	05/13/14	19	12	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/08/14	34	21	—
Commonwealth of Puerto Rico, 0.00%, 07/01/32	05/06/14	15	9	—
Commonwealth of Puerto Rico, 0.00%, 07/01/34	05/08/14	8	4	—
Commonwealth of Puerto Rico, 0.00%, 07/01/36	05/07/14	15	9	—
Commonwealth of Puerto Rico, 0.00%, 07/01/37	05/08/14	48	37	—
Commonwealth of Puerto Rico, 0.00%, 07/01/38	04/02/14	42	25	—
Commonwealth of Puerto Rico, 0.00%, 07/01/39	10/22/14	214	134	0.1
Commonwealth of Puerto Rico, 0.00%, 07/01/39	05/05/14	12	9	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	03/25/14	31	20	—
Commonwealth of Puerto Rico, 0.00%, 07/01/41	05/05/14	30	19	—
HSBC Bank Plc Credit Linked Note - Egypt Treasury Bill, 0.00%, 06/05/18, Moody's rating N/A	09/12/17	738	738	0.2
JPMorgan Chase & Co. Credit Linked Note - Egypt Treasury Bill, 0.00%, 07/24/18, Moody's rating N/A	07/28/17	255	267	0.1
JPMorgan Chase Bank NA Credit Linked Note - Egypt Treasury Bill, 0.00%, 02/13/18, Moody's rating N/A	05/16/17	853	872	0.3
JPMorgan Chase Bank NA Credit Linked Note - Egypt Treasury Bill, 0.00%, 05/08/18, Moody's Rating N/A	05/17/17	511	517	0.2
Petroleos de Venezuela SA, 6.00%, 10/28/22	05/16/17	3,931	3,359	1.0
Petroleos de Venezuela SA, 6.00%, 05/16/24	11/25/06	266	263	0.1
Petroleos de Venezuela SA, 6.00%, 11/15/26	06/22/17	463	378	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Restricted Securities (continued)
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/27	02/19/14	32	8	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/28	02/19/14	257	67	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/32	02/19/14	386	116	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/33	02/21/14	120	36	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/35	05/16/14	7	2	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/35	12/30/16	2	1	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	05/16/14	16	4	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/37	02/19/14	229	65	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	07/09/14	49	16	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/38	05/16/14	12	3	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	46	12	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	33	10	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/39	02/19/14	45	11	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/41	05/09/14	61	27	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/42	05/08/14	431	119	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/43	05/14/14	43	12	—
Puerto Rico Sales Tax Financing Corp., 0.00%, 08/01/43	05/02/14	127	53	—
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27	07/14/15	575	581	0.2
Rolta Americas LLC, 0.00%, 07/24/19	07/19/17	72	99	—
Samarco Mineracao SA, 0.00%, 11/01/22	02/16/17	211	183	0.1
Universal Entertainment Corp., 8.50%, 08/24/20	10/19/16	776	786	0.3
		$19,209	$15,669	4.8%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	(72)	December 2018		(17,658)	$5	$(6)
Euro-Bobl	(13)	December 2017	EUR	(1,711)	—	6
Euro-Bund	(8)	December 2017	EUR	(1,297)	(2)	11
U.S. Treasury Long Bond	5	December 2017		775	—	(11)
U.S. Treasury Note, 10-Year	(63)	December 2017		(7,979)	15	84
U.S. Treasury Note, 2-Year	(5)	January 2018		(1,082)	1	3
U.S. Treasury Note, 5-Year	32	December 2017		3,766	(5)	(6)
Ultra 10-Year U.S. Treasury Note	8	December 2017		1,087	(1)	(13)
Ultra Long Term U.S. Treasury Bond	(1)	December 2017		(164)	—	(1)
					$13	$67

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Hong Kong Interbank Offered Rate, pays quarterly	Receiving	2.25%	06/21/22	HKD	49,713	$(6)	$(68)
6-Month Budapest Interbank Offered Rate, pays semi-annually	Receiving	1.38%	09/21/21	HUF	840,620	3	(84)
6-Month Czech Interbank Offered Rate, pays semi-annually	Receiving	0.82%	08/23/19	CZK	100,600	1	14
6-Month Czech Interbank Offered Rate, pays semi-annually	Receiving	0.82%	08/25/19	CZK	111,820	1	16
6-Month Czech Interbank Offered Rate, pays semi-annually	Receiving	0.37%	12/21/21	CZK	124,680	2	154
6-Month Czech Interbank Offered Rate, pays semi-annually	Receiving	1.22%	12/20/22	CZK	93,320	2	54
6-Month Czech Interbank Offered Rate, pays semi-annually	Receiving	0.55%	06/21/26	CZK	31,230	2	108
6-Month Euribor, pays semi-annually	Receiving	1.00%	12/20/27	EUR	350	(1)	4
Mexican Interbank Rate, pays monthly	Receiving	5.50%	03/09/22	MXN	12,960	—	—
Mexican Interbank Rate, pays monthly	Receiving	5.66%	01/24/25	MXN	27,480	(1)	108
Mexican Interbank Rate, pays monthly	Receiving	7.50%	03/03/27	MXN	1,490	—	(4)
Mexican Interbank Rate, pays monthly	Paying	6.85%	12/16/20	MXN	34,900	—	(1)
Mexican Interbank Rate, pays monthly	Paying	6.75%	12/14/22	MXN	282,275	5	(24)
Mexican Interbank Rate, pays monthly	Paying	6.90%	12/11/24	MXN	126,850	3	(7)
Mexican Interbank Rate, pays monthly	Paying	7.50%	06/09/27	MXN	69,490	1	147
Mexican Interbank Rate, pays monthly	Paying	8.01%	06/29/27	MXN	55,250	—	86

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Mexican Interbank Rate, pays monthly	Paying	7.05%	12/08/27	MXN	26,500	—	(5)
						$12	$498

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
Eurodollar 1-Year Mid-Curve Future	Put	98.00	06/15/18	19	$7
Eurodollar 1-Year Mid-Curve Future	Put	98.00	06/15/18	52	20
					$27

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ARS/USD	BNP	10/05/17	ARS	11,836	$683	$10
ARS/USD	BNP	10/10/17	ARS	17,688	1,018	15
ARS/USD	BNP	10/11/17	ARS	5,578	321	1
ARS/USD	BNP	10/12/17	ARS	2,780	160	1
ARS/USD	WBC	10/25/17	ARS	13,806	788	1
ARS/USD	MSC	10/30/17	ARS	10,747	611	11
ARS/USD	BNP	11/08/17	ARS	14,014	793	4
ARS/USD	BNP	11/13/17	ARS	4,258	240	1
ARS/USD	BNP	11/17/17	ARS	9,919	559	2
BRL/USD	BOA	10/03/17	BRL	10,971	3,463	(37)
BRL/USD	DUB	10/03/17	BRL	2,725	861	(8)
BRL/USD	HSB	10/03/17	BRL	7,586	2,395	13
BRL/USD	JPM	10/03/17	BRL	33,970	10,726	76
BRL/USD	MSC	10/03/17	BRL	9,403	2,970	(24)
BRL/USD	MSC	10/03/17	BRL	2,743	866	3
BRL/USD	MSC	11/03/17	BRL	59,262	18,628	143
CNH/USD	HSB	12/20/17	CNH	7,956	1,191	(17)
CNH/USD	JPM	12/20/17	CNH	11,456	1,715	(16)
CNH/USD	MSC	12/20/17	CNH	11,589	1,735	(10)
CNH/USD	MSC	12/20/17	CNH	21,848	3,271	6
CNY/USD	HSB	10/26/17	CNY	7,360	1,107	(10)
CNY/USD	MSC	10/26/17	CNY	4,232	636	(4)
CNY/USD	SCB	12/14/17	CNY	14,305	2,146	(13)
CZK/EUR	BOA	10/03/17	EUR	(781)	(923)	33
CZK/EUR	JPM	10/03/17	EUR	(769)	(909)	33
CZK/EUR	JPM	11/09/17	EUR	(1,534)	(1,817)	50
CZK/EUR	CIT	11/21/17	EUR	(1,898)	(2,249)	67
CZK/EUR	MSC	11/21/17	EUR	(716)	(848)	25
CZK/EUR	MSC	11/22/17	EUR	(2,319)	(2,749)	29
CZK/EUR	BNP	12/20/17	EUR	(9,290)	(11,028)	29
CZK/EUR	JPM	12/20/17	EUR	(14,662)	(17,405)	36
CZK/EUR	JPM	01/03/18	EUR	(3,071)	(3,649)	102
EGP/USD	CIT	11/29/17	EGP	4,613	257	16
EGP/USD	CIT	01/24/18	EGP	4,201	231	26
EUR/CZK	MSC	10/03/17	CZK	(41,719)	(1,898)	(3)
EUR/USD	BOA	12/20/17	EUR	8,269	9,816	(109)
EUR/HUF	WBC	12/20/17	HUF	(225,101)	(857)	5
EUR/PLN	BOA	12/20/17	PLN	(3,116)	(854)	8
EUR/PLN	CIT	12/20/17	PLN	(1,331)	(365)	3
HKD/USD	HSB	10/03/17	HKD	18,256	2,337	—
HKD/USD	MSC	10/03/17	HKD	11,140	1,426	—
HKD/USD	HSB	03/27/18	HKD	24,357	3,131	3
HUF/EUR	MSC	12/20/17	EUR	(730)	(867)	(1)
HUF/USD	BOA	12/20/17	HUF	98,590	375	(8)
HUF/USD	CIT	12/20/17	HUF	553,556	2,107	(36)
HUF/USD	JPM	12/20/17	HUF	682,116	2,597	(89)
IDR/USD	JPM	10/05/17	IDR	35,136,133	2,608	(18)
IDR/USD	JPM	10/10/17	IDR	35,943,528	2,667	(26)
IDR/USD	CIT	10/16/17	IDR	3,739,750	277	(2)
IDR/USD	DUB	10/16/17	IDR	32,420,227	2,405	(11)
IDR/USD	DUB	10/18/17	IDR	6,470,223	480	1
IDR/USD	WBC	10/26/17	IDR	19,517,878	1,446	(17)
IDR/USD	MSC	10/31/17	IDR	23,145,116	1,714	(2)
IDR/USD	MSC	11/02/17	IDR	23,401,679	1,733	12
IDR/USD	JPM	11/16/17	IDR	58,013,304	4,290	(16)
IDR/USD	MSC	12/20/17	IDR	35,136,133	2,590	16
INR/USD	SCB	10/05/17	INR	55,279	846	(17)
INR/USD	DUB	10/10/17	INR	55,477	849	(15)
INR/USD	SCB	10/10/17	INR	213,297	3,262	(53)
INR/USD	JPM	10/18/17	INR	338,620	5,174	(62)
INR/USD	MSC	10/18/17	INR	218,489	3,338	(67)
INR/USD	MSC	10/25/17	INR	354,930	5,418	(32)
INR/USD	RBS	10/26/17	INR	241,192	3,681	(23)
INR/USD	SCB	10/26/17	INR	112,983	1,724	(8)
INR/USD	MSC	11/03/17	INR	33,440	510	1
KRW/USD	DUB	10/02/17	KRW	908,511	793	(15)
KRW/USD	SCB	10/02/17	KRW	2,271,987	1,984	(38)
KRW/USD	BNP	10/10/17	KRW	2,255,061	1,969	(40)
KRW/USD	DUB	10/10/17	KRW	229,136	200	(2)
KRW/USD	HSB	10/10/17	KRW	981,386	857	(12)
KRW/USD	MSC	10/10/17	KRW	968,195	845	(16)
KRW/USD	MSC	10/10/17	KRW	5,882,122	5,136	7
KRW/USD	RBS	10/10/17	KRW	1,448,344	1,264	(15)
KRW/USD	BNP	10/12/17	KRW	767,232	670	(8)
KRW/USD	HSB	10/12/17	KRW	2,220,511	1,939	(28)
KRW/USD	DUB	10/25/17	KRW	409,826	358	(2)
KRW/USD	MSC	10/25/17	KRW	2,651,101	2,315	(23)
KRW/USD	RBS	10/25/17	KRW	1,960,430	1,712	(13)
KRW/USD	MSC	11/22/17	KRW	7,473,014	6,529	(16)
KRW/USD	WBC	11/22/17	KRW	763,952	667	(10)
MXN/USD	MSC	12/20/17	MXN	453,683	24,599	(676)
MXN/USD	MSC	12/20/17	MXN	31,635	1,716	—
MXN/USD	RBS	12/20/17	MXN	12,391	672	(14)
PEN/USD	RBS	10/05/17	PEN	2,796	856	(5)
PEN/USD	CIT	10/10/17	PEN	5,615	1,719	(14)
PHP/USD	MSC	10/10/17	PHP	72,230	1,422	11
PHP/USD	JPM	10/19/17	PHP	44,279	871	4
PHP/USD	MSC	11/14/17	PHP	192,338	3,777	27
PLN/EUR	BNP	12/20/17	EUR	(10,836)	(12,863)	(177)
PLN/EUR	CIT	12/20/17	EUR	(8,138)	(9,661)	(137)
PLN/EUR	JPM	12/20/17	EUR	(1,452)	(1,724)	(17)
PLN/EUR	MSC	12/20/17	EUR	(728)	(864)	—
PLN/HUF	BOA	12/20/17	HUF	(169,040)	(643)	2
PLN/USD	DUB	12/20/17	PLN	34,480	9,451	(245)
RON/USD	DUB	12/20/17	RON	12,767	3,283	(37)
RUB/USD	MSC	10/13/17	RUB	56,629	982	60
RUB/USD	CIT	12/14/17	RUB	50,955	874	(4)
RUB/USD	CIT	12/14/17	RUB	103,071	1,768	9
RUB/USD	CSI	12/14/17	RUB	314,574	5,395	(17)
RUB/USD	DUB	12/14/17	RUB	309,329	5,305	4
RUB/USD	MSC	12/14/17	RUB	348,295	5,972	31
SGD/USD	MSC	12/20/17	SGD	471	348	(1)
SGD/USD	SCB	12/20/17	SGD	3,025	2,232	(19)
SGD/USD	WBC	12/20/17	SGD	2,656	1,960	(13)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
THB/USD	DUB	10/11/17	THB	28,736	862	(7)
THB/USD	DUB	10/19/17	THB	222,536	6,674	(3)
TRY/USD	BNP	12/20/17	TRY	3,100	850	(29)
TRY/USD	CIT	12/20/17	TRY	2,476	679	(14)
TRY/USD	HSB	12/20/17	TRY	3,064	840	(29)
TRY/USD	JPM	12/20/17	TRY	39,186	10,747	(364)
TRY/USD	MSC	12/20/17	TRY	3,078	844	(8)
TRY/USD	MSC	12/20/17	TRY	6,263	1,718	8
TRY/USD	RBS	12/20/17	TRY	616	169	(5)
TWD/USD	MSC	10/02/17	TWD	91,385	3,014	(30)
TWD/USD	SCB	10/05/17	TWD	25,903	854	(9)
TWD/USD	BNP	10/20/17	TWD	15,741	520	(2)
TWD/USD	BNP	10/20/17	TWD	51,061	1,685	13
TWD/USD	CIT	10/20/17	TWD	61,402	2,027	(13)
TWD/USD	DUB	10/20/17	TWD	85,767	2,831	4
TWD/USD	HSB	10/20/17	TWD	10,455	345	(3)
TWD/USD	DUB	10/23/17	TWD	32,161	1,062	(7)
TWD/USD	HSB	10/23/17	TWD	10,404	343	(3)
TWD/USD	MSC	10/26/17	TWD	16,861	557	(3)
TWD/USD	MSC	10/26/17	TWD	92,366	3,049	6
USD/ARS	BNP	10/10/17	ARS	(7,665)	(441)	(21)
USD/ARS	RBS	10/10/17	ARS	(38,347)	(2,206)	(63)
USD/BRL	DUB	10/03/17	BRL	(5,421)	(1,712)	13
USD/BRL	MSC	10/03/17	BRL	(56,513)	(17,843)	(144)
USD/BRL	MSC	10/03/17	BRL	(2,739)	(865)	—
USD/BRL	WBC	10/03/17	BRL	(2,725)	(860)	11
USD/BRL	MSC	11/03/17	BRL	(2,748)	(864)	(6)
USD/CLP	CSI	10/12/17	CLP	(536,932)	(839)	30
USD/CLP	RBS	10/16/17	CLP	(543,982)	(850)	20
USD/CLP	BOA	11/16/17	CLP	(1,642,535)	(2,564)	41
USD/CNH	BNP	12/20/17	CNH	(8,238)	(1,233)	21
USD/CNH	MSC	12/20/17	CNH	(2,522)	(377)	(1)
USD/CNH	MSC	12/20/17	CNH	(22,301)	(3,338)	8
USD/CNY	MSC	11/10/17	CNY	(11,939)	(1,794)	(8)
USD/COP	RBS	10/25/17	COP	(2,531,846)	(860)	6
USD/COP	WBC	10/25/17	COP	(14,798,177)	(5,024)	65
USD/COP	MSC	10/31/17	COP	(2,025,687)	(687)	(1)
USD/CZK	UBS	01/03/18	CZK	(74,098)	(3,394)	(391)
USD/EUR	JPM	10/12/17	EUR	(109)	(129)	2
USD/EUR	WBC	10/12/17	EUR	(3,733)	(4,414)	(13)
USD/HKD	CIT	10/03/17	HKD	(29,396)	(3,763)	31
USD/HKD	CIT	10/10/17	HKD	(23,125)	(2,961)	24
USD/HKD	MSC	10/10/17	HKD	(11,140)	(1,426)	—
USD/HKD	DUB	12/20/17	HKD	(1,627)	(209)	—
USD/HKD	CIT	03/27/18	HKD	(43,192)	(5,551)	33
USD/HKD	DUB	03/27/18	HKD	(2,564)	(330)	1
USD/HKD	HSB	03/27/18	HKD	(21,581)	(2,774)	14
USD/HKD	SCB	03/27/18	HKD	(13,913)	(1,788)	11
USD/HKD	SCB	05/11/18	HKD	(25,864)	(3,327)	12
USD/HKD	HSB	09/19/18	HKD	(33,585)	(4,327)	2
USD/IDR	MSC	10/05/17	IDR	(35,136,133)	(2,608)	(10)
USD/IDR	DUB	10/10/17	IDR	(22,847,725)	(1,695)	32
USD/IDR	UBS	10/10/17	IDR	(3,143,981)	(233)	5
USD/IDR	DUB	10/16/17	IDR	(21,737,124)	(1,612)	6
USD/IDR	JPM	10/18/17	IDR	(34,655,678)	(2,570)	38
USD/INR	BNP	10/10/17	INR	(111,046)	(1,698)	36
USD/INR	CIT	10/18/17	INR	(62,878)	(961)	18
USD/INR	DUB	10/18/17	INR	(110,017)	(1,681)	29
USD/INR	SCB	10/18/17	INR	(111,852)	(1,709)	31
USD/INR	UBS	10/18/17	INR	(146,488)	(2,238)	45
USD/INR	SCB	10/25/17	INR	(111,836)	(1,707)	15
USD/INR	MSC	10/26/17	INR	(57,252)	(874)	(2)
USD/INR	MSC	11/03/17	INR	(118,034)	(1,800)	(14)
USD/KRW	MSC	10/02/17	KRW	(3,180,498)	(2,777)	12
USD/KRW	HSB	10/10/17	KRW	(1,589,606)	(1,388)	13
USD/KRW	MSC	10/10/17	KRW	(5,331,451)	(4,654)	(6)
USD/KRW	MSC	10/10/17	KRW	(4,843,187)	(4,229)	5
USD/KRW	DUB	10/12/17	KRW	(394,200)	(344)	4
USD/KRW	MSC	10/12/17	KRW	(394,015)	(344)	4
USD/KRW	UBS	10/12/17	KRW	(3,238,119)	(2,828)	37
USD/KRW	HSB	10/25/17	KRW	(382,850)	(334)	3
USD/KRW	SCB	10/25/17	KRW	(986,843)	(862)	9
USD/KRW	MSC	11/10/17	KRW	(4,809,638)	(4,201)	(13)
USD/MXN	MSC	10/06/17	MXN	(9,822)	(539)	9
USD/MXN	BOA	12/20/17	MXN	(9,410)	(510)	13
USD/MXN	CIT	12/20/17	MXN	(53,015)	(2,875)	67
USD/MXN	DUB	12/20/17	MXN	(6,236)	(338)	8
USD/MXN	MSC	12/20/17	MXN	(21,964)	(1,191)	21
USD/MXN	RBS	12/20/17	MXN	(27,955)	(1,516)	36
USD/MYR	MSC	12/08/17	MYR	(5,144)	(1,215)	6
USD/PEN	BNP	10/10/17	PEN	(2,403)	(736)	8
USD/PEN	DUB	12/14/17	PEN	(7,242)	(2,211)	10
USD/PHP	JPM	10/10/17	PHP	(39,205)	(771)	(1)
USD/PHP	DUB	10/19/17	PHP	(44,452)	(874)	(6)
USD/PHP	DUB	10/20/17	PHP	(44,360)	(872)	(4)
USD/PHP	JPM	10/26/17	PHP	(43,913)	(863)	3
USD/PHP	MSC	10/26/17	PHP	(43,855)	(862)	(4)
USD/PHP	MSC	10/26/17	PHP	(44,298)	(871)	1
USD/PHP	MSC	11/02/17	PHP	(17,304)	(340)	—
USD/RON	MSC	12/20/17	RON	(883)	(227)	(1)
USD/RUB	HSB	10/12/17	RUB	(43,403)	(753)	(25)
USD/RUB	MSC	10/12/17	RUB	(10,908)	(189)	(9)
USD/RUB	HSB	10/13/17	RUB	(64,081)	(1,111)	(63)
USD/RUB	MSC	10/13/17	RUB	(110,071)	(1,909)	(111)
USD/RUB	MSC	12/14/17	RUB	(328,909)	(5,641)	(56)
USD/RUB	MSC	12/14/17	RUB	(137,313)	(2,355)	9
USD/SGD	SCB	11/08/17	SGD	(728)	(537)	3
USD/SGD	BNP	12/20/17	SGD	(4,713)	(3,478)	36
USD/SGD	DUB	12/20/17	SGD	(2,340)	(1,726)	10
USD/SGD	MSC	12/20/17	SGD	(5,209)	(3,844)	(21)
USD/THB	MSC	10/11/17	THB	(28,591)	(857)	1
USD/THB	DUB	10/19/17	THB	(42,910)	(1,287)	4
USD/TRY	DUB	12/20/17	TRY	(1,239)	(340)	6
USD/TRY	HSB	12/20/17	TRY	(1,231)	(337)	11
USD/TRY	JPM	12/20/17	TRY	(1,246)	(342)	4
USD/TRY	MSC	12/20/17	TRY	(1,170)	(321)	(2)
USD/TRY	MSC	12/20/17	TRY	(12,572)	(3,447)	32
USD/TRY	RBS	12/20/17	TRY	(6,847)	(1,878)	27
USD/TRY	WBC	12/20/17	TRY	(3,091)	(848)	23
USD/TWD	MSC	10/02/17	TWD	(22,087)	(728)	—
USD/TWD	SCB	10/02/17	TWD	(69,298)	(2,285)	34
USD/TWD	MSC	10/05/17	TWD	(25,903)	(854)	(3)
USD/TWD	HSB	10/19/17	TWD	(10,435)	(344)	3
USD/TWD	BNP	10/20/17	TWD	(91,151)	(3,008)	(23)
USD/TWD	BNP	10/20/17	TWD	(130,340)	(4,302)	34
USD/TWD	DUB	10/20/17	TWD	(109,697)	(3,621)	12
USD/TWD	HSB	10/20/17	TWD	(10,475)	(346)	2
USD/TWD	JPM	10/20/17	TWD	(75,813)	(2,502)	7
USD/TWD	UBS	10/20/17	TWD	(65,276)	(2,154)	10
USD/TWD	HSB	10/23/17	TWD	(10,411)	(344)	2
USD/TWD	SCB	10/23/17	TWD	(24,388)	(805)	6
USD/TWD	UBS	10/23/17	TWD	(26,050)	(860)	6
USD/TWD	WBC	10/23/17	TWD	(78,350)	(2,587)	10
USD/TWD	MSC	10/26/17	TWD	(80,770)	(2,667)	7
USD/TWD	MSC	10/31/17	TWD	(54,327)	(1,794)	(8)
USD/ZAR	MSC	12/20/17	ZAR	(5,426)	(396)	—
ZAR/USD	BNP	12/20/17	ZAR	16,652	1,214	(59)
ZAR/USD	CIT	12/20/17	ZAR	14,021	1,023	(27)
ZAR/USD	MSC	12/20/17	ZAR	11,850	864	(15)
ZAR/USD	MSC	12/20/17	ZAR	37,817	2,757	6
ZAR/USD	WBC	12/20/17	ZAR	41,750	3,044	(77)
					$3,306	$(1,963)

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7-Day China Fixing Repo Rate, pays quarterly	Paying	BCL	2.80%	12/21/21	CNY	9,290	$(11)	$(42)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

7-Day China Fixing Repo Rate, pays quarterly	Paying	BCL	2.80%	12/21/21	CNY	10,060	(2)	(54)
7-Day China Fixing Repo Rate, pays quarterly	Paying	BOA	4.00%	06/21/22	CNY	12,740	(7)	25
7-Day China Fixing Repo Rate, pays quarterly	Paying	CGM	2.80%	12/21/21	CNY	5,100	(3)	(26)
7-Day China Fixing Repo Rate, pays quarterly	Paying	CGM	3.60%	03/15/22	CNY	3,160	(9)	5
7-Day China Fixing Repo Rate, pays quarterly	Paying	JPM	3.60%	03/15/22	CNY	6,610	(3)	(4)
Bloomberg Thailand 6-Month Reference Rate, pays semi-annually	Paying	CGM	1.55%	06/15/19	THB	146,040	(9)	21
Bloomberg Thailand 6-Month Reference Rate, pays semi-annually	Paying	CGM	1.90%	02/04/21	THB	71,910	—	21
Bloomberg Thailand 6-Month Reference Rate, pays semi-annually	Paying	CGM	1.82%	02/15/21	THB	31,420	—	7
Bloomberg Thailand 6-Month Reference Rate, pays semi-annually	Paying	CSI	1.83%	02/16/21	THB	41,040	—	9
Brazil Interbank Deposit Rate, pays monthly	Receiving	BOA	11.72%	01/02/19	BRL	9,800	—	(149)
Brazil Interbank Deposit Rate, pays monthly	Paying	BOA	11.66%	01/04/21	BRL	4,410	—	96
Brazil Interbank Deposit Rate, pays monthly	Paying	BOA	11.59%	01/04/21	BRL	5,880	—	124
Brazil Interbank Deposit Rate, pays monthly	Paying	CGM	14.46%	01/02/18	BRL	5,870	—	77
Brazil Interbank Deposit Rate, pays monthly	Paying	CGM	12.52%	01/02/19	BRL	5,620	—	78
Brazil Interbank Deposit Rate, pays monthly	Paying	CGM	12.65%	01/02/19	BRL	8,770	—	160
Brazil Interbank Deposit Rate, pays monthly	Receiving	CGM	8.77%	01/02/19	BRL	7,280	—	(30)
Brazil Interbank Deposit Rate, pays monthly	Receiving	CGM	9.79%	01/02/19	BRL	4,450	—	(33)
Brazil Interbank Deposit Rate, pays monthly	Paying	CGM	9.85%	01/02/20	BRL	3,100	—	29
Brazil Interbank Deposit Rate, pays monthly	Paying	CGM	10.01%	01/02/20	BRL	5,780	—	59
Brazil Interbank Deposit Rate, pays monthly	Paying	CGM	9.12%	01/02/20	BRL	13,100	—	72
Brazil Interbank Deposit Rate, pays monthly	Paying	CGM	9.83%	01/04/21	BRL	4,800	—	38
Brazil Interbank Deposit Rate, pays monthly	Paying	CSI	11.12%	01/02/18	BRL	6,120	—	(69)
Brazil Interbank Deposit Rate, pays monthly	Paying	DUB	11.35%	01/02/19	BRL	18,760	—	242
Brazil Interbank Deposit Rate, pays monthly	Paying	DUB	10.56%	01/04/21	BRL	7,420	—	107
Brazil Interbank Deposit Rate, pays monthly	Receiving	DUB	10.95%	01/04/21	BRL	12,210	—	(213)
Brazil Interbank Deposit Rate, pays monthly	Receiving	DUB	13.93%	01/04/21	BRL	13,640	—	(543)
Brazil Interbank Deposit Rate, pays monthly	Paying	DUB	14.56%	01/02/23	BRL	900	—	46
Brazil Interbank Deposit Rate, pays monthly	Paying	DUB	12.27%	01/02/23	BRL	1,190	—	34
Brazil Interbank Deposit Rate, pays monthly	Paying	DUB	14.25%	01/02/23	BRL	1,800	—	87
Brazil Interbank Deposit Rate, pays monthly	Paying	DUB	10.07%	01/02/23	BRL	5,150	—	40
Brazil Interbank Deposit Rate, pays monthly	Receiving	DUB	13.86%	01/02/23	BRL	4,380	—	(195)
Brazil Interbank Deposit Rate, pays monthly	Receiving	DUB	14.20%	01/02/23	BRL	4,430	—	(212)
Brazil Interbank Deposit Rate, pays monthly	Paying	DUB	14.34%	01/02/25	BRL	1,741	—	90
Brazil Interbank Deposit Rate, pays monthly	Receiving	DUB	12.34%	01/02/25	BRL	6,810	—	(189)
Brazil Interbank Deposit Rate, pays monthly	Paying	JPM	9.87%	01/02/20	BRL	5,120	—	48
Brazil Interbank Deposit Rate, pays monthly	Paying	JPM	10.20%	01/02/20	BRL	5,745	—	71
Brazil Interbank Deposit Rate, pays monthly	Paying	MSC	12.61%	01/02/19	BRL	1,070	—	19
Brazil Interbank Deposit Rate, pays monthly	Paying	MSC	14.08%	01/02/19	BRL	12,130	—	330
Brazil Interbank Deposit Rate, pays monthly	Paying	MSC	11.87%	01/04/21	BRL	2,640	—	62
Brazil Interbank Deposit Rate, pays monthly	Paying	MSC	16.15%	01/04/21	BRL	8,720	—	515
Brazil Interbank Deposit Rate, pays monthly	Receiving	MSC	11.41%	01/04/21	BRL	5,650	—	(62)
Brazil Interbank Deposit Rate, pays monthly	Receiving	MSC	11.74%	01/04/21	BRL	9,930	—	(226)
Colombian Interbank Rate, pays quarterly	Receiving	CSI	5.11%	04/15/19	COP	6,436,410	—	(11)
Colombian Interbank Rate, pays quarterly	Receiving	CSI	6.06%	05/02/24	COP	980,390	—	(8)
Colombian Interbank Rate, pays quarterly	Receiving	JPM	5.19%	04/22/19	COP	3,198,610	—	(7)
Colombian Interbank Rate, pays quarterly	Paying	MSC	6.06%	05/02/24	COP	980,390	(2)	10
Mexican Interbank Rate, pays monthly	Paying	DUB	8.70%	06/11/27	MXN	75,500	—	172
Mexican Interbank Rate, pays monthly	Receiving	JPM	5.18%	10/02/17	MXN	40,000	—	4
Mexican Interbank Rate, pays monthly	Receiving	JPM	6.15%	05/28/24	MXN	15,700	—	36
Mumbai Interbank Offered Rate, pays semi-annually	Receiving	BOA	6.25%	12/20/22	INR	101,070	(4)	6
Mumbai Interbank Offered Rate, pays semi-annually	Receiving	JPM	6.25%	12/20/22	INR	85,520	(3)	5
							$(53)	$672

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
People's Republic of China, 4.25%, 10/28/14, pays quarterly	BCL	N/A	1.00%	03/20/19	$540	$(7)	$(2)	$(5)
OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	BCL	N/A	1.00	03/20/19	270	(3)	(1)	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

People's Republic of China, 4.25%, 10/28/14, pays quarterly	BCL	N/A	1.00	03/20/19	170	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	230	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	560	(7)	(5)	(2)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	750	(9)	(4)	(5)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	810	(10)	(5)	(5)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	560	(7)	(4)	(3)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	560	(7)	(5)	(2)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	420	(5)	(3)	(2)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	660	(8)	(5)	(3)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	1,320	(16)	(3)	(13)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	850	(10)	(1)	(9)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	130	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	1,120	(14)	(3)	(11)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	350	(4)	(1)	(3)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	03/20/19	800	(10)	(3)	(7)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	JPM	N/A	1.00	03/20/19	490	(6)	(2)	(4)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	JPM	N/A	1.00	03/20/19	510	(6)	(2)	(4)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	150	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	140	(2)	(1)	(1)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	1,240	(17)	(7)	(10)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	520	(7)	(5)	(2)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	620	(8)	(8)	—
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	750	(11)	(12)	1
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	1,130	(15)	(7)	(8)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	660	(9)	(3)	(6)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	1,040	(14)	(3)	(11)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	3,770	(52)	—	(52)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	220	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	920	(12)	(5)	(7)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	560	(8)	(4)	(4)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	340	(5)	(2)	(3)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CGM	N/A	1.00	06/20/19	230	(3)	(1)	(2)
People's Republic of China, 4.25%, 10/28/14, pays quarterly	CIT	N/A	1.00	06/20/19	410	(5)	(4)	(1)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	12/20/19	3,520	(59)	(32)	(27)
OTC Credit Default Swap Agreements (continued)
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	BOA	N/A	1.00	12/20/20	2,170	(44)	24	(68)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

People's Republic of China, 7.50%, 10/28/27, pays quarterly	BOA	N/A	1.00	12/20/20	970	(20)	14	(34)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	BOA	N/A	1.00	12/20/20	550	(11)	3	(14)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CGM	N/A	1.00	12/20/20	630	(13)	3	(16)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CGM	N/A	1.00	12/20/20	1,770	(35)	16	(51)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CGM	N/A	1.00	12/20/20	90	(2)	1	(3)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CGM	N/A	1.00	12/20/20	990	(20)	12	(32)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CGM	N/A	1.00	12/20/20	740	(15)	9	(24)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CGM	N/A	1.00	12/20/20	3,080	(62)	40	(102)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CGM	N/A	1.00	12/20/20	540	(11)	4	(15)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CGM	N/A	1.00	12/20/20	90	(2)	1	(3)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CGM	N/A	1.00	12/20/20	950	(19)	10	(29)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CIT	N/A	1.00	12/20/20	340	(7)	4	(11)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	12/20/20	760	(15)	4	(19)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	12/20/20	2,720	(55)	34	(89)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	12/20/20	1,130	(23)	15	(38)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	12/20/20	990	(20)	12	(32)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	BCL	N/A	1.00	06/20/21	330	(7)	3	(10)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CIT	N/A	1.00	06/20/21	520	(11)	—	(11)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CIT	N/A	1.00	06/20/21	220	(5)	2	(7)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CIT	N/A	1.00	06/20/21	1,710	(35)	18	(53)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	DUB	N/A	1.00	06/20/21	300	(6)	—	(6)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	DUB	N/A	1.00	06/20/21	1,520	(31)	16	(47)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	06/20/21	510	(11)	—	(11)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	CIT	N/A	1.00	06/20/22	820	(16)	(12)	(4)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	06/20/22	780	(16)	(13)	(3)
People's Republic of China, 7.50%, 10/28/27, pays quarterly	JPM	N/A	1.00	06/20/22	120	(2)	(1)	(1)
					$52,660	$(882)	$71	$(953)

OTC Non-Deliverable Bond Forward Contracts
Reference Entity	Counterparty	Expiration	Notional†		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Egypt Treasury Bill, 0.00%, 02/06/18, pays annually	CGM	02/08/18	EGP	14,250	$690	$68
Egypt Treasury Bill, 0.00%, 03/06/18, pays annually	CGM	03/08/18	EGP	5,075	246	21
Republic of Columbia Treasury Bond, 7.50%, 10/05/17, pays annually	DUB	10/05/17	COP	8,067,900	—	24
					$936	$113

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 90.6%
Argentina 1.1%
Grupo Financiero Galicia SA - Class B - ADR	88	$4,536
Brazil 4.4%
Itau Unibanco Holding SA - ADR	1,284	17,589
Cayman Islands 1.1%
Noah Holdings Ltd. - Class A - ADS (a)	52	1,678
ZTO Express Cayman Inc. - ADR (a)	187	2,623
		4,301
Chile 1.0%
Enersis Americas SA - ADR	388	3,964
China 20.2%
Alibaba Group Holding Ltd. - ADS (a)	133	23,036
Baidu.com - Class A - ADR (a)	33	8,154
China Mobile Ltd. - ADR	70	3,540
CITIC Securities Co. Ltd. - Class H	1,026	2,260
Ctrip.com International Ltd. - ADR (a)	75	3,947
JD.com Inc. - Class A - ADR (a)	374	14,281
Tencent Holdings Ltd.	581	25,145
		80,363
Hong Kong 7.4%
AIA Group Ltd.	1,807	13,383
China Gas Holdings Ltd.	2,655	7,972
China Resources Gas Group Ltd.	802	2,802
Chow Tai Fook Jewellery Group Ltd.	1,747	2,098
Hang Seng Bank Ltd.	137	3,353
		29,608
Hungary 0.9%
Richter Gedeon Nyrt	151	3,761
India 5.4%
HDFC Bank Ltd. - ADR	183	17,662
Reliance Industries Ltd. - GDR	157	3,740
		21,402
Indonesia 2.5%
Telekomunikasi Indonesia Persero Tbk PT - ADR	285	9,766
Mexico 5.7%
Fomento Economico Mexicano SAB de CV - ADR	25	2,388
Grupo Aeroportuario del Pacifico SAB de CV - ADR	44	4,492
Grupo Aeroportuario del Sureste SAB de CV - Class B - ADR	30	5,678
Infraestructura Energetica Nova SAB de CV - Class I	1,088	6,093
Wal-Mart de Mexico SAB de CV	1,687	3,864
		22,515
	Shares/Par†	Value
Netherlands 2.5%
Heineken NV	99	9,793
Peru 1.0%
Credicorp Ltd.	20	4,012
Russian Federation 12.0%
Alrosa AO	4,788	6,846
MMC Norilsk Nickel OJSC	31	5,326
Moscow Exchange MICEX-RTS OAO	2,356	4,733
Sberbank of Russia - ADR	1,139	16,253
TCS Group Holding Plc - GDR	251	4,133
X5 Retail Group NV - GDR (a)	101	4,552
Yandex NV - Class A (a)	179	5,895
		47,738
Singapore 2.0%
DBS Group Holdings Ltd.	517	7,941
South Africa 1.0%
Discover Ltd.	369	3,837
South Korea 6.2%
Samsung Electronics Co. Ltd. - GDR	22	24,722
Taiwan 4.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	440	16,535
United Kingdom 4.6%
British American Tobacco Plc	223	13,943
Severstal PJSC - GDR	287	4,298
		18,241
United States of America 7.4%
Lam Research Corp.	56	10,366
MercadoLibre Inc.	42	11,007
Nvidia Corp.	44	7,910
		29,283
Total Common Stocks (cost $360,615)		359,907
SHORT TERM INVESTMENTS 9.9%
Investment Companies 9.9%
JNL Government Money Market Fund - Institutional Class, 0.89% (b) (c)	39,300	39,300
Total Short Term Investments (cost $39,300)		39,300
Total Investments 100.5% (cost $399,915)		399,207
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.5)%		(1,901)
Total Net Assets 100.0%		$397,309

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ZAR/USD	SSB	10/02/17	ZAR	25,553	$1,887	$3
					$1,887	$3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 93.9%
China 2.4%
Baidu.com - Class A - ADR (a)	103	$25,580
France 6.5%
BNP Paribas SA	624	50,417
Danone SA	227	17,843
Kering SA	7	2,620
		70,880
Germany 10.1%
Allianz SE	208	46,836
Daimler AG	712	56,892
Indus Holding AG (b)	76	5,604
		109,332
Italy 4.1%
CNH Industrial NV	3,700	44,479
Japan 5.8%
Daiwa Securities Group Inc. (b)	2,834	16,078
Toyota Motor Corp. (b)	781	46,567
		62,645
Mexico 2.6%
Grupo Televisa SAB - ADR	1,160	28,615
Netherlands 1.7%
Koninklijke Philips Electronics NV	453	18,702
South Africa 0.3%
Hosken Consolidated Investments Ltd. (b)	359	3,471
South Korea 0.1%
Samsung Electronics Co. Ltd.	—	752
Sweden 0.0%
Atlas Copco AB - Class B	12	472
Switzerland 19.5%
Cie Financiere Richemont SA	269	24,642
Credit Suisse Group AG	3,336	52,881
Glencore Plc	9,955	45,602
HBM Healthcare Investments AG - Class A (b)	76	9,055
Julius Baer Group Ltd.	627	37,152
Kuehne & Nagel International AG	84	15,646
LafargeHolcim Ltd.	458	26,802
		211,780
United Kingdom 11.2%
Aon Plc - Class A	82	11,982
Apax Global Alpha Ltd. (b)	1,322	2,677
Diageo Plc	530	17,415

	Shares/Par†	Value
Experian Plc	930	18,658
HarbourVest Global Private Equity Ltd. (a) (b)	443	7,186
Riverstone Energy Ltd. (a) (b)	211	3,468
Standard Life Private Equity Trust (b)	451	2,066
Willis Towers Watson Plc	183	28,262
WPP Plc	1,650	30,596
		122,310
United States of America 29.6%
Alphabet Inc. - Class A (a)	30	29,573
American International Group Inc.	410	25,138
Baxter International Inc.	199	12,487
Caterpillar Inc.	82	10,254
Charter Communications Inc. - Class A (a)	63	22,740
Citigroup Inc.	378	27,507
General Electric Co.	1,402	33,910
General Motors Co.	764	30,829
HCA Healthcare Inc. (a)	385	30,654
JPMorgan Chase & Co.	81	7,734
Liberty Global Plc - Class A (a)	66	2,248
Liberty Global Plc - Class C (a)	518	16,924
Moody's Corp.	100	13,921
Oracle Corp.	418	20,229
Priceline Group Inc. (a)	4	8,034
Wells Fargo & Co.	540	29,780
		321,962
Total Common Stocks (cost $967,174)		1,020,980
INVESTMENT COMPANIES 1.2%
Guernsey 0.2%
NB Private Equity Partners Ltd. - Class A (b)	172	2,290
United Kingdom 1.0%
HgCapital Trust Plc (b)	495	10,841
Total Investment Companies (cost $10,901)		13,131
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	12,000	12,000
Total Short Term Investments (cost $12,000)		12,000
Total Investments 96.2% (cost $990,075)		1,046,111
Other Derivative Instruments 0.0%		127
Other Assets and Liabilities, Net 3.8%		41,373
Total Net Assets 100.0%		$1,087,611

(a) Non-income producing security.

(b) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/CHF	SSB	03/21/18	CHF	(22,529)	$(23,547)	$127
					$(23,547)	$127

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Invesco China-India Fund
COMMON STOCKS 98.1%
China 43.7%
Alibaba Group Holding Ltd. - ADS (a)	307	$53,031
Asia Cement China Holdings Corp.	516	182
Autohome Inc. - Class A - ADR (a) (b)	187	11,235
Baidu.com - Class A - ADR (a)	47	11,548
Beijing Enterprises Holdings Ltd.	1,013	5,464
Changyou.com Ltd. - Class A - ADS (a) (b)	196	7,764
China International Travel Service Corp. Ltd.	322	1,671
China Merchants Holdings International Co. Ltd.	2,358	7,297
China Mobile Ltd.	3,639	36,931
Ctrip.com International Ltd. - ADR (a)	294	15,487
ENN Energy Holdings Ltd.	1,449	10,547
Hengan International Group Co. Ltd.	1,487	13,783
Huayu Automotive Systems Co. Ltd. - Class A	3,589	12,182
JD.com Inc. - Class A - ADR (a)	312	11,918
New Oriental Education & Technology Group - ADR (a)	106	9,380
Pou Sheng International Holdings Ltd. (b)	18,560	3,404
Qingdao Port International Co. Ltd. (c)	898	573
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	189	50
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	8,404	5,961
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - Class H	270	138
Shanghai Jinjiang International Hotels Development Co. Ltd. - Class B	439	1,063
Sun Art Retail Group Ltd.	11,639	10,827
Tencent Holdings Ltd.	1,431	61,977
Tingyi Cayman Islands Holding Corp.	6,862	10,347
Zhuzhou CSR Times Electric Co. Ltd. - Class H	2,072	11,630
		314,390
Hong Kong 6.5%
Ajisen China Holdings Ltd.	7,080	3,220
CIMC Enric Holdings Ltd. (a)	6,096	4,007
FIH Mobile Ltd.	2,735	866
Goodbaby International Holdings Ltd.	3,359	1,854
Microport Scientific Corp.	2,676	2,470
Minth Group Ltd.	1,114	5,845
Sino Biopharmaceutical	8,996	9,551
SmarTone Telecommunications Holding Ltd.	2,390	2,872
Stella International Holdings Ltd.	2,736	4,787
Towngas China Co. Ltd.	5,584	3,925
Uni-President China Holdings Ltd.	5,296	5,228
Yue Yuen Industrial Holdings Ltd.	504	1,923
		46,548
India 47.9%
Ajanta Pharma Ltd.	45	783
Amara Raja Batteries Ltd.	35	381
Avenue Supermarts Ltd. (a) (c)	4	71
Bajaj Finance Ltd.	945	26,745
Balkrishna Industries Ltd.	45	1,180
Bharat Financial Inclusion Ltd. (a) (d)	520	7,592
Bharat Forge Ltd.	1,300	11,761
Bharat Petroleum Corp. Ltd.	1,875	13,548
Britannia Industries Ltd.	176	11,713
CCL Products India Ltd.	495	2,341
Cholamandalam Investment and Finance Co. Ltd.	660	11,078
Coromandel International Ltd.	150	998
Eicher Motors Ltd.	42	20,225
Future Retail Ltd. (a)	1,395	11,244
Godrej Consumer Products Ltd.	310	4,369
HDFC Bank Ltd. (d)	880	24,400
Himatsingka Seide Ltd.	1,156	5,836
Housing Development Finance Corp.	580	15,501
Indian Oil Corp. Ltd.	1,080	6,645
IndusInd Bank Ltd.	1,015	26,223
Infosys Ltd.	120	1,660
ITC Ltd.	850	3,371
Jubilant Life Sciences Ltd.	805	8,151
Kajaria Ceramics Ltd.	952	10,379
Kansai Nerolac Paints Ltd.	1,365	10,153
	Shares/Par†	Value
Kotak Mahindra Bank Ltd.	350	5,388
Manpasand Beverages Ltd.	1,135	8,116
Marico Ltd.	1,675	7,983
Maruti Suzuki India Ltd.	135	16,577
Max Financial Services Ltd.	735	6,649
PI Industries Ltd.	50	569
Pidilite Industries Ltd.	652	7,943
Piramal Healthcare Ltd.	130	5,233
PNB Housing Finance Ltd. (c)	505	11,458
Ramco Cements Ltd.	770	8,178
SRF Ltd.	128	3,040
Supreme Industries Ltd.	612	10,337
Yes Bank Ltd.	3,200	17,220
		345,039
Total Common Stocks (cost $537,940)		705,977
SHORT TERM INVESTMENTS 3.7%
Investment Companies 1.8%
JNL Government Money Market Fund - Institutional Class, 0.89% (e) (f)	12,522	12,522
Securities Lending Collateral 1.9%
Securities Lending Cash Collateral Fund LLC, 1.02% (e) (f)	13,852	13,852
Total Short Term Investments (cost $26,374)		26,374
Total Investments 101.8% (cost $564,314)		732,351
Other Assets and Liabilities, Net (1.8)%		(12,849)
Total Net Assets 100.0%		$719,502

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $12,102 and 1.7%, respectively.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 92.0%
Consumer Discretionary 7.9%
Accor SA	80	$3,985
Coach Inc.	132	5,308
Darden Restaurants Inc.	43	3,367
Harley-Davidson Inc.	136	6,559
Newell Brands Inc.	113	4,833
Target Corp.	157	9,241
Time Warner Inc.	36	3,653
TJX Cos. Inc.	57	4,228
		41,174
Consumer Staples 20.8%
Altria Group Inc.	117	7,428
Campbell Soup Co.	137	6,423
Coca-Cola Co.	307	13,818
Danone SA	59	4,646
General Mills Inc.	291	15,054
Heineken NV	86	8,499
Kimberly-Clark Corp.	57	6,764
Kraft Heinz Foods Co.	66	5,124
L'Oreal SA	27	5,781
Mondelez International Inc. - Class A	156	6,337
Philip Morris International Inc.	55	6,158
Procter & Gamble Co.	113	10,253
Sysco Corp.	121	6,535
Walgreens Boots Alliance Inc.	73	5,670
		108,490
Energy 7.0%
ConocoPhillips Co.	172	8,585
Royal Dutch Shell Plc - Class B	191	5,859
Suncor Energy Inc.	335	11,733
Total SA	190	10,218
		36,395
Financials 13.9%
American Express Co.	89	8,011
Cullen/Frost Bankers Inc.	40	3,783
Fifth Third Bancorp	199	5,569
Hartford Financial Services Group Inc.	264	14,640
KeyCorp	358	6,729
Legg Mason Inc.	90	3,552
M&T Bank Corp.	57	9,254
PNC Financial Services Group Inc.	51	6,858
Travelers Cos. Inc.	54	6,580
Zions Bancorp	163	7,710
		72,686
Health Care 6.9%
Bayer AG	52	7,122
Bristol-Myers Squibb Co.	155	9,877
Eli Lilly & Co.	110	9,377

	Shares/Par†	Value
Johnson & Johnson	44	5,666
Stryker Corp.	27	3,900
		35,942
Industrials 8.8%
ABB Ltd.	280	6,932
Emerson Electric Co.	105	6,618
Flowserve Corp.	167	7,114
General Dynamics Corp.	29	6,006
Pentair Plc	55	3,719
Raytheon Co.	20	3,684
Robert Half International Inc.	109	5,479
United Parcel Service Inc. - Class B	56	6,683
		46,235
Information Technology 1.3%
Automatic Data Processing Inc.	61	6,680
Materials 2.6%
Avery Dennison Corp.	34	3,376
International Paper Co.	109	6,213
Sonoco Products Co.	78	3,910
		13,499
Real Estate 1.6%
Weyerhaeuser Co.	242	8,239
Telecommunication Services 5.5%
AT&T Inc.	366	14,337
BT Group Plc	1,835	6,973
Deutsche Telekom AG	398	7,441
		28,751
Utilities 15.7%
American Electric Power Co. Inc.	102	7,184
Consolidated Edison Inc.	104	8,430
Dominion Energy Inc.	142	10,909
Duke Energy Corp.	95	7,973
Entergy Corp.	124	9,459
Exelon Corp.	351	13,233
PPL Corp.	350	13,271
Sempra Energy	55	6,219
SSE Plc	272	5,098
		81,776
Total Common Stocks (cost $478,997)		479,867
SHORT TERM INVESTMENTS 8.1%
Investment Companies 8.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (a) (b)	42,194	42,194
Total Short Term Investments (cost $42,194)		42,194
Total Investments 100.1% (cost $521,191)		522,061
Other Derivative Instruments 0.0%		106
Other Assets and Liabilities, Net (0.1)%		(415)
Total Net Assets 100.0%		$521,752

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Forward Foreign Currency Contract

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/CAD	CIB	11/17/17	CAD	(7,166)	$(5,745)	$47
USD/EUR	BOA	11/17/17	EUR	(20,084)	(23,793)	59
					$(29,538)	$106

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Invesco Global Real Estate Fund
COMMON STOCKS 98.3%
Australia 5.8%
Dexus	1,686	$12,581
Goodman Group	3,603	23,335
GPT Group	3,699	14,418
Mirvac Group	6,703	12,071
Scentre Group	8,595	26,522
Westfield Corp.	4,063	25,044
		113,971
Canada 2.6%
Allied Properties REIT	392	12,520
Canadian Apartment Properties REIT	333	9,002
Chartwell Retirement Residences	546	6,518
H&R REIT	473	8,165
Killam Apartment Real Estate Investment Trust	162	1,709
RioCan REIT	582	11,170
Smart REIT	140	3,301
		52,385
France 4.0%
Icade SA	132	11,763
Klepierre	613	24,095
Unibail-Rodamco SE	175	42,580
		78,438
Germany 3.1%
Deutsche EuroShop AG	110	4,116
LEG Immobilien AG	218	22,086
Vonovia SE	808	34,450
		60,652
Hong Kong 8.3%
CK Asset Holdings Ltd.	2,502	20,739
Hang Lung Properties Ltd.	8,267	19,659
Hongkong Land Holdings Ltd.	669	4,819
i-Cable Communications Ltd. (a)	473	15
Link REIT	2,993	24,266
New World Development Ltd.	17,038	24,525
Sun Hung Kai Properties Ltd.	2,404	39,148
Swire Properties Ltd.	4,828	16,392
Wharf Holdings Ltd.	1,668	14,890
		164,453
Ireland 0.4%
Green REIT Plc	4,768	8,521
Japan 10.7%
Activia Properties Inc.	2	9,208
Advance Residence Investment Corp.	2	5,277
AEON REIT Investment Corp.	4	4,444
Daiwa House REIT Investment Co.	1	3,490
Daiwa Office Investment Corp.	2	10,744
GLP J-REIT	10	10,613
Hulic Co. Ltd.	331	3,250
Hulic REIT Inc.	5	7,098
Japan Hotel REIT Investment Corp.	18	11,426
Japan Logistics Fund Inc.	2	3,330
Japan Real Estate Investment Corp.	3	14,981
Japan Retail Fund Investment Corp.	2	3,376
Mitsubishi Estate Co. Ltd.	2,064	35,901
Mitsui Fudosan Co. Ltd.	2,384	51,737
Nippon Building Fund Inc.	2	10,976
Nomura Real Estate Master Fund Inc.	4	5,758
Sumitomo Realty & Development Co. Ltd.	316	9,579
Tokyo Tatemono Co. Ltd.	733	9,381
		210,569
Luxembourg 1.1%
Grand City Properties SA	1,060	22,397
Malta 0.0%
BGP Holdings Plc (b) (c)	5,552	93
Netherlands 0.0%
Wereldhave NV	2	72
Singapore 2.2%
Ascendas REIT	3,470	6,809
	Shares/Par†	Value
Capitaland Commercial Trust	3,274	3,996
CapitaMall Trust	7,400	10,915
City Developments Ltd.	2,506	20,962
Mapletree Industrial Trust	929	1,285
		43,967
Spain 1.3%
Inmobiliaria Colonial SA	1,146	11,388
Merlin Properties Socimi SA	970	13,452
		24,840
Sweden 1.4%
Castellum AB	686	10,772
Hufvudstaden AB - Class A	340	5,812
Wihlborgs Fastigheter AB	416	10,172
		26,756
Switzerland 1.0%
Swiss Prime Site AG	227	20,443
United Kingdom 5.0%
Big Yellow Group Plc	849	8,631
Derwent London Plc	288	10,783
Great Portland Estates Plc	1,429	11,696
Hansteen Holdings Plc	3,864	7,149
Land Securities Group Plc	1,309	17,056
Segro Plc	2,337	16,797
Tritax Big Box REIT Plc	4,810	9,179
Unite Group Plc	1,891	17,431
		98,722
United States of America 51.4%
Acadia Realty Trust	294	8,403
American Campus Communities Inc.	312	13,770
American Homes For Rent - Class A	948	20,571
American Tower Corp.	36	4,922
Apple Hospitality REIT Inc.	872	16,480
AvalonBay Communities Inc.	136	24,317
Boston Properties Inc.	412	50,587
Brandywine Realty Trust	700	12,250
Brixmor Property Group Inc.	884	16,626
Brookdale Senior Living Inc. (a)	390	4,135
Columbia Property Trust Inc.	311	6,773
Cousins Properties Inc.	2,205	20,599
Crown Castle International Corp.	58	5,777
EastGroup Properties Inc.	57	4,990
Education Realty Trust Inc.	345	12,393
Equinix Inc.	27	12,155
Equity Residential Properties Inc.	888	58,519
Essex Property Trust Inc.	139	35,321
Extra Space Storage Inc.	184	14,672
Federal Realty Investment Trust	174	21,574
GGP Inc.	1,064	22,092
HCP Inc.	382	10,633
Healthcare Realty Trust Inc.	899	29,068
Hilton Worldwide Holdings Inc.	148	10,251
Host Hotels & Resorts Inc.	1,160	21,446
Hudson Pacific Properties Inc.	1,023	34,317
Invitation Homes Inc. (d)	763	17,288
Kilroy Realty Corp.	170	12,082
Kimco Realty Corp.	427	8,349
Liberty Property Trust	651	26,746
Macerich Co.	448	24,600
Mid-America Apartment Communities Inc.	85	9,079
National Health Investors Inc.	102	7,874
National Retail Properties Inc.	229	9,538
Paramount Group Inc.	633	10,125
Park Hotels & Resorts Inc.	420	11,580
Pebblebrook Hotel Trust	228	8,224
Physicians Realty Trust	271	4,801
ProLogis Inc.	873	55,414
Public Storage	253	54,141
QTS Realty Trust Inc. - Class A	427	22,363
Rayonier Inc.	30	862
Realty Income Corp.	417	23,843
Regency Centers Corp.	122	7,595
Retail Opportunity Investments Corp.	355	6,754
RLJ Lodging Trust	232	5,105

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
SBA Communications Corp. (a)	28	4,012
Simon Property Group Inc.	463	74,556
SL Green Realty Corp.	109	11,081
Sun Communities Inc.	243	20,835
Terreno Realty Corp	199	7,207
Ventas Inc.	195	12,684
Vornado Realty Trust	423	32,501
Washington REIT	465	15,224
Welltower Inc.	254	17,857
		1,014,961
Total Common Stocks (cost $1,926,354)		1,941,240
RIGHTS 0.0%
Singapore 0.0%
CapitaLand Commercial Trust (a) (e)	562	121
Total Rights (cost $0)		121
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 0.89% (f) (g)	23,102	23,102
	Shares/Par†	Value
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (g)	6,822	6,822
Total Short Term Investments (cost $29,924)		29,924
Total Investments 99.8% (cost $1,956,278)		1,971,285
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net 0.2%		3,263
Total Net Assets 100.0%		$1,974,554

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) All or portion of the security was on loan.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
JPY/USD	GSC	10/02/17	JPY	102,949	$915	$5
SGD/USD	CIT	10/02/17	SGD	428	315	1
SGD/USD	BCL	10/03/17	SGD	272	200	—
USD/JPY	GSC	10/03/17	JPY	(128,367)	(1,141)	—
					$289	$6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Invesco International Growth Fund
COMMON STOCKS 90.8%
Australia 4.3%
Amcor Ltd.	2,654	$31,758
Brambles Ltd.	2,787	19,703
CSL Ltd.	104	10,948
		62,409
Brazil 6.2%
B3 SA	3,565	26,868
Banco Bradesco SA - ADR	2,276	25,198
Cielo SA	3,195	22,125
Kroton Educacional SA	2,607	16,439
		90,630
Canada 8.8%
Canadian National Railway Co.	191	15,858
Cenovus Energy Inc.	1,230	12,328
CGI Group Inc. - Class A (a)	711	36,874
Fairfax Financial Holdings Ltd.	22	11,628
Great-West Lifeco Inc.	425	12,237
PrairieSky Royalty Ltd. (b)	644	16,467
Suncor Energy Inc.	669	23,456
		128,848
China 2.5%
Baidu.com - Class A - ADR (a)	52	12,876
Kweichow Moutai Co. Ltd. - Class A	297	23,111
		35,987
Denmark 1.7%
Carlsberg A/S - Class B	233	25,490
France 4.4%
Cie Generale d'Optique Essilor International SA	117	14,520
Pernod-Ricard SA	116	16,034
Schneider Electric SE (a)	386	33,625
		64,179
Germany 9.9%
Allianz SE	133	29,936
Deutsche Boerse AG	370	40,123
Deutsche Post AG	472	21,042
GEA Group AG	262	11,935
ProSiebenSat.1 Media SE	12	396
SAP SE	369	40,511
		143,943
Hong Kong 3.5%
CK Hutchison Holdings Ltd.	2,451	31,378
Galaxy Entertainment Group Ltd.	2,874	20,306
		51,684
Israel 0.7%
Teva Pharmaceutical Industries Ltd. - ADR	585	10,292
Italy 1.1%
Intesa Sanpaolo SpA	4,544	16,113
Japan 6.1%
Fanuc Ltd.	55	11,047
Japan Tobacco Inc.	725	23,740
Kao Corp.	209	12,338
Keyence Corp.	23	12,132
Komatsu Ltd.	277	7,869
Yahoo! Japan Corp. (b)	4,439	21,113
		88,239
Mexico 2.6%
Fomento Economico Mexicano SAB de CV - ADR	303	28,982
Grupo Televisa SAB - ADR	380	9,382
		38,364
Netherlands 4.9%
ING Groep NV	610	11,293
Royal Dutch Shell Plc - Class B	375	11,543
Unilever NV - CVA	421	24,903
Wolters Kluwer NV	502	23,204
		70,943
Singapore 3.8%
Broadcom Ltd.	141	34,114
	Shares/Par†	Value
United Overseas Bank Ltd.	1,270	22,034
		56,148
South Korea 2.6%
NHN Corp.	35	23,046
Samsung Electronics Co. Ltd.	6	14,528
		37,574
Spain 1.5%
Amadeus IT Group SA	344	22,378
Sweden 2.3%
Investor AB - Class B	633	31,297
Telefonaktiebolaget LM Ericsson - Class B	477	2,743
		34,040
Switzerland 6.4%
Cie Financiere Richemont SA	162	14,835
Julius Baer Group Ltd.	436	25,848
Kuehne & Nagel International AG	47	8,724
Novartis AG	164	14,045
Roche Holding AG	69	17,528
UBS Group AG	702	12,023
		93,003
Taiwan 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,920	35,282
Thailand 1.7%
Kasikornbank PCL - NVDR	4,028	25,042
Turkey 1.0%
Akbank T.A.S.	5,248	13,866
United Kingdom 12.4%
British American Tobacco Plc	451	28,250
Compass Group Plc	1,236	26,205
Informa Plc	1,944	17,513
Lloyds Banking Group Plc	23,606	21,447
Next Plc	302	21,329
Relx Plc	1,667	36,566
Smith & Nephew Plc	982	17,744
Standard Life Aberdeen Plc	2,006	11,648
		180,702
Total Common Stocks (cost $1,124,675)		1,325,156
SHORT TERM INVESTMENTS 9.7%
Investment Companies 8.7%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	127,121	127,121
Securities Lending Collateral 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	14,074	14,074
Total Short Term Investments (cost $141,195)		141,195
Total Investments 100.5% (cost $1,265,870)		1,466,351
Other Assets and Liabilities, Net (0.5)%		(7,733)
Total Net Assets 100.0%		$1,458,618

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Invesco Mid Cap Value Fund
COMMON STOCKS 97.0%
Consumer Discretionary 11.3%
Advance Auto Parts Inc.	98	$9,689
Coach Inc.	303	12,212
HanesBrands Inc. (a)	401	9,874
Regal Entertainment Group - Class A (a)	815	13,038
Royal Caribbean Cruises Ltd.	159	18,831
		63,644
Energy 7.4%
Devon Energy Corp.	480	17,637
Marathon Oil Corp.	887	12,022
TechnipFMC Plc (b)	442	12,347
		42,006
Financials 27.0%
Arthur J Gallagher & Co.	267	16,463
Comerica Inc.	229	17,444
First Horizon National Corp.	306	5,867
KeyCorp	1,160	21,832
Stifel Financial Corp.	312	16,705
Voya Financial Inc.	408	16,266
Willis Towers Watson Plc	126	19,362
Wintrust Financial Corp.	233	18,239
Zions Bancorp	431	20,318
		152,496
Health Care 7.5%
AmerisourceBergen Corp.	147	12,207
HealthSouth Corp.	294	13,641
Mylan NV (b)	521	16,335
		42,183
Industrials 12.8%
Fluor Corp.	281	11,816
Ingersoll-Rand Plc	83	7,363
Johnson Controls International Plc	310	12,494
Kirby Corp. (b)	182	12,006
Ryder System Inc.	116	9,829
Textron Inc.	346	18,620
		72,128
Information Technology 13.8%
ARRIS International Plc (b)	397	11,314
Ciena Corp. (b)	709	15,582
Citrix Systems Inc. (b)	28	2,164
Diebold Nixdorf Inc. (a)	480	10,965
Keysight Technologies Inc. (b)	468	19,502
Teradata Corp. (b)	357	12,067
Zebra Technologies Corp. - Class A (b)	60	6,505
		78,099
Materials 6.3%
Bemis Co. Inc.	80	3,659
Eastman Chemical Co.	229	20,742
WR Grace & Co.	151	10,899
		35,300
Real Estate 6.7%
Forest City Realty Trust Inc. - Class A	519	13,229
Liberty Property Trust	284	11,647
Life Storage Inc.	158	12,925
		37,801
Utilities 4.2%
Edison International	145	11,187
FirstEnergy Corp.	410	12,644
		23,831
Total Common Stocks (cost $498,676)		547,488
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.0%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	16,710	16,710
	Shares/Par†	Value
Securities Lending Collateral 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	4,467	4,467
Total Short Term Investments (cost $21,177)		21,177
Total Investments 100.8% (cost $519,853)		568,665
Other Assets and Liabilities, Net (0.8)%		(4,267)
Total Net Assets 100.0%		$564,398

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 98.1%
Consumer Discretionary 11.3%
Brunswick Corp.	236	$13,193
CalAtlantic Group Inc.	282	10,319
Carter's Inc.	122	12,088
Dunkin' Brands Group Inc.	244	12,937
Five Below Inc. (a)	259	14,199
G-III Apparel Group Ltd. (a)	318	9,227
IMAX Corp. (a)	326	7,379
Jack in the Box Inc.	116	11,849
Penn National Gaming Inc. (a)	722	16,899
Pool Corp.	148	15,987
Six Flags Entertainment Corp.	204	12,416
Steven Madden Ltd. (a)	302	13,060
Texas Roadhouse Inc.	295	14,521
Urban Outfitters Inc. (a)	318	7,592
Visteon Corp. (a)	117	14,524
Wendy's Co.	848	13,175
		199,365
Consumer Staples 1.1%
Boston Beer Co. Inc. - Class A (a) (b)	51	7,981
Lancaster Colony Corp.	101	12,158
		20,139
Energy 3.7%
Centennial Resource Development Inc. - Class A (a) (b)	786	14,133
Energen Corp. (a)	276	15,111
Laredo Petroleum Holdings Inc. (a)	831	10,742
Parsley Energy Inc. - Class A (a)	475	12,510
Patterson-UTI Energy Inc.	578	12,106
		64,602
Financials 9.1%
American Equity Investment Life Holding Co.	503	14,615
American Financial Group Inc.	147	15,175
BankUnited Inc.	316	11,259
Cathay General Bancorp	391	15,731
Cullen/Frost Bankers Inc.	166	15,716
Evercore Inc. - Class A	163	13,071
Financial Engines Inc.	296	10,277
Hanover Insurance Group Inc.	60	5,845
MarketAxess Holdings Inc.	82	15,112
MB Financial Inc.	324	14,609
RLI Corp.	163	9,375
Sterling Bancorp	523	12,882
WisdomTree Investments Inc. (b)	668	6,797
		160,464
Health Care 24.0%
ACADIA Pharmaceuticals Inc. (a)	436	16,435
Agios Pharmaceuticals Inc. (a)	249	16,623
Align Technology Inc. (a)	103	19,124
Bio-Techne Corp.	129	15,643
Cantel Medical Corp.	160	15,081
Catalent Inc. (a)	340	13,558
Chemed Corp.	65	13,084
DexCom Inc. (a) (b)	165	8,077
Evolent Health Inc. - Class A (a) (b)	495	8,810
Exelixis Inc. (a)	778	18,856
GW Pharmaceuticals Plc - ADS (a) (b)	106	10,733
Halozyme Therapeutics Inc. (a)	1,151	19,993
Halyard Health Inc. (a)	328	14,773
HealthEquity Inc. (a)	429	21,694
HealthSouth Corp.	279	12,912
Hill-Rom Holdings Inc.	175	12,989
ICU Medical Inc. (a)	70	12,928
Integra LifeSciences Holdings Corp. (a)	271	13,704
Medidata Solutions Inc. (a)	142	11,083
Momenta Pharmaceuticals Inc. (a)	745	13,784
Nektar Therapeutics (a)	708	16,990
Neurocrine Biosciences Inc. (a)	268	16,394
Nevro Corp. (a)	139	12,668
NuVasive Inc. (a)	179	9,920
	Shares/Par†	Value
NxStage Medical Inc. (a)	608	16,777
Pacific Biosciences of California Inc. (a)	1,293	6,788
PerkinElmer Inc.	242	16,682
Prestige Brands Holdings Inc. (a)	215	10,769
Repligen Corp. (a)	310	11,889
Select Medical Holdings Corp. (a)	829	15,918
		424,679
Industrials 15.5%
Acuity Brands Inc.	78	13,292
AO Smith Corp.	286	17,001
Brink's Co.	240	20,217
BWX Technologies Inc.	293	16,394
Forward Air Corp.	28	1,601
ITT Inc.	321	14,233
John Bean Technologies Corp.	161	16,304
Knight-Swift Transportation Holdings Inc. - Class A (a)	558	23,194
Landstar System Inc.	137	13,674
Lincoln Electric Holdings Inc.	148	13,561
Masonite International Corp. (a)	184	12,710
Old Dominion Freight Line Inc.	158	17,453
Orbital ATK Inc.	142	18,931
Pitney Bowes Inc.	598	8,372
Timken Co.	277	13,442
TransDigm Group Inc.	52	13,223
WABCO Holdings Inc. (a)	101	14,946
Wabtec Corp. (b)	160	12,092
Watsco Inc.	78	12,632
		273,272
Information Technology 27.8%
2U Inc. (a)	224	12,568
Aspen Technology Inc. (a)	319	20,029
Booz Allen Hamilton Holding Corp. - Class A	505	18,893
Cavium Inc. (a)	194	12,808
Cognex Corp.	190	20,964
CommVault Systems Inc. (a)	288	17,520
CoStar Group Inc. (a)	74	19,916
EPAM Systems Inc. (a)	151	13,272
Euronet Worldwide Inc. (a)	192	18,228
ExlService Holdings Inc. (a)	227	13,223
Fair Isaac Corp.	138	19,406
Guidewire Software Inc. (a)	256	19,960
II-VI Inc. (a)	201	8,272
Integrated Device Technology Inc. (a)	495	13,164
Littelfuse Inc.	92	17,989
LogMeIn Inc.	118	13,026
MKS Instruments Inc.	181	17,103
Monolithic Power Systems Inc.	127	13,513
National Instruments Corp.	318	13,430
Pegasystems Inc.	148	8,506
Power Integrations Inc.	166	12,168
Proofpoint Inc. (a)	151	13,138
Q2 Holdings Inc. (a)	396	16,478
Qualys Inc. (a)	327	16,954
RealPage Inc. (a)	388	15,462
Silicon Laboratories Inc. (a)	238	19,035
Take-Two Interactive Software Inc. (a)	342	34,947
Trimble Inc. (a)	418	16,391
Ultimate Software Group Inc. (a)	87	16,412
Zebra Technologies Corp. - Class A (a)	170	18,496
		491,271
Materials 3.9%
Berry Global Group Inc. (a)	340	19,252
Ingevity Corp. (a)	228	14,238
Martin Marietta Materials Inc.	94	19,388
PolyOne Corp.	386	15,439
		68,317
Real Estate 1.7%
CubeSmart	380	9,857
Highwoods Properties Inc.	202	10,508
Physicians Realty Trust	542	9,608
		29,973
Total Common Stocks (cost $1,358,809)		1,732,082

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
SHORT TERM INVESTMENTS 2.4%
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	32,484	32,484
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	9,221	9,221
Total Short Term Investments (cost $41,705)		41,705
Total Investments 100.5% (cost $1,400,514)		1,773,787
Other Assets and Liabilities, Net (0.5)%		(8,216)
Total Net Assets 100.0%		$1,765,571

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 95.6%
Consumer Discretionary 17.1%
ARAMARK Corp.	433	$17,600
Bright Horizons Family Solutions Inc. (a)	170	14,638
Coach Inc.	302	12,148
Gildan Activewear Inc.	874	27,326
Hilton Grand Vacations Inc. (a)	357	13,780
Hilton Worldwide Holdings Inc.	415	28,831
LKQ Corp. (a)	765	27,525
Mohawk Industries Inc. (a)	203	50,269
Nordstrom Inc. (b)	289	13,622
Norwegian Cruise Line Holdings Ltd. (a)	267	14,448
O'Reilly Automotive Inc. (a)	77	16,519
Red Rock Resorts Inc. - Class A	642	14,871
Ross Stores Inc.	437	28,224
Tesla Inc. (a) (b)	27	9,107
Thor Industries Inc.	165	20,788
Ulta Beauty Inc. (a)	70	15,802
Vail Resorts Inc.	80	18,364
Wayfair Inc. - Class A (a) (b)	188	12,671
		356,533
Consumer Staples 1.2%
Casey's General Stores Inc.	117	12,806
Monster Beverage Corp. (a)	218	12,072
		24,878
Energy 2.2%
Concho Resources Inc. (a)	296	38,950
Range Resources Corp.	423	8,286
		47,236
Financials 10.1%
Affiliated Managers Group Inc.	89	16,857
Ameriprise Financial Inc.	128	18,980
Comerica Inc.	226	17,258
East West Bancorp Inc.	405	24,235
First Republic Bank	171	17,884
Lazard Ltd. - Class A	334	15,128
NASDAQ Inc.	285	22,138
Oaktree Capital Group LLC - Class A	394	18,524
S&P Global Inc.	233	36,483
TD Ameritrade Holding Corp.	493	24,063
		211,550
Health Care 13.7%
Acadia HealthCare Co. Inc. (a) (b)	519	24,783
ACADIA Pharmaceuticals Inc. (a)	275	10,359
BioMarin Pharmaceutical Inc. (a)	140	13,002
Centene Corp. (a)	178	17,258
DENTSPLY SIRONA Inc.	265	15,854
DexCom Inc. (a)	172	8,425
Edwards Lifesciences Corp. (a)	108	11,849
Exelixis Inc. (a)	317	7,674
Humana Inc.	65	15,860
Illumina Inc. (a)	178	35,398
Incyte Corp. (a)	111	12,935
Intercept Pharmaceuticals Inc. (a) (b)	115	6,680
Intuitive Surgical Inc. (a)	13	13,492
Jazz Pharmaceuticals Plc (a)	132	19,320
Kite Pharma Inc. (a)	80	14,349
Premier Inc. - Class A (a)	571	18,610
Spark Therapeutics Inc. (a)	96	8,524
Veeva Systems Inc. - Class A (a)	252	14,227
Vertex Pharmaceuticals Inc. (a)	112	16,983
		285,582
Industrials 18.4%
Acuity Brands Inc.	63	10,842
Copart Inc. (a)	606	20,814
Equifax Inc.	85	9,020
Fortive Corp.	470	33,285
Fortune Brands Home & Security Inc.	474	31,880
HEICO Corp. - Class A	217	16,503
Lennox International Inc.	177	31,660
Middleby Corp. (a)	153	19,674
	Shares/Par†	Value
Old Dominion Freight Line Inc.	228	25,072
Oshkosh Corp.	236	19,512
Southwest Airlines Co.	412	23,053
Stanley Black & Decker Inc.	213	32,202
WABCO Holdings Inc. (a)	203	29,985
Wabtec Corp. (b)	143	10,832
Waste Connections Inc.	996	69,694
		384,028
Information Technology 29.3%
Advanced Micro Devices Inc. (a) (b)	1,180	15,044
Amphenol Corp. - Class A	490	41,457
Applied Materials Inc.	336	17,487
Arista Networks Inc. (a)	124	23,436
Atlassian Corp. Plc - Class A (a)	349	12,273
Broadcom Ltd.	56	13,509
Cavium Inc. (a)	337	22,195
Corning Inc.	620	18,541
Electronic Arts Inc. (a)	281	33,163
Gartner Inc. (a)	240	29,921
Global Payments Inc.	392	37,252
GoDaddy Inc. - Class A (a)	474	20,619
GrubHub Inc. (a) (b)	147	7,725
Guidewire Software Inc. (a)	188	14,657
IPG Photonics Corp. (a)	96	17,747
Lam Research Corp.	190	35,158
Nvidia Corp.	90	16,089
Palo Alto Networks Inc. (a)	148	21,269
Paycom Software Inc. (a)	153	11,461
Proofpoint Inc. (a)	119	10,405
Red Hat Inc. (a)	236	26,185
ServiceNow Inc. (a)	271	31,886
Splunk Inc. (a)	420	27,881
Take-Two Interactive Software Inc. (a)	225	23,032
Teradyne Inc.	552	20,569
Tyler Technologies Inc. (a)	76	13,248
Vantiv Inc. - Class A (a)	459	32,318
Workday Inc. - Class A (a)	173	18,264
		612,791
Materials 2.6%
Eagle Materials Inc.	284	30,313
Vulcan Materials Co.	198	23,693
		54,006
Real Estate 1.0%
CBRE Group Inc. - Class A (a)	532	20,160
Total Common Stocks (cost $1,668,472)		1,996,764
SHORT TERM INVESTMENTS 4.5%
Investment Companies 4.2%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	88,088	88,088
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	6,171	6,171
Total Short Term Investments (cost $94,259)		94,259
Total Investments 100.1% (cost $1,762,731)		2,091,023
Other Assets and Liabilities, Net (0.1)%		(2,069)
Total Net Assets 100.0%		$2,088,954

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.2%
American Homes For Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24 (a)	4,752	$5,007
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26 (a)	3,384	3,289
BB-UBS Trust
Series 2012-A-TFT, REMIC, 2.89%, 06/05/20 (a)	5,546	5,478
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2012-XA-CR2, REMIC, 1.84%, 08/15/45 (b)	14,918	977
Countrywide Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 1.45%, (1M US LIBOR + 0.21%), 07/20/46 (b)	411	282
Series 2006-1A1A-OA17, REMIC, 1.43%, (1M US LIBOR + 0.20%), 12/20/46 (b)	696	594
Countrywide Home Equity Loan Trust
Series 2004-A-I, 1.52%, (1M US LIBOR + 0.29%), 02/15/34 (b)	136	130
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	460	480
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	9,158
GS Mortgage Securities Trust
Series 2017-A4-GS7, REMIC, 3.43%, 08/10/50	10,500	10,695
IndyMac Seconds Asset Backed Trust
Series 2006-A-A, REMIC, 1.50%, (1M US LIBOR + 0.26%), 06/25/36 (b) (c) (d)	712	113
Madison Avenue Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/10/25 (a) (b)	2,989	3,098
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 2.74%, 02/25/34 (b)	339	334
Morgan Stanley Capital I Trust
Series 2011-A3-C3, REMIC, 4.05%, 06/15/21	1,442	1,489
Morgan Stanley Mortgage Loan Trust
Series 2004-4A2-8AR, REMIC, 3.42%, 10/25/34 (b)	196	200
Nomura Asset Acceptance Corp.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34 (a)	2,224	2,132
Progress Residential Trust
Series 2015-A-SFR2, REMIC, 2.74%, 06/15/20 (a)	3,693	3,709
Series 2015-A-SFR3, REMIC, 3.07%, 11/12/20 (a)	6,521	6,609
Provident Funding Mortgage Loan Trust
Series 2005-1A1A-2, REMIC, 3.61%, 10/25/35 (b)	90	92
SACO I Inc.
Series 2006-A-6, REMIC, 1.50%, (1M US LIBOR + 0.26%), 06/25/36 (b) (c) (d)	108	227
Structured Asset Mortgage Investments Inc.
Series 2006-A1A-AR7, REMIC, 1.45%, (1M US LIBOR + 0.21%), 08/25/36 (b)	791	728
Tricon American Homes Trust
Series 2016-A-SFR1, REMIC, 2.59%, 11/17/21 (a)	5,998	5,951
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22 (a)	4,560	4,662
Vendee Mortgage Trust
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	1,208	1,401
Wells Fargo Mortgage-Backed Securities Trust
Series 2007-3A1-3, REMIC, 5.50%, 04/25/22	143	146
Wells Fargo-RBS Commercial Mortgage Trust
Series 2011-A4-C3, REMIC, 4.38%, 05/15/21 (a)	4,750	5,034
Total Non-U.S. Government Agency Asset-Backed Securities (cost $72,135)		72,015
CORPORATE BONDS AND NOTES 5.5%
Consumer Discretionary 0.3%
Time Warner Inc.
3.60%, 07/15/25	4,000	4,012
	Shares/Par†	Value
Consumer Staples 0.4%
Kimberly-Clark Corp.
2.40%, 03/01/22 (e)	700	704
PepsiCo Inc.
3.00%, 08/25/21 (e)	782	808
Procter & Gamble Co.
1.90%, 11/01/19	1,280	1,286
Walgreens Boots Alliance Inc.
3.80%, 11/18/24	2,469	2,555
		5,353
Energy 1.1%
Buckeye Partners LP
4.88%, 02/01/21	1,907	2,024
Enterprise Products Operating LLC
3.70%, 02/15/26 (e)	1,013	1,041
Magellan Midstream Partners LP
3.20%, 03/15/25	1,072	1,053
Occidental Petroleum Corp.
3.13%, 02/15/22	666	686
Phillips 66
4.30%, 04/01/22	912	975
Plains All American Pipeline LP
2.60%, 12/15/19	1,713	1,709
Shell International Finance BV
2.50%, 09/12/26	3,747	3,610
3.75%, 09/12/46	4,113	3,994
		15,092
Financials 2.2%
ACE INA Holdings Inc.
3.35%, 05/03/26	1,300	1,334
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	2,599	2,685
Bank of America Corp.
5.70%, 01/24/22	1,490	1,675
Bank of New York Mellon Corp.
3.55%, 09/23/21	3,850	4,033
Berkshire Hathaway Inc.
3.40%, 01/31/22	1,619	1,697
Citigroup Inc.
4.50%, 01/14/22	3,028	3,256
3.40%, 05/01/26	4,200	4,200
Credit Suisse AG
3.00%, 10/29/21	894	913
Goldman Sachs Group Inc.
2.63%, 04/25/21	1,356	1,376
5.75%, 01/24/22	840	941
New York Life Global Funding
2.00%, 04/13/21 (a)	1,639	1,627
Toyota Motor Credit Corp.
3.40%, 09/15/21	5,500	5,731
U.S. Bancorp
3.00%, 03/15/22	1,715	1,765
		31,233
Health Care 0.4%
Abbott Laboratories
3.75%, 11/30/26	4,632	4,750
Actavis Funding SCS
3.45%, 03/15/22	991	1,027
		5,777
Industrials 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22 (e)	571	582
Lockheed Martin Corp.
3.35%, 09/15/21	984	1,022
Penske Truck Leasing Co. LP
3.38%, 02/01/22 (a)	2,898	2,978
Union Pacific Corp.
1.80%, 02/01/20	869	865
		5,447
Information Technology 0.1%
Intel Corp.
3.30%, 10/01/21	1,279	1,339

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Real Estate 0.3%
Boston Properties LP
2.75%, 10/01/26	2,580	2,442
HCP Inc.
3.40%, 02/01/25	1,515	1,511
		3,953
Utilities 0.3%
Arizona Public Service Co.
2.20%, 01/15/20	665	668
Exelon Generation Co. LLC
2.95%, 01/15/20	1,140	1,160
Florida Power Corp.
3.10%, 08/15/21	1,203	1,243
Virginia Electric & Power Co.
2.95%, 01/15/22	870	892
		3,963
Total Corporate Bonds And Notes (cost $74,456)		76,169
GOVERNMENT AND AGENCY OBLIGATIONS 84.0%
Collateralized Mortgage Obligations 35.7%
Federal Home Loan Mortgage Corp.
Series 30-264, 3.00%, 07/15/42	23,204	23,209
Series PG-2562, REMIC, 5.00%, 01/15/18	44	44
Series BD-2561, REMIC, 5.00%, 02/15/18	169	170
Series KX-2631, REMIC, 4.50%, 06/15/18	19	20
Series MD-2835, REMIC, 4.50%, 08/15/19	169	172
Series BH-2870, REMIC, 4.50%, 10/15/19	1,277	1,301
Series QD-2931, REMIC, 4.50%, 02/15/20	373	382
Series BK-3037, REMIC, 4.50%, 09/15/20	1,136	1,161
Series PV-3860, REMIC, 5.00%, 05/15/22	5,378	5,735
Series VC-4050, REMIC, 4.00%, 07/15/23	6,348	6,646
Series ZA-2639, REMIC, 5.00%, 07/15/23	3,710	3,928
Series D-3542, REMIC, 4.50%, 06/15/24	3,386	3,682
Series BY-3104, REMIC, 5.50%, 01/15/26	3,310	3,583
Series AK-3812, REMIC, 3.50%, 02/15/26	20,000	20,825
Series VN-4445, REMIC, 4.00%, 05/15/26	1,662	1,759
Series CY-3881, REMIC, 3.50%, 06/15/26	15,400	16,103
Series KW-3874, REMIC, 4.50%, 06/15/26	3,000	3,284
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,658
Series GT-3270, REMIC, 5.50%, 01/15/27	5,310	5,752
Series VE-4050, REMIC, 4.00%, 01/15/29	4,532	4,844
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,408
Series DG-3737, REMIC, 5.00%, 10/15/30	2,254	2,412
Series PA-3981, REMIC, 3.00%, 04/15/31	7,640	7,813
Series AM-2525, REMIC, 4.50%, 04/15/32	183	197
Series JE-4186, REMIC, 2.00%, 03/15/33	5,709	5,600
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,444
Series MJ-2638, REMIC, 5.00%, 07/15/33	1,415	1,549
Series L-2836, REMIC, 4.50%, 04/15/34	390	400
Series QD-2882, REMIC, 4.50%, 07/15/34	472	494
Series MU-2915, REMIC, 5.00%, 01/15/35	2,109	2,313
Series AZ-3036, REMIC, 5.00%, 02/15/35	1,879	2,184
Series OC-3047, REMIC, 5.50%, 07/15/35	1,905	1,982
Series CB-3688, REMIC, 4.00%, 06/15/36	2,208	2,340
Series PB-3283, REMIC, 5.50%, 07/15/36	1,671	1,856
Series B-3413, REMIC, 5.50%, 04/15/37	419	456
Series PE-3341, REMIC, 6.00%, 07/15/37	1,163	1,313
Series PL-3832, REMIC, 5.00%, 08/15/39	1,295	1,341
Series HZ-4365, REMIC, 3.00%, 01/15/40	5,498	5,472
Series QH-3699, REMIC, 5.50%, 07/15/40	3,000	3,322
Series PB-4047, REMIC, 3.50%, 01/15/41	12,000	12,446
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,461
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,614
Series GN-4594, REMIC, 2.50%, 02/15/45	6,330	6,319
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,558
Federal National Mortgage Association
Series 2003-BC-35, REMIC, 5.00%, 05/25/18	164	165
Series 2003-DY-130, REMIC, 4.00%, 01/25/19	99	99
Series 2007-AH-115, REMIC, 5.00%, 12/25/22	3,743	3,864
Series 2008-B-26, REMIC, 4.50%, 04/25/23	1,224	1,235
Series 2008-KB-59, REMIC, 4.50%, 07/25/23	748	759
Series 2012-VA-63, REMIC, 4.00%, 08/25/23	11,495	12,075
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	1,726	1,810
Series 2012-VA-47, REMIC, 4.00%, 03/25/25	9,139	9,619
	Shares/Par†	Value
Series 2010-BC-36, REMIC, 4.00%, 04/25/30	15,063	15,942
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,422
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,704
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	217	224
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	7,998
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	7,093	7,623
Series 2005-DX-62, REMIC, 5.00%, 05/25/34	286	289
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,134
Series 2005-GA-70, REMIC, 5.50%, 12/25/34	277	288
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,881
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,254
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	9,866
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	10,569
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,942
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	522	571
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	14,922	14,693
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	2,025	2,307
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36 (f)	1,133	999
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,807
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	657	693
Series 2012-QE-47, REMIC, 4.00%, 05/25/38	7,066	7,316
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	3,902	4,280
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	569	603
Series 2010-SL-4, REMIC, 8.80%, (11.59% - (1M US LIBOR * 2.25)), 02/25/40 (b) (g)	25	31
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	3,000	3,168
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,570
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	3,591	4,228
Series 2014-PG-91, REMIC, 3.00%, 01/25/42	14,299	14,550
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	4,618	4,688
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	1,003	1,128
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,404
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	17,215	17,263
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	2,657	2,853
Series 2016-PA-30, REMIC, 3.00%, 04/25/45	10,661	10,879
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	7,121	7,279
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	13,285
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	665	750
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	1,944	2,030
Series 2001-ZA-27, REMIC, 6.50%, 06/16/31	801	905
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	1,154	1,287
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	1,095	1,222
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	1,472	1,667
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	2,020	2,247
Series 2009-PA-81, REMIC, 5.50%, 02/16/38	179	184
Interest Only, Series 2008-SA-40, REMIC, 5.17%, (6.40% - (1M US LIBOR * 1)), 05/16/38 (b) (g)	2,222	413
Series 2010-CL-166, REMIC, 4.00%, 11/20/38	15,000	15,735
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	3,447	3,516
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	4,553	4,890
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	13,889	15,956
Interest Only, Series 2011-SH-97, REMIC, 4.89%, (6.13% - (1M US LIBOR * 1)), 07/20/41 (b) (g)	5,882	917
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	12,518
Series 2013-FA-H16, REMIC, 1.77%, (1M US LIBOR + 0.54%), 07/20/63 (b) (g)	14,823	14,822
		493,968
Commercial Mortgage-Backed Securities 4.2%
Federal Home Loan Mortgage Corp.
Series A2-K048, REMIC, 3.28%, 06/25/25 (b) (h)	7,500	7,821
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,255
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,311
Series K067-A2, REMIC, 3.19%, 07/25/27	6,557	6,727
Federal National Mortgage Association
Series 2015-A2-M7, REMIC, 2.59%, 12/25/24	8,199	8,166
Series 2015-A2-M13, REMIC, 2.80%, 06/25/25 (b) (h)	5,151	5,148
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (b) (h)	13,761	13,894
		58,322

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Mortgage-Backed Securities 12.7%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	—	—
6.00%, 11/01/28	65	72
7.00%, 04/01/29 - 08/01/32	59	68
5.00%, 08/01/33 - 12/01/34	854	947
2.88%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 12/01/35 (b) (h)	714	753
3.79%, (12M US LIBOR +/- MBS spread), 01/01/37 (b) (h)	51	54
5.50%, 07/01/38	2,597	2,901
4.50%, 10/01/40	853	921
Federal National Mortgage Association
10.50%, 08/01/20	—	—
3.26%, 01/01/22	8,743	9,067
3.18%, 09/01/25	5,264	5,410
3.03%, 12/01/25	20,350	20,764
2.94%, 01/01/26	23,305	23,612
3.10%, 01/01/26	7,500	7,712
3.33%, 03/01/27	2,554	2,649
2.97%, 06/01/27	6,531	6,640
7.00%, 05/01/26 - 01/01/30	14	15
8.00%, 11/01/29 - 03/01/31	40	48
7.50%, 02/01/31	4	4
6.50%, 03/01/26 - 03/01/36	204	236
6.00%, 02/01/31 - 12/01/36	5,309	6,089
5.50%, 02/01/35 - 10/01/36	3,286	3,713
5.00%, 02/01/19 - 11/01/40	15,070	16,726
4.00%, 02/01/25 - 09/01/45	32,362	34,616
3.50%, 09/01/45 - 01/01/46	20,289	21,067
3.00%, 03/01/43 - 03/01/46	4,764	4,804
REMIC, 2.90%, 06/25/27	5,267	5,240
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	922	1,065
		175,193
Sovereign 8.2%
Financing Corp. Fico
Principal Only, 0.00%, 11/30/17 - 04/05/19 (f) (i)	22,800	22,648
Israel Government AID Bond
0.00%, 09/15/19 (f)	20,000	19,259
Interest Only, 0.00%, 11/01/21 (f)	10,000	9,121
Province of Saskatchewan, Canada
9.38%, 12/15/20	1,500	1,817
Residual Funding Corp.
Principal Only, 0.00%, 10/15/19 - 01/15/30 (f) (i)	51,010	43,285
Tennessee Valley Authority
Interest Only, 0.00%, 01/15/21 - 07/15/37 (f) (i)	20,487	16,478
		112,608
Treasury Inflation Indexed Securities 2.8%
U.S. Treasury Inflation Indexed Note
1.38%, 02/15/44 (j)	34,923	38,465
U.S. Government Agency Obligations 3.1%
Federal Home Loan Bank
5.25%, 12/11/20 (i)	4,500	4,995
5.75%, 06/12/26 (i)	5,000	6,210
Federal National Mortgage Association
0.00%, 10/09/19 (f) (i)	30,000	28,908
Principal Only, 0.00%, 03/23/28 (f) (i)	4,000	2,970
		43,083
	Shares/Par†	Value
U.S. Treasury Securities 17.3%
U.S. Treasury Bond
0.00%, 08/15/21 (f)	25,000	23,307
5.38%, 02/15/31	23,000	30,777
3.00%, 05/15/45	27,500	28,299
2.88%, 08/15/45	10,000	10,041
U.S. Treasury Note
0.75%, 04/30/18	50,000	49,859
1.38%, 09/30/18	25,000	25,000
3.38%, 11/15/19	25,000	25,977
2.63%, 08/15/20 - 11/15/20	45,000	46,290
		239,550
Total Government And Agency Obligations (cost $1,143,521)		1,161,189
SHORT TERM INVESTMENTS 5.1%
Investment Companies 5.0%
JNL Government Money Market Fund - Institutional Class, 0.89% (k) (l)	68,806	68,806
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (l)	1,641	1,641
Total Short Term Investments (cost $70,447)		70,447
Total Investments 99.8% (cost $1,360,559)		1,379,820
Other Assets and Liabilities, Net 0.2%		2,833
Total Net Assets 100.0%		$1,382,653

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $49,574 and 3.6%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) All or portion of the security was on loan.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) The variable rate for this government and agency collateralized mortgage obligation is determined based on the tranches of the underlying mortgage-backed security pools' cash flows into securities which have varying coupon and principle payback profiles. Tranches pay an interest rate determined by a formula set forth in the security’s offering documents. The variable interest rate may reset periodically and is generally tied to a major market reference rate. The variable rate can also be affected by the current weighted average coupon.

(h) The variable rate for this government and agency mortgage-backed security (“MBS”) is determined by a formula in the security's offering documents. The rate is affected by the MBS pass-through rate which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

(i) The security is a direct debt of the agency and not collateralized by mortgages.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
IndyMac Seconds Asset Backed Trust, Series 2006-A-A REMIC, 1.50%, 06/25/36	05/22/06	$712	$113	—%
SACO I Inc., Series 2006-A-6 REMIC, 1.50%, 06/25/36	05/30/06	108	227	—
		$820	$340	—%

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Lazard Emerging Markets Fund
COMMON STOCKS 97.2%
Argentina 1.7%
YPF SA - Class D - ADR	742	$16,539
Brazil 10.6%
AMBEV SA - ADR	2,266	14,934
Banco do Brasil SA	2,270	25,055
BB Seguridade Participacoes SA	1,920	17,280
CCR SA	3,052	17,155
Cielo SA	2,875	19,905
Localiza Rent a Car SA	494	9,015
		103,344
China 17.3%
AAC Technologies Holdings Inc.	497	8,402
Baidu.com - Class A - ADR (a)	130	32,181
China Construction Bank Corp. - Class H	47,045	39,184
China Mobile Ltd. - ADR	587	29,678
China Shenhua Energy Co. Ltd. - Class H	3,731	8,791
CNOOC Ltd.	5,066	6,572
ENN Energy Holdings Ltd.	1,136	8,269
Hengan International Group Co. Ltd.	215	1,998
NetEase.com Inc. - ADR	84	22,260
Weichai Power Co. Ltd. - Class H	10,749	11,844
		169,179
Egypt 0.9%
Commercial International Bank Egypt SAE - GDR	1,941	8,826
Hungary 2.4%
OTP Bank Plc	610	22,889
India 9.3%
Axis Bank Ltd.	2,086	16,317
Bajaj Auto Ltd.	193	9,193
Bharat Heavy Electricals Ltd.	2,272	2,933
HCL Technologies Ltd.	801	10,742
Hero Motocorp Ltd.	251	14,560
Punjab National Bank (a)	4,301	8,545
Tata Consultancy Services Ltd.	764	28,530
		90,820
Indonesia 5.3%
Astra International Tbk PT	17,604	10,323
Bank Mandiri Persero Tbk PT	34,823	17,408
Semen Gresik Persero Tbk PT	8,123	6,118
Telekomunikasi Indonesia Persero Tbk PT - ADR	533	18,294
		52,143
Malaysia 0.8%
British American Tobacco Malaysia Bhd	698	7,236
Mexico 3.5%
America Movil SAB de CV - Class L - ADR	1,108	19,665
Grupo Mexico SAB de CV - Class B	2,171	6,648
Kimberly-Clark de Mexico SAB de CV - Class A	3,663	7,464
		33,777
Pakistan 1.7%
Habib Bank Ltd.	2,384	4,094
Oil & Gas Development Co. Ltd.	3,344	4,713
Pakistan Petroleum Ltd.	4,691	7,785
		16,592
Philippines 0.8%
PLDT Inc. - ADR	256	8,172
Russian Federation 8.5%
Alrosa AO	4,534	6,488
	Shares/Par†	Value
Gazprom OAO - ADR	1,734	7,281
Lukoil PJSC - ADR	311	16,515
Magnit PJSC - GDR	206	8,430
Mobile Telesystems PJSC - ADR	1,392	14,528
Sberbank of Russia - ADR (b)	2,108	30,094
		83,336
South Africa 8.3%
Bidvest Group Ltd. (b)	702	8,956
Imperial Holdings Ltd.	714	10,079
Life Healthcare Group Holdings Ltd.	3,441	6,023
Nedbank Group Ltd.	442	6,619
PPC Ltd. (a)	5,803	2,709
Sanlam Ltd.	1,543	7,713
Shoprite Holdings Ltd.	944	14,421
Standard Bank Group Ltd.	739	8,617
Vodacom Group Ltd.	854	10,159
Woolworths Holdings Ltd.	1,399	6,187
		81,483
South Korea 14.5%
Coway Co. Ltd.	153	12,556
Hyundai Mobis	61	12,897
KB Financial Group Inc.	264	12,951
Korea Life Insurance Co. Ltd.	1,301	7,784
KT&G Corp.	60	5,543
Samsung Electronics Co. Ltd.	20	44,323
Shinhan Financial Group Co. Ltd.	504	22,161
SK Hynix Inc.	327	23,795
		142,010
Taiwan 5.3%
Hon Hai Precision Industry Co. Ltd. - GDR	1,266	8,864
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,134	42,569
		51,433
Thailand 1.1%
Kasikornbank PCL	577	3,708
Siam Cement PCL	451	6,795
		10,503
Turkey 5.2%
Akbank T.A.S.	3,695	9,763
KOC Holding A/S	1,880	8,634
Tupras Turkiye Petrol Rafinerileri A/S	234	7,980
Turk Telekomunikasyon A/S (a)	3,891	7,425
Turkcell Iletisim Hizmet A/S	2,342	8,353
Turkiye Is Bankasi - Class C	4,732	9,021
		51,176
Total Common Stocks (cost $832,851)		949,458
SHORT TERM INVESTMENTS 3.4%
Investment Companies 2.5%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	24,091	24,091
Securities Lending Collateral 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	9,298	9,298
Total Short Term Investments (cost $33,389)		33,389
Total Investments 100.6% (cost $866,240)		982,847
Other Assets and Liabilities, Net (0.6)%		(5,389)
Total Net Assets 100.0%		$977,458

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ZAR/USD	SSB	10/02/17	ZAR	1,850	$137	$—
ZAR/USD	SSB	10/03/17	ZAR	2,753	203	—
					$340	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Consumer Staples Sector Fund
COMMON STOCKS 99.7%
Consumer Staples 99.7%
Altria Group Inc.	5	$340
Amplify Snack Brands Inc. (a)	—	1
Andersons Inc.	—	2
Archer-Daniels-Midland Co.	2	72
Avon Products Inc. (a)	1	3
B&G Foods Inc.	—	6
Blue Buffalo Pet Products Inc. (a)	—	8
Boston Beer Co. Inc. - Class A (a)	—	5
Brown-Forman Corp. - Class B	1	33
Bunge Ltd.	1	29
Calavo Growers Inc.	—	4
Cal-Maine Foods Inc. (a)	—	3
Campbell Soup Co.	1	25
Casey's General Stores Inc.	—	13
Central Garden & Pet Co. (a)	—	1
Central Garden & Pet Co. - Class A (a)	—	4
Chefs' Warehouse Inc. (a)	—	1
Church & Dwight Co. Inc.	1	36
Clorox Co.	—	51
Coca-Cola Bottling Co.	—	3
Coca-Cola Co.	11	507
Colgate-Palmolive Co.	3	181
ConAgra Brands Inc.	1	43
Constellation Brands Inc. - Class A	1	102
Costco Wholesale Corp.	1	214
Coty Inc. - Class A	2	24
CVS Health Corp.	3	246
Darling Ingredients Inc. (a)	1	9
Dean Foods Co.	—	3
Dr. Pepper Snapple Group Inc.	1	48
e.l.f. Beauty Inc. (a)	—	1
Edgewell Personal Care Co. (a)	—	12
Energizer Holdings Inc.	—	8
Estee Lauder Cos. Inc. - Class A	1	72
Farmer Bros. Co. (a)	—	1
Flowers Foods Inc.	1	11
Fresh Del Monte Produce Inc.	—	5
Freshpet Inc. (a)	—	1
General Mills Inc.	2	88
Hain Celestial Group Inc. (a)	—	13
Herbalife Ltd. (a)	—	14
Hershey Co.	1	47
Hormel Foods Corp.	1	28
Hostess Brands Inc. - Class A (a)	—	2
HRG Group Inc. (a)	—	6
Ingles Markets Inc. - Class A	—	1
Ingredion Inc.	—	26
Inter Parfums Inc.	—	2
J&J Snack Foods Corp.	—	6
JM Smucker Co.	—	36
John B. Sanfilippo & Son Inc.	—	1
Kellogg Co.	1	49
Kimberly-Clark Corp.	1	124
Kraft Heinz Foods Co.	2	140
Kroger Co.	3	54
Lamb Weston Holdings Inc.	1	19
Lancaster Colony Corp.	—	7
Landec Corp. (a)	—	1
McCormick & Co. Inc.	—	35
Medifast Inc.	—	1
MGP Ingredients Inc.	—	2
Molson Coors Brewing Co. - Class B	1	46
Mondelez International Inc. - Class A	5	183
Monster Beverage Corp. (a)	1	65
National Beverage Corp.	—	5
Natural Grocers by Vitamin Cottage Inc. (a)	—	—
Natural Health Trends Corp.	—	—
Nu Skin Enterprises Inc. - Class A	—	10
Omega Protein Corp.	—	1
PepsiCo Inc.	4	441
Performance Food Group Co. (a)	—	7
	Shares/Par†	Value
Philip Morris International Inc.	4	478
Pinnacle Foods Inc.	—	20
Post Holdings Inc. (a)	—	17
PriceSmart Inc.	—	6
Procter & Gamble Co.	7	645
Revlon Inc. - Class A (a)	—	1
Rite Aid Corp. (a)	3	6
Sanderson Farms Inc.	—	10
Seaboard Corp.	—	4
Seneca Foods Corp. - Class A (a)	—	1
Smart & Final Stores Inc. (a)	—	1
Snyders-Lance Inc.	—	9
SpartanNash Co.	—	3
Spectrum Brands Holdings Inc.	—	8
Sprouts Farmers Market Inc. (a)	—	7
Supervalu Inc. (a)	—	2
Sysco Corp.	2	81
Tootsie Roll Industries Inc.	—	2
TreeHouse Foods Inc. (a)	—	12
Tyson Foods Inc. - Class A	1	60
United Natural Foods Inc. (a)	—	6
Universal Corp.	—	5
US Foods Holding Corp. (a)	1	15
USANA Health Sciences Inc. (a)	—	2
Vector Group Ltd.	—	6
Village Super Market Inc. - Class A	—	—
Walgreens Boots Alliance Inc.	3	210
Wal-Mart Stores Inc.	4	328
WD-40 Co.	—	5
Weis Markets Inc.	—	1
Total Common Stocks (cost $5,552)		5,539
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.89% (b) (c)	43	43
Total Short Term Investments (cost $43)		43
Total Investments 100.5% (cost $5,595)		5,582
Other Assets and Liabilities, Net (0.5)%		(29)
Total Net Assets 100.0%		$5,553

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Emerging Markets Index Fund
COMMON STOCKS 90.6%
Brazil 4.4%
AMBEV SA	1,146	$7,611
B3 SA	501	3,777
Banco Bradesco SA	220	2,324
Banco do Brasil SA	205	2,260
Banco Santander Brasil SA	105	920
BB Seguridade Participacoes SA	175	1,577
BR Malls Participacoes SA	208	930
BRF SA (a)	104	1,506
CCR SA	285	1,602
Centrais Eletricas Brasileiras SA (a)	45	283
Cia de Saneamento Basico do Estado de Sao Paulo	87	909
Cia Siderurgica Nacional SA (a)	141	428
Cielo SA	289	2,001
Cosan SA Industria e Comercio	40	456
CPFL Energia SA	52	448
Duratex SA	79	238
Embraer SA	167	944
Energias do Brasil SA	68	327
Engie Brasil Energia SA	41	468
Equatorial Energia SA	50	961
Fibria Celulose SA	58	782
Hypermarcas SA	87	877
JBS SA	185	497
Klabin SA	144	839
Kroton Educacional SA	323	2,037
Localiza Rent a Car SA	40	738
Lojas Americanas SA	36	180
Lojas Renner SA	166	1,891
M Dias Branco SA	25	390
Multiplan Empreendimentos Imobiliarios SA	18	428
Natura Cosmeticos SA	40	393
Odontoprev SA	65	315
Petroleo Brasileiro SA (a)	720	3,621
Porto Seguro SA	24	288
Qualicorp SA	57	672
Raia Drogasil SA	58	1,366
Rumo SA (a)	196	749
Sul America SA	45	256
Tim Participacoes SA	206	754
Transmissora Alianca de Energia Eletrica SA	48	338
Ultrapar Participacoes SA	86	2,045
Vale SA	662	6,700
WEG SA	140	950
		57,076
Chile 1.1%
AES Gener SA	566	198
Aguas Andinas SA - Class A	649	413
Banco de Chile	6,290	959
Banco de Credito e Inversiones	9	540
Banco Santander Chile	17,023	1,266
Cencosud SA	365	1,117
Cia Cervecerias Unidas SA	32	429
Colbun SA	1,963	475
Empresa Nacional de Electricidad SA	847	739
Empresas CMPC SA	305	804
Empresas COPEC SA	105	1,377
Enel Americas SA	6,869	1,406
Enel Chile SA	5,095	621
ENTEL Chile SA	41	427
Itau CorpBanca	36,097	340
Lan Airlines SA	78	1,024
S.A.C.I. Falabella	171	1,663
		13,798
China 23.4%
3SBio Inc. (a) (b)	240	385
58.Com Inc. - Class A - ADR (a)	23	1,427
AAC Technologies Holdings Inc.	178	3,006
Air China Ltd. - Class H	462	384
Alibaba Group Holding Ltd. - ADS (a)	275	47,506
Alibaba Health Information Technology Ltd. (a) (b)	838	420
	Shares/Par†	Value
Alibaba Pictures Group Ltd. (a) (b)	3,400	545
Aluminum Corp. of China Ltd. - Class H (a) (b)	1,016	913
Anhui Conch Cement Co. Ltd. - Class H	320	1,277
Autohome Inc. - Class A - ADR (a) (b)	13	774
Baidu.com - Class A - ADR (a)	66	16,390
Bank of China Ltd. - Class H	19,142	9,461
Bank of Communications Co. Ltd. - Class H	2,022	1,478
Beijing Capital International Airport Co. Ltd. - Class H	374	558
Beijing Enterprises Holdings Ltd.	127	682
Brilliance China Automotive Holdings Ltd.	716	1,912
BYD Co. Ltd. - Class H (b)	161	1,497
China CITIC Bank Corp. Ltd. - Class H	2,033	1,293
China Coal Energy Co. - Class H	448	212
China Communications Constructions Co. Ltd. - Class H	1,114	1,395
China Conch Venture Holdings Ltd.	395	770
China Construction Bank Corp. - Class H	20,273	16,885
China Huarong Asset Management Co. Ltd. - Class H	1,584	711
China Huishan Dairy Holdings Co. Ltd. (c)	946	51
China Life Insurance Co. Ltd. - Class H	1,799	5,375
China Longyuan Power Group Corp. - Class H	781	583
China Merchants Holdings International Co. Ltd.	334	1,034
China Minsheng Banking Corp. Ltd. - Class H	1,259	1,157
China Mobile Ltd.	1,479	15,007
China National Building Material Co. Ltd. - Class H (b)	624	433
China Pacific Insurance Group Co. Ltd. - Class H	634	2,740
China Petroleum & Chemical Corp. - Class H	6,138	4,615
China Railway Construction Corp. Ltd. - Class H	432	548
China Railway Group Ltd. - Class H	1,016	842
China Shenhua Energy Co. Ltd. - Class H	808	1,904
China Southern Airlines Co. Ltd. - Class H	460	318
China Telecom Corp. Ltd. - Class H	3,248	1,667
Chongqing Changan Automobile Co. Ltd. - Class B	208	276
Chongqing Rural Commercial Bank - Class H	592	376
CITIC Securities Co. Ltd. - Class H	524	1,153
CNOOC Ltd.	4,306	5,586
Country Garden Holdings Co. Ltd.	1,288	2,057
CRRC Corp. Ltd. - Class H	1,066	949
Ctrip.com International Ltd. - ADR (a)	95	5,005
Dongfeng Motor Group Co. Ltd. - Class H	666	882
ENN Energy Holdings Ltd.	193	1,407
Far East Horizon Ltd.	485	457
Fosun International Ltd.	647	1,367
Fullshare Holdings Ltd. (b)	1,735	755
Fuyao Glass Industry Group Co. Ltd. - Class H	133	483
GF Securities Co. Ltd. - Class H	328	714
Great Wall Motor Co. Ltd. - Class H (c)	778	957
Guangzhou Automobile Group Co. Ltd. - Class H	530	1,229
Guangzhou R&F Properties Co. Ltd. - Class H	244	568
Haitian International Holdings Ltd.	143	412
Hengan International Group Co. Ltd.	169	1,571
Huaneng Power International Inc. - Class H	966	598
Huaneng Renewables Corp. Ltd. - Class H	1,184	392
Huatai Securities Co. Ltd. - Class H	412	914
Industrial & Commercial Bank of China Ltd. - Class H	17,765	13,218
JD.com Inc. - Class A - ADR (a)	159	6,062
Jiangsu Expressway Co. Ltd. - Class H	303	465
Jiangxi Copper Co. Ltd. - Class H	320	507
Momo Inc. - ADR (a)	27	851
NetEase.com Inc. - ADR	19	5,020
New Oriental Education & Technology Group - ADR (a)	32	2,826
PetroChina Co. Ltd. - Class H	5,213	3,324
Ping An Insurance Group Co. of China Ltd. - Class H	1,261	9,721
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	394	280
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	193	307
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	164	402
Shenzhou International Group Holdings Ltd.	185	1,454
Sihuan Pharmaceutical Holdings Group Ltd.	949	345
Sina Corp. (a)	13	1,500
Sinopec Engineering Group Co Ltd - Class H	246	218
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	928	553

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Sinopharm Group Co. Ltd. - Class H	269	1,187
Soho China Ltd.	470	270
Sun Art Retail Group Ltd.	588	547
Sunac China Holdings Ltd. (b)	494	2,274
TAL Education Group - ADS	66	2,229
Tencent Holdings Ltd.	1,374	59,490
Tingyi Cayman Islands Holding Corp.	501	755
Travelsky Technology Ltd. - Class H	233	608
Tsingtao Brewery Co. Ltd. - Class H	86	330
Vipshop Holdings Ltd. - ADR (a)	101	884
Want Want China Holdings Ltd.	1,238	871
Weibo Corp. - ADR (a) (b)	12	1,149
Weichai Power Co. Ltd. - Class H	494	544
Yanzhou Coal Mining Co. Ltd. - Class H	424	419
Yum China Holdings Inc. (a)	93	3,705
YY Inc. - Class A - ADS (a)	10	865
Zhejiang Expressway Co. Ltd. - Class H	354	441
Zhuzhou CSR Times Electric Co. Ltd. - Class H	129	726
Zijin Mining Group Co. Ltd. - Class H	1,424	488
ZTE Corp. - Class H (a)	161	529
		299,627
Colombia 0.3%
Bancolombia SA	59	658
Cementos Argos SA	110	439
Ecopetrol SA	1,323	631
Grupo Argos SA	68	490
Grupo de Inversiones Suramericana SA	55	763
Interconexion Electrica SA	95	444
		3,425
Czech Republic 0.2%
CEZ A/S	40	809
Komercni Banka A/S	19	824
Moneta Money Bank A/S	103	363
Telefonica O2 Czech Republic AS	13	155
		2,151
Egypt 0.1%
Commercial International Bank Egypt SAE	255	1,178
EFG Hermes Holdings SAE	125	157
Global Telecom Holding (a)	674	247
		1,582
Greece 0.3%
Alpha Bank AE (a)	340	672
Eurobank Ergasias SA (a)	457	405
Folli Follie SA (a)	9	195
Hellenic Telecommunications Organization SA	60	722
JUMBO SA	24	403
National Bank of Greece SA (a)	1,352	459
OPAP SA	52	550
Piraeus Bank SA (a)	51	176
Titan Cement Co. SA	10	253
		3,835
Hong Kong 4.7%
Agricultural Bank of China Ltd. - Class H	6,247	2,808
ANTA Sports Products Ltd.	269	1,132
AviChina Industry & Technology Co. Ltd. - Class H (b)	478	289
Beijing Enterprises Water Group Ltd.	1,194	964
CGN Power Co. Ltd.	2,707	750
China Cinda Asset Management Co. Ltd. - Class H	2,220	821
China Communication Services Corp. Ltd. - Class H	546	282
China Everbright Bank Co. Ltd. - Class H	700	324
China Everbright International Ltd.	620	780
China Everbright Ltd.	232	535
China Evergrande Group (a)	787	2,760
China Galaxy Securities Co. Ltd. - Class H	808	710
China Gas Holdings Ltd.	445	1,336
China Jinmao Holdings Group Ltd.	950	480
China Medical System Holdings Ltd.	303	530
China Mengniu Dairy Co. Ltd.	641	1,796
China Merchants Bank Co. Ltd. - Class H	941	3,313
China Oilfield Services Ltd. - Class H	466	428
China Overseas Land & Investment Ltd.	918	2,993
China Power International Development Ltd.	603	199
	Shares/Par†	Value
China Resources Enterprise Ltd.	410	1,111
China Resources Gas Group Ltd.	226	790
China Resources Land Ltd.	661	2,025
China Resources Power Holdings Co. Ltd.	479	867
China State Construction International Holdings Ltd. (b)	526	769
China Taiping Insurance Holdings Co. Ltd.	404	1,084
China Unicom Hong Kong Ltd. (a)	1,427	1,986
China Vanke Co. Ltd. - Class H	303	1,000
CITIC Pacific Ltd.	1,355	2,004
COSCO Shipping Ports Ltd.	358	399
CSPC Pharmaceutical Group Ltd.	978	1,642
GCL New Energy Holdings (a) (b)	3,246	446
Geely Automobile Holdings Ltd.	1,184	3,348
GOME Retail Holdings Ltd. (b)	2,476	280
Guangdong Investment Ltd.	726	1,037
Haier Electronics Group Co. Ltd.	312	762
Haitong Securities Co. Ltd. - Class H	737	1,192
Hanergy Thin Film Power Group Ltd. (a) (c)	3,098	844
Kingsoft Corp Ltd.	189	443
Kunlun Energy Co. Ltd.	820	802
Lenovo Group Ltd.	1,790	989
Longfor Properties Co. Ltd.	368	931
Minth Group Ltd.	172	902
New China Life Insurance Co. Ltd. - Class H	196	1,108
Nine Dragons Paper Holdings Ltd.	412	813
People's Insurance Co. Group of China Ltd. - Class H	1,610	721
PICC Property & Casualty Co. Ltd. - Class H	1,077	1,904
Semiconductor Manufacturing International Corp. (a)	636	720
Shanghai Electric Group Co. Ltd. - Class H (a) (b)	618	272
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	110	455
Shanghai Industrial Holdings Ltd.	105	318
Shimao Property Holdings Ltd.	296	645
Sino Biopharmaceutical	1,114	1,183
Sino-Ocean Group Holding Ltd.	746	498
Sunny Optical Technology Group Co. Ltd.	170	2,723
		60,243
Hungary 0.3%
MOL Hungarian Oil & Gas Plc	93	1,062
OTP Bank Plc	57	2,146
Richter Gedeon Nyrt	33	828
		4,036
India 8.0%
ACC Ltd.	10	255
Adani Ports & Special Economic Zone Ltd.	184	1,067
Ambuja Cements Ltd.	133	546
Apollo Hospitals Enterprise Ltd.	20	310
Ashok Leyland Ltd.	288	544
Asian Paints Ltd.	67	1,156
Aurobindo Pharma Ltd.	66	701
Axis Bank Ltd.	405	3,172
Bajaj Auto Ltd.	21	977
Bajaj Finance Ltd.	42	1,182
Bajaj Finserv Ltd.	10	755
Bharat Forge Ltd.	50	451
Bharat Heavy Electricals Ltd.	201	260
Bharat Petroleum Corp. Ltd.	175	1,262
Bharti Airtel Ltd.	281	1,677
Bharti Infratel Ltd.	142	867
Bosch Ltd.	2	537
Cadila Healthcare Ltd.	43	308
Cipla Ltd.	87	783
Coal India Ltd.	179	743
Container Corp. of India Ltd.	11	237
Dabur India Ltd.	133	620
Dr. Reddy's Laboratories Ltd.	29	1,042
Eicher Motors Ltd.	3	1,509
GAIL India Ltd.	127	820
Glenmark Pharmaceuticals Ltd.	33	300
Godrej Consumer Products Ltd.	61	865
Grasim Industries Ltd.	76	1,329
Havells India Ltd.	67	495
HCL Technologies Ltd.	134	1,803

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Hero Motocorp Ltd.	12	719
Hindalco Industries Ltd.	285	1,051
Hindustan Petroleum Corp. Ltd.	150	985
Hindustan Unilever Ltd.	157	2,829
Housing Development Finance Corp.	365	9,761
ICICI Bank Ltd.	570	2,424
Idea Cellular Ltd.	363	432
IDFC Bank Ltd.	309	269
Indiabulls Housing Finance Ltd.	80	1,489
Indian Oil Corp. Ltd.	147	905
Infosys Ltd.	444	6,139
ITC Ltd.	821	3,256
JSW Steel Ltd.	204	778
Larsen & Toubro Ltd.	113	1,975
LIC Housing Finances Ltd.	74	710
Lupin Ltd.	56	869
Mahindra & Mahindra Financial Services Ltd.	70	443
Mahindra & Mahindra Ltd.	87	1,682
Marico Ltd.	108	516
Maruti Suzuki India Ltd.	26	3,130
Motherson Sumi Systems Ltd.	152	787
Nestle India Ltd.	6	622
NTPC Ltd.	374	958
Oil & Natural Gas Corp. Ltd.	318	834
Piramal Healthcare Ltd.	19	777
Power Finance Corp. Ltd.	166	310
Reliance Industries Ltd.	630	7,558
Rural Electrification Corp. Ltd.	165	386
Sesa Sterlite Ltd.	350	1,693
Shree Cement Ltd.	2	617
Shriram Transport Finance Co. Ltd.	35	567
Siemens Ltd.	17	320
State Bank of India	407	1,590
Sun Pharmaceutical Industries Ltd.	228	1,763
Tata Consultancy Services Ltd.	111	4,147
Tata Motors Ltd. (a)	392	2,432
Tata Motors Ltd. - Class A (a)	75	255
Tata Power Co. Ltd.	215	257
Tata Steel Ltd.	70	704
Tech Mahindra Ltd.	114	803
Titan Industries Ltd.	78	701
Ultratech Cement Ltd.	20	1,197
United Phosphorus Ltd.	89	1,069
United Spirits Ltd. (a)	14	530
Wipro Ltd.	277	1,189
Yes Bank Ltd.	404	2,175
Zee Entertainment Enterprises Ltd.	132	1,056
		102,232
Indonesia 2.1%
Adaro Energy Tbk PT	3,502	476
AKR Corporindo Tbk PT	397	209
Astra International Tbk PT	4,852	2,845
Bank Central Asia Tbk PT	2,403	3,623
Bank Danamon Indonesia Tbk PT - Class A	831	321
Bank Mandiri Persero Tbk PT	4,428	2,213
Bank Negara Indonesia Persero Tbk PT	1,831	1,008
Bank Rakyat Indonesia Persero Tbk PT	2,665	3,024
Bumi Serpong Damai PT	1,794	236
Charoen Pokphand Indonesia Tbk PT	1,512	308
Gudang Garam Tbk PT	111	544
Hanjaya Mandala Sampoerna Tbk PT	2,379	681
Indofood CBP Sukses Makmur Tbk PT	575	372
Indofood Sukses Makmur Tbk	1,062	665
Jasa Marga Persero Tbk PT	400	166
Kalbe Farma Tbk PT	4,710	582
Lippo Karawaci Tbk PT	4,014	217
Matahari Department Store Tbk PT	561	388
Media Nusantara Citra Tbk PT	1,225	120
Pakuwon Jati Tbk PT	4,831	219
Perusahaan Gas Negara PT	2,199	257
PT Indocement Tunggal Prakarsa Tbk	450	631
Semen Gresik Persero Tbk PT	713	537
Summarecon Agung Tbk PT	2,420	192
Surya Citra Media Tbk PT	1,294	211
	Shares/Par†	Value
Telekomunikasi Indonesia Persero Tbk PT - Class B	12,275	4,270
Tower Bersama Infrastructure Tbk PT	568	277
Unilever Indonesia Tbk PT	380	1,383
United Tractors Tbk PT	420	998
Waskita Karya Persero Tbk PT	1,536	203
XL Axiata Tbk PT (a)	943	262
		27,438
Malaysia 2.1%
AirAsia BHD	346	283
Alliance Financial Group Bhd	243	226
AMMB Holdings Bhd	407	420
Astro Malaysia Holdings Bhd	384	256
Axiata Group Bhd	683	847
British American Tobacco Malaysia Bhd	36	374
CIMB Group Holdings Bhd	1,094	1,640
Dialog Group BHD	791	375
DiGi.Com Bhd	822	951
Felda Global Ventures Holdings Bhd	198	79
Gamuda Bhd	411	513
Genting Bhd	558	1,263
Genting Malaysia Bhd	752	959
Genting Plantations Bhd	46	113
HAP Seng Consolidated Bhd	161	348
Hartalega Holdings Bhd	175	288
Hong Leong Bank Bhd	162	609
Hong Leong Financial Group Bhd	57	226
IHH Healthcare Bhd	504	687
IJM Corp. Bhd	637	498
IOI Corp.	572	616
IOI Properties Group Sdn Bhd	494	236
Kuala Lumpur Kepong Bhd	115	668
Malayan Banking Bhd	876	1,979
Malaysia Airports Holdings Bhd	210	424
Maxis Bhd	451	619
MISC Bhd	343	594
Petronas Chemicals Group Bhd	546	945
Petronas Dagangan Bhd	57	329
Petronas Gas BHD	173	732
PPB Group Bhd	94	375
Public Bank Bhd	706	3,418
RHB Bank Bhd	164	195
RHB Bank Bhd (a) (c)	124	—
Sapura Energy Bhd	834	300
Sime Darby Bhd	544	1,162
Telekom Malaysia Bhd	287	442
Tenaga Nasional Bhd	813	2,756
UMW Holdings Bhd (a)	120	158
Westports Holdings Bhd	188	170
YTL Corp. Bhd	1,053	339
YTL Power International Bhd	409	133
		27,545
Mexico 3.1%
Alfa SAB de CV - Class A	759	957
America Movil SAB de CV - Class L	8,039	7,138
Arca Continental SAB de CV	114	780
Cemex SAB de CV - Series A (a) (d)	3,506	3,184
Coca-Cola Femsa SAB de CV - Class L	125	968
El Puerto de Liverpool SAB de CV - Class C-1	45	367
Fibra Uno Administracion SA de CV	652	1,099
Fomento Economico Mexicano SAB de CV	470	4,488
Gentera SAB de CV	198	321
Gruma SAB de CV - Class B	54	790
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	90	920
Grupo Aeroportuario del Sureste SAB de CV - Class B	51	974
Grupo Bimbo SAB de CV - Class A	353	855
Grupo Carso SAB de CV - Class A-1	111	437
Grupo Financiero Banorte SAB de CV - Class O	602	4,146
Grupo Financiero Inbursa SAB de CV - Class O	584	1,067
Grupo Financiero Santander Mexico SAB de CV - Class B	453	920
Grupo Lala SAB de CV - Class B	142	240
Grupo Mexico SAB de CV - Class B	912	2,792

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Industrias Penoles SAB de CV	35	868
Infraestructura Energetica Nova SAB de CV - Class I	134	750
Kimberly-Clark de Mexico SAB de CV - Class A	372	757
Mexichem SAB de CV	259	682
Promotora y Operadora de Infraestructura SAB de CV	50	528
Southern Copper Corp.	19	765
Wal-Mart de Mexico SAB de CV	1,272	2,914
		39,707
Netherlands 0.3%
Steinhoff International Holdings NV	733	3,262
Pakistan 0.1%
Engro Corp. Ltd.	77	220
Habib Bank Ltd.	107	183
Lucky Cement Ltd.	34	184
MCB Bank Ltd.	57	113
Oil & Gas Development Co. Ltd.	191	269
United Bank Ltd.	136	246
		1,215
Peru 0.3%
Cia de Minas Buenaventura SA - ADR	45	578
Credicorp Ltd.	16	3,359
		3,937
Philippines 1.0%
Aboitiz Equity Ventures Inc.	451	651
Aboitiz Power Corp.	378	319
Alliance Global Group Inc. (a)	1,072	339
Ayala Corp.	62	1,194
Ayala Land Inc.	1,729	1,483
Bank of the Philippine Islands	198	388
BDO Unibank Inc.	509	1,308
DMCI Holdings Inc.	775	238
Globe Telecom Inc.	7	284
GT Capital Holdings Inc.	23	517
International Container Terminal Services Inc.	124	255
JG Summit Holdings Inc.	651	962
Jollibee Foods Corp.	102	488
Megaworld Corp.	2,817	291
Metro Pacific Investments Corp.	3,704	489
Metropolitan Bank & Trust Co.	162	277
PLDT Inc.	19	639
Robinsons Land Corp.	368	184
Security Bank Corp.	55	262
SM Investments Corp.	54	944
SM Prime Holdings Inc.	2,002	1,359
Universal Robina Corp.	217	653
		13,524
Poland 1.2%
Alior Bank SA (a)	20	379
Bank Handlowy w Warszawie SA	7	137
Bank Millennium SA (a)	138	265
Bank Pekao SA	36	1,271
Bank Zachodni WBK SA	9	869
CCC SA	7	530
Cyfrowy Polsat SA	47	334
Eurocash SA	18	193
Grupa Azoty SA	10	228
Grupa Lotos SA	22	364
Jastrzebska Spolka Weglowa SA (a)	13	354
KGHM Polska Miedz SA	35	1,125
LPP SA	—	695
mBank (a)	4	416
PGE SA	209	763
Polski Koncern Naftowy Orlen S.A.	72	2,398
Polskie Gornictwo Naftowe i Gazownictwo SA	442	823
Powszechna Kasa Oszczednosci Bank Polski SA	227	2,193
Powszechny Zaklad Ubezpieczen SA	143	1,805
Synthos SA	118	166
Tauron Polska Energia SA (a)	266	273
Telekomunikacja Polska SA (a)	164	237
		15,818
Qatar 0.6%
Barwa Real Estate Co.	31	272
	Shares/Par†	Value
Commercial Bank of Qatar QSC (a)	52	418
Doha Bank QSC	42	332
Ezdan Holding Group QSC	202	581
Industries Qatar QSC	39	971
Masraf Al Rayan	90	914
Ooredoo QSC	18	404
Qatar Electricity & Water Co.	6	286
Qatar Gas Transport Co. Ltd.	82	357
Qatar Insurance Co.	31	439
Qatar Islamic Bank SAQ	16	390
Qatar National Bank	58	1,947
		7,311
Romania 0.1%
NEPI Rockcastle Plc (a)	81	1,100
Russian Federation 3.1%
Alrosa AO	637	910
Gazprom OAO	2,571	5,465
Inter RAO UES PJSC	6,919	446
Lukoil OAO	102	5,459
Magnit PJSC - GDR	74	3,022
MMC Norilsk Nickel OJSC	15	2,618
Mobile Telesystems PJSC - ADR	125	1,306
Moscow Exchange MICEX-RTS OAO	366	735
NovaTek PJSC - GDR	22	2,567
Novolipetsk Steel PJSC	265	610
Phosagro OAO - GDR	27	392
Rosneft PJSC	279	1,549
Rostelecom PJSC	251	303
RusHydro JSC	27,774	411
Sberbank of Russia	2,600	8,704
Severstal PAO	38	579
Sistema JSFC - GDR	45	216
Surgutneftegas OAO	1,766	905
Tatneft OAO	363	2,599
VTB Bank OJSC	1,262,935	1,352
		40,148
South Africa 5.7%
Anglo American Platinum Ltd. (a)	12	310
AngloGold Ashanti Ltd.	104	981
Aspen Pharmacare Holdings Ltd.	93	2,090
Barclays Africa Group Ltd.	158	1,618
Bid Corp. Ltd.	79	1,784
Bidvest Group Ltd.	84	1,068
Brait SA	88	349
Capitec Bank Holdings Ltd.	9	550
Coronation Fund Managers Ltd.	55	274
Discover Ltd.	86	894
Exxaro Resources Ltd.	46	418
FirstRand Ltd.	815	3,130
Fortress Income Fund Ltd. - Class A	249	318
Fortress Income Fund Ltd. - Class B	215	614
Foschini Group Ltd.	57	567
Gold Fields Ltd.	211	917
Growthpoint Properties Ltd.	553	992
Hyprop Investments Ltd.	57	443
Impala Platinum Holdings Ltd. (a) (b)	131	299
Imperial Holdings Ltd.	35	490
Investec Ltd.	66	479
Liberty Holdings Ltd.	28	221
Life Healthcare Group Holdings Ltd.	303	531
Massmart Holdings Ltd.	28	230
MMI Holdings Ltd. (b)	228	292
Mondi Ltd.	29	765
Mr Price Group Ltd.	60	798
MTN Group Ltd.	410	3,765
Naspers Ltd. - Class N	106	22,843
Nedbank Group Ltd.	56	845
Netcare Ltd.	223	392
Novus Holdings Ltd. (a) (e)	46	22
Pick n Pay Stores Ltd.	86	367
Pioneer Foods Ltd.	39	326
PSG Group Ltd.	18	311
Rand Merchant Investment Holdings Ltd.	164	502
Redefine Properties Ltd.	1,278	1,009

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Remgro Ltd.	125	1,889
Resilient REIT Ltd.	73	718
RMB Holdings Ltd.	171	803
Sanlam Ltd.	329	1,646
Sappi Ltd.	136	928
Sasol Ltd.	134	3,684
Shoprite Holdings Ltd.	106	1,618
Sibanye Gold Ltd.	426	479
Spar Group Ltd.	46	563
Standard Bank Group Ltd.	316	3,681
Telkom SA Ltd.	55	242
Tiger Brands Ltd.	41	1,147
Truworths International Ltd. (b)	110	627
Vodacom Group Ltd.	143	1,697
Woolworths Holdings Ltd.	252	1,113
		72,639
South Korea 13.4%
Amorepacific Corp.	8	1,709
AMOREPACIFIC Group	7	770
BGF retail Co. Ltd.	5	377
BNK Financial Group Inc.	62	546
Celltrion Inc. (a)	19	2,371
Cheil Worldwide Inc.	16	249
CJ CheilJedang Corp.	2	563
CJ Corp.	4	522
CJ E&M Corp.	5	356
CJ Logistics Corp. (a)	2	216
Coway Co. Ltd.	13	1,104
Daelim Industrial Co. Ltd.	6	433
Daewoo Engineering & Construction Co. Ltd. (a)	25	157
Daum Communications Corp.	9	1,086
DGB Financial Group Inc.	39	357
Dongbu Insurance Co. Ltd.	12	787
Dongsuh Cos. Inc.	6	150
Doosan Bobcat Inc.	9	275
Doosan Heavy Industries and Construction Co. Ltd.	14	204
E-Mart Co. Ltd.	5	958
GS Engineering & Construction Corp. (a)	12	283
GS Holdings Corp.	13	723
GSretail Co. Ltd.	5	160
Hana Financial Group Inc.	71	2,964
Hankook Tire Co. Ltd.	19	984
Hanmi Pharm Co. Ltd.	1	551
Hanmi Science Co. Ltd. (a)	3	276
Hanon Systems	43	472
Hanssem Co. Ltd.	2	277
Hanwha Chem Corp.	26	746
Hanwha Corp.	11	412
Hanwha Techwin Co. Ltd.	7	217
Honam Petrochemical Corp.	4	1,276
Hotel Shilla Co. Ltd.	8	414
Hyosung Corp.	5	644
Hyundai Department Store Co. Ltd.	4	302
Hyundai Development Co.	15	480
Hyundai Engineering & Construction Co. Ltd.	19	646
Hyundai Glovis Co. Ltd.	4	530
Hyundai Heavy Industries Co. Ltd. (a)	8	1,001
Hyundai Marine & Fire Insurance Co. Ltd.	15	613
Hyundai Mobis	16	3,445
Hyundai Motor Co.	37	4,864
Hyundai Robotics Co. Ltd. (a)	2	893
Hyundai Steel Co.	20	924
Hyundai Wia Corp.	3	160
Industrial Bank of Korea	64	807
Kangwon Land Inc.	30	918
KB Financial Group Inc.	96	4,715
KCC Corp.	1	478
KEPCO Plant Service & Engineering Co. Ltd.	4	154
Kia Motors Corp.	66	1,827
Korea Aerospace Industries Ltd.	16	622
Korea Electric Power Corp.	61	2,090
Korea Gas Corp.	7	274
Korea Investment Holdings Co. Ltd.	9	502
Korea Life Insurance Co. Ltd.	63	380
	Shares/Par†	Value
Korea Zinc Co. Ltd.	2	933
Korean Air Lines Co. Ltd. (a)	12	311
KT Corp. - ADR (b)	8	107
KT&G Corp.	28	2,570
Kumho Petro chemical Co. Ltd.	4	274
LG Chem Ltd.	11	3,772
LG Corp.	22	1,551
LG Display Co. Ltd.	58	1,568
LG Electronics Inc.	25	1,819
LG Household & Health Care Ltd.	2	1,814
LG Innotek Co. Ltd.	4	477
Lotte Chilsung Beverage Co. Ltd. (c)	—	122
Lotte Confectionery Co. Ltd. (c)	1	180
Lotte Shopping Co. Ltd. (e)	3	668
Medy-Tox Inc.	1	390
Mirae Asset Daewoo Co. Ltd.	90	778
NCSoft Corp.	4	1,691
Netmarble Games Corp. (a)	4	582
NHN Corp.	7	4,414
OCI Co. Ltd.	4	353
Orion Corp. (a)	6	504
Ottogi Corp.	—	130
POSCO	18	4,959
Posco Daewoo Corp.	10	168
S1 Corp.	4	331
Samsung Biologics Co. Ltd. (a)	4	1,247
Samsung C&T Corp	18	2,141
Samsung Card Co. Ltd.	8	254
Samsung Electro-Mechanics Co. Ltd.	14	1,247
Samsung Electronics Co. Ltd.	24	53,156
Samsung Fire & Marine Insurance Co. Ltd.	7	1,782
Samsung Heavy Industries Co. Ltd. (a)	63	620
Samsung Life Insurance Co. Ltd.	18	1,760
Samsung SDI Co Ltd.	13	2,290
Samsung SDS Co. Ltd.	9	1,300
Samsung Securities Co. Ltd.	15	455
Shinhan Financial Group Co. Ltd.	103	4,542
Shinsegae Co. Ltd.	2	275
SK C&C Co. Ltd.	7	1,847
SK Hynix Inc.	141	10,241
SK Innovation Co. Ltd.	16	2,714
SK Networks Co. Ltd.	39	247
SK Telecom Co. Ltd.	5	1,146
S-Oil Corp.	11	1,274
Stx Pan Ocean Co. Ltd. (a)	54	254
Woori Bank	95	1,476
Woori Investment & Securities Co. Ltd.	34	401
Yuhan Corp.	2	370
		171,719
Taiwan 10.9%
Acer Inc.	677	340
Advanced Semiconductor Engineering Inc.	1,571	1,927
Advantech Co. Ltd. (b)	87	619
Asia Cement Corp.	590	521
Asia Pacific Telecom Co. Ltd. (a)	362	122
Asustek Computer Inc.	180	1,483
AU Optronics Corp. (b)	2,187	880
Catcher Technology Co. Ltd.	153	1,428
Cathay Financial Holding Co. Ltd.	1,982	3,156
Chailease Holding Co. Ltd.	270	654
Chang Hwa Commercial Bank	1,149	622
Cheng Shin Rubber Industry Co. Ltd.	496	994
Chicony Electronics Co. Ltd.	123	293
Chimei Innolux Corp. (b)	2,267	1,063
China Airlines Ltd. (a)	783	296
China Development Financial Holding Corp.	3,428	1,031
China Life Insurance Co. Ltd.	634	598
China Steel Corp.	3,031	2,435
Chinatrust Financial Holding Co. Ltd.	4,225	2,652
Chunghwa Telecom Co. Ltd.	926	3,194
Compal Electronics Inc.	947	675
Delta Electronics Inc.	465	2,398
E. Sun Financial Holding Co. Ltd.	2,283	1,364
Eclat Textile Co. Ltd.	44	538

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Eva Airways Corp. (b)	494	242
Evergreen Marine Corp Taiwan Ltd. (a)	410	237
Far Eastern New Century Corp.	747	592
Far EasTone Telecommunications Co. Ltd.	409	973
Feng Tay Enterprise Co. Ltd.	82	375
First Financial Holding Co. Ltd.	2,169	1,393
Formosa Chemicals & Fibre Corp.	705	2,143
Formosa Petrochemical Corp.	314	1,085
Formosa Plastics Corp.	999	3,027
Formosa Taffeta Co. Ltd.	148	149
Foxconn Technology Co. Ltd.	224	648
Fubon Financial Holding Co. Ltd.	1,605	2,510
General Interface Solution Holding Ltd.	45	454
Giant Manufacturing Co. Ltd.	66	311
Globalwafers Co. Ltd.	56	552
Highwealth Construction Corp.	166	220
Hiwin Technologies Corp.	52	463
Hon Hai Precision Industry Co. Ltd.	3,769	13,096
Hotai Motor Co. Ltd.	67	774
HTC Corp. (a)	152	382
Hua Nan Financial Holdings Co. Ltd.	1,819	988
Inventec Co. Ltd.	635	470
Largan Precision Co. Ltd.	24	4,238
Lite-On Technology Corp.	522	746
MediaTek Inc.	367	3,455
Mega Financial Holdings Co. Ltd.	2,628	2,056
Merida Industry Co. Ltd.	50	217
Micro-Star International Co. Ltd.	134	290
Nan Ya Plastics Corp.	1,150	2,836
Nanya Technology Corp. (b)	169	482
Nien Made Enterprise Co. Ltd.	32	329
Novatek Microelectronics Corp.	137	515
Pegatron Corp.	490	1,276
Phison Electronics Corp.	41	489
Pou Chen Corp.	509	639
Powertech Technology Inc.	161	467
President Chain Store Corp.	145	1,224
Quanta Computer Inc.	642	1,482
Realtek Semiconductor Corp.	101	349
Ruentex Development Co. Ltd. (a)	231	212
Ruentex Industries Ltd.	151	224
Shin Kong Financial Holding Co. Ltd.	1,780	535
Siliconware Precision Industries Co.	497	795
SinoPac Financial Holdings Co. Ltd.	3,004	900
Standard Foods Corp.	151	368
Synnex Technology International Corp.	347	417
TaiMed Biologics Inc. (a)	36	229
Taishin Financial Holding Co. Ltd.	2,310	996
Taiwan Business Bank	609	166
Taiwan Cement Corp.	825	919
Taiwan Cooperative Financial Holding	1,927	995
Taiwan Fertilizer Co. Ltd.	121	156
Taiwan High Speed Rail Corp.	432	343
Taiwan Mobile Co. Ltd.	379	1,349
Taiwan Semiconductor Manufacturing Co. Ltd.	5,954	42,690
Teco Electric and Machinery Co. Ltd.	457	410
Transcend Information Inc. (b)	54	153
Uni-President Enterprises Corp.	1,171	2,458
United Microelectronics Corp.	2,776	1,390
Vanguard International Semiconductor Corp.	225	389
Wistron Corp.	571	458
WPG Holdings Co. Ltd.	323	430
Yuanta Financial Holding Co. Ltd.	2,479	1,069
Yulon Motor Co. Ltd.	118	101
Zhen Ding Technology Holding Ltd.	125	254
		139,863
Thailand 2.1%
Advanced Info Service PCL - NVDR	200	1,150
Advanced Info Service PCL	19	111
Airports of Thailand PCL - NVDR	918	1,627
Bangkok Bank PCL - NVDR	26	146
Bangkok Bank PCL	32	187
Bangkok Dusit Medical Services PCL - NVDR	1,242	765
Bangkok Expressway & Metro PCL - NVDR	1,682	407
	Shares/Par†	Value
Banpu PCL	128	68
Banpu PCL - NVDR	347	183
BEC World PCL - NVDR	378	185
BEC World PCL	73	36
Berli Jucker PCL - NVDR	358	567
BTS Group Holdings PCL - NVDR	875	225
Bumrungrad Hospital PCL - NVDR	90	580
Central Pattana PCL - NVDR	280	654
Charoen Pokphand Foods PCL	129	103
Charoen Pokphand Foods PCL - NVDR	704	566
CP ALL PCL - NVDR	926	1,856
CP ALL PCL	196	393
Delta Electronics Thailand PCL - NVDR	127	332
Electricity Generating PCL - NVDR	27	191
Energy Absolute PCL - NVDR	303	349
Glow Energy PCL - NVDR	102	273
Glow Energy PCL	12	31
Home Product Center PCL - NVDR	750	275
Indorama Ventures PCL - NVDR	414	525
IRPC PCL	198	38
IRPC PCL - NVDR	1,372	259
Kasikornbank PCL - NVDR	454	2,826
KCE Electronics PCL - NVDR	61	184
Krung Thai Bank PCL	61	34
Krung Thai Bank PCL	244	138
Krung Thai Bank PCL - NVDR	409	231
Minor International PCL - NVDR	569	696
PTT Exploration & Production PCL - NVDR	290	767
PTT Exploration & Production PCL	28	73
PTT Global Chemical PCL - NVDR	508	1,177
PTT Global Chemical PCL	44	103
PTT PCL - NVDR	220	2,698
PTT PCL	18	224
Robinson Public Co. - NVDR	104	201
Siam Cement PCL - NVDR	115	1,730
Siam Commercial Bank PCL	4	17
Siam Commercial Bank PCL - NVDR	375	1,723
Thai Oil PCL - NVDR	179	498
Thai Oil PCL	35	96
Thai Union Frozen Products PCL - NVDR	390	234
TMB Bank PCL - NVDR	5,376	407
True Corp PCL - NVDR (a)	2,870	527
		26,666
Turkey 1.0%
Akbank T.A.S.	505	1,334
Anadolu Efes Biracilik Ve Malt Sanayii A/S	50	292
Arcelik A/S	57	365
Aselsan Elektronik Sanayi Ve Ticaret A/S - Class B	42	314
BIM Birlesik Magazalar A/S	54	1,118
Coca-Cola Icecek A/S	20	206
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)	442	333
Eregli Demir ve Celik Fabrikalari TAS	353	768
Ford Otomotiv Sanayi A/S	18	232
Haci Omer Sabanci Holding A/S	219	615
KOC Holding A/S	197	906
Petkim Petrokimya Holding AS	179	301
TAV Havalimanlari Holding A/S	40	196
Tofas Turk Otomobil Fabrikasi A/S	30	258
Tupras Turkiye Petrol Rafinerileri A/S	32	1,104
Turk Hava Yollari AO (a)	114	282
Turk Telekomunikasyon A/S (a)	112	213
Turkcell Iletisim Hizmet A/S	246	877
Turkiye Garanti Bankasi A/S	544	1,480
Turkiye Halk Bankasi A/S	153	520
Turkiye Is Bankasi - Class C	392	747
Turkiye Sise ve Cam Fabrikalari A/S	223	257
Turkiye Vakiflar Bankasi Tao	164	290
Ulker Biskuvi Sanayi A/S	35	190
Yapi ve Kredi Bankasi A/S (a)	210	256
		13,454
United Arab Emirates 0.7%
Abu Dhabi Commercial Bank PJSC	518	1,003
Aldar Properties PJSC	731	464
DAMAC Properties Dubai Co. PJSC	449	465

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
DP World Ltd.	43	863
Dubai Islamic Bank PJSC	323	532
DXB Entertainments PJSC (a)	992	205
Emaar Malls Group PJSC	407	258
Emaar Properties PJSC	877	2,028
Emirates Telecommunications Group Co. PJSC	446	2,103
First Abu Dhabi Bank PJSC	350	972
		8,893
Total Common Stocks (cost $1,007,559)		1,162,244
PREFERRED STOCKS 4.1%
Brazil 2.7%
Banco Bradesco SA (d)	741	8,235
Braskem SA - Series A	38	507
Centrais Eletricas Brasileiras SA - Series B (a)	67	480
Cia Brasileira de Distribuicao Grupo Pao de Acucar (a)	40	947
Cia Energetica de Minas Gerais	159	401
Cia Paranaense de Energia - Series B	24	209
Gerdau SA	230	800
Itau Unibanco Holding SA (d)	785	10,785
Itausa - Investimentos Itau SA	972	3,391
Lojas Americanas SA (d)	188	1,147
Petroleo Brasileiro SA (a) (d)	953	4,614
Suzano Papel e Celulose SA - Series A	95	552
Telefonica Brasil SA	106	1,681
Vale SA - Class A	77	719
		34,468
Chile 0.1%
Embotelladora Andina SA - Series B	61	284
Sociedad Quimica y Minera de Chile SA - Series B	23	1,262
		1,546
Colombia 0.2%
Bancolombia SA	111	1,277
Grupo Aval Acciones y Valores	760	343
Grupo de Inversiones Suramericana SA	36	494
		2,114
Mexico 0.2%
Grupo Televisa SAB (d)	588	2,896
Russian Federation 0.1%
AK Transneft OAO	—	324
Surgutneftegas OAO	1,745	897
		1,221
	Shares/Par†	Value
South Korea 0.8%
Amorepacific Corp.	2	309
Hyundai Motor Co.	6	494
Hyundai Motor Co.	9	822
LG Chem Ltd.	2	419
LG Household & Health Care Ltd.	1	275
Samsung Electronics Co. Ltd.	4	7,700
		10,019
Total Preferred Stocks (cost $43,238)		52,264
SHORT TERM INVESTMENTS 5.6%
Investment Companies 4.8%
JNL Government Money Market Fund - Institutional Class, 0.89% (f) (g)	61,598	61,598
Securities Lending Collateral 0.6%
Securities Lending Cash Collateral Fund LLC, 1.02% (f) (g)	7,244	7,244
Treasury Securities 0.2%
U.S. Treasury Bill
1.02%, 12/07/17 (h)	2,850	2,845
Total Short Term Investments (cost $71,687)		71,687
Total Investments 100.3% (cost $1,122,484)		1,286,195
Other Derivative Instruments 0.1%		808
Other Assets and Liabilities, Net (0.4)%		(4,169)
Total Net Assets 100.0%		$1,282,834

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Convertible security.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

(h) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index	1,283	December 2017	71,233	$808	$(1,355)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital European 30 Fund
COMMON STOCKS 96.7%
Belgium 3.3%
Belgacom SA	455	$15,696
France 17.6%
Carrefour SA	537	10,869
Compagnie Generale des Etablissements Michelin	122	17,781
Eiffage SA	190	19,672
Eutelsat Communications Group SA	681	20,183
Sanofi SA	162	16,102
		84,607
Germany 17.3%
Bayer AG	124	16,939
Continental AG	68	17,209
Daimler AG	175	13,948
Hugo Boss AG (a)	221	19,504
Siemens AG	109	15,355
		82,955
Ireland 2.5%
Paddy Power Betfair Plc	122	12,159
Italy 3.6%
Terna Rete Elettrica Nazionale SpA	2,932	17,147
Netherlands 6.3%
Koninklijke Ahold NV	634	11,871
Koninklijke Philips Electronics NV	443	18,321
		30,192
Norway 6.0%
Marine Harvest ASA	736	14,579
Statoil ASA	712	14,266
		28,845
Spain 6.3%
Enagas SA	528	14,897
Red Electrica Corp. SA	736	15,490
		30,387
Sweden 3.3%
Nordea Bank AB	1,168	15,850
Switzerland 6.4%
Novartis AG	183	15,681
Swisscom AG	29	15,065
		30,746
United Kingdom 24.1%
Babcock International Group Plc	1,127	12,512
Barratt Developments Plc	2,228	18,390
easyJet Plc	1,069	17,430
Marks & Spencer Group Plc	3,335	15,823
Persimmon Plc	596	20,632
SSE Plc	698	13,067
Taylor Wimpey Plc	6,682	17,522
		115,376
Total Common Stocks (cost $410,876)		463,960
PREFERRED STOCKS 3.0%
Switzerland 3.0%
Lindt & Spruengli AG (b)	3	14,340
Total Preferred Stocks (cost $13,942)		14,340
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	236	236
Securities Lending Collateral 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	1,059	1,059
Total Short Term Investments (cost $1,295)		1,295
Total Investments 100.0% (cost $426,113)		479,595
Other Assets and Liabilities, Net 0.0%		127
Total Net Assets 100.0%		$479,722

(a) All or portion of the security was on loan.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Industrials Sector Fund
COMMON STOCKS 98.8%
Industrials 98.8%
3M Co.	1	$236
AAON Inc.	—	3
AAR Corp.	—	2
ABM Industries Inc.	—	4
ACCO Brands Corp. (a)	—	2
Actuant Corp. - Class A	—	3
Acuity Brands Inc.	—	14
Advanced Disposal Services Inc. (a)	—	1
Advanced Drainage Systems Inc.	—	1
Advisory Board Co. (a)	—	4
AECOM (a)	1	11
Aegion Corp. (a)	—	1
Aerojet Rocketdyne Holdings Inc. (a)	—	4
Aerovironment Inc. (a)	—	2
AGCO Corp.	—	9
Air Lease Corp. - Class A	—	8
Air Transport Services Group Inc. (a)	—	1
Aircastle Ltd.	—	2
Alamo Group Inc.	—	2
Albany International Corp. - Class A	—	3
Allegiant Travel Co.	—	1
Allegion Plc	—	15
Allison Transmission Holdings Inc.	—	10
Altra Holdings Inc.	—	3
Amerco Inc.	—	5
American Airlines Group Inc.	—	11
American Railcar Industries Inc.	—	1
American Woodmark Corp. (a)	—	3
AMETEK Inc.	1	29
AO Smith Corp.	—	16
Apogee Enterprises Inc.	—	3
Applied Industrial Technologies Inc.	—	5
ArcBest Corp.	—	2
Arconic Inc.	1	19
Argan Inc.	—	2
Armstrong Flooring Inc. (a)	—	1
Armstrong World Industries Inc. (a)	—	4
Astec Industries Inc.	—	2
Astronics Corp. (a)	—	1
Atkore International Group Inc. (a)	—	1
Atlas Air Worldwide Holdings Inc. (a)	—	1
Avis Budget Group Inc. (a)	—	5
Axon Enterprise Inc. (a)	—	2
AZZ Inc.	—	2
Babcock & Wilcox Enterprises Inc. (a)	—	—
Barnes Group Inc.	—	7
Beacon Roofing Supply Inc. (a)	—	6
BMC Stock Holdings Inc. (a)	—	2
Boeing Co.	1	275
Brady Corp. - Class A	—	3
Briggs & Stratton Corp.	—	2
Brink's Co.	—	7
Builders FirstSource Inc. (a)	—	4
BWX Technologies Inc.	—	9
C.H. Robinson Worldwide Inc.	—	20
Carlisle Cos. Inc.	—	12
Casella Waste Systems Inc. - Class A (a)	—	1
Caterpillar Inc.	1	138
CBIZ Inc. (a)	—	2
Chart Industries Inc. (a)	—	2
Chicago Bridge & Iron Co. NV	—	3
Cintas Corp.	—	24
CIRCOR International Inc.	—	2
Clean Harbors Inc. (a)	—	6
Colfax Corp. (a)	—	7
Columbus Mckinnon Corp.	—	1
Comfort Systems USA Inc.	—	2
Continental Building Products Inc. (a)	—	2
Copart Inc. (a)	1	13
Covanta Holding Corp.	—	3
Covenant Transportation Group Inc. - Class A (a)	—	1
	Shares/Par†	Value
Crane Co.	—	7
CSW Industrials Inc. (a)	—	1
CSX Corp.	2	94
Cubic Corp.	—	2
Cummins Inc.	1	51
Curtiss-Wright Corp.	—	8
Deere & Co.	1	64
Delta Air Lines Inc.	1	17
Deluxe Corp.	—	7
DigitalGlobe Inc. (a)	—	4
Donaldson Co. Inc.	—	11
Douglas Dynamics Inc.	—	2
Dover Corp.	1	27
Dun & Bradstreet Corp.	—	8
DXP Enterprises Inc. (a)	—	1
Dycom Industries Inc. (a)	—	5
Eaton Corp. Plc	1	65
Echo Global Logistics Inc. (a)	—	1
EMCOR Group Inc.	—	8
Emerson Electric Co.	1	76
Encore Wire Corp.	—	2
Energy Recovery Inc. (a)	—	1
EnerSys Inc.	—	6
Engility Holdings Inc. (a)	—	1
Ennis Inc.	—	1
EnPro Industries Inc.	—	3
Equifax Inc.	—	24
ESCO Technologies Inc.	—	3
Essendant Inc.	—	1
Esterline Technologies Corp. (a)	—	5
Expeditors International of Washington Inc.	1	20
Exponent Inc.	—	4
Fastenal Co.	1	25
Federal Signal Corp.	—	2
FedEx Corp.	1	108
Flowserve Corp.	—	10
Fluor Corp.	—	11
Fortive Corp.	1	42
Fortune Brands Home & Security Inc.	1	20
Forward Air Corp.	—	3
Foundation Building Materials Inc. (a)	—	1
Franklin Electric Co. Inc.	—	3
FTI Consulting Inc. (a)	—	3
GATX Corp.	—	4
Generac Holdings Inc. (a)	—	5
General Cable Corp.	—	2
General Dynamics Corp.	1	99
General Electric Co.	17	396
Genesee & Wyoming Inc. - Class A (a)	—	9
Gibraltar Industries Inc. (a)	—	2
Global Brass & Copper Holdings Inc.	—	1
GMS Inc. (a)	—	2
Gorman-Rupp Co.	—	1
GP Strategies Corp. (a)	—	1
Graco Inc.	—	13
Granite Construction Inc.	—	4
Great Lakes Dredge & Dock Corp. (a)	—	1
Greenbrier Cos. Inc.	—	3
Griffon Corp.	—	1
H&E Equipment Services Inc.	—	2
Harsco Corp. (a)	—	3
Hawaiian Holdings Inc. (a)	—	1
HD Supply Holdings Inc. (a)	1	14
Healthcare Services Group Inc.	—	7
Heartland Express Inc.	—	2
HEICO Corp.	—	5
HEICO Corp. - Class A	—	7
Heidrick & Struggles International Inc.	—	1
Herc Holdings Inc. (a)	—	2
Herman Miller Inc.	—	4
Hertz Global Holdings Inc. (a)	—	2
Hexcel Corp.	—	10
Hillenbrand Inc.	—	5
HNI Corp.	—	4
Honeywell International Inc.	2	193

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
HUB Group Inc. - Class A (a)	—	3
Hubbell Inc.	—	11
Huntington Ingalls Industries Inc.	—	20
Huron Consulting Group Inc. (a)	—	1
Hyster-Yale Materials Handling Inc. - Class A	—	1
ICF International Inc. (a)	—	2
IDEX Corp.	—	17
IHS Markit Ltd. (a)	1	34
Illinois Tool Works Inc.	1	87
Ingersoll-Rand Plc	1	43
InnerWorkings Inc. (a)	—	1
Insperity Inc.	—	3
Insteel Industries Inc.	—	1
Interface Inc.	—	3
ITT Inc.	—	7
Jacobs Engineering Group Inc.	—	13
JB Hunt Transport Services Inc.	—	18
JELD-WEN Holding Inc. (a)	—	3
John Bean Technologies Corp.	—	6
Johnson Controls International Plc	2	71
Kadant Inc.	—	2
Kaman Corp.	—	2
Kansas City Southern	—	22
KAR Auction Services Inc.	—	12
KBR Inc.	—	5
Kelly Services Inc. - Class A	—	1
Kennametal Inc.	—	6
Keyw Holding Corp. (a)	—	1
Kforce Inc.	—	1
Kimball International Inc. - Class B	—	1
Kirby Corp. (a)	—	2
KLX Inc. (a)	—	5
Knight-Swift Transportation Holdings Inc. - Class A (a)	—	10
Knoll Inc.	—	2
Korn/Ferry International	—	4
Kratos Defense & Security Solutions Inc. (a)	—	2
L3 Technologies Inc.	—	28
Landstar System Inc.	—	8
Lennox International Inc.	—	13
Lincoln Electric Holdings Inc.	—	10
Lindsay Corp.	—	2
Lockheed Martin Corp.	1	152
LSC Communications Inc.	—	1
Lydall Inc. (a)	—	2
Macquarie Infrastructure Co. LLC	—	11
Manitowoc Co. Inc. (a)	—	2
Manpower Inc.	—	15
Marten Transport Ltd.	—	2
Masco Corp.	1	24
Masonite International Corp. (a)	—	4
MasTec Inc. (a)	—	6
Matson Inc.	—	1
Matthews International Corp. - Class A	—	4
McGrath RentCorp	—	2
Mercury Systems Inc. (a)	—	5
Meritor Inc. (a)	—	4
Middleby Corp. (a)	—	14
Milacron Holdings Corp. (a)	—	2
Mistras Group Inc. (a)	—	1
Mobile Mini Inc.	—	3
Moog Inc. - Class A (a)	—	5
MRC Global Inc. (a)	—	3
MSA Safety Inc.	—	5
MSC Industrial Direct Co. - Class A	—	6
Mueller Industries Inc.	—	4
Mueller Water Products Inc. - Class A	1	4
Multi-Color Corp.	—	2
MYR Group Inc. (a)	—	1
National Presto Industries Inc.	—	1
Navigant Consulting Inc. (a)	—	1
Navistar International Corp. (a)	—	4
NCI Building Systems Inc. (a)	—	1
Neff Corp. - Class A (a)	—	1
Nexeo Solutions Inc. (a)	—	1
	Shares/Par†	Value
Nielsen Holdings Plc	1	28
NN Inc.	—	1
Nordson Corp.	—	11
Norfolk Southern Corp.	1	72
Northrop Grumman Systems Corp.	1	90
NOW Inc. (a)	—	3
Old Dominion Freight Line Inc.	—	14
Omega Flex Inc.	—	1
On Assignment Inc. (a)	—	5
Orbital ATK Inc.	—	14
Oshkosh Corp.	—	12
Owens Corning Inc.	—	16
PACCAR Inc.	1	48
Parker Hannifin Corp.	—	44
Park-Ohio Holdings Corp.	—	1
Patrick Industries Inc. (a)	—	3
Pentair Plc	1	22
PGT Innovations Inc. (a)	—	1
Pitney Bowes Inc.	1	5
Plug Power Inc. (a)	1	1
Ply Gem Holdings Inc. (a)	—	1
Powell Industries Inc.	—	1
Primoris Services Corp.	—	2
Proto Labs Inc. (a)	—	4
Quad/Graphics Inc. - Class A	—	1
Quanex Building Products Corp.	—	1
Quanta Services Inc. (a)	1	11
Raven Industries Inc.	—	2
Raytheon Co.	1	102
RBC Bearings Inc. (a)	—	6
Regal-Beloit Corp.	—	7
Republic Services Inc.	1	30
Resources Connection Inc.	—	1
REV Group Inc.	—	1
Rexnord Corp. (a)	—	5
Roadrunner Transportation Systems Inc. (a)	—	1
Robert Half International Inc.	—	12
Rockwell Automation Inc.	—	43
Rockwell Collins Inc.	1	40
Rollins Inc.	—	8
Roper Industries Inc.	—	47
RPX Corp. (a)	—	1
RR Donnelley & Sons Co.	—	1
Rush Enterprises Inc. - Class A (a)	—	3
Rush Enterprises Inc. - Class B (a)	—	—
Ryder System Inc.	—	9
Saia Inc. (a)	—	3
Sensata Technologies Holding NV (a)	1	15
Simpson Manufacturing Co. Inc.	—	4
SiteOne Landscape Supply Inc. (a)	—	4
SkyWest Inc.	—	1
Snap-On Inc.	—	16
Southwest Airlines Co.	1	16
SP Plus Corp. (a)	—	2
Spirit Aerosystems Holdings Inc. - Class A	—	18
Spirit Airlines Inc. (a)	—	1
SPX Corp. (a)	—	2
SPX Flow Technology USA Inc. (a)	—	3
Standex International Corp.	—	3
Stanley Black & Decker Inc.	1	43
Steelcase Inc. - Class A	—	2
Stericycle Inc. (a)	—	11
Sun Hydraulics Corp.	—	2
Sunrun Inc. (a)	—	1
Team Inc. (a)	—	1
Teledyne Technologies Inc. (a)	—	10
Tennant Co.	—	2
Terex Corp.	—	8
Tetra Tech Inc.	—	5
Textron Inc.	1	27
Thermon Group Holdings Inc. (a)	—	1
Timken Co.	—	6
Titan International Inc.	—	1
Titan Machinery Inc. (a)	—	1
Toro Co.	—	13

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
TransDigm Group Inc.	—	25
TransUnion LLC (a)	1	14
Trex Co. Inc. (a)	—	5
TriMas Corp. (a)	—	2
TriNet Group Inc. (a)	—	3
Trinity Industries Inc.	—	8
Triton International Ltd. - Class A	—	4
Triumph Group Inc.	—	3
TrueBlue Inc. (a)	—	2
Tutor Perini Corp. (a)	—	2
UniFirst Corp.	—	5
Union Pacific Corp.	2	176
United Continental Holdings Inc. (a)	—	9
United Parcel Service Inc. - Class B	2	156
United Rentals Inc. (a)	—	22
United Technologies Corp.	2	167
Univar Inc. (a)	—	6
Universal Forest Products Inc.	—	4
Universal Logistics Holdings Inc.	—	—
US Ecology Inc.	—	2
USG Corp. (a)	—	6
Valmont Industries Inc.	—	7
Verisk Analytics Inc. (a)	1	25
Veritiv Corp. (a)	—	1
Viad Corp.	—	2
Vicor Corp. (a)	—	1
VSE Corp.	—	1
Wabash National Corp.	—	3
WABCO Holdings Inc. (a)	—	14
Wabtec Corp.	—	12
WageWorks Inc. (a)	—	5
Waste Connections Inc.	1	35
Waste Management Inc.	1	65
Watsco Inc.	—	9
Watts Water Technologies Inc. - Class A	—	3
Welbilt Inc. (a)	—	6
Werner Enterprises Inc.	—	3
Wesco Aircraft Holdings Inc. (a)	—	1
WESCO International Inc. (a)	—	5
West Corp.	—	2
Woodward Governor Co.	—	8
WW Grainger Inc.	—	19
XPO Logistics Inc. (a)	—	14
Xylem Inc.	1	21
YRC Worldwide Inc. (a)	—	1
Total Common Stocks (cost $5,162)		5,191
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 0.89% (b) (c)	113	113
Total Short Term Investments (cost $113)		113
Total Investments 101.0% (cost $5,275)		5,304
Other Assets and Liabilities, Net (1.0)%		(52)
Total Net Assets 100.0%		$5,252

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Materials Sector Fund
COMMON STOCKS 99.9%
Materials 99.9%
A. Schulman Inc.	—	$6
AdvanSix Inc. (a)	—	7
AgroFresh Solutions Inc. (a)	—	1
Air Products & Chemicals Inc.	1	194
AK Steel Holding Corp. (a)	2	11
Albemarle Corp.	1	89
Alcoa Corp. (a)	1	51
Allegheny Technologies Inc. (a)	1	16
American Vanguard Corp.	—	3
AptarGroup Inc.	—	31
Ashland Global Holdings Inc.	—	24
Avery Dennison Corp.	1	52
Axalta Coating Systems Ltd. (a)	1	37
Balchem Corp.	—	15
Ball Corp.	2	81
Bemis Co. Inc.	1	24
Berry Global Group Inc. (a)	1	43
Boise Cascade Co. (a)	—	8
Cabot Corp.	—	20
Calgon Carbon Corp.	—	6
Carpenter Technology Corp.	—	13
Celanese Corp. - Class A	1	86
Century Aluminum Co. (a)	—	5
CF Industries Holdings Inc.	1	48
Chase Corp.	—	5
Chemours Co.	1	55
Clearwater Paper Corp. (a)	—	5
Cleveland-Cliffs Inc. (a)	2	12
Coeur d'Alene Mines Corp. (a)	1	10
Commercial Metals Co.	1	13
Compass Minerals International Inc.	—	13
Crown Holdings Inc. (a)	1	48
Deltic Timber Corp.	—	5
Domtar Corp.	—	16
DowDuPont Inc.	14	953
Eagle Materials Inc.	—	31
Eastman Chemical Co.	1	78
Ecolab Inc.	2	198
Ferro Corp. (a)	1	11
Flotek Industries Inc. (a)	—	1
FMC Corp.	1	71
Forterra Inc. (a)	—	—
Freeport-McMoRan Inc. - Class B (a)	8	114
FutureFuel Corp.	—	2
GCP Applied Technologies Inc. (a)	1	13
Graphic Packaging Holding Co.	2	25
Greif Inc. - Class A	—	9
Greif Inc. - Class B	—	2
Hawkins Inc.	—	2
Haynes International Inc.	—	3
HB Fuller Co.	—	17
Hecla Mining Co.	2	12
Huntsman Corp.	1	33
Ingevity Corp. (a)	—	16
Innophos Holdings Inc.	—	5
Innospec Inc.	—	9
International Flavors & Fragrances Inc.	1	67
International Paper Co.	2	132
Kaiser Aluminum Corp.	—	11
KapStone Paper and Packaging Corp.	1	11
KMG Chemicals Inc.	—	3
Koppers Holdings Inc. (a)	—	5
Kraton Corp. (a)	—	8
Kronos Worldwide Inc.	—	3
Louisiana-Pacific Corp. (a)	1	23
LyondellBasell Industries NV - Class A	2	200
Martin Marietta Materials Inc.	—	76
Materion Corp.	—	5
McEwen Mining Inc.	2	3
Mercer International Inc.	—	3
Minerals Technologies Inc.	—	15
	Shares/Par†	Value
Monsanto Co.	3	310
Mosaic Co.	2	43
Myers Industries Inc.	—	3
Neenah Paper Inc.	—	9
NewMarket Corp.	—	23
Newmont Mining Corp.	3	118
Nucor Corp.	2	106
Olin Corp.	1	33
Omnova Solutions Inc. (a)	—	3
Owens-Illinois Inc. (a)	1	23
P.H. Glatfelter Co.	—	5
Packaging Corp. of America	1	64
Platform Specialty Products Corp. (a)	1	15
PolyOne Corp.	1	19
PPG Industries Inc.	2	164
Praxair Inc.	2	236
Quaker Chemical Corp.	—	12
Rayonier Advanced Materials Inc.	—	3
Reliance Steel & Aluminum Co.	1	33
Resolute Forest Products Inc. (a)	—	2
Royal Gold Inc.	—	33
RPM International Inc.	1	41
Ryerson Holding Corp. (a)	—	1
Schnitzer Steel Industries Inc. - Class A	—	4
Schweitzer-Mauduit International Inc.	—	8
Scotts Miracle-Gro Co. - Class A	—	25
Sealed Air Corp.	1	50
Sensient Technologies Corp.	—	20
Sherwin-Williams Co.	1	177
Silgan Holdings Inc.	1	14
Sonoco Products Co.	1	29
Steel Dynamics Inc.	2	49
Stepan Co.	—	10
Summit Materials Inc. - Class A (a)	1	20
SunCoke Energy Inc. (a)	—	3
TimkenSteel Corp. (a)	—	3
Tredegar Corp.	—	2
Trinseo SA	—	18
Tronox Ltd. - Class A	1	8
United States Lime & Minerals Inc.	—	1
United States Steel Corp.	1	26
US Concrete Inc. (a)	—	7
Valvoline Inc.	1	28
Vulcan Materials Co.	1	93
WestRock Co.	2	84
Worthington Industries Inc.	—	13
WR Grace & Co.	1	29
Total Common Stocks (cost $5,209)		5,243
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.8%
JNL Government Money Market Fund - Institutional Class, 0.89% (b) (c)	94	94
Total Short Term Investments (cost $94)		94
Total Investments 101.7% (cost $5,303)		5,337
Other Assets and Liabilities, Net (1.7)%		(88)
Total Net Assets 100.0%		$5,249

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Pacific Rim 30 Fund
COMMON STOCKS 98.6%
Australia 23.3%
Amcor Ltd.	771	$9,225
LendLease Corp. Ltd.	813	11,443
National Australia Bank Ltd.	373	9,233
Qantas Airways Ltd.	3,482	15,933
Stockland	2,568	8,671
Telstra Corp. Ltd.	2,240	6,134
Woodside Petroleum Ltd.	372	8,449
		69,088
Hong Kong 13.5%
CK Hutchison Holdings Ltd.	728	9,325
CLP Holdings Ltd.	899	9,232
Techtronic Industries Co.	2,345	12,583
Yue Yuen Industrial Holdings Ltd.	2,292	8,747
		39,887
Japan 48.5%
ABC-Mart Inc.	148	7,825
Asahi Breweries Ltd.	267	10,810
Bandai Namco Holdings Inc.	308	10,599
Daicel Corp.	743	8,960
Daito Trust Construction Co. Ltd.	56	10,168
Hankyu Hanshin Holdings Inc.	259	9,818
Japan Tobacco Inc.	258	8,445
KDDI Corp.	331	8,744
Lawson Inc. (a)	120	7,960
Nagoya Railroad Co. Ltd.	350	7,537
Nexon Co. Ltd. (b)	580	15,159
Nippon Telegraph & Telephone Corp.	198	9,087
NTT DoCoMo Inc.	367	8,380

	Shares/Par†	Value
Sundrug Co. Ltd.	244	10,125
Toray Industries Inc.	1,026	9,958
		143,575
New Zealand 3.1%
Spark New Zealand Ltd.	3,480	9,177
Singapore 10.2%
Ascendas REIT	5,280	10,361
Jardine Cycle & Carriage Ltd.	301	8,725
Oversea-Chinese Banking Corp. Ltd.	1,340	11,046
		30,132
Total Common Stocks (cost $262,292)		291,859
INVESTMENT COMPANIES 0.7%
United States of America 0.7%
Vanguard MSCI Pacific ETF (a)	28	1,915
Total Investment Companies (cost $1,909)		1,915
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	344	344
Securities Lending Collateral 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	508	508
Total Short Term Investments (cost $852)		852
Total Investments 99.6% (cost $265,053)		294,626
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.4%		1,235
Total Net Assets 100.0%		$295,862

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
USD/AUD	BMO	10/03/17	AUD	(600)	$(471)	$1
USD/HKD	SCB	10/03/17	HKD	(1,140)	(146)	—
					$(617)	$1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Real Estate Sector Fund
COMMON STOCKS 99.8%
Real Estate 99.8%
Acadia Realty Trust	12	$350
Agree Realty Corp.	4	201
Alexander & Baldwin Inc.	7	313
Alexander's Inc.	—	141
Alexandria Real Estate Equities Inc.	13	1,570
Altisource Portfolio Solutions SA (a)	2	48
Altisource Residential Corp. - Class B	7	82
American Assets Trust Inc.	5	203
American Campus Communities Inc.	19	855
American Homes For Rent - Class A	34	729
American Tower Corp.	62	8,410
Apartment Investment & Management Co. - Class A	22	985
Apple Hospitality REIT Inc.	31	579
Armada Hoffler Properties Inc.	6	90
Ashford Hospitality Prime Inc.	4	35
Ashford Hospitality Trust Inc.	14	94
AvalonBay Communities Inc.	20	3,562
Boston Properties Inc.	22	2,740
Brandywine Realty Trust	25	443
Brixmor Property Group Inc.	44	828
Camden Property Trust	13	1,231
CareTrust REIT Inc.	10	200
CatchMark Timber Trust Inc. - Class A	6	71
CBL & Associates Properties Inc.	25	207
CBRE Group Inc. - Class A (a)	44	1,671
Cedar Realty Trust Inc.	12	69
Chatham Lodging Trust	6	118
Chesapeake Lodging Trust	9	234
Colony NorthStar Inc. - Class A	76	949
Columbia Property Trust Inc.	18	385
CoreCivic Inc.	17	457
Coresite Realty Corp.	5	553
Corporate Office Properties Trust	14	472
Cousins Properties Inc.	60	565
Crown Castle International Corp.	58	5,829
CubeSmart	26	676
CyrusOne Inc.	12	709
DCT Industrial Trust Inc.	13	769
DDR Corp.	45	413
DiamondRock Hospitality Co.	29	317
Digital Realty Trust Inc.	30	3,516
Douglas Emmett Inc.	21	836
Duke Realty Corp.	51	1,471
Easterly Government Properties Inc.	5	111
EastGroup Properties Inc.	5	432
Education Realty Trust Inc.	11	380
Empire State Realty Trust Inc. - Class A	19	396
EPR Properties	11	742
Equinix Inc.	11	5,036
Equity Commonwealth (a)	18	545
Equity Lifestyle Properties Inc.	12	1,004
Equity Residential Properties Inc.	53	3,507
Essex Property Trust Inc.	9	2,416
Extra Space Storage Inc.	18	1,461
Federal Realty Investment Trust	10	1,303
First Industrial Realty Trust Inc.	17	510
First Potomac Realty Trust	8	94
Forest City Realty Trust Inc. - Class A	31	786
Forestar Group Inc. (a) (b)	6	99
Four Corners Property Trust Inc.	9	216
Franklin Street Properties Corp.	15	156
Gaming and Leisure Properties Inc.	28	1,044
Geo Group Inc.	18	482
Getty Realty Corp.	5	136
GGP Inc.	90	1,861
Gladstone Commercial Corp.	4	81
Global Net Lease Inc.	10	210
Government Properties Income Trust	14	261
Gramercy Property Trust	22	664
HCP Inc.	68	1,891
Healthcare Realty Trust Inc.	18	578
	Shares/Par†	Value
Healthcare Trust of America Inc. - Class A	28	824
Hersha Hospitality Trust	6	113
HFF Inc. - Class A	5	209
Highwoods Properties Inc.	15	768
Hospitality Properties Trust	24	676
Host Hotels & Resorts Inc.	107	1,984
Howard Hughes Corp. (a)	6	653
Hudson Pacific Properties Inc.	23	756
Independence Realty Trust Inc.	12	120
InfraREIT Inc.	6	141
Investors Real Estate Trust	18	108
Iron Mountain Inc.	36	1,417
iStar Inc. (a)	9	111
JBG Smith Properties (a)	14	467
Jones Lang LaSalle Inc.	7	808
Kennedy-Wilson Holdings Inc.	14	260
Kilroy Realty Corp.	14	1,000
Kimco Realty Corp.	62	1,209
Kite Realty Group Trust	12	244
Lamar Advertising Co. - Class A	12	827
LaSalle Hotel Properties	16	475
Lexington Realty Trust	31	319
Liberty Property Trust	21	873
Life Storage Inc.	7	550
LTC Properties Inc.	6	269
Macerich Co.	17	948
Mack-Cali Realty Corp.	12	292
Marcus & Millichap Inc. (a)	2	67
Medical Properties Trust Inc.	53	690
MGM Growth Properties LLC - Class A	10	302
Mid-America Apartment Communities Inc.	16	1,761
Monmouth Real Estate Investment Corp. - Class A	9	153
National Health Investors Inc.	6	458
National Retail Properties Inc.	22	898
National Storage Affiliates Trust	6	155
New Senior Investment Group Inc.	12	109
New York REIT Inc.	24	190
Nexpoint Residential Trust Inc.	2	54
NorthStar Realty Europe Corp.	8	97
Omega Healthcare Investors Inc.	28	907
One Liberty Properties Inc.	2	49
Outfront Media Inc.	20	504
Paramount Group Inc.	28	455
Park Hotels & Resorts Inc.	22	599
Parkway Inc.	6	147
Pebblebrook Hotel Trust	10	363
Pennsylvania REIT	10	106
Physicians Realty Trust	26	455
Piedmont Office Realty Trust Inc. - Class A	21	423
Potlatch Corp.	6	299
ProLogis Inc.	77	4,874
PS Business Parks Inc.	3	393
Public Storage	23	4,849
QTS Realty Trust Inc. - Class A	7	362
Quality Care Properties Inc. (a)	14	210
RAIT Financial Trust	12	9
Ramco-Gershenson Properties Trust	11	149
Rayonier Inc.	19	538
RE/MAX Holdings Inc. - Class A	3	163
Realogy Holdings Corp.	20	657
Realty Income Corp.	40	2,264
Regency Centers Corp.	22	1,379
Retail Opportunity Investments Corp.	16	301
Retail Properties of America Inc. - Class A	34	449
Rexford Industrial Realty Inc.	10	276
RLJ Lodging Trust	25	555
RMR Group Inc. - Class A	1	45
Ryman Hospitality Properties	7	415
Sabra Healthcare REIT Inc.	25	547
Saul Centers Inc.	2	115
SBA Communications Corp. (a)	18	2,533
Select Income REIT	10	227
Senior Housing Properties Trust	34	671
Seritage Growth Properties - Class A	4	169
Simon Property Group Inc.	45	7,278

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
SL Green Realty Corp.	15	1,480
Spirit Realty Capital Inc.	70	599
St. Joe Co. (a)	7	137
STAG Industrial Inc.	13	352
Starwood Waypoint Homes	18	655
STORE Capital Corp.	25	614
Summit Hotel Properties Inc.	15	241
Sun Communities Inc.	11	969
Sunstone Hotel Investors Inc.	32	512
Tanger Factory Outlet Centers Inc.	14	340
Taubman Centers Inc.	9	436
Tejon Ranch Co. (a)	3	54
Terreno Realty Corp	7	261
Tier REIT Inc.	7	133
UDR Inc.	39	1,476
UMH Properties Inc.	4	67
Uniti Group Inc.	24	353
Universal Health Realty Income Trust	2	141
Urban Edge Properties	16	397
Urstadt Biddle Properties Inc. - Class A	4	93
Ventas Inc.	51	3,349
Vereit Inc.	141	1,173
Vornado Realty Trust	25	1,900
Washington Prime Group Inc.	27	223
Washington REIT	11	363
Weingarten Realty Investors	18	559
Welltower Inc.	53	3,728
Weyerhaeuser Co.	109	3,707
WP Carey Inc.	15	1,027
Xenia Hotels & Resorts Inc.	15	325
Total Common Stocks (cost $151,525)		151,132
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	626	626
Total Short Term Investments (cost $626)		626
Total Investments 100.2% (cost $152,151)		151,758
Other Assets and Liabilities, Net (0.2)%		(292)
Total Net Assets 100.0%		$151,466

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital S&P 500 Index Fund
COMMON STOCKS 97.6%
Consumer Discretionary 11.6%
Advance Auto Parts Inc.	26	$2,558
Amazon.com Inc. (a)	131	126,413
AutoZone Inc. (a)	9	5,557
Best Buy Co. Inc.	88	5,004
BorgWarner Inc.	63	3,221
Carmax Inc. (a) (b)	60	4,515
Carnival Plc	137	8,857
CBS Corp. - Class B	122	7,081
Charter Communications Inc. - Class A (a)	68	24,831
Chipotle Mexican Grill Inc. (a) (b)	8	2,564
Coach Inc.	93	3,734
Comcast Corp. - Class A	1,552	59,726
D.R. Horton Inc.	118	4,699
Darden Restaurants Inc.	39	3,109
Delphi Automotive Plc	88	8,699
Discovery Communications Inc. - Class A (a) (b)	54	1,146
Discovery Communications Inc. - Class C (a)	67	1,355
DISH Network Corp. - Class A (a)	74	3,992
Dollar General Corp.	83	6,752
Dollar Tree Inc. (a)	77	6,719
Expedia Inc.	39	5,685
Foot Locker Inc.	42	1,478
Ford Motor Co.	1,283	15,356
Gap Inc.	81	2,396
Garmin Ltd. (b)	41	2,227
General Motors Co.	434	17,510
Genuine Parts Co.	48	4,605
Goodyear Tire & Rubber Co.	79	2,643
H&R Block Inc.	68	1,808
HanesBrands Inc. (b)	119	2,939
Harley-Davidson Inc. (b)	56	2,699
Hasbro Inc. (b)	36	3,531
Hilton Worldwide Holdings Inc.	68	4,695
Home Depot Inc.	389	63,647
Interpublic Group of Cos. Inc.	125	2,591
Kohl's Corp. (b)	55	2,516
Leggett & Platt Inc.	47	2,267
Lennar Corp. - Class A	65	3,415
Limited Brands Inc. (b)	78	3,235
LKQ Corp. (a)	108	3,894
Lowe's Cos. Inc.	279	22,287
Macy's Inc.	96	2,097
Marriott International Inc. - Class A (b)	103	11,386
Mattel Inc. (b)	108	1,673
McDonald's Corp.	267	41,881
MGM Resorts International	170	5,550
Michael Kors Holdings Ltd. (a)	50	2,407
Mohawk Industries Inc. (a)	21	5,173
Netflix Inc. (a)	142	25,665
Newell Brands Inc.	158	6,753
News Corp. - Class A	135	1,785
News Corp. - Class B	37	499
Nike Inc. - Class B	436	22,599
Nordstrom Inc.	35	1,649
Omnicom Group Inc.	77	5,696
O'Reilly Automotive Inc. (a)	30	6,476
Priceline Group Inc. (a)	16	29,612
Pulte Homes Inc.	89	2,442
PVH Corp.	25	3,141
Ralph Lauren Corp. - Class A	21	1,839
Ross Stores Inc.	129	8,352
Royal Caribbean Cruises Ltd.	55	6,568
Scripps Networks Interactive Inc. - Class A	33	2,840
Signet Jewelers Ltd. (b)	20	1,344
Starbucks Corp.	479	25,749
Target Corp. (b)	183	10,777
Tiffany & Co.	35	3,169
Time Warner Inc.	255	26,092
TJX Cos. Inc.	210	15,491
Tractor Supply Co.	41	2,608
TripAdvisor Inc. (a) (b)	41	1,677
	Shares/Par†	Value
Twenty-First Century Fox Inc. - Class A	346	9,117
Twenty-First Century Fox Inc. - Class B	146	3,771
Ulta Beauty Inc. (a)	19	4,333
Under Armour Inc. - Class A (a) (b)	63	1,041
Under Armour Inc. - Class C (a) (b)	64	955
VF Corp.	109	6,904
Viacom Inc. - Class B	113	3,144
Walt Disney Co. (b)	494	48,702
Whirlpool Corp.	24	4,453
Wyndham Worldwide Corp.	33	3,505
Wynn Resorts Ltd.	26	3,944
Yum! Brands Inc.	114	8,361
		843,176
Consumer Staples 8.1%
Altria Group Inc.	633	40,153
Archer-Daniels-Midland Co.	187	7,968
Brown-Forman Corp. - Class B	64	3,488
Campbell Soup Co.	69	3,217
Church & Dwight Co. Inc.	83	4,000
Clorox Co. (b)	42	5,545
Coca-Cola Co.	1,272	57,236
Colgate-Palmolive Co.	290	21,150
ConAgra Brands Inc.	135	4,571
Constellation Brands Inc. - Class A	57	11,311
Costco Wholesale Corp.	144	23,718
Coty Inc. - Class A	168	2,771
CVS Health Corp.	337	27,435
Dr. Pepper Snapple Group Inc.	60	5,310
Estee Lauder Cos. Inc. - Class A	73	7,859
General Mills Inc. (b)	191	9,861
Hershey Co.	46	4,993
Hormel Foods Corp. (b)	95	3,058
JM Smucker Co.	38	3,969
Kellogg Co.	83	5,169
Kimberly-Clark Corp.	117	13,761
Kraft Heinz Foods Co.	196	15,206
Kroger Co. (b)	303	6,085
McCormick & Co. Inc. (b)	37	3,775
Molson Coors Brewing Co. - Class B	61	4,987
Mondelez International Inc. - Class A	502	20,413
Monster Beverage Corp. (a)	137	7,548
PepsiCo Inc.	471	52,514
Philip Morris International Inc.	512	56,881
Procter & Gamble Co.	844	76,768
Sysco Corp.	163	8,801
Tyson Foods Inc. - Class A	94	6,627
Walgreens Boots Alliance Inc.	303	23,397
Wal-Mart Stores Inc.	483	37,747
		587,292
Energy 5.9%
Anadarko Petroleum Corp.	184	8,969
Andeavor Corp.	50	5,131
Apache Corp.	124	5,701
Baker Hughes a GE Co. - Class A	140	5,112
Cabot Oil & Gas Corp.	153	4,097
Chesapeake Energy Corp. (a) (b)	263	1,133
Chevron Corp.	625	73,442
Cimarex Energy Co.	30	3,445
Concho Resources Inc. (a)	49	6,398
ConocoPhillips Co.	406	20,338
Devon Energy Corp.	172	6,316
EOG Resources Inc.	190	18,346
EQT Corp.	61	3,976
Exxon Mobil Corp.	1,398	114,608
Halliburton Co.	285	13,113
Helmerich & Payne Inc. (b)	38	1,963
Hess Corp.	93	4,380
Kinder Morgan Inc.	631	12,100
Marathon Oil Corp.	296	4,015
Marathon Petroleum Corp.	167	9,382
National Oilwell Varco Inc.	123	4,390
Newfield Exploration Co. (a)	69	2,056
Noble Energy Inc.	151	4,277
Occidental Petroleum Corp.	251	16,131

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
ONEOK Inc.	125	6,946
Phillips 66	142	12,999
Pioneer Natural Resources Co.	56	8,226
Range Resources Corp. (b)	66	1,298
Schlumberger Ltd.	459	31,997
TechnipFMC Plc (a)	152	4,232
Valero Energy Corp.	148	11,393
Williams Cos. Inc.	271	8,134
		434,044
Financials 14.3%
Affiliated Managers Group Inc.	19	3,661
Aflac Inc.	132	10,728
Allstate Corp.	120	11,019
American Express Co.	242	21,924
American International Group Inc.	298	18,274
Ameriprise Financial Inc.	51	7,502
Aon Plc - Class A	84	12,274
Arthur J Gallagher & Co.	63	3,850
Assurant Inc.	17	1,631
Bank of America Corp.	3,239	82,076
Bank of New York Mellon Corp. (b) (c)	341	18,081
BB&T Corp. (b)	266	12,465
Berkshire Hathaway Inc. - Class B (a)	634	116,296
BlackRock Inc.	41	18,264
Brighthouse Financial Inc. (a)	32	1,976
Capital One Financial Corp.	158	13,370
CBOE Holdings Inc.	37	3,985
Charles Schwab Corp.	399	17,465
Chubb Ltd.	153	21,834
Cincinnati Financial Corp. (b)	48	3,708
Citigroup Inc.	899	65,421
Citizens Financial Group Inc.	167	6,319
CME Group Inc.	112	15,142
Comerica Inc.	62	4,708
Discover Financial Services	127	8,159
E*TRADE Financial Corp. (a)	87	3,792
Everest Re Group Ltd.	14	3,095
Fifth Third Bancorp	246	6,883
Franklin Resources Inc.	113	5,026
Goldman Sachs Group Inc.	119	28,188
Hartford Financial Services Group Inc.	123	6,793
Huntington Bancshares Inc.	352	4,919
Intercontinental Exchange Inc.	196	13,444
Invesco Ltd.	131	4,582
JPMorgan Chase & Co.	1,162	110,937
KeyCorp	361	6,803
Leucadia National Corp.	102	2,576
Lincoln National Corp.	73	5,374
Loews Corp.	95	4,556
M&T Bank Corp.	51	8,147
Marsh & McLennan Cos. Inc.	169	14,181
MetLife Inc.	351	18,232
Moody's Corp.	54	7,577
Morgan Stanley	467	22,485
NASDAQ Inc.	41	3,150
Navient Corp.	88	1,323
Northern Trust Corp.	71	6,482
People's United Financial Inc.	110	1,989
PNC Financial Services Group Inc.	160	21,542
Principal Financial Group Inc.	88	5,637
Progressive Corp.	191	9,227
Prudential Financial Inc.	141	15,026
Raymond James Financial Inc.	40	3,415
Regions Financial Corp.	395	6,014
S&P Global Inc.	85	13,267
State Street Corp.	123	11,764
SunTrust Banks Inc.	161	9,642
Synchrony Financial	253	7,850
T. Rowe Price Group Inc.	80	7,232
Torchmark Corp.	38	3,083
Travelers Cos. Inc.	92	11,256
U.S. Bancorp	524	28,069
Unum Group	73	3,726
Wells Fargo & Co.	1,474	81,297
	Shares/Par†	Value
Willis Towers Watson Plc	44	6,816
XL Group Ltd.	84	3,327
Zions Bancorp	71	3,352
		1,042,208
Health Care 14.1%
Abbott Laboratories	572	30,546
AbbVie Inc.	524	46,596
Aetna Inc.	109	17,367
Agilent Technologies Inc.	106	6,776
Alexion Pharmaceuticals Inc. (a)	74	10,345
Align Technology Inc. (a)	25	4,641
Allergan Plc	110	22,598
AmerisourceBergen Corp.	54	4,473
Amgen Inc.	241	44,892
Anthem Inc.	87	16,499
Baxter International Inc.	165	10,361
Becton Dickinson & Co.	75	14,696
Biogen Inc. (a)	70	21,857
Boston Scientific Corp. (a)	448	13,064
Bristol-Myers Squibb Co.	544	34,654
Cardinal Health Inc.	104	6,926
Celgene Corp. (a)	258	37,562
Centene Corp. (a)	57	5,521
Cerner Corp. (a)	104	7,389
CIGNA Corp.	84	15,789
Cooper Cos. Inc.	16	3,836
CR Bard Inc.	24	7,568
Danaher Corp.	201	17,205
DaVita Inc. (a)	50	2,987
DENTSPLY SIRONA Inc. (b)	75	4,461
Edwards Lifesciences Corp. (a)	70	7,618
Eli Lilly & Co.	319	27,318
Envision Healthcare Corp. (a)	42	1,871
Express Scripts Holding Co. (a)	191	12,090
Gilead Sciences Inc.	430	34,835
HCA Healthcare Inc. (a)	95	7,541
Henry Schein Inc. (a)	51	4,212
Hologic Inc. (a)	98	3,594
Humana Inc.	48	11,607
Idexx Laboratories Inc. (a)	29	4,441
Illumina Inc. (a)	48	9,566
Incyte Corp. (a)	55	6,478
Intuitive Surgical Inc. (a)	12	12,613
Johnson & Johnson	886	115,127
Laboratory Corp. of America Holdings (a)	34	5,084
McKesson Corp.	70	10,695
Medtronic Plc	447	34,764
Merck & Co. Inc.	904	57,854
Mettler-Toledo International Inc. (a)	8	5,265
Mylan NV (a) (b)	176	5,517
Patterson Cos. Inc.	29	1,132
PerkinElmer Inc.	39	2,680
Perrigo Co. Plc	45	3,847
Pfizer Inc.	1,969	70,286
Quest Diagnostics Inc.	45	4,177
Quintiles IMS Holdings Inc. (a)	50	4,735
Regeneron Pharmaceuticals Inc. (a)	25	11,163
ResMed Inc.	47	3,608
Stryker Corp.	106	15,045
Thermo Fisher Scientific Inc.	132	24,949
UnitedHealth Group Inc.	318	62,264
Universal Health Services Inc. - Class B	28	3,154
Varian Medical Systems Inc. (a)	29	2,947
Vertex Pharmaceuticals Inc. (a)	82	12,402
Waters Corp. (a)	26	4,660
Zimmer Biomet Holdings Inc.	66	7,727
Zoetis Inc. - Class A	161	10,297
		1,031,772
Industrials 10.0%
3M Co.	197	41,381
Acuity Brands Inc. (b)	14	2,392
Alaska Air Group Inc.	40	3,051
Allegion Plc	30	2,586
American Airlines Group Inc.	144	6,843

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
AMETEK Inc.	74	4,910
AO Smith Corp.	49	2,887
Arconic Inc.	129	3,217
Boeing Co.	183	46,616
C.H. Robinson Worldwide Inc. (b)	50	3,794
Caterpillar Inc.	194	24,238
Cintas Corp.	28	4,015
CSX Corp.	304	16,521
Cummins Inc.	51	8,528
Deere & Co.	105	13,205
Delta Air Lines Inc.	221	10,651
Dover Corp.	52	4,709
Eaton Corp. Plc	148	11,342
Emerson Electric Co.	212	13,318
Equifax Inc.	40	4,209
Expeditors International of Washington Inc.	57	3,424
Fastenal Co.	95	4,345
FedEx Corp.	81	18,178
Flowserve Corp.	46	1,972
Fluor Corp.	47	1,965
Fortive Corp.	99	6,985
Fortune Brands Home & Security Inc.	54	3,653
General Dynamics Corp.	92	18,904
General Electric Co.	2,857	69,076
Honeywell International Inc.	252	35,648
IHS Markit Ltd. (a)	119	5,255
Illinois Tool Works Inc. (b)	102	15,165
Ingersoll-Rand Plc	85	7,584
Jacobs Engineering Group Inc.	40	2,320
JB Hunt Transport Services Inc.	27	3,029
Johnson Controls International Plc	308	12,427
Kansas City Southern	34	3,673
L3 Technologies Inc.	25	4,753
Lockheed Martin Corp.	82	25,477
Masco Corp.	102	3,979
Nielsen Holdings Plc	109	4,522
Norfolk Southern Corp.	95	12,620
Northrop Grumman Systems Corp.	57	16,509
PACCAR Inc.	115	8,328
Parker Hannifin Corp.	44	7,652
Pentair Plc	53	3,613
Quanta Services Inc. (a)	56	2,099
Raytheon Co.	96	17,960
Republic Services Inc.	76	4,988
Robert Half International Inc.	39	1,988
Rockwell Automation Inc.	42	7,514
Rockwell Collins Inc.	53	6,898
Roper Industries Inc.	33	8,133
Snap-On Inc.	18	2,737
Southwest Airlines Co.	183	10,226
Stanley Black & Decker Inc.	50	7,554
Stericycle Inc. (a)	30	2,144
Textron Inc.	88	4,715
TransDigm Group Inc. (b)	16	4,111
Union Pacific Corp.	264	30,639
United Continental Holdings Inc. (a)	86	5,219
United Parcel Service Inc. - Class B	227	27,221
United Rentals Inc. (a)	30	4,101
United Technologies Corp.	247	28,616
Verisk Analytics Inc. (a)	54	4,529
Waste Management Inc.	133	10,397
WW Grainger Inc. (b)	17	3,144
Xylem Inc.	63	3,959
		728,361
Information Technology 22.7%
Accenture Plc - Class A	205	27,659
Activision Blizzard Inc.	248	16,008
Adobe Systems Inc. (a)	163	24,316
Advanced Micro Devices Inc. (a) (b)	276	3,518
Akamai Technologies Inc. (a)	55	2,683
Alliance Data Systems Corp.	16	3,552
Alphabet Inc. - Class A (a)	98	95,610
Alphabet Inc. - Class C (a)	100	95,458
Amphenol Corp. - Class A	101	8,542
	Shares/Par†	Value
Analog Devices Inc.	119	10,297
Ansys Inc. (a)	28	3,462
Apple Inc.	1,705	262,774
Applied Materials Inc.	355	18,485
Autodesk Inc. (a)	72	8,080
Automatic Data Processing Inc.	148	16,129
Broadcom Ltd.	134	32,508
CA Inc.	109	3,639
Cadence Design Systems Inc. (a)	89	3,502
Cisco Systems Inc.	1,648	55,423
Citrix Systems Inc. (a)	51	3,894
Cognizant Technology Solutions Corp. - Class A	194	14,105
Corning Inc.	305	9,114
CSRA Inc.	51	1,641
DXC Technology Co.	93	7,997
eBay Inc. (a)	332	12,772
Electronic Arts Inc. (a)	101	11,948
F5 Networks Inc. (a)	20	2,468
Facebook Inc. - Class A (a)	782	133,587
Fidelity National Information Services Inc.	108	10,079
Fiserv Inc. (a)	70	9,081
FLIR Systems Inc.	48	1,878
Gartner Inc. (a)	30	3,709
Global Payments Inc.	49	4,686
Harris Corp.	40	5,318
Hewlett Packard Enterprise Co.	547	8,042
HP Inc.	556	11,100
Intel Corp.	1,556	59,250
International Business Machines Corp. (b)	286	41,457
Intuit Inc.	80	11,341
Juniper Networks Inc.	130	3,619
KLA-Tencor Corp.	51	5,399
Lam Research Corp.	53	9,886
MasterCard Inc. - Class A	308	43,506
Microchip Technology Inc.	76	6,780
Micron Technology Inc. (a)	366	14,411
Microsoft Corp.	2,541	189,280
Motorola Solutions Inc.	53	4,537
NetApp Inc. (b)	86	3,775
Nvidia Corp.	198	35,370
Oracle Corp.	996	48,152
Paychex Inc.	105	6,278
PayPal Holdings Inc. (a)	369	23,637
Qorvo Inc. (a)	40	2,824
QUALCOMM Inc.	486	25,184
Red Hat Inc. (a)	58	6,425
Salesforce.com Inc. (a)	225	21,022
Seagate Technology (b)	96	3,179
Skyworks Solutions Inc.	61	6,177
Symantec Corp.	203	6,657
Synopsys Inc. (a)	48	3,860
TE Connectivity Ltd.	117	9,682
Texas Instruments Inc.	329	29,473
Total System Services Inc.	59	3,855
VeriSign Inc. (a) (b)	29	3,035
Visa Inc. - Class A (b)	604	63,548
Western Digital Corp.	95	8,168
Western Union Co. (b)	152	2,926
Xerox Corp.	76	2,532
Xilinx Inc.	81	5,724
		1,654,013
Materials 2.9%
Air Products & Chemicals Inc.	71	10,804
Albemarle Corp.	37	4,990
Avery Dennison Corp.	29	2,881
Ball Corp.	120	4,954
CF Industries Holdings Inc.	83	2,906
DowDuPont Inc.	768	53,194
Eastman Chemical Co.	47	4,289
Ecolab Inc.	86	11,091
FMC Corp.	42	3,789
Freeport-McMoRan Inc. - Class B (a)	436	6,117
International Flavors & Fragrances Inc.	25	3,594
International Paper Co.	135	7,665

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
LyondellBasell Industries NV - Class A	108	10,734
Martin Marietta Materials Inc.	22	4,541
Monsanto Co.	144	17,271
Mosaic Co.	119	2,563
Newmont Mining Corp.	174	6,535
Nucor Corp.	105	5,858
Packaging Corp. of America	31	3,570
PPG Industries Inc.	84	9,171
Praxair Inc.	94	13,085
Sealed Air Corp.	63	2,692
Sherwin-Williams Co.	27	9,539
Vulcan Materials Co.	43	5,185
WestRock Co.	81	4,607
		211,625
Real Estate 2.9%
Alexandria Real Estate Equities Inc.	30	3,571
American Tower Corp.	140	19,196
Apartment Investment & Management Co. - Class A	55	2,416
AvalonBay Communities Inc. (b)	45	8,043
Boston Properties Inc.	50	6,200
CBRE Group Inc. - Class A (a)	96	3,618
Crown Castle International Corp.	133	13,281
Digital Realty Trust Inc.	67	7,914
Duke Realty Corp.	117	3,382
Equinix Inc.	26	11,390
Equity Residential Properties Inc.	120	7,942
Essex Property Trust Inc.	21	5,412
Extra Space Storage Inc.	44	3,492
Federal Realty Investment Trust	25	3,057
GGP Inc. (b)	206	4,279
HCP Inc.	163	4,527
Host Hotels & Resorts Inc.	240	4,437
Iron Mountain Inc.	85	3,317
Kimco Realty Corp.	135	2,639
Macerich Co.	38	2,090
Mid-America Apartment Communities Inc.	38	4,021
ProLogis Inc.	174	11,030
Public Storage	49	10,497
Realty Income Corp.	89	5,081
Regency Centers Corp.	52	3,231
SBA Communications Corp. (a)	40	5,761
Simon Property Group Inc. (b)	103	16,591
SL Green Realty Corp.	35	3,561
UDR Inc.	93	3,526
Ventas Inc.	116	7,579
Vornado Realty Trust	56	4,338
Welltower Inc.	119	8,365
Weyerhaeuser Co.	246	8,366
		212,150
Telecommunication Services 2.1%
AT&T Inc.	2,028	79,448
CenturyLink Inc. (b)	177	3,353
Level 3 Communications Inc. (a)	96	5,103
Verizon Communications Inc.	1,346	66,605
		154,509
Utilities 3.0%
AES Corp.	233	2,572
	Shares/Par†	Value
Alliant Energy Corp.	80	3,346
Ameren Corp.	79	4,552
American Electric Power Co. Inc.	162	11,344
American Water Works Co. Inc.	58	4,681
CenterPoint Energy Inc.	139	4,074
CMS Energy Corp.	91	4,202
Consolidated Edison Inc.	100	8,077
Dominion Energy Inc. (b)	212	16,290
DTE Energy Co.	59	6,316
Duke Energy Corp.	230	19,304
Edison International	107	8,253
Entergy Corp.	58	4,445
Eversource Energy	104	6,279
Exelon Corp.	316	11,911
FirstEnergy Corp.	144	4,426
NextEra Energy Inc.	154	22,532
NiSource Inc.	112	2,857
NRG Energy Inc.	101	2,597
PG&E Corp.	167	11,337
Pinnacle West Capital Corp.	39	3,284
PPL Corp.	223	8,467
Public Service Enterprise Group Inc.	166	7,681
SCANA Corp.	45	2,196
Sempra Energy	82	9,388
Southern Co.	326	16,009
WEC Energy Group Inc.	103	6,496
Xcel Energy Inc.	166	7,875
		220,791
Total Common Stocks (cost $5,193,960)		7,119,941
SHORT TERM INVESTMENTS 6.0%
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	163,805	163,805
Securities Lending Collateral 3.7%
Repurchase Agreement with MLP, 1.68% (Collateralized by various publicly traded domestic equities with a value of $126,500) acquired on 09/21/17, due 12/21/17 at $115,488 (e)	115,000	115,000
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	152,753	152,753
		267,753
Treasury Securities 0.1%
U.S. Treasury Bill
1.02%, 12/07/17 (f)	6,700	6,688
Total Short Term Investments (cost $438,245)		438,246
Total Investments 103.6% (cost $5,632,205)		7,558,187
Other Derivative Instruments 0.0%		588
Other Assets and Liabilities, Net (3.6)%		(261,716)
Total Net Assets 100.0%		$7,297,059

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) All or a portion of the security is pledged or segregated as collateral.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	16,550	1,394	1,800	212	707	1,230	18,081	0.2
	16,550	1,394	1,800	212	707	1,230	18,081	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	1,400	December 2017	174,236	$588	$1,891

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL S&P 500 Index Fund
COMMON STOCKS 99.4%
Consumer Discretionary 11.7%
Advance Auto Parts Inc.	—	$2
Amazon.com Inc. (a)	—	89
AutoZone Inc. (a)	—	4
Best Buy Co. Inc.	—	4
BorgWarner Inc.	—	2
Carmax Inc. (a)	—	3
Carnival Plc	—	6
CBS Corp. - Class B	—	5
Charter Communications Inc. - Class A (a)	—	17
Chipotle Mexican Grill Inc. (a)	—	2
Coach Inc.	—	3
Comcast Corp. - Class A	1	42
D.R. Horton Inc.	—	3
Darden Restaurants Inc.	—	2
Delphi Automotive Plc	—	6
Discovery Communications Inc. - Class A (a)	—	1
Discovery Communications Inc. - Class C (a)	—	1
DISH Network Corp. - Class A (a)	—	3
Dollar General Corp.	—	5
Dollar Tree Inc. (a)	—	5
Expedia Inc.	—	4
Foot Locker Inc.	—	1
Ford Motor Co.	1	11
Gap Inc.	—	1
Garmin Ltd.	—	1
General Motors Co.	1	12
Genuine Parts Co.	—	3
Goodyear Tire & Rubber Co.	—	2
H&R Block Inc.	—	1
HanesBrands Inc.	—	2
Harley-Davidson Inc.	—	2
Hasbro Inc.	—	3
Hilton Worldwide Holdings Inc.	—	3
Home Depot Inc.	1	45
Interpublic Group of Cos. Inc.	—	2
Kohl's Corp.	—	2
Leggett & Platt Inc.	—	1
Lennar Corp. - Class A	—	2
Limited Brands Inc.	—	2
LKQ Corp. (a)	—	3
Lowe's Cos. Inc.	—	16
Macy's Inc.	—	2
Marriott International Inc. - Class A	—	8
Mattel Inc.	—	1
McDonald's Corp.	—	29
MGM Resorts International	—	4
Michael Kors Holdings Ltd. (a)	—	2
Mohawk Industries Inc. (a)	—	4
Netflix Inc. (a)	—	18
Newell Brands Inc.	—	5
News Corp. - Class A	—	1
Nike Inc. - Class B	1	16
Nordstrom Inc.	—	1
Omnicom Group Inc.	—	4
O'Reilly Automotive Inc. (a)	—	4
Priceline Group Inc. (a)	—	20
Pulte Homes Inc.	—	2
PVH Corp.	—	2
Ralph Lauren Corp. - Class A	—	1
Ross Stores Inc.	—	6
Royal Caribbean Cruises Ltd.	—	5
Scripps Networks Interactive Inc. - Class A	—	2
Signet Jewelers Ltd.	—	1
Starbucks Corp.	1	18
Target Corp.	—	7
Tiffany & Co.	—	2
Time Warner Inc.	—	19
TJX Cos. Inc.	—	11
Tractor Supply Co.	—	2
TripAdvisor Inc. (a)	—	1
Twenty-First Century Fox Inc. - Class A	1	6
	Shares/Par†	Value
Twenty-First Century Fox Inc. - Class B	—	3
Ulta Beauty Inc. (a)	—	3
Under Armour Inc. - Class A (a)	—	—
VF Corp.	—	5
Viacom Inc. - Class B	—	2
Walt Disney Co.	1	35
Whirlpool Corp.	—	3
Wyndham Worldwide Corp.	—	3
Wynn Resorts Ltd.	—	3
Yum! Brands Inc.	—	6
		591
Consumer Staples 8.2%
Altria Group Inc.	1	28
Archer-Daniels-Midland Co.	—	6
Brown-Forman Corp. - Class B	—	2
Campbell Soup Co.	—	2
Church & Dwight Co. Inc.	—	3
Clorox Co.	—	4
Coca-Cola Co.	1	40
Colgate-Palmolive Co.	—	15
ConAgra Brands Inc.	—	3
Constellation Brands Inc. - Class A	—	8
Costco Wholesale Corp.	—	17
Coty Inc. - Class A	—	2
CVS Health Corp.	1	19
Dr. Pepper Snapple Group Inc.	—	4
Estee Lauder Cos. Inc. - Class A	—	6
General Mills Inc.	—	7
Hershey Co.	—	4
Hormel Foods Corp.	—	2
JM Smucker Co.	—	3
Kellogg Co.	—	4
Kimberly-Clark Corp.	—	10
Kraft Heinz Foods Co.	—	11
Kroger Co.	—	4
McCormick & Co. Inc.	—	3
Molson Coors Brewing Co. - Class B	—	4
Mondelez International Inc. - Class A	1	14
Monster Beverage Corp. (a)	—	5
PepsiCo Inc.	1	37
Philip Morris International Inc.	1	40
Procter & Gamble Co.	1	54
Sysco Corp.	—	6
Tyson Foods Inc. - Class A	—	5
Walgreens Boots Alliance Inc.	—	17
Wal-Mart Stores Inc.	1	27
		416
Energy 6.1%
Anadarko Petroleum Corp.	—	6
Andeavor Corp.	—	4
Apache Corp.	—	4
Baker Hughes a GE Co. - Class A	—	4
Cabot Oil & Gas Corp.	—	3
Chesapeake Energy Corp. (a)	—	1
Chevron Corp.	1	52
Cimarex Energy Co.	—	2
Concho Resources Inc. (a)	—	5
ConocoPhillips Co.	1	14
Devon Energy Corp.	—	4
EOG Resources Inc.	—	13
EQT Corp.	—	3
Exxon Mobil Corp.	1	81
Halliburton Co.	—	9
Helmerich & Payne Inc.	—	1
Hess Corp.	—	3
Kinder Morgan Inc.	1	9
Marathon Oil Corp.	—	3
Marathon Petroleum Corp.	—	7
National Oilwell Varco Inc.	—	3
Newfield Exploration Co. (a)	—	1
Noble Energy Inc.	—	3
Occidental Petroleum Corp.	—	11
ONEOK Inc.	—	5
Phillips 66	—	9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Pioneer Natural Resources Co.	—	6
Range Resources Corp.	—	1
Schlumberger Ltd.	1	23
TechnipFMC Plc (a)	—	3
Valero Energy Corp.	—	8
Williams Cos. Inc.	—	6
		307
Financials 14.5%
Affiliated Managers Group Inc.	—	2
Aflac Inc.	—	7
Allstate Corp.	—	8
American Express Co.	—	15
American International Group Inc.	—	13
Ameriprise Financial Inc.	—	5
Aon Plc - Class A	—	9
Arthur J Gallagher & Co.	—	3
Assurant Inc.	—	1
Bank of America Corp.	3	58
Bank of New York Mellon Corp. (b)	1	13
BB&T Corp.	—	9
Berkshire Hathaway Inc. - Class B (a)	1	82
BlackRock Inc.	—	13
Brighthouse Financial Inc. (a)	—	1
Capital One Financial Corp.	—	9
CBOE Holdings Inc.	—	3
Charles Schwab Corp.	1	12
Chubb Ltd.	—	15
Cincinnati Financial Corp.	—	3
Citigroup Inc.	1	46
Citizens Financial Group Inc.	—	4
CME Group Inc.	—	11
Comerica Inc.	—	3
Discover Financial Services	—	6
E*TRADE Financial Corp. (a)	—	3
Everest Re Group Ltd.	—	2
Fifth Third Bancorp	—	5
Franklin Resources Inc.	—	3
Goldman Sachs Group Inc.	—	20
Hartford Financial Services Group Inc.	—	5
Huntington Bancshares Inc.	1	4
Intercontinental Exchange Inc.	—	9
Invesco Ltd.	—	3
JPMorgan Chase & Co.	1	78
KeyCorp	1	5
Leucadia National Corp.	—	2
Lincoln National Corp.	—	4
Loews Corp.	—	3
M&T Bank Corp.	—	6
Marsh & McLennan Cos. Inc.	—	10
MetLife Inc.	1	13
Moody's Corp.	—	5
Morgan Stanley	1	16
NASDAQ Inc.	—	2
Navient Corp.	—	1
Northern Trust Corp.	—	5
People's United Financial Inc.	—	1
PNC Financial Services Group Inc.	—	15
Principal Financial Group Inc.	—	4
Progressive Corp.	—	7
Prudential Financial Inc.	—	11
Raymond James Financial Inc.	—	3
Regions Financial Corp.	1	4
S&P Global Inc.	—	9
State Street Corp.	—	8
SunTrust Banks Inc.	—	7
Synchrony Financial	—	5
T. Rowe Price Group Inc.	—	5
Torchmark Corp.	—	2
Travelers Cos. Inc.	—	8
U.S. Bancorp	1	20
Unum Group	—	3
Wells Fargo & Co.	1	57
Willis Towers Watson Plc	—	5
XL Group Ltd.	—	2
	Shares/Par†	Value
Zions Bancorp	—	2
		733
Health Care 14.4%
Abbott Laboratories	1	21
AbbVie Inc.	1	33
Aetna Inc.	—	12
Agilent Technologies Inc.	—	5
Alexion Pharmaceuticals Inc. (a)	—	7
Align Technology Inc. (a)	—	3
Allergan Plc	—	16
AmerisourceBergen Corp.	—	3
Amgen Inc.	—	32
Anthem Inc.	—	12
Baxter International Inc.	—	7
Becton Dickinson & Co.	—	10
Biogen Inc. (a)	—	15
Boston Scientific Corp. (a)	1	9
Bristol-Myers Squibb Co.	1	24
Cardinal Health Inc.	—	5
Celgene Corp. (a)	—	27
Centene Corp. (a)	—	4
Cerner Corp. (a)	—	5
CIGNA Corp.	—	11
Cooper Cos. Inc.	—	3
CR Bard Inc.	—	5
Danaher Corp.	—	12
DaVita Inc. (a)	—	2
DENTSPLY SIRONA Inc.	—	3
Edwards Lifesciences Corp. (a)	—	5
Eli Lilly & Co.	—	19
Envision Healthcare Corp. (a)	—	1
Express Scripts Holding Co. (a)	—	8
Gilead Sciences Inc.	1	25
HCA Healthcare Inc. (a)	—	5
Henry Schein Inc. (a)	—	3
Hologic Inc. (a)	—	2
Humana Inc.	—	8
Idexx Laboratories Inc. (a)	—	3
Illumina Inc. (a)	—	7
Incyte Corp. (a)	—	5
Intuitive Surgical Inc. (a)	—	9
Johnson & Johnson	1	81
Laboratory Corp. of America Holdings (a)	—	4
McKesson Corp.	—	8
Medtronic Plc	1	24
Merck & Co. Inc.	1	41
Mettler-Toledo International Inc. (a)	—	4
Mylan NV (a)	—	4
Patterson Cos. Inc.	—	—
PerkinElmer Inc.	—	2
Perrigo Co. Plc	—	3
Pfizer Inc.	2	49
Quest Diagnostics Inc.	—	3
Quintiles IMS Holdings Inc. (a)	—	3
Regeneron Pharmaceuticals Inc. (a)	—	8
ResMed Inc.	—	3
Stryker Corp.	—	11
Thermo Fisher Scientific Inc.	—	18
UnitedHealth Group Inc.	—	44
Universal Health Services Inc. - Class B	—	2
Varian Medical Systems Inc. (a)	—	2
Vertex Pharmaceuticals Inc. (a)	—	9
Waters Corp. (a)	—	3
Zimmer Biomet Holdings Inc.	—	5
Zoetis Inc. - Class A	—	7
		724
Industrials 10.1%
3M Co.	—	29
Acuity Brands Inc.	—	2
Alaska Air Group Inc.	—	2
Allegion Plc	—	2
American Airlines Group Inc.	—	5
AMETEK Inc.	—	4
AO Smith Corp.	—	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Arconic Inc.	—	2
Boeing Co.	—	33
C.H. Robinson Worldwide Inc.	—	3
Caterpillar Inc.	—	17
Cintas Corp.	—	3
CSX Corp.	—	11
Cummins Inc.	—	6
Deere & Co.	—	9
Delta Air Lines Inc.	—	7
Dover Corp.	—	3
Eaton Corp. Plc	—	8
Emerson Electric Co.	—	9
Equifax Inc.	—	3
Expeditors International of Washington Inc.	—	3
Fastenal Co.	—	3
FedEx Corp.	—	13
Flowserve Corp.	—	1
Fluor Corp.	—	1
Fortive Corp.	—	5
Fortune Brands Home & Security Inc.	—	2
General Dynamics Corp.	—	13
General Electric Co.	2	49
Honeywell International Inc.	—	25
IHS Markit Ltd. (a)	—	4
Illinois Tool Works Inc.	—	11
Ingersoll-Rand Plc	—	5
Jacobs Engineering Group Inc.	—	2
JB Hunt Transport Services Inc.	—	2
Johnson Controls International Plc	—	9
Kansas City Southern	—	3
L3 Technologies Inc.	—	3
Lockheed Martin Corp.	—	18
Masco Corp.	—	3
Nielsen Holdings Plc	—	3
Norfolk Southern Corp.	—	9
Northrop Grumman Systems Corp.	—	12
PACCAR Inc.	—	6
Parker Hannifin Corp.	—	5
Pentair Plc	—	3
Quanta Services Inc. (a)	—	1
Raytheon Co.	—	12
Republic Services Inc.	—	3
Robert Half International Inc.	—	1
Rockwell Automation Inc.	—	5
Rockwell Collins Inc.	—	5
Roper Industries Inc.	—	6
Snap-On Inc.	—	2
Southwest Airlines Co.	—	7
Stanley Black & Decker Inc.	—	5
Stericycle Inc. (a)	—	1
Textron Inc.	—	3
TransDigm Group Inc.	—	3
Union Pacific Corp.	—	22
United Continental Holdings Inc. (a)	—	4
United Parcel Service Inc. - Class B	—	19
United Rentals Inc. (a)	—	3
United Technologies Corp.	—	20
Verisk Analytics Inc. (a)	—	3
Waste Management Inc.	—	7
WW Grainger Inc.	—	2
Xylem Inc.	—	3
		510
Information Technology 23.1%
Accenture Plc - Class A	—	19
Activision Blizzard Inc.	—	11
Adobe Systems Inc. (a)	—	17
Advanced Micro Devices Inc. (a)	—	2
Akamai Technologies Inc. (a)	—	2
Alliance Data Systems Corp.	—	2
Alphabet Inc. - Class A (a)	—	67
Alphabet Inc. - Class C (a)	—	67
Amphenol Corp. - Class A	—	6
Analog Devices Inc.	—	7
Ansys Inc. (a)	—	2
	Shares/Par†	Value
Apple Inc.	1	185
Applied Materials Inc.	1	13
Autodesk Inc. (a)	—	6
Automatic Data Processing Inc.	—	11
Broadcom Ltd.	—	23
CA Inc.	—	2
Cadence Design Systems Inc. (a)	—	3
Cisco Systems Inc.	1	39
Citrix Systems Inc. (a)	—	3
Cognizant Technology Solutions Corp. - Class A	—	10
Corning Inc.	—	6
CSRA Inc.	—	1
DXC Technology Co.	—	6
eBay Inc. (a)	—	9
Electronic Arts Inc. (a)	—	8
F5 Networks Inc. (a)	—	2
Facebook Inc. - Class A (a)	1	94
Fidelity National Information Services Inc.	—	7
Fiserv Inc. (a)	—	6
FLIR Systems Inc.	—	1
Gartner Inc. (a)	—	3
Global Payments Inc.	—	3
Harris Corp.	—	4
Hewlett Packard Enterprise Co.	1	6
HP Inc.	1	8
Intel Corp.	1	42
International Business Machines Corp.	—	29
Intuit Inc.	—	8
Juniper Networks Inc.	—	2
KLA-Tencor Corp.	—	4
Lam Research Corp.	—	7
MasterCard Inc. - Class A	—	31
Microchip Technology Inc.	—	5
Micron Technology Inc. (a)	1	10
Microsoft Corp.	2	133
Motorola Solutions Inc.	—	3
NetApp Inc.	—	3
Nvidia Corp.	—	25
Oracle Corp.	1	34
Paychex Inc.	—	4
PayPal Holdings Inc. (a)	1	17
Qorvo Inc. (a)	—	2
QUALCOMM Inc.	1	18
Red Hat Inc. (a)	—	5
Salesforce.com Inc. (a)	—	15
Seagate Technology	—	2
Skyworks Solutions Inc.	—	4
Symantec Corp.	—	5
Synopsys Inc. (a)	—	3
TE Connectivity Ltd.	—	7
Texas Instruments Inc.	—	21
Total System Services Inc.	—	3
VeriSign Inc. (a)	—	2
Visa Inc. - Class A	1	45
Western Digital Corp.	—	6
Western Union Co.	—	2
Xerox Corp.	—	2
Xilinx Inc.	—	4
		1,164
Materials 3.0%
Air Products & Chemicals Inc.	—	8
Albemarle Corp.	—	4
Avery Dennison Corp.	—	2
Ball Corp.	—	3
CF Industries Holdings Inc.	—	2
DowDuPont Inc.	1	38
Eastman Chemical Co.	—	3
Ecolab Inc.	—	8
FMC Corp.	—	3
Freeport-McMoRan Inc. - Class B (a)	1	4
International Flavors & Fragrances Inc.	—	3
International Paper Co.	—	5
LyondellBasell Industries NV - Class A	—	7
Martin Marietta Materials Inc.	—	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Monsanto Co.	—	12
Mosaic Co.	—	2
Newmont Mining Corp.	—	5
Nucor Corp.	—	4
Packaging Corp. of America	—	3
PPG Industries Inc.	—	7
Praxair Inc.	—	9
Sealed Air Corp.	—	2
Sherwin-Williams Co.	—	7
Vulcan Materials Co.	—	4
WestRock Co.	—	3
		151
Real Estate 3.0%
Alexandria Real Estate Equities Inc.	—	3
American Tower Corp.	—	14
Apartment Investment & Management Co. - Class A	—	2
AvalonBay Communities Inc.	—	6
Boston Properties Inc.	—	4
CBRE Group Inc. - Class A (a)	—	3
Crown Castle International Corp.	—	9
Digital Realty Trust Inc.	—	6
Duke Realty Corp.	—	2
Equinix Inc.	—	8
Equity Residential Properties Inc.	—	6
Essex Property Trust Inc.	—	4
Extra Space Storage Inc.	—	2
Federal Realty Investment Trust	—	2
GGP Inc.	—	3
HCP Inc.	—	3
Host Hotels & Resorts Inc.	—	3
Iron Mountain Inc.	—	2
Kimco Realty Corp.	—	2
Macerich Co.	—	1
Mid-America Apartment Communities Inc.	—	3
ProLogis Inc.	—	8
Public Storage	—	7
Realty Income Corp.	—	4
Regency Centers Corp.	—	2
SBA Communications Corp. (a)	—	4
Simon Property Group Inc.	—	12
SL Green Realty Corp.	—	2
UDR Inc.	—	2
Ventas Inc.	—	5
Vornado Realty Trust	—	3
Welltower Inc.	—	6
Weyerhaeuser Co.	—	6
		149
Telecommunication Services 2.2%
AT&T Inc.	2	56
CenturyLink Inc.	—	2
	Shares/Par†	Value
Level 3 Communications Inc. (a)	—	4
Verizon Communications Inc.	1	47
		109
Utilities 3.1%
AES Corp.	—	2
Alliant Energy Corp.	—	2
Ameren Corp.	—	3
American Electric Power Co. Inc.	—	8
American Water Works Co. Inc.	—	3
CenterPoint Energy Inc.	—	3
CMS Energy Corp.	—	3
Consolidated Edison Inc.	—	6
Dominion Energy Inc.	—	11
DTE Energy Co.	—	5
Duke Energy Corp.	—	14
Edison International	—	6
Entergy Corp.	—	3
Eversource Energy	—	4
Exelon Corp.	—	8
FirstEnergy Corp.	—	3
NextEra Energy Inc.	—	16
NiSource Inc.	—	2
NRG Energy Inc.	—	2
PG&E Corp.	—	8
Pinnacle West Capital Corp.	—	2
PPL Corp.	—	6
Public Service Enterprise Group Inc.	—	5
SCANA Corp.	—	2
Sempra Energy	—	7
Southern Co.	1	11
WEC Energy Group Inc.	—	5
Xcel Energy Inc.	—	6
		156
Total Common Stocks (cost $4,970)		5,010
INVESTMENT COMPANIES 0.6%
iShares Core S&P 500 ETF	—	29
Total Investment Companies (cost $29)		29
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.89% (b) (c)	1	1
Total Short Term Investments (cost $1)		1
Total Investments 100.0% (cost $5,000)		5,040
Other Assets and Liabilities, Net 0.0%		1
Total Net Assets 100.0%		$5,041

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	—	13	—	—	—	—	13	0.3
	—	13	—	—	—	—	13	0.3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital S&P 400 MidCap Index Fund
COMMON STOCKS 99.1%
Consumer Discretionary 11.3%
Aaron's Inc.	110	$4,778
Adtalem Global Education Inc.	109	3,893
AMC Networks Inc. - Class A (a)	91	5,336
American Eagle Outfitters Inc.	295	4,219
AutoNation Inc. (a) (b)	115	5,471
Bed Bath & Beyond Inc.	253	5,936
Big Lots Inc. (b)	79	4,214
Brinker International Inc.	85	2,705
Brunswick Corp.	157	8,762
Buffalo Wild Wings Inc. (a)	28	2,997
Cable One Inc.	8	5,941
CalAtlantic Group Inc.	135	4,948
Carter's Inc.	85	8,379
Cheesecake Factory Inc.	78	3,299
Churchill Downs Inc.	23	4,675
Cinemark Holdings Inc.	186	6,728
Cooper Tire & Rubber Co.	93	3,477
Cracker Barrel Old Country Store Inc. (b)	42	6,394
Dana Holding Corp.	254	7,091
Deckers Outdoor Corp. (a)	56	3,844
Dick's Sporting Goods Inc.	154	4,160
Dillard's Inc. - Class A (b)	38	2,144
Domino's Pizza Inc.	85	16,818
Dunkin' Brands Group Inc.	162	8,576
GameStop Corp. - Class A	178	3,674
Gentex Corp.	504	9,972
Graham Holdings Co.	8	4,777
Helen of Troy Ltd. (a)	47	4,601
HSN Inc.	55	2,163
ILG Inc.	164	4,392
International Speedway Corp. - Class A	45	1,603
Jack in the Box Inc.	52	5,262
John Wiley & Sons Inc. - Class A	79	4,206
KB Home	146	3,521
Live Nation Inc. (a)	234	10,198
Meredith Corp. (b)	69	3,836
Michaels Cos. Inc. (a)	193	4,153
Murphy USA Inc. (a)	61	4,187
New York Times Co. - Class A	220	4,321
NVR Inc. (a)	6	17,435
Office Depot Inc.	907	4,116
Papa John's International Inc.	47	3,408
Polaris Industries Inc. (b)	103	10,745
Pool Corp.	73	7,843
Sally Beauty Holdings Inc. (a)	234	4,579
Service Corp. International	329	11,367
Skechers U.S.A. Inc. - Class A (a)	235	5,887
Sotheby's (a)	68	3,150
Tegna Inc.	377	5,021
Tempur Sealy International Inc. (a) (b)	82	5,310
Texas Roadhouse Inc.	115	5,635
Thor Industries Inc.	86	10,801
Toll Brothers Inc.	267	11,063
TRI Pointe Homes Inc. (a)	268	3,703
Tupperware Brands Corp.	89	5,501
Urban Outfitters Inc. (a)	145	3,456
Wendy's Co.	323	5,022
Williams-Sonoma Inc. (b)	139	6,918
		336,611
Consumer Staples 3.8%
Avon Products Inc. (a)	760	1,770
Boston Beer Co. Inc. - Class A (a)	16	2,511
Casey's General Stores Inc.	69	7,520
Dean Foods Co.	157	1,709
Edgewell Personal Care Co. (a)	101	7,328
Energizer Holdings Inc.	108	4,997
Flowers Foods Inc.	323	6,076
Hain Celestial Group Inc. (a)	181	7,464
Ingredion Inc.	126	15,152
Lamb Weston Holdings Inc.	256	12,008
	Shares/Par†	Value
Lancaster Colony Corp.	34	4,109
Nu Skin Enterprises Inc. - Class A	87	5,358
Post Holdings Inc. (a)	116	10,254
Sanderson Farms Inc.	32	5,100
Snyders-Lance Inc.	151	5,756
Sprouts Farmers Market Inc. (a)	227	4,256
Tootsie Roll Industries Inc. (b)	34	1,275
TreeHouse Foods Inc. (a)	100	6,761
United Natural Foods Inc. (a)	89	3,697
		113,101
Energy 4.1%
Callon Petroleum Co. (a)	298	3,352
CONSOL Energy Inc. (a)	361	6,122
Core Laboratories NV (b)	77	7,623
Diamond Offshore Drilling Inc. (a) (b)	111	1,606
Dril-Quip Inc. (a)	66	2,893
Energen Corp. (a)	170	9,305
Ensco Plc - Class A (b)	524	3,131
Gulfport Energy Corp. (a)	289	4,137
HollyFrontier Corp.	311	11,184
Matador Resources Co. (a)	164	4,443
Murphy Oil Corp.	285	7,557
Nabors Industries Ltd.	502	4,050
Oceaneering International Inc.	173	4,532
Oil States International Inc. (a)	89	2,255
Patterson-UTI Energy Inc.	371	7,773
PBF Energy Inc. - Class A (b)	193	5,317
QEP Resources Inc. (a)	422	3,619
Rowan Cos. Plc - Class A (a)	203	2,606
SM Energy Co.	179	3,181
Southwestern Energy Co. (a)	888	5,424
Superior Energy Services Inc. (a)	264	2,823
Transocean Ltd. (a) (b)	683	7,346
World Fuel Services Corp.	120	4,083
WPX Energy Inc. (a)	697	8,019
		122,381
Financials 16.7%
Alleghany Corp. (a)	27	14,986
American Financial Group Inc.	122	12,628
Aspen Insurance Holdings Ltd.	105	4,252
Associated Bancorp	267	6,479
BancorpSouth Inc.	148	4,735
Bank of Hawaii Corp.	75	6,246
Bank of the Ozarks Inc.	213	10,228
Brown & Brown Inc.	204	9,814
Cathay General Bancorp	133	5,357
Chemical Financial Corp.	125	6,520
CNO Financial Group Inc.	300	7,013
Commerce Bancshares Inc.	157	9,061
Cullen/Frost Bankers Inc.	103	9,730
East West Bancorp Inc.	253	15,134
Eaton Vance Corp.	202	9,951
FactSet Research Systems Inc.	69	12,455
Federated Investors Inc. - Class B	167	4,967
First American Financial Corp.	193	9,661
First Horizon National Corp.	410	7,851
FNB Corp.	567	7,949
Fulton Financial Corp.	307	5,751
Genworth Financial Inc. - Class A (a)	862	3,319
Hancock Holding Co.	148	7,182
Hanover Insurance Group Inc.	75	7,254
Home Bancshares Inc.	271	6,847
International Bancshares Corp.	96	3,864
Janus Henderson Group Plc	316	11,015
Kemper Corp.	86	4,538
Legg Mason Inc.	153	6,001
MarketAxess Holdings Inc.	66	12,153
MB Financial Inc.	146	6,586
Mercury General Corp.	64	3,635
MSCI Inc.	159	18,545
New York Community Bancorp Inc.	857	11,049
Old Republic International Corp.	430	8,462
PacWest Bancorp	210	10,613
Pinnacle Financial Partners Inc.	129	8,664

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Primerica Inc.	80	6,509
Prosperity Bancshares Inc.	122	8,009
Reinsurance Group of America Inc.	113	15,743
RenaissanceRe Holdings Ltd.	71	9,622
SEI Investments Co.	231	14,104
Signature Bank (a)	96	12,346
SLM Corp. (a)	756	8,668
Stifel Financial Corp.	120	6,420
SVB Financial Group (a)	92	17,304
Synovus Financial Corp.	214	9,875
TCF Financial Corp.	301	5,121
Texas Capital Bancshares Inc. (a)	87	7,458
Trustmark Corp.	119	3,939
UMB Financial Corp.	77	5,733
Umpqua Holdings Corp.	386	7,541
United Bankshares Inc.	184	6,831
Valley National Bancorp	463	5,578
Washington Federal Inc.	157	5,281
Webster Financial Corp.	162	8,495
Wintrust Financial Corp.	98	7,643
WR Berkley Corp.	170	11,343
		494,058
Health Care 8.1%
Abiomed Inc. (a)	73	12,388
Acadia HealthCare Co. Inc. (a) (b)	143	6,831
Akorn Inc. (a)	164	5,444
Allscripts-Misys Healthcare Solutions Inc. (a)	319	4,535
Bio-Rad Laboratories Inc. - Class A (a)	36	7,895
Bio-Techne Corp.	65	7,914
Bioverativ Inc. (a)	190	10,818
Catalent Inc. (a)	227	9,063
Charles River Laboratories International Inc. (a)	84	9,022
Endo International Plc (a)	349	2,986
Globus Medical Inc. - Class A (a)	127	3,768
Halyard Health Inc. (a)	82	3,697
HealthSouth Corp.	173	8,028
Hill-Rom Holdings Inc.	115	8,528
INC Research Holdings Inc. - Class A (a)	99	5,154
Lifepoint Health Inc. (a)	71	4,102
LivaNova Plc (a)	76	5,332
Mallinckrodt Plc (a)	174	6,507
Masimo Corp. (a)	84	7,248
Medidata Solutions Inc. (a)	102	8,001
MEDNAX Inc. (a)	163	7,031
Molina Healthcare Inc. (a)	77	5,303
NuVasive Inc. (a)	89	4,927
Owens & Minor Inc.	108	3,140
PAREXEL International Corp. (a)	90	7,902
Prestige Brands Holdings Inc. (a)	93	4,655
Steris Plc	149	13,158
Teleflex Inc.	79	19,130
Tenet Healthcare Corp. (a) (b)	141	2,323
United Therapeutics Corp. (a)	77	8,996
WellCare Health Plans Inc. (a)	78	13,389
West Pharmaceutical Services Inc.	130	12,503
		239,718
Industrials 15.5%
AECOM (a)	275	10,125
AGCO Corp.	117	8,632
Avis Budget Group Inc. (a)	131	4,992
Brink's Co.	89	7,469
Carlisle Cos. Inc.	111	11,165
Clean Harbors Inc. (a)	91	5,180
Copart Inc. (a)	353	12,138
Crane Co.	89	7,095
Curtiss-Wright Corp.	78	8,111
Deluxe Corp.	85	6,208
Donaldson Co. Inc.	232	10,637
Dun & Bradstreet Corp.	65	7,532
Dycom Industries Inc. (a)	54	4,660
EMCOR Group Inc.	104	7,208
EnerSys Inc.	76	5,281
Esterline Technologies Corp. (a)	47	4,271
GATX Corp. (b)	69	4,226
	Shares/Par†	Value
Genesee & Wyoming Inc. - Class A (a)	108	7,985
Graco Inc.	98	12,156
Granite Construction Inc.	70	4,054
Herman Miller Inc.	105	3,770
HNI Corp.	76	3,164
Hubbell Inc.	96	11,113
Huntington Ingalls Industries Inc.	80	18,090
IDEX Corp.	134	16,241
ITT Inc.	156	6,885
JetBlue Airways Corp. (a)	585	10,835
KBR Inc.	251	4,495
Kennametal Inc.	141	5,702
Kirby Corp. (a)	95	6,248
KLX Inc. (a)	91	4,805
Knight-Swift Transportation Holdings Inc. - Class A (a)	224	9,308
Landstar System Inc.	74	7,328
Lennox International Inc.	67	12,046
Lincoln Electric Holdings Inc.	108	9,939
Manpower Inc.	118	13,850
MSA Safety Inc.	59	4,730
MSC Industrial Direct Co. - Class A	79	5,978
Nordson Corp.	90	10,665
NOW Inc. (a)	186	2,569
Old Dominion Freight Line Inc.	121	13,364
Orbital ATK Inc.	101	13,470
Oshkosh Corp.	131	10,822
Pitney Bowes Inc.	327	4,585
Regal-Beloit Corp.	79	6,209
Rollins Inc.	168	7,762
Ryder System Inc.	94	7,942
Teledyne Technologies Inc. (a)	62	9,848
Terex Corp.	150	6,774
Timken Co.	123	5,978
Toro Co.	189	11,700
Trinity Industries Inc.	267	8,512
Valmont Industries Inc.	40	6,264
Wabtec Corp. (b)	151	11,464
Watsco Inc.	53	8,585
Werner Enterprises Inc.	77	2,825
Woodward Governor Co.	97	7,506
		460,496
Information Technology 17.3%
3D Systems Corp. (a) (b)	199	2,670
ACI Worldwide Inc. (a)	207	4,719
Acxiom Corp. (a)	138	3,397
ARRIS International Plc (a)	313	8,928
Arrow Electronics Inc. (a)	156	12,519
Avnet Inc.	217	8,528
Belden Inc.	74	5,972
Blackbaud Inc.	84	7,396
Broadridge Financial Solutions Inc.	206	16,650
Brocade Communications Systems Inc.	726	8,677
Cars.com Inc. (a) (b)	126	3,348
CDK Global Inc.	235	14,852
Ciena Corp. (a)	249	5,463
Cirrus Logic Inc. (a)	113	6,023
Cognex Corp.	152	16,743
Coherent Inc. (a)	43	10,149
CommVault Systems Inc. (a)	73	4,461
Convergys Corp.	165	4,279
CoreLogic Inc. (a)	148	6,862
Cree Inc. (a)	171	4,814
Cypress Semiconductor Corp.	584	8,764
Diebold Nixdorf Inc. (b)	130	2,979
DST Systems Inc.	108	5,940
Fair Isaac Corp.	54	7,629
First Solar Inc. (a)	143	6,550
Fortinet Inc. (a)	265	9,506
Integrated Device Technology Inc. (a)	233	6,201
InterDigital Inc.	61	4,489
IPG Photonics Corp. (a)	66	12,189
j2 Global Inc.	85	6,244
Jabil Inc.	320	9,123
Jack Henry & Associates Inc.	136	13,986

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Keysight Technologies Inc. (a)	325	13,555
Knowles Corp. (a)	154	2,354
Leidos Holdings Inc.	251	14,890
Littelfuse Inc.	40	7,795
LogMeIn Inc.	92	10,162
Manhattan Associates Inc. (a)	122	5,065
MAXIMUS Inc.	114	7,333
Microsemi Corp. (a)	202	10,420
Monolithic Power Systems Inc.	67	7,094
National Instruments Corp.	188	7,920
NCR Corp. (a)	214	8,028
NetScout Systems Inc. (a)	161	5,206
Plantronics Inc.	59	2,598
PTC Inc. (a)	202	11,395
Sabre Corp.	366	6,624
Science Applications International Corp.	77	5,127
Silicon Laboratories Inc. (a)	74	5,937
Synaptics Inc. (a) (b)	61	2,402
SYNNEX Corp.	51	6,466
Take-Two Interactive Software Inc. (a)	187	19,100
Tech Data Corp. (a)	61	5,407
Teradata Corp. (a)	223	7,526
Teradyne Inc.	349	13,001
Trimble Inc. (a)	443	17,391
Tyler Technologies Inc. (a)	61	10,605
Ultimate Software Group Inc. (a)	50	9,512
VeriFone Systems Inc. (a)	194	3,940
Versum Materials Inc.	191	7,399
ViaSat Inc. (a) (b)	95	6,088
Vishay Intertechnology Inc.	235	4,424
WEX Inc. (a)	70	7,851
Zebra Technologies Corp. - Class A (a)	93	10,121
		512,786
Materials 7.1%
Allegheny Technologies Inc. (a) (b)	191	4,570
AptarGroup Inc.	109	9,445
Ashland Global Holdings Inc.	109	7,136
Bemis Co. Inc.	161	7,348
Cabot Corp.	110	6,115
Carpenter Technology Corp.	82	3,915
Chemours Co.	324	16,418
Commercial Metals Co.	203	3,869
Compass Minerals International Inc. (b)	59	3,854
Domtar Corp.	110	4,768
Eagle Materials Inc.	85	9,081
Greif Inc. - Class A	45	2,621
Louisiana-Pacific Corp. (a)	254	6,875
Minerals Technologies Inc.	62	4,351
NewMarket Corp.	16	6,902
Olin Corp.	291	9,961
Owens-Illinois Inc. (a) (b)	285	7,179
PolyOne Corp.	143	5,742
Reliance Steel & Aluminum Co.	128	9,731
Royal Gold Inc.	115	9,855
RPM International Inc.	234	12,019
Scotts Miracle-Gro Co. - Class A	73	7,085
Sensient Technologies Corp.	78	5,972
Silgan Holdings Inc.	132	3,875
Sonoco Products Co.	174	8,791
Steel Dynamics Inc.	424	14,603
United States Steel Corp.	306	7,859
Valvoline Inc.	359	8,408
Worthington Industries Inc.	79	3,612
		211,960
Real Estate 9.5%
Alexander & Baldwin Inc.	81	3,760
American Campus Communities Inc.	239	10,567
Camden Property Trust	161	14,707
CoreCivic Inc.	207	5,549
Coresite Realty Corp.	60	6,715
Corporate Office Properties Trust	174	5,726
Cousins Properties Inc.	735	6,862
CyrusOne Inc.	159	9,390
DCT Industrial Trust Inc.	163	9,460
	Shares/Par†	Value
Douglas Emmett Inc.	267	10,538
Education Realty Trust Inc.	128	4,614
EPR Properties	112	7,834
First Industrial Realty Trust Inc.	210	6,326
Geo Group Inc.	218	5,871
Healthcare Realty Trust Inc.	217	7,023
Highwoods Properties Inc.	181	9,436
Hospitality Properties Trust	288	8,206
JBG Smith Properties (a)	163	5,591
Jones Lang LaSalle Inc.	79	9,803
Kilroy Realty Corp.	172	12,250
Lamar Advertising Co. - Class A	146	10,029
LaSalle Hotel Properties	199	5,764
Liberty Property Trust	258	10,594
Life Storage Inc.	82	6,673
Mack-Cali Realty Corp.	158	3,740
Medical Properties Trust Inc.	638	8,380
National Retail Properties Inc.	261	10,890
Omega Healthcare Investors Inc.	345	11,007
Potlatch Corp.	70	3,583
Quality Care Properties Inc. (a)	162	2,512
Rayonier Inc.	226	6,528
Sabra Healthcare REIT Inc.	302	6,634
Senior Housing Properties Trust	416	8,143
Tanger Factory Outlet Centers Inc. (b)	169	4,134
Taubman Centers Inc.	106	5,291
Uniti Group Inc. (b)	289	4,237
Urban Edge Properties	185	4,471
Washington Prime Group Inc.	321	2,672
Weingarten Realty Investors	210	6,652
		282,162
Telecommunication Services 0.2%
Frontier Communications Corp. (b)	136	1,600
Telephone & Data Systems Inc.	165	4,592
		6,192
Utilities 5.5%
Aqua America Inc.	311	10,332
Atmos Energy Corp.	186	15,607
Black Hills Corp.	94	6,458
Great Plains Energy Inc.	378	11,450
Hawaiian Electric Industries Inc.	191	6,366
IDACORP Inc.	88	7,770
MDU Resources Group Inc.	342	8,885
National Fuel Gas Co.	150	8,477
New Jersey Resources Corp.	152	6,391
NorthWestern Corp.	85	4,841
OGE Energy Corp.	350	12,610
ONE Gas Inc.	92	6,774
PNM Resources Inc.	140	5,632
Southwest Gas Corp.	83	6,474
UGI Corp.	303	14,215
Vectren Corp.	145	9,565
Westar Energy Inc.	249	12,347
WGL Holdings Inc.	90	7,562
		161,756
Total Common Stocks (cost $2,458,743)		2,941,221
SHORT TERM INVESTMENTS 3.6%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	23,617	23,617
Securities Lending Collateral 2.8%
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	81,522	81,522
Treasury Securities 0.0%
U.S. Treasury Bill
1.02%, 12/07/17 (e)	1,035	1,033
Total Short Term Investments (cost $106,172)		106,172
Total Investments 102.7% (cost $2,564,915)		3,047,393
Other Derivative Instruments 0.0%		24
Other Assets and Liabilities, Net (2.7)%		(80,277)
Total Net Assets 100.0%		$2,967,140

(a) Non-income producing security.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

(e) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index	144	December 2017	25,211	$24	$647

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital S&P 1500 Growth Index Fund
COMMON STOCKS 99.8%
Consumer Discretionary 15.7%
Advance Auto Parts Inc.	—	$3
Amazon.com Inc. (a)	—	147
AMC Networks Inc. - Class A (a)	—	1
AutoZone Inc. (a)	—	7
Belmond Ltd. - Class A (a)	—	—
Best Buy Co. Inc.	—	2
Biglari Holdings Inc. (a)	—	1
Bob Evans Farms Inc.	—	—
Brinker International Inc.	—	1
Buffalo Wild Wings Inc. (a)	—	1
Cable One Inc.	—	1
Callaway Golf Co.	—	—
Capella Education Co.	—	—
Career Education Corp. (a)	—	—
Carmax Inc. (a)	—	2
Carter's Inc.	—	2
CBS Corp. - Class B	—	8
Charter Communications Inc. - Class A (a)	—	28
Cheesecake Factory Inc.	—	1
Chico's FAS Inc.	—	—
Childrens Place Retail Stores Inc.	—	1
Chipotle Mexican Grill Inc. (a)	—	2
Churchill Downs Inc.	—	1
Chuy's Holdings Inc. (a)	—	—
Cinemark Holdings Inc.	—	1
Coach Inc.	—	2
Comcast Corp. - Class A	2	70
Cracker Barrel Old Country Store Inc.	—	1
Darden Restaurants Inc.	—	4
Dave & Buster's Entertainment Inc. (a)	—	1
Deckers Outdoor Corp. (a)	—	—
Dick's Sporting Goods Inc.	—	1
DineEquity Inc.	—	—
Discovery Communications Inc. - Class A (a)	—	1
Discovery Communications Inc. - Class C (a)	—	2
DISH Network Corp. - Class A (a)	—	3
Dollar General Corp.	—	8
Dollar Tree Inc. (a)	—	8
Domino's Pizza Inc.	—	4
Dorman Products Inc. (a)	—	1
DSW Inc. - Class A	—	—
Dunkin' Brands Group Inc.	—	2
El Pollo Loco Holdings Inc. (a)	—	—
Ethan Allen Interiors Inc.	—	—
Expedia Inc.	—	7
Five Below Inc. (a)	—	1
Foot Locker Inc.	—	1
Fox Factory Holding Corp. (a)	—	1
Francesca's Holdings Corp. (a)	—	—
Garmin Ltd.	—	2
Gentex Corp.	—	2
HanesBrands Inc.	—	2
Harley-Davidson Inc.	—	3
Hasbro Inc.	—	4
Hibbett Sports Inc. (a)	—	—
Hilton Worldwide Holdings Inc.	—	4
Home Depot Inc.	1	74
Iconix Brand Group Inc. (a)	—	—
ILG Inc.	—	1
Installed Building Products Inc. (a)	—	1
Interpublic Group of Cos. Inc.	—	2
iRobot Corp. (a)	—	1
Jack in the Box Inc.	—	1
John Wiley & Sons Inc. - Class A	—	—
LCI Industries	—	1
Leggett & Platt Inc.	—	1
LGI Homes Inc. (a)	—	—
Limited Brands Inc.	—	2
Live Nation Inc. (a)	—	1
LKQ Corp. (a)	—	4
Lowe's Cos. Inc.	1	16
	Shares/Par†	Value
Marcus Corp.	—	—
Marriott International Inc. - Class A	—	14
Marriott Vacations Worldwide Corp.	—	1
Mattel Inc.	—	1
McDonald's Corp.	—	31
Meredith Corp.	—	—
MGM Resorts International	—	4
Michael Kors Holdings Ltd. (a)	—	3
Michaels Cos. Inc. (a)	—	—
Mohawk Industries Inc. (a)	—	3
Monro Inc.	—	—
Nautilus Inc. (a)	—	—
Netflix Inc. (a)	—	31
Newell Brands Inc.	—	5
Nike Inc. - Class B	1	15
NutriSystem Inc.	—	1
NVR Inc. (a)	—	3
Ollie's Bargain Outlet Holdings Inc. (a)	—	1
Omnicom Group Inc.	—	5
O'Reilly Automotive Inc. (a)	—	8
Oxford Industries Inc.	—	—
Papa John's International Inc.	—	1
PetMed Express Inc.	—	—
Polaris Industries Inc.	—	1
Pool Corp.	—	2
Priceline Group Inc. (a)	—	35
Ross Stores Inc.	—	10
Royal Caribbean Cruises Ltd.	—	4
Ruth's Hospitality Group Inc.	—	—
Sally Beauty Holdings Inc. (a)	—	1
Scientific Games Corp. - Class A (a)	—	1
Scripps Networks Interactive Inc. - Class A	—	3
Select Comfort Corp. (a)	—	—
Service Corp. International	—	2
Shake Shack Inc. - Class A (a)	—	—
Shutterfly Inc. (a)	—	1
Skechers U.S.A. Inc. - Class A (a)	—	1
Sonic Corp.	—	—
Sotheby's (a)	—	1
Starbucks Corp.	1	30
Steven Madden Ltd. (a)	—	1
Strayer Education Inc.	—	—
Tailored Brands Inc.	—	—
Tempur Sealy International Inc. (a)	—	1
Texas Roadhouse Inc.	—	1
Thor Industries Inc.	—	2
Tiffany & Co.	—	2
Tile Shop Holdings Inc.	—	—
Time Warner Inc.	1	31
TJX Cos. Inc.	1	18
TopBuild Corp. (a)	—	1
Tractor Supply Co.	—	2
TripAdvisor Inc. (a)	—	1
Tupperware Brands Corp.	—	1
Twenty-First Century Fox Inc. - Class A	—	5
Twenty-First Century Fox Inc. - Class B	—	2
Ulta Beauty Inc. (a)	—	5
Under Armour Inc. - Class A (a)	—	1
Under Armour Inc. - Class C (a)	—	1
Universal Electronics Inc. (a)	—	—
Urban Outfitters Inc. (a)	—	1
Vista Outdoor Inc. (a)	—	—
Walt Disney Co.	1	35
Wendy's Co.	—	1
William Lyon Homes - Class A (a)	—	—
Wingstop Inc.	—	—
Winnebago Industries Inc.	—	1
World Wrestling Entertainment Inc. - Class A	—	—
Wyndham Worldwide Corp.	—	3
Wynn Resorts Ltd.	—	5
Yum! Brands Inc.	—	10
Zumiez Inc. (a)	—	—
		800

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Consumer Staples 5.7%
Altria Group Inc.	1	47
B&G Foods Inc.	—	1
Boston Beer Co. Inc. - Class A (a)	—	—
Brown-Forman Corp. - Class B	—	2
Calavo Growers Inc.	—	—
Campbell Soup Co.	—	2
Central Garden & Pet Co. (a)	—	—
Central Garden & Pet Co. - Class A (a)	—	1
Church & Dwight Co. Inc.	—	3
Clorox Co.	—	4
Coca-Cola Bottling Co.	—	—
Coca-Cola Co.	1	34
Colgate-Palmolive Co.	—	14
Constellation Brands Inc. - Class A	—	13
Coty Inc. - Class A	—	1
Dr. Pepper Snapple Group Inc.	—	4
Energizer Holdings Inc.	—	1
Estee Lauder Cos. Inc. - Class A	—	5
General Mills Inc.	—	6
Hershey Co.	—	6
Ingredion Inc.	—	2
Inter Parfums Inc.	—	—
J&J Snack Foods Corp.	—	—
John B. Sanfilippo & Son Inc.	—	—
Kellogg Co.	—	3
Kimberly-Clark Corp.	—	8
Lamb Weston Holdings Inc.	—	2
Lancaster Colony Corp.	—	1
McCormick & Co. Inc.	—	3
Medifast Inc.	—	—
Monster Beverage Corp. (a)	—	5
Nu Skin Enterprises Inc. - Class A	—	1
PepsiCo Inc.	1	35
Philip Morris International Inc.	1	37
Post Holdings Inc. (a)	—	2
Procter & Gamble Co.	1	44
SpartanNash Co.	—	—
Sprouts Farmers Market Inc. (a)	—	—
Sysco Corp.	—	5
Tootsie Roll Industries Inc.	—	—
WD-40 Co.	—	—
		292
Energy 2.1%
Anadarko Petroleum Corp.	—	5
Apache Corp.	—	4
Archrock Inc.	—	—
Baker Hughes a GE Co. - Class A	—	3
Bill Barrett Corp. (a)	—	—
Cabot Oil & Gas Corp.	—	2
Callon Petroleum Co. (a)	—	—
Carrizo Oil & Gas Inc. (a)	—	—
Chesapeake Energy Corp. (a)	—	1
Cimarex Energy Co.	—	2
Concho Resources Inc. (a)	—	4
Contango Oil & Gas Co. (a)	—	—
Core Laboratories NV	—	1
Denbury Resources Inc. (a)	—	—
Devon Energy Corp.	—	4
Energen Corp. (a)	—	1
EOG Resources Inc.	—	11
EQT Corp.	—	3
Geospace Technologies Corp. (a)	—	—
Gulfport Energy Corp. (a)	—	1
Halliburton Co.	—	9
Helix Energy Solutions Group Inc. (a)	—	—
Matador Resources Co. (a)	—	—
McDermott International Inc. (a)	—	—
Murphy Oil Corp.	—	2
Newfield Exploration Co. (a)	—	2
Noble Energy Inc.	—	2
Occidental Petroleum Corp.	—	8
ONEOK Inc.	—	6
Patterson-UTI Energy Inc.	—	1
	Shares/Par†	Value
PDC Energy Inc. (a)	—	1
Pioneer Energy Services Corp. (a)	—	—
Pioneer Natural Resources Co.	—	9
QEP Resources Inc. (a)	—	—
Range Resources Corp.	—	1
REX Stores Corp. (a)	—	—
Schlumberger Ltd.	1	16
SM Energy Co.	—	—
Southwestern Energy Co. (a)	—	1
SRC Energy Inc. (a)	—	—
Superior Energy Services Inc. (a)	—	—
Tesco Corp. (a)	—	—
Tetra Technologies Inc. (a)	—	—
Unit Corp. (a)	—	—
US Silica Holdings Inc.	—	1
Williams Cos. Inc.	—	4
WPX Energy Inc. (a)	—	1
		106
Financials 5.0%
American Express Co.	—	12
Ameriprise Financial Inc.	—	4
Ameris Bancorp	—	1
Amerisafe Inc.	—	—
Aon Plc - Class A	—	15
Arthur J Gallagher & Co.	—	4
Bank Mutual Corp.	—	—
Bank of Hawaii Corp.	—	1
Bank of the Ozarks Inc.	—	2
BlackRock Inc.	—	10
BofI Holding Inc. (a)	—	1
Boston Private Financial Holdings Inc.	—	—
Brookline Bancorp Inc.	—	—
Brown & Brown Inc.	—	2
CBOE Holdings Inc.	—	3
Central Pacific Financial Corp.	—	—
Charles Schwab Corp.	1	20
Chemical Financial Corp.	—	1
Cincinnati Financial Corp.	—	2
Citizens Financial Group Inc.	—	3
City Holdings Co.	—	—
CME Group Inc.	—	11
Columbia Banking System Inc.	—	1
Comerica Inc.	—	3
Commerce Bancshares Inc.	—	2
Community Bank System Inc.	—	1
Cullen/Frost Bankers Inc.	—	1
Customers Bancorp Inc. (a)	—	—
CVB Financial Corp.	—	1
Dime Community Bancshares Inc.	—	—
Discover Financial Services	—	9
E*TRADE Financial Corp. (a)	—	5
East West Bancorp Inc.	—	2
Eaton Vance Corp.	—	1
Evercore Inc. - Class A	—	1
FactSet Research Systems Inc.	—	2
Federated Investors Inc. - Class B	—	1
Financial Engines Inc.	—	1
First Bancorp Inc. (a)	—	—
First Commonwealth Financial Corp.	—	—
First Financial Bancorp	—	—
First Financial Bankshares Inc.	—	1
First Horizon National Corp.	—	2
First Midwest Bancorp Inc.	—	1
Fulton Financial Corp.	—	1
Glacier Bancorp Inc.	—	1
Great Western Bancorp Inc.	—	1
Green Dot Corp. - Class A (a)	—	—
Greenhill & Co. Inc.	—	—
Hanmi Financial Corp.	—	—
Home Bancshares Inc.	—	1
Independent Bank Corp.	—	1
Intercontinental Exchange Inc.	1	15
International Bancshares Corp.	—	—
KeyCorp	—	4

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
LegacyTexas Financial Group Inc.	—	1
LendingTree Inc. (a)	—	1
MarketAxess Holdings Inc.	—	3
Marsh & McLennan Cos. Inc.	1	17
MB Financial Inc.	—	1
Meta Financial Group Inc.	—	—
Moody's Corp.	—	9
MSCI Inc.	—	4
NASDAQ Inc.	—	2
National Bank Holdings Corp. - Class A	—	—
NBT Bancorp Inc.	—	—
Northern Trust Corp.	—	5
Northfield Bancorp Inc.	—	—
Northwest Bancshares Inc.	—	—
Oritani Financial Corp.	—	—
Pinnacle Financial Partners Inc.	—	2
Piper Jaffray Cos.	—	—
Primerica Inc.	—	1
Provident Financial Services Inc.	—	—
Raymond James Financial Inc.	—	2
RenaissanceRe Holdings Ltd.	—	1
RLI Corp.	—	—
S&P Global Inc.	—	16
SEI Investments Co.	—	2
ServisFirst Bancshares Inc.	—	1
Signature Bank (a)	—	2
Simmons First National Corp. - Class A	—	—
SLM Corp. (a)	—	2
Southside Bancshares Inc.	—	—
Sterling Bancorp	—	1
SVB Financial Group (a)	—	2
Synovus Financial Corp.	—	1
T. Rowe Price Group Inc.	—	5
Texas Capital Bancshares Inc. (a)	—	1
Tompkins Financial Corp.	—	—
TrustCo Bank Corp.	—	—
Trustmark Corp.	—	—
U.S. Bancorp	1	18
UMB Financial Corp.	—	1
United Bankshares Inc.	—	1
United Community Banks Inc.	—	1
Universal Insurance Holdings Inc.	—	—
Walker & Dunlop Inc. (a)	—	1
Washington Federal Inc.	—	1
Webster Financial Corp.	—	1
Westamerica Bancorp	—	—
WisdomTree Investments Inc.	—	—
		257
Health Care 15.7%
Abaxis Inc.	—	—
AbbVie Inc.	1	55
Abiomed Inc. (a)	—	3
Acadia HealthCare Co. Inc. (a)	—	—
Aetna Inc.	—	21
Agilent Technologies Inc.	—	5
Akorn Inc. (a)	—	1
Alexion Pharmaceuticals Inc. (a)	—	13
Align Technology Inc. (a)	—	6
AMAG Pharmaceuticals Inc. (a)	—	—
Amgen Inc.	—	29
AMN Healthcare Services Inc. (a)	—	1
Amphastar Pharmaceuticals Inc. (a)	—	—
Analogic Corp.	—	—
ANI Pharmaceuticals Inc. (a)	—	—
Anika Therapeutics Inc. (a)	—	—
Becton Dickinson & Co.	—	17
Biogen Inc. (a)	—	26
Bio-Rad Laboratories Inc. - Class A (a)	—	1
Bio-Techne Corp.	—	2
BioTelemetry Inc. (a)	—	—
Bioverativ Inc. (a)	—	2
Boston Scientific Corp. (a)	1	15
Bristol-Myers Squibb Co.	1	22
Cambrex Corp. (a)	—	1
	Shares/Par†	Value
Cantel Medical Corp.	—	1
Catalent Inc. (a)	—	1
Celgene Corp. (a)	1	44
Cerner Corp. (a)	—	9
Charles River Laboratories International Inc. (a)	—	1
Chemed Corp.	—	1
Cooper Cos. Inc.	—	3
Corvel Corp. (a)	—	—
CR Bard Inc.	—	9
Cross Country Healthcare Inc. (a)	—	—
CryoLife Inc. (a)	—	—
Cytokinetics Inc. (a)	—	—
Danaher Corp.	—	11
DepoMed Inc. (a)	—	—
Eagle Pharmaceuticals Inc. (a)	—	—
Edwards Lifesciences Corp. (a)	—	9
Eli Lilly & Co.	—	14
Emergent BioSolutions Inc. (a)	—	—
Enanta Pharmaceuticals Inc. (a)	—	—
Ensign Group Inc.	—	—
Envision Healthcare Corp. (a)	—	1
Gilead Sciences Inc.	1	41
Globus Medical Inc. - Class A (a)	—	—
Haemonetics Corp. (a)	—	—
HCA Healthcare Inc. (a)	—	4
HealthEquity Inc. (a)	—	1
HealthSouth Corp.	—	2
HealthStream Inc. (a)	—	—
Heska Corp. (a)	—	—
Hill-Rom Holdings Inc.	—	1
HMS Holdings Corp. (a)	—	1
Hologic Inc. (a)	—	2
Humana Inc.	—	13
ICU Medical Inc. (a)	—	1
Idexx Laboratories Inc. (a)	—	5
Illumina Inc. (a)	—	8
INC Research Holdings Inc. - Class A (a)	—	1
Incyte Corp. (a)	—	8
Innoviva Inc. (a)	—	—
Inogen Inc. (a)	—	—
Integra LifeSciences Holdings Corp. (a)	—	1
Intuitive Surgical Inc. (a)	—	15
Johnson & Johnson	1	82
Laboratory Corp. of America Holdings (a)	—	3
Landauer Inc.	—	—
Lantheus Holdings Inc. (a)	—	—
LeMaitre Vascular Inc.	—	—
Ligand Pharmaceuticals Inc. (a)	—	1
Luminex Corp.	—	—
Magellan Health Services Inc. (a)	—	—
Masimo Corp. (a)	—	2
Medicines Co. (a)	—	—
Medidata Solutions Inc. (a)	—	2
MEDNAX Inc. (a)	—	1
Merck & Co. Inc.	1	42
Meridian Bioscience Inc.	—	—
Merit Medical Systems Inc. (a)	—	1
Mettler-Toledo International Inc. (a)	—	6
MiMedx Group Inc. (a)	—	—
Momenta Pharmaceuticals Inc. (a)	—	1
Natus Medical Inc. (a)	—	—
Nektar Therapeutics (a)	—	1
Neogen Corp. (a)	—	1
NuVasive Inc. (a)	—	1
Omnicell Inc. (a)	—	1
OraSure Technologies Inc. (a)	—	1
Orthofix International NV (a)	—	—
PAREXEL International Corp. (a)	—	1
Pfizer Inc.	2	46
Phibro Animal Health Corp. - Class A	—	—
Prestige Brands Holdings Inc. (a)	—	1
Progenics Pharmaceuticals Inc. (a)	—	—
Quest Diagnostics Inc.	—	3
Quintiles IMS Holdings Inc. (a)	—	5
Regeneron Pharmaceuticals Inc. (a)	—	13

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Repligen Corp. (a)	—	1
ResMed Inc.	—	3
Sciclone Pharmaceuticals Inc. (a)	—	—
Stryker Corp.	—	17
Sucampo Pharmaceuticals Inc. - Class A (a)	—	—
Supernus Pharmaceuticals Inc. (a)	—	1
SurModics Inc. (a)	—	—
Teleflex Inc.	—	2
Thermo Fisher Scientific Inc.	—	17
Tivity Health Inc. (a)	—	—
United Therapeutics Corp. (a)	—	1
UnitedHealth Group Inc.	1	73
Universal Health Services Inc. - Class B	—	2
US Physical Therapy Inc.	—	—
Varex Imaging Corp. (a)	—	1
Varian Medical Systems Inc. (a)	—	4
Vertex Pharmaceuticals Inc. (a)	—	8
Waters Corp. (a)	—	4
WellCare Health Plans Inc. (a)	—	3
West Pharmaceutical Services Inc.	—	3
Zimmer Biomet Holdings Inc.	—	6
Zoetis Inc. - Class A	—	12
		801
Industrials 12.0%
3M Co.	—	33
AAON Inc.	—	1
ABM Industries Inc.	—	—
Actuant Corp. - Class A	—	—
Acuity Brands Inc.	—	3
Aerojet Rocketdyne Holdings Inc. (a)	—	1
Aerovironment Inc. (a)	—	—
Alamo Group Inc.	—	—
Alaska Air Group Inc.	—	2
Albany International Corp. - Class A	—	—
Allegiant Travel Co.	—	1
Allegion Plc	—	2
American Woodmark Corp. (a)	—	—
AO Smith Corp.	—	3
Apogee Enterprises Inc.	—	—
Applied Industrial Technologies Inc.	—	1
Astec Industries Inc.	—	—
Avis Budget Group Inc. (a)	—	1
Axon Enterprise Inc. (a)	—	—
AZZ Inc.	—	—
Barnes Group Inc.	—	1
Boeing Co.	—	37
Brady Corp. - Class A	—	1
C.H. Robinson Worldwide Inc.	—	2
Carlisle Cos. Inc.	—	2
Caterpillar Inc.	—	14
Chart Industries Inc. (a)	—	—
Cintas Corp.	—	5
CIRCOR International Inc.	—	—
Copart Inc. (a)	—	3
Crane Co.	—	2
CSX Corp.	1	12
Cummins Inc.	—	10
Curtiss-Wright Corp.	—	2
Deere & Co.	—	7
Deluxe Corp.	—	1
Donaldson Co. Inc.	—	2
Dun & Bradstreet Corp.	—	2
Dycom Industries Inc. (a)	—	1
EMCOR Group Inc.	—	1
Emerson Electric Co.	—	7
EnerSys Inc.	—	1
EnPro Industries Inc.	—	—
Equifax Inc.	—	5
ESCO Technologies Inc.	—	1
Expeditors International of Washington Inc.	—	3
Exponent Inc.	—	—
Fastenal Co.	—	5
FedEx Corp.	—	22
Fortive Corp.	—	8
	Shares/Par†	Value
Fortune Brands Home & Security Inc.	—	3
Forward Air Corp.	—	—
Franklin Electric Co. Inc.	—	—
GATX Corp.	—	—
General Dynamics Corp.	—	22
General Electric Co.	2	38
Genesee & Wyoming Inc. - Class A (a)	—	1
Gibraltar Industries Inc. (a)	—	—
Graco Inc.	—	3
Granite Construction Inc.	—	1
Griffon Corp.	—	—
Harsco Corp. (a)	—	—
Hawaiian Holdings Inc. (a)	—	1
Healthcare Services Group Inc.	—	1
Heartland Express Inc.	—	—
Hillenbrand Inc.	—	—
HNI Corp.	—	—
Honeywell International Inc.	—	25
Hubbell Inc.	—	2
Huntington Ingalls Industries Inc.	—	4
IDEX Corp.	—	4
IHS Markit Ltd. (a)	—	2
Illinois Tool Works Inc.	—	18
Ingersoll-Rand Plc	—	9
Insperity Inc.	—	1
Insteel Industries Inc.	—	—
JB Hunt Transport Services Inc.	—	4
John Bean Technologies Corp.	—	1
Kennametal Inc.	—	1
Knight-Swift Transportation Holdings Inc. - Class A (a)	—	2
L3 Technologies Inc.	—	2
Landstar System Inc.	—	2
Lennox International Inc.	—	3
Lincoln Electric Holdings Inc.	—	2
Lindsay Corp.	—	—
Lockheed Martin Corp.	—	30
Lydall Inc. (a)	—	—
Marten Transport Ltd.	—	—
Masco Corp.	—	3
Matthews International Corp. - Class A	—	1
Mercury Systems Inc. (a)	—	1
Mobile Mini Inc.	—	—
MSA Safety Inc.	—	1
MSC Industrial Direct Co. - Class A	—	1
Multi-Color Corp.	—	—
MYR Group Inc. (a)	—	—
Navigant Consulting Inc. (a)	—	—
Nielsen Holdings Plc	—	3
Nordson Corp.	—	2
Northrop Grumman Systems Corp.	—	20
Old Dominion Freight Line Inc.	—	3
On Assignment Inc. (a)	—	1
Orion Group Holdings Inc. (a)	—	—
Oshkosh Corp.	—	1
PACCAR Inc.	—	5
Parker Hannifin Corp.	—	6
Patrick Industries Inc. (a)	—	1
PGT Innovations Inc. (a)	—	—
Proto Labs Inc. (a)	—	1
Quanex Building Products Corp.	—	—
Quanta Services Inc. (a)	—	2
Raven Industries Inc.	—	—
Raytheon Co.	—	14
Republic Services Inc.	—	6
Rockwell Automation Inc.	—	9
Rockwell Collins Inc.	—	5
Rollins Inc.	—	2
Roper Industries Inc.	—	5
Saia Inc. (a)	—	—
Simpson Manufacturing Co. Inc.	—	1
Snap-On Inc.	—	2
Southwest Airlines Co.	1	12
Stanley Black & Decker Inc.	—	4
Teledyne Technologies Inc. (a)	—	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Tennant Co.	—	—
Tetra Tech Inc.	—	1
Toro Co.	—	3
TransDigm Group Inc.	—	5
Trex Co. Inc. (a)	—	1
UniFirst Corp.	—	—
Union Pacific Corp.	1	25
United Continental Holdings Inc. (a)	—	6
United Parcel Service Inc. - Class B	1	32
United Rentals Inc. (a)	—	4
Universal Forest Products Inc.	—	—
US Ecology Inc.	—	—
Valmont Industries Inc.	—	1
Verisk Analytics Inc. (a)	—	5
Viad Corp.	—	1
Vicor Corp. (a)	—	—
Wabtec Corp.	—	2
WageWorks Inc. (a)	—	1
Waste Management Inc.	—	12
Watsco Inc.	—	1
Watts Water Technologies Inc. - Class A	—	—
Woodward Governor Co.	—	2
WW Grainger Inc.	—	4
Xylem Inc.	—	4
		610
Information Technology 34.9%
3D Systems Corp. (a)	—	—
8x8 Inc. (a)	—	1
Accenture Plc - Class A	1	32
ACI Worldwide Inc. (a)	—	1
Activision Blizzard Inc.	1	19
Acxiom Corp. (a)	—	—
Adobe Systems Inc. (a)	—	29
ADTRAN Inc.	—	—
Advanced Energy Industries Inc. (a)	—	1
Advanced Micro Devices Inc. (a)	1	4
Akamai Technologies Inc. (a)	—	3
Alliance Data Systems Corp.	—	2
Alphabet Inc. - Class A (a)	—	111
Alphabet Inc. - Class C (a)	—	111
Amphenol Corp. - Class A	—	10
Analog Devices Inc.	—	12
Ansys Inc. (a)	—	2
Apple Inc.	2	306
Applied Materials Inc.	1	22
Applied Optoelectronics Inc. (a)	—	—
ARRIS International Plc (a)	—	1
Autodesk Inc. (a)	—	6
Automatic Data Processing Inc.	—	19
Badger Meter Inc.	—	1
Barracuda Networks Inc. (a)	—	—
Bel Fuse Inc. - Class B	—	—
Belden Inc.	—	1
Blackbaud Inc.	—	2
Bottomline Technologies Inc. (a)	—	—
Broadcom Ltd.	—	38
Broadridge Financial Solutions Inc.	—	4
Brocade Communications Systems Inc.	—	1
Brooks Automation Inc.	—	—
Cabot Microelectronics Corp.	—	1
Cadence Design Systems Inc. (a)	—	3
CalAmp Corp. (a)	—	—
Cardtronics Plc - Class A (a)	—	—
CDK Global Inc.	—	3
CEVA Inc. (a)	—	—
Cirrus Logic Inc. (a)	—	1
Citrix Systems Inc. (a)	—	4
Cognex Corp.	—	4
Cognizant Technology Solutions Corp. - Class A	—	11
Coherent Inc. (a)	—	2
CommVault Systems Inc. (a)	—	1
Control4 Corp. (a)	—	—
Convergys Corp.	—	—
CoreLogic Inc. (a)	—	2
	Shares/Par†	Value
Corning Inc.	1	10
CSG Systems International Inc.	—	—
CSRA Inc.	—	1
CTS Corp.	—	—
Cypress Semiconductor Corp.	—	1
DHI Group Inc. (a)	—	—
DXC Technology Co.	—	5
eBay Inc. (a)	—	6
Ebix Inc.	—	1
Electronic Arts Inc. (a)	—	14
Electronics for Imaging Inc. (a)	—	—
ePlus Inc. (a)	—	—
ExlService Holdings Inc. (a)	—	1
F5 Networks Inc. (a)	—	3
Fabrinet (a)	—	1
Facebook Inc. - Class A (a)	1	156
Fair Isaac Corp.	—	2
FARO Technologies Inc. (a)	—	—
Fidelity National Information Services Inc.	—	12
Fiserv Inc. (a)	—	10
FLIR Systems Inc.	—	1
Forrester Research Inc.	—	—
Fortinet Inc. (a)	—	2
Gartner Inc. (a)	—	4
Gigamon Inc. (a)	—	1
Global Payments Inc.	—	6
Harris Corp.	—	7
II-VI Inc. (a)	—	1
Integrated Device Technology Inc. (a)	—	1
Intel Corp.	1	33
InterDigital Inc.	—	1
International Business Machines Corp.	—	28
Intuit Inc.	—	13
IPG Photonics Corp. (a)	—	3
Itron Inc. (a)	—	1
j2 Global Inc.	—	1
Jack Henry & Associates Inc.	—	3
Juniper Networks Inc.	—	2
Keysight Technologies Inc. (a)	—	2
KLA-Tencor Corp.	—	6
Kopin Corp. (a)	—	—
Kulicke & Soffa Industries Inc. (a)	—	—
Lam Research Corp.	—	12
Littelfuse Inc.	—	2
LivePerson Inc. (a)	—	—
LogMeIn Inc.	—	2
Lumentum Holdings Inc. (a)	—	1
Manhattan Associates Inc. (a)	—	1
MasterCard Inc. - Class A	1	51
MAXIMUS Inc.	—	2
MaxLinear Inc. - Class A (a)	—	1
Methode Electronics Inc.	—	—
Microchip Technology Inc.	—	8
Microsemi Corp. (a)	—	2
Microsoft Corp.	3	221
MicroStrategy Inc. - Class A (a)	—	—
MKS Instruments Inc.	—	2
Monolithic Power Systems Inc.	—	2
Monotype Imaging Holdings Inc.	—	—
Motorola Solutions Inc.	—	5
Nanometrics Inc. (a)	—	—
National Instruments Corp.	—	1
NCR Corp. (a)	—	2
NetApp Inc.	—	3
NetGear Inc. (a)	—	—
NIC Inc.	—	—
Nvidia Corp.	1	42
Oclaro Inc. (a)	—	1
Oracle Corp.	1	33
Paychex Inc.	—	7
PayPal Holdings Inc. (a)	1	28
Plantronics Inc.	—	—
Power Integrations Inc.	—	1
Progress Software Corp.	—	1
PTC Inc. (a)	—	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
QUALCOMM Inc.	1	30
Qualys Inc. (a)	—	1
Rambus Inc. (a)	—	1
Red Hat Inc. (a)	—	7
Rogers Corp. (a)	—	1
Rudolph Technologies Inc. (a)	—	—
Sabre Corp.	—	1
Salesforce.com Inc. (a)	1	25
Science Applications International Corp.	—	1
Semtech Corp. (a)	—	1
Shutterstock Inc. (a)	—	—
Silicon Laboratories Inc. (a)	—	1
Skyworks Solutions Inc.	—	7
SPS Commerce Inc. (a)	—	—
Stamps.com Inc. (a)	—	1
Super Micro Computer Inc. (a)	—	—
Symantec Corp.	—	4
Synchronoss Technologies Inc. (a)	—	—
Synopsys Inc. (a)	—	5
Take-Two Interactive Software Inc. (a)	—	4
TE Connectivity Ltd.	—	6
Teradyne Inc.	—	2
Texas Instruments Inc.	1	34
TiVo Corp.	—	1
Total System Services Inc.	—	4
Trimble Inc. (a)	—	2
TTM Technologies Inc. (a)	—	1
Tyler Technologies Inc. (a)	—	2
Ultimate Software Group Inc. (a)	—	2
VASCO Data Security International Inc. (a)	—	—
Veeco Instruments Inc. (a)	—	—
VeriSign Inc. (a)	—	3
Versum Materials Inc.	—	1
ViaSat Inc. (a)	—	1
Visa Inc. - Class A	1	74
Western Union Co.	—	2
WEX Inc. (a)	—	2
Xilinx Inc.	—	4
XO Group Inc. (a)	—	—
Xperi Corp.	—	1
Zebra Technologies Corp. - Class A (a)	—	2
		1,777
Materials 2.4%
A. Schulman Inc.	—	—
Air Products & Chemicals Inc.	—	7
AK Steel Holding Corp. (a)	—	—
Albemarle Corp.	—	6
AptarGroup Inc.	—	1
Avery Dennison Corp.	—	2
Balchem Corp.	—	1
Chemours Co.	—	2
Compass Minerals International Inc.	—	—
Deltic Timber Corp.	—	—
Eagle Materials Inc.	—	2
Ecolab Inc.	—	7
Flotek Industries Inc. (a)	—	—
FMC Corp.	—	3
Freeport-McMoRan Inc. - Class B (a)	1	4
Hawkins Inc.	—	—
Ingevity Corp. (a)	—	1
Innophos Holdings Inc.	—	—
Innospec Inc.	—	—
International Flavors & Fragrances Inc.	—	2
Koppers Holdings Inc. (a)	—	—
Kraton Corp. (a)	—	1
Martin Marietta Materials Inc.	—	5
Minerals Technologies Inc.	—	1
Monsanto Co.	—	14
Neenah Paper Inc.	—	—
NewMarket Corp.	—	1
Newmont Mining Corp.	1	8
Nucor Corp.	—	4
Packaging Corp. of America	—	4
PPG Industries Inc.	—	6
	Shares/Par†	Value
Praxair Inc.	—	9
Quaker Chemical Corp.	—	1
Royal Gold Inc.	—	2
RPM International Inc.	—	2
Scotts Miracle-Gro Co. - Class A	—	1
Sealed Air Corp.	—	2
Sensient Technologies Corp.	—	1
Sherwin-Williams Co.	—	8
Sonoco Products Co.	—	1
Steel Dynamics Inc.	—	2
Stepan Co.	—	—
United States Steel Corp.	—	1
US Concrete Inc. (a)	—	—
Valvoline Inc.	—	1
Vulcan Materials Co.	—	6
Worthington Industries Inc.	—	1
		120
Real Estate 4.5%
Acadia Realty Trust	—	—
Agree Realty Corp.	—	1
Alexander & Baldwin Inc.	—	—
Alexandria Real Estate Equities Inc.	—	4
American Assets Trust Inc.	—	1
American Campus Communities Inc.	—	1
American Tower Corp.	—	23
Apartment Investment & Management Co. - Class A	—	3
Apollo Commercial Real Estate Finance Inc.	—	—
Armada Hoffler Properties Inc.	—	—
AvalonBay Communities Inc.	—	9
Boston Properties Inc.	—	5
Camden Property Trust	—	2
CareTrust REIT Inc.	—	1
CBL & Associates Properties Inc.	—	—
CBRE Group Inc. - Class A (a)	—	2
Chatham Lodging Trust	—	—
Coresite Realty Corp.	—	1
Corporate Office Properties Trust	—	1
Crown Castle International Corp.	—	10
CyrusOne Inc.	—	1
DCT Industrial Trust Inc.	—	2
DiamondRock Hospitality Co.	—	—
Digital Realty Trust Inc.	—	9
Douglas Emmett Inc.	—	2
Duke Realty Corp.	—	4
EastGroup Properties Inc.	—	1
Education Realty Trust Inc.	—	1
EPR Properties	—	1
Equinix Inc.	—	14
Equity Residential Properties Inc.	—	6
Essex Property Trust Inc.	—	3
Extra Space Storage Inc.	—	4
Federal Realty Investment Trust	—	2
First Industrial Realty Trust Inc.	—	1
Four Corners Property Trust Inc.	—	1
Franklin Street Properties Corp.	—	—
Geo Group Inc.	—	1
Getty Realty Corp.	—	—
GGP Inc.	1	5
Healthcare Realty Trust Inc.	—	1
Hersha Hospitality Trust	—	—
HFF Inc. - Class A	—	—
Highwoods Properties Inc.	—	1
Host Hotels & Resorts Inc.	1	5
Independence Realty Trust Inc.	—	—
Iron Mountain Inc.	—	2
JBG Smith Properties (a)	—	1
Kilroy Realty Corp.	—	3
Kimco Realty Corp.	—	3
Lamar Advertising Co. - Class A	—	2
Lexington Realty Trust	—	1
Liberty Property Trust	—	2
LTC Properties Inc.	—	1
Mack-Cali Realty Corp.	—	1
Mid-America Apartment Communities Inc.	—	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
National Retail Properties Inc.	—	1
National Storage Affiliates Trust	—	—
Parkway Inc.	—	—
Pennsylvania REIT	—	—
Potlatch Corp.	—	1
ProLogis Inc.	—	13
PS Business Parks Inc.	—	1
Public Storage	—	8
Ramco-Gershenson Properties Trust	—	—
Rayonier Inc.	—	1
Realty Income Corp.	—	4
Regency Centers Corp.	—	2
Retail Opportunity Investments Corp.	—	1
Sabra Healthcare REIT Inc.	—	1
Saul Centers Inc.	—	—
SBA Communications Corp. (a)	—	5
Simon Property Group Inc.	—	13
Summit Hotel Properties Inc.	—	1
Tanger Factory Outlet Centers Inc.	—	1
Taubman Centers Inc.	—	1
UDR Inc.	—	4
Uniti Group Inc.	—	1
Universal Health Realty Income Trust	—	—
Urban Edge Properties	—	1
Urstadt Biddle Properties Inc. - Class A	—	—
Ventas Inc.	—	5
Vornado Realty Trust	—	3
Weingarten Realty Investors	—	1
Welltower Inc.	—	10
Whitestone REIT	—	—
		227
Telecommunication Services 0.9%
ATN International Inc.	—	—
Cincinnati Bell Inc. (a)	—	—
Cogent Communications Group Inc.	—	1
Consolidated Communications Holdings Inc.	—	—
Level 3 Communications Inc. (a)	—	3
Lumos Networks Corp. (a)	—	—
Verizon Communications Inc.	1	42
Vonage Holdings Corp. (a)	—	—
		46
Utilities 0.9%
Alliant Energy Corp.	—	2
American States Water Co.	—	—
American Water Works Co. Inc.	—	5
Aqua America Inc.	—	1
Black Hills Corp.	—	1
California Water Service Group	—	1
CenterPoint Energy Inc.	—	3
Dominion Energy Inc.	—	9
MDU Resources Group Inc.	—	2
National Fuel Gas Co.	—	1
NextEra Energy Inc.	—	13
South Jersey Industries Inc.	—	1
Southwest Gas Corp.	—	1
WEC Energy Group Inc.	—	4
Westar Energy Inc.	—	2
WGL Holdings Inc.	—	1
		47
Total Common Stocks (cost $5,037)		5,083
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.89% (b) (c)	8	8
Total Short Term Investments (cost $8)		8
Total Investments 100.0% (cost $5,045)		5,091
Other Assets and Liabilities, Net 0.0%		1
Total Net Assets 100.0%		$5,092

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital S&P 1500 Value Index Fund
COMMON STOCKS 100.0%
Consumer Discretionary 7.5%
Aaron's Inc.	—	$1
Abercrombie & Fitch Co. - Class A	—	1
Adtalem Global Education Inc.	—	1
AMC Networks Inc. - Class A (a)	—	1
American Axle & Manufacturing Holdings Inc. (a)	—	1
American Eagle Outfitters Inc.	—	1
American Public Education Inc. (a)	—	—
Asbury Automotive Group Inc. (a)	—	1
Ascena Retail Group Inc. (a)	—	—
AutoNation Inc. (a)	—	1
Barnes & Noble Education Inc. (a)	—	—
Barnes & Noble Inc.	—	—
Bed Bath & Beyond Inc.	—	2
Best Buy Co. Inc.	—	4
Big 5 Sporting Goods Corp.	—	—
Big Lots Inc.	—	1
Biglari Holdings Inc. (a)	—	—
BJ's Restaurants Inc. (a)	—	—
Bob Evans Farms Inc.	—	—
BorgWarner Inc.	—	5
Boyd Gaming Corp.	—	1
Brunswick Corp.	—	3
Buckle Inc.	—	—
CalAtlantic Group Inc.	—	1
Caleres Inc.	—	1
Callaway Golf Co.	—	—
Career Education Corp. (a)	—	—
Carmax Inc. (a)	—	4
Carnival Plc	—	13
Cato Corp. - Class A	—	—
Cavco Industries Inc. (a)	—	1
Chico's FAS Inc.	—	—
Chipotle Mexican Grill Inc. (a)	—	2
Cinemark Holdings Inc.	—	1
Coach Inc.	—	3
Cooper Tire & Rubber Co.	—	1
Cooper-Standard Holding Inc. (a)	—	1
Core-Mark Holding Co. Inc.	—	1
Cracker Barrel Old Country Store Inc.	—	—
Crocs Inc. (a)	—	—
D.R. Horton Inc.	—	6
Dana Holding Corp.	—	2
Deckers Outdoor Corp. (a)	—	1
Delphi Automotive Plc	—	13
Dillard's Inc. - Class A	—	1
DineEquity Inc.	—	—
DISH Network Corp. - Class A (a)	—	3
DSW Inc. - Class A	—	1
El Pollo Loco Holdings Inc. (a)	—	—
Ethan Allen Interiors Inc.	—	—
EW Scripps Co. - Class A (a)	—	1
Express Inc. (a)	—	—
Fiesta Restaurant Group Inc. (a)	—	—
Finish Line Inc. - Class A	—	—
Foot Locker Inc.	—	1
Ford Motor Co.	2	22
Fossil Group Inc. (a)	—	—
Fred's Inc. - Class A	—	—
FTD Cos. Inc. (a)	—	—
GameStop Corp. - Class A	—	1
Gannett Co. Inc.	—	1
Gap Inc.	—	3
General Motors Co.	1	25
Genesco Inc. (a)	—	—
Gentherm Inc. (a)	—	1
Genuine Parts Co.	—	7
G-III Apparel Group Ltd. (a)	—	1
Goodyear Tire & Rubber Co.	—	4
Graham Holdings Co.	—	2
Group 1 Automotive Inc.	—	1
Guess Inc.	—	1
	Shares/Par†	Value
H&R Block Inc.	—	3
HanesBrands Inc.	—	2
Haverty Furniture Cos. Inc.	—	—
Helen of Troy Ltd. (a)	—	1
Hibbett Sports Inc. (a)	—	—
Hilton Worldwide Holdings Inc.	—	1
HSN Inc.	—	1
Iconix Brand Group Inc. (a)	—	—
ILG Inc.	—	1
International Speedway Corp. - Class A	—	—
Interpublic Group of Cos. Inc.	—	2
J.C. Penney Co. Inc. (a)	—	1
John Wiley & Sons Inc. - Class A	—	1
KB Home	—	1
Kirkland's Inc. (a)	—	—
Kohl's Corp.	—	4
La-Z-Boy Inc.	—	1
Leggett & Platt Inc.	—	1
Lennar Corp. - Class A	—	5
Limited Brands Inc.	—	3
Lithia Motors Inc. - Class A	—	1
Live Nation Inc. (a)	—	1
Lowe's Cos. Inc.	—	12
Lumber Liquidators Holdings Inc. (a)	—	1
M/I Homes Inc. (a)	—	—
Macy's Inc.	—	3
MarineMax Inc. (a)	—	—
Marriott Vacations Worldwide Corp.	—	—
Mattel Inc.	—	1
McDonald's Corp.	—	23
MDC Holdings Inc.	—	1
Meredith Corp.	—	—
Meritage Homes Corp. (a)	—	1
MGM Resorts International	—	3
Michaels Cos. Inc. (a)	—	1
Mohawk Industries Inc. (a)	—	4
Monarch Casino & Resort Inc. (a)	—	—
Monro Inc.	—	1
Motorcar Parts of America Inc. (a)	—	—
Movado Group Inc.	—	—
Murphy USA Inc. (a)	—	1
Nautilus Inc. (a)	—	—
New Media Investment Group Inc.	—	—
New York Times Co. - Class A	—	1
Newell Brands Inc.	—	4
News Corp. - Class A	—	2
News Corp. - Class B	—	1
Nike Inc. - Class B	1	14
Nordstrom Inc.	—	3
Office Depot Inc.	1	1
Omnicom Group Inc.	—	2
Oxford Industries Inc.	—	—
Penn National Gaming Inc. (a)	—	1
Perry Ellis International Inc. (a)	—	—
PetMed Express Inc.	—	—
Polaris Industries Inc.	—	2
Pulte Homes Inc.	—	4
PVH Corp.	—	5
Ralph Lauren Corp. - Class A	—	2
Red Robin Gourmet Burgers Inc. (a)	—	—
Regis Corp. (a)	—	—
Rent-A-Center Inc.	—	—
RH (a)	—	1
Royal Caribbean Cruises Ltd.	—	5
Ruby Tuesday Inc. (a)	—	—
Ruth's Hospitality Group Inc.	—	—
Sally Beauty Holdings Inc. (a)	—	1
Scholastic Corp.	—	1
Select Comfort Corp. (a)	—	—
Service Corp. International	—	1
Shake Shack Inc. - Class A (a)	—	—
Shoe Carnival Inc.	—	—
Signet Jewelers Ltd.	—	2
Sonic Automotive Inc. - Class A	—	—
Sonic Corp.	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Standard Motor Products Inc.	—	1
Steven Madden Ltd. (a)	—	—
Strayer Education Inc.	—	—
Sturm Ruger & Co. Inc.	—	—
Superior Industries International Inc.	—	—
Tailored Brands Inc.	—	—
Target Corp.	1	16
Tegna Inc.	—	1
Tempur Sealy International Inc. (a)	—	1
Tiffany & Co.	—	2
Time Inc.	—	1
Toll Brothers Inc.	—	3
Tractor Supply Co.	—	2
TRI Pointe Homes Inc. (a)	—	1
TripAdvisor Inc. (a)	—	1
Tupperware Brands Corp.	—	1
Twenty-First Century Fox Inc. - Class A	1	7
Twenty-First Century Fox Inc. - Class B	—	3
Unifi Inc. (a)	—	—
Vera Bradley Inc. (a)	—	—
VF Corp.	—	10
Viacom Inc. - Class B	—	5
Vista Outdoor Inc. (a)	—	—
Vitamin Shoppe Inc. (a)	—	—
Walt Disney Co.	1	30
Whirlpool Corp.	—	6
William Lyon Homes - Class A (a)	—	—
Williams-Sonoma Inc.	—	2
Wolverine World Wide Inc.	—	1
Wyndham Worldwide Corp.	—	2
		382
Consumer Staples 10.2%
Andersons Inc.	—	—
Archer-Daniels-Midland Co.	1	12
Avon Products Inc. (a)	—	1
Boston Beer Co. Inc. - Class A (a)	—	—
Brown-Forman Corp. - Class B	—	2
Cal-Maine Foods Inc. (a)	—	1
Campbell Soup Co.	—	2
Casey's General Stores Inc.	—	2
Church & Dwight Co. Inc.	—	2
Clorox Co.	—	4
Coca-Cola Bottling Co.	—	—
Coca-Cola Co.	1	40
Colgate-Palmolive Co.	—	14
ConAgra Brands Inc.	—	7
Costco Wholesale Corp.	—	34
Coty Inc. - Class A	—	2
CVS Health Corp.	1	39
Darling Ingredients Inc. (a)	—	1
Dean Foods Co.	—	—
Dr. Pepper Snapple Group Inc.	—	3
Edgewell Personal Care Co. (a)	—	2
Energizer Holdings Inc.	—	1
Estee Lauder Cos. Inc. - Class A	—	5
Flowers Foods Inc.	—	2
General Mills Inc.	—	6
Hain Celestial Group Inc. (a)	—	2
Hormel Foods Corp.	—	4
Ingredion Inc.	—	2
Inter Parfums Inc.	—	—
J&J Snack Foods Corp.	—	—
JM Smucker Co.	—	6
John B. Sanfilippo & Son Inc.	—	—
Kellogg Co.	—	3
Kimberly-Clark Corp.	—	10
Kraft Heinz Foods Co.	1	22
Kroger Co.	1	9
Lamb Weston Holdings Inc.	—	1
McCormick & Co. Inc.	—	2
Medifast Inc.	—	—
Molson Coors Brewing Co. - Class B	—	7
Mondelez International Inc. - Class A	1	29
Monster Beverage Corp. (a)	—	4
	Shares/Par†	Value
Nu Skin Enterprises Inc. - Class A	—	—
PepsiCo Inc.	1	33
Philip Morris International Inc.	1	37
Procter & Gamble Co.	1	56
Sanderson Farms Inc.	—	2
Seneca Foods Corp. - Class A (a)	—	—
Snyders-Lance Inc.	—	2
Sprouts Farmers Market Inc. (a)	—	1
Supervalu Inc. (a)	—	—
Sysco Corp.	—	6
Tootsie Roll Industries Inc.	—	—
TreeHouse Foods Inc. (a)	—	2
Tyson Foods Inc. - Class A	—	10
United Natural Foods Inc. (a)	—	1
Universal Corp.	—	1
Walgreens Boots Alliance Inc.	1	34
Wal-Mart Stores Inc.	1	54
WD-40 Co.	—	—
		522
Energy 10.4%
Anadarko Petroleum Corp.	—	6
Andeavor Corp.	—	7
Apache Corp.	—	3
Archrock Inc.	—	—
Atwood Oceanics Inc. (a)	—	—
Baker Hughes a GE Co. - Class A	—	4
Bill Barrett Corp. (a)	—	—
Bristow Group Inc.	—	—
Cabot Oil & Gas Corp.	—	3
Callon Petroleum Co. (a)	—	1
CARBO Ceramics Inc. (a)	—	—
Carrizo Oil & Gas Inc. (a)	—	—
Chesapeake Energy Corp. (a)	—	1
Chevron Corp.	1	106
Cimarex Energy Co.	—	2
Cloud Peak Energy Inc. (a)	—	—
Concho Resources Inc. (a)	—	4
ConocoPhillips Co.	1	29
CONSOL Energy Inc. (a)	—	2
Contango Oil & Gas Co. (a)	—	—
Core Laboratories NV	—	1
Denbury Resources Inc. (a)	—	—
Devon Energy Corp.	—	4
Diamond Offshore Drilling Inc. (a)	—	—
Dril-Quip Inc. (a)	—	1
Energen Corp. (a)	—	1
Ensco Plc - Class A	—	1
EOG Resources Inc.	—	13
EQT Corp.	—	2
Era Group Inc. (a)	—	—
Exterran Corp. (a)	—	1
Exxon Mobil Corp.	2	166
Geospace Technologies Corp. (a)	—	—
Green Plains Renewable Energy Inc.	—	—
Gulf Island Fabrication Inc.	—	—
Gulfport Energy Corp. (a)	—	—
Halliburton Co.	—	8
Helix Energy Solutions Group Inc. (a)	—	—
Helmerich & Payne Inc.	—	3
Hess Corp.	—	6
HollyFrontier Corp.	—	3
Kinder Morgan Inc.	1	18
Marathon Oil Corp.	1	5
Marathon Petroleum Corp.	1	14
Matador Resources Co. (a)	—	1
Matrix Service Co. (a)	—	—
McDermott International Inc. (a)	—	1
Nabors Industries Ltd.	—	1
National Oilwell Varco Inc.	—	6
Newfield Exploration Co. (a)	—	1
Newpark Resources Inc. (a)	—	—
Noble Corp. Plc (a)	—	1
Noble Energy Inc.	—	4
Occidental Petroleum Corp.	—	13

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Oceaneering International Inc.	—	1
Oil States International Inc. (a)	—	1
ONEOK Inc.	—	3
Patterson-UTI Energy Inc.	—	1
PBF Energy Inc. - Class A	—	1
PDC Energy Inc. (a)	—	1
Phillips 66	—	19
Pioneer Energy Services Corp. (a)	—	—
QEP Resources Inc. (a)	—	1
Range Resources Corp.	—	1
REX Stores Corp. (a)	—	—
Rowan Cos. Plc - Class A (a)	—	1
Schlumberger Ltd.	1	26
SEACOR Holdings Inc. (a)	—	—
SM Energy Co.	—	—
Southwestern Energy Co. (a)	—	1
SRC Energy Inc. (a)	—	1
Superior Energy Services Inc. (a)	—	—
TechnipFMC Plc (a)	—	6
Tesco Corp. (a)	—	—
Tetra Technologies Inc. (a)	—	—
Transocean Ltd. (a)	—	2
Unit Corp. (a)	—	—
Valero Energy Corp.	—	16
Williams Cos. Inc.	—	6
World Fuel Services Corp.	—	1
WPX Energy Inc. (a)	—	1
		533
Financials 26.8%
Affiliated Managers Group Inc.	—	5
Aflac Inc.	—	15
Alleghany Corp. (a)	—	4
Allstate Corp.	—	16
American Equity Investment Life Holding Co.	—	1
American Express Co.	—	17
American Financial Group Inc.	—	3
American International Group Inc.	1	27
Ameriprise Financial Inc.	—	6
Amerisafe Inc.	—	—
Aspen Insurance Holdings Ltd.	—	1
Associated Bancorp	—	2
Assurant Inc.	—	3
Astoria Financial Corp.	—	1
Banc of California Inc.	—	—
BancorpSouth Inc.	—	1
Bank Mutual Corp.	—	—
Bank of America Corp.	5	119
Bank of Hawaii Corp.	—	1
Bank of New York Mellon Corp. (b)	1	26
Banner Corp.	—	1
BB&T Corp.	1	18
Berkshire Hathaway Inc. - Class B (a)	1	168
BlackRock Inc.	—	14
Boston Private Financial Holdings Inc.	—	—
Brighthouse Financial Inc. (a)	—	3
Brookline Bancorp Inc.	—	—
Capital One Financial Corp.	1	20
Cathay General Bancorp	—	1
CBOE Holdings Inc.	—	2
Chemical Financial Corp.	—	1
Chubb Ltd.	—	32
Cincinnati Financial Corp.	—	2
Citigroup Inc.	2	95
Citizens Financial Group Inc.	—	6
City Holdings Co.	—	—
CME Group Inc.	—	8
CNO Financial Group Inc.	—	2
Columbia Banking System Inc.	—	1
Comerica Inc.	—	3
Community Bank System Inc.	—	1
Cullen/Frost Bankers Inc.	—	2
CVB Financial Corp.	—	1
Dime Community Bancshares Inc.	—	—
Donnelley Financial Solutions Inc. (a)	—	—
	Shares/Par†	Value
East West Bancorp Inc.	—	1
Eaton Vance Corp.	—	1
eHealth Inc. (a)	—	—
Employer Holdings Inc.	—	1
Encore Capital Group Inc. (a)	—	1
Enova International Inc. (a)	—	—
Everest Re Group Ltd.	—	5
Ezcorp Inc. - Class A (a)	—	—
FactSet Research Systems Inc.	—	1
Federated Investors Inc. - Class B	—	1
Fidelity Southern Corp.	—	—
Fifth Third Bancorp	1	10
Financial Engines Inc.	—	—
First American Financial Corp.	—	3
First Commonwealth Financial Corp.	—	—
First Financial Bancorp	—	—
First Midwest Bancorp Inc.	—	1
FirstCash Inc.	—	1
FNB Corp.	—	2
Franklin Resources Inc.	—	7
Fulton Financial Corp.	—	1
Genworth Financial Inc. - Class A (a)	1	1
Glacier Bancorp Inc.	—	—
Goldman Sachs Group Inc.	—	41
Great Western Bancorp Inc.	—	1
Green Dot Corp. - Class A (a)	—	1
Greenhill & Co. Inc.	—	—
Hancock Holding Co.	—	2
Hanover Insurance Group Inc.	—	2
Hartford Financial Services Group Inc.	—	10
HCI Group Inc.	—	—
HomeStreet Inc. (a)	—	—
Hope Bancorp Inc.	—	1
Horace Mann Educators Corp.	—	1
Huntington Bancshares Inc.	1	7
Independent Bank Corp.	—	—
Infinity Property & Casualty Corp.	—	1
Interactive Brokers Group Inc.	—	2
International Bancshares Corp.	—	1
INTL FCStone Inc. (a)	—	—
Invesco Ltd.	—	7
Investment Technology Group Inc.	—	—
Janus Henderson Group Plc	—	3
JPMorgan Chase & Co.	2	160
Kemper Corp.	—	1
KeyCorp	1	5
Legg Mason Inc.	—	2
Leucadia National Corp.	—	4
Lincoln National Corp.	—	8
Loews Corp.	—	6
M&T Bank Corp.	—	12
Maiden Holdings Ltd.	—	—
MB Financial Inc.	—	1
Mercury General Corp.	—	1
MetLife Inc.	1	26
Morgan Stanley	1	33
NASDAQ Inc.	—	2
Navient Corp.	—	2
Navigators Group Inc.	—	1
NBT Bancorp Inc.	—	—
New York Community Bancorp Inc.	—	3
Northern Trust Corp.	—	3
Northwest Bancshares Inc.	—	—
OFG Bancorp	—	—
Old National Bancorp	—	1
Old Republic International Corp.	—	2
Opus Bank (a)	—	—
Oritani Financial Corp.	—	—
PacWest Bancorp	—	3
People's United Financial Inc.	—	3
PNC Financial Services Group Inc.	1	31
PRA Group Inc. (a)	—	1
Principal Financial Group Inc.	—	8
ProAssurance Corp.	—	1
Progressive Corp.	1	14

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Prosperity Bancshares Inc.	—	3
Provident Financial Services Inc.	—	—
Prudential Financial Inc.	—	22
Raymond James Financial Inc.	—	2
Regions Financial Corp.	1	9
Reinsurance Group of America Inc.	—	4
RenaissanceRe Holdings Ltd.	—	1
RLI Corp.	—	1
S&T Bancorp Inc.	—	1
Safety Insurance Group Inc.	—	1
SEI Investments Co.	—	2
Selective Insurance Group Inc.	—	1
Signature Bank (a)	—	1
Simmons First National Corp. - Class A	—	—
State Street Corp.	—	17
Stewart Information Services Corp.	—	—
Stifel Financial Corp.	—	2
SunTrust Banks Inc.	1	14
SVB Financial Group (a)	—	2
Synchrony Financial	1	11
Synovus Financial Corp.	—	1
T. Rowe Price Group Inc.	—	4
TCF Financial Corp.	—	1
Texas Capital Bancshares Inc. (a)	—	1
Third Point Reinsurance Ltd. (a)	—	1
Torchmark Corp.	—	4
Travelers Cos. Inc.	—	16
TrustCo Bank Corp.	—	—
Trustmark Corp.	—	1
U.S. Bancorp	1	18
UMB Financial Corp.	—	1
Umpqua Holdings Corp.	—	2
United Bankshares Inc.	—	1
United Fire Group Inc.	—	—
United Insurance Holdings Corp.	—	—
Unum Group	—	5
Valley National Bancorp	—	2
Virtus Investment Partners Inc.	—	—
Waddell & Reed Financial Inc. - Class A	—	1
Webster Financial Corp.	—	1
Wells Fargo & Co.	2	117
Westamerica Bancorp	—	—
Willis Towers Watson Plc	—	10
Wintrust Financial Corp.	—	2
WisdomTree Investments Inc.	—	—
World Acceptance Corp. (a)	—	—
WR Berkley Corp.	—	3
XL Group Ltd.	—	5
Zions Bancorp	—	4
		1,375
Health Care 11.8%
Abaxis Inc.	—	—
Abbott Laboratories	1	44
Acadia HealthCare Co. Inc. (a)	—	1
Aceto Corp.	—	—
Acorda Therapeutics Inc. (a)	—	1
Agilent Technologies Inc.	—	3
Allergan Plc	—	33
Allscripts-Misys Healthcare Solutions Inc. (a)	—	1
Almost Family Inc. (a)	—	—
Amedisys Inc. (a)	—	1
AmerisourceBergen Corp.	—	6
Amgen Inc.	—	29
Amphastar Pharmaceuticals Inc. (a)	—	—
Analogic Corp.	—	—
AngioDynamics Inc. (a)	—	—
Anika Therapeutics Inc. (a)	—	—
Anthem Inc.	—	24
Baxter International Inc.	1	15
Bio-Rad Laboratories Inc. - Class A (a)	—	1
Bristol-Myers Squibb Co.	1	22
Cambrex Corp. (a)	—	—
Cardinal Health Inc.	—	10
Catalent Inc. (a)	—	2
	Shares/Par†	Value
Centene Corp. (a)	—	8
Charles River Laboratories International Inc. (a)	—	1
Chemed Corp.	—	1
CIGNA Corp.	—	22
Community Health Systems Inc. (a)	—	—
Computer Programs & Systems Inc.	—	—
Conmed Corp.	—	1
Cooper Cos. Inc.	—	1
Corvel Corp. (a)	—	—
Danaher Corp.	—	12
DaVita Inc. (a)	—	4
DENTSPLY SIRONA Inc.	—	6
DepoMed Inc. (a)	—	—
Diplomat Pharmacy Inc. (a)	—	—
Eli Lilly & Co.	1	22
Emergent BioSolutions Inc. (a)	—	—
Endo International Plc (a)	—	1
Ensign Group Inc.	—	—
Envision Healthcare Corp. (a)	—	2
Express Scripts Holding Co. (a)	1	18
Globus Medical Inc. - Class A (a)	—	1
Haemonetics Corp. (a)	—	1
Halyard Health Inc. (a)	—	1
HCA Healthcare Inc. (a)	—	5
HealthEquity Inc. (a)	—	1
Henry Schein Inc. (a)	—	6
Hill-Rom Holdings Inc.	—	1
Hologic Inc. (a)	—	2
Illumina Inc. (a)	—	4
Impax Laboratories Inc. (a)	—	1
Inogen Inc. (a)	—	—
Integer Holdings Corp. (a)	—	1
Integra LifeSciences Holdings Corp. (a)	—	1
Invacare Corp.	—	—
Johnson & Johnson	1	65
Kindred Healthcare Inc.	—	—
Laboratory Corp. of America Holdings (a)	—	3
Lannett Co. Inc. (a)	—	—
LHC Group Inc. (a)	—	1
Lifepoint Health Inc. (a)	—	1
LivaNova Plc (a)	—	1
Magellan Health Services Inc. (a)	—	1
Mallinckrodt Plc (a)	—	2
McKesson Corp.	—	16
Medicines Co. (a)	—	1
MEDNAX Inc. (a)	—	1
Medtronic Plc	1	50
Merck & Co. Inc.	1	32
Meridian Bioscience Inc.	—	—
Molina Healthcare Inc. (a)	—	1
Mylan NV (a)	1	8
Myriad Genetics Inc. (a)	—	1
Natus Medical Inc. (a)	—	—
Nektar Therapeutics (a)	—	1
Orthofix International NV (a)	—	—
Owens & Minor Inc.	—	1
PAREXEL International Corp. (a)	—	1
Patterson Cos. Inc.	—	2
PerkinElmer Inc.	—	4
Perrigo Co. Plc	—	5
Pfizer Inc.	2	45
PharMerica Corp. (a)	—	—
Phibro Animal Health Corp. - Class A	—	—
Prestige Brands Holdings Inc. (a)	—	1
Providence Services Corp. (a)	—	—
Quality Systems Inc. (a)	—	—
Quest Diagnostics Inc.	—	2
Quorum Health Corp. (a)	—	—
ResMed Inc.	—	2
Select Medical Holdings Corp. (a)	—	1
Spectrum Pharmaceuticals Inc. (a)	—	1
Steris Plc	—	4
Teleflex Inc.	—	2
Tenet Healthcare Corp. (a)	—	1
Thermo Fisher Scientific Inc.	—	14

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Tivity Health Inc. (a)	—	—
United Therapeutics Corp. (a)	—	1
Universal Health Services Inc. - Class B	—	3
Vertex Pharmaceuticals Inc. (a)	—	8
Waters Corp. (a)	—	2
Zimmer Biomet Holdings Inc.	—	4
		606
Industrials 9.5%
3M Co.	—	19
AAR Corp.	—	1
ABM Industries Inc.	—	1
Actuant Corp. - Class A	—	—
AECOM (a)	—	3
Aegion Corp. (a)	—	—
Aerojet Rocketdyne Holdings Inc. (a)	—	—
Aerovironment Inc. (a)	—	—
AGCO Corp.	—	2
Alamo Group Inc.	—	—
Alaska Air Group Inc.	—	2
Albany International Corp. - Class A	—	—
Allegion Plc	—	1
American Airlines Group Inc.	—	10
American Woodmark Corp. (a)	—	—
AMETEK Inc.	—	7
Apogee Enterprises Inc.	—	—
Applied Industrial Technologies Inc.	—	—
ArcBest Corp.	—	—
Arconic Inc.	—	5
Atlas Air Worldwide Holdings Inc. (a)	—	1
AZZ Inc.	—	—
Barnes Group Inc.	—	1
Boeing Co.	—	22
Brady Corp. - Class A	—	—
Briggs & Stratton Corp.	—	1
Brink's Co.	—	2
C.H. Robinson Worldwide Inc.	—	3
Caterpillar Inc.	—	17
Chart Industries Inc. (a)	—	—
CIRCOR International Inc.	—	—
Clean Harbors Inc. (a)	—	1
Comfort Systems USA Inc.	—	1
CSX Corp.	—	9
Cubic Corp.	—	1
Deere & Co.	—	10
Delta Air Lines Inc.	1	15
Deluxe Corp.	—	1
Donaldson Co. Inc.	—	1
Dover Corp.	—	7
DXP Enterprises Inc. (a)	—	—
Dycom Industries Inc. (a)	—	1
Eaton Corp. Plc	—	16
Echo Global Logistics Inc. (a)	—	—
EMCOR Group Inc.	—	1
Emerson Electric Co.	—	11
Encore Wire Corp.	—	—
Engility Holdings Inc. (a)	—	—
EnPro Industries Inc.	—	—
Essendant Inc.	—	—
Esterline Technologies Corp. (a)	—	1
Expeditors International of Washington Inc.	—	2
Exponent Inc.	—	—
Federal Signal Corp.	—	1
Flowserve Corp.	—	3
Fluor Corp.	—	3
Fortune Brands Home & Security Inc.	—	1
Forward Air Corp.	—	—
Franklin Electric Co. Inc.	—	—
FTI Consulting Inc. (a)	—	1
GATX Corp.	—	1
General Cable Corp.	—	—
General Electric Co.	2	53
Genesee & Wyoming Inc. - Class A (a)	—	1
Greenbrier Cos. Inc.	—	1
Harsco Corp. (a)	—	—
	Shares/Par†	Value
Healthcare Services Group Inc.	—	1
Heartland Express Inc.	—	—
Heidrick & Struggles International Inc.	—	—
Herman Miller Inc.	—	1
Hillenbrand Inc.	—	1
HNI Corp.	—	—
Honeywell International Inc.	—	21
HUB Group Inc. - Class A (a)	—	1
Hubbell Inc.	—	1
IHS Markit Ltd. (a)	—	5
Interface Inc.	—	1
ITT Inc.	—	2
Jacobs Engineering Group Inc.	—	3
JetBlue Airways Corp. (a)	—	3
Johnson Controls International Plc	1	18
Kaman Corp.	—	1
Kansas City Southern	—	5
KBR Inc.	—	1
Kelly Services Inc. - Class A	—	—
Kennametal Inc.	—	1
Kirby Corp. (a)	—	2
KLX Inc. (a)	—	1
Korn/Ferry International	—	1
L3 Technologies Inc.	—	4
Lindsay Corp.	—	—
LSC Communications Inc.	—	—
Manpower Inc.	—	4
Marten Transport Ltd.	—	—
Masco Corp.	—	2
Matson Inc.	—	1
Matthews International Corp. - Class A	—	—
Mobile Mini Inc.	—	—
Moog Inc. - Class A (a)	—	1
Mueller Industries Inc.	—	1
Multi-Color Corp.	—	—
National Presto Industries Inc.	—	—
Nielsen Holdings Plc	—	3
Norfolk Southern Corp.	—	18
NOW Inc. (a)	—	1
On Assignment Inc. (a)	—	1
Orbital ATK Inc.	—	4
Oshkosh Corp.	—	1
PACCAR Inc.	—	6
Parker Hannifin Corp.	—	4
Pentair Plc	—	5
Pitney Bowes Inc.	—	1
Powell Industries Inc.	—	—
Raven Industries Inc.	—	—
Raytheon Co.	—	8
Regal-Beloit Corp.	—	2
Resources Connection Inc.	—	—
Roadrunner Transportation Systems Inc. (a)	—	—
Robert Half International Inc.	—	3
Rockwell Collins Inc.	—	4
Roper Industries Inc.	—	6
RR Donnelley & Sons Co.	—	—
Ryder System Inc.	—	2
Saia Inc. (a)	—	—
SkyWest Inc.	—	1
Snap-On Inc.	—	2
SPX Corp. (a)	—	1
SPX Flow Technology USA Inc. (a)	—	1
Standex International Corp.	—	1
Stanley Black & Decker Inc.	—	6
Stericycle Inc. (a)	—	3
Team Inc. (a)	—	—
Teledyne Technologies Inc. (a)	—	1
Tennant Co.	—	—
Terex Corp.	—	2
Textron Inc.	—	7
Timken Co.	—	2
Titan International Inc.	—	—
Trinity Industries Inc.	—	2
Triumph Group Inc.	—	1
TrueBlue Inc. (a)	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
UniFirst Corp.	—	—
Union Pacific Corp.	—	14
United Technologies Corp.	1	41
Universal Forest Products Inc.	—	1
Valmont Industries Inc.	—	1
Veritiv Corp. (a)	—	—
Wabash National Corp.	—	1
Wabtec Corp.	—	1
Watsco Inc.	—	1
Watts Water Technologies Inc. - Class A	—	—
Werner Enterprises Inc.	—	1
		484
Information Technology 7.4%
3D Systems Corp. (a)	—	—
ACI Worldwide Inc. (a)	—	1
Acxiom Corp. (a)	—	1
ADTRAN Inc.	—	—
Agilysys Inc. (a)	—	—
Alliance Data Systems Corp.	—	2
Anixter International Inc. (a)	—	2
Ansys Inc. (a)	—	2
Applied Optoelectronics Inc. (a)	—	—
ARRIS International Plc (a)	—	1
Arrow Electronics Inc. (a)	—	3
Autodesk Inc. (a)	—	4
Avnet Inc.	—	3
Barracuda Networks Inc. (a)	—	—
Bel Fuse Inc. - Class B	—	—
Belden Inc.	—	1
Benchmark Electronics Inc. (a)	—	1
Black Box Corp.	—	—
Blucora Inc. (a)	—	1
Bottomline Technologies Inc. (a)	—	—
Brocade Communications Systems Inc.	—	1
Brooks Automation Inc.	—	1
CA Inc.	—	5
CACI International Inc. - Class A (a)	—	2
Cadence Design Systems Inc. (a)	—	2
CalAmp Corp. (a)	—	—
Cars.com Inc. (a)	—	1
Ciena Corp. (a)	—	1
Cisco Systems Inc.	3	80
Cognizant Technology Solutions Corp. - Class A	—	6
Cohu Inc.	—	—
Comtech Telecommunications Corp.	—	—
Control4 Corp. (a)	—	—
Convergys Corp.	—	1
Cray Inc. (a)	—	—
Cree Inc. (a)	—	1
CSG Systems International Inc.	—	—
CSRA Inc.	—	1
Cypress Semiconductor Corp.	—	1
Daktronics Inc.	—	—
DHI Group Inc. (a)	—	—
Diebold Nixdorf Inc.	—	1
Digi International Inc. (a)	—	—
Diodes Inc. (a)	—	1
DSP Group Inc. (a)	—	—
DST Systems Inc.	—	2
DXC Technology Co.	—	5
eBay Inc. (a)	1	11
Electro Scientific Industries Inc. (a)	—	—
Electronics for Imaging Inc. (a)	—	1
ePlus Inc. (a)	—	—
ExlService Holdings Inc. (a)	—	—
FARO Technologies Inc. (a)	—	—
First Solar Inc. (a)	—	2
FLIR Systems Inc.	—	1
Harmonic Inc. (a)	—	—
Hewlett Packard Enterprise Co.	1	12
HP Inc.	1	16
Insight Enterprises Inc. (a)	—	1
Intel Corp.	1	44
International Business Machines Corp.	—	26
	Shares/Par†	Value
Jabil Inc.	—	2
Juniper Networks Inc.	—	2
Keysight Technologies Inc. (a)	—	2
Knowles Corp. (a)	—	1
Kopin Corp. (a)	—	—
Kulicke & Soffa Industries Inc. (a)	—	—
Leidos Holdings Inc.	—	4
Liquidity Services Inc. (a)	—	—
LivePerson Inc. (a)	—	—
Manhattan Associates Inc. (a)	—	—
Mantech International Corp. - Class A	—	1
Methode Electronics Inc.	—	—
Micron Technology Inc. (a)	1	21
MicroStrategy Inc. - Class A (a)	—	—
Monotype Imaging Holdings Inc.	—	—
MTS Systems Corp.	—	—
National Instruments Corp.	—	1
NetApp Inc.	—	2
NetGear Inc. (a)	—	—
NetScout Systems Inc. (a)	—	1
Oracle Corp.	1	29
OSI Systems Inc. (a)	—	1
Park Electrochemical Corp.	—	—
Perficient Inc. (a)	—	—
Plantronics Inc.	—	—
Plexus Corp. (a)	—	1
PTC Inc. (a)	—	1
Qorvo Inc. (a)	—	5
QuinStreet Inc. (a)	—	—
Rogers Corp. (a)	—	—
Sabre Corp.	—	1
Sanmina Corp. (a)	—	1
ScanSource Inc. (a)	—	1
Seagate Technology	—	4
Semtech Corp. (a)	—	—
SolarEdge Technologies Inc. (a)	—	—
Super Micro Computer Inc. (a)	—	—
Sykes Enterprises Inc. (a)	—	1
Symantec Corp.	—	5
Synaptics Inc. (a)	—	1
SYNNEX Corp.	—	2
TE Connectivity Ltd.	—	7
Tech Data Corp. (a)	—	1
TeleTech Holdings Inc.	—	—
Teradata Corp. (a)	—	2
Teradyne Inc.	—	2
Trimble Inc. (a)	—	2
VASCO Data Security International Inc. (a)	—	—
Veeco Instruments Inc. (a)	—	—
VeriFone Systems Inc. (a)	—	1
Versum Materials Inc.	—	1
ViaSat Inc. (a)	—	1
Viavi Solutions Inc. (a)	—	1
Virtusa Corp. (a)	—	1
Vishay Intertechnology Inc.	—	1
Western Digital Corp.	—	12
Western Union Co.	—	2
Xerox Corp.	—	3
Xilinx Inc.	—	3
XO Group Inc. (a)	—	—
		378
Materials 4.4%
A. Schulman Inc.	—	—
AdvanSix Inc. (a)	—	1
Air Products & Chemicals Inc.	—	7
AK Steel Holding Corp. (a)	—	—
Allegheny Technologies Inc. (a)	—	1
American Vanguard Corp.	—	—
AptarGroup Inc.	—	1
Ashland Global Holdings Inc.	—	2
Avery Dennison Corp.	—	2
Ball Corp.	—	7
Bemis Co. Inc.	—	2
Boise Cascade Co. (a)	—	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Cabot Corp.	—	2
Calgon Carbon Corp.	—	1
Carpenter Technology Corp.	—	1
Century Aluminum Co. (a)	—	—
CF Industries Holdings Inc.	—	4
Chemours Co.	—	2
Clearwater Paper Corp. (a)	—	—
Commercial Metals Co.	—	1
Compass Minerals International Inc.	—	1
Deltic Timber Corp.	—	—
Domtar Corp.	—	1
DowDuPont Inc.	1	77
Eastman Chemical Co.	—	6
Ecolab Inc.	—	7
Flotek Industries Inc. (a)	—	—
FMC Corp.	—	2
Freeport-McMoRan Inc. - Class B (a)	1	3
FutureFuel Corp.	—	—
Greif Inc. - Class A	—	1
Hawkins Inc.	—	—
Haynes International Inc.	—	—
HB Fuller Co.	—	1
Innophos Holdings Inc.	—	—
Innospec Inc.	—	—
International Flavors & Fragrances Inc.	—	2
International Paper Co.	—	11
Kaiser Aluminum Corp.	—	1
KapStone Paper and Packaging Corp.	—	1
Koppers Holdings Inc. (a)	—	—
Louisiana-Pacific Corp. (a)	—	2
LSB Industries Inc. (a)	—	—
LyondellBasell Industries NV - Class A	—	15
Materion Corp.	—	—
Monsanto Co.	—	8
Mosaic Co.	—	4
Myers Industries Inc.	—	—
Neenah Paper Inc.	—	—
NewMarket Corp.	—	1
Nucor Corp.	—	3
Olin Corp.	—	3
Olympic Steel Inc.	—	—
Owens-Illinois Inc. (a)	—	2
P.H. Glatfelter Co.	—	—
PolyOne Corp.	—	2
PPG Industries Inc.	—	6
Praxair Inc.	—	8
Rayonier Advanced Materials Inc.	—	—
Reliance Steel & Aluminum Co.	—	3
RPM International Inc.	—	1
Schweitzer-Mauduit International Inc.	—	1
Sealed Air Corp.	—	2
Sensient Technologies Corp.	—	1
Sherwin-Williams Co.	—	4
Silgan Holdings Inc.	—	1
Sonoco Products Co.	—	1
Steel Dynamics Inc.	—	1
Stepan Co.	—	—
SunCoke Energy Inc. (a)	—	—
TimkenSteel Corp. (a)	—	—
Tredegar Corp.	—	—
United States Steel Corp.	—	1
US Concrete Inc. (a)	—	—
Valvoline Inc.	—	1
WestRock Co.	—	7
		227
Real Estate 2.5%
Acadia Realty Trust	—	1
Alexander & Baldwin Inc.	—	1
American Campus Communities Inc.	—	1
Apollo Commercial Real Estate Finance Inc.	—	1
Armada Hoffler Properties Inc.	—	—
ARMOUR Residential REIT Inc.	—	1
Boston Properties Inc.	—	3
Camden Property Trust	—	2
	Shares/Par†	Value
Capstead Mortgage Corp.	—	—
CBL & Associates Properties Inc.	—	1
CBRE Group Inc. - Class A (a)	—	3
Cedar Realty Trust Inc.	—	—
Chatham Lodging Trust	—	—
Chesapeake Lodging Trust	—	1
CoreCivic Inc.	—	2
Corporate Office Properties Trust	—	1
Cousins Properties Inc.	—	2
Crown Castle International Corp.	—	7
CyrusOne Inc.	—	1
DiamondRock Hospitality Co.	—	1
EPR Properties	—	1
Equity Residential Properties Inc.	—	4
Essex Property Trust Inc.	—	4
Federal Realty Investment Trust	—	2
Forestar Group Inc. (a) (c)	—	—
Franklin Street Properties Corp.	—	—
Geo Group Inc.	—	1
Government Properties Income Trust	—	1
HCP Inc.	—	6
Healthcare Realty Trust Inc.	—	1
Hersha Hospitality Trust	—	—
HFF Inc. - Class A	—	—
Highwoods Properties Inc.	—	1
Hospitality Properties Trust	—	2
Independence Realty Trust Inc.	—	—
Iron Mountain Inc.	—	2
JBG Smith Properties (a)	—	1
Jones Lang LaSalle Inc.	—	3
Kite Realty Group Trust	—	1
LaSalle Hotel Properties	—	2
Life Storage Inc.	—	2
LTC Properties Inc.	—	—
Macerich Co.	—	3
Mack-Cali Realty Corp.	—	—
Medical Properties Trust Inc.	—	2
Mid-America Apartment Communities Inc.	—	2
National Retail Properties Inc.	—	1
Omega Healthcare Investors Inc.	—	3
Parkway Inc.	—	—
Pennsylvania REIT	—	—
Potlatch Corp.	—	—
PS Business Parks Inc.	—	—
Public Storage	—	6
Quality Care Properties Inc. (a)	—	1
Ramco-Gershenson Properties Trust	—	—
Rayonier Inc.	—	1
RE/MAX Holdings Inc. - Class A	—	1
Realty Income Corp.	—	3
Regency Centers Corp.	—	2
Retail Opportunity Investments Corp.	—	—
Sabra Healthcare REIT Inc.	—	1
Saul Centers Inc.	—	—
SBA Communications Corp. (a)	—	2
Senior Housing Properties Trust	—	2
Simon Property Group Inc.	—	8
SL Green Realty Corp.	—	5
Tanger Factory Outlet Centers Inc.	—	—
Taubman Centers Inc.	—	1
Universal Health Realty Income Trust	—	—
Urban Edge Properties	—	—
Ventas Inc.	—	5
Vornado Realty Trust	—	3
Washington Prime Group Inc.	—	1
Weyerhaeuser Co.	1	12
Whitestone REIT	—	—
		128
Telecommunication Services 3.3%
AT&T Inc.	3	115
ATN International Inc.	—	—
CenturyLink Inc.	1	5
Cincinnati Bell Inc. (a)	—	—
Consolidated Communications Holdings Inc.	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Frontier Communications Corp.	—	—
General Communication Inc. - Class A (a)	—	1
Iridium Communications Inc. (a)	—	—
Level 3 Communications Inc. (a)	—	3
Lumos Networks Corp. (a)	—	—
Spok Holdings Inc.	—	—
Telephone & Data Systems Inc.	—	1
Verizon Communications Inc.	1	45
Vonage Holdings Corp. (a)	—	1
		171
Utilities 6.2%
AES Corp.	1	3
Allete Inc.	—	2
Alliant Energy Corp.	—	2
Ameren Corp.	—	7
American Electric Power Co. Inc.	1	17
American States Water Co.	—	—
Aqua America Inc.	—	1
Atmos Energy Corp.	—	4
Avista Corp.	—	2
Black Hills Corp.	—	1
CenterPoint Energy Inc.	—	2
CMS Energy Corp.	—	6
Consolidated Edison Inc.	—	12
Dominion Energy Inc.	—	13
DTE Energy Co.	—	9
Duke Energy Corp.	1	28
Edison International	—	12
El Paso Electric Co.	—	1
Entergy Corp.	—	6
Eversource Energy	—	9
Exelon Corp.	1	17
FirstEnergy Corp.	—	6
Great Plains Energy Inc.	—	3
Hawaiian Electric Industries Inc.	—	2
IDACORP Inc.	—	2
National Fuel Gas Co.	—	1
New Jersey Resources Corp.	—	2
NextEra Energy Inc.	—	17
NiSource Inc.	—	4
	Shares/Par†	Value
Northwest Natural Gas Co.	—	1
NorthWestern Corp.	—	1
NRG Energy Inc.	—	4
OGE Energy Corp.	—	3
ONE Gas Inc.	—	2
PG&E Corp.	1	17
Pinnacle West Capital Corp.	—	4
PNM Resources Inc.	—	2
PPL Corp.	1	12
Public Service Enterprise Group Inc.	1	11
SCANA Corp.	—	3
Sempra Energy	—	14
Southern Co.	1	23
Spire Inc.	—	2
UGI Corp.	—	4
Vectren Corp.	—	3
WEC Energy Group Inc.	—	4
Westar Energy Inc.	—	1
WGL Holdings Inc.	—	1
Xcel Energy Inc.	1	12
		315
Total Common Stocks (cost $5,073)		5,121
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.89% (b) (d)	26	26
Total Short Term Investments (cost $26)		26
Total Investments 100.5% (cost $5,099)		5,147
Other Assets and Liabilities, Net (0.5)%		(24)
Total Net Assets 100.0%		$5,123

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	—	26	—	—	—	—	26	0.5
	—	26	—	—	—	—	26	0.5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Small Cap Index Fund
COMMON STOCKS 99.2%
Consumer Discretionary 15.2%
Abercrombie & Fitch Co. - Class A	199	$2,870
American Axle & Manufacturing Holdings Inc. (a)	244	4,293
American Public Education Inc. (a)	49	1,024
Asbury Automotive Group Inc. (a)	54	3,312
Ascena Retail Group Inc. (a) (b)	493	1,207
Barnes & Noble Education Inc. (a)	115	747
Barnes & Noble Inc.	168	1,276
Belmond Ltd. - Class A (a)	245	3,348
Big 5 Sporting Goods Corp. (b)	59	448
Biglari Holdings Inc. (a)	3	1,014
BJ's Restaurants Inc. (a)	55	1,663
Bob Evans Farms Inc.	58	4,520
Boyd Gaming Corp.	241	6,281
Buckle Inc. (b)	87	1,459
Caleres Inc.	126	3,838
Callaway Golf Co.	276	3,984
Capella Education Co.	34	2,391
Career Education Corp. (a)	198	2,055
Cato Corp. - Class A	72	955
Cavco Industries Inc. (a)	25	3,658
Chico's FAS Inc.	375	3,357
Childrens Place Retail Stores Inc. (b)	52	6,102
Chuy's Holdings Inc. (a)	51	1,069
Cooper-Standard Holding Inc. (a)	47	5,418
Core-Mark Holding Co. Inc.	136	4,356
Crocs Inc. (a)	209	2,030
Dave & Buster's Entertainment Inc. (a)	123	6,466
DineEquity Inc.	54	2,303
Dorman Products Inc. (a)	89	6,360
DSW Inc. - Class A	212	4,564
El Pollo Loco Holdings Inc. (a)	64	777
Ethan Allen Interiors Inc.	74	2,388
EW Scripps Co. - Class A (a)	162	3,099
Express Inc. (a)	237	1,600
Fiesta Restaurant Group Inc. (a) (b)	79	1,497
Finish Line Inc. - Class A	117	1,403
Five Below Inc. (a)	162	8,875
Fossil Group Inc. (a) (b)	127	1,187
Fox Factory Holding Corp. (a)	110	4,721
Francesca's Holdings Corp. (a) (b)	110	808
Fred's Inc. - Class A (b)	103	665
FTD Cos. Inc. (a)	52	674
Gannett Co. Inc.	332	2,990
Genesco Inc. (a)	60	1,591
Gentherm Inc. (a)	108	4,003
G-III Apparel Group Ltd. (a)	121	3,510
Group 1 Automotive Inc.	57	4,155
Guess Inc.	175	2,983
Haverty Furniture Cos. Inc.	57	1,478
Hibbett Sports Inc. (a) (b)	65	925
Iconix Brand Group Inc. (a)	165	942
Installed Building Products Inc. (a)	62	3,986
iRobot Corp. (a)	81	6,245
J.C. Penney Co. Inc. (a) (b)	909	3,463
Kirkland's Inc. (a)	48	550
La-Z-Boy Inc.	141	3,795
LCI Industries	73	8,460
LGI Homes Inc. (a) (b)	50	2,452
Lithia Motors Inc. - Class A	70	8,467
Lumber Liquidators Holdings Inc. (a) (b)	83	3,238
M/I Homes Inc. (a)	73	1,957
Marcus Corp.	56	1,551
MarineMax Inc. (a)	71	1,168
Marriott Vacations Worldwide Corp.	70	8,777
MDC Holdings Inc.	121	4,032
Meritage Homes Corp. (a)	111	4,925
Monarch Casino & Resort Inc. (a)	35	1,371
Monro Inc.	96	5,369
Motorcar Parts of America Inc. (a)	54	1,599
Movado Group Inc.	45	1,262
Nautilus Inc. (a)	90	1,515
	Shares/Par†	Value
New Media Investment Group Inc.	155	2,299
NutriSystem Inc.	88	4,913
Ollie's Bargain Outlet Holdings Inc. (a)	144	6,676
Oxford Industries Inc.	49	3,122
Penn National Gaming Inc. (a) (b)	246	5,755
Perry Ellis International Inc. (a)	38	890
PetMed Express Inc. (b)	60	1,994
Red Robin Gourmet Burgers Inc. (a)	38	2,529
Regis Corp. (a)	106	1,507
Rent-A-Center Inc. (b)	155	1,784
RH (a) (b)	55	3,867
Ruby Tuesday Inc. (a)	202	431
Ruth's Hospitality Group Inc.	86	1,795
Scholastic Corp.	81	3,021
Scientific Games Corp. - Class A (a)	155	7,085
Select Comfort Corp. (a)	120	3,729
Shake Shack Inc. - Class A (a) (b)	53	1,762
Shoe Carnival Inc.	37	820
Shutterfly Inc. (a)	98	4,734
Sonic Automotive Inc. - Class A	73	1,493
Sonic Corp.	122	3,110
Standard Motor Products Inc.	62	2,981
Steven Madden Ltd. (a)	156	6,752
Strayer Education Inc.	31	2,705
Sturm Ruger & Co. Inc. (b)	52	2,670
Superior Industries International Inc.	71	1,185
Tailored Brands Inc. (b)	143	2,066
Tile Shop Holdings Inc.	105	1,333
Time Inc.	291	3,932
TopBuild Corp. (a)	104	6,783
Unifi Inc. (a)	51	1,834
Universal Electronics Inc. (a)	42	2,681
Vera Bradley Inc. (a)	59	520
Vista Outdoor Inc. (a)	167	3,829
Vitamin Shoppe Inc. (a)	71	378
William Lyon Homes - Class A (a)	72	1,655
Wingstop Inc.	85	2,816
Winnebago Industries Inc.	84	3,762
Wolverine World Wide Inc.	283	8,167
World Wrestling Entertainment Inc. - Class A	118	2,782
Zumiez Inc. (a)	53	951
		339,919
Consumer Staples 2.6%
Andersons Inc.	77	2,639
B&G Foods Inc. (b)	195	6,201
Calavo Growers Inc. (b)	46	3,377
Cal-Maine Foods Inc. (a) (b)	87	3,578
Central Garden & Pet Co. (a)	31	1,186
Central Garden & Pet Co. - Class A (a)	102	3,799
Coca-Cola Bottling Co.	14	2,927
Darling Ingredients Inc. (a)	483	8,455
Inter Parfums Inc.	50	2,063
J&J Snack Foods Corp. (b)	44	5,763
John B. Sanfilippo & Son Inc.	25	1,707
Medifast Inc.	31	1,817
Seneca Foods Corp. - Class A (a)	21	715
SpartanNash Co.	109	2,872
Supervalu Inc. (a)	112	2,436
Universal Corp.	74	4,246
WD-40 Co. (b)	41	4,590
		58,371
Energy 3.1%
Archrock Inc.	207	2,602
Atwood Oceanics Inc. (a) (b)	238	2,232
Bill Barrett Corp. (a)	221	949
Bristow Group Inc. (b)	93	872
CARBO Ceramics Inc. (a) (b)	71	615
Carrizo Oil & Gas Inc. (a)	226	3,875
Cloud Peak Energy Inc. (a)	217	795
Contango Oil & Gas Co. (a)	72	363
Denbury Resources Inc. (a)	1,215	1,628
Era Group Inc. (a)	62	694
Exterran Corp. (a)	93	2,943
Geospace Technologies Corp. (a)	39	692

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Green Plains Renewable Energy Inc.	114	2,294
Gulf Island Fabrication Inc. (b)	44	561
Helix Energy Solutions Group Inc. (a)	406	2,999
Matrix Service Co. (a)	79	1,202
McDermott International Inc. (a)	831	6,045
Newpark Resources Inc. (a)	250	2,500
Noble Corp. Plc (a)	715	3,290
PDC Energy Inc. (a)	193	9,464
Pioneer Energy Services Corp. (a) (b)	252	644
REX Stores Corp. (a)	17	1,614
SEACOR Holdings Inc. (a)	49	2,238
SRC Energy Inc. (a)	588	5,686
Tesco Corp. (a)	135	736
Tetra Technologies Inc. (a)	336	960
Unit Corp. (a)	155	3,181
US Silica Holdings Inc.	238	7,391
		69,065
Financials 16.2%
American Equity Investment Life Holding Co.	260	7,574
Ameris Bancorp	109	5,217
Amerisafe Inc.	56	3,275
Astoria Financial Corp.	271	5,827
Banc of California Inc. (b)	124	2,575
Bank Mutual Corp.	127	1,291
Banner Corp.	97	5,956
BofI Holding Inc. (a) (b)	164	4,663
Boston Private Financial Holdings Inc.	246	4,071
Brookline Bancorp Inc.	224	3,472
Central Pacific Financial Corp.	89	2,862
City Holdings Co.	46	3,283
Columbia Banking System Inc.	171	7,200
Community Bank System Inc.	148	8,181
Customers Bancorp Inc. (a)	84	2,744
CVB Financial Corp.	300	7,252
Dime Community Bancshares Inc.	90	1,925
Donnelley Financial Solutions Inc. (a)	98	2,120
eHealth Inc. (a) (b)	50	1,193
Employer Holdings Inc.	95	4,310
Encore Capital Group Inc. (a) (b)	69	3,066
Enova International Inc. (a)	100	1,346
Evercore Inc. - Class A	115	9,229
Ezcorp Inc. - Class A (a)	156	1,486
Fidelity Southern Corp.	64	1,522
Financial Engines Inc.	185	6,426
First Bancorp Inc. (a)	530	2,715
First Commonwealth Financial Corp.	285	4,029
First Financial Bancorp	182	4,757
First Financial Bankshares Inc. (b)	194	8,762
First Midwest Bancorp Inc.	301	7,047
FirstCash Inc.	140	8,829
Glacier Bancorp Inc.	229	8,629
Great Western Bancorp Inc.	172	7,096
Green Dot Corp. - Class A (a)	133	6,594
Greenhill & Co. Inc. (b)	80	1,330
Hanmi Financial Corp.	95	2,931
HCI Group Inc. (b)	26	977
HomeStreet Inc. (a)	78	2,118
Hope Bancorp Inc.	377	6,669
Horace Mann Educators Corp.	119	4,684
Independent Bank Corp.	80	5,997
Infinity Property & Casualty Corp.	32	3,039
Interactive Brokers Group Inc.	209	9,431
INTL FCStone Inc. (a)	45	1,735
Investment Technology Group Inc.	100	2,222
LegacyTexas Financial Group Inc.	124	4,936
LendingTree Inc. (a) (b)	22	5,410
Maiden Holdings Ltd.	207	1,645
Meta Financial Group Inc.	25	1,995
National Bank Holdings Corp. - Class A	78	2,786
Navigators Group Inc.	66	3,826
NBT Bancorp Inc.	127	4,676
Northfield Bancorp Inc.	135	2,351
Northwest Bancshares Inc.	300	5,181
OFG Bancorp	128	1,169
	Shares/Par†	Value
Old National Bancorp	397	7,263
Opus Bank (a)	55	1,331
Oritani Financial Corp.	114	1,916
Piper Jaffray Cos.	41	2,462
PRA Group Inc. (a)	132	3,785
ProAssurance Corp.	156	8,549
Provident Financial Services Inc.	177	4,720
RLI Corp.	114	6,511
S&T Bancorp Inc.	102	4,051
Safety Insurance Group Inc.	44	3,395
Selective Insurance Group Inc.	171	9,209
ServisFirst Bancshares Inc.	132	5,116
Simmons First National Corp. - Class A	94	5,460
Southside Bancshares Inc.	81	2,931
Sterling Bancorp	397	9,794
Stewart Information Services Corp.	69	2,619
Third Point Reinsurance Ltd. (a)	186	2,895
Tompkins Financial Corp.	36	3,111
TrustCo Bank Corp.	281	2,498
United Community Banks Inc.	214	6,101
United Fire Group Inc.	62	2,848
United Insurance Holdings Corp. (b)	62	1,012
Universal Insurance Holdings Inc.	95	2,174
Virtus Investment Partners Inc.	21	2,446
Waddell & Reed Financial Inc. - Class A (b)	245	4,910
Walker & Dunlop Inc. (a)	83	4,353
Westamerica Bancorp (b)	77	4,583
WisdomTree Investments Inc. (b)	336	3,423
World Acceptance Corp. (a)	18	1,506
		362,604
Health Care 12.8%
Abaxis Inc.	66	2,961
Aceto Corp.	87	981
Acorda Therapeutics Inc. (a)	136	3,226
Almost Family Inc. (a) (b)	38	2,031
AMAG Pharmaceuticals Inc. (a)	103	1,899
Amedisys Inc. (a)	83	4,658
AMN Healthcare Services Inc. (a)	140	6,416
Amphastar Pharmaceuticals Inc. (a)	104	1,853
Analogic Corp.	36	3,053
AngioDynamics Inc. (a)	112	1,906
ANI Pharmaceuticals Inc. (a)	27	1,426
Anika Therapeutics Inc. (a)	43	2,483
BioTelemetry Inc. (a)	90	2,965
Cambrex Corp. (a)	96	5,270
Cantel Medical Corp.	104	9,785
Chemed Corp.	47	9,467
Community Health Systems Inc. (a) (b)	335	2,574
Computer Programs & Systems Inc. (b)	34	992
Conmed Corp.	73	3,814
Corvel Corp. (a)	30	1,607
Cross Country Healthcare Inc. (a)	110	1,570
CryoLife Inc. (a)	101	2,287
Cytokinetics Inc. (a)	147	2,135
DepoMed Inc. (a)	198	1,145
Diplomat Pharmacy Inc. (a)	140	2,894
Eagle Pharmaceuticals Inc. (a) (b)	26	1,547
Emergent BioSolutions Inc. (a)	102	4,145
Enanta Pharmaceuticals Inc. (a)	42	1,981
Ensign Group Inc.	140	3,157
Haemonetics Corp. (a)	154	6,913
HealthEquity Inc. (a)	149	7,553
HealthStream Inc. (a)	78	1,818
Heska Corp. (a)	20	1,729
HMS Holdings Corp. (a)	246	4,885
ICU Medical Inc. (a)	44	8,158
Impax Laboratories Inc. (a)	218	4,416
Innoviva Inc. (a) (b)	217	3,069
Inogen Inc. (a)	50	4,731
Integer Holdings Corp. (a)	82	4,207
Integra LifeSciences Holdings Corp. (a)	185	9,354
Invacare Corp.	97	1,525
Kindred Healthcare Inc.	263	1,787
Landauer Inc. (b)	29	1,963

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Lannett Co. Inc. (a) (b)	87	1,603
Lantheus Holdings Inc. (a)	86	1,526
LeMaitre Vascular Inc.	46	1,704
LHC Group Inc. (a)	48	3,373
Ligand Pharmaceuticals Inc. (a) (b)	61	8,344
Luminex Corp.	123	2,498
Magellan Health Services Inc. (a)	69	5,984
Medicines Co. (a)	187	6,934
Meridian Bioscience Inc.	123	1,759
Merit Medical Systems Inc. (a)	147	6,216
MiMedx Group Inc. (a) (b)	303	3,596
Momenta Pharmaceuticals Inc. (a)	223	4,125
Myriad Genetics Inc. (a)	200	7,252
Natus Medical Inc. (a)	97	3,635
Nektar Therapeutics (a)	458	10,994
Neogen Corp. (a)	112	8,669
Omnicell Inc. (a)	110	5,598
OraSure Technologies Inc. (a)	174	3,913
Orthofix International NV (a)	53	2,508
PharMerica Corp. (a)	91	2,664
Phibro Animal Health Corp. - Class A	57	2,124
Progenics Pharmaceuticals Inc. (a) (b)	205	1,506
Providence Services Corp. (a)	33	1,788
Quality Systems Inc. (a)	137	2,153
Quorum Health Corp. (a)	98	508
Repligen Corp. (a)	109	4,190
Sciclone Pharmaceuticals Inc. (a)	157	1,755
Select Medical Holdings Corp. (a)	311	5,979
Spectrum Pharmaceuticals Inc. (a)	226	3,175
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	73	859
Supernus Pharmaceuticals Inc. (a)	148	5,938
SurModics Inc. (a)	40	1,234
Tivity Health Inc. (a)	99	4,043
US Physical Therapy Inc.	37	2,257
Varex Imaging Corp. (a)	110	3,715
		286,455
Industrials 18.6%
AAON Inc.	118	4,085
AAR Corp.	94	3,558
ABM Industries Inc.	162	6,778
Actuant Corp. - Class A	175	4,473
Aegion Corp. (a)	96	2,243
Aerojet Rocketdyne Holdings Inc. (a)	220	7,701
Aerovironment Inc. (a)	62	3,357
Alamo Group Inc.	28	2,992
Albany International Corp. - Class A	85	4,855
Allegiant Travel Co.	37	4,832
American Woodmark Corp. (a)	42	4,026
Apogee Enterprises Inc.	84	4,073
Applied Industrial Technologies Inc.	114	7,525
ArcBest Corp.	75	2,510
Astec Industries Inc.	56	3,135
Atlas Air Worldwide Holdings Inc. (a)	74	4,866
Axon Enterprise Inc. (a) (b)	155	3,503
AZZ Inc.	76	3,703
Barnes Group Inc.	145	10,224
Brady Corp. - Class A	140	5,306
Briggs & Stratton Corp.	125	2,936
Chart Industries Inc. (a)	90	3,528
CIRCOR International Inc.	48	2,623
Comfort Systems USA Inc.	109	3,894
Cubic Corp.	73	3,722
DXP Enterprises Inc. (a)	47	1,472
Echo Global Logistics Inc. (a)	78	1,472
Encore Wire Corp.	61	2,715
Engility Holdings Inc. (a)	51	1,784
EnPro Industries Inc.	62	5,026
ESCO Technologies Inc.	76	4,531
Essendant Inc.	109	1,438
Exponent Inc.	76	5,581
Federal Signal Corp.	175	3,731
Forward Air Corp.	89	5,075
Franklin Electric Co. Inc.	113	5,066
FTI Consulting Inc. (a)	116	4,105
	Shares/Par†	Value
General Cable Corp.	145	2,741
Gibraltar Industries Inc. (a)	92	2,876
Greenbrier Cos. Inc.	83	4,014
Griffon Corp.	88	1,958
Harsco Corp. (a)	235	4,919
Hawaiian Holdings Inc. (a)	157	5,889
Healthcare Services Group Inc.	214	11,576
Heartland Express Inc.	146	3,666
Heidrick & Struggles International Inc.	56	1,186
Hillenbrand Inc.	185	7,172
HUB Group Inc. - Class A (a)	98	4,206
Insperity Inc.	54	4,778
Insteel Industries Inc.	55	1,449
Interface Inc.	180	3,944
John Bean Technologies Corp.	93	9,367
Kaman Corp.	82	4,554
Kelly Services Inc. - Class A	89	2,221
Korn/Ferry International	169	6,676
Lindsay Corp.	31	2,855
LSC Communications Inc.	104	1,713
Lydall Inc. (a)	50	2,886
Marten Transport Ltd.	113	2,320
Matson Inc.	126	3,554
Matthews International Corp. - Class A	94	5,867
Mercury Systems Inc. (a)	141	7,310
Mobile Mini Inc.	129	4,454
Moog Inc. - Class A (a)	95	7,894
Mueller Industries Inc.	169	5,897
Multi-Color Corp.	40	3,308
MYR Group Inc. (a)	48	1,398
National Presto Industries Inc. (b)	15	1,555
Navigant Consulting Inc. (a)	136	2,308
On Assignment Inc. (a)	145	7,805
Orion Group Holdings Inc. (a)	94	614
Patrick Industries Inc. (a)	47	3,916
PGT Innovations Inc. (a)	151	2,256
Powell Industries Inc.	25	764
Proto Labs Inc. (a)	72	5,819
Quanex Building Products Corp.	101	2,307
Raven Industries Inc.	106	3,420
Resources Connection Inc.	87	1,211
Roadrunner Transportation Systems Inc. (a)	98	938
RR Donnelley & Sons Co.	204	2,104
Saia Inc. (a)	74	4,666
Simpson Manufacturing Co. Inc.	123	6,041
SkyWest Inc.	152	6,665
SPX Corp. (a)	124	3,637
SPX Flow Technology USA Inc. (a)	124	4,773
Standex International Corp.	37	3,969
Team Inc. (a) (b)	87	1,158
Tennant Co.	52	3,450
Tetra Tech Inc.	166	7,711
Titan International Inc.	144	1,465
Trex Co. Inc. (a)	86	7,758
Triumph Group Inc.	145	4,319
TrueBlue Inc. (a)	123	2,755
UniFirst Corp.	45	6,842
Universal Forest Products Inc.	60	5,869
US Ecology Inc.	64	3,434
Veritiv Corp. (a)	32	1,051
Viad Corp.	60	3,635
Vicor Corp. (a)	48	1,135
Wabash National Corp.	173	3,939
WageWorks Inc. (a)	116	7,058
Watts Water Technologies Inc. - Class A	81	5,634
		417,073
Information Technology 15.0%
8x8 Inc. (a)	269	3,626
ADTRAN Inc.	140	3,354
Advanced Energy Industries Inc. (a)	117	9,451
Agilysys Inc. (a)	47	565
Anixter International Inc. (a)	85	7,199
Applied Optoelectronics Inc. (a) (b)	56	3,651
Badger Meter Inc.	85	4,174

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Barracuda Networks Inc. (a)	120	2,909
Bel Fuse Inc. - Class B	28	882
Benchmark Electronics Inc. (a)	146	4,990
Black Box Corp. (b)	50	163
Blucora Inc. (a)	131	3,324
Bottomline Technologies Inc. (a)	106	3,364
Brooks Automation Inc.	204	6,201
Cabot Microelectronics Corp.	74	5,922
CACI International Inc. - Class A (a)	72	9,988
CalAmp Corp. (a)	103	2,402
Cardtronics Plc - Class A (a)	134	3,073
CEVA Inc. (a)	66	2,828
Cohu Inc.	85	2,025
Comtech Telecommunications Corp.	69	1,409
Control4 Corp. (a)	59	1,744
Cray Inc. (a)	118	2,292
CSG Systems International Inc.	98	3,939
CTS Corp.	96	2,311
Daktronics Inc.	120	1,273
DHI Group Inc. (a) (b)	163	423
Digi International Inc. (a)	77	814
Diodes Inc. (a)	112	3,349
DSP Group Inc. (a)	64	837
Ebix Inc. (b)	64	4,203
Electro Scientific Industries Inc. (a)	99	1,378
Electronics for Imaging Inc. (a)	136	5,807
ePlus Inc. (a)	41	3,831
ExlService Holdings Inc. (a)	99	5,750
Fabrinet (a)	109	4,051
FARO Technologies Inc. (a)	51	1,950
Forrester Research Inc.	30	1,271
Gigamon Inc. (a) (b)	110	4,616
Harmonic Inc. (a)	252	769
II-VI Inc. (a)	163	6,711
Insight Enterprises Inc. (a)	105	4,809
Itron Inc. (a)	100	7,727
Kopin Corp. (a)	176	735
Kulicke & Soffa Industries Inc. (a)	208	4,487
Liquidity Services Inc. (a)	79	467
LivePerson Inc. (a)	158	2,143
Lumentum Holdings Inc. (a)	180	9,791
Mantech International Corp. - Class A	75	3,317
MaxLinear Inc. - Class A (a)	177	4,208
Methode Electronics Inc.	108	4,562
MicroStrategy Inc. - Class A (a)	28	3,515
MKS Instruments Inc.	159	15,027
Monotype Imaging Holdings Inc.	122	2,345
MTS Systems Corp.	50	2,647
Nanometrics Inc. (a)	74	2,142
NetGear Inc. (a)	92	4,402
NIC Inc.	194	3,323
Oclaro Inc. (a) (b)	494	4,259
OSI Systems Inc. (a)	51	4,695
Park Electrochemical Corp.	57	1,055
Perficient Inc. (a)	102	2,015
Plexus Corp. (a)	98	5,517
Power Integrations Inc.	87	6,379
Progress Software Corp.	141	5,396
Qualys Inc. (a)	92	4,778
QuinStreet Inc. (a)	103	755
Rambus Inc. (a)	320	4,269
Rogers Corp. (a)	53	7,094
Rudolph Technologies Inc. (a)	92	2,422
Sanmina Corp. (a)	221	8,203
ScanSource Inc. (a)	74	3,245
Semtech Corp. (a)	194	7,280
Shutterstock Inc. (a)	54	1,782
SolarEdge Technologies Inc. (a)	107	3,044
SPS Commerce Inc. (a)	50	2,854
Stamps.com Inc. (a)	46	9,338
Super Micro Computer Inc. (a)	111	2,451
Sykes Enterprises Inc. (a)	117	3,410
Synchronoss Technologies Inc. (a)	132	1,228
TeleTech Holdings Inc.	41	1,729
TiVo Corp.	357	7,089
	Shares/Par†	Value
TTM Technologies Inc. (a)	268	4,120
VASCO Data Security International Inc. (a)	87	1,053
Veeco Instruments Inc. (a)	141	3,028
Viavi Solutions Inc. (a)	666	6,304
Virtusa Corp. (a)	80	3,006
XO Group Inc. (a)	70	1,382
Xperi Corp.	145	3,664
		337,310
Materials 5.2%
A. Schulman Inc.	86	2,937
AdvanSix Inc. (a)	89	3,538
AK Steel Holding Corp. (a) (b)	921	5,151
American Vanguard Corp.	79	1,811
Balchem Corp.	94	7,610
Boise Cascade Co. (a)	113	3,934
Calgon Carbon Corp.	148	3,178
Century Aluminum Co. (a)	145	2,412
Clearwater Paper Corp. (a)	48	2,363
Deltic Timber Corp.	33	2,881
Flotek Industries Inc. (a) (b)	164	763
FutureFuel Corp.	77	1,212
Hawkins Inc.	29	1,175
Haynes International Inc.	38	1,349
HB Fuller Co.	148	8,596
Ingevity Corp. (a)	123	7,704
Innophos Holdings Inc.	57	2,806
Innospec Inc.	71	4,354
Kaiser Aluminum Corp.	50	5,108
KapStone Paper and Packaging Corp.	255	5,489
Koppers Holdings Inc. (a)	61	2,797
Kraton Corp. (a)	91	3,683
LSB Industries Inc. (a) (b)	68	540
Materion Corp.	59	2,525
Myers Industries Inc.	66	1,382
Neenah Paper Inc.	49	4,206
Olympic Steel Inc.	30	666
P.H. Glatfelter Co.	127	2,475
Quaker Chemical Corp.	39	5,766
Rayonier Advanced Materials Inc. (b)	132	1,810
Schweitzer-Mauduit International Inc.	90	3,723
Stepan Co.	58	4,842
SunCoke Energy Inc. (a)	187	1,713
TimkenSteel Corp. (a)	119	1,966
Tredegar Corp.	76	1,375
US Concrete Inc. (a) (b)	44	3,356
		117,196
Real Estate 6.5%
Acadia Realty Trust	245	7,013
Agree Realty Corp.	84	4,113
American Assets Trust Inc.	121	4,826
Apollo Commercial Real Estate Finance Inc.	281	5,087
Armada Hoffler Properties Inc.	137	1,892
ARMOUR Residential REIT Inc.	123	3,296
Capstead Mortgage Corp.	281	2,710
CareTrust REIT Inc.	222	4,229
CBL & Associates Properties Inc. (b)	501	4,200
Cedar Realty Trust Inc.	229	1,286
Chatham Lodging Trust	118	2,509
Chesapeake Lodging Trust	176	4,743
DiamondRock Hospitality Co.	587	6,423
EastGroup Properties Inc.	101	8,858
Forestar Group Inc. (a) (b) (c)	126	2,167
Four Corners Property Trust Inc.	179	4,463
Franklin Street Properties Corp.	313	3,329
Getty Realty Corp.	96	2,735
Government Properties Income Trust	282	5,286
Hersha Hospitality Trust	115	2,143
HFF Inc. - Class A	107	4,241
Independence Realty Trust Inc.	247	2,507
Kite Realty Group Trust	245	4,955
Lexington Realty Trust	634	6,482
LTC Properties Inc.	116	5,442
National Storage Affiliates Trust	129	3,136
Parkway Inc.	127	2,915

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Pennsylvania REIT (b)	204	2,137
PS Business Parks Inc.	58	7,770
Ramco-Gershenson Properties Trust	232	3,018
RE/MAX Holdings Inc. - Class A	52	3,288
Retail Opportunity Investments Corp.	321	6,108
Saul Centers Inc.	35	2,167
Summit Hotel Properties Inc.	305	4,878
Universal Health Realty Income Trust	37	2,758
Urstadt Biddle Properties Inc. - Class A	87	1,882
Whitestone REIT (b)	117	1,532
		146,524
Telecommunication Services 1.2%
ATN International Inc.	33	1,729
Cincinnati Bell Inc. (a)	123	2,445
Cogent Communications Group Inc.	121	5,919
Consolidated Communications Holdings Inc.	189	3,597
General Communication Inc. - Class A (a)	77	3,153
Iridium Communications Inc. (a) (b)	242	2,497
Lumos Networks Corp. (a)	72	1,292
Spok Holdings Inc.	61	943
Vonage Holdings Corp. (a)	606	4,929
		26,504
Utilities 2.8%
Allete Inc.	149	11,521
American States Water Co.	107	5,284
Avista Corp.	189	9,771
California Water Service Group	140	5,358
El Paso Electric Co.	119	6,568
Northwest Natural Gas Co.	84	5,404
South Jersey Industries Inc.	233	8,040
	Shares/Par†	Value
Spire Inc.	141	10,557
		62,503
Total Common Stocks (cost $1,811,064)		2,223,524
SHORT TERM INVESTMENTS 5.4%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 0.89% (d) (e)	15,549	15,549
Securities Lending Collateral 4.7%
Securities Lending Cash Collateral Fund LLC, 1.02% (d) (e)	105,181	105,181
Treasury Securities 0.0%
U.S. Treasury Bill
1.02%, 12/07/17 (f)	595	594
Total Short Term Investments (cost $121,324)		121,324
Total Investments 104.6% (cost $1,932,388)		2,344,848
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (4.6)%		(103,535)
Total Net Assets 100.0%		$2,241,319

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

(f) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	244	December 2017	17,499	$6	$715

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital International Index Fund
COMMON STOCKS 97.9%
Australia 6.7%
AGL Energy Ltd.	93	$1,701
Alumina Ltd. (a)	315	545
Amcor Ltd.	161	1,923
AMP Ltd.	395	1,496
APA Group	156	1,022
Aristocrat Leisure Ltd.	77	1,281
ASX Ltd.	27	1,100
Aurizon Holdings Ltd.	290	1,116
AusNet Services	261	345
Australia & New Zealand Banking Group Ltd.	400	9,309
Bank of Queensland Ltd.	57	581
Bendigo and Adelaide Bank Ltd.	70	635
BHP Billiton Ltd.	437	8,846
BlueScope Steel Ltd.	79	682
Boral Ltd.	160	852
Brambles Ltd.	214	1,516
Caltex Australia Ltd.	36	899
Challenger Financial Services Group Ltd.	76	748
CIMIC Group Ltd.	14	499
Coca-Cola Amatil Ltd.	85	515
Cochlear Ltd.	8	982
Commonwealth Bank of Australia (a)	236	13,945
Computershare Ltd.	61	693
Crown Resorts Ltd.	54	478
CSL Ltd.	62	6,492
Dexus	140	1,046
Domino's Pizza Enterprises Ltd. (a)	8	285
Flight Centre Ltd. (a)	7	234
Fortescue Metals Group Ltd. (a)	214	867
Goodman Group	241	1,563
GPT Group	251	977
Harvey Norman Holdings Ltd. (a)	81	247
Healthscope Ltd. (a)	255	334
Incitec Pivot Ltd.	219	619
Insurance Australia Group Ltd.	319	1,596
LendLease Corp. Ltd.	76	1,067
Macquarie Group Ltd.	44	3,136
Medibank Private Ltd.	375	858
Mirvac Group	507	912
National Australia Bank Ltd.	364	9,029
Newcrest Mining Ltd.	103	1,701
Oil Search Ltd.	189	1,035
Orica Ltd.	52	807
Origin Energy Ltd. (b)	236	1,386
Qantas Airways Ltd.	68	311
QBE Insurance Group Ltd.	189	1,489
Ramsay Health Care Ltd.	19	951
REA Group Ltd.	7	367
Rio Tinto Ltd.	57	3,006
Santos Ltd. (b)	255	802
Scentre Group	739	2,281
Seek Ltd.	43	559
Sonic Health Care Ltd.	55	906
South32 Ltd.	710	1,831
Stockland	342	1,155
Suncorp Group Ltd.	179	1,831
Sydney Airport	147	822
Tabcorp Holdings Ltd.	108	361
Tatts Group Ltd.	177	553
Telstra Corp. Ltd.	577	1,579
TPG Telecom Ltd. (a)	45	172
Transurban Group	285	2,661
Treasury Wine Estates Ltd.	103	1,109
Vicinity Centres	463	967
Wesfarmers Ltd.	154	4,994
Westfield Corp.	272	1,679
Westpac Banking Corp. (a)	457	11,474
Woodside Petroleum Ltd.	105	2,394
Woolworths Ltd.	179	3,547
		133,701
	Shares/Par†	Value
Austria 0.2%
Andritz AG	11	623
Erste Group Bank AG	42	1,804
OMV AG	20	1,185
Raiffeisen International Bank Holding AG (b)	20	683
Voestalpine AG	15	770
		5,065
Belgium 1.2%
AGEAS	25	1,180
Anheuser-Busch InBev NV	104	12,438
Belgacom SA	20	697
Colruyt SA	8	416
Groupe Bruxelles Lambert SA	11	1,172
KBC Groep NV	35	2,961
Solvay SA	10	1,490
Telenet Group Holding NV (b)	8	517
UCB SA	17	1,243
Umicore	13	1,086
		23,200
Denmark 1.8%
A P Moller - Maersk A/S - Class A	1	955
A P Moller - Maersk A/S - Class B	1	1,723
Carlsberg A/S - Class B	14	1,578
Chr Hansen Holding A/S	14	1,165
Coloplast A/S - Class B	16	1,289
Danske Bank A/S	103	4,116
DONG Energy A/S	23	1,291
DSV A/S	26	1,943
Genmab A/S (b)	8	1,727
H Lundbeck A/S	9	539
ISS A/S	23	919
Novo Nordisk A/S - Class B	254	12,191
Novozymes A/S - Class B	31	1,567
Pandora A/S	14	1,428
TDC A/S	105	616
Tryg A/S	15	344
Vestas Wind Systems A/S	29	2,617
William Demant Holding A/S (b)	18	469
		36,477
Finland 1.0%
Elisa Oyj	19	835
Fortum Oyj	61	1,223
Kone Oyj - Class B	47	2,485
Metso Oyj	17	609
Neste Oil Oyj	17	745
Nokia Oyj	793	4,789
Nokian Renkaat Oyj	15	687
Orion Oyj - Class B	14	639
Sampo Oyj - Class A	61	3,207
Stora Enso Oyj - Class R	76	1,073
UPM-Kymmene Oyj	74	2,009
Wartsila Oyj (a)	20	1,448
		19,749
France 10.0%
Accor SA	26	1,272
Aeroports de Paris	4	626
Air Liquide	53	7,077
Alstom SA	20	861
Arkema SA	9	1,149
AtoS SE	13	2,033
AXA SA	264	8,001
BNP Paribas SA	153	12,363
Bollore SA	114	573
Bouygues SA	29	1,355
Bureau Veritas SA	36	934
Capgemini SA	22	2,621
Carrefour SA	79	1,592
Casino Guichard Perrachon SA	8	488
Cie de Saint-Gobain	68	4,052
Cie Generale d'Optique Essilor International SA	28	3,495
CNP Assurances SA	25	597
Compagnie Generale des Etablissements Michelin	23	3,391
Credit Agricole SA	158	2,883

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Danone SA	80	6,312
Dassault Aviation SA	—	544
Dassault Systemes SA	18	1,805
Edenred	31	833
Eiffage SA	10	1,072
Electricite de France SA	75	916
Engie SA	248	4,223
Eurazeo SA	6	522
Eurofins Scientific SE	1	926
Eutelsat Communications Group SA	23	679
Fonciere Des Regions	4	455
Gecina SA	6	992
Groupe Eurotunnel SE	62	743
Hermes International SCA	4	2,218
Icade SA	4	396
Iliad SA	4	967
Imerys SA	5	479
Ingenico	8	767
Ipsen SA	5	679
JC Decaux SA	11	412
Kering SA	10	4,104
Klepierre	32	1,238
Lagardere SCA	17	581
Legrand SA	36	2,597
L'Oreal SA	34	7,284
LVMH Moet Hennessy Louis Vuitton SE	38	10,541
Natixis	130	1,039
Orange SA (a)	271	4,449
Pernod-Ricard SA	29	3,990
Peugeot SA	67	1,603
Publicis Groupe SA	28	1,972
Remy Cointreau SA	3	394
Renault SA	25	2,425
Rexel SA	39	684
Safran SA	42	4,344
Sanofi SA	155	15,395
Schneider Electric SE (b)	77	6,678
SCOR SE	24	999
SEB SA	3	536
Societe BIC SA	4	434
Societe Generale SA	104	6,116
Sodexo SA	12	1,543
Suez Environnement Co.	50	919
Thales SA	15	1,660
Total SA	322	17,284
Unibail-Rodamco SE	14	3,368
Valeo SA	33	2,470
Veolia Environnement	66	1,533
Vinci SA	69	6,521
Vivendi SA	140	3,542
Wendel SA	4	598
Zodiac Aerospace	27	780
		198,924
Germany 9.0%
Adidas AG	26	5,805
Allianz SE	62	14,006
Axel Springer SE	6	416
BASF SE	125	13,350
Bayer AG	113	15,394
Bayerische Motoren Werke AG	45	4,568
Beiersdorf AG	14	1,501
Brenntag AG	21	1,190
Commerzbank AG (b)	148	2,012
Continental AG	15	3,798
Covestro AG	15	1,326
Daimler AG	131	10,477
Deutsche Bank AG	281	4,872
Deutsche Boerse AG	26	2,835
Deutsche Lufthansa AG	32	888
Deutsche Post AG	132	5,885
Deutsche Telekom AG	446	8,331
Deutsche Wohnen AG	49	2,092
E.ON SE	299	3,386
Evonik Industries AG	21	767
	Shares/Par†	Value
Fraport AG Frankfurt Airport Services Worldwide	6	586
Fresenius Medical Care AG & Co. KGaA	30	2,927
Fresenius SE & Co. KGaA	56	4,559
GEA Group AG	25	1,150
Hannover Rueck SE	8	1,001
HeidelbergCement AG	21	2,126
Henkel AG & Co. KGaA	14	1,752
Hochtief AG	3	483
Hugo Boss AG	9	756
Infineon Technologies AG	154	3,889
Innogy SE	18	824
K+S AG	25	694
KION Group AG	9	853
Lanxess AG	13	989
Linde AG	25	5,270
MAN SE	5	589
Merck KGaA	18	1,996
Metro AG (b)	26	570
Muenchener Rueckversicherungs AG	21	4,509
Osram Licht AG	11	885
ProSiebenSat.1 Media SE	33	1,127
RTL Group SA	5	390
RWE AG (b)	70	1,591
SAP SE	134	14,708
Siemens AG	104	14,721
Symrise AG	16	1,253
Telefonica Deutschland Holding AG	96	541
ThyssenKrupp AG	49	1,462
United Internet AG	17	1,050
Volkswagen AG	4	727
Vonovia SE	65	2,761
Zalando SE (b)	15	758
		180,396
Hong Kong 3.2%
AIA Group Ltd.	1,646	12,189
ASM Pacific Technology Ltd.	35	502
Bank of East Asia Ltd.	180	780
BOC Hong Kong Holdings Ltd.	514	2,500
CK Asset Holdings Ltd.	370	3,066
CK Hutchison Holdings Ltd.	367	4,697
CK Infrastructure Holdings Ltd.	88	758
CLP Holdings Ltd.	228	2,339
First Pacific Co. Ltd.	241	193
Galaxy Entertainment Group Ltd.	326	2,303
Hang Lung Group Ltd.	131	472
Hang Lung Properties Ltd.	274	652
Hang Seng Bank Ltd.	106	2,591
Henderson Land Development Co. Ltd.	166	1,100
HK Electric Investments Ltd.	354	323
HKT Trust	493	600
Hong Kong & China Gas Co. Ltd.	1,165	2,190
Hong Kong Exchanges & Clearing Ltd.	158	4,260
Hongkong Land Holdings Ltd.	162	1,169
Hysan Development Co. Ltd.	92	433
i-Cable Communications Ltd. (b)	77	3
Jardine Matheson Holdings Ltd.	30	1,885
Kerry Properties Ltd.	82	342
Li & Fung Ltd.	754	379
Link REIT	307	2,493
Melco Resorts & Entertainment Ltd. - ADR	33	807
MGM China Holdings Ltd. (a)	140	337
MTR Corp.	204	1,190
New World Development Ltd.	828	1,192
NWS Holdings Ltd.	227	444
PCCW Ltd.	622	337
Power Assets Holdings Ltd.	192	1,661
Shangri-La Asia Ltd.	182	338
Sino Land Co.	457	804
SJM Holdings Ltd.	242	222
Sun Hung Kai Properties Ltd.	196	3,192
Swire Pacific Ltd. - Class A	68	666
Swire Properties Ltd.	173	589
Techtronic Industries Co.	189	1,014
WH Group Ltd.	1,111	1,184

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Wharf Holdings Ltd.	167	1,495
Wheelock & Co. Ltd.	108	761
Yue Yuen Industrial Holdings Ltd.	110	420
		64,872
Ireland 0.5%
Bank of Ireland Group Plc (b)	126	1,032
CRH Plc	114	4,337
James Hardie Industries SE - CDI	60	838
Kerry Group Plc - Class A	22	2,111
Paddy Power Betfair Plc	11	1,089
Ryanair Holdings Plc (b)	2	35
		9,442
Israel 0.5%
Azrieli Group	6	349
Bank Hapoalim BM	147	1,029
Bank Leumi Le-Israel BM	198	1,053
Bezeq Israeli Telecommunication Corp. Ltd.	305	436
Check Point Software Technologies Ltd. (a) (b)	18	2,074
Elbit Systems Ltd.	3	506
Frutarom Industries Ltd.	6	433
Israel Chemicals Ltd.	75	331
Mizrahi Tefahot Bank Ltd. (a)	20	365
Nice Ltd.	8	625
Teva Pharmaceutical Industries Ltd. - ADR	127	2,229
		9,430
Italy 2.3%
Assicurazioni Generali SpA	169	3,161
Atlantia SpA	63	1,990
CNH Industrial NV	141	1,699
Enel SpA	1,107	6,668
ENI SpA	346	5,730
EXOR NV	15	947
Ferrari NV	17	1,884
Gruppo Editoriale l'Espresso SpA (b)	8	7
Intesa Sanpaolo SpA	121	401
Intesa Sanpaolo SpA	1,726	6,121
Leonardo SpA	56	1,044
Luxottica Group SpA	23	1,310
Mediobanca SpA	75	807
Poste Italiane SpA	77	570
Prysmian SpA	29	966
Recordati SpA	14	657
Saipem SpA (b)	89	384
Snam Rete Gas SpA	315	1,517
Telecom Italia SpA	803	605
Telecom Italia SpA (b)	1,578	1,482
Terna Rete Elettrica Nazionale SpA	200	1,171
Unicredit SpA (b)	272	5,815
UnipolSai SpA	124	291
		45,227
Japan 22.7%
ABC-Mart Inc.	5	253
Acom Co. Ltd. (a) (b)	59	229
AEON Co. Ltd.	84	1,247
AEON Financial Service Co. Ltd. (a)	14	300
AEON Mall Co. Ltd.	14	247
Air Water Inc.	22	404
Aisin Seiki Co. Ltd.	24	1,287
Ajinomoto Co. Inc.	73	1,429
Alfresa Holdings Corp.	28	505
All Nippon Airways Co. Ltd. (a)	17	652
Alps Electric Co. Ltd. (a)	27	707
Amada Co. Ltd.	50	551
Aozora Bank Ltd.	15	581
Asahi Breweries Ltd.	54	2,176
Asahi Glass Co. Ltd.	28	1,032
Asahi Kasei Corp.	175	2,157
Ashikaga Holdings Co. Ltd.	133	515
Asics Corp.	24	351
Astellas Pharma Inc.	281	3,573
Bandai Namco Holdings Inc.	27	938
Bank of Kyoto Ltd. (a)	9	448
Benesse Holdings Inc.	9	328
	Shares/Par†	Value
Bridgestone Corp.	88	4,007
Brother Industries Ltd.	31	723
Calbee Inc. (a)	11	369
Canon Inc.	145	4,964
Casio Computer Co. Ltd. (a)	25	352
Central Japan Railway Co.	20	3,422
China Bank Ltd.	91	652
Chubu Electric Power Co. Inc.	89	1,104
Chugai Pharmaceutical Co. Ltd.	31	1,284
Chugoku Bank Ltd.	25	341
Chugoku Electric Power Co. Inc. (a)	41	435
Coca-Cola Bottlers Japan Inc.	18	595
Concordia Financial Group Ltd.	171	846
Credit Saison Co. Ltd.	23	486
CYBERDYNE Inc. (a) (b)	11	148
Dai Nippon Printing Co. Ltd.	36	862
Daicel Corp.	41	495
Dai-Ichi Life Holdings Inc.	150	2,691
Daiichi Sankyo Co. Ltd.	79	1,773
Daikin Industries Ltd.	34	3,427
Dainippon Sumitomo Pharma Co. Ltd. (a)	20	259
Daito Trust Construction Co. Ltd.	9	1,695
Daiwa House Industry Co. Ltd.	79	2,723
Daiwa House REIT Investment Co.	—	502
Daiwa Securities Group Inc. (a)	215	1,220
Dena Co. Ltd.	15	345
Denso Corp.	65	3,263
Dentsu Inc.	30	1,305
Disco Corp.	4	795
Don Quijote Holdings Co. Ltd.	16	580
East Japan Railway Co.	45	4,147
Eisai Co. Ltd.	37	1,899
Electric Power Development Co. Ltd.	22	541
FamilyMart UNY Holdings Co. Ltd.	11	564
Fanuc Ltd.	26	5,331
Fast Retailing Co. Ltd.	7	2,182
Fuji Electric Holdings Co. Ltd.	82	455
FUJIFILM Holdings Corp.	57	2,220
Fujitsu Ltd.	273	2,031
Fukuoka Financial Group Inc.	114	528
Hachijuni Bank Ltd.	52	324
Hakuhodo DY Holdings Inc.	30	396
Hamamatsu Photonics KK	18	553
Hankyu Hanshin Holdings Inc.	34	1,295
Hikari Tsushin Inc.	3	389
Hino Motors Ltd.	33	408
Hirose Electric Co. Ltd.	4	586
Hiroshima Bank Ltd.	37	296
Hisamitsu Pharmaceutical Co. Inc.	9	438
Hitachi Chemical Co. Ltd.	15	424
Hitachi Construction Machinery Co. Ltd.	16	468
Hitachi High-Technologies Corp.	10	366
Hitachi Ltd.	657	4,635
Hitachi Metals Ltd.	32	443
Honda Motor Co. Ltd.	234	6,926
Hoshizaki Corp.	7	651
Hoya Corp.	53	2,851
Hulic Co. Ltd.	44	434
Idemitsu Kosan Co. Ltd.	13	366
IHI Corp. (a)	21	743
Iida Group Holdings Co. Ltd.	22	385
INPEX Corp.	131	1,391
Isetan Mitsukoshi Holdings Ltd. (a)	49	516
Isuzu Motors Ltd.	78	1,034
ITOCHU Corp.	203	3,329
J. Front Retailing Co. Ltd.	36	491
Japan Airlines Co. Ltd.	15	518
Japan Airport Terminal Co. Ltd. (a)	7	264
Japan Exchange Group Inc.	69	1,230
Japan Post Bank Co. Ltd.	53	659
Japan Post Holdings Co. Ltd. (a)	60	703
Japan Prime Realty Investment Corp.	—	407
Japan Real Estate Investment Corp.	—	831
Japan Retail Fund Investment Corp.	—	677
Japan Tobacco Inc.	149	4,895

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JFE Holdings Inc.	70	1,375
JGC Corp.	31	494
JS Group Corp.	37	972
JSR Corp.	29	544
JTEKT Corp.	33	454
JXTG Holdings Inc.	428	2,200
Kajima Corp.	127	1,264
Kakaku.com Inc. (a)	16	207
Kamigumi Co. Ltd.	15	348
Kaneka Corp.	41	319
Kansai Electric Power Co. Inc.	95	1,211
Kansai Paint Co. Ltd.	28	698
Kao Corp.	67	3,962
Kawasaki Heavy Industries Ltd.	20	673
KDDI Corp.	246	6,505
Keihan Holdings Co. Ltd. (a)	12	363
Keikyu Corp.	31	619
Keio Corp.	15	635
Keisei Electric Railway Co. Ltd.	20	562
Keyence Corp.	13	7,028
Kikkoman Corp. (a)	19	590
Kintetsu Corp.	25	923
Kirin Holdings Co. Ltd.	121	2,840
Kobe Steel Ltd. (a)	45	520
Koito Manufacturing Co. Ltd.	16	975
Komatsu Ltd.	125	3,554
Konami Corp.	12	582
Konica Minolta Holdings Inc. (a)	64	524
Kose Corp.	5	516
Kubota Corp.	146	2,663
Kuraray Co. Ltd.	49	907
Kurita Water Industries Ltd.	15	428
Kyocera Corp.	45	2,773
kyowa Hakko Kirin Co. Ltd.	34	571
Kyushu Electric Power Co. Inc.	58	616
Kyushu Financial Group Inc.	51	313
Kyushu Railway Co.	22	646
Lawson Inc.	7	490
LINE Corp. (a) (b)	6	199
Lion Corp.	30	544
M3 Inc.	28	791
Mabuchi Motor Co. Ltd.	7	360
Makita Corp.	31	1,243
Marubeni Corp.	222	1,520
Marui Group Co. Ltd. (a)	26	368
Maruichi Steel Tube Ltd.	7	189
Mazda Motor Corp.	80	1,232
McDonald's Holdings Co. Japan Ltd.	10	429
Medipal Holdings Corp.	25	436
MEIJI Holdings Co. Ltd.	17	1,333
Minebea Mitsumi Inc.	53	834
Miraca Holdings Inc.	8	391
MISUMI Group Inc.	38	1,007
Mitsubishi Chemical Holdings Corp.	193	1,838
Mitsubishi Corp.	205	4,779
Mitsubishi Electric Corp.	262	4,102
Mitsubishi Estate Co. Ltd.	169	2,945
Mitsubishi Gas Chemical Co. Inc.	23	547
Mitsubishi Heavy Industries Ltd.	43	1,705
Mitsubishi Materials Corp.	16	568
Mitsubishi Motors Corp.	89	696
Mitsubishi Tanabe Pharma Corp.	30	680
Mitsubishi UFJ Financial Group Inc.	1,641	10,677
Mitsubishi UFJ Lease & Finance Co. Ltd.	66	348
Mitsui & Co. Ltd.	231	3,424
Mitsui Chemicals Inc.	24	736
Mitsui Fudosan Co. Ltd.	124	2,691
Mitsui OSK Lines Ltd. (a)	17	513
Mixi Inc.	7	319
Mizuho Financial Group Inc.	3,279	5,750
MS&AD Insurance Group Holdings	66	2,126
Murata Manufacturing Co. Ltd.	26	3,829
Nabtesco Corp.	15	540
Nagoya Railroad Co. Ltd. (a)	24	509
NEC Corp.	36	966
	Shares/Par†	Value
NEC Electronics Corp. (b)	59	643
Nexon Co. Ltd. (b)	26	680
NGK Insulators Ltd.	34	641
NGK Spark Plug Co. Ltd. (a)	22	465
Nidec Corp.	32	3,985
Nikon Corp.	45	777
Nintendo Co. Ltd.	15	5,702
Nippon Building Fund Inc.	—	932
Nippon Electric Glass Co. Ltd.	12	481
Nippon Express Co. Ltd.	11	685
Nippon Meat Packers Inc.	24	661
Nippon Paint Co. Ltd.	22	754
Nippon Prologis REIT Inc.	—	444
Nippon Steel Corp.	106	2,430
Nippon Telegraph & Telephone Corp.	94	4,304
Nippon Yusen KK	24	493
Nissan Chemical Industries Ltd.	16	549
Nissan Motor Co. Ltd.	315	3,114
Nisshin Seifun Group Inc.	29	486
Nissin Foods Holdings Co. Ltd. (a)	9	529
Nitori Co. Ltd.	11	1,533
Nitto Denko Corp.	23	1,913
NOK Corp.	12	267
Nomura Holdings Inc.	491	2,757
Nomura Real Estate Holdings Inc.	16	339
Nomura Real Estate Master Fund Inc.	1	655
Nomura Research Institute Ltd.	17	669
NSK Ltd.	53	712
NTT Data Corp.	87	930
NTT DoCoMo Inc. (a)	185	4,235
Obayashi Corp.	89	1,075
Obic Co. Ltd.	10	599
Odakyu Electric Railway Co. Ltd.	40	761
OJI Holdings Corp.	116	626
Olympus Corp.	39	1,328
Omron Corp.	27	1,392
Ono Pharmaceutical Co. Ltd.	57	1,288
Oracle Corp. Japan	5	401
Oriental Land Co. Ltd.	30	2,311
ORIX Corp.	179	2,892
Osaka Gas Co. Ltd.	53	983
Otsuka Corp.	8	494
Otsuka Holdings Co. Ltd.	54	2,155
Panasonic Corp.	300	4,351
Park24 Co. Ltd. (a)	14	346
Pola Orbis Holdings Inc.	12	348
Rakuten Inc.	124	1,356
Recruit Holdings Co. Ltd.	149	3,241
Resona Holdings Inc.	297	1,529
Ricoh Co. Ltd.	98	951
Rinnai Corp.	5	429
Rohm Co. Ltd.	13	1,117
Ryohin Keikaku Co. Ltd.	3	973
Sankyo Co. Ltd.	7	208
Santen Pharmaceutical Co. Ltd.	50	784
SBI Holdings Inc.	26	393
Secom Co. Ltd.	29	2,120
Sega Sammy Holdings Inc.	21	298
Seibu Holdings Inc.	25	429
Seiko Epson Corp.	38	928
Sekisui Chemical Co. Ltd.	56	1,110
Sekisui House Ltd.	83	1,404
Seven & I Holdings Co. Ltd.	102	3,953
Seven Bank Ltd. (a)	87	314
Sharp Corp. (a) (b)	20	592
Shimadzu Corp.	34	676
Shimamura Co. Ltd.	3	396
Shimano Inc.	10	1,373
Shimizu Corp.	72	804
Shin-Etsu Chemical Co. Ltd.	53	4,723
Shinsei Bank Ltd.	21	340
Shionogi & Co. Ltd.	41	2,247
Shiseido Co. Ltd.	53	2,114
Shizuoka Bank Ltd.	68	612
Showa Shell Sekiyu KK	27	315

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
SMC Corp.	8	2,758
SoftBank Group Corp.	112	9,118
Sohgo Security Services Co. Ltd.	11	482
Sompo Holdings Inc.	49	1,906
Sony Corp.	172	6,430
Sony Financial Holdings Inc.	26	424
Stanley Electric Co. Ltd.	19	655
Start Today Co. Ltd.	27	847
Subaru Corp. NPV	83	3,008
Sumitomo Chemical Co. Ltd.	223	1,392
Sumitomo Corp.	165	2,376
Sumitomo Electric Industries Ltd.	102	1,668
Sumitomo Heavy Industries Ltd.	16	627
Sumitomo Metal Mining Co. Ltd.	35	1,109
Sumitomo Mitsui Financial Group Inc.	183	7,032
Sumitomo Mitsui Trust Holdings Inc.	46	1,659
Sumitomo Realty & Development Co. Ltd.	50	1,500
Sumitomo Rubber Industries Inc.	24	437
Sundrug Co. Ltd.	11	448
Suntory Beverage & Food Ltd.	19	851
Suruga Bank Ltd.	26	552
Suzuken Co. Ltd.	9	329
Suzuki Motor Corp.	48	2,507
Sysmex Corp.	21	1,337
T&D Holdings Inc.	77	1,118
Taiheiyo Cement Corp.	16	604
Taisei Corp.	28	1,459
Taisho Pharmaceutical Holdings Co. Ltd.	4	311
Taiyo Nippon Sanso Corp.	16	185
Takashimaya Co. Ltd.	44	413
Takeda Pharmaceutical Co. Ltd.	97	5,349
TDK Corp.	18	1,219
Teijin Ltd.	28	543
Terumo Corp.	45	1,758
THK Co. Ltd.	15	526
Tobu Railway Co. Ltd.	25	698
Toho Co. Ltd.	17	586
Toho Gas Co. Ltd.	11	328
Tohoku Electric Power Co. Inc.	62	785
Tokio Marine Holdings Inc.	92	3,601
Tokyo Electric Power Co. Holdings Inc. (b)	197	797
Tokyo Electron Ltd.	21	3,288
Tokyo Gas Co. Ltd.	53	1,289
Tokyo Tatemono Co. Ltd.	30	387
Tokyu Corp.	73	1,037
Tokyu Fudosan Holdings Corp	75	454
Toppan Printing Co. Ltd.	69	685
Toray Industries Inc.	198	1,921
Toshiba Corp. (b)	542	1,520
Tosoh Corp.	41	916
TOTO Ltd.	19	784
Toyo Seikan Group Holdings Ltd.	24	399
Toyo Suisan Kaisha Ltd.	13	478
Toyoda Gosei Co. Ltd.	9	222
Toyota Industries Corp.	23	1,295
Toyota Motor Corp.	356	21,240
Toyota Tsusho Corp.	29	953
Trend Micro Inc.	16	808
Tsuruha Holdings Inc.	5	575
Unicharm Corp.	54	1,237
United Urban Investment Corp.	—	600
USS Co. Ltd.	29	576
West Japan Railway Co.	22	1,538
Yahoo! Japan Corp. (a)	196	931
Yakult Honsha Co. Ltd.	12	844
Yamada Denki Co. Ltd. (a)	92	505
Yamaguchi Financial Group Inc.	29	340
Yamaha Corp.	23	842
Yamaha Motor Co. Ltd.	39	1,156
Yamato Holdings Co. Ltd.	48	971
Yamazaki Baking Co. Ltd.	19	350
Yaskawa Electric Corp.	35	1,109
Yokogawa Electric Corp.	34	572
Yokohama Rubber Co. Ltd.	15	309
		453,528
	Shares/Par†	Value
Jersey 0.1%
Randgold Resources Ltd.	13	1,226
Luxembourg 0.2%
ArcelorMittal (b)	92	2,388
Millicom International Cellular SA - SDR	9	570
SES SA - FDR	51	1,129
Tenaris SA (a)	65	921
		5,008
Macau 0.1%
Sands China Ltd.	335	1,747
Wynn Macau Ltd.	231	625
		2,372
Malta 0.0%
BGP Holdings Plc (c)	479	8
Netherlands 5.6%
ABN AMRO Group NV - CVA	52	1,561
Aegon NV	250	1,459
Airbus SE	79	7,525
Akzo Nobel NV	34	3,160
Altice NV (b)	63	1,268
Altice NV (b)	12	243
ASML Holding NV	51	8,693
Gemalto NV	12	537
Heineken Holding NV	14	1,310
Heineken NV	36	3,576
ING Groep NV	529	9,794
Koninklijke Ahold NV	174	3,253
Koninklijke Boskalis Westminster NV	12	403
Koninklijke KPN NV	461	1,583
Koninklijke Philips Electronics NV	126	5,225
Koninklijke Philips NV	25	2,065
Koninklijke Vopak NV	10	457
NN Group NV	44	1,853
NXP Semiconductors NV (b)	47	5,320
Randstad Holding NV	16	1,009
Reed Elsevier NV	134	2,857
Royal Dutch Shell Plc - Class A	611	18,397
Royal Dutch Shell Plc - Class B	511	15,706
Unilever NV - CVA	222	13,141
Wolters Kluwer NV	42	1,935
		112,330
New Zealand 0.2%
Auckland International Airport Ltd.	123	573
Contact Energy Ltd.	105	417
Fletcher Building Ltd.	102	589
Mercury NZ Ltd.	104	255
Meridian Energy Ltd.	180	370
Ryman Healthcare Ltd.	61	407
Spark New Zealand Ltd.	245	647
		3,258
Norway 0.7%
DNB Bank ASA	136	2,739
Gjensidige Forsikring ASA	30	516
Marine Harvest ASA	53	1,050
Norsk Hydro ASA	186	1,354
Orkla ASA	112	1,148
Schibsted ASA - Class A	9	239
Schibsted ASA - Class B	11	253
Statoil ASA (a)	153	3,073
Telenor ASA	104	2,204
Yara International ASA	24	1,089
		13,665
Portugal 0.1%
Banco Espirito Santo SA (b) (c)	413	—
Energias de Portugal SA	328	1,236
Galp Energia SGPS SA	69	1,220
Jeronimo Martins SGPS SA	33	659
		3,115
Singapore 1.2%
Ascendas REIT	337	662
Capitaland Commercial Trust	304	371
CapitaLand Ltd.	351	928

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
CapitaMall Trust	365	538
City Developments Ltd.	54	453
ComfortDelgro Corp. Ltd.	318	488
DBS Group Holdings Ltd.	242	3,718
Genting Singapore Plc	791	684
Global Logistic Properties Ltd.	364	885
Golden Agri-Resources Ltd.	877	242
Hutchison Port Holdings Trust	763	328
Jardine Cycle & Carriage Ltd.	15	425
Keppel Corp. Ltd.	200	958
Oversea-Chinese Banking Corp. Ltd.	427	3,517
SembCorp Industries Ltd.	144	314
Singapore Airlines Ltd.	80	593
Singapore Airport Terminal Services Ltd.	99	335
Singapore Exchange Ltd.	105	572
Singapore Press Holdings Ltd.	236	473
Singapore Technologies Engineering Ltd.	231	588
Singapore Telecommunications Ltd.	1,106	3,006
StarHub Ltd.	90	173
Suntec REIT	317	437
United Overseas Bank Ltd.	179	3,099
UOL Group Ltd.	71	424
Wilmar International Ltd.	209	491
Yangzijiang Shipbuilding Holdings Ltd.	285	301
		25,003
Spain 3.4%
Abertis Infraestructuras SA - Class A	96	1,943
ACS Actividades de Construccion y Servicios SA	34	1,277
Aena SA	9	1,690
Amadeus IT Group SA	60	3,878
Banco Bilbao Vizcaya Argentaria SA	908	8,130
Banco de Sabadell SA	736	1,537
Banco Santander SA	2,187	15,269
Bankia SA	138	665
Bankinter SA	93	876
CaixaBank SA	499	2,502
Distribuidora Internacional de Alimentacion SA	92	535
Enagas SA	31	874
Endesa SA	44	988
Ferrovial SA	67	1,475
Gas Natural SDG SA	48	1,070
Grifols SA - Class A	41	1,194
Iberdrola SA	780	6,065
Inditex SA	148	5,600
Mapfre SA	160	520
Red Electrica Corp. SA	58	1,225
Repsol SA	167	3,083
Siemens Gamesa Renewable Energy SA	32	417
Telefonica SA	617	6,712
		67,525
Sweden 2.9%
Alfa Laval AB	40	987
Assa Abloy AB - Class B	139	3,186
Atlas Copco AB - Class A	91	3,867
Atlas Copco AB - Class B	53	2,045
Boliden AB	37	1,237
Electrolux AB - Class B	33	1,124
Essity AB - Class B (b)	84	2,304
Getinge AB - Class B	29	552
Hennes & Mauritz AB - Class B	129	3,341
Hexagon AB - Class B	36	1,777
Husqvarna AB - Class B	54	552
ICA Gruppen AB (a)	12	448
Industrivarden AB - Class C	24	612
Investor AB - Class B	62	3,050
Kinnevik AB - Class B	33	1,067
L E Lundbergforetagen AB - Series B	6	445
Lundin Petroleum AB (b)	28	607
Nordea Bank AB	413	5,604
Sandvik AB	157	2,707
Securitas AB - Class B	42	702
Skandinaviska Enskilda Banken AB - Class A	211	2,782
Skanska AB - Class B	48	1,113
SKF AB - Class B	53	1,160
	Shares/Par†	Value
Svenska Handelsbanken AB - Class A	207	3,125
Swedbank AB - Class A	123	3,399
Swedish Match AB	26	906
Tele2 AB - Class B	49	556
Telefonaktiebolaget LM Ericsson - Class B	426	2,452
Telia Co. AB	360	1,697
Volvo AB - Class B	211	4,074
		57,478
Switzerland 8.5%
ABB Ltd.	271	6,705
Adecco Group AG	22	1,748
Baloise Holding AG	7	1,118
Barry Callebaut AG	—	500
Cie Financiere Richemont SA	71	6,498
Credit Suisse Group AG	330	5,233
Dufry AG (b)	5	730
EMS-Chemie Holding AG	1	716
Geberit AG	5	2,436
Givaudan SA	1	2,796
Glencore Plc	1,666	7,632
Julius Baer Group Ltd.	31	1,831
Kuehne & Nagel International AG	7	1,342
LafargeHolcim Ltd.	62	3,618
Lindt & Spruengli AG	—	972
Lonza Group AG	10	2,714
Nestle SA	425	35,621
Novartis AG	303	26,056
Pargesa Holding SA	5	411
Partners Group Holding AG	2	1,582
Roche Holding AG	96	24,528
Schindler Holding AG	3	642
SGS SA	1	1,822
Sika AG	—	2,220
Sonova Holding AG	7	1,221
STMicroelectronics NV	86	1,662
Straumann Holding AG	1	851
Swatch Group AG	7	577
Swatch Group AG	4	1,734
Swiss Life Holding AG	5	1,621
Swiss Prime Site AG	10	878
Swiss Re AG	44	3,990
Swisscom AG	4	1,840
UBS Group AG	498	8,531
Vifor Pharma AG (a)	6	757
Zurich Insurance Group AG	21	6,284
		169,417
United Kingdom 15.6%
3i Group Plc	131	1,606
Admiral Group Plc	27	657
Anglo American Plc	185	3,327
Antofagasta Plc	52	665
Ashtead Group Plc	67	1,625
Associated British Foods Plc	49	2,116
AstraZeneca Plc	172	11,498
Auto Trader Group Plc	127	666
Aviva Plc	552	3,808
Babcock International Group Plc	33	361
BAE Systems Plc	432	3,664
Barclays Plc	2,317	5,998
Barratt Developments Plc	139	1,146
Berkeley Group Holdings Plc	18	894
BHP Billiton Plc	287	5,056
BP Plc	2,684	17,164
British American Tobacco Plc	314	19,641
British Land Co. Plc	135	1,089
BT Group Plc	1,150	4,371
Bunzl Plc	45	1,364
Burberry Group Plc	59	1,383
Capita Group Plc	90	678
Capital Shopping Centres Group Plc (a)	114	351
Carnival Plc	25	1,609
Centrica Plc	761	1,909
Cobham Plc	321	627
Coca-Cola European Partners Plc	29	1,218

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Coca-Cola HBC AG	25	837
Compass Group Plc	215	4,556
ConvaTec Group Plc (b)	158	581
Croda International Plc	18	911
DCC Plc	12	1,210
Diageo Plc	343	11,270
Direct Line Insurance Group Plc	188	916
Dixons Carphone Plc	144	374
easyJet Plc	21	335
Experian Plc	127	2,551
Ferguson Plc	35	2,303
Fiat Chrysler Automobiles NV (b)	148	2,665
Fresnillo Plc	33	616
G4S Plc	211	787
GKN Plc	235	1,087
GlaxoSmithKline Plc	670	13,371
Hammerson Plc	107	767
Hargreaves Lansdown Plc	34	676
Hikma Pharmaceuticals Plc (a)	21	346
HSBC Holdings Plc	2,736	27,036
IMI Plc	35	582
Imperial Brands Plc	130	5,565
Inmarsat Plc	67	576
InterContinental Hotels Group Plc	24	1,273
International Consolidated Airlines Group SA	87	693
Intertek Group Plc	22	1,451
Investec Plc	85	623
ITV Plc	499	1,169
J Sainsbury Plc	216	688
Johnson Matthey Plc	26	1,214
Kingfisher Plc	295	1,181
Land Securities Group Plc	102	1,330
Legal & General Group Plc	828	2,884
Lloyds Banking Group Plc	9,774	8,880
London Stock Exchange Group Plc	42	2,169
Marks & Spencer Group Plc	222	1,053
Mediclinic International Plc	55	475
Meggitt Plc	101	706
Merlin Entertainments Plc	93	552
Micro Focus International Plc	33	1,064
Micro Focus International Plc - ADR (b)	26	835
Mondi Plc	49	1,318
National Grid Plc	468	5,794
Next Plc	20	1,422
Old Mutual Plc	683	1,778
Pearson Plc	112	921
Persimmon Plc	42	1,472
Provident Financial Plc (a)	22	244
Prudential Plc (d)	352	8,436
Reckitt Benckiser Group Plc	91	8,300
Relx Plc	145	3,183
Rio Tinto Plc	168	7,802
Rolls-Royce Holdings Plc	230	2,735
Royal Bank of Scotland Group Plc (b)	491	1,767
Royal Mail Plc	117	600
RSA Insurance Group Plc	145	1,208
Sage Group Plc	145	1,355
Schroders Plc	18	789
Segro Plc	136	978
Severn Trent Plc	32	938
Shire Plc	124	6,276
Sky Plc	143	1,751
Smith & Nephew Plc	121	2,194
Smiths Group Plc	55	1,153
SSE Plc	137	2,555
St. James's Place Plc	75	1,149
Standard Chartered Plc (b)	447	4,445
Standard Life Aberdeen Plc	372	2,160
Tate & Lyle Plc	60	518
Taylor Wimpey Plc	451	1,183
Tesco Plc (b)	1,136	2,850
Travis Perkins Plc	33	632

	Shares/Par†	Value
TUI AG	61	1,030
Unilever Plc	175	10,111
United Utilities Group Plc	96	1,096
Vodafone Group Plc	3,628	10,166
Weir Group Plc	29	765
Whitbread Plc	25	1,277
WM Morrison Supermarkets Plc	304	953
Worldpay Group Plc	276	1,504
WPP Plc	173	3,208
		310,665
United States of America 0.2%
AerCap Holdings NV (b)	21	1,048
Jardine Strategic Holdings Ltd.	31	1,322
Qiagen NV (b)	28	896
Taro Pharmaceutical Industries Ltd. (b)	1	153
		3,419
Total Common Stocks (cost $1,661,872)		1,954,500
PREFERRED STOCKS 0.6%
Germany 0.5%
Bayerische Motoren Werke AG	7	633
Fuchs Petrolub SE	10	605
Henkel AG & Co. KGaA (e)	24	3,290
Porsche Automobil Holding SE (e)	20	1,307
Schaeffler AG	24	393
Volkswagen AG (e)	25	4,110
		10,338
Switzerland 0.1%
Lindt & Spruengli AG (e)	—	771
Schindler Holding AG (e)	6	1,275
		2,046
Total Preferred Stocks (cost $10,896)		12,384
RIGHTS 0.0%
Singapore 0.0%
CapitaLand Commercial Trust (b) (f)	50	11
Total Rights (cost $0)		11
SHORT TERM INVESTMENTS 1.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.89% (d) (g)	16,678	16,678
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 1.02% (d) (g)	16,962	16,962
Treasury Securities 0.1%
U.S. Treasury Bill
1.02%, 12/07/17 (h)	1,462	1,459
Total Short Term Investments (cost $35,099)		35,099
Total Investments 100.3% (cost $1,707,867)		2,001,994
Other Derivative Instruments (0.0)%		(31)
Other Assets and Liabilities, Net (0.3)%		(5,746)
Total Net Assets 100.0%		$1,996,217

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Convertible security.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

(h) All or a portion of the security is pledged or segregated as collateral.

Long Term Investments in Affiliates

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Plc	9,377	675	3,258	252	1,975	(333)	8,436	0.4
	9,377	675	3,258	252	1,975	(333)	8,436	0.4

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	23	December 2017	AUD	3,275	$10	$(13)
Euro STOXX 50	259	December 2017	EUR	9,093	80	200
FTSE 100 Index	64	December 2017	GBP	4,689	45	2
Tokyo Price Index	48	December 2017	JPY	775,547	(11)	255
					$124	$444

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
AUD/USD	BNP	12/20/17	AUD	282	$221	$(3)
AUD/USD	GSC	12/20/17	AUD	1,847	1,447	(27)
AUD/USD	SCB	12/20/17	AUD	284	222	(2)
EUR/USD	BNP	12/20/17	EUR	527	626	(9)
EUR/USD	CIT	12/20/17	EUR	565	670	(9)
EUR/USD	GSC	12/20/17	EUR	455	541	(6)
EUR/USD	GSC	12/20/17	EUR	71	84	—
EUR/USD	SCB	12/20/17	EUR	706	838	(4)
EUR/USD	UBS	12/20/17	EUR	4,099	4,866	(56)
GBP/USD	GSC	12/20/17	GBP	217	291	(4)
GBP/USD	GSC	12/20/17	GBP	1,271	1,707	19
GBP/USD	UBS	12/20/17	GBP	289	388	(4)
GBP/USD	UBS	12/20/17	GBP	799	1,073	12
GBP/USD	WBC	12/20/17	GBP	363	488	(4)
JPY/USD	BCL	12/20/17	JPY	82,750	738	(2)
JPY/USD	BMO	12/20/17	JPY	313,800	2,800	(50)
JPY/USD	GSC	12/20/17	JPY	65,120	581	(5)
JPY/USD	SGA	12/20/17	JPY	33,140	296	(1)
					$17,877	$(155)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
COMMON STOCKS 99.9%
Consumer Discretionary 13.2%
ARAMARK Corp.	—	$8
Autoliv Inc. (a)	—	9
AutoNation Inc. (a) (b)	—	3
Best Buy Co. Inc.	—	13
BorgWarner Inc.	—	9
Buckle Inc.	—	—
Caleres Inc.	—	1
Callaway Golf Co.	—	1
Carmax Inc. (b)	—	12
Charter Communications Inc. - Class A (b)	—	67
Choice Hotels International Inc.	—	2
Columbia Sportswear Co.	—	1
CSS Industries Inc.	—	—
Darden Restaurants Inc.	—	8
Deckers Outdoor Corp. (b)	—	2
Discovery Communications Inc. - Class A (b)	—	3
Discovery Communications Inc. - Class C (b)	—	4
Domino's Pizza Inc.	—	8
Ethan Allen Interiors Inc.	—	1
Foot Locker Inc.	—	4
GameStop Corp. - Class A	—	2
Gap Inc.	—	6
Garmin Ltd.	—	6
HanesBrands Inc.	—	8
Harley-Davidson Inc.	—	7
Hasbro Inc.	—	9
Hilton Worldwide Holdings Inc.	—	12
HSN Inc.	—	1
Jack in the Box Inc.	—	3
John Wiley & Sons Inc. - Class A	—	2
Kohl's Corp.	—	7
La-Z-Boy Inc.	—	1
Liberty Global Plc - Class A (b)	—	1
Liberty Global Plc - Class A (b)	—	6
Liberty Global Plc - Class C (b)	—	3
Liberty Global Plc - Class C (b)	1	16
LKQ Corp. (b)	—	9
Lowe's Cos. Inc.	1	58
Marriott International Inc. - Class A	—	30
Mattel Inc.	—	4
McDonald's Corp.	1	109
Meritage Homes Corp. (b)	—	2
Michael Kors Holdings Ltd. (b)	—	6
Mohawk Industries Inc. (b)	—	13
Netflix Inc. (b)	1	67
New York Times Co. - Class A	—	3
Newell Brands Inc.	1	18
Nike Inc. - Class B	1	59
Nordstrom Inc.	—	5
NutriSystem Inc.	—	2
Office Depot Inc.	1	2
Pier 1 Imports Inc.	—	—
Pool Corp.	—	4
Priceline Group Inc. (b)	—	77
PVH Corp.	—	8
Royal Caribbean Cruises Ltd.	—	17
Scholastic Corp.	—	1
Scripps Networks Interactive Inc. - Class A	—	6
Shutterfly Inc. (b)	—	2
Signet Jewelers Ltd.	—	4
Starbucks Corp.	1	67
Tesla Inc. (a) (b)	—	38
Tiffany & Co.	—	10
Time Warner Inc.	1	68
Tractor Supply Co.	—	7
Tupperware Brands Corp.	—	3
Ulta Beauty Inc. (b)	—	11
Under Armour Inc. - Class A (a) (b)	—	3
Under Armour Inc. - Class C (a) (b)	—	3
Vail Resorts Inc.	—	8
VF Corp.	—	18
	Shares/Par†	Value
Walt Disney Co.	2	132
Weyco Group Inc.	—	—
Wolverine World Wide Inc.	—	2
		1,122
Consumer Staples 8.5%
Archer-Daniels-Midland Co.	1	21
Avon Products Inc. (b)	1	1
Bunge Ltd.	—	8
Campbell Soup Co.	—	7
Clorox Co.	—	14
Coca-Cola Co.	4	156
Colgate-Palmolive Co.	1	52
Darling Ingredients Inc. (b)	—	2
Dr. Pepper Snapple Group Inc.	—	14
Estee Lauder Cos. Inc. - Class A	—	21
General Mills Inc.	1	26
Hain Celestial Group Inc. (b)	—	4
Hormel Foods Corp.	—	8
Ingredion Inc.	—	7
JM Smucker Co.	—	10
Kellogg Co.	—	14
Kimberly-Clark Corp.	—	36
Kraft Heinz Foods Co.	1	40
McCormick & Co. Inc.	—	10
Mondelez International Inc. - Class A	1	53
Procter & Gamble Co.	2	199
Sysco Corp.	1	23
United Natural Foods Inc. (b)	—	2
		728
Energy 4.8%
Apache Corp.	1	15
Baker Hughes a GE Co. - Class A	1	13
Clean Energy Fuels Corp. (b)	—	—
ConocoPhillips Co.	1	53
Core Laboratories NV (a)	—	4
Denbury Resources Inc. (b)	—	—
Devon Energy Corp.	1	16
Energen Corp. (b)	—	5
EQT Corp.	—	10
Hess Corp.	—	11
Marathon Oil Corp.	1	10
Marathon Petroleum Corp.	1	25
National Oilwell Varco Inc.	1	12
Newfield Exploration Co. (b)	—	5
Noble Energy Inc.	1	11
Occidental Petroleum Corp.	1	42
ONEOK Inc.	1	18
Phillips 66	1	34
Pioneer Natural Resources Co.	—	22
QEP Resources Inc. (b)	—	2
Schlumberger Ltd.	1	83
Southwestern Energy Co. (b)	1	3
TechnipFMC Plc (b)	1	11
		405
Financials 10.9%
Aflac Inc.	1	28
Allstate Corp.	—	29
Ally Financial Inc.	1	9
American Express Co.	1	59
Ameriprise Financial Inc.	—	19
Bank of Hawaii Corp.	—	3
Bank of New York Mellon Corp. (c)	1	47
BlackRock Inc.	—	46
Cathay General Bancorp	—	3
Charles Schwab Corp.	1	45
Chubb Ltd.	1	57
CIT Group Inc.	—	6
Citizens Financial Group Inc.	1	16
CME Group Inc.	—	39
Comerica Inc.	—	12
FactSet Research Systems Inc.	—	6
Franklin Resources Inc.	—	13
Hartford Financial Services Group Inc.	1	17
Heartland Financial USA Inc.	—	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
International Bancshares Corp.	—	2
Invesco Ltd.	1	12
KeyCorp	1	18
Legg Mason Inc.	—	3
Loews Corp.	—	12
M&T Bank Corp.	—	19
Marsh & McLennan Cos. Inc.	1	37
Moody's Corp.	—	20
New York Community Bancorp Inc.	1	5
Northern Trust Corp.	—	17
Old National Bancorp	—	2
People's United Financial Inc.	—	5
PNC Financial Services Group Inc.	1	56
Principal Financial Group Inc.	—	16
Progressive Corp.	1	24
Prudential Financial Inc.	1	39
Regions Financial Corp.	1	16
S&P Global Inc.	—	35
Signature Bank (b)	—	6
State Street Corp.	1	31
SVB Financial Group (b)	—	8
T. Rowe Price Group Inc.	—	19
TD Ameritrade Holding Corp.	—	11
Travelers Cos. Inc.	—	29
Umpqua Holdings Corp.	—	4
Voya Financial Inc.	—	6
Willis Towers Watson Plc	—	17
		924
Health Care 12.7%
Agilent Technologies Inc.	—	18
Align Technology Inc. (b)	—	12
AmerisourceBergen Corp.	—	12
Amgen Inc.	1	117
Becton Dickinson & Co.	—	38
Biogen Inc. (b)	—	57
BioMarin Pharmaceutical Inc. (b)	—	14
Bio-Techne Corp.	—	4
Bristol-Myers Squibb Co.	2	90
Cardinal Health Inc.	—	18
Celgene Corp. (b)	1	97
Centene Corp. (b)	—	14
Cerner Corp. (b)	—	18
CIGNA Corp.	—	41
Cooper Cos. Inc.	—	10
DENTSPLY SIRONA Inc.	—	12
Edwards Lifesciences Corp. (b)	—	20
Envision Healthcare Corp. (b)	—	4
Gilead Sciences Inc.	1	91
HCA Healthcare Inc. (b)	—	20
Henry Schein Inc. (b)	—	11
Hologic Inc. (b)	—	9
Humana Inc.	—	30
Idexx Laboratories Inc. (b)	—	12
Jazz Pharmaceuticals Plc (b)	—	7
Laboratory Corp. of America Holdings (b)	—	13
MEDNAX Inc. (b)	—	3
Merck & Co. Inc.	3	150
Mettler-Toledo International Inc. (b)	—	14
PAREXEL International Corp. (b)	—	4
Patterson Cos. Inc.	—	3
Quest Diagnostics Inc.	—	11
Quintiles IMS Holdings Inc. (b)	—	11
ResMed Inc.	—	9
Select Medical Holdings Corp. (b)	—	2
TESARO Inc. (b)	—	4
Varian Medical Systems Inc. (b)	—	8
Vertex Pharmaceuticals Inc. (b)	—	32
Waters Corp. (b)	—	12
Zoetis Inc. - Class A	1	27
		1,079
Industrials 10.4%
3M Co.	1	107
ACCO Brands Corp. (b)	—	1
Acuity Brands Inc.	—	6
	Shares/Par†	Value
AGCO Corp.	—	4
Air Lease Corp. - Class A	—	4
Allegion Plc	—	7
Amerco Inc.	—	2
AO Smith Corp.	—	7
Applied Industrial Technologies Inc.	—	2
ArcBest Corp.	—	1
Avis Budget Group Inc. (b)	—	3
Builders FirstSource Inc. (b)	—	2
C.H. Robinson Worldwide Inc.	—	9
Caterpillar Inc.	1	63
Copart Inc. (b)	—	6
CSX Corp.	1	43
Cummins Inc.	—	23
Deere & Co.	—	29
Delta Air Lines Inc.	—	8
Deluxe Corp.	—	3
Dover Corp.	—	12
Dun & Bradstreet Corp.	—	4
Eaton Corp. Plc	1	29
Echo Global Logistics Inc. (b)	—	—
EMCOR Group Inc.	—	4
Essendant Inc.	—	—
Expeditors International of Washington Inc.	—	9
Exponent Inc.	—	2
Fastenal Co.	—	11
Flowserve Corp.	—	5
Fortive Corp.	—	19
Fortune Brands Home & Security Inc.	—	9
Genesee & Wyoming Inc. - Class A (b)	—	4
Graco Inc.	—	6
Granite Construction Inc.	—	2
H&E Equipment Services Inc.	—	1
Heidrick & Struggles International Inc.	—	—
Hertz Global Holdings Inc. (a) (b)	—	1
HNI Corp.	—	2
ICF International Inc. (b)	—	1
IHS Markit Ltd. (b)	1	15
Illinois Tool Works Inc.	—	39
Ingersoll-Rand Plc	—	20
Interface Inc.	—	1
Johnson Controls International Plc	1	32
Kansas City Southern	—	10
Kelly Services Inc. - Class A	—	1
Knoll Inc.	—	1
Lennox International Inc.	—	6
Lincoln Electric Holdings Inc.	—	5
Manpower Inc.	—	7
Masco Corp.	—	11
Meritor Inc. (b)	—	2
Middleby Corp. (b)	—	6
Navigant Consulting Inc. (b)	—	1
Norfolk Southern Corp.	—	33
On Assignment Inc. (b)	—	2
Owens Corning Inc.	—	7
Parker Hannifin Corp.	—	20
Quanta Services Inc. (b)	—	5
Resources Connection Inc.	—	—
Robert Half International Inc.	—	5
Rockwell Automation Inc.	—	20
Roper Industries Inc.	—	21
RPX Corp. (b)	—	—
RR Donnelley & Sons Co.	—	1
Ryder System Inc.	—	4
Sensata Technologies Holding NV (b)	—	7
Snap-On Inc.	—	7
Southwest Airlines Co.	—	7
Stanley Black & Decker Inc.	—	20
Steelcase Inc. - Class A	—	2
Team Inc. (b)	—	—
Tennant Co.	—	1
Tetra Tech Inc.	—	2
Timken Co.	—	3
TrueBlue Inc. (b)	—	1
United Parcel Service Inc. - Class B	1	71

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
United Rentals Inc. (b)	—	10
WABCO Holdings Inc. (b)	—	7
Wabtec Corp.	—	6
Wesco Aircraft Holdings Inc. (b)	—	—
WW Grainger Inc.	—	8
Xylem Inc.	—	10
		888
Information Technology 28.1%
Accenture Plc - Class A	1	72
Adobe Systems Inc. (b)	1	63
Advanced Micro Devices Inc. (b)	1	9
Alphabet Inc. - Class A (b)	—	248
Alphabet Inc. - Class C (b)	—	256
Analog Devices Inc.	—	27
Ansys Inc. (b)	—	9
Applied Materials Inc.	1	48
Autodesk Inc. (b)	—	19
Automatic Data Processing Inc.	1	42
CA Inc.	—	9
Cadence Design Systems Inc. (b)	—	9
Calix Inc. (b)	—	—
Cisco Systems Inc.	4	144
Citrix Systems Inc. (b)	—	10
Cognizant Technology Solutions Corp. - Class A	1	37
Convergys Corp.	—	2
Corning Inc.	1	24
Dell Technologies Inc. - Class V (b)	—	14
F5 Networks Inc. (b)	—	7
FleetCor Technologies Inc. (b)	—	12
Flextronics International Ltd. (b)	1	7
Fortinet Inc. (b)	—	5
Hewlett Packard Enterprise Co.	2	21
HP Inc.	2	29
Intel Corp.	4	153
International Business Machines Corp.	1	111
Intuit Inc.	—	30
Itron Inc. (b)	—	2
Lam Research Corp.	—	26
Microchip Technology Inc.	—	18
Microsoft Corp.	6	467
Motorola Solutions Inc.	—	12
Nvidia Corp.	1	91
Oracle Corp.	3	128
Plantronics Inc.	—	1
Salesforce.com Inc. (b)	1	54
Skyworks Solutions Inc.	—	16
Super Micro Computer Inc. (b)	—	1
Symantec Corp.	1	17
TE Connectivity Ltd.	—	25
Teradata Corp. (b)	—	4
Texas Instruments Inc.	1	76
Trimble Inc. (b)	—	8
Western Union Co.	1	8
Workday Inc. - Class A (b)	—	12
Xerox Corp.	—	6
		2,389
Materials 2.8%
Air Products & Chemicals Inc.	—	28
Albemarle Corp.	—	13
Avery Dennison Corp.	—	7
Axalta Coating Systems Ltd. (b)	—	5
Ball Corp.	—	12
Compass Minerals International Inc.	—	2
Domtar Corp.	—	2
Ecolab Inc.	—	29
HB Fuller Co.	—	2
International Flavors & Fragrances Inc.	—	10
Minerals Technologies Inc.	—	2
Mosaic Co.	—	6
Nucor Corp.	—	15
PPG Industries Inc.	—	24
Praxair Inc.	—	34
Schnitzer Steel Industries Inc. - Class A	—	1
Sealed Air Corp.	—	7
	Shares/Par†	Value
Sherwin-Williams Co.	—	26
Sonoco Products Co.	—	4
WestRock Co.	—	12
		241
Real Estate 4.4%
American Tower Corp.	1	50
AvalonBay Communities Inc.	—	21
Boston Properties Inc.	—	16
CBRE Group Inc. - Class A (b)	—	10
Corporate Office Properties Trust	—	3
Digital Realty Trust Inc.	—	21
Duke Realty Corp.	—	9
Equinix Inc.	—	30
Equity Residential Properties Inc.	—	21
Federal Realty Investment Trust	—	8
Forest City Realty Trust Inc. - Class A	—	5
HCP Inc.	1	11
Host Hotels & Resorts Inc.	1	12
Iron Mountain Inc.	—	8
Jones Lang LaSalle Inc.	—	5
Liberty Property Trust	—	5
Macerich Co.	—	6
Potlatch Corp.	—	2
ProLogis Inc.	1	29
Realogy Holdings Corp.	—	4
SBA Communications Corp. (b)	—	15
Simon Property Group Inc.	—	43
UDR Inc.	—	9
Vornado Realty Trust	—	11
Weyerhaeuser Co.	1	22
		376
Telecommunication Services 2.4%
CenturyLink Inc. (a)	1	9
Cincinnati Bell Inc. (b)	—	1
Level 3 Communications Inc. (b)	—	14
Sprint Corp. (b)	1	5
Verizon Communications Inc.	4	173
		202
Utilities 1.7%
AES Corp.	1	6
Alliant Energy Corp.	—	8
American Water Works Co. Inc.	—	12
Avista Corp.	—	3
CenterPoint Energy Inc.	1	10
CMS Energy Corp.	—	11
Consolidated Edison Inc.	—	21
Eversource Energy	—	16
MDU Resources Group Inc.	—	4
New Jersey Resources Corp.	—	3
NiSource Inc.	—	7
Northwest Natural Gas Co.	—	2
Ormat Technologies Inc.	—	2
Sempra Energy	—	23
WEC Energy Group Inc.	—	17
WGL Holdings Inc.	—	4
		149
Total Common Stocks (cost $8,245)		8,503
INVESTMENT COMPANIES 0.1%
iShares MSCI KLD 400 Social ETF	—	8
Total Investment Companies (cost $8)		8
SHORT TERM INVESTMENTS 0.1%
Securities Lending Collateral 0.1%
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	12	12
Total Short Term Investments (cost $12)		12
Total Investments 100.1% (cost $8,265)		8,523
Other Assets and Liabilities, Net (0.1)%		(12)
Total Net Assets 100.0%		$8,511

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

of September 30, 2017.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	—	66	23	—	2	2	47	0.6
	—	66	23	—	2	2	47	0.6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.8%
Ally Auto Receivables Trust
Series 2015-A4-2, 1.84%, 01/15/19	1,000	$1,001
American Express Credit Account Master Trust
Series 2017-A-1, 1.93%, 02/18/20	700	701
Capital One Multi-Asset Execution Trust
Series 2016-A4-A4, 1.33%, 08/15/19	1,200	1,190
CFCRE Commercial Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/15/27	1,250	1,286
Chase Issuance Trust
Series 2015-A4-A4, 1.84%, 04/15/20	500	499
Citibank Credit Card Issuance Trust
Series 2014-A1-A1, 2.88%, 01/21/21	300	308
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/10/24	500	521
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	725
COMM Mortgage Trust
Series 2014-A2-LC15, REMIC, 2.84%, 03/10/19	400	405
Series 2015-A2-DC1, REMIC, 2.87%, 01/10/20	490	498
Series 2013-A4-CR11, REMIC, 4.26%, 09/10/23	650	703
Commercial Mortgage Pass-Through Certificates
Series 2014-A2-CR14, REMIC, 3.15%, 01/10/19	145	147
Commercial Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/10/24	500	519
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	525
Series 2014-AM-UBS4, REMIC, 3.97%, 07/10/24	400	416
Series 2015-A4-DC1, REMIC, 3.08%, 12/10/24	500	508
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,013
Delta Air Lines Pass-Through Trust
Series 2007-A-1, 6.82%, 08/10/22	242	279
Discover Card Execution Note Trust
Series 2017-A2-A2, 2.39%, 01/18/22	1,000	1,009
Ford Credit Auto Owner Trust
Series 2016-A4-A, 1.60%, 06/15/21	1,000	996
GS Mortgage Securities Trust
Series 2012-A3-GC6, REMIC, 3.48%, 11/10/21	747	778
Honda Auto Receivables Owner Trust
Series 2016-A3-4, 1.21%, 12/18/19	1,255	1,246
JPMBB Commercial Mortgage Securities Trust
Series 2014-A2-C19, REMIC, 3.05%, 04/15/19	150	152
Series 2015-A1-C28, REMIC, 1.45%, 01/15/20	311	309
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	536
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-A2-C11, REMIC, 3.09%, 08/15/18	391	395
Series 2012-A4-C6, REMIC, 2.86%, 09/15/22	250	254
Series 2014-A5-C17, REMIC, 3.74%, 07/15/24	500	523
SG Commercial Mortgage Securities Trust
Series 2016-A4-C5, REMIC, 3.06%, 06/10/26	1,000	986
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/10/22	350	359
Series 2012-A5-C4, REMIC, 2.85%, 12/10/22	500	506
United Airlines Inc. Pass-Through Trust
Series 2013-A-1, 4.30%, 08/15/25	213	228
Series 2014-A-2, 3.75%, 09/03/26	177	184
US Airways Pass-Through Trust
Series 2013-A-1, 3.95%, 11/15/25	201	210
Wells Fargo-RBS Commercial Mortgage Trust
Series 2013-A2-C17, REMIC, 2.92%, 11/15/18	500	505
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	360	365
Series 2014-A5-C21, REMIC, 3.68%, 07/15/24	500	523
WF-RBS Commercial Mortgage Trust
Series 2013-A2-C11, REMIC, 2.03%, 02/16/18	181	181
Total Non-U.S. Government Agency Asset-Backed Securities (cost $21,432)		21,489
CORPORATE BONDS AND NOTES 25.7%
Consumer Discretionary 2.3%
21st Century Fox America Inc.
4.50%, 02/15/21	400	427
3.00%, 09/15/22	350	357
6.20%, 12/15/34	50	62
6.15%, 02/15/41	550	689
	Shares/Par†	Value
Amazon.com Inc.
2.60%, 12/05/19	300	305
2.50%, 11/29/22	200	201
3.15%, 08/22/27 (a)	1,140	1,147
3.88%, 08/22/37 (a)	170	172
4.25%, 08/22/57 (a)	320	328
AutoZone Inc.
3.25%, 04/15/25	350	345
3.75%, 06/01/27	200	202
Board of Trustees of the Leland Stanford Junior University
3.65%, 05/01/48	20	21
BorgWarner Inc.
4.38%, 03/15/45	200	202
California Institute of Technology
4.32%, 08/01/45	40	45
Carnival Corp.
3.95%, 10/15/20	200	210
CBS Corp.
4.00%, 01/15/26	500	518
7.88%, 07/30/30	125	172
4.85%, 07/01/42	150	158
Charter Communications Operating LLC
3.58%, 07/23/20	500	513
4.91%, 07/23/25	640	685
6.48%, 10/23/45	210	246
Comcast Corp.
2.75%, 03/01/23	50	51
3.38%, 08/15/25	290	299
4.20%, 08/15/34	500	531
6.50%, 11/15/35	100	133
6.95%, 08/15/37	250	348
4.75%, 03/01/44	300	336
4.00%, 08/15/47	50	51
Discovery Communications LLC
5.63%, 08/15/19	62	66
3.95%, 03/20/28	105	105
5.00%, 09/20/37	150	153
6.35%, 06/01/40	100	116
5.20%, 09/20/47	75	76
Dollar General Corp.
3.25%, 04/15/23	250	255
Ford Motor Co.
4.35%, 12/08/26	200	208
7.45%, 07/16/31	300	389
4.75%, 01/15/43	300	294
5.29%, 12/08/46	200	210
General Motors Co.
5.00%, 04/01/35	440	448
5.15%, 04/01/38	70	72
5.40%, 04/01/48	190	197
Grupo Televisa SAB
6.63%, 03/18/25	100	120
Hasbro Inc.
6.35%, 03/15/40	300	366
Home Depot Inc.
2.00%, 06/15/19 - 04/01/21	610	611
3.00%, 04/01/26	500	503
5.88%, 12/16/36	600	775
3.50%, 09/15/56	200	184
Interpublic Group of Cos. Inc.
4.20%, 04/15/24	250	263
Johnson Controls International Plc
3.75%, 12/01/21	250	261
Kohl's Corp.
4.00%, 11/01/21 (b)	300	310
4.25%, 07/17/25 (b)	500	508
Lowe's Cos. Inc.
4.63%, 04/15/20	100	106
4.38%, 09/15/45	150	161
Macy's Retail Holdings Inc.
6.65%, 07/15/24	200	219
6.90%, 04/01/29	250	265
Marriott International Inc.
3.13%, 10/15/21 - 06/15/26	800	799

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Mattel Inc.
2.35%, 05/06/19	200	201
McDonald's Corp.
2.75%, 12/09/20	230	234
3.70%, 01/30/26	175	183
6.30%, 03/01/38	200	260
4.88%, 12/09/45	165	185
NBCUniversal Media LLC
5.15%, 04/30/20	200	216
4.38%, 04/01/21	500	537
6.40%, 04/30/40	250	336
Newell Rubbermaid Inc.
5.50%, 04/01/46 (c)	200	237
Nike Inc.
2.25%, 05/01/23	200	198
Nordstrom Inc.
4.00%, 10/15/21	225	230
Scripps Networks Interactive Inc.
2.80%, 06/15/20	250	252
3.50%, 06/15/22	250	256
Starbucks Corp.
2.70%, 06/15/22	225	229
Target Corp.
2.30%, 06/26/19	200	202
3.63%, 04/15/46	300	282
Thomson Reuters Corp.
3.95%, 09/30/21	200	210
Time Warner Cable Inc.
8.75%, 02/14/19	169	184
7.30%, 07/01/38	300	376
6.75%, 06/15/39	300	358
Time Warner Inc.
3.40%, 06/15/22	500	515
2.95%, 07/15/26	500	473
7.63%, 04/15/31	200	273
6.10%, 07/15/40	200	233
4.85%, 07/15/45	90	92
TJX Cos. Inc.
2.75%, 06/15/21	200	204
Toyota Motor Credit Corp.
2.13%, 07/18/19	200	201
University of Notre Dame du Lac
3.44%, 02/15/45	250	247
University of Southern California
3.03%, 10/01/39	450	422
5.25%, 10/01/11	20	24
Viacom Inc.
5.63%, 09/15/19	500	533
3.88%, 04/01/24	250	250
4.38%, 03/15/43	300	258
Walt Disney Co.
2.75%, 08/16/21	300	306
7.00%, 03/01/32	50	70
4.38%, 08/16/41	250	268
Wyndham Worldwide Corp.
3.90%, 03/01/23	500	497
		26,826
Consumer Staples 1.6%
Altria Group Inc.
2.85%, 08/09/22	500	510
4.50%, 05/02/43	200	214
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	200	214
2.50%, 07/15/22	300	302
4.44%, 10/06/48	662	708
Archer-Daniels-Midland Co.
2.50%, 08/11/26	300	287
4.02%, 04/16/43	250	257
BAT Capital Corp.
2.76%, 08/15/22 (a)	310	311
4.39%, 08/15/37 (a)	150	153
4.54%, 08/15/47 (a)	150	153
Campbell Soup Co.
4.25%, 04/15/21	300	319
	Shares/Par†	Value
Church & Dwight Co. Inc.
3.15%, 08/01/27	200	198
3.95%, 08/01/47	200	198
Clorox Co.
3.80%, 11/15/21	250	264
Coca-Cola Co.
3.15%, 11/15/20	300	311
Coca-Cola Femsa SAB de CV
3.88%, 11/26/23	200	211
Costco Wholesale Corp.
3.00%, 05/18/27	80	80
CVS Caremark Corp.
4.13%, 05/15/21	400	424
CVS Health Corp.
2.80%, 07/20/20	280	285
3.50%, 07/20/22	500	519
2.88%, 06/01/26	500	483
5.13%, 07/20/45	200	230
Diageo Investment Corp.
8.00%, 09/15/22	100	125
General Mills Inc.
3.65%, 02/15/24	303	315
H.J. Heinz Finance Co.
6.75%, 03/15/32	500	639
JM Smucker Co.
3.50%, 03/15/25	300	307
Kellogg Co.
4.15%, 11/15/19	140	146
4.00%, 12/15/20	127	134
Kimberly-Clark Corp.
7.50%, 11/01/18	250	265
1.90%, 05/22/19	200	200
Kraft Foods Group Inc.
5.00%, 06/04/42	200	213
Kraft Heinz Foods Co.
2.80%, 07/02/20	210	214
5.20%, 07/15/45	80	88
4.38%, 06/01/46	205	201
Kroger Co.
6.15%, 01/15/20	200	218
7.50%, 04/01/31	150	196
Mead Johnson Nutrition Co.
4.60%, 06/01/44	200	219
Molson Coors Brewing Co.
3.00%, 07/15/26	500	487
Pepsi Bottling Group Inc.
7.00%, 03/01/29	575	778
PepsiCo Inc.
3.10%, 07/17/22	500	519
4.45%, 04/14/46	180	200
3.45%, 10/06/46	90	85
Philip Morris International Inc.
1.88%, 01/15/19	500	502
2.90%, 11/15/21	300	306
4.38%, 11/15/41	300	318
Procter & Gamble Co.
2.30%, 02/06/22	500	503
5.55%, 03/05/37	10	13
Reynolds American Inc.
8.13%, 06/23/19 (c)	250	275
4.85%, 09/15/23	150	165
5.70%, 08/15/35	100	117
5.85%, 08/15/45	210	255
Sysco Corp.
2.60%, 06/12/22	500	501
Tyson Foods Inc.
5.15%, 08/15/44	200	229
Unilever Capital Corp.
4.80%, 02/15/19	500	521
Walgreens Boots Alliance Inc.
3.80%, 11/18/24	200	207
4.50%, 11/18/34	200	208
Wal-Mart Stores Inc.
4.13%, 02/01/19	300	310
4.25%, 04/15/21	400	430

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
5.25%, 09/01/35	500	611
6.20%, 04/15/38	238	323
4.88%, 07/08/40	300	353
4.30%, 04/22/44	150	166
		18,493
Energy 2.7%
Anadarko Petroleum Corp.
6.45%, 09/15/36	250	295
4.50%, 07/15/44	200	190
Apache Corp.
3.63%, 02/01/21	400	413
4.75%, 04/15/43	200	201
Baker Hughes Inc.
3.20%, 08/15/21	75	77
Boardwalk Pipelines LP
3.38%, 02/01/23	200	199
BP Capital Markets Plc
2.32%, 02/13/20	250	252
3.06%, 03/17/22	200	205
3.81%, 02/10/24	500	526
3.28%, 09/19/27	90	90
Burlington Resources Finance Co.
7.20%, 08/15/31	100	134
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	170
6.25%, 03/15/38	300	360
Cenovus Energy Inc.
5.40%, 06/15/47 (a)	500	501
Chevron Corp.
1.79%, 11/16/18	415	416
2.10%, 05/16/21	145	145
3.19%, 06/24/23	500	518
2.95%, 05/16/26	110	110
Columbia Pipeline Group Inc.
5.80%, 06/01/45	100	120
Concho Resources Inc.
4.88%, 10/01/47	45	47
Conoco Funding Co.
7.25%, 10/15/31	75	101
ConocoPhillips Co.
4.15%, 11/15/34 (b)	200	206
ConocoPhillips Holding Co.
6.95%, 04/15/29	200	260
Devon Energy Corp.
4.00%, 07/15/21	750	781
5.85%, 12/15/25	57	66
Ecopetrol SA
4.13%, 01/16/25	250	250
Enable Midstream Partners LP
3.90%, 05/15/24	200	201
Enbridge Energy Partners LP
7.50%, 04/15/38	200	253
Energy Transfer Partners LP
9.70%, 03/15/19	222	245
4.75%, 01/15/26	350	369
7.50%, 07/01/38	200	245
6.50%, 02/01/42	150	171
Enterprise Products Operating LLC
5.25%, 01/31/20	300	321
3.70%, 02/15/26	350	360
6.88%, 03/01/33	25	32
6.45%, 09/01/40	100	126
4.45%, 02/15/43	150	153
4.95%, 10/15/54	300	318
EOG Resources Inc.
2.63%, 03/15/23	200	199
3.15%, 04/01/25	200	199
Exxon Mobil Corp.
1.71%, 03/01/19	415	415
2.22%, 03/01/21	410	413
3.04%, 03/01/26	315	321
4.11%, 03/01/46	205	221
Halliburton Co.
3.80%, 11/15/25	150	154
	Shares/Par†	Value
7.45%, 09/15/39	250	349
5.00%, 11/15/45	120	132
Hess Corp.
7.30%, 08/15/31	23	27
5.60%, 02/15/41	400	399
HollyFrontier Corp.
5.88%, 04/01/26	240	262
Kerr-McGee Corp.
6.95%, 07/01/24	230	274
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	500	544
3.50%, 09/01/23	300	304
5.00%, 03/01/43	300	299
5.40%, 09/01/44	250	259
Kinder Morgan Inc.
5.30%, 12/01/34	350	365
Magellan Midstream Partners LP
4.25%, 02/01/21	300	317
Marathon Petroleum Corp.
3.63%, 09/15/24	200	204
6.50%, 03/01/41	300	359
MPLX LP
4.88%, 12/01/24 - 06/01/25	550	592
5.20%, 03/01/47	60	63
National Oilwell Varco Inc.
2.60%, 12/01/22	750	733
Nexen Energy ULC
5.88%, 03/10/35	50	60
Noble Energy Inc.
3.90%, 11/15/24	750	769
Occidental Petroleum Corp.
3.40%, 04/15/26	500	511
4.63%, 06/15/45	100	109
4.10%, 02/15/47	150	153
ONEOK Inc.
7.50%, 09/01/23	200	240
4.00%, 07/13/27	200	202
ONEOK Partners LP
3.38%, 10/01/22	250	253
6.65%, 10/01/36	150	180
Pemex Project Funding Master Trust
6.63%, 06/15/35	150	162
Petroleos Mexicanos
6.00%, 03/05/20 (b)	500	537
5.50%, 01/21/21 - 06/27/44	1,200	1,210
6.88%, 08/04/26	300	341
6.50%, 03/13/27 (a)	180	199
6.50%, 03/13/27 (a)	150	166
5.63%, 01/23/46	350	326
6.75%, 09/21/47 (a)	150	159
6.75%, 09/21/47	120	127
Phillips 66
4.30%, 04/01/22	500	534
4.65%, 11/15/34	250	266
Phillips 66 Partners LP
2.65%, 02/15/20	200	201
4.90%, 10/01/46	150	150
Pioneer Natural Resources Co.
3.95%, 07/15/22	200	210
Plains All American Pipeline LP
4.30%, 01/31/43	200	171
Regency Energy Partners LP
6.50%, 07/15/21	350	357
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	300	334
5.00%, 03/15/27	100	107
4.20%, 03/15/28	300	302
Shell International Finance BV
2.00%, 11/15/18	400	402
4.38%, 03/25/20	300	318
1.88%, 05/10/21	275	273
3.25%, 05/11/25	230	236
6.38%, 12/15/38	200	271
4.00%, 05/10/46	155	156
3.75%, 09/12/46	200	194

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Statoil ASA
3.15%, 01/23/22	200	206
3.70%, 03/01/24	200	211
3.95%, 05/15/43	300	301
Suncor Energy Inc.
6.50%, 06/15/38	300	390
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23	300	301
5.40%, 10/01/47	90	91
Total Capital Canada Ltd.
2.75%, 07/15/23	300	303
Total Capital International SA
2.10%, 06/19/19	750	755
TransCanada Pipelines Ltd.
4.88%, 01/15/26	350	394
TransCanada PipeLines Ltd.
3.80%, 10/01/20	400	418
6.20%, 10/15/37	100	129
5.00%, 10/16/43	150	172
Valero Energy Corp.
9.38%, 03/15/19	250	276
3.65%, 03/15/25	250	256
Valero Energy Partners LP
4.38%, 12/15/26	200	206
Williams Partners LP
5.25%, 03/15/20	300	321
4.00%, 09/15/25	350	359
6.30%, 04/15/40	200	238
		32,344
Financials 8.2%
ACE INA Holdings Inc.
2.70%, 03/13/23	500	503
4.35%, 11/03/45	500	552
AerCap Ireland Capital Ltd.
3.95%, 02/01/22	750	780
Aflac Inc.
3.63%, 06/15/23	200	211
Agricultural Bank of China Ltd.
2.75%, 05/21/20	350	351
American Express Co.
2.65%, 12/02/22	500	502
American Express Credit Corp.
2.25%, 08/15/19	300	302
3.30%, 05/03/27	300	303
American International Group Inc.
4.88%, 06/01/22	200	220
4.13%, 02/15/24	150	159
3.90%, 04/01/26	350	364
4.50%, 07/16/44	150	156
4.80%, 07/10/45	290	318
4.38%, 01/15/55	250	247
American Water Capital Corp.
3.75%, 09/01/47	100	100
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	565	567
2.65%, 02/01/21	450	457
3.65%, 02/01/26	975	1,007
4.70%, 02/01/36	482	533
4.90%, 02/01/46	590	671
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	150	169
Assurant Inc.
6.75%, 02/15/34	38	47
Australia & New Zealand Banking Group Ltd.
2.25%, 06/13/19	300	302
2.13%, 08/19/20	250	250
AXA SA
8.60%, 12/15/30	100	143
Bank of America Corp.
2.60%, 01/15/19	900	907
5.49%, 03/15/19	200	209
2.25%, 04/21/20	120	120
2.63%, 04/19/21	380	382
5.00%, 05/13/21	400	435
	Shares/Par†	Value
2.37%, (3M US LIBOR + 0.66%), 07/21/21 (d)	750	750
2.82%, (3M US LIBOR + 0.93%), 07/21/23 (d)	500	500
4.20%, 08/26/24	750	788
4.00%, 04/01/24 - 01/22/25	450	470
4.25%, 10/22/26	750	784
3.59%, 07/21/28	750	756
6.11%, 01/29/37	500	624
4.24%, 04/24/38	120	127
4.44%, (3M US LIBOR + 1.99%), 01/20/48 (d)	120	130
Bank of America NA
6.00%, 10/15/36	250	319
Bank of Montreal
2.38%, 01/25/19	300	302
1.90%, 08/27/21	300	296
Bank of Nova Scotia
1.95%, 01/15/19	500	501
1.65%, 06/14/19	500	499
Bank One Corp.
8.00%, 04/29/27	200	266
Barclays Plc
3.25%, 01/12/21	285	290
3.65%, 03/16/25	400	401
5.25%, 08/17/45	250	285
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	310	310
4.25%, 01/15/21	300	320
4.30%, 05/15/43	200	218
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	223
BlackRock Inc.
3.38%, 06/01/22	200	209
BNP Paribas SA
2.38%, 05/21/20	350	353
5.00%, 01/15/21	400	434
4.25%, 10/15/24	250	262
BPCE SA
4.00%, 04/15/24	200	212
Branch Banking & Trust Co.
3.63%, 09/16/25	500	521
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	257
Capital One Bank USA NA
2.30%, 06/05/19	500	502
Capital One Financial Corp.
3.50%, 06/15/23	550	564
Caterpillar Financial Services Corp.
7.15%, 02/15/19	200	214
Cincinnati Financial Corp.
6.13%, 11/01/34	100	122
Citigroup Inc.
2.40%, 02/18/20	850	856
2.90%, 12/08/21	250	253
4.50%, 01/14/22	750	807
2.75%, 04/25/22	500	501
4.05%, 07/30/22	400	419
5.50%, 09/13/25	300	337
3.20%, 10/21/26	780	766
3.89%, (3M US LIBOR + 1.56%), 01/10/28 (d)	160	164
3.67%, (3M US LIBOR + 1.39%), 07/24/28 (d)	450	453
4.13%, 07/25/28	250	257
5.88%, 01/30/42	489	629
4.28%, 04/24/48	60	63
Citizens Bank NA
2.45%, 12/04/19	500	504
2.20%, 05/26/20	250	250
CME Group Inc.
3.00%, 03/15/25	200	203
CNA Financial Corp.
5.75%, 08/15/21	200	222
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	400	400
4.25%, 05/09/43 (b)	300	303
Comerica Inc.
2.13%, 05/23/19	150	150

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Commonwealth Bank of Australia
1.75%, 11/02/18	500	500
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/21	500	536
4.38%, 08/04/25	500	527
5.25%, 08/04/45	250	295
Cooperatieve Rabobank U.A.
1.38%, 08/09/19	500	495
Credit Suisse AG
3.00%, 10/29/21	500	510
3.63%, 09/09/24	250	259
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000	1,011
4.88%, 05/15/45	250	280
Deutsche Bank AG
2.50%, 02/13/19	360	362
2.85%, 05/10/19	500	505
4.25%, 10/14/21	220	230
Diamond 1 Finance Corp.
3.48%, 06/01/19 (a)	195	199
4.42%, 06/15/21 (a)	530	556
6.02%, 06/15/26 (a)	425	472
8.10%, 07/15/36 (a)	145	181
8.35%, 07/15/46 (a)	120	154
Discover Bank
7.00%, 04/15/20	300	331
4.25%, 03/13/26	200	208
European Bank for Reconstruction & Development
1.75%, 06/14/19	500	501
Fifth Third Bancorp
8.25%, 03/01/38	300	456
Fifth Third Bank
2.25%, 06/14/21	500	500
First Republic Bank
2.38%, 06/17/19	300	301
Ford Motor Credit Co. LLC
2.94%, 01/08/19	500	506
4.39%, 01/08/26	500	520
FS Investment Corp.
4.00%, 07/15/19	250	255
GE Capital International Funding Co.
2.34%, 11/15/20	500	504
3.37%, 11/15/25	500	517
4.42%, 11/15/35	350	381
General Electric Capital Corp.
5.50%, 01/08/20	700	756
2.20%, 01/09/20	250	252
4.38%, 09/16/20	550	589
3.45%, 05/15/24	350	367
6.88%, 01/10/39	600	877
General Motors Financial Co. Inc.
3.20%, 07/06/21	500	509
4.38%, 09/25/21	380	403
4.00%, 01/15/25	200	204
Goldman Sachs Group Inc.
2.63%, 01/31/19	500	504
2.55%, 10/23/19	250	252
5.38%, 03/15/20	400	430
2.60%, 04/23/20	250	252
2.75%, 09/15/20	75	76
5.25%, 07/27/21	500	549
3.63%, 01/22/23	400	414
3.75%, 05/22/25	1,000	1,027
4.25%, 10/21/25	500	521
3.85%, 01/26/27	110	112
6.75%, 10/01/37	350	461
4.75%, 10/21/45	230	257
Hartford Financial Services Group Inc.
6.10%, 10/01/41	75	97
HSBC Finance Corp.
6.68%, 01/15/21	87	98
HSBC Holdings Plc
3.40%, 03/08/21	400	412
5.10%, 04/05/21	250	272
	Shares/Par†	Value
2.95%, 05/25/21	295	300
3.26%, (3M US LIBOR + 1.06%), 03/13/23 (d)	400	409
4.25%, 03/14/24	150	157
7.63%, 05/17/32	650	876
6.10%, 01/14/42	300	401
Huntington National Bank
2.20%, 11/06/18	400	401
Intercontinental Exchange Group Inc.
4.00%, 10/15/23	300	321
Intesa Sanpaolo SpA
3.88%, 01/15/19	300	306
Jefferies Group LLC
6.88%, 04/15/21	500	567
John Deere Capital Corp.
2.05%, 03/10/20	200	201
JPMorgan Chase & Co.
6.30%, 04/23/19	500	533
2.25%, 01/23/20	500	504
4.40%, 07/22/20	600	637
2.55%, 03/01/21	500	505
2.40%, 06/07/21	500	501
2.30%, 08/15/21	500	499
3.20%, 01/25/23	500	512
2.78%, 04/25/23	600	603
3.38%, 05/01/23	750	766
3.63%, 05/13/24	250	260
3.13%, 01/23/25	305	306
3.54%, 05/01/28	300	303
5.60%, 07/15/41	500	622
JPMorgan Chase Bank NA
1.65%, 09/23/19	300	299
KeyCorp
2.30%, 12/13/18	400	402
Lincoln National Corp.
4.00%, 09/01/23	500	527
Lloyds Bank Plc
6.38%, 01/21/21	200	225
Lloyds Banking Group Plc
4.65%, 03/24/26	500	528
Manufacturers & Traders Trust Co.
2.10%, 02/06/20	350	350
Marsh & McLennan Cos. Inc.
2.35%, 09/10/19	250	252
MetLife Inc.
7.72%, 02/15/19	500	539
3.60%, 04/10/24	250	262
5.70%, 06/15/35	100	123
6.40%, 12/15/36	100	115
5.88%, 02/06/41	300	381
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	500	494
Moody's Corp.
2.75%, 07/15/19	350	354
Morgan Stanley
2.80%, 06/16/20	200	203
5.75%, 01/25/21	400	441
3.75%, 02/25/23	300	313
3.70%, 10/23/24	100	104
4.00%, 07/23/25	750	791
6.25%, 08/09/26	200	240
4.35%, 09/08/26	650	680
3.63%, 01/20/27	600	608
6.38%, 07/24/42	300	405
4.38%, 01/22/47	200	213
National Australia Bank Ltd.
2.00%, 01/14/19	500	501
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	218
2.00%, 01/27/20	250	250
Nomura Holdings Inc
6.70%, 03/04/20	400	439
Northern Trust Corp.
3.95%, 10/30/25	250	266
ORIX Corp.
3.70%, 07/18/27	200	201

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
PartnerRe Finance B LLC
5.50%, 06/01/20	90	97
PNC Bank NA
2.00%, 05/19/20	250	250
4.20%, 11/01/25	300	323
PNC Financial Services Group Inc.
2.60%, 07/21/20	650	659
PNC Funding Corp.
6.70%, 06/10/19	500	539
Progressive Corp.
4.35%, 04/25/44	200	217
4.13%, 04/15/47	50	53
Prudential Financial Inc.
3.50%, 05/15/24	500	521
5.75%, 07/15/33	150	181
5.40%, 06/13/35	100	117
5.20%, (3M US LIBOR + 3.04%), 03/15/44 (d)	250	266
4.60%, 05/15/44	150	165
Royal Bank of Canada
2.00%, 12/10/18	350	351
2.15%, 03/15/19	250	251
Royal Bank of Scotland Group Plc
3.50%, (3M US LIBOR + 1.48%), 05/15/23 (d)	200	201
3.88%, 09/12/23	300	307
S&P Global Inc.
4.40%, 02/15/26	90	97
6.55%, 11/15/37	250	324
Santander Holdings USA Inc.
4.50%, 07/17/25	500	520
Shell International Finance BV
4.13%, 05/11/35	435	459
4.38%, 05/11/45	260	278
Shire Acquisitions Investments Ireland Ltd.
2.40%, 09/23/21	250	249
3.20%, 09/23/26	500	491
Southern Co. Gas Capital Corp.
4.40%, 05/30/47	200	207
State Street Corp.
2.55%, 08/18/20	500	508
3.10%, 05/15/23	500	509
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	500	501
3.40%, 07/11/24	500	513
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	250	246
3.45%, 01/11/27	150	152
SunTrust Banks Inc.
2.35%, 11/01/18	500	502
Svenska Handelsbanken AB
2.25%, 06/17/19	300	302
Synchrony Financial
2.60%, 01/15/19	350	352
4.25%, 08/15/24	250	260
TD Ameritrade Holding Corp.
2.95%, 04/01/22	200	203
Toronto-Dominion Bank
2.25%, 11/05/19	300	302
2.50%, 12/14/20	350	353
Toyota Motor Credit Corp.
1.70%, 02/19/19	250	250
4.25%, 01/11/21	400	426
Travelers Property Casualty Corp.
6.38%, 03/15/33	200	259
U.S. Bancorp
4.13%, 05/24/21	400	426
2.95%, 07/15/22	400	409
UBS AG
2.35%, 03/26/20	500	503
US Bancorp
3.15%, 04/27/27	500	502
US Bank NA
2.80%, 01/27/25	500	497
Wells Fargo & Co.
2.55%, 12/07/20	500	505
4.60%, 04/01/21	500	537
	Shares/Par†	Value
3.50%, 03/08/22	500	519
3.07%, 01/24/23	220	224
3.00%, 02/19/25 - 04/22/26	640	630
4.10%, 06/03/26	200	207
3.00%, 10/23/26	500	488
3.58%, (3M US LIBOR + 1.31%), 05/22/28 (d)	250	254
5.38%, 02/07/35	250	299
5.61%, 01/15/44	750	907
4.90%, 11/17/45	250	279
4.75%, 12/07/46	200	218
Wells Fargo Bank NA
1.75%, 05/24/19	400	399
Westpac Banking Corp.
1.60%, 08/19/19	350	349
4.88%, 11/19/19	400	424
2.00%, 08/19/21	350	345
2.85%, 05/13/26	90	88
2.70%, 08/19/26	250	241
Weyerhaeuser Co.
7.38%, 03/15/32	200	277
XLIT Ltd.
6.38%, 11/15/24	200	235
		97,093
Health Care 2.7%
Abbott Laboratories
2.95%, 03/15/25	250	247
6.00%, 04/01/39	270	332
4.75%, 04/15/43	200	218
4.90%, 11/30/46	200	224
AbbVie Inc.
2.00%, 11/06/18	400	401
2.90%, 11/06/22	400	406
3.60%, 05/14/25	140	144
3.20%, 05/14/26	200	200
4.50%, 05/14/35	180	194
4.30%, 05/14/36	115	121
4.70%, 05/14/45	260	284
4.45%, 05/14/46	140	148
Actavis Funding SCS
2.45%, 06/15/19	300	302
Aetna Inc.
3.50%, 11/15/24	200	208
6.63%, 06/15/36	150	204
4.13%, 11/15/42	200	209
Agilent Technologies Inc.
5.00%, 07/15/20	200	213
Amgen Inc.
2.65%, 05/11/22	200	202
3.63%, 05/22/24	250	261
2.60%, 08/19/26	1,030	984
4.66%, 06/15/51	808	885
Anthem Inc.
3.50%, 08/15/24	500	515
AstraZeneca Plc
2.38%, 11/16/20	145	146
3.38%, 11/16/25	115	117
6.45%, 09/15/37	250	334
4.38%, 11/16/45	85	90
Baxalta Inc.
4.00%, 06/23/25	250	260
5.25%, 06/23/45	60	69
Becton Dickinson & Co.
2.13%, 06/06/19	200	200
3.25%, 11/12/20	350	359
3.73%, 12/15/24	193	198
Biogen Inc.
2.90%, 09/15/20	660	676
4.05%, 09/15/25	140	149
Boston Scientific Corp.
2.85%, 05/15/20	350	355
3.85%, 05/15/25	200	208
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	296
3.25%, 08/01/42	300	276

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Cardinal Health Inc.
1.95%, 06/14/19	200	200
2.62%, 06/15/22	200	200
3.75%, 09/15/25	100	104
3.41%, 06/15/27	200	201
Celgene Corp.
3.95%, 10/15/20	300	316
3.88%, 08/15/25	220	232
4.63%, 05/15/44	250	270
Cigna Corp.
4.00%, 02/15/22	500	527
3.88%, 10/15/47	60	60
Eli Lilly & Co.
5.55%, 03/15/37	100	125
Express Scripts Holding Co.
3.50%, 06/15/24	300	305
Gilead Sciences Inc.
2.55%, 09/01/20	240	244
4.40%, 12/01/21	200	216
1.95%, 03/01/22 (b)	200	197
3.65%, 03/01/26	750	782
2.95%, 03/01/27	150	148
4.80%, 04/01/44	400	450
4.15%, 03/01/47	150	155
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	508
Howard Hughes Medical Institute
3.50%, 09/01/23	250	263
Humana Inc.
4.95%, 10/01/44	200	225
Johnson & Johnson
1.65%, 03/01/21	350	347
2.45%, 03/01/26	350	344
3.63%, 03/03/37	100	104
5.95%, 08/15/37	250	335
4.50%, 12/05/43	100	115
Laboratory Corp. of America Holdings
3.20%, 02/01/22	500	509
McKesson Corp.
2.85%, 03/15/23	500	501
4.88%, 03/15/44	60	66
Medtronic Inc.
4.45%, 03/15/20	250	265
3.50%, 03/15/25	210	219
4.38%, 03/15/35	468	516
4.63%, 03/15/45	350	399
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	155
4.20%, 07/01/55	250	262
Merck & Co. Inc.
2.35%, 02/10/22	250	252
2.40%, 09/15/22	400	403
3.60%, 09/15/42	200	198
3.70%, 02/10/45	250	252
Mylan Inc.
4.20%, 11/29/23	400	420
Mylan NV
5.25%, 06/15/46	85	92
New York and Presbyterian Hospital
4.06%, 08/01/56	300	303
Northwell Healthcare Inc.
3.98%, 11/01/46	500	481
Novartis Capital Corp.
4.40%, 05/06/44	200	225
Novartis Securities Investment Ltd.
5.13%, 02/10/19	500	522
Pfizer Inc.
2.10%, 05/15/19	500	504
5.20%, 08/12/20	90	99
1.95%, 06/03/21	185	185
2.75%, 06/03/26	175	173
4.40%, 05/15/44	250	276
Pharmacia Corp.
6.60%, 12/01/28 (e)	50	65
	Shares/Par†	Value
Providence Health and Services
3.74%, 10/01/47	500	482
Quest Diagnostics Inc.
4.70%, 04/01/21	200	214
3.50%, 03/30/25	300	305
Stryker Corp.
3.50%, 03/15/26	250	257
4.10%, 04/01/43	200	198
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36 (b)	8	9
Teva Pharmaceutical Finance III BV
3.15%, 10/01/26 (b)	310	286
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	200	197
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	245
5.30%, 02/01/44	200	236
Trinity Health Corp.
4.13%, 12/01/45	250	256
UnitedHealth Group Inc.
4.70%, 02/15/21	400	433
2.88%, 03/15/22	500	511
3.75%, 07/15/25	140	149
5.80%, 03/15/36	150	190
4.75%, 07/15/45	110	127
4.20%, 01/15/47	150	160
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	500	513
4.63%, 10/01/42	500	528
WellPoint Inc.
3.30%, 01/15/23	300	309
4.65%, 01/15/43	200	217
Wyeth LLC
5.95%, 04/01/37	250	329
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25	200	202
Zimmer Holdings Inc.
3.15%, 04/01/22	200	203
Zoetis Inc.
3.45%, 11/13/20	500	518
		32,024
Industrials 1.5%
3M Co.
2.00%, 06/26/22	250	248
5.70%, 03/15/37	150	193
Air Lease Corp.
3.38%, 01/15/19	400	407
Allegion US Holding Co. Inc.
3.55%, 10/01/27	300	298
Boeing Co.
4.88%, 02/15/20	500	536
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	500	517
6.15%, 05/01/37	100	131
5.75%, 05/01/40	400	509
Canadian National Railway Co.
5.55%, 03/01/19	200	211
Canadian Pacific Railway Co.
6.13%, 09/15/15	90	114
Caterpillar Inc.
3.90%, 05/27/21	300	318
3.40%, 05/15/24	500	523
4.30%, 05/15/44 (b)	300	327
CSX Corp.
3.70%, 11/01/23	200	211
5.50%, 04/15/41	205	246
3.95%, 05/01/50	300	286
Deere & Co.
2.60%, 06/08/22	400	404
3.90%, 06/09/42	200	206
Dover Corp.
5.38%, 03/01/41	150	182
Eaton Corp.
4.15%, 11/02/42	100	101

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Emerson Electric Co.
2.63%, 12/01/21 - 02/15/23	710	716
FedEx Corp.
3.20%, 02/01/25	350	357
3.25%, 04/01/26	300	303
3.88%, 08/01/42	200	192
4.55%, 04/01/46	300	319
General Electric Co.
2.70%, 10/09/22	250	255
Honeywell International Inc.
5.38%, 03/01/41	300	372
L-3 Communications Corp.
4.95%, 02/15/21	500	539
Latam Airlines Pass-Through Trust
4.20%, 11/15/27	319	323
Lockheed Martin Corp.
2.50%, 11/23/20	225	228
3.55%, 01/15/26	200	207
4.50%, 05/15/36	105	115
4.07%, 12/15/42	243	249
4.09%, 09/15/52 (a)	107	107
Massachusetts Institute of Technology
4.68%, 07/01/14	250	284
Norfolk Southern Corp.
5.90%, 06/15/19	300	319
2.90%, 02/15/23	79	80
3.85%, 01/15/24	200	212
4.84%, 10/01/41	224	252
Northrop Grumman Corp.
5.05%, 08/01/19	210	221
4.75%, 06/01/43	155	172
3.85%, 04/15/45	250	243
Precision Castparts Corp.
2.50%, 01/15/23	300	301
Raytheon Co.
3.13%, 10/15/20	500	516
Republic Services Inc.
3.55%, 06/01/22	490	511
Ryder System Inc.
2.50%, 05/11/20	350	353
Snap-on Inc.
3.25%, 03/01/27	500	508
Stanley Black & Decker Inc.
3.40%, 12/01/21	150	156
Union Pacific Corp.
2.25%, 06/19/20	100	101
4.82%, 02/01/44	332	384
United Parcel Service Inc.
6.20%, 01/15/38	350	472
United Technologies Corp.
2.30%, 05/04/22	200	199
3.13%, 05/04/27	400	399
6.70%, 08/01/28	50	65
5.70%, 04/15/40	500	624
4.50%, 06/01/42	300	323
4.05%, 05/04/47	200	202
Waste Management Inc.
2.90%, 09/15/22	200	204
WW Grainger Inc.
4.60%, 06/15/45	200	215
Xylem Inc.
4.88%, 10/01/21	10	11
		17,577
Information Technology 2.3%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	210	215
4.50%, 11/28/34	300	331
Alphabet Inc.
2.00%, 08/15/26	300	281
Apple Inc.
2.10%, 05/06/19	500	504
2.85%, 05/06/21	300	308
2.50%, 02/09/22	200	202
2.30%, 05/11/22	160	160
	Shares/Par†	Value
2.40%, 05/03/23	650	649
3.45%, 05/06/24	400	419
2.45%, 08/04/26	320	308
3.35%, 02/09/27	400	412
3.20%, 05/11/27	150	153
4.65%, 02/23/46	695	787
4.25%, 02/09/47	60	65
3.75%, 09/12/47	60	60
Applied Materials Inc.
3.90%, 10/01/25	350	372
Autodesk Inc.
4.38%, 06/15/25	500	531
Baidu Inc.
2.75%, 06/09/19	400	403
Broadcom Corp.
3.88%, 01/15/27 (a)	330	340
CA Inc.
3.60%, 08/15/22	500	512
Cisco Systems Inc.
4.45%, 01/15/20	300	318
2.90%, 03/04/21	500	513
1.85%, 09/20/21	400	396
3.00%, 06/15/22	100	103
3.50%, 06/15/25	100	105
2.50%, 09/20/26	400	388
Corning Inc.
5.75%, 08/15/40	95	114
Fidelity National Information Services Inc.
3.50%, 04/15/23	106	109
5.00%, 10/15/25	20	22
Harris Corp.
4.40%, 12/15/20	250	264
3.83%, 04/28/25	250	260
5.05%, 04/27/45	250	286
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	280	283
3.60%, 10/15/20	270	280
4.90%, 10/15/25	180	190
6.35%, 10/15/45	90	95
Hewlett-Packard Co.
4.30%, 06/01/21	200	212
4.05%, 09/15/22	300	317
Intel Corp.
2.70%, 12/15/22	200	203
2.88%, 05/11/24	100	101
3.70%, 07/29/25	500	529
3.15%, 05/11/27	150	152
4.25%, 12/15/42	400	431
4.10%, 05/11/47	150	158
International Business Machines Corp.
1.63%, 05/15/20	300	298
2.25%, 02/19/21	245	246
7.00%, 10/30/25	200	256
3.45%, 02/19/26	135	140
5.88%, 11/29/32	400	505
4.00%, 06/20/42	200	201
Jabil Circuit Inc.
4.70%, 09/15/22	300	320
Juniper Networks Inc.
4.35%, 06/15/25	200	209
Keysight Technologies Inc.
4.55%, 10/30/24	300	317
MasterCard Inc.
2.00%, 04/01/19	300	301
Microsoft Corp.
3.00%, 10/01/20	600	620
2.40%, 02/06/22	240	242
2.38%, 02/12/22	400	403
3.13%, 11/03/25	680	700
3.30%, 02/06/27	450	466
4.20%, 11/03/35	210	233
3.45%, 08/08/36	145	146
4.10%, 02/06/37	160	174
5.30%, 02/08/41	200	250
4.45%, 11/03/45	177	199

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
4.75%, 11/03/55	60	71
3.95%, 08/08/56	635	653
4.50%, 02/06/57	240	271
Motorola Solutions Inc.
3.50%, 09/01/21	300	306
Oracle Corp.
2.25%, 10/08/19	300	304
3.88%, 07/15/20	300	316
2.50%, 05/15/22	500	507
3.63%, 07/15/23	400	425
2.65%, 07/15/26	500	490
3.90%, 05/15/35	350	367
4.50%, 07/08/44	200	222
4.13%, 05/15/45	200	209
4.38%, 05/15/55	160	172
QUALCOMM Inc.
2.25%, 05/20/20	200	202
3.45%, 05/20/25	150	155
4.65%, 05/20/35	60	66
4.80%, 05/20/45	90	99
Seagate HDD Cayman
5.75%, 12/01/34	250	232
Texas Instruments Inc.
1.65%, 08/03/19	200	200
Total System Services Inc.
3.80%, 04/01/21	500	523
Visa Inc.
2.20%, 12/14/20	315	318
3.15%, 12/14/25	305	312
4.15%, 12/14/35	115	126
4.30%, 12/14/45	205	226
3.65%, 09/15/47	45	45
Western Union Co.
5.25%, 04/01/20	200	214
Xerox Corp.
4.07%, 03/17/22	500	511
		26,609
Materials 0.8%
Agrium Inc.
3.38%, 03/15/25	350	353
Albemarle Corp.
5.45%, 12/01/44	150	174
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	300	366
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	250	260
Dow Chemical Co.
8.55%, 05/15/19 (c)	97	107
5.25%, 11/15/41	200	226
4.63%, 10/01/44	250	265
Eastman Chemical Co.
3.80%, 03/15/25	189	196
4.65%, 10/15/44	200	211
Ecolab Inc.
5.50%, 12/08/41	150	184
EI du Pont de Nemours & Co.
4.25%, 04/01/21	300	320
4.90%, 01/15/41	150	169
Goldcorp Inc.
3.63%, 06/09/21	300	311
International Paper Co.
3.80%, 01/15/26	350	362
3.00%, 02/15/27	250	243
4.40%, 08/15/47	150	152
LYB International Finance BV
5.25%, 07/15/43	400	457
LyondellBasell Industries NV
5.00%, 04/15/19	125	131
Methanex Corp.
3.25%, 12/15/19	200	202
Newmont Mining Corp.
5.88%, 04/01/35	50	59
Nucor Corp.
6.40%, 12/01/37	200	258
	Shares/Par†	Value
Packaging Corp. of America
4.50%, 11/01/23	200	216
Plum Creek Timberlands LP
4.70%, 03/15/21	200	214
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24	500	510
Praxair Inc.
2.20%, 08/15/22	300	297
2.65%, 02/05/25	400	394
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	297
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25	250	264
RPM International Inc.
6.13%, 10/15/19	200	216
Sherwin-Williams Co.
4.50%, 06/01/47	70	73
Southern Copper Corp.
7.50%, 07/27/35	150	195
5.88%, 04/23/45	300	344
Vale Overseas Ltd.
5.88%, 06/10/21	500	550
6.88%, 11/21/36	400	457
		9,033
Real Estate 0.7%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29	250	264
American Tower Corp.
2.80%, 06/01/20	350	355
3.50%, 01/31/23	500	517
AvalonBay Communities Inc.
3.63%, 10/01/20	200	208
Boston Properties LP
3.80%, 02/01/24	250	261
CBL & Associates LP
5.25%, 12/01/23	200	202
CBRE Services Inc.
5.00%, 03/15/23	100	103
Crown Castle International Corp.
3.20%, 09/01/24	330	328
3.70%, 06/15/26	140	141
3.65%, 09/01/27	80	80
DDR Corp.
4.63%, 07/15/22	300	318
Digital Realty Trust LP
3.40%, 10/01/20	350	361
Duke Realty LP
3.88%, 10/15/22	200	210
EPR Properties
4.50%, 04/01/25	200	204
ERP Operating LP
2.38%, 07/01/19	300	303
Essex Portfolio LP
3.88%, 05/01/24	200	207
Federal Realty Investment Trust
4.50%, 12/01/44	100	105
Government Properties Income Trust
4.00%, 07/15/22	200	202
HCP Inc.
5.38%, 02/01/21	47	51
6.75%, 02/01/41	200	260
Health Care REIT Inc.
6.13%, 04/15/20	400	438
Kimco Realty Corp.
3.20%, 05/01/21	350	358
Liberty Property LP
3.75%, 04/01/25	200	205
Mid-America Apartments LP
4.30%, 10/15/23	200	212
Omega Healthcare Investors Inc.
4.95%, 04/01/24	250	263
ProLogis LP
3.75%, 11/01/25	500	524

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Realty Income Corp.
4.13%, 10/15/26	250	259
Simon Property Group LP
3.38%, 03/15/22	400	414
3.30%, 01/15/26	500	502
6.75%, 02/01/40	100	135
4.25%, 11/30/46	200	204
Ventas Realty LP
4.00%, 04/30/19	250	256
3.50%, 02/01/25	250	251
Weingarten Realty Investors
3.38%, 10/15/22	100	102
		8,803
Telecommunication Services 1.3%
America Movil SAB de CV
6.38%, 03/01/35	200	249
4.38%, 07/16/42	200	205
AT&T Inc.
2.30%, 03/11/19	500	503
2.45%, 06/30/20	150	151
2.80%, 02/17/21	535	540
3.00%, 06/30/22	150	151
3.40%, 08/14/24 - 05/15/25	400	397
4.25%, 03/01/27	170	175
3.90%, 08/14/27	200	200
4.50%, 05/15/35	950	936
4.90%, 08/14/37	200	202
6.35%, 03/15/40	300	350
4.35%, 06/15/45	500	456
4.75%, 05/15/46	200	192
5.65%, 02/15/47	160	173
4.50%, 03/09/48	656	604
5.15%, 02/14/50	200	201
5.70%, 03/01/57	170	184
5.30%, 08/14/58	200	202
British Telecommunications Plc
9.13%, 12/15/30 (e)	250	377
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (e)	300	442
France Telecom SA
5.38%, 01/13/42	100	117
Orange SA
2.75%, 02/06/19	250	253
4.13%, 09/14/21	500	533
Pacific Bell Telephone Co.
7.13%, 03/15/26	500	618
Telefonica Emisiones SAU
5.13%, 04/27/20	350	375
Telefonica Europe BV
8.25%, 09/15/30	500	702
Verizon Communications Inc.
4.50%, 09/15/20 - 08/10/33	280	292
1.75%, 08/15/21	500	489
3.13%, 03/16/22	135	138
2.45%, 11/01/22	500	496
5.15%, 09/15/23	250	280
3.38%, 02/15/25 (a)	1,048	1,053
4.13%, 03/16/27	300	313
5.25%, 03/16/37	195	213
4.86%, 08/21/46	1,250	1,272
5.01%, 04/15/49 - 08/21/54	560	566
4.67%, 03/15/55	800	762
Vodafone Group Plc
7.88%, 02/15/30	200	270
		15,632
Utilities 1.6%
AEP Texas Inc.
2.40%, 10/01/22 (a)	300	298
Alabama Power Co.
6.00%, 03/01/39	250	319
4.30%, 01/02/46	250	271
Ameren Illinois Co.
3.25%, 03/01/25	250	255
	Shares/Par†	Value
Arizona Public Service Co.
4.50%, 04/01/42	100	110
Atmos Energy Corp.
4.13%, 10/15/44	300	317
Baltimore Gas & Electric Co.
3.50%, 08/15/46	160	152
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	46
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	250	303
Consolidated Edison Co.
5.70%, 06/15/40	100	129
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	372
Dominion Gas Holdings LLC
3.55%, 11/01/23	200	205
Dominion Resources Inc.
2.50%, 12/01/19	200	202
4.45%, 03/15/21	200	213
2.85%, 08/15/26 (b)	350	336
7.00%, 06/15/38	200	269
DTE Electric Co.
3.38%, 03/01/25	200	206
Duke Energy Carolinas LLC
7.00%, 11/15/18	100	106
5.30%, 02/15/40	300	367
Duke Energy Corp.
1.80%, 09/01/21	350	343
Duke Energy Florida LLC
3.40%, 10/01/46	60	56
Duke Energy Indiana Inc.
6.12%, 10/15/35	250	323
Duke Energy Progress LLC
4.20%, 08/15/45	250	268
Entergy Arkansas Inc.
3.75%, 02/15/21	400	421
Exelon Corp.
2.85%, 06/15/20	320	326
3.95%, 06/15/25	150	156
4.95%, 06/15/35	250	279
FirstEnergy Corp.
4.85%, 07/15/47 (c)	250	262
Georgia Power Co.
4.25%, 12/01/19	300	314
Great Plains Energy Inc.
4.85%, 06/01/21	250	268
Iberdrola International BV
6.75%, 07/15/36	150	195
Kentucky Utilities Co.
5.13%, 11/01/40	300	362
LG&E and KU Energy LLC
3.75%, 11/15/20	300	313
MidAmerican Energy Co.
3.50%, 10/15/24	200	210
6.75%, 12/30/31	50	68
MidAmerican Energy Holdings Co.
6.50%, 09/15/37	500	670
National Fuel Gas Co.
3.95%, 09/15/27	301	298
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	100	105
2.40%, 09/15/19	300	302
NiSource Finance Corp.
3.49%, 05/15/27	200	202
5.95%, 06/15/41	250	310
4.38%, 05/15/47	200	210
Northern States Power Co.
2.15%, 08/15/22	200	199
4.13%, 05/15/44	500	532
NorthWestern Corp.
4.18%, 11/15/44	150	157
NSTAR Electric Co.
3.20%, 05/15/27	200	201
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	150	179

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
5.25%, 09/30/40	200	241
3.80%, 09/30/47 (a)	200	201
Pacific Gas & Electric Co.
6.05%, 03/01/34	500	651
4.45%, 04/15/42	400	443
PacifiCorp
2.95%, 06/01/23	300	308
6.25%, 10/15/37	200	268
PECO Energy Co.
4.15%, 10/01/44	250	265
PPL Electric Utilities Corp.
3.95%, 06/01/47	200	206
Progress Energy Inc.
7.75%, 03/01/31	300	424
PSEG Power LLC
8.63%, 04/15/31	75	98
Public Service Electric & Gas Co.
3.00%, 05/15/27	200	200
5.50%, 03/01/40	200	251
Puget Sound Energy Inc.
5.76%, 10/01/39	200	254
Sempra Energy
9.80%, 02/15/19	300	331
South Carolina Electric & Gas Co.
4.50%, 06/01/64	100	103
Southern California Edison Co.
6.00%, 01/15/34	75	95
5.63%, 02/01/36	195	243
5.95%, 02/01/38	200	260
4.05%, 03/15/42	200	210
Southern Co.
4.25%, 07/01/36	500	515
4.40%, 07/01/46	400	413
Teco Finance Inc.
5.15%, 03/15/20	200	213
Union Electric Co.
3.65%, 04/15/45	350	347
Virginia Electric & Power Co.
6.00%, 05/15/37	200	258
4.45%, 02/15/44	100	109
Washington Gas Light Co.
3.80%, 09/15/46	200	197
Wisconsin Energy Corp.
2.45%, 06/15/20	200	201
3.55%, 06/15/25	60	62
		19,372
Total Corporate Bonds And Notes (cost $293,479)		303,806
GOVERNMENT AND AGENCY OBLIGATIONS 71.6%
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corp.
Series A1-K006, REMIC, 3.40%, 07/25/19	250	254
Series A1-K714, REMIC, 2.08%, 12/25/19	131	131
Series A2-K012, REMIC, 4.19%, 12/25/20 (d) (f)	600	637
Series A2-K014, REMIC, 3.87%, 04/25/21	1,000	1,056
Series A2-K017, REMIC, 2.87%, 12/25/21	360	369
Series A1-K032, REMIC, 3.02%, 02/25/23	206	211
Series A2-K032, REMIC, 3.31%, 05/25/23 (d) (f)	550	576
Series A2-K033, REMIC, 3.06%, 07/25/23 (d) (f)	500	517
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,047
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,039
Series A2-K047, REMIC, 3.33%, 05/25/25	500	523
Series A2-K062, REMIC, 3.41%, 12/25/26	1,000	1,046
Federal National Mortgage Association
Series 2013-APT-M14, REMIC, 2.60%, 04/25/23 (d) (f)	540	542
Series 2014-AB2-M3, REMIC, 3.46%, 01/25/24 (d) (f)	240	252
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (d) (f)	1,367	1,380
		9,580
Mortgage-Backed Securities 28.0%
Federal Home Loan Mortgage Corp.
3.50%, 10/01/20 - 04/01/47	19,477	20,158
3.00%, 02/01/24 - 02/01/47	20,237	20,488
	Shares/Par†	Value
2.50%, 08/01/27 - 02/01/47	6,221	6,268
2.00%, 01/01/29 - 05/01/30	583	579
2.50%, 12/01/31	748	754
6.00%, 02/01/29 - 05/01/40	815	924
TBA, 2.00%, 10/15/32 (g)	200	196
TBA, 2.50%, 10/15/32 (g)	850	856
TBA, 3.00%, 10/15/32 - 10/15/47 (g)	5,775	5,804
6.50%, 07/01/28 - 03/01/39	234	268
3.00%, 02/01/35 - 01/01/47	2,299	2,312
5.50%, 11/01/28 - 02/01/40	1,498	1,677
4.50%, 01/01/18 - 03/01/47	5,257	5,673
5.00%, 05/01/18 - 07/01/41	2,620	2,867
4.00%, 04/01/19 - 02/01/46	11,107	11,744
4.00%, 12/01/45	100	105
3.50%, 11/01/45 - 07/01/46	920	949
TBA, 3.50%, 10/15/32 - 10/15/47 (g)	5,025	5,182
TBA, 4.00%, 10/15/47 (g)	3,275	3,447
Federal National Mortgage Association
2.50%, 12/01/21 - 02/01/47	8,408	8,457
2.00%, 11/01/31	235	230
2.50%, 07/01/31 - 01/01/32	733	737
2.00%, 09/01/28 - 02/01/32	952	942
TBA, 2.50%, 10/15/32 (g)	1,700	1,711
6.50%, 07/01/32 - 12/01/38	460	533
3.00%, 11/01/26 - 06/01/47	32,169	32,554
5.50%, 11/01/17 - 02/01/42	2,560	2,851
3.00%, 02/01/31 - 12/01/46	1,344	1,363
7.50%, 11/01/37	4	5
7.00%, 02/01/31 - 02/01/38	51	63
5.00%, 12/01/17 - 05/01/44	3,886	4,277
6.00%, 09/01/18 - 09/01/39	1,393	1,580
4.00%, 07/01/18 - 05/01/47	18,942	20,025
3.50%, 09/01/25 - 12/01/46	25,730	26,669
5.00%, 06/01/40 - 11/01/43	324	358
3.50%, 03/01/26 - 04/01/46	1,329	1,373
4.00%, 06/01/44 - 07/01/46	1,655	1,743
4.50%, 02/01/18 - 06/01/47	8,885	9,581
TBA, 3.00%, 10/15/32 - 10/15/47 (g)	8,675	8,730
TBA, 3.50%, 10/15/47 (g)	12,600	12,983
TBA, 4.00%, 10/15/47 (g)	5,125	5,394
Government National Mortgage Association
3.00%, 01/20/27 - 05/20/46	12,196	12,425
8.50%, 06/15/30 - 12/15/30	2	2
6.00%, 05/15/32 - 12/20/40	384	444
5.50%, 12/15/31 - 02/20/44	2,421	2,709
5.00%, 03/15/33 - 01/20/45	3,381	3,721
6.50%, 07/15/38	27	31
4.50%, 04/20/26 - 02/20/47	6,676	7,216
2.50%, 09/20/27 - 12/20/46	1,266	1,261
4.00%, 12/15/24 - 03/20/47	13,844	14,680
3.50%, 05/15/26 - 08/20/47	13,872	14,464
3.50%, 12/20/45 - 07/20/46	1,392	1,449
4.00%, 09/20/46	409	431
2.50%, 08/20/27 - 11/20/46	520	512
TBA, 3.00%, 10/15/47 (g)	15,800	16,012
TBA, 3.50%, 10/15/47 (g)	20,400	21,201
TBA, 4.00%, 10/15/47 (g)	1,675	1,763
		330,731
Municipal 0.8%
Bay Area Toll Authority
6.26%, 04/01/49	200	288
Chicago Transit Authority
6.90%, 12/01/40	200	261
Commonwealth of Massachusetts
4.91%, 05/01/29	300	351
County of Cook, Illinois
6.23%, 11/15/34	100	126
Dallas Convention Center Hotel Development Corp.
7.09%, 01/01/42	200	265
Dallas County Hospital District
5.62%, 08/15/44	300	370
Dallas Independent School District
insured by Texas Permanent School Fund, 6.45%, 02/15/35	300	339

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Los Angeles Department of Water & Power
5.72%, 07/01/39	245	317
Los Angeles Unified School District
5.76%, 07/01/29	200	245
Municipal Electric Authority of Georgia
7.06%, 04/01/57	200	247
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	200	249
New Jersey State Turnpike Authority
7.10%, 01/01/41	250	365
New York City Transitional Finance Authority
5.77%, 08/01/36	260	320
New York City Water & Sewer System
6.01%, 06/15/42	235	320
Ohio State University
4.91%, 06/01/40	200	239
3.80%, 12/01/46	500	513
Port Authority of New York & New Jersey
6.04%, 12/01/29	200	257
4.46%, 10/01/62	300	336
San Diego County Water Authority Financing Corp.
6.14%, 05/01/49	260	360
State of California
7.55%, 04/01/39	300	460
7.30%, 10/01/39	150	220
7.60%, 11/01/40	400	626
State of Connecticut
5.85%, 03/15/32	125	151
State of Illinois
5.10%, 06/01/33	300	303
7.35%, 07/01/35	400	459
State of Texas
5.52%, 04/01/39	200	257
State of Wisconsin
insured by Assured Guaranty Municipal Corp., 5.70%, 05/01/26	500	577
State Public School Building Authority
5.00%, 09/15/27	300	329
		9,150
Sovereign 3.6%
African Development Bank
1.63%, 10/02/18	750	751
1.00%, 11/02/18	500	497
Asian Development Bank
1.88%, 04/12/19 - 08/10/22	1,460	1,462
1.63%, 08/26/20	500	498
1.75%, 06/08/21 - 09/13/22	435	430
2.13%, 03/19/25	200	197
2.38%, 08/10/27	300	297
6.38%, 10/01/28	210	273
Canada Government International Bond
1.63%, 02/27/19 (b)	700	698
Chile Government International Bond
3.88%, 08/05/20	100	105
Colombia Government International Bond
8.13%, 05/21/24	400	513
7.38%, 09/18/37	400	527
5.63%, 02/26/44	200	224
Council Of Europe Development Bank
1.63%, 03/10/20	500	499
European Investment Bank
1.88%, 03/15/19 - 02/10/25	1,000	986
1.25%, 05/15/19	750	746
1.13%, 08/15/19	500	495
1.38%, 06/15/20	340	337
4.00%, 02/16/21	500	534
2.50%, 04/15/21	400	408
2.25%, 03/15/22	240	242
2.38%, 06/15/22 (b)	500	507
Export Development Canada
1.75%, 08/19/19	500	501
Export-Import Bank of Korea
2.38%, 08/12/19	200	200
2.25%, 01/21/20	850	846
	Shares/Par†	Value
FMS Wertmanagement AoeR
1.75%, 03/17/20	300	300
Hungary Government International Bond
4.00%, 03/25/19	250	258
5.38%, 03/25/24	250	286
7.63%, 03/29/41	250	388
Hydro Quebec
9.40%, 02/01/21	250	302
Inter-American Development Bank
3.88%, 02/14/20	700	736
1.63%, 05/12/20	800	798
2.13%, 01/15/25	500	494
4.38%, 01/24/44	100	120
International Bank for Reconstruction & Development
1.00%, 10/05/18	310	308
1.88%, 10/07/19 - 10/07/22	1,670	1,670
2.25%, 06/24/21	750	759
1.38%, 05/24/21 - 09/20/21	240	235
1.63%, 02/10/22	350	344
7.63%, 01/19/23	300	381
2.50%, 07/29/25	340	343
International Finance Corp.
1.63%, 07/16/20	500	499
1.13%, 07/20/21	500	485
Israel Government AID Bond
5.50%, 04/26/24	142	169
Israel Government International Bond
4.00%, 06/30/22	500	536
Italy Government International Bond
6.88%, 09/27/23	450	536
5.38%, 06/15/33	200	231
Japan Bank for International Cooperation
1.88%, 04/20/21	200	197
2.13%, 02/10/25	250	241
2.25%, 11/04/26	400	384
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	315
Korea Development Bank
3.38%, 09/16/25	500	505
Kreditanstalt fur Wiederaufbau
1.75%, 10/15/19	650	651
1.88%, 06/30/20	620	622
2.75%, 09/08/20	500	514
1.63%, 03/15/21	220	218
1.50%, 02/06/19 - 06/15/21	1,415	1,404
2.63%, 01/25/22	700	717
2.13%, 03/07/22 - 06/15/22	530	531
2.50%, 11/20/24	300	303
2.00%, 05/02/25	680	664
0.00%, 06/29/37 (b) (h)	300	163
Landwirtschaftliche Rentenbank
1.75%, 04/15/19	1,000	1,002
Mexico Government International Bond
3.50%, 01/21/21 (b)	900	944
3.60%, 01/30/25	230	235
8.30%, 08/15/31	300	447
4.75%, 03/08/44	556	573
5.55%, 01/21/45	500	572
4.60%, 01/23/46	250	253
Nordic Investment Bank
1.50%, 08/09/19	300	299
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	250	248
Panama Government International Bond
5.20%, 01/30/20	200	215
6.70%, 01/26/36	400	530
Peru Government International Bond
4.13%, 08/25/27	500	555
6.55%, 03/14/37	250	336
Philippine Government International Bond
6.50%, 01/20/20	400	441
4.20%, 01/21/24	500	549
9.50%, 02/02/30	400	643
Poland Government International Bond
5.00%, 03/23/22	500	553

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
3.00%, 03/17/23 (b)	500	512
Province of British Columbia, Canada
6.50%, 01/15/26	70	88
Province of Manitoba, Canada
3.05%, 05/14/24	350	357
Province of Ontario, Canada
3.20%, 05/16/24	300	311
Province of Quebec, Canada
7.50%, 07/15/23	100	124
7.13%, 02/09/24	250	309
2.88%, 10/16/24	300	308
Republic of Korea
5.63%, 11/03/25	250	297
Svensk Exportkredit AB
1.88%, 06/17/19	250	251
Uruguay Government International Bond
4.38%, 10/27/27	190	205
4.13%, 11/20/45	200	193
5.10%, 06/18/50	500	528
		42,258
U.S. Government Agency Obligations 1.9%
Federal Home Loan Bank
2.00%, 09/14/18 (i)	655	658
0.88%, 10/01/18 (i)	1,500	1,492
1.25%, 01/16/19 (i)	400	399
1.38%, 05/28/19 - 02/18/21 (i)	1,500	1,492
1.63%, 06/14/19 (i)	250	250
4.13%, 03/13/20 (i)	450	477
1.13%, 06/21/19 - 07/14/21 (i)	1,900	1,881
2.88%, 09/13/24 (i)	300	312
5.50%, 07/15/36 (i)	200	270
Federal Home Loan Mortgage Corp.
3.75%, 03/27/19 (i)	480	496
1.75%, 05/30/19 (i)	750	753
1.25%, 08/01/19 (i)	750	746
1.40%, 08/22/19 (i)	500	499
1.38%, 05/01/20 (b) (i)	800	795
1.13%, 08/12/21 (i)	750	730
2.38%, 01/13/22 (i)	500	509
6.75%, 09/15/29 - 03/15/31 (i)	180	257
6.25%, 07/15/32 (i)	900	1,267
Federal National Mortgage Association
1.00%, 04/30/18 (i)	750	749
1.38%, 01/28/19 (b) (i)	1,000	999
0.88%, 08/02/19 (i)	750	741
1.75%, 09/12/19 (i)	700	702
0.00%, 10/09/19 (h) (i)	680	655
1.70%, 01/27/20 (i)	1,500	1,500
1.50%, 06/22/20 (i)	500	498
1.25%, 08/17/21 (i)	500	490
2.63%, 09/06/24 (i)	500	513
7.25%, 05/15/30 (i)	540	797
6.63%, 11/15/30 (i)	631	895
Tennessee Valley Authority
5.25%, 09/15/39	200	263
5.38%, 04/01/56	300	410
		22,495
U.S. Treasury Securities 36.5%
U.S. Treasury Bond
8.13%, 08/15/19	1,500	1,684
8.50%, 02/15/20	1,000	1,163
7.25%, 08/15/22	810	1,010
6.63%, 02/15/27	1,600	2,186
6.38%, 08/15/27	800	1,088
6.13%, 11/15/27	530	712
5.38%, 02/15/31	1,560	2,087
4.75%, 02/15/37	410	544
3.50%, 02/15/39	2,035	2,297
4.50%, 02/15/36 - 08/15/39	1,229	1,587
3.88%, 08/15/40	1,865	2,217
4.25%, 11/15/40	1,154	1,447
4.75%, 02/15/41	985	1,323
4.38%, 11/15/39 - 05/15/41	3,643	4,644
2.75%, 08/15/42 - 08/15/47	3,308	3,259
	Shares/Par†	Value
2.88%, 05/15/43 - 08/15/45	3,775	3,797
3.75%, 11/15/43	2,780	3,257
3.63%, 08/15/43 - 02/15/44	4,785	5,493
3.38%, 05/15/44	2,330	2,567
3.13%, 11/15/41 - 08/15/44	5,744	6,062
3.00%, 05/15/42 - 05/15/47	13,400	13,792
2.50%, 02/15/45 - 05/15/46	7,390	6,875
2.25%, 08/15/46	1,890	1,661
2.88%, 11/15/46	2,555	2,562
U.S. Treasury Note
0.75%, 10/31/18	2,300	2,285
1.25%, 12/31/18 - 10/31/21	5,850	5,792
0.75%, 02/15/19	2,650	2,626
2.75%, 02/15/19 - 11/15/23	5,984	6,175
0.88%, 04/15/19 - 09/15/19	4,480	4,430
1.25%, 10/31/18 - 07/31/23	27,753	27,481
1.38%, 11/30/18 - 08/31/23	36,046	35,609
1.25%, 08/31/19 (b)	1,545	1,538
1.00%, 03/15/19 - 11/30/19	7,705	7,640
1.00%, 11/30/18 - 11/15/19	6,185	6,131
3.38%, 11/15/19	670	696
1.38%, 12/15/19	1,435	1,431
1.38%, 02/15/20 (b)	705	702
3.63%, 02/15/20 - 02/15/21	4,545	4,790
1.50%, 12/31/18 - 08/15/26	33,680	33,262
3.50%, 05/15/20	2,550	2,676
1.75%, 09/30/19 - 05/15/23	28,090	27,923
2.63%, 08/15/20 - 11/15/20	4,376	4,503
3.13%, 05/15/19 - 05/15/21	3,410	3,540
1.13%, 01/15/19 - 09/30/21	23,715	23,386
2.00%, 07/31/20 - 08/15/25	30,990	30,903
1.75%, 11/30/21	1,000	996
2.13%, 08/15/21 - 05/15/25	18,940	19,020
1.88%, 06/30/20 - 10/31/22	21,355	21,339
1.63%, 03/31/19 - 02/15/26	34,970	34,625
1.63%, 08/31/22 (b)	3,400	3,352
1.63%, 10/31/23	3,000	2,924
2.50%, 05/15/24	4,494	4,594
1.88%, 08/31/24 (b)	510	501
2.00%, 12/31/21 - 11/15/26	7,740	7,634
2.25%, 03/31/21 - 08/15/27	21,981	22,068
2.38%, 12/31/20 - 05/15/27	8,240	8,323
		432,209
Total Government And Agency Obligations (cost $843,797)		846,423
SHORT TERM INVESTMENTS 8.5%
Investment Companies 7.4%
JNL Government Money Market Fund - Institutional Class, 0.89% (j) (k)	87,628	87,628
Securities Lending Collateral 1.1%
Securities Lending Cash Collateral Fund LLC, 1.02% (j) (k)	12,031	12,031
Total Short Term Investments (cost $99,659)		99,659
Total Investments 107.6% (cost $1,258,367)		1,271,377
Total Forward Sales Commitments (0.3)% (proceeds $3,221)		(3,213)
Other Assets and Liabilities, Net (7.3)%		(86,309)
Total Net Assets 100.0%		$1,181,855

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $6,850 and 0.6%, respectively.

(b) All or portion of the security was on loan.

(c) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(f) The variable rate for this government and agency mortgage-backed security (“MBS”) is determined by a formula in the security's offering documents. The rate is affected by the MBS pass-through rate which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

(g) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2017, the total payable for investments purchased on a delayed delivery basis was $83,610.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) The security is a direct debt of the agency and not collateralized by mortgages.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

	Shares/Par†	Value
FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal Home Loan Mortgage Corp.
TBA, 4.50%, 10/15/32 (a)	(120)	$(122)
TBA, 5.00%, 10/15/32 (a)	(100)	(102)
Federal National Mortgage Association
TBA, 4.50%, 10/15/32 (a)	(100)	(102)
TBA, 5.00%, 10/15/47 (a)	(500)	(546)
Government National Mortgage Association
TBA, 2.50%, 10/15/47 (a)	(250)	(245)
TBA, 5.00%, 10/15/47 (a)	(200)	(214)
TBA, 5.50%, 10/15/47 (a)	(1,700)	(1,882)
Total Government And Agency Obligations (proceeds $3,221)		(3,213)
Total Forward Sales Commitments (0.3%) (proceeds $3,221)		$(3,213)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2017, the total proceeds for investments sold on a delayed delivery basis was $3,221.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Utilities Sector Fund
COMMON STOCKS 99.7%
Utilities 99.7%
8Point3 Energy Partners LP - Class A	2	$34
AES Corp.	66	725
Allete Inc.	5	388
Alliant Energy Corp.	23	944
Ameren Corp.	24	1,398
American Electric Power Co. Inc.	49	3,441
American States Water Co.	3	171
American Water Works Co. Inc.	18	1,436
Aqua America Inc.	18	588
AquaVenture Holdings Ltd. (a)	2	28
Atmos Energy Corp.	10	876
Avista Corp.	6	337
Black Hills Corp.	5	369
California Water Service Group	5	186
Calpine Corp. (a)	36	534
CenterPoint Energy Inc.	41	1,190
Chesapeake Utilities Corp.	2	125
CMS Energy Corp.	28	1,294
Connecticut Water Services Inc. (b)	1	70
Consolidated Edison Inc.	31	2,470
Dominion Energy Inc.	63	4,818
DTE Energy Co.	18	1,917
Duke Energy Corp.	70	5,849
Dynegy Inc. (a)	12	115
Edison International	33	2,520
El Paso Electric Co.	4	225
Entergy Corp.	18	1,365
Eversource Energy	32	1,907
Exelon Corp.	93	3,494
FirstEnergy Corp.	45	1,375
Great Plains Energy Inc.	21	652
Hawaiian Electric Industries Inc.	11	371
IDACORP Inc.	5	439
MDU Resources Group Inc.	19	489
MGE Energy Inc.	3	223
Middlesex Water Co.	2	63
National Fuel Gas Co.	8	436
New Jersey Resources Corp.	9	365
NextEra Energy Inc.	47	6,834
NextEra Energy Partners LP	6	224
NiSource Inc.	32	825
Northwest Natural Gas Co.	3	190
NorthWestern Corp.	5	279
NRG Energy Inc.	31	798
NRG Yield Inc. - Class A	3	61
NRG Yield Inc. - Class C	6	123
OGE Energy Corp.	20	717
ONE Gas Inc.	5	386
Ormat Technologies Inc.	4	220
Otter Tail Corp.	4	159
Pattern Energy Group Inc. - Class A	7	164
PG&E Corp.	51	3,462
Pinnacle West Capital Corp.	11	938
PNM Resources Inc.	8	326
Portland General Electric Co.	9	406
PPL Corp.	68	2,599
Public Service Enterprise Group Inc.	50	2,329
SCANA Corp.	13	654
Sempra Energy	24	2,725
SJW Corp.	1	80
South Jersey Industries Inc.	8	269
Southern Co.	99	4,866
Southwest Gas Corp.	5	364
Spark Energy Inc. - Class A (b)	1	12
Spire Inc.	5	353
TerraForm Global Inc. - Class A (a)	9	44
TerraForm Power Inc. - Class A (a)	6	82
UGI Corp.	17	808
Unitil Corp.	1	73
Vectren Corp.	8	536
WEC Energy Group Inc.	31	1,970
	Shares/Par†	Value
Westar Energy Inc.	14	712
WGL Holdings Inc.	5	439
Xcel Energy Inc.	50	2,392
York Water Co.	1	38
Total Common Stocks (cost $72,258)		80,684
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	102	102
Securities Lending Collateral 0.1%
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	55	55
Total Short Term Investments (cost $157)		157
Total Investments 99.9% (cost $72,415)		80,841
Other Assets and Liabilities, Net 0.1%		95
Total Net Assets 100.0%		$80,936

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.1%
Consumer Discretionary 11.3%
Altice USA Inc. - Class A (a)	114	$3,124
ARAMARK Corp.	181	7,334
AutoZone Inc. (a)	5	2,806
Delphi Automotive Plc	75	7,414
Dollar Tree Inc. (a)	34	2,956
Express Inc. (a)	172	1,163
Goodyear Tire & Rubber Co.	158	5,247
HanesBrands Inc. (b)	224	5,512
Harley-Davidson Inc. (b)	85	4,115
Interpublic Group of Cos. Inc.	357	7,419
LKQ Corp. (a)	177	6,352
Madison Square Garden Co. - Class A (a)	13	2,839
Michaels Cos. Inc. (a)	176	3,784
Newell Brands Inc.	199	8,503
PVH Corp.	58	7,283
Royal Caribbean Cruises Ltd.	53	6,232
Toll Brothers Inc.	118	4,909
Tractor Supply Co.	74	4,693
Urban Outfitters Inc. (a)	154	3,682
Whirlpool Corp.	43	8,004
		103,371
Consumer Staples 6.0%
Bunge Ltd.	53	3,673
Cal-Maine Foods Inc. (a) (b)	53	2,194
Coca-Cola European Partners Plc	146	6,084
Coty Inc. - Class A	272	4,491
JM Smucker Co.	53	5,570
Kroger Co.	208	4,180
Molson Coors Brewing Co. - Class B	64	5,216
Pinnacle Foods Inc.	172	9,857
TreeHouse Foods Inc. (a)	93	6,329
Tyson Foods Inc. - Class A	104	7,317
		54,911
Energy 7.3%
Cabot Oil & Gas Corp.	283	7,570
Concho Resources Inc. (a)	27	3,618
Energen Corp. (a)	118	6,430
EQT Corp. (b)	100	6,552
Forum Energy Technologies Inc. (a)	235	3,736
Frank's International NV (b)	476	3,675
Hess Corp.	137	6,446
HollyFrontier Corp.	144	5,181
Oil States International Inc. (a)	139	3,521
PDC Energy Inc. (a)	85	4,182
Pioneer Natural Resources Co.	47	6,877
Plains GP Holdings LP - Class A (a)	245	5,355
Superior Energy Services Inc. (a)	211	2,249
US Silica Holdings Inc.	33	1,022
		66,414
Financials 21.9%
Affiliated Managers Group Inc.	22	4,190
Apollo Global Management LLC - Class A	166	4,989
Arthur J Gallagher & Co.	108	6,647
Brighthouse Financial Inc. (a)	31	1,858
Citizens Financial Group Inc.	257	9,747
Comerica Inc.	127	9,710
Discover Financial Services	140	9,052
Element Financial Corp.	469	3,475
Everest Re Group Ltd.	29	6,508
Fifth Third Bancorp	397	11,102
Hanover Insurance Group Inc.	55	5,370
Hartford Financial Services Group Inc.	242	13,393
Huntington Bancshares Inc.	745	10,398
Invesco Ltd.	160	5,611
KeyCorp	612	11,515
Lincoln National Corp.	74	5,414
M&T Bank Corp.	47	7,523
NASDAQ Inc.	140	10,821
Northern Trust Corp.	84	7,702
Raymond James Financial Inc.	113	9,497
	Shares/Par†	Value
SunTrust Banks Inc.	134	8,008
TD Ameritrade Holding Corp.	140	6,820
Unum Group	198	10,113
Validus Holdings Ltd.	89	4,363
Wintrust Financial Corp.	84	6,585
XL Group Ltd.	235	9,267
		199,678
Health Care 6.0%
AmerisourceBergen Corp.	77	6,386
DENTSPLY SIRONA Inc.	80	4,807
Lifepoint Health Inc. (a)	81	4,691
MEDNAX Inc. (a)	62	2,678
PerkinElmer Inc.	66	4,571
Quest Diagnostics Inc.	66	6,135
Steris Plc	81	7,130
Teleflex Inc.	19	4,513
Universal Health Services Inc. - Class B	36	3,958
Zimmer Biomet Holdings Inc.	82	9,654
		54,523
Industrials 14.0%
Alaska Air Group Inc.	57	4,353
Armstrong World Industries Inc. (a)	105	5,403
Brenntag AG	61	3,401
Clean Harbors Inc. (a)	135	7,628
Deere & Co.	57	7,136
Delta Air Lines Inc.	141	6,821
Eaton Corp. Plc	109	8,381
Gardner Denver Holdings Inc. (a)	135	3,718
HD Supply Holdings Inc. (a)	142	5,106
ITT Inc.	134	5,929
Kansas City Southern	64	6,906
KBR Inc.	319	5,706
L3 Technologies Inc.	54	10,173
NOW Inc. (a)	44	603
Owens Corning Inc.	91	7,071
Pitney Bowes Inc.	232	3,248
Regal-Beloit Corp.	84	6,663
Schneider National Inc. - Class B	157	3,979
Sensata Technologies Holding NV (a)	126	6,067
Stanley Black & Decker Inc.	70	10,616
Univar Inc. (a)	218	6,299
WESCO International Inc. (a)	53	3,108
		128,315
Information Technology 11.0%
Amdocs Ltd.	123	7,887
Analog Devices Inc.	93	7,991
Check Point Software Technologies Ltd. (a)	40	4,513
Fidelity National Information Services Inc.	100	9,344
First Data Corp. - Class A (a)	248	4,468
Global Payments Inc.	56	5,299
Harris Corp.	43	5,694
Keysight Technologies Inc. (a)	176	7,339
Leidos Holdings Inc.	99	5,861
Maxim Integrated Products Inc.	149	7,099
Motorola Solutions Inc.	67	5,688
NCR Corp. (a)	171	6,403
Nice Ltd. - ADR (b)	66	5,354
Sabre Corp.	124	2,245
Symantec Corp.	190	6,245
Verint Systems Inc. (a)	68	2,861
Xerox Corp.	193	6,426
		100,717
Materials 6.5%
Axalta Coating Systems Ltd. (a)	224	6,478
Berry Global Group Inc. (a)	117	6,610
Celanese Corp. - Class A	85	8,857
Eastman Chemical Co.	17	1,566
FMC Corp.	78	6,935
Graphic Packaging Holding Co.	423	5,900
PPG Industries Inc.	63	6,883
RPM International Inc.	139	7,147
Sealed Air Corp.	123	5,262

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Sensient Technologies Corp.	44	3,375
		59,013
Real Estate 6.4%
Annaly Capital Management Inc.	296	3,612
EPR Properties	75	5,247
Gramercy Property Trust	177	5,357
Jones Lang LaSalle Inc.	35	4,374
Life Storage Inc.	111	9,047
Medical Properties Trust Inc.	631	8,279
Mid-America Apartment Communities Inc.	59	6,323
Realogy Holdings Corp.	125	4,128
Sun Communities Inc.	58	4,962
Washington Prime Group Inc.	206	1,718
Weyerhaeuser Co.	150	5,109
		58,156
Utilities 7.7%
AES Corp.	386	4,258
Ameren Corp.	86	4,986
Calpine Corp. (a)	319	4,709
CMS Energy Corp.	176	8,155
DTE Energy Co.	82	8,764
Eversource Energy	130	7,835
NiSource Inc.	168	4,286
Pinnacle West Capital Corp.	94	7,954
Public Service Enterprise Group Inc.	166	7,692
Sempra Energy	51	5,823
WEC Energy Group Inc.	96	6,035
		70,497
Total Common Stocks (cost $838,127)		895,595
SHORT TERM INVESTMENTS 2.2%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	13,207	13,207
Securities Lending Collateral 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	6,715	6,715
Total Short Term Investments (cost $19,922)		19,922
Total Investments 100.3% (cost $858,049)		915,517
Other Assets and Liabilities, Net (0.3)%		(2,990)
Total Net Assets 100.0%		$912,527

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL Multi-Manager Alternative Fund
COMMON STOCKS 40.6%
Consumer Discretionary 6.5%
Aaron's Inc. (a)	40	$1,745
AMC Networks Inc. - Class A (b)	2	123
AmRest Holdings SE (b)	5	489
Basso Industry Corp.	138	386
Best Buy Co. Inc. (a)	37	2,136
Big Lots Inc.	10	552
Chico's FAS Inc.	48	430
Clear Channel Outdoor Holdings Inc. - Class A	18	85
Compagnie Generale des Etablissements Michelin	1	198
CyberAgent Inc.	11	324
Cyfrowy Polsat SA	61	431
Deckers Outdoor Corp. (b)	14	937
Dillard's Inc. - Class A	17	970
Folli Follie SA (b)	32	686
Gap Inc.	78	2,303
H&R Block Inc.	45	1,205
HSN Inc.	2	78
Imperial Holdings Ltd.	31	438
Italiaonline SpA	38	147
JD.com Inc. - Class A - ADR (b)	19	735
KB Home	43	1,037
Kohl's Corp.	37	1,694
Lear Corp. (a)	3	485
Liberty Global Plc - Class C (b)	81	1,877
Liberty Interactive Corp. QVC Group - Class A (b)	47	1,101
Liberty Ventures - Class A (b)	6	363
Macy's Inc. (a)	55	1,200
Mavi Jeans (b)	34	504
Mazda Motor Corp. (a)	29	448
Moncler SpA (a)	21	596
Naspers Ltd. - Class N	38	8,004
Newell Brands Inc.	23	960
NVR Inc. (a) (b)	1	1,856
Office Depot Inc.	259	1,175
Penn National Gaming Inc. (b)	31	732
Peugeot SA	24	583
Renault SA (a)	6	637
Rent-A-Center Inc. (a)	38	434
Royal Caribbean Cruises Ltd.	15	1,790
Scripps Networks Interactive Inc. - Class A	36	3,129
Sotheby's (b)	10	480
Time Warner Inc. (a)	146	14,939
Tupperware Brands Corp.	5	315
Videocon d2h Ltd. - ADR (b)	239	2,124
Vipshop Holdings Ltd. - ADR (b)	31	276
Visteon Corp. (b)	11	1,337
Vivendi SA	19	479
Wolverine World Wide Inc.	40	1,157
WPP Plc	108	2,009
Yum China Holdings Inc. (b)	9	361
		66,480
Consumer Staples 2.0%
Almacenes Exito SA	95	503
AMBEV SA - ADR	162	1,071
Anheuser-Busch InBev NV (a)	7	868
Astral Foods Ltd.	27	344
AVI Ltd.	85	612
Becle SAB de CV (b)	1,056	1,775
Bunge Ltd.	14	938
Clover Industries Ltd.	597	596
Coca-Cola European Partners Plc (a)	18	760
Darling Ingredients Inc. (b)	15	263
Gruma SAB de CV - Class B	51	755
Heineken Holding NV	20	1,888
HRG Group Inc. (b)	81	1,261
KT&G Corp.	10	910
Lenta Ltd. - ADR (b) (c)	64	394
L'Oreal SA	3	588
Nestle SA	7	573
Nu Skin Enterprises Inc. - Class A (a)	9	541
	Shares/Par†	Value
Rite Aid Corp. (b)	6	12
Sanderson Farms Inc. (a)	12	1,890
Tongaat Hulett Ltd.	129	1,093
Unilever NV - CVA	15	873
Varun Beverages Ltd.	91	711
Wal-Mart Stores Inc. (a)	10	758
WH Group Ltd.	422	449
		20,426
Energy 3.2%
Africa Oil Corp. (b) (d)	537	731
Apache Corp.	3	137
Berry Petroleum Co. (b) (d) (e)	2	16
Bumi Armada Bhd (b)	5,258	910
Chesapeake Energy Corp. (b) (f)	65	279
Columbia Pipeline Group Inc. (b) (d) (g) (h)	42	1,062
ConocoPhillips Co. (a)	40	2,007
Devon Energy Corp. (a)	60	2,188
Diamond Offshore Drilling Inc. (b)	44	635
Enerplus Corp.	166	1,635
Ensco Plc - Class A	22	132
EP Energy Corp. - Class A (b)	143	467
Gazprom OAO - ADR	107	448
Geopark Ltd. (b)	130	1,137
Kosmos Energy Ltd. (b) (f)	57	453
Lukoil PJSC - ADR	12	649
Marathon Oil Corp.	84	1,134
Murphy Oil Corp. (a)	76	2,032
Noble Corp. Plc (b)	132	609
Occidental Petroleum Corp.	5	335
Oceaneering International Inc.	14	370
Petronet LNG Ltd.	102	364
Rice Energy Inc. (b)	183	5,288
Rosneft OAO - GDR	116	646
Rowan Cos. Plc - Class A (b)	67	858
Schlumberger Ltd.	9	602
SM Energy Co.	5	96
Tamar Petroleum Ltd. (b)	257	1,657
Total SA	11	591
Tupras Turkiye Petrol Rafinerileri A/S	13	458
Unit Corp. (b)	29	607
Valero Energy Corp. (a)	5	362
Veresen Inc.	13	198
Vista Oil & Gas SAB de CV - Class A (b)	34	329
Whiting Petroleum Corp. (b)	189	1,032
Williams Cos. Inc. (a)	29	858
YPF SA - Class D - ADR	73	1,620
		32,932
Financials 8.3%
ABN AMRO Group NV - CVA (a)	26	773
Abu Dhabi Commercial Bank PJSC	284	549
Akbank T.A.S.	533	1,408
Ally Financial Inc.	84	2,027
American Express Co.	22	1,999
American International Group Inc.	66	4,045
Ameriprise Financial Inc.	13	1,975
Aon Plc - Class A (a)	29	4,271
Assured Guaranty Ltd.	45	1,687
Banco Bradesco SA - ADR	79	878
Banco Santander SA (a)	90	627
Bank of America Corp. (a)	194	4,910
Bank Rakyat Indonesia Persero Tbk PT	429	487
Barclays Africa Group Ltd.	96	989
Bison Capital Acquisition Corp. (b)	58	594
BNP Paribas SA (a)	11	924
CIT Group Inc.	75	3,674
Citigroup Inc. (a)	67	4,867
Citizens Financial Group Inc.	19	704
Comerica Inc.	13	953
Commerzbank AG (b)	45	612
Credito Real SAB de CV SOFOM ER	988	1,673
Donnelley Financial Solutions Inc. (b)	3	73
Everest Re Group Ltd.	1	194
Federal Street Acquisition Corp. (b)	15	149
Fortress Investment Group LLC - Class A (a)	915	7,294

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Gentera SAB de CV	161	261
Groupe Bruxelles Lambert SA (d)	24	2,523
Grupo Supervielle SA - ADR (f)	17	429
Haci Omer Sabanci Holding A/S	352	989
Hancock Holding Co.	15	732
ING Groep NV	25	454
Intesa Sanpaolo SpA	169	598
Itau Unibanco Holding SA - ADR	55	753
JSE Ltd.	118	1,083
Legg Mason Inc.	31	1,212
Leucadia National Corp.	130	3,275
Lincoln National Corp. (a)	27	1,977
LPL Financial Holdings Inc.	35	1,805
Modern Media Acquisition Corp. (b)	166	1,620
Navient Corp.	61	913
Nedbank Group Ltd.	67	997
Nelnet Inc. - Class A	23	1,172
Nordea Bank AB (a)	65	879
Park Sterling Corp.	180	2,240
Pensare Acquisition Corp. (b)	91	941
Qualitas Controladora SAB de CV - Class I	370	611
Remgro Ltd.	47	707
Santander Consumer USA Holdings Inc. (b)	11	174
Sberbank of Russia - ADR (f)	144	2,052
Societe Generale SA	8	457
Southwest Bancorp Inc.	105	2,905
St. James's Place Plc	19	298
Standard Chartered Plc (b)	59	585
Sul America SA	149	840
Turkiye Garanti Bankasi A/S	483	1,316
Turkiye Sinai Kalkinma Bankasi A/S	2,885	1,126
Unifin Financiera SAPI de CV SOFOM ENR (f)	174	585
WL Ross Holding Corp. (b) (d) (e) (g)	13	28
WLRS Fund I LLC (b) (d) (e) (g)	—	22
Yapi ve Kredi Bankasi A/S (b)	235	286
Yes Bank Ltd.	117	628
ZhongAn Online P&C Insurance Co. Ltd. (b)	13	103
		85,912
Health Care 4.2%
AbbVie Inc.	12	1,022
Alere Inc. (b)	73	3,723
Alexion Pharmaceuticals Inc. (b)	4	589
Amgen Inc.	3	615
Anthem Inc. (a)	8	1,462
Baxter International Inc. (a)	29	1,820
Biogen Inc. (a) (b)	7	2,073
BioMarin Pharmaceutical Inc. (b)	3	297
Bioverativ Inc. (b)	3	174
CIGNA Corp.	7	1,271
CR Bard Inc. (a)	36	11,431
Gilead Sciences Inc.	6	519
Halyard Health Inc. (b)	25	1,148
Humana Inc. (a)	8	1,937
Impax Laboratories Inc. (b)	4	85
Ionis Pharmaceuticals Inc. (b)	17	837
Mylan NV (b)	62	1,957
PDL BioPharma Inc. (b)	127	431
Qualicorp SA	127	1,506
Quest Diagnostics Inc. (a)	16	1,480
Richter Gedeon Nyrt	30	755
Thermo Fisher Scientific Inc.	9	1,657
United Therapeutics Corp. (a) (b)	14	1,606
Varex Imaging Corp. (b)	5	173
Vertex Pharmaceuticals Inc. (a) (b)	15	2,288
WellCare Health Plans Inc. (b)	13	2,215
		43,071
Industrials 4.4%
A P Moller - Maersk A/S - Class B	—	551
Advisory Board Co. (b)	79	4,250
Air Lease Corp. - Class A	46	1,956
Allison Transmission Holdings Inc.	53	1,993
Arconic Inc.	128	3,184
Atlas Copco AB - Class A	15	619
Barloworld Ltd.	85	781
	Shares/Par†	Value
Boeing Co. (a)	8	1,957
Cie de Saint-Gobain	10	590
Copa Holdings SA - Class A	9	1,059
CSX Corp. (a)	19	1,042
Deere & Co.	8	992
Embraer SA - ADR	19	431
Esterline Technologies Corp. (b) (e)	15	1,385
FLSmidth & Co. A/S	5	314
General Electric Co.	60	1,452
Jardine Strategic Holdings Ltd.	17	750
Legrand SA	4	295
Manpower Inc. (a)	17	1,944
Meggitt Plc	327	2,286
Metso Oyj (a)	20	739
Movida Participacoes SA (b)	564	1,494
MSA Safety Inc.	16	1,304
Nexeo Solutions Inc. (b) (d) (e)	95	697
Novus Holdings Ltd. (b) (g)	13	6
Oshkosh Corp.	4	305
Regal-Beloit Corp. (a)	23	1,817
Rockwell Collins Inc.	22	2,822
Saab AB - Class B	10	491
Safran SA	6	590
Sandvik AB (a)	37	642
SPIE SA	8	210
SPX Corp. (a) (b)	25	728
Timken Co.	17	816
United Technologies Corp.	35	4,008
Waberer's International Zrt. (b)	35	670
Waste Management Inc. (a)	6	495
		45,665
Information Technology 6.3%
Alphabet Inc. - Class A (b)	2	1,802
Alphabet Inc. - Class C (b)	2	1,780
Analog Devices Inc.	27	2,300
Applied Materials Inc. (a)	42	2,214
Baidu.com - Class A - ADR (b)	11	2,668
Brocade Communications Systems Inc.	76	913
Cadence Design Systems Inc. (b)	34	1,334
Cirrus Logic Inc. (a) (b)	2	112
Cisco Systems Inc.	93	3,129
CommerceHub Inc. - Class C (b)	11	241
Conduent Inc. (b)	24	376
Hexagon AB - Class B	12	587
Hon Hai Precision Industry Co. Ltd.	329	1,143
HP Inc.	31	627
IAC/InterActiveCorp. (b)	2	176
InterDigital Inc.	19	1,409
Juniper Networks Inc. (a)	62	1,723
Lam Research Corp.	7	1,277
Marvell Technology Group Ltd.	57	1,023
Micron Technology Inc. (b)	54	2,119
Microsoft Corp.	48	3,585
MoneyGram International Inc. (b)	79	1,273
NCR Corp. (a) (b)	3	116
NCSoft Corp.	1	297
NetEase.com Inc. - ADR	6	1,693
NHN Corp.	1	794
NXP Semiconductors NV (b)	107	12,078
Oracle Corp. (a)	129	6,221
QUALCOMM Inc.	21	1,096
SAP SE	4	449
Science Applications International Corp.	6	428
TE Connectivity Ltd.	38	3,121
Tech Mahindra Ltd.	52	368
Tencent Holdings Ltd.	9	385
Tencent Holdings Ltd. - ADR	5	233
Teradata Corp. (a) (b)	10	328
Teradyne Inc.	4	160
Vantiv Inc. - Class A (a) (b)	9	625
VeriSign Inc. (a) (b)	7	692
Western Digital Corp.	16	1,382
Xerox Corp.	24	816
Yandex NV - Class A (b)	31	1,017

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
YY Inc. - Class A - ADS (b)	10	848
		64,958
Materials 2.5%
Akzo Nobel NV	6	509
Alcoa Corp. (b)	14	640
Ashland Global Holdings Inc. (i)	8	490
Axalta Coating Systems Ltd. (b)	13	389
Barrick Gold Corp.	70	1,125
Buzzi Unicem SpA	18	478
Cemex SAB de CV - ADR (b)	231	2,097
Chemours Co.	49	2,460
DowDuPont Inc. (i)	31	2,180
Freeport-McMoRan Inc. - Class B (a) (b)	80	1,127
Greif Inc. - Class A	23	1,317
Grupa Azoty SA	25	538
Huntsman Corp. (i)	77	2,100
Kazakhmys Plc (b)	50	518
Koninklijke Philips NV	6	460
Louisiana-Pacific Corp. (b)	29	783
MMC Norilsk Nickel - ADR	37	634
Monsanto Co. (i)	10	1,234
Newmont Mining Corp.	2	71
Owens-Illinois Inc. (b)	104	2,621
Petra Diamonds Ltd. (b)	407	457
Salzgitter AG (f)	10	460
Syrah Resources Ltd. (b) (f)	361	980
Teck Resources Ltd. - Class B	52	1,090
Titan Cement Co. SA	20	497
Valencia Bidco LLC (b) (j)	188	337
		25,592
Real Estate 1.2%
Aliansce Shopping Centers SA (b)	104	610
American Tower Corp.	2	219
Atrium European Real Estate Ltd.	366	1,711
CoreCivic Inc.	58	1,561
DiamondRock Hospitality Co.	62	683
Emaar Malls Group PJSC	2,564	1,626
Equity Lifestyle Properties Inc.	10	859
Gazit-Globe Ltd.	184	1,768
JBG Smith Properties (b)	6	192
Potlatch Corp.	20	1,035
ProLogis Inc. (a)	29	1,853
Realogy Holdings Corp.	10	336
		12,453
Telecommunication Services 1.0%
America Movil SAB de CV - Class L - ADR	25	441
China Mobile Ltd. - ADR	34	1,719
Jasmine Broadband Internet Infrastructure Fund (d)	2,575	888
KT Corp. - ADR	62	857
Level 3 Communications Inc. (a) (b)	104	5,524
LG Uplus Corp.	38	445
Mobile Telesystems PJSC - ADR	21	217
VEON Ltd. - ADR	120	502
		10,593
Utilities 1.0%
AES Tiete Energia SA	230	1,035
Calpine Corp. (b)	209	3,088
Cia de Saneamento Basico do Estado de Sao Paulo	105	1,100
Electricite de France SA	48	587
Gujarat State Petronet Ltd.	110	338
Pampa Energia SA - ADR (b) (f)	18	1,144
SPCG PCL (d)	1,606	983
TerraForm Global Inc. - Class A (b)	489	2,323
		10,598
Total Common Stocks (cost $386,751)		418,680
PREFERRED STOCKS 1.3%
Consumer Discretionary 0.2%
Porsche Automobil Holding SE (k)	13	839
Volkswagen AG (a) (k)	4	625
		1,464
Energy 0.1%
Berry Petroleum Co. (b) (d) (e)	—	—
	Shares/Par†	Value
Berry Petroleum Corp. - Series A (b) (d) (e)	2	20
Sanchez Energy Corp., 6.50% (k) (l)	8	155
Sanchez Energy Corp. - Series A, 4.88% (k) (l)	11	195
Surgutneftegas OAO	330	170
		540
Financials 0.2%
Sberbank of Russia	310	840
Virtus Investment Partners Inc. - Series D, 7.25%, 02/01/20 (a) (k)	8	870
		1,710
Information Technology 0.6%
Samsung Electronics Co. Ltd.	4	6,436
Real Estate 0.2%
Colony NorthStar Inc., 7.13%, (callable at 25 begininng 09/22/22) (l)	24	608
Colony NorthStar Inc. - Series E, 8.75%, (callable at 25 beginning 05/15/19) (l)	24	643
Colony NorthStar Inc. - Series B, 8.25%, (callable at 25 beginning 11/13/17) (l)	46	1,175
		2,426
Utilities 0.0%
Cia De Transmissao De ENE-PF	16	347
Total Preferred Stocks (cost $11,523)		12,923
RIGHTS 0.0%
Modern Media Acquisition Corp. (b)	166	56
Nexstar Broadcasting Inc. (b) (j)	127	13
Syrah Resources Ltd. (b) (d) (g)	32	3
Total Rights (cost $72)		72
WARRANTS 0.0%
Modern Media Acquisition Corp. (b)	83	45
TORM A/S (b) (g)	4	2
Urbi Desarrollos Urbanos SAB de CV (b) (g)	14	3
Vista Oil & Gas SAB de CV (b) (d) (g)	32	20
Total Warrants (cost $109)		70
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.7%
Aames Mortgage Investment Trust
Series 2005-M6-1, REMIC, 2.54%, (1M US LIBOR + 1.31%), 06/25/35 (m)	380	291
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (c)	141	147
Applebee's Funding LLC
Series 2014-A2-1, 4.28%, 09/05/21 (c)	550	538
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 1.64%, 07/27/27 (c) (m)	1,098	780
Chevy Chase Funding LLC Mortgage Backed-Certificates
Series 2004-B1-2A, REMIC, 1.70%, 05/25/35 (c) (m)	448	349
CHL Mortgage Pass-Through Trust
Series 2005-2A1-9, REMIC, 1.68%, (1M US LIBOR + 0.44%), 05/25/35 (m)	79	57
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 2.74%, (1M US LIBOR + 1.50%), 02/25/23 (c) (m)	600	588
Countrywide Asset-Backed Certificates
Series 2003-3A-2, REMIC, 1.74%, (1M US LIBOR + 0.50%), 08/26/33 (m)	200	190
Countrywide Home Equity Loan Trust
Series 2004-1A-B, 1.45%, (1M US LIBOR + 0.22%), 02/15/29 (m)	270	252
Fannie Mae Connecticut Avenue Securities
Series 2015-2M2-C03, 6.24%, (1M US LIBOR + 5.00%), 07/25/25 (c) (m)	174	189
Series 2016-1M2-C04, 5.49%, (1M US LIBOR + 4.25%), 01/25/29 (c) (m)	260	285
Series 2017-1M2-C01, 4.79%, (1M US LIBOR + 3.55%), 07/25/29 (c) (m)	530	559
Series 2017-1B1-C01, 6.99%, (1M US LIBOR + 5.75%), 07/25/29 (c) (m)	270	299
First Horizon Mortgage Pass-Through Trust
Series 2005-B1-AR1, REMIC, 3.14%, 04/25/35 (m)	536	409

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
GreenPoint Mortgage Funding Trust
Series 2005-2A1-AR5, REMIC, 1.52%, (1M US LIBOR + 0.28%), 11/25/45 (m)	640	474
Hertz Vehicle Financing LLC
Series 2016-C-1A, 4.75%, 03/25/19 (c)	350	351
Series 2017-B-1A, 3.56%, 10/25/20 (c)	370	368
Series 2017-C-1A, 5.27%, 10/25/20 (c)	250	248
IndyMac IMSC Mortgage Loan Trust
Series 2007-A22-HOA1, REMIC, 1.42%, (1M US LIBOR + 0.18%), 07/25/37 (m)	375	263
Miran Mid-Atlantic Pass-Through Trust
Series 2001-C, 10.06%, 12/30/28	136	130
Nelnet Student Loan Trust
Series 2008-A4-4, 2.79%, (3M US LIBOR + 1.48%), 04/25/24 (m)	150	151
RAMP Trust
Series 2006-M1-RZ3, REMIC, 1.59%, (1M US LIBOR + 0.35%), 08/25/36 (m)	350	334
SLM Student Loan Trust
Series 2008-A4-5, 3.01%, (3M US LIBOR + 1.70%), 07/25/23 (m)	122	125
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,994)		7,377
CORPORATE BONDS AND NOTES 21.6%
Consumer Discretionary 3.1%
1011778 B.C. Unlimited Liability Co.
6.00%, 04/01/22 (c)	760	784
5.00%, 10/15/25 (c)	70	71
Altice SA
7.25%, 05/15/22, EUR	1,390	1,745
Amazon.com Inc.
4.95%, 12/05/44	40	46
4.05%, 08/22/47 (c)	670	681
4.25%, 08/22/57 (c)	930	953
AMC Entertainment Holdings Inc.
5.88%, 11/15/26	480	473
American Axle & Manufacturing Inc.
6.63%, 10/15/22	80	83
Carriage Services Inc.
2.75%, 03/15/21 (k)	685	856
CCO Holdings LLC
5.38%, 05/01/25 (c)	70	73
5.75%, 02/15/26 (c)	50	53
5.13%, 05/01/27 (c)	1,130	1,145
Cequel Communications Escrow I LLC
6.38%, 09/15/20 (c)	398	407
Cequel Communications Holdings I LLC
5.13%, 12/15/21 (c)	1,207	1,230
Charter Communications Operating LLC
4.20%, 03/15/28 (c)	110	111
6.83%, 10/23/55	380	461
DISH DBS Corp.
4.25%, 04/01/18	1,105	1,115
7.88%, 09/01/19	50	55
6.75%, 06/01/21	50	55
DISH Network Corp.
2.38%, 03/15/24 (c) (k)	940	932
Dollar Tree Inc.
5.75%, 03/01/23	100	106
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	30	31
5.00%, 05/31/26	170	177
Great Canadian Gaming Corp.
6.63%, 07/25/22, CAD (c)	2,590	2,151
Hanesbrands Inc.
4.63%, 05/15/24 (c)	80	83
Horizon Global Corp.
2.75%, 07/01/22 (k)	1,008	1,042
Liberty Expedia Holdings Inc.
1.00%, 06/30/47 (c) (k)	228	243
Liberty Interactive LLC
4.00%, 11/15/29 (k)	1,413	993
Liberty Media Corp.
1.00%, 01/30/23 (c) (k)	806	962
2.25%, 09/30/46 (k)	444	472
	Shares/Par†	Value
LTF Merger Sub Inc.
8.50%, 06/15/23 (c)	560	594
Marriott Vacations Worldwide Corp.
1.50%, 09/15/22 (k)	424	444
Masaria Investments SAU
4.89%, (3M EU EURIBOR + 5.25%), 09/15/24, EUR (c) (m)	1,410	1,667
Myriad International Holdings BV
4.85%, 07/06/27 (c)	350	362
NCL Corp. Ltd.
4.63%, 11/15/20 (c)	50	51
Netflix Inc.
5.50%, 02/15/22	30	33
5.88%, 02/15/25	80	88
3.63%, 05/15/27, EUR	460	552
Numericable - SFR SA
7.38%, 05/01/26 (c)	764	826
Numericable Group SA
6.00%, 05/15/22 (c)	1,060	1,108
6.25%, 05/15/24 (c)	200	211
Priceline Group Inc.
0.90%, 09/15/21 (k)	422	485
Schaeffler Verwaltung Zwei GmbH
5.50%, 09/15/26 (c) (n)	200	204
Scientific Games International Inc.
7.00%, 01/01/22 (c)	260	276
10.00%, 12/01/22	749	830
Shea Homes LP
6.13%, 04/01/25 (c)	110	114
Tesla Inc.
2.38%, 03/15/22 (a) (k)	1,471	1,811
Time Warner Cable Inc.
7.30%, 07/01/38	20	25
Tribune Media Co.
5.88%, 07/15/22	87	91
Unitymedia GmbH
3.75%, 01/15/27, EUR	130	155
Unitymedia Hessen GmbH & Co. KG
4.00%, 01/15/25, EUR	250	313
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (c)	925	987
Wayfair Inc.
0.38%, 09/01/22 (a) (c) (k)	1,064	1,028
Whitbread Group Plc
3.38%, 10/16/25, GBP	190	267
WMG Acquisition Corp.
6.75%, 04/15/22 (c)	1,040	1,093
World Wrestling Entertainment Inc.
3.38%, 12/15/23 (a) (c) (k)	425	485
		31,689
Consumer Staples 0.2%
BAT Capital Corp.
3.56%, 08/15/27 (c)	220	221
4.54%, 08/15/47 (c)	210	215
Constellation Brands Inc.
4.75%, 11/15/24	90	99
Cott Holdings Inc.
5.50%, 04/01/25 (c)	40	42
Kraft Heinz Foods Co.
4.13%, 07/01/27, GBP	280	411
5.20%, 07/15/45	60	66
Lamb Weston Holdings Inc.
4.88%, 11/01/26 (c)	40	42
Post Holdings Inc.
5.50%, 03/01/25 (c)	405	421
5.75%, 03/01/27 (c)	405	417
Rite Aid Corp.
6.13%, 04/01/23 (c)	147	143
		2,077
Energy 2.1%
Alta Mesa Holdings LP
7.88%, 12/15/24 (c)	372	402
Anadarko Petroleum Corp.
3.45%, 07/15/24	50	50

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
5.55%, 03/15/26	80	89
4.50%, 07/15/44	70	67
Apache Corp.
4.75%, 04/15/43	490	492
Blue Racer Midstream LLC
6.13%, 11/15/22 (c)	110	114
Cheniere Energy Partners LP
5.25%, 10/01/25 (c)	725	741
Chesapeake Energy Corp.
5.75%, 03/15/23	160	148
8.00%, 01/15/25 (c)	380	384
CONSOL Energy Inc.
5.88%, 04/15/22	90	91
8.00%, 04/01/23	500	532
DCP Midstream LLC
6.45%, 11/03/36 (c)	10	11
6.75%, 09/15/37 (c)	100	107
Devon Energy Corp.
5.85%, 12/15/25	190	218
5.00%, 06/15/45	50	53
Ecopetrol SA
4.13%, 01/16/25	370	370
5.38%, 06/26/26	320	342
5.88%, 09/18/23 - 05/28/45	470	494
Ensco Jersey Finance Ltd.
3.00%, 01/31/24 (c) (k)	403	342
Ensco Plc
8.00%, 01/31/24	37	37
EP Energy LLC
6.38%, 06/15/23	180	112
8.00%, 02/15/25 (c)	50	39
Exxon Mobil Corp.
4.11%, 03/01/46	130	140
FTS International Inc.
8.82%, (3M US LIBOR + 7.50%), 06/15/20 (c) (m)	1,120	1,137
Genesis Energy LP
6.75%, 08/01/22	110	112
Golar LNG Ltd.
2.75%, 02/15/22 (c) (k)	848	799
Green Plains Inc.
3.25%, 10/01/18 (k)	2,110	2,480
4.13%, 09/01/22 (k)	1,263	1,303
Gulfport Energy Corp.
6.38%, 05/15/25	314	319
Halliburton Co.
3.80%, 11/15/25	110	113
4.85%, 11/15/35	150	162
Kerr-McGee Corp.
6.95%, 07/01/24	120	143
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	60	61
4.25%, 09/01/24	60	63
Kinder Morgan Inc.
5.30%, 12/01/34	40	42
Laredo Petroleum Inc.
7.38%, 05/01/22	30	31
MEG Energy Corp.
7.00%, 03/31/24 (c)	130	112
MPLX LP
4.88%, 12/01/24 - 06/01/25	220	237
Northern Oil and Gas Inc.
8.00%, 06/01/20	859	533
Oasis Petroleum Inc.
6.88%, 03/15/22	70	71
Occidental Petroleum Corp.
4.63%, 06/15/45	60	66
4.40%, 04/15/46	20	21
4.10%, 02/15/47	90	92
Paramount Resources Ltd.
6.88%, 06/30/23 (c)	190	201
PBF Holding Co. LLC
7.25%, 06/15/25 (c)	448	458
Petroleos Mexicanos
6.38%, 01/23/45	390	397
	Shares/Par†	Value
QEP Resources Inc.
5.25%, 05/01/23	30	29
Range Resources Corp.
5.88%, 07/01/22 (c)	50	52
4.88%, 05/15/25	100	98
Rice Energy Inc.
6.25%, 05/01/22	300	314
7.25%, 05/01/23	20	22
Rockies Express Pipeline LLC
5.63%, 04/15/20 (c)	100	105
6.88%, 04/15/40 (c)	110	122
RSP Permian Inc.
6.63%, 10/01/22	20	21
Sanchez Energy Corp.
7.75%, 06/15/21	200	189
6.13%, 01/15/23	870	747
Schlumberger Holdings Corp.
4.00%, 12/21/25 (c)	280	293
SESI LLC
7.75%, 09/15/24 (c)	220	229
Seven Generations Energy Ltd.
5.38%, 09/30/25 (c)	300	302
Shelf Drilling Holdings Ltd.
9.50%, 11/02/20 (c)	45	45
Southwestern Energy Co.
7.50%, 04/01/26	360	374
7.75%, 10/01/27	360	374
Summit Midstream Holdings LLC
5.50%, 08/15/22	30	30
Targa Resources Partners LP
4.25%, 11/15/23	170	168
6.75%, 03/15/24	100	108
Teine Energy Ltd.
6.88%, 09/30/22 (c)	60	61
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	170	220
Weatherford International Ltd.
5.88%, 07/01/21 (a) (k)	949	1,040
Whiting Petroleum Corp.
5.00%, 03/15/19	384	385
6.25%, 04/01/23	230	226
Williams Cos. Inc.
8.75%, 03/15/32 (o)	140	181
WPX Energy Inc.
8.25%, 08/01/23	170	191
YPF SA
8.75%, 04/04/24	500	575
6.95%, 07/21/27 (c)	552	587
		21,416
Financials 5.4%
ABN AMRO Bank NV
5.75%, (callable at 100 beginning 09/22/20), EUR (l)	600	763
ACE INA Holdings Inc.
4.35%, 11/03/45	120	132
AerCap Ireland Capital Ltd.
4.63%, 07/01/22	150	161
Ally Financial Inc.
8.00%, 11/01/31	20	26
Altice Financing SA
6.63%, 02/15/23 (c)	200	212
AmTrust Financial Services Inc.
2.75%, 12/15/44 (k)	959	735
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	270	279
4.90%, 02/01/46	80	91
Apollo Commercial Real Estate Finance Inc.
4.75%, 08/23/22 (k)	571	579
Aston Martin Capital Holdings Ltd.
6.50%, 04/15/22 (c)	790	842
BAC Capital Trust XIV
4.00%, (3M US LIBOR + 0.40%), (callable at 100 beginning 10/30/17) (l) (m)	1,540	1,384

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Banco Bilbao Vizcaya Argentaria SA
8.88%, (callable at 100 beginning 04/14/21), EUR (l)	200	275
Banco Mercantil del Norte SA
6.87%, (callable at 100 beginning 07/06/22) (c) (l)	200	212
7.63%, (callable at 100 beginning 01/10/28) (c) (l)	200	219
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (l)	300	331
4.25%, 10/22/26	280	293
Barclays Bank Plc
7.63%, 11/21/22	200	230
Barclays Plc
8.00%, (callable at 100 beginning 12/15/20), EUR (k) (l)	500	664
BNP Paribas SA
6.12%, (callable at 100 beginning 06/17/22), EUR (l)	260	347
7.37%, (callable at 100 beginning 08/19/25) (c) (l)	200	225
BPCE SA
2.75%, 11/30/27, EUR	500	632
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (l)	2,030	2,204
4.60%, 03/09/26	210	223
4.45%, 09/29/27	200	212
8.13%, 07/15/39	51	80
5.30%, 05/06/44	170	198
Compass Bank
3.88%, 04/10/25	280	280
Cowen Group Inc.
3.00%, 03/15/19 (k)	947	993
Credit Agricole SA
6.50%, (callable at 100 beginning 06/23/21), EUR (l)	250	328
8.12%, (callable at 100 beginning 12/23/25) (c) (l)	200	237
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45	300	336
DAE Funding LLC
4.50%, 08/01/22 (c)	340	348
5.00%, 08/01/24 (c)	330	338
Danske Bank A/S
5.87%, (callable at 100 beginning 04/06/22), EUR (l)	460	605
DEA Finance SA
7.50%, 10/15/22, EUR	381	497
Diamond 1 Finance Corp.
3.48%, 06/01/19 (c)	300	306
4.42%, 06/15/21 (c)	240	252
Element Financial Corp.
5.13%, 06/30/19, CAD (a) (k)	1,840	1,493
4.25%, 06/30/20, CAD (a) (k)	1,505	1,191
Encore Capital Group Inc.
3.00%, 11/27/17 (k)	326	458
3.25%, 03/15/22 (c) (k)	1,720	1,990
EZCORP Inc.
2.88%, 07/01/24 (c) (k)	1,267	1,469
Forest City Enterprises Inc.
4.25%, 08/15/18 (k)	802	979
3.63%, 08/15/20 (k)	1,758	2,034
FXCM Inc.
2.25%, 06/15/18 (k)	597	233
General Electric Capital Corp.
5.88%, 01/14/38	100	131
Goldman Sachs Capital II
4.00%, (3M US LIBOR + 0.77%), (callable at 100 beginning 11/13/17) (l) (m)	18	16
Goldman Sachs Capital III
4.00%, (3M US LIBOR + 0.77%), (callable at 100 beginning 11/13/17) (l) (m)	13	12
Goldman Sachs Group Inc.
4.25%, 10/21/25	70	73
6.75%, 10/01/37	190	250
5.15%, 05/22/45	490	561
4.75%, 10/21/45	60	67
Hannon Armstrong Sustainable Infrastructure Capital Inc.
4.13%, 09/01/22 (k)	166	171
	Shares/Par†	Value
HCI Group Inc.
4.25%, 03/01/37 (c) (k)	252	225
Hercules Capital Inc.
4.38%, 02/01/22 (c) (k)	684	696
HSBC Holdings Plc
6.37%, (callable at 100 beginning 09/17/24) (k) (l)	200	213
4.30%, 03/08/26	200	214
IAC FinanceCo Inc.
0.88%, 10/01/22 (k)	1,367	1,423
ING Groep NV
2.50%, 02/15/29, EUR	300	374
Intesa Sanpaolo SpA
7.00%, (callable at 100 beginning 01/19/21), EUR (l)	500	630
IPD 3 BV
4.50%, 07/15/22, EUR (c)	780	949
KBC Group NV
1.88%, 03/11/27, EUR	300	364
KCA Deutag UK Finance Plc
7.25%, 05/15/21 (c)	280	269
9.88%, 04/01/22 (c)	597	620
Petrobras Global Finance BV
4.38%, 05/20/23	450	445
8.75%, 05/23/26	400	481
7.38%, 01/17/27	472	520
6.00%, 01/27/28 (c)	50	50
5.63%, 05/20/43	320	286
7.25%, 03/17/44	243	254
6.85%, 06/05/15	640	610
Petrobras International Finance Co.
6.75%, 01/27/41	140	139
Portfolio Recovery Associates Inc.
3.00%, 08/01/20 (k)	1,270	1,161
PRA Group Inc.
3.50%, 06/01/23 (c) (k)	1,188	1,085
Quicken Loans Inc.
5.75%, 05/01/25 (c)	80	84
Redwood Trust Inc.
4.75%, 08/15/23 (k)	629	625
Royal Bank of Scotland Group Plc
5.13%, 05/28/24	1,930	2,053
RWT Holdings Inc.
5.63%, 11/15/19 (k)	1,109	1,147
Societe Generale SA
2.50%, 09/16/26, EUR	500	624
Solera LLC
10.50%, 03/01/24 (c)	1,180	1,343
Standard Chartered Plc
5.70%, 03/26/44 (c)	200	236
Starwood Property Trust Inc.
3.75%, 10/15/17 (k)	2,711	2,713
Stichting AK Rabobank Certificaten
6.50%, , EUR (l) (o)	1,046	1,473
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (c)	300	338
UBS Group AG
5.75%, (callable at 100 beginning 02/19/22), EUR (l)	200	265
7.00%, (callable at 100 beginning 02/19/25) (l)	200	224
UniCredit SpA
6.62%, (callable at 100 beginning 06/03/23), EUR (l)	890	1,095
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24, GBP	1,620	2,223
Wachovia Capital Trust III
5.57%, (3M US LIBOR + 0.93%), (callable at 100 beginning 11/13/17) (l) (m)	2,035	2,040
Walter Investment Management Corp.
4.50%, 11/01/19 (k)	200	34
7.88%, 12/15/21	200	108
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (l)	101	113
3.55%, 09/29/25	120	123
4.30%, 07/22/27	290	307
4.65%, 11/04/44	120	128

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
4.40%, 06/14/46	180	187
ZF North America Capital Inc.
4.50%, 04/29/22 (c)	160	168
		55,856
Health Care 3.4%
Actavis Funding SCS
4.55%, 03/15/35	10	11
Alere Inc.
6.50%, 06/15/20	782	793
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20 (k)	421	448
AMAG Pharmaceuticals Inc.
3.25%, 06/01/22 (k)	189	184
Amicus Therapeutics Inc.
3.00%, 12/15/23 (c) (k)	1,311	3,382
Becton Dickinson & Co.
3.70%, 06/06/27	400	404
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24 (k)	1,220	1,240
Cardinal Health Inc.
3.41%, 06/15/27	110	110
Catholic Health Initiatives
4.35%, 11/01/42	180	168
Centene Corp.
4.75%, 01/15/25	130	135
Community Health Systems Inc.
6.88%, 02/01/22	150	118
6.25%, 03/31/23	820	808
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	50	51
5.13%, 07/15/24	10	10
Dermira Inc.
3.00%, 05/15/22 (c) (k)	546	584
DexCom Inc.
0.75%, 05/15/22 (c) (k)	912	811
DJO Finco LLC
8.13%, 06/15/21 (c)	300	287
Emergent BioSolutions Inc.
2.88%, 01/15/21 (k)	838	1,200
Flexion Therapeutics Inc.
3.38%, 05/01/24 (c) (k)	1,223	1,374
Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21 (c)	150	165
HCA Inc.
5.38%, 02/01/25	40	42
5.25%, 06/15/26	10	11
4.50%, 02/15/27	20	20
Innoviva Inc.
2.50%, 08/15/25 (c) (k)	420	441
Insulet Corp.
1.25%, 09/15/21 (c) (k)	724	821
Intercept Pharmaceuticals Inc.
3.25%, 07/01/23 (k)	588	457
Invacare Corp.
5.00%, 02/15/21 (k)	1,113	1,321
Medicines Co.
2.75%, 07/15/23 (k)	315	331
Neurocrine Biosciences Inc.
2.25%, 05/15/24 (c) (k)	426	484
Nipro Corp.
0.00%, 01/29/21, JPY (k) (p)	60,000	630
Pacira Pharmaceuticals Inc.
2.38%, 04/01/22 (c) (k)	636	617
PDL BioPharma Inc.
2.75%, 12/01/21 (k)	586	624
Quidel Corp.
3.25%, 12/15/20 (k)	834	1,266
Radius Health Inc.
3.00%, 09/01/24 (k)	1,424	1,433
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (c)	531	559
Sucampo Pharmaceuticals Inc.
3.25%, 12/15/21 (c) (k)	978	1,010
	Shares/Par†	Value
Teladoc Inc.
3.00%, 12/15/22 (a) (c) (k)	1,018	1,102
Tenet Healthcare Corp.
7.50%, 01/01/22 (c)	760	805
8.13%, 04/01/22	420	427
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (c)	1,127	1,067
Teva Pharmaceutical Finance III BV
3.15%, 10/01/26	70	65
THC Escrow Corp. III
5.13%, 05/01/25 (c)	650	641
7.00%, 08/01/25 (c)	340	318
Theravance Inc.
2.13%, 01/15/23 (a) (k)	1,251	1,212
Universal Hospital Services Inc.
7.63%, 08/15/20	40	41
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (c)	340	341
7.50%, 07/15/21 (c)	150	150
6.75%, 08/15/21 (c)	290	285
6.50%, 03/15/22 (c)	30	32
5.50%, 03/01/23 (c)	150	132
5.88%, 05/15/23 (c)	890	785
7.00%, 10/01/20 - 03/15/24 (c)	427	450
6.13%, 04/15/25 (c)	1,630	1,429
VRX Escrow Corp.
5.38%, 03/15/20 (c)	60	60
Wright Medical Group Inc.
2.00%, 02/15/20 (a) (k)	1,810	1,960
Wright Medical Group NV
2.25%, 11/15/21 (a) (k)	1,051	1,410
		35,062
Industrials 1.5%
ADT Corp.
3.50%, 07/15/22	835	837
Aerojet Rocketdyne Holdings Inc.
2.25%, 12/15/23 (c) (k)	907	1,356
Air Transport Services Group Inc.
1.13%, 10/15/24 (c) (k)	912	950
Atlas Air Worldwide Holdings Inc.
1.88%, 06/01/24 (k)	838	1,079
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (c)	784	844
Bombardier Inc.
7.75%, 03/15/20 (c)	102	109
5.75%, 03/15/22 (c)	100	97
6.00%, 10/15/22 (c)	100	97
6.13%, 01/15/23 (c)	200	195
7.50%, 03/15/25 (c)	400	400
CBC Ammo LLC
7.25%, 11/15/21 (c)	20	20
Dycom Industries Inc.
0.75%, 09/15/21 (k)	422	482
Greenbrier Cos. Inc.
2.88%, 02/01/24 (c) (k)	382	429
International Lease Finance Corp.
6.25%, 05/15/19	80	85
Kaman Corp.
3.25%, 05/01/24 (c) (k)	1,060	1,151
KAR Auction Services Inc.
5.13%, 06/01/25 (c)	830	863
KEYW Holding Corp.
2.50%, 07/15/19 (k)	420	395
Mirait Holdings Corp.
0.00%, 12/30/21, JPY (k) (p)	45,000	453
Navistar International Corp.
4.50%, 10/15/18 (k)	435	453
4.75%, 04/15/19 (k)	953	1,043
8.25%, 11/01/21	800	803
Ope Kag Finance Sub Inc.
7.88%, 07/31/23 (c)	1,102	1,132
Park Aerospace Holdings Ltd.
5.25%, 08/15/22 (c)	50	52
5.50%, 02/15/24 (c)	70	74

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Team Inc.
5.00%, 08/01/23 (c) (k)	851	807
Trinity Industries Inc.
3.88%, 06/01/36 (a) (k)	84	113
United Rentals North America Inc.
5.75%, 11/15/24	120	128
5.88%, 09/15/26	70	76
4.88%, 01/15/28	927	932
		15,455
Information Technology 2.4%
Blackboard Inc.
9.75%, 10/15/21 (c)	816	727
Bottomline Technologies Inc.
1.50%, 12/01/17 (k)	977	1,042
BroadSoft Inc.
1.00%, 09/01/22 (k)	1,264	1,764
CalAmp Corp.
1.63%, 05/15/20 (k)	857	914
Carbonite Inc.
2.50%, 04/01/22 (c) (k)	636	724
Cypress Semiconductor Corp.
4.50%, 01/15/22 (k)	419	547
Electronics For Imaging Inc.
0.75%, 09/01/19 (k)	465	483
Euronet Worldwide Inc.
1.50%, 10/01/44 (k)	210	285
FireEye Inc.
1.63%, 06/01/35 (k)	428	396
HubSpot Inc.
0.25%, 06/01/22 (c) (k)	912	1,009
II-VI Inc.
0.25%, 09/01/22 (a) (c) (k)	774	864
Inception Merger Sub Inc.
8.63%, 11/15/24 (c)	700	746
Inphi Corp.
1.13%, 12/01/20 (k)	838	1,020
InterDigital Inc.
1.50%, 03/01/20 (k)	628	739
Knowles Corp.
3.25%, 11/01/21 (k)	838	943
Microchip Technology Inc.
1.63%, 02/15/27 (c) (k)	1,496	1,821
2.25%, 02/15/37 (c) (k)	159	193
Micron Technology Inc.
3.00%, 11/15/43 (k)	462	639
Microsoft Corp.
3.30%, 02/06/27	190	197
3.70%, 08/08/46	90	91
Nuance Communications Inc.
1.25%, 04/01/25 (k)	721	697
ON Semiconductor Corp.
1.63%, 10/15/23 (c) (k)	502	583
OSI Systems Inc.
1.25%, 09/01/22 (c) (k)	639	692
RealPage Inc.
1.50%, 11/15/22 (c) (k)	596	695
Red Hat Inc.
0.25%, 10/01/19 (k)	631	971
Rovi Corp.
0.50%, 03/01/20 (k)	943	950
Silicon Laboratories Inc.
1.38%, 03/01/22 (c) (k)	636	703
Square Inc.
0.38%, 03/01/22 (c) (k)	625	874
Synaptics Inc.
0.50%, 06/15/22 (c) (k)	421	382
Teradyne Inc.
1.25%, 12/15/23 (a) (c) (k)	593	786
ViaSat Inc.
5.63%, 09/15/25 (c)	1,232	1,243
Workday Inc.
0.25%, 10/01/22 (a) (c) (k)	1,276	1,274
		24,994
	Shares/Par†	Value
Materials 1.4%
AK Steel Corp.
5.00%, 11/15/19 (k)	1,181	1,589
Anglo American Capital Plc
3.63%, 09/11/24 (c)	200	198
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (c)	1,474	1,560
BHP Billiton Finance USA Ltd.
6.75%, (USD Swap Semi 30/360 (>2-10Y) 5Y + 5.22%), 10/19/75 (c) (m)	200	236
Cemex SAB de CV
3.72%, 03/15/20 (k)	1,240	1,391
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (c)	1,010	1,136
Freeport-McMoRan Inc.
2.38%, 03/15/18	110	110
Glencore Funding LLC
2.88%, 04/16/20 (c)	100	101
Kansai Paint Co. Ltd.
0.00%, 06/17/22, JPY (k) (p)	40,000	385
Mitsubishi Chemical Holdings Corp.
0.00%, 03/30/22 - 03/29/24, JPY (k) (p)	80,000	774
Momentive Performance Materials Inc.
3.88%, 10/24/21	2,703	2,733
4.69%, 04/24/22	300	289
Norske Skogindustrier ASA
0.00%, 12/15/19, EUR (b) (q)	1,054	1,204
Pretium Resources Inc.
2.25%, 03/15/22 (k)	659	612
RTI International Metals Inc.
1.63%, 10/15/19 (k)	687	755
Solazyme Inc.
0.00%, 10/01/19 (b) (k) (q)	1,514	424
Vale Overseas Ltd.
6.25%, 08/10/26	488	555
Westlake Chemical Corp.
4.63%, 02/15/21	40	41
		14,093
Real Estate 1.0%
American Residential Properties OP LP
3.25%, 11/15/18 (k)	1,266	1,563
Colony NorthStar Inc.
3.88%, 01/15/21 (k)	1,007	1,013
Colony Starwood Homes
3.50%, 01/15/22 (c) (k)	1,345	1,509
ESH Hospitality Inc.
5.25%, 05/01/25 (c)	525	543
Howard Hughes Corp.
5.38%, 03/15/25 (c)	712	721
Iron Mountain Inc.
4.88%, 09/15/27	543	553
iStar Inc.
3.13%, 09/15/22 (c) (k)	638	646
New York Mortgage Trust Inc.
6.25%, 01/15/22 (k)	396	393
Starwood Property Trust Inc.
4.38%, 04/01/23 (k)	1,381	1,397
Starwood Waypoint Residential Trust
3.00%, 07/01/19 (k)	1,697	2,086
		10,424
Telecommunication Services 0.8%
AT&T Inc.
5.15%, 02/14/50	280	282
CenturyLink Inc.
5.63%, 04/01/25	50	48
Intelsat Jackson Holdings Ltd.
7.25%, 10/15/20	580	559
Intelsat Jackson Holdings SA
9.75%, 07/15/25 (c)	216	219
Matterhorn Telecom SA
3.25%, (3M EU EURIBOR + 3.25%), 02/01/23, EUR (m)	1,380	1,632
Neptune Finco Corp.
10.13%, 01/15/23 (c)	980	1,130

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Sprint Capital Corp.
8.75%, 03/15/32	780	998
Sprint Corp.
7.88%, 09/15/23	540	627
Sprint Nextel Corp.
11.50%, 11/15/21	60	76
Telesat Canada
8.88%, 11/15/24 (c)	914	1,030
Verizon Communications Inc.
4.13%, 08/15/46	160	145
Virgin Media Finance Plc
6.00%, 10/15/24 (c)	200	211
Zayo Group LLC
6.00%, 04/01/23	991	1,049
5.75%, 01/15/27 (c)	799	847
		8,853
Utilities 0.3%
Calpine Corp.
5.25%, 06/01/26 (c)	100	100
Dynegy Inc.
8.13%, 01/30/26 (c)	585	604
Enel Finance International SA
6.00%, 10/07/39 (c)	150	184
FirstEnergy Corp.
3.90%, 07/15/27	180	183
7.38%, 11/15/31	350	465
Kyushu Electric Power Co. Inc.
0.00%, 03/31/20 - 03/31/22, JPY (k) (p)	100,000	914
NextEra Energy Partners LP
1.50%, 09/15/20 (c) (k)	638	623
		3,073
Total Corporate Bonds And Notes (cost $211,651)		222,992
SENIOR LOAN INTERESTS 4.3%
Consumer Discretionary 1.3%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.49%, (3M LIBOR + 2.25%), 02/16/24 (m)	2,377	2,373
AMC Entertainment Inc.
Term Loan B, 3.48%, (3M LIBOR + 2.25%), 10/31/23 (m)	497	495
Bass Pro Group LLC
Term Loan B, 6.23%, (3M LIBOR + 5.00%), 04/01/24 (m)	159	150
Charter Communications Operating LLC
Term Loan I, 3.49%, (3M LIBOR + 2.25%), 01/15/24 (m)	1,036	1,040
CSC Holdings LLC
1st Lien Term Loan, 3.48%, (3M LIBOR + 2.25%), 07/15/25 (m)	1,214	1,207
Hilton Worldwide Finance LLC
Term Loan B-2, 3.24%, (3M LIBOR + 2.00%), 10/25/23 (m)	923	927
La Quinta Intermediate Holdings LLC
Term Loan B, 4.05%, (3M LIBOR + 2.75%), 02/18/21 (m)	1,019	1,022
Laureate Education Inc.
Term Loan B, 5.74%, (3M LIBOR + 4.50%), 04/19/24 (m)	549	551
LTF Merger Sub Inc.
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 06/10/22 (m)	1,651	1,655
Promotora de Informaciones SA
Term Loan 2, 2.60%, (3M EURIBOR + 2.60%), 12/13/18, EUR (m)	3,189	3,612
Socotec SA
Term Loan B, 3.75%, (3M EURIBOR + 3.75%), 07/20/24, EUR (m)	280	332
		13,364
Consumer Staples 0.2%
Diamond (BC) BV
Term Loan, 3.25%, (3M EURIBOR + 3.25%), 07/25/24, EUR (m)	450	530
Term Loan, 4.32%, (3M LIBOR + 3.00%), 07/25/24 (m)	560	558
	Shares/Par†	Value
Post Holdings Inc.
Incremental Term Loan A, 3.49%, (3M LIBOR + 2.25%), 05/16/24 (m)	534	535
Refresco Group BV
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 09/27/24, GBP (m) (r)	230	311
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 09/27/24 (j) (m) (r)	390	391
		2,325
Energy 0.2%
Chesapeake Energy Corp.
Term Loan, 8.81%, (3M LIBOR + 7.50%), 08/25/21 (m)	506	545
EnQuest Plc
Term Loan, 6.20%, (3M LIBOR + 4.75%), 10/29/21 (m)	—	—
Gavilan Resources LLC
2nd Lien Term Loan, 7.23%, (3M LIBOR + 6.00%), 02/24/24 (m)	1,900	1,834
		2,379
Financials 0.4%
Eircom Finco SARL
Term Loan B-6, 3.25%, (3M EURIBOR + 3.25%), 05/31/22, EUR (m)	2,260	2,680
KCA Deutag US Finance LLC
Term Loan, 7.06%, (3M LIBOR + 5.75%), 05/15/20 (m)	140	135
Nielsen Finance LLC
Term Loan B-4, 3.23%, (3M LIBOR + 2.00%), 10/04/23 (m)	1,032	1,033
Telenet International Finance SARL
Term Loan AH, 3.00%, (3M EURIBOR + 3.00%), 03/31/26, EUR (m)	460	548
		4,396
Health Care 0.7%
Envision Healthcare Corp.
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 11/15/23 (m)	1,042	1,044
INC Research LLC
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 06/26/24 (m)	515	517
Nidda Healthcare Holding AG
Term Loan B-2, 0.00%, (3M EURIBOR + 4.50%), 04/12/24, GBP (m) (r)	1,530	2,059
Quintiles IMS Inc.
Term Loan B, 3.30%, (3M LIBOR + 2.00%), 03/03/24 (m)	887	891
SAM Bidco SAS
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 09/22/24 (j) (m) (r)	430	431
PIK Term Loan, 0.00%, (3M EURIBOR + 775 Cash + 850 PIK), 09/22/25, EUR (m) (r)	480	572
Team Health Holdings Inc.
1st Lien Term Loan, 3.99%, (3M LIBOR + 2.75%), 01/12/24 (m)	1,094	1,073
Unilabs Holding AB
Term Loan B-2, 3.00%, (3M EURIBOR + 3.00%), 03/21/24, EUR (m)	510	598
		7,185
Information Technology 0.6%
Almonde Inc.
1st Lien Term Loan, 4.82%, (3M LIBOR + 3.50%), 05/03/24 (m)	632	635
Colorado Buyer Inc.
Term Loan B, 4.31%, (3M LIBOR + 3.00%), 03/15/24 (m)	1,108	1,112
2nd Lien Term Loan, 8.56%, (3M LIBOR + 7.25%), 03/14/25 (m)	1,061	1,075
First Data Corp.
Term Loan, 3.49%, (3M LIBOR + 2.25%), 07/08/22 (m)	1,032	1,033
Go Daddy Operating Co. LLC
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 02/08/22 (m)	1,648	1,652

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Switch Ltd.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 06/22/24 (m)	578	582
Veritas Bermuda Ltd.
Term Loan B, 5.80%, (3M LIBOR + 4.50%), 01/27/23 (m)	495	499
		6,588
Materials 0.3%
Berry Plastics Group Inc.
Term Loan K, 3.49%, (3M LIBOR + 2.25%), 02/08/20 (m)	475	476
Huntsman International LLC
Term Loan B-2, 4.24%, (3M LIBOR + 3.00%), 04/01/23 (m)	755	758
Nordic Packaging and Container Holdings Oy
Term Loan, 5.00%, (3M EURIBOR + 5.00%), 11/16/23, EUR (m)	483	576
Norske Skog
1st Lien Delayed Draw Term Loan, 11.75%, 06/06/18, EUR (j)	90	106
Vertellus Holdings LLC
Term Loan, 10.24%, (3M LIBOR + 9.00%), 04/30/18 (j) (m)	393	388
2nd Lien Term Loan, 13.24%, (3M LIBOR + 12.00%), 10/31/21 (j) (m)	235	235
		2,539
Real Estate 0.1%
MGM Growth Properties Operating Partnership LP
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 04/15/23 (m)	1,034	1,037
Telecommunication Services 0.5%
Intelsat Jackson Holdings SA
Term Loan B-2, 4.07%, (1Y LIBOR + 2.75%), 06/30/19 (m)	900	897
Level 3 Financing Inc.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 02/17/24 (m)	1,886	1,885
SBA Senior Finance II LLC
Term Loan B-1, 3.49%, (1Y LIBOR + 2.25%), 03/24/21 (m)	1,049	1,051
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, (3M LIBOR + 2.50%), 02/29/24 (m)	1,055	1,055
		4,888
Total Senior Loan Interests (cost $44,230)		44,701
GOVERNMENT AND AGENCY OBLIGATIONS 8.7%
Collateralized Mortgage Obligations 0.1%
Federal Home Loan Mortgage Corp.
Series 2017-B1-DNA2, REMIC, 6.39%, (1M US LIBOR + 5.15%), 10/25/29 (m) (s)	680	713
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M2-DNA1, REMIC, 4.49%, (1M US LIBOR + 3.25%), 02/25/28 (m) (s)	390	407
		1,120
Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corp.
TBA, 3.50%, 10/15/47 (t)	100	103
Sovereign 4.0%
Argentina Bonos del Tesoro
22.75%, 03/05/18, ARS	3,100	181
18.20%, 10/03/21, ARS	8,700	512
16.00%, 10/17/23, ARS	3,270	208
15.50%, 10/17/26, ARS	8,590	563
Argentina Government International Bond
7.13%, 06/28/17 (c)	1,060	1,058
Argentina POM Politica Monetaria
27.00%, (Argentina Central Bank 7D Repurchase Rate), 06/21/20, ARS (m)	6,920	422
Argentina Republic Government International Bond
6.88%, 04/22/21	270	294
5.63%, 01/26/22	390	409
7.50%, 04/22/26	220	247
8.28%, 12/31/33	308	359
	Shares/Par†	Value
7.63%, 04/22/46	150	166
Australia Government Bond
3.00%, 03/21/47, AUD	2,190	1,523
Brazil Government International Bond
4.25%, 01/07/25	210	212
5.00%, 01/27/45	1,850	1,716
Brazil Notas do Tesouro Nacional
10.00%, 01/01/21 - 01/01/23, BRL	4,648	1,555
China Government Bond
3.31%, 11/30/25, CNY	2,000	290
Colombia Government International Bond
5.63%, 02/26/44	820	916
Ecuador Government International Bond
10.75%, 03/28/22 (c)	200	222
9.65%, 12/13/26 (c)	250	263
Indonesia Government Bond
7.00%, 05/15/27, IDR	35,096,000	2,704
Indonesia Treasury Bond
8.38%, 09/15/26 - 03/15/34, IDR	13,049,000	1,061
Italy Buoni Poliennali Del Tesoro
2.00%, 12/01/25, EUR	4,580	5,489
5.00%, 09/01/40, EUR	900	1,379
3.25%, 09/01/46, EUR (c)	1,230	1,457
Kuwait International Government Bond
3.50%, 03/20/27 (c)	200	205
Mexico Bonos
7.75%, 11/23/34 - 11/13/42, MXN	121,680	7,079
8.00%, 11/07/47, MXN	27,350	1,639
People's Republic of China
3.38%, 11/21/24, CNH	500	73
3.48%, 06/29/27, CNH	4,000	580
4.29%, 05/22/29, CNH	1,000	152
Provincia de Buenos Aires
7.88%, 06/15/27 (c)	310	337
Republic of Argentina
21.20%, 09/19/18, ARS	1,430	83
Republic of South Africa
10.50%, 12/21/26, ZAR	22,450	1,860
Russia Federal Bond
7.75%, 09/16/26, RUB	68,575	1,212
Russia Government Bond
8.15%, 02/03/27, RUB	219,907	4,002
7.05%, 01/19/28, RUB	33,737	570
South Africa Government Bond
6.50%, 02/28/41, ZAR	2,590	136
Uruguay Government International Bond
9.88%, 06/20/22, UYU (c)	5,980	223
8.50%, 03/15/28, UYU (c)	7,000	247
		41,604
Treasury Inflation Indexed Securities 0.3%
Brazil Inflation Indexed Notas do Tesouro Nacional
6.00%, 08/15/50, BRL (u)	551	600
Japan Government CPI Indexed Bond
0.10%, 03/10/24 - 03/10/25, JPY (v)	80,860	747
U.S. Treasury Inflation Indexed Note
0.88%, 02/15/47 (v)	1,217	1,197
		2,544
U.S. Treasury Securities 4.3%
U.S. Treasury Bond
3.75%, 11/15/43	12,730	14,916
2.88%, 11/15/46	170	170
3.00%, 11/15/45 - 05/15/47	16,224	16,683
U.S. Treasury Note
0.75%, 02/28/18 (a)	5,000	4,991
1.75%, 06/30/22	3,390	3,364
2.13%, 09/30/24	4,510	4,497
2.38%, 05/15/27	90	90
		44,711
Total Government And Agency Obligations (cost $88,010)		90,082
OTHER EQUITY INTERESTS 0.0%
Berry Petroleum Co. Escrow (b) (d) (e) (j) (w)	40	—
MPM Escrow LLC (b) (c) (j) (w)	2,164	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Vertellus Specialties Inc. Bankruptcy Claims (b) (j) (w)	238	—
Total Other Equity Interests (cost $0)		—
INVESTMENT COMPANIES 2.0%
Altaba Inc. (a) (b)	307	20,297
SPDR Financial Select Sector ETF	8	217
SPDR S&P Regional Banking ETF Fund	2	137
Total Investment Companies (cost $14,844)		20,651
SHORT TERM INVESTMENTS 24.7%
Investment Companies 24.4%
JNL Government Money Market Fund - Institutional Class, 0.89% (x) (y)	251,180	251,180
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (y)	3,016	3,016
Total Short Term Investments (cost $254,196)		254,196
Total Investments 103.9% (cost $1,018,380)		1,071,744
Total Securities Sold Short (11.5)% (proceeds $104,430)		(119,144)
Total Purchased Options 0.0% (cost $710)		369
Other Derivative Instruments (0.2)%		(1,840)
Other Assets and Liabilities, Net 7.8%		80,663
Total Net Assets 100.0%		$1,031,792

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $100,471 and 9.7%, respectively.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) All or portion of the security was on loan.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Shares subject to merger appraisal rights.

(i) All or a portion of the security is subject to a written call option.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Convertible security.

(l) Perpetual security.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(p) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(q) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(r) This variable rate senior loan will settle after September 30, 2017. The reference rate and spread presented will go into effect upon settlement.

(s) The variable rate for this government and agency collateralized mortgage obligation is determined based on the tranches of the underlying mortgage-backed security pools' cash flows into securities which have varying coupon and principle payback profiles. Tranches pay an interest rate determined by a formula set forth in the security’s offering documents. The variable interest rate may reset periodically and is generally tied to a major market reference rate. The variable rate can also be affected by the current weighted average coupon.

(t) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2017, the total payable for investments purchased on a delayed delivery basis was $103.

(u) Treasury inflation indexed note, par amount is not adjusted for inflation.

(v) Treasury inflation indexed note, par amount is adjusted for inflation.

(w) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(x) Investment in affiliate.

(y) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (11.5%)
COMMON STOCKS (10.2%)
Consumer Discretionary (0.7%)
Carriage Services Inc.	(22)	$(566)
Discovery Communications Inc. - Class C	(26)	(536)
DISH Network Corp. - Class A	(6)	(321)
Expedia Inc.	—	(57)
Fielmann AG	(2)	(207)
Horizon Global Corp.	(24)	(427)
JC Decaux SA	(4)	(162)
KB Home	(4)	(101)
Lagardere SCA	(7)	(226)
Liberty Interactive Corp. QVC Group - Class A	(3)	(78)
Liberty Media Group - Class C	(15)	(568)
Luxottica Group SpA	(4)	(211)
Marriott Vacations Worldwide Corp.	(1)	(85)
Meritage Homes Corp.	(2)	(105)
Nike Inc. - Class B	(4)	(198)
Priceline Group Inc.	—	(168)
Publicis Groupe SA	(4)	(273)
Relx Plc	(9)	(202)
RTL Group SA	(4)	(288)
Salvatore Ferragamo SpA	(5)	(145)
SES SA - FDR	(10)	(210)
Societe Television Francaise 1	(16)	(233)
Tesla Inc.	(3)	(1,158)
Tod's SpA	(2)	(146)
UBM Plc	(23)	(213)
Wayfair Inc. - Class A	(5)	(341)
	Shares/Par†	Value
World Wrestling Entertainment Inc. - Class A	(7)	(173)
		(7,398)
Consumer Staples (0.0%)
Carlsberg A/S - Class B	(2)	(168)
Colruyt SA	(3)	(131)
Molson Coors Brewing Co. - Class B	—	(24)
Snyders-Lance Inc.	(4)	(147)
		(470)
Energy (0.6%)
Ensco Plc - Class A	(8)	(47)
EQT Corp.	(63)	(4,094)
Golar LNG Ltd.	(12)	(268)
Green Plains Renewable Energy Inc.	(80)	(1,605)
Neste Oil Oyj	(5)	(220)
Pembina Pipeline Corp.	(4)	(147)
Weatherford International Plc	(54)	(249)
		(6,630)
Financials (0.9%)
AmTrust Financial Services Inc.	(9)	(118)
Cowen Inc. - Class A	(19)	(341)
Element Financial Corp.	(38)	(283)
Encore Capital Group Inc.	(32)	(1,404)
Ezcorp Inc. - Class A	(78)	(740)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	(1)	(14)
HCI Group Inc.	(4)	(154)
Hercules Capital Inc.	(7)	(90)
PRA Group Inc.	(19)	(552)
Simmons First National Corp. - Class A	(41)	(2,383)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
South State Corp.	(25)	(2,274)
Virtus Investment Partners Inc.	(6)	(641)
		(8,994)
Health Care (1.8%)
Allscripts-Misys Healthcare Solutions Inc.	(10)	(139)
AMAG Pharmaceuticals Inc.	(6)	(103)
Amicus Therapeutics Inc.	(196)	(2,957)
Becton Dickinson & Co.	(18)	(3,548)
BioMarin Pharmaceutical Inc.	(4)	(395)
Dermira Inc.	(9)	(255)
DexCom Inc.	(5)	(225)
Emergent BioSolutions Inc.	(18)	(724)
Evolent Health Inc. - Class A	(7)	(130)
Flexion Therapeutics Inc.	(35)	(838)
Illumina Inc.	(2)	(357)
Immunogen Inc.	(5)	(35)
Incyte Corp.	(4)	(467)
Innoviva Inc.	(48)	(676)
Insulet Corp.	(9)	(489)
Intercept Pharmaceuticals Inc.	(3)	(184)
Invacare Corp.	(42)	(663)
Medicines Co.	(4)	(158)
Neurocrine Biosciences Inc.	(3)	(190)
Nipro Corp.	(21)	(289)
Pacira Pharmaceuticals Inc.	(4)	(161)
PDL BioPharma Inc.	(128)	(433)
Quidel Corp.	(21)	(919)
Radius Health Inc.	(20)	(777)
Straumann Holding AG	—	(205)
Sucampo Pharmaceuticals Inc. - Class A	(34)	(407)
Teladoc Inc.	(15)	(513)
William Demant Holding A/S	(8)	(210)
Wright Medical Group NV	(72)	(1,853)
		(18,300)
Industrials (0.6%)
Adecco Group AG	(4)	(297)
Aerojet Rocketdyne Holdings Inc.	(29)	(1,012)
Air Transport Services Group Inc.	(9)	(223)
Arconic Inc.	(9)	(214)
Atlas Air Worldwide Holdings Inc.	(11)	(703)
DKSH Holding AG	(2)	(156)
Dycom Industries Inc.	(2)	(174)
Greenbrier Cos. Inc.	(3)	(122)
Kaman Corp.	(7)	(407)
Keyw Holding Corp.	(13)	(97)
Kone Oyj - Class B	(6)	(313)
Mirait Holdings Corp.	(9)	(108)
Navistar International Corp.	(8)	(356)
Pitney Bowes Inc.	(3)	(47)
Randstad Holding NV	(5)	(301)
Team Inc.	(23)	(303)
Trinity Industries Inc.	(2)	(65)
United Technologies Corp.	(6)	(659)
WW Grainger Inc.	(1)	(146)
		(5,703)
Information Technology (4.3%)
Alibaba Group Holding Ltd. - ADS	(104)	(17,910)
Apple Inc.	(4)	(578)
Bottomline Technologies Inc.	(7)	(217)
BroadSoft Inc.	(25)	(1,257)
CalAmp Corp.	(11)	(262)
Carbonite Inc.	(13)	(296)
Corning Inc.	(5)	(153)
Cypress Semiconductor Corp.	(20)	(304)
Electronics for Imaging Inc.	(3)	(127)
Euronet Worldwide Inc.	(2)	(234)
HubSpot Inc.	(6)	(473)
IAC/InterActiveCorp.	(1)	(171)
II-VI Inc.	(9)	(387)
Inphi Corp.	(14)	(538)
InterDigital Inc.	(5)	(353)
Knowles Corp.	(27)	(411)
Microchip Technology Inc.	(18)	(1,641)
Micron Technology Inc.	(14)	(547)
	Shares/Par†	Value
Nuance Communications Inc.	(19)	(294)
ON Semiconductor Corp.	(5)	(96)
OSI Systems Inc.	(1)	(120)
RealPage Inc.	(9)	(340)
Red Hat Inc.	(7)	(799)
Silicon Laboratories Inc.	(4)	(295)
Square Inc. - Class A	(20)	(590)
Synaptics Inc.	(3)	(101)
Tencent Holdings Ltd.	(152)	(6,588)
Teradata Corp.	(5)	(159)
Teradyne Inc.	(11)	(419)
TiVo Corp.	(12)	(233)
Twitter Inc.	(8)	(130)
Vantiv Inc. - Class A	(107)	(7,526)
Workday Inc. - Class A	(3)	(359)
Yahoo! Japan Corp.	(63)	(301)
Yandex NV - Class A	(3)	(97)
Zillow Group Inc. - Class C	(2)	(90)
		(44,396)
Materials (0.3%)
AK Steel Holding Corp.	(157)	(880)
Cemex SAB de CV - ADR	(56)	(508)
International Paper Co.	(3)	(152)
Kansai Paint Co. Ltd.	(3)	(66)
Mitsubishi Chemical Holdings Corp.	(9)	(83)
Pretium Resources Inc.	(23)	(211)
Rio Tinto Plc	(6)	(276)
Symrise AG	(4)	(296)
Vale SA - ADR	(39)	(389)
Yara International ASA	(4)	(162)
		(3,023)
Real Estate (0.6%)
American Homes For Rent - Class A	(63)	(1,368)
Colony NorthStar Inc. - Class A	(17)	(215)
Forest City Realty Trust Inc. - Class A	(67)	(1,718)
iStar Inc.	(24)	(279)
New York Mortgage Trust Inc.	(15)	(90)
Pennsylvania REIT	(5)	(53)
Redwood Trust Inc.	(19)	(310)
Sabra Healthcare REIT Inc.	—	(3)
Starwood Property Trust Inc.	(11)	(244)
Starwood Waypoint Homes	(63)	(2,289)
Ventas Inc.	(1)	(34)
		(6,603)
Telecommunication Services (0.3%)
AT&T Inc.	(30)	(1,185)
BT Group Plc	(39)	(146)
CenturyLink Inc.	(86)	(1,627)
TDC A/S	(25)	(145)
Telefonica SA	(27)	(296)
		(3,399)
Utilities (0.1%)
Centrica Plc	(57)	(143)
CLP Holdings Ltd.	(28)	(282)
Kyushu Electric Power Co. Inc.	(17)	(184)
National Grid Plc	(14)	(173)
Red Electrica Corp. SA	(8)	(178)
SSE Plc	(8)	(151)
		(1,111)
Total Common Stocks (proceeds $91,454)		(106,027)
PREFERRED STOCKS (0.1%)
Consumer Discretionary (0.1%)
Volkswagen AG (a)	(5)	(793)
Total Preferred Stocks (proceeds $746)		(793)
INVESTMENT COMPANIES (1.2%)
iShares 7-10 Year Treasury Bond Fund ETF	(61)	(6,520)
iShares Dow Jones US Utilities Sector Index Fund	(11)	(1,414)
iShares MSCI South Korea Index	(6)	(440)
iShares Nasdaq Biotechnology Index Fund	(1)	(428)
iShares Russell 2000 ETF	(8)	(1,177)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Lyxor ETF STOXX Europe 600 Automobiles & Parts UCITS ETF	(11)	(881)
	Shares/Par†	Value
Lyxor EUR STOXX50 ETF	(35)	(1,464)
Total Investment Companies (proceeds $12,230)		(12,324)
Total Securities Sold Short (11.5%) (proceeds $104,430)		$(119,144)

(a) Convertible security.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Berry Petroleum Co.	02/27/17	$—	$—	—%
Berry Petroleum Co.	03/15/17	21	16	—
Berry Petroleum Co. Escrow	03/15/17	—	—	—
Berry Petroleum Corp. - Series A	02/27/17	16	20	—
Esterline Technologies Corp.	07/09/15	1,234	1,385	0.1
Nexeo Solutions Inc.	12/07/16	838	697	0.1
WL Ross Holding Corp.	06/09/16	71	28	—
WLRS Fund I LLC	06/09/16	46	22	—
		$2,226	$2,168	0.2%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Interest Rate	(52)	December 2017	EUR	(13,037)	$—	$(6)
3-Month Sterling Interest Rate	55	December 2017	GBP	6,838	1	1
90-Day Eurodollar	(54)	December 2017		(13,292)	—	(8)
90-Day Eurodollar	(785)	December 2017		(193,416)	—	70
90-Day Eurodollar	(6)	March 2018		(1,477)	—	1
90-Day Eurodollar	(56)	June 2018		(13,780)	2	18
90-Day Eurodollar	(9)	September 2018		(2,209)	1	(1)
90-Day Eurodollar	(73)	December 2018		(17,937)	5	27
90-Day Eurodollar	(66)	December 2018		(16,189)	5	(3)
Australia Commonwealth Treasury Bond, 10-Year	(19)	December 2017	AUD	(2,439)	(3)	20
Australian Dollar	11	December 2017		877	(2)	(15)
British Pound	(34)	December 2017		(2,869)	8	13
Canadian Dollar	39	December 2017		3,198	(11)	(68)
Canadian Government Bond, 10-Year	6	December 2017	CAD	829	(1)	(14)
Euro FX Currency	(36)	December 2017		(5,373)	(11)	34
Euro-Bobl	(21)	December 2017	EUR	(2,763)	(1)	10
Euro-BTP	58	December 2017	EUR	7,881	—	(63)
Euro-Bund	(464)	December 2017	EUR	(75,095)	(115)	457
Euro-Buxl	(11)	December 2017	EUR	(1,833)	(11)	44
Japanese Government Bond, 10-Year	(5)	December 2017	JPY	(756,496)	(4)	43
Japanese Yen	(51)	December 2017		(5,770)	5	84
Mexican Peso	59	December 2017		1,636	(3)	(36)
U.K. Long Gilt	1	December 2017	GBP	124	—	(1)
U.S. Treasury Long Bond	327	December 2017		50,549	10	(580)
U.S. Treasury Note, 10-Year	(61)	December 2017		(7,693)	14	49
U.S. Treasury Note, 2-Year	(23)	January 2018		(4,962)	3	1
U.S. Treasury Note, 5-Year	858	December 2017		101,447	(141)	(632)
Ultra Long Term U.S. Treasury Bond	70	December 2017		11,664	28	(105)
					$(221)	$(660)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR, pays quarterly	Receiving	1.90%	11/30/22	42,851	$61	$255
3-Month LIBOR, pays quarterly	Receiving	1.50%	05/15/23	3,968	6	119
3-Month LIBOR, pays quarterly	Receiving	1.27%	05/15/23	16,384	23	696
3-Month LIBOR, pays quarterly	Receiving	1.74%	05/23/26	8,820	11	356
3-Month LIBOR, pays quarterly	Receiving	1.74%	05/27/26	5,500	7	223
3-Month LIBOR, pays quarterly	Receiving	1.58%	06/13/26	1,320	2	70
3-Month LIBOR, pays quarterly	Receiving	1.74%	11/15/41	6,160	(9)	951
3-Month LIBOR, pays quarterly	Receiving	1.93%	02/15/42	3,040	(5)	362
3-Month LIBOR, pays quarterly	Receiving	2.73%	11/15/43	2,480	(4)	(85)
3-Month LIBOR, pays quarterly	Receiving	2.63%	11/15/43	2,484	(4)	(37)
3-Month LIBOR, pays quarterly	Receiving	2.47%	11/15/43	10,198	(18)	118
3-Month LIBOR, pays quarterly	Receiving	2.59%	11/04/45	2,940	(6)	(16)
3-Month LIBOR, pays semi-annually	Paying	1.70%	09/28/19	5,440	(2)	(3)
3-Month LIBOR, pays semi-annually	Paying	1.67%	06/14/20	1,310	(1)	(4)
3-Month LIBOR, pays semi-annually	Paying	1.34%	06/01/21	11,010	(12)	(223)
3-Month LIBOR, pays semi-annually	Paying	1.19%	06/13/21	1,330	(2)	(35)
3-Month LIBOR, pays semi-annually	Paying	1.22%	06/27/21	5,710	(6)	(144)
3-Month LIBOR, pays semi-annually	Paying	2.05%	03/31/22	1,500	(2)	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.13%	06/20/24	JPY	645,100	(3)	14
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.79%	04/19/47	JPY	158,000	(2)	55
6-Month Euribor, pays semi-annually	Receiving	1.50%	08/23/47	EUR	1,423	(6)	42
Mexican Interbank Rate, pays monthly	Paying	7.19%	04/13/20	MXN	22,500	—	9
Mexican Interbank Rate, pays monthly	Paying	7.11%	04/14/20	MXN	99,300	1	27
Mexican Interbank Rate, pays monthly	Paying	7.08%	04/15/20	MXN	58,900	—	14
Mexican Interbank Rate, pays monthly	Paying	7.09%	04/15/20	MXN	40,400	—	10
Mexican Interbank Rate, pays monthly	Paying	7.44%	05/28/20	MXN	85,700	—	63
Mexican Interbank Rate, pays monthly	Paying	7.40%	05/29/20	MXN	41,600	—	29
Mexican Interbank Rate, pays monthly	Paying	7.34%	06/01/20	MXN	84,400	—	52
						$29	$2,923

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
CDX.NA.HY.29, pays quarterly	5.00%	12/20/22	8,930	$(699)	$(23)	$(31)
				$(699)	$(23)	$(31)
Credit default swap agreements - sell protection[2]
CDX.NA.IG.27, pays quarterly	1.00%	12/20/21	(1,450)	$33	$—	$16
CDX.NA.IG.28, pays quarterly	1.00	06/20/22	(18,130)	384	8	61
iTraxx Europe Crossover Series 24, pays quarterly	5.00	12/20/20	(652)	86	—	10
iTraxx Europe Crossover Series 25, pays quarterly	5.00	06/20/21	(650)	93	1	27
				$596	$9	$114

Exchange Traded Futures Options
	Purchased (Written) Contracts†	Exercise Price		Expiration	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Interest Options
Euro-Bobl	1	EUR	133.25	11/24/17	$—	$—
Euro-Bobl	20	EUR	134.50	10/27/17	—	—
Euro-Bund	11	EUR	161.50	10/27/17	(1)	6
Euro-Bund	473	EUR	172.00	11/24/17	—	(22)
Euro-Bund	(6)	EUR	162.50	11/24/17	(1)	—
Euro-Bund	(22)	EUR	159.50	10/27/17	1	2
Euro-Bund	(13)	EUR	162.50	10/27/17	(1)	5
Euro-Bund	(41)	EUR	160.00	10/27/17	3	—
Euro-Bund	11	EUR	161.00	10/27/17	(1)	—
					$—	$(9)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	125.50	10/27/17	6	$3
10-Year U.S. Treasury Note Future	Call	125.75	10/27/17	12	4
10-Year U.S. Treasury Note Future	Call	125.50	10/27/17	6	3
10-Year U.S. Treasury Note Future	Call	136.00	10/27/17	128	—
10-Year U.S. Treasury Note Future	Call	131.00	11/24/17	5	—
10-Year U.S. Treasury Note Future	Call	131.50	11/24/17	34	1
10-Year U.S. Treasury Note Future	Put	126.00	10/27/17	14	13
10-Year U.S. Treasury Note Future	Put	126.00	10/27/17	6	6
10-Year U.S. Treasury Note Future	Put	126.00	10/27/17	1	1
10-Year U.S. Treasury Note Future	Put	126.00	10/27/17	2	2
10-Year U.S. Treasury Note Future	Put	126.00	10/27/17	13	12
2-Year U.S. Treasury Note Future	Call	108.75	10/27/17	37	—
5-Year U.S. Treasury Note Future	Call	117.75	10/27/17	14	3
5-Year U.S. Treasury Note Future	Call	117.75	10/27/17	14	3
5-Year U.S. Treasury Note Future	Put	118.00	10/27/17	4	3
5-Year U.S. Treasury Note Future	Put	118.00	10/27/17	14	9
5-Year U.S. Treasury Note Future	Put	118.00	10/27/17	10	6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
5-Year U.S. Treasury Note Future	Put	115.25	10/27/17	280	2
5-Year U.S. Treasury Note Future	Put	114.25	11/24/17	3	—
5-Year U.S. Treasury Note Future	Put	114.50	11/24/17	23	—
5-Year U.S. Treasury Note Future	Put	114.00	11/24/17	216	3
5-Year U.S. Treasury Note Future	Put	114.25	11/24/17	288	5
5-Year U.S. Treasury Note Future	Put	114.25	11/24/17	100	2
5-Year U.S. Treasury Note Future	Put	114.50	11/24/17	1	—
Canadian Dollar Future	Put	0.80	10/06/17	17	3
Japanese Yen Future	Put	0.92	10/06/17	3	11
U.S. Treasury Long Bond Future	Call	154.00	10/13/17	6	3
U.S. Treasury Long Bond Future	Call	154.00	10/13/17	6	3
U.S. Treasury Long Bond Future	Call	154.00	10/13/17	6	3
U.S. Treasury Long Bond Future	Call	153.00	10/27/17	6	7
U.S. Treasury Long Bond Future	Call	153.00	10/27/17	6	7
U.S. Treasury Long Bond Future	Call	153.00	10/27/17	4	5
U.S. Treasury Long Bond Future	Call	152.50	10/27/17	3	4
U.S. Treasury Long Bond Future	Call	152.50	10/27/17	6	8
U.S. Treasury Long Bond Future	Call	153.00	10/27/17	3	3
U.S. Treasury Long Bond Future	Call	154.00	10/27/17	5	4
U.S. Treasury Long Bond Future	Call	155.00	10/27/17	8	4
U.S. Treasury Long Bond Future	Call	154.00	10/27/17	5	4
U.S. Treasury Long Bond Future	Call	154.00	10/27/17	3	2
U.S. Treasury Long Bond Future	Call	154.00	10/27/17	6	4
U.S. Treasury Long Bond Future	Put	143.00	10/27/17	14	—
U.S. Treasury Long Bond Future	Put	142.00	11/24/17	154	7
U.S. Treasury Long Bond Future	Put	140.00	11/24/17	129	4
					$167
Options on Securities
Allscripts Healthcare Solutions Inc.	Call	14.00	10/20/17	19	$1
Ashland Global Holdings Inc.	Put	55.00	10/20/17	68	—
AT&T Inc.	Put	37.00	10/20/17	40	1
AT&T Inc.	Put	37.00	10/20/17	40	1
AT&T Inc.	Put	37.00	10/20/17	59	1
AT&T Inc.	Put	37.00	10/20/17	23	—
AT&T Inc.	Put	37.00	10/20/17	36	1
AT&T Inc.	Put	37.00	10/20/17	23	—
AT&T Inc.	Put	37.00	10/20/17	31	—
AT&T Inc.	Put	37.00	10/20/17	181	3
AT&T Inc.	Put	37.00	10/20/17	9	—
AT&T Inc.	Put	37.00	10/20/17	64	1
AT&T Inc.	Put	37.00	10/20/17	103	2
AT&T Inc.	Put	37.00	10/20/17	124	2
AT&T Inc.	Put	37.00	10/20/17	49	1
AT&T Inc.	Put	37.00	10/20/17	70	1
AT&T Inc.	Put	37.00	10/20/17	12	—
AT&T Inc.	Put	37.00	10/20/17	24	—
AT&T Inc.	Put	37.00	10/20/17	15	—
AT&T Inc.	Put	37.00	10/20/17	119	2
AT&T Inc.	Put	37.00	10/20/17	29	—
AT&T Inc.	Put	37.00	10/20/17	12	—
AT&T Inc.	Put	37.00	10/20/17	35	—
AT&T Inc.	Put	37.00	10/20/17	24	—
AT&T Inc.	Put	37.00	10/20/17	10	—
BroadSoft Inc.	Call	50.00	11/17/17	21	6
DowDuPont Inc.	Put	60.00	10/20/17	9	—
EI du Pont de Nemours & Co.	Put	77.50	10/20/17	134	1
HCI Group Inc.	Put	22.50	10/20/17	22	—
Huntsman Corp.	Put	22.00	11/17/17	336	3
Huntsman Corp.	Put	22.00	11/17/17	336	3
Huntsman Corp.	Put	24.00	11/17/17	91	2
Huntsman Corp.	Put	22.00	11/17/17	3	—
Illumina Inc.	Call	220.00	10/20/17	11	—
Illumina Inc.	Call	220.00	10/20/17	11	—
Illumina Inc.	Call	220.00	10/20/17	11	—
Incyte Corp.	Call	135.00	01/19/18	34	23
Incyte Corp.	Call	135.00	01/19/18	14	10
Intercept Pharmaceuticals Inc.	Call	125.00	10/20/17	9	—
Molson Coors Brewing Co.	Call	92.50	10/20/17	26	—
Nabors Industries Ltd.	Call	9.00	12/15/17	87	4
Navistar International Corp.	Call	45.00	10/20/17	23	2
Navistar International Corp.	Call	45.00	10/20/17	22	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Navistar International Corp.	Call	45.00	10/20/17	46	5
Oasis Petroleum Inc.	Call	10.00	11/17/17	7	—
Oasis Petroleum Inc.	Call	10.00	11/17/17	43	2
Oasis Petroleum Inc.	Call	10.00	11/17/17	42	2
PDC Energy Inc.	Call	50.00	11/17/17	42	11
PDC Energy Inc.	Call	50.00	11/17/17	43	11
SPDR S&P 500 ETF Trust	Put	230.00	12/15/17	108	11
Team Inc.	Call	15.00	12/15/17	32	2
Team Inc.	Call	15.00	12/15/17	2	—
Twitter Inc.	Call	19.00	10/20/17	170	2
VanEck Vectors Semiconductor ETF	Put	86.00	11/17/17	55	4
VanEck Vectors Semiconductor ETF	Put	86.00	11/17/17	64	5
VanEck Vectors Semiconductor ETF	Put	86.00	11/17/17	25	2
Yandex NV	Call	34.00	01/19/18	86	20
Zillow Group Inc.	Call	55.00	11/17/17	84	—
					$150

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †	Value
Foreign Currency Options
Colombian Peso versus USD	GSC	Put	COP	2,870.00	10/19/17	2,310,000	$5
Colombian Peso versus USD	GSC	Put	COP	2,860.00	12/20/17	2,310,000	18
Mexican Peso versus USD	BCL	Put	MXN	18.33	01/05/18	1,160,000	19
Mexican Peso versus USD	BCL	Put	MXN	17.59	10/19/17	2,420,000	1
Mexican Peso versus USD	BCL	Put	MXN	17.66	12/20/17	2,420,000	9
							$52

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	127.50	10/27/17	4	$—
10-Year U.S. Treasury Note Future	Call	127.50	10/27/17	4	—
10-Year U.S. Treasury Note Future	Call	127.50	10/27/17	4	—
10-Year U.S. Treasury Note Future	Call	126.50	10/27/17	6	(1)
10-Year U.S. Treasury Note Future	Call	126.50	10/27/17	6	(1)
10-Year U.S. Treasury Note Future	Call	127.50	10/27/17	4	—
10-Year U.S. Treasury Note Future	Call	128.00	10/27/17	3	—
10-Year U.S. Treasury Note Future	Call	128.00	10/27/17	28	(1)
10-Year U.S. Treasury Note Future	Call	128.00	10/27/17	11	(1)
10-Year U.S. Treasury Note Future	Call	128.50	10/27/17	11	—
10-Year U.S. Treasury Note Future	Call	128.00	10/27/17	2	—
10-Year U.S. Treasury Note Future	Call	126.50	10/27/17	6	(1)
10-Year U.S. Treasury Note Future	Call	126.00	10/27/17	12	(3)
10-Year U.S. Treasury Note Future	Call	126.00	10/27/17	5	(1)
10-Year U.S. Treasury Note Future	Call	126.50	10/27/17	6	(1)
10-Year U.S. Treasury Note Future	Call	126.75	10/27/17	24	(3)
10-Year U.S. Treasury Note Future	Call	126.00	10/27/17	6	(2)
10-Year U.S. Treasury Note Future	Call	126.00	10/27/17	1	—
10-Year U.S. Treasury Note Future	Call	126.00	10/27/17	6	(2)
10-Year U.S. Treasury Note Future	Call	129.00	11/24/17	6	—
10-Year U.S. Treasury Note Future	Call	128.50	11/24/17	15	(1)
10-Year U.S. Treasury Note Future	Call	129.00	11/24/17	6	—
10-Year U.S. Treasury Note Future	Call	129.00	11/24/17	12	(1)
10-Year U.S. Treasury Note Future	Call	129.00	11/24/17	13	(1)
10-Year U.S. Treasury Note Future	Put	124.00	11/24/17	15	(4)
5-Year U.S. Treasury Note Future	Call	118.00	10/27/17	29	(4)
5-Year U.S. Treasury Note Future	Call	118.00	10/27/17	1	—
5-Year U.S. Treasury Note Future	Call	118.50	10/27/17	5	—
5-Year U.S. Treasury Note Future	Call	118.50	10/27/17	6	—
5-Year U.S. Treasury Note Future	Call	118.50	10/27/17	6	—
5-Year U.S. Treasury Note Future	Call	118.00	11/24/17	6	(1)
5-Year U.S. Treasury Note Future	Call	118.00	11/24/17	6	(1)
5-Year U.S. Treasury Note Future	Call	118.00	11/24/17	5	(1)
5-Year U.S. Treasury Note Future	Call	118.00	11/24/17	6	(1)
5-Year U.S. Treasury Note Future	Call	118.00	11/24/17	6	(1)
5-Year U.S. Treasury Note Future	Put	117.75	10/27/17	17	(8)
5-Year U.S. Treasury Note Future	Put	117.75	10/27/17	6	(3)
5-Year U.S. Treasury Note Future	Put	117.50	10/27/17	5	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
5-Year U.S. Treasury Note Future	Put	117.50	10/27/17	5	(2)
5-Year U.S. Treasury Note Future	Put	117.75	10/27/17	5	(2)
5-Year U.S. Treasury Note Future	Put	117.50	10/27/17	6	(2)
Australian Dollar Future	Put	0.80	11/03/17	5	(9)
Australian Dollar Future	Put	0.80	11/03/17	6	(11)
British Pound Future	Put	1.33	11/03/17	6	(3)
British Pound Future	Put	1.34	11/03/17	6	(4)
British Pound Future	Put	1.34	11/03/17	6	(4)
British Pound Future	Put	1.33	11/03/17	5	(2)
Canadian Dollar Future	Call	0.80	10/06/17	3	(1)
Canadian Dollar Future	Call	0.80	10/06/17	3	(1)
Canadian Dollar Future	Call	0.80	10/06/17	3	(1)
Canadian Dollar Future	Call	0.82	10/06/17	9	—
Canadian Dollar Future	Call	0.82	10/06/17	9	—
Canadian Dollar Future	Call	0.81	10/06/17	3	(1)
Canadian Dollar Future	Call	0.80	10/06/17	3	(1)
Canadian Dollar Future	Call	0.81	10/06/17	3	(1)
Canadian Dollar Future	Call	0.81	11/03/17	3	(1)
Canadian Dollar Future	Call	0.81	11/03/17	3	(1)
Canadian Dollar Future	Put	0.79	10/06/17	3	—
Canadian Dollar Future	Put	0.79	10/06/17	3	—
Canadian Dollar Future	Put	0.77	10/06/17	4	—
Canadian Dollar Future	Put	0.79	10/06/17	6	—
Canadian Dollar Future	Put	0.79	10/06/17	6	—
Canadian Dollar Future	Put	0.80	11/03/17	6	(4)
Canadian Dollar Future	Put	0.80	11/03/17	5	(3)
Euro FX Currency Future	Call	1.20	10/06/17	1	—
Euro FX Currency Future	Call	1.20	10/06/17	4	—
Euro FX Currency Future	Call	1.19	10/06/17	8	(3)
Euro FX Currency Future	Call	1.20	10/06/17	6	(1)
Euro FX Currency Future	Call	1.20	11/03/17	3	(2)
Euro FX Currency Future	Call	1.20	11/03/17	3	(2)
Euro FX Currency Future	Call	1.21	11/03/17	1	—
Euro FX Currency Future	Call	1.21	11/03/17	6	(3)
Euro FX Currency Future	Call	1.18	11/03/17	3	(5)
Euro FX Currency Future	Call	1.18	11/03/17	3	(5)
Euro FX Currency Future	Call	1.19	11/03/17	3	(4)
Euro FX Currency Future	Put	1.19	10/06/17	3	(2)
Euro FX Currency Future	Put	1.20	10/06/17	12	(21)
Euro FX Currency Future	Put	1.17	10/06/17	1	—
Euro FX Currency Future	Put	1.18	10/06/17	3	(1)
Euro FX Currency Future	Put	1.18	10/06/17	1	—
Euro FX Currency Future	Put	1.19	10/06/17	5	(4)
Japanese Yen Future	Put	0.91	10/06/17	3	(7)
Japanese Yen Future	Put	0.90	10/06/17	6	(4)
Japanese Yen Future	Put	0.90	10/06/17	6	(4)
Japanese Yen Future	Put	0.91	10/06/17	3	(7)
Japanese Yen Future	Put	0.90	10/06/17	1	(1)
Japanese Yen Future	Put	0.91	10/06/17	2	(5)
Japanese Yen Future	Put	0.89	11/03/17	6	(8)
Japanese Yen Future	Put	0.90	11/03/17	6	(12)
Japanese Yen Future	Put	0.89	11/03/17	6	(8)
Japanese Yen Future	Put	0.90	11/03/17	6	(12)
U.S. Treasury Long Bond Future	Call	155.50	10/13/17	12	(2)
U.S. Treasury Long Bond Future	Call	155.50	10/13/17	12	(2)
U.S. Treasury Long Bond Future	Call	155.00	10/13/17	12	(3)
U.S. Treasury Long Bond Future	Call	157.00	10/27/17	11	(2)
U.S. Treasury Long Bond Future	Call	157.00	10/27/17	11	(2)
U.S. Treasury Long Bond Future	Call	157.00	10/27/17	3	(1)
U.S. Treasury Long Bond Future	Call	155.50	10/27/17	12	(5)
U.S. Treasury Long Bond Future	Call	157.00	10/27/17	3	(1)
U.S. Treasury Long Bond Future	Call	157.00	10/27/17	4	(1)
U.S. Treasury Long Bond Future	Call	157.00	10/27/17	3	(1)
U.S. Treasury Long Bond Future	Call	158.00	10/27/17	8	(1)
U.S. Treasury Long Bond Future	Call	158.00	10/27/17	3	—
U.S. Treasury Long Bond Future	Call	158.00	10/27/17	34	(4)
U.S. Treasury Long Bond Future	Call	157.00	10/27/17	8	(1)
U.S. Treasury Long Bond Future	Call	158.00	10/27/17	20	(2)
U.S. Treasury Long Bond Future	Call	158.00	10/27/17	10	(1)
U.S. Treasury Long Bond Future	Call	157.00	11/24/17	5	(2)
U.S. Treasury Long Bond Future	Call	157.00	11/24/17	4	(2)
U.S. Treasury Long Bond Future	Call	157.00	11/24/17	3	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
U.S. Treasury Long Bond Future	Call	157.00	11/24/17	3	(1)
U.S. Treasury Long Bond Future	Call	157.00	11/24/17	3	(1)
U.S. Treasury Long Bond Future	Put	153.00	10/27/17	3	(4)
U.S. Treasury Long Bond Future	Put	153.00	10/27/17	3	(4)
U.S. Treasury Long Bond Future	Put	154.00	10/27/17	6	(12)
U.S. Treasury Long Bond Future	Put	154.00	10/27/17	3	(6)
U.S. Treasury Long Bond Future	Put	153.00	10/27/17	2	(3)
					$(286)
Options on Securities
Ashland Global Holdings Inc.	Call	65.00	10/20/17	75	$(9)
AT&T Inc.	Call	41.00	10/20/17	235	(1)
AT&T Inc.	Call	41.00	10/20/17	64	—
AT&T Inc.	Call	41.00	10/20/17	31	—
AT&T Inc.	Call	41.00	10/20/17	36	—
AT&T Inc.	Call	38.00	10/20/17	21	(2)
AT&T Inc.	Call	41.00	10/20/17	77	—
AT&T Inc.	Call	41.00	10/20/17	92	—
AT&T Inc.	Call	41.00	10/20/17	11	—
AT&T Inc.	Call	41.00	10/20/17	83	—
AT&T Inc.	Call	41.00	10/20/17	16	—
AT&T Inc.	Call	41.00	10/20/17	161	(1)
Bottomline Technologies Inc.	Put	30.00	12/15/17	43	(4)
BroadSoft Inc.	Put	40.00	11/17/17	21	(1)
DowDuPont Inc.	Call	67.50	10/20/17	9	(2)
EI du Pont de Nemours & Co.	Call	82.50	10/20/17	134	(82)
Huntsman Corp.	Call	25.00	11/17/17	3	(1)
Huntsman Corp.	Call	25.00	11/17/17	336	(92)
Huntsman Corp.	Call	25.00	11/17/17	336	(92)
Huntsman Corp.	Call	27.00	11/17/17	91	(11)
Illumina Inc.	Put	200.00	10/20/17	11	(6)
Illumina Inc.	Put	200.00	10/20/17	11	(6)
Illumina Inc.	Put	200.00	10/20/17	11	(6)
Incyte Corp.	Put	120.00	01/19/18	14	(20)
Incyte Corp.	Put	120.00	01/19/18	34	(50)
Intercept Pharmaceuticals Inc.	Put	95.00	10/20/17	9	(33)
Microchip Technology Inc.	Put	85.00	11/17/17	21	(3)
Molson Coors Brewing Co.	Put	92.50	10/20/17	3	(3)
Monsanto Co.	Call	115.00	10/20/17	103	(50)
Nabors Industries Ltd.	Put	6.00	12/15/17	87	(1)
Navistar International Corp.	Put	42.00	10/20/17	46	(2)
Navistar International Corp.	Put	42.00	10/20/17	23	(1)
Navistar International Corp.	Put	42.00	10/20/17	22	(1)
NXP Semiconductors NV	Put	110.00	12/15/17	1	—
Oasis Petroleum Inc.	Put	8.00	11/17/17	7	—
Oasis Petroleum Inc.	Put	8.00	11/17/17	43	(1)
Oasis Petroleum Inc.	Put	8.00	11/17/17	42	(1)
PDC Energy Inc.	Put	45.00	01/19/18	43	(11)
PDC Energy Inc.	Put	45.00	01/19/18	42	(11)
Team Inc.	Put	10.00	12/15/17	32	(1)
Team Inc.	Put	10.00	12/15/17	2	—
Twitter Inc.	Put	17.00	10/20/17	170	(10)
VanEck Vectors Semiconductor ETF	Put	78.00	11/17/17	64	(2)
VanEck Vectors Semiconductor ETF	Put	78.00	11/17/17	25	(1)
VanEck Vectors Semiconductor ETF	Put	78.00	11/17/17	55	(1)
Yandex NV	Put	29.00	01/19/18	86	(11)
Zillow Group Inc.	Put	40.00	11/17/17	42	(9)
					$(539)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †	Value
Foreign Currency Options
Colombian Peso versus USD	GSC	Call	COP	2,940.00	10/19/17	2,310,000	$(27)
Colombian Peso versus USD	GSC	Call	COP	2,990.00	12/20/17	2,310,000	(42)
Mexican Peso versus USD	BCL	Call	MXN	17.95	10/19/17	2,420,000	(50)
Mexican Peso versus USD	BCL	Call	MXN	18.35	12/20/17	2,420,000	(52)
Mexican Peso versus USD	BCL	Put	MXN	17.85	01/05/18	2,320,000	(16)
							$(187)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ARS/USD	CIT	10/17/17	ARS	7,820	$448	$(24)
ARS/USD	JPM	10/19/17	ARS	22,762	1,303	54
ARS/USD	JPM	11/15/17	ARS	11,676	658	10
ARS/USD	CIT	02/05/18	ARS	15,518	837	40
ARS/USD	JPM	03/23/18	ARS	18,004	947	(27)
BRL/USD	BOA	10/03/17	BRL	4,030	1,272	(6)
CAD/USD	BCL	10/19/17	CAD	3,956	3,171	81
CHF/USD	SSB	11/22/17	CHF	475	492	(3)
CNH/USD	CIT	10/19/17	CNH	1,605	241	(4)
CNH/USD	CIT	10/19/17	CNH	640	96	2
CNY/USD	BCL	10/19/17	CNY	464	70	(1)
CNY/USD	BCL	10/19/17	CNY	328	49	1
COP/USD	BCL	10/23/17	COP	4,614,943	1,567	(23)
COP/USD	BCL	10/27/17	COP	994,200	337	(1)
COP/USD	BCL	10/30/17	COP	619,550	210	—
COP/USD	CIT	10/30/17	COP	2,173,170	737	(2)
DKK/USD	SSB	11/22/17	DKK	3,061	488	(1)
EUR/USD	BCL	10/19/17	EUR	680	804	12
EUR/USD	CIT	10/19/17	EUR	1,210	1,431	(10)
EUR/USD	CIT	10/19/17	EUR	160	189	1
EUR/USD	GSC	10/19/17	EUR	1,674	1,980	9
EUR/USD	SSB	11/22/17	EUR	7,732	9,163	(161)
EUR/USD	SSB	11/22/17	EUR	5,617	6,654	15
GBP/USD	BCL	10/19/17	GBP	2,323	3,114	103
GBP/USD	SSB	11/22/17	GBP	3,303	4,433	151
GBP/USD	JPM	12/20/17	GBP	690	927	(2)
GBP/USD	JPM	12/20/17	GBP	305	410	13
IDR/USD	BOA	10/31/17	IDR	1,333,803	99	—
INR/USD	BCL	10/18/17	INR	36,166	553	(4)
INR/USD	BCL	10/18/17	INR	325,799	4,978	11
INR/USD	BOA	10/31/17	INR	16,230	248	1
INR/USD	GSC	10/31/17	INR	18,750	286	2
INR/USD	JPM	10/31/17	INR	62,345	951	5
JPY/USD	SSB	10/03/17	JPY	5,630	50	—
JPY/USD	CIT	10/19/17	JPY	10,000	89	(1)
MXN/USD	BCL	10/19/17	MXN	16,432	900	(19)
MXN/USD	GSC	10/19/17	MXN	45,471	2,490	(32)
MXN/USD	JPM	10/19/17	MXN	1,200	66	(1)
MXN/USD	JPM	12/22/17	MXN	28,568	1,549	(41)
NOK/USD	SSB	11/22/17	NOK	5,982	752	(6)
PLN/USD	BOA	10/19/17	PLN	9,557	2,619	(55)
RUB/USD	BCL	10/19/17	RUB	115,980	2,009	14
RUB/USD	GSC	10/19/17	RUB	108,984	1,888	109
RUB/USD	JPM	10/19/17	RUB	41,220	714	41
TRY/USD	CIT	10/19/17	TRY	8,624	2,408	56
USD/ARS	BCL	10/19/17	ARS	(960)	(55)	1
USD/ARS	CIT	10/19/17	ARS	(10,640)	(609)	6
USD/ARS	JPM	10/19/17	ARS	(3,570)	(204)	1
USD/AUD	BCL	10/19/17	AUD	(3,472)	(2,723)	(87)
USD/BRL	BCL	10/03/17	BRL	(4,030)	(1,272)	27
USD/BRL	BOA	10/19/17	BRL	(4,030)	(1,269)	6
USD/BRL	CIT	10/19/17	BRL	(198)	(62)	(3)
USD/BRL	JPM	10/19/17	BRL	(2,175)	(685)	4
USD/CAD	JPM	10/12/17	CAD	(439)	(352)	(2)
USD/CAD	JPM	10/12/17	CAD	(70)	(56)	—
USD/CAD	CGM	12/14/17	CAD	(1,000)	(802)	7
USD/CAD	CIT	12/14/17	CAD	(910)	(730)	19
USD/CAD	CSI	12/14/17	CAD	(800)	(641)	—
USD/CAD	SSB	12/20/17	CAD	(3,000)	(2,406)	59
USD/CHF	SSB	11/22/17	CHF	(466)	(483)	3
USD/CNH	CIT	10/19/17	CNH	(34,995)	(5,260)	(161)
USD/CNY	BCL	10/19/17	CNY	(10,040)	(1,510)	(45)
USD/COP	GSC	10/23/17	COP	(4,589,900)	(1,559)	21
USD/COP	GSC	12/22/17	COP	(4,592,250)	(1,550)	20
USD/DKK	SSB	11/22/17	DKK	(6,092)	(970)	8
USD/DKK	JPM	02/20/18	DKK	(12,589)	(2,017)	(11)
USD/EUR	JPM	10/16/17	EUR	(820)	(969)	(4)
USD/EUR	BCL	10/19/17	EUR	(9,120)	(10,788)	(266)
USD/EUR	BCL	10/19/17	EUR	(3,255)	(3,852)	26
USD/EUR	BOA	10/19/17	EUR	(1,181)	(1,397)	11
USD/EUR	CIT	10/19/17	EUR	(1,000)	(1,183)	(9)
USD/EUR	CIT	10/19/17	EUR	(610)	(721)	7
USD/EUR	SSB	11/22/17	EUR	(14,653)	(17,364)	(42)
USD/EUR	SSB	11/22/17	EUR	(6,713)	(7,955)	69
USD/EUR	CGM	12/14/17	EUR	(500)	(593)	10
USD/EUR	CIT	12/14/17	EUR	(15,592)	(18,502)	264
USD/EUR	CSI	12/14/17	EUR	(140)	(166)	2
USD/EUR	SSB	12/20/17	EUR	(137)	(163)	2
USD/GBP	BCL	10/19/17	GBP	(2,375)	(3,184)	24
USD/GBP	JPM	11/21/17	GBP	(865)	(1,159)	(33)
USD/GBP	JPM	11/21/17	GBP	(91)	(123)	—
USD/GBP	SSB	11/22/17	GBP	(2,253)	(3,023)	(94)
USD/GBP	SSB	11/22/17	GBP	(441)	(592)	1
USD/GBP	CIT	12/14/17	GBP	(2,290)	(3,076)	(46)
USD/GBP	JPM	12/20/17	GBP	(8,596)	(11,547)	(669)
USD/GBP	JPM	12/27/17	GBP	(404)	(543)	(28)
USD/GBP	JPM	12/27/17	GBP	—	—	—
USD/GBP	JPM	01/03/18	GBP	(190)	(256)	(6)
USD/GBP	JPM	01/03/18	GBP	(793)	(1,066)	—
USD/IDR	CIT	10/19/17	IDR	(7,031,592)	(521)	(3)
USD/ILS	GSC	10/02/17	ILS	(8)	(2)	—
USD/JPY	BCL	10/19/17	JPY	(10,000)	(89)	2
USD/JPY	CIT	10/19/17	JPY	(467,753)	(4,160)	15
USD/JPY	SSB	11/22/17	JPY	(133,978)	(1,193)	36
USD/JPY	SSB	12/20/17	JPY	(267,740)	(2,389)	21
USD/KRW	BCL	10/19/17	KRW	(1,519,100)	(1,327)	31
USD/KRW	BOA	10/19/17	KRW	(1,339,460)	(1,170)	(11)
USD/MXN	BCL	10/19/17	MXN	(79,677)	(4,364)	107
USD/MXN	CIT	10/19/17	MXN	(800)	(44)	1
USD/MXN	JPM	10/19/17	MXN	(52,162)	(2,857)	52
USD/MXN	BCL	10/23/17	MXN	(28,950)	(1,584)	46
USD/MXN	BCL	12/22/17	MXN	(28,778)	(1,560)	40
USD/NOK	SSB	11/22/17	NOK	(3,802)	(478)	10
USD/PHP	GSC	10/19/17	PHP	(72,333)	(1,423)	(21)
USD/PLN	BOA	10/19/17	PLN	(377)	(103)	(2)
USD/RUB	BCL	10/19/17	RUB	(28,714)	(497)	(6)
USD/SEK	SSB	11/22/17	SEK	(31,619)	(3,892)	67
USD/TWD	CIT	10/19/17	TWD	(69,757)	(2,302)	(21)
USD/ZAR	BOA	10/19/17	ZAR	(18,852)	(1,389)	29
ZAR/USD	SSB	10/02/17	ZAR	8,008	590	—
ZAR/USD	BOA	10/19/17	ZAR	7,260	535	7
ZAR/USD	JPM	10/19/17	ZAR	5,950	438	(5)
					$(78,541)	$(206)

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil Interbank Deposit Rate, pays annually	Paying	BOA	12.49%	01/04/21	BRL	12,970	$—	$313
Brazil Interbank Deposit Rate, pays annually	Paying	GSC	9.93%	01/02/19	BRL	32,500	—	296
							$—	$609

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
Anglo American Capital Plc, 4.45%, 09/27/20, pays quarterly	CSI	N/A	5.00%	12/20/20	$418	$(58)	$34	$(92)

Credit default swap agreements - sell protection[2]
CMBX.NA.BBB-.6, pays monthly	MSC	N/A	3.00%	05/11/63	$(200)	$(30)	$(32)	$2
CMBX.NA.BBB-.6, pays monthly	MSC	N/A	3.00	05/11/63	(300)	(45)	(47)	2
CMBX.NA.BBB-.6, pays monthly	MSC	N/A	3.00	05/11/63	(200)	(31)	(33)	2
CMBX.NA.BBB-.6, pays monthly	MSC	N/A	3.00	05/11/63	(100)	(15)	(16)	1
					$(800)	$(121)	$(128)	$7

OTC Contracts for Difference
Reference Entity	Counterparty	Financing Fee	Expiration	Contracts† Long (Short)	Notional†		Unrealized Appreciation (Depreciation)

58.Com Inc., pays monthly	GSC	Federal Funds Effective Rate -0.25%	TBD	(10)		(617)	$8
Advanced Info Service PCL, pays monthly	MBL	Federal Funds Effective Rate -1.00%	TBD	(136)		(792)	15
AIA Group Ltd., pays at expiration date	GSC	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	82	HKD	4,910	(23)
Airports of Thailand PCL, pays monthly	MSC	Federal Funds Effective Rate -1.55%	TBD	(526)		(970)	39
Alibaba Group Holding Ltd., pays at expiration date	GSC	Federal Funds Effective Rate +0.40%	TBD	31		5,609	(210)
Amorepacific Corp., pays monthly	MSC	Federal Funds Effective Rate -0.55%	TBD	(2)		(374)	(5)
Amorepacific Corp., pays monthly	GSC	Federal Funds Effective Rate -0.50%	TBD	(4)		(409)	(1)
Antofagasta Plc, pays monthly	GSC	Sterling Overnight Index Average -0.40%	TBD	(30)	GBP	(284)	(7)
Aspen Pharmacare Holdings Ltd., pays monthly	GSC	South African Johannesburg Interbank Agreed Rate -0.75%	TBD	(14)	ZAR	(4,130)	2
AU Optronics Corp., pays monthly	MSC	Federal Funds Effective Rate -5.59%	TBD	(1,634)		(683)	28
Baidu Inc., pays at expiration date	GSC	Federal Funds Effective Rate +0.40%	TBD	8		1,960	79
Bank of East Asia Ltd., pays monthly	MBL	1-Month Hong Kong Interbank Offered Rate -1.00%	TBD	(148)	HKD	(5,127)	2
BGEO Group Plc, pays at expiration date	GSC	Sterling Overnight Index Average +0.40%	TBD	42	GBP	1,367	(19)
Biauto Holdings Ltd., pays monthly	GSC	Federal Funds Effective Rate -1.38%	TBD	(9)		(424)	19
BNK Financial Group Inc., pays at expiration date	GSC	Federal Funds Effective Rate +0.65%	TBD	149		1,335	(33)
Cairn Energy Plc, pays at expiration date	GSC	Sterling Overnight Index Average +0.40%	TBD	256	GBP	463	36
Capital Environmet Holdings, pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -14.25%	TBD	(8,866)	HKD	(2,482)	(86)
Carlsberg A/S, pays monthly	GSC	Danish Krone LIBOR -0.40%	TBD	(6)	DKK	(4,506)	18
Cathay Pacific Airways Ltd., pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -1.77%	TBD	(580)	HKD	(6,826)	(3)
Celltrion Healthcare Co. Ltd., pays monthly	MBL	Federal Funds Effective Rate -10.86%	TBD	(5)		(206)	(31)
Celltrion Inc., pays monthly	GSC	Federal Funds Effective Rate -3.50%	TBD	(6)		(719)	(3)
Cheng Shin Rubber Industry Co. Ltd., pays monthly	GSC	Federal Funds Effective Rate -1.25%	TBD	(158)		(321)	5
China Aircraft Leasing Group Holding Ltd., pays monthly	MSC	1-Month Hong Kong Interbank Offered Rate -11.69%	TBD	(481)	HKD	(4,031)	5
China Lesso Group Holdings Ltd., pays at expiration date	GSC	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	2,170	HKD	11,969	(52)
China Life Insurance Co. Ltd., pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(174)	HKD	(4,150)	13
China Maple Leaf Educational Systems Ltd., pays at expiration date	GSC	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	360	HKD	2,959	23
China Pacific Insurance Group Co. Ltd., pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(100)	HKD	(3,425)	8
China Resource Beer Holdings Co., pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(200)	HKD	(4,198)	(6)
China Taiping Insurance Holdings Co. Ltd., pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(167)	HKD	(3,737)	31
China Telecom Corp. Ltd., pays at expiration date	GSC	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	2,432	HKD	9,533	25
China Unicom Hong Kong Ltd., pays at expiration date	GSC	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	472	HKD	5,207	(11)
CIA De Gas De SAO, pays at expiration date	GSC	Federal Funds Effective Rate +0.75%	TBD	15		271	(5)
CIA Saneamento Minas Gerais, pays at expiration date	GSC	Federal Funds Effective Rate +0.75%	TBD	27		373	(3)
Cie Financiere Richemont SA, pays monthly	GSC	South African Johannesburg Interbank Agreed Rate -0.75%	TBD	(32)	ZAR	(3,834)	(11)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

CJ CGV, pays monthly	MSC	Federal Funds Effective Rate -5.59%	TBD	(17)		(1,025)	56
OTC Contracts for Difference (continued)
Reference Entity	Counterparty	Financing Fee	Expiration	Contracts† Long (Short)	Notional†		Unrealized Appreciation (Depreciation)
Commercial International Bank Egypt SAE - GDR, pays at expiration date	GSC	Federal Funds Effective Rate +0.80%	TBD	100		461	—
COSCO Shipping Ports Ltd., pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -3.28%	TBD	(2,964)	HKD	(5,513)	33
COSCO Shipping Ports Ltd., pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -2.27%	TBD	(1,064)	HKD	(5,205)	96
DiGi.Com Bhd, pays monthly	MSC	Federal Funds Effective Rate -3.96%	TBD	(811)		(940)	(10)
Eclat Textile Co. Ltd., pays monthly	MBL	Federal Funds Effective Rate -5.90%	TBD	(38)		(458)	(9)
Ecopetrol SA, pays monthly	GSC	Federal Funds Effective Rate -2.96%	TBD	(69)		(652)	(3)
Energa SA, pays monthly	GSC	Federal Funds Effective Rate -3.00%	TBD	(115)		(435)	8
Eugene Technology Co. Ltd., pays at expiration date	GSC	Federal Funds Effective Rate +0.65%	TBD	41		769	(14)
Eurocash SA, pays monthly	GSC	Federal Funds Effective Rate -1.25%	TBD	(33)		(348)	3
Feng Tay Enterprise Co. Ltd., pays monthly	MBL	Federal Funds Effective Rate -3.95%	TBD	(179)		(864)	49
Fibria Celulose SA, pays monthly	MSC	Federal Funds Effective Rate -1.35%	TBD	(24)		(318)	(5)
First Pacific Co. Ltd., pays at expiration date	GSC	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	492	HKD	3,009	12
Fresnillo Plc, pays monthly	GSC	Sterling Overnight Index Average -0.40%	TBD	(17)	GBP	(248)	7
Fullshare Holdings Ltd., pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -17.00%	TBD	(855)	HKD	(2,618)	(39)
Gazit-Globe Ltd., pays at expiration date	GSC	3-Month Tel Aviv Interbank Offered Rate +0.70%	TBD	3	ILS	99	—
Gentera SAB de CV, pays at expiration date	GSC	Federal Funds Effective Rate +0.65%	TBD	565		908	7
Georgia Healthcare Group Plc, pays at expiration date	GSC	Sterling Overnight Index Average +0.40%	TBD	43	GBP	140	(17)
Gree Electric Appliances Inc., pays at expiration date	GSC	Federal Funds Effective Rate +0.90%	TBD	102		602	(19)
Grupa Kety SA, pays monthly	GSC	Federal Funds Effective Rate -14.00%	TBD	(2)		(276)	3
Grupo Financiero Banorte SAB de CV, pays monthly	GSC	Federal Funds Effective Rate -0.50%	TBD	(64)		(448)	8
Grupo Sanborns SA de CV, pays at expiration date	GSC	Federal Funds Effective Rate +0.65%	TBD	2,323		1,557	(38)
Grupo Televisa SAB, pays monthly	GSC	Federal Funds Effective Rate -0.25%	TBD	(30)		(759)	7
Hangzhou Hikvision Digital, pays at expiration date	GSC	Federal Funds Effective Rate +0.90%	TBD	271		1,316	(13)
Henan Shuang Investment, pays at expiration date	GSC	Federal Funds Effective Rate +0.90%	TBD	431		1,525	90
Hite Jinro Co Ltd., pays monthly	GSC	Federal Funds Effective Rate -1.00%	TBD	(30)		(659)	(35)
HK Electric Investments Ltd., pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -0.75%	TBD	(431)	HKD	(3,082)	2
Hong Kong & China Gas Co. Ltd., pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(425)	HKD	(6,276)	(2)
Hong Kong Exchanges & Clearing Ltd., pays monthly	MBL	1-Month Hong Kong Interbank Offered Rate -0.40%	TBD	(32)	HKD	(6,831)	25
Huadian Power International, pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -1.80%	TBD	(1,396)	HKD	(4,367)	(6)
Huaneng Power International Inc., pays monthly	MBL	1-Month Hong Kong Interbank Offered Rate -0.40%	TBD	(1,116)	HKD	(5,562)	22
Hyundai Mobis, pays at expiration date	GSC	Federal Funds Effective Rate +0.65%	TBD	4		833	71
Imperial Pacific International, pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -15.00%	TBD	(3,000)	HKD	(363)	2
Infosys Ltd., pays monthly	GSC	Federal Funds Effective Rate -0.25%	TBD	(26)		(385)	5
Innolux Corp., pays monthly	GSC	Federal Funds Effective Rate -3.50%	TBD	(1,484)		(729)	36
Jiangsu Yanghe Brewery, pays at expiration date	GSC	Federal Funds Effective Rate +0.90%	TBD	79		1,071	129
Kakao Corp., pays monthly	GSC	Federal Funds Effective Rate -2.00%	TBD	(6)		(722)	(28)
Kangwon Land Inc., pays monthly	GSC	Federal Funds Effective Rate -0.50%	TBD	(20)		(605)	5
Kasikornbank PCL - NVDR, pays monthly	GSC	Federal Funds Effective Rate -0.50%	TBD	(59)		(384)	18
Kiwoom Securities Co. Ltd., pays at expiration date	GSC	Federal Funds Effective Rate +0.65%	TBD	8		601	(65)
Kweichow Moutai Co. Ltd., pays at expiration date	GSC	Federal Funds Effective Rate +0.90%	TBD	15		1,158	36
LG Chem Ltd., pays at expiration date	GSC	Federal Funds Effective Rate +0.65%	TBD	3		1,158	(28)
LG Display Co. Ltd., pays monthly	GSC	Federal Funds Effective Rate -0.50%	TBD	(25)		(715)	47
Logo Yazilim Sanayi Ve Ticaret A/S, pays at expiration date	GSC	Federal Funds Effective Rate +0.70	TBD	20		293	11
Lotte Shopping Co. Ltd., pays monthly	GSC	Federal Funds Effective Rate -3.00%	TBD	(3)		(595)	(30)
LPP SA, pays monthly	GSC	Federal Funds Effective Rate -5.00%	TBD	(0)		(357)	28
Maashan Iron & Steel Co., pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -1.76%	TBD	(1,614)	HKD	(6,261)	12
Maxis Bhd, pays monthly	MSC	Federal Funds Effective Rate -4.28%	TBD	(567)		(779)	(7)
Motor Oil SA, pays at expiration date	GSC	Euro Overnight Index Average +2.50%	TBD	27	EUR	525	16
MTN Group Ltd., pays monthly	GSC	South African Johannesburg Interbank Agreed Rate -0.75%	TBD	(88)	ZAR	(10,794)	(11)
MTR Corp., pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(123)	HKD	(5,650)	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Natura Cosmeticos SA, pays monthly	MSC	Federal Funds Effective Rate -8.00%	TBD	(79)		(837)	60
OTC Contracts for Difference (continued)
Reference Entity	Counterparty	Financing Fee	Expiration	Contracts† Long (Short)	Notional†		Unrealized Appreciation (Depreciation)
New China Life Insurance Co. Ltd., pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(125)	HKD	(5,815)	37
Paradise Co. Ltd., pays monthly	MSC	Federal Funds Effective Rate -11.50%	TBD	(70)		(826)	(106)
Parkson Retail Group Ltd., pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -1.75%	TBD	(4,693)	HKD	(5,585)	(78)
Petra Diamonds Ltd., pays at expiration date	GSC	Sterling Overnight Index Average +0.40%	TBD	1,292	GBP	959	169
PGE SA, pays monthly	GSC	Federal Funds Effective Rate -0.75%	TBD	(136)		(509)	15
Raia Drogasil SA, pays monthly	MSC	Federal Funds Effective Rate -1.87%	TBD	(39)		(952)	27
Realord Group Holdings Ltd., pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -17.50%	TBD	(50)	HKD	(200)	(1)
Samsonite International SA, pays at expiration date	GSC	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	283	HKD	9,077	52
Samsung Electronics Co. Ltd., pays at expiration date	GSC	Federal Funds Effective Rate +0.65%	TBD	1		3,373	(95)
Samsung Heavy Industries, pays monthly	GSC	Federal Funds Effective Rate -1.00%	TBD	(84)		(822)	(4)
Samsung SDI Co, pays at expiration date	GSC	Federal Funds Effective Rate +0.65%	TBD	9		1,754	(205)
SATS Ltd., pays monthly	GSC	Singapore Swap Offer Rate -0.50%	TBD	(191)	SGD	(898)	14
Seah Besteel Corp., pays monthly	MBL	Federal Funds Effective Rate -1.89%	TBD	(26)		(738)	23
SembCorp Marine Ltd., pays monthly	MSC	Singapore Swap Offer Rate -5.43%	TBD	(310)	SGD	(518)	(17)
Semiconductor Manufacturing International Corp., pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -2.02%	TBD	(425)	HKD	(3,652)	(13)
Shanghai Haohai Biological Technology Co. Ltd., pays at expiration date	GSC	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	86	HKD	3,209	(26)
Shinsegae Co. Ltd., pays monthly	MBL	Federal Funds Effective Rate -0.50%	TBD	(4)		(591)	(15)
Singapore Airlines Ltd., pays monthly	GSC	Singapore Swap Offer Rate -0.50%	TBD	(108)	SGD	(1,096)	8
Sitronix Technology Corp., pays monthly	GSC	Federal Funds Effective Rate -5.25%	TBD	(86)		(258)	8
SK Hynix Inc., pays at expiration date	GSC	Federal Funds Effective Rate +0.65%	TBD	7		510	16
Sociedad Quimica y Minera de Chile SA, pays monthly	GSC	Federal Funds Effective Rate -0.86%	TBD	(11)		(659)	61
Standard Chartered Plc, pays monthly	GSC	Sterling Overnight Index Average -0.40%	TBD	(64)	GBP	(474)	(5)
Subsea 7 S.A., pays monthly	GSC	1-Month Norway Interbank Offered Rate -0.40%	TBD	(48)	NOK	(5,877)	(55)
Sunny Optical Technology Group Co. Ltd., pays at expiration date	GSC	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	94	HKD	11,972	(38)
Taiwan Semiconductor Manufacturing Co. Ltd., pays at expiration date	GSC	Federal Funds Effective Rate +0.65%	TBD	592		4,347	(122)
Tamar Petroleum Ltd., pays at expiration date	GSC	3-Month Tel Aviv Interbank Offered Rate +0.70%	TBD	48	ILS	1,099	—
Tauron Polska Energia SA, pays monthly	GSC	Federal Funds Effective Rate -1.00%	TBD	(329)		(354)	16
TBC Bank Group Plc, pays at expiration date	GSC	Sterling Overnight Index Average +0.40%	TBD	23	GBP	372	12
Telesites SAB DE CV, pays monthly	GSC	Federal Funds Effective Rate -0.50%	TBD	(953)		(763)	32
Tencent Holdings Ltd., pays at expiration date	GSC	1-Month Hong Kong Interbank Offered Rate +0.50%	TBD	146	HKD	50,276	(150)
Thai Airways International, pays monthly	MBL	Federal Funds Effective Rate -12.01%	TBD	(1,412)		(804)	32
Tian Ge Interactive, pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -14.50%	TBD	(848)	HKD	(4,749)	(12)
Towngas China Co. Ltd., pays monthly	MBL	1-Month Hong Kong Interbank Offered Rate -1.00%	TBD	(1,106)	HKD	(5,854)	(27)
Tuniu Corp., pays monthly	GSC	Federal Funds Effective Rate -4.17%	TBD	(89)		(712)	19
Unilever Indonesia, pays monthly	MBL	Federal Funds Effective Rate -4.00%	TBD	(265)		(1,017)	53
United Microelectronics Corp., pays monthly	GSC	Federal Funds Effective Rate -2.33%	TBD	(322)		(855)	50
Wipro Ltd., pays monthly	GSC	Federal Funds Effective Rate -1.75%	TBD	(56)		(319)	(2)
Wuliangye Yibin Co Ltd., pays at expiration date	GSC	Federal Funds Effective Rate +0.90%	TBD	209		1,795	9
Yashili International Holdings Ltd., pays monthly	GSC	1-Month Hong Kong Interbank Offered Rate -11.75%	TBD	(1,453)	HKD	(2,180)	(31)
Yatas, pays at expiration date	GSC	Federal Funds Effective Rate +0.70%	TBD	73		381	30
							$54

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
COMMON STOCKS
BOK Financial Corp, pays at expiration date	BOA	1-Month LIBOR +0.45%	06/29/18	2,079	$376
Luxottica Group SpA, pays at expiration date	BOA	1-Month LIBOR +0.35%	05/10/18	7	—
Paysafe Group Plc, pays at expiration date	BOA	1-Month LIBOR +0.45%	09/27/18	1,297	4
SFR Group SA, pays at expiration date	BOA	1-Month LIBOR +0.35%	08/20/18	958	10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Sky Plc, pays at expiration date	BOA	1-Month LIBOR +0.45%	07/16/18	8,894	(303)
OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Veresen Inc., pays at expiration date	BOA	1-Month LIBOR +0.40%	10/20/17	1,034	93
Worldpay Group Plc, pays at expiration date	BOA	1-Month LIBOR +0.45%	09/07/18	8,328	328
Nets Holdings A/S, pays at expiration date	JPM	3-Month LIBOR +0.80%	10/02/18	1,957	18
Worldpay Group Plc, pays at expiration date	JPM	3-Month LIBOR +0.30%	09/17/18	20	—
					$526
Total return swap agreements - paying return
COMMON STOCKS
Essilor International SA, pays quarterly	BOA	1-Month LIBOR -0.35%	05/10/18	(7)	$—
PPL Corp., pays quarterly	BOA	1-Month LIBOR -0.40%	10/20/17	(717)	(62)
Tesco Plc, pays quarterly	BOA	1-Month LIBOR -0.45%	06/29/18	(1,637)	(294)
					$(356)

OTC Total Return Basket Swap Agreements
Paying Return of Reference Entity	Counterparty	Rate Received by Fund	Expiration	Notional †	Net Value of Reference Entities	Unrealized Appreciation (Depreciation)
Short Equity Securities	MSC	Federal Funds Effective Rate	05/02/19	121,526	$(122,481)	$(1,074)

	Shares	Value
Reference Entity – Short Equity Securities
Consumer Discretionary
Advance Auto Parts Inc.	(16)	$(1,557)
Amazon.com Inc.	(2)	(1,654)
AutoZone Inc.	(3)	(1,940)
CarMax Inc.	(6)	(440)
Chipotle Mexican Grill Inc.	(5)	(1,465)
Genuine Parts Co.	(14)	(1,339)
G-III Apparel Group Ltd.	(24)	(694)
Guess Inc.	(4)	(73)
ILG Inc.	(4)	(115)
IMAX Corp.	(31)	(713)
Jack In The Box Inc.	(8)	(836)
LCI Industries	(4)	(475)
Liberty Broadband Corp. - Class A	(4)	(339)
LKQ Corp.	(19)	(687)
Loral Space & Communications Inc.	(4)	(188)
Mattel Inc.	(111)	(1,717)
Monro Muffler Brake Inc.	(16)	(880)
Murphy USA Inc.	(18)	(1,270)
Nike Inc.	(16)	(804)
O'Reilly Automotive Inc.	(9)	(1,928)
Starbucks Corp.	(32)	(1,703)
Tesla Motors Inc.	(5)	(1,658)
Tractor Supply Co.	(30)	(1,911)
Under Armour Inc. - Class A	(27)	(443)
Under Armour Inc. - Class C	(86)	(1,298)
		(26,127)
Consumer Staples
B&G Foods Inc.	(30)	(965)
Casey's General Stores Inc.	(10)	(1,127)
Coty Inc.	(110)	(1,813)
Molson Coors Brewing Co.	(20)	(1,633)
		(5,538)
Energy
Callon Petroleum Co.	(103)	(1,155)
Carbo Ceramics Inc.	(11)	(95)
Cheniere Energy Inc.	(9)	(405)
Diamondback Energy Inc.	(19)	(1,832)
Franks International NV	(112)	(862)
Gulfport Energy Corp.	(92)	(1,315)
Matador Resources Co.	(34)	(937)
Parsley Energy Inc.	(71)	(1,873)
Pembina Pipeline Corp.	(21)	(723)
RSP Permian Inc.	(45)	(1,567)
Schlumberger Ltd.	(10)	(670)
SM Energy Co.	(56)	(986)
US Silica Holdings Inc.	(10)	(301)
		(12,721)
	Shares	Value
Financials
Brookfield Asset Management Inc.	(41)	(1,706)
Charles Schwab Corp.	(4)	(188)
Cincinnati Financial Corp.	(8)	(597)
Erie Indemnity Co. - Class A	(3)	(350)
Fidelity National Financial Inc.	(32)	(544)
Financial Engines Inc.	(12)	(424)
First Financial Bankshares Inc.	(5)	(240)
Home BancShares Inc.	(12)	(313)
Intercontinental Exchange Inc.	(3)	(172)
Kemper Corp.	(7)	(355)
Markel Corp.	(2)	(1,757)
Mercury General Corp.	(19)	(1,094)
Morningstar Inc.	(3)	(221)
New York Community Bancorp Inc.	(133)	(1,713)
RLI Corp.	(11)	(642)
Signature Bank	(8)	(1,056)
TFS Financial Corp.	(30)	(479)
United Bankshares Inc.	(47)	(1,742)
Weyerhaeuser Co.	(11)	(371)
WisdomTree Investments Inc.	(66)	(675)
		(14,639)
Health Care
Abiomed Inc.	(8)	(1,399)
Acadia Pharmaceuticals Inc.	(51)	(1,921)
Alnylam Pharmaceuticals Inc.	(8)	(975)
athenahealth Inc.	(6)	(783)
Boston Scientific Corp.	(5)	(140)
Cardinal Health Inc.	(17)	(1,111)
Dentsply Sirona Inc.	(32)	(1,902)
Dexcom Inc.	(24)	(1,160)
Diplomat Pharmacy Inc.	(12)	(242)
Inovalon Holdings Inc. - Class A	(44)	(750)
Insulet Corp.	(22)	(1,212)
Intercept Pharmaceuticals Inc.	(12)	(714)
Intrexon Corp.	(9)	(171)
Juno Therapeutics Inc.	(26)	(1,180)
Medicines Co.	(6)	(237)
Neurocrine Biosciences	(20)	(1,226)
Nevro Corp.	(15)	(1,336)
Novavax Inc.	(126)	(143)
NuVasive Inc.	(13)	(743)
Penumbra Inc.	(6)	(533)
Tesaro Inc.	(12)	(1,485)
Ultragenyx Pharmaceutical Inc.	(19)	(1,028)
		(20,391)
Industrials
Acuity Brands Inc.	(9)	(1,516)
Allegiant Travel Co.	(8)	(1,054)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

C. H. Robinson	(6)	(479)
	Shares	Value
Industrials (continued)
Carlisle Cos. Inc.	(3)	(291)
General Electric Co.	(32)	(774)
Granite Construction Inc.	(10)	(585)
Healthcare Services Group Inc.	(4)	(194)
IHS Markit Ltd.	(19)	(851)
JBT Corp.	(3)	(293)
Middleby Corp.	(5)	(641)
NOW Inc.	(33)	(456)
Spirit Airlines Inc.	(11)	(364)
TransDigm Group Inc.	(2)	(473)
United Parcel Service Inc. - Class B	(13)	(1,585)
Verisk Analytics Inc.	(8)	(657)
Wabtec Corp.	(25)	(1,886)
Watsco Inc.	(9)	(1,442)
		(13,541)
Information Technology
Advanced Micro Devices Inc.	(16)	(210)
Cavium Inc.	(22)	(1,444)
Diebold Nixdorf Inc.	(14)	(322)
Ellie Mae Inc.	(15)	(1,265)
FireEye Inc.	(15)	(243)
Integrated Device Technology Inc.	(17)	(457)
MACOM Technology Solutions Holdings Inc.	(26)	(1,182)
Monolithic Power Systems Inc.	(2)	(256)
NXP Semiconductors NV	(9)	(961)
Palo Alto Networks Inc.	(9)	(1,239)
Pandora Media Inc.	(120)	(925)
Qorvo Inc.	(9)	(643)
	Shares	Value
Information Technology (continued)
SunPower Corp.	(51)	(375)
SYNNEX Corp.	(6)	(759)
Tyler Technologies Inc.	—	(78)
Ubiquiti Networks Inc.	(7)	(364)
Ultimate Software Group Inc.	(1)	(180)
Universal Display Corp.	(7)	(889)
VeriFone Systems Inc.	(16)	(324)
ViaSat Inc.	(24)	(1,544)
Zendesk Inc.	(32)	(937)
		(14,597)
Materials
Ball Corp.	(35)	(1,437)
Compass Minerals International Inc.	(17)	(1,084)
Ecolab Inc.	(13)	(1,672)
Martin Marietta Materials Inc.	(4)	(784)
RPM International Inc.	(4)	(216)
Silver Wheaton Corp.	(38)	(723)
Vulcan Materials Co.	(15)	(1,818)
		(7,734)
Real Estate
Education Realty Trust Inc.	(23)	(837)
Healthcare Realty Trust Inc.	(24)	(773)
Howard Hughes Corp.	(13)	(1,486)
Life Storage Inc.	(23)	(1,914)
Macerich Co.	(30)	(1,649)
Medical Properties Trust Inc.	(31)	(403)
Vornado Realty LP	(2)	(131)
		(7,193)
Total Reference Entity – Short Equity Securities		$(122,481)

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 95.5%
Consumer Discretionary 10.7%
Adient Plc	34	$2,856
Advance Auto Parts Inc.	50	4,920
AutoNation Inc. (a) (b)	86	4,067
BorgWarner Inc.	108	5,523
CBS Corp. - Class B	75	4,338
Cinemark Holdings Inc.	92	3,320
Core-Mark Holding Co. Inc.	97	3,118
Delphi Automotive Plc	27	2,657
Foot Locker Inc.	82	2,888
Goodyear Tire & Rubber Co.	120	3,990
HanesBrands Inc. (b)	196	4,829
Hasbro Inc.	41	4,004
Interpublic Group of Cos. Inc.	178	3,708
John Wiley & Sons Inc. - Class A	103	5,537
Live Nation Inc. (a)	115	5,008
NVR Inc. (a)	1	1,998
Ross Stores Inc.	57	3,680
Sally Beauty Holdings Inc. (a)	253	4,960
Service Corp. International	128	4,416
Signet Jewelers Ltd. (b)	33	2,196
Sinclair Broadcast Group Inc. - Class A (b)	101	3,237
Tegna Inc.	177	2,357
Tiffany & Co.	50	4,575
Tractor Supply Co.	42	2,671
VF Corp.	99	6,312
Whirlpool Corp.	13	2,398
		99,563
Consumer Staples 8.5%
Archer-Daniels-Midland Co.	187	7,931
Blue Buffalo Pet Products Inc. (a)	342	9,690
Casey's General Stores Inc.	35	3,831
Flowers Foods Inc.	409	7,697
Hormel Foods Corp.	217	6,962
Ingredion Inc.	36	4,307
JM Smucker Co.	51	5,320
McCormick & Co. Inc.	35	3,603
Molson Coors Brewing Co. - Class B	50	4,074
Snyders-Lance Inc.	190	7,231
Sysco Corp.	91	4,924
TreeHouse Foods Inc. (a)	161	10,939
US Foods Holding Corp. (a)	90	2,403
		78,912
Energy 3.5%
Cimarex Energy Co.	30	3,421
Core Laboratories NV (b)	38	3,751
Devon Energy Corp.	118	4,332
Energen Corp. (a)	65	3,552
Newfield Exploration Co. (a)	91	2,700
Parsley Energy Inc. - Class A (a)	298	7,857
PDC Energy Inc. (a)	79	3,894
Superior Energy Services Inc. (a)	264	2,818
		32,325
Financials 15.0%
Affiliated Managers Group Inc.	26	4,936
Aflac Inc.	83	6,801
Alleghany Corp. (a)	11	6,095
Allstate Corp.	52	4,825
American Financial Group Inc.	30	3,066
Arch Capital Group Ltd. (a)	47	4,629
Arthur J Gallagher & Co.	209	12,870
Citizens Financial Group Inc.	176	6,654
Commerce Bancshares Inc.	78	4,506
Cullen/Frost Bankers Inc.	61	5,838
E*TRADE Financial Corp. (a)	125	5,469
Fidelity National Financial Inc.	119	5,633
First Republic Bank	41	4,283
Hartford Financial Services Group Inc.	98	5,432
Lazard Ltd. - Class A	99	4,477
Markel Corp. (a)	5	4,911
Marsh & McLennan Cos. Inc.	39	3,239
	Shares/Par†	Value
Morningstar Inc.	26	2,184
Northern Trust Corp.	90	8,264
Progressive Corp.	58	2,808
Prosperity Bancshares Inc.	73	4,825
Signature Bank (a)	35	4,481
SunTrust Banks Inc.	116	6,951
SVB Financial Group (a)	12	2,226
Synchrony Financial	134	4,161
Western Alliance Bancorp (a)	77	4,087
WR Berkley Corp.	74	4,946
		138,597
Health Care 13.6%
Abiomed Inc. (a)	17	2,849
Agilent Technologies Inc.	40	2,558
Alexion Pharmaceuticals Inc. (a)	33	4,630
Align Technology Inc. (a)	31	5,774
AmerisourceBergen Corp.	59	4,882
BioMarin Pharmaceutical Inc. (a)	51	4,747
Catalent Inc. (a)	103	4,104
Cooper Cos. Inc.	27	6,307
CR Bard Inc.	17	5,609
DENTSPLY SIRONA Inc.	193	11,549
HCA Healthcare Inc. (a)	63	5,046
Henry Schein Inc. (a)	63	5,174
Hologic Inc. (a)	124	4,557
ICON Plc (a)	25	2,847
Integra LifeSciences Holdings Corp. (a)	149	7,522
Laboratory Corp. of America Holdings (a)	52	7,866
Medidata Solutions Inc. (a)	48	3,755
NuVasive Inc. (a)	82	4,531
PerkinElmer Inc.	38	2,598
Perrigo Co. Plc	25	2,108
Premier Inc. - Class A (a)	121	3,941
Quest Diagnostics Inc.	50	4,699
Steris Plc	75	6,630
Varian Medical Systems Inc. (a)	27	2,702
Vertex Pharmaceuticals Inc. (a)	23	3,497
Waters Corp. (a)	32	5,727
		126,209
Industrials 15.2%
Acuity Brands Inc.	21	3,597
AGCO Corp.	71	5,223
Air Lease Corp. - Class A	96	4,092
Alaska Air Group Inc.	62	4,729
AMETEK Inc.	176	11,597
Ardagh Group SA - Class A	159	3,404
Dover Corp.	52	4,798
Hubbell Inc.	26	3,039
IDEX Corp.	44	5,393
Ingersoll-Rand Plc	74	6,602
Landstar System Inc.	23	2,252
Masonite International Corp. (a)	38	2,630
Nordson Corp.	67	7,939
Old Dominion Freight Line Inc.	41	4,487
Owens Corning Inc.	45	3,471
PACCAR Inc.	73	5,281
Parker Hannifin Corp.	15	2,563
Quanta Services Inc. (a)	155	5,800
Republic Services Inc.	61	4,043
Ritchie Bros. Auctioneers Inc.	169	5,341
Rockwell Automation Inc.	71	12,564
Stericycle Inc. (a)	61	4,405
Teledyne Technologies Inc. (a)	29	4,616
Textron Inc.	106	5,690
Verisk Analytics Inc. (a)	68	5,682
Wabtec Corp. (b)	101	7,636
Xylem Inc.	56	3,536
		140,410
Information Technology 17.8%
Akamai Technologies Inc. (a)	68	3,313
Alliance Data Systems Corp.	10	2,215
Amdocs Ltd.	76	4,888
Ansys Inc. (a)	38	4,725
ARRIS International Plc (a)	127	3,621

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Aspen Technology Inc. (a)	67	4,208
Autodesk Inc. (a)	35	3,929
Blackbaud Inc.	60	5,294
CDW Corp.	98	6,468
Check Point Software Technologies Ltd. (a)	42	4,789
DXC Technology Co.	58	4,945
Electronics for Imaging Inc. (a)	103	4,396
Fidelity National Information Services Inc.	59	5,551
Flextronics International Ltd. (a)	318	5,262
Fortinet Inc. (a)	88	3,150
Guidewire Software Inc. (a)	67	5,217
Harris Corp.	31	4,082
Hewlett Packard Enterprise Co.	318	4,680
IPG Photonics Corp. (a)	27	4,997
Keysight Technologies Inc. (a)	105	4,391
KLA-Tencor Corp.	21	2,254
LogMeIn Inc.	35	3,819
MAXIMUS Inc.	68	4,401
Motorola Solutions Inc.	60	5,062
Palo Alto Networks Inc. (a)	77	11,038
Red Hat Inc. (a)	83	9,201
Skyworks Solutions Inc.	25	2,547
Splunk Inc. (a)	107	7,141
Synopsys Inc. (a)	86	6,894
Tableau Software Inc. - Class A (a)	96	7,219
WEX Inc. (a)	42	4,713
Workday Inc. - Class A (a)	61	6,408
Xilinx Inc.	63	4,462
		165,280
Materials 5.3%
AptarGroup Inc.	158	13,652
Avery Dennison Corp.	44	4,364
Berry Global Group Inc. (a)	82	4,645
Celanese Corp. - Class A	55	5,714
Crown Holdings Inc. (a)	171	10,201
International Flavors & Fragrances Inc.	29	4,055
Reliance Steel & Aluminum Co.	90	6,830
		49,461
Real Estate 3.3%
Alexandria Real Estate Equities Inc.	44	5,235
JBG Smith Properties (a)	24	821
Jones Lang LaSalle Inc.	26	3,211
Lamar Advertising Co. - Class A	71	4,838
Liberty Property Trust	73	2,997
National Retail Properties Inc.	109	4,551
Starwood Property Trust Inc.	231	5,017
Vornado Realty Trust	47	3,613
		30,283
Utilities 2.6%
Alliant Energy Corp.	75	3,109
Ameren Corp.	69	3,991
Atmos Energy Corp.	22	1,843
DTE Energy Co.	36	3,911
Eversource Energy	77	4,654
Portland General Electric Co.	59	2,693
Xcel Energy Inc.	76	3,599
		23,800
Total Common Stocks (cost $790,077)		884,840
SHORT TERM INVESTMENTS 4.8%
Investment Companies 4.5%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	41,620	41,620
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	2,480	2,480
Total Short Term Investments (cost $44,100)		44,100
Total Investments 100.3% (cost $834,177)		928,940
Other Assets and Liabilities, Net (0.3)%		(2,521)
Total Net Assets 100.0%		$926,419

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 96.8%
Consumer Discretionary 14.0%
Beazer Homes USA Inc. (a)	37	$697
Big Lots Inc.	46	2,482
Bloomin' Brands Inc.	138	2,429
Bob Evans Farms Inc.	51	3,983
Boyd Gaming Corp.	51	1,328
Bridgepoint Education Inc. (a)	65	623
Bright Horizons Family Solutions Inc. (a)	59	5,105
Brunswick Corp.	100	5,596
Burlington Stores Inc. (a)	36	3,474
Camping World Holdings Inc. - Class A	83	3,372
Canada Goose Holdings Inc. (a) (b)	143	2,929
Chegg Inc. (a) (b)	258	3,835
Childrens Place Retail Stores Inc.	20	2,411
Churchill Downs Inc.	6	1,185
Chuy's Holdings Inc. (a)	168	3,529
Dana Holding Corp.	22	629
Dave & Buster's Entertainment Inc. (a)	139	7,275
Dunkin' Brands Group Inc.	73	3,894
Extended Stay America Inc. - Class B	204	4,082
Five Below Inc. (a)	239	13,106
Grand Canyon Education Inc. (a)	176	16,010
Hasbro Inc.	55	5,382
Hilton Grand Vacations Inc. (a)	159	6,130
ILG Inc.	51	1,358
IMAX Corp. (a)	275	6,226
iRobot Corp. (a)	3	196
Johnson Outdoors Inc. - Class A	6	405
LCI Industries	35	4,072
Lithia Motors Inc. - Class A	52	6,148
Lululemon Athletica Inc. (a)	74	4,631
Lumber Liquidators Holdings Inc. (a)	10	381
Malibu Boats Inc. - Class A (a)	64	2,030
Marine Products Corp.	22	349
Marriott Vacations Worldwide Corp.	24	2,956
MCBC Holdings Inc. (a)	42	865
Modine Manufacturing Co. (a)	132	2,545
NexStar Media Group Inc. - Class A	164	10,188
NutriSystem Inc.	60	3,364
Ollie's Bargain Outlet Holdings Inc. (a)	75	3,475
Papa John's International Inc.	57	4,198
PetMed Express Inc. (b)	7	248
Planet Fitness Inc. - Class A	322	8,667
Red Rock Resorts Inc. - Class A	155	3,580
RH (a) (b)	8	537
Ruth's Hospitality Group Inc.	8	166
Select Comfort Corp. (a)	10	297
Sinclair Broadcast Group Inc. - Class A (b)	224	7,180
Six Flags Entertainment Corp.	133	8,105
SodaStream International Ltd. (a)	169	11,233
Steven Madden Ltd. (a)	116	5,016
Strayer Education Inc.	76	6,633
Taylor Morrison Home Corp. - Class A (a)	11	237
Tenneco Inc.	70	4,242
Vail Resorts Inc.	39	8,814
Visteon Corp. (a)	42	5,147
Weight Watchers International Inc. (a) (b)	16	675
Wendy's Co.	288	4,473
Wolverine World Wide Inc.	28	802
		228,925
Consumer Staples 2.1%
Boston Beer Co. Inc. - Class A (a)	9	1,455
Calavo Growers Inc. (b)	67	4,836
Central Garden & Pet Co. - Class A (a)	75	2,770
Chefs' Warehouse Inc. (a)	59	1,133
Freshpet Inc. (a) (b)	151	2,356
Hostess Brands Inc. - Class A (a)	202	2,765
J&J Snack Foods Corp.	3	405
John B. Sanfilippo & Son Inc.	5	359
Medifast Inc.	6	328
National Beverage Corp.	4	523
	Shares/Par†	Value
Nomad Holdings Ltd. (a)	398	5,798
Performance Food Group Co. (a)	18	501
Pinnacle Foods Inc.	187	10,681
		33,910
Energy 1.0%
Carrizo Oil & Gas Inc. (a)	208	3,567
Delek US Holdings Inc.	9	238
Diamondback Energy Inc. (a)	87	8,491
Evolution Petroleum Corp.	25	183
Exterran Corp. (a)	8	244
Jagged Peak Energy Inc. (a) (b)	120	1,636
Matador Resources Co. (a)	3	92
McDermott International Inc. (a)	78	564
Par Pacific Holdings Inc. (a)	12	241
Penn Virginia Corp. (a)	19	767
Solaris Oilfield Infrastructure Inc. - Class A (a)	19	334
W&T Offshore Inc. (a)	225	686
		17,043
Financials 6.2%
Ameris Bancorp	34	1,618
Bancorp Inc. (a)	64	526
Bank of NT Butterfield & Son Ltd.	4	140
Carolina Financial Corp.	12	435
Chemical Financial Corp.	53	2,748
Cowen Inc. - Class A (a)	30	525
East West Bancorp Inc.	100	5,997
Essent Group Ltd. (a)	114	4,611
Evercore Inc. - Class A	82	6,588
First Connecticut Bancorp Inc.	10	279
Green Bancorp Inc. (a)	19	452
Guaranty Bancshares Inc.	3	103
Health Insurance Innovations Inc. - Class A (a)	10	146
Home Bancorp Inc.	4	177
Home Bancshares Inc.	224	5,657
Kinsale Capital Group Inc.	67	2,895
LendingTree Inc. (a) (b)	65	16,092
MarketAxess Holdings Inc.	38	6,956
Northeast Bancorp	5	128
Pacific Premier Bancorp Inc. (a)	50	1,899
Pinnacle Financial Partners Inc.	106	7,129
Preferred Bank	8	470
Primerica Inc.	54	4,369
Safeguard Scientifics Inc. (a)	293	3,909
ServisFirst Bancshares Inc.	42	1,627
Texas Capital Bancshares Inc. (a)	26	2,191
Third Point Reinsurance Ltd. (a)	101	1,572
Universal Insurance Holdings Inc.	68	1,553
Walker & Dunlop Inc. (a)	77	4,041
Webster Financial Corp.	39	2,073
Western Alliance Bancorp (a)	277	14,696
Wintrust Financial Corp.	4	274
		101,876
Health Care 22.2%
Abiomed Inc. (a)	36	6,120
Acceleron Pharma Inc. (a)	93	3,468
Agenus Inc. (a)	223	985
Agios Pharmaceuticals Inc. (a)	31	2,076
Akcea Therapeutics Inc. (a) (b)	151	4,190
Align Technology Inc. (a)	33	6,077
Alkermes Plc (a)	205	10,459
Almost Family Inc. (a)	18	948
Amedisys Inc. (a)	80	4,498
Amicus Therapeutics Inc. (a) (b)	334	5,034
AMN Healthcare Services Inc. (a)	19	877
ANI Pharmaceuticals Inc. (a)	23	1,185
AtriCure Inc. (a)	146	3,274
Bio-Rad Laboratories Inc. - Class A (a)	17	3,667
Biospecifics Technologies Corp. (a)	13	617
Bluebird Bio Inc. (a)	36	4,986
Blueprint Medicines Corp. (a)	83	5,825
Cardiovascular Systems Inc. (a)	144	4,068
Catalent Inc. (a)	87	3,468
Celyad SA - ADR (a)	39	2,160
Chemed Corp.	20	4,028

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Clovis Oncology Inc. (a)	37	3,118
Conmed Corp.	55	2,864
Cooper Cos. Inc.	18	4,270
Corcept Therapeutics Inc. (a)	91	1,755
Cotiviti Holdings Inc. (a)	80	2,875
CRISPR Therapeutics AG (a)	131	2,345
Cross Country Healthcare Inc. (a)	270	3,846
Cutera Inc. (a)	10	424
Eagle Pharmaceuticals Inc. (a) (b)	245	14,606
Editas Medicine Inc. (a) (b)	120	2,884
Enanta Pharmaceuticals Inc. (a)	52	2,446
Ensign Group Inc.	41	924
Exact Sciences Corp. (a)	300	14,137
Exelixis Inc. (a)	10	242
Five Prime Therapeutics Inc. (a)	71	2,913
GW Pharmaceuticals Plc - ADS (a) (b)	34	3,400
Haemonetics Corp. (a)	24	1,078
Halozyme Therapeutics Inc. (a)	122	2,122
Halyard Health Inc. (a)	27	1,227
Harvard Bioscience Inc. (a)	256	960
HealthEquity Inc. (a)	226	11,399
Hologic Inc. (a)	106	3,885
Ignyta Inc. (a)	342	4,225
Immune Design Corp. (a) (b)	199	2,064
Immunogen Inc. (a) (b)	302	2,312
Immunomedics Inc. (a) (b)	110	1,539
Innoviva Inc. (a)	183	2,581
Inogen Inc. (a)	16	1,533
Insmed Inc. (a) (b)	66	2,053
Integra LifeSciences Holdings Corp. (a)	218	11,046
Intellia Therapeutics Inc. (a) (b)	142	3,534
Intersect ENT Inc. (a)	30	933
Invacare Corp.	255	4,019
Iovance Biotherapeutics Inc. (a)	351	2,723
iRhythm Technologies Inc. (a)	46	2,389
Ironwood Pharmaceuticals Inc. - Class A (a)	246	3,881
Kala Pharmaceuticals Inc. (a)	60	1,375
Keryx Biopharmaceuticals Inc. (a) (b)	320	2,274
Kite Pharma Inc. (a)	8	1,361
LHC Group Inc. (a)	70	4,983
Ligand Pharmaceuticals Inc. (a)	175	23,908
Loxo Oncology Inc. (a)	63	5,842
Magellan Health Services Inc. (a)	26	2,271
Masimo Corp. (a)	77	6,650
Merit Medical Systems Inc. (a)	24	1,027
Nektar Therapeutics (a)	223	5,357
NeoGenomics Inc. (a)	524	5,835
Neurocrine Biosciences Inc. (a)	33	2,025
Nevro Corp. (a)	23	2,126
Novavax Inc. (a) (b)	369	421
Novocure Ltd. (a)	80	1,579
NuVasive Inc. (a)	70	3,900
Omeros Corp. (a) (b)	118	2,557
OraSure Technologies Inc. (a)	90	2,022
Oxford Immunotec Global Plc (a)	246	4,126
Pacira Pharmaceuticals Inc. (a)	116	4,388
PAREXEL International Corp. (a)	11	1,011
Penumbra Inc. (a)	36	3,228
Phibro Animal Health Corp. - Class A	16	582
Portola Pharmaceuticals Inc. (a)	21	1,140
PRA Health Sciences Inc. (a)	44	3,312
Prestige Brands Holdings Inc. (a)	48	2,416
Quidel Corp. (a)	6	277
Repligen Corp. (a)	28	1,070
Sage Therapeutics Inc. (a)	43	2,696
Sangamo Therapeutics Inc. (a)	234	3,504
Select Medical Holdings Corp. (a)	58	1,105
Sienna Biopharmaceuticals Inc. (a) (b)	48	1,073
Spark Therapeutics Inc. (a)	44	3,911
Supernus Pharmaceuticals Inc. (a)	72	2,884
Tactile Systems Technology Inc. (a) (b)	71	2,213
Teladoc Inc. (a) (b)	294	9,752
Tivity Health Inc. (a)	24	972
Ultragenyx Pharmaceutical Inc. (a)	47	2,516
Veeva Systems Inc. - Class A (a)	142	8,026
	Shares/Par†	Value
Vital Therapies Inc. (a) (b)	544	2,746
WellCare Health Plans Inc. (a)	30	5,079
West Pharmaceutical Services Inc.	88	8,516
Wright Medical Group NV (a)	123	3,195
		361,813
Industrials 15.2%
Aerojet Rocketdyne Holdings Inc. (a)	54	1,900
Air Transport Services Group Inc. (a)	130	3,152
Alamo Group Inc.	14	1,553
Alaska Air Group Inc.	49	3,702
Albany International Corp. - Class A	67	3,865
Altra Holdings Inc.	98	4,700
Applied Industrial Technologies Inc.	32	2,115
Argan Inc.	36	2,427
Avis Budget Group Inc. (a)	4	169
Axon Enterprise Inc. (a) (b)	191	4,333
Azul SA - ADR (a)	233	6,408
Barrett Business Services Inc.	3	170
Beacon Roofing Supply Inc. (a)	260	13,320
Brady Corp. - Class A	28	1,044
Brink's Co.	45	3,777
BWX Technologies Inc.	73	4,077
CAI International Inc. (a)	31	949
Colfax Corp. (a)	136	5,673
Deluxe Corp.	16	1,146
DMC Global Inc.	78	1,326
Douglas Dynamics Inc.	147	5,794
DXP Enterprises Inc. (a)	19	598
Echo Global Logistics Inc. (a)	371	6,993
Ennis Inc.	13	254
Fortune Brands Home & Security Inc.	99	6,658
Generac Holdings Inc. (a)	27	1,236
H&E Equipment Services Inc. (b)	178	5,202
Harsco Corp. (a)	97	2,028
Hawaiian Holdings Inc. (a)	47	1,770
Healthcare Services Group Inc.	58	3,092
HEICO Corp. - Class A	160	12,183
Herc Holdings Inc. (a)	133	6,522
Heritage-Crystal Clean Inc. (a)	7	148
Hexcel Corp.	174	9,968
Hillenbrand Inc.	51	1,987
InnerWorkings Inc. (a)	381	4,286
Insperity Inc.	9	758
JELD-WEN Holding Inc. (a)	124	4,402
John Bean Technologies Corp.	55	5,526
Kaman Corp.	106	5,936
Kennametal Inc.	79	3,190
Kimball International Inc. - Class B	15	303
Knight-Swift Transportation Holdings Inc. - Class A (a)	33	1,386
Kornit Digital Ltd. (a) (b)	383	5,858
Lawson Products Inc. (a)	168	4,222
MasTec Inc. (a)	48	2,245
Middleby Corp. (a)	23	2,920
MRC Global Inc. (a)	6	111
MSA Safety Inc.	16	1,238
Primoris Services Corp.	24	704
Proto Labs Inc. (a)	42	3,334
Quad/Graphics Inc. - Class A	62	1,410
RBC Bearings Inc. (a)	34	4,296
Rexnord Corp. (a)	81	2,052
Rush Enterprises Inc. - Class A (a)	120	5,545
Saia Inc. (a)	39	2,446
SiteOne Landscape Supply Inc. (a)	89	5,150
SP Plus Corp. (a)	6	244
SPX Corp. (a)	30	886
Sterling Construction Co. Inc. (a)	104	1,578
Teledyne Technologies Inc. (a)	29	4,553
Tennant Co.	47	3,101
Textainer Group Holdings Ltd. (a)	64	1,094
Titan Machinery Inc. (a)	254	3,930
TransUnion LLC (a)	65	3,054
Trex Co. Inc. (a)	24	2,143
TriNet Group Inc. (a)	88	2,949
Triton International Ltd. - Class A	15	511

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Tutor Perini Corp. (a)	23	653
Vectrus Inc. (a)	50	1,542
Wabash National Corp.	36	822
WageWorks Inc. (a)	186	11,321
Welbilt Inc. (a)	228	5,254
XPO Logistics Inc. (a)	108	7,314
		248,506
Information Technology 31.2%
2U Inc. (a)	202	11,315
8x8 Inc. (a)	216	2,917
Acxiom Corp. (a)	75	1,850
Advanced Energy Industries Inc. (a)	207	16,681
Aerohive Networks Inc. (a)	433	1,769
Amber Road Inc. (a)	560	4,299
Appfolio Inc. - Class A (a)	30	1,422
Appian Corp. - Class A (a) (b)	49	1,405
Applied Optoelectronics Inc. (a) (b)	21	1,388
Arista Networks Inc. (a)	10	1,875
Bel Fuse Inc. - Class B	2	69
Black Knight Financial Services Inc. - Class A (a)	418	17,988
Blackbaud Inc.	45	4,036
Blucora Inc. (a)	30	770
Brooks Automation Inc.	232	7,038
Care.com Inc. (a)	253	4,015
Cavium Inc. (a)	182	12,048
CEVA Inc. (a)	42	1,798
Cirrus Logic Inc. (a)	58	3,076
Coherent Inc. (a)	25	5,751
CommVault Systems Inc. (a)	22	1,325
Comtech Telecommunications Corp.	16	319
Cornerstone OnDemand Inc. (a)	63	2,540
CoStar Group Inc. (a)	51	13,696
Coupa Software Inc. (a)	119	3,698
Cree Inc. (a)	28	780
Cypress Semiconductor Corp.	671	10,074
Ebix Inc.	61	3,955
Electro Scientific Industries Inc. (a)	5	70
Emcore Corp. (a)	20	162
Envestnet Inc. (a)	80	4,098
ePlus Inc. (a)	41	3,769
Etsy Inc. (a)	208	3,506
Euronet Worldwide Inc. (a)	195	18,459
Everbridge Inc. (a)	72	1,910
EVERTEC Inc.	11	167
Extreme Networks (a)	362	4,308
Fair Isaac Corp.	57	7,980
Gigamon Inc. (a)	57	2,394
GoDaddy Inc. - Class A (a)	140	6,081
GTT Communications Inc. (a)	223	7,067
HubSpot Inc. (a)	91	7,703
Imperva Inc. (a)	6	269
Impinj Inc. (a) (b)	95	3,959
Instructure Inc. (a)	85	2,812
InterDigital Inc.	6	455
InterXion Holding NV (a)	288	14,653
Itron Inc. (a)	36	2,765
j2 Global Inc.	71	5,277
Kemet Corp. (a)	124	2,625
Limelight Networks Inc. (a)	13	51
Liquidity Services Inc. (a)	161	952
Littelfuse Inc.	67	13,215
LivePerson Inc. (a)	956	12,950
LogMeIn Inc.	151	16,665
Lumentum Holdings Inc. (a)	147	7,978
M/A-COM Technology Solutions Holdings Inc. (a)	68	3,055
Match Group Inc. (a) (b)	113	2,630
MAXIMUS Inc.	13	842
Microsemi Corp. (a)	75	3,860
Mimecast Ltd. (a)	204	5,794
MINDBODY Inc. - Class A (a)	353	9,135
MKS Instruments Inc.	71	6,713
MobileIron Inc. (a)	25	91
Monolithic Power Systems Inc.	139	14,827
Monotype Imaging Holdings Inc.	95	1,837
	Shares/Par†	Value
Novanta Inc. (a)	2	91
Orbotech Ltd. (a)	124	5,243
OSI Systems Inc. (a)	52	4,747
Paycom Software Inc. (a)	146	10,886
Paylocity Holding Corp. (a)	53	2,582
PDF Solutions Inc. (a)	237	3,678
Perficient Inc. (a)	88	1,723
Power Integrations Inc.	56	4,098
Progress Software Corp.	52	1,987
Proofpoint Inc. (a)	101	8,754
PROS Holdings Inc. (a)	95	2,298
Pure Storage Inc. - Class A (a)	45	727
Qualys Inc. (a)	40	2,082
Rapid7 Inc. (a)	91	1,595
RealPage Inc. (a)	109	4,333
RingCentral Inc. - Class A (a)	392	16,364
Rudolph Technologies Inc. (a)	145	3,825
Science Applications International Corp.	5	366
SPS Commerce Inc. (a)	94	5,306
Square Inc. - Class A (a)	42	1,217
Stratasys Ltd. (a)	9	214
Super Micro Computer Inc. (a)	51	1,137
Synaptics Inc. (a)	6	245
Systemax Inc.	6	150
Take-Two Interactive Software Inc. (a)	95	9,687
Tech Data Corp. (a)	3	306
Tower Semiconductor Ltd. (a)	360	11,084
Trade Desk Inc. - Class A (a)	22	1,363
Trimble Inc. (a)	123	4,827
TrueCar Inc. (a) (b)	17	267
Ultimate Software Group Inc. (a)	71	13,449
Ultra Clean Holdings Inc. (a)	59	1,821
Varonis Systems Inc. (a)	88	3,686
Versum Materials Inc.	42	1,620
Viavi Solutions Inc. (a)	783	7,399
Virtusa Corp. (a)	162	6,128
Vishay Intertechnology Inc.	63	1,189
WEX Inc. (a)	59	6,673
Wix.com Ltd. (a)	138	9,899
WNS Holdings Ltd. - ADR (a)	127	4,632
Yelp Inc. - Class A (a)	33	1,438
Zendesk Inc. (a)	65	1,887
		509,984
Materials 3.7%
Ashland Global Holdings Inc.	155	10,116
Axalta Coating Systems Ltd. (a)	116	3,343
Boise Cascade Co. (a)	3	115
Chemours Co.	137	6,949
Cleveland-Cliffs Inc. (a)	240	1,717
Eagle Materials Inc.	17	1,765
Ferro Corp. (a)	241	5,373
GCP Applied Technologies Inc. (a)	317	9,726
Ingevity Corp. (a)	100	6,239
Kaiser Aluminum Corp.	5	553
Koppers Holdings Inc. (a)	1	65
Kronos Worldwide Inc.	57	1,293
Louisiana-Pacific Corp. (a)	104	2,810
Myers Industries Inc.	30	618
Quaker Chemical Corp.	15	2,292
Sensient Technologies Corp.	47	3,610
Summit Materials Inc. - Class A (a)	42	1,355
Trinseo SA	26	1,720
		59,659
Real Estate 1.0%
Altisource Portfolio Solutions SA (a) (b)	14	365
ARMOUR Residential REIT Inc.	76	2,046
Consolidated-Tomoka Land Co.	5	288
Hersha Hospitality Trust	15	279
HFF Inc. - Class A	58	2,282
Invesco Mortgage Capital Inc.	47	811
National Health Investors Inc.	7	510
PS Business Parks Inc.	22	2,965
QTS Realty Trust Inc. - Class A	67	3,528
RMR Group Inc. - Class A	3	144

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
STAG Industrial Inc.	119	3,277
		16,495
Telecommunication Services 0.1%
Vonage Holdings Corp. (a)	102	829
Utilities 0.1%
American States Water Co.	9	446
Ormat Technologies Inc.	6	362
		808
Total Common Stocks (cost $1,308,635)		1,579,848
RIGHTS 0.0%
Dyax Corp. (a) (c)	143	482
Total Rights (cost $159)		482
SHORT TERM INVESTMENTS 6.9%
Investment Companies 3.2%
JNL Government Money Market Fund - Institutional Class, 0.89% (d) (e)	51,741	51,741
Securities Lending Collateral 3.7%
Securities Lending Cash Collateral Fund LLC, 1.02% (d) (e)	61,433	61,433
Total Short Term Investments (cost $113,174)		113,174
Total Investments 103.7% (cost $1,421,968)		1,693,504
Other Assets and Liabilities, Net (3.7)%		(61,091)
Total Net Assets 100.0%		$1,632,413

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 98.2%
Consumer Discretionary 13.1%
American Axle & Manufacturing Holdings Inc. (a)	71	$1,255
American Eagle Outfitters Inc.	184	2,624
Beazer Homes USA Inc. (a)	179	3,359
Big Lots Inc. (b)	58	3,113
Bob Evans Farms Inc.	6	488
Bridgepoint Education Inc. (a)	73	700
Brinker International Inc.	182	5,803
Brunswick Corp.	46	2,563
Buckle Inc. (b)	36	613
Caesars Entertainment Corp. (a) (b)	84	1,127
Caleres Inc.	97	2,955
Callaway Golf Co.	145	2,095
Career Education Corp. (a)	67	698
Childrens Place Retail Stores Inc.	10	1,138
Conn's Inc. (a) (b)	47	1,326
Cooper-Standard Holding Inc. (a)	11	1,327
Dana Holding Corp.	31	855
Eldorado Resorts Inc. (a) (b)	118	3,039
Flexsteel Industries Inc.	13	674
Fox Factory Holding Corp. (a)	51	2,210
G-III Apparel Group Ltd. (a)	106	3,081
Gildan Activewear Inc.	484	15,152
Group 1 Automotive Inc.	7	501
Haverty Furniture Cos. Inc.	13	346
Helen of Troy Ltd. (a)	125	12,064
Horizon Global Corp. (a) (b)	128	2,255
J Alexander's Holdings Inc. (a)	17	193
Johnson Outdoors Inc. - Class A	39	2,880
KB Home	62	1,486
LCI Industries	40	4,622
M/I Homes Inc. (a)	108	2,874
Malibu Boats Inc. - Class A (a)	153	4,854
Marriott Vacations Worldwide Corp.	15	1,921
Meredith Corp. (b)	46	2,523
MSG Networks Inc. - Class A (a)	83	1,768
Nautilus Inc. (a)	511	8,635
Office Depot Inc.	902	4,096
Penske Automotive Group Inc.	121	5,741
Perry Ellis International Inc. (a)	14	342
Sally Beauty Holdings Inc. (a)	452	8,844
Skechers U.S.A. Inc. - Class A (a)	39	989
Sonic Automotive Inc. - Class A	18	370
Superior Industries International Inc.	59	974
Tenneco Inc.	132	7,990
TopBuild Corp. (a)	37	2,429
Tower International Inc.	63	1,707
Townsquare Media Inc. - Class A (a)	28	284
TRI Pointe Homes Inc. (a)	224	3,097
Tupperware Brands Corp.	21	1,267
Winnebago Industries Inc.	371	16,620
Wolverine World Wide Inc.	44	1,282
		159,149
Consumer Staples 2.8%
Amplify Snack Brands Inc. (a) (b)	406	2,877
Andersons Inc.	81	2,789
Central Garden & Pet Co. - Class A (a)	55	2,027
Cott Corp.	50	743
Darling Ingredients Inc. (a)	324	5,684
Ingredion Inc.	4	495
John B. Sanfilippo & Son Inc.	12	800
Sanderson Farms Inc.	24	3,836
Supervalu Inc. (a)	98	2,131
United Natural Foods Inc. (a)	243	10,108
Universal Corp.	19	1,110
Village Super Market Inc. - Class A	22	554
WD-40 Co.	11	1,228
		34,382
Energy 4.4%
CVR Energy Inc. (b)	55	1,428
Delek US Holdings Inc.	114	3,048
	Shares/Par†	Value
Eclipse Resources Corp. (a)	958	2,395
Exterran Corp. (a)	53	1,665
Forum Energy Technologies Inc. (a)	178	2,831
Helix Energy Solutions Group Inc. (a)	146	1,077
Matador Resources Co. (a)	244	6,645
McDermott International Inc. (a)	508	3,693
Newpark Resources Inc. (a)	192	1,919
Oil States International Inc. (a)	86	2,190
Patterson-UTI Energy Inc.	188	3,931
PBF Energy Inc. - Class A	46	1,278
PDC Energy Inc. (a)	57	2,805
Renewable Energy Group Inc. (a) (b)	40	491
Rice Energy Inc. (a)	64	1,855
RSP Permian Inc. (a)	24	839
Sanchez Energy Corp. (a) (b)	327	1,578
SemGroup Corp. - Class A	21	605
Superior Energy Services Inc. (a)	231	2,468
Ultra Petroleum Corp. (a)	103	893
Unit Corp. (a)	26	534
W&T Offshore Inc. (a)	984	3,000
World Fuel Services Corp.	183	6,219
		53,387
Financials 24.2%
1st Source Corp.	27	1,368
Ambac Financial Group Inc. (a)	52	900
American Equity Investment Life Holding Co.	229	6,641
American Financial Group Inc.	5	497
Anworth Mortgage Asset Corp.	317	1,908
Arrow Financial Corp.	—	—
Astoria Financial Corp.	43	922
Banc of California Inc.	50	1,029
BancFirst Corp.	33	1,869
Bancorp Inc. (a)	161	1,332
BancorpSouth Inc.	264	8,465
Bank of NT Butterfield & Son Ltd.	91	3,334
Banner Corp.	84	5,123
BofI Holding Inc. (a)	45	1,281
Capital City Bank Group Inc.	11	268
Capitol Federal Financial Inc.	225	3,312
Carolina Financial Corp. (b)	10	347
Cathay General Bancorp	171	6,873
CenterState Bank Corp.	132	3,549
City Holdings Co.	42	3,005
CNO Financial Group Inc.	79	1,835
CoBiz Financial Inc.	40	785
Commerce Bancshares Inc.	121	6,968
Community Financial Corp.	4	134
ConnectOne Bancorp Inc.	186	4,572
Cowen Inc. - Class A (a)	62	1,096
Enterprise Financial Services Corp.	114	4,835
Evercore Inc. - Class A	9	692
FB Financial Corp. (a)	10	390
FCB Financial Holdings Inc. - Class A (a)	11	539
Federal Agricultural Mortgage Corp. - Class C	35	2,551
First American Financial Corp.	93	4,668
First Connecticut Bancorp Inc.	17	467
First Financial Bancorp	51	1,339
First Interstate BancSystem Inc. - Class A	42	1,605
First Merchants Corp.	67	2,863
FirstCash Inc.	234	14,777
FNB Corp.	107	1,496
Glacier Bancorp Inc.	21	794
Great Western Bancorp Inc.	17	697
Green Bancorp Inc. (a)	80	1,891
Hancock Holding Co.	62	3,028
Hanmi Financial Corp.	92	2,839
Hanover Insurance Group Inc.	20	1,933
Heritage Financial Corp.	57	1,688
Home Bancorp Inc.	14	568
Impac Mortgage Holdings Inc. (a) (b)	16	206
Independent Bank Corp.	68	1,529
Independent Bank Corp.	17	1,269
Infinity Property & Casualty Corp.	30	2,813
INTL FCStone Inc. (a)	25	958

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Investors Bancorp Inc.	231	3,152
James River Group Holdings Ltd.	93	3,849
Janus Henderson Group Plc	33	1,160
Kemper Corp.	12	628
Lakeland Financial Corp.	30	1,474
LPL Financial Holdings Inc.	37	1,899
Macatawa Bank Corp.	48	496
MB Financial Inc.	75	3,357
MBT Financial Corp.	28	312
Meridian Bancorp Inc.	291	5,435
MFA Financial Inc.	87	758
MGIC Investment Corp. (a)	338	4,231
National Western Life Group Inc. - Class A	31	10,819
NBT Bancorp Inc.	10	367
NewStar Financial Inc.	179	2,106
Old Second Bancorp Inc.	45	606
People's Utah Bancorp	11	344
Pinnacle Financial Partners Inc.	68	4,523
PRA Group Inc. (a) (b)	316	9,045
Preferred Bank	57	3,423
ProAssurance Corp.	32	1,752
Prosperity Bancshares Inc.	54	3,549
Provident Financial Services Inc.	90	2,399
Reinsurance Group of America Inc.	4	502
RenaissanceRe Holdings Ltd.	81	10,987
Renasant Corp.	25	1,090
Riverview Bancorp Inc.	77	648
S&T Bancorp Inc.	31	1,233
Sandy Spring Bancorp Inc.	69	2,872
Seacoast Banking Corp. of Florida (a)	64	1,537
Shore Bancshares Inc.	18	303
Sierra Bancorp	15	396
State Bank Financial Corp.	51	1,471
Stifel Financial Corp.	48	2,564
Summit Financial Group Inc.	9	228
TCF Financial Corp.	770	13,124
Third Point Reinsurance Ltd. (a)	244	3,812
Tristate Capital Holdings Inc. (a)	196	4,485
Two River Bancorp (b)	9	176
Umpqua Holdings Corp.	699	13,635
Universal Insurance Holdings Inc. (b)	174	3,996
Validus Holdings Ltd.	29	1,415
Valley National Bancorp	534	6,430
Walker & Dunlop Inc. (a)	18	963
Washington Federal Inc.	135	4,557
Waterstone Financial Inc.	210	4,096
Webster Financial Corp.	62	3,263
Western Alliance Bancorp (a)	81	4,291
Wintrust Financial Corp.	184	14,406
WSFS Financial Corp.	31	1,528
		293,540
Health Care 7.9%
Acadia HealthCare Co. Inc. (a)	44	2,098
Acceleron Pharma Inc. (a)	25	939
Agenus Inc. (a)	111	488
Allscripts-Misys Healthcare Solutions Inc. (a)	534	7,595
Array BioPharma Inc. (a)	143	1,761
Bluebird Bio Inc. (a)	14	1,943
Charles River Laboratories International Inc. (a)	32	3,410
Emergent BioSolutions Inc. (a)	40	1,604
Endologix Inc. (a) (b)	548	2,444
Global Blood Therapeutics Inc. (a)	25	777
Halyard Health Inc. (a)	98	4,407
Hill-Rom Holdings Inc.	111	8,222
Horizon Pharma Plc (a)	119	1,510
Immunomedics Inc. (a) (b)	121	1,699
Impax Laboratories Inc. (a)	178	3,607
INC Research Holdings Inc. - Class A (a)	215	11,260
Innoviva Inc. (a) (b)	187	2,634
Integer Holdings Corp. (a)	22	1,141
Lifepoint Health Inc. (a)	21	1,239
Magellan Health Services Inc. (a)	96	8,255
MEDNAX Inc. (a)	181	7,809
Novavax Inc. (a) (b)	575	656
	Shares/Par†	Value
Omeros Corp. (a) (b)	11	233
Orthofix International NV (a)	15	690
Owens & Minor Inc.	203	5,912
Pacira Pharmaceuticals Inc. (a)	89	3,327
PharMerica Corp. (a)	68	1,976
Portola Pharmaceuticals Inc. (a)	9	510
Prestige Brands Holdings Inc. (a)	68	3,385
PTC Therapeutics Inc. (a)	16	329
Quidel Corp. (a)	4	159
Teladoc Inc. (a) (b)	45	1,483
Tivity Health Inc. (a)	12	494
Triple-S Management Corp. - Class B (a)	51	1,201
Varex Imaging Corp. (a)	30	1,007
		96,204
Industrials 17.2%
AAR Corp.	60	2,285
ACCO Brands Corp. (a)	260	3,088
Actuant Corp. - Class A	203	5,184
Aerojet Rocketdyne Holdings Inc. (a)	36	1,267
Air Lease Corp. - Class A	275	11,725
Amerco Inc.	7	2,712
Apogee Enterprises Inc.	22	1,057
Applied Industrial Technologies Inc.	12	778
Atkore International Group Inc. (a)	156	3,045
AZZ Inc.	62	3,034
Barnes Group Inc.	17	1,203
CAI International Inc. (a)	26	778
Costamare Inc.	119	734
Donaldson Co. Inc.	105	4,827
DXP Enterprises Inc. (a)	8	239
EMCOR Group Inc.	58	3,991
Ennis Inc.	100	1,961
Esterline Technologies Corp. (a)	12	1,064
Forward Air Corp.	52	2,995
GATX Corp. (b)	54	3,340
Generac Holdings Inc. (a)	92	4,221
Gorman-Rupp Co.	71	2,325
Graco Inc.	29	3,599
Greenbrier Cos. Inc.	35	1,691
Harsco Corp. (a)	239	5,002
Hawaiian Holdings Inc. (a)	40	1,496
Hertz Global Holdings Inc. (a) (b)	58	1,291
Kelly Services Inc. - Class A	81	2,040
Kennametal Inc.	77	3,102
Kforce Inc.	31	619
Kimball International Inc. - Class B	29	575
Knoll Inc.	214	4,284
Kornit Digital Ltd. (a) (b)	225	3,446
Meritor Inc. (a)	125	3,238
Moog Inc. - Class A (a)	40	3,303
MRC Global Inc. (a)	183	3,207
NL Industries Inc. (a)	23	214
NOW Inc. (a)	94	1,300
PGT Innovations Inc. (a)	993	14,846
Quad/Graphics Inc. - Class A	100	2,266
Quanex Building Products Corp.	675	15,482
Radiant Logistics Inc. (a)	92	491
REV Group Inc.	126	3,614
Rexnord Corp. (a)	33	827
Rush Enterprises Inc. - Class A (a)	141	6,536
Safe Bulkers Inc. (a)	925	2,533
SkyWest Inc.	29	1,251
SP Plus Corp. (a)	39	1,556
Spirit Aerosystems Holdings Inc. - Class A	6	490
Spirit Airlines Inc. (a)	46	1,552
SPX Corp. (a)	136	3,998
Steelcase Inc. - Class A	856	13,187
Sterling Construction Co. Inc. (a)	96	1,463
Student Transportation Inc. (b)	456	2,728
Team Inc. (a) (b)	100	1,340
Teledyne Technologies Inc. (a)	9	1,448
Terex Corp.	28	1,279
Tetra Tech Inc.	157	7,292
Textainer Group Holdings Ltd. (a)	34	588

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Titan Machinery Inc. (a)	46	716
Triton International Ltd. - Class A	60	2,004
Tutor Perini Corp. (a)	33	924
Twin Disc Inc. (a)	15	278
Vectrus Inc. (a)	72	2,206
Wabash National Corp.	194	4,424
Werner Enterprises Inc.	53	1,919
Woodward Governor Co.	113	8,739
YRC Worldwide Inc. (a)	136	1,873
		208,110
Information Technology 9.8%
ACI Worldwide Inc. (a)	180	4,109
ADTRAN Inc.	37	895
Ambarella Inc. (a) (b)	55	2,672
Anixter International Inc. (a)	15	1,271
Applied Optoelectronics Inc. (a) (b)	13	870
Barracuda Networks Inc. (a)	162	3,926
Bel Fuse Inc. - Class B	29	901
Belden Inc.	40	3,271
Benchmark Electronics Inc. (a)	130	4,425
Blackberry Ltd. (a)	489	5,472
Blucora Inc. (a)	53	1,351
CACI International Inc. - Class A (a)	9	1,254
Cohu Inc.	392	9,355
Comtech Telecommunications Corp.	77	1,588
Cree Inc. (a)	119	3,347
CSG Systems International Inc.	17	690
Diodes Inc. (a)	17	523
Dolby Laboratories Inc.	56	3,226
Ebix Inc. (b)	63	4,120
Electro Scientific Industries Inc. (a)	21	298
Emcore Corp. (a)	17	140
Entegris Inc. (a)	114	3,286
ePlus Inc. (a)	34	3,119
Etsy Inc. (a)	221	3,734
ExlService Holdings Inc. (a)	9	502
Finisar Corp. (a)	127	2,823
Infinera Corp. (a)	152	1,352
Integrated Device Technology Inc. (a)	126	3,345
KVH Industries Inc. (a)	33	395
Limelight Networks Inc. (a)	20	79
Manhattan Associates Inc. (a)	60	2,511
MTS Systems Corp.	16	855
NCR Corp. (a)	55	2,052
OSI Systems Inc. (a)	52	4,754
PFSweb Inc. (a)	76	632
Photronics Inc. (a)	74	654
Plexus Corp. (a)	20	1,144
Progress Software Corp.	30	1,143
QAD Inc. - Class A	23	786
Sanmina Corp. (a)	36	1,352
Semtech Corp. (a)	33	1,254
Stratasys Ltd. (a)	153	3,545
SYNNEX Corp.	7	911
Systemax Inc.	38	1,012
Tech Data Corp. (a)	51	4,509
Teradata Corp. (a)	181	6,115
Teradyne Inc.	14	507
TiVo Corp.	14	270
Travelport Worldwide Ltd.	308	4,831
Viavi Solutions Inc. (a)	235	2,227
Vishay Intertechnology Inc.	314	5,911
		119,314
Materials 6.0%
Advanced Emissions Solutions Inc. (b)	28	305
Allegheny Technologies Inc. (a)	21	511
Boise Cascade Co. (a)	16	552
Chemours Co.	21	1,048
Cleveland-Cliffs Inc. (a)	1,142	8,161
Commercial Metals Co.	179	3,418
Domtar Corp.	48	2,065
Ferroglobe Plc	134	1,770
Graphic Packaging Holding Co.	214	2,984
Greif Inc. - Class A	24	1,377
	Shares/Par†	Value
HB Fuller Co.	158	9,185
Kaiser Aluminum Corp.	9	906
Kronos Worldwide Inc.	66	1,510
Louisiana-Pacific Corp. (a)	33	899
Olin Corp.	22	750
Owens-Illinois Inc. (a)	230	5,788
PolyOne Corp.	84	3,370
Reliance Steel & Aluminum Co.	121	9,164
Ryerson Holding Corp. (a)	93	1,008
Schnitzer Steel Industries Inc. - Class A	86	2,428
Schweitzer-Mauduit International Inc.	351	14,540
Steel Dynamics Inc.	15	510
Tronox Ltd. - Class A	36	750
Valhi Inc.	58	141
		73,140
Real Estate 8.1%
AG Mortgage Investment Trust Inc.	74	1,424
ARMOUR Residential REIT Inc.	181	4,879
Ashford Hospitality Prime Inc.	31	295
Ashford Hospitality Trust Inc.	59	391
Brandywine Realty Trust	67	1,168
CBL & Associates Properties Inc. (b)	144	1,208
Chesapeake Lodging Trust	116	3,122
Consolidated-Tomoka Land Co.	6	386
CubeSmart	134	3,466
CYS Investments Inc.	91	788
DiamondRock Hospitality Co.	459	5,022
Education Realty Trust Inc.	55	1,978
Ellington Residential Mortgage REIT	77	1,115
Four Corners Property Trust Inc.	181	4,521
Getty Realty Corp.	129	3,696
Gladstone Commercial Corp.	26	575
Gramercy Property Trust	79	2,391
Healthcare Realty Trust Inc.	26	840
Hersha Hospitality Trust	230	4,295
HFF Inc. - Class A	88	3,462
Highwoods Properties Inc.	20	1,045
InfraREIT Inc.	51	1,141
Invesco Mortgage Capital Inc.	264	4,527
iStar Inc. (a)	66	778
Jernigan Capital Inc. (b)	108	2,225
Kite Realty Group Trust	37	747
Lexington Realty Trust	497	5,083
Mack-Cali Realty Corp.	105	2,496
MTGE Investment Corp.	181	3,516
New Residential Investment Corp.	130	2,171
New Senior Investment Group Inc.	137	1,256
Pebblebrook Hotel Trust	22	794
Pennymac Mortgage Investment Trust	28	480
Physicians Realty Trust	218	3,868
PS Business Parks Inc.	29	3,873
QTS Realty Trust Inc. - Class A	37	1,935
RLJ Lodging Trust	30	660
Sun Communities Inc.	28	2,408
Sunstone Hotel Investors Inc.	340	5,454
Terreno Realty Corp	47	1,705
Tier REIT Inc.	77	1,492
Washington REIT	41	1,349
Xenia Hotels & Resorts Inc.	206	4,336
		98,361
Telecommunication Services 0.1%
Cincinnati Bell Inc. (a)	26	526
Iridium Communications Inc. (a) (b)	33	340
Shenandoah Telecommunications Co.	16	614
		1,480
Utilities 4.6%
Allete Inc.	31	2,344
American States Water Co.	26	1,302
Black Hills Corp.	50	3,434
Chesapeake Utilities Corp.	67	5,194
Connecticut Water Services Inc.	25	1,509
El Paso Electric Co.	73	3,999
IDACORP Inc.	43	3,752
Middlesex Water Co.	97	3,793

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
New Jersey Resources Corp.	69	2,905
Northwest Natural Gas Co.	32	2,030
ONE Gas Inc.	22	1,612
Ormat Technologies Inc.	110	6,713
Otter Tail Corp.	32	1,381
PNM Resources Inc.	124	4,995
Portland General Electric Co.	32	1,444
SJW Corp.	42	2,388
Southwest Gas Corp.	26	1,982
Spire Inc.	34	2,561
Unitil Corp.	9	451
WGL Holdings Inc.	17	1,400
		55,189
Total Common Stocks (cost $1,055,902)		1,192,256
SHORT TERM INVESTMENTS 4.1%
Investment Companies 1.7%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	20,216	20,216
Securities Lending Collateral 2.4%
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	29,705	29,705
Total Short Term Investments (cost $49,921)		49,921
Total Investments 102.3% (cost $1,105,823)		1,242,177
Other Assets and Liabilities, Net (2.3)%		(28,109)
Total Net Assets 100.0%		$1,214,068

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Neuberger Berman Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 16.3%
Accredited Mortgage Loan Trust
Series 2005-A2D-4, REMIC, 1.56%, (1M US LIBOR + 0.32%), 12/25/35 (a)	74	$73
Series 2006-A4-1, REMIC, 1.52%, (1M US LIBOR + 0.28%), 04/25/36 (a)	2,169	2,073
ACE Securities Corp. Home Equity Loan Trust
Series 2005-M3-HE3, REMIC, 1.94%, (1M US LIBOR + 0.71%), 05/25/35 (a)	4,600	4,567
Aegis Asset Backed Securities Trust
Series 2005-M2-3, REMIC, 1.72%, (1M US LIBOR + 0.48%), 08/25/35 (a)	3,090	3,054
Ally Auto Receivables Trust
Series 2017-A2-3, 1.53%, 02/15/19	1,482	1,482
American Airlines Pass-Through Trust
Series 2014-B-1, 4.38%, 10/01/22	2,353	2,416
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates
Series 2005-M2-R7, REMIC, 1.74%, (1M US LIBOR + 0.50%), 09/25/35 (a)	1,480	1,459
Series 2005-M3-R8, REMIC, 1.75%, (1M US LIBOR + 0.51%), 10/25/35 (a)	1,305	1,265
Argent Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M1-W10, REMIC, 2.14%, (1M US LIBOR + 0.90%), 10/25/34 (a)	465	446
Series 2005-M1-W2, REMIC, 1.73%, (1M US LIBOR + 0.49%), 10/25/35 (a)	3,020	2,972
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2006-A3-HE1, REMIC, 1.44%, (1M US LIBOR + 0.20%), 01/25/36 (a)	45	45
Asset-Backed Pass-Through Certificates
Series 2004-A1A-R2, REMIC, 1.93%, (1M US LIBOR + 0.69%), 04/25/34 (a)	171	173
Bear Stearns Asset Backed Securities I Trust
Series 2005-M1-TC1, REMIC, 1.90%, (1M US LIBOR + 0.66%), 05/25/35 (a)	268	267
Series 2005-M1-AQ2, REMIC, 1.97%, (1M US LIBOR + 0.74%), 09/25/35 (a)	2,430	2,395
Series 2006-1M3-HE1, REMIC, 1.70%, (1M US LIBOR + 0.46%), 12/25/35 (a)	1,600	1,491
Series 2006-2M1-HE1, REMIC, 1.65%, (1M US LIBOR + 0.41%), 02/25/36 (a)	261	261
Capital One Multi-Asset Execution Trust
Series 2015-A1-A1, 1.39%, 03/15/18	1,490	1,490
Series 2016-A1-A1, 1.68%, (1M US LIBOR + 0.45%), 04/15/19 (a)	970	975
Carrington Mortgage Loan Trust
Series 2005-M4-OPT2, REMIC, 2.21%, (1M US LIBOR + 0.98%), 05/25/35 (a)	2,605	2,571
Series 2005-M1-NC5, REMIC, 1.72%, (1M US LIBOR + 0.48%), 10/25/35 (a)	4,100	4,118
Series 2006-A4-NC1, REMIC, 1.55%, (1M US LIBOR + 0.31%), 01/25/36 (a)	3,300	3,137
Series 2006-A4-RFC1, REMIC, 1.48%, (1M US LIBOR + 0.24%), 03/25/36 (a)	2,400	2,339
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 1.20%, 10/10/47 (a)	13,883	808
Interest Only, Series 2015-XA-GC27, REMIC, 1.57%, 02/10/48 (a)	8,079	666
Citigroup Mortgage Loan Trust Inc.
Series 2005-M1-HE2, REMIC, 1.99%, (1M US LIBOR + 0.75%), 05/25/35 (a) (b)	22	22
Commercial Mortgage Pass-Through Certificates
Interest Only, Series 2013-XB-LC6, REMIC, 0.50%, 01/10/23 (a) (b)	14,500	281
Interest Only, Series 2013-XB-CR6, REMIC, 0.72%, 02/10/23 (a)	2,500	69
Interest Only, Series 2014-XA-CR16, REMIC, 1.34%, 04/10/47 (a)	16,430	784
Interest Only, Series 2014-XA-LC15, REMIC, 1.50%, 04/10/47 (a)	23,581	1,239
Interest Only, Series 2014-XA-UBS3, REMIC, 1.47%, 06/10/47 (a)	15,449	860
	Shares/Par†	Value
Interest Only, Series 2014-XA-UBS6, REMIC, 1.17%, 12/10/47 (a)	13,044	638
EquiFirst Mortgage Loan Trust
Series 2003-1A1-2, REMIC, 2.36%, (1M US LIBOR + 1.13%), 09/25/33 (a)	626	623
Series 2005-M3-1, REMIC, 1.96%, (1M US LIBOR + 0.72%), 04/25/35 (a)	908	900
Fannie Mae Connecticut Avenue Securities
Series 2017-2M2-C02, 4.89%, (1M US LIBOR + 3.65%), 09/25/29 (a)	5,574	5,896
Series 2017-2M2-C04, 4.09%, (1M US LIBOR + 2.85%), 11/25/29 (a)	1,553	1,573
Series 2017-1M2-C03, REMIC, 4.24%, (1M US LIBOR + 3.00%), 10/25/29 (a)	2,590	2,665
Series 2017-1M2-C06, REMIC, 3.89%, (1M US LIBOR + 2.65%), 02/25/30 (a)	1,300	1,311
Series 2017-2M2-C06, REMIC, 4.04%, (1M US LIBOR + 2.80%), 02/25/30 (a)	1,700	1,719
FBR Securitization Trust
Series 2005-M2-2, REMIC, 1.99%, (1M US LIBOR + 0.75%), 09/25/35 (a)	2,000	1,974
Fieldstone Mortgage Investment Trust
Series 2005-M5-1, REMIC, 2.36%, (1M US LIBOR + 1.13%), 03/25/35 (a)	3,028	2,914
First Franklin Mortgage Loan Trust
Series 2005-M1-FF1, REMIC, 1.97%, (1M US LIBOR + 0.74%), 12/25/34 (a)	52	52
GS Mortgage Securities Corp. II
Interest Only, Series 2015-XA-GC30, REMIC, 1.02%, 05/10/50 (a)	20,588	936
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.29%, 01/10/24 (a)	21,638	1,052
Interest Only, Series 2014-XA-GC26, REMIC, 1.22%, 11/10/47 (a)	15,349	844
Home Equity Mortgage Trust
Series 2004-M2-5, REMIC, 2.84%, (1M US LIBOR + 1.60%), 02/25/35 (a)	179	172
HSI Asset Securitization Corp. Trust
Series 2006-M1-OPT1, REMIC, 1.60%, (1M US LIBOR + 0.36%), 12/25/35 (a)	1,390	1,353
JPMorgan Alternative Loan Trust
Series 2007-12A3-A2, REMIC, 1.43%, (1M US LIBOR + 0.19%), 06/25/37 (a)	992	980
JPMorgan Mortgage Acquisition Trust
Series 2005-M2-OPT2, REMIC, 1.69%, (1M US LIBOR + 0.45%), 12/25/35 (a)	4,600	4,558
Series 2006-A5-ACC1, REMIC, 1.48%, (1M US LIBOR + 0.24%), 05/25/36 (a)	817	810
Series 2007-MV2-CH1, REMIC, 1.52%, (1M US LIBOR + 0.28%), 11/25/36 (a)	1,990	1,962
Morgan Stanley ABS Capital I Inc. Trust
Series 2005-M4-HE3, REMIC, 2.21%, (1M US LIBOR + 0.98%), 07/25/35 (a)	870	868
Morgan Stanley Bank of America Merrill Lynch Trust
Interest Only, Series 2014-XA-C15, REMIC, 1.30%, 02/15/24 (a)	13,452	646
Morgan Stanley Dean Witter Capital I Inc. Trust
Series 2002-M1-AM2, REMIC, 2.36%, (1M US LIBOR + 1.13%), 05/25/32 (a)	515	516
Morgan Stanley Home Equity Loan Trust
Series 2006-A4-2, REMIC, 1.52%, (1M US LIBOR + 0.28%), 02/25/36 (a)	513	503
Navient Student Loan Trust
Series 2016-A1-6A, 1.72%, (1M US LIBOR + 0.48%), 02/25/19 (a) (b)	1,478	1,481
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 1.61%, (1M US LIBOR + 0.37%), 03/25/36 (a)	3,490	3,451
Park Place Securities Inc. Asset-Backed Pass-Through Certificates
Series 2004-M4-WHQ1, REMIC, 2.96%, (1M US LIBOR + 1.73%), 09/25/34 (a)	971	950
Series 2004-M4-WWF1, REMIC, 2.89%, (1M US LIBOR + 1.65%), 12/25/34 (a)	690	697
Series 2004-M3-WHQ2, REMIC, 2.27%, (1M US LIBOR + 1.04%), 02/25/35 (a)	1,375	1,380

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Popular ABS Mortgage Pass-Through Trust
Series 2005-MV1-5, REMIC, 1.68%, (1M US LIBOR + 0.44%), 11/25/35 (a)	973	968
RAAC Series Trust
Series 2004-MII1-SP3, REMIC, 2.21%, (1M US LIBOR + 0.98%), 09/25/34 (a)	2,409	2,218
RAMP Trust
Series 2005-M4-RZ2, REMIC, 2.08%, (1M US LIBOR + 0.84%), 05/25/35 (a)	2,880	2,872
Series 2005-M3-RZ4, REMIC, 1.76%, (1M US LIBOR + 0.52%), 11/25/35 (a)	3,190	3,123
Renaissance Home Equity Loan Trust
Series 2005-AV3-1, REMIC, 1.57%, (1M US LIBOR + 0.33%), 05/25/35 (a)	457	428
Residential Asset Securitization Trust
Series 2003-AII-RS2, REMIC, 1.92%, (1M US LIBOR + 0.68%), 03/25/33 (a)	93	89
Securitized Asset Backed Receivables LLC Trust
Series 2005-M1-OP1, REMIC, 1.85%, (1M US LIBOR + 0.62%), 01/25/35 (a)	1,609	1,612
Soundview Home Loan Trust
Series 2005-M1-OPT3, REMIC, 1.71%, (1M US LIBOR + 0.47%), 11/25/35 (a)	4,500	4,336
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 2.36%, (1M US LIBOR + 1.13%), 06/25/33 (a)	140	141
Structured Asset Securities Corp.
Series 2005-M3-NC1, REMIC, 2.02%, (1M US LIBOR + 0.78%), 02/25/35 (a)	3,524	3,479
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-M3-NC2, REMIC, 1.88%, (1M US LIBOR + 0.65%), 05/25/35 (a)	122	122
Series 2005-M4-WF4, REMIC, 1.82%, (1M US LIBOR + 0.58%), 11/25/35 (a)	3,300	3,269
Toyota Auto Receivables Owner Trust
Series 2017-A2A-B, 1.46%, 01/15/20	2,570	2,568
Wells Fargo Commercial Mortgage Trust
Series 2014-A1-LC16, REMIC, 1.29%, 04/15/19	233	233
Wells Fargo-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C21, REMIC, 1.29%, 08/15/47 (a)	15,154	810
WF-RBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.52%, 03/15/47 (a)	11,048	585
Total Non-U.S. Government Agency Asset-Backed Securities (cost $104,134)		114,075
CORPORATE BONDS AND NOTES 22.0%
Consumer Discretionary 3.0%
21st Century Fox America Inc.
3.38%, 11/15/26	1,020	1,020
Charter Communications Operating LLC
4.91%, 07/23/25	3,490	3,735
6.48%, 10/23/45	3,065	3,594
5.38%, 05/01/47 (b)	2,560	2,649
Discovery Communications LLC
5.20%, 09/20/47	3,015	3,049
General Motors Co.
6.25%, 10/02/43	1,895	2,158
Viacom Inc.
4.38%, 03/15/43	3,385	2,915
5.87%, (3M US LIBOR + 3.90%), 02/28/57 (a) (c)	1,895	1,899
		21,019
Consumer Staples 0.4%
Cencosud SA
4.38%, 07/17/27 (b)	260	260
Church & Dwight Co. Inc.
3.95%, 08/01/47	2,150	2,127
Marfrig Holdings Europe BV
8.00%, 06/08/23	200	206
		2,593
Energy 4.7%
Canadian Natural Resources Ltd.
2.95%, 01/15/23	3,310	3,328
6.25%, 03/15/38	1,885	2,263
	Shares/Par†	Value
Concho Resources Inc.
3.75%, 10/01/27	2,695	2,704
Energy Transfer Partners LP
6.50%, 02/01/42	1,575	1,792
Fermaca Enterprises S de RL de CV
6.38%, 03/30/38 (b)	188	207
Hess Corp.
4.30%, 04/01/27 (c)	3,465	3,443
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18	200	209
KazMunayGas National Co. JSC
7.00%, 05/05/20	200	218
6.38%, 04/09/21	200	219
4.75%, 04/19/27 (b)	200	203
5.75%, 04/19/47 (b)	200	197
Kinder Morgan Inc.
5.55%, 06/01/45	2,245	2,429
MPLX LP
4.13%, 03/01/27	1,335	1,365
Noble Energy Inc.
3.85%, 01/15/28 (c)	5,205	5,217
5.25%, 11/15/43	2,695	2,837
Petroleos de Venezuela SA
5.38%, 04/12/27	477	144
Petroleos del Peru SA
4.75%, 06/19/32 (b)	200	205
Petroleos Mexicanos
4.97%, (3M US LIBOR + 3.65%), 03/11/22 (a) (b)	107	116
4.63%, 09/21/23	114	118
6.50%, 03/13/27 (b)	2,260	2,501
5.50%, 06/27/44	112	104
6.38%, 01/23/45	502	511
6.75%, 09/21/47	223	237
6.75%, 09/21/47 (b)	59	63
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	620	691
Southern Gas Corridor CJSC Co.
6.88%, 03/24/26	400	451
6.88%, 03/24/26 (b)	206	232
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23	540	540
		32,544
Financials 8.6%
Bank of America Corp.
3.95%, 04/21/25	2,500	2,575
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	250	254
Capital One NA
2.35%, 01/31/20	3,490	3,498
Corp. Financiera de Desarrollo SA
5.25%, 07/15/29 (b)	408	431
Diamond 1 Finance Corp.
4.42%, 06/15/21 (b)	2,745	2,879
5.45%, 06/15/23 (b)	3,420	3,740
6.02%, 06/15/26 (b)	1,350	1,499
Discover Financial Services
4.10%, 02/09/27	2,480	2,522
Entertainment Properties Trust
5.75%, 08/15/22	1,570	1,743
Ford Motor Credit Co. LLC
2.98%, 08/03/22	8,185	8,160
General Motors Financial Co. Inc.
3.20%, 07/06/21	1,810	1,841
4.00%, 10/06/26	2,550	2,562
Goldman Sachs Group Inc.
3.69%, (3M US LIBOR + 1.51%), 06/05/28 (a)	3,565	3,602
5.15%, 05/22/45	2,165	2,478
JPMorgan Chase & Co.
3.54%, 05/01/28	2,725	2,754
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (d)	1,405	1,448
3.59%, (3M US LIBOR + 1.34%), 07/22/28 (a)	6,605	6,617
Petrobras Global Finance BV
7.38%, 01/17/27	162	178

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
SunTrust Banks Inc.
5.05%, (callable at 100 beginning 06/15/22) (d)	3,335	3,406
TC Ziraat Bankasi A/S
4.25%, 07/03/19	200	201
5.13%, 05/03/22 (b)	200	203
Trade & Development Bank of Mongolia LLC
9.38%, 05/19/20 (b)	200	216
UBS Group Funding Switzerland AG
4.25%, 03/23/28 (b)	2,660	2,803
Ukreximbank Via Biz Finance Plc
9.63%, 04/27/22 (b)	280	299
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	300	325
6.03%, 07/05/22	380	409
Westpac Banking Corp.
5.00%, (callable at 100 begininng 09/21/27) (d) (e)	3,720	3,715
		60,358
Health Care 0.8%
Abbott Laboratories
4.90%, 11/30/46	1,635	1,827
AbbVie Inc.
4.45%, 05/14/46	1,570	1,657
Actavis Funding SCS
3.80%, 03/15/25	1,795	1,862
		5,346
Industrials 0.3%
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (d)	1,681	1,778
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42	200	223
Mexico City Airport Trust
5.50%, 07/31/47 (b)	200	203
		2,204
Information Technology 1.1%
Activision Blizzard Inc.
4.50%, 06/15/47	1,370	1,388
Apple Inc.
2.30%, 05/11/22	3,590	3,600
4.65%, 02/23/46	430	487
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	1,815	1,919
		7,394
Materials 1.1%
Codelco
6.15%, 10/24/36	190	232
Mexichem SAB de CV
4.00%, 10/04/27 (b)	2,825	2,814
Vale Overseas Ltd.
6.25%, 08/10/26	3,700	4,209
6.88%, 11/21/36	90	103
VM Holding SA
5.38%, 05/04/27 (b)	318	334
		7,692
Telecommunication Services 2.0%
AT&T Inc.
3.90%, 08/14/27	2,205	2,208
4.75%, 05/15/46	3,335	3,194
5.45%, 03/01/47	3,805	4,014
Verizon Communications Inc.
3.50%, 11/01/24	1,035	1,055
4.13%, 08/15/46	1,475	1,339
4.67%, 03/15/55	2,543	2,422
		14,232
Utilities 0.0%
Abengoa Transmision Sur SA
6.88%, 04/30/43 (b)	199	220
Total Corporate Bonds And Notes (cost $150,166)		153,602
	Shares/Par†	Value
SENIOR LOAN INTERESTS 15.9%
Consumer Discretionary 3.8%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.49%, (3M LIBOR + 2.25%), 02/16/24 (a)	369	368
Acosta Holdco Inc.
Term Loan, 4.49%, (3M LIBOR + 3.25%), 09/26/21 (a)	649	573
Advantage Sales and Marketing Inc.
1st Lien Term Loan , 4.55%, (3M LIBOR + 3.25%), 07/07/20 (a)	1,001	940
2nd Lien Term Loan, 7.80%, (3M LIBOR + 6.50%), 07/25/22 (a)	170	152
Altice US Finance I Corp.
Term Loan, 3.48%, (3M LIBOR + 2.25%), 07/14/25 (a)	463	461
AMC Entertainment Inc.
Term Loan, 3.48%, (3M LIBOR + 2.25%), 12/15/22 (a)	619	617
Aramark Services Inc.
Term Loan B, 3.24%, (3M LIBOR + 2.00%), 03/09/24 (a)	190	190
Bass Pro Group LLC
Term Loan B, 6.23%, (3M LIBOR + 5.00%), 04/01/24 (a)	525	494
Belmond Interfin Ltd.
Term Loan B, 3.99%, (3M LIBOR + 2.75%), 07/03/24 (a)	85	85
Boyd Gaming Corp.
Term Loan B-3, 3.70%, (3M LIBOR + 2.50%), 09/15/23 (a)	390	391
Bright Horizons Family Solutions Inc.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 11/03/23 (a)	364	365
Caesars Entertainment Operating Co.
Term Loan, 4.74%, (3M LIBOR + 2.50%), 03/31/24 (a)	255	255
CH Hold Corp.
1st Lien Term Loan, 4.24%, (3M LIBOR + 3.00%), 02/01/24 (a)	272	275
Charter Communications Operating LLC
Term Loan F, 3.24%, (3M LIBOR + 2.00%), 01/03/21 (a)	434	435
Term Loan I, 3.49%, (3M LIBOR + 2.25%), 01/15/24 (a)	843	846
CityCenter Holdings LLC
Term Loan B, 3.73%, (3M LIBOR + 2.50%), 04/07/24 (a)	425	427
ClubCorp Club Operations Inc.
Incremental Term Loan, 4.59%, (3M LIBOR + 3.25%), 08/15/24 (a)	197	196
CS Intermediate Holdco 2 LLC
Term Loan B, 3.55%, (3M LIBOR + 2.25%), 11/02/23 (a)	184	184
CSC Holdings LLC
1st Lien Term Loan, 3.48%, (3M LIBOR + 2.25%), 07/15/25 (a)	812	807
Cumulus Media Holdings Inc.
Term Loan, 4.49%, (1Y LIBOR + 3.25%), 12/31/20 (a)	531	442
Cyan Blue Holdco 3 Ltd.
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 07/24/24 (a) (f)	139	139
Delta 2 Lux SARL
Term Loan B-3, 4.24%, (3M LIBOR + 3.00%), 07/30/21 (a)	945	950
Eldorado Resorts LLC
Term Loan B, 3.56%, (3M LIBOR + 2.25%), 03/16/24 (a)	235	235
Emerald Expositions Holding Inc.
Term Loan B, 4.30%, (3M LIBOR + 3.00%), 05/16/24 (a)	720	724
ESH Hospitality Inc.
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 08/30/23 (a)	248	249

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Fort Dearborn Co.
1st Lien Term Loan, 5.30%, (3M LIBOR + 4.00%), 10/19/23 (a)	436	437
Four Seasons Hotels Ltd.
1st Lien Term Loan, 3.74%, (1Y LIBOR + 2.50%), 06/27/20 (a)	378	381
Garda World Security Corp.
Term Loan, 5.31%, (3M LIBOR + 4.00%), 04/25/24 (a)	521	526
General Nutrition Centers Inc.
Term Loan, 3.74%, (3M LIBOR + 2.50%), 03/04/19 (a)	414	395
Golden Entertainment Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/10/24 (a) (f)	381	379
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.00%), 06/10/25 (a) (f) (g)	162	162
Gray Television Inc.
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 02/28/24 (a)	149	150
HD Supply Inc.
Term Loan B-4, 3.74%, (3M LIBOR + 2.50%), 10/17/23 (a)	57	57
HD Supply Waterworks Ltd.
Term Loan B, 4.46%, (3M LIBOR + 3.00%), 07/19/24 (a)	306	306
Helix Gen Funding LLC
Term Loan B, 5.08%, (3M LIBOR + 3.75%), 03/09/24 (a)	267	269
Hilton Worldwide Finance LLC
Term Loan B-2, 3.24%, (3M LIBOR + 2.00%), 10/25/23 (a)	489	491
iHeartCommunications Inc.
Term Loan D, 7.99%, (6M LIBOR + 6.75%), 01/30/19 (a)	320	247
Jeld-Wen Inc.
Term Loan B, 4.30%, (3M LIBOR + 3.00%), 07/01/22 (a)	313	315
Jo-Ann Stores Inc.
Term Loan, 6.39%, (3M LIBOR + 5.00%), 10/21/23 (a)	49	47
Lions Gate Entertainment Corp.
1st Lien Term Loan, 4.24%, (3M LIBOR + 3.00%), 10/12/23 (a)	79	80
Mediacom Illinois LLC
Term Loan K, 3.45%, (3M LIBOR + 2.25%), 02/19/24 (a)	210	210
Midas Intermediate Holdco II LLC
Incremental Term Loan B, 4.05%, (3M LIBOR + 2.75%), 08/18/21 (a)	274	273
Mission Broadcasting Inc.
Term Loan B-2, 3.74%, (3M LIBOR + 2.50%), 01/17/24 (a)	39	39
Mohegan Tribal Gaming Authority
Term Loan A, 4.99%, (3M LIBOR + 3.75%), 10/13/21 (a)	166	167
Term Loan B, 5.24%, (3M LIBOR + 4.00%), 09/28/23 (a)	313	315
Nexstar Broadcasting Inc.
Term Loan B-2, 3.74%, (3M LIBOR + 2.50%), 01/17/24 (a)	313	313
Numericable Group SA
Term Loan B-11, 4.06%, (3M LIBOR + 2.75%), 06/22/25 (a)	828	824
Outfront Media Capital LLC
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 03/10/24 (a)	253	254
PetSmart Inc.
Term Loan B-2, 4.24%, (3M LIBOR + 3.00%), 10/10/22 (a)	310	262
Pilot Travel Centers LLC
Term Loan B, 3.24%, (3M LIBOR + 2.00%), 05/25/23 (a)	186	187
Pizza Hut Holdings LLC
1st Lien Term Loan B, 3.23%, (3M LIBOR + 2.00%), 05/23/23 (a)	496	498
	Shares/Par†	Value
RedTop Luxembourg SARL
1st Lien Term Loan, 4.81%, (3M LIBOR + 3.50%), 11/22/20 (a)	612	612
Regal Cinemas Corp.
Term Loan, 3.24%, (3M LIBOR + 2.00%), 04/01/22 (a)	249	248
Sally Holdings LLC
Term Loan B-1, 3.75%, (3M LIBOR + 2.50%), 06/22/24 (a)	105	105
Term Loan B-2, 4.50%, 06/22/24	155	155
Scientific Games International Inc.
Term Loan B-4, 4.51%, (3M LIBOR + 3.25%), 08/14/24 (a)	854	855
SeaWorld Parks & Entertainment Inc.
Term Loan B-5, 4.30%, (3M LIBOR + 3.00%), 03/01/24 (a)	544	526
ServiceMaster Co.
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 11/02/23 (a)	500	502
Sinclair Television Group Inc.
Term Loan B-2, 3.49%, (3M LIBOR + 2.25%), 01/31/24 (a)	408	408
Sophia LP
Term Loan B, 4.55%, (3M LIBOR + 3.25%), 09/30/22 (a)	1,008	1,007
Staples Inc.
Term Loan B, 5.31%, (3M LIBOR + 4.00%), 08/14/24 (a)	538	535
Station Casinos LLC
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 05/29/23 (a)	462	462
Tribune Media Co.
Term Loan C, 4.24%, (3M LIBOR + 3.00%), 01/27/24 (a)	238	238
Twin River Management Group Inc.
Term Loan B, 4.80%, (3M LIBOR + 3.50%), 07/10/20 (a)	666	670
Univision Communications Inc.
Term Loan C-5, 3.99%, (3M LIBOR + 2.75%), 03/15/24 (a)	702	696
Wand Intermediate I LP
1st Lien Term Loan, 4.24%, (3M LIBOR + 3.00%), 09/17/21 (a)	274	275
Weight Watchers International Inc.
Term Loan B-2, 4.55%, (1Y LIBOR + 3.25%), 04/05/20 (a)	175	172
WideOpenWest Finance LLC
Term Loan B, 4.48%, (3M LIBOR + 3.25%), 08/06/23 (a)	602	601
WMG Acquisition Corp.
Term Loan D, 3.74%, (3M LIBOR + 2.50%), 11/01/23 (a)	265	265
		26,716
Consumer Staples 0.7%
Albertsons LLC
Term Loan B-5, 4.29%, (3M LIBOR + 3.00%), 12/21/22 (a)	545	524
Term Loan B-6, 4.32%, (3M LIBOR + 3.00%), 06/22/23 (a)	309	297
B&G Foods Inc.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 11/02/22 (a)	600	603
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.75%), 01/27/24 (a)	472	452
2nd Lien Term Loan, 8.73%, (3M LIBOR + 7.50%), 01/27/25 (a)	130	124
Del Monte Foods Inc.
1st Lien Term Loan, 4.57%, (3M LIBOR + 3.25%), 02/18/21 (a)	217	186
Diamond (BC) BV
Term Loan, 4.32%, (3M LIBOR + 3.00%), 07/25/24 (a)	107	107
Jacobs Douwe Egberts International BV
Term Loan B-5, 3.56%, (3M LIBOR + 2.25%), 07/02/22 (a)	274	275

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Nomad Foods Europe Midco Ltd.
Term Loan B-2, 3.98%, (3M LIBOR + 2.75%), 04/20/24 (a)	560	562
Post Holdings Inc.
Incremental Term Loan A, 3.49%, (3M LIBOR + 2.25%), 05/16/24 (a)	255	255
Rite Aid Corp.
2nd Lien Term Loan, 5.11%, (1Y LIBOR + 3.88%), 06/13/21 (a)	560	562
Spectrum Brands Inc.
Term Loan B, 3.31%, (3M LIBOR + 2.00%), 06/23/22 (a)	248	249
US Foods Inc.
Term Loan B, 3.99%, (3M LIBOR + 2.75%), 06/07/23 (a)	495	498
		4,694
Energy 0.6%
BCP Raptor LLC
Term Loan B, 5.45%, (3M LIBOR + 4.25%), 06/06/24 (a)	285	287
Chesapeake Energy Corp.
Term Loan, 8.81%, (3M LIBOR + 7.50%), 08/25/21 (a)	315	339
Energy Transfer Equity LP
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 01/30/24 (a)	640	643
Gavilan Resources LLC
2nd Lien Term Loan, 7.23%, (3M LIBOR + 6.00%), 02/24/24 (a)	200	193
McJunkin Red Man Corp.
1st Lien Term Loan B, 4.74%, (3M LIBOR + 3.50%), 09/14/24 (a)	485	490
Nautilus Power LLC
Term Loan B, 5.74%, (3M LIBOR + 4.50%), 04/28/24 (a)	430	432
TEX Operations Co. LLC
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 08/04/23 (a)	616	617
Term Loan C, 3.98%, (3M LIBOR + 2.75%), 08/04/23 (a)	141	141
TPF II Power LLC
Term Loan B, 4.99%, (3M LIBOR + 3.75%), 10/02/23 (a)	845	849
Traverse Midstream Partners LLC
Term Loan, 5.33%, (3M LIBOR + 4.00%), 09/21/24 (a)	255	258
		4,249
Financials 1.1%
AlixPartners LLP
Term Loan B, 4.30%, (3M LIBOR + 3.00%), 04/29/24 (a)	110	110
Avolon (Luxembourg) SARL
Term Loan B-2, 3.99%, (3M LIBOR + 2.75%), 01/20/22 (a)	565	566
Citco Funding LLC
Term Loan, 4.24%, (3M LIBOR + 3.00%), 03/23/22 (a)	464	468
Compass Group Diversified Holdings LLC
Term Loan B, 3.99%, (3M LIBOR + 2.75%), 06/04/21 (a)	194	194
DTZ US Borrower LLC
1st Lien Term Loan, 4.55%, (3M LIBOR + 3.25%), 11/04/21 (a)	735	736
FinCo I LLC
Term Loan B, 2.75%, (3M LIBOR + 2.75%), 06/01/22 (a)	150	151
Grosvenor Capital Management Holdings LLP
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 08/11/23 (a)	823	824
Guggenheim Partners LLC
Term Loan, 3.99%, (3M LIBOR + 2.75%), 07/22/23 (a)	243	244
Harbourvest Partners LLC
Term Loan, 3.80%, (3M LIBOR + 2.50%), 02/04/21 (a)	365	365
	Shares/Par†	Value
Harland Clarke Holdings Corp.
Term Loan B-6, 6.80%, (3M LIBOR + 5.50%), 02/03/22 (a)	278	279
Ineos US Finance Plc
Term Loan, 4.01%, (3M LIBOR + 2.75%), 03/31/22 (a)	490	493
Nielsen Finance LLC
Term Loan B-4, 3.23%, (3M LIBOR + 2.00%), 10/04/23 (a)	274	274
Realogy Corp.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 07/20/22 (a)	492	494
SAM Finance Lux SARL
Term Loan , 4.57%, (3M LIBOR + 3.25%), 12/17/20 (a)	217	218
Solera LLC
Term Loan B, 4.51%, (3M LIBOR + 3.25%), 02/28/23 (a)	353	354
Spin Holdco Inc.
Term Loan B, 5.01%, (3M LIBOR + 3.75%), 11/14/22 (a)	395	397
Telenet Financing USD LLC
Term Loan AI, 3.98%, (3M LIBOR + 2.75%), 06/30/25 (a)	290	291
UPC Financing Partnership
Term Loan AP, 3.98%, (3M LIBOR + 2.75%), 04/15/25 (a)	455	456
Vantiv LLC
Term Loan B, 3.74%, (1Y LIBOR + 2.00%), 06/15/21 (a)	869	870
		7,784
Health Care 2.0%
Air Medical Group Holdings Inc.
Term Loan B, 4.49%, (3M LIBOR + 3.25%), 04/28/22 (a)	412	409
Term Loan B-1, 5.24%, (3M LIBOR + 4.00%), 04/28/22 (a)	60	60
Term Loan B-2, 0.00%, (3M LIBOR + 4.25%), 09/26/24 (a) (f)	70	70
Catalent Pharma Solutions Inc.
Term Loan B, 3.99%, (1Y LIBOR + 2.75%), 04/30/21 (a)	851	857
Change Healthcare Holdings Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 02/02/24 (a)	304	305
Community Health Systems Inc.
Term Loan G, 4.07%, (3M LIBOR + 2.75%), 12/31/19 (a)	73	73
Term Loan H, 4.32%, (3M LIBOR + 3.00%), 01/27/21 (a)	546	542
Concentra Inc.
1st Lien Term Loan, 4.32%, (3M LIBOR + 3.00%), 06/01/22 (a)	596	597
Endo Luxembourg Finance Co. I SARL
Term Loan B, 5.50%, (3M LIBOR + 4.25%), 04/06/24 (a)	1,675	1,690
Envision Healthcare Corp.
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 11/15/23 (a)	1,229	1,232
Grifols Worldwide Operations USA Inc.
Term Loan, 3.45%, (3M LIBOR + 2.25%), 01/23/25 (a)	593	594
HCA Inc.
Term Loan B-9, 3.24%, (3M LIBOR + 2.00%), 03/18/23 (a)	455	457
Term Loan B-8, 3.49%, (3M LIBOR + 2.25%), 02/15/24 (a)	557	560
INC Research LLC
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 06/26/24 (a)	247	248
Jaguar Holding Co. II
Term Loan, 3.99%, (3M LIBOR + 2.75%), 08/18/22 (a)	1,022	1,027
Mallinckrodt International Finance SA
Term Loan B, 4.05%, (3M LIBOR + 2.75%), 09/24/24 (a)	773	772

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
MPH Acquisition Holdings LLC
Term Loan B, 4.30%, (3M LIBOR + 3.00%), 05/16/20 (a)	498	501
National Mentor Holdings Inc.
Term Loan B, 4.30%, (3M LIBOR + 3.00%), 01/31/21 (a)	410	413
Prestige Brands Inc.
Term Loan B-5, 3.99%, (3M LIBOR + 2.75%), 01/20/24 (a)	274	275
Quintiles IMS Inc.
Term Loan B, 3.30%, (3M LIBOR + 2.00%), 03/03/24 (a)	179	180
RPI Finance Trust
Term Loan B-6, 3.30%, (3M LIBOR + 2.00%), 03/13/23 (a)	496	497
Surgery Center Holdings Inc.
Term Loan B, 4.49%, (3M LIBOR + 3.25%), 06/19/24 (a)	157	155
Team Health Holdings Inc.
1st Lien Term Loan, 3.99%, (3M LIBOR + 2.75%), 01/12/24 (a)	618	606
Valeant Pharmaceuticals International Inc.
Term Loan B-F1, 5.99%, (3M LIBOR + 4.75%), 03/13/22 (a)	1,699	1,729
		13,849
Industrials 2.0%
Advanced Disposal Services Inc.
Term Loan B-3, 3.95%, (3M LIBOR + 2.75%), 10/27/23 (a)	604	607
American Airlines Inc.
Term Loan B, 3.23%, (3M LIBOR + 2.00%), 06/27/20 (a)	617	617
Term Loan B, 3.73%, (3M LIBOR + 2.50%), 04/28/23 - 12/07/23 (a)	454	455
Avis Budget Car Rental LLC
Term Loan B, 3.30%, (3M LIBOR + 2.00%), 03/15/22 (a)	331	329
Brickman Group Ltd. LLC
1st Lien Term Loan, 4.24%, (3M LIBOR + 3.00%), 12/18/20 (a)	401	403
2nd Lien Term Loan, 7.73%, (3M LIBOR + 6.50%), 12/18/21 (a)	26	26
Clark Equipment Co.
Term Loan B, 4.01%, (3M LIBOR + 2.75%), 05/11/24 (a)	569	572
Crosby US Acquisition Corp.
1st Lien Term Loan, 4.31%, (3M LIBOR + 3.00%), 11/22/20 (a)	673	621
2nd Lien Term Loan, 7.31%, (3M LIBOR + 6.00%), 11/22/21 (a)	40	33
Filtration Group Corp.
1st Lien Term Loan, 4.26%, (3M LIBOR + 3.00%), 11/20/20 (a)	452	455
Flying Fortress Inc.
Term Loan, 3.30%, (3M LIBOR + 2.00%), 10/30/22 (a)	600	603
Gardner Denver Inc.
Term Loan B, 4.01%, (3M LIBOR + 2.75%), 07/30/24 (a)	107	107
Gates Global LLC
Term Loan B, 4.55%, (3M LIBOR + 3.25%), 03/29/24 (a)	219	220
Harsco Corp.
Term Loan B, 6.25%, (3M LIBOR + 5.00%), 10/27/23 (a)	119	121
Hertz Corp.
Term Loan B, 3.99%, (3M LIBOR + 2.75%), 06/02/23 (a)	1,230	1,222
Husky Injection Molding Systems Ltd.
1st Lien Term Loan, 4.49%, (1Y LIBOR + 3.25%), 07/02/18 (a)	751	755
Hyster-Yale Group Inc.
Term Loan B, 5.24%, (3M LIBOR + 4.00%), 05/18/23 (a)	120	121
Kenan Advantage Group Inc.
Term Loan, 4.24%, (3M LIBOR + 3.00%), 07/22/22 (a)	630	630
	Shares/Par†	Value
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 07/29/22 (a)	192	192
Milacron LLC
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 09/24/23 (a)	731	734
Mueller Water Products Inc.
Term Loan B, 3.80%, (3M LIBOR + 2.50%), 11/25/21 (a)	547	550
ON Assignment Inc.
Term Loan, 0.00%, (3M LIBOR + 2.00%), 06/05/22 (a) (f)	175	176
Prime Security Services Borrower LLC
1st Lien Term Loan, 3.99%, (3M LIBOR + 2.75%), 05/02/22 (a)	470	473
Rexnord LLC
Term Loan B, 4.06%, (3M LIBOR + 2.75%), 08/21/23 (a)	553	555
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 3.99%, (3M LIBOR + 2.75%), 03/01/21 (a)	998	999
2nd Lien Term Loan, 6.99%, (3M LIBOR + 5.75%), 02/28/22 (a)	95	96
Incremental 2nd Lien Term Loan, 7.07%, (3M LIBOR + 5.75%), 02/28/22 (a)	75	76
Trans Union LLC
Term Loan B-3, 3.24%, (3M LIBOR + 2.00%), 04/09/23 (a)	448	446
TransDigm Inc.
Term Loan D, 4.30%, (1Y LIBOR + 3.00%), 05/22/21 (a)	765	767
Extended Term Loan F, 4.26%, (3M LIBOR + 3.00%), 06/09/23 (a)	50	50
United Airlines Inc.
Term Loan B, 3.56%, (3M LIBOR + 2.25%), 04/01/24 (a)	259	260
Welbilt Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 01/26/23 (a)	310	312
Wrangler Buyer Corp.
Term Loan B, 4.23%, (3M LIBOR + 3.00%), 09/19/24 (a)	155	156
		13,739
Information Technology 2.1%
Applied Systems Inc.
1st Lien Term Loan, 4.57%, (3M LIBOR + 3.25%), 09/18/24 (a)	355	358
Aristocrat Leisure Ltd.
Term Loan B, 3.31%, (3M LIBOR + 2.25%), 10/20/21 (a)	178	178
Avast Software BV
Term Loan B, 4.50%, (3M LIBOR + 3.25%), 09/30/23 (a)	522	524
BMC Software Finance Inc.
Term Loan, 5.24%, (3M LIBOR + 4.00%), 09/10/22 (a)	442	444
CDW LLC
Term Loan B, 3.30%, (3M LIBOR + 2.00%), 08/12/23 (a)	277	278
Ceridian LLC
Term Loan, 4.74%, (3M LIBOR + 3.50%), 09/15/20 (a)	269	269
CommScope Inc.
Term Loan B-5, 3.30%, (3M LIBOR + 2.00%), 12/29/22 (a)	140	140
ConvergeOne Holdings Corp.
Term Loan B, 6.05%, (3M LIBOR + 4.75%), 06/02/24 (a)	324	324
CPI Acquisition Inc.
Term Loan B, 5.96%, (3M LIBOR + 4.50%), 08/17/22 (a)	406	287
Cypress Intermediate Holdings III Inc.
1st Lien Term Loan, 4.24%, (3M LIBOR + 3.00%), 03/29/25 (a)	165	165
Dell Inc.
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 09/07/23 (a)	859	862

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
DigiCert Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 4.75%), 09/15/24 (a) (f)	100	101
EIG Investors Corp.
Term Loan, 5.32%, (3M LIBOR + 4.00%), 02/09/23 (a)	278	280
First Data Corp.
Term Loan, 3.74%, (3M LIBOR + 2.50%), 04/20/24 (a)	1,057	1,061
Gartner Inc.
Term Loan B, 3.24%, (3M LIBOR + 2.00%), 03/15/24 (a)	190	191
Go Daddy Operating Co. LLC
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 02/08/22 (a)	385	386
GTT Communications Inc.
Term Loan B, 4.50%, (3M LIBOR + 3.25%), 06/21/24 (a)	605	607
Hyland Software Inc.
1st Lien Term Loan, 4.49%, (3M LIBOR + 3.25%), 07/01/22 (a)	215	217
2nd Lien Term Loan, 8.24%, (3M LIBOR + 7.00%), 05/24/25 (a)	40	41
Infor (US) Inc.
Term Loan B-6, 4.05%, (3M LIBOR + 2.75%), 02/01/22 (a)	549	547
Kronos Inc.
Term Loan B, 4.81%, (3M LIBOR + 3.50%), 11/01/23 (a)	613	616
Match Group Inc.
Term Loan B, 3.81%, (3M LIBOR + 2.50%), 11/16/22 (a)	230	231
McAfee LLC
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 09/30/24 (a) (f)	320	321
2nd Lien Term Loan, 0.00%, (3M LIBOR + 8.50%), 09/30/25 (a) (f)	140	140
Mitchell International Inc.
1st Lien Term Loan, 4.81%, (1M LIBOR + 3.50%), 09/27/20 (a)	996	1,001
MKS Instruments Inc.
Term Loan B-2, 3.49%, (3M LIBOR + 2.25%), 04/29/23 (a)	113	114
NeuStar Inc.
Term Loan B-2, 5.06%, (3M LIBOR + 3.75%), 02/28/24 (a)	190	191
Oberthur Technologies SA
Term Loan B-1, 5.05%, (3M LIBOR + 3.75%), 12/15/23 (a)	134	130
ON Semiconductor Corp.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 03/31/23 (a)	379	380
Optiv Security Inc.
1st Lien Term Loan, 4.44%, (3M LIBOR + 3.25%), 01/20/24 (a)	541	507
2nd Lien Term Loan, 8.56%, (3M LIBOR + 7.25%), 01/20/25 (a)	115	105
Peak 10 Inc.
1st Lien Term Loan, 4.81%, (3M LIBOR + 3.50%), 07/21/24 (a)	244	244
Presidio Inc.
Term Loan B, 4.55%, (3M LIBOR + 3.25%), 02/02/22 (a)	606	610
Project Ruby Ultimate Parent Corp.
Term Loan B, 4.99%, (3M LIBOR + 3.75%), 02/09/24 (a)	70	70
Rackspace Hosting Inc.
1st Lien Term Loan, 4.31%, (3M LIBOR + 3.00%), 11/06/23 (a)	554	552
Radiate Holdco LLC
1st Lien Term Loan, 4.24%, (3M LIBOR + 3.00%), 12/09/23 (a)	384	379
Riverbed Technology Inc.
Term Loan, 4.49%, (3M LIBOR + 3.25%), 04/27/22 (a)	574	560
Switch Ltd.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 06/22/24 (a)	60	60
	Shares/Par†	Value
Tempo Acquisition LLC
Term Loan, 4.24%, (3M LIBOR + 3.00%), 04/20/24 (a)	560	560
Unitymedia Finance LLC
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 09/30/25 (a)	330	329
VF Holding Corp.
Term Loan, 4.55%, (3M LIBOR + 3.25%), 06/30/23 (a)	278	278
WEX Inc.
Term Loan B-2, 3.99%, (3M LIBOR + 2.75%), 07/01/23 (a)	218	220
		14,858
Materials 1.3%
Allnex (Luxembourg) & Cy SCA
Term Loan B-2, 4.57%, (3M LIBOR + 3.25%), 09/13/23 (a)	125	125
Allnex USA Inc.
Term Loan B-3, 4.57%, (3M LIBOR + 3.25%), 09/13/23 (a)	94	94
American Builders & Contractors Supply Co. Inc.
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 10/31/23 (a)	444	445
Axalta Coating Systems US Holdings Inc.
Term Loan, 3.30%, (3M LIBOR + 2.00%), 06/30/24 (a)	305	306
Berlin Packaging LLC
Term Loan B, 4.55%, (3M LIBOR + 3.25%), 10/01/21 (a)	913	916
2nd Lien Term Loan, 7.99%, (3M LIBOR + 6.75%), 10/01/22 (a)	170	170
Berry Plastics Group Inc.
Term Loan K, 3.49%, (3M LIBOR + 2.25%), 02/08/20 (a)	826	828
Term Loan L, 3.49%, (3M LIBOR + 2.25%), 01/06/21 (a)	385	386
Term Loan M, 3.49%, (3M LIBOR + 2.25%), 10/01/22 (a)	251	252
Big River Steel LLC
Term Loan B, 6.24%, (3M LIBOR + 5.00%), 08/15/23 (a) (g)	194	196
BWAY Holding Co.
Term Loan B, 4.48%, (3M LIBOR + 3.25%), 03/22/24 (a)	285	286
Consolidated Container Co. LLC
1st Lien Term Loan, 4.74%, (3M LIBOR + 3.50%), 05/09/24 (a)	170	171
KIK Custom Products Inc.
Term Loan B, 5.79%, (3M LIBOR + 4.50%), 08/26/22 (a)	285	288
Penn Engineering & Manufacturing Corp.
Term Loan B, 3.99%, (3M LIBOR + 2.75%), 06/09/24 (a)	70	70
Quikrete Holdings Inc.
1st Lien Term Loan, 3.99%, (3M LIBOR + 2.75%), 11/15/23 (a)	219	219
Reynolds Group Holdings Inc.
Term Loan, 4.24%, (3M LIBOR + 3.00%), 01/14/23 (a)	1,044	1,048
SIG Combibloc US Acquisition Inc.
Term Loan , 4.24%, (3M LIBOR + 3.00%), 03/13/22 (a)	723	724
Signode Industrial Group US Inc.
Term Loan B, 3.99%, (3M LIBOR + 2.75%), 05/01/21 (a)	365	366
Solenis International LP
1st Lien Term Loan, 4.57%, (3M LIBOR + 3.25%), 07/02/21 (a)	814	811
2nd Lien Term Loan, 8.07%, (3M LIBOR + 6.75%), 07/02/22 (a)	115	114
Tekni-Plex Inc.
Term Loan B, 4.81%, (3M LIBOR + 3.50%), 06/01/22 (a)	544	544
TMS International Corp.
Term Loan B, 4.31%, (3M LIBOR + 3.00%), 07/31/24 (a)	405	405

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Univar Inc.
Term Loan B, 3.99%, (3M LIBOR + 2.75%), 07/01/22 (a)	496	498
		9,262
Real Estate 0.3%
BCP Renaissance Parent LLC
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 09/20/24 (a) (f)	415	419
Capital Automotive LP
1st Lien Term Loan, 4.24%, (3M LIBOR + 3.00%), 03/16/24 (a)	445	447
2nd Lien Term Loan, 7.24%, (3M LIBOR + 6.00%), 03/21/25 (a)	286	289
Communications Sales & Leasing Inc.
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 10/24/22 (a)	170	157
Equinix Inc.
Term Loan B-1, 3.24%, (3M LIBOR + 2.00%), 01/09/23 (a)	597	597
MGM Growth Properties Operating Partnership LP
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 04/15/23 (a)	279	280
		2,189
Telecommunication Services 1.4%
Atlantic Broadband Finance LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.38%), 08/10/24 (a) (f)	197	196
CenturyLink Inc.
Term Loan B, 2.75%, (3M LIBOR + 2.75%), 01/31/25 (a)	1,265	1,225
Consolidated Communications Inc.
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 12/31/23 (a)	448	436
Frontier Communications Corp.
Delayed Draw Term Loan A, 3.99%, (3M LIBOR + 2.75%), 03/31/21 (a)	88	84
Term Loan B-1, 4.99%, (3M LIBOR + 3.75%), 05/31/24 (a)	600	569
Greeneden US Holdings II LLC
Term Loan B-2, 5.01%, (3M LIBOR + 3.75%), 12/01/23 (a)	556	559
Intelsat Jackson Holdings SA
Term Loan B-2, 4.07%, (1Y LIBOR + 2.75%), 06/30/19 (a)	1,703	1,697
Level 3 Financing Inc.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 02/17/24 (a)	465	465
Premiere Global Services Inc.
1st Lien Term Loan, 7.77%, (3M LIBOR + 6.50%), 12/08/21 (a)	359	345
SBA Senior Finance II LLC
Term Loan B-1, 3.49%, (1Y LIBOR + 2.25%), 03/24/21 (a)	197	198
Incremental Term Loan B-2, 3.49%, (3M LIBOR + 2.25%), 06/10/22 (a)	413	413
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, (3M LIBOR + 2.50%), 02/29/24 (a)	828	828
Syniverse Holdings Inc.
Term Loan B, 4.30%, (1Y LIBOR + 3.00%), 04/23/19 (a)	330	319
Term Loan, 4.31%, (3M LIBOR + 3.00%), 04/23/19 (a)	459	444
Telesat Canada
Term Loan B-4, 4.30%, (3M LIBOR + 3.00%), 11/17/23 (a)	408	411
Virgin Media Bristol LLC
Term Loan I, 3.98%, (3M LIBOR + 2.75%), 01/31/25 (a)	255	256
Zayo Group LLC
Incremental Term Loan, 3.49%, (3M LIBOR + 2.25%), 01/19/24 (a)	243	243
Ziggo Secured Finance Partnership
Term Loan E, 3.73%, (3M LIBOR + 2.50%), 04/23/25 (a)	635	634
		9,322
	Shares/Par†	Value
Utilities 0.6%
Calpine Construction Finance Co. LP
Term Loan B-2, 3.74%, (1Y LIBOR + 2.50%), 01/01/22 (a)	826	824
Calpine Corp.
Term Loan B-5, 4.05%, (3M LIBOR + 2.75%), 06/15/22 (a)	173	172
Term Loan B-7, 4.05%, (3M LIBOR + 2.75%), 05/15/23 (a)	277	277
Dynegy Inc.
Term Loan C, 4.48%, (3M LIBOR + 3.25%), 06/27/23 (a)	744	747
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.24%, (3M LIBOR + 3.00%), 06/23/18 (a)	580	583
NRG Energy Inc.
Term Loan B, 3.55%, (3M LIBOR + 2.25%), 06/07/23 (a)	554	555
Talen Energy Supply LLC
Term Loan B-1, 5.24%, (3M LIBOR + 4.00%), 07/15/23 (a)	506	493
Term Loan B-2, 5.24%, (3M LIBOR + 4.00%), 04/06/24 (a)	211	205
Vistra Operations Co. LLC
Term Loan B-2, 3.98%, (3M LIBOR + 2.75%), 12/12/23 (a)	219	220
		4,076
Total Senior Loan Interests (cost $111,210)		110,738
GOVERNMENT AND AGENCY OBLIGATIONS 55.2%
Collateralized Mortgage Obligations 0.7%
Federal Home Loan Mortgage Corp.
Series 2017-M2-HQA2, 3.89%, (1M US LIBOR + 2.65%), 12/25/29 (a) (h)	2,020	2,025
Series 2017-M2-DNA2, REMIC, 4.69%, (1M US LIBOR + 3.45%), 10/25/29 (a) (h)	2,520	2,664
		4,689
Mortgage-Backed Securities 23.4%
Federal Home Loan Mortgage Corp.
TBA, 3.00%, 10/15/32 - 10/15/47 (i)	15,125	15,407
TBA, 3.50%, 10/15/32 - 10/15/47 (i)	25,940	26,767
TBA, 4.00%, 10/15/47 (i)	31,860	33,534
Federal National Mortgage Association
TBA, 3.00%, 10/15/32 - 10/15/47 (i)	11,765	11,946
TBA, 3.50%, 10/15/47 (i)	19,635	20,232
TBA, 4.00%, 10/15/47 (i)	37,470	39,435
Government National Mortgage Association
TBA, 3.50%, 10/15/47 (i)	6,685	6,947
TBA, 4.00%, 10/15/47 (i)	1,430	1,505
TBA, 4.50%, 10/15/47 (i)	7,375	7,862
		163,635
Sovereign 7.0%
Argentina Government International Bond
7.13%, 06/28/17	200	200
Argentina Republic Government International Bond
8.28%, 12/31/33	715	831
2.50%, 12/31/38 (j)	870	613
Bahrain Government International Bond
6.75%, 09/20/29	200	199
Banco Nacional de Desenvolvimento Economico e Social
4.75%, 05/09/24 (b)	200	201
Belize Government International Bond
4.94%, 02/20/34 (j)	283	184
Bermuda Government International Bond
4.85%, 02/06/24 (b)	280	306
3.72%, 01/25/27	200	203
Bolivia Government International Bond
4.50%, 03/20/28 (b)	390	380
Brazil Government International Bond
6.00%, 04/07/26	390	433
7.13%, 01/20/37	150	178
5.63%, 01/07/41	150	152
5.00%, 01/27/45	200	185
5.63%, 02/21/47 (c)	290	293

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Colombia Government International Bond
4.00%, 02/26/24	390	407
8.13%, 05/21/24	240	308
3.88%, 04/25/27	447	453
7.38%, 09/18/37	140	185
5.00%, 06/15/45	200	206
Costa Rica Government International Bond
7.16%, 03/12/45 (b)	336	363
Croatia Government International Bond
6.75%, 11/05/19	400	434
6.63%, 07/14/20	300	330
5.50%, 04/04/23	300	333
6.00%, 01/26/24	200	228
6.00%, 01/26/24 (b)	260	297
Dominican Republic International Bond
5.88%, 04/18/24 (b)	390	423
6.88%, 01/29/26 (b)	290	330
7.45%, 04/30/44 (b)	188	224
6.85%, 01/27/45 (b)	200	224
Ecuador Government International Bond
9.63%, 06/02/27 (b)	200	210
Egypt Government International Bond
6.88%, 04/30/40	280	271
8.50%, 01/31/47	200	222
El Salvador Government International Bond
6.38%, 01/18/27	231	229
8.63%, 02/28/29	54	61
7.65%, 06/15/35	200	205
7.63%, 02/01/41	150	153
Eskom Holdings SOC Ltd.
7.13%, 02/11/25 (b)	219	227
Export Credit Bank of Turkey
5.38%, 10/24/23 (b)	200	205
Federative Republic of Brazil
2.63%, 01/05/23	490	469
Guatemala Government Bond
4.38%, 06/05/27 (b)	390	385
Hungary Government International Bond
7.63%, 03/29/41	640	994
Indonesia Government International Bond
3.70%, 01/08/22 (b)	780	809
4.13%, 01/15/25	200	210
4.35%, 01/08/27	200	212
4.35%, 01/08/27 (b)	200	212
5.25%, 01/17/42	420	468
Ivory Coast Government International Bond
5.75%, 12/31/32	955	935
Jamaica Government International Bond
6.75%, 04/28/28	200	230
Jordan Government International Bond
6.13%, 01/29/26	200	202
Kazakhstan Government International Bond
5.13%, 07/21/25 (b)	780	864
Mexico Government International Bond
4.15%, 03/28/27	390	410
4.35%, 01/15/47	390	379
Mongolia Government International Bond
8.75%, 03/09/24	200	225
Morocco Government International Bond
4.25%, 12/11/22 (b)	390	413
5.50%, 12/11/42 (b)	200	223
Namibia International Bond
5.25%, 10/29/25 (b)	490	497
Nigeria Government International Bond
5.63%, 06/27/22	200	203
7.88%, 02/16/32	400	437
Oman Government International Bond
3.63%, 06/15/21	200	201
3.88%, 03/08/22 (b)	390	393
5.38%, 03/08/27 (b)	200	205
6.50%, 03/08/47 (b)	200	206
Panama Government International Bond
8.88%, 09/30/27	150	219
3.88%, 03/17/28	200	212
4.50%, 05/15/47	200	211
	Shares/Par†	Value
Paraguay Government International Bond
4.70%, 03/27/27 (b)	390	407
Pertamina Persero PT
5.63%, 05/20/43	200	216
Petroleos de Venezuela SA
6.00%, 05/16/24 - 11/15/26	621	188
Province of New Brunswick, Canada
2.75%, 06/15/18	3,300	3,328
Qatar Government International Bond
2.38%, 06/02/21 (b)	390	384
3.25%, 06/02/26 (b)	200	198
4.63%, 06/02/46 (b)	200	210
Republic of Colombia
6.13%, 01/18/41	200	235
Republic of Ghana
10.75%, 10/14/30	470	610
Republic of Iraq
5.80%, 01/15/28	540	505
Republic of Panama
3.75%, 03/16/25	390	408
Republic of Serbia
4.88%, 02/25/20 (b)	490	512
7.25%, 09/28/21	430	496
6.75%, 11/01/24 (j)	111	113
Republic of South Africa
5.65%, 09/27/47	200	197
Romania Government International Bond
6.13%, 01/22/44 (b)	290	369
Russia Federal Bond
4.25%, 06/23/27	600	610
Saudi Arabia Government International Bond
2.88%, 03/04/23	200	198
3.63%, 03/04/28	200	197
4.50%, 10/26/46 (b)	200	201
4.63%, 10/04/47	200	201
Saudi Government International Bond
2.38%, 10/26/21 (b)	390	385
3.25%, 10/26/26 (b)	200	198
South Africa Government Bond
6.50%, 02/28/41, ZAR	181,050	9,473
South Africa Government International Bond
4.88%, 04/14/26	390	393
4.30%, 10/12/28	200	188
5.00%, 10/12/46	200	184
Sri Lanka Government International Bond
6.85%, 11/03/25	513	564
6.83%, 07/18/26	200	219
Trinidad & Tobago Government International Bond
4.50%, 08/04/26 (b)	590	594
Turkey Government International Bond
7.50%, 11/07/19	790	861
6.25%, 09/26/22	390	428
6.00%, 03/25/27	855	920
5.75%, 05/11/47	200	197
Ukraine Government International Bond
7.75%, 09/01/21 (c)	140	149
7.75%, 09/01/23 - 09/01/26 (b)	327	341
7.75%, 09/01/25 - 09/01/27	450	464
7.38%, 09/25/32	200	195
0.00%, 05/31/40 (a) (b)	400	214
United Mexican States
5.75%, 10/12/10	220	235
Uruguay Government International Bond
4.38%, 10/27/27	390	420
5.10%, 06/18/50	882	931
Venezuela Government International Bond
8.25%, 10/13/24	290	98
Zambia Government International Bond
8.50%, 04/14/24	400	426
		49,170
Treasury Inflation Indexed Securities 8.1%
U.S. Treasury Inflation Indexed Note
0.25%, 01/15/25 (k)	8,614	8,524
2.00%, 01/15/26 (k)	16,095	18,087

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
2.50%, 01/15/29 (k)	3,762	4,537
3.88%, 04/15/29 (k)	18,866	25,640
		56,788
U.S. Treasury Securities 16.0%
U.S. Treasury Bond
4.50%, 02/15/36	820	1,054
3.88%, 08/15/40	13,620	16,191
U.S. Treasury Note
2.63%, 04/30/18	1,700	1,713
1.00%, 09/15/18	18,000	17,938
0.88%, 10/15/18	5,000	4,974
1.38%, 11/30/18 - 04/30/20	11,890	11,880
1.50%, 08/31/18 - 02/28/23	26,020	26,016
2.13%, 12/31/21	5,585	5,646
2.75%, 02/15/24	19,220	19,953
1.63%, 02/15/26	6,300	5,987
		111,352
Total Government And Agency Obligations (cost $388,529)		385,634
INVESTMENT COMPANIES 7.2%
iShares iBoxx $ High Yield Corporate Bond ETF (c)	286	25,372
SPDR Barclays High Yield Bond ETF (c)	670	25,014
Total Investment Companies (cost $48,048)		50,386
SHORT TERM INVESTMENTS 13.1%
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 0.89% (l) (m)	24,309	24,309
Securities Lending Collateral 6.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (m)	41,791	41,791
Treasury Securities 3.6%
U.S. Treasury Bill
1.21%, 05/24/18 (n)	25,500	25,303
Total Short Term Investments (cost $91,402)		91,403
Total Investments 129.7% (cost $893,489)		905,838
Other Derivative Instruments (0.0)%		(143)
Other Assets and Liabilities, Net (29.7)%		(207,165)
Total Net Assets 100.0%		$698,530

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $35,668 and 5.1%, respectively.

(c) All or portion of the security was on loan.

(d) Perpetual security.

(e) Convertible security.

(f) This variable rate senior loan will settle after September 30, 2017. The reference rate and spread presented will go into effect upon settlement.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) The variable rate for this government and agency collateralized mortgage obligation is determined based on the tranches of the underlying mortgage-backed security pools' cash flows into securities which have varying coupon and principle payback profiles. Tranches pay an interest rate determined by a formula set forth in the security’s offering documents. The variable interest rate may reset periodically and is generally tied to a major market reference rate. The variable rate can also be affected by the current weighted average coupon.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2017, the total payable for investments purchased on a delayed delivery basis was $164,333.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

(n) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
10-Year USD Deliverable Interest Rate Swap	(68)	December 2017		(6,999)	$7	$102
Brazilian Real	110	November 2017		3,472	18	(10)
British Pound	6	December 2017		487	(1)	17
Canadian Government Bond, 10-Year	154	December 2017	CAD	21,114	(17)	(228)
Euro FX Currency	(56)	December 2017		(8,367)	(16)	62
Euro-Bobl	(43)	December 2017	EUR	(5,640)	(2)	(1)
Euro-BTP	142	December 2017	EUR	19,240	—	(90)
Euro-Bund	(319)	December 2017	EUR	(51,388)	(79)	27
Euro-Buxl	(81)	December 2017	EUR	(13,222)	(80)	(4)
Mexican Peso	240	December 2017		6,644	(13)	(134)
New Zealand Dollar	(7)	December 2017		(511)	1	6
South African Rand	(79)	December 2017		(2,983)	9	107
U.K. Long Gilt	(106)	December 2017	GBP	(13,162)	(36)	42
U.S. Treasury Long Bond	134	December 2017		20,805	4	(328)
U.S. Treasury Note, 10-Year	(64)	December 2017		(8,092)	15	72
U.S. Treasury Note, 5-Year	(128)	December 2017		(15,132)	21	92
Ultra 10-Year U.S. Treasury Note	6	December 2017		816	(1)	(10)
Ultra Long Term U.S. Treasury Bond	(17)	December 2017		(2,847)	(7)	40
					$(177)	$(238)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
CDX.NA.HY.28, pays quarterly	5.00%	06/20/22	(15,000)	$1,158	$35	$39
				$1,158	$35	$39

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Oppenheimer Emerging Markets Innovator Fund
COMMON STOCKS 95.8%
Argentina 0.9%
Banco Macro SA - Class B - ADR	37	$4,311
Brazil 8.0%
B3 SA	607	4,578
Fleury SA	190	1,770
Iguatemi Empresa de Shopping Centers SA	364	4,493
Linx SA	516	3,218
Localiza Rent a Car SA	276	5,044
Odontoprev SA	985	4,759
Raia Drogasil SA	265	6,282
Smiles SA	277	6,999
		37,143
Cayman Islands 0.8%
Himax Technologies Inc. - ADR (a)	323	3,525
China 20.6%
3SBio Inc. (a) (b) (c)	3,311	5,320
AAC Technologies Holdings Inc.	776	13,105
Baozun Inc. - ADR (a) (b)	110	3,617
Bloomage BioTechnology Corp. Ltd. (a)	3,140	6,264
Bright Scholar Education Holdings Ltd. - ADS (a) (b)	84	1,949
Brilliance China Automotive Holdings Ltd.	2,752	7,354
China Lodging Group Ltd. - ADR (b)	94	11,213
China Maple Leaf Educational Systems Ltd. (a)	3,458	3,875
Fu Shou Yuan International Group Ltd. (d) (e)	5,834	3,842
HOSA International Ltd. (a)	9,644	2,890
New Oriental Education & Technology Group - ADR (b)	112	9,882
Shanghai La Chapelle Fashion Co. Ltd. - Class H (c)	620	821
Sinopharm Group Co. Ltd. - Class H	449	1,982
TAL Education Group - ADS	511	17,234
Vipshop Holdings Ltd. - ADR (b)	411	3,615
Wuxi Biologics Cayman Inc. (b) (c)	616	3,111
		96,074
Colombia 0.1%
Cementos Argos SA	126	502
Egypt 1.1%
Commercial International Bank Egypt SAE	1,105	5,116
Georgia 1.4%
Bank of Georgia Holdings Plc	151	6,596
Greece 0.8%
JUMBO SA	229	3,783
Hong Kong 5.6%
Kerry Logistics Network Ltd.	2,800	3,874
Man Wah Holdings Ltd.	3,400	3,055
Mandarin Oriental International Ltd. (a)	1,329	2,899
Minth Group Ltd.	668	3,504
Sunny Optical Technology Group Co. Ltd.	801	12,828
		26,160
Hungary 1.0%
OTP Bank Plc	126	4,724
India 9.3%
Arvind Ltd.	1,030	5,861
Biocon Ltd.	1,952	9,967
Coromandel International Ltd.	559	3,716
Kaveri Seed Co. Ltd.	404	3,201
Mindtree Ltd.	293	2,089
Shree Cement Ltd.	7	2,024
Shriram Transport Finance Co. Ltd.	328	5,311
Symphony Ltd.	92	1,904
Syngene International Ltd. (c)	775	5,900
VOLTAS Ltd.	451	3,508
		43,481
Indonesia 1.9%
Ace Hardware Indonesia Tbk PT	67,080	6,057
PT Indocement Tunggal Prakarsa Tbk	2,016	2,827
		8,884
Kenya 0.5%
Equity Group Holdings Ltd.	6,323	2,374
	Shares/Par†	Value
Malaysia 3.3%
Karex Bhd	5,633	2,015
My EG Services Bhd	27,358	13,321
		15,336
Mexico 2.7%
Alsea SAB de CV	1,721	6,351
Gentera SAB de CV	2,097	3,398
Grupo Rotoplas SAB de CV (a)	1,771	2,797
		12,546
Netherlands 0.6%
DP Eurasia NV (b) (c)	990	2,653
Pakistan 0.6%
Lucky Cement Ltd.	514	2,761
Peru 0.4%
Credicorp Ltd.	8	1,702
Philippines 1.3%
International Container Terminal Services Inc.	1,340	2,750
Jollibee Foods Corp.	535	2,572
Philippine Seven Corp.	253	847
		6,169
Poland 1.5%
KRUK SA	88	7,102
Portugal 1.4%
Jeronimo Martins SGPS SA	332	6,548
Russian Federation 0.9%
Moscow Exchange MICEX-RTS OAO	2,174	4,365
South Africa 5.6%
Ascendis Health Ltd. (a)	771	1,150
Capitec Bank Holdings Ltd.	111	7,009
Clicks Group Ltd.	436	5,090
Curro Holdings Ltd. (a) (b)	494	1,379
Discover Ltd.	628	6,529
Mediclinic International Plc	131	1,134
Spar Group Ltd.	326	4,024
		26,315
South Korea 8.4%
Amorepacific Corp.	5	1,208
Caregen Co. Ltd.	29	1,954
Celltrion Healthcare Co. Ltd. (a) (b)	60	2,890
Celltrion Inc. (a) (b)	57	7,124
Cosmax Inc. (a)	43	4,734
Medy-Tox Inc. (a)	23	9,828
NCSoft Corp.	17	7,050
Samsung Biologics Co. Ltd. (b) (c)	4	1,284
Seegene Inc. (b)	131	3,163
		39,235
Sri Lanka 1.2%
Commercial Bank of Ceylon Plc	2,143	1,939
John Keells Holdings Plc	3,304	3,507
		5,446
Taiwan 11.3%
AirTAC International Group	435	6,024
Catcher Technology Co. Ltd.	480	4,496
Cub Elecparts Inc. (b)	422	4,997
Eclat Textile Co. Ltd.	251	3,064
eMemory Technology Inc.	555	7,128
Hota Industrial Manufacturing Co. Ltd.	1,629	7,725
Largan Precision Co. Ltd.	52	9,183
President Chain Store Corp.	275	2,322
Sporton International Inc.	734	3,681
Taiwan Liposome Co. Ltd. (b)	301	876
Voltronic Power Technology Corp.	189	3,392
		52,888
Thailand 2.0%
Beauty Community PCL	8,595	4,142
Bumrungrad Hospital PCL	311	2,005
KCE Electronics PCL (a)	745	2,241
Minor International PCL	657	804
		9,192

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Turkey 0.6%
Logo Yazilim Sanayi Ve Ticaret A/S (b)	191	2,905
United Arab Emirates 0.9%
Emaar Malls Group PJSC	3,515	2,229
NMC Health Plc	51	1,892
		4,121
United States of America 0.9%
Globant SA (a) (b)	108	4,308
Vietnam 0.2%
Vietnam Dairy Products JSC	179	1,175
Total Common Stocks (cost $355,541)		447,440
PREFERRED STOCKS 0.8%
Colombia 0.8%
Banco Davivienda SA	319	3,601
Total Preferred Stocks (cost $3,076)		3,601
SHORT TERM INVESTMENTS 9.7%
Investment Companies 3.4%
JNL Government Money Market Fund - Institutional Class, 0.89% (f) (g)	15,672	15,672
	Shares/Par†	Value
Securities Lending Collateral 6.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (g)	29,461	29,461
Total Short Term Investments (cost $45,133)		45,133
Total Investments 106.3% (cost $403,750)		496,174
Other Assets and Liabilities, Net (6.3)%		(29,292)
Total Net Assets 100.0%		$466,882

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $19,089 and 4.1%, respectively.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Fu Shou Yuan International Group Ltd.	09/28/15	$4,013	$3,842	0.8%
		$4,013	$3,842	0.8%

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
HKD/USD	BOA	10/03/17	HKD	1,484	$190	$—
					$190	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Oppenheimer Global Growth Fund
COMMON STOCKS 95.9%
China 2.4%
Baidu.com - Class A - ADR (a)	71	$17,524
JD.com Inc. - Class A - ADR (a)	1,031	39,371
		56,895
Denmark 0.5%
FLSmidth & Co. A/S (b)	194	12,832
France 6.5%
Kering SA	130	51,990
LVMH Moet Hennessy Louis Vuitton SE	253	69,973
Societe Generale SA	588	34,426
		156,389
Germany 7.8%
Allianz SE	211	47,410
Bayer AG	242	33,002
Linde AG	115	23,978
SAP SE	486	53,312
Siemens AG	222	31,302
		189,004
India 2.9%
DLF Ltd.	15,689	39,663
ICICI Bank Ltd. - ADR	2,250	19,259
Zee Entertainment Enterprises Ltd.	1,304	10,403
		69,325
Italy 0.7%
Brunello Cucinelli SpA (b)	304	9,434
Tod's SpA	99	6,996
		16,430
Japan 14.8%
Dai-Ichi Life Holdings Inc.	1,676	30,134
Fanuc Ltd.	92	18,750
KDDI Corp.	1,154	30,465
Keyence Corp.	109	58,106
Kyocera Corp.	470	29,242
Murata Manufacturing Co. Ltd.	372	54,789
NEC Electronics Corp. (a)	722	7,882
Nidec Corp.	459	56,477
Nintendo Co. Ltd.	67	24,624
Suzuki Motor Corp.	488	25,626
TDK Corp.	336	22,902
		358,997
Netherlands 3.2%
Airbus SE	825	78,501
Spain 2.7%
Banco Bilbao Vizcaya Argentaria SA	1,763	15,783
Inditex SA	1,285	48,519
		64,302
Sweden 1.4%
Assa Abloy AB - Class B	1,482	33,897
Switzerland 2.9%
Credit Suisse Group AG	1,159	18,377
Roche Holding AG	53	13,651
UBS Group AG	2,256	38,621
		70,649
United Kingdom 5.3%
Circassia Pharmaceuticals Plc (a) (b)	3,353	3,761
Earthport Plc (a)	8,926	2,981
International Consolidated Airlines Group SA	2,594	20,635
International Game Technology Plc	804	19,726
Shire Plc	216	10,995
TechnipFMC Plc (a)	777	21,640
Unilever Plc	854	49,493
		129,231
United States of America 44.8%
3M Co.	173	36,369
ACADIA Pharmaceuticals Inc. (a) (b)	542	20,426
Adobe Systems Inc. (a)	342	51,017
Aetna Inc.	389	61,930
	Shares/Par†	Value
Alphabet Inc. - Class A (a)	74	71,841
Alphabet Inc. - Class C (a)	71	68,297
Anthem Inc.	246	46,629
Biogen Inc. (a)	83	25,892
BioMarin Pharmaceutical Inc. (a)	122	11,379
Bluebird Bio Inc. (a) (b)	118	16,257
Blueprint Medicines Corp. (a)	184	12,803
Centene Corp. (a)	184	17,849
Citigroup Inc.	1,040	75,646
Colgate-Palmolive Co.	756	55,080
Equifax Inc.	54	5,740
Facebook Inc. - Class A (a)	354	60,469
Fidelity National Financial Inc.	521	24,750
Gilead Sciences Inc.	300	24,325
Goldman Sachs Group Inc.	167	39,533
Intuit Inc.	334	47,458
Ionis Pharmaceuticals Inc. (a) (b)	331	16,803
Loxo Oncology Inc. (a)	80	7,330
MacroGenics Inc. (a)	433	7,996
Maxim Integrated Products Inc.	997	47,544
PayPal Holdings Inc. (a)	454	29,059
S&P Global Inc.	373	58,363
Sage Therapeutics Inc. (a)	201	12,499
Tiffany & Co.	339	31,138
Twitter Inc. (a)	674	11,374
United Parcel Service Inc. - Class B	224	26,957
Walt Disney Co.	342	33,688
Zimmer Biomet Holdings Inc.	230	26,942
		1,083,383
Total Common Stocks (cost $1,678,116)		2,319,835
PREFERRED STOCKS 1.8%
Germany 1.8%
Bayerische Motoren Werke AG	496	44,149
India 0.0%
Zee Entertainment Enterprises Ltd., 6.00%, 03/05/22	2,806	420
Total Preferred Stocks (cost $37,605)		44,569
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	74,859	74,859
Securities Lending Collateral 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	4,142	4,142
Total Short Term Investments (cost $79,001)		79,001
Total Investments 101.0% (cost $1,794,722)		2,443,405
Other Assets and Liabilities, Net (1.0)%		(24,014)
Total Net Assets 100.0%		$2,419,391

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/PIMCO Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 24.9%
BCMSC Trust
Series 1999-A5-B, REMIC, 7.44%, 01/15/20 (a)	6,308	$2,980
CHL Mortgage Pass-Through Trust
Series 2006-2A1-OA5, REMIC, 1.44%, (1M US LIBOR + 0.20%), 04/25/36 (a)	5,106	4,439
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	2,701	2,338
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	4,218	3,284
Countrywide Alternative Loan Trust
Series 2005-A3-38, REMIC, 1.94%, (1M US LIBOR + 0.70%), 09/25/35 (a)	629	589
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	5,314	3,992
Countrywide Asset-Backed Certificates
Series 2006-2A4-20, REMIC, 1.47%, (1M US LIBOR + 0.23%), 09/25/35 (a)	14,200	11,210
Credit-Based Asset Servicing and Securitization LLC
Series 2006-A2C-CB8, REMIC, 1.39%, (1M US LIBOR + 0.15%), 10/25/36 (a)	9,600	7,928
Crestline Denali CLO Ltd.
Series 2013-A1LR-1A, 0.00%, (3M US LIBOR + 1.05%), 10/26/27 (a)	8,250	8,250
Crown Point CLO III Ltd.
Series 2013-A1LR-2A, 0.00%, 12/31/23 (a) (b)	8,200	8,200
CSMC Series
Series 2009-1A2-5R, REMIC, 3.39%, 06/26/36 (a)	6,016	5,602
GE Business Loan Trust
Series 2005-A3-1A, REMIC, 1.48%, (1M US LIBOR + 0.25%), 06/15/33 (a)	6,523	6,392
Series 2005-A-2A, REMIC, 1.47%, (1M US LIBOR + 0.24%), 11/15/33 (a)	4,800	4,728
Series 2006-A-2, REMIC, 1.41%, (1M US LIBOR + 0.18%), 11/15/34 (a)	3,792	3,681
Great Wolf Trust
Interest Only, Series 2017-XCP-WOLF, 0.00%, 12/15/18	34,700	6
Series 2017-A-WOLF, 2.09%, (1M US LIBOR + 0.85%), 09/15/19 (a)	3,600	3,600
Series 2017-B-WOLF, 2.34%, (1M US LIBOR + 1.10%), 09/15/19 (a)	4,600	4,600
JPMorgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 1.40%, (1M US LIBOR + 0.16%), 10/25/36 (a)	3,149	2,997
Securitized Term Auto Receivables Trust
Series 2017-A2A-2A, 1.78%, 01/27/20	8,200	8,200
Starwood Waypoint Homes Trust
Series 2017-A-1, REMIC, 2.20%, (1M US LIBOR + 0.95%), 10/17/19 (a)	5,200	5,202
Series 2017-B-1, REMIC, 2.42%, (1M US LIBOR + 1.17%), 10/17/19 (a)	600	594
Series 2017-C-1, REMIC, 2.65%, (1M US LIBOR + 1.40%), 10/17/19 (a)	2,100	2,078
Series 2017-D-1, REMIC, 3.20%, (1M US LIBOR + 1.95%), 10/17/19 (a)	300	296
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-4A2-OA3, REMIC, 1.59%, 04/25/47 (a)	2,601	2,097
Total Non-U.S. Government Agency Asset-Backed Securities (cost $103,553)		103,283
CORPORATE BONDS AND NOTES 26.2%
Consumer Discretionary 2.4%
Bacardi Ltd.
4.50%, 01/15/21	1,600	1,707
Charter Communications Operating LLC
3.58%, 07/23/20	2,380	2,443
CSC Holdings LLC
8.63%, 02/15/19	600	650
General Motors Co.
2.11%, (3M US LIBOR + 0.80%), 08/07/20 (a)	990	991
iHeartCommunications Inc.
9.00%, 12/15/19	2,300	1,752
Netflix Inc.
3.63%, 05/15/27, EUR	1,020	1,224
	Shares/Par†	Value
QVC Inc.
4.45%, 02/15/25	1,000	1,017
		9,784
Consumer Staples 0.4%
Danone SA
1.69%, 10/30/19	200	199
2.08%, 11/02/21	300	295
Pilgrim's Pride Corp.
5.88%, 09/30/27	32	33
Woolworths Ltd.
4.00%, 09/22/20	1,000	1,040
		1,567
Energy 0.5%
EQT Corp.
2.11%, (3M US LIBOR + 0.77%), 10/01/20 (a)	74	74
2.50%, 10/01/20	2,011	2,018
		2,092
Financials 17.8%
Ally Financial Inc.
6.25%, 12/01/17	2,500	2,514
3.25%, 02/13/18	600	603
3.60%, 05/21/18	1,730	1,741
3.50%, 01/27/19	170	172
Bank of Montreal
0.00%, 10/25/17, CAD (c)	15,200	12,173
Bank of Nova Scotia
0.00%, 10/26/17, CAD (c)	15,200	12,172
British Transco International Finance BV
0.00%, 11/04/21 (c)	2,200	1,968
Canadian Imperial Bank of Commerce
0.00%, 10/31/17, CAD (c)	15,200	12,170
CIT Group Inc.
5.00%, 08/01/23	2,000	2,161
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	500	509
Deutsche Bank AG
4.25%, 10/14/21	1,000	1,047
HSBC Bank Plc
0.00%, 10/31/17, CAD (c)	5,200	4,163
Jefferies Finance LLC
7.38%, 04/01/20	380	391
Macquarie Bank Ltd.
1.69%, (3M US LIBOR + 0.35%), 04/04/19 (a)	4,100	4,100
Navient Corp.
8.00%, 03/25/20	3,295	3,637
OneMain Financial Holdings Inc.
6.75%, 12/15/19	4,020	4,184
Petrobras Global Finance BV
6.13%, 01/17/22	5,900	6,339
7.38%, 01/17/27	1,900	2,093
SLM Corp.
5.50%, 01/15/19	1,540	1,590
Springleaf Finance Corp.
6.00%, 06/01/20	100	105
		73,832
Health Care 0.6%
Actavis Funding SCS
3.00%, 03/12/20	250	255
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19	2,075	2,203
		2,458
Industrials 0.9%
Delta Air Lines Inc.
2.88%, 03/13/20	1,980	2,004
Flextronics International Ltd.
4.63%, 02/15/20	1,090	1,140
Masco Corp.
5.95%, 03/15/22	690	777
		3,921
Information Technology 1.2%
BMC Software Finance Inc.
8.13%, 07/15/21	3,617	3,723

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
NetApp Inc.
2.00%, 09/27/19	17	17
3.30%, 09/29/24	36	36
ViaSat Inc.
5.63%, 09/15/25	1,040	1,049
		4,825
Materials 0.4%
Plum Creek Timberlands LP
4.70%, 03/15/21	1,690	1,811
Real Estate 0.0%
SBA Communications Corp.
4.00%, 10/01/22	42	42
Telecommunication Services 2.0%
Intelsat Jackson Holdings Ltd.
7.25%, 10/15/20	2,100	2,024
Sprint Capital Corp.
6.90%, 05/01/19	300	320
Sprint Spectrum Co. LLC
3.36%, 09/20/21	2,000	2,032
Wind Acquisition Finance SA
7.38%, 04/23/21	3,900	4,056
		8,432
Total Corporate Bonds And Notes (cost $108,747)		108,764
SENIOR LOAN INTERESTS 1.0%
Consumer Staples 0.5%
Refresco Gerber NV
Term Loan B, 0.00%, (3M EURIBOR + 2.75%), 09/26/24, EUR (a) (d)	1,700	2,027
Health Care 0.5%
Air Medical Group Holdings Inc.
Term Loan B-2, 0.00%, (3M LIBOR + 4.25%), 09/26/24 (a) (d)	100	100
Kinetic Concepts Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 01/30/24 (a) (d)	2,000	1,992
		2,092
Total Senior Loan Interests (cost $4,087)		4,119
GOVERNMENT AND AGENCY OBLIGATIONS 16.6%
Sovereign 1.5%
Argentina Bonar Bond
23.13%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (a)	25,700	1,457
Argentina Government International Bond
2.26%, 12/31/38, EUR (e)	730	584
Argentina Republic Government International Bond
3.88%, 01/15/22, EUR	330	397
2.50%, 12/31/38 (e)	140	99
Republic of Argentina
7.82%, 12/31/33, EUR	1,404	1,840
	Shares/Par†	Value
Saudi Arabia Government International Bond
2.88%, 03/04/23	400	397
3.63%, 03/04/28	600	592
4.63%, 10/04/47	600	603
		5,969
U.S. Treasury Securities 15.1%
U.S. Treasury Note
1.88%, 08/31/24	63,800	62,634
Total Government And Agency Obligations (cost $68,996)		68,603
SHORT TERM INVESTMENTS 44.2%
Treasury Securities 11.4%
Argentina Treasury Bill
0.00%, 05/11/18 - 09/28/18	1,690	1,647
U.S. Treasury Bill
1.05%, 12/28/17	45,900	45,785
		47,432
U.S. Government Agency Obligations 32.8%
Federal Home Loan Bank
1.09%, 10/25/17 (f)	3,900	3,897
Federal National Mortgage Association
1.03%, 10/02/17 (f)	132,000	131,993
		135,890
Total Short Term Investments (cost $183,324)		183,322
Total Investments 112.9% (cost $468,707)		468,091
Other Derivative Instruments 0.0%		72
Other Assets and Liabilities, Net (12.9)%		(53,501)
Total Net Assets 100.0%		$414,662

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(b) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) This variable rate senior loan will settle after September 30, 2017. The reference rate and spread presented will go into effect upon settlement.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(f) The security is a direct debt of the agency and not collateralized by mortgages.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Australia Commonwealth Treasury Bond, 10-Year	307	December 2017	AUD	39,200	$48	$(156)

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR, pays quarterly	Receiving	2.25%	12/20/22	60,000	$17	$17

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
CDX.EM.28, pays quarterly	1.00%	12/20/22	(46,200)	$(1,858)	$29	$131
CDX.IG.29, pays quarterly	1.00	12/20/22	(53,200)	1,162	26	96
CDX.NA.HY.28, pays quarterly	5.00	06/20/22	(64,500)	4,978	150	343
				$4,282	$205	$570

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
INR/USD	GSC	12/04/17	INR	271,696	$4,129	$18
MXN/USD	GSC	12/15/17	MXN	111,562	6,053	(9)
RUB/USD	GSC	10/20/17	RUB	120,125	2,081	23
USD/AUD	DUB	11/15/17	AUD	(10,726)	(8,409)	(17)
USD/CAD	CSI	11/15/17	CAD	(50,752)	(40,686)	23
USD/EUR	DUB	11/15/17	EUR	(3,485)	(4,128)	(15)
USD/JPY	GSC	11/15/17	JPY	(1,158,700)	(10,318)	(24)
					$(51,278)	$(1)

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month LIBOR, pays semi-annually	Paying	GSC	2.20%	12/28/22 ‡	206,000	$(120)	$132

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]	Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
CMBX.NA.AAA.10, pays monthly	GSC	N/A	0.50%	11/17/59	$(20,500)	$(209)	$(238)	$29

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

‡The counterparty has the option to cancel this swap agreement on 12/26/2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/PIMCO Real Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.8%
Atlas Senior Loan Fund II Ltd.
Series 2012-AR-2A, 2.54%, (3M US LIBOR + 1.23%), 01/30/24 (a) (b)	900	$901
Banc of America Mortgage Securities Inc.
Series 2005-2A1-E, REMIC, 3.77%, 06/25/35 (a)	90	89
Bayview Opportunity Master Fund IIIB Trust
Series 2017-A1-RN2, 3.47%, 04/28/32 (a) (b)	185	186
BCAP LLC Trust
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (b)	1,203	1,272
Series 2011-12A1-RR5, REMIC, 5.03%, 03/26/37 (a) (b)	885	898
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-3A2-3, REMIC, 3.19%, 05/25/33 (a)	21	22
Series 2003-2A1-9, REMIC, 3.58%, 02/25/34 (a)	172	178
Series 2004-22A1-9, REMIC, 3.86%, 11/25/34 (a)	149	151
Series 2004-22A1-10, REMIC, 3.67%, 01/25/35 (a)	108	109
Series 2005-2A1-1, REMIC, 3.45%, 03/25/35 (a)	219	218
Series 2005-A2-2, REMIC, 3.64%, (12M US LIBOR + 1.95%), 03/25/35 (a)	20	20
Series 2005-A1-5, REMIC, 3.28%, 08/25/35 (a)	25	25
Bear Stearns Alt-A Trust
Series 2005-24A1-10, REMIC, 3.21%, 01/25/36 (a)	397	384
Series 2006-21A1-4, REMIC, 4.24%, 08/25/36 (a)	194	158
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 2.24%, (1M US LIBOR + 1.00%), 08/25/37 (a)	480	481
Series 2005-M2-HE12, REMIC, 1.74%, (1M US LIBOR + 0.50%), 12/25/35 (a)	600	600
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 3.44%, 12/26/46 (a)	524	474
Carlyle Global Market Strategies CLO Ltd.
Series 2015-AA1R-2A, 0.73%, (3M EU EURIBOR + 0.73%), 09/21/29, EUR (a) (b)	250	295
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 3.49%, 02/25/37 (a)	35	35
CIT Mortgage Loan Trust
Series 2007-1A-1, REMIC, 2.59%, (1M US LIBOR + 1.35%), 08/25/24 (a) (b)	4,537	4,584
Citigroup Mortgage Loan Trust Inc.
Series 2005-A1-6, REMIC, 2.69%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.10%), 08/25/35 (a)	29	30
Series 2005-A2-6, REMIC, 3.18%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.15%), 08/25/35 (a)	36	37
Series 2005-2A2B-3, REMIC, 3.45%, 08/25/35 (a)	188	140
Series 2007-A3A-AMC2, REMIC, 1.32%, (1M US LIBOR + 0.08%), 01/25/37 (a)	77	50
Series 2007-A3A-AHL3, REMIC, 1.30%, (1M US LIBOR + 0.06%), 05/25/37 (a)	162	128
Series 2007-22AA-10, REMIC, 3.74%, 09/25/37 (a)	971	901
Series 2005-M3-HE4, REMIC, 1.70%, (1M US LIBOR + 0.46%), 10/25/35 (a)	3,422	2,983
Series 2006-A1-AMC1, REMIC, 1.38%, (1M US LIBOR + 0.15%), 09/25/36 (a) (b)	2,249	2,151
Series 2015-1A1-2, REMIC, 1.43%, (1M US LIBOR + 0.20%), 06/25/47 (a) (b)	5,194	5,088
College Loan Corp. Trust
Series 2007-A1-2, 1.56%, (3M US LIBOR + 0.25%), 01/25/24 (a)	800	787
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-11A1-12, REMIC, 3.49%, 08/25/34 (a)	145	139
Series 2004-5A-HYB7, REMIC, 3.22%, 11/20/34 (a)	96	97
	Shares/Par†	Value
Series 2004-2A1-HYB5, REMIC, 3.48%, 04/20/35 (a)	111	116
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-2A1-AR3, REMIC, 3.34%, 04/25/34 (a)	101	103
Credit Suisse Mortgage Capital Certificates
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (a)	795	373
Credit Suisse Mortgage Trust
Series 2015-2A2-12R, REMIC, 1.73%, (1M US LIBOR + 0.50%), 11/30/37 (a) (b)	2,300	1,789
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 1.36%, (1M US LIBOR + 0.12%), 07/25/37 (a) (b)	136	94
CVP Cascade CLO Ltd.
Series 2013-A1R-CLO1, 2.45%, (3M US LIBOR + 1.15%), 01/16/26 (a) (b)	900	900
CWABS Asset-Backed Certificates Trust
Series 2005-MV3-11, REMIC, 1.77%, (1M US LIBOR + 0.53%), 02/25/36 (a)	4,100	4,089
Eaton Vance CDO X Plc
Series 2007-A2-10X, 1.55%, (3M US LIBOR + 0.24%), 02/22/27 (a)	44	44
Series 2007-VFNU-10X, 1.61%, (3M US LIBOR + 0.30%), 02/22/27 (a) (c)	92	92
Eurosail-UK 2007-3bl Plc
Series 2007-A3A-3X, 1.25%, (3M GB LIBOR + 0.95%), 06/13/45, GBP (a)	1,670	2,196
Series 2007-A3C-3A, 1.25%, (3M GB LIBOR + 0.17%), 06/13/45, GBP (a) (b)	575	755
Finn Square CLO Ltd.
Series 2012-A1R-1A, 2.54%, (3M US LIBOR + 1.21%), 12/24/23 (a) (b)	339	340
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 1.55%, (1M US LIBOR + 0.31%), 07/25/36 (a)	2,930	2,770
First NLC Trust
Series 2007-A1-1, REMIC, 1.31%, (1M US LIBOR + 0.07%), 08/25/37 (a) (b)	301	193
Flagship VII Ltd.
Series 2013-A1R-7A, 2.43%, (3M US LIBOR + 1.12%), 01/20/26 (a) (b)	4,400	4,403
Fortress Credit BSL II Ltd.
Series 2013-A1FR-2A, 2.46%, (3M US LIBOR + 1.15%), 10/19/25 (a) (b)	2,900	2,900
Grifonas Finance Plc
Series 1-A, 0.01%, (3M EU EURIBOR + 0.28%), 08/28/39, EUR (a)	941	928
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20 (b)	4,300	4,546
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 3.57%, 01/25/35 (a)	114	116
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 3.33%, 04/19/34 (a)	214	216
Hildene CLO II Ltd.
Series 2014-AR-2A, 2.49%, (3M US LIBOR + 1.18%), 07/19/26 (a) (b)	9,600	9,614
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 1.57%, (1M US LIBOR + 0.33%), 10/25/35 (a)	377	363
IndyMac INDA Mortgage Loan Trust
Series 2005-2A1-AR1, REMIC, 3.72%, 11/25/35 (a)	218	216
IndyMac INDX Mortgage Loan Trust
Series 2005-4A1-AR1, REMIC, 3.35%, 03/25/35 (a)	349	353
Series 2005-A1-16IP, REMIC, 1.88%, (1M US LIBOR + 0.64%), 07/25/45 (a)	191	178
Jamestown CLO V Ltd.
Series 2014-AR-5A, 2.52%, (3M US LIBOR + 1.22%), 01/17/27 (a) (b)	5,500	5,512
JPMorgan Mortgage Acquisition Trust
Series 2007-AV3-CH2, REMIC, 1.36%, (1M US LIBOR + 0.12%), 10/25/33 (a)	413	413
JPMorgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 3.68%, 07/25/35 (a)	126	130

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Series 2005-7A1-A6, REMIC, 3.60%, 08/25/35 (a)	231	235
Series 2005-2A1-A6, REMIC, 3.72%, 08/25/35 (a)	171	174
Series 2005-4A1-A6, REMIC, 3.72%, 09/25/35 (a)	36	36
Series 2008-1A1-R2, REMIC, 3.04%, 07/27/37 (a) (b)	529	543
Jubilee CLO BV
Series 2015-AR-15A, 0.00%, (3M EU EURIBOR + 0.84%), 07/12/28, EUR (a) (b)	1,000	1,182
Long Beach Mortgage Loan Trust
Series 2006-1A1-WL1, REMIC, 1.70%, (1M US LIBOR + 0.46%), 01/25/36 (a)	730	731
Marche Mutui Srl
Series 6-A-1, 1.92%, (3M EU EURIBOR + 2.25%), 07/27/19, EUR (a)	117	138
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 3.18%, 12/25/33 (a)	364	368
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 1.99%, (1M US LIBOR + 0.75%), 10/25/35 (a)	86	78
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 3.11%, 02/25/33 (a)	142	144
Series 2004-2A2-A1, REMIC, 3.34%, 02/25/34 (a)	207	216
Series 2005-2A-2, REMIC, 3.48%, 10/25/35 (a)	236	241
Morgan Stanley ABS Capital I Inc. Trust
Series 2007-A1-HE6, REMIC, 1.30%, (1M US LIBOR + 0.06%), 05/25/37 (a)	105	73
Series 2004-M3-NC7, REMIC, 2.21%, (1M US LIBOR + 0.98%), 07/25/34 (a)	582	548
Series 2005-M2-HE2, REMIC, 1.90%, (1M US LIBOR + 0.66%), 01/25/35 (a)	1,338	1,305
MortgageIT Trust
Series 2004-M2-2, REMIC, 2.24%, (1M US LIBOR + 1.01%), 12/25/34 (a)	633	616
Navient Student Loan Trust
Series 2016-A-7A, 2.39%, (1M US LIBOR + 1.15%), 12/25/28 (a) (b)	2,532	2,563
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 1.68%, (1M US LIBOR + 0.45%), 10/07/20 (a)	1,116	1,119
Series 2010-2A-R3, REMIC, 1.79%, (1M US LIBOR + 0.56%), 12/08/20 (a)	2,378	2,389
Nomura Home Equity Loan Inc.
Series 2005-M3-FM1, REMIC, 2.00%, (1M US LIBOR + 0.77%), 05/25/35 (a)	2,735	2,449
OAKC Mortgage Trust
Series 2013-A1R-9A, 2.32%, (3M US LIBOR + 1.01%), 10/20/25 (a) (b)	5,300	5,300
OneMain Financial Issuance Trust
Series 2014-A-2A, 2.47%, 12/18/17 (b)	1,230	1,232
Palmer Square CLO Ltd.
Series 2013-A1AR-2A, 2.52%, (3M US LIBOR + 1.22%), 10/17/27 (a) (b)	3,800	3,830
Penta CLO II BV
Series 2015-AR-2A, 0.79%, (3M EU EURIBOR + 0.79%), 08/04/28, EUR (a) (b)	1,000	1,183
Provident Funding Mortgage Loan Trust
Series 2003-A-1, REMIC, 3.29%, 08/25/33 (a)	112	115
RASC Trust
Series 2005-M2-KS11, REMIC, 1.66%, (1M US LIBOR + 0.42%), 12/25/35 (a)	500	484
Series 2006-M1-KS3, REMIC, 1.57%, (1M US LIBOR + 0.33%), 04/25/36 (a)	1,000	965
Residential Asset Mortgage Products Inc.
Series 2004-MII1-RS2, REMIC, 2.11%, (1M US LIBOR + 0.87%), 02/25/34 (a)	853	833
Residential Asset Securitization Trust
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	27	27
Shackleton IV CLO Ltd.
Series 2013-AR-4A, 2.42%, (3M US LIBOR + 1.12%), 01/13/25 (a) (b)	600	600
SLM Private Education Loan Trust
Series 2013-A2A-B, 1.85%, 03/15/19 (b)	2,240	2,241
	Shares/Par†	Value
SLM Student Loan Trust
Series 2008-A-9, 2.81%, (3M US LIBOR + 1.50%), 10/25/17 (a)	2,994	3,023
Series 2007-A3-3, REMIC, 1.35%, (3M US LIBOR + 0.04%), 04/25/19 (a)	2,561	2,556
Stanwich Mortgage Loan Co.
Series 2016-NOTE-NPA1, REMIC, 3.84%, 11/16/19 (a) (b)	3,965	3,969
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-4A1-1, REMIC, 3.45%, 02/25/34 (a)	335	343
Series 2004-5A-18, REMIC, 3.58%, 12/25/34 (a)	155	154
Structured Asset Mortgage Investments II Trust
Series 2004-1A1-AR5, REMIC, 1.90%, (1M US LIBOR + 0.66%), 10/19/34 (a)	22	21
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2007-2A2-BC3, REMIC, 1.38%, (1M US LIBOR + 0.14%), 06/25/37 (a)	255	255
SWAN Trust
Series 10-A-1, 2.90%, (ASX Australian Bank Bill Short Term Rates 1M Mid + 1.30%), 04/25/41, AUD (a)	134	105
Symphony CLO VIII LP
Series 2012-AR-8A, 2.40%, (3M US LIBOR + 1.10%), 01/09/23 (a) (b)	2,851	2,856
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 5.97%, 09/25/36 (a)	473	58
Thornburg Mortgage Securities Trust
Series 2005-A3-1, REMIC, 3.06%, 04/25/45 (a)	276	280
Series 2006-A2B-4, REMIC, 3.16%, 07/25/36 (a)	237	233
TICP CLO Ltd.
Series 2014-A1AR-2A, 2.47%, (3M US LIBOR + 1.16%), 07/20/26 (a) (b)	8,300	8,311
US Residential Opportunity Fund III Trust
Series 2016-A-3III, 3.60%, 10/27/18 (b) (d)	1,151	1,151
Vibrant CLO Ltd.
Series 2013-A1BR-2A, 2.21%, (3M US LIBOR + 0.90%), 07/24/24 (a) (b)	5,500	5,500
VOLT LV LLC
Series 2017-A1-NPL2, 3.50%, 03/25/47 (b) (d)	543	544
VOLT LVII LLC
Series 2017-A1-NPL4, 3.38%, 04/25/47 (b) (d)	1,649	1,652
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/47 (b) (d)	3,300	3,303
Vornado DP LLC Trust
Series 2010-A2FX-VNO, 4.00%, 09/13/20 (b)	4,600	4,832
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2003-A5-AR1, REMIC, 2.73%, 03/25/33 (a)	68	69
Series 2003-A7-AR5, REMIC, 3.06%, 06/25/33 (a)	171	180
Series 2003-2A-AR9, REMIC, 3.36%, 09/25/33 (a)	184	186
Series 2005-3A1-AR10, REMIC, 3.47%, 08/25/35 (a)	60	56
Series 2005-2A1-AR14, REMIC, 3.17%, 12/25/35 (a)	153	151
Series 2006-1A-AR9, REMIC, 1.89%, 08/25/46 (a)	3,013	2,803
Series 2007-1A-OA4, REMIC, 1.66%, 05/25/47 (a)	388	371
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A1-AA, REMIC, 3.04%, 12/25/34 (a)	167	170
Series 2006-3A1-AR8, REMIC, 3.17%, 04/25/36 (a)	589	594
Total Non-U.S. Government Agency Asset-Backed Securities (cost $140,792)		143,037
CORPORATE BONDS AND NOTES 6.0%
Consumer Discretionary 0.0%
Time Warner Cable Inc.
8.25%, 04/01/19	100	109
5.00%, 02/01/20	200	211
		320

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Consumer Staples 0.2%
BAT Capital Corp.
1.91%, (3M US LIBOR + 0.59%), 08/14/20 (a) (b)	3,100	3,103
Energy 0.6%
El Paso Corp.
7.25%, 06/01/18	200	207
Enbridge Inc.
2.02%, (3M US LIBOR + 0.70%), 06/15/20 (a)	5,500	5,541
Petrobras International Finance Co.
8.38%, 12/10/18	700	748
Regency Energy Partners LP
5.75%, 09/01/20	100	109
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (d)	100	108
Spectra Energy Partners LP
2.02%, (3M US LIBOR + 0.70%), 06/05/20 (a)	5,300	5,346
		12,059
Financials 4.4%
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	500	512
4.63%, 10/30/20	400	426
Ally Financial Inc.
6.25%, 12/01/17	7,300	7,341
3.25%, 02/13/18	9,700	9,740
3.75%, 11/18/19	200	204
American Honda Finance Corp.
1.67%, (3M US LIBOR + 0.35%), 11/05/21 (a)	2,100	2,100
Bank of America NA
1.75%, 06/05/18	6,500	6,505
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	3,900	4,042
Deutsche Bank AG
4.25%, 10/14/21	7,000	7,331
Dexia Credit Local SA
2.38%, 09/20/22 (b)	3,900	3,889
Diamond 1 Finance Corp.
3.48%, 06/01/19 (b)	200	204
General Motors Financial Co. Inc.
3.10%, 01/15/19	100	101
2.35%, 10/04/19	100	100
2.57%, (3M US LIBOR + 1.27%), 10/04/19 (a)	100	101
Goldman Sachs Group Inc.
2.52%, (3M US LIBOR + 1.20%), 09/15/20 (a)	5,800	5,906
ING Bank NV
2.63%, 12/05/22 (b)	2,000	2,019
John Deere Capital Corp.
1.61%, (3M US LIBOR + 0.29%), 06/22/20 (a)	7,000	7,011
KBC Bank NV
8.00%, (USD Swap Semi 30/360 (>2-10Y) 5Y + 7.10%), 01/25/23 (a)	400	406
Macquarie Bank Ltd.
1.69%, (3M US LIBOR + 0.35%), 04/04/19 (a) (b)	2,900	2,900
MetLife Inc.
6.82%, 08/15/18	200	209
Mitsubishi UFJ Financial Group Inc.
3.20%, (3M US LIBOR + 1.88%), 03/01/21 (a)	2,700	2,806
Navient Corp.
5.88%, 03/25/21	100	105
Petrobras Global Finance BV
6.13%, 01/17/22	4,600	4,942
4.38%, 05/20/23	100	99
8.75%, 05/23/26	300	361
6.00%, 01/27/28 (b)	3,619	3,614
6.63%, 01/16/34, GBP	200	275
Petrobras International Finance Co.
5.38%, 01/27/21	100	106
Royal Bank of Scotland Group Plc
4.70%, 07/03/18	100	102
Royal Bank of Scotland Plc
6.93%, 04/09/18, EUR	800	979
Santander Holdings USA Inc.
2.77%, (3M US LIBOR + 1.45%), 11/24/17 (a)	300	301
SLM Corp.
5.50%, 01/15/19	1,600	1,652
	Shares/Par†	Value
Synchrony Financial
2.71%, (3M US LIBOR + 1.40%), 11/09/17 (a)	500	501
Toronto-Dominion Bank
2.25%, 03/15/21 (b)	3,000	3,006
UBS AG
1.64%, (3M US LIBOR + 0.32%), 12/07/18 (a) (b)	5,400	5,411
1.90%, (3M US LIBOR + 0.58%), 06/08/20 (a) (b)	5,400	5,421
Volkswagen Group of America Finance LLC
1.78%, (3M US LIBOR + 0.47%), 05/22/18 (a) (b)	500	500
2.13%, 05/23/19 (b)	1,000	1,000
2.45%, 11/20/19 (b)	200	201
		92,429
Health Care 0.0%
Celgene Corp.
2.30%, 08/15/18	100	101
Industrials 0.1%
International Lease Finance Corp.
5.88%, 04/01/19	1,400	1,475
6.25%, 05/15/19	400	426
8.25%, 12/15/20	500	585
Ryder System Inc.
2.45%, 09/03/19	100	101
		2,587
Information Technology 0.0%
VMware Inc.
2.30%, 08/21/20	300	301
2.95%, 08/21/22	300	301
3.90%, 08/21/27	200	202
		804
Real Estate 0.2%
Akelius Residential Property AB
3.38%, 09/23/20, EUR	100	129
American Tower Corp.
2.80%, 06/01/20	200	203
Unibail-Rodamco SE
2.07%, (3M US LIBOR + 0.77%), 04/16/19 (a)	3,500	3,488
		3,820
Telecommunication Services 0.5%
AT&T Inc.
1.95%, (3M US LIBOR + 0.65%), 01/15/20 (a)	1,700	1,707
2.25%, (3M US LIBOR + 0.95%), 07/15/21 (a)	5,000	5,055
5.15%, 02/14/50	1,700	1,713
5.30%, 08/14/58	500	504
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (b)	100	102
Telefonica Emisiones SAU
5.88%, 07/15/19	400	426
		9,507
Total Corporate Bonds And Notes (cost $123,493)		124,730
SENIOR LOAN INTERESTS 0.1%
Energy 0.1%
Petroleo Global Trading BV
Term Loan, 3.45%, (6M LIBOR + 2.14%), 02/19/20 (a) (e)	1,000	966
Total Senior Loan Interests (cost $967)		966
GOVERNMENT AND AGENCY OBLIGATIONS 121.5%
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corp.
Series FK-3172, REMIC, 1.68%, (1M US LIBOR + 0.45%), 08/15/33 (a) (f)	434	435
Series T-1A1-62, REMIC, 2.03%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 10/25/44 (a) (f)	312	314
Series T-1A1-63, REMIC, 2.03%, 02/25/45 (a) (f)	236	236
Federal National Mortgage Association
Series 2007-A1-73, REMIC, 1.30%, (1M US LIBOR + 0.06%), 07/25/37 (a) (f)	121	116
Government National Mortgage Association
Series 2017-FB-H10, 2.55%, (12M US LIBOR + 0.75%), 04/20/67 (a) (f)	2,695	2,781
		3,882

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Mortgage-Backed Securities 3.6%
Federal Home Loan Mortgage Corp.
3.15%, (6M US LIBOR +/- MBS spread), 07/01/36 (a) (g)	184	192
3.13%, (12M US LIBOR +/- MBS spread), 09/01/36 (a) (g)	186	192
3.32%, (12M US LIBOR +/- MBS spread), 10/01/36 (a) (g)	88	92
1.68%, (1M US LIBOR +/- MBS spread), 09/15/42 (a) (g)	6,206	6,239
Federal National Mortgage Association
2.77%, (12M US LIBOR +/- MBS spread), 11/01/35 (a) (g)	18	19
3.46%, (12M US LIBOR +/- MBS spread), 03/01/36 (a) (g)	41	43
3.76%, (12M US LIBOR +/- MBS spread), 06/01/36 (a) (g)	16	16
TBA, 3.50%, 11/15/47 - 12/15/47 (h)	67,400	69,321
		76,114
Municipal 0.0%
Tobacco Settlement Finance Authority
7.47%, 06/01/47	295	288
Non-U.S. Government Agency Asset-Backed Securities 0.2%
SLM Student Loan Trust
Series 2003-A5-2, 0.00%, (3M EU EURIBOR + 0.26%), 12/15/23, EUR (a)	226	267
Series 2004-A5-2, 0.00%, (3M EU EURIBOR + 0.18%), 01/25/24, EUR (a)	1,569	1,848
Series 2003-A5-5, 0.00%, (3M EU EURIBOR + 0.27%), 06/17/24, EUR (a)	748	880
South Carolina Student Loan Corp.
Series A3-2005, 1.46%, (3M US LIBOR + 0.14%), 12/01/23 (a)	1,300	1,297
		4,292
Sovereign 5.9%
Argentina POM Politica Monetaria
27.00%, (Argentina Central Bank 7D Repurchase Rate), 06/21/20, ARS (a)	39,200	2,389
Argentina Republic Government International Bond
6.88%, 01/26/27 (i)	5,000	5,399
Autonomous Community of Catalonia, Spain
4.95%, 02/11/20, EUR	1,800	2,233
Brazil Letras do Tesouro Nacional
0.00%, 01/01/18, BRL (j)	77,600	24,073
0.00%, 07/01/18, BRL (j)	230,000	68,989
Development Bank of Japan Inc.
2.13%, 09/01/22 (b)	1,900	1,852
Japan Bank for International Cooperation
2.38%, 07/21/22	1,000	1,003
Mexico Bonos
7.75%, 05/29/31, MXN	3,891	226
Mexico Bonos de Proteccion al Ahorro
7.16%, (Mexico Treasuries Reference Yield 182 Days CETES), 01/04/18, MXN (a)	194,700	10,879
Peru Government International Bond
6.15%, 08/12/32, PEN (b)	16,600	5,312
		122,355
Treasury Inflation Indexed Securities 107.5%
Australia Government Inflation Indexed Bond
3.00%, 09/20/25, AUD (k)	4,000	4,342
Canada Government Real Return Inflation Indexed Bond
4.25%, 12/01/26, CAD (l)	5,645	6,051
Corp. Andina de Fomento Inflation Indexed Note
3.95%, 10/15/21, MXN (l)	11,637	642
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
1.65%, 04/23/20, EUR (l)	1,001	1,250
0.10%, 05/15/22, EUR (b) (l)	2,957	3,542
Japan Government CPI Indexed Bond
0.10%, 03/10/24 - 03/10/27, JPY (l)	2,134,598	19,800
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25, NZD (k)	14,500	11,220
3.00%, 09/20/30, NZD (k)	2,500	2,111
	Shares/Par†	Value
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/22 (h) (l)	7,549	7,546
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/18 (l) (m)	1,168	1,176
1.38%, 07/15/18 (l) (m)	1,237	1,257
0.13%, 04/15/19 - 07/15/26 (l) (m)	29,452	29,142
1.88%, 07/15/19 (l) (m)	22,241	23,158
1.38%, 01/15/20 (h) (l) (m)	92,822	96,100
1.25%, 07/15/20 (h) (l)	47,793	49,772
0.13%, 04/15/20 - 01/15/23 (h) (l)	525,442	526,625
0.13%, 07/15/24 (l)	65,190	64,497
0.25%, 01/15/25 (l)	42,859	42,410
2.38%, 01/15/25 (h) (l)	247,608	282,660
0.38%, 07/15/23 - 07/15/25 (h) (l)	187,067	189,056
0.63%, 01/15/24 - 01/15/26 (h) (l)	192,157	194,931
2.00%, 01/15/26 (l)	100,368	112,788
2.38%, 01/15/27 (l) (m)	3,035	3,544
0.38%, 07/15/27 (l)	9,006	8,912
1.75%, 01/15/28 (l)	14,068	15,732
3.63%, 04/15/28 (l)	89,067	116,496
2.50%, 01/15/29 (l)	51,842	62,518
3.88%, 04/15/29 (l)	14,077	19,132
2.13%, 02/15/40 (l)	44,973	56,519
2.13%, 02/15/41 (l) (m)	6,371	8,050
0.75%, 02/15/42 (h) (l)	10,476	10,104
0.63%, 07/15/21 - 02/15/43 (l) (m)	27,170	27,631
1.38%, 02/15/44 (h) (l)	78,690	86,670
0.75%, 02/15/45 (l)	31,481	29,980
1.00%, 02/15/46 (h) (l)	48,721	49,352
0.88%, 02/15/47 (l)	14,917	14,679
United Kingdom Inflation Indexed Bond
0.13%, 03/22/26 - 11/22/65, GBP (l)	43,976	74,195
		2,253,590
U.S. Government Agency Obligations 0.0%
Small Business Administration Participation Certificates
5.29%, 12/01/27	418	446
U.S. Treasury Securities 4.1%
U.S. Treasury Note
1.88%, 04/30/22 (m)	300	300
1.88%, 07/31/22 (h)	41,200	41,097
1.88%, 08/31/24	35,500	34,851
2.25%, 08/15/27	9,900	9,827
		86,075
Total Government And Agency Obligations (cost $2,565,351)		2,547,042
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Co. - Series L, 7.50% (n) (o)	1	657
Total Preferred Stocks (cost $500)		657
SHORT TERM INVESTMENTS 3.0%
Certificates of Deposit 1.5%
Barclays Bank Plc
1.78%, (3M US LIBOR + 0.46%), 03/16/18 (a)	4,500	4,507
1.83%, (3M US LIBOR + 0.47%), 05/17/18 (a)	5,600	5,610
1.94%, 09/04/18	6,000	6,004
Norinchukin Bank
2.02%, (3M US LIBOR + 0.72%), 10/11/17 (a)	12,500	12,502
Sumitomo Mitsui Trust Bank Ltd.
2.01%, (3M US LIBOR + 0.71%), 10/06/17 (a)	3,600	3,600
		32,223
Securities Lending Collateral 0.2%
Securities Lending Cash Collateral Fund LLC, 1.02% (p) (q)	3,393	3,393
Treasury Securities 1.3%
Argentina Treasury Bill
0.00%, 10/13/17 - 09/28/18	4,730	4,683
Brazil Letras do Tesouro Nacional
0.00%, 04/01/18, BRL	21,300	6,501
Japan Treasury Bill
0.00%, 11/06/17, JPY	1,580,000	14,043
U.S. Treasury Bill
1.07%, 11/09/17 (m)	314	314

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
1.15%, 01/04/18 (m)	1,000	997
1.11%, 01/18/18 (m)	3	3
		26,541
Total Short Term Investments (cost $62,484)		62,157
Total Investments 137.4% (cost $2,893,587)		2,878,589
Total Purchased Options 0.0% (cost $1,229)		747
Other Derivative Instruments (0.5)%		(10,698)
Other Assets and Liabilities, Net (36.9)%		(772,859)
Total Net Assets 100.0%		$2,095,779

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $139,289 and 6.6%, respectively.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) The variable rate for this government and agency collateralized mortgage obligation is determined based on the tranches of the underlying mortgage-backed security pools' cash flows into securities which have varying coupon and principle payback profiles. Tranches pay an interest rate determined by a formula set forth in the security’s offering documents. The variable interest rate may reset periodically and is generally tied to a major market reference rate. The variable rate can also be affected by the current weighted average coupon.

(g) The variable rate for this government and agency mortgage-backed security (“MBS”) is determined by a formula in the security's offering documents. The rate is affected by the MBS pass-through rate which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

(h) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2017, the total payable for investments purchased on a delayed delivery basis was $1,615,404.

(i) All or portion of the security was on loan.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Treasury inflation indexed note, par amount is not adjusted for inflation.

(l) Treasury inflation indexed note, par amount is adjusted for inflation.

(m) All or a portion of the security is pledged or segregated as collateral.

(n) Perpetual security.

(o) Convertible security.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Euro-Bobl	15	December 2017	EUR	1,974	$1	$(8)
Euro-Bund	(12)	December 2017	EUR	(1,952)	(3)	23
Japanese Government Bond, 10-Year	(24)	December 2017	JPY	(3,631,191)	(19)	205
U.K. Long Gilt	(534)	December 2017	GBP	(67,768)	(179)	2,184
U.S. Treasury Long Bond	(269)	December 2017		(41,655)	(8)	548
U.S. Treasury Note, 10-Year	(293)	December 2017		(37,105)	69	388
U.S. Treasury Note, 2-Year	(425)	January 2018		(91,916)	53	242
U.S. Treasury Note, 5-Year	(692)	December 2017		(81,852)	114	542
					$28	$4,124

Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month Canada Bankers Acceptance, pays semi-annually	Paying	1.75%	09/17/19	CAD	185,100	$—	$(216)
3-Month Canada Bankers Acceptance, pays semi-annually	Paying	1.45%	12/13/19	CAD	16,400	1	5
3-Month LIBOR, pays quarterly	Receiving	1.25%	06/21/19		15,100	4	24
3-Month LIBOR, pays quarterly	Receiving	2.00%	12/20/19		13,200	6	44
3-Month LIBOR, pays quarterly	Receiving	2.80%	10/28/25		5,380	2	(45)
3-Month LIBOR, pays quarterly	Receiving	1.85%	07/27/26		8,000	—	240
3-Month LIBOR, pays quarterly	Receiving	2.00%	07/27/26		62,100	3	270
3-Month LIBOR, pays quarterly	Receiving	2.40%	12/07/26		82,600	(6)	72
3-Month LIBOR, pays quarterly	Receiving	1.75%	12/21/26		43,890	56	3,154
3-Month LIBOR, pays quarterly	Receiving	2.97%	10/25/48		3,000	(8)	(228)
3-Month LIBOR, pays quarterly	Receiving	2.95%	11/19/48		2,000	(6)	(143)
3-Month LIBOR, pays quarterly	Receiving	2.95%	12/12/48		2,000	(6)	(143)
3-Month LIBOR, pays quarterly	Receiving	2.75%	12/19/48		670	(2)	(36)
3-Month LIBOR, pays semi-annually	Paying	1.25%	06/15/18		12,700	—	(80)
3-Month LIBOR, pays semi-annually	Paying	2.68%	10/25/23		18,600	(26)	410
3-Month LIBOR, pays semi-annually	Paying	2.67%	11/19/23		8,000	(11)	170
3-Month LIBOR, pays semi-annually	Paying	2.68%	12/12/23		8,000	(11)	170
3-Month LIBOR, pays semi-annually	Paying	2.50%	12/19/23		14,300	(19)	297
3-Month LIBOR, pays semi-annually	Paying	2.25%	12/21/46		14,300	33	521
3-Month LIBOR, pays semi-annually	Paying	1.75%	06/21/47		5,300	12	(14)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index	Paying / Receiving Floating Rate	Fixed Rate	Expiration	Notional†		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
3-Month LIBOR, pays semi-annually	Paying	2.75%	12/20/47		15,940	41	(9)
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.30%	03/20/28	JPY	300,000	(2)	9
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	0.45%	03/20/29	JPY	4,960,000	(23)	22
6-Month British Bankers' Association Yen LIBOR, pays semi-annually	Receiving	1.50%	12/21/45	JPY	50,000	(1)	5
6-Month GBP LIBOR, pays semi-annually	Receiving	1.50%	03/21/28	GBP	15,400	(31)	561
6-Month GBP LIBOR, pays semi-annually	Receiving	1.75%	03/21/48	GBP	11,500	(46)	(18)
Federal Funds Effective Rate, pays annually	Receiving	2.00%	12/15/47		7,600	(26)	259
France CPI Excluding Tobacco, pays annually	Paying	1.44%	06/15/27	EUR	9,500	12	(31)
Harmonised Index of Consumer Prices, pays annually	Paying	1.39%	12/15/26	EUR	960	1	(3)
Mexican Interbank Rate, pays monthly	Paying	7.20%	06/05/24	MXN	94,700	3	89
Mexican Interbank Rate, pays monthly	Paying	8.04%	12/17/26	MXN	110,300	2	427
Mexican Interbank Rate, pays monthly	Paying	7.73%	02/25/27	MXN	92,300	2	114
Mexican Interbank Rate, pays monthly	Paying	7.20%	06/11/27	MXN	22,500	—	1
Mexican Interbank Rate, pays monthly	Paying	8.31%	11/28/36	MXN	27,700	—	15
Mexican Interbank Rate, pays monthly	Paying	7.48%	06/18/37	MXN	24,410	—	14
U.K. Retail Price Index, pays annually	Receiving	3.59%	10/15/46	GBP	1,850	(3)	43
U.K. Retail Price Index, pays annually	Paying	3.19%	04/15/30	GBP	2,700	1	104
U.K. Retail Price Index, pays annually	Paying	3.35%	05/15/30	GBP	9,400	3	40
U.K. Retail Price Index, pays annually	Paying	3.40%	06/15/30	GBP	14,100	5	130
U.K. Retail Price Index, pays annually	Paying	3.33%	08/15/30	GBP	9,200	3	71
U.K. Retail Price Index, pays annually	Paying	3.30%	12/15/30	GBP	3,600	1	127
U.K. Retail Price Index, pays annually	Paying	3.14%	04/15/31	GBP	6,600	1	250
U.K. Retail Price Index, pays annually	Paying	3.10%	06/15/31	GBP	7,200	1	197
U.K. Retail Price Index, pays annually	Paying	3.53%	10/15/31	GBP	10,360	3	10
U.K. Retail Price Index, pays annually	Paying	3.47%	09/15/32	GBP	11,170	3	(27)
US CPURNSA, pays annually	Receiving	1.01%	10/16/17		3,700	—	(10)
US CPURNSA, pays annually	Receiving	1.71%	04/27/18		18,400	(4)	(52)
US CPURNSA, pays annually	Receiving	2.03%	11/23/20		6,700	(4)	(10)
US CPURNSA, pays annually	Receiving	2.02%	11/25/20		6,300	(3)	(8)
US CPURNSA, pays annually	Receiving	1.55%	07/26/21		4,500	(4)	(51)
US CPURNSA, pays annually	Receiving	1.60%	09/12/21		3,550	(3)	(43)
US CPURNSA, pays annually	Receiving	2.50%	07/15/22		20,800	(20)	(150)
US CPURNSA, pays annually	Paying	1.94%	04/27/19		18,400	2	97
US CPURNSA, pays annually	Paying	1.73%	07/26/26		4,500	8	78
US CPURNSA, pays annually	Paying	1.80%	09/12/26		3,550	6	66
US CPURNSA, pays annually	Paying	1.78%	09/15/26		3,100	5	57
US CPURNSA, pays annually	Paying	2.07%	07/25/27		7,200	14	(52)
US CPURNSA, pays annually	Paying	2.18%	09/20/27		3,570	7	8
US CPURNSA, pays annually	Paying	2.15%	09/25/27		3,500	7	(4)
						$(17)	$6,798

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - purchase protection[1]
CDX.NA.HY.28, pays quarterly	5.00%	06/20/22	25,070	$(1,935)	$(45)	$(254)
CDX.NA.HY.29, pays quarterly	5.00	12/20/22	9,700	(760)	(24)	(44)
iTraxx Europe Series 26, pays quarterly	1.00	12/20/21	10,800	(315)	(6)	(124)
iTraxx Europe Series 28, pays quarterly	1.00	12/20/22	7,200	(190)	(5)	(1)
				$(3,200)	$(80)	$(423)

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
90-Day Eurodollar Future	Put	98.25	03/19/18	243	$14
90-Day Eurodollar Future	Put	98.25	03/19/18	314	18
90-Day Eurodollar Future	Put	98.25	03/19/18	551	31
					$63

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Interest Rate Swaptions
3-Month LIBOR ‡	DUB	Call	2.15%	06/15/18	2,050,000	$30
3-Month LIBOR ‡	DUB	Call	2.15	06/15/18	2,800,000	41
3-Month LIBOR ‡	DUB	Put	2.15	06/15/18	2,800,000	292
3-Month LIBOR ‡	DUB	Put	2.15	06/15/18	2,050,000	214
3-Month LIBOR ‡	MSC	Put	2.77	07/16/18	12,700,000	107
						$684

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Exchange Traded Future Options
10-Year U.S. Treasury Note Future	Call	128.00	10/27/17	92	$(4)
10-Year U.S. Treasury Note Future	Call	127.50	11/24/17	184	(32)
10-Year U.S. Treasury Note Future	Put	126.00	10/27/17	92	(88)
10-Year U.S. Treasury Note Future	Put	125.00	10/27/17	165	(64)
10-Year U.S. Treasury Note Future	Put	125.50	10/27/17	92	(59)
10-Year U.S. Treasury Note Future	Put	126.00	10/27/17	91	(87)
90-Day Eurodollar Future	Call	98.75	03/19/18	314	(6)
90-Day Eurodollar Future	Call	98.75	03/19/18	243	(5)
90-Day Eurodollar Future	Call	98.75	03/19/18	551	(10)
U.S. Treasury Long Bond Future	Put	151.00	10/27/17	67	(37)
U.S. Treasury Long Bond Future	Put	151.00	10/27/17	3	(2)
					$(394)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †		Value
Foreign Currency Options
Euro versus USD	SCB	Call	1.20	10/06/17	EUR	6,108,000	$(2)
							$(2)
Inflation - Capped/Floor Options
Cap - CPURNSA Index	JPM	Call	4.00	04/22/24		19,400,000	$(6)
Cap - CPURNSA Index	JPM	Call	4.00	05/16/24		1,700,000	(1)
Floor - CPURNSA Index	BNP	Call	0.00	03/01/18		2,800,000	—
Floor - CPURNSA Index	CIT	Call	0.00	09/29/20		3,100,000	—
Floor - CPURNSA Index	DUB	Call	0.00	01/22/18		3,700,000	—
Floor - CPURNSA Index	JPM	Call	0.00	03/24/20		21,100,000	(47)
Floor - CPURNSA Index	JPM	Call	0.00	10/02/20		8,600,000	(27)
							$(81)
Options on Securities
Federal National Mortgage Association, 3.50%, 10/15/47, TBA	JPM	Call	103.41	10/05/17		9,000,000	$(1)
Federal National Mortgage Association, 3.50%, 10/15/47, TBA	JPM	Call	103.72	10/05/17		32,000,000	—
Federal National Mortgage Association, 3.50%, 10/15/47, TBA	JPM	Call	103.61	10/05/17		9,000,000	—
Federal National Mortgage Association, 3.50%, 10/15/47, TBA	JPM	Put	102.61	10/05/17		9,000,000	(1)
Federal National Mortgage Association, 3.50%, 10/15/47, TBA	JPM	Put	102.72	10/05/17		32,000,000	(7)
							$(9)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
ARS/USD	JPM	12/13/17	ARS	37,738	$2,096	$12
ARS/USD	CIT	12/20/17	ARS	8,645	479	(5)
ARS/USD	MSC	02/14/18	ARS	39,948	2,145	15
AUD/USD	ANZ	10/03/17	AUD	18,233	14,302	(16)
BRL/USD	BNP	10/03/17	BRL	59,900	18,913	1,046
BRL/USD	DUB	10/03/17	BRL	103,500	32,680	1,476
BRL/USD	MSC	10/03/17	BRL	15,425	4,870	80
BRL/USD	MSC	11/03/17	BRL	15,425	4,849	(57)
CAD/USD	BOA	10/03/17	CAD	15,220	12,198	2
EUR/USD	BOA	10/03/17	EUR	10,432	12,329	99
GBP/USD	JPM	10/03/17	GBP	1,161	1,556	(18)
GBP/USD	JPM	10/03/17	GBP	58,564	78,476	98
GBP/USD	SCB	10/03/17	GBP	1,409	1,888	(21)
INR/USD	CSI	12/04/17	INR	483,382	7,346	(33)
JPY/USD	CIT	10/03/17	JPY	2,104,907	18,706	46
MXN/USD	CIT	12/15/17	MXN	2,423	131	(3)
MXN/USD	UBS	12/15/17	MXN	2,398	130	(3)
MXN/USD	BNP	03/01/18	MXN	123,300	6,615	400

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
NZD/USD	CIT	10/03/17	NZD	18,454	13,329	58
RUB/USD	DUB	10/20/17	RUB	312,573	5,414	(1)
USD/ARS	BNP	02/14/18	ARS	(16,166)	(868)	(14)
USD/ARS	JPM	02/14/18	ARS	(10,959)	(588)	(10)
USD/AUD	BNP	10/03/17	AUD	(18,233)	(14,302)	234
USD/AUD	ANZ	11/02/17	AUD	(18,233)	(14,296)	17
USD/BRL	BNP	10/03/17	BRL	(114,500)	(36,152)	(2,378)
USD/BRL	JPM	10/03/17	BRL	(48,900)	(15,440)	(1,057)
USD/BRL	MSC	10/03/17	BRL	(15,425)	(4,870)	56
USD/BRL	BOA	11/03/17	BRL	(4,422)	(1,390)	(2)
USD/BRL	BNP	01/03/18	BRL	(5,060)	(1,578)	(177)
USD/BRL	DUB	01/03/18	BRL	(63,400)	(19,777)	(2,113)
USD/BRL	JPM	01/03/18	BRL	(9,140)	(2,851)	(325)
USD/BRL	CIT	04/03/18	BRL	(16,000)	(4,937)	(108)
USD/BRL	MSC	04/03/18	BRL	(5,300)	(1,636)	(55)
USD/BRL	BNP	07/03/18	BRL	(71,800)	(21,912)	(1,427)
USD/BRL	BOA	07/03/18	BRL	(4,400)	(1,343)	(45)
USD/BRL	CIT	07/03/18	BRL	(21,000)	(6,409)	(161)
USD/BRL	DUB	07/03/18	BRL	(69,200)	(21,119)	(1,280)
USD/BRL	JPM	07/03/18	BRL	(55,900)	(17,060)	(544)
USD/BRL	MSC	07/03/18	BRL	(7,700)	(2,350)	(92)
USD/CAD	BOA	10/03/17	CAD	(394)	(316)	4
USD/CAD	JPM	10/03/17	CAD	(354)	(284)	9
USD/CAD	SCB	10/03/17	CAD	(14,472)	(11,598)	(3)
USD/CAD	BOA	11/02/17	CAD	(15,220)	(12,200)	(2)
USD/EUR	CIT	10/03/17	EUR	(1,365)	(1,613)	(11)
USD/EUR	JPM	10/03/17	EUR	(10,432)	(12,329)	273
USD/EUR	BOA	11/02/17	EUR	(10,432)	(12,349)	(100)
USD/GBP	BNP	10/03/17	GBP	(43,795)	(58,685)	(2,151)
USD/GBP	BNP	10/03/17	GBP	(5,148)	(6,898)	49
USD/GBP	DUB	10/03/17	GBP	(3,303)	(4,426)	52
USD/GBP	JPM	10/03/17	GBP	(4,807)	(6,441)	67
USD/GBP	SCB	10/03/17	GBP	(4,081)	(5,469)	60
USD/GBP	JPM	11/02/17	GBP	(57,738)	(77,447)	(62)
USD/INR	BNP	12/04/17	INR	(97,004)	(1,474)	17
USD/INR	CIT	12/04/17	INR	(116,389)	(1,769)	(5)
USD/JPY	JPM	10/03/17	JPY	(349,200)	(3,103)	38
USD/JPY	SCB	10/03/17	JPY	(1,755,707)	(15,603)	601
USD/JPY	CIT	11/02/17	JPY	(2,104,907)	(18,735)	(49)
USD/JPY	CIT	11/06/17	JPY	(600,000)	(5,341)	103
USD/JPY	JPM	11/06/17	JPY	(580,000)	(5,163)	101
USD/JPY	MSC	11/06/17	JPY	(400,000)	(3,561)	71
USD/KRW	BNP	12/04/17	KRW	(1,138)	(1)	—
USD/KRW	DUB	12/04/17	KRW	(4,101,237)	(3,584)	18
USD/KRW	JPM	12/04/17	KRW	(1,889,412)	(1,651)	9
USD/MXN	BNP	12/15/17	MXN	(208,329)	(11,304)	199
USD/MXN	CIT	12/15/17	MXN	(9,261)	(503)	1
USD/MXN	BNP	03/01/18	MXN	(123,300)	(6,615)	(719)
USD/NZD	JPM	10/03/17	NZD	(18,454)	(13,329)	33
USD/NZD	CIT	11/02/17	NZD	(18,454)	(13,321)	(57)
USD/RUB	CSI	10/20/17	RUB	(311,107)	(5,389)	(58)
					$(270,927)	$(7,818)

OTC Interest Rate Swap Agreements
Floating Rate Index	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate	Expiration	Notional †	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
US CPURNSA, pays annually	Receiving	DUB	2.32%	11/16/17	12,300	$—	$(693)
US CPURNSA, pays annually	Receiving	DUB	2.50%	07/15/22	5,700	129	(686)
US CPURNSA, pays annually	Receiving	DUB	2.56%	05/08/23	11,800	—	(1,175)
US CPURNSA, pays annually	Paying	MSC	2.06%	05/12/25	23,000	—	210
US CPURNSA, pays annually	Paying	MSC	1.81%	09/20/26	1,400	—	(38)
						$129	$(2,382)

OTC Credit Default Swap Agreements
Reference Entity	Counterparty	Implied Credit Spread [3]		Fixed Receive/ Pay Rate[6]	Expiration	Notional †,5	Value[4]	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
CMBX.NA.AAA.8, pays monthly	DUB	N/A	%	0.50%	10/17/57	$(4,400)	$17	$(229)	$246
CMBX.NA.AAA.8, pays monthly	MLP	N/A		0.50	10/17/57	(1,000)	4	(70)	74
Federative Republic of Brazil, 4.25%, 01/07/25, pays quarterly	CGM	1.36		1.00	06/20/21	(400)	(4)	(34)	30
Federative Republic of Brazil, 4.25%, 01/07/25, pays quarterly	CGM	1.75		1.00	06/20/22	(1,800)	(60)	(114)	54
Federative Republic of Brazil, 4.25%, 01/07/25, pays quarterly	CSI	1.36		1.00	06/20/21	(1,100)	(14)	(76)	62
Federative Republic of Brazil, 4.25%, 01/07/25, pays quarterly	DUB	1.36		1.00	06/20/21	(800)	(10)	(69)	59
Federative Republic of Brazil, 4.25%, 01/07/25, pays quarterly	JPM	1.36		1.00	06/20/21	(600)	(8)	(42)	34
						$(10,100)	$(75)	$(634)	$559

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
INVESTMENT COMPANIES
iShares iBoxx $ High Yield Corporate Bond ETF, pays quarterly	BOA	3-Month LIBOR +0.00%	09/20/18	2,500	$1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF, pays quarterly	JPM	3-Month LIBOR +0.00%	09/20/18	2,500	—
					$1

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

‡The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust’s Board of Trustees.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/PPM America Floating Rate Income Fund (a)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.8%
American Express Credit Account Secured Note Trust
Series 2012-C-4, 2.03%, (1M US LIBOR + 0.80%), 10/16/17 (b) (c)	13,145	$13,147
American Express Issuance Trust
Series 2013-C-1, 1.93%, (1M US LIBOR + 0.70%), 03/15/18 (b)	633	634
American Express Issuance Trust II
Series 2013-B-1, 1.68%, (1M US LIBOR + 0.45%), 03/15/18 (b)	515	515
AmeriCredit Automobile Receivables Trust
Series 2017-A2B-1, 1.53%, (1M US LIBOR + 0.30%), 05/18/20 (b)	3,507	3,507
Chase Issuance Trust
Series 2012-A10-A10, 1.49%, (1M US LIBOR + 0.26%), 12/15/17 (b)	3,500	3,501
CNH Equipment Trust
Series 2016-A2B-B, 1.63%, (1M US LIBOR + 0.40%), 10/15/19 (b)	1,168	1,169
GM Financial Automobile Leasing Trust
Series 2016-A2B-1, 1.84%, (1M US LIBOR + 0.60%), 07/20/18 (b)	122	122
Mercedes-Benz Master Owner Trust
Series 2016-A-AA, 1.81%, (1M US LIBOR + 0.58%), 05/15/18 (b) (c)	5,119	5,133
Westlake Automobile Receivables Trust
Series 2016-A2B-1A, 2.28%, (1M US LIBOR + 1.05%), 01/15/19 (b) (c)	293	293
Total Non-U.S. Government Agency Asset-Backed Securities (cost $28,015)		28,021
CORPORATE BONDS AND NOTES 3.6%
Consumer Discretionary 0.8%
AMC Entertainment Holdings Inc.
6.13%, 05/15/27	1,438	1,423
American Greetings Corp.
7.88%, 02/15/25 (c)	807	874
ARAMARK Services Inc.
5.13%, 01/15/24	204	216
Beazer Homes USA Inc.
5.75%, 06/15/19	1,000	1,038
Churchill Downs Inc.
5.38%, 12/15/21	420	433
GLP Capital LP
5.38%, 11/01/23 - 04/15/26	489	535
Live Nation Entertainment Inc.
5.38%, 06/15/22 (c)	646	671
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (c)	1,756	1,876
Numericable - SFR SA
7.38%, 05/01/26 (c)	1,490	1,610
PVH Corp.
4.50%, 12/15/22	229	234
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	131	145
Sally Holdings LLC
5.63%, 12/01/25	494	506
Seminole Hard Rock Entertainment Inc.
5.88%, 05/15/21 (c)	427	431
Sirius XM Radio Inc.
5.38%, 07/15/26 (c)	1,000	1,051
Springs Industries Inc.
6.25%, 06/01/21	471	486
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (c)	1,000	1,067
		12,596
Consumer Staples 0.3%
Hearthside Group Holdings LLC
6.50%, 05/01/22 (c)	1,281	1,313
JBS Investments GmbH
7.25%, 04/03/24 (c)	1,500	1,495
	Shares/Par†	Value
Spectrum Brands Inc.
5.75%, 07/15/25	952	1,018
		3,826
Energy 0.4%
Antero Resources Corp.
5.13%, 12/01/22	221	226
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	1,000	1,074
Parsley Energy LLC
5.25%, 08/15/25 (c)	475	482
Regency Energy Partners LP
5.88%, 03/01/22	876	969
5.00%, 10/01/22	81	88
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	1,000	1,067
Summit Midstream Holdings LLC
5.75%, 04/15/25	500	509
Transocean Proteus Ltd.
6.25%, 12/01/24 (c)	1,425	1,498
Trinidad Drilling Ltd.
6.63%, 02/15/25 (c)	706	663
		6,576
Financials 0.3%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	201	214
Altice Financing SA
6.63%, 02/15/23 (c)	500	530
Diamond 1 Finance Corp.
5.88%, 06/15/21 (c)	1,000	1,045
Navient Corp.
6.50%, 06/15/22	1,263	1,339
Stena AB
7.00%, 02/01/24 (c)	979	937
Stena International SA
5.75%, 03/01/24 (c)	519	473
		4,538
Health Care 0.4%
Centene Corp.
6.13%, 02/15/24	460	497
Community Health Systems Inc.
6.25%, 03/31/23	1,000	985
HCA Inc.
3.75%, 03/15/19	623	636
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (c)	827	857
Hologic Inc.
5.25%, 07/15/22 (c)	401	420
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (c)	356	395
Mallinckrodt International Finance SA
5.75%, 08/01/22 (c)	1,500	1,467
Tenet Healthcare Corp.
6.75%, 06/15/23	540	518
Valeant Pharmaceuticals International Inc.
5.88%, 05/15/23 (c)	1,000	882
		6,657
Industrials 0.6%
ACCO Brands Corp.
5.25%, 12/15/24 (c)	840	870
AECOM
5.13%, 03/15/27	2,000	2,067
Aircastle Ltd.
5.00%, 04/01/23	1,000	1,071
4.13%, 05/01/24	1,000	1,035
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (c)	500	539
Bombardier Inc.
6.00%, 10/15/22 (c)	773	749
7.50%, 03/15/25 (c)	403	403
Builders FirstSource Inc.
5.63%, 09/01/24 (c)	476	502
Meritor Inc.
6.25%, 02/15/24	500	531

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Terex Corp.
5.63%, 02/01/25 (c)	1,000	1,053
		8,820
Information Technology 0.2%
Entegris Inc.
6.00%, 04/01/22 (c)	750	782
NXP BV
5.75%, 03/15/23 (c)	242	253
Sanmina Corp.
4.38%, 06/01/19 (c)	750	770
SS&C Technologies Holdings Inc.
5.88%, 07/15/23	464	489
		2,294
Materials 0.5%
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (c)	1,000	1,058
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (c)	952	988
Hexion Inc.
10.38%, 02/01/22 (c)	1,000	958
Koppers Inc.
6.00%, 02/15/25 (c)	645	690
Olin Corp.
5.13%, 09/15/27	1,000	1,046
Scotts Miracle-Gro Co.
5.25%, 12/15/26	166	175
Signode Industrial Group Lux SA
6.38%, 05/01/22 (c)	1,000	1,036
Silgan Holdings Inc.
4.75%, 03/15/25 (c)	1,000	1,031
		6,982
Real Estate 0.0%
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	503	546
Telecommunication Services 0.1%
CenturyLink Inc.
7.50%, 04/01/24	594	615
Sprint Corp.
7.13%, 06/15/24	624	702
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (c)	727	739
		2,056
Utilities 0.0%
AES Corp.
5.50%, 04/15/25	500	526
Total Corporate Bonds And Notes (cost $53,383)		55,417
SENIOR LOAN INTERESTS 91.8%
Consumer Discretionary 23.5%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 3.49%, (3M LIBOR + 2.25%), 02/15/24 (b)	2,507	2,503
Term Loan B-3, 3.58%, (3M LIBOR + 2.25%), 02/15/24 (b)	1,599	1,596
24 Hour Fitness Worldwide Inc.
Term Loan B, 5.05%, (3M LIBOR + 3.75%), 05/18/21 (b)	2,910	2,897
Acosta Holdco Inc.
Term Loan, 4.48%, (3M LIBOR + 3.25%), 09/26/21 (b)	2,810	2,479
Advantage Sales and Marketing Inc.
1st Lien Term Loan , 4.48%, (3M LIBOR + 3.25%), 07/11/21 (b)	7	7
1st Lien Term Loan , 4.55%, (3M LIBOR + 3.25%), 07/11/21 (b)	2,700	2,536
2nd Lien Term Loan, 7.73%, (3M LIBOR + 6.50%), 07/10/22 (b)	900	805
Allied Universal Holdco LLC
Term Loan, 5.08%, (3M LIBOR + 3.75%), 07/28/22 (b)	4,933	4,916
AMAYA Holdings BV
Term Loan B, 4.83%, (3M LIBOR + 3.50%), 08/01/21 (b)	8,298	8,319
	Shares/Par†	Value
AMC Entertainment Inc.
Term Loan, 3.48%, (1M LIBOR + 2.25%), 04/30/20 (b)	2,018	2,012
Term Loan B, 3.48%, (3M LIBOR + 2.25%), 12/15/23 (b)	766	762
American Axle & Manufacturing Inc.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 03/10/24 (b)	3,357	3,347
American Tire Distributors Holdings Inc.
Term Loan, 5.48%, (1M LIBOR + 4.25%), 10/01/21 (b)	3,638	3,670
Bass Pro Group LLC
Term Loan B, 6.23%, (3M LIBOR + 5.00%), 11/15/23 - 04/01/24 (b)	2,800	2,635
Bombardier Recreational Products Inc.
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 06/30/23 (b)	3,734	3,746
Boyd Gaming Corp.
Term Loan B-3, 3.69%, (3M LIBOR + 2.50%), 09/15/23 (b)	4,681	4,694
Burlington Coat Factory Warehouse Corp.
Term Loan B-4, 3.99%, (3M LIBOR + 2.75%), 08/13/21 (b)	1,793	1,796
Caesars Entertainment Operating Co.
Term Loan B-7, 0.00%, 01/26/18 (d) (e) (f)	3,522	4,491
Term Loan, 0.00%, (3M LIBOR + 2.50%), 04/03/24 (b) (g)	6,416	6,417
Caesars Entertainment Resort Properties LLC
Term Loan B, 4.74%, (3M LIBOR + 3.50%), 10/11/20 (b)	6,129	6,136
Caesars Growth Properties Holdings LLC
Term Loan, 4.24%, (3M LIBOR + 3.00%), 05/08/21 (b)	3,075	3,078
CBS Radio Inc.
Term Loan B, 4.74%, (3M LIBOR + 3.50%), 10/06/23 (b)	2,522	2,539
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/01/24 (b) (g)	1,500	1,502
Centerplate Inc.
Term Loan A, 4.98%, (1M LIBOR + 3.75%), 11/13/19 (b) (f)	1,339	1,339
Term Loan A, 7.00%, (US Prime Rate + 2.75%), 11/13/19 (b) (f)	109	109
Charter Communications Operating LLC
Term Loan E, 3.24%, (1M LIBOR + 2.00%), 07/01/20 (b)	2,716	2,724
Term Loan F, 3.24%, (1M LIBOR + 2.00%), 01/03/21 (b)	454	455
Term Loan I, 3.49%, (1M LIBOR + 2.25%), 01/15/24 (b)	1,135	1,139
CityCenter Holdings LLC
Term Loan B, 3.74%, (1M LIBOR + 2.50%), 04/14/24 (b)	2,205	2,214
Coinamatic Canada Inc.
1st Lien Term Loan, 4.48%, (3M LIBOR + 3.25%), 05/13/22 (b)	329	330
Constellis Holdings LLC
1st Lien Term Loan, 6.33%, (1M LIBOR + 5.00%), 04/17/24 (b)	3,550	3,554
Creative Artists Agency LLC
1st Lien Term Loan B, 4.73%, (3M LIBOR + 3.50%), 02/09/24 (b)	2,240	2,246
CS Intermediate Holdco 2 LLC
Term Loan B, 3.58%, (3M LIBOR + 2.25%), 11/02/23 (b)	1,578	1,583
CSC Holdings LLC
1st Lien Term Loan, 3.48%, (3M LIBOR + 2.25%), 07/15/25 (b)	7,895	7,844
CWGS Group LLC
Term Loan, 4.98%, (1M LIBOR + 3.75%), 11/02/23 (b)	3,150	3,162
Term Loan, 4.99%, (1M LIBOR + 3.75%), 11/02/23 (b)	34	34
Dealer Tire LLC
Term Loan B, 5.06%, (1M LIBOR + 3.75%), 12/22/21 - 10/26/23 (b)	1,173	1,182
Term Loan B, 5.12%, (1M LIBOR + 3.75%), 10/26/23 (b)	534	538

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Delta 2 Lux SARL
Term Loan B-3, 4.24%, (3M LIBOR + 3.00%), 07/30/21 (b)	8,137	8,183
Dragon Merger Sub LLC
1st Lien Term Loan, 5.31%, (1M LIBOR + 4.00%), 07/12/24 (b)	1,500	1,510
Dynacast International LLC
Term Loan B, 4.58%, (3M LIBOR + 3.25%), 01/28/22 (b)	1,079	1,084
Eldorado Resorts LLC
Term Loan B, 3.56%, (1M LIBOR + 2.25%), 03/15/24 (b)	1,863	1,861
Entercom Radio LLC
Term Loan, 4.73%, (3M LIBOR + 3.50%), 10/26/23 (b)	67	67
Term Loan, 4.74%, (3M LIBOR + 3.50%), 10/26/23 (b)	787	789
Term Loan, 6.75%, (3M LIBOR + 3.50%), 10/26/23 (b)	5	5
Equinox Holdings Inc.
Term Loan B, 4.48%, (1M LIBOR + 3.25%), 03/10/24 (b)	748	751
ESH Hospitality Inc.
Term Loan B, 3.74%, (1M LIBOR + 2.50%), 08/30/23 (b)	6,060	6,082
Expro FinServices SARL
Term Loan, 6.07%, (3M LIBOR + 4.75%), 08/11/21 (b)	3,404	2,202
FGI Operating Co. LLC
Term Loan, 5.50%, (1M LIBOR + 4.25%), 04/19/19 (b)	2,858	2,186
Fitness International LLC
Term Loan B, 7.50%, (3M LIBOR + 3.50%), 07/01/20 (b)	5,918	5,946
Four Seasons Hotels Ltd.
1st Lien Term Loan, 3.74%, (3M LIBOR + 2.50%), 06/27/20 (b)	2,521	2,538
Garda World Security Corp.
Term Loan, 5.31%, (3M LIBOR + 4.00%), 05/12/24 (b)	3,630	3,662
Term Loan, 7.25%, (US Prime Rate + 3.00%), 05/12/24 (b)	9	9
HD Supply Waterworks Ltd.
Term Loan B, 4.46%, (3M LIBOR + 0.03%), 07/19/24 (b)	1,125	1,126
Helix Gen Funding LLC
Term Loan B, 5.08%, (3M LIBOR + 3.75%), 03/02/24 (b)	5,146	5,199
Hilton Worldwide Finance LLC
Term Loan B-2, 3.23%, (3M LIBOR + 2.00%), 10/25/23 (b)	7	7
Term Loan B-2, 3.24%, (3M LIBOR + 2.00%), 10/25/23 (b)	2,844	2,855
Hudson's Bay Co.
Term Loan B, 4.52%, (3M LIBOR + 3.25%), 09/30/20 (b)	1,696	1,645
iHeartCommunications Inc.
Term Loan D, 8.08%, (1M LIBOR + 6.75%), 01/30/19 (b)	9,000	6,935
Information Resources Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 4.25%), 01/15/24 (b)	5,067	5,110
Inmar Holdings Inc.
1st Lien Term Loan, 4.77%, (3M LIBOR + 3.50%), 04/25/24 (b)	2,130	2,127
Intrawest Resort Holdings Inc.
Term Loan B-1, 4.49%, (3M LIBOR + 3.25%), 06/28/24 (b)	1,253	1,258
Intrawest Resorts Holdings Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.25%), 06/28/24 (b) (g)	400	402
Term Loan B-1, 4.49%, (3M LIBOR + 3.25%), 06/28/24 (b)	2,372	2,383
Jo-Ann Stores Inc.
Term Loan, 6.39%, (3M LIBOR + 5.00%), 09/29/23 (b)	2,102	2,005
	Shares/Par†	Value
La Quinta Intermediate Holdings LLC
Term Loan B, 4.05%, (3M LIBOR + 2.75%), 04/14/21 (b)	6,902	6,919
Landry's Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 09/07/23 (b) (g)	4,166	4,187
Term Loan B, 3.98%, (3M LIBOR + 3.25%), 09/20/23 (b)	2,999	3,013
Term Loan B, 4.01%, (3M LIBOR + 3.25%), 09/20/23 (b)	2,094	2,105
Las Vegas Sands LLC
Term Loan B, 3.23%, (3M LIBOR + 2.00%), 03/20/24 (b)	2,898	2,909
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 4.80%, (3M LIBOR + 3.50%), 12/24/21 (b)	1,750	1,628
2nd Lien Term Loan, 8.05%, (3M LIBOR + 6.75%), 06/23/23 (b) (f)	287	282
Lions Gate Entertainment Corp.
1st Lien Term Loan, 4.24%, (3M LIBOR + 3.00%), 10/12/23 (b)	2,499	2,518
Live Nation Entertainment Inc.
Term Loan B-3, 3.50%, (3M LIBOR + 2.25%), 10/26/23 (b)	3,714	3,720
LTF Merger Sub Inc.
Term Loan B, 4.32%, (3M LIBOR + 3.00%), 06/22/22 (b)	5,850	5,865
LTI Holdings Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 4.75%), 05/17/24 (b)	2,840	2,854
MA FinanceCo. LLC
Term Loan B-2, 3.81%, (3M LIBOR + 2.50%), 11/19/21 (b)	2,595	2,591
MGM Growth Properies Operating Partnership LP
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 04/20/23 (b)	2,624	2,631
Michaels Stores Inc.
Term Loan B-1, 3.98%, (3M LIBOR + 2.75%), 01/27/23 (b)	3,754	3,750
Mohegan Tribal Gaming Authority
Term Loan B, 5.24%, (3M LIBOR + 4.00%), 10/30/23 (b)	3,573	3,605
NPC International Inc.
1st Lien Term Loan, 4.74%, (3M LIBOR + 3.50%), 04/05/24 (b)	730	737
Numericable Group SA
Term Loan B-11, 4.06%, (3M LIBOR + 2.75%), 07/31/25 (b)	5,172	5,145
Numericable US LLC
Term Loan B-10, 4.56%, (3M LIBOR + 3.25%), 01/14/25 (b)	6,650	6,667
NVA Holdings Inc.
1st Lien Term Loan B-2, 4.83%, (1M LIBOR + 3.50%), 08/14/21 (b)	709	714
Party City Holdings Inc.
Term Loan, 4.30%, (3M LIBOR + 3.00%), 08/06/22 (b)	312	313
Term Loan, 4.32%, (3M LIBOR + 3.00%), 08/06/22 - 08/19/22 (b)	4,328	4,345
Petco Animal Supplies Inc.
Term Loan B, 4.31%, (3M LIBOR + 3.00%), 01/12/23 (b)	4,549	3,744
PetSmart Inc.
Term Loan B-2, 4.24%, (3M LIBOR + 3.00%), 03/11/22 (b)	6,155	5,191
Planet Fitness Holdings LLC
Incremental Term Loan, 4.24%, (1M LIBOR + 3.00%), 03/31/21 (b)	1,951	1,960
Incremental Term Loan, 4.30%, (1M LIBOR + 3.00%), 03/31/21 (b)	729	733
Playa Resorts Holding BV
Term Loan B, 4.32%, (3M LIBOR + 3.00%), 04/07/24 (b)	2,190	2,175
ProQuest LLC
Term Loan B, 4.98%, (3M LIBOR + 3.75%), 10/24/21 (b)	2,956	2,984

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Regal Cinemas Corp.
Term Loan, 3.23%, (3M LIBOR + 2.00%), 04/01/22 (b)	2,593	2,578
Sally Holdings LLC
Term Loan B-1, 3.75%, (3M LIBOR + 2.50%), 07/05/24 (b)	1,200	1,197
Term Loan B-2, 4.50%, 07/05/24	2,220	2,214
Scientific Games International Inc.
Term Loan B-4, 4.51%, (3M LIBOR + 3.25%), 08/14/24 (b)	4,545	4,549
Seminole Hard Rock Entertainment Inc.
Term Loan B, 4.08%, (3M LIBOR + 2.75%), 05/15/20 (b)	800	801
Serta Simmons Bedding LLC
1st Lien Term Loan, 4.80%, (3M LIBOR + 3.50%), 10/21/23 (b)	6,081	5,894
1st Lien Term Loan, 4.81%, (3M LIBOR + 3.50%), 10/21/23 (b)	1,681	1,629
ServiceMaster Co.
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 11/08/23 (b)	8,258	8,283
Sinclair Television Group Inc.
Term Loan B-2, 3.49%, (3M LIBOR + 2.25%), 01/06/24 (b)	2,379	2,382
Spin Holdco Inc.
Term Loan B, 5.01%, (3M LIBOR + 3.75%), 11/14/22 (b)	3,720	3,736
SRAM LLC
Incremental Term Loan, 6.25%, (US Prime Rate + 2.00%), 03/15/24 (b)	3,024	3,024
Staples Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 08/09/24 (b) (g)	2,616	2,603
Station Casinos LLC
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 05/24/23 (b)	6,428	6,430
TI Group Automotive Systems LLC
Term Loan, 3.98%, (3M LIBOR + 2.75%), 06/25/22 (b)	3,537	3,540
Trader Corp.
Term Loan B, 4.58%, (3M LIBOR + 3.25%), 09/28/23 (b)	1,796	1,792
Travelport Finance (Luxembourg) SARL
Term Loan, 4.06%, (3M LIBOR + 2.75%), 09/02/21 (b)	7,147	7,136
Tribune Media Co.
Term Loan, 4.24%, (3M LIBOR + 3.00%), 12/27/20 (b)	264	265
Term Loan C, 4.24%, (3M LIBOR + 3.00%), 01/20/24 (b)	3,296	3,299
Truck Hero Inc.
1st Lien Term Loan, 5.33%, (3M LIBOR + 4.00%), 05/17/24 (b)	3,550	3,544
UFC Holdings LLC
1st Lien Term Loan, 4.49%, (3M LIBOR + 3.25%), 07/22/23 (b)	4,720	4,737
Univision Communications Inc.
Term Loan C-5, 3.98%, (3M LIBOR + 2.75%), 03/15/24 (b)	9,417	9,329
USS Ultimate Holdings Inc.
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.75%), 08/11/24 (b)	400	404
Vivid Seats Ltd.
1st Lien Term Loan, 5.24%, (3M LIBOR + 4.00%), 06/27/24 (b)	2,993	2,985
WASH Multifamily Laundry Systems LLC
1st Lien Term Loan, 4.48%, (3M LIBOR + 3.25%), 05/15/22 (b)	1,876	1,882
WaveDivision Holdings LLC
Term Loan B, 4.03%, (3M LIBOR + 3.00%), 08/08/19 (b)	4,924	4,924
WideOpenWest Finance LLC
Term Loan B, 4.48%, (3M LIBOR + 3.25%), 08/19/23 (b)	8,129	8,108
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 4.49%, (3M LIBOR + 3.25%), 03/19/21 (b)	6,243	6,278
	Shares/Par†	Value
WMG Acquisition Corp.
Term Loan D, 3.74%, (3M LIBOR + 2.50%), 11/01/23 (b)	3,761	3,768
		359,859
Consumer Staples 2.8%
Albertsons LLC
Term Loan B-6, 4.32%, (3M LIBOR + 3.00%), 06/22/23 (b)	2,749	2,639
American Seafoods Group LLC
1st Lien Term Loan, 4.49%, (3M LIBOR + 3.25%), 07/27/23 (b)	385	386
1st Lien Term Loan, 4.57%, (3M LIBOR + 3.25%), 07/27/23 (b)	1,925	1,927
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.75%), 01/26/24 (b)	5,462	5,228
2nd Lien Term Loan, 8.74%, (3M LIBOR + 7.50%), 01/27/25 (b)	628	599
Coty Inc.
Term Loan B, 3.73%, (1M LIBOR + 2.50%), 10/27/22 (b)	1,056	1,051
Del Monte Foods Inc.
1st Lien Term Loan, 6.50%, (US Prime Rate + 2.25%), 01/26/21 (b)	1,930	1,651
2nd Lien Term Loan, 8.69%, (6M LIBOR + 7.25%), 07/26/21 (b)	500	248
Diamond (BC) BV
Term Loan, 4.32%, (1M LIBOR + 3.00%), 07/24/24 (b)	3,130	3,119
Dole Food Co. Inc.
Term Loan B, 0.00%, (1M LIBOR + 2.75%), 10/25/18 (b) (g)	—	—
Term Loan B, 4.01%, (1M LIBOR + 2.75%), 03/22/24 (b)	1,290	1,294
Term Loan B, 4.02%, (1M LIBOR + 2.75%), 03/22/24 (b)	645	647
Term Loan B, 4.05%, (1M LIBOR + 2.75%), 03/22/24 (b)	108	108
Galleria Co.
Term Loan B, 4.25%, (3M LIBOR + 3.00%), 10/21/22 (b)	1,133	1,129
Hearthside Group Holdings LLC
Replacement Term Loan, 4.24%, (3M LIBOR + 3.00%), 06/02/21 (b)	3,538	3,545
Hostess Brands LLC
Term Loan, 3.74%, (3M LIBOR + 2.50%), 08/03/22 (b)	4,014	4,026
JBS USA LLC
Term Loan B, 3.76%, (3M LIBOR + 2.50%), 10/30/22 (b)	12	12
Term Loan B, 3.80%, (3M LIBOR + 2.50%), 06/30/24 (b)	4,776	4,716
Pinnacle Foods Finance LLC
Term Loan B, 3.23%, (3M LIBOR + 2.00%), 01/30/24 (b)	570	571
Portillo's Holdings LLC
1st Lien Term Loan, 5.83%, (3M LIBOR + 4.50%), 08/01/21 (b) (f)	2,918	2,925
US Foods Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 06/27/23 (b)	6,739	6,778
		42,599
Energy 2.9%
Arctic LNG Carriers Ltd.
Term Loan, 5.74%, (3M LIBOR + 4.50%), 04/21/23 (b)	2,130	2,145
BCP Renaissance Parent LLC
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 09/20/24 (b) (g)	544	550
Chief Exploration & Development LLC
2nd Lien Term Loan, 7.96%, (1M LIBOR + 6.50%), 05/12/21 (b)	700	683
Drillships Financing Holding Inc.
Term Loan B-1, 0.00%, 03/31/21 (d) (e) (h)	4,658	3,466
Emerald Performance Materials LLC
2nd Lien Term Loan, 8.98%, (1M LIBOR + 7.75%), 07/23/22 (b)	900	897

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Energy Transfer Equity LP
Term Loan B, 3.98%, (1M LIBOR + 2.75%), 02/28/24 (b)	3,943	3,960
Fieldwood Energy LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.88%), 09/28/18 (b) (g)	—	—
Floatel International Ltd.
Term Loan B, 6.33%, (3M LIBOR + 5.00%), 05/22/20 (b)	2,894	2,253
Foresight Energy LLC
1st Lien Term Loan, 7.08%, (1M LIBOR + 5.75%), 03/16/22 (b)	3,582	3,342
Jonah Energy LLC
2nd Lien Term Loan, 9.75%, (3M LIBOR + 6.50%), 05/07/21 (b)	2,300	2,294
MEG Energy Corp.
Term Loan B, 4.73%, (3M LIBOR + 3.50%), 12/31/23 (b)	3,247	3,232
Quicksilver Resources Inc.
2nd Lien Term Loan, 0.00%, 06/21/19 (d) (e) (f) (i)	3,301	8
Seadrill Partners Finco LLC
Term Loan B, 4.33%, (3M LIBOR + 3.00%), 02/12/21 (b)	4,645	3,385
Summit Midstream Partners Holdings LLC
Term Loan B, 7.23%, (3M LIBOR + 6.00%), 05/15/22 (b)	2,330	2,359
Talen Energy Supply LLC
Term Loan B-1, 5.24%, (3M LIBOR + 4.00%), 07/15/23 (b)	3,980	3,876
TEX Operations Co. LLC
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 08/04/23 (b)	5,544	5,552
Term Loan C, 3.98%, (3M LIBOR + 2.75%), 08/04/23 (b)	1,274	1,276
Traverse Midstream Partners LLC
Term Loan, 5.33%, (3M LIBOR + 4.00%), 09/22/24 (b)	1,574	1,594
Ultra Resources Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 04/14/24 (b) (g)	1,877	1,872
1st Lien Term Loan, 4.31%, (3M LIBOR + 3.00%), 04/14/24 (b)	1,360	1,356
		44,100
Financials 8.1%
Acrisure LLC
Term Loan B, 6.27%, (3M LIBOR + 5.00%), 11/03/23 (b)	3,940	3,983
AlixPartners LLP
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 07/28/22 (b) (g)	—	—
Term Loan B, 4.33%, (3M LIBOR + 3.00%), 03/28/24 (b)	4,721	4,730
Alliant Holdings I Inc.
Term Loan B, 4.56%, (3M LIBOR + 3.25%), 07/27/22 (b)	7,039	7,061
Alpha 3 BV
Term Loan B-1, 4.33%, (3M LIBOR + 3.00%), 01/31/24 (b)	1,496	1,500
Altice Financing SA
Term Loan B, 4.05%, (3M LIBOR + 2.75%), 07/31/25 (b)	2,613	2,615
Altice US Finance I Corp.
Term Loan, 3.49%, (3M LIBOR + 2.25%), 07/15/25 (b)	1,748	1,738
AmWINS Group Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 01/19/24 (b)	3,374	3,379
Term Loan B, 6.00%, (3M LIBOR + 2.75%), 01/19/24 (b)	357	358
AssuredPartners Inc.
Term Loan, 4.74%, (3M LIBOR + 3.35%), 10/22/22 (b)	4,541	4,544
Asurion LLC
Term Loan B-4, 3.98%, (3M LIBOR + 2.75%), 08/04/22 (b)	6,572	6,588
Term Loan B-5, 4.24%, (3M LIBOR + 3.00%), 11/03/23 (b)	5,390	5,412
	Shares/Par†	Value
2nd Lien Term Loan, 7.23%, (3M LIBOR + 6.00%), 08/04/25 (b)	750	766
Auris Luxembourg III SARL
Term Loan B-7, 4.33%, (3M LIBOR + 3.00%), 01/17/22 (b)	2,633	2,643
Avolon (Luxembourg) SARL
Term Loan B-2, 3.99%, (3M LIBOR + 2.75%), 01/20/23 (b)	2,469	2,473
Camelot UK Holdco Ltd.
Term Loan B, 4.74%, (3M LIBOR + 3.50%), 10/03/23 (b)	4,466	4,481
DTZ US Borrower LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 11/04/21 (b) (g)	—	—
1st Lien Term Loan, 4.55%, (3M LIBOR + 3.25%), 11/04/21 (b)	335	336
1st Lien Term Loan, 4.56%, (3M LIBOR + 3.25%), 11/04/21 (b)	2,298	2,302
1st Lien Term Loan, 4.57%, (3M LIBOR + 3.25%), 11/04/21 (b)	5,114	5,123
Duff & Phelps Corp.
Term Loan B, 5.08%, (3M LIBOR + 3.75%), 04/23/20 (b)	901	902
FinCo I LLC
Term Loan B, 2.75%, (1M LIBOR + 2.75%), 06/11/22 (b)	1,874	1,891
First American Payment Systems LP
Term Loan, 6.98%, (1M LIBOR + 5.75%), 01/02/24 (b)	2,376	2,373
Guggenheim Partners LLC
Term Loan, 3.98%, (3M LIBOR + 2.75%), 07/22/23 (b)	2,496	2,510
Harbourvest Partners LLC
Term Loan, 3.80%, (1M LIBOR + 2.50%), 02/04/21 (b)	975	974
HUB International Ltd.
Term Loan B, 4.31%, (1M LIBOR + 3.00%), 09/17/20 (b)	8,489	8,541
Ineos US Finance Plc
Term Loan, 3.98%, (3M LIBOR + 2.75%), 03/31/22 - 02/12/24 (b)	3,740	3,765
Jane Street Group LLC
Term Loan B, 5.74%, (3M LIBOR + 4.50%), 08/03/22 (b)	1,200	1,210
LPL Holdings Inc.
1st Lien Term Loan B, 3.74%, (3M LIBOR + 2.50%), 03/08/24 (b)	3,240	3,232
NFP Corp.
Term Loan B, 4.80%, (3M LIBOR + 3.50%), 01/06/24 (b)	6,004	6,041
SolarWinds Holdings Inc.
Term Loan, 4.74%, (3M LIBOR + 3.50%), 02/05/23 (b)	2,239	2,244
Solera LLC
Term Loan B, 4.48%, (3M LIBOR + 3.25%), 03/03/23 (b)	4,477	4,488
Stena International SARL
Term Loan B, 4.34%, (6M LIBOR + 3.00%), 02/24/21 (b)	2,413	2,158
Telenet Financing USD LLC
Term Loan AI, 3.98%, (3M LIBOR + 2.75%), 06/30/25 (b)	9,805	9,832
TKC Holdings Inc.
1st Lien Term Loan, 5.52%, (3M LIBOR + 4.25%), 02/08/23 (b)	2,995	3,020
Unitymedia Finance LLC
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 09/30/25 (b)	2,880	2,871
UPC Financing Partnership
Term Loan AP, 3.98%, (3M LIBOR + 2.75%), 04/15/25 (b)	6,750	6,768
Veritas Bermuda Ltd.
Term Loan B, 5.83%, (3M LIBOR + 4.50%), 01/27/23 (b)	1,847	1,863
		124,715

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Health Care 12.6%
Acadia HealthCare Co. Inc.
Term Loan B-1, 3.98%, (3M LIBOR + 2.75%), 02/11/22 (b)	1,985	1,997
Term Loan B-2, 3.98%, (3M LIBOR + 2.75%), 02/16/23 (b)	571	575
ADMI Corp.
Term Loan B, 5.06%, (3M LIBOR + 3.75%), 04/29/22 (b)	1,630	1,644
Term Loan B, 5.07%, (3M LIBOR + 3.75%), 04/29/22 (b)	779	786
Term Loan B, 5.08%, (3M LIBOR + 3.75%), 04/29/22 (b)	332	335
Air Medical Group Holdings Inc.
Term Loan B, 4.48%, (3M LIBOR + 3.25%), 04/14/22 (b)	4,567	4,532
Term Loan B-1, 5.24%, (3M LIBOR + 4.00%), 04/28/22 (b)	2,907	2,903
Air Methods Corp.
Term Loan B, 4.83%, (3M LIBOR + 3.50%), 04/12/24 (b)	5,559	5,481
Akorn Inc.
Term Loan B, 5.50%, (1M LIBOR + 4.25%), 04/16/21 (b)	2,386	2,416
Alliance Healthcare Services Inc.
Term Loan B, 4.50%, (1M LIBOR + 3.25%), 06/03/19 (b) (f)	416	416
Term Loan B, 4.55%, (1M LIBOR + 3.25%), 06/03/19 (b) (f)	863	863
Term Loan B, 4.56%, (3M LIBOR + 3.25%), 06/03/19 (b) (f)	1,064	1,064
Term Loan B, 4.57%, (1M LIBOR + 3.25%), 06/03/19 (b) (f)	500	500
Alvogen Pharma US Inc.
Term Loan, 6.24%, (3M LIBOR + 5.00%), 04/01/22 (b)	1,389	1,382
Amneal Pharmaceuticals LLC
Term Loan, 4.83%, (3M LIBOR + 3.50%), 11/01/19 (b)	4,659	4,677
ATI Holdings Acquisition Inc.
Term Loan, 4.80%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (b)	3,570	3,606
BPA Laboratories Inc.
1st Lien Term Loan, 3.81%, (3M LIBOR + 2.50%), 04/29/20 (b) (i)	1,028	977
2nd Lien Term Loan, 3.81%, (3M LIBOR + 2.50%), 04/29/20 (b) (f) (i)	894	849
Catalent Pharma Solutions Inc.
Term Loan B, 3.98%, (1M LIBOR + 2.75%), 05/08/21 (b)	2,657	2,674
Change Healthcare Holdings Inc.
Term Loan B, 3.99%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (b)	3,990	3,999
CHG Healthcare Services Inc.
Term Loan B, 4.51%, (1M LIBOR + 3.25%), 06/07/23 (b)	9	9
Term Loan B, 4.56%, (1M LIBOR + 3.25%), 06/07/23 (b)	3,668	3,701
Community Health Systems Inc.
Term Loan G, 3.95%, (1M LIBOR + 2.75%), 12/14/19 (b)	3,746	3,722
Term Loan G, 4.07%, (1M LIBOR + 2.75%), 12/14/19 (b)	1,929	1,917
Term Loan H, 4.20%, (3M LIBOR + 3.00%), 01/27/21 (b)	3,790	3,762
Term Loan H, 4.32%, (3M LIBOR + 3.00%), 01/27/21 (b)	1,952	1,938
Concentra Inc.
1st Lien Term Loan, 4.32%, (3M LIBOR + 3.00%), 05/09/22 (b)	3,279	3,286
1st Lien Term Loan, 6.25%, (US Prime Rate + 2.00%), 05/09/22 (b)	1	1
DaVita HealthCare Partners Inc.
Term Loan B, 3.98%, (1M LIBOR + 2.75%), 06/20/21 (b)	2,536	2,551
DJO Finance LLC
Term Loan, 4.48%, (3M LIBOR + 3.25%), 06/24/20 (b)	1,846	1,842
	Shares/Par†	Value
Term Loan, 4.49%, (3M LIBOR + 3.25%), 06/27/20 (b)	1,898	1,895
Endo Luxembourg Finance Co. I SARL
Term Loan B, 5.50%, (3M LIBOR + 4.25%), 04/12/24 (b)	5,732	5,782
Envision Healthcare Corp.
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 11/17/23 (b)	9,954	9,972
ExamWorks Group Inc.
Term Loan, 4.48%, (1M LIBOR + 3.25%), 07/27/23 (b)	2,673	2,686
Genoa a QoL Healthcare Co. LLC
1st Lien Term Loan, 4.48%, (3M LIBOR + 3.25%), 10/28/23 (b)	3,725	3,741
GHX Ultimate Parent Corp.
1st Lien Term Loan, 4.83%, (3M LIBOR + 3.25%), 06/24/24 (b)	2,960	2,969
Greatbatch Ltd.
Term Loan B, 4.74%, (3M LIBOR + 3.50%), 10/27/22 (b)	4,762	4,788
Greenway Health LLC
1st Lien Term Loan, 5.58%, (3M LIBOR + 4.25%), 02/15/24 (b)	375	376
HCA Inc.
Term Loan B-9, 3.23%, (3M LIBOR + 2.00%), 03/17/23 (b)	3,982	3,994
Term Loan B-8, 3.49%, (3M LIBOR + 2.25%), 02/15/24 (b)	443	445
Iasis Healthcare LLC
Term Loan B-3, 0.00%, (3M LIBOR + 4.00%), 02/17/21 (b) (g)	—	—
Term Loan B-3, 5.30%, (3M LIBOR + 4.00%), 02/17/21 (b)	4,250	4,254
Jaguar Holding Co. II
Term Loan, 3.98%, (3M LIBOR + 2.75%), 08/18/22 (b)	3,283	3,299
Term Loan, 4.08%, (3M LIBOR + 2.75%), 08/18/22 (b)	3,672	3,689
Kindred Healthcare Inc.
Term Loan, 4.81%, (3M LIBOR + 3.50%), 04/09/21 (b)	4,850	4,853
Kinetic Concepts Inc.
Term Loan B, 4.58%, (3M LIBOR + 3.25%), 01/30/24 (b)	5,625	5,602
Mallinckrodt International Finance SA
Term Loan B, 4.08%, (3M LIBOR + 2.75%), 09/24/24 (b)	5,132	5,127
MMM Holdings Inc.
MMM Term Loan, 10.25%, (3M LIBOR + 8.75%), 06/30/19 (b) (f)	538	532
MPH Acquisition Holdings LLC
Term Loan B, 4.33%, (3M LIBOR + 3.00%), 06/07/23 (b)	8,368	8,428
MSO of Puerto Rico Inc.
MSO Term Loan, 10.25%, (3M LIBOR + 8.75%), 06/30/19 (b) (f)	391	387
Nature's Bounty Co.
Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/09/24 (b) (g)	5,832	5,759
Ortho-Clinical Diagnostics SA
Term Loan B, 5.05%, (3M LIBOR + 3.75%), 06/30/21 (b)	5,975	5,990
Term Loan B, 5.08%, (3M LIBOR + 3.75%), 06/30/21 (b)	2,696	2,702
Parexel International Corp.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 09/27/24 (b) (g)	3,400	3,423
PharMerica Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 09/25/24 (b) (g)	1,884	1,894
Prestige Brands Inc.
Term Loan B-5, 3.98%, (3M LIBOR + 2.75%), 01/20/24 (b)	1,678	1,685
Quorum Health Corp.
Term Loan B, 7.99%, (3M LIBOR + 6.75%), 04/22/22 (b)	2,682	2,716

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
RadNet Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/30/23 (b) (g)	2,400	2,418
Select Medical Corp.
Term Loan B, 4.81%, (3M LIBOR + 3.50%), 02/13/24 (b)	5,969	6,023
Term Loan B, 6.75%, (US Prime Rate + 2.50%), 02/13/24 (b)	1	1
Term Loan B, 4.76%, (3M LIBOR + 3.50%), 06/30/24 (b)	16	16
Surgery Center Holdings Inc.
Term Loan B, 4.49%, (3M LIBOR + 3.25%), 06/18/24 (b)	4,179	4,142
Team Health Holdings Inc.
1st Lien Term Loan, 3.98%, (3M LIBOR + 2.75%), 01/12/24 (b)	8,578	8,412
US Anesthesia Partners Inc.
Term Loan, 4.48%, (3M LIBOR + 3.25%), 06/16/24 (b)	740	735
US Renal Care Inc.
Term Loan B, 5.58%, (3M LIBOR + 4.25%), 11/17/22 (b)	5,260	5,086
Valeant Pharmaceuticals International Inc.
Term Loan B-F1, 5.99%, (3M LIBOR + 4.75%), 03/13/22 (b)	2,710	2,758
Vizient Inc.
Term Loan B, 4.74%, (3M LIBOR + 3.50%), 02/13/23 (b)	2,143	2,156
		193,140
Industrials 11.8%
Accudyne Industries LLC
Term Loan, 5.01%, (3M LIBOR + 3.75%), 08/02/24 (b)	3,620	3,627
Advanced Disposal Services Inc.
Term Loan B-3, 3.95%, (3M LIBOR + 2.75%), 11/10/23 (b)	5,419	5,451
AI Mistral Holdco Ltd.
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 01/26/24 (b)	2,244	2,193
Air Canada
Term Loan B, 3.57%, (3M LIBOR + 2.25%), 10/06/23 (b)	2,700	2,711
Allflex Holdings III Inc.
1st Lien Term Loan, 4.71%, (6M LIBOR + 3.25%), 06/15/20 (b)	3,683	3,702
American Airlines Inc.
Term Loan B, 3.24%, (3M LIBOR + 2.00%), 06/26/20 (b)	4,802	4,801
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 04/28/23 (b)	1,782	1,786
Term Loan B, 3.73%, (3M LIBOR + 2.50%), 12/09/23 (b)	2,870	2,875
Brand Energy & Infrastructure Services Inc.
Term Loan, 5.48%, (3M LIBOR + 4.25%), 06/16/24 (b)	4,414	4,435
Term Loan, 5.56%, (3M LIBOR + 4.25%), 06/16/24 (b)	836	840
Brickman Group Ltd. LLC
1st Lien Term Loan, 4.23%, (1M LIBOR + 3.00%), 12/15/20 (b)	2,131	2,140
1st Lien Term Loan, 4.24%, (1M LIBOR + 3.00%), 12/15/20 (b)	2,638	2,649
Builders FirstSource Inc.
Term Loan B, 4.33%, (3M LIBOR + 3.00%), 02/29/24 (b)	3,567	3,576
Clark Equipment Co.
Term Loan B, 4.08%, (1M LIBOR + 2.75%), 05/10/24 (b)	1,416	1,424
Commercial Barge Line Co.
1st Lien Term Loan, 9.98%, (3M LIBOR + 8.75%), 11/06/20 (b)	3,452	2,722
Cortes NP Acquisition Corp.
Term Loan B, 5.24%, (3M LIBOR + 4.00%), 11/30/23 (b)	6,838	6,887
DAE Aviation Holdings Inc.
1st Lien Term Loan, 4.99%, (3M LIBOR + 3.75%), 06/25/22 (b)	4,834	4,868
	Shares/Par†	Value
DigitalGlobe Inc.
Term Loan B, 3.98%, (1M LIBOR + 2.75%), 12/22/23 (b)	3,494	3,491
Element Materials Technology Group US Holdings Inc.
Term Loan B, 4.75%, (1M LIBOR + 3.50%), 06/29/24 (b)	710	716
Emerald Expositions Holding Inc.
Term Loan B, 4.33%, (3M LIBOR + 3.00%), 05/22/24 (b)	710	714
Engineered Machinery Holdings Inc.
1st Lien Delayed Draw Term Loan, 4.58%, (1M LIBOR + 3.25%), 07/24/18 (b)	204	204
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 07/25/24 (b) (g)	2,044	2,044
Evoqua Water Technologies
1st Lien Term Loan, 5.05%, (1M LIBOR + 3.75%), 01/15/21 (b)	174	177
EWT Holdings III Corp.
1st Lien Term Loan, 5.05%, (3M LIBOR + 3.75%), 01/10/21 (b)	2,481	2,512
Filtration Group Corp.
1st Lien Term Loan, 4.24%, (1Y LIBOR + 3.00%), 11/14/20 (b)	7,213	7,250
Gardner Denver Inc.
Term Loan B, 4.08%, (1M LIBOR + 2.75%), 07/30/24 (b)	5,804	5,809
Gates Global LLC
Term Loan B, 4.58%, (3M LIBOR + 3.25%), 04/01/24 (b)	6,587	6,612
Generac Power Systems Inc.
Term Loan B, 3.55%, (3M LIBOR + 2.25%), 05/31/23 (b)	3,396	3,396
Harbor Freight Tools USA Inc.
Term Loan B, 4.48%, (3M LIBOR + 3.25%), 08/16/23 (b)	3,945	3,959
Harsco Corp.
Term Loan B, 6.25%, (3M LIBOR + 5.00%), 10/27/23 (b)	4,460	4,513
HD Supply Inc.
Incremental Term Loan B-1, 4.05%, (3M LIBOR + 2.25%), 08/13/23 (b)	1,697	1,703
Incremental Term Loan B-2, 3.90%, (3M LIBOR + 2.50%), 10/16/23 (b)	1,095	1,100
Husky Injection Molding Systems Ltd.
1st Lien Term Loan, 4.48%, (1M LIBOR + 3.25%), 06/25/21 (b)	4,886	4,916
KAR Auction Services Inc.
Term Loan B-5, 3.88%, (3M LIBOR + 2.50%), 03/06/23 (b)	1,745	1,753
Kenan Advantage Group Inc.
Term Loan, 4.24%, (1M LIBOR + 3.00%), 07/22/22 (b)	2,729	2,731
Term Loan B, 4.24%, (1M LIBOR + 3.00%), 07/31/22 (b)	604	604
Milacron LLC
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 09/23/23 (b)	2,985	2,996
Navistar International Corp.
Term Loan B, 5.24%, (3M LIBOR + 4.00%), 08/07/20 (b)	3,261	3,276
North American Lifting Holdings Inc.
1st Lien Term Loan, 5.83%, (3M LIBOR + 4.50%), 11/27/20 (b)	1,600	1,462
OSG Bulk Ships Inc.
OBS Term Loan, 5.57%, (3M LIBOR + 4.25%), 07/22/19 (b) (f)	2,318	2,202
Paragon Offshore Finance Co.
Term Loan B, 7.30%, (3M LIBOR + 6.00%), 07/18/22 (b) (i)	73	61
Pike Corp.
Replacement Term Loan, 4.74%, (3M LIBOR + 3.50%), 09/20/24 (b)	1,746	1,767
Ply Gem Industries Inc.
Term Loan, 4.33%, (3M LIBOR + 3.00%), 01/30/21 (b)	595	601

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
PODS LLC
Term Loan B-2, 4.48%, (3M LIBOR + 3.25%), 02/02/22 (b)	746	751
Prime Security Services Borrower LLC
1st Lien Term Loan, 3.98%, (3M LIBOR + 2.75%), 05/02/22 (b)	8,780	8,851
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 3.98%, (3M LIBOR + 2.75%), 02/11/21 (b)	4,833	4,838
Southwire Co.
Term Loan, 3.74%, (1M LIBOR + 2.50%), 02/11/21 (b)	2,854	2,861
Summit Materials Cos. I LLC
Term Loan B, 3.99%, (3M LIBOR + 2.75%), 06/25/22 (b)	830	833
Tempo Acquisition LLC
Term Loan, 4.24%, (3M LIBOR + 3.00%), 04/20/24 (b)	10,437	10,439
Terex Corp.
Term Loan, 3.58%, (3M LIBOR + 2.25%), 01/31/24 (b)	748	748
Trans Union LLC
Term Loan B-3, 3.23%, (3M LIBOR + 2.00%), 04/09/23 (b)	4,838	4,825
TransDigm Inc.
Term Loan E, 4.24%, (3M LIBOR + 3.00%), 05/13/22 (b)	1,368	1,371
Term Loan E, 4.33%, (3M LIBOR + 3.00%), 05/13/22 (b)	682	683
Term Loan G, 4.26%, (3M LIBOR + 3.00%), 08/22/24 (b)	4,603	4,608
U.S. Security Associates Holdings Inc.
Term Loan, 5.33%, (3M LIBOR + 4.00%), 07/26/23 (b)	770	775
United Airlines Inc.
Term Loan B, 3.56%, (3M LIBOR + 2.25%), 04/01/24 (b)	1,456	1,461
USI Inc.
Term Loan B, 4.31%, (3M LIBOR + 3.00%), 04/06/24 (b)	4,650	4,633
USIC Holdings Inc.
Term Loan B, 5.00%, (3M LIBOR + 3.50%), 12/09/23 (b)	4,729	4,756
VC GB Holdings Inc.
1st Lien Term Loan, 4.99%, (3M LIBOR + 3.75%), 02/23/24 (b)	2,244	2,264
Ventia Deco LLC
Term Loan B, 4.80%, (3M LIBOR + 3.50%), 05/21/22 (b)	1,656	1,665
Wrangler Buyer Corp.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 09/20/24 (b) (g)	830	834
		180,452
Information Technology 10.6%
Abacus Innovations Corp.
Term Loan B, 3.25%, (3M LIBOR + 2.00%), 06/09/23 (b)	1,791	1,801
Almonde Inc.
1st Lien Term Loan, 4.82%, (3M LIBOR + 3.50%), 04/06/24 (b)	8,683	8,719
2nd Lien Term Loan, 8.57%, (3M LIBOR + 7.25%), 04/27/25 (b)	1,940	1,971
Ancestry.com Operations Inc.
1st Lien Term Loan, 4.49%, (1M LIBOR + 3.25%), 10/19/23 (b)	5,801	5,834
2nd Lien Term Loan, 9.49%, (3M LIBOR + 8.25%), 10/14/24 (b)	2,349	2,381
Applied Systems Inc.
1st Lien Term Loan, 4.57%, (3M LIBOR + 3.25%), 09/06/24 (b)	1,200	1,212
Ascend Learning LLC
Term Loan B, 4.48%, (3M LIBOR + 3.25%), 06/29/24 (b)	750	753
Avast Software BV
Term Loan B, 4.58%, (3M LIBOR + 3.25%), 09/30/23 (b)	1,755	1,761
	Shares/Par†	Value
BMC Software Finance Inc.
Term Loan, 5.24%, (3M LIBOR + 4.00%), 09/10/22 (b)	4,046	4,064
CDW LLC
Term Loan B, 3.34%, (1M LIBOR + 2.00%), 08/17/23 (b)	2,770	2,781
Colorado Buyer Inc.
Term Loan B, 4.31%, (1M LIBOR + 3.00%), 03/15/24 (b)	2,940	2,950
CommScope Inc.
Term Loan B-5, 3.23%, (3M LIBOR + 2.00%), 05/27/22 (b)	2,324	2,329
CompuCom Systems Inc.
Term Loan B, 4.48%, (1M LIBOR + 3.25%), 05/07/20 (b) (i)	1,295	1,128
Cypress Intermediate Holdings III Inc.
1st Lien Term Loan, 4.24%, (1M LIBOR + 3.00%), 03/30/24 (b)	3,285	3,278
Cypress Semiconductor Corp.
Term Loan B, 3.99%, (1M LIBOR + 2.75%), 06/15/21 (b)	1,710	1,720
Dell Inc.
Term Loan B, 3.74%, (1M LIBOR + 2.50%), 09/07/23 (b)	9,830	9,860
DigiCert Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 4.75%), 09/19/24 (b) (g)	2,260	2,283
DTI Holdco Inc.
Term Loan B, 6.51%, (3M LIBOR + 5.25%), 09/30/23 (b)	7	6
Term Loan B, 6.56%, (3M LIBOR + 5.25%), 09/30/23 (b)	2,673	2,559
EVO Payments International LLC
1st Lien Term Loan, 6.24%, (3M LIBOR + 5.00%), 12/08/23 (b)	2,985	3,019
First Data Corp.
Term Loan, 3.49%, (1M LIBOR + 2.25%), 07/08/22 (b)	916	917
Term Loan, 3.74%, (3M LIBOR + 2.50%), 04/20/24 (b)	11,673	11,709
Go Daddy Operating Co. LLC
Term Loan B, 3.73%, (3M LIBOR + 2.50%), 02/15/24 (b)	2,995	3,003
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 02/15/24 (b)	2,236	2,241
GTT Communications Inc.
Term Loan B, 4.50%, (3M LIBOR + 3.25%), 01/15/24 (b)	657	659
Infor (US) Inc.
Term Loan B-6, 4.08%, (3M LIBOR + 2.75%), 02/07/22 (b)	5,277	5,262
Kronos Inc.
Term Loan B, 4.76%, (3M LIBOR + 3.50%), 11/01/23 (b)	14	14
Term Loan B, 4.81%, (3M LIBOR + 3.50%), 11/01/23 (b)	5,558	5,587
LTS Buyer LLC
1st Lien Term Loan, 4.55%, (3M LIBOR + 3.25%), 04/13/20 (b)	6,707	6,711
M/A-COM Technology Solutions Holdings Inc.
Term Loan, 3.49%, (3M LIBOR + 2.25%), 05/19/24 (b)	982	980
MA FinanceCo. LLC
Term Loan B-3, 3.99%, (3M LIBOR + 2.75%), 04/19/24 (b)	458	458
McAfee LLC
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 09/20/24 (b) (g)	830	834
Micron Technology Inc.
Term Loan, 3.74%, (3M LIBOR + 2.50%), 04/26/22 (b)	1,386	1,395
Microsemi Corp.
Term Loan B, 3.55%, (3M LIBOR + 2.25%), 12/17/22 (b)	617	618
NAB Holdings LLC
Term Loan, 4.83%, (3M LIBOR + 3.50%), 06/14/24 (b)	2,240	2,250

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
NeuStar Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.25%), 08/31/19 (b) (g)	644	649
Term Loan B-2, 0.00%, (3M LIBOR + 3.75%), 03/01/24 (b) (g)	3,000	3,021
ON Semiconductor Corp.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 03/31/23 (b)	3,770	3,781
Optiv Security Inc.
1st Lien Term Loan, 4.56%, (3M LIBOR + 3.25%), 01/27/24 (b)	3,262	3,058
Presidio Inc.
Term Loan B, 4.55%, (3M LIBOR + 3.25%), 02/02/22 (b)	2,126	2,139
PSAV Holdings LLC
Term Loan B, 4.76%, (3M LIBOR + 3.50%), 04/27/24 (b)	1,533	1,539
Term Loan B, 4.81%, (3M LIBOR + 3.50%), 04/27/24 (b)	1,597	1,603
Rackspace Hosting Inc.
1st Lien Term Loan, 4.26%, (3M LIBOR + 3.00%), 11/06/23 (b)	18	18
1st Lien Term Loan, 4.31%, (3M LIBOR + 3.00%), 11/06/23 (b)	7,363	7,343
Radiate Holdco LLC
1st Lien Term Loan, 4.24%, (3M LIBOR + 3.00%), 12/09/23 (b)	2,897	2,855
Riverbed Technology Inc.
Term Loan, 4.49%, (3M LIBOR + 3.25%), 04/22/22 (b)	2,174	2,120
Rovi Solutions Corp.
Term Loan B, 3.74%, (1M LIBOR + 2.50%), 07/02/21 (b)	2,419	2,423
Sabre GLBL Inc.
Incremental Term Loan B, 3.98%, (3M LIBOR + 2.25%), 02/22/24 (b)	3,010	3,023
Seattle Spinco Inc.
Term Loan B-3, 3.99%, (3M LIBOR + 2.75%), 04/19/24 (b)	3,092	3,096
Skillsoft Corp.
1st Lien Term Loan, 5.99%, (1M LIBOR + 4.75%), 04/22/21 (b)	2,086	1,970
2nd Lien Term Loan, 9.48%, (6M LIBOR + 8.25%), 04/22/22 (b)	549	446
2nd Lien Term Loan, 9.48%, (1M LIBOR + 8.25%), 04/22/22 (b)	451	367
Sophia LP
Term Loan B, 4.58%, (1M LIBOR + 3.25%), 09/30/22 (b)	2,880	2,875
SS&C Technologies Inc.
Term Loan B-1, 3.49%, (3M LIBOR + 2.25%), 07/08/22 (b)	2,743	2,754
Term Loan B-2, 3.49%, (3M LIBOR + 2.25%), 07/08/22 (b)	145	146
SurveyMonkey Inc.
Term Loan, 5.84%, (3M LIBOR + 4.50%), 04/06/24 (b)	2,825	2,839
VF Holding Corp.
Term Loan, 4.48%, (3M LIBOR + 3.25%), 06/30/23 (b)	1,113	1,116
Western Digital Corp.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 04/29/23 (b)	6,534	6,568
WEX Inc.
Term Loan B-2, 3.99%, (3M LIBOR + 2.75%), 06/30/24 (b)	2,673	2,700
		161,496
Materials 11.3%
A. Schulman Inc.
Term Loan B, 4.49%, (3M LIBOR + 3.25%), 05/11/22 (b)	388	389
Allnex (Luxembourg) & Cy SCA
Term Loan B-2, 4.57%, (3M LIBOR + 3.25%), 06/02/23 (b)	508	509
Allnex USA Inc.
Term Loan B-3, 4.57%, (3M LIBOR + 3.25%), 06/02/23 (b)	383	384
	Shares/Par†	Value
American Builders & Contractors Supply Co. Inc.
Term Loan B, 3.74%, (3M LIBOR + 2.50%), 10/31/23 (b)	2,838	2,848
Anchor Glass Container Corp.
1st Lien Term Loan, 3.98%, (1M LIBOR + 2.75%), 12/07/23 (b)	1,385	1,389
1st Lien Term Loan, 4.07%, (1M LIBOR + 2.75%), 12/07/23 (b)	854	857
ASP Chromaflo Dutch I BV
Term Loan B-2, 5.24%, (3M LIBOR + 4.00%), 11/03/23 (b)	127	127
ASP Chromaflo Intermediate Holdings Inc.
Term Loan B-1, 5.24%, (3M LIBOR + 4.00%), 11/03/23 (b)	97	98
Avantor Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 09/20/24 (b) (g)	2,490	2,497
Berlin Packaging LLC
Term Loan B, 4.49%, (3M LIBOR + 3.25%), 11/22/21 (b)	2,950	2,962
Term Loan B, 4.55%, (3M LIBOR + 3.25%), 11/22/21 (b)	1,776	1,784
Berry Plastics Group Inc.
Term Loan K, 3.49%, (3M LIBOR + 2.25%), 02/10/20 (b)	4,324	4,337
BWAY Holding Co.
Term Loan B, 4.48%, (3M LIBOR + 3.25%), 04/03/24 (b)	8,790	8,810
Caraustar Industries Inc.
Term Loan B, 6.83%, (3M LIBOR + 5.50%), 03/09/22 (b)	2,992	2,992
Chemours Co.
Term Loan B, 3.74%, (1M LIBOR + 2.50%), 05/12/22 (b)	1,942	1,952
Consolidated Container Co. LLC
1st Lien Term Loan, 4.74%, (1M LIBOR + 3.50%), 05/10/24 (b)	3,195	3,212
Emerald Performance Materials LLC
1st Lien Term Loan, 4.74%, (1M LIBOR + 3.50%), 07/23/21 (b)	1,634	1,642
Flex Acquisition Co. Inc.
1st Lien Term Loan, 4.30%, (3M LIBOR + 3.00%), 12/15/23 (b)	6,005	6,018
Flint Group GmbH
Term Loan C, 4.27%, (3M LIBOR + 3.00%), 05/03/21 (b)	1	1
Term Loan C, 4.31%, (3M LIBOR + 3.00%), 09/07/21 (b)	482	468
Flint Group US LLC
1st Lien Term Loan B-2, 4.27%, (3M LIBOR + 3.00%), 09/07/21 (b)	8	7
Term Loan B-8, 4.27%, (1M LIBOR + 3.00%), 09/07/21 (b)	3	2
1st Lien Term Loan B-2, 4.31%, (3M LIBOR + 3.00%), 09/07/21 (b)	2,913	2,833
Term Loan B-8, 4.31%, (1M LIBOR + 3.00%), 09/07/21 (b)	995	968
Forterra Finance LLC
Term Loan B, 4.24%, (1M LIBOR + 3.00%), 10/25/23 (b)	2,753	2,328
Gemini HDPE LLC
Term Loan B, 4.31%, (3M LIBOR + 3.00%), 08/04/21 (b)	3,649	3,667
Houghton International Inc.
Term Loan B, 4.58%, (1M LIBOR + 3.25%), 12/13/19 (b)	2,197	2,198
2nd Lien Term Loan, 9.83%, (3M LIBOR + 8.50%), 12/20/20 (b)	1,000	1,006
Huntsman International LLC
Term Loan B-2, 4.24%, (3M LIBOR + 3.00%), 04/01/23 (b)	4,520	4,538
ICSH Inc.
1st Lien Term Loan, 5.32%, (3M LIBOR + 4.00%), 04/26/24 (b) (f)	1,804	1,813
Delayed Draw Term Loan, 5.32%, (3M LIBOR + 4.00%), 04/26/24 (b) (f)	99	99

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Klockner-Pentaplast of America Inc.
Term Loan B-2, 5.58%, (3M LIBOR + 4.25%), 06/30/22 (b)	3,660	3,665
Kraton Polymers LLC
Term Loan, 4.24%, (3M LIBOR + 3.00%), 01/06/22 (b)	3,133	3,170
MacDermid Inc.
Term Loan B-5, 4.74%, (3M LIBOR + 3.50%), 06/07/20 (b)	1,159	1,162
Term Loan B-6, 4.24%, (3M LIBOR + 3.00%), 06/07/23 (b)	4,650	4,673
Nexeo Solutions LLC
Term Loan B, 5.05%, (3M LIBOR + 3.75%), 06/09/23 (b)	1,151	1,158
Term Loan B, 5.07%, (3M LIBOR + 3.75%), 06/09/23 (b)	1,149	1,156
Term Loan B, 5.06%, (3M LIBOR + 3.75%), 06/10/23 (b)	1,165	1,172
Onex TSG Holdings II Corp.
1st Lien Term Loan, 5.24%, (3M LIBOR + 4.00%), 07/31/22 (b)	1,788	1,784
PPC Industries Inc.
1st Lien Term Loan, 4.81%, (3M LIBOR + 3.50%), 04/17/24 (b)	2,250	2,245
PQ Corp.
Term Loan, 4.56%, (3M LIBOR + 3.25%), 11/04/22 (b)	2,746	2,770
Proampac PG Borrower LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 4.00%), 11/18/23 (b)	1,154	1,163
1st Lien Term Loan, 5.31%, (3M LIBOR + 4.00%), 11/18/23 (b)	575	579
1st Lien Term Loan, 5.32%, (3M LIBOR + 4.00%), 11/18/23 (b)	750	757
Quikrete Holdings Inc.
1st Lien Term Loan, 3.98%, (3M LIBOR + 2.75%), 11/03/23 (b)	9,522	9,515
Rexnord LLC
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 08/21/23 (b) (g)	—	—
Term Loan B, 4.01%, (3M LIBOR + 2.75%), 08/21/23 (b)	911	914
Term Loan B, 4.04%, (3M LIBOR + 2.75%), 08/21/23 (b)	4,272	4,287
Term Loan B, 4.06%, (3M LIBOR + 2.75%), 08/21/23 (b)	4,604	4,619
Reynolds Group Holdings Inc.
Term Loan, 4.24%, (3M LIBOR + 3.00%), 02/05/23 (b)	13,573	13,622
SIG Combibloc US Acquisition Inc.
Term Loan , 4.24%, (1M LIBOR + 3.00%), 02/03/22 (b)	5,924	5,935
Signode Industrial Group US Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 05/08/21 (b)	3,682	3,689
Term Loan B, 4.08%, (3M LIBOR + 2.75%), 05/08/21 (b)	3,174	3,180
Solenis International LP
1st Lien Term Loan, 4.57%, (3M LIBOR + 3.25%), 07/02/21 - 07/31/21 (b)	3,238	3,226
2nd Lien Term Loan , 8.07%, (3M LIBOR + 6.75%), 07/02/22 (b)	1,350	1,341
Summit Materials Cos. I LLC
Term Loan B, 3.99%, (3M LIBOR + 2.75%), 06/25/22 (b)	1,827	1,836
Tank Holding Corp.
Term Loan , 5.55%, (1M LIBOR + 4.25%), 07/06/19 (b)	1,768	1,775
TricorBraun Holdings Inc.
1st Lien Term Loan, 5.08%, (3M LIBOR + 3.75%), 11/29/23 (b)	3,256	3,271
Trinseo Materials Operating SCA
Term Loan, 3.74%, (3M LIBOR + 2.50%), 08/17/24 (b)	3,150	3,166
Tronox Finance LLC
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 09/11/24 (b) (g)	3,613	3,626
	Shares/Par†	Value
Univar Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 07/01/22 (b)	10,048	10,080
Venator Materials Corp.
Term Loan B, 4.31%, (1M LIBOR + 3.00%), 06/28/24 (b) (f)	1,500	1,506
Wilsonart LLC
Term Loan B, 4.59%, (3M LIBOR + 3.25%), 12/19/23 (b)	7,841	7,864
Zep Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 4.00%), 08/11/24 (b)	800	801
		172,442
Real Estate 1.0%
Americold Realty Operating Partnership LP
Term Loan B, 4.98%, (3M LIBOR + 3.75%), 12/01/22 (b)	868	877
Capital Automotive LP
1st Lien Term Loan, 4.24%, (1M LIBOR + 3.00%), 03/21/24 (b)	4,825	4,849
2nd Lien Term Loan, 7.24%, (3M LIBOR + 6.00%), 03/21/25 (b)	4,302	4,351
Communications Sales & Leasing Inc.
Term Loan B, 4.24%, (1M LIBOR + 3.00%), 10/24/22 (b)	5,621	5,194
		15,271
Telecommunication Services 5.3%
Atlantic Broadband Finance LLC
1st Lien Term Loan, 0.00%, (1M LIBOR + 2.38%), 08/11/24 (b) (g)	3,200	3,179
CenturyLink Inc.
Term Loan B, 2.75%, (3M LIBOR + 2.75%), 01/15/25 (b)	5,396	5,226
Consolidated Communications Inc.
Term Loan B, 4.24%, (1M LIBOR + 3.00%), 09/29/23 (b)	3,577	3,477
Frontier Communications Corp.
Term Loan B-1, 4.99%, (3M LIBOR + 3.75%), 05/31/24 (b)	2,095	1,986
Global Tel*Link Corp.
1st Lien Term Loan, 5.33%, (3M LIBOR + 4.00%), 05/20/20 (b)	1,125	1,135
2nd Lien Term Loan, 9.08%, (3M LIBOR + 7.75%), 11/20/20 (b)	1,000	995
Hargray Communications Group Inc.
Term Loan B, 4.24%, (3M LIBOR + 3.00%), 03/23/24 (b)	1,460	1,464
Intelsat Jackson Holdings SA
Term Loan B-2, 4.07%, (3M LIBOR + 2.75%), 06/30/19 (b)	9,628	9,593
Level 3 Financing Inc.
Term Loan B, 3.49%, (3M LIBOR + 2.25%), 02/16/24 (b)	9,750	9,742
MacDonald Dettwiler & Associates Ltd.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 07/07/24 (b) (g)	4,250	4,253
SBA Senior Finance II LLC
Term Loan B-1, 3.49%, (3M LIBOR + 2.25%), 03/24/21 (b)	2,025	2,030
Securus Technologies Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.50%), 06/20/24 (b) (g)	2,970	2,998
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, (3M LIBOR + 2.50%), 02/01/24 (b)	5,522	5,526
Telesat Canada
Term Loan B-4, 4.24%, (3M LIBOR + 3.00%), 11/17/23 (b)	6,948	6,995
Virgin Media Bristol LLC
Term Loan I, 3.98%, (3M LIBOR + 2.75%), 01/31/25 (b)	6,500	6,522
WaveDivision Holdings LLC
Term Loan B, 3.99%, (3M LIBOR + 3.00%), 10/15/19 (b)	13	13
West Corp.
Term Loan B-14, 3.74%, (3M LIBOR + 2.50%), 06/17/21 (b)	933	932

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Term Loan B-12, 3.74%, (3M LIBOR + 2.50%), 06/17/23 (b)	2,776	2,775
Term Loan B-12, 3.80%, (3M LIBOR + 2.50%), 06/17/23 (b)	1,483	1,483
Windstream Services LLC
Term Loan B-6, 5.24%, (3M LIBOR + 4.00%), 03/29/21 (b)	3,927	3,495
Term Loan B-6, 5.27%, (3M LIBOR + 4.00%), 03/29/21 (b)	10	9
Term Loan B-7, 4.49%, (3M LIBOR + 3.25%), 02/08/24 (b)	1,493	1,269
Ziggo Secured Finance Partnership
Term Loan E, 3.73%, (3M LIBOR + 2.50%), 04/15/25 (b)	6,000	5,995
		81,092
Utilities 1.9%
Calpine Construction Finance Co. LP
Term Loan B-1, 3.49%, (3M LIBOR + 2.25%), 05/03/20 (b)	960	958
Term Loan B-2, 3.74%, (3M LIBOR + 2.50%), 01/03/22 (b)	960	959
Calpine Corp.
Term Loan B-5, 4.09%, (3M LIBOR + 2.75%), 05/23/22 (b)	4,523	4,512
Term Loan B-6, 4.09%, (3M LIBOR + 2.75%), 01/15/23 (b)	788	786
Dayton Power & Light Co.
Term Loan B, 4.49%, (1M LIBOR + 3.25%), 08/18/22 (b)	893	904
Dynegy Inc.
Term Loan C, 4.48%, (1M LIBOR + 3.25%), 06/27/23 (b)	3,521	3,536
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.24%, (3M LIBOR + 3.00%), 06/24/18 (b)	13,430	13,494
Talen Energy Supply LLC
Term Loan B-2, 5.24%, (3M LIBOR + 4.00%), 04/07/24 (b)	1,994	1,942
Vistra Operations Co. LLC
Term Loan B-2, 3.98%, (3M LIBOR + 2.75%), 12/14/23 - 08/03/24 (b)	1,568	1,573
		28,664
Total Senior Loan Interests (cost $1,418,060)		1,403,830
PREFERRED STOCKS 0.1%
Energy 0.1%
Alpha Natural Resources Holdings Inc. - Series A (d)	18	109
Alpha Natural Resources Inc. - Series A (d)	18	406
Vantage Drilling International (d) (j)	3	622
Total Preferred Stocks (cost $303)		1,137
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Litigation Stub - Class A (d) (i) (k)	2	2
Paragon Offshore Litigation Stub - Class B (d) (i) (k)	1	20
Paragon Offshore Ltd. Escrow (d) (f) (k)	12	—
Total Other Equity Interests (cost $17)		22
COMMON STOCKS 0.1%
Financials 0.1%
AFG Holdings Inc. (d) (f) (i)	39	1,254
	Shares/Par†	Value
Industrials 0.0%
Paragon Offshore Ltd. (d) (i)	2	35
Total Common Stocks (cost $2,935)		1,289
WARRANTS 0.0%
AFG Holdings Inc. (d) (f) (i)	5	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 4.6%
Investment Companies 4.6%
JNL Government Money Market Fund - Institutional Class, 0.89% (l) (m)	69,394	69,394
Total Short Term Investments (cost $69,394)		69,394
Total Investments 102.0% (cost $1,572,107)		1,559,110
Other Derivative Instruments 0.0%		29
Other Assets and Liabilities, Net (2.0)%		(30,401)
Total Net Assets 100.0%		$1,528,738

(a) The Fund had an unfunded commitment at September 30, 2017. See Unfunded Commitments in the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(c) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $51,031 and 3.3%, respectively.

(d) Non-income producing security.

(e) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 0.5% of the Fund’s net assets.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) This variable rate senior loan will settle after September 30, 2017. The reference rate and spread presented will go into effect upon settlement.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(j) Convertible security.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	(5)	December 2017	(779)	$—	$15
U.S. Treasury Note, 10-Year	(83)	December 2017	(10,541)	19	140
U.S. Treasury Note, 5-Year	(61)	December 2017	(7,231)	10	64
				$29	$219

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/PPM America High Yield Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.7%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	7,541	$7,857
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	1,261	1,323
Series 2012-B-2, 5.50%, 10/29/20	1,485	1,554
Hawaiian Airlines Pass-Through Certificates
Series 2013-B-1, 4.95%, 01/15/22	4,291	4,418
Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,578)		15,152
CORPORATE BONDS AND NOTES 78.1%
Consumer Discretionary 19.7%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (a)	11,167	11,374
24 Hour Holdings III LLC
8.00%, 06/01/22 (a) (b)	4,000	3,718
Altice SA
7.63%, 02/15/25 (a) (b)	10,000	10,767
Amazon.com Inc.
3.15%, 08/22/27 (a)	6,000	6,036
3.88%, 08/22/37 (a)	4,966	5,037
4.05%, 08/22/47 (a)	6,000	6,098
AMC Entertainment Holdings Inc.
5.88%, 11/15/26 (b)	2,074	2,042
6.13%, 05/15/27 (b)	4,315	4,271
American Axle & Manufacturing Holdings Inc.
6.25%, 04/01/25 (a) (b)	2,500	2,548
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (a) (b)	2,000	2,015
American Greetings Corp.
7.88%, 02/15/25 (a)	6,441	6,978
ARAMARK Services Inc.
5.13%, 01/15/24	849	901
4.75%, 06/01/26	4,571	4,812
BC Mountain LLC
7.00%, 02/01/21 (a)	7,412	6,865
Beazer Homes USA Inc.
8.75%, 03/15/22	2,772	3,074
CCO Holdings LLC
5.13%, 02/15/23	5,000	5,161
5.38%, 05/01/25 (a)	8,000	8,287
5.13%, 05/01/27 (a)	16,774	16,996
5.88%, 05/01/27 (a)	6,000	6,299
Churchill Downs Inc.
5.38%, 12/15/21	6,004	6,196
Clear Channel Communications Inc.
2.00%, 02/01/21 (b) (c) (d)	9,175	1,365
CSC Holdings LLC
5.50%, 04/15/27 (a)	4,267	4,436
Delphi Jersey Holdings Plc
5.00%, 10/01/25 (a)	3,189	3,246
DISH DBS Corp.
5.13%, 05/01/20	4,497	4,716
5.00%, 03/15/23	7,000	7,188
7.75%, 07/01/26	3,000	3,440
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 07/01/19 (a)	7,250	7,105
EMI Music Publishing Group North America Holdings Inc.
7.63%, 06/15/24 (a)	3,529	3,919
Gannett Co. Inc.
4.88%, 09/15/21 (a)	990	1,014
5.50%, 09/15/24 (a)	3,000	3,161
Gibson Brands Inc.
8.88%, 08/01/18 (a)	12,000	9,787
GLP Capital LP
5.38%, 11/01/23 - 04/15/26	4,470	4,889
Golden Nugget Inc.
8.75%, 10/01/25 (a)	6,000	6,106
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	2,730	2,853
4.88%, 03/15/27	3,302	3,402
	Shares/Par†	Value
Hanesbrands Inc.
4.63%, 05/15/24 (a)	3,000	3,122
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	10,222	10,415
Hilton Worldwide Finance LLC
4.88%, 04/01/27	3,267	3,431
iHeartCommunications Inc.
9.00%, 03/01/21	4,000	2,848
11.25%, 03/01/21 (a) (b)	5,000	3,549
JC Penney Corp. Inc.
5.88%, 07/01/23 (a) (b)	3,059	3,090
Jo-Ann Stores Holdings Inc.
10.50%, 10/15/19 (a) (b) (c)	6,316	6,125
KB Home
7.63%, 05/15/23	7,000	8,004
KFC Holding Co.
5.25%, 06/01/26 (a)	1,827	1,934
4.75%, 06/01/27 (a)	5,872	6,055
Landry's Inc.
6.75%, 10/15/24 (a)	6,260	6,339
Lennar Corp.
4.13%, 01/15/22	2,000	2,069
LG FinanceCo Corp.
5.88%, 11/01/24 (a)	7,000	7,362
Live Nation Entertainment Inc.
5.38%, 06/15/22 (a)	2,425	2,518
4.88%, 11/01/24 (a)	7,042	7,288
M/I Homes Inc.
6.75%, 01/15/21	8,000	8,348
Mattamy Group Corp.
6.50%, 10/01/25 (a)	725	744
MDC Partners Inc.
6.50%, 05/01/24 (a)	7,046	7,098
Men's Wearhouse Inc.
7.00%, 07/01/22 (b)	5,000	4,763
Michaels Stores Inc.
5.88%, 12/15/20 (a)	3,000	3,062
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a) (b)	6,000	6,410
National Football League Inc.
3.31%, 10/05/27 (d) (e)	3,200	3,202
3.38%, 10/05/27 (d) (e)	1,800	1,812
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (f)	7,626	8,122
NCL Corp. Ltd.
4.75%, 12/15/21 (a)	4,027	4,180
Neiman Marcus Group Ltd. Inc.
8.00%, 10/15/21 (a) (b)	2,750	1,433
Netflix Inc.
5.75%, 03/01/24	5,000	5,434
New Cotai LLC
10.63%, 05/01/19 (a) (b) (c)	11,541	11,274
Numericable - SFR SA
7.38%, 05/01/26 (a)	9,589	10,362
Numericable Group SA
6.25%, 05/15/24 (a)	3,000	3,167
Performance Food Group Inc.
5.50%, 06/01/24 (a)	825	855
PetSmart Inc.
8.88%, 06/01/25 (a) (b)	8,000	6,363
PVH Corp.
4.50%, 12/15/22	6,807	6,962
Sally Holdings LLC
5.63%, 12/01/25	9,085	9,310
Schaeffler Verwaltung Zwei GmbH
4.88%, 09/15/21 (a) (c)	1,600	1,632
5.25%, 09/15/23 (a) (c)	800	816
5.50%, 09/15/26 (a) (c)	3,000	3,057
Scientific Games International Inc.
6.63%, 05/15/21	3,350	3,443
7.00%, 01/01/22 (a)	3,750	3,976
10.00%, 12/01/22	3,000	3,324
Seminole Hard Rock Entertainment Inc.
5.88%, 05/15/21 (a)	2,135	2,157

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Sinclair Television Group Inc.
5.88%, 03/15/26 (a) (b)	2,000	2,049
5.13%, 02/15/27 (a)	3,500	3,403
Sirius XM Radio Inc.
5.38%, 07/15/26 (a)	9,000	9,460
5.00%, 08/01/27 (a)	4,000	4,085
Six Flags Entertainment Corp.
4.88%, 07/31/24 (a)	3,371	3,428
Springs Industries Inc.
6.25%, 06/01/21	2,353	2,427
Station Casinos LLC
5.00%, 10/01/25 (a)	5,000	5,015
Tenneco Inc.
5.00%, 07/15/26	5,751	5,892
Toll Brothers Finance Corp.
4.88%, 03/15/27	10,016	10,363
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (a)	8,000	8,419
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (a)	5,000	5,337
Univision Communications Inc.
5.13%, 05/15/23 - 02/15/25 (a)	8,263	8,364
Wave Holdco LLC
9.00%, 07/15/19 (a) (c)	6,471	6,488
Wolverine World Wide Inc.
5.00%, 09/01/26 (a)	2,571	2,570
Wyndham Worldwide Corp.
5.10%, 10/01/25 (g)	2,781	2,935
Wynn Las Vegas LLC
5.25%, 05/15/27 (a)	5,125	5,213
		467,005
Consumer Staples 3.0%
B&G Foods Inc.
5.25%, 04/01/25	1,586	1,617
BAT Capital Corp.
3.56%, 08/15/27 (a)	6,088	6,128
4.39%, 08/15/37 (a)	8,000	8,180
4.54%, 08/15/47 (a)	8,000	8,185
Chobani LLC
7.50%, 04/15/25 (a)	3,944	4,304
Cott Holdings Inc.
5.50%, 04/01/25 (a)	3,452	3,592
Hearthside Group Holdings LLC
6.50%, 05/01/22 (a)	8,517	8,731
High Ridge Brands Co.
8.88%, 03/15/25 (a)	2,995	2,869
JBS Investments GmbH
7.25%, 04/03/24 (a) (b)	10,760	10,723
Pilgrim's Pride Corp.
5.88%, 09/30/27 (d) (h)	3,613	3,696
Post Holdings Inc.
6.00%, 12/15/22 (a)	1,158	1,216
5.00%, 08/15/26 (a)	6,823	6,812
Spectrum Brands Inc.
5.75%, 07/15/25	4,762	5,094
		71,147
Energy 12.2%
Alta Mesa Holdings LP
7.88%, 12/15/24 (a)	5,000	5,403
American Energy - Woodford LLC
9.00%, 09/15/22 (d) (h)	5,000	2,150
Antero Resources Corp.
5.13%, 12/01/22	2,000	2,041
5.00%, 03/01/25	8,889	9,026
Bill Barrett Corp.
8.75%, 06/15/25 (b)	6,000	5,786
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (b)	4,000	4,083
8.25%, 07/15/25	2,612	2,836
Cenovus Energy Inc.
4.45%, 09/15/42	6,857	5,990
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	13,920	14,950
5.13%, 06/30/27 (a)	6,315	6,508
	Shares/Par†	Value
Cheniere Energy Partners LP
5.25%, 10/01/25 (a)	7,000	7,158
Chesapeake Energy Corp.
8.00%, 12/15/22 (a) (b)	3,648	3,941
CITGO Holding Inc.
10.75%, 02/15/20 (a)	4,000	4,343
Continental Resources Inc.
4.50%, 04/15/23	6,000	6,007
3.80%, 06/01/24	4,000	3,861
Diamondback Energy Inc.
5.38%, 05/31/25	8,000	8,366
Energy Transfer Equity LP
5.50%, 06/01/27 (b)	6,000	6,310
Energy Transfer Partners LP
5.88%, 01/15/24	3,500	3,776
Ensco Plc
5.20%, 03/15/25	6,000	5,050
5.75%, 10/01/44	5,000	3,606
EP Energy LLC
8.00%, 11/29/24 (a) (b)	6,000	6,088
8.00%, 02/15/25 (a)	10,000	7,778
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (a)	5,000	5,210
Gulfport Energy Corp.
6.38%, 05/15/25	4,000	4,057
Halcon Resources Corp.
12.00%, 02/15/22 (d) (h)	4,000	4,817
HollyFrontier Corp.
5.88%, 04/01/26	5,882	6,423
Ithaca Energy Inc.
8.13%, 07/01/19 (a) (b)	3,000	3,056
Jones Energy Holdings LLC
6.75%, 04/01/22 (b)	2,141	1,766
9.25%, 03/15/23 (d)	2,276	1,886
MEG Energy Corp.
6.38%, 01/30/23 (a)	5,000	4,361
7.00%, 03/31/24 (a)	3,000	2,567
6.50%, 01/15/25 (a) (b)	1,859	1,811
MPLX LP
4.88%, 06/01/25	898	965
4.13%, 03/01/27	2,228	2,278
5.20%, 03/01/47	2,268	2,371
Nabors Industries Inc.
5.50%, 01/15/23 (b)	8,000	7,841
NGPL PipeCo LLC
4.38%, 08/15/22 (a)	1,322	1,371
4.88%, 08/15/27 (a)	3,062	3,207
Parsley Energy LLC
5.38%, 01/15/25 (a)	2,500	2,550
5.25%, 08/15/25 (a)	5,129	5,202
PBF Logistics LP
6.88%, 05/15/23 (b)	5,172	5,322
Precision Drilling Corp.
5.25%, 11/15/24 (b)	4,000	3,664
Sabine Pass Liquefaction LLC
5.88%, 06/30/26	10,000	11,185
SESI LLC
7.13%, 12/15/21 (b)	5,250	5,376
7.75%, 09/15/24 (a)	3,666	3,809
SM Energy Co.
6.50%, 01/01/23 (b)	3,000	3,022
5.00%, 01/15/24	7,000	6,575
5.63%, 06/01/25 (b)	1,000	950
Southwestern Energy Co.
7.50%, 04/01/26	7,000	7,275
Summit Midstream Holdings LLC
5.75%, 04/15/25	5,953	6,056
Tesoro Logistics LP
5.50%, 10/15/19	1,231	1,294
6.25%, 10/15/22	6,000	6,372
Transocean Inc.
9.00%, 07/15/23 (a) (b)	5,000	5,399
7.50%, 04/15/31 (b)	5,000	4,560
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	11,400	11,981

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Trinidad Drilling Ltd.
6.63%, 02/15/25 (a)	4,000	3,758
Weatherford International Ltd.
6.50%, 08/01/36 (b)	2,000	1,714
Weatherford International Plc
9.88%, 02/15/24 (a) (b)	5,000	5,506
WildHorse Resource Development Corp.
6.88%, 02/01/25 (a)	8,857	8,833
		289,447
Financials 6.6%
Ally Financial Inc.
3.75%, 11/18/19	3,000	3,063
4.13%, 03/30/20	3,000	3,087
4.63%, 05/19/22	5,000	5,242
5.75%, 11/20/25 (b)	5,000	5,416
Altice Financing SA
6.63%, 02/15/23 (a)	10,000	10,600
AssuredPartners Inc.
7.00%, 08/15/25 (a)	2,817	2,881
Bank of America Corp.
6.30%, (callable at 100 beginning 03/10/26) (b) (f)	3,000	3,391
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (b) (f)	8,501	9,557
CNH Industrial Capital LLC
3.88%, 07/16/18	5,679	5,743
3.88%, 10/15/21	6,000	6,179
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (f)	3,520	3,753
4.28%, 01/09/28 (d) (h)	5,158	5,371
DAE Funding LLC
5.00%, 08/01/24 (a)	5,357	5,487
Diamond 1 Finance Corp.
5.88%, 06/15/21 (a)	4,272	4,463
7.13%, 06/15/24 (a)	6,728	7,437
Eagle Holding Co. II LLC
8.38%, 05/15/22 (c) (d) (h)	2,103	2,181
Jack Ohio Finance LLC
10.25%, 11/15/22 (a)	5,000	5,464
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (f)	10,000	10,404
JPMorgan Chase Bank NA
3.22%, 03/01/25	5,000	5,069
Navient Corp.
6.50%, 06/15/22	6,948	7,367
6.75%, 06/25/25	6,433	6,693
Nexstar Escrow Corp.
5.63%, 08/01/24 (a)	3,000	3,114
Stena AB
7.00%, 02/01/24 (a) (b)	7,844	7,508
Stena International SA
5.75%, 03/01/24 (a)	4,156	3,786
Vertiv Intermediate Holding Corp.
12.00%, 02/15/22 (a) (c)	8,500	9,523
Washington Mutual Bank
0.00%, 06/15/11 (i) (j)	1,500	—
WaveDivision Escrow LLC
8.13%, 09/01/20 (a)	2,182	2,233
ZF North America Capital Inc.
4.75%, 04/29/25 (a)	5,000	5,280
Ziggo Bond Finance BV
6.00%, 01/15/27 (a)	6,000	6,215
		156,507
Health Care 8.4%
Centene Corp.
4.75%, 05/15/22	6,524	6,822
6.13%, 02/15/24	1,938	2,096
4.75%, 01/15/25	3,146	3,263
Community Health Systems Inc.
8.00%, 11/15/19	5,000	4,870
6.88%, 02/01/22 (b)	6,000	4,708
6.25%, 03/31/23	4,946	4,874
	Shares/Par†	Value
Crimson Merger Sub Inc.
6.63%, 05/15/22 (a)	10,000	9,807
Endo Finance LLC & Endo Finco Inc.
5.38%, 01/15/23 (a)	4,947	4,034
HCA Inc.
3.75%, 03/15/19	3,115	3,181
4.25%, 10/15/19	2,142	2,217
6.50%, 02/15/20	1,858	2,023
4.75%, 05/01/23	9,739	10,275
5.38%, 02/01/25	4,631	4,894
5.88%, 02/15/26	9,369	10,056
5.25%, 06/15/26	2,273	2,444
4.50%, 02/15/27	8,000	8,170
5.50%, 06/15/47	3,871	4,011
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (a)	2,583	2,676
Hologic Inc.
5.25%, 07/15/22 (a)	2,674	2,804
IASIS Healthcare LLC
8.38%, 05/15/19	5,000	5,019
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (a)	1,710	1,898
Kindred Healthcare Inc.
8.00%, 01/15/20	5,000	4,917
8.75%, 01/15/23	3,000	2,794
Mallinckrodt International Finance SA
5.75%, 08/01/22 (a) (b)	9,653	9,442
MEDNAX Inc.
5.25%, 12/01/23 (a)	2,811	2,937
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	4,917	5,277
Tenet Healthcare Corp.
4.50%, 04/01/21	4,800	4,892
6.75%, 06/15/23 (b)	15,000	14,387
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (a) (b)	4,841	4,585
THC Escrow Corp. III
5.13%, 05/01/25 (a) (b)	8,000	7,892
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (a)	5,000	4,985
5.63%, 12/01/21 (a)	6,000	5,615
6.50%, 03/15/22 (a)	975	1,028
5.50%, 03/01/23 (a)	10,000	8,794
5.88%, 05/15/23 (a)	6,000	5,293
7.00%, 03/15/24 (a)	2,924	3,117
6.13%, 04/15/25 (a) (b)	3,402	2,983
WellCare Health Plans Inc.
5.25%, 04/01/25	10,174	10,717
		199,797
Industrials 6.4%
ACCO Brands Corp.
5.25%, 12/15/24 (a)	7,227	7,483
Advanced Disposal Services Inc.
5.63%, 11/15/24 (a)	5,000	5,229
AECOM
5.13%, 03/15/27	6,204	6,413
Aircastle Ltd.
5.00%, 04/01/23	6,360	6,813
4.13%, 05/01/24	6,931	7,174
Airxcel Inc.
8.50%, 02/15/22 (a)	4,000	4,241
Allison Transmission Inc.
5.00%, 10/01/24 (a)	4,000	4,144
Ashtead Capital Inc.
4.13%, 08/15/25 (a)	1,745	1,797
4.38%, 08/15/27 (a)	1,745	1,795
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (a)	2,740	2,951
Bombardier Inc.
8.75%, 12/01/21 (a)	2,500	2,693
6.00%, 10/15/22 (a)	4,000	3,878
6.13%, 01/15/23 (a)	1,872	1,825
7.50%, 03/15/25 (a)	10,000	9,993

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Builders FirstSource Inc.
10.75%, 08/15/23 (a)	4,000	4,568
5.63%, 09/01/24 (a)	1,903	2,006
CNH Industrial NV
4.50%, 08/15/23	7,000	7,404
GFL Environmental Inc.
9.88%, 02/01/21 (a)	3,471	3,713
H&E Equipment Services Inc.
5.63%, 09/01/25 (a)	8,000	8,436
Hertz Corp.
7.63%, 06/01/22 (a)	3,000	3,091
5.50%, 10/15/24 (a) (b)	4,727	4,264
Meritor Inc.
6.25%, 02/15/24	5,000	5,314
Multi-Color Corp.
4.88%, 11/01/25 (a)	3,111	3,150
Navistar International Corp.
8.25%, 11/01/21	8,250	8,284
Prime Security Services Borrower LLC
9.25%, 05/15/23 (a)	5,211	5,749
Sensata Technologies Finance Co. Plc
6.25%, 02/15/26 (a)	3,000	3,279
Tempo Acquisition LLC
6.75%, 06/01/25 (a)	3,642	3,693
Terex Corp.
5.63%, 02/01/25 (a)	6,000	6,318
United Rentals North America Inc.
5.88%, 09/15/26	3,428	3,723
5.50%, 05/15/27	2,000	2,132
4.88%, 01/15/28	6,000	6,023
VistaJet Malta Finance Plc
7.75%, 06/01/20 (a)	2,750	2,475
Waterjet Holdings Inc.
7.63%, 02/01/20 (a)	2,547	2,629
		152,680
Information Technology 2.1%
Entegris Inc.
6.00%, 04/01/22 (a)	3,000	3,129
First Data Corp.
5.00%, 01/15/24 (a)	7,000	7,277
IMS Health Inc.
5.00%, 10/15/26 (a)	2,375	2,519
Micron Technology Inc.
5.25%, 08/01/23 (a)	2,000	2,081
5.63%, 01/15/26 (a)	5,000	5,293
NXP BV
4.13%, 06/01/21 (a)	4,000	4,185
3.88%, 09/01/22 (a)	5,000	5,219
5.75%, 03/15/23 (a)	1,565	1,633
Sanmina Corp.
4.38%, 06/01/19 (a)	8,397	8,625
Sensata Technologies BV
5.63%, 11/01/24 (a)	1,364	1,504
SS&C Technologies Holdings Inc.
5.88%, 07/15/23	2,787	2,939
Western Digital Corp.
10.50%, 04/01/24	5,000	5,873
		50,277
Materials 7.7%
Anglo American Capital Plc
4.13%, 09/27/22 (a) (b)	4,601	4,787
4.88%, 05/14/25 (a)	1,399	1,484
4.75%, 04/10/27 (a)	6,000	6,262
ArcelorMittal
6.75%, 02/25/22 (k)	2,368	2,713
ARD Finance SA
7.88%, 09/15/23 (c)	3,000	3,214
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (a)	8,000	8,467
Berry Plastics Corp.
5.13%, 07/15/23	4,000	4,181
BMC East LLC
5.50%, 10/01/24 (a)	939	983
	Shares/Par†	Value
BWAY Holding Co.
5.50%, 04/15/24 (a)	5,000	5,215
7.25%, 04/15/25 (a)	7,000	7,215
Cemex SAB de CV
5.70%, 01/11/25 (a) (b)	8,000	8,536
Chemours Co.
5.38%, 05/15/27	3,000	3,110
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	8,400	8,536
First Quantum Minerals Ltd.
7.50%, 04/01/25 (a)	3,000	3,062
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (a)	2,975	3,089
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (a)	5,379	5,451
5.13%, 05/15/24 (a) (b)	4,233	4,310
Freeport-McMoRan Inc.
3.10%, 03/15/20	8,000	8,014
6.50%, 11/15/20	3,000	3,067
3.55%, 03/01/22	4,000	3,945
3.88%, 03/15/23 (b)	1,005	989
4.55%, 11/14/24 (b)	7,000	7,030
5.40%, 11/14/34	8,000	7,639
Hexion Inc.
10.38%, 02/01/22 (a) (b)	2,300	2,204
Hexion US Finance Corp.
6.63%, 04/15/20	5,000	4,472
Koppers Inc.
6.00%, 02/15/25 (a)	1,614	1,727
Olin Corp.
5.13%, 09/15/27	6,000	6,278
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (a)	2,000	2,144
Rain CII Carbon LLC
8.25%, 01/15/21 (a)	2,315	2,401
7.25%, 04/01/25 (a)	7,000	7,363
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (a)	6,614	6,891
Scotts Miracle-Gro Co.
6.00%, 10/15/23	2,457	2,624
5.25%, 12/15/26	568	600
Signode Industrial Group Lux SA
6.38%, 05/01/22 (a)	4,000	4,142
Silgan Holdings Inc.
4.75%, 03/15/25 (a)	6,596	6,797
St. Marys Cement Inc.
5.75%, 01/28/27 (a)	6,000	6,329
Teck Resources Ltd.
3.75%, 02/01/23 (b)	5,000	5,065
8.50%, 06/01/24 (a)	704	810
Trinseo Materials Operating SCA
5.38%, 09/01/25 (a)	5,352	5,514
Vale Overseas Ltd.
6.25%, 08/10/26	6,000	6,825
		183,485
Real Estate 1.5%
AvalonBay Communities Inc.
2.90%, 10/15/26	1,823	1,776
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (a)	8,523	7,205
CyrusOne LP
5.38%, 03/15/27 (a)	716	765
Equinix Inc.
5.38%, 05/15/27	8,387	9,110
ESH Hospitality Inc.
5.25%, 05/01/25 (a)	8,419	8,714
Hospitality Properties Trust
4.95%, 02/15/27	2,060	2,159
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	1,677	1,819
4.50%, 09/01/26	4,444	4,506
		36,054

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Telecommunication Services 8.3%
AT&T Inc.
3.90%, 08/14/27	3,000	3,004
4.90%, 08/14/37	3,000	3,037
5.15%, 02/14/50	3,000	3,022
5.30%, 08/14/58	3,000	3,025
CB Escrow Corp.
8.00%, 10/15/25 (a)	8,000	8,035
CenturyLink Inc.
7.50%, 04/01/24 (b)	1,979	2,048
5.63%, 04/01/25 (b)	10,000	9,578
Cincinnati Bell Inc.
7.00%, 07/15/24 (a)	4,000	3,916
Cogent Communications Group Inc.
5.38%, 03/01/22 (a)	3,000	3,155
Frontier Communications Corp.
11.00%, 09/15/25	9,000	7,642
7.88%, 01/15/27	2,000	1,433
9.00%, 08/15/31	4,000	3,110
Hughes Satellite Systems Corp.
5.25%, 08/01/26	2,896	3,008
6.63%, 08/01/26	2,896	3,104
Intelsat Jackson Holdings SA
7.50%, 04/01/21	3,000	2,846
5.50%, 08/01/23	6,000	5,097
9.75%, 07/15/25 (a)	6,956	7,062
Level 3 Communications Inc.
5.75%, 12/01/22	5,000	5,159
Level 3 Financing Inc.
5.13%, 05/01/23	3,000	3,055
5.38%, 05/01/25	5,000	5,147
5.25%, 03/15/26	8,000	8,209
Neptune Finco Corp.
10.88%, 10/15/25 (a)	5,044	6,242
Radiate Holdco LLC
6.63%, 02/15/25 (a) (b)	2,461	2,412
Sable International Finance Ltd.
6.88%, 08/01/22 (a)	2,667	2,866
SES Global Americas Holdings GP
5.30%, 03/25/44 (a)	5,000	4,736
Sprint Capital Corp.
6.88%, 11/15/28	6,000	6,720
Sprint Corp.
7.88%, 09/15/23	3,000	3,480
7.13%, 06/15/24	15,000	16,866
Sprint Nextel Corp.
7.00%, 03/01/20 (a)	4,000	4,377
6.00%, 11/15/22	5,000	5,385
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	5,818	5,913
Telecom Italia Capital SA
6.38%, 11/15/33	1,786	2,053
6.00%, 09/30/34	3,214	3,552
Telesat Canada
8.88%, 11/15/24 (a)	5,591	6,300
T-Mobile USA Inc.
4.00%, 04/15/22	2,000	2,069
6.84%, 04/28/23	654	691
6.50%, 01/15/24	5,000	5,316
6.00%, 04/15/24	2,000	2,125
5.13%, 04/15/25	5,000	5,226
5.38%, 04/15/27	2,000	2,148
Windstream Services LLC
7.50%, 06/01/22 (b)	5,000	3,736
Zayo Group LLC
6.00%, 04/01/23	9,111	9,640
		195,545
Utilities 2.2%
AES Corp.
5.50%, 04/15/25	12,000	12,622
5.13%, 09/01/27	6,000	6,146
Calpine Corp.
5.75%, 01/15/25	3,000	2,834
	Shares/Par†	Value
Dynegy Inc.
8.00%, 01/15/25 (a) (b)	12,000	12,434
GenOn Americas Generation LLC
0.00%, 10/01/21 (i) (j)	16,000	14,700
NextEra Energy Partners LP
4.25%, 09/15/24 (a)	1,659	1,698
4.50%, 09/15/27 (a)	2,105	2,146
		52,580
Total Corporate Bonds And Notes (cost $1,797,308)		1,854,524
SENIOR LOAN INTERESTS 8.9%
Consumer Discretionary 2.8%
Bass Pro Group LLC
Term Loan B, 6.23%, (3M LIBOR + 5.00%), 04/01/24 (l)	11,980	11,271
Caesars Entertainment Operating Co.
Term Loan B-7, 0.00%, 01/26/18 (e) (i) (j)	2,113	2,694
Term Loan, 4.74%, (3M LIBOR + 2.50%), 03/31/24 (l)	8,437	8,439
Cowlitz Tribal Gaming Authority
Term Loan, 11.73%, (3M LIBOR + 10.50%), 12/01/21 (e) (l)	11,490	12,754
Helix Gen Funding LLC
Term Loan B, 5.08%, (3M LIBOR + 3.75%), 03/09/24 (l)	4,599	4,646
Jo-Ann Stores Inc.
Term Loan, 6.39%, (3M LIBOR + 5.00%), 10/21/23 (l)	6,725	6,414
Landry's Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/04/23 (l) (m)	2,590	2,603
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 4.80%, (1Y LIBOR + 3.50%), 12/24/21 (l)	3,200	2,976
2nd Lien Term Loan, 8.05%, (1Y LIBOR + 6.75%), 06/23/23 (e) (l)	677	666
Lions Gate Entertainment Corp.
1st Lien Term Loan, 4.24%, (3M LIBOR + 3.00%), 10/12/23 (l)	2,200	2,217
Serta Simmons Bedding LLC
2nd Lien Term Loan, 9.31%, (3M LIBOR + 8.00%), 10/21/24 (l)	3,340	3,204
UFC Holdings LLC
1st Lien Term Loan, 4.49%, (3M LIBOR + 3.25%), 07/22/23 (l)	1,491	1,496
2nd Lien Term Loan, 8.74%, (3M LIBOR + 7.50%), 07/26/24 (l)	3,800	3,853
WideOpenWest Finance LLC
Term Loan B, 4.48%, (3M LIBOR + 3.25%), 08/06/23 (l)	3,950	3,940
		67,173
Consumer Staples 0.8%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 4.98%, (3M LIBOR + 3.75%), 01/27/24 (l)	6,153	5,889
Diamond (BC) BV
Term Loan, 4.32%, (3M LIBOR + 3.00%), 07/25/24 (l)	6,680	6,656
JBS USA LLC
Term Loan B, 5.75%, (3M LIBOR + 2.50%), 10/30/22 (l)	6,085	6,009
		18,554
Energy 1.5%
Drillships Financing Holding Inc.
Term Loan B-1, 0.00%, 03/31/21 (i) (j) (n)	4,312	3,209
Foresight Energy LLC
1st Lien Term Loan, 7.08%, (3M LIBOR + 5.75%), 03/16/22 (l)	9,476	8,843
Jonah Energy LLC
2nd Lien Term Loan, 7.74%, (1Y LIBOR + 6.50%), 05/07/21 (l)	6,800	6,783
Ocean Rig UDW Inc.
Term Loan, 0.00%, (3M LIBOR + 8.00%), 09/20/24 (d) (l) (m)	7,400	7,483
Summit Midstream Partners Holdings LLC
Term Loan B, 7.24%, (3M LIBOR + 6.00%), 05/15/22 (l)	1,804	1,827

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Traverse Midstream Partners LLC
Term Loan, 5.33%, (3M LIBOR + 4.00%), 09/21/24 (l)	2,023	2,048
Ultra Resources Inc.
1st Lien Term Loan, 4.31%, (3M LIBOR + 3.00%), 04/14/24 (l)	5,000	4,987
		35,180
Health Care 1.4%
Air Methods Corp.
Term Loan B, 4.80%, (3M LIBOR + 3.50%), 04/13/24 (l)	5,089	5,017
CBS Radio Inc.
Term Loan B, 4.74%, (3M LIBOR + 3.50%), 10/06/23 (l)	3,783	3,809
Change Healthcare Holdings Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 02/02/24 (l)	4,888	4,899
Nature's Bounty Co.
Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/15/24 (l) (m)	10,980	10,843
2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.75%), 08/15/25 (l) (m)	7,640	7,525
		32,093
Industrials 0.3%
Commercial Barge Line Co.
1st Lien Term Loan, 9.99%, (3M LIBOR + 8.75%), 11/06/20 (l)	7,781	6,136
Information Technology 0.7%
Ancestry.com Operations Inc.
1st Lien Term Loan, 4.49%, (3M LIBOR + 3.25%), 10/19/23 (l)	1,950	1,961
Radiate Holdco LLC
Bridge Term Loan, 0.00%, (3M LIBOR + 5.75%), 02/15/25 (e) (l) (m)	8,000	8,000
Tempo Acquisition LLC
Term Loan, 4.24%, (3M LIBOR + 3.00%), 04/20/24 (l)	7,700	7,702
		17,663
Materials 0.1%
Solenis International LP
2nd Lien Term Loan, 8.07%, (3M LIBOR + 6.75%), 07/02/22 (l)	3,500	3,477
Real Estate 0.1%
BCP Renaissance Parent LLC
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 09/20/24 (l) (m)	1,570	1,586
Telecommunication Services 0.6%
Frontier Communications Corp.
Term Loan B-1, 4.99%, (3M LIBOR + 3.75%), 05/31/24 (l)	4,700	4,456
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, (3M LIBOR + 2.50%), 02/29/24 (l)	4,688	4,691
Windstream Services LLC
Term Loan B-6, 5.24%, (3M LIBOR + 4.00%), 03/29/21 (l)	6,543	5,823
		14,970
Utilities 0.6%
Energy Future Intermediate Holding Co. LLC
DIP Term Loan, 4.24%, (3M LIBOR + 3.00%), 06/23/18 (l)	6,510	6,541
Talen Energy Supply LLC
Term Loan B-1, 5.24%, (3M LIBOR + 4.00%), 07/15/23 (l)	8,667	8,439
		14,980
Total Senior Loan Interests (cost $212,637)		211,812
GOVERNMENT AND AGENCY OBLIGATIONS 2.0%
U.S. Treasury Securities 2.0%
U.S. Treasury Bond
2.88%, 11/15/46	12,000	12,034
U.S. Treasury Note
1.25%, 05/31/19	10,000	9,969
1.50%, 08/15/26	28,000	26,202
Total Government And Agency Obligations (cost $49,056)		48,205
	Shares/Par†	Value
PREFERRED STOCKS 0.8%
Energy 0.5%
NuStar Logistics LP, 7.63%, 01/15/43	388	9,840
Vantage Drilling International (i) (o)	14	2,596
		12,436
Financials 0.3%
Federal Home Loan Mortgage Corp. - Series Z, 0.00%, (callable at 25 beginning 12/31/17) (f) (i) (j)	50	341
Federal National Mortgage Association - Series S, 0.00%, (callable at 25 beginning 12/31/20) (b) (f) (i) (j)	519	3,617
Morgan Stanley - Series K, 5.85%, (callable at 25 beginning 04/15/27) (b) (f)	100	2,734
		6,692
Total Preferred Stocks (cost $20,227)		19,128
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (e) (i) (p)	53,443	—
Quicksilver Resources Inc. Escrow (e) (i) (p)	10,557	—
Stone Container Finance Co. of Canada II Escrow (e) (i) (p)	1,375	—
Vantage Drilling Co. Escrow (b) (e) (i) (p)	8,119	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 5.6%
Consumer Discretionary 1.4%
AMC Networks Inc. - Class A (i)	100	5,847
DISH Network Corp. - Class A (i)	80	4,338
Home Interior Gift Inc. (e) (i)	429	—
MGM Resorts International	200	6,518
Michaels Cos. Inc. (i)	225	4,831
Party City Holdco Inc. (b) (i)	105	1,423
Sally Beauty Holdings Inc. (i)	180	3,524
ServiceMaster Global Holdings Inc. (i)	140	6,542
		33,023
Consumer Staples 0.5%
B&G Foods Inc. (b)	150	4,777
Snyders-Lance Inc.	201	7,653
		12,430
Energy 1.6%
Chaparral Energy Inc. (a) (i)	4	99
Chaparral Energy Inc. - Class A (i)	565	12,939
Chaparral Energy Inc. - Class B (i) (n)	119	2,694
DCP Midstream Partners LP	90	3,118
Energy Transfer Partners LP	113	2,058
MPLX LP	87	3,053
NuStar Energy LP	80	3,247
Prairie Provident Resources Inc. (a) (i)	224	81
Summit Midstream Partners LP	200	4,000
Titan Energy LLC (i)	75	337
Williams Partners LP	140	5,446
		37,072
Financials 0.6%
JPMorgan Chase & Co.	90	8,596
Wells Fargo & Co.	100	5,515
		14,111
Health Care 0.2%
DaVita Inc. (i)	80	4,751
Valeant Pharmaceuticals International Inc. (b) (i)	75	1,075
		5,826
Industrials 0.2%
Builders FirstSource Inc. (i)	250	4,497
Information Technology 0.2%
EchoStar Corp. - Class A (i)	70	4,006
New Cotai LLC (d) (e) (i)	—	1
		4,007
Materials 0.8%
First Quantum Minerals Ltd.	20	225
Freeport-McMoRan Inc. - Class B (i)	270	3,791
Huntsman Corp.	250	6,855
LyondellBasell Industries NV - Class A	80	7,971
		18,842

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Real Estate 0.1%
Outfront Media Inc.	151	3,813
Total Common Stocks (cost $128,076)		133,621
INVESTMENT COMPANIES 1.3%
Eaton Vance Senior Floating-Rate Trust	300	4,482
Invesco Senior Income Trust	805	3,613
Kayne Anderson MLP Investment Co. (b)	199	3,619
PIMCO Floating Rate Strategy Fund	400	4,280
SPDR Barclays High Yield Bond ETF	411	15,351
Total Investment Companies (cost $31,847)		31,345
SHORT TERM INVESTMENTS 12.2%
Investment Companies 4.0%
JNL Government Money Market Fund - Institutional Class, 0.89% (q) (r)	94,864	94,864
Securities Lending Collateral 8.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (r)	194,937	194,937
Total Short Term Investments (cost $289,801)		289,801
Total Investments 109.6% (cost $2,543,530)		2,603,588
Other Derivative Instruments 0.0%		105
Other Assets and Liabilities, Net (9.6)%		(228,240)
Total Net Assets 100.0%		$2,375,453

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $999,801 and 42.1%, respectively.

(b) All or portion of the security was on loan.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Perpetual security.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(i) Non-income producing security.

(j) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 1.0% of the Fund’s net assets.

(k) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(m) This variable rate senior loan will settle after September 30, 2017. The reference rate and spread presented will go into effect upon settlement.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) Convertible security.

(p) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
American Energy - Woodford LLC, 9.00%, 09/15/22	09/12/14	$4,855	$2,150	0.1%
Credit Suisse Group AG, 4.28%, 01/09/28	01/05/17	5,158	5,371	0.2
Eagle Holding Co. II LLC, 8.38%, 05/15/22	04/28/17	2,103	2,181	0.1
Halcon Resources Corp., 12.00%, 02/15/22	12/29/15	5,734	4,817	0.2
Pilgrim's Pride Corp., 5.88%, 09/30/27	09/27/17	3,613	3,696	0.2
		$21,463	$18,215	0.8%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	(224)	December 2017	(34,946)	$(7)	$716
U.S. Treasury Note, 10-Year	(649)	December 2017	(82,416)	152	1,088
U.S. Treasury Note, 5-Year	(45)	December 2017	(5,330)	7	43
Ultra Long Term U.S. Treasury Bond	(118)	December 2017	(19,889)	(48)	405
				$104	$2,252

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/PPM America Mid Cap Value Fund
COMMON STOCKS 99.6%
Consumer Discretionary 19.9%
American Axle & Manufacturing Holdings Inc. (a)	988	$17,378
Best Buy Co. Inc.	146	8,299
Foot Locker Inc.	317	11,175
Helen of Troy Ltd. (a)	137	13,266
Macy's Inc.	581	12,677
Meredith Corp.	235	13,054
Newell Brands Inc.	287	12,268
Penske Automotive Group Inc.	188	8,953
Royal Caribbean Cruises Ltd.	137	16,181
Tupperware Brands Corp.	244	15,103
Viacom Inc. - Class B	224	6,244
		134,598
Consumer Staples 2.4%
Ingredion Inc.	134	16,166
Energy 11.0%
Apache Corp.	148	6,788
Diamond Offshore Drilling Inc. (a) (b)	628	9,102
Helix Energy Solutions Group Inc. (a)	901	6,658
National Oilwell Varco Inc.	196	7,014
Patterson-UTI Energy Inc.	607	12,711
PBF Energy Inc. - Class A (b)	547	15,094
Superior Energy Services Inc. (a)	1,585	16,929
		74,296
Financials 19.1%
Allstate Corp.	145	13,290
American Financial Group Inc.	162	16,780
Bank of the Ozarks Inc.	362	17,413
Hartford Financial Services Group Inc.	295	16,368
Huntington Bancshares Inc.	1,270	17,731
Janus Henderson Group Plc	465	16,214
Lincoln National Corp.	230	16,893
Reinsurance Group of America Inc.	107	14,874
		129,563
Health Care 10.4%
CIGNA Corp.	65	12,188
Hill-Rom Holdings Inc.	169	12,469
Lifepoint Health Inc. (a)	222	12,825
Magellan Health Services Inc. (a)	140	12,099
McKesson Corp.	89	13,733
Owens & Minor Inc.	237	6,914
		70,228
Industrials 13.7%
Delta Air Lines Inc.	153	7,373
Esterline Technologies Corp. (a)	138	12,423
Kennametal Inc.	378	15,232
Spirit Aerosystems Holdings Inc. - Class A	217	16,888
Steelcase Inc. - Class A	820	12,623
Terex Corp.	365	16,446
Textron Inc.	217	11,708
		92,693
Information Technology 11.1%
Avnet Inc.	437	17,158
Belden Inc.	216	17,386
CACI International Inc. - Class A (a)	60	8,389
Cognizant Technology Solutions Corp. - Class A	94	6,790
CSRA Inc.	212	6,835
Semtech Corp. (a)	314	11,798
Teradyne Inc.	184	6,843
		75,199
Materials 7.7%
Allegheny Technologies Inc. (a) (b)	285	6,814
Nucor Corp.	116	6,517
Olin Corp.	395	13,529
Reliance Steel & Aluminum Co.	204	15,569
Steel Dynamics Inc.	281	9,669
		52,098
Utilities 4.3%
Edison International	201	15,480
	Shares/Par†	Value
PNM Resources Inc.	341	13,754
		29,234
Total Common Stocks (cost $590,497)		674,075
SHORT TERM INVESTMENTS 3.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	1,394	1,394
Securities Lending Collateral 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	20,223	20,223
Total Short Term Investments (cost $21,617)		21,617
Total Investments 102.8% (cost $612,114)		695,692
Other Assets and Liabilities, Net (2.8)%		(19,067)
Total Net Assets 100.0%		$676,625

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/PPM America Small Cap Value Fund
COMMON STOCKS 99.4%
Consumer Discretionary 18.5%
American Axle & Manufacturing Holdings Inc. (a)	1,156	$20,324
Bob Evans Farms Inc.	98	7,604
Helen of Troy Ltd. (a)	202	19,525
Meredith Corp.	331	18,398
Penske Automotive Group Inc.	345	16,416
Skechers U.S.A. Inc. - Class A (a)	582	14,597
Superior Industries International Inc.	785	13,069
Tower International Inc.	616	16,763
Tupperware Brands Corp.	318	19,690
		146,386
Consumer Staples 2.4%
Cott Corp.	775	11,627
Ingredion Inc.	63	7,600
		19,227
Energy 9.2%
Helix Energy Solutions Group Inc. (a)	2,247	16,602
Patterson-UTI Energy Inc.	712	14,914
PBF Energy Inc. - Class A (b)	741	20,470
Superior Energy Services Inc. (a)	1,964	20,980
		72,966
Financials 15.1%
American Financial Group Inc.	73	7,542
Astoria Financial Corp.	677	14,564
Banc of California Inc. (b)	771	15,990
BofI Holding Inc. (a) (b)	709	20,182
Independent Bank Corp.	265	19,775
Janus Henderson Group Plc	486	16,939
Reinsurance Group of America Inc.	54	7,577
Renasant Corp.	393	16,868
		119,437
Health Care 11.5%
Hill-Rom Holdings Inc.	98	7,237
Integer Holdings Corp. (a)	370	18,951
Lifepoint Health Inc. (a)	329	19,049
Magellan Health Services Inc. (a)	232	19,978
Owens & Minor Inc.	398	11,616
PharMerica Corp. (a)	501	14,688
		91,519
Industrials 20.0%
Aerojet Rocketdyne Holdings Inc. (a)	609	21,335
Apogee Enterprises Inc.	347	16,766
Esterline Technologies Corp. (a)	195	17,579
GATX Corp. (b)	264	16,233
Kennametal Inc.	510	20,561
SkyWest Inc.	466	20,479
Spirit Aerosystems Holdings Inc. - Class A	109	8,433
Steelcase Inc. - Class A	1,121	17,265
Terex Corp.	445	20,038
		158,689
Information Technology 14.7%
Belden Inc.	241	19,367
Benchmark Electronics Inc. (a)	234	7,995
CACI International Inc. - Class A (a)	145	20,262
CSG Systems International Inc.	257	10,326
ExlService Holdings Inc. (a)	138	8,031
Photronics Inc. (a)	1,104	9,771
Semtech Corp. (a)	502	18,854
SYNNEX Corp.	109	13,726
Teradyne Inc.	211	7,850
		116,182
Materials 4.5%
Allegheny Technologies Inc. (a) (b)	329	7,856
Olin Corp.	360	12,344
Reliance Steel & Aluminum Co.	101	7,708
Steel Dynamics Inc.	221	7,611
		35,519
Real Estate 1.4%
Kite Realty Group Trust	547	11,075
	Shares/Par†	Value
Utilities 2.1%
PNM Resources Inc.	409	16,467
Total Common Stocks (cost $656,507)		787,467
SHORT TERM INVESTMENTS 7.4%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	2,226	2,226
Securities Lending Collateral 7.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	56,491	56,491
Total Short Term Investments (cost $58,717)		58,717
Total Investments 106.8% (cost $715,224)		846,184
Other Assets and Liabilities, Net (6.8)%		(53,976)
Total Net Assets 100.0%		$792,208

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/PPM America Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 14.5%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	1,909	$1,989
Series 2013-A-2, 4.95%, 01/15/23	1,225	1,312
Series 2016-AA-2, 3.20%, 06/15/28	3,006	3,013
American Express Credit Account Secured Note Trust
Series 2012-A-4, 1.47%, (1M US LIBOR + 0.24%), 10/16/17 (b)	7,900	7,901
Series 2012-C-4, 2.03%, (1M US LIBOR + 0.80%), 10/16/17 (a) (b)	2,227	2,227
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	6,596	6,650
AmeriCredit Automobile Receivables Trust
Series 2016-A2A-4, 1.34%, 04/08/20	1,755	1,753
Series 2016-A3-1, 1.81%, 10/08/20	3,100	3,103
Ascentium Equipment Receivables LLC
Series 2015-A3-2A, 1.93%, 03/11/19 (a)	628	629
Series 2015-B-1A, 2.26%, 06/10/21 (a)	131	131
Ascentium Equipment Receivables Trust
Series 2017-A2-1A, 1.87%, 07/10/19 (a)	1,143	1,143
Series 2017-A3-1A, 2.29%, 06/10/21 (a)	1,177	1,175
Series 2016-A2-1A, REMIC, 1.75%, 11/13/18 (a)	287	287
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (a)	480	479
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.87%, 12/05/20 (a) (b)	5,060	5,258
BA Credit Card Trust
Series 2015-A-A1, 1.56%, (1M US LIBOR + 0.33%), 01/16/18 (b)	11,269	11,279
Banc of America Re-REMIC Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (a)	1,985	2,021
BANK 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/15/27	2,286	2,319
Capital One Multi-Asset Execution Trust
Series 2016-A1-A1, 1.68%, (1M US LIBOR + 0.45%), 04/15/19 (b)	5,714	5,744
CarMax Auto Owner Trust
Series 2016-A2A-2, 1.24%, 02/15/18	1,200	1,199
Series 2016-A2B-1, 1.76%, (1M US LIBOR + 0.53%), 04/15/19 (b)	788	788
Series 2017-A3-3, 1.97%, 04/15/22	2,307	2,303
Chase Issuance Trust
Series 2015-A2-A2, 1.59%, 02/15/18	3,975	3,977
Chesapeake Funding II LLC
Series 2017-A1-3A, 1.91%, 01/15/21 (a)	4,028	4,020
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (a)	2,309	2,302
Citibank Credit Card Issuance Trust
Series 2013-A4-A4, 1.66%, (1M US LIBOR + 0.42%), 07/24/18 (b)	1,522	1,526
Series 2017-A9-A9, 1.80%, 09/20/19	11,570	11,567
Citigroup Mortgage Loan Trust Inc.
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23 (a)	1,970	2,005
CNH Equipment Trust
Series 2014-A3-C, 1.05%, 05/15/18	560	559
Series 2015-A3-B, REMIC, 1.37%, 12/17/18	435	434
COLT Mortgage Loan Trust
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	2,998	3,007
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	451	473
Series 2012-A-1, 4.15%, 04/11/24	1,658	1,750
Series 2012-A-2, 4.00%, 10/29/24	1,461	1,534
Crown Castle Towers LLC
Series 2010-C-6, 4.88%, 08/15/20 (a)	1,450	1,531
CSMC Trust
Series 2017-A1-HL1, REMIC, 3.50%, 06/25/47 (a) (b)	4,672	4,734
Dell Equipment Finance Trust
Series 2016-A2-1, 1.43%, 03/22/18 (a)	4,166	4,165
Series 2016-B-1, 2.03%, 01/22/19 (a)	697	693
Series 2017-A2-1, 1.86%, 06/24/19 (a)	3,975	3,976
	Shares/Par†	Value
Delta Air Lines Pass-Through Trust
Series 2010-A-1, 6.20%, 07/02/18	—	—
Series 2010-A-2, 4.95%, 05/23/19	102	105
Ford Credit Auto Owner Trust
Series 2014-B-C, 1.97%, 04/15/20	1,256	1,253
Series 2015-C-B, 2.21%, 01/15/21	1,009	1,013
GM Financial Automobile Leasing Trust
Series 2016-A3-2, 1.62%, 09/20/19	2,782	2,781
Series 2017-A3-1, 2.06%, 05/20/20	5,186	5,201
Series 2017-A3-3, 2.01%, 11/20/20	2,328	2,321
GM Financial Consumer Automobile Receivables Trust
Series 2017-A3-1A, 1.78%, 10/18/21 (a)	4,098	4,092
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A2-1, 1.72%, 04/22/19 (a)	1,060	1,059
Series 2017-A3-1, 2.06%, 06/22/20 (a)	1,123	1,125
Hilton Grand Vacations Trust
Series 2017-A-AA, 2.66%, 12/27/28 (a)	2,512	2,514
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 07/15/19	2,391	2,381
JPMorgan Mortgage Trust
Series 2014-A1-5, REMIC, 3.00%, 10/25/26 (a) (b)	1,650	1,666
Series 2016-2A1-3, REMIC, 3.00%, 10/25/46 (a) (b)	2,931	2,965
Series 2017-A3-2, REMIC, 3.50%, 05/25/47 (a) (b)	5,531	5,597
Kubota Credit Owner Trust
Series 2015-A3-1A, REMIC, 1.54%, 03/15/19 (a)	735	735
Leaf Receivables Funding 12 LLC
Series 2017-A2-1, 1.72%, 02/15/19 (a)	1,075	1,075
Series 2017-A3-1, 2.07%, 05/15/20 (a)	907	906
Mercedes-Benz Auto Lease Trust
Series 2016-A2-B, 1.15%, 02/15/18	2,955	2,953
Mercedes-Benz Master Owner Trust
Series 2016-A-AA, 1.81%, (1M US LIBOR + 0.58%), 05/15/18 (a) (b)	4,219	4,230
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (a)	418	416
Series 2017-A-1A, 2.42%, 12/20/34 (a)	2,562	2,552
Nissan Auto Receivables Owner Trust
Series 2016-A2B-C, 1.45%, (1M US LIBOR + 0.22%), 04/16/18 (b)	3,301	3,303
SBA Tower Trust
Series 2014-C-1, 2.90%, 10/15/44 (a)	5,000	5,030
Sequoia Mortgage Trust
Series 2017-A4-3, REMIC, 3.50%, 04/25/47 (a) (b)	1,257	1,275
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (a)	3,340	3,327
Series 2017-A-2A, 1.92%, 12/20/21 (a)	6,142	6,136
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 07/15/50 (b)	1,371	1,387
Westlake Automobile Receivables Trust
Series 2016-A2-3A, 1.42%, 10/15/19 (a)	1,716	1,714
Total Non-U.S. Government Agency Asset-Backed Securities (cost $179,840)		180,068
CORPORATE BONDS AND NOTES 43.0%
Consumer Discretionary 3.7%
A&E Television Networks LLC
3.11%, 08/22/19 (c) (d)	1,000	1,020
Amazon.com Inc.
3.15%, 08/22/27 (a)	3,250	3,270
3.88%, 08/22/37 (a)	1,340	1,359
4.05%, 08/22/47 (a)	2,060	2,094
American Greetings Corp.
7.88%, 02/15/25 (a)	663	718
CCO Holdings LLC
5.13%, 05/01/27 (a)	3,282	3,325
Charter Communications Operating LLC
6.38%, 10/23/35	2,235	2,608
6.83%, 10/23/55	1,030	1,248
Comcast Corp.
3.00%, 02/01/24	2,500	2,538
3.40%, 07/15/46	2,498	2,295

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Discovery Communications LLC
5.00%, 09/20/37	2,803	2,860
General Motors Co.
5.20%, 04/01/45	1,145	1,162
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	4,683	4,771
Hilton Worldwide Finance LLC
4.88%, 04/01/27	1,503	1,579
Home Depot Inc.
2.13%, 09/15/26	3,383	3,175
KFC Holding Co.
5.25%, 06/01/26 (a)	174	184
4.75%, 06/01/27 (a)	2,222	2,291
Lowe's Cos. Inc.
3.10%, 05/03/27	2,304	2,299
NAI Entertainment Holdings
5.00%, 08/01/18 (a)	228	228
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (e)	1,589	1,692
Newell Rubbermaid Inc.
3.85%, 04/01/23 (f)	956	1,006
Numericable - SFR SA
7.38%, 05/01/26 (a)	2,087	2,255
Schaeffler Verwaltung Zwei GmbH
4.88%, 09/15/21 (a) (g)	1,100	1,122
5.50%, 09/15/26 (a) (g)	644	656
Seminole Indian Tribe of Florida
6.54%, 10/01/20 (a)	585	599
		46,354
Consumer Staples 3.0%
Altria Group Inc.
2.63%, 09/16/26	1,206	1,161
3.88%, 09/16/46	1,336	1,305
Archer-Daniels-Midland Co.
2.50%, 08/11/26	3,313	3,172
BAT Capital Corp.
3.56%, 08/15/27 (a)	1,978	1,991
4.39%, 08/15/37 (a)	7,100	7,259
4.54%, 08/15/47 (a)	2,000	2,046
Dr. Pepper Snapple Group Inc.
2.55%, 09/15/26	1,731	1,629
JBS Investments GmbH
7.25%, 04/03/24 (a) (h)	2,051	2,044
Kraft Heinz Foods Co.
3.95%, 07/15/25	1,756	1,806
5.00%, 07/15/35	1,605	1,753
4.38%, 06/01/46	3,885	3,808
Mars Inc.
2.19%, 10/11/17 (d)	2,850	2,850
3.74%, 10/11/27 (c) (d)	1,200	1,248
Reynolds American Inc.
4.45%, 06/12/25	2,391	2,563
5.70%, 08/15/35	975	1,141
7.00%, 08/04/41 (d)	812	1,070
		36,846
Energy 4.3%
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (a)	2,316	2,682
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	2,282	2,451
5.13%, 06/30/27 (a)	3,421	3,525
Columbia Pipeline Group Inc.
3.30%, 06/01/20	743	762
4.50%, 06/01/25	746	799
5.80%, 06/01/45	933	1,122
Denbury Resources Inc.
9.00%, 05/15/21 (a)	500	488
Diamondback Energy Inc.
5.38%, 05/31/25	3,004	3,141
Energy Transfer Partners LP
6.13%, 12/15/45	500	549
Enterprise Products Operating LLC
3.75%, 02/15/25	766	795
	Shares/Par†	Value
3.70%, 02/15/26 (h)	440	452
EP Energy LLC
8.00%, 11/29/24 (a) (h)	2,530	2,567
8.00%, 02/15/25 (a)	949	738
HollyFrontier Corp.
5.88%, 04/01/26	1,025	1,119
Marathon Oil Corp.
4.40%, 07/15/27	4,470	4,551
MPLX LP
5.20%, 03/01/47	1,586	1,658
Nabors Industries Inc.
5.50%, 01/15/23 (h)	441	432
NGPL PipeCo LLC
4.38%, 08/15/22	744	772
Parsley Energy LLC
5.25%, 08/15/25 (a)	716	726
Petroleos Mexicanos
5.38%, 03/13/22 (a)	2,825	3,015
2.29%, 02/15/24	2,120	2,114
Phillips 66
2.05%, (3M US LIBOR + 0.75%), 04/15/20 (a) (b)	1,832	1,845
Precision Drilling Corp.
7.75%, 12/15/23	867	885
Regency Energy Partners LP
5.88%, 03/01/22	3,009	3,330
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	1,150	1,281
5.63%, 03/01/25	241	266
5.88%, 06/30/26	4,055	4,535
SM Energy Co.
6.75%, 09/15/26 (h)	1,096	1,098
Sunoco Logistics Partners Operations LP
5.40%, 10/01/47	2,761	2,806
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	3,569	3,751
		54,255
Financials 15.9%
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	773	822
4.50%, 05/15/21	1,432	1,514
AIG SunAmerica Global Financing X
6.90%, 03/15/32 (a)	1,696	2,257
American Express Credit Corp.
2.25%, 05/05/21	2,500	2,497
3.30%, 05/03/27	1,555	1,569
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	6,718	6,939
4.90%, 02/01/46	5,689	6,474
Athene Global Funding
2.75%, 04/20/20 (a)	2,800	2,822
4.00%, 01/25/22 (a)	4,205	4,375
3.00%, 07/01/22 (a)	6,331	6,305
Bank of America Corp.
6.25%, (callable at 100 beginning 09/05/24) (e)	1,683	1,857
1.97%, (3M US LIBOR + 0.66%), 07/21/21 (b)	4,300	4,312
3.30%, 01/11/23	3,428	3,510
4.00%, 01/22/25	2,057	2,129
3.25%, 10/21/27	1,380	1,351
3.82%, (3M US LIBOR + 1.58%), 01/20/28 (b)	3,240	3,333
3.71%, 04/24/28	3,990	4,066
Bank of Montreal
2.35%, 09/11/22	6,300	6,241
Barclays Plc
8.25%, (callable at 100 beginning 12/15/18) (e) (i)	4,100	4,332
BMW US Capital LLC
2.00%, 04/11/21 (a)	1,755	1,742
Bunge Ltd. Finance Corp.
8.50%, 06/15/19 (f)	100	111
3.00%, 09/25/22	2,713	2,712
Capital One Financial Corp.
3.75%, 03/09/27	3,033	3,057
Citigroup Inc.
6.25%, (callable at 100 beginning 08/15/26) (e) (h)	2,217	2,492

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
2.75%, 04/25/22	1,500	1,503
4.05%, 07/30/22	1,325	1,387
4.13%, 07/25/28	1,206	1,241
Credit Suisse AG
6.50%, 08/08/23 (a)	5,986	6,772
3.63%, 09/09/24	1,000	1,038
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (e)	660	704
7.50%, (callable at 100 beginning 12/11/23) (a) (e)	2,448	2,766
DAE Funding LLC
4.00%, 08/01/20 (a) (h)	2,675	2,719
Diamond 1 Finance Corp.
5.45%, 06/15/23 (a)	1,672	1,828
8.35%, 07/15/46 (a)	2,157	2,766
Enstar Group Ltd.
4.50%, 03/10/22	2,484	2,567
General Motors Financial Co. Inc.
4.20%, 03/01/21	1,576	1,654
Goldman Sachs Group Inc.
2.60%, 12/27/20	3,750	3,785
2.35%, 11/15/21	768	762
3.00%, 04/26/22	4,523	4,588
4.25%, 10/21/25	2,071	2,157
6.75%, 10/01/37	1,500	1,977
HSBC Holdings Plc
6.87%, (callable at 100 beginning 05/22/27) (d) (e) (i)	2,500	2,718
4.38%, 11/23/26	2,560	2,678
Icahn Enterprises LP
6.25%, 02/01/22	1,900	1,983
6.75%, 02/01/24	1,900	2,004
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (e)	1,325	1,378
2.95%, 10/01/26	2,720	2,657
3.78%, (3M US LIBOR + 1.34%), 02/01/28 (b)	1,400	1,437
3.54%, 05/01/28	751	759
JPMorgan Chase Bank NA
3.22%, 03/01/25 (h)	2,798	2,837
Morgan Stanley
2.49%, (3M US LIBOR + 1.18%), 01/20/22 (b)	7,975	8,083
2.24%, (3M US LIBOR + 0.93%), 07/22/22 (b)	3,250	3,264
4.88%, 11/01/22	4,381	4,744
4.10%, 05/22/23	3,360	3,512
3.88%, 04/29/24	5,121	5,376
2.53%, (3M US LIBOR + 1.22%), 05/08/24 (b)	2,675	2,708
3.13%, 07/27/26	3,411	3,341
3.63%, 01/20/27	2,532	2,564
3.59%, (3M US LIBOR + 1.34%), 07/22/28 (b)	1,300	1,302
National Rural Utilities Cooperative Finance Corp.
4.75%, (3M US LIBOR + 2.91%), 04/30/43 (b)	1,071	1,106
Reckitt Benckiser Treasury Services Plc
2.75%, 06/26/24 (a)	4,249	4,225
3.00%, 06/26/27 (a)	3,743	3,690
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (c) (d)	2,485	2,524
3.18%, 11/15/22 (c) (d)	2,485	2,543
Stena AB
7.00%, 02/01/24 (a) (h)	740	708
Stena International SA
5.75%, 03/01/24 (a)	392	357
Wells Fargo & Co.
5.87%, (callable at 100 beginning 06/15/25) (e)	2,149	2,395
2.10%, 07/26/21	1,560	1,544
2.63%, 07/22/22	4,768	4,766
4.48%, 01/16/24	355	382
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	3,650	3,742
		198,360
Health Care 3.0%
Abbott Laboratories
3.40%, 11/30/23	4,400	4,534
3.75%, 11/30/26	500	513
4.75%, 11/30/36	1,324	1,461
	Shares/Par†	Value
Actavis Funding SCS
4.75%, 03/15/45	750	815
Becton Dickinson & Co.
3.36%, 06/06/24	4,300	4,340
4.67%, 06/06/47	1,446	1,516
Centene Corp.
4.75%, 05/15/22	1,876	1,962
4.75%, 01/15/25	566	587
Community Health Systems Inc.
6.25%, 03/31/23	3,540	3,488
Express Scripts Holding Co.
3.40%, 03/01/27 (h)	2,875	2,837
4.80%, 07/15/46	1,126	1,195
HCA Inc.
4.25%, 10/15/19	1,564	1,619
Mayo Clinic Rochester
3.77%, 11/15/43	600	596
MEDNAX Inc.
5.25%, 12/01/23 (a)	1,430	1,494
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	997	1,179
Mylan Inc.
3.13%, 01/15/23 (a)	1,729	1,730
Perrigo Finance Plc
4.90%, 12/15/44	839	847
Perrigo Finance Unltd. Co.
4.38%, 03/15/26	750	779
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	296	312
5.88%, 05/15/23 (a)	2,274	2,006
7.00%, 03/15/24 (a)	889	948
WellCare Health Plans Inc.
5.25%, 04/01/25	2,340	2,465
		37,223
Industrials 3.7%
AECOM
5.13%, 03/15/27	2,171	2,244
Aircastle Ltd.
6.25%, 12/01/19	1,270	1,367
5.00%, 04/01/23	2,757	2,954
4.13%, 05/01/24	1,756	1,818
Allegion US Holding Co. Inc.
3.55%, 10/01/27	1,520	1,509
Bombardier Inc.
4.75%, 04/15/19 (a)	1,300	1,315
8.75%, 12/01/21 (a)	1,560	1,680
7.50%, 03/15/25 (a)	758	757
Cintas Corp. No. 2
3.70%, 04/01/27	3,007	3,132
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (e)	13,941	14,745
International Lease Finance Corp.
4.63%, 04/15/21	2,237	2,378
Mexico City Airport Trust
5.50%, 07/31/47 (a)	2,630	2,669
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21 (a)	1,000	980
2.35%, 10/15/26 (a)	5,500	5,199
Union Pacific Corp.
3.60%, 09/15/37	3,215	3,251
		45,998
Information Technology 1.4%
Apple Inc.
2.85%, 05/11/24	3,771	3,816
3.20%, 05/11/27	1,710	1,741
Microsoft Corp.
3.45%, 08/08/36	3,500	3,526
3.70%, 08/08/46	1,955	1,970
3.95%, 08/08/56	2,355	2,422
NXP BV
4.13%, 06/01/21 (a)	2,601	2,721
Visa Inc.
2.80%, 12/14/22	925	946
		17,142

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Materials 2.7%
Anglo American Capital Plc
4.75%, 04/10/27 (a)	2,539	2,650
CF Industries Inc.
3.40%, 12/01/21 (a)	3,910	3,986
4.50%, 12/01/26 (a)	1,560	1,635
EI du Pont de Nemours & Co.
1.84%, (3M US LIBOR + 0.53%), 05/01/20 (b)	4,296	4,330
2.20%, 05/01/20	4,950	4,978
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (a)	548	616
Freeport-McMoRan Inc.
3.88%, 03/15/23 (h)	484	476
4.55%, 11/14/24 (h)	4,681	4,701
5.40%, 11/14/34	1,794	1,713
Methanex Corp.
5.65%, 12/01/44	1,143	1,131
Mexichem SAB de CV
5.50%, 01/15/48 (d) (j)	3,633	3,584
Reynolds Group Issuer Inc.
4.80%, (3M US LIBOR + 3.50%), 07/15/21 (a) (b)	3,576	3,647
Samarco Mineracao SA
0.00%, 11/01/22 (d) (j) (k) (l)	345	211
0.00%, 09/26/24 (a) (k) (l)	340	206
		33,864
Real Estate 0.4%
Crown Castle International Corp.
2.25%, 09/01/21	1,285	1,270
CyrusOne LP
5.00%, 03/15/24 (a)	471	496
5.38%, 03/15/27 (a)	329	352
Equinix Inc.
5.38%, 05/15/27	733	796
Prologis International Funding II
4.88%, 02/15/20 (a)	2,222	2,337
		5,251
Telecommunication Services 2.0%
AT&T Inc.
3.90%, 08/14/27	6,500	6,509
5.25%, 03/01/37	4,230	4,451
4.90%, 08/14/37	6,025	6,099
Hughes Satellite Systems Corp.
5.25%, 08/01/26	1,675	1,740
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	2,788	2,833
Verizon Communications Inc.
2.95%, 03/15/22	1,050	1,068
4.67%, 03/15/55	1,805	1,719
		24,419
Utilities 2.9%
Atlantic City Electric Co.
3.38%, 09/01/24	3,386	3,475
Basin Electric Power Cooperative
4.75%, 04/26/47 (a)	2,435	2,627
Commonwealth Edison Co.
3.75%, 08/15/47	2,885	2,886
Enel SpA
8.75%, (USD Swap Semi 30/360 (>2-10Y) 5Y + 6.13%), 09/24/73 (a) (b)	1,472	1,782
Exelon Corp.
3.50%, 06/01/22 (m)	2,583	2,656
5.10%, 06/15/45	1,756	1,992
FirstEnergy Corp.
3.90%, 07/15/27	4,473	4,549
4.85%, 07/15/47 (f)	1,518	1,592
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	1,679	1,789
2.95%, 04/01/25	4,550	4,525
Southern Co.
3.25%, 07/01/26	6,611	6,536
Talen Energy Corp.
6.50%, 06/01/25	761	581
	Shares/Par†	Value
Wisconsin Energy Corp.
3.55%, 06/15/25	920	950
		35,940
Total Corporate Bonds And Notes (cost $517,325)		535,652
SENIOR LOAN INTERESTS 2.9%
Consumer Discretionary 1.0%
Bass Pro Group LLC
Term Loan B, 6.23%, (3M LIBOR + 5.00%), 04/01/24 (b)	1,175	1,105
Charter Communications Operating LLC
Term Loan H, 3.24%, (3M LIBOR + 2.00%), 01/15/22 (b)	951	953
Term Loan I, 3.49%, (3M LIBOR + 2.25%), 01/15/24 (b)	571	573
CSC Holdings LLC
1st Lien Term Loan, 3.48%, (3M LIBOR + 2.25%), 07/15/25 (b)	1,100	1,093
Helix Gen Funding LLC
Term Loan B, 5.08%, (3M LIBOR + 3.75%), 03/09/24 (b)	4,216	4,260
Landry's Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/04/23 (b) (n)	2,158	2,169
PetSmart Inc.
Term Loan B-2, 4.24%, (3M LIBOR + 3.00%), 10/10/22 (b)	700	590
UFC Holdings LLC
1st Lien Term Loan, 4.49%, (3M LIBOR + 3.25%), 07/22/23 (b)	1,489	1,494
		12,237
Consumer Staples 0.4%
JBS USA LLC
Term Loan B, 5.75%, (3M LIBOR + 2.50%), 10/30/22 (b)	5,087	5,024
Energy 0.4%
Chesapeake Energy Corp.
Term Loan, 8.81%, (3M LIBOR + 7.50%), 08/25/21 (b)	2,558	2,754
TEX Operations Co. LLC
Term Loan B, 3.98%, (3M LIBOR + 2.75%), 08/04/23 (b)	864	866
Term Loan C, 3.98%, (3M LIBOR + 2.75%), 08/04/23 (b)	198	198
Traverse Midstream Partners LLC
Term Loan, 5.33%, (3M LIBOR + 4.00%), 09/21/24 (b)	822	832
		4,650
Health Care 0.1%
Valeant Pharmaceuticals International Inc.
Term Loan B-F1, 5.99%, (3M LIBOR + 4.75%), 03/13/22 (b)	1,426	1,451
Industrials 0.3%
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20 (c)	3,100	3,177
Materials 0.1%
BWAY Holding Co.
Term Loan B, 4.48%, (3M LIBOR + 3.25%), 03/22/24 (b)	1,100	1,103
Real Estate 0.0%
BCP Renaissance Parent LLC
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 09/20/24 (b) (n)	565	571
Telecommunication Services 0.4%
CenturyLink Inc.
Term Loan B, 2.75%, (3M LIBOR + 2.75%), 01/31/25 (b)	3,000	2,905
Sprint Communications Inc.
1st Lien Term Loan B, 3.75%, (3M LIBOR + 2.50%), 02/29/24 (b)	2,095	2,096
		5,001

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Utilities 0.2%
Talen Energy Supply LLC
Term Loan B-1, 5.24%, (3M LIBOR + 4.00%), 07/15/23 (b)	3,134	3,052
Total Senior Loan Interests (cost $36,223)		36,266
GOVERNMENT AND AGENCY OBLIGATIONS 37.4%
Commercial Mortgage-Backed Securities 0.4%
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 1.56%, (1M US LIBOR +/- MBS spread), 02/25/20 (b) (o)	4,645	4,650
Mortgage-Backed Securities 19.4%
Federal Home Loan Mortgage Corp.
2.50%, 08/01/31	1,744	1,757
2.50%, 02/01/32	2,835	2,857
TBA, 3.00%, 10/15/32 (p)	4,067	4,178
5.00%, 02/01/38 - 11/01/41	2,673	2,930
4.50%, 03/01/42 - 05/01/46	5,686	6,125
3.50%, 04/01/42 - 06/01/44	2,894	3,001
4.00%, 03/01/43 - 02/01/47	5,660	5,976
3.00%, 04/01/30 - 09/01/46	15,454	15,604
4.00%, 08/01/46	899	946
3.00%, 08/01/43 - 11/01/46	5,674	5,698
Federal National Mortgage Association
2.50%, 01/01/28 - 04/01/31	4,191	4,231
3.00%, 08/01/30 - 11/01/46	13,023	13,236
TBA, 2.50%, 10/15/32 (p)	6,408	6,450
5.50%, 03/01/35 - 08/01/38	1,560	1,739
4.50%, 08/01/40 - 12/01/46	10,001	10,800
5.00%, 06/01/35 - 05/01/42	2,802	3,076
3.50%, 01/01/42 - 11/01/46	32,632	33,718
3.00%, 09/01/30 - 01/01/47	18,480	18,626
4.00%, 04/01/44 - 04/01/47	13,331	14,049
3.07%, (12M US LIBOR +/- MBS spread), 04/01/45 (b) (o)	2,127	2,201
3.50%, 01/01/46 - 05/01/46	3,733	3,852
4.50%, 08/01/46	5,357	5,765
4.00%, 05/01/47 (p)	9,854	10,384
TBA, 3.50%, 10/15/47 (p)	1,028	1,059
Government National Mortgage Association
3.50%, 08/20/42 - 11/20/46	9,140	9,533
5.00%, 08/20/41 - 01/20/43	1,117	1,228
2.50%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 05/20/43 (b) (o)	761	777
3.00%, 05/20/43 - 07/20/45	7,262	7,378
3.50%, 08/20/46 - 09/20/46	12,234	12,726
3.00%, 07/15/45 - 12/20/46	11,250	11,413
4.00%, 05/20/44 - 04/20/47	15,589	16,467
TBA, 3.50%, 10/15/47 (p)	3,370	3,502
		241,282
Municipal 0.3%
Port Authority of New York & New Jersey
4.46%, 10/01/62	1,490	1,668
State of California Department of Water Resources
1.71%, 05/01/21	2,732	2,709
		4,377
Sovereign 0.9%
Bank of England Euro Note
1.75%, 03/06/20 (a)	6,940	6,933
Saudi Arabia Government International Bond
3.63%, 03/04/28 (d) (j)	2,200	2,170
4.63%, 10/04/47 (d) (j)	1,900	1,910
		11,013
U.S. Treasury Securities 16.4%
U.S. Treasury Bond
3.75%, 08/15/41	9,848	11,504
3.13%, 11/15/41	8,720	9,220
2.50%, 02/15/45	8,625	8,040
U.S. Treasury Note
1.63%, 04/30/19 - 05/31/23	32,472	32,118
1.50%, 05/31/19 - 08/15/26	20,093	19,670

	Shares/Par†	Value
1.38%, 02/29/20 - 04/30/20	16,710	16,626
2.00%, 11/15/21 - 02/15/22	21,692	21,828
1.88%, 04/30/22	14,930	14,911
2.75%, 02/15/24	21,579	22,402
2.50%, 05/15/24	15,150	15,489
2.25%, 11/15/25	32,020	32,005
		203,813
Total Government And Agency Obligations (cost $465,834)		465,135
PREFERRED STOCKS 0.1%
Energy 0.1%
NuStar Logistics LP, 7.63%, 01/15/43	48	1,217
Total Preferred Stocks (cost $1,219)		1,217
SHORT TERM INVESTMENTS 4.6%
Investment Companies 3.3%
JNL Government Money Market Fund - Institutional Class, 0.89% (q) (r)	41,241	41,241
Securities Lending Collateral 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (r)	15,852	15,852
Total Short Term Investments (cost $57,093)		57,093
Total Investments 102.5% (cost $1,257,534)		1,275,431
Other Derivative Instruments 0.0%		427
Other Assets and Liabilities, Net (2.5)%		(31,496)
Total Net Assets 100.0%		$1,244,362

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $246,995 and 19.8%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Perpetual security.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) All or portion of the security was on loan.

(i) Convertible security.

(j) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(k) Non-income producing security.

(l) Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(n) This variable rate senior loan will settle after September 30, 2017. The reference rate and spread presented will go into effect upon settlement.

(o) The variable rate for this government and agency mortgage-backed security (“MBS”) is determined by a formula in the security's offering documents. The rate is affected by the MBS pass-through rate which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

(p) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2017, the total payable for investments purchased on a delayed delivery basis was $25,649.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Mexichem SAB de CV, 5.50%, 01/15/48	09/28/17	$3,556	$3,584	0.3%
Samarco Mineracao SA, 0.00%, 11/01/22	10/31/12	343	211	—
Saudi Arabia Government International Bond, 3.63%, 03/04/28	09/28/17	2,174	2,170	0.2
Saudi Arabia Government International Bond, 4.63%, 10/04/47	09/28/17	1,888	1,910	0.1
		$7,961	$7,875	0.6%

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bond	97	December 2017	14,959	$3	$(136)
U.S. Treasury Note, 10-Year	(1,439)	December 2017	(182,574)	337	2,249
U.S. Treasury Note, 2-Year	(242)	January 2018	(52,333)	30	132
U.S. Treasury Note, 5-Year	(181)	December 2017	(21,378)	30	111
Ultra 10-Year U.S. Treasury Note	114	December 2017	15,506	(20)	(193)
Ultra Long Term U.S. Treasury Bond	116	December 2017	19,419	47	(265)
				$427	$1,898

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/PPM America Value Equity Fund
COMMON STOCKS 99.4%
Consumer Discretionary 13.6%
Best Buy Co. Inc.	34	$1,959
Comcast Corp. - Class A	94	3,636
Foot Locker Inc.	67	2,367
General Motors Co.	135	5,463
Macy's Inc.	174	3,808
Newell Brands Inc.	71	3,013
Royal Caribbean Cruises Ltd.	40	4,706
Viacom Inc. - Class B	181	5,039
		29,991
Consumer Staples 3.8%
Altria Group Inc.	46	2,892
Archer-Daniels-Midland Co.	127	5,420
		8,312
Energy 12.1%
Apache Corp.	109	5,001
Chevron Corp.	47	5,534
Diamond Offshore Drilling Inc. (a) (b)	190	2,755
Halliburton Co.	106	4,870
National Oilwell Varco Inc.	84	3,001
Occidental Petroleum Corp.	50	3,236
Patterson-UTI Energy Inc.	108	2,270
		26,667
Financials 25.2%
Allstate Corp.	59	5,423
Bank of America Corp.	190	4,815
Bank of the Ozarks Inc.	86	4,108
Citigroup Inc.	61	4,415
Goldman Sachs Group Inc.	21	4,981
Hartford Financial Services Group Inc.	100	5,538
Huntington Bancshares Inc.	168	2,344
JPMorgan Chase & Co.	51	4,842
Lincoln National Corp.	76	5,548
Morgan Stanley	101	4,870
PNC Financial Services Group Inc.	22	2,965
Wells Fargo & Co.	100	5,521
		55,370
Health Care 13.8%
AbbVie Inc.	61	5,447
CIGNA Corp.	30	5,533
Gilead Sciences Inc.	64	5,177
McKesson Corp.	30	4,654
Merck & Co. Inc.	61	3,874
Pfizer Inc.	156	5,562
		30,247
Industrials 9.8%
Caterpillar Inc.	44	5,537
Delta Air Lines Inc.	98	4,706
Lockheed Martin Corp.	7	2,203
Spirit Aerosystems Holdings Inc. - Class A	46	3,598
Terex Corp.	49	2,215
Textron Inc.	61	3,287
		21,546
Information Technology 15.4%
Apple Inc.	20	3,036
Applied Materials Inc.	50	2,594
Avnet Inc.	114	4,484
Cisco Systems Inc.	113	3,797
Cognizant Technology Solutions Corp. - Class A	33	2,358
CSRA Inc.	68	2,198
HP Inc.	110	2,204
Intel Corp.	110	4,196
International Business Machines Corp.	33	4,715
Microsoft Corp.	57	4,276
		33,858
Materials 1.6%
Nucor Corp.	64	3,587
Telecommunication Services 2.5%
AT&T Inc.	143	5,586
	Shares/Par†	Value
Utilities 1.6%
Edison International	45	3,480
Total Common Stocks (cost $188,975)		218,644
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (c)	2,771	2,771
Total Short Term Investments (cost $2,771)		2,771
Total Investments 100.6% (cost $191,746)		221,415
Other Assets and Liabilities, Net (0.6)%		(1,367)
Total Net Assets 100.0%		$220,048

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/S&P Competitive Advantage Fund
COMMON STOCKS 99.8%
Consumer Discretionary 38.8%
Best Buy Co. Inc.	560	$31,898
Darden Restaurants Inc.	788	62,049
Delphi Automotive Plc	696	68,453
Foot Locker Inc.	794	27,949
Gap Inc.	3,619	106,862
Lowe's Cos. Inc.	408	32,617
Michael Kors Holdings Ltd. (a)	2,140	102,397
Netflix Inc. (a)	174	31,538
Nordstrom Inc. (b)	1,822	85,898
O'Reilly Automotive Inc. (a)	367	79,089
Ross Stores Inc.	1,372	88,606
Starbucks Corp.	1,565	84,058
TJX Cos. Inc.	1,161	85,580
Tractor Supply Co. (b)	1,306	82,662
Ulta Beauty Inc. (a)	355	80,335
Urban Outfitters Inc. (a) (b)	921	22,012
		1,072,003
Consumer Staples 4.0%
Campbell Soup Co.	1,656	77,543
Costco Wholesale Corp.	192	31,600
		109,143
Financials 1.5%
CBOE Holdings Inc.	373	40,163
Health Care 3.5%
AmerisourceBergen Corp.	379	31,329
Gilead Sciences Inc.	811	65,699
		97,028
Industrials 21.7%
3M Co.	304	63,808
C.H. Robinson Worldwide Inc. (b)	1,179	89,728
Delta Air Lines Inc.	1,828	88,137
Expeditors International of Washington Inc.	554	33,162
Fastenal Co.	712	32,452
JB Hunt Transport Services Inc.	907	100,809
Robert Half International Inc.	1,920	96,633
Southwest Airlines Co.	1,708	95,618
		600,347
Information Technology 21.5%
Accenture Plc - Class A	468	63,286
Automatic Data Processing Inc.	871	95,202
Citrix Systems Inc. (a)	337	25,866
F5 Networks Inc. (a)	663	79,948
MasterCard Inc. - Class A	285	40,239
Paychex Inc.	1,498	89,810
Skyworks Solutions Inc.	380	38,751
Texas Instruments Inc.	1,139	102,087
Western Union Co. (b)	3,078	59,092
		594,281
Materials 8.8%
Avery Dennison Corp.	765	75,269
LyondellBasell Industries NV - Class A	975	96,585
Sherwin-Williams Co.	203	72,642
		244,496
Total Common Stocks (cost $2,638,915)		2,757,461
SHORT TERM INVESTMENTS 7.4%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	6,576	6,576
Securities Lending Collateral 7.2%
Repurchase Agreement with MLP, 1.68% (Collateralized by various publicly traded domestic equities with a value of $49,500) acquired on 09/21/17, due 12/21/17 at $45,191 (e)	45,000	45,000
	Shares/Par†	Value
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	153,456	153,456
		198,456
Total Short Term Investments (cost $205,032)		205,032
Total Investments 107.2% (cost $2,843,947)		2,962,493
Other Assets and Liabilities, Net (7.2)%		(197,963)
Total Net Assets 100.0%		$2,764,530

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

(e) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS 99.7%
Consumer Discretionary 9.4%
Leggett & Platt Inc.	1,128	$53,849
McDonald's Corp.	442	69,309
Nordstrom Inc. (a)	2,299	108,382
Target Corp. (a)	2,539	149,832
VF Corp.	1,959	124,552
		505,924
Consumer Staples 8.7%
Altria Group Inc.	2,354	149,286
Coca-Cola Co.	3,698	166,430
General Mills Inc.	1,851	95,830
Procter & Gamble Co.	640	58,245
		469,791
Energy 9.4%
Chevron Corp.	473	55,624
Helmerich & Payne Inc. (a)	2,000	104,224
ONEOK Inc.	2,891	160,176
Valero Energy Corp.	2,392	184,006
		504,030
Financials 9.3%
CME Group Inc.	1,312	178,018
People's United Financial Inc.	8,665	157,191
Principal Financial Group Inc.	1,745	112,276
Wells Fargo & Co.	1,015	55,992
		503,477
Health Care 9.8%
Amgen Inc.	955	178,117
Cardinal Health Inc.	769	51,443
Eli Lilly & Co.	1,425	121,889
Gilead Sciences Inc.	749	60,680
Johnson & Johnson	899	116,883
		529,012
Industrials 9.6%
Caterpillar Inc.	1,090	135,930
Emerson Electric Co.	2,688	168,901
General Electric Co.	3,891	94,076
PACCAR Inc.	850	61,448
WW Grainger Inc.	319	57,341
		517,696
Information Technology 8.3%
Cisco Systems Inc.	4,917	165,355
International Business Machines Corp.	984	142,739
QUALCOMM Inc.	2,708	140,370
		448,464
Materials 9.6%
Air Products & Chemicals Inc.	1,096	165,764
International Flavors & Fragrances Inc.	1,233	176,155
Praxair Inc.	1,275	178,217
		520,136
Real Estate 8.4%
Kimco Realty Corp.	6,903	134,953
Public Storage (a)	252	54,000
Realty Income Corp.	943	53,950
Simon Property Group Inc.	331	53,237
Ventas Inc.	812	52,876
Welltower Inc.	1,461	102,687
		451,703
Telecommunication Services 8.3%
AT&T Inc.	4,024	157,609
CenturyLink Inc. (a)	7,067	133,570
Verizon Communications Inc.	3,210	158,880
		450,059
Utilities 8.9%
American Electric Power Co. Inc.	881	61,859
Consolidated Edison Inc.	679	54,772
Entergy Corp.	768	58,654
Public Service Enterprise Group Inc.	2,272	105,088
SCANA Corp.	859	41,637
	Shares/Par†	Value
Southern Co.	3,249	159,642
		481,652
Total Common Stocks (cost $5,135,256)		5,381,944
SHORT TERM INVESTMENTS 8.1%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.89% (b) (c)	9,037	9,037
Securities Lending Collateral 7.9%
Repurchase Agreement with MLP, 1.68% (Collateralized by various publicly traded domestic equities with a value of $99,000) acquired on 09/21/17, due 12/21/17 at $90,382 (d)	90,000	90,000
Securities Lending Cash Collateral Fund LLC, 1.02% (b) (c)	338,715	338,715
		428,715
Total Short Term Investments (cost $437,752)		437,752
Total Investments 107.8% (cost $5,573,008)		5,819,696
Other Assets and Liabilities, Net (7.8)%		(422,976)
Total Net Assets 100.0%		$5,396,720

(a) All or portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/S&P International 5 Fund
COMMON STOCKS 99.2%
Australia 7.6%
AMP Ltd.	52	$197
Aurizon Holdings Ltd.	48	185
Caltex Australia Ltd.	9	221
CIMIC Group Ltd.	6	208
Coca-Cola Amatil Ltd.	22	132
Flight Centre Ltd. (a)	8	274
Fortescue Metals Group Ltd.	37	149
GPT Group	46	178
Harvey Norman Holdings Ltd. (a)	43	132
Insurance Australia Group Ltd.	41	205
Macquarie Group Ltd.	3	202
Mirvac Group	114	204
QBE Insurance Group Ltd.	19	153
Stockland	53	178
Suncorp Group Ltd.	19	191
Telstra Corp. Ltd.	51	140
Vicinity Centres	84	176
Wesfarmers Ltd.	6	186
		3,311
Belgium 0.8%
AGEAS	8	368
Canada 8.3%
Barrick Gold Corp.	17	278
CGI Group Inc. - Class A (b)	7	363
Finning International Inc.	6	133
H&R REIT	6	107
Loblaw Cos. Ltd.	4	207
Metro Inc.	7	230
Restaurant Brands International Inc.	4	236
RioCan REIT	6	107
Rogers Communications Inc. - Class B	8	392
Royal Bank of Canada	4	340
Saputo Inc.	4	152
Sun Life Financial Inc.	9	350
Teck Resources Ltd. - Class B	16	343
West Fraser Timber Co. Ltd.	4	219
Yamana Gold Inc.	57	150
		3,607
Denmark 2.2%
Danske Bank A/S	9	357
Pandora A/S	3	252
Vestas Wind Systems A/S	4	363
		972
Finland 2.9%
Metso Oyj	5	166
Neste Oil Oyj	8	358
Stora Enso Oyj - Class R	28	392
UPM-Kymmene Oyj	13	342
		1,258
France 7.9%
AXA SA	13	387
Bureau Veritas SA	7	180
Capgemini SA	3	407
CNP Assurances SA	7	167
Electricite de France SA	21	253
Klepierre	8	314
Publicis Groupe SA	4	311
Renault SA	3	330
Schneider Electric SE	4	379
Unibail-Rodamco SE	1	320
Vinci SA	4	396
		3,444
Germany 4.3%
Allianz SE	2	386
Deutsche Telekom AG	17	321
Evonik Industries AG	8	298
Hannover Rueck SE	2	214
Muenchener Rueckversicherungs AG	2	337
	Shares/Par†	Value
Siemens AG	2	324
		1,880
Hong Kong 2.3%
CK Hutchison Holdings Ltd.	15	198
HKT Trust	140	170
Li & Fung Ltd.	382	192
New World Development Ltd.	130	187
PCCW Ltd.	284	154
Swire Pacific Ltd. - Class A	8	83
		984
Israel 0.4%
Delek Group Ltd.	—	37
Mizrahi Tefahot Bank Ltd.	8	149
		186
Italy 4.3%
A2A SpA	98	167
Assicurazioni Generali SpA	21	384
Atlantia SpA	13	400
Banca Mediolanum SpA	31	267
Enel SpA	69	416
Poste Italiane SpA	31	230
		1,864
Japan 22.5%
Amada Co. Ltd.	10	108
Ashikaga Holdings Co. Ltd.	26	99
Astellas Pharma Inc.	19	238
Bridgestone Corp.	6	290
Canon Inc.	9	298
China Bank Ltd.	32	229
Daiichi Sankyo Co. Ltd.	11	253
Denso Corp.	6	288
Electric Power Development Co. Ltd.	7	179
Hino Motors Ltd.	19	237
Honda Motor Co. Ltd.	8	245
ITOCHU Corp.	17	287
Japan Airlines Co. Ltd.	8	264
Kajima Corp.	35	348
Komatsu Ltd.	11	304
Konica Minolta Holdings Inc.	23	191
Kuraray Co. Ltd.	15	275
Lawson Inc.	4	245
Marubeni Corp.	39	270
Mizuho Financial Group Inc.	138	241
MS&AD Insurance Group Holdings	8	245
NEC Corp.	10	277
Nippon Telegraph & Telephone Corp.	6	275
NTT DoCoMo Inc. (a)	11	245
Obayashi Corp.	18	215
Panasonic Corp.	23	340
Resona Holdings Inc.	46	236
SBI Holdings Inc.	8	122
Sega Sammy Holdings Inc.	11	158
Seiko Epson Corp.	11	276
Sekisui House Ltd.	14	233
Sumitomo Chemical Co. Ltd.	46	287
Sumitomo Heavy Industries Ltd.	6	257
Sumitomo Mitsui Financial Group Inc.	6	250
Sumitomo Mitsui Trust Holdings Inc.	7	257
Sumitomo Rubber Industries Inc.	13	248
Takeda Pharmaceutical Co. Ltd.	5	299
Teijin Ltd.	13	262
United Urban Investment Corp.	—	103
Yamada Denki Co. Ltd.	33	182
Yokohama Rubber Co. Ltd.	6	116
		9,772
Netherlands 5.7%
Aegon NV	57	330
ING Groep NV	22	401
Koninklijke Philips Electronics NV	10	410
Koninklijke Vopak NV	6	280
Reed Elsevier NV	17	358
Unilever NV - CVA	6	372

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Wolters Kluwer NV	7	338
		2,489
Norway 1.2%
Telenor ASA	18	389
TGS Nopec Geophysical Co. ASA	6	145
		534
Portugal 0.6%
Energias de Portugal SA	66	247
Singapore 1.0%
CapitaMall Trust	62	91
Hutchison Port Holdings Trust	222	95
Oversea-Chinese Banking Corp. Ltd.	28	230
		416
South Korea 3.7%
Hanon Systems	10	115
Hotel Shilla Co. Ltd.	4	210
Samsung C&T Corp	2	204
Samsung Electronics Co. Ltd.	—	254
Samsung Fire & Marine Insurance Co. Ltd.	1	207
Samsung Life Insurance Co. Ltd.	2	184
SK C&C Co. Ltd.	1	230
SK Telecom Co. Ltd.	1	207
		1,611
Spain 5.1%
ACS Actividades de Construccion y Servicios SA	9	323
Aena SA	2	377
Banco Santander SA	55	387
CaixaBank SA	87	435
Gas Natural SDG SA	14	311
Repsol SA	21	387
		2,220
Sweden 5.2%
Alfa Laval AB	17	405
BillerudKorsnas AB	8	141
Electrolux AB - Class B	11	378
Nordea Bank AB	25	346
Skandinaviska Enskilda Banken AB - Class A	26	345
Skanska AB - Class B	13	292
SKF AB - Class B	16	345
		2,252
Switzerland 1.4%
ABB Ltd.	13	327
Swiss Re AG	3	301
		628
United Kingdom 11.8%
Admiral Group Plc	12	287
Aviva Plc	48	331
BHP Billiton Plc	18	319
Carnival Plc	6	351
Experian Plc	15	301
HSBC Holdings Plc	37	367
International Game Technology Plc	7	182
Kingfisher Plc	74	297
Mondi Plc	13	342
Old Mutual Plc	98	255
Petrofac Ltd.	24	146
Relx Plc	16	351
Rio Tinto Plc	7	332
St. James's Place Plc	10	151
Standard Life Aberdeen Plc	89	516
TUI AG	14	242
Unilever Plc	6	361
		5,131
Total Common Stocks (cost $38,342)		43,174
	Shares/Par†	Value
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 1.2%
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	501	501
Total Short Term Investments (cost $501)		501
Total Investments 100.4% (cost $38,843)		43,675
Other Assets and Liabilities, Net (0.4)%		(168)
Total Net Assets 100.0%		$43,507

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/S&P Intrinsic Value Fund
COMMON STOCKS 99.7%
Consumer Discretionary 40.1%
Bed Bath & Beyond Inc.	1,270	$29,806
Best Buy Co. Inc.	511	29,100
Discovery Communications Inc. - Class A (a)	2,190	46,620
Foot Locker Inc.	787	27,732
Ford Motor Co.	2,558	30,623
Gap Inc.	2,281	67,355
H&R Block Inc.	1,055	27,934
HanesBrands Inc. (b)	1,143	28,169
Harley-Davidson Inc.	1,070	51,596
Interpublic Group of Cos. Inc.	1,376	28,614
Kohl's Corp.	1,837	83,839
Lowe's Cos. Inc.	382	30,521
Macy's Inc.	2,808	61,268
Nordstrom Inc. (b)	1,203	56,712
Omnicom Group Inc.	1,013	75,053
PVH Corp.	546	68,764
Ralph Lauren Corp. - Class A	657	58,028
Target Corp.	979	57,758
Twenty-First Century Fox Inc. - Class A	2,873	75,780
Viacom Inc. - Class B	726	20,210
Wyndham Worldwide Corp.	694	73,171
		1,028,653
Consumer Staples 9.2%
Archer-Daniels-Midland Co.	671	28,526
CVS Health Corp.	1,048	85,181
Tyson Foods Inc. - Class A	900	63,407
Wal-Mart Stores Inc.	758	59,251
		236,365
Energy 3.7%
Valero Energy Corp.	1,244	95,732
Health Care 16.0%
Amgen Inc.	153	28,567
Cardinal Health Inc.	382	25,555
DaVita Inc. (a)	1,291	76,698
Express Scripts Holding Co. (a)	1,182	74,842
Gilead Sciences Inc.	1,081	87,599
McKesson Corp.	554	85,099
UnitedHealth Group Inc.	170	33,228
		411,588
Industrials 4.8%
Alaska Air Group Inc.	330	25,155
Boeing Co.	179	45,539
Delta Air Lines Inc.	543	26,189
Pitney Bowes Inc.	1,867	26,162
		123,045
Information Technology 18.2%
Apple Inc.	438	67,516
Cisco Systems Inc.	876	29,453
HP Inc.	4,763	95,071
International Business Machines Corp.	512	74,234
Juniper Networks Inc.	1,967	54,748
NetApp Inc.	1,458	63,813
Oracle Corp.	634	30,635
Western Union Co.	2,655	50,978
		466,448
Materials 1.3%
Eastman Chemical Co.	361	32,622
Real Estate 2.2%
Host Hotels & Resorts Inc.	3,036	56,133
Telecommunication Services 0.8%
CenturyLink Inc. (b)	1,156	21,844
Utilities 3.4%
AES Corp.	2,354	25,938
NRG Energy Inc.	2,363	60,470
		86,408
Total Common Stocks (cost $2,538,971)		2,558,838
	Shares/Par†	Value
SHORT TERM INVESTMENTS 2.9%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	1,823	1,823
Securities Lending Collateral 2.8%
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	71,750	71,750
Total Short Term Investments (cost $73,573)		73,573
Total Investments 102.6% (cost $2,612,544)		2,632,411
Other Assets and Liabilities, Net (2.6)%		(66,930)
Total Net Assets 100.0%		$2,565,481

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/S&P Mid 3 Fund
COMMON STOCKS 99.9%
Consumer Discretionary 44.2%
AMC Networks Inc. - Class A (a)	137	$8,035
American Eagle Outfitters Inc.	297	4,240
Big Lots Inc. (b)	163	8,715
Brinker International Inc.	268	8,528
Buffalo Wild Wings Inc. (a)	35	3,639
Carter's Inc.	88	8,732
Cheesecake Factory Inc.	85	3,577
Chico's FAS Inc.	866	7,748
Cracker Barrel Old Country Store Inc. (b)	24	3,598
Deckers Outdoor Corp. (a)	99	6,769
Dick's Sporting Goods Inc.	290	7,841
Dillard's Inc. - Class A (b)	127	7,093
Gentex Corp.	194	3,835
KB Home	196	4,733
Michaels Cos. Inc. (a)	185	3,976
NVR Inc. (a)	1	3,692
Polaris Industries Inc. (b)	38	3,971
Sally Beauty Holdings Inc. (a)	222	4,353
Service Corp. International	90	3,119
Texas Roadhouse Inc.	67	3,304
Thor Industries Inc.	33	4,100
Urban Outfitters Inc. (a)	379	9,055
Williams-Sonoma Inc.	166	8,296
		130,949
Consumer Staples 4.1%
Boston Beer Co. Inc. - Class A (a)	30	4,664
Sprouts Farmers Market Inc. (a)	177	3,330
TreeHouse Foods Inc. (a)	63	4,245
		12,239
Financials 8.9%
CNO Financial Group Inc.	198	4,626
Everest Re Group Ltd.	17	3,827
FactSet Research Systems Inc.	26	4,726
Federated Investors Inc. - Class B	70	2,087
Legg Mason Inc.	111	4,359
Reinsurance Group of America Inc.	31	4,374
SEI Investments Co.	38	2,336
		26,335
Health Care 6.7%
HealthSouth Corp.	93	4,291
MEDNAX Inc. (a)	94	4,071
Molina Healthcare Inc. (a)	121	8,319
United Therapeutics Corp. (a)	27	3,177
		19,858
Industrials 9.6%
AECOM (a)	66	2,436
Dun & Bradstreet Corp.	38	4,397
Huntington Ingalls Industries Inc.	17	3,724
Landstar System Inc.	24	2,373
Lennox International Inc.	25	4,490
Lincoln Electric Holdings Inc.	41	3,736
Old Dominion Freight Line Inc.	35	3,900
Pitney Bowes Inc.	125	1,745
Regal-Beloit Corp.	21	1,640
		28,441
Information Technology 11.5%
Broadridge Financial Solutions Inc.	53	4,301
Cirrus Logic Inc. (a)	133	7,105
CoreLogic Inc. (a)	41	1,880
Fortinet Inc. (a)	93	3,319
Manhattan Associates Inc. (a)	76	3,155
MAXIMUS Inc.	52	3,367
NCR Corp. (a)	116	4,350
NetScout Systems Inc. (a)	67	2,176
Science Applications International Corp.	43	2,875
Vishay Intertechnology Inc.	88	1,662
		34,190
	Shares/Par†	Value
Materials 2.6%
Bemis Co. Inc.	75	3,414
Scotts Miracle-Gro Co. - Class A	43	4,208
		7,622
Real Estate 11.1%
CoreCivic Inc.	83	2,215
Corporate Office Properties Trust	47	1,556
Hospitality Properties Trust	69	1,972
LaSalle Hotel Properties	113	3,267
Life Storage Inc.	43	3,548
Omega Healthcare Investors Inc.	132	4,223
Senior Housing Properties Trust	321	6,279
Tanger Factory Outlet Centers Inc.	176	4,303
Taubman Centers Inc.	80	3,956
Washington Prime Group Inc.	190	1,581
		32,900
Telecommunication Services 1.2%
Frontier Communications Corp. (b)	309	3,640
Total Common Stocks (cost $297,873)		296,174
SHORT TERM INVESTMENTS 6.4%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	143	143
Securities Lending Collateral 6.3%
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	18,734	18,734
Total Short Term Investments (cost $18,877)		18,877
Total Investments 106.3% (cost $316,750)		315,051
Other Assets and Liabilities, Net (6.3)%		(18,583)
Total Net Assets 100.0%		$296,468

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/S&P Total Yield Fund
COMMON STOCKS 99.7%
Consumer Discretionary 28.1%
Bed Bath & Beyond Inc.	1,142	$26,806
Chipotle Mexican Grill Inc. (a) (b)	61	18,880
Darden Restaurants Inc.	654	51,535
Discovery Communications Inc. - Class A (a)	1,983	42,225
Foot Locker Inc.	717	25,270
Gap Inc.	1,070	31,599
Goodyear Tire & Rubber Co.	693	23,036
H&R Block Inc.	2,268	60,067
Harley-Davidson Inc.	399	19,236
Kohl's Corp.	1,658	75,686
Limited Brands Inc.	462	19,219
Macy's Inc.	2,526	55,115
Nordstrom Inc. (b)	435	20,488
Scripps Networks Interactive Inc. - Class A	300	25,803
Target Corp.	1,192	70,369
Twenty-First Century Fox Inc. - Class A	864	22,785
Urban Outfitters Inc. (a)	934	22,315
Viacom Inc. - Class B	883	24,590
		635,024
Consumer Staples 8.3%
Archer-Daniels-Midland Co.	612	26,001
CVS Health Corp.	945	76,850
Tyson Foods Inc. - Class A	813	57,262
Wal-Mart Stores Inc.	342	26,725
		186,838
Energy 1.0%
National Oilwell Varco Inc.	650	23,221
Financials 15.6%
American Express Co.	337	30,448
Ameriprise Financial Inc.	397	58,908
Assurant Inc.	795	75,892
Capital One Financial Corp.	317	26,870
Leucadia National Corp.	1,102	27,818
Northern Trust Corp.	285	26,245
State Street Corp.	308	29,401
Travelers Cos. Inc.	412	50,421
Unum Group	524	26,814
		352,817
Health Care 8.8%
Aetna Inc.	160	25,474
DaVita Inc. (a)	782	46,432
Express Scripts Holding Co. (a)	746	47,264
Gilead Sciences Inc.	672	54,416
McKesson Corp.	169	25,991
		199,577
Industrials 9.0%
Boeing Co.	134	34,180
Delta Air Lines Inc.	486	23,446
Emerson Electric Co.	833	52,325
General Electric Co.	2,637	63,752
L3 Technologies Inc.	154	28,963
		202,666
Information Technology 15.4%
Conduent Inc. (a)	525	8,227
Corning Inc.	2,771	82,914
Harris Corp.	206	27,069
HP Inc.	1,574	31,421
Lam Research Corp.	152	28,167
Motorola Solutions Inc.	597	50,672
Western Digital Corp.	286	24,739
Western Union Co.	2,384	45,772
Xerox Corp.	1,433	47,721
		346,702
Materials 5.3%
Albemarle Corp.	495	67,410
Ball Corp.	632	26,092
PPG Industries Inc.	242	26,315
		119,817
	Shares/Par†	Value
Real Estate 6.5%
Equity Residential Properties Inc.	787	51,888
Host Hotels & Resorts Inc.	1,349	24,945
Macerich Co.	358	19,671
Weyerhaeuser Co.	1,496	50,907
		147,411
Telecommunication Services 1.7%
CenturyLink Inc. (b)	2,029	38,340
Total Common Stocks (cost $2,250,283)		2,252,413
SHORT TERM INVESTMENTS 1.6%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	1,143	1,143
Securities Lending Collateral 1.5%
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	34,653	34,653
Total Short Term Investments (cost $35,796)		35,796
Total Investments 101.3% (cost $2,286,079)		2,288,209
Other Assets and Liabilities, Net (1.3)%		(30,017)
Total Net Assets 100.0%		$2,258,192

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Scout Unconstrained Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.8%
Bank of The West Auto Trust
Series 2014-A3-1, 1.09%, 10/15/17 (a)	175	$175
Series 2015-A3-1, 1.31%, 10/15/19 (a)	4,971	4,968
CarMax Auto Owner Trust
Series 2014-A3-4, 1.25%, 04/15/18	4,983	4,979
Commercial Mortgage Pass-Through Certificates
Series 2014-A1-LC15, REMIC, 1.26%, 01/10/19	4,297	4,277
Continental Airlines Inc. Pass-Through Trust
Series 2007-A-1, 5.98%, 10/19/23	221	242
GreenPoint Mortgage Funding Trust
Series 2005-M3-HE1, REMIC, 1.84%, (1M US LIBOR + 0.90%), 09/25/34 (b)	483	475
Hertz Vehicle Financing LLC
Series 2015-A-2A, 2.02%, 09/25/18 (a)	7,811	7,784
Home Equity Loan Trust
Series 2006-AI3-HSA2, REMIC, 5.55%, 11/25/27 (b)	1,911	1,118
Huntington Auto Trust
Series 2015-A3-1, 1.24%, 09/16/19	2,585	2,583
Hyundai Auto Receivables Trust
Series 2016-A2-B, 1.12%, 10/15/19	9,980	9,962
Northwest Airlines Inc.
Series 2007-A-1, 7.03%, 11/01/19	3,011	3,278
SunTrust Auto Receivables Trust
Series 2015-A3-1A, 1.42%, 04/16/18	1,788	1,787
UBS-Barclays Commercial Mortgage Trust
Series 2013-A2-C6, REMIC, 2.07%, 04/10/18	12,837	12,851
US Airways Pass-Through Trust
Series 2010-A-1, 6.25%, 04/22/23	1,770	1,981
Series 2012-A-1, 5.90%, 10/01/24	5,047	5,698
Total Non-U.S. Government Agency Asset-Backed Securities (cost $62,450)		62,158
CORPORATE BONDS AND NOTES 28.2%
Consumer Staples 0.8%
Philip Morris International Inc.
2.00%, 02/21/20	6,450	6,467
Energy 0.7%
Energy Transfer Partners LP
4.05%, 03/15/25	5,010	5,078
Financials 22.7%
AIG Global Funding
1.78%, (3M US LIBOR + 0.48%), 07/02/20 (a) (b)	3,350	3,355
Ally Financial Inc.
3.25%, 11/05/18	7,550	7,614
American Express Credit Corp.
1.70%, 10/30/19	4,450	4,431
2.60%, 09/14/20	5,705	5,790
Bank of America Corp.
1.65%, 03/26/18	5,825	5,829
2.60%, 01/15/19	5,230	5,273
Bank of America NA
1.75%, 06/05/18	3,720	3,723
2.05%, 12/07/18	1,795	1,801
Capital One NA
1.65%, 02/05/18	3,775	3,774
2.35%, 08/17/18	2,980	2,991
Caterpillar Financial Services Corp.
1.50%, (3M US LIBOR + 0.18%), 12/06/18 (b)	12,600	12,607
Citigroup Inc.
1.80%, 02/05/18	5,974	5,978
2.26%, (3M US LIBOR + 0.95%), 07/24/23 (b)	6,350	6,362
Credit Suisse
1.75%, 01/29/18	1,780	1,781
1.70%, 04/27/18	4,425	4,429
Daimler Finance North America LLC
2.00%, 08/03/18 (a)	4,340	4,354
1.75%, 10/30/19 (a)	4,175	4,144
2.30%, 01/06/20 (a)	6,625	6,648
Ford Motor Credit Co. LLC
2.88%, 10/01/18	8,960	9,047
2.55%, 10/05/18	4,145	4,172
	Shares/Par†	Value
2.94%, 01/08/19	4,390	4,439
2.43%, 06/12/20	5,880	5,883
Goldman Sachs Group Inc.
2.75%, 09/15/20	1,795	1,818
JPMorgan Chase & Co.
2.75%, 06/23/20	4,525	4,610
1.87%, (3M US LIBOR + 0.55%), 03/09/21 (b)	11,875	11,904
MassMutual Global Funding II
1.95%, 09/22/20 (a)	7,495	7,471
Metropolitan Life Global Funding I
1.35%, 09/14/18 (a)	8,000	7,983
New York Life Global Funding
1.45%, 12/15/17 (a)	2,225	2,225
1.42%, (3M US LIBOR + 0.12%), 04/12/19 (a) (b)	10,025	10,026
Reliance Standard Life Global Funding II
2.50%, 01/15/20 (a)	3,295	3,312
UBS AG
1.80%, 03/26/18	5,705	5,717
Wells Fargo & Co.
2.55%, 12/07/20	4,317	4,362
2.54%, (3M US LIBOR + 1.23%), 10/31/23 (b)	6,850	7,005
		180,858
Health Care 2.2%
Abbott Laboratories
2.35%, 11/22/19	5,675	5,717
Becton Dickinson & Co.
2.13%, 06/06/19	3,220	3,228
2.40%, 06/05/20	4,440	4,452
UnitedHealth Group Inc.
1.90%, 07/16/18	3,800	3,810
		17,207
Materials 0.3%
Sherwin-Williams Co.
2.25%, 05/15/20	2,600	2,610
Telecommunication Services 1.5%
AT&T Inc.
3.20%, 03/01/22	6,075	6,187
3.40%, 08/14/24	5,950	5,956
		12,143
Total Corporate Bonds And Notes (cost $222,874)		224,363
GOVERNMENT AND AGENCY OBLIGATIONS 55.0%
Collateralized Mortgage Obligations 0.5%
Federal National Mortgage Association
Series 2003-CA-89, REMIC, 4.50%, 09/25/18	2,165	2,185
Series 2012-ASQ2-M9, REMIC, 1.51%, 12/25/17	1,690	1,689
		3,874
Commercial Mortgage-Backed Securities 7.9%
Federal Home Loan Mortgage Corp.
Series A-KF15, REMIC, 1.90%, 02/25/23 (b) (c)	16,167	16,228
Series A-KF17, REMIC, 1.78%, 03/25/23 (b) (c)	6,081	6,095
Series A2-KP03, REMIC, 1.78%, 07/25/19	3,375	3,370
Federal National Mortgage Association
Series 2014-FA-M6, REMIC, 1.57%, 12/25/17 (b) (c)	84	84
Series 2013-ASQ2-M7, REMIC, 1.23%, 03/26/18	1,556	1,550
Series 2013-ASQ2-M9, REMIC, 1.82%, 06/25/18	7,920	7,907
Series 2016-ASQ1-M1, REMIC, 1.37%, 07/25/19	221	221
Series 2015-ASQ2-M1, REMIC, 1.63%, 02/25/18	7,401	7,390
Series 2015-ASQ2-M7, REMIC, 1.55%, 04/25/18	1,198	1,196
Series 2015-FA-M3, REMIC, 1.50%, 06/25/18 (b) (c)	1,360	1,359
Series 2015-FA-M12, REMIC, 1.62%, 04/25/20 (b) (c)	17,092	17,071
		62,471
Mortgage-Backed Securities 7.5%
Federal National Mortgage Association
1.12%, 01/01/18	8,002	7,978
1.45%, (1M US LIBOR +/- MBS spread), 07/01/19 (b) (c)	15,820	15,799
1.47%, (1M US LIBOR +/- MBS spread), 10/01/19 (b) (c)	22,350	22,357
TBA, 3.00%, 11/15/47 (d)	13,905	13,918
		60,052

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
U.S. Treasury Securities 39.1%
U.S. Treasury Note
0.75%, 12/31/17 - 02/28/18	52,580	52,508
0.88%, 03/31/18	31,805	31,750
1.25%, 10/31/21	78,450	76,673
2.00%, 12/31/21	77,540	78,000
1.88%, 02/28/22	8,430	8,430
2.25%, 08/15/27 (e)	64,225	63,753
		311,114
Total Government And Agency Obligations (cost $439,030)		437,511
SHORT TERM INVESTMENTS 4.3%
Investment Companies 4.2%
JNL Government Money Market Fund - Institutional Class, 0.89% (f) (g)	33,139	33,139
Securities Lending Collateral 0.1%
Securities Lending Cash Collateral Fund LLC, 1.02% (f) (g)	1,277	1,277
Total Short Term Investments (cost $34,416)		34,416
Total Investments 95.3% (cost $758,770)		758,448
Other Derivative Instruments 0.0%		33
Other Assets and Liabilities, Net 4.7%		37,766
Total Net Assets 100.0%		$796,247

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $62,445 and 7.8%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(c) The variable rate for this government and agency mortgage-backed security (“MBS”) is determined by a formula in the security's offering documents. The rate is affected by the MBS pass-through rate which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2017, the total payable for investments purchased on a delayed delivery basis was $13,968.

(e) All or portion of the security was on loan.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Centrally Cleared Credit Default Swap Agreements
Reference Entity	Fixed Receive/ Pay Rate[6]	Expiration	Notional†,5	Value[4]	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Credit default swap agreements - sell protection[2]
CDX.NA.HY.29, pays quarterly	5.00%	12/20/22	(13,340)	$1,045	$33	$54
				$1,045	$33	$54

1If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

3Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 97.2%
Consumer Discretionary 15.1%
Airbnb Inc. - Class E (a) (b) (c) (d)	85	$9,277
Altice USA Inc. - Class A (a)	617	16,842
Amazon.com Inc. (a)	453	435,338
AutoZone Inc. (a)	61	36,236
Delphi Automotive Plc	333	32,777
Dollar General Corp.	309	25,061
Ferrari NV	712	78,661
Home Depot Inc.	157	25,695
Marriott International Inc. - Class A	313	34,554
MGM Resorts International	316	10,286
Netflix Inc. (a)	266	48,221
Priceline Group Inc. (a)	144	262,752
Restaurant Brands International Inc.	785	50,153
Tesla Inc. (a) (e)	248	84,424
Yum! Brands Inc.	1,045	76,945
		1,227,222
Consumer Staples 2.9%
British American Tobacco Plc	981	61,431
Danone SA	79	6,189
Kraft Heinz Foods Co.	532	41,280
Philip Morris International Inc.	1,126	124,950
		233,850
Financials 6.3%
Chubb Ltd.	214	30,576
First Republic Bank	510	53,240
Intercontinental Exchange Inc.	1,321	90,732
JPMorgan Chase & Co.	886	84,670
Morgan Stanley	2,528	121,779
State Street Corp.	499	47,655
TD Ameritrade Holding Corp.	1,745	85,168
WeWork Co. - Class A (a) (b) (c) (d)	17	875
		514,695
Health Care 17.0%
Aetna Inc.	351	55,748
Alexion Pharmaceuticals Inc. (a)	758	106,355
Anthem Inc.	346	65,604
Becton Dickinson & Co.	572	111,997
Biogen Inc. (a)	317	99,409
Celgene Corp. (a)	315	45,919
Centene Corp. (a)	318	30,812
CIGNA Corp.	441	82,382
Danaher Corp.	464	39,793
HCA Healthcare Inc. (a)	765	60,910
Humana Inc.	222	54,055
Intuitive Surgical Inc. (a)	121	126,029
Merck & Co. Inc.	967	61,891
Stryker Corp.	839	119,126
UnitedHealth Group Inc.	836	163,691
Vertex Pharmaceuticals Inc. (a)	792	120,423
Zoetis Inc. - Class A	604	38,486
		1,382,630
Industrials 11.3%
Acuity Brands Inc.	442	75,674
American Airlines Group Inc.	2,541	120,691
Boeing Co.	792	201,455
Equifax Inc.	588	62,312
Fortive Corp.	740	52,388
Fortune Brands Home & Security Inc.	736	49,495
Honeywell International Inc.	629	89,154
Illinois Tool Works Inc.	490	72,530
Roper Industries Inc.	322	78,340
TransUnion LLC (a)	1,069	50,514
United Continental Holdings Inc. (a)	564	34,359
Wabtec Corp. (e)	358	27,103
		914,015
Information Technology 39.9%
Alibaba Group Holding Ltd. - ADS (a)	1,377	237,902
Alphabet Inc. - Class A (a)	207	201,171
Alphabet Inc. - Class C (a)	210	201,456
	Shares/Par†	Value
Apple Inc.	3,091	476,400
ASML Holding NV - ADR	126	21,588
Electronic Arts Inc. (a)	677	79,962
Facebook Inc. - Class A (a)	1,905	325,505
Fidelity National Information Services Inc.	840	78,401
Fiserv Inc. (a)	502	64,715
Intuit Inc.	682	96,996
MasterCard Inc. - Class A	1,041	147,003
Microsoft Corp.	4,272	318,251
Nvidia Corp.	113	20,112
PayPal Holdings Inc. (a)	3,462	221,659
Salesforce.com Inc. (a)	1,068	99,801
ServiceNow Inc. (a)	532	62,552
Symantec Corp.	3,016	98,942
Tencent Holdings Ltd.	1,999	86,596
Vantiv Inc. - Class A (a)	743	52,366
Visa Inc. - Class A	2,073	218,184
Workday Inc. - Class A (a)	389	41,039
Xilinx Inc.	1,379	97,656
		3,248,257
Real Estate 3.1%
American Tower Corp.	622	85,044
Crown Castle International Corp.	1,336	133,524
Equinix Inc.	70	31,171
		249,739
Telecommunication Services 0.6%
T-Mobile US Inc. (a)	770	47,497
Utilities 1.0%
American Water Works Co. Inc.	240	19,450
NextEra Energy Inc.	440	64,438
		83,888
Total Common Stocks (cost $5,933,813)		7,901,793
PREFERRED STOCKS 0.7%
Consumer Discretionary 0.2%
Airbnb Inc. - Series D (a) (b) (c) (d)	167	18,262
Financials 0.1%
WeWork Co. - Series E (a) (b) (c) (d)	152	7,872
Industrials 0.2%
Beijing Xiaoju Kuaizhi Co. Ltd. - Series A-17 (a) (b) (c) (d)	246	12,541
Information Technology 0.2%
Dropbox Inc. - Series A (a) (b) (c) (d)	437	3,984
Flipkart Ltd. - Series E (a) (b) (c) (d)	11	988
Flipkart Ltd. - Series H (a) (b) (c) (d)	47	6,745
Flipkart Ltd. (a) (b) (c) (d)	10	882
Flipkart Ltd. - Series G (a) (b) (c) (d)	51	6,117
Flipkart Ltd. - Series A (a) (b) (c) (d)	3	301
Flipkart Ltd. - Series C (a) (b) (c) (d)	6	531
		19,548
Total Preferred Stocks (cost $43,241)		58,223
CORPORATE BONDS AND NOTES 0.7%
Consumer Discretionary 0.7%
Caesars Entertainment Operating Co. Inc.
0.00%, 02/11/16 (a) (f)	2,635	3,910
0.00%, 12/15/18 (a) (f)	53,820	55,300
Total Corporate Bonds And Notes (cost $56,269)		59,210
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 0.89% (g) (h)	5,531	5,531
T. Rowe Price Government Reserve Fund, 1.05% (g) (h)	121,047	121,047
Total Short Term Investments (cost $126,578)		126,578
Total Investments 100.2% (cost $6,159,901)		8,145,804
Other Assets and Liabilities, Net (0.2)%		(12,205)
Total Net Assets 100.0%		$8,133,599

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB")

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(e) All or portion of the security was on loan.

(f) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 0.7% of the Fund’s net assets.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Airbnb Inc. - Class E	07/14/15	$7,889	$9,277	0.1%
Airbnb Inc. - Series D	04/16/14	6,792	18,262	0.2
Beijing Xiaoju Kuaizhi Co. Ltd. - Series A-17	10/20/15	6,753	12,541	0.2
Dropbox Inc. - Series A	11/11/14	8,341	3,984	—
Flipkart Ltd. - Series E	03/20/15	1,278	988	—
Flipkart Ltd. - Series H	04/20/15	6,745	6,745	0.1
Flipkart Ltd. - Series G	12/17/14	6,117	6,117	0.1
Flipkart Ltd.	03/20/15	1,141	882	—
Flipkart Ltd. - Series C	03/20/15	688	531	—
Flipkart Ltd. - Series A	03/20/15	389	301	—
WeWork Co. - Series E	06/23/15	4,997	7,872	0.1
WeWork Co. - Class A	06/23/15	556	875	—
		$51,686	$68,375	0.8%

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 93.2%
Consumer Discretionary 13.0%
ARAMARK Corp.	774	$31,432
AutoZone Inc. (a)	26	15,473
Burlington Stores Inc. (a)	260	24,820
Carmax Inc. (a) (b)	556	42,150
Coach Inc.	1,804	72,665
Dollar General Corp.	944	76,511
Ferrari NV	174	19,224
Limited Brands Inc.	435	18,095
Marriott International Inc. - Class A	561	61,856
MGM Resorts International	1,244	40,542
Michaels Cos. Inc. (a)	1,295	27,804
Norwegian Cruise Line Holdings Ltd. (a)	1,464	79,129
O'Reilly Automotive Inc. (a)	189	40,705
PVH Corp.	156	19,665
Royal Caribbean Cruises Ltd.	174	20,626
ServiceMaster Global Holdings Inc. (a)	499	23,334
TripAdvisor Inc. (a) (b)	264	10,700
Vail Resorts Inc.	130	29,656
		654,387
Consumer Staples 2.1%
Casey's General Stores Inc.	259	28,348
ConAgra Brands Inc.	556	18,759
Sprouts Farmers Market Inc. (a)	1,041	19,540
TreeHouse Foods Inc. (a)	570	38,606
		105,253
Energy 1.1%
ARC Resources Ltd.	686	9,451
Centennial Resource Development Inc. (a) (c) (d) (e)	169	2,885
Centennial Resource Development Inc. - Class A (a) (b)	626	11,249
Concho Resources Inc. (a)	260	34,247
		57,832
Financials 9.6%
CBOE Holdings Inc.	727	78,247
FactSet Research Systems Inc.	52	9,366
Fidelity National Financial Inc.	1,895	89,937
Fifth Third Bancorp	864	24,175
MSCI Inc.	225	26,302
Oaktree Capital Group LLC - Class A	176	8,281
Progressive Corp.	1,331	64,447
SLM Corp. (a)	1,565	17,951
TD Ameritrade Holding Corp.	1,422	69,394
Webster Financial Corp.	265	13,926
WeWork Co. - Class A (a) (d) (e) (f)	89	4,626
Willis Towers Watson Plc	516	79,527
		486,179
Health Care 18.1%
Acadia HealthCare Co. Inc. (a) (b)	477	22,782
Agilent Technologies Inc.	1,206	77,425
Alkermes Plc (a)	946	48,095
Alnylam Pharmaceuticals Inc. (a)	280	32,875
athenahealth Inc. (a)	70	8,705
Bioverativ Inc. (a)	120	6,848
Bruker Corp.	1,565	46,544
Catalent Inc. (a)	1,036	41,357
Cooper Cos. Inc.	319	75,638
DENTSPLY SIRONA Inc.	470	28,111
Envision Healthcare Corp. (a)	1,164	52,322
Henry Schein Inc. (a)	430	35,256
Hologic Inc. (a)	1,982	72,720
Idexx Laboratories Inc. (a)	62	9,640
Illumina Inc. (a)	139	27,689
Incyte Corp. (a)	180	21,013
Intuitive Surgical Inc. (a)	19	19,872
Kite Pharma Inc. (a)	76	13,727
MEDNAX Inc. (a)	729	31,441
Quintiles IMS Holdings Inc. (a)	307	29,186
Teleflex Inc.	474	114,694
TESARO Inc. (a) (b)	60	7,746
	Shares/Par†	Value
Veeva Systems Inc. - Class A (a)	171	9,646
Vertex Pharmaceuticals Inc. (a)	134	20,373
West Pharmaceutical Services Inc.	260	25,028
Zoetis Inc. - Class A	517	32,964
		911,697
Industrials 20.7%
Acuity Brands Inc.	120	20,554
Allegion Plc	518	44,791
Ardagh Group SA - Class A	92	1,970
BWX Technologies Inc.	253	14,177
Colfax Corp. (a)	392	16,323
DigitalGlobe Inc. (a)	777	27,389
Equifax Inc.	301	31,898
Fortive Corp.	648	45,872
Gardner Denver Holdings Inc. (a)	440	12,109
HD Supply Holdings Inc. (a)	988	35,637
IDEX Corp.	679	82,478
IHS Markit Ltd. (a)	894	39,391
JB Hunt Transport Services Inc.	217	24,104
Kansas City Southern	301	32,713
KAR Auction Services Inc.	688	32,845
MacDonald Dettwiler & Associates Ltd. (b)	347	19,757
Middleby Corp. (a)	103	13,202
Rockwell Collins Inc.	430	56,205
Roper Industries Inc.	345	83,973
Sensata Technologies Holding NV (a)	1,620	77,873
Textron Inc.	2,041	109,969
TransUnion LLC (a)	713	33,703
United Continental Holdings Inc. (a)	433	26,361
Verisk Analytics Inc. (a)	535	44,507
WABCO Holdings Inc. (a)	130	19,240
Waste Connections Inc.	863	60,375
Xylem Inc.	648	40,584
		1,048,000
Information Technology 23.0%
Atlassian Corp. Plc - Class A (a)	606	21,301
Black Knight Financial Services Inc. - Class A (a) (b)	134	5,769
CDK Global Inc.	395	24,921
Coherent Inc. (a)	45	10,458
CoreLogic Inc. (a)	877	40,535
CoStar Group Inc. (a)	52	13,949
CSRA Inc.	1,034	33,367
Dropbox Inc. - Class B (a) (d) (e) (f)	43	386
Electronic Arts Inc. (a)	327	38,606
Fidelity National Information Services Inc.	303	28,297
Fiserv Inc. (a)	689	88,853
FleetCor Technologies Inc. (a)	173	26,775
Gartner Inc. (a)	173	21,523
Global Payments Inc.	559	53,122
Guidewire Software Inc. (a)	208	16,195
Harris Corp.	517	68,079
IAC/InterActiveCorp. (a)	346	40,683
Keysight Technologies Inc. (a)	1,724	71,822
KLA-Tencor Corp.	259	27,451
Marvell Technology Group Ltd.	1,643	29,410
Match Group Inc. (a) (b)	433	10,041
Microchip Technology Inc. (b)	1,033	92,743
Microsemi Corp. (a)	305	15,701
National Instruments Corp.	318	13,410
Red Hat Inc. (a)	556	61,638
Sabre Corp.	239	4,331
ServiceNow Inc. (a)	86	10,108
Splunk Inc. (a)	380	25,243
SS&C Technologies Holdings Inc.	693	27,824
SurveyMonkey Inc. (a) (d) (e) (f)	41	407
Symantec Corp.	430	14,108
Tableau Software Inc. - Class A (a)	311	23,291
Vantiv Inc. - Class A (a)	863	60,816
VeriSign Inc. (a) (b)	432	45,960
Workday Inc. - Class A (a)	309	32,565
Xilinx Inc.	807	57,178
Zillow Group Inc. - Class A (a)	86	3,453
Zillow Group Inc. - Class C (a) (b)	86	3,458
		1,163,777

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Materials 5.4%
Air Products & Chemicals Inc.	344	52,020
Ashland Global Holdings Inc.	278	18,178
Ball Corp.	1,552	64,098
Franco-Nevada Corp.	388	30,062
Martin Marietta Materials Inc.	129	26,604
RPM International Inc.	692	35,527
Valvoline Inc.	1,899	44,532
		271,021
Real Estate 0.2%
SBA Communications Corp. (a)	69	9,939
Total Common Stocks (cost $3,500,309)		4,708,085
PREFERRED STOCKS 0.4%
Financials 0.3%
WeWork Co. - Series D-2 (a) (d) (e) (f)	122	6,335
WeWork Co. - Series D-1 (a) (d) (e) (f)	156	8,062
		14,397
Information Technology 0.1%
Dropbox Inc. - Series C (a) (d) (e) (f)	25	231
Dropbox Inc. - Series A (a) (d) (e) (f)	53	480
Dropbox Inc. - Series A-1 (a) (d) (e) (f) (g)	263	2,398
Flipkart Ltd. - Series D (a) (d) (e) (f)	11	940
		4,049
Total Preferred Stocks (cost $8,210)		18,446
SHORT TERM INVESTMENTS 7.3%
Investment Companies 6.4%
JNL Government Money Market Fund - Institutional Class, 0.89% (h) (i)	3,954	3,954
	Shares/Par†	Value
T. Rowe Price Government Reserve Fund, 1.05% (h) (i)	316,884	316,884
		320,838
Securities Lending Collateral 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (i)	45,864	45,864
Total Short Term Investments (cost $366,702)		366,702
Total Investments 100.9% (cost $3,875,221)		5,093,233
Other Assets and Liabilities, Net (0.9)%		(43,092)
Total Net Assets 100.0%		$5,050,141

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Centennial Resource Development Inc.	06/09/17	$2,450	$2,885	0.1%
Dropbox Inc. - Series C	04/22/14	483	231	—
Dropbox Inc. - Series A-1	05/02/12	2,379	2,398	—
Dropbox Inc. - Series A	05/02/12	476	480	—
Dropbox Inc. - Class B	05/02/12	383	386	—
Flipkart Ltd. - Series D	04/22/14	245	940	—
SurveyMonkey Inc.	04/22/14	679	407	—
WeWork Co. - Series D-1	12/10/14	2,591	8,062	0.2
WeWork Co. - Series D-2	12/10/14	2,036	6,335	0.1
WeWork Co. - Class A	12/10/14	1,343	4,626	0.1
		$13,065	$26,750	0.5%

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/T. Rowe Price Short-Term Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 29.1%
Ally Auto Receivables Trust
Series 2014-C-1, 2.04%, 02/15/18	415	$415
Series 2014-D-1, 2.48%, 02/15/18	415	416
Series 2015-C-2, 2.41%, 01/15/19 (a)	2,985	2,994
Series 2016-D-1, 2.84%, 06/17/19	1,035	1,043
Series 2017-C-2, 2.46%, 09/15/22	395	395
Series 2017-D-2, 2.93%, 11/15/23	550	550
Ally Master Owner Trust
Series 2015-A-3, 1.63%, 05/15/18	8,755	8,756
Series 2017-A1-3, 1.66%, (1M US LIBOR + 0.43%), 06/15/20 (b)	815	816
Series 2017-A-2, 1.57%, (1M US LIBOR + 0.34%), 06/15/21 (b)	1,085	1,086
ALM XIV Ltd.
Series 2014-A1R-14A, 2.46%, (3M US LIBOR + 1.15%), 07/28/26 (a) (b)	1,140	1,143
Series 2014-A2R-14A, 2.86%, (3M US LIBOR + 1.55%), 07/28/26 (a) (b)	1,290	1,292
AmeriCredit Automobile Receivables Trust
Series 2014-E-4, 3.66%, 11/08/18	845	857
Series 2014-B-2, 1.60%, 07/08/19	955	955
Series 2015-D-3, 3.34%, 07/08/19	1,840	1,861
Series 2015-A3-1, 1.26%, 11/08/19	867	867
Series 2015-A3-2, 1.27%, 01/08/20	901	901
Series 2015-A3-4, 1.70%, 07/08/20	1,506	1,506
Series 2016-D-3, 2.71%, 08/08/20	2,130	2,123
Series 2016-A3-1, 1.81%, 10/08/20	580	581
Series 2015-D-2, 3.00%, 06/08/21	1,440	1,450
Series 2016-A3-4, 1.53%, 07/08/21	2,430	2,419
Series 2014-E-1, 3.58%, 08/09/21 (a)	1,040	1,051
Series 2014-E-2, 3.37%, 11/08/21 (a)	2,170	2,193
Series 2017-B-3, 2.24%, 06/19/23	1,040	1,037
Series 2017-C-3, 2.69%, 06/19/23	1,105	1,101
Series 2014-C-3, REMIC, 2.58%, 08/08/18	815	820
Series 2014-D-3, REMIC, 3.13%, 09/08/18	2,565	2,601
Series 2014-E-3, REMIC, 3.72%, 09/08/18 (a)	860	873
ARI Fleet Lease Trust
Series 2015-A2-A, 1.11%, 11/15/18 (a)	428	428
Series 2015-A3-A, 1.67%, 09/15/23 (a)	3,780	3,774
Series 2016-A2-A, 1.82%, 07/15/24 (a)	2,361	2,362
Series 2017-A2-A, 1.91%, 04/15/26 (a)	780	780
Ascentium Equipment Receivables LLC
Series 2015-A3-2A, 1.93%, 03/11/19 (a)	4,589	4,593
Ascentium Equipment Receivables Trust
Series 2016-A2-2A, 1.46%, 10/10/18 (a)	688	688
Series 2017-A2-1A, 1.87%, 07/10/19 (a)	915	915
Series 2017-A3-1A, 2.29%, 06/10/21 (a)	920	919
Series 2016-A2-1A, REMIC, 1.75%, 11/13/18 (a)	166	166
Avis Budget Rental Car Funding AESOP LLC
Series 2013-A-2A, 2.97%, 02/20/19 (a)	1,570	1,582
Series 2013-B-2A, 3.66%, 02/20/19 (a)	545	551
Series 2014-A-1A, 2.46%, 07/20/19 (a)	880	883
Series 2014-A-2A, 2.50%, 02/20/20 (a)	3,855	3,863
Series 2015-A-1A, 2.50%, 07/20/20 (a)	1,650	1,646
BAMLL Commercial Mortgage Securities Trust
Series 2014-A-IP, REMIC, 2.81%, 06/15/18 (a) (b)	3,470	3,470
Bayview Mortgage Fund IVC Trust
Series 2017-A-RT3, 3.50%, 01/28/58 (a) (b)	5,250	5,391
Bayview Opportunity Master Fund IVA Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (a) (b)	4,377	4,492
Bayview Opportunity Master Fund IVB Trust
Series 2017-A-SPL4, 3.50%, 01/25/55 (a) (b)	1,585	1,626
BMW Vehicle Lease Trust
Series 2016-A4-1, 1.51%, 08/20/18	1,790	1,788
Series 2016-A3-2, 1.43%, 02/20/19	1,370	1,365
California Republic Auto Receivables Trust
Series 2015-B-1, 2.51%, 05/15/19	785	786
Capital Auto Receivables Asset Trust
Series 2015-A3-2, 1.73%, 08/15/18	1,233	1,234
Series 2016-A3-3, 1.54%, 02/20/19	770	769
Series 2015-A2-4, 1.62%, 03/20/19	1,359	1,359
Series 2013-D-4, 3.22%, 05/20/19	1,055	1,057
	Shares/Par†	Value
Series 2016-A4-2, 1.63%, 07/20/19	1,165	1,160
Series 2015-A3-3, 1.94%, 01/21/20	2,380	2,384
Series 2016-A3-1, 1.73%, 04/20/20	1,745	1,746
Series 2013-E-4, 3.83%, 07/20/22 (a)	740	743
Series 2014-E-1, 4.09%, 09/22/22 (a)	680	687
Carlyle Global Market Strategies CLO Ltd.
Series 2015-AR-1A, 2.31%, (3M US LIBOR + 1.00%), 04/20/27 (a) (b)	2,415	2,415
CarMax Auto Owner Trust
Series 2014-B-1, 1.69%, 08/15/19	325	325
Series 2014-C-1, 1.93%, 11/15/19	460	461
Series 2016-A3-4, 1.40%, 08/15/21	2,555	2,538
CCG Receivables Trust
Series 2015-A2-1, 1.46%, 11/14/18 (a)	437	437
Series 2015-B-1, 2.60%, 01/17/23 (a)	810	812
Chrysler Capital Auto Receivables Trust
Series 2016-A2-BA, 1.36%, 01/15/20 (a)	524	524
Series 2016-A3-BA, 1.64%, 07/15/21 (a)	790	788
Citigroup Commercial Mortgage Trust
Series 2014-A1-GC19, REMIC, 1.20%, 12/10/18	103	103
Series 2014-A1-GC21, REMIC, 1.24%, 03/10/19	795	790
Series 2014-A1-GC25, REMIC, 1.49%, 09/10/19	226	226
Series 2015-A1-GC27, REMIC, 1.35%, 11/10/19	1,056	1,051
Series 2015-A1-P1, REMIC, 1.65%, 04/15/20	896	893
Series 2015-A1-GC31, REMIC, 1.64%, 07/10/20	2,689	2,673
Series 2015-A1-GC33, REMIC, 1.64%, 08/10/20	1,342	1,334
CLNS Trust
Series 2017-A-IKPR, 2.04%, (1M US LIBOR + 0.80%), 06/11/22 (a) (b)	1,395	1,396
CNH Equipment Trust
Series 2014-A3-C, 1.05%, 05/15/18	493	492
Series 2016-A3-C, 1.44%, 06/15/20	1,650	1,637
Series 2015-A3-C, REMIC, 1.66%, 11/16/20	2,793	2,795
COLT Mortgage Loan Trust
Series 2017-A1-1, 2.61%, 05/27/47 (a) (b)	1,677	1,679
Series 2017-A3-1, 3.07%, 05/27/47 (a) (b)	250	253
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	3,830	3,842
Series 2017-A2A-2, REMIC, 2.57%, 10/25/47 (a) (b)	1,630	1,635
Series 2017-A3A-2, REMIC, 2.77%, 10/25/47 (a) (b)	710	712
COMM Mortgage Trust
Series 2014-A1-UBS5, REMIC, 1.37%, 11/10/18	453	453
Series 2014-A1-CR17, REMIC, 1.28%, 12/10/18	529	527
Series 2014-A1-CR18, REMIC, 1.44%, 05/15/19	689	687
Series 2015-A1-CR26, REMIC, 1.60%, 04/10/20	2,034	2,024
Series 2015-A1-CR24, REMIC, 1.65%, 06/12/20	896	895
Series 2015-A1-CR25, REMIC, 1.74%, 07/10/20	1,873	1,869
Series 2016-A1-CR28, REMIC, 1.77%, 10/10/20	651	648
Series 2014-A-TWC, REMIC, 2.09%, (1M US LIBOR + 0.85%), 02/13/32 (a) (b)	1,280	1,281
Commercial Mortgage Pass-Through Certificates
Series 2014-A1-LC15, REMIC, 1.26%, 01/10/19	829	825
Series 2014-A1-CR19, REMIC, 1.42%, 07/10/19	1,152	1,148
Series 2014-A1-UBS6, REMIC, 1.45%, 08/10/19	857	854
Series 2014-A1-CR20, REMIC, 1.32%, 09/10/19	506	503
Series 2015-A2-LC23, REMIC, 3.22%, 10/10/20	4,595	4,718
Commercial Mortgage Trust
Series 2014-A1-UBS4, REMIC, 1.31%, 11/10/18	262	261
Series 2014-A1-LC17, REMIC, 1.38%, 12/10/18	543	541
Series 2014-A1-CR21, REMIC, 1.49%, 08/10/19	366	364
Series 2015-A1-CR22, REMIC, 1.57%, 10/10/19	495	493
CSAIL Commercial Mortgage Trust
Series 2015-A1-C1, REMIC, 1.68%, 10/18/19	414	412
Series 2015-A1-C3, REMIC, 1.72%, 05/15/20	1,717	1,709
Series 2016-A1-C5, REMIC, 1.75%, 07/17/20	784	780
DB Master Finance LLC
Series 2015-A2I-1A, 3.26%, 02/20/19 (a)	3,247	3,239
Diamond Resorts Owner Trust
Series 2013-A-2, 2.27%, 05/20/26 (a)	505	504
Series 2014-A-1, 2.54%, 05/20/27 (a)	820	820
Series 2015-A-2, 2.99%, 05/22/28 (a)	688	685
Series 2015-A-1, REMIC, 2.73%, 07/20/27 (a)	629	627

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27 (a)	550	541
Enterprise Fleet Financing LLC
Series 2015-A2-1, 1.30%, 11/20/17 (a)	513	513
Series 2015-A2-2, 1.59%, 04/20/18 (a)	1,506	1,505
Series 2016-A2-1, 1.83%, 11/20/18 (a)	5,184	5,182
Series 2016-A2-2, 1.74%, 06/20/19 (a)	1,399	1,397
Series 2017-A2-1, 2.13%, 11/20/19 (a)	1,080	1,082
Series 2014-A2-2, 1.05%, 03/20/20 (a)	117	117
Series 2017-A2-2, 1.97%, 04/20/20 (a)	1,120	1,119
Fannie Mae Connecticut Avenue Securities
Series 2016-2M1-C01, 3.34%, (1M US LIBOR + 2.10%), 08/25/28 (b)	2,177	2,193
Series 2016-1M1-C02, 3.39%, (1M US LIBOR + 2.15%), 09/25/28 (b)	736	744
Series 2016-2M1-C07, 2.54%, (1M US LIBOR + 1.30%), 04/25/29 (b)	638	641
Series 2017-1M1-C01, 2.54%, (1M US LIBOR + 1.30%), 07/25/29 (b)	1,586	1,598
Series 2017-2M1-C02, 2.39%, (1M US LIBOR + 1.15%), 09/25/29 (b)	3,177	3,195
Series 2017-2M1-C04, 2.09%, (1M US LIBOR + 0.85%), 11/25/29 (b)	2,572	2,574
Series 2017-1M1-C03, REMIC, 2.19%, (1M US LIBOR + 0.95%), 10/25/29 (b)	3,713	3,725
Series 2017-1M1-C05, REMIC, 1.79%, (1M US LIBOR + 0.55%), 01/25/30 (b)	4,695	4,687
Series 2017-1M1-C06, REMIC, 1.99%, (1M US LIBOR + 0.75%), 02/25/30 (b)	3,574	3,575
Series 2017-2M1-C06, REMIC, 1.99%, (1M US LIBOR + 0.75%), 02/25/30 (b)	1,315	1,314
Ford Credit Auto Lease Trust
Series 2017-A4-A, 2.02%, 07/15/19	915	914
Ford Credit Auto Owner Trust
Series 2015-A3-C, 1.41%, 02/15/20	2,099	2,098
Ford Credit Floorplan Master Owner Trust
Series 2015-A1-1, 1.42%, 01/15/18	3,075	3,074
Series 2016-A1-3, 1.55%, 07/15/19	3,160	3,141
Series 2016-B-3, 1.75%, 07/15/19	1,170	1,161
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2015-M2-DNA3, REMIC, 4.09%, (1M US LIBOR + 2.85%), 04/25/28 (b)	1,152	1,193
Series 2017-M1-DNA3, REMIC, 1.98%, (1M US LIBOR + 0.75%), 03/25/30 (b)	2,350	2,351
GE Dealer Floorplan Master Note Trust
Series 2014-A-2, 1.69%, (1M US LIBOR + 0.45%), 10/20/17 (b)	3,615	3,616
GM Financial Automobile Leasing Trust
Series 2015-A3-3, 1.69%, 03/20/19	5,698	5,700
Series 2016-A3-1, 1.64%, 06/20/19	4,745	4,747
Series 2015-D-1, 3.01%, 03/20/20	815	817
Series 2017-A4-1, 2.26%, 08/20/20	440	442
Series 2017-C-3, 2.73%, 09/20/21	780	777
GMF Floorplan Owner Revolving Trust
Series 2015-A1-1, 1.65%, 05/15/18 (a)	2,815	2,815
Series 2015-C-1, 2.22%, 05/15/18 (a)	1,625	1,626
Series 2016-B-1, 2.41%, 05/15/19 (a)	845	847
Series 2016-C-1, 2.85%, 05/15/19 (a)	325	325
Series 2017-B-3, 2.26%, 08/15/19 (a)	805	803
Series 2017-C-3, 2.46%, 08/15/19 (a)	2,410	2,404
Series 2017-C-1, 2.97%, 01/15/20 (a)	1,560	1,564
Series 2017-C-2, 2.63%, 07/15/20 (a)	970	967
Great Wolf Trust
Series 2017-A-WOLF, 2.09%, (1M US LIBOR + 0.85%), 09/15/19 (a) (b)	1,745	1,745
Series 2017-C-WOLF, 2.56%, (1M US LIBOR + 1.32%), 09/15/19 (a) (b)	2,495	2,497
GreatAmerica Leasing Receivables Funding LLC
Series 2016-A3-1, 1.73%, 12/20/18 (a)	5,360	5,355
Series 2017-A2-1, 1.72%, 04/22/19 (a)	195	195
Series 2017-A3-1, 2.06%, 06/22/20 (a)	180	180
GS Mortgage Securities Trust
Series 2016-A1-GS3, 1.43%, 10/10/49	473	468
Series 2013-A1-GC13, REMIC, 1.21%, 04/10/18	6	6
Series 2014-A1-GC22, REMIC, 1.29%, 05/10/19	660	656
Series 2015-A1-GC28, REMIC, 1.53%, 12/12/19	1,394	1,387
	Shares/Par†	Value
Series 2015-A1-GC32, REMIC, 1.59%, 04/10/20	1,616	1,607
Series 2014-2A1-EB1A, REMIC, 2.47%, 07/25/44 (a) (b)	472	471
Series 2014-A1-GC24, REMIC, 1.51%, 09/10/47	1,216	1,214
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26 (a)	856	845
Series 2017-A-AA, 2.66%, 12/27/28 (a)	602	603
HLA CLO
Series 2014-B1-3A, 3.00%, 10/22/25 (a)	1,960	1,961
Hospitality Mortgage Trust
Series 2017-A-HIT, REMIC, 2.08%, (1M US LIBOR + 0.85%), 05/08/19 (a) (b)	1,365	1,367
Hyundai Auto Lease Securitization Trust
Series 2015-A3-B, 1.40%, 12/15/17 (a)	795	795
Series 2016-A3-A, 1.60%, 06/15/18 (a)	2,635	2,636
Series 2015-A4-A, 1.65%, 08/15/19 (a)	4,385	4,386
Series 2016-A4-C, 1.65%, 07/15/20 (a)	1,865	1,860
Hyundai Auto Receivables Trust
Series 2015-A3-A, 1.05%, 04/15/19	458	458
Series 2017-B-A, 2.38%, 04/17/23	875	875
John Deere Owner Trust
Series 2015-A3-A, 1.32%, 05/15/18	580	580
Series 2016-A3-B, 1.25%, 07/15/19	1,400	1,394
Series 2016-A3-A, 1.36%, 04/15/20	5,305	5,295
JPMBB Commercial Mortgage Securities Trust
Series 2014-A1-C19, REMIC, 1.27%, 01/15/19	237	237
Series 2014-A1-C21, REMIC, 1.32%, 03/15/19	450	449
Series 2014-A1-C22, REMIC, 1.45%, 06/15/19	341	339
Series 2014-A1-C23, REMIC, 1.65%, 08/15/19	427	425
Series 2014-A1-C24, REMIC, 1.54%, 09/15/19	275	273
Series 2014-A1-C26, REMIC, 1.60%, 10/15/19	2,061	2,055
Series 2015-A1-C27, REMIC, 1.41%, 12/15/19	1,336	1,326
Series 2015-A1-C28, REMIC, 1.45%, 01/15/20	3,340	3,315
Series 2015-A1-C32, REMIC, 1.51%, 04/15/20	817	811
Series 2015-A1-C29, REMIC, 1.63%, 04/15/20	1,067	1,061
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-A1-C20, REMIC, 1.27%, 03/15/19	632	628
Series 2006-AM-LDP7, REMIC, 6.14%, 04/15/45 (b)	19	19
JPMorgan Mortgage Trust
Series 2005-2A1-A4, REMIC, 3.66%, 07/25/35 (b)	85	87
KKR CLO 12 Ltd.
Series A1R-12, 2.35%, (3M US LIBOR + 1.05%), 07/15/27 (a) (b)	4,015	4,023
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (a)	655	651
Series 2015-A3-1A, REMIC, 1.54%, 03/15/19 (a)	2,064	2,064
Madison Park Funding XIV Ltd.
Series 2014-A2R-14A, 2.43%, (3M US LIBOR + 1.12%), 07/20/26 (a) (b)	2,815	2,829
Mercedes-Benz Auto Lease Trust
Series 2016-A3-A, 1.52%, 04/16/18	4,340	4,341
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 04/25/57 (a)	678	677
Series 2017-A1-2, REMIC, 2.75%, 07/25/59 (a) (b)	2,723	2,736
MMAF Equipment Finance LLC
Series 2014-A3-AA, 0.87%, 01/08/19 (a)	1,184	1,183
Series 2015-A3-AA, 1.39%, 10/16/19 (a)	779	778
Series 2017-A2-AA, 1.73%, 05/18/20 (a)	2,310	2,308
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-A1-C12, REMIC, 1.31%, 08/15/18	413	413
Series 2014-A1-C16, REMIC, 1.29%, 03/15/19	336	335
Series 2014-A1-C17, REMIC, 1.55%, 06/15/19	895	891
Series 2014-A1-C18, REMIC, 1.69%, 07/15/19	438	437
Series 2014-A1-C19, REMIC, 1.57%, 09/15/19	1,607	1,603
Series 2015-A1-C24, REMIC, 1.71%, 07/15/20	1,545	1,539
Series 2016-A1-C30, REMIC, 1.39%, 07/15/21	779	770
Morgan Stanley Capital I Trust
Series 2015-A1-MS1, REMIC, 1.64%, 07/15/20	1,801	1,795
MVW Owner Trust
Series 2014-A-1A, 2.25%, 10/20/24 (a)	841	832
Series 2013-A-1A, 2.15%, 04/22/30 (a)	265	263
Series 2015-A-1A, 2.52%, 12/20/32 (a)	2,168	2,145

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Series 2017-A-1A, 2.42%, 12/20/34 (a)	674	671
Series 2017-B-1A, 2.75%, 12/20/34 (a)	228	227
Series 2017-C-1A, 2.99%, 12/20/34 (a)	624	622
Nationstar HECM Loan Trust
Series 2016-A-2A, 2.24%, 06/25/18 (a) (c)	455	459
Series 2016-A-3A, 2.01%, 08/25/18 (a) (c)	278	281
Neuberger Berman CLO XIX Ltd.
Series 2015-A1R-19A, 2.35%, (3M US LIBOR + 1.05%), 07/15/27 (a) (b)	505	506
Nissan Auto Lease Trust
Series 2016-A4-B, 1.61%, 02/15/19	1,745	1,740
Nissan Auto Receivables Owner Trust
Series 2016-A3-A, 1.34%, 10/15/20	2,295	2,288
Nissan Master Owner Trust Receivables
Series 2015-A2-A, 1.44%, 01/15/18	3,025	3,024
Series 2016-A2-A, 1.54%, 06/17/19	2,265	2,252
Series 2017-A-B, 1.66%, (1M US LIBOR + 0.43%), 04/15/20 (b)	4,070	4,088
Novastar Mortgage Funding Trust
Series 2006-A1A-1, REMIC, 1.40%, (1M US LIBOR + 0.16%), 05/25/36 (b)	2,960	2,887
OZLM VIII Ltd.
Series 2014-A1AR-8A, 2.43%, (3M US LIBOR + 1.13%), 10/17/26 (a) (b)	3,215	3,225
Santander Drive Auto Receivables Trust
Series 2017-B-1, 2.10%, 07/15/19	305	305
Series 2015-D-4, 3.53%, 10/15/19	1,400	1,422
Series 2017-C-1, 2.58%, 06/15/20	370	369
Series 2016-B-1, 2.47%, 12/15/20	995	999
Series 2015-D-3, 3.49%, 05/17/21	2,020	2,049
Series 2015-C-5, 2.74%, 12/15/21	4,260	4,292
Series 2015-D-5, 3.65%, 12/15/21	1,405	1,436
SBA Tower Trust
Series 2015-C-1, 3.16%, 10/15/20 (a)	855	858
Series 2017-C-1, 3.17%, 04/15/22 (a)	1,860	1,857
Series 2013-C-1, REMIC, 2.24%, 04/16/18 (a)	2,925	2,924
Series 2013-D-1, REMIC, 3.60%, 04/16/18 (a)	2,270	2,268
Sierra Receivables Funding Co. LLC
Series 2015-A-3A, 2.58%, 06/20/23 (a)	334	334
Series 2017-A-1A, 2.91%, 07/20/24 (a)	681	686
Series 2015-A-1A, 2.40%, 03/20/32 (a)	1,905	1,900
Sierra Timeshare Receivables Funding LLC
Series 2014-A-2A, 2.05%, 06/20/31 (a)	388	388
Series 2014-A-3A, 2.30%, 10/20/31 (a)	562	560
Series 2015-A-2A, 2.43%, 06/20/32 (a)	1,022	1,020
Series 2016-A-1A, 3.08%, 03/21/33 (a)	1,170	1,181
Series 2016-A-2A, 2.33%, 07/20/33 (a)	759	759
SLM Student Loan Trust
Series 2008-A-9, 2.81%, (3M US LIBOR + 1.50%), 10/25/17 (b)	1,212	1,224
Series 2007-A4-7, 1.64%, (3M US LIBOR + 0.33%), 01/25/22 (b)	1,607	1,582
Series 2008-A4-1, 1.96%, (3M US LIBOR + 0.65%), 01/25/22 (b)	5,387	5,373
Series 2008-A4-4, 2.96%, (3M US LIBOR + 1.65%), 07/25/22 (b)	1,549	1,586
Series 2008-A4-5, 3.01%, (3M US LIBOR + 1.70%), 07/25/23 (b)	1,693	1,741
Series 2010-A-1, 1.64%, (1M US LIBOR + 0.40%), 03/25/25 (b)	3,545	3,503
SMART Trust
Series 2015-A3A-3US, 1.66%, 08/14/18	6,339	6,327
Series 2016-A2A-2US, 1.45%, 08/14/19	3,336	3,323
SMB Private Education Loan Trust
Series 2015-A2B-A, 2.23%, (1M US LIBOR + 1.00%), 04/15/23 (a) (b)	1,530	1,545
Springleaf Funding Trust
Series 2016-A-AA, 2.90%, 03/15/20 (a)	1,115	1,118
Structured Asset Securities Corp. Pass-Through Trust
Series 2003-3A5-26A, REMIC, 3.36%, 09/25/33 (b)	199	202
SunTrust Auto Receivables Trust
Series 2015-A3-1A, 1.42%, 04/16/18 (a)	1,874	1,874
Synchrony Credit Card Master Note Trust
Series 2014-A-1, 1.61%, 11/15/17	5,310	5,311
	Shares/Par†	Value
Series 2013-B-1, 1.69%, 03/15/18	3,550	3,546
Series 2016-A-1, 2.04%, 03/15/19	3,331	3,342
Series 2015-B-1, 2.64%, 03/15/20	1,580	1,584
Towd Point Mortgage Trust
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a) (b)	2,105	2,115
Series 2015-A1B-4, REMIC, 2.75%, 02/25/23 (a) (b)	2,261	2,272
Series 2016-A1B-1, REMIC, 2.75%, 02/25/55 (a) (b)	1,176	1,182
Series 2016-A3B-1, REMIC, 3.00%, 02/25/55 (a) (b)	1,463	1,469
Series 2016-A1A-2, REMIC, 2.75%, 08/25/55 (a) (b)	898	902
Series 2017-A1-1, REMIC, 2.75%, 10/25/56 (a) (b)	2,933	2,947
Series 2017-A1-2, REMIC, 2.75%, 04/25/57 (a) (b)	1,896	1,906
Series 2017-A1-3, REMIC, 2.75%, 06/25/57 (a) (b)	3,892	3,910
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (a)	3,140	3,128
Series 2016-B-2A, 2.15%, 05/20/21 (a)	2,135	2,130
Series 2016-C-2A, 2.36%, 05/20/21 (a)	1,690	1,675
Series 2017-B-1A, 2.45%, 09/20/21 (a)	630	633
Series 2017-C-1A, 2.65%, 09/20/21 (a)	840	843
Volkswagen Auto Loan Enhanced Trust
Series 2014-A4-2, 1.39%, 05/20/18	4,745	4,741
Volvo Financial Equipment LLC
Series 2016-A3-1A, 1.67%, 02/18/20 (a)	1,320	1,320
Series 2014-C-1A, 1.94%, 11/15/21 (a)	955	955
Wells Fargo Commercial Mortgage Trust
Series 2015-A1-SG1, REMIC, 1.57%, 10/18/19	796	793
Series 2014-A1-LC18, REMIC, 1.44%, 11/15/19	2,110	2,100
Series 2015-A1-C28, REMIC, 1.53%, 02/18/20	887	884
Series 2015-A1-C26, REMIC, 1.45%, 02/15/48	875	870
Series 2016-A1-LC24, REMIC, 1.44%, 10/15/49	823	815
Series 2015-A2-NXS2, REMIC, 3.02%, 07/15/58	3,900	3,975
Series 2016-A1-C32, REMIC, 1.58%, 01/15/59	2,820	2,799
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-A3-G, REMIC, 3.35%, 06/25/34 (b)	61	62
Series 2005-2A2-AR4, REMIC, 3.34%, 04/25/35 (b)	541	546
Wells Fargo-RBS Commercial Mortgage Trust
Series 2014-A1-LC14, REMIC, 1.19%, 12/15/18	508	507
Series 2014-A1-C20, REMIC, 1.28%, 02/15/19	1,032	1,027
Series 2015-A1-LC20, REMIC, 1.47%, 12/17/19	2,226	2,215
Series 2014-A1-C21, REMIC, 1.41%, 08/15/47	1,315	1,309
Series 2014-A1-C24, REMIC, 1.39%, 11/15/47	182	181
Series 2014-A1-C22, REMIC, 1.48%, 09/15/57	932	928
Series 2014-A1-C23, REMIC, 1.66%, 10/14/57	418	417
Wendys Funding LLC
Series 2015-A2I-1A, 3.37%, 06/15/45 (a)	4,283	4,309
Wheels SPV 2 LLC
Series 2016-A2-1A, 1.59%, 04/22/19 (a)	522	521
Wheels SPV LLC
Series 2015-A2-1A, 1.27%, 04/20/18 (a)	237	237
World Omni Auto Receivables Trust
Series 2015-A3-B, 1.49%, 12/15/20	3,385	3,381
World Omni Automobile Lease Securitization Trust
Series 2016-A3-A, 1.45%, 08/15/19	3,230	3,220
Total Non-U.S. Government Agency Asset-Backed Securities (cost $466,201)		465,827
CORPORATE BONDS AND NOTES 47.8%
Consumer Discretionary 3.7%
AutoZone Inc.
1.63%, 04/21/19	475	472
Brinker International Inc.
2.60%, 05/15/18	3,025	3,030
Charter Communications Operating LLC
3.58%, 07/23/20	3,685	3,782
4.46%, 07/23/22	1,795	1,896
Delphi Automotive Plc
3.15%, 11/19/20	3,070	3,141

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Discovery Communications LLC
2.20%, 09/20/19	1,475	1,479
GLP Capital LP
4.38%, 11/01/18	3,600	3,659
Interpublic Group of Cos. Inc.
2.25%, 11/15/17	6,160	6,164
INVISTA Finance LLC
4.25%, 10/15/19 (a)	4,150	4,285
JD.com Inc.
3.13%, 04/29/21	4,175	4,169
Newell Rubbermaid Inc.
2.05%, 12/01/17	2,490	2,492
2.15%, 10/15/18	3,425	3,438
2.60%, 03/29/19 (d)	1,049	1,059
Nissan Motor Acceptance Corp.
1.55%, 09/13/19 (a)	2,095	2,075
2.15%, 09/28/20 (a)	1,165	1,165
Omnicom Group Inc.
4.45%, 08/15/20	3,845	4,083
Priceline Group Inc.
2.75%, 03/15/23	830	829
QVC Inc.
3.13%, 04/01/19	2,455	2,485
Time Warner Cable Inc.
6.75%, 07/01/18	1,630	1,688
8.25%, 04/01/19	4,550	4,947
Viacom Inc.
5.63%, 09/15/19	275	293
2.75%, 12/15/19	1,600	1,612
Whirlpool Corp.
1.65%, 11/01/17 (e)	1,565	1,565
		59,808
Consumer Staples 1.3%
BAT Capital Corp.
2.30%, 08/14/20 (a)	4,160	4,172
Danone SA
1.69%, 10/30/19 (a)	6,780	6,732
Kraft Heinz Foods Co.
2.13%, (3M US LIBOR + 0.82%), 08/10/22 (b)	2,635	2,639
Kroger Co.
2.30%, 01/15/19	895	898
1.50%, 09/30/19	736	727
Reynolds American Inc.
2.30%, 06/12/18	2,570	2,580
8.13%, 06/23/19 (d)	1,115	1,228
Tyson Foods Inc.
2.25%, 08/23/21	1,545	1,536
		20,512
Energy 3.9%
Canadian Natural Resources Ltd.
1.75%, 01/15/18	1,605	1,605
Cenovus Energy Inc.
5.70%, 10/15/19	1,645	1,738
China Shenhua Overseas Capital Co. Ltd.
2.50%, 01/20/18	4,475	4,481
3.13%, 01/20/20	5,900	5,955
Columbia Pipeline Group Inc.
2.45%, 06/01/18	1,520	1,525
ConocoPhillips Co.
1.05%, 12/15/17	2,245	2,243
DCP Midstream Operating LP
2.50%, 12/01/17	4,640	4,639
Encana Corp.
6.50%, 05/15/19	1,590	1,693
Energy Transfer Partners LP
6.70%, 07/01/18	1,465	1,517
Enterprise Products Operating LLC
2.55%, 10/15/19	1,425	1,437
Exxon Mobil Corp.
1.69%, (3M US LIBOR + 0.37%), 03/06/22 (b)	8,240	8,283
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,610	1,634
ONEOK Partners LP
3.20%, 09/15/18	5,385	5,447
	Shares/Par†	Value
Petroleos Mexicanos
3.50%, 07/23/20	2,975	3,035
Phillips 66
1.95%, (3M US LIBOR + 0.65%), 04/15/19 (a) (b)	1,390	1,395
Plains All American Pipeline LP
6.50%, 05/01/18 (e)	6,195	6,346
5.75%, 01/15/20	1,145	1,217
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (f)	2,685	2,906
Spectra Energy Partners LP
2.95%, 09/25/18	3,260	3,293
Valero Energy Corp.
9.38%, 03/15/19	1,915	2,111
		62,500
Financials 19.6%
ABN AMRO Bank NV
2.10%, 01/18/19 (a)	4,685	4,700
AerCap Ireland Capital Ltd.
3.95%, 02/01/22	3,350	3,484
3.50%, 05/26/22	515	528
AIA Group Ltd.
2.25%, 03/11/19 (a)	1,086	1,085
American Express Co.
1.90%, (3M US LIBOR + 0.59%), 05/22/18 (b)	7,075	7,094
American Express Credit Corp.
2.20%, 03/03/20	2,425	2,437
ANZ New Zealand International Ltd.
2.20%, 07/17/20 (a)	2,130	2,134
Aon Plc
2.80%, 03/15/21	4,310	4,364
Banco de Credito del Peru
2.25%, 10/25/19 (a)	785	787
Bank of America Corp.
2.00%, 01/11/18	2,475	2,478
5.65%, 05/01/18	1,400	1,432
5.63%, 07/01/20	1,225	1,334
2.63%, 04/19/21	2,395	2,411
1.97%, (3M US LIBOR + 0.65%), 10/01/21 (b)	2,295	2,302
2.50%, 10/21/22	1,760	1,742
2.47%, (3M US LIBOR + 1.16%), 01/20/23 (b)	4,025	4,090
Bank of America NA
1.75%, 06/05/18	3,635	3,638
Banque Federative du Credit Mutuel SA
2.50%, 10/29/18 (a)	4,075	4,108
2.00%, 04/12/19 (a)	1,140	1,142
2.20%, 07/20/20 (a)	2,430	2,429
Barclays Bank Plc
6.05%, 12/04/17 (a)	4,250	4,279
Barclays Plc
2.93%, (3M US LIBOR + 1.63%), 01/10/23 (b) (e)	3,615	3,693
BPCE SA
1.63%, 01/26/18	4,461	4,461
2.50%, 12/10/18	4,080	4,113
2.53%, (3M US LIBOR + 1.22%), 05/22/22 (a) (b)	1,600	1,619
Bunge Ltd. Finance Corp.
8.50%, 06/15/19 (d)	785	868
3.50%, 11/24/20	1,580	1,623
Capital One NA
1.85%, 09/13/19	4,115	4,087
2.35%, 08/17/18 - 01/31/20	4,815	4,828
CBOE Holdings Inc.
1.95%, 06/28/19	1,620	1,618
Citigroup Inc.
1.85%, 11/24/17	1,645	1,646
1.80%, 02/05/18	1,425	1,426
1.70%, 04/27/18	2,300	2,300
2.05%, 06/07/19	2,795	2,799
2.09%, (3M US LIBOR + 0.79%), 01/10/20 (b)	4,145	4,185
2.90%, 12/08/21	4,145	4,195
Citizens Bank NA
2.30%, 12/03/18	275	276
2.50%, 03/14/19	4,030	4,059
2.45%, 12/04/19	960	967
2.25%, 03/02/20	1,510	1,516

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
2.55%, 05/13/21	1,625	1,631
CNA Financial Corp.
6.95%, 01/15/18	795	807
Commonwealth Bank of Australia
1.75%, 11/02/18	6,984	6,981
Daimler Finance North America LLC
2.17%, (3M US LIBOR + 0.86%), 08/01/18 (a) (b)	3,745	3,764
1.75%, 10/30/19 (a)	5,620	5,578
Danske Bank A/S
2.20%, 03/02/20 (a)	3,590	3,597
Discover Bank
2.00%, 02/21/18	1,230	1,232
7.00%, 04/15/20	4,490	4,959
Eastern Creation II Investment Holdings Ltd.
2.75%, 09/26/20	550	551
Enel Finance International NV
2.88%, 05/25/22 (a)	3,085	3,105
ERAC USA Finance LLC
6.38%, 10/15/17 (a)	620	621
2.80%, 11/01/18 (a)	2,415	2,435
Ford Motor Credit Co. LLC
2.38%, 01/16/18	1,140	1,142
2.55%, 10/05/18	3,640	3,664
2.02%, 05/03/19	1,795	1,793
General Motors Financial Co. Inc.
3.10%, 01/15/19	2,425	2,458
Goldman Sachs Group Inc.
6.15%, 04/01/18	9,175	9,375
1.95%, 07/23/19	1,355	1,354
2.30%, 12/13/19	2,225	2,235
2.75%, 09/15/20	1,090	1,104
2.42%, (3M US LIBOR + 1.11%), 04/26/22 (b)	3,030	3,067
HBOS Plc
6.75%, 05/21/18 (a)	1,088	1,119
HPHT Finance 15 Ltd.
2.25%, 03/17/18 (a)	3,588	3,588
Huntington National Bank
2.20%, 11/06/18	6,010	6,028
Hyundai Capital America Inc.
2.40%, 10/30/18 (a)	2,625	2,625
2.50%, 03/18/19 (a)	4,950	4,951
2.00%, 07/01/19 (a)	1,500	1,486
Imperial Tobacco Finance Plc
2.05%, 02/11/18 (a)	7,605	7,608
ING Groep NV
2.48%, (3M US LIBOR + 1.15%), 03/29/22 (b) (e)	1,920	1,952
Intesa Sanpaolo SpA
3.88%, 01/15/19	775	791
JPMorgan Chase & Co.
1.87%, (3M US LIBOR + 0.55%), 03/09/21 (b)	3,890	3,900
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18 (a)	2,015	2,039
Legg Mason Inc.
2.70%, 07/15/19	635	642
Marsh & McLennan Cos. Inc.
2.55%, 10/15/18	1,655	1,669
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	5,020	5,165
Mitsubishi UFJ Financial Group Inc.
2.23%, (3M US LIBOR + 0.92%), 02/22/22 (b)	2,240	2,257
Mizuho Bank Ltd.
2.15%, 10/20/18 (a)	2,385	2,390
Morgan Stanley
6.63%, 04/01/18	960	983
2.59%, (3M US LIBOR + 1.28%), 04/25/18 (b)	5,755	5,789
2.16%, (3M US LIBOR + 0.85%), 01/24/19 (b)	10,550	10,627
National Bank of Canada
1.45%, 11/07/17	8,005	8,004
Nationwide Building Society
2.35%, 01/21/20 (a)	2,545	2,559
Nordea Bank AB
1.88%, 09/17/18 (a)	2,040	2,042
Principal Life Global Funding II
1.50%, 04/18/19 (a)	1,830	1,818
2.20%, 04/08/20 (a)	3,305	3,308
	Shares/Par†	Value
Provident Cos. Inc.
7.00%, 07/15/18	695	721
Regions Bank
7.50%, 05/15/18	961	994
2.25%, 09/14/18	2,090	2,098
Reinsurance Group of America Inc.
6.45%, 11/15/19	795	864
S&P Global Inc.
2.50%, 08/15/18	780	785
Santander Bank NA
8.75%, 05/30/18	1,165	1,216
Santander UK Group Holdings Plc
2.88%, 10/16/20	2,905	2,944
Shire Acquisitions Investments Ireland Ltd.
1.90%, 09/23/19	7,395	7,376
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	4,285	4,241
Solvay Finance America LLC
3.40%, 12/03/20 (a)	3,105	3,198
Standard Chartered Plc
2.10%, 08/19/19 (a)	1,120	1,119
Sumitomo Mitsui Banking Corp.
1.76%, 10/19/18	1,205	1,205
Sumitomo Mitsui Trust Bank Ltd.
1.80%, 03/28/18 (a)	6,520	6,518
1.95%, 09/19/19 (a)	1,565	1,561
SunTrust Banks Inc.
2.35%, 11/01/18	1,870	1,879
Swedbank AB
1.75%, 03/12/18 (a)	9,235	9,243
Trinity Acquisition Plc
3.50%, 09/15/21	1,135	1,163
UBS Group AG
3.00%, 04/15/21 (a)	5,035	5,102
UBS Group Funding Switzerland AG
2.53%, (3M US LIBOR + 1.22%), 05/23/23 (a) (b)	2,300	2,336
WEA Finance LLC
2.70%, 09/17/19 (a)	3,825	3,855
3.25%, 10/05/20 (a)	805	822
XLIT Ltd.
2.30%, 12/15/18	2,440	2,447
		314,757
Health Care 4.0%
Abbott Laboratories
2.35%, 11/22/19	6,940	6,991
2.90%, 11/30/21	2,995	3,046
AbbVie Inc.
1.80%, 05/14/18	5,505	5,512
2.30%, 05/14/21	2,675	2,671
Actavis Funding SCS
2.35%, 03/12/18	4,720	4,732
Agilent Technologies Inc.
6.50%, 11/01/17	735	738
Baxalta Inc.
2.00%, 06/22/18	580	581
2.10%, (3M US LIBOR + 0.78%), 06/22/18 (b)	1,725	1,731
Becton Dickinson & Co.
2.68%, 12/15/19	3,045	3,081
2.40%, 06/05/20	3,135	3,143
Biogen Inc.
2.90%, 09/15/20	1,760	1,802
Catholic Health Initiatives
1.60%, 11/01/17	535	535
2.60%, 08/01/18	2,165	2,180
Celgene Corp.
2.13%, 08/15/18	4,120	4,136
2.30%, 08/15/18	655	658
Express Scripts Holding Co.
2.25%, 06/15/19	485	487
HCA Inc.
3.75%, 03/15/19	5,120	5,229
Humana Inc.
2.63%, 10/01/19	1,435	1,449

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Medco Health Solutions Inc.
4.13%, 09/15/20	2,150	2,259
Perrigo Finance Unltd. Co.
3.50%, 03/15/21	375	389
Teva Pharmaceutical Finance III BV
1.40%, 07/20/18	4,725	4,706
1.70%, 07/19/19	4,975	4,902
WellPoint Inc.
2.30%, 07/15/18	3,260	3,273
		64,231
Industrials 3.8%
Air Lease Corp.
2.13%, 01/15/18	885	886
2.13%, 01/15/20	3,540	3,533
Arconic Inc.
5.72%, 02/23/19	310	325
Delta Air Lines Inc.
2.88%, 03/13/20	4,890	4,948
Fortive Corp.
1.80%, 06/15/19	450	449
GATX Corp.
2.38%, 07/30/18	2,315	2,325
2.50%, 07/30/19	600	604
2.60%, 03/30/20	2,565	2,588
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	9,175	9,174
JB Hunt Transport Services Inc.
2.40%, 03/15/19	755	758
Kansas City Southern
2.35%, 05/15/20	3,920	3,909
Penske Truck Leasing Co. LP
3.38%, 03/15/18 (a)	4,195	4,225
2.88%, 07/17/18 (a)	4,350	4,389
2.50%, 06/15/19 (a)	2,080	2,096
Rockwell Collins Inc.
1.95%, 07/15/19	1,200	1,199
Roper Industries Inc.
1.85%, 11/15/17	1,785	1,785
2.05%, 10/01/18	4,140	4,150
Roper Technologies Inc.
3.00%, 12/15/20	650	663
2.80%, 12/15/21	1,250	1,260
Southwest Airlines Co.
2.75%, 11/06/19	2,205	2,238
Stanley Black & Decker Inc.
2.45%, 11/17/18	8,720	8,787
		60,291
Information Technology 4.2%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	6,170	6,216
Apple Inc.
1.50%, 09/12/19	6,730	6,716
Baidu Inc.
2.75%, 06/09/19	4,190	4,218
Broadcom Corp.
2.38%, 01/15/20 (a)	4,455	4,477
3.00%, 01/15/22 (a)	4,185	4,257
DXC Technology Co.
2.88%, 03/27/20	2,565	2,602
2.27%, (3M US LIBOR + 0.95%), 03/01/21 (b)	4,815	4,833
eBay Inc.
2.15%, 06/05/20	2,155	2,162
Fidelity National Information Services Inc.
2.25%, 08/15/21	3,130	3,105
Harris Corp.
2.00%, 04/27/18	4,670	4,674
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	2,827	2,827
2.85%, 10/05/18	2,390	2,413
2.10%, 10/04/19 (a)	1,545	1,545
Jabil Circuit Inc.
8.25%, 03/15/18 (d)	655	671
Keysight Technologies Inc.
3.30%, 10/30/19	7,555	7,682
	Shares/Par†	Value
QUALCOMM Inc.
2.10%, 05/20/20	1,625	1,633
2.60%, 01/30/23	1,090	1,091
Seagate HDD Cayman
3.75%, 11/15/18	2,255	2,294
Tencent Holdings Ltd.
2.88%, 02/11/20 (a)	1,300	1,319
Xerox Corp.
2.75%, 03/15/19 (e)	905	910
5.63%, 12/15/19	2,310	2,464
		68,109
Materials 1.6%
Anglo American Capital Plc
9.38%, 04/08/19 (a)	2,110	2,334
Eastman Chemical Co.
2.70%, 01/15/20	960	971
Goldcorp Inc.
2.13%, 03/15/18	5,135	5,139
LyondellBasell Industries NV
5.00%, 04/15/19	731	764
6.00%, 11/15/21	1,635	1,840
Martin Marietta Materials Inc.
1.96%, (3M US LIBOR + 0.65%), 05/22/20 (b)	870	873
Sherwin-Williams Co.
2.25%, 05/15/20	8,035	8,065
Vulcan Materials Co.
1.92%, (3M US LIBOR + 0.60%), 06/15/20 (b)	2,080	2,079
Westlake Chemical Corp.
4.63%, 02/15/21	3,220	3,329
		25,394
Real Estate 1.9%
American Campus Communities Operating Partnership
3.35%, 10/01/20	2,840	2,907
ARC Properties Operating Partnership LP
3.00%, 02/06/19	6,931	6,993
Bestgain Real Estate Ltd.
2.63%, 03/13/18	7,305	7,307
Brixmor Operating Partnership LP
3.88%, 08/15/22	445	459
Crown Castle International Corp.
3.40%, 02/15/21	2,765	2,846
2.25%, 09/01/21	4,185	4,135
Kilroy Realty LP
4.80%, 07/15/18	1,795	1,836
Kimco Realty Corp.
6.88%, 10/01/19	1,165	1,269
Ventas Realty LP
2.00%, 02/15/18	1,585	1,586
4.00%, 04/30/19	385	394
		29,732
Telecommunication Services 1.3%
AT&T Inc.
2.30%, 03/11/19	2,060	2,072
2.45%, 06/30/20	2,340	2,357
Bellsouth Corp.
4.29%, 04/26/21 (a)	11,470	11,642
Telecom Italia Capital SA
7.00%, 06/04/18	3,029	3,128
Telefonica Emisiones SAU
3.19%, 04/27/18	1,920	1,934
		21,133
Utilities 2.5%
Dominion Energy Inc.
2.58%, 07/01/20 (f)	1,075	1,082
Dominion Resources Inc.
2.13%, 02/15/18 (a)	1,395	1,398
1.50%, 09/30/18 (a)	1,345	1,341
1.88%, 01/15/19	745	744
2.96%, 07/01/19 (f)	1,035	1,049
EDP Finance BV
6.00%, 02/02/18 (a)	1,343	1,360

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Exelon Generation Co. LLC
2.95%, 01/15/20	2,470	2,513
FirstEnergy Corp.
2.85%, 07/15/22 (d)	2,300	2,306
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	1,105	1,104
2.30%, 04/01/19	1,265	1,271
NiSource Finance Corp.
6.80%, 01/15/19	224	237
Origin Energy Finance Ltd.
3.50%, 10/09/18 (a)	4,360	4,408
Panhandle Eastern Pipeline Co. LP
6.20%, 11/01/17	375	376
7.00%, 06/15/18	1,035	1,071
PPL Capital Funding Inc.
1.90%, 06/01/18	1,220	1,221
San Diego Gas & Electric Co.
1.91%, 02/01/22	1,029	1,025
Southern Co.
1.55%, 07/01/18	1,140	1,139
1.85%, 07/01/19	4,065	4,059
2.35%, 07/01/21	875	870
Southern Power Co.
1.85%, 12/01/17	940	940
State Grid Overseas Investment Ltd.
2.25%, 05/04/20 (a)	5,995	5,979
TECO Finance Inc.
1.90%, (3M US LIBOR + 0.60%), 04/10/18 (b)	4,310	4,316
		39,809
Total Corporate Bonds And Notes (cost $763,194)		766,276
GOVERNMENT AND AGENCY OBLIGATIONS 18.3%
Collateralized Mortgage Obligations 1.3%
Federal Home Loan Mortgage Corp.
Series 2014-M1-HQ2, 2.69%, (1M US LIBOR + 1.45%), 09/25/24 (b) (g)	91	91
Series 2015-M1-HQ2, 2.34%, (1M US LIBOR + 1.10%), 05/27/25 (b) (g)	72	72
Series 2015-M1-DNA1, 2.14%, (1M US LIBOR + 0.90%), 10/25/27 (b) (g)	526	527
Series 2016-M1-HQA1, 2.99%, (1M US LIBOR + 1.75%), 09/25/28 (b) (g)	196	197
Series 2017-M1-HQA2, 2.04%, (1M US LIBOR + 0.80%), 12/25/29 (b) (g)	967	966
Series 2016-M1-DNA1, REMIC, 2.69%, (1M US LIBOR + 1.45%), 07/25/28 (b) (g)	1,116	1,118
Series 2017-M1-DNA2, REMIC, 2.44%, (1M US LIBOR + 1.20%), 10/25/29 (b) (g)	3,960	4,001
Series 2017-M1-SC02, REMIC, 3.90%, 05/25/47 (a) (b) (g)	839	839
Federal National Mortgage Association
Series 2009-AL-70, REMIC, 5.00%, 08/25/19	107	109
Series 2016-FA-83, REMIC, 1.74%, (1M US LIBOR + 0.50%), 11/25/46 (b) (g)	1,787	1,801
Series 2016-FA-85, REMIC, 1.74%, (1M US LIBOR + 0.50%), 11/25/46 (b) (g)	3,201	3,228
Series 2016-FG-85, REMIC, 1.74%, (1M US LIBOR + 0.50%), 11/25/46 (b) (g)	3,290	3,317
Freddie Mac Structured Agency Credit Risk Debt Note
Series 2017-M1-DNA1, REMIC, 2.44%, (1M US LIBOR + 1.20%), 03/25/21 (b) (g)	1,348	1,360
Series 2017-M1-HQA1, REMIC, 2.44%, (1M US LIBOR + 1.20%), 08/25/29 (b) (g)	2,275	2,289
		19,915
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corp.
Series A1-K715, REMIC, 2.06%, 03/25/20	3,419	3,425
Mortgage-Backed Securities 6.1%
Federal Home Loan Mortgage Corp.
5.00%, 10/01/17 - 12/01/23	628	663
5.50%, 10/01/19 - 07/01/20	101	103
4.50%, 11/01/18 - 08/01/20	17	17
4.00%, 05/01/26	554	582
	Shares/Par†	Value
3.14%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 09/01/33 (b) (h)	55	58
3.28%, (12M US LIBOR +/- MBS spread), 09/01/33 (b) (h)	10	11
2.69%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 10/01/34 (b) (h)	29	31
3.24%, (12M US LIBOR +/- MBS spread), 11/01/34 (b) (h)	9	10
3.36%, (12M US LIBOR +/- MBS spread), 11/01/34 - 03/01/36 (b) (h)	134	140
3.41%, (12M US LIBOR +/- MBS spread), 11/01/34 (b) (h)	17	17
2.84%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 11/01/34 - 02/01/35 (b) (h)	71	76
3.09%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 02/01/35 (b) (h)	43	45
3.27%, (12M US LIBOR +/- MBS spread), 02/01/35 (b) (h)	17	18
3.29%, (12M US LIBOR +/- MBS spread), 01/01/35 - 02/01/35 (b) (h)	35	37
3.31%, (12M US LIBOR +/- MBS spread), 02/01/35 (b) (h)	22	23
3.32%, (12M US LIBOR +/- MBS spread), 02/01/35 (b) (h)	21	22
3.52%, (12M US LIBOR +/- MBS spread), 02/01/35 (b) (h)	26	28
6.00%, 12/01/28 - 01/01/38	1,160	1,314
3.57%, (12M US LIBOR +/- MBS spread), 06/01/35 (b) (h)	224	235
2.87%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 09/01/35 (b) (h)	407	431
3.43%, (12M US LIBOR +/- MBS spread), 10/01/35 (b) (h)	103	108
3.23%, (12M US LIBOR +/- MBS spread), 11/01/35 (b) (h)	120	127
Federal National Mortgage Association
4.50%, 06/01/19 - 06/01/44	14,818	15,779
4.00%, 02/01/25 - 08/01/43	8,664	9,118
3.00%, 11/01/29 - 09/01/30	17,472	18,004
6.50%, 07/01/32 - 12/01/32	536	613
3.34%, (12M US LIBOR +/- MBS spread), 03/01/33 (b) (h)	1	1
3.15%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 06/01/33 - 07/01/33 (b) (h)	252	266
3.62%, (6M US LIBOR +/- MBS spread), 09/01/33 (b) (h)	1	1
5.00%, 07/01/19 - 07/01/41	6,488	7,069
2.82%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 12/01/33 (b) (h)	134	141
3.20%, (6M US LIBOR +/- MBS spread), 12/01/33 (b) (h)	1	2
3.14%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 04/01/34 (b) (h)	4	4
3.05%, (12M US LIBOR +/- MBS spread), 10/01/34 (b) (h)	10	10
3.00%, (12M US LIBOR +/- MBS spread), 11/01/34 (b) (h)	3	4
3.18%, (12M US LIBOR +/- MBS spread), 11/01/34 (b) (h)	58	61
3.23%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 11/01/34 (b) (h)	252	267
3.19%, (12M US LIBOR +/- MBS spread), 12/01/34 - 01/01/35 (b) (h)	53	55
3.21%, (12M US LIBOR +/- MBS spread), 01/01/35 (b) (h)	51	53
2.88%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 02/01/35 (b) (h)	76	80
3.11%, (12M US LIBOR +/- MBS spread), 03/01/35 (b) (h)	18	19

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
2.62%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 04/01/35 (b) (h)	147	153
3.56%, (12M US LIBOR +/- MBS spread), 04/01/35 (b) (h)	57	60
3.74%, (12M US LIBOR +/- MBS spread), 04/01/35 (b) (h)	204	213
3.14%, (12M US LIBOR +/- MBS spread), 05/01/35 (b) (h)	94	98
3.22%, (12M US LIBOR +/- MBS spread), 05/01/35 (b) (h)	306	318
3.37%, (12M US LIBOR +/- MBS spread), 05/01/35 (b) (h)	26	27
3.25%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 06/01/35 (b) (h)	298	315
3.45%, (12M US LIBOR +/- MBS spread), 06/01/35 - 08/01/35 (b) (h)	349	365
3.67%, (12M US LIBOR +/- MBS spread), 07/01/35 (b) (h)	160	168
2.81%, (6M US LIBOR +/- MBS spread), 06/01/33 - 08/01/35 (b) (h)	375	386
2.86%, (12M US LIBOR +/- MBS spread), 11/01/35 (b) (h)	252	262
3.28%, (12M US LIBOR +/- MBS spread), 11/01/35 (b) (h)	165	174
5.50%, 03/01/18 - 12/01/39	10,441	11,585
2.90%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity +/- MBS spread), 02/01/36 (b) (h)	412	432
3.26%, (12M US LIBOR +/- MBS spread), 01/01/35 - 02/01/36 (b) (h)	282	294
3.31%, (12M US LIBOR +/- MBS spread), 03/01/36 (b) (h)	120	126
3.49%, (12M US LIBOR +/- MBS spread), 03/01/36 (b) (h)	189	198
6.00%, 03/01/34 - 10/01/40	2,164	2,457
3.50%, 11/01/26 - 10/01/46	10,397	10,748
Government National Mortgage Association
7.00%, 12/15/17	—	—
5.50%, 07/15/20	25	26
3.50%, 07/20/32 (i)	6,144	6,416
5.00%, 12/20/34 - 02/20/40	522	574
6.00%, 07/15/36	1,303	1,513
4.50%, 09/20/40	877	950
3.50%, 03/20/43 - 04/20/43	3,871	4,039
		97,540
Municipal 0.2%
Florida State Board of Administration Finance Corp.
2.16%, 07/01/19	3,650	3,666
Sovereign 0.1%
SoQ Sukuk A QSC
2.10%, 01/18/18	2,050	2,047
U.S. Government Agency Obligations 7.8%
Federal Home Loan Bank
1.38%, 05/28/19 (j)	15,000	14,962
Federal Home Loan Mortgage Corp.
1.25%, 08/01/19 (j)	30,250	30,103
Federal National Mortgage Association
1.00%, 08/28/19 (j)	54,750	54,171
1.50%, 02/28/20 (j)	15,000	14,954
1.25%, 08/17/21 (j)	10,000	9,793
		123,983
U.S. Treasury Securities 2.6%
U.S. Treasury Note
1.63%, 11/30/20	28,100	28,056
1.38%, 05/31/21 (k)	14,180	13,983
		42,039
Total Government And Agency Obligations (cost $292,588)		292,615
SHORT TERM INVESTMENTS 4.7%
Certificates of Deposit 0.3%
Intesa Sanpaolo SpA
2.10%, 09/27/18	4,035	4,095
	Shares/Par†	Value
Commercial Paper 3.0%
Catholic Health Initiatives, 1.98%, 11/01/17	10,475	10,457
Catholic Health Initiatives, 1.98%, 10/05/17	2,620	2,619
Enbridge Energy Partners LP, 2.05%, 10/20/17 (a)	8,390	8,381
Energy Transfer Partners LP, 2.20%, 10/18/17 (a)	8,520	8,511
Energy Transfer Partners LP, 2.20%, 10/16/17 (a)	2,345	2,343
ONEOK Inc., 1.90%, 10/16/17 (a)	7,875	7,869
Plains All American Pipeline LP, 2.40%, 10/06/17 (a)	8,485	8,482
		48,662
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 0.89% (l) (m)	9,158	9,158
T. Rowe Price Government Reserve Fund, 1.05% (l) (m)	7,436	7,436
		16,594
Securities Lending Collateral 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (m)	6,086	6,086
Total Short Term Investments (cost $75,377)		75,437
Total Investments 99.9% (cost $1,597,360)		1,600,155
Total Purchased Options 0.0% (cost $8)		2
Other Derivative Instruments (0.0)%		(162)
Other Assets and Liabilities, Net 0.1%		1,439
Total Net Assets 100.0%		$1,601,434

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $423,526 and 26.4%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e) All or portion of the security was on loan.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(g) The variable rate for this government and agency collateralized mortgage obligation is determined based on the tranches of the underlying mortgage-backed security pools' cash flows into securities which have varying coupon and principle payback profiles. Tranches pay an interest rate determined by a formula set forth in the security’s offering documents. The variable interest rate may reset periodically and is generally tied to a major market reference rate. The variable rate can also be affected by the current weighted average coupon.

(h) The variable rate for this government and agency mortgage-backed security (“MBS”) is determined by a formula in the security's offering documents. The rate is affected by the MBS pass-through rate which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2017, the total payable for investments purchased on a delayed delivery basis was $6,423.

(j) The security is a direct debt of the agency and not collateralized by mortgages.

(k) All or a portion of the security is pledged or segregated as collateral.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Note, 10-Year	(273)	December 2017	(34,651)	$64	$440
U.S. Treasury Note, 2-Year	1,798	January 2018	388,869	(225)	(1,035)
				$(161)	$(595)

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Credit Default Swaptions
CDX.NA.IG.28	JPM	Put	0.63%	10/18/17	155	$2
						$2

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate	Expiration	Notional/ Contracts †	Value
Credit Default Swaptions
CDX.NA.IG.28	JPM	Put	0.73%	10/18/17	155	$(1)
						$(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/T. Rowe Price Value Fund
COMMON STOCKS 98.9%
Consumer Discretionary 3.8%
Comcast Corp. - Class A	974	$37,480
General Motors Co.	118	4,749
Las Vegas Sands Corp.	12	779
Lennar Corp. - Class A	335	17,685
Limited Brands Inc.	250	10,419
Lowe's Cos. Inc.	56	4,486
Magna International Inc.	578	30,859
Norwegian Cruise Line Holdings Ltd. (a)	546	29,515
Twenty-First Century Fox Inc. - Class B	1,592	41,071
		177,043
Consumer Staples 9.5%
British American Tobacco Plc	453	28,380
Bunge Ltd.	108	7,506
CVS Health Corp.	259	21,094
Kraft Heinz Foods Co.	14	1,078
Philip Morris International Inc.	980	108,809
Procter & Gamble Co.	160	14,575
Tyson Foods Inc. - Class A	2,796	197,013
Wal-Mart Stores Inc.	883	68,982
		447,437
Energy 8.1%
Andeavor Corp.	262	26,981
BP Plc - ADR	139	5,330
Canadian Natural Resources Ltd.	560	18,768
Chevron Corp.	197	23,168
Devon Energy Corp.	222	8,150
Enbridge Inc.	44	1,857
EnCana Corp.	1,012	11,917
EOG Resources Inc.	737	71,284
Exxon Mobil Corp.	281	23,020
Marathon Petroleum Corp.	426	23,879
Noble Energy Inc.	324	9,188
Occidental Petroleum Corp.	458	29,404
Total SA - ADR	1,014	54,291
TransCanada Corp.	1,475	72,917
		380,154
Financials 24.6%
American International Group Inc.	605	37,117
Ameriprise Financial Inc.	64	9,518
Bank of New York Mellon Corp.	1,180	62,541
Chubb Ltd.	510	72,722
Citigroup Inc.	1,490	108,413
Fifth Third Bancorp	1,065	29,789
Intercontinental Exchange Inc.	518	35,573
JPMorgan Chase & Co.	2,527	241,335
KeyCorp	2,170	40,843
Marsh & McLennan Cos. Inc.	547	45,843
MetLife Inc.	597	30,999
Morgan Stanley	1,992	95,960
Muenchener Rueckversicherungs AG	18	3,769
PNC Financial Services Group Inc.	445	59,916
State Street Corp.	630	60,152
Synchrony Financial	525	16,304
U.S. Bancorp	622	33,360
Wells Fargo & Co.	2,218	122,337
Willis Towers Watson Plc	72	11,120
XL Group Ltd.	969	38,235
		1,155,846
Health Care 18.3%
Abbott Laboratories	713	38,052
Aetna Inc.	601	95,519
Agilent Technologies Inc.	603	38,712
Allergan Plc	116	23,815
Anthem Inc.	291	55,299
Becton Dickinson & Co.	268	52,584
Biogen Inc. (a)	97	30,529
Danaher Corp.	519	44,479
Gilead Sciences Inc.	491	39,765
HCA Healthcare Inc. (a)	527	41,943
	Shares/Par†	Value
Hologic Inc. (a)	735	26,956
Johnson & Johnson	273	35,506
Medtronic Plc	960	74,624
Merck & Co. Inc.	1,805	115,574
Perrigo Co. Plc	249	21,049
Pfizer Inc.	1,954	69,751
Stryker Corp.	193	27,410
Thermo Fisher Scientific Inc.	154	29,153
		860,720
Industrials 8.9%
American Airlines Group Inc.	592	28,138
Boeing Co.	254	64,543
Delta Air Lines Inc.	583	28,114
Fortune Brands Home & Security Inc.	322	21,661
General Electric Co.	874	21,138
Honeywell International Inc.	356	50,445
Johnson Controls International Plc	1,583	63,765
Pentair Plc	121	8,242
Rockwell Collins Inc.	116	15,181
Roper Industries Inc.	130	31,562
Stanley Black & Decker Inc.	175	26,405
Stericycle Inc. (a)	247	17,700
United Parcel Service Inc. - Class B	155	18,607
United Technologies Corp.	169	19,569
		415,070
Information Technology 10.8%
Apple Inc.	93	14,334
Applied Materials Inc.	293	15,263
Broadcom Ltd.	173	41,973
Cisco Systems Inc.	1,029	34,602
Harris Corp.	247	32,494
Hewlett Packard Enterprise Co.	323	4,747
Keysight Technologies Inc. (a)	405	16,860
Microsoft Corp.	2,738	203,924
QUALCOMM Inc.	906	46,943
Symantec Corp.	1,434	47,045
Synopsys Inc. (a)	371	29,909
TE Connectivity Ltd.	57	4,776
Western Digital Corp.	159	13,735
		506,605
Materials 4.0%
Ball Corp.	964	39,832
CF Industries Holdings Inc.	665	23,371
DowDuPont Inc.	763	52,801
Eastman Chemical Co.	89	8,063
International Paper Co.	979	55,652
Vulcan Materials Co.	47	5,597
		185,316
Real Estate 1.5%
Crown Castle International Corp.	376	37,612
Vereit Inc.	1,260	10,449
Weyerhaeuser Co.	717	24,395
		72,456
Telecommunication Services 0.5%
Verizon Communications Inc.	509	25,185
Utilities 8.9%
American Electric Power Co. Inc.	771	54,165
Atmos Energy Corp.	134	11,236
DTE Energy Co.	183	19,636
Eversource Energy	456	27,562
Exelon Corp.	1,485	55,952
NextEra Energy Inc.	368	53,898
NiSource Inc.	555	14,205
PG&E Corp.	1,251	85,155
Sempra Energy	192	21,913
Southern Co.	878	43,140
Westar Energy Inc.	578	28,689
		415,551
Total Common Stocks (cost $4,126,011)		4,641,383

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
PREFERRED STOCKS 0.6%
Health Care 0.2%
Becton Dickinson & Co. - Series A, 6.13%, 05/01/20 (b)	188	10,403
Utilities 0.4%
NextEra Energy Inc., 6.12%, 09/01/19 (b)	345	19,059
Total Preferred Stocks (cost $26,493)		29,462
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
T. Rowe Price Government Reserve Fund, 1.05% (c) (d)	7,544	7,544
Total Short Term Investments (cost $7,544)		7,544
Total Investments 99.7% (cost $4,160,048)		4,678,389
Other Assets and Liabilities, Net 0.3%		14,131
Total Net Assets 100.0%		$4,692,520

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Vanguard Growth Allocation Fund
INVESTMENT COMPANIES 98.4%
Vanguard Emerging Markets Government Bond ETF	1	$49
Vanguard FTSE Developed Markets ETF	11	472
Vanguard Growth ETF	2	204
Vanguard Intermediate-Term Corporate Bond Fund - Admiral Shares	1	93
Vanguard Mid-Cap ETF	1	176
Vanguard Mortgage-Backed Securities ETF	2	109
Vanguard MSCI Emerging Markets ETF	4	184
Vanguard Short-Term Corporate Bond ETF	1	49
Vanguard Short-Term Inflation-Protected Securities Index Fund	1	38
Vanguard Small-Cap ETF	—	73
Vanguard Total Bond Market ETF	1	99
Vanguard Total Stock Market ETF	3	425
Vanguard Value ETF	2	226
Total Investment Companies (cost $2,184)		2,197
SHORT TERM INVESTMENTS 15.7%
Investment Companies 15.7%
JNL Government Money Market Fund - Institutional Class, 0.89% (a) (b)	349	349
Total Short Term Investments (cost $349)		349
Total Investments 114.1% (cost $2,533)		2,546
Other Assets and Liabilities, Net (14.1)%		(314)
Total Net Assets 100.0%		$2,232

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL/Vanguard Moderate Allocation Fund
INVESTMENT COMPANIES 92.0%
Vanguard Emerging Markets Government Bond ETF	1	$82
Vanguard FTSE Developed Markets ETF	3	138
Vanguard Growth ETF	—	54
Vanguard Intermediate-Term Corporate Bond Fund - Admiral Shares	2	179
Vanguard Mid-Cap ETF	—	38
Vanguard Mortgage-Backed Securities ETF	4	188
Vanguard MSCI Emerging Markets ETF	1	50
Vanguard Short-Term Corporate Bond ETF	1	66
Vanguard Short-Term Inflation-Protected Securities Index Fund	2	82
Vanguard Small-Cap ETF	—	22
Vanguard Total Bond Market ETF	2	157
Vanguard Total Stock Market ETF	1	139
Vanguard Value ETF	1	63
Total Investment Companies (cost $1,256)		1,258
SHORT TERM INVESTMENTS 16.0%
Investment Companies 16.0%
JNL Government Money Market Fund - Institutional Class, 0.89% (a) (b)	219	219
Total Short Term Investments (cost $219)		219
Total Investments 108.0% (cost $1,475)		1,477
Other Assets and Liabilities, Net (8.0)%		(110)
Total Net Assets 100.0%		$1,367

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL/Vanguard Moderate Growth Allocation Fund
INVESTMENT COMPANIES 91.4%
Vanguard Emerging Markets Government Bond ETF	1	$74
Vanguard FTSE Developed Markets ETF	6	270
Vanguard Growth ETF	1	119
Vanguard Intermediate-Term Corporate Bond Fund - Admiral Shares	2	151
Vanguard Mid-Cap ETF	1	70
Vanguard Mortgage-Backed Securities ETF	3	167
Vanguard MSCI Emerging Markets ETF	2	97
Vanguard Short-Term Corporate Bond ETF	1	53
	Shares/Par†	Value
Vanguard Short-Term Inflation-Protected Securities Index Fund	1	69
Vanguard Small-Cap ETF	—	41
Vanguard Total Bond Market ETF	2	139
Vanguard Total Stock Market ETF	2	251
Vanguard Value ETF	1	136
Total Investment Companies (cost $1,630)		1,637
SHORT TERM INVESTMENTS 15.7%
Investment Companies 15.7%
JNL Government Money Market Fund - Institutional Class, 0.89% (a) (b)	282	282
Total Short Term Investments (cost $282)		282
Total Investments 107.1% (cost $1,912)		1,919
Other Assets and Liabilities, Net (7.1)%		(127)
Total Net Assets 100.0%		$1,792

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 50.7%
Consumer Discretionary 10.2%
HSN Inc.	4	$160
ILG Inc. (a)	111	2,970
Lennar Corp. - Class B	1	27
Liberty SiriusXM Group - Class A (b) (c)	108	4,521
Newell Brands Inc. (c)	75	3,218
News Corp. - Class A (c)	90	1,197
Scripps Networks Interactive Inc. - Class A (c)	62	5,337
Time Warner Inc. (c)	79	8,122
		25,552
Consumer Staples 0.1%
Rite Aid Corp. (b)	142	278
Energy 6.0%
Columbia Pipeline Group Inc. (b) (d) (e) (f)	134	3,417
Marathon Petroleum Corp. (a)	13	712
Rice Energy Inc. (b) (c)	362	10,466
Veresen Inc.	36	545
		15,140
Financials 4.2%
Avista Healthcare Public Acquisition Corp. - Class A (b)	35	353
Bison Capital Acquisition Corp. (b)	107	1,095
Draper Oakwood Technology Acquisition Inc. (b)	102	1,045
Federal Street Acquisition Corp. (b)	24	244
Forum Merger Corp. (b)	361	3,701
Modern Media Acquisition Corp. (b)	241	2,350
Pensare Acquisition Corp. (b)	165	1,710
		10,498
Industrials 10.3%
Advisory Board Co. (b) (c)	130	6,961
CSX Corp. (a) (c)	63	3,402
DigitalGlobe Inc. (b) (c)	31	1,076
General Electric Co. (a) (c)	73	1,763
Johnson Controls International Plc (a)	106	4,263
Neff Corp. - Class A (b)	32	795
Pentair Plc	38	2,610
Rockwell Collins Inc. (c)	39	5,063
		25,933
Information Technology 9.0%
Borqs Technologies Inc. (b)	7	40
Hewlett Packard Enterprise Co. (a) (c)	1,053	15,488
Micro Focus International Plc - ADR (b) (c)	145	4,612
MoneyGram International Inc. (b) (c)	150	2,409
		22,549
Materials 9.0%
Ashland Global Holdings Inc. (a) (c)	125	8,154
DowDuPont Inc. (a)	162	11,219
Huntsman Corp. (a)	65	1,777
Monsanto Co.	13	1,513
		22,663
Real Estate 0.2%
Starwood Property Trust Inc.	20	435
Telecommunication Services 1.6%
Level 3 Communications Inc. (b) (c)	78	4,154
Utilities 0.1%
TerraForm Global Inc. - Class A (b)	53	251
Total Common Stocks (cost $122,201)		127,453
PREFERRED STOCKS 4.0%
Energy 1.8%
Callon Petroleum Co. - Series A, 10.00%, (callable at 50 beginning 05/30/18) (g)	28	1,463
NuStar Logistics LP, 7.63%, 01/15/43	124	3,150
		4,613
Real Estate 2.2%
Colony NorthStar Inc., 7.13%, (callable at 25 begininng 09/22/22) (g)	51	1,275
Colony NorthStar Inc. - Series E, 8.75%, (callable at 25 beginning 05/15/19) (g)	63	1,728
	Shares/Par†	Value
Colony NorthStar Inc. - Series B, 8.25%, (callable at 25 beginning 11/13/17) (g)	97	2,462
		5,465
Total Preferred Stocks (cost $9,956)		10,078
RIGHTS 0.0%
Modern Media Acquisition Corp. (b)	241	82
Nexstar Broadcasting Inc. (b) (h)	134	14
Total Rights (cost $104)		96
WARRANTS 0.0%
Borqs Technologies Inc. (b)	69	19
Modern Media Acquisition Corp. (b)	120	65
Total Warrants (cost $64)		84
INVESTMENT COMPANIES 2.3%
BlackRock Debt Strategies Fund Inc.	235	2,747
Western Asset High Income Opportunity Fund Inc. (c)	568	2,912
Total Investment Companies (cost $5,345)		5,659
CORPORATE BONDS AND NOTES 23.3%
Consumer Discretionary 8.3%
Caesars Entertainment Operating Co. Inc.
0.00%, 02/11/16 (b) (i)	2,944	4,368
Caesars Entertainment Resort Properties LLC
11.00%, 10/01/21	3,138	3,338
Caesars Growth Properties Holdings LLC
9.38%, 05/01/22	8,518	9,182
Sinclair Television Group Inc.
6.13%, 10/01/22	3,569	3,680
Tribune Media Co.
5.88%, 07/15/22	243	253
		20,821
Consumer Staples 1.4%
Rite Aid Corp.
6.75%, 06/15/21	2,329	2,408
6.13%, 04/01/23 (j)	378	367
Whole Foods Market Inc.
5.20%, 12/03/25	667	770
		3,545
Energy 3.5%
Atwood Oceanics Inc.
6.50%, 02/01/20	2,663	2,648
Rice Energy Inc.
6.25%, 05/01/22	3,804	3,980
TerraForm Power Operating LLC
6.38%, 02/01/23 (j)	2,155	2,237
		8,865
Health Care 0.8%
Alere Inc.
6.50%, 06/15/20	1,956	1,984
Industrials 3.9%
West Corp.
5.38%, 07/15/22 (j)	9,748	9,856
Information Technology 1.3%
Brocade Communications Systems Inc.
1.38%, 01/01/20 (k)	3,161	3,167
Utilities 4.1%
Energy Future Intermediate Holding Co. LLC
0.00%, 10/01/21 (b) (i) (j)	213	303
0.00%, 03/01/22 (b) (i)	2,866	4,381
TerraForm Global Operating LLC
9.75%, 08/15/22 (j) (l)	5,169	5,752
		10,436
Total Corporate Bonds And Notes (cost $56,433)		58,674
SENIOR LOAN INTERESTS 0.4%
Consumer Discretionary 0.4%
Bass Pro Group LLC
Term Loan B, 6.23%, (3M LIBOR + 5.00%), 11/15/23 - 04/01/24 (m)	990	932
Total Senior Loan Interests (cost $985)		932

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
OTHER EQUITY INTERESTS 0.2%
Winthrop Realty Trust Escrow (b) (f) (h) (n) (o)	51	359
Total Other Equity Interests (cost $604)		359
SHORT TERM INVESTMENTS 3.7%
Investment Companies 3.7%
JNL Government Money Market Fund - Institutional Class, 0.89% (p) (q)	9,328	9,328
Total Short Term Investments (cost $9,328)		9,328
Total Investments 84.6% (cost $205,020)		212,663
Total Securities Sold Short (9.3)% (proceeds $19,215)		(23,417)
Total Purchased Options 0.3% (cost $2,266)		765
Other Derivative Instruments (3.4)%		(8,508)
Other Assets and Liabilities, Net 27.8%		69,944
Total Net Assets 100.0%		$251,447

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Shares subject to merger appraisal rights.

(f) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Perpetual security.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented 3.6% of the Fund’s net assets.

(j) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $18,515 and 7.4%, respectively.

(k) Convertible security.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

	Shares/Par†	Value
SECURITIES SOLD SHORT (9.3%)
COMMON STOCKS (9.1%)
Consumer Discretionary (2.0%)
Discovery Communications Inc. - Class C	(45)	$(913)
Lennar Corp. - Class A	(1)	(25)
Liberty Interactive Corp. QVC Group - Class A	(7)	(160)
News Corp. - Class B	(90)	(1,232)
Sirius XM Holdings Inc.	(509)	(2,810)
		(5,140)
Energy (3.5%)
EQT Corp.	(127)	(8,312)
Pembina Pipeline Corp.	(12)	(404)
Transocean Ltd.	(20)	(216)
		(8,932)
Health Care (0.1%)
Evolent Health Inc. - Class A	(12)	(212)
	Shares/Par†	Value
Industrials (0.7%)
MacDonald Dettwiler & Associates Ltd.	(10)	(544)
United Technologies Corp.	(10)	(1,172)
		(1,716)
Information Technology (1.7%)
VMware Inc. - Class A	(39)	(4,301)
Materials (0.1%)
Praxair Inc.	(2)	(272)
Telecommunication Services (1.0%)
AT&T Inc.	(63)	(2,448)
Total Common Stocks (proceeds $18,820)		(23,021)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
U.S. Treasury Securities (0.2%)
U.S. Treasury Note
2.00%, 06/30/24	(400)	(396)
Total Government And Agency Obligations (proceeds $395)		(396)
Total Securities Sold Short (9.3%) (proceeds $19,215)		$(23,417)

Restricted Securities
	Initial Acquisition	Cost	Ending Value	Percent of Net Assets
Winthrop Realty Trust Escrow	08/08/15	$604	$359	0.1%
		$604	$359	0.1%

Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
American International Group Inc.	Put	57.50	10/20/17	549	$5
American International Group Inc.	Put	57.50	10/20/17	279	3
American International Group Inc.	Put	57.50	10/20/17	836	8
American International Group Inc.	Put	55.00	10/20/17	97	—
American International Group Inc.	Put	55.00	10/20/17	862	3
American International Group Inc.	Put	55.00	10/20/17	274	1
Ashland Global Holdings Inc.	Put	55.00	10/20/17	92	—
Ashland Global Holdings Inc.	Put	55.00	10/20/17	183	—
Ashland Global Holdings Inc.	Put	55.00	10/20/17	306	1
Ashland Global Holdings Inc.	Put	55.00	10/20/17	165	—
Ashland Global Holdings Inc.	Put	55.00	10/20/17	48	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Ashland Global Holdings Inc.	Put	55.00	10/20/17	564	1
Ashland Global Holdings Inc.	Put	55.00	10/20/17	236	1
AT&T Inc.	Put	37.00	10/20/17	137	2
AT&T Inc.	Put	37.00	10/20/17	136	2
AT&T Inc.	Put	37.00	10/20/17	48	1
AT&T Inc.	Put	37.00	10/20/17	36	1
AT&T Inc.	Put	37.00	10/20/17	92	1
AT&T Inc.	Put	37.00	10/20/17	135	2
AT&T Inc.	Put	37.00	10/20/17	73	1
AT&T Inc.	Put	37.00	10/20/17	113	2
AT&T Inc.	Put	37.00	10/20/17	82	1
AT&T Inc.	Put	37.00	10/20/17	18	—
AT&T Inc.	Put	37.00	10/20/17	56	1
AT&T Inc.	Put	37.00	10/20/17	46	1
AT&T Inc.	Put	37.00	10/20/17	83	1
AT&T Inc.	Put	37.00	10/20/17	38	1
AT&T Inc.	Put	37.00	10/20/17	57	1
AT&T Inc.	Put	37.00	10/20/17	36	1
AT&T Inc.	Put	37.00	10/20/17	67	1
AT&T Inc.	Put	37.00	10/20/17	162	3
AT&T Inc.	Put	37.00	10/20/17	65	1
Autoliv Inc.	Put	105.00	12/15/17	99	7
Autoliv Inc.	Put	105.00	12/15/17	41	3
CBS Corp.	Put	52.50	12/15/17	1,104	97
CBS Corp.	Put	52.50	12/15/17	213	19
CBS Corp.	Put	52.50	12/15/17	445	39
CSX Corp.	Put	45.00	11/17/17	65	2
CSX Corp.	Put	45.00	11/17/17	130	3
CSX Corp.	Put	45.00	11/17/17	199	5
CSX Corp.	Put	45.00	11/17/17	313	8
CSX Corp.	Put	45.00	11/17/17	314	8
Delphi Automotive Plc	Put	80.00	01/19/18	1,013	66
DowDuPont Inc.	Put	55.00	12/15/17	58	1
DowDuPont Inc.	Put	55.00	12/15/17	113	2
DowDuPont Inc.	Put	62.50	12/15/17	220	12
DowDuPont Inc.	Put	55.00	12/15/17	328	5
DowDuPont Inc.	Put	55.00	12/15/17	328	5
DowDuPont Inc.	Put	55.00	12/15/17	58	1
DowDuPont Inc.	Put	55.00	12/15/17	113	2
EI du Pont de Nemours & Co.	Put	77.50	10/20/17	345	3
General Electric Co.	Put	23.00	12/15/17	365	16
Hewlett Packard Enterprise Co.	Put	16.00	11/17/17	6,321	82
Hewlett Packard Enterprise Co.	Put	16.00	11/17/17	391	5
Huntsman Corp.	Put	22.00	11/17/17	324	2
Huntsman Corp.	Put	22.00	11/17/17	413	3
Huntsman Corp.	Put	22.00	11/17/17	1,560	12
Huntsman Corp.	Put	22.00	11/17/17	1,345	10
Huntsman Corp.	Put	22.00	11/17/17	324	2
ILG Inc.	Put	24.00	12/15/17	1,081	51
Johnson Controls International Plc	Put	36.00	10/20/17	694	2
Johnson Controls International Plc	Put	35.00	10/20/17	529	1
Johnson Controls International Plc	Put	35.00	10/20/17	302	1
Johnson Controls International Plc	Put	35.00	10/20/17	657	1
Marathon Petroleum Corp.	Put	45.00	10/20/17	997	3
Marathon Petroleum Corp.	Put	45.00	10/20/17	1,438	4
Marathon Petroleum Corp.	Put	45.00	10/20/17	101	—
Marathon Petroleum Corp.	Put	47.50	10/20/17	661	3
Pentair Plc	Put	55.00	11/17/17	384	6
Sealed Air Corp.	Put	39.00	10/20/17	702	5
Sealed Air Corp.	Put	39.00	10/20/17	92	1
SPDR S&P 500 ETF Trust	Call	255.00	10/20/17	182	5
SPDR S&P 500 ETF Trust	Call	255.00	10/20/17	61	2
SPDR S&P 500 ETF Trust	Call	255.00	10/20/17	50	1
SPDR S&P 500 ETF Trust	Call	254.00	11/17/17	448	75
SPDR S&P 500 ETF Trust	Put	245.00	11/17/17	448	61
VanEck Vectors Semiconductor ETF	Put	86.00	11/17/17	150	11
VanEck Vectors Semiconductor ETF	Put	86.00	11/17/17	56	4
VanEck Vectors Semiconductor ETF	Put	86.00	11/17/17	129	9
Wyndham Worldwide Corp.	Put	90.00	11/17/17	859	39
					$752

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †	Value
Options on Securities
Atlas Copco AB	JPM	Put	SEK	290.00	12/15/17	119	$2
Atlas Copco AB	JPM	Put	SEK	290.00	12/15/17	121	2
Atlas Copco AB	JPM	Put	SEK	290.00	12/15/17	153	3
Atlas Copco AB	JPM	Put	SEK	290.00	12/15/17	301	6
							$13

Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
Options on Securities
American International Group Inc.	Call	60.00	10/20/17	862	$(156)
American International Group Inc.	Call	60.00	10/20/17	6	(1)
American International Group Inc.	Call	60.00	10/20/17	122	(22)
American International Group Inc.	Call	62.50	10/20/17	498	(20)
American International Group Inc.	Call	60.00	10/20/17	97	(18)
American International Group Inc.	Put	60.00	10/20/17	274	(11)
Ashland Global Holdings Inc.	Call	65.00	10/20/17	53	(7)
Ashland Global Holdings Inc.	Call	65.00	10/20/17	203	(25)
Ashland Global Holdings Inc.	Call	65.00	10/20/17	102	(13)
Ashland Global Holdings Inc.	Call	65.00	10/20/17	262	(33)
Ashland Global Holdings Inc.	Call	65.00	10/20/17	627	(78)
AT&T Inc.	Call	38.00	10/20/17	56	(6)
Autoliv Inc.	Put	120.00	12/15/17	41	(16)
Autoliv Inc.	Put	120.00	12/15/17	99	(38)
CBS Corp.	Call	62.50	12/15/17	968	(97)
CBS Corp.	Call	57.50	12/15/17	495	(145)
CBS Corp.	Call	60.00	12/15/17	213	(37)
CBS Corp.	Call	62.50	12/15/17	136	(14)
CSX Corp.	Call	52.50	10/20/17	627	(164)
CSX Corp.	Put	50.00	11/17/17	130	(10)
CSX Corp.	Put	50.00	11/17/17	65	(5)
CSX Corp.	Put	50.00	11/17/17	199	(16)
CSX Corp.	Put	50.00	11/17/17	313	(25)
CSX Corp.	Put	50.00	11/17/17	314	(25)
Delphi Automotive Plc	Put	92.50	01/19/18	1,013	(258)
DowDuPont Inc.	Call	67.50	12/15/17	328	(105)
DowDuPont Inc.	Call	67.50	12/15/17	58	(19)
DowDuPont Inc.	Call	67.50	12/15/17	113	(36)
DowDuPont Inc.	Call	65.00	12/15/17	58	(30)
DowDuPont Inc.	Call	65.00	12/15/17	113	(59)
DowDuPont Inc.	Call	70.00	12/15/17	220	(36)
DowDuPont Inc.	Call	65.00	12/15/17	327	(171)
General Electric Co.	Call	25.00	12/15/17	729	(34)
Hewlett Packard Enterprise Co.	Call	18.00	11/17/17	1,052	(155)
Hewlett Packard Enterprise Co.	Call	18.00	11/17/17	6,321	(932)
Hewlett Packard Enterprise Co.	Call	18.00	11/17/17	1,052	(155)
Hewlett Packard Enterprise Co.	Call	17.00	11/17/17	526	(118)
Hewlett Packard Enterprise Co.	Call	17.00	11/17/17	526	(118)
Hewlett Packard Enterprise Co.	Call	18.00	11/17/17	1,052	(155)
Hewlett Packard Enterprise Co.	Put	18.00	11/17/17	391	(15)
Huntsman Corp.	Call	25.00	11/17/17	324	(89)
Huntsman Corp.	Call	25.00	11/17/17	324	(89)
Huntsman Corp.	Put	25.00	11/17/17	413	(14)
Huntsman Corp.	Put	27.00	11/17/17	1,345	(117)
Huntsman Corp.	Put	25.00	11/17/17	1,560	(55)
ILG Inc.	Call	27.00	12/15/17	1,081	(142)
Johnson Controls International Plc	Call	39.00	10/20/17	529	(84)
Johnson Controls International Plc	Put	39.00	10/20/17	694	(17)
Johnson Controls International Plc	Put	39.00	10/20/17	773	(19)
Johnson Controls International Plc	Put	39.00	10/20/17	355	(9)
Marathon Petroleum Corp.	Call	52.50	10/20/17	26	(10)
Marathon Petroleum Corp.	Call	52.50	10/20/17	101	(38)
Marathon Petroleum Corp.	Put	52.50	10/20/17	997	(15)
Marathon Petroleum Corp.	Put	52.50	10/20/17	661	(10)
Marathon Petroleum Corp.	Put	52.50	10/20/17	1,438	(22)
NXP Semiconductors NV	Put	110.00	12/15/17	2	—
Pentair Plc	Call	60.00	11/17/17	384	(315)
Rite Aid Corp.	Put	2.00	11/17/17	151	(3)
Sealed Air Corp.	Put	44.00	10/20/17	92	(14)
Sealed Air Corp.	Put	44.00	10/20/17	702	(111)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price	Expiration	Notional/ Contracts †	Value
SPDR S&P 500 ETF Trust	Call	247.00	10/20/17	61	(31)
SPDR S&P 500 ETF Trust	Call	247.00	10/20/17	182	(93)
SPDR S&P 500 ETF Trust	Call	247.00	10/20/17	50	(26)
SPDR S&P 500 ETF Trust	Call	250.00	11/17/17	448	(186)
SPDR S&P 500 ETF Trust	Put	235.00	11/17/17	358	(21)
VanEck Vectors Semiconductor ETF	Put	78.00	11/17/17	56	(1)
VanEck Vectors Semiconductor ETF	Put	78.00	11/17/17	150	(4)
VanEck Vectors Semiconductor ETF	Put	78.00	11/17/17	129	(3)
Wyndham Worldwide Corp.	Put	97.50	11/17/17	859	(116)
					$(5,032)

OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price/Rate		Expiration	Notional/ Contracts †	Value
Options on Securities
Atlas Copco AB	JPM	Call	SEK	320.00	12/15/17	119	$(41)
Atlas Copco AB	JPM	Call	SEK	320.00	12/15/17	121	(42)
Atlas Copco AB	JPM	Call	SEK	320.00	12/15/17	153	(53)
Atlas Copco AB	JPM	Call	SEK	320.00	12/15/17	301	(103)
							$(239)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
GBP/USD	JPM	11/21/17	GBP	3	$4	$—
GBP/USD	JPM	12/20/17	GBP	3,848	5,168	(15)
GBP/USD	JPM	12/20/17	GBP	716	961	29
USD/CAD	JPM	10/12/17	CAD	(906)	(726)	(4)
USD/CAD	JPM	10/12/17	CAD	(143)	(115)	1
USD/DKK	JPM	02/20/18	DKK	(23,857)	(3,823)	(20)
USD/EUR	JPM	10/16/17	EUR	(2,087)	(2,468)	(10)
USD/EUR	JPM	11/15/17	EUR	(9)	(11)	—
USD/GBP	JPM	11/21/17	GBP	(1,602)	(2,151)	(69)
USD/GBP	JPM	11/21/17	GBP	(46)	(61)	—
USD/GBP	JPM	12/13/17	GBP	(1,328)	(1,783)	(73)
USD/GBP	JPM	12/20/17	GBP	(20,735)	(27,851)	(1,604)
USD/GBP	JPM	12/27/17	GBP	(670)	(901)	(47)
USD/GBP	JPM	12/27/17	GBP	—	—	—
USD/GBP	JPM	01/03/18	GBP	(1,864)	(2,506)	(12)
USD/SEK	JPM	12/18/17	SEK	(31,147)	(3,842)	82
					$(40,105)	$(1,742)

OTC Total Return Swap Agreements
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
Total return swap agreements - receiving return
COMMON STOCKS
Alere Inc., pays at expiration date	BOA	1-Month LIBOR +0.40%	10/20/17 ††	9,486	$590
Linde AG, pays at expiration date	BOA	1-Month LIBOR +0.35%	09/26/18 ††	5,369	397
NXP Semiconductors NV, pays at expiration date	BOA	1-Month LIBOR +0.40%	10/20/17 ††	21,743	1,639
Rite Aid Corp., pays at expiration date	BOA	1-Month LIBOR +0.40%	10/20/17 ††	121	(17)
SFR Group SA, pays at expiration date	BOA	1-Month LIBOR +0.35%	09/28/18 ††	2,472	6
Time Warner Inc., pays at expiration date	BOA	1-Month LIBOR +0.40%	10/20/17 ††	22,255	505
Veresen Inc., pays at expiration date	BOA	1-Month LIBOR +0.40%	10/20/17 ††	2,005	180
American International Group Inc., pays at expiration date	JPM	3-Month LIBOR +0.32%	09/24/18 ††	14,162	63
Atlas Copco AB, pays at expiration date	JPM	3-Month LIBOR +0.40%	09/27/18 ††	3,974	121
BOK Financial Corp, pays at expiration date	JPM	3-Month LIBOR +0.30%	07/05/18 ††	3,449	624
Brocade Communications Systems Inc., pays at expiration date	JPM	3-Month LIBOR +0.30%	08/08/18 ††	518	(17)
Calpine Corp., pays at expiration date	JPM	3-Month LIBOR +0.30%	10/03/18 ††	4,704	23
CBS Corp., pays at expiration date	JPM	3-Month LIBOR +0.30%	09/21/18 ††	13,797	(219)
Colony NorthStar Inc., pays at expiration date	JPM	3-Month LIBOR +0.45%	07/18/18 ††	5,504	(666)
CR Bard Inc., pays at expiration date	JPM	3-Month LIBOR +0.30%	08/02/18 ††	19,429	250
Dell Technologies Inc., pays at expiration date	JPM	3-Month LIBOR +0.30%	09/07/18 ††	3,250	104
Fortress Investment Group LLC, pays at expiration date	JPM	3-Month LIBOR +0.65%	08/16/18 ††	5,969	(15)
ILG Inc., pays at expiration date	JPM	3-Month LIBOR +0.30%	06/15/18 ††	5,126	(27)
Kennedy Wilson Europe Real Estate Plc, pays at expiration date	JPM	3-Month LIBOR +0.30%	09/05/18 ††	3,344	81
Luxottica Group SpA, pays at expiration date	JPM	3-Month LIBOR +0.40%	05/14/18 ††	19	(1)
Monsanto Co., pays at expiration date	JPM	3-Month LIBOR +0.30%	09/12/18 ††	1,309	36
Nets Holdings A/S, pays at expiration date	JPM	3-Month LIBOR +0.80%	10/02/18 ††	3,709	34

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

OTC Total Return Swap Agreements (continued)
Reference Entity	Counterparty	Rate Paid/Received by Fund	Expiration	Notional†	Unrealized Appreciation (Depreciation)
New York REIT Inc., pays at expiration date	JPM	3-Month LIBOR +0.45%	10/02/18 ††	1,140	23
PAREXEL International Corp., pays at expiration date	JPM	3-Month LIBOR +0.30%	06/05/18 ††	842	84
Paysafe Group Plc, pays at expiration date	JPM	3-Month LIBOR +0.30%	10/01/18 ††	2,458	7
Sky Plc, pays at expiration date	JPM	3-Month LIBOR +0.30%	07/18/18 ††	18,744	(275)
Songa Offshore SE, pays at expiration date	JPM	3-Month LIBOR +0.40%	09/18/18 ††	226	45
Starwood Property Trust Inc., pays at expiration date	JPM	3-Month LIBOR +0.33%	09/06/18 ††	921	(1)
Winthrop Realty Trust ‡, pays at expiration date	JPM	3-Month LIBOR +0.30%	08/13/18 ††	380	(171)
Worldpay Group Plc, pays at expiration date	JPM	3-Month LIBOR +0.30%	09/17/18 ††	14,036	937
INVESTMENT COMPANIES
Altaba Inc., pays at expiration date	JPM	3-Month LIBOR +0.36%	09/21/18 ††	26,160	4,670
					$9,010
Total return swap agreements - paying return
COMMON STOCKS
AT&T Inc., pays quarterly	BOA	1-Month LIBOR -0.40%	10/20/17 ††	(471)	$(16)
PPL Corp., pays quarterly	BOA	1-Month LIBOR -0.40%	10/20/17 ††	(1,385)	(120)
Praxair Inc., pays quarterly	BOA	1-Month LIBOR -0.40%	10/20/17 ††	(5,416)	(259)
Alibaba Group Holding Ltd., pays quarterly	JPM	3-Month LIBOR -0.60%	09/14/18 ††	(17,441)	(10,440)
Becton Dickinson & Co., pays quarterly	JPM	3-Month LIBOR -0.60%	08/02/18 ††	(6,091)	(20)
CenturyLink Inc., pays quarterly	JPM	3-Month LIBOR -0.60%	06/25/18 ††	(2,274)	535
Essilor International SA, pays quarterly	JPM	3-Month LIBOR -0.40%	05/14/18 ††	(20)	1
Kennedy-Wilson Holdings Inc., pays quarterly	JPM	3-Month LIBOR -1.32%	09/07/18 ††	(1,723)	28
SIRI XM Holdings Inc., pays quarterly	JPM	3-Month LIBOR -0.60%	07/06/18 ††	(2,731)	(28)
Tesco Plc, pays quarterly	JPM	3-Month LIBOR -0.36%	07/05/18 ††	(2,714)	(487)
Vantiv Inc., pays quarterly	JPM	3-Month LIBOR -0.60%	09/25/18 ††	(13,108)	301
					$(10,505)

‡Swap agreement fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

††For this swap agreement, the expiration date represents the termination date, which generally reflects the expected completion date for the event driven investment opportunity. The total return swap agreements expire 365 days after the effective date and are rolled over until the termination date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/WMC Balanced Fund
COMMON STOCKS 64.9%
Consumer Discretionary 4.6%
Autoliv Inc. (a)	334	$41,287
Comcast Corp. - Class A	3,363	129,423
Ford Motor Co.	4,351	52,078
Hilton Worldwide Holdings Inc.	439	30,484
Limited Brands Inc.	533	22,169
Lowe's Cos. Inc.	339	27,097
Twenty-First Century Fox Inc. - Class A	1,447	38,180
		340,718
Consumer Staples 3.2%
Costco Wholesale Corp.	218	35,782
CVS Health Corp.	412	33,466
PepsiCo Inc.	613	68,345
Philip Morris International Inc.	567	62,959
Walgreens Boots Alliance Inc.	513	39,624
		240,176
Energy 6.3%
Anadarko Petroleum Corp.	696	34,009
Chevron Corp.	1,036	121,748
ConocoPhillips Co.	818	40,946
Exxon Mobil Corp.	886	72,607
Hess Corp.	1,185	55,542
Kinder Morgan Inc.	1,267	24,308
Suncor Energy Inc.	1,610	56,401
Total SA - ADR	1,113	59,542
		465,103
Financials 15.5%
American International Group Inc.	585	35,899
Bank of America Corp.	5,702	144,498
Bank of Nova Scotia	579	37,207
BlackRock Inc.	101	45,108
Chubb Ltd.	710	101,224
Citigroup Inc.	873	63,471
Goldman Sachs Group Inc.	140	33,172
Intercontinental Exchange Inc.	679	46,616
JPMorgan Chase & Co.	1,555	148,515
Marsh & McLennan Cos. Inc.	723	60,593
MetLife Inc.	788	40,954
Northern Trust Corp.	581	53,371
PNC Financial Services Group Inc.	826	111,340
Principal Financial Group Inc.	904	58,151
Prudential Financial Inc.	936	99,491
Wells Fargo & Co.	1,136	62,624
		1,142,234
Health Care 9.8%
Abbott Laboratories	644	34,374
AstraZeneca Plc - ADR (a)	1,980	67,076
Bristol-Myers Squibb Co.	1,667	106,286
Cardinal Health Inc.	669	44,736
Eli Lilly & Co.	809	69,186
Johnson & Johnson	561	72,992
McKesson Corp.	124	19,109
Medtronic Plc	732	56,951
Merck & Co. Inc.	1,633	104,537
Pfizer Inc.	1,972	70,402
UnitedHealth Group Inc.	266	52,020
Universal Health Services Inc. - Class B	244	27,075
		724,744
Industrials 5.4%
Boeing Co.	89	22,633
Canadian Pacific Railway Co.	148	24,894
Caterpillar Inc.	374	46,603
Eaton Corp. Plc	624	47,886
FedEx Corp.	160	36,190
Honeywell International Inc.	435	61,612
Johnson Controls International Plc	960	38,681
United Parcel Service Inc. - Class B	814	97,767
United Technologies Corp.	231	26,780
		403,046
	Shares/Par†	Value
Information Technology 11.3%
Accenture Plc - Class A	387	52,273
Alphabet Inc. - Class A (b)	121	117,980
Apple Inc.	598	92,221
Cisco Systems Inc.	1,595	53,655
eBay Inc. (b)	1,305	50,173
HP Inc.	1,171	23,370
Intel Corp.	3,279	124,879
International Business Machines Corp.	141	20,492
KLA-Tencor Corp.	52	5,512
Microsoft Corp.	2,245	167,261
Motorola Solutions Inc.	620	52,578
QUALCOMM Inc.	821	42,557
Texas Instruments Inc.	337	30,216
		833,167
Materials 2.3%
Ball Corp.	631	26,059
Celanese Corp. - Class A	269	28,023
DowDuPont Inc.	620	42,937
International Paper Co.	891	50,651
PPG Industries Inc.	183	19,880
		167,550
Real Estate 1.1%
American Tower Corp.	332	45,371
Corporate Office Properties Trust	1,013	33,271
		78,642
Telecommunication Services 1.6%
BCE Inc.	1,632	76,411
Verizon Communications Inc.	788	38,977
		115,388
Utilities 3.8%
Dominion Energy Inc.	736	56,649
Edison International	771	59,481
Exelon Corp.	1,122	42,248
NextEra Energy Inc.	142	20,846
Sempra Energy	590	67,337
UGI Corp.	753	35,286
		281,847
Total Common Stocks (cost $3,954,174)		4,792,615
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.5%
Ally Master Owner Trust
Series 2014-A2-5, 1.60%, 10/15/17	6,685	6,685
AmeriCredit Automobile Receivables Trust
Series 2014-B-2, 1.60%, 07/08/19	1,657	1,657
Series 2014-C-1, 2.15%, 03/09/20	940	941
Series 2017-A2A-1, 1.51%, 05/18/20	1,149	1,148
Series 2017-A2A-2, 1.65%, 09/18/20	1,610	1,609
Apidos CLO XVII
Series 2014-A1R-17A, 2.61%, (3M US LIBOR + 1.31%), 04/17/26 (c) (d)	2,085	2,091
Apidos CLO XXII
Series 2015-A2A-22A, 3.36%, (3M US LIBOR + 2.05%), 10/20/27 (c) (d)	5,150	5,177
Ares XXIX CLO Ltd.
Series 2014-A1R-1A, 2.49%, (3M US LIBOR + 1.19%), 04/17/26 (c) (d)	2,025	2,031
ARI Fleet Lease Trust
Series 2017-A2-A, 1.91%, 04/15/26 (d)	930	930
Atlas Senior Loan Fund IV Ltd.
Series 2017-A-8A, 2.61%, (3M US LIBOR + 1.30%), 01/16/30 (c) (d)	7,830	7,839
Atlas Senior Loan Fund VI Ltd.
Series 2014-AR-6A, 2.55%, (3M US LIBOR + 1.25%), 10/15/26 (c) (d)	2,305	2,313
Atrium XII
Series B-12A, 3.56%, (3M US LIBOR + 2.25%), 10/22/26 (c) (d)	5,700	5,711
Avery Point IV CLO Ltd.
Series 2014-AR-1A, 2.41%, (3M US LIBOR + 1.10%), 04/25/26 (c) (d)	1,920	1,924
Series 2014-BR-1A, 2.91%, (3M US LIBOR + 1.60%), 04/25/26 (c) (d)	4,930	4,941

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Banc of America Commercial Mortgage Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/15/25	1,145	1,196
Bayview Koitere Fund Trust
Series 2017-A-RT4, 3.50%, 07/28/57 (c) (d)	4,510	4,628
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (c) (d)	2,045	2,127
Bayview Opportunity Master Fund IVA Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (c) (d)	2,994	3,072
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (c) (d)	2,657	2,765
Bayview Opportunity Master Fund IVB Trust
Series 2017-A-SPL4, 3.50%, 01/25/55 (c) (d)	2,182	2,238
BlueMountain CLO Ltd.
Series 2014-A1R-1A, 2.57%, (3M US LIBOR + 1.26%), 04/30/26 (c) (d)	4,555	4,585
Series 2015-A1-3A, 2.79%, (3M US LIBOR + 1.48%), 10/20/27 (c) (d)	5,675	5,686
Capital Auto Receivables Asset Trust
Series 2015-A2-3, 1.72%, 01/22/19	872	873
Carlyle Global Market Strategies CLO Ltd.
Series 2014-BR-2A, 2.91%, (3M US LIBOR + 1.60%), 05/15/25 (c) (d)	3,320	3,325
Series 2014-A1R-5A, 2.44%, (3M US LIBOR + 1.14%), 10/16/25 (c) (d)	7,450	7,475
CD Commercial Mortgage Trust
Series 2017-A4-CD4, REMIC, 3.51%, 04/10/27	2,790	2,877
Cent CLO 20 Ltd.
Series 2013-AR-20A, 2.41%, (3M US LIBOR + 1.10%), 01/25/26 (c) (d)	2,195	2,204
Cent CLO 21 Ltd.
Series 2014-A1AR-21A, 2.53%, (3M US LIBOR + 1.21%), 07/27/26 (c) (d)	620	622
Cent CLO 22 Ltd.
Series 2014-A1R-22A, 2.72%, (3M US LIBOR + 1.41%), 11/07/26 (c) (d)	1,705	1,709
Cent CLO 24 Ltd.
Series 2015-A2-24A, 3.50%, (3M US LIBOR + 2.20%), 10/15/26 (c) (d)	2,185	2,188
Chesapeake Funding II LLC
Series 2016-A2-1A, 2.38%, (1M US LIBOR + 1.15%), 05/15/19 (c) (d)	1,517	1,526
Series 2016-A2-2A, 2.23%, (1M US LIBOR + 1.00%), 09/15/19 (c) (d)	3,687	3,708
Series 2017-A1-3A, 1.91%, 01/15/21 (d)	3,815	3,808
Series 2017-A2-2A, 1.68%, (1M US LIBOR + 0.45%), 07/15/29 (c) (d)	2,730	2,737
Chrysler Capital Auto Receivables Trust
Series 2013-B-BA, 1.78%, 06/17/19 (d)	447	447
Series 2014-A4-BA, REMIC, 1.76%, 05/15/18 (d)	3,318	3,320
CIFC Funding Ltd.
Series 2014-AR-1A, 2.35%, (3M US LIBOR + 1.05%), 04/18/25 (c) (d)	1,970	1,973
Series 2014-B1R-1A, 2.90%, (3M US LIBOR + 1.60%), 04/18/25 (c) (d)	3,400	3,403
Series 2014-A1LR-2A, 2.52%, (3M US LIBOR + 1.20%), 05/24/26 (c) (d)	3,500	3,519
CNH Equipment Trust
Series 2013-B-D, 1.75%, 10/16/17	2,695	2,695
Series 2015-A3-C, REMIC, 1.66%, 11/16/20	3,267	3,268
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 08/15/45	885	909
Continental Airlines Inc. Pass-Through Trust
Series 2007-A-1, 5.98%, 10/19/23	206	226
Credit Suisse Mortgage Trust
Series 2017-A-LSTK, REMIC, 2.76%, 04/05/21 (d)	6,105	6,161
CSAIL Commercial Mortgage Trust
Series 2015-A4-C1, REMIC, 3.51%, 01/15/25	2,855	2,949
Series 2015-A4-C2, REMIC, 3.50%, 04/15/25	5,600	5,770
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	5,300	5,531
Deephaven Residential Mortgage Trust
Series 2017-A1-2A, REMIC, 2.45%, 10/25/22 (c) (d)	2,491	2,397
Series 2017-A1-1A, REMIC, 2.72%, 10/25/25 (c) (d)	1,167	1,167
Drive Auto Receivables Trust
Series 2017-A2-AA, 1.48%, 03/15/19 (d)	683	683
	Shares/Par†	Value
Dryden XLI Senior Loan Fund
Series 2015-B-41A, 3.45%, (3M US LIBOR + 2.15%), 10/15/27 (c) (d)	4,615	4,623
Dryden XXXI Senior Loan Fund
Series 2014-AR-31A, 2.38%, (3M US LIBOR + 1.08%), 04/18/26 (c) (d)	1,935	1,941
Enterprise Fleet Financing LLC
Series 2017-A2-1, 2.13%, 11/20/19 (d)	1,220	1,222
Series 2017-A2-2, 1.97%, 04/20/20 (d)	2,430	2,428
Exeter Automobile Receivables Trust
Series 2015-A-2A, 1.54%, 11/15/19 (d)	31	31
First Investors Auto Owner Trust
Series 2014-A3-3A, 1.67%, 03/16/18 (d)	667	667
Series 2014-B-3A, 2.39%, 07/16/18 (d)	730	729
Series 2017-A1-1A, 1.69%, 03/15/19 (d)	1,189	1,186
Series 2017-A1-2A, 1.86%, 10/15/21 (d)	1,267	1,265
Ford Credit Auto Owner Trust
Series 2015-A3-A, 1.28%, 09/15/19	1,259	1,258
Ford Credit Floorplan Master Owner Trust
Series 2015-A1-4, 1.77%, 08/15/18	2,450	2,453
Series 2014-B-2, 2.31%, 02/15/19	200	200
Series 2016-B-3, 1.75%, 07/15/19	2,210	2,193
Series 2013-A-2, 2.09%, 03/15/20 (d)	600	599
Galaxy XIX CLO Ltd.
Series 2015-A1R-19A, 2.54%, (3M US LIBOR + 1.22%), 07/24/30 (c) (d)	5,125	5,130
Galaxy XXIII CLO Ltd.
Series 2017-A-23A, 2.53%, (3M US LIBOR + 1.28%), 04/24/29 (c) (d)	1,540	1,543
GM Financial Consumer Automobile Receivables Trust
Series 2017-A2A-1A, 1.51%, 03/16/20 (d)	2,400	2,399
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A4-1, 2.36%, 01/20/23 (d)	2,580	2,575
GS Mortgage Securities Trust
Series 2015-A3-GS1, REMIC, 3.73%, 11/10/48	4,000	4,206
Series 2016-A4-GS3, REMIC, 2.85%, 10/10/49	4,000	3,928
GTP Acquisition Partners I LLC
Series 2015-A-1, 2.35%, 06/15/20 (d)	1,145	1,143
Hyundai Auto Receivables Trust
Series 2014-C-B, 2.10%, 11/15/19	545	545
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-A5-JP1, REMIC, 3.91%, 12/15/25	3,290	3,493
KKR CLO 15 Ltd.
Series A1A-15, 2.86%, (3M US LIBOR + 1.56%), 10/18/28 (c) (d)	1,185	1,195
LB-UBS Commercial Mortgage Trust
Series 2008-A2-C1, REMIC, 6.32%, 04/15/41 (c)	898	907
Limerock CLO II Ltd.
Series 2014-AR-2A, 2.60%, (3M US LIBOR + 1.30%), 04/18/26 (c) (d)	2,200	2,208
Madison Park Funding XI Ltd.
Series 2013-AR-11A, 2.47%, (3M US LIBOR + 1.16%), 07/23/29 (c) (d)	3,300	3,298
Madison Park Funding XII Ltd.
Series 2014-AR-12A, 2.57%, (3M US LIBOR + 1.26%), 07/20/26 (c) (d)	1,560	1,570
Madison Park Funding XIII Ltd.
Series 2014-AR-13A, 2.42%, (3M US LIBOR + 1.11%), 01/19/25 (c) (d)	1,265	1,271
Master Credit Card Trust II
Series 2017-B-1A, 2.56%, 01/21/20 (d)	995	999
Mercedes-Benz Master Owner Trust
Series 2017-A-AA, 1.53%, (1M US LIBOR + 0.30%), 05/15/19 (c) (d)	3,895	3,899
Mill City Mortgage Loan Trust
Series 2017-A1-3, 2.75%, 02/25/58 (c) (d)	3,395	3,413
Series 2016-A1-1, REMIC, 2.50%, 04/25/57 (d)	953	952
MMAF Equipment Finance LLC
Series 2016-A2-AA, 1.39%, 12/17/18 (d)	1,322	1,321
Series 2017-A2-AA, 1.73%, 05/18/20 (d)	2,135	2,133
Series 2016-A5-AA, 2.21%, 12/15/32 (d)	1,865	1,845
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-A4-C20, REMIC, 3.25%, 12/15/24	5,000	5,070
Series 2015-A4-C22, REMIC, 3.31%, 04/15/25	8,000	8,138

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Nationstar HECM Loan Trust
Series 2017-A-1A, 1.97%, 05/25/19 (d) (e)	1,332	1,332
Series 2017-A1-2A, 2.04%, 09/25/27 (c) (d) (f)	1,485	1,485
New Residential Mortgage Loan Trust
Series 2017-A1-3A, REMIC, 4.00%, 04/25/57 (c) (d)	3,746	3,891
NYCTL Trust
Series 2016-A-A, 1.47%, 08/10/19 (d)	671	666
OBP Depositor LLC Trust
Series 2010-A-OBP, 4.65%, 07/15/20 (d)	495	528
Octagon Investment Partners XVI Ltd.
Series 2013-B1-1A, REMIC, 2.90%, (3M US LIBOR + 1.60%), 07/17/25 (c) (d)	1,485	1,489
Octagon Investment Partners XXX Ltd.
Series 2017-A1-1A, 2.63%, (3M US LIBOR + 1.32%), 03/17/30 (c) (d)	2,025	2,029
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (d)	1,461	1,454
Series 2016-A-2A, 4.10%, 03/20/28 (d)	1,640	1,668
Series 2016-A-1A, 3.66%, 02/20/29 (d)	1,220	1,249
Prestige Auto Receivables Trust
Series 2014-B-1A, 1.91%, 04/15/20 (d)	639	639
Santander Drive Auto Receivables Trust
Series 2013-D-2, 2.57%, 03/15/19	687	688
Series 2013-C-5, 2.25%, 06/17/19	149	149
Series 2015-B-1, 1.97%, 11/15/19	225	225
Series 2014-C-2, 2.33%, 11/15/19	253	253
Series 2014-C-1, 2.36%, 04/15/20	937	938
SBA Tower Trust
Series 2015-C-1, 3.16%, 10/15/20 (d)	2,045	2,052
Series 2017-C-1, 3.17%, 04/15/22 (d)	1,725	1,722
Series 2014-C-1, 2.90%, 10/15/44 (d)	2,125	2,138
Securitized Term Auto Receivables Trust
Series 2016-A3-1A, 1.52%, 06/25/19 (d)	3,575	3,555
Series 2017-A3-1A, 1.89%, 11/25/19 (d)	2,960	2,958
Series 2017-A3-2A, 2.04%, 04/26/21 (d)	1,655	1,655
Seneca Park CLO Ltd.
Series 2014-AR-1A, 2.42%, (3M US LIBOR + 1.12%), 07/17/26 (c) (d)	1,155	1,161
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35 (d)	3,560	3,591
SG Commercial Mortgage Securities Trust
Series 2016-A4-C5, REMIC, 3.06%, 06/10/26	3,410	3,361
Shackleton CLO Ltd.
Series 2014-A2R-6A, 2.46%, (3M US LIBOR + 1.16%), 07/17/26 (c) (d)	1,150	1,152
Series 2015-A1-8A, 2.82%, (3M US LIBOR + 1.51%), 10/20/27 (c) (d)	5,650	5,653
Sound Point CLO XII Ltd.
Series 2016-A-2A, 2.97%, (3M US LIBOR + 1.66%), 10/20/28 (c) (d)	2,605	2,618
Sound Point CLO XV Ltd.
Series 2017-A-1A, 2.70%, (3M US LIBOR + 1.39%), 01/23/29 (c) (d)	1,300	1,310
Southwest Airlines Co. Pass-Through Trust
Series 2007-A-1, 6.15%, 02/01/24	153	168
Springleaf Funding Trust
Series 2015-A-AA, 3.16%, 05/15/19 (d)	2,520	2,537
Series 2015-A-BA, 3.48%, 07/15/21 (d)	1,160	1,179
SPS Servicer Advance Receivables Trust
Series 2016-AT1-T1, 2.53%, 11/15/18 (d)	3,985	3,963
Symphony CLO XIV Ltd.
Series 2014-A2R-14A, 2.58%, (3M US LIBOR + 1.28%), 07/14/26 (c) (d)	1,930	1,945
Thacher Park CLO Ltd.
Series 2014-AR-1A, 2.47%, (3M US LIBOR + 1.16%), 10/20/26 (c) (d)	920	924
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 08/25/55 (c) (d)	2,130	2,118
Series 2017-A1-1, REMIC, 2.75%, 10/25/56 (c) (d)	3,914	3,933
Series 2017-A1-2, REMIC, 2.75%, 04/25/57 (c) (d)	1,237	1,243
Series 2017-A1-4, REMIC, 2.75%, 06/25/57 (c) (d)	4,894	4,916
	Shares/Par†	Value
United Auto Credit Securitization Trust
Series 2017-A-1, 1.89%, 05/10/19 (d)	3,879	3,877
Series 2017-B-1, 2.40%, 11/12/19 (d)	4,420	4,413
Volvo Financial Equipment LLC
Series 2017-A3-1A, 1.92%, 02/18/20 (d)	1,555	1,554
Voya CLO Ltd.
Series 2014-A1R-1A, 2.63%, (3M US LIBOR + 1.33%), 04/18/26 (c) (d)	875	877
Series 2015-A2-3A, 3.51%, (3M US LIBOR + 2.20%), 10/20/27 (c) (d)	3,405	3,475
Wells Fargo Commercial Mortgage Trust
Series 2017-A5-C38, 3.45%, 07/15/50	5,400	5,540
Series 2015-A5-NXS1, REMIC, 3.15%, 04/15/25	1,885	1,907
Series 2015-A4-LC22, REMIC, 3.84%, 09/15/58	2,185	2,305
Westlake Automobile Receivables Trust
Series 2016-A2-2A, 1.57%, 02/15/18 (d)	517	517
Series 2017-A2-1A, 1.78%, 04/15/20 (d)	2,900	2,901
Wheels SPV 2 LLC
Series 2016-A2-1A, 1.59%, 04/22/19 (d)	809	808
Series 2017-A2-1A, 1.88%, 03/20/20 (d)	2,235	2,232
Total Non-U.S. Government Agency Asset-Backed Securities (cost $337,106)		337,681
CORPORATE BONDS AND NOTES 11.9%
Consumer Discretionary 0.8%
21st Century Fox America Inc.
4.50%, 02/15/21	850	908
3.00%, 09/15/22	750	764
4.00%, 10/01/23	3,320	3,519
Amazon.com Inc.
2.50%, 11/29/22	1,265	1,274
2.80%, 08/22/24 (d)	2,700	2,709
4.80%, 12/05/34	1,815	2,057
4.95%, 12/05/44	815	943
4.25%, 08/22/57 (d)	2,205	2,259
AutoZone Inc.
4.00%, 11/15/20	1,000	1,051
3.70%, 04/15/22	495	515
3.13%, 07/15/23 (a)	1,000	1,013
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (d)	1,785	1,795
3.75%, 09/16/24 (d)	4,090	4,198
Charter Communications Operating LLC
6.48%, 10/23/45	1,055	1,237
Comcast Corp.
5.65%, 06/15/35	165	202
4.40%, 08/15/35	2,325	2,521
6.50%, 11/15/35	165	219
6.55%, 07/01/39	375	511
Cox Communications Inc.
3.25%, 12/15/22 (d)	1,950	1,962
4.80%, 02/01/35 (d)	2,695	2,703
6.45%, 12/01/36 (d)	215	245
4.60%, 08/15/47 (d)	400	398
Ford Motor Co.
4.35%, 12/08/26	3,355	3,487
Grupo Televisa SAB
6.63%, 01/15/40	375	454
5.00%, 05/13/45	385	385
Johnson Controls International Plc
3.75%, 12/01/21	1,000	1,044
Marriott International Inc.
2.88%, 03/01/21	3,225	3,264
2.30%, 01/15/22	4,345	4,288
NBCUniversal Enterprise Inc.
1.66%, 04/15/18 (d)	830	830
Nissan Motor Acceptance Corp.
1.80%, 03/15/18 (d)	3,400	3,402
2.65%, 09/26/18 (d)	1,445	1,456
O'Reilly Automotive Inc.
3.80%, 09/01/22	2,395	2,507
Time Warner Cable Inc.
8.75%, 02/14/19	50	54
8.25%, 04/01/19	695	756
6.55%, 05/01/37	435	510

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
7.30%, 07/01/38	285	357
6.75%, 06/15/39	285	340
Time Warner Entertainment Co. LP
8.38%, 03/15/23	195	242
Time Warner Inc.
4.88%, 03/15/20	500	532
4.75%, 03/29/21	450	484
		57,395
Consumer Staples 0.5%
Alimentation Couche-Tard Inc.
3.55%, 07/26/27 (d)	1,580	1,594
Altria Group Inc.
4.75%, 05/05/21	548	595
4.50%, 05/02/43	745	798
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (g)	680	749
5.38%, 01/15/20 (g)	170	183
3.75%, 01/15/22	750	793
2.50%, 07/15/22	731	736
4.95%, 01/15/42	200	227
3.75%, 07/15/42	820	793
Cargill Inc.
4.31%, 05/14/21 (d)	517	551
Coca-Cola Femsa SAB de CV
2.38%, 11/26/18	556	557
Constellation Brands Inc.
2.70%, 05/09/22	655	657
CVS Caremark Corp.
4.00%, 12/05/23	2,680	2,849
CVS Health Corp.
4.88%, 07/20/35	1,135	1,261
5.13%, 07/20/45	1,885	2,166
Heineken NV
2.75%, 04/01/23 (d)	1,065	1,072
Kraft Heinz Foods Co.
3.50%, 07/15/22	1,365	1,412
3.00%, 06/01/26	1,595	1,529
4.38%, 06/01/46	6,170	6,047
Kroger Co.
3.30%, 01/15/21	745	764
3.85%, 08/01/23	1,830	1,901
4.00%, 02/01/24	1,775	1,843
4.45%, 02/01/47	575	542
Philip Morris International Inc.
4.88%, 11/15/43	430	484
Sigma Alimentos SA de CV
4.13%, 05/02/26 (d)	2,985	3,011
		33,114
Energy 1.4%
Anadarko Petroleum Corp.
4.85%, 03/15/21	3,225	3,431
BG Energy Capital Plc
4.00%, 10/15/21 (d)	1,850	1,960
BP Capital Markets Plc
3.25%, 05/06/22	1,000	1,033
2.50%, 11/06/22	600	598
3.99%, 09/26/23	195	209
Columbia Pipeline Group Inc.
2.45%, 06/01/18	1,560	1,565
ConocoPhillips Co.
4.20%, 03/15/21	570	606
2.88%, 11/15/21	296	301
4.95%, 03/15/26	255	287
4.30%, 11/15/44	1,600	1,667
Devon Energy Corp.
3.25%, 05/15/22	5,410	5,465
Energy Transfer Partners LP
7.60%, 02/01/24	1,030	1,213
4.05%, 03/15/25	6,000	6,082
Enterprise Products Operating LLC
3.95%, 02/15/27 (a)	1,000	1,049
5.10%, 02/15/45	2,550	2,842
EOG Resources Inc.
5.63%, 06/01/19	190	201
	Shares/Par†	Value
Halliburton Co.
3.50%, 08/01/23	2,750	2,842
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	1,675	1,804
4.30%, 05/01/24	4,727	4,939
4.25%, 09/01/24	4,045	4,215
Marathon Oil Corp.
2.70%, 06/01/20	1,740	1,740
Noble Energy Inc.
4.15%, 12/15/21	2,300	2,421
Occidental Petroleum Corp.
4.10%, 02/01/21	941	999
Petroleos Mexicanos
5.50%, 01/21/21 (a)	11,975	12,768
5.38%, 03/13/22 (d)	640	683
6.75%, 09/21/47	2,625	2,785
Phillips 66 Partners LP
3.61%, 02/15/25	3,540	3,534
Pioneer Natural Resources Co.
7.50%, 01/15/20	4,977	5,547
Regency Energy Partners LP
5.88%, 03/01/22	1,026	1,135
Schlumberger Holdings Corp.
3.00%, 12/21/20 (d)	1,645	1,683
Shell International Finance BV
3.25%, 05/11/25	1,260	1,290
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20 (d)	6,270	6,289
Sinopec Group Overseas Development 2017 Ltd.
3.00%, 04/12/22 (d)	4,275	4,322
Statoil ASA
2.90%, 11/08/20	1,945	1,989
2.75%, 11/10/21	705	718
3.70%, 03/01/24	50	53
Sunoco Logistics Partners Operations LP
4.40%, 04/01/21	910	961
3.45%, 01/15/23	1,095	1,098
TransCanada Pipelines Ltd.
4.88%, 01/15/26	1,875	2,109
TransCanada PipeLines Ltd.
3.80%, 10/01/20	975	1,019
Western Gas Partners LP
4.00%, 07/01/22	4,950	5,121
		100,573
Financials 4.5%
ACE Capital Trust II
9.70%, 04/01/30	525	789
American Express Credit Corp.
2.13%, 07/27/18	1,700	1,706
American Water Capital Corp.
2.95%, 09/01/27	1,845	1,838
Ameriprise Financial Inc.
5.30%, 03/15/20	170	183
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	3,745	3,868
AXA SA
8.60%, 12/15/30	425	609
Bank of America Corp.
2.00%, 01/11/18	1,200	1,201
2.60%, 01/15/19	776	782
5.63%, 07/01/20	140	152
2.63%, 10/19/20	2,000	2,021
4.13%, 01/22/24	5,325	5,665
4.20%, 08/26/24	4,600	4,831
3.59%, 07/21/28	3,815	3,846
5.88%, 02/07/42	300	387
5.00%, 01/21/44	500	579
Bank of New York Mellon Corp.
5.45%, 05/15/19	500	528
2.15%, 02/24/20	2,920	2,932
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (d)	4,850	4,918
Barclays Bank Plc
6.05%, 12/04/17 (d)	550	554

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Barclays Plc
3.20%, 08/10/21	5,435	5,515
BAT International Finance Plc
3.25%, 06/07/22 (d)	1,945	1,990
Berkshire Hathaway Inc.
2.75%, 03/15/23	2,690	2,730
BNP Paribas SA
2.95%, 05/23/22 (d)	4,150	4,185
BPCE SA
3.00%, 05/22/22 (d)	1,980	1,990
5.15%, 07/21/24 (d)	5,670	6,120
Capital One Bank USA NA
2.15%, 11/21/18	1,930	1,935
Capital One Financial Corp.
3.75%, 04/24/24	2,000	2,065
4.20%, 10/29/25	1,245	1,279
Capital One NA
2.25%, 09/13/21	1,500	1,478
CDP Financial
4.40%, 11/25/19 (d)	600	631
Citigroup Inc.
2.50%, 09/26/18 - 07/29/19	2,155	2,173
4.50%, 01/14/22	605	651
4.13%, 07/25/28	2,005	2,063
8.13%, 07/15/39	65	102
5.88%, 01/30/42	165	212
5.30%, 05/06/44	814	949
Citizens Bank NA
2.55%, 05/13/21	3,175	3,187
CNA Financial Corp.
3.95%, 05/15/24	225	235
Compass Bank
2.75%, 09/29/19	700	706
Credit Agricole SA
3.25%, 10/04/24 (d)	3,020	3,020
4.38%, 03/17/25 (d)	3,105	3,224
Credit Suisse AG
2.30%, 05/28/19	795	800
3.00%, 10/29/21	1,070	1,092
3.63%, 09/09/24	325	337
Credit Suisse Group AG
3.57%, 01/09/23 (d)	1,925	1,977
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	4,785	4,959
3.75%, 03/26/25	2,690	2,737
Daimler Finance North America LLC
2.38%, 08/01/18 (d)	1,400	1,408
2.25%, 07/31/19 (d)	1,790	1,794
2.20%, 05/05/20 (d)	3,960	3,962
3.88%, 09/15/21 (d)	231	243
Deutsche Bank AG
2.70%, 07/13/20	6,165	6,191
4.25%, 10/14/21	4,400	4,608
Discover Bank
3.10%, 06/04/20	4,700	4,797
4.20%, 08/08/23	3,550	3,763
Emera US Finance LP
2.70%, 06/15/21	695	698
ERAC USA Finance LLC
2.35%, 10/15/19 (d)	2,880	2,891
4.50%, 08/16/21 (d)	620	662
3.30%, 10/15/22 (d)	1,045	1,070
7.00%, 10/15/37 (d)	270	354
5.63%, 03/15/42 (d)	1,200	1,384
Fifth Third Bank
2.88%, 10/01/21	1,800	1,832
Ford Motor Credit Co. LLC
3.10%, 05/04/23	7,425	7,369
GE Capital International Funding Co.
4.42%, 11/15/35	3,561	3,874
General Electric Capital Corp.
5.55%, 05/04/20	473	517
4.63%, 01/07/21	129	139
4.65%, 10/17/21	144	158
3.15%, 09/07/22	1,028	1,067
	Shares/Par†	Value
General Motors Financial Co. Inc.
3.70%, 05/09/23	5,900	6,021
3.95%, 04/13/24	5,280	5,404
Goldman Sachs Group Inc.
2.38%, 01/22/18	755	757
6.00%, 06/15/20	205	225
5.25%, 07/27/21	1,000	1,098
5.75%, 01/24/22	2,445	2,739
3.63%, 01/22/23	6,875	7,117
6.25%, 02/01/41	940	1,248
4.80%, 07/08/44	1,080	1,207
HSBC Bank Plc
4.13%, 08/12/20 (d)	900	948
HSBC Bank USA NA
5.88%, 11/01/34	250	312
HSBC Holdings Plc
3.40%, 03/08/21	3,150	3,248
4.00%, 03/30/22	870	920
3.60%, 05/25/23	2,580	2,678
4.04%, (3M US LIBOR + 1.55%), 03/13/28 (c)	1,695	1,772
HSBC USA Inc.
1.63%, 01/16/18	1,435	1,436
Huntington National Bank
2.20%, 11/06/18 - 04/01/19	4,490	4,504
2.40%, 04/01/20	2,150	2,162
Imperial Tobacco Finance Plc
3.75%, 07/21/22 (d)	8,285	8,628
ING Groep NV
3.15%, 03/29/22	880	897
3.95%, 03/29/27	2,860	2,988
JPMorgan Chase & Co.
6.30%, 04/23/19	475	507
4.50%, 01/24/22	825	893
3.25%, 09/23/22	1,000	1,031
3.38%, 05/01/23	1,060	1,083
6.40%, 05/15/38	425	569
5.40%, 01/06/42	540	657
LeasePlan Corp. NV
2.88%, 01/22/19 (d)	3,320	3,318
Liberty Mutual Group Inc.
4.25%, 06/15/23 (d)	585	624
Liberty Mutual Insurance Co.
7.88%, 10/15/26 (d)	475	618
Macquarie Bank Ltd.
2.40%, 01/21/20 (d)	660	661
MassMutual Global Funding II
2.10%, 08/02/18 (d)	1,875	1,884
MetLife Inc.
1.90%, 12/15/17 (h)	415	415
4.13%, 08/13/42	265	270
Metropolitan Life Global Funding I
1.50%, 01/10/18 (d)	1,480	1,480
2.65%, 04/08/22 (a) (d)	3,185	3,210
Morgan Stanley
2.13%, 04/25/18	1,900	1,905
2.50%, 01/24/19	1,000	1,008
3.70%, 10/23/24	7,950	8,232
3.13%, 07/27/26	2,430	2,380
3.63%, 01/20/27	3,400	3,443
National Australia Bank Ltd.
2.40%, 12/07/21 (d)	9,400	9,426
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000	1,013
3.05%, 02/15/22	445	459
Nationwide Building Society
2.35%, 01/21/20 (d)	2,265	2,277
NBK SPC Ltd.
2.75%, 05/30/22 (d)	13,365	13,239
Northern Trust Corp.
3.45%, 11/04/20	490	510
PNC Bank NA
3.30%, 10/30/24	835	858
PNC Financial Services Group Inc.
3.90%, 04/29/24	830	871

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Private Export Funding Corp.
2.25%, 12/15/17	1,985	1,988
3.25%, 06/15/25	7,600	8,031
Prudential Financial Inc.
6.00%, 12/01/17	87	88
2.30%, 08/15/18	1,885	1,897
QBE Insurance Group Ltd.
2.40%, 05/01/18 (d)	350	351
Santander Bank NA
8.75%, 05/30/18	450	470
Santander Holdings USA Inc.
2.65%, 04/17/20	1,930	1,938
3.70%, 03/28/22 (d)	5,670	5,788
Santander UK Plc
2.50%, 03/14/19	3,160	3,187
5.00%, 11/07/23 (d)	4,025	4,355
Societe Generale SA
3.25%, 01/12/22 (d)	4,215	4,283
SunTrust Bank
3.30%, 05/15/26	1,785	1,763
Synchrony Financial
2.60%, 01/15/19	1,780	1,792
3.00%, 08/15/19	3,400	3,444
2.70%, 02/03/20	755	760
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (d)	685	771
Trinity Acquisition Plc
4.40%, 03/15/26	4,145	4,397
U.S. Bancorp
3.70%, 01/30/24	900	949
UBS AG
2.20%, 06/08/20 (d)	5,025	5,034
UBS Group AG
2.95%, 09/24/20 (d)	2,840	2,887
3.00%, 04/15/21 (d)	3,500	3,546
Volkswagen Group of America Finance LLC
2.45%, 11/20/19 (d)	775	779
WEA Finance LLC
2.70%, 09/17/19 (d)	990	998
3.25%, 10/05/20 (d)	2,400	2,450
Wells Fargo & Co.
3.50%, 03/08/22	2,145	2,226
4.48%, 01/16/24	517	556
4.10%, 06/03/26	1,125	1,167
4.75%, 12/07/46	3,750	4,090
		333,647
Health Care 1.5%
AbbVie Inc.
1.80%, 05/14/18	5,000	5,006
3.20%, 11/06/22	425	436
Actavis Funding SCS
3.00%, 03/12/20	1,985	2,025
3.45%, 03/15/22	3,525	3,653
4.55%, 03/15/35	1,140	1,215
4.85%, 06/15/44	750	821
Aetna Inc.
2.80%, 06/15/23	3,340	3,361
Amgen Inc.
2.65%, 05/11/22	10,965	11,051
4.56%, 06/15/48	350	379
Anthem Inc.
4.65%, 08/15/44	2,200	2,398
Ascension Health
4.85%, 11/15/53	150	172
Bayer US Finance LLC
2.38%, 10/08/19 (d)	1,050	1,055
3.00%, 10/08/21 (d)	1,675	1,705
Biogen Inc.
2.90%, 09/15/20	2,245	2,299
Cardinal Health Inc.
2.40%, 11/15/19	1,345	1,354
3.08%, 06/15/24	2,075	2,088
3.50%, 11/15/24	1,205	1,237
4.50%, 11/15/44	1,405	1,462
	Shares/Par†	Value
Catholic Health Initiatives
2.60%, 08/01/18	815	821
2.95%, 11/01/22	3,131	3,081
4.20%, 08/01/23	1,140	1,184
4.35%, 11/01/42	1,740	1,628
Celgene Corp.
2.25%, 05/15/19	265	266
3.55%, 08/15/22	1,265	1,322
3.63%, 05/15/24	620	644
Dignity Health
2.64%, 11/01/19	255	257
3.81%, 11/01/24	515	532
EMD Finance LLC
2.95%, 03/19/22 (d)	3,020	3,069
Express Scripts Holding Co.
2.25%, 06/15/19	970	974
3.90%, 02/15/22	1,000	1,053
Forest Laboratories Inc.
4.88%, 02/15/21 (d)	179	193
5.00%, 12/15/21 (d)	1,475	1,619
Gilead Sciences Inc.
2.55%, 09/01/20	1,120	1,140
3.70%, 04/01/24	625	660
Kaiser Foundation Hospitals
3.50%, 04/01/22	2,535	2,642
McKesson Corp.
2.85%, 03/15/23	90	90
3.80%, 03/15/24	735	771
Medtronic Inc.
2.50%, 03/15/20	755	766
3.15%, 03/15/22	1,070	1,106
3.63%, 03/15/24	360	379
3.50%, 03/15/25	1,715	1,789
4.38%, 03/15/35	267	295
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	620	733
4.20%, 07/01/55	790	827
Merck & Co. Inc.
2.80%, 05/18/23	940	965
4.15%, 05/18/43	630	684
Mylan NV
3.00%, 12/15/18	3,370	3,403
SSM Health Care Corp.
3.82%, 06/01/27	9,215	9,522
Teva Pharmaceutical Finance Co. BV
3.65%, 11/10/21	1,670	1,686
Teva Pharmaceutical Finance III BV
2.80%, 07/21/23	9,750	9,299
4.10%, 10/01/46 (a)	2,220	1,882
UnitedHealth Group Inc.
3.88%, 10/15/20	600	632
2.88%, 03/15/22	70	72
3.35%, 07/15/22	1,090	1,137
3.75%, 07/15/25	1,820	1,932
4.63%, 11/15/41	1,040	1,171
WellPoint Inc.
2.30%, 07/15/18	625	628
3.70%, 08/15/21	1,000	1,043
3.30%, 01/15/23	3,675	3,784
		107,398
Industrials 0.4%
BAE Systems Holdings Inc.
3.85%, 12/15/25 (d)	4,240	4,405
Deere & Co.
4.38%, 10/16/19	185	194
FedEx Corp.
2.70%, 04/15/23 (a)	520	520
4.90%, 01/15/34	1,005	1,127
5.10%, 01/15/44	1,685	1,904
4.55%, 04/01/46	1,525	1,624
Lockheed Martin Corp.
2.50%, 11/23/20	810	822
4.50%, 05/15/36	441	483
4.85%, 09/15/41	955	1,077

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
4.07%, 12/15/42	2,776	2,840
Mexico City Airport Trust
5.50%, 07/31/47 (d)	3,865	3,923
Penske Truck Leasing Co. LP
3.20%, 07/15/20 (d)	2,880	2,952
3.38%, 02/01/22 (d)	2,200	2,261
Pentair Finance SA
2.90%, 09/15/18	1,976	1,991
Siemens Financieringsmaatschappij NV
3.13%, 03/16/24 (d)	6,250	6,388
		32,511
Information Technology 0.5%
Alibaba Group Holding Ltd.
2.50%, 11/28/19	2,305	2,322
3.60%, 11/28/24	2,195	2,275
Apple Inc.
2.85%, 05/06/21	1,800	1,849
3.00%, 02/09/24	1,765	1,808
3.25%, 02/23/26	1,106	1,134
2.45%, 08/04/26	156	150
Broadcom Corp.
3.63%, 01/15/24 (d)	3,560	3,657
Microsoft Corp.
2.88%, 02/06/24	4,745	4,847
2.40%, 08/08/26	3,145	3,046
3.70%, 08/08/46	2,390	2,408
QUALCOMM Inc.
2.10%, 05/20/20	6,080	6,112
Total System Services Inc.
3.80%, 04/01/21	4,780	4,997
		34,605
Materials 0.2%
Agrium Inc.
3.15%, 10/01/22	4,350	4,437
CNAC HK Synbridge Co. Ltd.
5.00%, 05/05/20	2,800	2,858
International Paper Co.
4.35%, 08/15/48	5,740	5,803
Xstrata Finance Canada Ltd.
4.25%, 10/25/22 (d) (h)	4,300	4,525
		17,623
Real Estate 0.2%
American Tower Corp.
3.45%, 09/15/21	4,000	4,138
5.00%, 02/15/24	1,135	1,251
AvalonBay Communities Inc.
3.63%, 10/01/20	905	940
ERP Operating LP
4.75%, 07/15/20	765	815
HCP Inc.
4.00%, 06/01/25	4,670	4,823
Realty Income Corp.
6.75%, 08/15/19	355	385
5.75%, 01/15/21	335	369
Scentre Group Trust
2.38%, 11/05/19 (d)	3,175	3,189
		15,910
Telecommunication Services 0.4%
America Movil SAB de CV
3.13%, 07/16/22	5,175	5,298
AT&T Inc.
1.75%, 01/15/18	1,000	1,000
4.45%, 04/01/24	3,220	3,415
3.95%, 01/15/25	160	164
4.75%, 05/15/46	715	685
4.50%, 03/09/48	1,318	1,213
France Telecom SA
9.00%, 03/01/31 (h)	2,700	4,096
Verizon Communications Inc.
4.50%, 09/15/20	6,235	6,685
3.45%, 03/15/21	975	1,013
2.95%, 03/15/22	875	890
4.81%, 03/15/39	374	387
	Shares/Par†	Value
4.75%, 11/01/41	265	267
4.86%, 08/21/46	692	704
4.52%, 09/15/48	5,980	5,781
		31,598
Utilities 1.5%
Boston Gas Co.
3.15%, 08/01/27 (d)	960	960
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	2,272	2,407
Consolidated Edison Co. of New York Inc.
4.63%, 12/01/54	910	1,016
Dominion Energy Inc.
2.58%, 07/01/20 (h)	2,875	2,895
Dominion Resources Inc.
2.96%, 07/01/19 (h)	1,380	1,399
4.10%, 04/01/21 (h)	3,275	3,436
3.63%, 12/01/24	3,200	3,308
DTE Energy Co.
3.80%, 03/15/27	2,245	2,312
Duke Energy Carolinas LLC
4.30%, 06/15/20	875	927
6.10%, 06/01/37	2,200	2,831
Duke Energy Corp.
2.65%, 09/01/26	1,355	1,295
Electricite de France SA
5.25%, (callable at 100 beginning 01/29/23) (d) (i)	770	799
5.63%, (callable at 100 beginning 01/22/24) (a) (d) (i)	2,000	2,081
4.88%, 01/22/44 (d)	450	487
Entergy Corp.
2.95%, 09/01/26	2,565	2,477
Entergy Louisiana LLC
3.12%, 09/01/27	2,090	2,099
FirstEnergy Corp.
3.90%, 07/15/27	5,705	5,802
Florida Power & Light Co.
5.25%, 02/01/41	1,465	1,808
Fortis Inc.
3.06%, 10/04/26	3,390	3,268
Georgia Power Co.
5.95%, 02/01/39	2,575	3,215
Indianapolis Power & Light Co.
6.60%, 06/01/37 (d)	500	648
KeySpan Gas East Corp.
2.74%, 08/15/26 (d)	3,690	3,581
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	1,640	2,106
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27	4,495	4,619
NiSource Finance Corp.
4.80%, 02/15/44	465	511
Northeast Utilities
3.15%, 01/15/25	400	400
Oglethorpe Power Corp.
5.25%, 09/01/50	3,200	3,596
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	1,760	1,876
2.95%, 04/01/25	576	573
5.25%, 09/30/40	325	392
Pacific Gas & Electric Co.
3.85%, 11/15/23	770	819
5.13%, 11/15/43	480	578
PPL Electric Utilities Corp.
6.25%, 05/15/39	60	81
Public Service Co. of Colorado
5.13%, 06/01/19	500	527
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	131
5.35%, 05/15/40	800	963
SCANA Corp.
6.25%, 04/01/20	5,175	5,613
4.75%, 05/15/21	8,050	8,441
4.13%, 02/01/22	4,570	4,682
Sempra Energy
3.25%, 06/15/27	3,630	3,584

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
South Carolina Electric & Gas Co.
6.05%, 01/15/38 (a)	2,490	3,119
4.35%, 02/01/42	1,010	1,048
Southern California Edison Co.
2.40%, 02/01/22	685	687
5.55%, 01/15/37	500	620
Southern Co.
2.45%, 09/01/18	675	680
2.75%, 06/15/20	4,000	4,065
2.95%, 07/01/23	3,820	3,836
State Grid Overseas Investment Ltd.
2.75%, 05/07/19 - 05/04/22 (a) (d)	6,355	6,379
3.50%, 05/04/27 (d)	3,945	4,009
		112,986
Total Corporate Bonds And Notes (cost $853,502)		877,360
GOVERNMENT AND AGENCY OBLIGATIONS 15.2%
Collateralized Mortgage Obligations 0.0%
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	7	8
Commercial Mortgage-Backed Securities 0.1%
Federal National Mortgage Association
Series 2015-A2-M12, REMIC, 2.89%, 05/25/25 (c) (j)	8,250	8,293
Series 2017-FA-M5, REMIC, 1.78%, 04/25/24 (c) (j)	1,561	1,563
		9,856
Mortgage-Backed Securities 8.0%
Federal Home Loan Mortgage Corp.
6.50%, 11/01/17	—	—
4.50%, 05/01/18 - 03/01/19	20	20
7.00%, 11/01/30 - 06/01/31	28	31
2.50%, 12/01/31 - 01/01/32	5,497	5,539
6.00%, 12/01/39	612	693
4.00%, 09/01/26 - 07/01/41	339	356
3.00%, 09/01/46	32,536	32,639
3.00%, 11/01/46 - 01/01/47	121,555	122,000
3.50%, 08/01/47	35,845	36,980
TBA, 3.00%, 10/15/32 - 10/15/47 (k)	36,365	36,820
TBA, 3.50%, 10/15/47 (k)	39,400	40,607
TBA, 5.50%, 10/15/47 (k)	2,400	2,645
Federal National Mortgage Association
2.47%, 05/01/25	2,757	2,739
2.68%, 05/01/25	5,190	5,198
2.81%, 07/01/25	6,000	6,059
2.99%, 10/01/25	1,845	1,884
3.09%, 10/01/25	898	921
3.50%, 03/01/26	137	143
4.00%, 09/01/26 - 02/01/46	26,544	27,953
2.49%, 12/01/26	6,322	6,202
2.89%, 12/01/26	5,678	5,698
3.00%, 05/01/27 - 02/01/45	18,493	18,625
7.50%, 09/01/29	7	8
2.00%, 11/01/31 - 12/01/31	2,090	2,052
2.50%, 05/01/30 - 01/01/32	6,301	6,353
TBA, 2.50%, 10/15/32 - 10/15/47 (k)	7,850	7,864
TBA, 3.00%, 10/15/32 (k)	2,450	2,517
TBA, 3.50%, 10/15/32 - 10/15/47 (k)	94,700	97,678
4.50%, 09/01/23 - 11/01/44	6,377	6,867
7.00%, 10/01/33	38	44
5.50%, 03/01/38	304	340
6.50%, 10/01/38 - 10/01/39	198	230
5.00%, 07/01/40	266	293
3.00%, 10/01/46	18,516	18,608
TBA, 4.00%, 10/15/47 (k)	35,000	36,836
TBA, 5.00%, 10/15/47 (k)	20,600	22,475
TBA, 5.50%, 10/15/47 (k)	8,800	9,738
Government National Mortgage Association
6.50%, 04/15/26	10	11
7.00%, 01/15/33 - 05/15/33	16	18
5.50%, 11/15/32 - 02/15/36	75	82
5.00%, 06/20/33 - 06/15/39	3,265	3,610
6.00%, 02/15/24 - 04/15/40	4,750	5,431
4.00%, 01/15/41 - 12/20/44	1,437	1,524
4.50%, 06/15/40 - 05/15/42	1,230	1,334
	Shares/Par†	Value
TBA, 5.50%, 10/15/47 (k)	3,000	3,320
TBA, 4.50%, 10/15/47 - 11/15/47 (k)	11,125	11,854
		592,839
Municipal 1.2%
Bay Area Toll Authority
7.04%, 04/01/50	1,335	2,058
Chicago Transit Authority
6.30%, 12/01/21	4,875	5,212
6.90%, 12/01/40	4,230	5,522
City of Chicago O'Hare International Airport
6.85%, 01/01/38	700	763
6.40%, 01/01/40	440	600
City of Sacramento, California
insured by Assured Guaranty Municipal Corp., 5.85%, 08/01/19	1,260	1,330
insured by Assured Guaranty Municipal Corp., 6.42%, 08/01/23	1,065	1,230
Grand Parkway Transportation Corp.
5.18%, 10/01/42	1,555	1,875
Illinois State
5.67%, 03/01/18	6,415	6,505
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	722
Kansas Development Finance Authority
4.93%, 04/15/45	2,770	3,113
Long Island Power Authority
3.63%, 09/01/22	2,860	2,952
Maryland Transportation Authority
5.89%, 07/01/43	270	353
Massachusetts School Building Authority
5.72%, 08/15/39	500	631
Metropolitan Transportation Authority
7.34%, 11/15/39	75	114
6.09%, 11/15/40	405	530
6.81%, 11/15/40	250	351
Municipal Electric Authority of Georgia
6.64%, 04/01/57	2,780	3,513
New Jersey Economic Development Authority
3.80%, 06/15/18	4,100	4,146
3.88%, 06/15/19	885	902
New Jersey State Turnpike Authority
7.41%, 01/01/40	705	1,063
New York State Thruway Authority
5.88%, 04/01/30	840	1,026
New York State Urban Development Corp.
2.10%, 03/15/22	9,480	9,460
North Texas Tollway Authority
6.72%, 01/01/49	850	1,261
Oregon School Boards Association
insured by AMBAC School Board Guaranty, 4.76%, 06/30/28	420	465
Port Authority of New York & New Jersey
6.04%, 12/01/29	105	135
4.46%, 10/01/62	2,165	2,423
4.81%, 10/15/65	640	745
State of California
7.55%, 04/01/39	200	307
7.35%, 11/01/39	5,000	7,384
7.63%, 03/01/40	400	613
State of Illinois
5.16%, 02/01/18	210	212
insured by Assured Guaranty Municipal Corp., 5.20%, 03/01/18	1,430	1,448
5.10%, 06/01/33	10,900	11,023
University of California
4.60%, 05/15/31	940	1,049
5.77%, 05/15/43	615	787
6.55%, 05/15/48	1,770	2,447
6.58%, 05/15/49	800	1,110
Utility Debt Securitization Authority
3.44%, 12/15/25	1,165	1,206
		86,586
Sovereign 0.5%
Japan Bank for International Cooperation
2.25%, 02/24/20	4,578	4,595

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
2.13%, 06/01/20	3,834	3,838
Korea Development Bank
2.50%, 03/11/20 (a)	3,500	3,493
Korea Finance Corp.
2.88%, 08/22/18	540	544
Mexico Government International Bond
3.50%, 01/21/21 (a)	1,326	1,390
Qatar Government International Bond
5.25%, 01/20/20 (d)	7,215	7,658
2.38%, 06/02/21 (d)	9,435	9,295
Saudi Arabia Government International Bond
2.88%, 03/04/23 (d)	5,015	4,975
Saudi Government International Bond
2.38%, 10/26/21 (d)	1,845	1,820
		37,608
Treasury Inflation Indexed Securities 0.9%
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (l)	67,328	66,465
U.S. Treasury Securities 4.5%
U.S. Treasury Bond
2.88%, 05/15/43 - 08/15/45	31,824	32,019
3.38%, 05/15/44	15,335	16,897
3.13%, 08/15/44	8,230	8,679
3.00%, 11/15/44 - 05/15/47	20,185	20,751
2.50%, 02/15/45 - 05/15/46	53,200	49,479
2.75%, 08/15/47	4,470	4,371
U.S. Treasury Note
0.88%, 11/30/17 - 04/15/19	23,980	23,922
1.25%, 11/30/18	18,500	18,468
1.75%, 09/30/19 - 06/30/22	35,505	35,653
1.38%, 07/31/18 - 03/31/20	14,815	14,757
2.63%, 11/15/20	9,400	9,673
1.63%, 11/30/20	23,900	23,863
2.00%, 11/30/20	29,600	29,896
2.38%, 05/15/27	7,170	7,197
2.25%, 08/15/27 (a)	32,285	32,048
		327,673
Total Government And Agency Obligations (cost $1,110,668)		1,121,035
SHORT TERM INVESTMENTS 7.9%
Investment Companies 7.0%
JNL Government Money Market Fund - Institutional Class, 0.89% (m) (n)	520,304	520,304
Securities Lending Collateral 0.9%
Securities Lending Cash Collateral Fund LLC, 1.02% (m) (n)	65,182	65,182
Total Short Term Investments (cost $585,486)		585,486
Total Investments 104.4% (cost $6,840,936)		7,714,177
Total Forward Sales Commitments (0.1)% (proceeds $5,801)		(5,796)
Other Derivative Instruments 0.0%		205
Other Assets and Liabilities, Net (4.3)%		(322,671)
Total Net Assets 100.0%		$7,385,915

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(d) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of September 30, 2017, the value and the percentage of net assets of these liquid securities was $496,109 and 6.7%, respectively.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2017.

(i) Perpetual security.

(j) The variable rate for this government and agency mortgage-backed security (“MBS”) is determined by a formula in the security's offering documents. The rate is affected by the MBS pass-through rate which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2017, the total payable for investments purchased on a delayed delivery basis was $273,429.

(l) Treasury inflation indexed note, par amount is adjusted for inflation.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

	Shares/Par†	Value
FORWARD SALES COMMITMENTS (0.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.1%)
Mortgage-Backed Securities (0.1%)
Federal National Mortgage Association
TBA, 4.50%, 10/15/47 (a)	(5,400)	$(5,796)
Total Government And Agency Obligations (proceeds $5,801)		(5,796)
Total Forward Sales Commitments (0.1%) (proceeds $5,801)		$(5,796)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2017, the total proceeds for investments sold on a delayed delivery basis was $5,801.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury Note, 10-Year	(806)	December 2017	(102,077)	$189	$1,075
Ultra Long Term U.S. Treasury Bond	40	December 2017	6,708	16	(103)
				$205	$972

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 20.9%
U.S. Government Agency Obligations 5.2%
Federal Farm Credit Bank
1.14%, (1D US Federal Funds Rate - 0.03%), 04/25/19 (a) (b)	3,000	$3,000
1.14%, (US Treasury 3M Bill Money Market Yield + 0.09%), 07/26/19 (a) (b)	17,675	17,675
1.16%, (1D US Federal Funds Rate + 0.00%), 08/08/19 (a) (b)	8,175	8,175
1.15%, (US Treasury 3M Bill Money Market Yield + 0.10%), 06/27/19 - 09/20/19 (a) (b)	32,720	32,720
Federal Home Loan Bank
5.00%, 11/17/17 (b)	2,500	2,512
Federal Home Loan Mortgage Corp.
1.28%, (1M US LIBOR + 0.04%), 11/13/17 (a) (b)	3,180	3,180
		67,262
U.S. Treasury Securities 15.7%
U.S. Treasury Note
1.22%, (US Treasury 3M Bill Money Market Yield + 0.16%), 10/31/17 (a)	20,000	20,000
1.24%, (US Treasury 3M Bill Money Market Yield + 0.19%), 04/30/18 (a)	45,000	45,018
1.23%, (US Treasury 3M Bill Money Market Yield + 0.17%), 07/31/18 (a)	60,000	60,016
1.22%, (US Treasury 3M Bill Money Market Yield + 0.17%), 10/31/18 (a)	37,500	37,501
1.12%, (US Treasury 3M Bill Money Market Yield + 0.07%), 04/30/19 (a)	25,500	25,506
1.11%, (US Treasury 3M Bill Money Market Yield + 0.06%), 07/31/19 (a)	16,000	16,001
		204,042
Total Government And Agency Obligations (cost $271,304)		271,304
SHORT TERM INVESTMENTS 60.6%
Repurchase Agreements 36.1%
Repurchase Agreements (c)		468,300
	Shares/Par†	Value
Treasury Securities 1.2%
U.S. Treasury Bill
1.10%, 01/02/18	15,000	14,958
U.S. Government Agency Obligations 23.3%
Federal Home Loan Bank
1.06%, 10/13/17 (b)	43,998	43,982
1.06%, 10/18/17 (b)	25,500	25,487
1.04%, 11/03/17 (b)	15,000	14,986
1.07%, 11/09/17 (b)	6,000	5,993
1.03%, 11/20/17 - 11/22/17 (b)	19,000	18,972
1.10%, 12/01/17 (b)	26,700	26,650
1.05%, 12/04/17 (b)	26,000	25,952
1.13%, 12/20/17 (b)	30,000	29,925
1.13%, 12/22/17 (b)	17,500	17,455
1.14%, 01/12/18 (b)	26,000	25,915
1.10%, 01/24/18 (b)	30,500	30,393
1.14%, 01/26/18 (b)	37,173	37,036
		302,746
Total Short Term Investments (cost $786,004)		786,004
Total Investments 81.5% (cost $1,057,308)		1,057,308
Other Assets and Liabilities, Net 18.5%		239,231
Total Net Assets 100.0%		$1,296,539

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at September 30, 2017, see Repurchase Agreements in these Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par†	Collateral Value	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
BCL	U.S. Treasury Note, 0.63-9.00%, due 10/31/17-8/15/46	30,579	30,600	1.02%	09/29/17	10/02/17	$30,003	30,000	$30,000
BNP	Federal National Mortgage Association, 3.50%, due 05/01/42-09/01/47	5,078	5,257
	Government National Mortgage Association, 2.13-3.50%, due 09/20/23-09/20/46	8,502	8,808
	U.S. Treasury Note, 1.38%, due 01/31/21	11	11
		13,591	14,076	1.04	09/29/17	10/02/17	13,801	13,800	13,800
BOA	Government National Mortgage Association, 3.50%, due 09/20/47	145,858	152,286	1.07	09/29/17	10/02/17	149,313	149,300	149,300
DUB	U.S. Treasury Note, 3.63%, due 02/15/20	11,614	12,240	1.06	09/29/17	10/02/17	12,001	12,000	12,000
GSC	Federal National Mortgage Corp., 3.00-7.00%, due 04/01/18-03/01/47	15,225	16,283
	Federal National Mortgage Association, 3.00-6.50%, due 05/01/18-05/01/47	12,080	12,828
	Government National Mortgage Association, 4.50-6.00%, due 10/15/30-06/20/47	1,387	1,489
		28,692	30,600	1.03	09/29/17	10/06/17	30,006	30,000	30,000
GSC	Federal National Mortgage Corp., 4.50-6.50%, due 03/01/24-06/01/47	2,403	2,654
	Federal National Mortgage Association, 2.89-6.00%, due 01/01/26-08/01/46	25,754	25,906
		28,157	28,560	1.02	09/29/17	10/02/17	28,002	28,000	28,000
GSC	Federal National Mortgage Corp., 3.50-5.00%, due 08/01/30-05/01/47	11,875	12,672
	Federal National Mortgage Association, 3.86-4.00%, due 12/01/40-02/01/44	16,260	17,229
	Government National Mortgage Association, 3.50-4.00%, due 07/15/45-09/20/47	10,326	10,899
		38,461	40,800	1.02	09/27/17	10/04/17	40,008	40,000	40,000
GSC	Federal National Mortgage Corp., 3.50-8.00%, due 02/01/24-08/01/37	28,267	29,552

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par†	Collateral Value	Rate	Settlement Date	Maturity Date	Proceeds at Maturity	Par†	Value
	Federal National Mortgage Association, 3.50-6.00%, due 11/01/25-07/01/47	14,948	16,348
		43,215	45,900	1.02	09/25/17	10/02/17	45,009	45,000	45,000
RBC	Government National Mortgage Association, 3.50%, due 08/20/47-09/20/47	61,754	64,475
	Federal National Mortgage Corp., 2.50-4.00%, due 11/01/31-09/01/47	32,586	33,866
	Federal National Mortgage Association, 2.34-4.00%, due 11/01/26-09/01/47	23,521	24,263
		117,861	122,604	1.03	09/29/17	10/02/17	120,210	120,200	120,200
									$468,300

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/WMC Value Fund
COMMON STOCKS 98.8%
Consumer Discretionary 9.5%
CBS Corp. - Class B	228	$13,212
Comcast Corp. - Class A	430	16,555
Hilton Worldwide Holdings Inc.	291	20,201
Home Depot Inc.	95	15,468
Liberty Interactive Corp. QVC Group - Class A (a)	724	17,071
Limited Brands Inc.	189	7,864
Norwegian Cruise Line Holdings Ltd. (a)	278	15,023
Pulte Homes Inc.	699	19,091
Signet Jewelers Ltd. (b)	106	7,083
Thomson Reuters Corp.	174	7,968
Viacom Inc. - Class B	337	9,387
		148,923
Consumer Staples 5.0%
British American Tobacco Plc	235	14,728
Kraft Heinz Foods Co.	137	10,650
Mondelez International Inc. - Class A	345	14,030
Philip Morris International Inc.	234	25,928
Unilever NV - ADR	222	13,086
		78,422
Energy 10.0%
Canadian Natural Resources Ltd.	528	17,678
Chevron Corp.	313	36,726
EOG Resources Inc.	227	21,964
Exxon Mobil Corp.	256	20,945
Halliburton Co.	423	19,462
Marathon Oil Corp.	1,075	14,575
Occidental Petroleum Corp.	135	8,667
Pioneer Natural Resources Co.	88	12,923
Southwestern Energy Co. (a)	618	3,774
		156,714
Financials 27.8%
American International Group Inc.	240	14,750
Bank of America Corp.	1,204	30,511
BlackRock Inc.	52	23,369
Chubb Ltd.	164	23,430
Citigroup Inc.	626	45,503
Goldman Sachs Group Inc.	82	19,333
Invesco Ltd.	561	19,667
JPMorgan Chase & Co.	729	69,640
M&T Bank Corp.	132	21,241
Marsh & McLennan Cos. Inc.	242	20,243
MetLife Inc.	340	17,652
NASDAQ Inc.	226	17,539
PNC Financial Services Group Inc.	293	39,496
Principal Financial Group Inc.	210	13,477
Unum Group	219	11,209
Wells Fargo & Co.	879	48,492
		435,552
Health Care 12.0%
Allergan Plc	109	22,430
Amgen Inc.	89	16,669
AstraZeneca Plc - ADR	490	16,598
Bristol-Myers Squibb Co.	359	22,858
Medtronic Plc	287	22,333
Merck & Co. Inc.	578	37,008

	Shares/Par†	Value
Roche Holding AG	93	23,802
UnitedHealth Group Inc.	129	25,333
		187,031
Industrials 12.3%
3M Co.	79	16,528
Caterpillar Inc.	136	16,908
Eaton Corp. Plc	334	25,632
Fortune Brands Home & Security Inc.	259	17,399
General Electric Co.	757	18,313
Ingersoll-Rand Plc	269	23,993
Nielsen Holdings Plc	282	11,700
Schneider National Inc. - Class B	440	11,137
Triumph Group Inc.	234	6,963
Union Pacific Corp.	177	20,538
United Technologies Corp.	195	22,660
		191,771
Information Technology 13.4%
Analog Devices Inc.	120	10,364
Cisco Systems Inc.	1,262	42,439
Cognizant Technology Solutions Corp. - Class A	267	19,356
eBay Inc. (a)	443	17,054
Intel Corp.	973	37,067
Maxim Integrated Products Inc.	371	17,697
Microsoft Corp.	233	17,379
NetApp Inc.	380	16,635
Nokia Oyj - ADR	2,158	12,905
QUALCOMM Inc.	362	18,751
		209,647
Materials 3.1%
DowDuPont Inc.	380	26,321
International Paper Co.	389	22,127
		48,448
Real Estate 1.0%
Park Hotels & Resorts Inc.	568	15,646
Telecommunication Services 1.2%
Verizon Communications Inc.	383	18,973
Utilities 3.5%
Dominion Energy Inc.	126	9,652
Edison International	181	13,984
Eversource Energy	317	19,178
NextEra Energy Inc.	85	12,451
		55,265
Total Common Stocks (cost $1,161,776)		1,546,392
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	16,995	16,995
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	7,290	7,290
Total Short Term Investments (cost $24,285)		24,285
Total Investments 100.3% (cost $1,186,061)		1,570,677
Other Assets and Liabilities, Net (0.3)%		(5,141)
Total Net Assets 100.0%		$1,565,536

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Currency Abbreviations:

ARS - Argentine Peso	DOP - Dominican Peso	KRW - Korean Won	SEK - Swedish Krona
AUD - Australian Dollar	EGP - Egyptian Pound	MXN - Mexican Peso	SGD - Singapore Dollar
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	THB - Thai Baht
CAD - Canadian Dollar	GBP - British Pound	NOK - Norwegian Krone	TRY - New Turkish Lira
CHF - Swiss Franc	GHS - Ghanaian Cedi	NZD - New Zealand Dollar	TWD - Taiwan Dollar
CLP - Chilean Peso	HKD - Hong Kong Dollar	PEN - Peruvian Nuevo Sol	USD - United States Dollar
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	PHP - Philippine Peso	UYU - Uruguayan Peso
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PLN - Polish Zloty	ZAR - South African Rand
COP - Colombian Peso	ILS - Israeli New Shekel	RON - Romanian New Leu
CZK - Czech Republic Korunas	INR - Indian Rupee	RSD - Serbian Dinar
DKK - Danish Krone	JPY - Japanese Yen	RUB - Russian Ruble

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	FDR - Fiduciary Depository Receipt
ABS - Asset Backed Security	FTSE - Financial Times and the London Stock Exchange
ADR - American Depositary Receipt	GB - United Kingdom
ADS - American Depositary Share	GDR - Global Depository Receipt
ASX - Australian Stock Exchange	IBEX - Iberia Index
AU - Australia	iTraxx - Group of international credit derivative indices monitored by the
CAC - Cotation Assistee en Continu	International Index Company
CAPE - Cyclically Adjusted Price Earnings	KCBT - Kansas City Board of Trade
CDI - Chess Depository Interest	KOSPI - Korea Composite Stock Price Index
CDO - Collateralized Debt Obligation	LIBID - London Interbank Bid Rate
CDX.EM - Credit Default Swap Index - Emerging Markets	LIBOR - London Interbank Offered Rate
CDX.NA.HY - Credit Derivatives Index - North American - High Yield	LME - London Metal Exchange
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	MCDX.NA - Municipal Credit Default Swap Index - North American
CMBX.NA - Commercial Mortgage-backed Securities Index – North American	MIB - Milano Indice Borsa
CLO - Collateralized Loan Obligation	MICEX - Moscow Interbank Currency Exchange Index
CMT - Chartered Market Technician	MSCI - Morgan Stanley Capital International
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	NASDAQ - National Association of Securities Dealers Automated Quotations
CVA - Commanditaire Vennootschap op Aandelen	NVDR - Non-Voting Depository Receipt
EAFE - Europe, Australia and Far East	OAO - Russian Open Joint Stock Company
ETF - Exchange Traded Fund	OAT - Obligations Assimilables du Tresor
Euribor- Europe Interbank Offered Rate	OJSC - Open Joint Stock Company
Euro-Bobl - debt instrument issued by the Federal Republic of Germany	OMX - Option Market Index
with a term of 4.5 to 5.5 years	PIK - Paid in Kind
Euro-Bund - debt instrument issued by the Federal Republic of Germany	PJSC - Private Joint Stock Co.
with a term of 8.5 to 10.5 years	RBOB - Reformulated Blendstock for Oxygenate Blending
Euro-Buxl - debt instrument issued by the Federal Republic of Germany	REIT - Real Estate Investment Trust
with a term of 24 to 35 years	REMIC - Real Estate Mortgage Investment Conduit
Euro-BTP - debt instrument issued by the Republic of Italy	RTS - Russian Trading System
with a term of 2 to 11 years	SDR - Swedish Depository Receipt
Euro-OAT - debt instrument issued by the Republic of France	S&P - Standard & Poor's
with a term of 8.5 to 10.5 years	SGX - Singapore Exchange
Euro-Schatz - debt instrument issued by the Federal Republic of Germany	SPDR - Standard & Poor's Depository Receipt
with a term of 1.75 to 2.25 years	SPI - Schedule Performance Index
EU - European Union	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
UFJ - United Financial of Japan
ULSD - Ultra-low sulfur diesel
US - United States
WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	JCI – Johnson Controls International Plc
BBH - Brown Brothers Harriman & Co.	JPM - J.P. Morgan Securities Inc.
BCL - Barclays Capital Inc.	MBL - Macquarie Bank Limited
BMO - BMO Capital Markets Corp.	MLP - Merrill Lynch Professional Clearing Corp.
BNP - BNP Paribas Securities	MSC - Morgan Stanley & Co. Inc.
BNY - BNY Capital Markets	NTS - Northern Trust Securities
BOA - Bancamerica Securities/Bank of America NA	RBC - Royal Bank of Canada
CGM - Citigroup Global Markets	RBS - Royal Bank of Scotland
CIB - Canadian Imperial Bank of Commerce	SCB - Standard Chartered Bank
CIT - Citibank, Inc.	SGA - SG Americas Securities, LLC
CSI - Credit Suisse Securities, LLC	SGB - Societe Generale Bannon LLC
DUB - Deutsche Bank Alex Brown Inc.	SIG – Susquehanna Investment Group
GSC - Goldman Sachs & Co.	SSB - State Street Brokerage Services, Inc.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

GSI - Goldman Sachs International	UBS - UBS Securities LLC
HSB - HSBC Securities Inc.	WBC - Westpac Banking Corporation
WFI - Wells Fargo Investments, LLC

† Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures are quoted in unrounded contracts.

"-” Amount rounds to less than one thousand or 0.05%.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

Short Term Investments in Affiliates

JNL Government Money Market Fund. Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC (“JNAM” or “Adviser”). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The following table details the investments held at September 30, 2017. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended September 30, 2017.

	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)	Percentage of Net Assets(%)
JNL/AB Dynamic Asset Allocation Fund	3,379	598	9	1.6
JNL/AQR Large Cap Relaxed Constraint Equity Fund	3,370	12,789	46	2.1
JNL/AQR Managed Futures Strategy Fund	205,119	130,585	812	30.6
JNL/BlackRock Global Allocation Fund	—	—	5	—
JNL/BlackRock Global Natural Resources Fund	64,692	21,025	80	2.6
JNL/BlackRock Large Cap Select Growth Fund	31,170	68,432	121	2.3
JNL/Boston Partners Global Long Short Equity Fund	62,933	8,193	79	1.3
JNL/Brookfield Global Infrastructure and MLP Fund	10,761	16,493	86	1.6
JNL/Causeway International Value Select Fund	23,577	52,826	181	2.9
JNL/ClearBridge Large Cap Growth Fund	—	12,433	21	3.1
JNL/Crescent High Income Fund	17,302	15,099	118	2.0
JNL/DFA U.S. Core Equity Fund	6,662	2,882	20	0.3
JNL/DoubleLine Core Fixed Income Fund	—	444,563	50	12.7
JNL/DoubleLine Emerging Markets Fixed Income Fund	5,557	41,016	82	7.7
JNL/DoubleLine Shiller Enhanced CAPE Fund	33,715	103,783	537	8.4
JNL/FPA + DoubleLine Flexible Allocation Fund	35,578	62,614	191	2.9
JNL/Franklin Templeton Global Fund	54,821	63,320	309	6.1
JNL/Franklin Templeton Global Multisector Bond Fund	208,722	272,352	932	15.6
JNL/Franklin Templeton Income Fund	170,877	174,575	844	6.9
JNL/Franklin Templeton International Small Cap Growth Fund	17,085	44,152	154	6.2
JNL/Franklin Templeton Mutual Shares Fund	118,931	78,299	428	6.4
JNL/Goldman Sachs Core Plus Bond Fund	17,000	31,400	183	2.8
JNL/Goldman Sachs Emerging Markets Debt Fund	6,250	—	8	—
JNL/GQG Emerging Markets Equity Fund	—	39,300	26	9.9
JNL/Harris Oakmark Global Equity Fund	2,576	12,000	78	1.1
JNL/Invesco China-India Fund	90	12,522	49	1.7
JNL/Invesco Diversified Dividend Fund	—	42,194	30	8.1
JNL/Invesco Global Real Estate Fund	18,081	23,102	130	1.2
JNL/Invesco International Growth Fund	79,445	127,121	549	8.7
JNL/Invesco Mid Cap Value Fund	25,901	16,710	115	3.0
JNL/Invesco Small Cap Growth Fund	67,872	32,484	270	1.8
JNL/JPMorgan MidCap Growth Fund	45,647	88,088	341	4.2
JNL/JPMorgan U.S. Government & Quality Bond Fund	31,261	68,806	276	5.0
JNL/Lazard Emerging Markets Fund	34,456	24,091	110	2.5
JNL/Mellon Capital Consumer Staples Sector Fund	—	43	—	0.8
JNL/Mellon Capital Emerging Markets Index Fund	26,309	61,598	113	4.8
JNL/Mellon Capital European 30 Fund	—	236	6	—
JNL/Mellon Capital Industrials Sector Fund	—	113	—	2.2
JNL/Mellon Capital Materials Sector Fund	—	94	—	1.8
JNL/Mellon Capital Pacific Rim 30 Fund	—	344	2	0.1
JNL/Mellon Capital Real Estate Sector Fund	—	626	7	0.4
JNL/Mellon Capital S&P 500 Index Fund	69,051	163,805	672	2.2
JNL S&P 500 Index Fund	—	1	—	—
JNL/Mellon Capital S&P 400 MidCap Index Fund	40,957	23,617	187	0.8
JNL/Mellon Capital S&P 1500 Growth Index Fund	—	8	—	0.2
JNL/Mellon Capital S&P 1500 Value Index Fund	—	26	—	0.5
JNL/Mellon Capital Small Cap Index Fund	34,709	15,549	95	0.7
JNL/Mellon Capital International Index Fund	41,870	16,678	145	0.8
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	—	—	1	—
JNL/Mellon Capital Bond Index Fund	63,519	87,628	378	7.4
JNL/Mellon Capital Utilities Sector Fund	48	102	1	0.1
JNL/MFS Mid Cap Value Fund	17,915	13,207	73	1.4
JNL Multi-Manager Alternative Fund	153,800	251,180	825	24.3
JNL Multi-Manager Mid Cap Fund	117,358	41,620	129	4.5
JNL Multi-Manager Small Cap Growth Fund	20,822	51,741	181	3.2
JNL Multi-Manager Small Cap Value Fund	26,869	20,216	106	1.7
JNL/Neuberger Berman Strategic Income Fund	7,056	24,309	108	3.5
JNL/Oppenheimer Emerging Markets Innovator Fund	21,291	15,672	89	3.4
JNL/Oppenheimer Global Growth Fund	41,905	74,859	383	3.1
JNL/PPM America Floating Rate Income Fund	57,951	69,394	287	4.5
JNL/PPM America High Yield Bond Fund	47,653	94,864	417	4.0
JNL/PPM America Mid Cap Value Fund	6,877	1,394	12	0.2
JNL/PPM America Small Cap Value Fund	12,948	2,226	14	0.3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)	Percentage of Net Assets(%)
JNL/PPM America Total Return Fund	34,969	41,241	141	3.3
JNL/PPM America Value Equity Fund	2,289	—	3	—
JNL/S&P Competitive Advantage Fund	5,845	6,576	10	0.2
JNL/S&P Dividend Income & Growth Fund	15,181	9,037	17	0.2
JNL/S&P International 5 Fund	551	—	1	—
JNL/S&P Intrinsic Value Fund	506	1,823	5	0.1
JNL/S&P Mid 3 Fund	1,915	143	2	—
JNL/S&P Total Yield Fund	5,014	1,143	11	0.1
JNL/Scout Unconstrained Bond Fund	149,171	33,139	698	4.2
JNL/T. Rowe Price Established Growth Fund	5,154	5,531	18	0.1
JNL/T. Rowe Price Mid-Cap Growth Fund	2,472	3,954	21	0.1
JNL/T. Rowe Price Short-Term Bond Fund	8,876	9,158	30	0.6
JNL/T. Rowe Price Value Fund	4,300	—	20	—
JNL/Vanguard Growth Allocation Fund	—	349	—	15.6
JNL/Vanguard Moderate Allocation Fund	—	219	—	16.0
JNL/Vanguard Moderate Growth Allocation Fund	—	282	—	15.7
JNL/Westchester Capital Event Driven Fund	7,571	9,328	56	3.7
JNL/WMC Balanced Fund	404,425	520,304	2,232	7.0
JNL/WMC Value Fund	22,972	16,995	104	1.1

T. Rowe Price Government Reserve Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. The following table details the investments held at September 30, 2017. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended September 30, 2017.

	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Established Growth Fund	30,549	121,047	918	1.5
JNL/T. Rowe Price Mid-Cap Growth Fund	141,786	316,884	1,671	6.3
JNL/T. Rowe Price Short-Term Bond Fund	16,266	7,436	58	0.5
JNL/T. Rowe Price Value Fund	6,415	7,544	176	0.2

Securities Lending Cash Collateral Fund LLC. Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. The Fund receives income from the investment in the Securities Lending Cash Collateral Fund LLC which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the Securities Lending Cash Collateral Fund LLC during the period ended September 30, 2017.

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Government Money Market Fund, participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the Investment Company Act of 1940, as amended ("1940 Act") and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. In addition to investing cash collateral in the Securities Lending Cash Collateral Fund LLC or State Street Navigator Securities Lending Government Money Market Portfolio, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/S&P Dividend Income & Growth Fund and JNL/S&P Competitive Advantage Fund may invest cash collateral in repurchase agreements collateralized by equity securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities. For JNL/AQR Large Cap Relaxed Constraint Equity Fund, the cash collateral is not reinvested.

Security Valuation. Under the JNL Series Trust's (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The Net Asset Value (“NAV”) of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser(s), a broker/dealer or widely used quotation system. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

FASB ASC Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available, or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts that are priced based on single source broker quotes; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of September 30, 2017 by valuation level. For Funds with significant investments in Level 1 and Level 2 common stock, additional detail regarding the sector or country, as applicable, is disclosed.

JNL/AB Dynamic Asset Allocation Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Investment Companies	31,499	—	—	—	31,499
Short Term Investments	1,809	4,533	—	—	6,342
	33,308	4,533	—	—	37,841
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	24	—	—	—	24
Exchange Traded Purchased Options	60	—	—	—	60
Open Forward Foreign Currency Contracts	—	183	—	—	183
	84	183	—	—	267
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(143)	—	—	—	(143)
Exchange Traded Written Options	(4)	—	—	—	(4)
Open Forward Foreign Currency Contracts	—	(82)	—	—	(82)
OTC Total Return Swap Agreements	—	(37)	—	—	(37)
	(147)	(119)	—	—	(266)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Assets - Securities
Common Stocks	760,160	—	—	—	760,160
Short Term Investments	12,789	—	—	—	12,789
	772,949	—	—	—	772,949
Liabilities - Securities
Common Stocks	(177,262)	—	—	—	(177,262)
	(177,262)	—	—	—	(177,262)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	93	—	—	—	93
	93	—	—	—	93
JNL/AQR Managed Futures Strategy Fund
Assets - Securities
Short Term Investments	199,100	203,798	—	—	402,898
	199,100	203,798	—	—	402,898

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL/AQR Managed Futures Strategy Fund (continued)	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	10,877	—	—	—	10,877
Open Forward Foreign Currency Contracts	—	7,299	—	—	7,299
OTC Total Return Swap Agreements	—	600	—	—	600
	10,877	7,899	—	—	18,776
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(5,597)	—	—	—	(5,597)
Open Forward Foreign Currency Contracts	—	(7,740)	—	—	(7,740)
OTC Total Return Swap Agreements	—	(272)	—	—	(272)
	(5,597)	(8,012)	—	—	(13,609)
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks
Consumer Discretionary	200,665	130,602	267	—	331,534
Consumer Staples	30,560	88,039	—	—	118,599
Energy	123,898	42,056	—	—	165,954
Financials	179,759	111,916	—	—	291,675
Health Care	151,864	94,234	—	—	246,098
Industrials	82,575	200,769	—	—	283,344
Information Technology	273,953	68,080	19	—	342,052
Materials	73,566	60,353	—	—	133,919
Real Estate	6,725	43,312	—	—	50,037
Telecommunication Services	24,967	79,591	—	—	104,558
Utilities	35,392	54,135	—	—	89,527
Trust Preferred	7,607	—	—	—	7,607
Preferred Stocks	35,814	—	32,968	—	68,782
Warrants	—	—	—	—	—
Non-U.S. Government Agency Asset-Backed Securities	—	2,797	—	—	2,797
Corporate Bonds And Notes	—	240,868	585	—	241,453
Senior Loan Interests	—	15,736	—	—	15,736
Government And Agency Obligations	—	1,074,557	—	—	1,074,557
Investment Companies	153,877	—	—	—	153,877
Short Term Investments	—	277,061	—	43,063	320,124
	1,381,222	2,584,106	33,839	43,063	4,042,230
Liabilities - Securities
Common Stocks	(20,439)	—	—	—	(20,439)
	(20,439)	—	—	—	(20,439)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2	—	—	—	2
Centrally Cleared Interest Rate Swap Agreements	—	1,311	—	—	1,311
OTC Purchased Options	—	11,865	—	—	11,865
Open Forward Foreign Currency Contracts	—	2,481	—	—	2,481
OTC Cross-Currency Swap Agreements	—	2,305	—	—	2,305
OTC Credit Default Swap Agreements	—	51	—	—	51
OTC Total Return Swap Agreements	—	5,911	—	—	5,911
	2	23,924	—	—	23,926
Liabilities - Investments in Other Financial Instruments[2]
OTC Written Barrier Options	—	(1)	—	—	(1)
Futures Contracts	(1,287)	—	—	—	(1,287)
Centrally Cleared Interest Rate Swap Agreements	—	(1,355)	—	—	(1,355)
OTC Written Options	—	(4,354)	—	—	(4,354)
Open Forward Foreign Currency Contracts	—	(2,575)	—	—	(2,575)
OTC Cross-Currency Swap Agreements	—	(81)	—	—	(81)
OTC Credit Default Swap Agreements	—	(117)	—	—	(117)
	(1,287)	(8,483)	—	—	(9,770)
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
Australia	—	36,857	—	—	36,857
Brazil	26,815	—	—	—	26,815
Canada	146,902	—	—	—	146,902
Italy	—	10,600	—	—	10,600
Netherlands	—	51,357	—	—	51,357
Norway	—	10,317	—	—	10,317
Russian Federation	3,464	—	—	—	3,464
Sweden	—	10,988	—	—	10,988
Switzerland	—	40,074	—	—	40,074
United Kingdom	—	126,873	—	—	126,873
United States of America	321,555	—	—	—	321,555
Short Term Investments	21,025	—	—	20,755	41,780
	519,761	287,066	—	20,755	827,582

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL/BlackRock Large Cap Select Growth Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	2,789,273	100,036	—	—	2,889,309
Preferred Stocks	—	—	7,066	—	7,066
Short Term Investments	68,432	—	—	—	68,432
	2,857,705	100,036	7,066	—	2,964,807
JNL/Boston Partners Global Long Short Equity Fund
Assets - Securities
Common Stocks
Consumer Discretionary	20,827	20,080	—	—	40,907
Consumer Staples	13,465	37,728	—	—	51,193
Energy	39,026	4,582	—	—	43,608
Financials	64,733	55,113	—	—	119,846
Health Care	45,346	20,931	—	—	66,277
Industrials	36,284	47,371	—	—	83,655
Information Technology	102,981	15,795	—	—	118,776
Materials	27,114	33,360	—	—	60,474
Telecommunication Services	—	16,860	—	—	16,860
Utilities	—	3,890	—	—	3,890
Preferred Stocks	9,271	—	—	—	9,271
Short Term Investments	9,909	—	—	—	9,909
	368,956	255,710	—	—	624,666
Liabilities - Securities
Common Stocks
Consumer Discretionary	(30,915)	(24,200)	—	—	(55,115)
Consumer Staples	(3,835)	(17,101)	—	—	(20,936)
Energy	(9,930)	—	—	—	(9,930)
Financials	(21,011)	(5,175)	—	—	(26,186)
Health Care	(18,732)	(11,265)	—	—	(29,997)
Industrials	(29,319)	(32,271)	—	—	(61,590)
Information Technology	(46,081)	(10,269)	—	—	(56,350)
Materials	(20,885)	(7,690)	—	—	(28,575)
Real Estate	(3,014)	—	—	—	(3,014)
	(183,722)	(107,971)	—	—	(291,693)
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	2	—	—	2
OTC Contracts for Difference	—	185	—	—	185
	—	187	—	—	187
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(2,203)	—	—	—	(2,203)
Open Forward Foreign Currency Contracts	—	(4)	—	—	(4)
OTC Contracts for Difference	—	(1,398)	—	—	(1,398)
	(2,203)	(1,402)	—	—	(3,605)
JNL/Brookfield Global Infrastructure and MLP Fund
Assets - Securities
Common Stocks
Australia	—	5,129	—	—	5,129
Brazil	17,699	—	—	—	17,699
Canada	155,797	—	—	—	155,797
China	—	16,420	—	—	16,420
Denmark	—	24,109	—	—	24,109
France	—	66,067	—	—	66,067
Hong Kong	—	39,540	—	—	39,540
Italy	—	68,616	—	—	68,616
Japan	—	9,921	—	—	9,921
Mexico	31,699	—	—	—	31,699
New Zealand	—	19,421	—	—	19,421
Spain	—	48,543	—	—	48,543
Switzerland	—	16,239	—	—	16,239
United Kingdom	—	73,330	—	—	73,330
United States of America	438,351	—	—	—	438,351
Short Term Investments	16,493	—	—	2,468	18,961
	660,039	387,335	—	2,468	1,049,842
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	206,811	1,494,302	—	—	1,701,113
Preferred Stocks	84,659	—	—	—	84,659
Short Term Investments	52,826	—	—	—	52,826
	344,296	1,494,302	—	—	1,838,598
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	1	—	—	1
	—	1	—	—	1
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL/ClearBridge Large Cap Growth Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	393,566	—	—	—	393,566
Short Term Investments	13,045	—	—	—	13,045
	406,611	—	—	—	406,611
JNL/Crescent High Income Fund
Assets - Securities
Corporate Bonds And Notes	—	624,901	—	—	624,901
Senior Loan Interests[3]	—	73,561	14,270	—	87,831
Preferred Stocks	—	250	—	—	250
Common Stocks	96	—	—	—	96
Short Term Investments	64,936	—	—	—	64,936
	65,032	698,712	14,270	—	778,014
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,121,882	62	—	—	1,121,944
Rights	—	—	23	—	23
Short Term Investments	13,344	—	—	—	13,344
	1,135,226	62	23	—	1,135,311
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	620,350	—	—	620,350
Corporate Bonds And Notes	—	667,532	—	—	667,532
Senior Loan Interests	—	100,300	—	—	100,300
Government And Agency Obligations	—	1,576,231	—	—	1,576,231
Other Equity Interests	—	—	—	—	—
Short Term Investments	564,706	451,102	—	—	1,015,808
	564,706	3,415,515	—	—	3,980,221
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	3,023	—	—	3,023
	—	3,023	—	—	3,023
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(3,022)	—	—	(3,022)
	—	(3,022)	—	—	(3,022)
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	347,956	—	—	347,956
Government And Agency Obligations	—	143,160	—	—	143,160
Short Term Investments	60,261	—	—	—	60,261
	60,261	491,116	—	—	551,377
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	540,700	10,907	—	551,607
Corporate Bonds And Notes	—	176,213	—	—	176,213
Senior Loan Interests	—	101,246	381	—	101,627
Government And Agency Obligations	—	259,853	—	—	259,853
Short Term Investments	103,783	43,733	—	—	147,516
	103,783	1,121,745	11,288	—	1,236,816
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	18,896	—	—	18,896
	—	18,896	—	—	18,896
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(944)	—	—	(944)
	—	(944)	—	—	(944)
JNL/FPA + DoubleLine Flexible Allocation Fund
Assets - Securities
Common Stocks	1,088,977	140,729	1,135	—	1,230,841
Preferred Stocks	15,682	—	—	—	15,682
Non-U.S. Government Agency Asset-Backed Securities	—	293,046	—	—	293,046
Corporate Bonds And Notes	—	179,354	—	—	179,354
Senior Loan Interests	—	57,048	216	—	57,264
Government And Agency Obligations	—	405,665	—	—	405,665
Investment Companies	45,505	—	—	—	45,505
Short Term Investments	72,388	—	—	—	72,388
	1,222,552	1,075,842	1,351	—	2,299,745
Liabilities - Securities
Common Stocks	(34,922)	(118,773)	—	—	(153,695)
Preferred Stocks	(14,817)	—	—	—	(14,817)
Investment Companies	(19,840)	—	—	—	(19,840)
	(69,579)	(118,773)	—	—	(188,352)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL/Franklin Templeton Global Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks
Canada	25,547	—	—	—	25,547
China	24,006	17,626	—	—	41,632
France	—	58,336	—	—	58,336
Germany	—	32,869	—	—	32,869
Hong Kong	—	9,503	—	—	9,503
India	—	9,211	—	—	9,211
Indonesia	—	4,223	—	—	4,223
Ireland	23,116	—	—	—	23,116
Israel	12,995	—	—	—	12,995
Italy	—	15,228	—	—	15,228
Japan	—	45,148	—	—	45,148
Luxembourg	—	14,454	—	—	14,454
Netherlands	—	55,321	—	—	55,321
Portugal	—	13,162	—	—	13,162
Russian Federation	—	8,419	—	—	8,419
Singapore	—	20,537	—	—	20,537
South Korea	11,546	39,632	—	—	51,178
Spain	—	9,490	—	—	9,490
Sweden	—	17,758	—	—	17,758
Switzerland	—	24,288	—	—	24,288
Thailand	—	9,537	—	—	9,537
United Kingdom	—	114,244	—	—	114,244
United States of America	347,686	4,675	—	—	352,361
Corporate Bonds And Notes	—	6,615	—	—	6,615
Short Term Investments	63,320	—	—	7,037	70,357
	508,216	530,276	—	7,037	1,045,529
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	14,043	—	—	14,043
Government And Agency Obligations	—	1,117,374	—	—	1,117,374
Preferred Stocks	—	—	360	—	360
Common Stocks	—	—	264	—	264
Warrants	—	—	—	—	—
Short Term Investments	272,352	159,798	—	—	432,150
	272,352	1,291,215	624	—	1,564,191
Assets - Investments in Other Financial Instruments[2]
Centrally Cleared Interest Rate Swap Agreements	—	4,294	—	—	4,294
Open Forward Foreign Currency Contracts	—	21,725	—	—	21,725
	—	26,019	—	—	26,019
Liabilities - Investments in Other Financial Instruments[2]
Centrally Cleared Interest Rate Swap Agreements	—	(5,130)	—	—	(5,130)
Open Forward Foreign Currency Contracts	—	(17,728)	—	—	(17,728)
	—	(22,858)	—	—	(22,858)
JNL/Franklin Templeton Income Fund
Assets - Securities
Equity Linked Structured Notes	—	96,515	—	—	96,515
Common Stocks	1,141,406	94,685	830	—	1,236,921
Preferred Stocks	36,575	—	818	—	37,393
Corporate Bonds And Notes	—	905,379	—	—	905,379
Senior Loan Interests	—	83,084	—	—	83,084
Other Equity Interests	—	—	1	—	1
Short Term Investments	174,575	—	—	188,819	363,394
	1,352,556	1,179,663	1,649	188,819	2,722,687
JNL/Franklin Templeton International Small Cap Growth Fund
Assets - Securities
Common Stocks	127,151	529,369	—	—	656,520
Preferred Stocks	1,805	—	—	—	1,805
Investment Companies	4,111	—	—	—	4,111
Short Term Investments	44,152	—	—	17,230	61,382
	177,219	529,369	—	17,230	723,818
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL/Franklin Templeton Mutual Shares Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	927,268	158,185	—	—	1,085,453
Rights	226	—	—	—	226
Corporate Bonds And Notes	—	15,565	—	—	15,565
Senior Loan Interests[3]	—	25,255	6,121	—	31,376
Government And Agency Obligations	—	2,308	—	—	2,308
Other Equity Interests	—	659	—	—	659
Short Term Investments	78,299	4,983	—	674	83,956
	1,005,793	206,955	6,121	674	1,219,543
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	181	—	—	181
	—	181	—	—	181
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1,250)	—	—	(1,250)
	—	(1,250)	—	—	(1,250)
JNL/Goldman Sachs Core Plus Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	173,159	15,008	—	188,167
Corporate Bonds And Notes	—	335,076	—	—	335,076
Government And Agency Obligations	—	629,913	—	—	629,913
Preferred Stocks	1,080	—	—	—	1,080
Other Equity Interests	—	—	—	—	—
Credit Linked Structured Notes	—	6,746	—	—	6,746
Common Stocks	—	—	—	—	—
Short Term Investments	35,594	4,004	—	—	39,598
	36,674	1,148,898	15,008	—	1,200,580
Liabilities - Securities
Government And Agency Obligations	—	(28,016)	—	—	(28,016)
	—	(28,016)	—	—	(28,016)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	317	—	—	—	317
Centrally Cleared Interest Rate Swap Agreements	—	2,158	—	—	2,158
Exchange Traded Purchased Options	106	—	—	—	106
OTC Purchased Options	—	947	—	—	947
Open Forward Foreign Currency Contracts	—	3,133	—	—	3,133
OTC Interest Rate Swap Agreements	—	28	—	—	28
OTC Credit Default Swap Agreements	—	1	—	—	1
OTC Non-Deliverable Bond Forward Contracts	—	73	—	—	73
	423	6,340	—	—	6,763
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,354)	—	—	—	(1,354)
Centrally Cleared Interest Rate Swap Agreements	—	(1,387)	—	—	(1,387)
Centrally Cleared Credit Default Swap Agreements	—	(306)	—	—	(306)
Open Forward Foreign Currency Contracts	—	(4,164)	—	—	(4,164)
OTC Interest Rate Swap Agreements	—	(409)	—	—	(409)
OTC Credit Default Swap Agreements	—	(723)	—	—	(723)
	(1,354)	(6,989)	—	—	(8,343)
JNL/Goldman Sachs Emerging Markets Debt Fund
Assets - Securities
Corporate Bonds And Notes	—	72,013	—	—	72,013
Government And Agency Obligations	—	209,553	—	—	209,553
Credit Linked Structured Notes	—	28,885	—	—	28,885
Common Stocks	—	38	—	—	38
Short Term Investments	4,675	1,947	—	—	6,622
	4,675	312,436	—	—	317,111
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	104	—	—	—	104
Centrally Cleared Interest Rate Swap Agreements	—	691	—	—	691
Exchange Traded Purchased Options	27	—	—	—	27
Open Forward Foreign Currency Contracts	—	2,142	—	—	2,142
OTC Interest Rate Swap Agreements	—	2,745	—	—	2,745
OTC Credit Default Swap Agreements	—	1	—	—	1
OTC Non-Deliverable Bond Forward Contracts	—	113	—	—	113
	131	5,692	—	—	5,823
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(37)	—	—	—	(37)
Centrally Cleared Interest Rate Swap Agreements	—	(193)	—	—	(193)
Open Forward Foreign Currency Contracts	—	(4,105)	—	—	(4,105)
OTC Interest Rate Swap Agreements	—	(2,073)	—	—	(2,073)
OTC Credit Default Swap Agreements	—	(954)	—	—	(954)
	(37)	(7,325)	—	—	(7,362)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL/GQG Emerging Markets Equity Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks
Argentina	4,536	—	—	—	4,536
Brazil	17,589	—	—	—	17,589
Cayman Islands	4,301	—	—	—	4,301
Chile	3,964	—	—	—	3,964
China	52,958	27,405	—	—	80,363
Hong Kong	—	29,608	—	—	29,608
Hungary	—	3,761	—	—	3,761
India	21,402	—	—	—	21,402
Indonesia	9,766	—	—	—	9,766
Mexico	22,515	—	—	—	22,515
Netherlands	—	9,793	—	—	9,793
Peru	4,012	—	—	—	4,012
Russian Federation	5,895	41,843	—	—	47,738
Singapore	—	7,941	—	—	7,941
South Africa	3,837	—	—	—	3,837
South Korea	—	24,722	—	—	24,722
Taiwan	16,535	—	—	—	16,535
United Kingdom	—	18,241	—	—	18,241
United States of America	29,283	—	—	—	29,283
Short Term Investments	39,300	—	—	—	39,300
	235,893	163,314	—	—	399,207
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	3	—	—	3
	—	3	—	—	3
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
China	25,580	—	—	—	25,580
France	—	70,880	—	—	70,880
Germany	—	109,332	—	—	109,332
Italy	—	44,479	—	—	44,479
Japan	—	62,645	—	—	62,645
Mexico	28,615	—	—	—	28,615
Netherlands	—	18,702	—	—	18,702
South Africa	3,471	—	—	—	3,471
South Korea	—	752	—	—	752
Sweden	—	472	—	—	472
Switzerland	—	211,780	—	—	211,780
United Kingdom	40,244	82,066	—	—	122,310
United States of America	321,962	—	—	—	321,962
Investment Companies	—	13,131	—	—	13,131
Short Term Investments	12,000	—	—	—	12,000
	431,872	614,239	—	—	1,046,111
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	127	—	—	127
	—	127	—	—	127
JNL/Invesco China-India Fund
Assets - Securities
Common Stocks	152,923	553,054	—	—	705,977
Short Term Investments	12,522	—	—	13,852	26,374
	165,445	553,054	—	13,852	732,351
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	407,313	72,554	—	—	479,867
Short Term Investments	42,194	—	—	—	42,194
	449,507	72,554	—	—	522,061
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	106	—	—	106
	—	106	—	—	106

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL/Invesco Global Real Estate Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks
Australia	—	113,971	—	—	113,971
Canada	52,385	—	—	—	52,385
France	—	78,438	—	—	78,438
Germany	—	60,652	—	—	60,652
Hong Kong	—	164,453	—	—	164,453
Ireland	—	8,521	—	—	8,521
Japan	—	210,569	—	—	210,569
Luxembourg	—	22,397	—	—	22,397
Malta	—	—	93	—	93
Netherlands	—	72	—	—	72
Singapore	—	43,967	—	—	43,967
Spain	—	24,840	—	—	24,840
Sweden	—	26,756	—	—	26,756
Switzerland	—	20,443	—	—	20,443
United Kingdom	17,056	81,666	—	—	98,722
United States of America	1,014,961	—	—	—	1,014,961
Rights	—	121	—	—	121
Short Term Investments	29,924	—	—	—	29,924
	1,114,326	856,866	93	—	1,971,285
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	6	—	—	6
	—	6	—	—	6
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	315,124	1,010,032	—	—	1,325,156
Short Term Investments	141,195	—	—	—	141,195
	456,319	1,010,032	—	—	1,466,351
JNL/Invesco Mid Cap Value Fund
Assets - Securities
Common Stocks	547,488	—	—	—	547,488
Short Term Investments	21,177	—	—	—	21,177
	568,665	—	—	—	568,665
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,732,082	—	—	—	1,732,082
Short Term Investments	41,705	—	—	—	41,705
	1,773,787	—	—	—	1,773,787
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	1,996,764	—	—	—	1,996,764
Short Term Investments	94,259	—	—	—	94,259
	2,091,023	—	—	—	2,091,023
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	72,015	—	—	72,015
Corporate Bonds And Notes	—	76,169	—	—	76,169
Government And Agency Obligations	—	1,161,189	—	—	1,161,189
Short Term Investments	70,447	—	—	—	70,447
	70,447	1,309,373	—	—	1,379,820
JNL/Lazard Emerging Markets Fund
Assets - Securities
Common Stocks
Argentina	16,539	—	—	—	16,539
Brazil	103,344	—	—	—	103,344
China	84,119	85,060	—	—	169,179
Egypt	—	8,826	—	—	8,826
Hungary	—	22,889	—	—	22,889
India	—	90,820	—	—	90,820
Indonesia	18,294	33,849	—	—	52,143
Malaysia	—	7,236	—	—	7,236
Mexico	33,777	—	—	—	33,777
Pakistan	—	16,592	—	—	16,592
Philippines	8,172	—	—	—	8,172
Russian Federation	14,528	68,808	—	—	83,336
South Africa	81,483	—	—	—	81,483
South Korea	—	142,010	—	—	142,010
Taiwan	42,569	8,864	—	—	51,433
Thailand	—	10,503	—	—	10,503
Turkey	—	51,176	—	—	51,176
Short Term Investments	33,389	—	—	—	33,389
	436,214	546,633	—	—	982,847

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL/Lazard Emerging Markets Fund (continued)	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Mellon Capital Consumer Staples Sector Fund
Assets - Securities
Common Stocks	5,539	—	—	—	5,539
Short Term Investments	43	—	—	—	43
	5,582	—	—	—	5,582
JNL/Mellon Capital Emerging Markets Index Fund
Assets - Securities
Common Stocks	290,759	869,331	2,154	—	1,162,244
Preferred Stocks	52,264	—	—	—	52,264
Short Term Investments	61,598	2,845	—	7,244	71,687
	404,621	872,176	2,154	7,244	1,286,195
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,355)	—	—	—	(1,355)
	(1,355)	—	—	—	(1,355)
JNL/Mellon Capital European 30 Fund
Assets - Securities
Common Stocks	—	463,960	—	—	463,960
Preferred Stocks	—	14,340	—	—	14,340
Short Term Investments	1,295	—	—	—	1,295
	1,295	478,300	—	—	479,595
JNL/Mellon Capital Industrials Sector Fund
Assets - Securities
Common Stocks	5,191	—	—	—	5,191
Short Term Investments	113	—	—	—	113
	5,304	—	—	—	5,304
JNL/Mellon Capital Materials Sector Fund
Assets - Securities
Common Stocks	5,243	—	—	—	5,243
Short Term Investments	94	—	—	—	94
	5,337	—	—	—	5,337
JNL/Mellon Capital Pacific Rim 30 Fund
Assets - Securities
Common Stocks	—	291,859	—	—	291,859
Investment Companies	1,915	—	—	—	1,915
Short Term Investments	852	—	—	—	852
	2,767	291,859	—	—	294,626
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	1	—	—	1
	—	1	—	—	1
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Mellon Capital Real Estate Sector Fund
Assets - Securities
Common Stocks	151,033	99	—	—	151,132
Short Term Investments	626	—	—	—	626
	151,659	99	—	—	151,758
JNL/Mellon Capital S&P 500 Index Fund
Assets - Securities
Common Stocks	7,119,941	—	—	—	7,119,941
Short Term Investments	163,805	121,688	—	152,753	438,246
	7,283,746	121,688	—	152,753	7,558,187
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,891	—	—	—	1,891
	1,891	—	—	—	1,891
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	5,010	—	—	—	5,010
Investment Companies	29	—	—	—	29
Short Term Investments	1	—	—	—	1
	5,040	—	—	—	5,040
JNL/Mellon Capital S&P 400 MidCap Index Fund
Assets - Securities
Common Stocks	2,941,221	—	—	—	2,941,221
Short Term Investments	23,617	1,033	—	81,522	106,172
	2,964,838	1,033	—	81,522	3,047,393
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	647	—	—	—	647
	647	—	—	—	647

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL/Mellon Capital S&P 1500 Growth Index Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	5,083	—	—	—	5,083
Short Term Investments	8	—	—	—	8
	5,091	—	—	—	5,091
JNL/Mellon Capital S&P 1500 Value Index Fund
Assets - Securities
Common Stocks	5,121	—	—	—	5,121
Short Term Investments	26	—	—	—	26
	5,147	—	—	—	5,147
JNL/Mellon Capital Small Cap Index Fund
Assets - Securities
Common Stocks	2,221,357	2,167	—	—	2,223,524
Short Term Investments	15,549	594	—	105,181	121,324
	2,236,906	2,761	—	105,181	2,344,848
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	715	—	—	—	715
	715	—	—	—	715
JNL/Mellon Capital International Index Fund
Assets - Securities
Common Stocks	13,796	1,940,696	8	—	1,954,500
Preferred Stocks	10,338	2,046	—	—	12,384
Rights	—	11	—	—	11
Short Term Investments	16,678	1,459	—	16,962	35,099
	40,812	1,944,212	8	16,962	2,001,994
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	457	—	—	—	457
Open Forward Foreign Currency Contracts	—	31	—	—	31
	457	31	—	—	488
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(13)	—	—	—	(13)
Open Forward Foreign Currency Contracts	—	(186)	—	—	(186)
	(13)	(186)	—	—	(199)
JNL/Mellon Capital MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	8,503	—	—	—	8,503
Investment Companies	8	—	—	—	8
Short Term Investments	—	—	—	12	12
	8,511	—	—	12	8,523
JNL/Mellon Capital Bond Index Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	21,489	—	—	21,489
Corporate Bonds And Notes	—	303,806	—	—	303,806
Government And Agency Obligations	—	846,423	—	—	846,423
Short Term Investments	87,628	—	—	12,031	99,659
	87,628	1,171,718	—	12,031	1,271,377
Liabilities - Securities
Government And Agency Obligations	—	(3,213)	—	—	(3,213)
	—	(3,213)	—	—	(3,213)
JNL/Mellon Capital Utilities Sector Fund
Assets - Securities
Common Stocks	80,684	—	—	—	80,684
Short Term Investments	102	—	—	55	157
	80,786	—	—	55	80,841
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	892,194	3,401	—	—	895,595
Short Term Investments	19,922	—	—	—	19,922
	912,116	3,401	—	—	915,517
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	353,854	64,489	337	—	418,680
Preferred Stocks	12,083	840	—	—	12,923
Rights	56	3	13	—	72
Warrants	45	25	—	—	70
Non-U.S. Government Agency Asset-Backed Securities	—	7,377	—	—	7,377
Corporate Bonds And Notes	—	222,992	—	—	222,992
Senior Loan Interests	—	43,150	1,551	—	44,701
Government And Agency Obligations	—	90,082	—	—	90,082
Other Equity Interests	—	—	—	—	—
Investment Companies	20,651	—	—	—	20,651
Short Term Investments	254,196	—	—	—	254,196
	640,885	428,958	1,901	—	1,071,744

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL Multi-Manager Alternative Fund (continued)	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Liabilities - Securities
Common Stocks	(91,643)	(14,384)	—	—	(106,027)
Preferred Stocks	(793)	—	—	—	(793)
Investment Companies	(9,979)	(2,345)	—	—	(12,324)
	(102,415)	(16,729)	—	—	(119,144)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	872	—	—	—	872
Centrally Cleared Interest Rate Swap Agreements	—	3,470	—	—	3,470
Centrally Cleared Credit Default Swap Agreements	—	114	—	—	114
Exchange Traded Futures Options	13	—	—	—	13
Exchange Traded Purchased Options	317	—	—	—	317
OTC Purchased Options	—	52	—	—	52
Open Forward Foreign Currency Contracts	—	1,793	—	—	1,793
OTC Interest Rate Swap Agreements	—	609	—	—	609
OTC Credit Default Swap Agreements	—	7	—	—	7
OTC Contracts for Difference	—	1,944	—	—	1,944
OTC Total Return Swap Agreements	—	829	—	—	829
	1,202	8,818	—	—	10,020
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,532)	—	—	—	(1,532)
Centrally Cleared Interest Rate Swap Agreements	—	(547)	—	—	(547)
Centrally Cleared Credit Default Swap Agreements	—	(31)	—	—	(31)
Exchange Traded Futures Options	(22)	—	—	—	(22)
Exchange Traded Written Options	(825)	—	—	—	(825)
OTC Written Options	—	(187)	—	—	(187)
Open Forward Foreign Currency Contracts	—	(1,999)	—	—	(1,999)
OTC Credit Default Swap Agreements	—	(92)	—	—	(92)
OTC Contracts for Difference	—	(1,890)	—	—	(1,890)
OTC Total Return Swap Agreements	—	(1,733)	—	—	(1,733)
	(2,379)	(6,479)	—	—	(8,858)
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	884,840	—	—	—	884,840
Short Term Investments	44,100	—	—	—	44,100
	928,940	—	—	—	928,940
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	1,579,848	—	—	—	1,579,848
Rights	—	—	482	—	482
Short Term Investments	51,741	—	—	61,433	113,174
	1,631,589	—	482	61,433	1,693,504
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,192,256	—	—	—	1,192,256
Short Term Investments	20,216	—	—	29,705	49,921
	1,212,472	—	—	29,705	1,242,177
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	114,075	—	—	114,075
Corporate Bonds And Notes	—	153,602	—	—	153,602
Senior Loan Interests	—	110,380	358	—	110,738
Government And Agency Obligations	—	385,634	—	—	385,634
Investment Companies	50,386	—	—	—	50,386
Short Term Investments	66,100	25,303	—	—	91,403
	116,486	788,994	358	—	905,838
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	567	—	—	—	567
Centrally Cleared Credit Default Swap Agreements	—	39	—	—	39
	567	39	—	—	606
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(805)	—	—	—	(805)
	(805)	—	—	—	(805)
JNL/Oppenheimer Emerging Markets Innovator Fund
Assets - Securities
Common Stocks	149,351	298,089	—	—	447,440
Preferred Stocks	3,601	—	—	—	3,601
Short Term Investments	45,133	—	—	—	45,133
	198,085	298,089	—	—	496,174
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL/Oppenheimer Global Growth Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks
China	56,895	—	—	—	56,895
Denmark	—	12,832	—	—	12,832
France	—	156,389	—	—	156,389
Germany	—	189,004	—	—	189,004
India	19,259	50,066	—	—	69,325
Italy	—	16,430	—	—	16,430
Japan	—	358,997	—	—	358,997
Netherlands	—	78,501	—	—	78,501
Spain	—	64,302	—	—	64,302
Sweden	—	33,897	—	—	33,897
Switzerland	—	70,649	—	—	70,649
United Kingdom	19,726	109,505	—	—	129,231
United States of America	1,083,383	—	—	—	1,083,383
Preferred Stocks	44,569	—	—	—	44,569
Short Term Investments	79,001	—	—	—	79,001
	1,302,833	1,140,572	—	—	2,443,405
JNL/PIMCO Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	103,283	—	—	103,283
Corporate Bonds And Notes	—	108,764	—	—	108,764
Senior Loan Interests	—	4,119	—	—	4,119
Government And Agency Obligations	—	68,603	—	—	68,603
Short Term Investments	—	183,322	—	—	183,322
	—	468,091	—	—	468,091
Assets - Investments in Other Financial Instruments[2]
Centrally Cleared Interest Rate Swap Agreements	—	17	—	—	17
Centrally Cleared Credit Default Swap Agreements	—	570	—	—	570
Open Forward Foreign Currency Contracts	—	64	—	—	64
OTC Interest Rate Swap Agreements	—	132	—	—	132
OTC Credit Default Swap Agreements	—	29	—	—	29
	—	812	—	—	812
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(156)	—	—	—	(156)
Open Forward Foreign Currency Contracts	—	(65)	—	—	(65)
	(156)	(65)	—	—	(221)
JNL/PIMCO Real Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	143,037	—	—	143,037
Corporate Bonds And Notes	—	124,730	—	—	124,730
Senior Loan Interests	—	—	966	—	966
Government And Agency Obligations	—	2,547,042	—	—	2,547,042
Preferred Stocks	657	—	—	—	657
Short Term Investments	—	58,764	—	3,393	62,157
	657	2,873,573	966	3,393	2,878,589
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	4,132	—	—	—	4,132
Centrally Cleared Interest Rate Swap Agreements	—	8,171	—	—	8,171
Exchange Traded Purchased Options	63	—	—	—	63
OTC Purchased Options	—	684	—	—	684
Open Forward Foreign Currency Contracts	—	5,344	—	—	5,344
OTC Interest Rate Swap Agreements	—	210	—	—	210
OTC Credit Default Swap Agreements	—	559	—	—	559
OTC Total Return Swap Agreements	—	1	—	—	1
	4,195	14,969	—	—	19,164
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(8)	—	—	—	(8)
Centrally Cleared Interest Rate Swap Agreements	—	(1,373)	—	—	(1,373)
Centrally Cleared Credit Default Swap Agreements	—	(423)	—	—	(423)
Exchange Traded Written Options	(394)	—	—	—	(394)
OTC Written Options	—	(92)	—	—	(92)
Open Forward Foreign Currency Contracts	—	(13,162)	—	—	(13,162)
OTC Interest Rate Swap Agreements	—	(2,592)	—	—	(2,592)
	(402)	(17,642)	—	—	(18,044)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL/PPM America Floating Rate Income Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	28,021	—	—	28,021
Corporate Bonds And Notes	—	55,417	—	—	55,417
Senior Loan Interests[3]	—	1,384,452	19,387	—	1,403,839
Preferred Stocks	1,137	—	—	—	1,137
Other Equity Interests	—	22	—	—	22
Common Stocks	—	35	1,254	—	1,289
Warrants	—	—	—	—	—
Short Term Investments	69,394	—	—	—	69,394
	70,531	1,467,947	20,641	—	1,559,119
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	219	—	—	—	219
	219	—	—	—	219
JNL/PPM America High Yield Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	15,152	—	—	15,152
Corporate Bonds And Notes	—	1,849,510	5,014	—	1,854,524
Senior Loan Interests	—	187,698	24,114	—	211,812
Government And Agency Obligations	—	48,205	—	—	48,205
Preferred Stocks	19,128	—	—	—	19,128
Other Equity Interests	—	—	—	—	—
Common Stocks	130,926	2,694	1	—	133,621
Investment Companies	31,345	—	—	—	31,345
Short Term Investments	289,801	—	—	—	289,801
	471,200	2,103,259	29,129	—	2,603,588
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2,252	—	—	—	2,252
	2,252	—	—	—	2,252
JNL/PPM America Mid Cap Value Fund
Assets - Securities
Common Stocks	674,075	—	—	—	674,075
Short Term Investments	21,617	—	—	—	21,617
	695,692	—	—	—	695,692
JNL/PPM America Small Cap Value Fund
Assets - Securities
Common Stocks	787,467	—	—	—	787,467
Short Term Investments	58,717	—	—	—	58,717
	846,184	—	—	—	846,184
JNL/PPM America Total Return Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	180,068	—	—	180,068
Corporate Bonds And Notes	—	528,317	7,335	—	535,652
Senior Loan Interests	—	33,089	3,177	—	36,266
Government And Agency Obligations	—	465,135	—	—	465,135
Preferred Stocks	1,217	—	—	—	1,217
Short Term Investments	57,093	—	—	—	57,093
	58,310	1,206,609	10,512	—	1,275,431
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2,492	—	—	—	2,492
	2,492	—	—	—	2,492
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(594)	—	—	—	(594)
	(594)	—	—	—	(594)
JNL/PPM America Value Equity Fund
Assets - Securities
Common Stocks	218,644	—	—	—	218,644
Short Term Investments	2,771	—	—	—	2,771
	221,415	—	—	—	221,415
JNL/S&P Competitive Advantage Fund
Assets - Securities
Common Stocks	2,757,461	—	—	—	2,757,461
Short Term Investments	6,576	45,000	—	153,456	205,032
	2,764,037	45,000	—	153,456	2,962,493
JNL/S&P Dividend Income & Growth Fund
Assets - Securities
Common Stocks	5,381,944	—	—	—	5,381,944
Short Term Investments	9,037	90,000	—	338,715	437,752
	5,390,981	90,000	—	338,715	5,819,696
JNL/S&P International 5 Fund
Assets - Securities
Common Stocks	3,789	39,385	—	—	43,174
Short Term Investments	—	—	—	501	501
	3,789	39,385	—	501	43,675

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL/S&P Intrinsic Value Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	2,558,838	—	—	—	2,558,838
Short Term Investments	1,823	—	—	71,750	73,573
	2,560,661	—	—	71,750	2,632,411
JNL/S&P Mid 3 Fund
Assets - Securities
Common Stocks	296,174	—	—	—	296,174
Short Term Investments	143	—	—	18,734	18,877
	296,317	—	—	18,734	315,051
JNL/S&P Total Yield Fund
Assets - Securities
Common Stocks	2,252,413	—	—	—	2,252,413
Short Term Investments	1,143	—	—	34,653	35,796
	2,253,556	—	—	34,653	2,288,209
JNL/Scout Unconstrained Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	62,158	—	—	62,158
Corporate Bonds And Notes	—	224,363	—	—	224,363
Government And Agency Obligations	—	437,511	—	—	437,511
Short Term Investments	33,139	—	—	1,277	34,416
	33,139	724,032	—	1,277	758,448
Assets - Investments in Other Financial Instruments[2]
Centrally Cleared Credit Default Swap Agreements	—	54	—	—	54
	—	54	—	—	54
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	7,737,425	154,216	10,152	—	7,901,793
Preferred Stocks	—	—	58,223	—	58,223
Corporate Bonds And Notes	—	59,210	—	—	59,210
Short Term Investments	126,578	—	—	—	126,578
	7,864,003	213,426	68,375	—	8,145,804
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	4,699,781	2,885	5,419	—	4,708,085
Preferred Stocks	—	—	18,446	—	18,446
Short Term Investments	366,702	—	—	—	366,702
	5,066,483	2,885	23,865	—	5,093,233
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	465,087	740	—	465,827
Corporate Bonds And Notes	—	766,276	—	—	766,276
Government And Agency Obligations	—	292,615	—	—	292,615
Short Term Investments	22,680	52,757	—	—	75,437
	22,680	1,576,735	740	—	1,600,155
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	440	—	—	—	440
OTC Purchased Options	—	2	—	—	2
	440	2	—	—	442
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,035)	—	—	—	(1,035)
OTC Written Options	—	(1)	—	—	(1)
	(1,035)	(1)	—	—	(1,036)
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,609,234	32,149	—	—	4,641,383
Preferred Stocks	29,462	—	—	—	29,462
Short Term Investments	7,544	—	—	—	7,544
	4,646,240	32,149	—	—	4,678,389
JNL/Vanguard Growth Allocation Fund
Assets - Securities
Investment Companies	2,197	—	—	—	2,197
Short Term Investments	349	—	—	—	349
	2,546	—	—	—	2,546
JNL/Vanguard Moderate Allocation Fund
Assets - Securities
Investment Companies	1,258	—	—	—	1,258
Short Term Investments	219	—	—	—	219
	1,477	—	—	—	1,477
JNL/Vanguard Moderate Growth Allocation Fund
Assets - Securities
Investment Companies	1,637	—	—	—	1,637
Short Term Investments	282	—	—	—	282
	1,919	—	—	—	1,919

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

JNL/Westchester Capital Event Driven Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	124,036	3,417	—	—	127,453
Preferred Stocks	10,078	—	—	—	10,078
Rights	82	—	14	—	96
Warrants	84	—	—	—	84
Investment Companies	5,659	—	—	—	5,659
Corporate Bonds And Notes	—	58,674	—	—	58,674
Senior Loan Interests	—	932	—	—	932
Other Equity Interests	—	—	359	—	359
Short Term Investments	9,328	—	—	—	9,328
	149,267	63,023	373	—	212,663
Liabilities - Securities
Common Stocks	(23,021)	—	—	—	(23,021)
Government And Agency Obligations	—	(396)	—	—	(396)
	(23,021)	(396)	—	—	(23,417)
Assets - Investments in Other Financial Instruments[2]
Exchange Traded Purchased Options	738	14	—	—	752
OTC Purchased Options	—	13	—	—	13
Open Forward Foreign Currency Contracts	—	112	—	—	112
OTC Total Return Swap Agreements	—	11,284	—	—	11,284
	738	11,423	—	—	12,161
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(5,032)	—	—	—	(5,032)
OTC Written Options	—	(239)	—	—	(239)
Open Forward Foreign Currency Contracts	—	(1,854)	—	—	(1,854)
OTC Total Return Swap Agreements	—	(12,608)	(171	—	(12,779)
	(5,032)	(14,701)	(171	—	(19,904)
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	4,792,615	—	—	—	4,792,615
Non-U.S. Government Agency Asset-Backed Securities	—	336,349	1,332	—	337,681
Corporate Bonds And Notes	—	877,360	—	—	877,360
Government And Agency Obligations	—	1,121,035	—	—	1,121,035
Short Term Investments	520,304	—	—	65,182	585,486
	5,312,919	2,334,744	1,332	65,182	7,714,177
Liabilities - Securities
Government And Agency Obligations	—	(5,796)	—	—	(5,796)
	—	(5,796)	—	—	(5,796)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,075	—	—	—	1,075
	1,075	—	—	—	1,075
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(103)	—	—	—	(103)
	(103)	—	—	—	(103)
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	271,304	—	—	271,304
Short Term Investments	—	786,004	—	—	786,004
	—	1,057,308	—	—	1,057,308
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,507,862	38,530	—	—	1,546,392
Short Term Investments	16,995	—	—	7,290	24,285
	1,524,857	38,530	—	7,290	1,570,677

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2  All derivatives, except for purchased and written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Purchased and written options are reflected at value.

3  Unfunded commitments in JNL/Crescent High Income Fund, JNL/Franklin Templeton Mutual Shares and JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in these Schedules of Investments.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table summarizes significant transfers (in thousands) between Level 1 and Level 2 valuations for the period ended September 30, 2017:

Transfers out of Level 2 into Level 1 during the Period($)	Transfers out of Level 1 into Level 2 during the Period($)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/BlackRock Global Allocation Fund
Common Stocks	—	52,120
JNL/Causeway International Value Select Fund
Preferred Stocks	32,911	—
JNL/FPA + DoubleLine Flexible Allocation Fund
Common Stocks	68,846	—
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	—	109,103
JNL/Invesco China-India Fund
Common Stocks	—	19,932
JNL/Invesco Global Real Estate Fund
Common Stocks	—	19,908
JNL/Lazard Emerging Markets Fund
Common Stocks	67,579	29,087
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	55,424	21,834
JNL/Mellon Capital International Index Fund
Common Stocks	—	24,667
JNL/Oppenheimer Emerging Markets Innovator Fund
Common Stocks	8,952	35,198
JNL/Oppenheimer Global Growth Fund
Preferred Stocks	34,259	—

The following table is a rollforward of significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2017:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)		Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)		(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/FPA + DoubleLine Flexible Allocation Fund
Corporate Bonds and Notes	58,300	—	(58,300)	[3]	—	—		—	—	—
JNL/Goldman Sachs Emerging Markets Debt Fund
Government and Agency Obligations		—	(4,827)	[4]	—	4,827	[4]	—	—	—

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at September 30, 2017.

2  There were no significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2017 except for those noted.

3  During the period, the valuation of the Delta Topco Ltd. (“Delta Topco”) corporate bond held in JNL/FPA + DoubleLine Flexible Allocation Fund was transferred from a Level 3 valuation to a Level 2 valuation. Previously the fair value of the corporate bond was stapled with an equity investment that had no value. The fair value measurement was determined based on acquisition terms agreed upon by Liberty Media Corporation (“Liberty”) and Delta Topco and was considered a Level 3 valuation. Liberty purchased Delta Topco in February 2016. At the end of the period, the fair value measurement was determined based on a valuation model and considered a Level 2 valuation.

4  During the period, the valuation of the Government and Agency Obligations held in JNL/Goldman Sachs Emerging Markets Debt Fund was transferred from a Level 3 valuation to a Level 2 valuation. At period end, the security was valued by an independent pricing service and was considered a Level 2 valuation. Previously it was valued using the purchase price and considered a Level 3 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Funded portions of credit agreements are presented in the Schedules of Investments. The following table details unfunded loan commitments (in thousands) at September 30, 2017:

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/Crescent High Income Fund
TGP Holdings III LLC Delayed Draw Term Loan	74	1
Trimark USA LLC Delayed Draw Term Loan	5	—
	79	1
JNL/Franklin Templeton Mutual Shares Fund
Toys R Us Inc. DIP Term Loan*	980	—
	980	—

JNL/PPM America Floating Rate Income Fund
Allied Universal Holdco LLC Delayed Draw Term Loan	896	2
Engineered Machinery Holdings Inc. 1st Lien Delayed Draw Term Loan	61	—
ICSH Inc. Delayed Draw Term Loan*	226	2
TricorBraun Holdings Inc. 1st Lien Delayed Draw Term Loan	324	5
	1,507	9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments

September 30, 2017

* Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities are classified for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in these Schedules of Investments.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund, JNL/PPM America Value Equity Fund and JNL Multi-Manager Small Cap Value Fund.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2017

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 28, 2017

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.